================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                               -----------------

                                  FORM N-CSR

                               -----------------

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-7436

                               -----------------

                       THE DFA INVESTMENT TRUST COMPANY
              (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                               -----------------

              6300 BEE CAVE ROAD, BUILDING ONE, AUSTIN, TX 78746
              (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                               -----------------

          CATHERINE L. NEWELL, ESQUIRE, PRESIDENT AND GENERAL COUNSEL
                       THE DFA INVESTMENT TRUST COMPANY,
              6300 BEE CAVE ROAD, BUILDING ONE, AUSTIN, TX 78746
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                               -----------------

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 512-306-7400

                      DATE OF FISCAL YEAR END: OCTOBER 31

                  DATE OF REPORTING PERIOD: OCTOBER 31, 2017

================================================================================

ITEM 1. REPORTS TO STOCKHOLDERS.

[LOGO]

Annual Report

YEAR ENDED: OCTOBER 31, 2017

--------------------------------------------------------------------------------
DFA INVESTMENT DIMENSIONS GROUP INC. / DIMENSIONAL INVESTMENT GROUP INC. / THE DFA INVESTMENT TRUST COMPANY / DIMENSIONAL EMERGING MARKETS VALUE FUND
--------------------------------------------------------------------------------

DFA INVESTMENT DIMENSIONS GROUP INC.

--------------------------------------------------------------------------------

ENHANCED U.S. LARGE COMPANY PORTFOLIO  INTERNATIONAL CORE EQUITY PORTFOLIO    INTERNATIONAL VECTOR EQUITY PORTFOLIO
U.S. LARGE CAP EQUITY PORTFOLIO        INTERNATIONAL SMALL COMPANY PORTFOLIO  INTERNATIONAL HIGH RELATIVE
U.S. LARGE CAP VALUE PORTFOLIO         GLOBAL SMALL COMPANY PORTFOLIO         PROFITABILITY PORTFOLIO
U.S. TARGETED VALUE PORTFOLIO          JAPANESE SMALL COMPANY PORTFOLIO       WORLD EX U.S. VALUE PORTFOLIO
U.S. SMALL CAP VALUE PORTFOLIO         ASIA PACIFIC SMALL COMPANY PORTFOLIO   WORLD EX U.S. TARGETED VALUE PORTFOLIO
U.S. CORE EQUITY 1 PORTFOLIO           UNITED KINGDOM SMALL COMPANY PORTFOLIO WORLD EX U.S. CORE EQUITY PORTFOLIO
U.S. CORE EQUITY 2 PORTFOLIO           CONTINENTAL SMALL COMPANY PORTFOLIO    WORLD CORE EQUITY PORTFOLIO
U.S. VECTOR EQUITY PORTFOLIO           DFA INTERNATIONAL REAL ESTATE          SELECTIVELY HEDGED GLOBAL EQUITY
U.S. SMALL CAP PORTFOLIO               SECURITIES PORTFOLIO                   PORTFOLIO
U.S. MICRO CAP PORTFOLIO               DFA GLOBAL REAL ESTATE SECURITIES      EMERGING MARKETS PORTFOLIO
U.S. HIGH RELATIVE PROFITABILITY       PORTFOLIO                              EMERGING MARKETS SMALL CAP PORTFOLIO
PORTFOLIO                              DFA INTERNATIONAL SMALL CAP VALUE      EMERGING MARKETS VALUE PORTFOLIO
DFA REAL ESTATE SECURITIES PORTFOLIO   PORTFOLIO                              EMERGING MARKETS CORE EQUITY PORTFOLIO
LARGE CAP INTERNATIONAL PORTFOLIO                                             DFA COMMODITY STRATEGY PORTFOLIO

DIMENSIONAL INVESTMENT GROUP INC.

--------------------------------------------------------------------------------

 DFA INTERNATIONAL VALUE PORTFOLIO      U.S. LARGE COMPANY PORTFOLIO

THE DFA INVESTMENT TRUST COMPANY

--------------------------------------------------------------------------------

 THE U.S. LARGE CAP VALUE SERIES        THE CONTINENTAL SMALL COMPANY SERIES
 THE DFA INTERNATIONAL VALUE SERIES     THE CANADIAN SMALL COMPANY SERIES
 THE JAPANESE SMALL COMPANY SERIES      THE EMERGING MARKETS SERIES
 THE ASIA PACIFIC SMALL COMPANY SERIES  THE EMERGING MARKETS SMALL CAP SERIES
 THE UNITED KINGDOM SMALL COMPANY
 SERIES

DIMENSIONAL EMERGING MARKETS VALUE FUND

--------------------------------------------------------------------------------

[LOGO]

December 2017

Dear Fellow Shareholder,

On behalf of everyone at Dimensional, we thank you for trusting us with your investments. We recognize that the assets we manage for you play an important role in your future. And we are committed to enhancing shareholder value every day through the quality of our implementation.

Dimensional believes that an approach based on sensible and thoroughly vetted investment ideas leads to a consistent set of funds that can help you achieve your investment goals. Over the past 36 years, we have built upon a foundation of sensible investment ideas, which evolved through research and refinement. The goal has always been to find additional ways to enhance our funds while remaining consistent in our approach.

We believe these efforts have indeed helped people meet a wide range of goals and be long-term investors. We appreciate the opportunity to continue serving our shareholders.

Sincerely,

 /s/ David P. Butler                    /s/ Gerard O'Reilly

 David Butler                           Gerard O'Reilly
 Co-Chief Executive Officer             Co-Chief Executive Officer and Chief
                                        Investment Officer

                                 ANNUAL REPORT

                               TABLE OF CONTENTS

                                                                         PAGE
                                                                        ------
  LETTER TO SHAREHOLDERS
  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES...........................      1
  DFA INVESTMENT DIMENSIONS GROUP INC.
     Performance Charts................................................      3
     Management's Discussion and Analysis..............................     22
     Disclosure of Fund Expenses.......................................     36
     Disclosure of Portfolio Holdings..................................     42
     Schedules of Investments/Summary Schedules of Portfolio Holdings
         Enhanced U.S. Large Company Portfolio.........................     45
         U.S. Large Cap Equity Portfolio...............................     48
         U.S. Large Cap Value Portfolio................................     51
         U.S. Targeted Value Portfolio.................................     52
         U.S. Small Cap Value Portfolio................................     55
         U.S. Core Equity 1 Portfolio..................................     58
         U.S. Core Equity 2 Portfolio..................................     61
         U.S. Vector Equity Portfolio..................................     64
         U.S. Small Cap Portfolio......................................     67
         U.S. Micro Cap Portfolio......................................     70
         U.S. High Relative Profitability Portfolio....................     73
         DFA Real Estate Securities Portfolio..........................     76
         Large Cap International Portfolio.............................     78
         International Core Equity Portfolio...........................     82
         International Small Company Portfolio.........................     86
         Global Small Company Portfolio................................     87
         Japanese Small Company Portfolio..............................     88
         Asia Pacific Small Company Portfolio..........................     89
         United Kingdom Small Company Portfolio........................     90
         Continental Small Company Portfolio...........................     91
         DFA International Real Estate Securities Portfolio............     92
         DFA Global Real Estate Securities Portfolio...................     96
         DFA International Small Cap Value Portfolio...................     98
         International Vector Equity Portfolio.........................    102
         International High Relative Profitability Portfolio...........    106
         World ex U.S. Value Portfolio.................................    110
         World ex U.S. Targeted Value Portfolio........................    111
         World ex U.S. Core Equity Portfolio...........................    117
         World Core Equity Portfolio...................................    123
         Selectively Hedged Global Equity Portfolio....................    124
         Emerging Markets Portfolio....................................    126
         Emerging Markets Small Cap Portfolio..........................    126
         Emerging Markets Value Portfolio..............................    126
         Emerging Markets Core Equity Portfolio........................    127
     Statements of Assets and Liabilities..............................    132
     Statements of Operations..........................................    140
     Statements of Changes in Net Assets...............................    148
     Financial Highlights..............................................    160
     Notes to Financial Statements.....................................    183

TABLE OF CONTENTS
CONTINUED

                                                                          PAGE
                                                                         ------
   Report of Independent Registered Public Accounting Firm..............    220
   Section 19(a) Notice.................................................    221
DFA INVESTMENT DIMENSIONS GROUP INC. - DFA COMMODITY STRATEGY PORTFOLIO
   Performance Charts...................................................    222
   Management's Discussion and Analysis.................................    223
   Consolidated Disclosure of Fund Expenses.............................    224
   Consolidated Disclosure of Portfolio Holdings........................    225
   Consolidated Schedule of Investments.................................    226
   Consolidated Statement of Assets and Liabilities.....................    233
   Consolidated Statement of Operations.................................    234
   Consolidated Statements of Changes in Net Assets.....................    235
   Consolidated Financial Highlights....................................    236
   Consolidated Notes to Financial Statements...........................    237
   Report of Independent Registered Public Accounting Firm..............    250
DIMENSIONAL INVESTMENT GROUP INC.
   Performance Charts...................................................    251
   Management's Discussion and Analysis.................................    253
   Disclosure of Fund Expenses..........................................    256
   Disclosure of Portfolio Holdings.....................................    258
   Schedule of Investments/Summary Schedule of Portfolio Holdings
       DFA International Value Portfolio................................    259
       U.S. Large Company Portfolio.....................................    260
   Statements of Assets and Liabilities.................................    263
   Statements of Operations.............................................    264
   Statements of Changes in Net Assets..................................    265
   Financial Highlights.................................................    266
   Notes to Financial Statements........................................    269
   Report of Independent Registered Public Accounting Firm..............    279
THE DFA INVESTMENT TRUST COMPANY
   Performance Charts...................................................    280
   Management's Discussion and Analysis.................................    285
   Disclosure of Fund Expenses..........................................    290
   Disclosure of Portfolio Holdings.....................................    292
   Summary Schedules of Portfolio Holdings
       The U.S. Large Cap Value Series..................................    294
       The DFA International Value Series...............................    297
       The Japanese Small Company Series................................    301
       The Asia Pacific Small Company Series............................    304
       The United Kingdom Small Company Series..........................    307
       The Continental Small Company Series.............................    310
       The Canadian Small Company Series................................    314
       The Emerging Markets Series......................................    317
       The Emerging Markets Small Cap Series............................    321
   Statements of Assets and Liabilities.................................    325
   Statements of Operations.............................................    327
   Statements of Changes in Net Assets..................................    329
   Financial Highlights.................................................    332
   Notes to Financial Statements........................................    337
   Report of Independent Registered Public Accounting Firm..............    349

TABLE OF CONTENTS
CONTINUED

                                                                       PAGE
                                                                      ------
    DIMENSIONAL EMERGING MARKETS VALUE FUND
       Performance Charts............................................    350
       Management's Discussion and Analysis..........................    351
       Disclosure of Fund Expenses...................................    353
       Disclosure of Portfolio Holdings..............................    354
       Summary Schedule of Portfolio Holdings........................    355
       Statement of Assets and Liabilities...........................    359
       Statement of Operations.......................................    360
       Statements of Changes in Net Assets...........................    361
       Financial Highlights..........................................    362
       Notes to Financial Statements.................................    363
       Report of Independent Registered Public Accounting Firm.......    371
    VOTING PROXIES ON FUND PORTFOLIO SECURITIES......................    379
    NOTICE TO SHAREHOLDERS...........................................    380

This report is submitted for the information of the Funds' shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DIMENSIONAL INVESTMENT GROUP INC.

                       THE DFA INVESTMENT TRUST COMPANY

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

SCHEDULES OF INVESTMENTS/SUMMARY SCHEDULES OF PORTFOLIO HOLDINGS
----------------------------------------------------------------

Investment Abbreviations
ADR     American Depositary Receipt
P.L.C.  Public Limited Company
AUD     Australian dollar
CAD     Canadian Dollar
CHF     Swiss Franc
DKK     Danish Krone
EUR     Euro
GBP     British Pound
HKD     Hong Kong Dollar
ILS     Israeli New Shekel
JPY     Japanese Yen
NOK     Norwegian Krone
SEK     Swedish Krona
SGD     Singapore Dollar
USD     United States Dollar

Investment Footnotes
+       See Note B to Financial Statements.
++      Securities that have generally been fair value factored. See Note B to Financial Statements.
**      Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings in unaffiliated issuers of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
*       Non-Income Producing Securities.
#       Total or Partial Securities on Loan.
^       Denominated in USD, unless otherwise noted.
##      Rule 144A, Section 4(2), or other security which is restricted as to resale to institutional investors. The
        Fund's Advisor has deemed this security to be liquid based upon procedures approved by the Board of
        Trustees.
@       Security purchased with cash proceeds from Securities on Loan.
++      Security pledged as collateral for Swap Agreements.
(S)     Affiliated Fund.

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES
CONTINUED

FINANCIAL HIGHLIGHTS
--------------------
(A)   Computed using average shares outstanding.
(B)   Represents the combined ratios for the respective portfolio and its respective pro-rata share of its
      Master and/or Underlying Fund(s).
(C)   Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.
(D)   Non-Annualized
(E)   Annualized

ALL STATEMENTS, SCHEDULES AND NOTES TO FINANCIAL STATEMENTS
-----------------------------------------------------------
--    Amounts designated as -- are either zero or rounded to zero.
REIT  Real Estate Investment Trust
SEC   Securities and Exchange Commission
(a)   Commencement of Operations.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------

                  ENHANCED U.S. LARGE COMPANY PORTFOLIO VS.
                  S&P 500(R) INDEX
                  OCTOBER 31, 2007-OCTOBER 31, 2017

                                    [CHART]


                   Enhanced U.S. Large Company
                           Portfolio                    S&P 500/R/ Index
                ---------------------------------      ------------------
10/31/2007                  $10,000                         $10,000
11/30/2007                    9,579                           9,582
12/31/2007                    9,511                           9,515
 1/31/2008                    8,915                           8,944
 2/29/2008                    8,626                           8,654
 3/31/2008                    8,588                           8,616
 4/30/2008                    8,992                           9,036
 5/31/2008                    9,117                           9,154
 6/30/2008                    8,342                           8,382
 7/31/2008                    8,274                           8,311
 8/31/2008                    8,401                           8,432
 9/30/2008                    7,627                           7,680
10/31/2008                    6,327                           6,390
11/30/2008                    5,896                           5,932
12/31/2008                    5,966                           5,995
 1/31/2009                    5,466                           5,490
 2/28/2009                    4,868                           4,905
 3/31/2009                    5,311                           5,335
 4/30/2009                    5,835                           5,845
 5/31/2009                    6,184                           6,172
 6/30/2009                    6,206                           6,185
 7/31/2009                    6,696                           6,652
 8/31/2009                    6,958                           6,892
 9/30/2009                    7,232                           7,150
10/31/2009                    7,100                           7,017
11/30/2009                    7,549                           7,438
12/31/2009                    7,679                           7,581
 1/31/2010                    7,415                           7,309
 2/28/2010                    7,657                           7,535
 3/31/2010                    8,108                           7,990
 4/30/2010                    8,240                           8,116
 5/31/2010                    7,591                           7,468
 6/30/2010                    7,201                           7,077
 7/31/2010                    7,709                           7,573
 8/31/2010                    7,367                           7,231
 9/30/2010                    8,026                           7,876
10/31/2010                    8,336                           8,176
11/30/2010                    8,325                           8,177
12/31/2010                    8,882                           8,724
 1/31/2011                    9,103                           8,930
 2/28/2011                    9,403                           9,236
 3/31/2011                    9,403                           9,240
 4/30/2011                    9,702                           9,514
 5/31/2011                    9,614                           9,406
 6/30/2011                    9,447                           9,249
 7/31/2011                    9,270                           9,061
 8/31/2011                    8,760                           8,569
 9/30/2011                    8,139                           7,966
10/31/2011                    9,037                           8,837
11/30/2011                    8,981                           8,818
12/31/2011                    9,082                           8,908
 1/31/2012                    9,508                           9,307
 2/29/2012                    9,923                           9,709
 3/31/2012                   10,259                          10,029
 4/30/2012                   10,203                           9,966
 5/31/2012                    9,586                           9,367
 6/30/2012                    9,988                           9,753
 7/31/2012                   10,157                           9,888
 8/31/2012                   10,393                          10,111
 9/30/2012                   10,660                          10,372
10/31/2012                   10,469                          10,181
11/30/2012                   10,536                          10,240
12/31/2012                   10,622                          10,333
 1/31/2013                   11,166                          10,869
 2/28/2013                   11,325                          11,016
 3/31/2013                   11,744                          11,429
 4/30/2013                   11,971                          11,649
 5/31/2013                   12,243                          11,922
 6/30/2013                   12,056                          11,762
 7/31/2013                   12,692                          12,360
 8/31/2013                   12,317                          12,002
 9/30/2013                   12,703                          12,379
10/31/2013                   13,294                          12,948
11/30/2013                   13,703                          13,342
12/31/2013                   14,033                          13,680
 1/31/2014                   13,567                          13,207
 2/28/2014                   14,181                          13,811
 3/31/2014                   14,290                          13,927
 4/30/2014                   14,404                          14,030
 5/31/2014                   14,758                          14,360
 6/30/2014                   15,041                          14,656
 7/31/2014                   14,824                          14,454
 8/31/2014                   15,429                          15,032
 9/30/2014                   15,201                          14,822
10/31/2014                   15,578                          15,184
11/30/2014                   16,023                          15,592
12/31/2014                   15,934                          15,553
 1/31/2015                   15,503                          15,086
 2/28/2015                   16,365                          15,953
 3/31/2015                   16,130                          15,701
 4/30/2015                   16,273                          15,851
 5/31/2015                   16,495                          16,055
 6/30/2015                   16,147                          15,744
 7/31/2015                   16,500                          16,074
 8/31/2015                   15,467                          15,104
 9/30/2015                   15,101                          14,731
10/31/2015                   16,395                          15,973
11/30/2015                   16,422                          16,021
12/31/2015                   16,106                          15,768
 1/31/2016                   15,337                          14,985
 2/29/2016                   15,337                          14,965
 3/31/2016                   16,428                          15,980
 4/30/2016                   16,512                          16,042
 5/31/2016                   16,792                          16,330
 6/30/2016                   16,868                          16,373
 7/31/2016                   17,499                          16,976
 8/31/2016                   17,499                          17,000
 9/30/2016                   17,498                          17,003
10/31/2016                   17,175                          16,693
11/30/2016                   17,779                          17,312
12/31/2016                   18,135                          17,654
 1/31/2017                   18,482                          17,989
 2/28/2017                   19,207                          18,703
 3/31/2017                   19,246                          18,725
 4/30/2017                   19,464                          18,917
 5/31/2017                   19,754                          19,183
 6/30/2017                   19,855                          19,303
 7/31/2017                   20,307                          19,700
 8/31/2017                   20,365                          19,760          Past performance is not predictive of
 9/30/2017                   20,734                          20,168          future performance.
10/31/2017                   21,215                          20,638          The returns shown do not reflect the
                                                                             deduction of taxes that a shareholder
                                                                             would pay on fund distributions or the
          AVERAGE ANNUAL         ONE         FIVE          TEN               redemption of fund shares.
          TOTAL RETURN           YEAR        YEARS        YEARS              Copyright 2017 S&P Dow Jones Indices
          ------------------------------------------------------------       LLC, a division of S&P Global. All rights
                                23.53%       15.17%       7.81%              reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. LARGE CAP EQUITY PORTFOLIO VS.
RUSSELL 1000(R) INDEX
JUNE 25, 2013-OCTOBER 31, 2017

                                [CHART]


                       U.S. Large Cap
                      Equity Portfolio        Russell 1000/R/ Index
                     ------------------       ---------------------
  6/25/2013               $10,000                   $10,000
  6/30/2013                10,020                    10,130
  7/31/2013                10,550                    10,672
  8/31/2013                10,270                    10,378
  9/30/2013                10,630                    10,740
 10/31/2013                11,101                    11,213
 11/30/2013                11,452                    11,527
 12/31/2013                11,757                    11,838
  1/31/2014                11,333                    11,460
  2/28/2014                11,878                    12,004
  3/31/2014                11,985                    12,080
  4/30/2014                12,046                    12,137
  5/31/2014                12,319                    12,416
  6/30/2014                12,623                    12,699
  7/31/2014                12,410                    12,493
  8/31/2014                12,928                    13,010
  9/30/2014                12,654                    12,781
 10/31/2014                12,899                    13,094
 11/30/2014                13,205                    13,437
 12/31/2014                13,175                    13,405
  1/31/2015                12,775                    13,037
  2/28/2015                13,555                    13,790
  3/31/2015                13,391                    13,619
  4/30/2015                13,463                    13,715
  5/31/2015                13,659                    13,895
  6/30/2015                13,399                    13,634
  7/31/2015                13,564                    13,897
  8/31/2015                12,768                    13,061
  9/30/2015                12,374                    12,703
 10/31/2015                13,350                    13,731
 11/30/2015                13,391                    13,776
 12/31/2015                13,081                    13,528
  1/31/2016                12,350                    12,800
  2/29/2016                12,412                    12,796
  3/31/2016                13,260                    13,687
  4/30/2016                13,302                    13,762
  5/31/2016                13,522                    14,003
  6/30/2016                13,491                    14,034
  7/31/2016                14,029                    14,569
  8/31/2016                14,071                    14,588
  9/30/2016                14,104                    14,600
 10/31/2016                13,818                    14,315
 11/30/2016                14,495                    14,879
 12/31/2016                14,746                    15,159
  1/31/2017                15,065                    15,464
  2/28/2017                15,608                    16,062
  3/31/2017                15,614                    16,073
  4/30/2017                15,763                    16,242
  5/31/2017                15,913                    16,450
  6/30/2017                16,044                    16,565
  7/31/2017                16,355                    16,893
  8/31/2017                16,377                    16,946            Past performance is not predictive of
  9/30/2017                16,779                    17,306            future performance.
 10/31/2017                17,156                    17,703            The returns shown do not reflect the
                                                                       deduction of taxes that a shareholder
                                                                       would pay on fund distributions or the
            AVERAGE ANNUAL         ONE           SINCE                 redemption of fund shares.
            TOTAL RETURN           YEAR        INCEPTION               Russell data copyright (C) Russell
            ---------------------------------------------------        Investment Group 1995-2017, all rights
                                  24.16%        13.21%                 reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
U.S. LARGE CAP VALUE PORTFOLIO VS.
RUSSELL 1000(R) VALUE INDEX
OCTOBER 31, 2007-OCTOBER 31, 2017

                                    [CHART]


                U.S. Large Cap Value Portfolio    Russell 1000/R/ Value Index
               --------------------------------   ---------------------------
10/31/2007                 $10,000                          $10,000
11/30/2007                   9,440                            9,511
12/31/2007                   9,410                            9,419
 1/31/2008                   9,049                            9,042
 2/29/2008                   8,769                            8,663
 3/31/2008                   8,687                            8,598
 4/30/2008                   9,232                            9,017
 5/31/2008                   9,451                            9,003
 6/30/2008                   8,416                            8,141
 7/31/2008                   8,322                            8,112
 8/31/2008                   8,485                            8,250
 9/30/2008                   7,722                            7,644
10/31/2008                   5,982                            6,320
11/30/2008                   5,395                            5,867
12/31/2008                   5,571                            5,949
 1/31/2009                   4,910                            5,265
 2/28/2009                   4,220                            4,561
 3/31/2009                   4,635                            4,951
 4/30/2009                   5,386                            5,482
 5/31/2009                   5,799                            5,821
 6/30/2009                   5,728                            5,778
 7/31/2009                   6,268                            6,251
 8/31/2009                   6,694                            6,578
 9/30/2009                   6,986                            6,832
10/31/2009                   6,686                            6,623
11/30/2009                   7,062                            6,996
12/31/2009                   7,252                            7,120
 1/31/2010                   7,082                            6,920
 2/28/2010                   7,388                            7,138
 3/31/2010                   7,965                            7,603
 4/30/2010                   8,216                            7,800
 5/31/2010                   7,513                            7,158
 6/30/2010                   6,945                            6,755
 7/31/2010                   7,488                            7,213
 8/31/2010                   7,030                            6,904
 9/30/2010                   7,719                            7,440
10/31/2010                   8,003                            7,663
11/30/2010                   7,943                            7,622
12/31/2010                   8,715                            8,224
 1/31/2011                   8,997                            8,410
 2/28/2011                   9,482                            8,720
 3/31/2011                   9,525                            8,755
 4/30/2011                   9,764                            8,988
 5/31/2011                   9,625                            8,893
 6/30/2011                   9,450                            8,711
 7/31/2011                   9,018                            8,422
 8/31/2011                   8,256                            7,896
 9/30/2011                   7,421                            7,299
10/31/2011                   8,446                            8,135
11/30/2011                   8,376                            8,093
12/31/2011                   8,442                            8,256
 1/31/2012                   8,861                            8,568
 2/29/2012                   9,372                            8,910
 3/31/2012                   9,544                            9,174
 4/30/2012                   9,345                            9,081
 5/31/2012                   8,681                            8,548
 6/30/2012                   9,147                            8,972
 7/31/2012                   9,236                            9,065
 8/31/2012                   9,601                            9,262
 9/30/2012                   9,951                            9,556
10/31/2012                   9,978                            9,509
11/30/2012                  10,000                            9,505
12/31/2012                  10,303                            9,702
 1/31/2013                  11,019                           10,332
 2/28/2013                  11,158                           10,480
 3/31/2013                  11,695                           10,896
 4/30/2013                  11,812                           11,060
 5/31/2013                  12,299                           11,344
 6/30/2013                  12,157                           11,244
 7/31/2013                  12,887                           11,851
 8/31/2013                  12,502                           11,402
 9/30/2013                  12,871                           11,687
10/31/2013                  13,522                           12,199
11/30/2013                  14,086                           12,540
12/31/2013                  14,458                           12,857
 1/31/2014                  13,886                           12,401
 2/28/2014                  14,353                           12,937
 3/31/2014                  14,689                           13,246
 4/30/2014                  14,786                           13,372
 5/31/2014                  15,107                           13,567
 6/30/2014                  15,518                           13,922
 7/31/2014                  15,403                           13,685
 8/31/2014                  15,891                           14,187
 9/30/2014                  15,495                           13,895
10/31/2014                  15,616                           14,207
11/30/2014                  15,796                           14,498
12/31/2014                  15,913                           14,587
 1/31/2015                  15,122                           14,004
 2/28/2015                  16,190                           14,681
 3/31/2015                  15,879                           14,482
 4/30/2015                  16,203                           14,617
 5/31/2015                  16,377                           14,793
 6/30/2015                  16,112                           14,497
 7/31/2015                  16,070                           14,561
 8/31/2015                  15,092                           13,694
 9/30/2015                  14,605                           13,280
10/31/2015                  15,796                           14,282
11/30/2015                  15,853                           14,337
12/31/2015                  15,357                           14,029
 1/31/2016                  14,311                           13,304
 2/29/2016                  14,336                           13,300
 3/31/2016                  15,377                           14,258
 4/30/2016                  15,793                           14,558
 5/31/2016                  16,003                           14,784
 6/30/2016                  15,987                           14,912
 7/31/2016                  16,536                           15,345
 8/31/2016                  16,727                           15,463
 9/30/2016                  16,808                           15,431
10/31/2016                  16,519                           15,192
11/30/2016                  17,815                           16,060
12/31/2016                  18,259                           16,461
 1/31/2017                  18,524                           16,578
 2/28/2017                  19,081                           17,174
 3/31/2017                  18,903                           16,999
 4/30/2017                  19,028                           16,967
 5/31/2017                  19,007                           16,951
 6/30/2017                  19,321                           17,228
 7/31/2017                  19,647                           17,457
 8/31/2017                  19,463                           17,253              Past performance is not predictive of
 9/30/2017                  20,212                           17,764              future performance.
10/31/2017                  20,503                           17,893              The returns shown do not reflect the
                                                                                 deduction of taxes that a shareholder
                                                                                 would pay on fund distributions or the
           AVERAGE ANNUAL          ONE          FIVE          TEN                redemption of fund shares.
           TOTAL RETURN            YEAR         YEARS        YEARS               Russell data copyright (C) Russell
           --------------------------------------------------------------        Investment Group 1995-2017, all rights
                                  24.11%        15.49%       7.44%               reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. TARGETED VALUE PORTFOLIO -- CLASS R1 VS.
RUSSELL 2000(R) VALUE INDEX
JANUARY 31, 2008-OCTOBER 31, 2017

                                    [CHART]


                    U.S. Targeted
              Value Portfolio - Class R1      Russell 2000/R/ Value Index
              --------------------------      ---------------------------
 1/31/2008             $10,000                          $10,000
 2/29/2008               9,750                            9,603
 3/31/2008               9,821                            9,747
 4/30/2008              10,152                           10,056
 5/31/2008              10,613                           10,400
 6/30/2008               9,538                            9,402
 7/31/2008               9,790                            9,884
 8/31/2008              10,233                           10,353
 9/30/2008               9,575                            9,868
10/31/2008               7,504                            7,897
11/30/2008               6,525                            6,982
12/31/2008               6,946                            7,412
 1/31/2009               5,999                            6,353
 2/28/2009               5,204                            5,471
 3/31/2009               5,777                            5,956
 4/30/2009               6,902                            6,901
 5/31/2009               7,137                            7,051
 6/30/2009               7,107                            7,028
 7/31/2009               7,959                            7,841
 8/31/2009               8,379                            8,212
 9/30/2009               8,844                            8,624
10/31/2009               8,207                            8,051
11/30/2009               8,484                            8,308
12/31/2009               9,150                            8,937
 1/31/2010               8,943                            8,675
 2/28/2010               9,449                            9,077
 3/31/2010              10,229                            9,832
 4/30/2010              10,973                           10,520
 5/31/2010               9,981                            9,631
 6/30/2010               9,031                            8,790
 7/31/2010               9,735                            9,418
 8/31/2010               8,948                            8,710
 9/30/2010              10,044                            9,645
10/31/2010              10,417                           10,019
11/30/2010              10,840                           10,273
12/31/2010              11,805                           11,127
 1/31/2011              11,883                           11,133
 2/28/2011              12,550                           11,698
 3/31/2011              12,792                           11,861
 4/30/2011              12,998                           12,053
 5/31/2011              12,678                           11,837
 6/30/2011              12,397                           11,546
 7/31/2011              11,964                           11,165
 8/31/2011              10,763                           10,178
 9/30/2011               9,425                            9,067
10/31/2011              10,905                           10,373
11/30/2011              10,941                           10,353
12/31/2011              11,049                           10,515
 1/31/2012              11,719                           11,214
 2/29/2012              12,144                           11,380
 3/31/2012              12,369                           11,733
 4/30/2012              12,168                           11,564
 5/31/2012              11,260                           10,857
 6/30/2012              11,715                           11,380
 7/31/2012              11,657                           11,264
 8/31/2012              12,192                           11,612
 9/30/2012              12,577                           12,025
10/31/2012              12,505                           11,874
11/30/2012              12,715                           11,911
12/31/2012              13,155                           12,413
 1/31/2013              14,059                           13,152
 2/28/2013              14,291                           13,303
 3/31/2013              14,987                           13,856
 4/30/2013              14,840                           13,843
 5/31/2013              15,567                           14,257
 6/30/2013              15,460                           14,199
 7/31/2013              16,545                           15,111
 8/31/2013              15,941                           14,443
 9/30/2013              16,826                           15,277
10/31/2013              17,555                           15,773
11/30/2013              18,331                           16,389
12/31/2013              18,804                           16,698
 1/31/2014              17,913                           16,052
 2/28/2014              18,845                           16,787
 3/31/2014              19,217                           16,994
 4/30/2014              18,862                           16,557
 5/31/2014              19,044                           16,662
 6/30/2014              19,852                           17,399
 7/31/2014              18,859                           16,347
 8/31/2014              19,819                           17,058
 9/30/2014              18,629                           15,907
10/31/2014              19,217                           17,018
11/30/2014              19,110                           16,939
12/31/2014              19,348                           17,402
 1/31/2015              18,502                           16,678
 2/28/2015              19,828                           17,452
 3/31/2015              20,100                           17,747
 4/30/2015              19,891                           17,367
 5/31/2015              20,179                           17,511
 6/30/2015              20,105                           17,534
 7/31/2015              19,580                           17,051
 8/31/2015              18,783                           16,213
 9/30/2015              17,863                           15,652
10/31/2015              18,962                           16,528
11/30/2015              19,410                           16,998
12/31/2015              18,219                           16,102
 1/31/2016              16,984                           15,020
 2/29/2016              17,214                           15,123
 3/31/2016              18,680                           16,376
 4/30/2016              19,069                           16,723
 5/31/2016              19,189                           17,030
 6/30/2016              18,937                           17,082
 7/31/2016              19,874                           18,003
 8/31/2016              20,171                           18,451
 9/30/2016              20,355                           18,596
10/31/2016              19,760                           17,985
11/30/2016              22,465                           20,372
12/31/2016              23,085                           21,213
 1/31/2017              23,124                           21,062
 2/28/2017              23,364                           21,366
 3/31/2017              23,149                           21,186
 4/30/2017              23,014                           21,269
 5/31/2017              22,243                           20,607
 6/30/2017              23,000                           21,328
 7/31/2017              23,203                           21,462
 8/31/2017              22,555                           20,935              Past performance is not predictive of
 9/30/2017              24,203                           22,417              future performance.
10/31/2017              24,368                           22,447              The returns shown do not reflect the
                                                                             deduction of taxes that a shareholder
                                                                             would pay on fund distributions or the
          AVERAGE ANNUAL        ONE        FIVE          SINCE               redemption of fund shares.
          TOTAL RETURN          YEAR       YEARS       INCEPTION             Russell data copyright (C) Russell
          ------------------------------------------------------------       Investment Group 1995-2017, all rights
                               23.32%      14.27%        9.57%               reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
U.S. TARGETED VALUE PORTFOLIO -- CLASS R2 VS.
RUSSELL 2000(R) VALUE INDEX
JUNE 30, 2008-OCTOBER 31, 2017

                                    [CHART]


                      U.S. Targeted Value
                      Portfolio - Class R2         Russell 2000/R/ Value Index
                    ------------------------       ---------------------------
 6/30/2008                  $10,000                           $10,000
 7/31/2008                   10,260                            10,513
 8/31/2008                   10,720                            11,012
 9/30/2008                   10,038                            10,496
10/31/2008                    7,860                             8,399
11/30/2008                    6,836                             7,427
12/31/2008                    7,274                             7,883
 1/31/2009                    6,272                             6,757
 2/28/2009                    5,443                             5,819
 3/31/2009                    6,038                             6,335
 4/30/2009                    7,216                             7,341
 5/31/2009                    7,459                             7,499
 6/30/2009                    7,436                             7,476
 7/31/2009                    8,321                             8,340
 8/31/2009                    8,768                             8,735
 9/30/2009                    9,248                             9,173
10/31/2009                    8,585                             8,564
11/30/2009                    8,871                             8,836
12/31/2009                    9,568                             9,506
 1/31/2010                    9,343                             9,227
 2/28/2010                    9,865                             9,655
 3/31/2010                   10,685                            10,458
 4/30/2010                   11,453                            11,190
 5/31/2010                   10,419                            10,244
 6/30/2010                    9,434                             9,350
 7/31/2010                   10,161                            10,017
 8/31/2010                    9,341                             9,264
 9/30/2010                   10,484                            10,259
10/31/2010                   10,874                            10,656
11/30/2010                   11,306                            10,927
12/31/2010                   12,308                            11,835
 1/31/2011                   12,396                            11,841
 2/28/2011                   13,085                            12,443
 3/31/2011                   13,336                            12,615
 4/30/2011                   13,544                            12,820
 5/31/2011                   13,211                            12,591
 6/30/2011                   12,926                            12,281
 7/31/2011                   12,466                            11,875
 8/31/2011                   11,214                            10,826
 9/30/2011                    9,820                             9,644
10/31/2011                   11,364                            11,034
11/30/2011                   11,401                            11,011
12/31/2011                   11,510                            11,184
 1/31/2012                   12,209                            11,927
 2/29/2012                   12,644                            12,105
 3/31/2012                   12,877                            12,480
 4/30/2012                   12,667                            12,299
 5/31/2012                   11,721                            11,548
 6/30/2012                   12,189                            12,105
 7/31/2012                   12,129                            11,981
 8/31/2012                   12,686                            12,351
 9/30/2012                   13,082                            12,791
10/31/2012                   13,007                            12,630
11/30/2012                   13,225                            12,669
12/31/2012                   13,677                            13,203
 1/31/2013                   14,611                            13,989
 2/28/2013                   14,861                            14,149
 3/31/2013                   15,577                            14,738
 4/30/2013                   15,424                            14,724
 5/31/2013                   16,181                            15,164
 6/30/2013                   16,064                            15,102
 7/31/2013                   17,185                            16,073
 8/31/2013                   16,548                            15,362
 9/30/2013                   17,472                            16,249
10/31/2013                   18,223                            16,777
11/30/2013                   19,022                            17,432
12/31/2013                   19,515                            17,760
 1/31/2014                   18,587                            17,073
 2/28/2014                   19,549                            17,855
 3/31/2014                   19,932                            18,076
 4/30/2014                   19,563                            17,611
 5/31/2014                   19,752                            17,723
 6/30/2014                   20,586                            18,507
 7/31/2014                   19,553                            17,387
 8/31/2014                   20,551                            18,143
 9/30/2014                   19,315                            16,919
10/31/2014                   19,918                            18,101
11/30/2014                   19,798                            18,017
12/31/2014                   20,051                            18,509
 1/31/2015                   19,171                            17,739
 2/28/2015                   20,540                            18,563
 3/31/2015                   20,817                            18,876
 4/30/2015                   20,600                            18,473
 5/31/2015                   20,890                            18,626
 6/30/2015                   20,816                            18,650
 7/31/2015                   20,271                            18,136
 8/31/2015                   19,443                            17,245
 9/30/2015                   18,490                            16,648
10/31/2015                   19,621                            17,580
11/30/2015                   20,077                            18,080
12/31/2015                   18,856                            17,127
 1/31/2016                   17,574                            15,976
 2/29/2016                   17,804                            16,085
 3/31/2016                   19,327                            17,419
 4/30/2016                   19,721                            17,787
 5/31/2016                   19,846                            18,114
 6/30/2016                   19,587                            18,169
 7/31/2016                   20,550                            19,149
 8/31/2016                   20,848                            19,625
 9/30/2016                   21,041                            19,779
10/31/2016                   20,414                            19,129
11/30/2016                   23,212                            21,668
12/31/2016                   23,851                            22,563
 1/31/2017                   23,891                            22,402
 2/28/2017                   24,131                            22,726
 3/31/2017                   23,909                            22,534
 4/30/2017                   23,769                            22,623
 5/31/2017                   22,969                            21,918
 6/30/2017                   23,735                            22,685
 7/31/2017                   23,955                            22,828
 8/31/2017                   23,284                            22,267             Past performance is not predictive of
 9/30/2017                   24,973                            23,844             future performance.
10/31/2017                   25,143                            23,875             The returns shown do not reflect the
                                                                                  deduction of taxes that a shareholder
                                                                                  would pay on fund distributions or the
          AVERAGE ANNUAL         ONE         FIVE           SINCE                 redemption of fund shares.
          TOTAL RETURN           YEAR        YEARS        INCEPTION               Russell data copyright (C) Russell
          ----------------------------------------------------------------        Investment Group 1995-2017, all rights
                                23.17%       14.09%        10.38%                 reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. TARGETED VALUE PORTFOLIO -- INSTITUTIONAL CLASS VS.
RUSSELL 2000(R) VALUE INDEX
OCTOBER 31, 2007-OCTOBER 31, 2017

                                    [CHART]


                      U.S. Targeted Value
                Portfolio - Institutional Class     Russell 2000/R/ Value Index
               ---------------------------------    ---------------------------
10/31/2007                  $10,000                          $10,000
11/30/2007                    9,287                            9,251
12/31/2007                    9,184                            9,173
 1/31/2008                    8,745                            8,796
 2/29/2008                    8,522                            8,447
 3/31/2008                    8,595                            8,574
 4/30/2008                    8,878                            8,845
 5/31/2008                    9,288                            9,148
 6/30/2008                    8,349                            8,270
 7/31/2008                    8,566                            8,694
 8/31/2008                    8,953                            9,107
 9/30/2008                    8,386                            8,680
10/31/2008                    6,568                            6,946
11/30/2008                    5,714                            6,142
12/31/2008                    6,081                            6,519
 1/31/2009                    5,246                            5,588
 2/28/2009                    4,556                            4,812
 3/31/2009                    5,053                            5,239
 4/30/2009                    6,038                            6,071
 5/31/2009                    6,246                            6,202
 6/30/2009                    6,225                            6,182
 7/31/2009                    6,967                            6,897
 8/31/2009                    7,341                            7,224
 9/30/2009                    7,749                            7,586
10/31/2009                    7,190                            7,082
11/30/2009                    7,430                            7,308
12/31/2009                    8,020                            7,861
 1/31/2010                    7,835                            7,631
 2/28/2010                    8,272                            7,984
 3/31/2010                    8,961                            8,649
 4/30/2010                    9,609                            9,254
 5/31/2010                    8,745                            8,472
 6/30/2010                    7,914                            7,732
 7/31/2010                    8,532                            8,284
 8/31/2010                    7,840                            7,661
 9/30/2010                    8,805                            8,484
10/31/2010                    9,132                            8,812
11/30/2010                    9,497                            9,036
12/31/2010                   10,347                            9,787
 1/31/2011                   10,415                            9,793
 2/28/2011                   11,006                           10,290
 3/31/2011                   11,218                           10,433
 4/30/2011                   11,392                           10,602
 5/31/2011                   11,112                           10,412
 6/30/2011                   10,873                           10,156
 7/31/2011                   10,493                            9,821
 8/31/2011                    9,440                            8,953
 9/30/2011                    8,268                            7,975
10/31/2011                    9,567                            9,125
11/30/2011                    9,598                            9,106
12/31/2011                    9,696                            9,249
 1/31/2012                   10,283                            9,864
 2/29/2012                   10,656                           10,010
 3/31/2012                   10,857                           10,321
 4/30/2012                   10,680                           10,172
 5/31/2012                    9,883                            9,550
 6/30/2012                   10,285                           10,010
 7/31/2012                   10,234                            9,908
 8/31/2012                   10,704                           10,214
 9/30/2012                   11,045                           10,578
10/31/2012                   10,981                           10,445
11/30/2012                   11,165                           10,477
12/31/2012                   11,556                           10,918
 1/31/2013                   12,344                           11,569
 2/28/2013                   12,555                           11,701
 3/31/2013                   13,166                           12,188
 4/30/2013                   13,037                           12,177
 5/31/2013                   13,682                           12,540
 6/30/2013                   13,585                           12,490
 7/31/2013                   14,538                           13,292
 8/31/2013                   14,000                           12,704
 9/30/2013                   14,783                           13,438
10/31/2013                   15,417                           13,874
11/30/2013                   16,106                           14,416
12/31/2013                   16,528                           14,688
 1/31/2014                   15,744                           14,119
 2/28/2014                   16,557                           14,766
 3/31/2014                   16,887                           14,949
 4/30/2014                   16,582                           14,564
 5/31/2014                   16,741                           14,656
 6/30/2014                   17,449                           15,305
 7/31/2014                   16,583                           14,379
 8/31/2014                   17,427                           15,004
 9/30/2014                   16,384                           13,992
10/31/2014                   16,895                           14,969
11/30/2014                   16,807                           14,900
12/31/2014                   17,014                           15,307
 1/31/2015                   16,277                           14,670
 2/28/2015                   17,444                           15,351
 3/31/2015                   17,680                           15,610
 4/30/2015                   17,503                           15,277
 5/31/2015                   17,757                           15,403
 6/30/2015                   17,689                           15,423
 7/31/2015                   17,233                           14,998
 8/31/2015                   16,531                           14,261
 9/30/2015                   15,725                           13,768
10/31/2015                   16,693                           14,539
11/30/2015                   17,088                           14,952
12/31/2015                   16,041                           14,164
 1/31/2016                   14,952                           13,212
 2/29/2016                   15,163                           13,302
 3/31/2016                   16,450                           14,405
 4/30/2016                   16,792                           14,710
 5/31/2016                   16,906                           14,980
 6/30/2016                   16,681                           15,025
 7/31/2016                   17,506                           15,836
 8/31/2016                   17,767                           16,229
 9/30/2016                   17,934                           16,357
10/31/2016                   17,410                           15,820
11/30/2016                   19,793                           17,920
12/31/2016                   20,350                           18,659
 1/31/2017                   20,384                           18,526
 2/28/2017                   20,587                           18,794
 3/31/2017                   20,401                           18,635
 4/30/2017                   20,291                           18,709
 5/31/2017                   19,611                           18,126
 6/30/2017                   20,275                           18,760
 7/31/2017                   20,462                           18,879
 8/31/2017                   19,891                           18,415               Past performance is not predictive of
 9/30/2017                   21,341                           19,719               future performance.
10/31/2017                   21,494                           19,745               The returns shown do not reflect the
                                                                                   deduction of taxes that a shareholder
                                                                                   would pay on fund distributions or the
           AVERAGE ANNUAL          ONE          FIVE           TEN                 redemption of fund shares.
           TOTAL RETURN            YEAR         YEARS         YEARS                Russell data copyright (C) Russell
           ----------------------------------------------------------------        Investment Group 1995-2017, all rights
                                  23.46%        14.38%        7.95%                reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
U.S. SMALL CAP VALUE PORTFOLIO VS.
RUSSELL 2000(R) VALUE INDEX
OCTOBER 31, 2007-OCTOBER 31, 2017

                                     [CHART]


              U.S. Small Cap Value Portfolio     Russell 2000/R/ Value Index
             --------------------------------   -----------------------------
10/31/2007                $10,000                          $10,000
11/30/2007                  9,128                            9,251
12/31/2007                  9,018                            9,173
 1/31/2008                  8,663                            8,796
 2/29/2008                  8,417                            8,447
 3/31/2008                  8,488                            8,574
 4/30/2008                  8,629                            8,845
 5/31/2008                  8,986                            9,148
 6/30/2008                  8,078                            8,270
 7/31/2008                  8,245                            8,694
 8/31/2008                  8,587                            9,107
 9/30/2008                  7,995                            8,680
10/31/2008                  6,225                            6,946
11/30/2008                  5,417                            6,142
12/31/2008                  5,701                            6,519
 1/31/2009                  4,887                            5,588
 2/28/2009                  4,266                            4,812
 3/31/2009                  4,710                            5,239
 4/30/2009                  5,635                            6,071
 5/31/2009                  5,817                            6,202
 6/30/2009                  5,837                            6,182
 7/31/2009                  6,622                            6,897
 8/31/2009                  6,962                            7,224
 9/30/2009                  7,403                            7,586
10/31/2009                  6,846                            7,082
11/30/2009                  7,059                            7,308
12/31/2009                  7,618                            7,861
 1/31/2010                  7,377                            7,631
 2/28/2010                  7,831                            7,984
 3/31/2010                  8,525                            8,649
 4/30/2010                  9,216                            9,254
 5/31/2010                  8,304                            8,472
 6/30/2010                  7,461                            7,732
 7/31/2010                  8,110                            8,284
 8/31/2010                  7,430                            7,661
 9/30/2010                  8,391                            8,484
10/31/2010                  8,741                            8,812
11/30/2010                  9,134                            9,036
12/31/2010                  9,972                            9,787
 1/31/2011                 10,003                            9,793
 2/28/2011                 10,631                           10,290
 3/31/2011                 10,849                           10,433
 4/30/2011                 10,986                           10,602
 5/31/2011                 10,642                           10,412
 6/30/2011                 10,450                           10,156
 7/31/2011                 10,149                            9,821
 8/31/2011                  9,076                            8,953
 9/30/2011                  7,934                            7,975
10/31/2011                  9,190                            9,125
11/30/2011                  9,127                            9,106
12/31/2011                  9,219                            9,249
 1/31/2012                  9,904                            9,864
 2/29/2012                 10,218                           10,010
 3/31/2012                 10,453                           10,321
 4/30/2012                 10,286                           10,172
 5/31/2012                  9,554                            9,550
 6/30/2012                  9,972                           10,010
 7/31/2012                  9,948                            9,908
 8/31/2012                 10,368                           10,214
 9/30/2012                 10,711                           10,578
10/31/2012                 10,623                           10,445
11/30/2012                 10,819                           10,477
12/31/2012                 11,222                           10,918
 1/31/2013                 11,958                           11,569
 2/28/2013                 12,168                           11,701
 3/31/2013                 12,765                           12,188
 4/30/2013                 12,624                           12,177
 5/31/2013                 13,305                           12,540
 6/30/2013                 13,211                           12,490
 7/31/2013                 14,181                           13,292
 8/31/2013                 13,589                           12,704
 9/30/2013                 14,301                           13,438
10/31/2013                 14,804                           13,874
11/30/2013                 15,555                           14,416
12/31/2013                 15,978                           14,688
 1/31/2014                 15,157                           14,119
 2/28/2014                 15,983                           14,766
 3/31/2014                 16,172                           14,949
 4/30/2014                 15,861                           14,564
 5/31/2014                 15,992                           14,656
 6/30/2014                 16,701                           15,305
 7/31/2014                 15,739                           14,379
 8/31/2014                 16,656                           15,004
 9/30/2014                 15,494                           13,992
10/31/2014                 16,209                           14,969
11/30/2014                 16,164                           14,900
12/31/2014                 16,534                           15,307
 1/31/2015                 15,716                           14,670
 2/28/2015                 16,643                           15,351
 3/31/2015                 16,939                           15,610
 4/30/2015                 16,712                           15,277
 5/31/2015                 16,939                           15,403
 6/30/2015                 16,947                           15,423
 7/31/2015                 16,326                           14,998
 8/31/2015                 15,667                           14,261
 9/30/2015                 14,961                           13,768
10/31/2015                 15,751                           14,539
11/30/2015                 16,251                           14,952
12/31/2015                 15,243                           14,164
 1/31/2016                 14,148                           13,212
 2/29/2016                 14,313                           13,302
 3/31/2016                 15,568                           14,405
 4/30/2016                 15,848                           14,710
 5/31/2016                 15,923                           14,980
 6/30/2016                 15,739                           15,025
 7/31/2016                 16,502                           15,836
 8/31/2016                 16,789                           16,229
 9/30/2016                 16,991                           16,357
10/31/2016                 16,459                           15,820
11/30/2016                 18,906                           17,920
12/31/2016                 19,551                           18,659
 1/31/2017                 19,446                           18,526
 2/28/2017                 19,509                           18,794
 3/31/2017                 19,287                           18,635
 4/30/2017                 19,376                           18,709
 5/31/2017                 18,696                           18,126
 6/30/2017                 19,180                           18,760
 7/31/2017                 19,326                           18,879
 8/31/2017                 18,834                           18,415               Past performance is not predictive of
 9/30/2017                 20,325                           19,719               future performance.
10/31/2017                 20,519                           19,745               The returns shown do not reflect the
                                                                                 deduction of taxes that a shareholder
                                                                                 would pay on fund distributions or the
           AVERAGE ANNUAL          ONE          FIVE          TEN                redemption of fund shares.
           TOTAL RETURN            YEAR         YEARS        YEARS               Russell data copyright (C) Russell
           --------------------------------------------------------------        Investment Group 1995-2017, all rights
                                  24.67%        14.07%       7.45%               reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. CORE EQUITY 1 PORTFOLIO VS.
RUSSELL 3000(R) INDEX
OCTOBER 31, 2007-OCTOBER 31, 2017

                                     [CHART]


              U.S. Core Equity 1 Portfolio     Russell 3000/R/ Index
             ------------------------------   -----------------------
10/31/2007              $10,000                       $10,000
11/30/2007                9,483                         9,550
12/31/2007                9,426                         9,492
 1/31/2008                8,888                         8,917
 2/29/2008                8,623                         8,640
 3/31/2008                8,561                         8,589
 4/30/2008                8,988                         9,018
 5/31/2008                9,222                         9,203
 6/30/2008                8,432                         8,443
 7/31/2008                8,432                         8,376
 8/31/2008                8,618                         8,506
 9/30/2008                7,819                         7,706
10/31/2008                6,368                         6,340
11/30/2008                5,829                         5,839
12/31/2008                5,983                         5,951
 1/31/2009                5,442                         5,451
 2/28/2009                4,860                         4,880
 3/31/2009                5,307                         5,308
 4/30/2009                5,950                         5,866
 5/31/2009                6,230                         6,179
 6/30/2009                6,258                         6,200
 7/31/2009                6,787                         6,683
 8/31/2009                7,036                         6,922
 9/30/2009                7,369                         7,212
10/31/2009                7,109                         7,026
11/30/2009                7,467                         7,426
12/31/2009                7,768                         7,637
 1/31/2010                7,517                         7,362
 2/28/2010                7,810                         7,612
 3/31/2010                8,329                         8,091
 4/30/2010                8,588                         8,266
 5/31/2010                7,910                         7,613
 6/30/2010                7,401                         7,175
 7/31/2010                7,930                         7,673
 8/31/2010                7,502                         7,312
 9/30/2010                8,267                         8,003
10/31/2010                8,587                         8,315
11/30/2010                8,697                         8,363
12/31/2010                9,330                         8,930
 1/31/2011                9,517                         9,125
 2/28/2011                9,898                         9,458
 3/31/2011               10,003                         9,500
 4/30/2011               10,275                         9,783
 5/31/2011               10,130                         9,671
 6/30/2011                9,943                         9,498
 7/31/2011                9,662                         9,280
 8/31/2011                8,988                         8,723
 9/30/2011                8,201                         8,047
10/31/2011                9,229                         8,973
11/30/2011                9,212                         8,948
12/31/2011                9,271                         9,022
 1/31/2012                9,770                         9,477
 2/29/2012               10,193                         9,878
 3/31/2012               10,463                        10,183
 4/30/2012               10,359                        10,116
 5/31/2012                9,677                         9,491
 6/30/2012               10,035                         9,862
 7/31/2012               10,105                         9,960
 8/31/2012               10,399                        10,209
 9/30/2012               10,695                        10,477
10/31/2012               10,547                        10,296
11/30/2012               10,661                        10,376
12/31/2012               10,839                        10,503
 1/31/2013               11,497                        11,079
 2/28/2013               11,637                        11,226
 3/31/2013               12,114                        11,666
 4/30/2013               12,246                        11,857
 5/31/2013               12,651                        12,137
 6/30/2013               12,523                        11,979
 7/31/2013               13,248                        12,636
 8/31/2013               12,877                        12,283
 9/30/2013               13,407                        12,740
10/31/2013               13,957                        13,281
11/30/2013               14,409                        13,666
12/31/2013               14,806                        14,027
 1/31/2014               14,296                        13,584
 2/28/2014               14,985                        14,228
 3/31/2014               15,105                        14,303
 4/30/2014               15,069                        14,321
 5/31/2014               15,366                        14,633
 6/30/2014               15,810                        15,000
 7/31/2014               15,404                        14,704
 8/31/2014               16,062                        15,321
 9/30/2014               15,622                        15,002
10/31/2014               16,011                        15,415
11/30/2014               16,345                        15,788
12/31/2014               16,364                        15,788
 1/31/2015               15,852                        15,349
 2/28/2015               16,839                        16,237
 3/31/2015               16,729                        16,072
 4/30/2015               16,775                        16,145
 5/31/2015               16,995                        16,368
 6/30/2015               16,747                        16,094
 7/31/2015               16,858                        16,364
 8/31/2015               15,910                        15,376
 9/30/2015               15,388                        14,928
10/31/2015               16,533                        16,107
11/30/2015               16,644                        16,196
12/31/2015               16,143                        15,864
 1/31/2016               15,194                        14,969
 2/29/2016               15,288                        14,964
 3/31/2016               16,389                        16,017
 4/30/2016               16,502                        16,117
 5/31/2016               16,757                        16,405
 6/30/2016               16,708                        16,439
 7/31/2016               17,391                        17,091
 8/31/2016               17,496                        17,135
 9/30/2016               17,531                        17,162
10/31/2016               17,141                        16,790
11/30/2016               18,188                        17,542
12/31/2016               18,532                        17,884
 1/31/2017               18,859                        18,221
 2/28/2017               19,474                        18,898
 3/31/2017               19,487                        18,911
 4/30/2017               19,661                        19,112
 5/31/2017               19,767                        19,307
 6/30/2017               19,992                        19,481
 7/31/2017               20,331                        19,849
 8/31/2017               20,292                        19,887            Past performance is not predictive of
 9/30/2017               20,956                        20,372            future performance.
10/31/2017               21,414                        20,816            The returns shown do not reflect the
                                                                         deduction of taxes that a shareholder
                                                                         would pay on fund distributions or the
          AVERAGE ANNUAL        ONE        FIVE         TEN              redemption of fund shares.
          TOTAL RETURN          YEAR       YEARS       YEARS             Russell data copyright (C) Russell
          --------------------------------------------------------       Investment Group 1995-2017, all rights
                               24.93%      15.22%      7.91%             reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
U.S. CORE EQUITY 2 PORTFOLIO VS.
RUSSELL 3000(R) INDEX
OCTOBER 31, 2007-OCTOBER 31, 2017

                                     [CHART]


               U.S. Core Equity 2 Portfolio       Russell 3000/R/ Index
              ------------------------------    -------------------------
10/31/2007               $10,000                        $10,000
11/30/2007                 9,429                          9,550
12/31/2007                 9,347                          9,492
 1/31/2008                 8,866                          8,917
 2/29/2008                 8,585                          8,640
 3/31/2008                 8,499                          8,589
 4/30/2008                 8,925                          9,018
 5/31/2008                 9,175                          9,203
 6/30/2008                 8,345                          8,443
 7/31/2008                 8,369                          8,376
 8/31/2008                 8,555                          8,506
 9/30/2008                 7,783                          7,706
10/31/2008                 6,302                          6,340
11/30/2008                 5,732                          5,839
12/31/2008                 5,902                          5,951
 1/31/2009                 5,287                          5,451
 2/28/2009                 4,672                          4,880
 3/31/2009                 5,132                          5,308
 4/30/2009                 5,848                          5,866
 5/31/2009                 6,128                          6,179
 6/30/2009                 6,120                          6,200
 7/31/2009                 6,674                          6,683
 8/31/2009                 6,947                          6,922
 9/30/2009                 7,294                          7,212
10/31/2009                 6,974                          7,026
11/30/2009                 7,290                          7,426
12/31/2009                 7,622                          7,637
 1/31/2010                 7,388                          7,362
 2/28/2010                 7,697                          7,612
 3/31/2010                 8,247                          8,091
 4/30/2010                 8,548                          8,266
 5/31/2010                 7,871                          7,613
 6/30/2010                 7,317                          7,175
 7/31/2010                 7,854                          7,673
 8/31/2010                 7,384                          7,312
 9/30/2010                 8,165                          8,003
10/31/2010                 8,468                          8,315
11/30/2010                 8,602                          8,363
12/31/2010                 9,285                          8,930
 1/31/2011                 9,462                          9,125
 2/28/2011                 9,886                          9,458
 3/31/2011                10,005                          9,500
 4/30/2011                10,234                          9,783
 5/31/2011                10,073                          9,671
 6/30/2011                 9,875                          9,498
 7/31/2011                 9,543                          9,280
 8/31/2011                 8,820                          8,723
 9/30/2011                 7,983                          8,047
10/31/2011                 9,059                          8,973
11/30/2011                 9,025                          8,948
12/31/2011                 9,090                          9,022
 1/31/2012                 9,597                          9,477
 2/29/2012                10,009                          9,878
 3/31/2012                10,250                         10,183
 4/30/2012                10,147                         10,116
 5/31/2012                 9,451                          9,491
 6/30/2012                 9,824                          9,862
 7/31/2012                 9,875                          9,960
 8/31/2012                10,186                         10,209
 9/30/2012                10,496                         10,477
10/31/2012                10,401                         10,296
11/30/2012                10,496                         10,376
12/31/2012                10,733                         10,503
 1/31/2013                11,412                         11,079
 2/28/2013                11,553                         11,226
 3/31/2013                12,038                         11,666
 4/30/2013                12,126                         11,857
 5/31/2013                12,586                         12,137
 6/30/2013                12,466                         11,979
 7/31/2013                13,219                         12,636
 8/31/2013                12,811                         12,283
 9/30/2013                13,359                         12,740
10/31/2013                13,901                         13,281
11/30/2013                14,373                         13,666
12/31/2013                14,786                         14,027
 1/31/2014                14,235                         13,584
 2/28/2014                14,904                         14,228
 3/31/2014                15,077                         14,303
 4/30/2014                15,004                         14,321
 5/31/2014                15,267                         14,633
 6/30/2014                15,750                         15,000
 7/31/2014                15,314                         14,704
 8/31/2014                15,950                         15,321
 9/30/2014                15,443                         15,002
10/31/2014                15,817                         15,415
11/30/2014                16,100                         15,788
12/31/2014                16,164                         15,788
 1/31/2015                15,582                         15,349
 2/28/2015                16,589                         16,237
 3/31/2015                16,510                         16,072
 4/30/2015                16,547                         16,145
 5/31/2015                16,760                         16,368
 6/30/2015                16,536                         16,094
 7/31/2015                16,508                         16,364
 8/31/2015                15,588                         15,376
 9/30/2015                15,028                         14,928
10/31/2015                16,121                         16,107
11/30/2015                16,252                         16,196
12/31/2015                15,668                         15,864
 1/31/2016                14,709                         14,969
 2/29/2016                14,815                         14,964
 3/31/2016                15,894                         16,017
 4/30/2016                16,049                         16,117
 5/31/2016                16,299                         16,405
 6/30/2016                16,216                         16,439
 7/31/2016                16,883                         17,091
 8/31/2016                17,028                         17,135
 9/30/2016                17,069                         17,162
10/31/2016                16,681                         16,790
11/30/2016                17,903                         17,542
12/31/2016                18,265                         17,884
 1/31/2017                18,539                         18,221
 2/28/2017                19,060                         18,898
 3/31/2017                19,018                         18,911
 4/30/2017                19,166                         19,112
 5/31/2017                19,137                         19,307
 6/30/2017                19,427                         19,481
 7/31/2017                19,734                         19,849
 8/31/2017                19,595                         19,887              Past performance is not predictive of
 9/30/2017                20,366                         20,372              future performance.
10/31/2017                20,743                         20,816              The returns shown do not reflect the
                                                                             deduction of taxes that a shareholder
                                                                             would pay on fund distributions or the
          AVERAGE ANNUAL         ONE         FIVE          TEN               redemption of fund shares.
          TOTAL RETURN           YEAR        YEARS        YEARS              Russell data copyright (C) Russell
          ------------------------------------------------------------       Investment Group 1995-2017, all rights
                                24.36%       14.81%       7.57%              reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. VECTOR EQUITY PORTFOLIO VS.
RUSSELL 3000(R) INDEX
OCTOBER 31, 2007-OCTOBER 31, 2017

                                     [CHART]


               U.S. Vector Equity Portfolio       Russell 3000/R/ Index
              ------------------------------    -------------------------
10/31/2007                $10,000                       $10,000
11/30/2007                  9,351                         9,550
12/31/2007                  9,247                         9,492
 1/31/2008                  8,809                         8,917
 2/29/2008                  8,512                         8,640
 3/31/2008                  8,477                         8,589
 4/30/2008                  8,858                         9,018
 5/31/2008                  9,156                         9,203
 6/30/2008                  8,281                         8,443
 7/31/2008                  8,348                         8,376
 8/31/2008                  8,588                         8,506
 9/30/2008                  7,864                         7,706
10/31/2008                  6,238                         6,340
11/30/2008                  5,554                         5,839
12/31/2008                  5,809                         5,951
 1/31/2009                  5,102                         5,451
 2/28/2009                  4,462                         4,880
 3/31/2009                  4,912                         5,308
 4/30/2009                  5,706                         5,866
 5/31/2009                  5,951                         6,179
 6/30/2009                  5,954                         6,200
 7/31/2009                  6,565                         6,683
 8/31/2009                  6,870                         6,922
 9/30/2009                  7,229                         7,212
10/31/2009                  6,829                         7,026
11/30/2009                  7,084                         7,426
12/31/2009                  7,506                         7,637
 1/31/2010                  7,293                         7,362
 2/28/2010                  7,651                         7,612
 3/31/2010                  8,225                         8,091
 4/30/2010                  8,644                         8,266
 5/31/2010                  7,952                         7,613
 6/30/2010                  7,335                         7,175
 7/31/2010                  7,875                         7,673
 8/31/2010                  7,335                         7,312
 9/30/2010                  8,143                         8,003
10/31/2010                  8,444                         8,315
11/30/2010                  8,650                         8,363
12/31/2010                  9,391                         8,930
 1/31/2011                  9,521                         9,125
 2/28/2011                 10,005                         9,458
 3/31/2011                 10,171                         9,500
 4/30/2011                 10,378                         9,783
 5/31/2011                 10,180                         9,671
 6/30/2011                  9,961                         9,498
 7/31/2011                  9,597                         9,280
 8/31/2011                  8,756                         8,723
 9/30/2011                  7,808                         8,047
10/31/2011                  8,939                         8,973
11/30/2011                  8,895                         8,948
12/31/2011                  8,963                         9,022
 1/31/2012                  9,514                         9,477
 2/29/2012                  9,907                         9,878
 3/31/2012                 10,145                        10,183
 4/30/2012                  9,997                        10,116
 5/31/2012                  9,270                         9,491
 6/30/2012                  9,636                         9,862
 7/31/2012                  9,619                         9,960
 8/31/2012                  9,970                        10,209
 9/30/2012                 10,292                        10,477
10/31/2012                 10,239                        10,296
11/30/2012                 10,363                        10,376
12/31/2012                 10,663                        10,503
 1/31/2013                 11,402                        11,079
 2/28/2013                 11,526                        11,226
 3/31/2013                 12,042                        11,666
 4/30/2013                 12,033                        11,857
 5/31/2013                 12,559                        12,137
 6/30/2013                 12,455                        11,979
 7/31/2013                 13,260                        12,636
 8/31/2013                 12,830                        12,283
 9/30/2013                 13,460                        12,740
10/31/2013                 14,007                        13,281
11/30/2013                 14,545                        13,666
12/31/2013                 14,951                        14,027
 1/31/2014                 14,339                        13,584
 2/28/2014                 15,005                        14,228
 3/31/2014                 15,205                        14,303
 4/30/2014                 15,031                        14,321
 5/31/2014                 15,251                        14,633
 6/30/2014                 15,830                        15,000
 7/31/2014                 15,252                        14,704
 8/31/2014                 15,931                        15,321
 9/30/2014                 15,243                        15,002
10/31/2014                 15,675                        15,415
11/30/2014                 15,777                        15,788
12/31/2014                 15,924                        15,788
 1/31/2015                 15,227                        15,349
 2/28/2015                 16,259                        16,237
 3/31/2015                 16,292                        16,072
 4/30/2015                 16,254                        16,145
 5/31/2015                 16,445                        16,368
 6/30/2015                 16,347                        16,094
 7/31/2015                 16,136                        16,364
 8/31/2015                 15,319                        15,376
 9/30/2015                 14,683                        14,928
10/31/2015                 15,648                        16,107
11/30/2015                 15,879                        16,196
12/31/2015                 15,123                        15,864
 1/31/2016                 14,070                        14,969
 2/29/2016                 14,190                        14,964
 3/31/2016                 15,298                        16,017
 4/30/2016                 15,560                        16,117
 5/31/2016                 15,741                        16,405
 6/30/2016                 15,589                        16,439
 7/31/2016                 16,297                        17,091
 8/31/2016                 16,509                        17,135
 9/30/2016                 16,577                        17,162
10/31/2016                 16,161                        16,790
11/30/2016                 17,835                        17,542
12/31/2016                 18,301                        17,884
 1/31/2017                 18,467                        18,221
 2/28/2017                 18,822                        18,898
 3/31/2017                 18,730                        18,911
 4/30/2017                 18,814                        19,112
 5/31/2017                 18,511                        19,307
 6/30/2017                 18,937                        19,481
 7/31/2017                 19,188                        19,849
 8/31/2017                 18,863                        19,887              Past performance is not predictive of
 9/30/2017                 19,905                        20,372              future performance.
10/31/2017                 20,158                        20,816              The returns shown do not reflect the
                                                                             deduction of taxes that a shareholder
                                                                             would pay on fund distributions or the
          AVERAGE ANNUAL         ONE         FIVE          TEN               redemption of fund shares.
          TOTAL RETURN           YEAR        YEARS        YEARS              Russell data copyright (C) Russell
          ------------------------------------------------------------       Investment Group 1995-2017, all rights
                                24.73%       14.51%       7.26%              reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
U.S. SMALL CAP PORTFOLIO VS.
RUSSELL 2000(R) INDEX
OCTOBER 31, 2007-OCTOBER 31, 2017

                                     [CHART]

                   U.S. Small Cap Portfolio         Russell 2000/R/ Index
                -----------------------------      -----------------------
10/31/2007                 $10,000                        $10,000
11/30/2007                   9,256                          9,282
12/31/2007                   9,237                          9,276
 1/31/2008                   8,598                          8,644
 2/29/2008                   8,321                          8,323
 3/31/2008                   8,351                          8,358
 4/30/2008                   8,614                          8,708
 5/31/2008                   9,025                          9,108
 6/30/2008                   8,217                          8,407
 7/31/2008                   8,476                          8,718
 8/31/2008                   8,783                          9,033
 9/30/2008                   8,080                          8,313
10/31/2008                   6,417                          6,584
11/30/2008                   5,634                          5,805
12/31/2008                   5,911                          6,142
 1/31/2009                   5,257                          5,459
 2/28/2009                   4,622                          4,796
 3/31/2009                   5,098                          5,224
 4/30/2009                   6,044                          6,031
 5/31/2009                   6,258                          6,213
 6/30/2009                   6,420                          6,304
 7/31/2009                   7,087                          6,911
 8/31/2009                   7,340                          7,109
 9/30/2009                   7,798                          7,520
10/31/2009                   7,257                          7,009
11/30/2009                   7,442                          7,229
12/31/2009                   8,059                          7,811
 1/31/2010                   7,814                          7,523
 2/28/2010                   8,196                          7,862
 3/31/2010                   8,867                          8,502
 4/30/2010                   9,469                          8,983
 5/31/2010                   8,730                          8,302
 6/30/2010                   8,032                          7,659
 7/31/2010                   8,610                          8,185
 8/31/2010                   7,954                          7,579
 9/30/2010                   8,992                          8,523
10/31/2010                   9,360                          8,872
11/30/2010                   9,753                          9,180
12/31/2010                  10,533                          9,909
 1/31/2011                  10,543                          9,883
 2/28/2011                  11,134                         10,425
 3/31/2011                  11,453                         10,695
 4/30/2011                  11,724                         10,978
 5/31/2011                  11,488                         10,772
 6/30/2011                  11,304                         10,523
 7/31/2011                  10,909                         10,143
 8/31/2011                   9,930                          9,261
 9/30/2011                   8,827                          8,222
10/31/2011                  10,180                          9,467
11/30/2011                  10,145                          9,432
12/31/2011                  10,201                          9,495
 1/31/2012                  10,887                         10,166
 2/29/2012                  11,200                         10,409
 3/31/2012                  11,493                         10,676
 4/30/2012                  11,334                         10,511
 5/31/2012                  10,598                          9,815
 6/30/2012                  11,045                         10,305
 7/31/2012                  10,955                         10,162
 8/31/2012                  11,340                         10,501
 9/30/2012                  11,710                         10,846
10/31/2012                  11,565                         10,611
11/30/2012                  11,700                         10,667
12/31/2012                  12,077                         11,047
 1/31/2013                  12,834                         11,739
 2/28/2013                  12,962                         11,868
 3/31/2013                  13,588                         12,416
 4/30/2013                  13,476                         12,370
 5/31/2013                  14,169                         12,865
 6/30/2013                  14,153                         12,799
 7/31/2013                  15,173                         13,695
 8/31/2013                  14,660                         13,260
 9/30/2013                  15,569                         14,106
10/31/2013                  16,078                         14,461
11/30/2013                  16,833                         15,040
12/31/2013                  17,175                         15,336
 1/31/2014                  16,471                         14,911
 2/28/2014                  17,225                         15,614
 3/31/2014                  17,317                         15,507
 4/30/2014                  16,807                         14,906
 5/31/2014                  16,901                         15,026
 6/30/2014                  17,704                         15,825
 7/31/2014                  16,643                         14,867
 8/31/2014                  17,432                         15,604
 9/30/2014                  16,492                         14,660
10/31/2014                  17,472                         15,627
11/30/2014                  17,533                         15,641
12/31/2014                  17,937                         16,086
 1/31/2015                  17,194                         15,569
 2/28/2015                  18,329                         16,493
 3/31/2015                  18,653                         16,781
 4/30/2015                  18,220                         16,353
 5/31/2015                  18,538                         16,726
 6/30/2015                  18,725                         16,851
 7/31/2015                  18,488                         16,655
 8/31/2015                  17,562                         15,609
 9/30/2015                  16,890                         14,843
10/31/2015                  17,881                         15,679
11/30/2015                  18,334                         16,189
12/31/2015                  17,348                         15,376
 1/31/2016                  16,247                         14,024
 2/29/2016                  16,418                         14,024
 3/31/2016                  17,667                         15,143
 4/30/2016                  17,832                         15,381
 5/31/2016                  18,059                         15,727
 6/30/2016                  17,966                         15,717
 7/31/2016                  18,864                         16,656
 8/31/2016                  19,147                         16,950
 9/30/2016                  19,224                         17,139
10/31/2016                  18,577                         16,324
11/30/2016                  20,820                         18,144
12/31/2016                  21,429                         18,653
 1/31/2017                  21,429                         18,726
 2/28/2017                  21,682                         19,088
 3/31/2017                  21,640                         19,113
 4/30/2017                  21,831                         19,322
 5/31/2017                  21,285                         18,929
 6/30/2017                  21,839                         19,584
 7/31/2017                  22,011                         19,729
 8/31/2017                  21,502                         19,478             Past performance is not predictive of
 9/30/2017                  23,024                         20,694             future performance.
10/31/2017                  23,260                         20,870             The returns shown do not reflect the
                                                                              deduction of taxes that a shareholder
                                                                              would pay on fund distributions or the
          AVERAGE ANNUAL         ONE         FIVE          TEN                redemption of fund shares.
          TOTAL RETURN           YEAR        YEARS        YEARS               Russell data copyright (C) Russell
          ------------------------------------------------------------        Investment Group 1995-2017, all rights
                                25.21%       15.00%       8.81%               reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. MICRO CAP PORTFOLIO VS.
RUSSELL 2000(R) INDEX
OCTOBER 31, 2007-OCTOBER 31, 2017

                                             [CHART]

                    U.S. Micro Cap Portfolio         Russell 2000/R/ Index
                   --------------------------        ---------------------
10/31/2007                 $10,000                         $10,000
11/30/2007                   9,158                           9,282
12/31/2007                   9,153                           9,276
 1/31/2008                   8,453                           8,644
 2/29/2008                   8,188                           8,323
 3/31/2008                   8,214                           8,358
 4/30/2008                   8,384                           8,708
 5/31/2008                   8,717                           9,108
 6/30/2008                   7,928                           8,407
 7/31/2008                   8,283                           8,718
 8/31/2008                   8,563                           9,033
 9/30/2008                   7,932                           8,313
10/31/2008                   6,289                           6,584
11/30/2008                   5,482                           5,805
12/31/2008                   5,792                           6,142
 1/31/2009                   5,102                           5,459
 2/28/2009                   4,433                           4,796
 3/31/2009                   4,858                           5,224
 4/30/2009                   5,702                           6,031
 5/31/2009                   5,898                           6,213
 6/30/2009                   6,060                           6,304
 7/31/2009                   6,655                           6,911
 8/31/2009                   6,837                           7,109
 9/30/2009                   7,231                           7,520
10/31/2009                   6,705                           7,009
11/30/2009                   6,824                           7,229
12/31/2009                   7,417                           7,811
 1/31/2010                   7,200                           7,523
 2/28/2010                   7,516                           7,862
 3/31/2010                   8,123                           8,502
 4/30/2010                   8,713                           8,983
 5/31/2010                   8,067                           8,302
 6/30/2010                   7,483                           7,659
 7/31/2010                   8,018                           8,185
 8/31/2010                   7,378                           7,579
 9/30/2010                   8,275                           8,523
10/31/2010                   8,634                           8,872
11/30/2010                   9,001                           9,180
12/31/2010                   9,738                           9,909
 1/31/2011                   9,632                           9,883
 2/28/2011                  10,198                          10,425
 3/31/2011                  10,529                          10,695
 4/30/2011                  10,706                          10,978
 5/31/2011                  10,500                          10,772
 6/30/2011                  10,274                          10,523
 7/31/2011                   9,998                          10,143
 8/31/2011                   9,105                           9,261
 9/30/2011                   8,142                           8,222
10/31/2011                   9,398                           9,467
11/30/2011                   9,341                           9,432
12/31/2011                   9,421                           9,495
 1/31/2012                  10,077                          10,166
 2/29/2012                  10,269                          10,409
 3/31/2012                  10,576                          10,676
 4/30/2012                  10,426                          10,511
 5/31/2012                   9,699                           9,815
 6/30/2012                  10,196                          10,305
 7/31/2012                  10,103                          10,162
 8/31/2012                  10,418                          10,501
 9/30/2012                  10,854                          10,846
10/31/2012                  10,632                          10,611
11/30/2012                  10,733                          10,667
12/31/2012                  11,140                          11,047
 1/31/2013                  11,773                          11,739
 2/28/2013                  11,903                          11,868
 3/31/2013                  12,483                          12,416
 4/30/2013                  12,384                          12,370
 5/31/2013                  13,025                          12,865
 6/30/2013                  13,084                          12,799
 7/31/2013                  14,054                          13,695
 8/31/2013                  13,565                          13,260
 9/30/2013                  14,522                          14,106
10/31/2013                  15,027                          14,461
11/30/2013                  15,861                          15,040
12/31/2013                  16,160                          15,336
 1/31/2014                  15,445                          14,911
 2/28/2014                  16,096                          15,614
 3/31/2014                  16,253                          15,507
 4/30/2014                  15,698                          14,906
 5/31/2014                  15,714                          15,026
 6/30/2014                  16,396                          15,825
 7/31/2014                  15,438                          14,867
 8/31/2014                  16,138                          15,604
 9/30/2014                  15,219                          14,660
10/31/2014                  16,211                          15,627
11/30/2014                  16,090                          15,641
12/31/2014                  16,633                          16,086
 1/31/2015                  15,817                          15,569
 2/28/2015                  16,770                          16,493
 3/31/2015                  17,153                          16,781
 4/30/2015                  16,818                          16,353
 5/31/2015                  17,050                          16,726
 6/30/2015                  17,327                          16,851
 7/31/2015                  16,905                          16,655
 8/31/2015                  16,156                          15,609
 9/30/2015                  15,459                          14,843
10/31/2015                  16,391                          15,679
11/30/2015                  16,857                          16,189
12/31/2015                  16,030                          15,376
 1/31/2016                  14,941                          14,024
 2/29/2016                  15,105                          14,024
 3/31/2016                  16,174                          15,143
 4/30/2016                  16,349                          15,381
 5/31/2016                  16,523                          15,727
 6/30/2016                  16,494                          15,717
 7/31/2016                  17,322                          16,656
 8/31/2016                  17,597                          16,950
 9/30/2016                  17,725                          17,139
10/31/2016                  17,099                          16,324
11/30/2016                  19,353                          18,144
12/31/2016                  20,139                          18,653
 1/31/2017                  19,850                          18,726
 2/28/2017                  19,984                          19,088
 3/31/2017                  20,018                          19,113
 4/30/2017                  20,337                          19,322
 5/31/2017                  19,728                          18,929
 6/30/2017                  20,462                          19,584
 7/31/2017                  20,558                          19,729            Past performance is not predictive of
 8/31/2017                  20,113                          19,478            future performance.
 9/30/2017                  21,801                          20,694            The returns shown do not reflect the
10/31/2017                  22,043                          20,870            deduction of taxes that a shareholder
                                                                              would pay on fund distributions or the
          AVERAGE ANNUAL         ONE         FIVE          TEN                redemption of fund shares.
          TOTAL RETURN           YEAR        YEARS        YEARS               Russell data copyright (C) Russell
          ------------------------------------------------------------        Investment Group 1995-2017, all rights
                                28.91%       15.70%       8.22%               reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO VS.
RUSSELL 1000(R) INDEX
MAY 16, 2017-OCTOBER 31, 2017

                                      [CHART]


                    U.S. High Relative
                  Profitability Portfolio   Russell 1000/R/ Index
                 ------------------------    -------------------
        5/16/17          $10,000                  $10,000
        5/31/17           10,210                   10,054
        6/30/17           10,186                   10,124
        7/31/17           10,376                   10,325
        8/31/17           10,436                   10,357
        9/30/17           10,703                   10,578
       10/31/17           10,984                   10,820
                                                                     Past performance is not predictive of
                                                                     future performance.
                                                                     The returns shown do not reflect the
                                                                     deduction of taxes that a shareholder
                                                                     would pay on fund distributions or the
            AVERAGE ANNUAL                       SINCE               redemption of fund shares.
            TOTAL RETURN                       INCEPTION             Russell data copyright (C) Russell
            --------------------------------------------------       Investment Group 1995-2017, all rights
                                                 9.84%               reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------

             DFA REAL ESTATE SECURITIES PORTFOLIO VS.
             S&P 500(R) INDEX, DOW JONES U.S. SELECT REIT INDEX
             OCTOBER 31, 2007-OCTOBER 31, 2017

                                     [CHART]


                DFA Real Estate                           Dow Jones U.S. Select
              Securities Portfolio     S&P 500/R/ Index        REIT Index
             ----------------------   ------------------  ---------------------
10/31/2007          $10,000                $10,000              $10,000
11/30/2007            8,980                  9,582                9,028
12/31/2007            8,454                  9,515                8,548
 1/31/2008            8,458                  8,944                8,507
 2/29/2008            8,136                  8,654                8,186
 3/31/2008            8,648                  8,616                8,730
 4/30/2008            9,158                  9,036                9,269
 5/31/2008            9,176                  9,154                9,289
 6/30/2008            8,169                  8,382                8,260
 7/31/2008            8,405                  8,311                8,499
 8/31/2008            8,613                  8,432                8,691
 9/30/2008            8,595                  7,680                8,655
10/31/2008            5,885                  6,390                5,852
11/30/2008            4,523                  5,932                4,415
12/31/2008            5,295                  5,995                5,197
 1/31/2009            4,355                  5,490                4,257
 2/28/2009            3,442                  4,905                3,327
 3/31/2009            3,564                  5,335                3,434
 4/30/2009            4,680                  5,845                4,561
 5/31/2009            4,801                  6,172                4,678
 6/30/2009            4,653                  6,185                4,514
 7/31/2009            5,141                  6,652                4,985
 8/31/2009            5,836                  6,892                5,715
 9/30/2009            6,227                  7,150                6,115
10/31/2009            5,943                  7,017                5,837
11/30/2009            6,351                  7,438                6,239
12/31/2009            6,787                  7,581                6,676
 1/31/2010            6,433                  7,309                6,294
 2/28/2010            6,787                  7,535                6,652
 3/31/2010            7,477                  7,990                7,331
 4/30/2010            8,003                  8,116                7,849
 5/31/2010            7,576                  7,468                7,427
 6/30/2010            7,184                  7,077                7,028
 7/31/2010            7,892                  7,573                7,723
 8/31/2010            7,793                  7,231                7,620
 9/30/2010            8,130                  7,876                7,957
10/31/2010            8,511                  8,176                8,325
11/30/2010            8,343                  8,177                8,163
12/31/2010            8,733                  8,724                8,550
 1/31/2011            9,041                  8,930                8,854
 2/28/2011            9,450                  9,236                9,258
 3/31/2011            9,308                  9,240                9,123
 4/30/2011            9,847                  9,514                9,664
 5/31/2011            9,980                  9,406                9,814
 6/30/2011            9,652                  9,249                9,485
 7/31/2011            9,810                  9,061                9,657
 8/31/2011            9,283                  8,569                9,128
 9/30/2011            8,263                  7,966                8,106
10/31/2011            9,455                  8,837                9,297
11/30/2011            9,097                  8,818                8,931
12/31/2011            9,515                  8,908                9,351
 1/31/2012           10,116                  9,307                9,952
 2/29/2012           10,009                  9,709                9,841
 3/31/2012           10,524                 10,029               10,357
 4/30/2012           10,825                  9,966               10,668
 5/31/2012           10,330                  9,367               10,182
 6/30/2012           10,913                  9,753               10,745
 7/31/2012           11,128                  9,888               10,949
 8/31/2012           11,112                 10,111               10,920
 9/30/2012           10,904                 10,372               10,705
10/31/2012           10,821                 10,181               10,607
11/30/2012           10,783                 10,240               10,554
12/31/2012           11,178                 10,333               10,952
 1/31/2013           11,573                 10,869               11,324
 2/28/2013           11,700                 11,016               11,418
 3/31/2013           12,022                 11,429               11,723
 4/30/2013           12,834                 11,649               12,529
 5/31/2013           12,069                 11,922               11,778
 6/30/2013           11,844                 11,762               11,571
 7/31/2013           11,947                 12,360               11,660
 8/31/2013           11,106                 12,002               10,861
 9/30/2013           11,452                 12,379               11,207
10/31/2013           11,933                 12,948               11,664
11/30/2013           11,297                 13,342               11,024
12/31/2013           11,333                 13,680               11,085
 1/31/2014           11,814                 13,207               11,535
 2/28/2014           12,413                 13,811               12,126
 3/31/2014           12,494                 13,927               12,232
 4/30/2014           12,946                 14,030               12,682
 5/31/2014           13,253                 14,360               12,995
 6/30/2014           13,391                 14,656               13,107
 7/31/2014           13,400                 14,454               13,134
 8/31/2014           13,780                 15,032               13,500
 9/30/2014           12,952                 14,822               12,714
10/31/2014           14,296                 15,184               14,077
11/30/2014           14,593                 15,592               14,374
12/31/2014           14,860                 15,553               14,632
 1/31/2015           15,884                 15,086               15,611
 2/28/2015           15,295                 15,953               15,052
 3/31/2015           15,566                 15,701               15,322
 4/30/2015           14,651                 15,851               14,434
 5/31/2015           14,614                 16,055               14,429
 6/30/2015           13,974                 15,744               13,790
 7/31/2015           14,776                 16,074               14,608
 8/31/2015           13,878                 15,104               13,752
 9/30/2015           14,318                 14,731               14,216
10/31/2015           15,138                 15,973               15,045
11/30/2015           15,056                 16,021               14,962
12/31/2015           15,341                 15,768               15,288
 1/31/2016           14,822                 14,985               14,685
 2/29/2016           14,772                 14,965               14,553
 3/31/2016           16,296                 15,980               16,070
 4/30/2016           15,889                 16,042               15,600
 5/31/2016           16,240                 16,330               15,913
 6/30/2016           17,383                 16,373               16,942
 7/31/2016           18,124                 16,976               17,683
 8/31/2016           17,511                 17,000               17,085
 9/30/2016           17,181                 17,003               16,733
10/31/2016           16,181                 16,693               15,791
11/30/2016           15,889                 17,312               15,577
12/31/2016           16,627                 17,654               16,309
 1/31/2017           16,603                 17,989               16,169
 2/28/2017           17,157                 18,703               16,735
 3/31/2017           16,759                 18,725               16,264
 4/30/2017           16,773                 18,917               16,226
 5/31/2017           16,691                 19,183               16,136
 6/30/2017           17,042                 19,303               16,531
 7/31/2017           17,257                 19,700               16,682
 8/31/2017           17,277                 19,760               16,550            Past performance is not predictive of
 9/30/2017           17,222                 20,168               16,594            future performance.
10/31/2017           17,129                 20,638               16,413            The returns shown do not reflect the
                                                                                   deduction of taxes that a shareholder
                                                                                   would pay on fund distributions or the
            AVERAGE ANNUAL         ONE          FIVE          TEN                  redemption of fund shares.
            TOTAL RETURN           YEAR         YEARS        YEARS                 Copyright 2017 S&P Dow Jones Indices
            --------------------------------------------------------------         LLC, a division of S&P Global. All rights
                                   5.86%        9.62%        5.53%                 reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
LARGE CAP INTERNATIONAL PORTFOLIO VS.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
OCTOBER 31, 2007-OCTOBER 31, 2017

                                     [CHART]

                  Large Cap International         MSCI World ex USA
                          Portfolio             Index (net dividends)
                 -------------------------      ---------------------
10/31/2007                $10,000                      $10,000
11/30/2007                  9,643                        9,609
12/31/2007                  9,418                        9,428
 1/31/2008                  8,705                        8,578
 2/29/2008                  8,697                        8,734
 3/31/2008                  8,667                        8,609
 4/30/2008                  9,126                        9,088
 5/31/2008                  9,317                        9,225
 6/30/2008                  8,575                        8,508
 7/31/2008                  8,263                        8,205
 8/31/2008                  7,910                        7,888
 9/30/2008                  6,948                        6,749
10/31/2008                  5,483                        5,345
11/30/2008                  5,154                        5,055
12/31/2008                  5,515                        5,322
 1/31/2009                  4,895                        4,825
 2/28/2009                  4,403                        4,337
 3/31/2009                  4,742                        4,623
 4/30/2009                  5,281                        5,219
 5/31/2009                  6,019                        5,879
 6/30/2009                  5,935                        5,818
 7/31/2009                  6,505                        6,364
 8/31/2009                  6,760                        6,669
 9/30/2009                  7,048                        6,944
10/31/2009                  6,865                        6,833
11/30/2009                  7,120                        7,002
12/31/2009                  7,205                        7,113
 1/31/2010                  6,832                        6,780
 2/28/2010                  6,878                        6,773
 3/31/2010                  7,311                        7,209
 4/30/2010                  7,169                        7,102
 5/31/2010                  6,387                        6,318
 6/30/2010                  6,284                        6,227
 7/31/2010                  6,932                        6,802
 8/31/2010                  6,694                        6,599
 9/30/2010                  7,353                        7,232
10/31/2010                  7,619                        7,489
11/30/2010                  7,286                        7,172
12/31/2010                  7,871                        7,750
 1/31/2011                  8,049                        7,917
 2/28/2011                  8,365                        8,210
 3/31/2011                  8,174                        8,046
 4/30/2011                  8,641                        8,484
 5/31/2011                  8,396                        8,232
 6/30/2011                  8,277                        8,115
 7/31/2011                  8,108                        7,981
 8/31/2011                  7,428                        7,307
 9/30/2011                  6,610                        6,573
10/31/2011                  7,249                        7,212
11/30/2011                  7,067                        6,879
12/31/2011                  6,905                        6,804
 1/31/2012                  7,322                        7,171
 2/29/2012                  7,677                        7,565
 3/31/2012                  7,664                        7,509
 4/30/2012                  7,516                        7,382
 5/31/2012                  6,684                        6,540
 6/30/2012                  7,127                        6,969
 7/31/2012                  7,148                        7,056
 8/31/2012                  7,390                        7,257
 9/30/2012                  7,610                        7,477
10/31/2012                  7,677                        7,530
11/30/2012                  7,832                        7,688
12/31/2012                  8,130                        7,920
 1/31/2013                  8,460                        8,310
 2/28/2013                  8,346                        8,227
 3/31/2013                  8,459                        8,292
 4/30/2013                  8,824                        8,670
 5/31/2013                  8,591                        8,476
 6/30/2013                  8,339                        8,158
 7/31/2013                  8,798                        8,592
 8/31/2013                  8,669                        8,482
 9/30/2013                  9,282                        9,081
10/31/2013                  9,584                        9,386
11/30/2013                  9,636                        9,443
12/31/2013                  9,813                        9,586
 1/31/2014                  9,374                        9,199
 2/28/2014                  9,926                        9,701
 3/31/2014                  9,898                        9,657
 4/30/2014                 10,060                        9,809
 5/31/2014                 10,200                        9,961
 6/30/2014                 10,341                       10,103
 7/31/2014                 10,102                        9,923
 8/31/2014                 10,146                        9,931
 9/30/2014                  9,714                        9,523
10/31/2014                  9,629                        9,371
11/30/2014                  9,656                        9,487
12/31/2014                  9,299                        9,171
 1/31/2015                  9,299                        9,139
 2/28/2015                  9,864                        9,685
 3/31/2015                  9,692                        9,523
 4/30/2015                 10,128                        9,935
 5/31/2015                 10,092                        9,849
 6/30/2015                  9,807                        9,569
 7/31/2015                  9,885                        9,721
 8/31/2015                  9,187                        9,013
 9/30/2015                  8,758                        8,558
10/31/2015                  9,331                        9,201
11/30/2015                  9,244                        9,055
12/31/2015                  9,033                        8,893
 1/31/2016                  8,534                        8,280
 2/29/2016                  8,295                        8,165
 3/31/2016                  8,873                        8,719
 4/30/2016                  9,109                        8,999
 5/31/2016                  9,058                        8,898
 6/30/2016                  8,846                        8,627
 7/31/2016                  9,218                        9,052
 8/31/2016                  9,269                        9,060
 9/30/2016                  9,394                        9,170
10/31/2016                  9,210                        8,992
11/30/2016                  9,082                        8,848
12/31/2016                  9,318                        9,137
 1/31/2017                  9,655                        9,409
 2/28/2017                  9,741                        9,517
 3/31/2017                 10,012                        9,759
 4/30/2017                 10,241                        9,967
 5/31/2017                 10,565                       10,299
 6/30/2017                 10,621                       10,308
 7/31/2017                 10,929                       10,615
 8/31/2017                 10,954                       10,613
 9/30/2017                 11,221                       10,888           Past performance is not predictive of
10/31/2017                 11,400                       11,037           future performance.
                                                                         The returns shown do not reflect the
                                                                         deduction of taxes that a shareholder
          AVERAGE ANNUAL         ONE        FIVE        TEN              would pay on fund distributions or the
          TOTAL RETURN           YEAR       YEARS      YEARS             redemption of fund shares.
          --------------------------------------------------------       MSCI data copyright MSCI 2017, all
                                23.79%      8.23%      1.32%             rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
INTERNATIONAL CORE EQUITY PORTFOLIO VS.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
OCTOBER 31, 2007-OCTOBER 31, 2017

                                     [CHART]


                International Core Equity              MSCI World ex USA
                        Portfolio                    Index (net dividends)
                -------------------------           ----------------------
10/31/2007               $10,000                          $10,000
11/30/2007                 9,451                            9,609
12/31/2007                 9,206                            9,428
 1/31/2008                 8,512                            8,578
 2/29/2008                 8,525                            8,734
 3/31/2008                 8,565                            8,609
 4/30/2008                 8,919                            9,088
 5/31/2008                 9,066                            9,225
 6/30/2008                 8,223                            8,508
 7/31/2008                 7,897                            8,205
 8/31/2008                 7,598                            7,888
 9/30/2008                 6,629                            6,749
10/31/2008                 5,126                            5,345
11/30/2008                 4,817                            5,055
12/31/2008                 5,154                            5,322
 1/31/2009                 4,595                            4,825
 2/28/2009                 4,112                            4,337
 3/31/2009                 4,459                            4,623
 4/30/2009                 5,130                            5,219
 5/31/2009                 5,906                            5,879
 6/30/2009                 5,856                            5,818
 7/31/2009                 6,438                            6,364
 8/31/2009                 6,796                            6,669
 9/30/2009                 7,126                            6,944
10/31/2009                 6,911                            6,833
11/30/2009                 7,094                            7,002
12/31/2009                 7,179                            7,113
 1/31/2010                 6,875                            6,780
 2/28/2010                 6,882                            6,773
 3/31/2010                 7,396                            7,209
 4/30/2010                 7,360                            7,102
 5/31/2010                 6,495                            6,318
 6/30/2010                 6,387                            6,227
 7/31/2010                 7,062                            6,802
 8/31/2010                 6,775                            6,599
 9/30/2010                 7,499                            7,232
10/31/2010                 7,773                            7,489
11/30/2010                 7,463                            7,172
12/31/2010                 8,178                            7,750
 1/31/2011                 8,388                            7,917
 2/28/2011                 8,672                            8,210
 3/31/2011                 8,520                            8,046
 4/30/2011                 8,978                            8,484
 5/31/2011                 8,702                            8,232
 6/30/2011                 8,548                            8,115
 7/31/2011                 8,356                            7,981
 8/31/2011                 7,618                            7,307
 9/30/2011                 6,730                            6,573
10/31/2011                 7,346                            7,212
11/30/2011                 7,123                            6,879
12/31/2011                 6,942                            6,804
 1/31/2012                 7,452                            7,171
 2/29/2012                 7,834                            7,565
 3/31/2012                 7,833                            7,509
 4/30/2012                 7,660                            7,382
 5/31/2012                 6,744                            6,540
 6/30/2012                 7,157                            6,969
 7/31/2012                 7,150                            7,056
 8/31/2012                 7,402                            7,257
 9/30/2012                 7,665                            7,477
10/31/2012                 7,749                            7,530
11/30/2012                 7,880                            7,688
12/31/2012                 8,243                            7,920
 1/31/2013                 8,598                            8,310
 2/28/2013                 8,506                            8,227
 3/31/2013                 8,608                            8,292
 4/30/2013                 8,941                            8,670
 5/31/2013                 8,740                            8,476
 6/30/2013                 8,473                            8,158
 7/31/2013                 9,000                            8,592
 8/31/2013                 8,905                            8,482
 9/30/2013                 9,587                            9,081
10/31/2013                 9,918                            9,386
11/30/2013                 9,965                            9,443
12/31/2013                10,174                            9,586
 1/31/2014                 9,832                            9,199
 2/28/2014                10,412                            9,701
 3/31/2014                10,390                            9,657
 4/30/2014                10,510                            9,809
 5/31/2014                10,622                            9,961
 6/30/2014                10,788                           10,103
 7/31/2014                10,497                            9,923
 8/31/2014                10,537                            9,931
 9/30/2014                10,010                            9,523
10/31/2014                 9,863                            9,371
11/30/2014                 9,839                            9,487
12/31/2014                 9,565                            9,171
 1/31/2015                 9,533                            9,139
 2/28/2015                10,146                            9,685
 3/31/2015                 9,960                            9,523
 4/30/2015                10,451                            9,935
 5/31/2015                10,467                            9,849
 6/30/2015                10,219                            9,569
 7/31/2015                10,227                            9,721
 8/31/2015                 9,597                            9,013
 9/30/2015                 9,180                            8,558
10/31/2015                 9,755                            9,201
11/30/2015                 9,713                            9,055
12/31/2015                 9,545                            8,893
 1/31/2016                 8,958                            8,280
 2/29/2016                 8,774                            8,165
 3/31/2016                 9,459                            8,719
 4/30/2016                 9,728                            8,999
 5/31/2016                 9,694                            8,898
 6/30/2016                 9,372                            8,627
 7/31/2016                 9,850                            9,052
 8/31/2016                 9,901                            9,060
 9/30/2016                10,093                            9,170
10/31/2016                 9,913                            8,992
11/30/2016                 9,793                            8,848
12/31/2016                10,055                            9,137
 1/31/2017                10,460                            9,409
 2/28/2017                10,555                            9,517
 3/31/2017                10,812                            9,759
 4/30/2017                11,097                            9,967
 5/31/2017                11,408                           10,299
 6/30/2017                11,502                           10,308
 7/31/2017                11,912                           10,615             Past performance is not predictive of
 8/31/2017                11,965                           10,613             future performance.
 9/30/2017                12,299                           10,888             The returns shown do not reflect the
10/31/2017                12,492                           11,037             deduction of taxes that a shareholder
          AVERAGE ANNUAL         ONE         FIVE          TEN                would pay on fund distributions or the
          TOTAL RETURN           YEAR        YEARS        YEARS               redemption of fund shares.
          ------------------------------------------------------------        MSCI data copyright MSCI 2017, all
                                26.02%       10.02%       2.25%               rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INTERNATIONAL SMALL COMPANY PORTFOLIO VS.
MSCI WORLD EX USA SMALL CAP INDEX (NET DIVIDENDS)
OCTOBER 31, 2007-OCTOBER 31, 2017

                                     [CHART]


                  International Small Company        MSCI World ex USA Small
                           Portfolio                Cap Index (net dividends)
                  ---------------------------      --------------------------
 10/31/2007                  $10,000                        $10,000
 11/30/2007                    9,269                          9,178
 12/31/2007                    8,960                          8,909
  1/31/2008                    8,278                          8,045
  2/29/2008                    8,488                          8,427
  3/31/2008                    8,499                          8,334
  4/30/2008                    8,680                          8,537
  5/31/2008                    8,910                          8,710
  6/30/2008                    8,250                          8,037
  7/31/2008                    7,853                          7,632
  8/31/2008                    7,543                          7,350
  9/30/2008                    6,400                          6,057
 10/31/2008                    4,901                          4,562
 11/30/2008                    4,648                          4,341
 12/31/2008                    5,029                          4,630
  1/31/2009                    4,632                          4,361
  2/28/2009                    4,210                          3,963
  3/31/2009                    4,488                          4,217
  4/30/2009                    5,083                          4,867
  5/31/2009                    5,840                          5,588
  6/30/2009                    5,902                          5,655
  7/31/2009                    6,344                          6,109
  8/31/2009                    6,747                          6,580
  9/30/2009                    7,106                          6,950
 10/31/2009                    6,976                          6,843
 11/30/2009                    7,071                          6,896
 12/31/2009                    7,139                          6,983
  1/31/2010                    7,029                          6,891
  2/28/2010                    7,019                          6,852
  3/31/2010                    7,520                          7,361
  4/30/2010                    7,636                          7,507
  5/31/2010                    6,732                          6,605
  6/30/2010                    6,716                          6,543
  7/31/2010                    7,330                          7,104
  8/31/2010                    7,112                          6,919
  9/30/2010                    7,894                          7,704
 10/31/2010                    8,204                          8,022
 11/30/2010                    7,975                          7,812
 12/31/2010                    8,846                          8,695
  1/31/2011                    8,955                          8,740
  2/28/2011                    9,227                          8,989
  3/31/2011                    9,213                          8,981
  4/30/2011                    9,651                          9,426
  5/31/2011                    9,383                          9,165
  6/30/2011                    9,193                          8,967
  7/31/2011                    9,104                          8,918
  8/31/2011                    8,391                          8,213
  9/30/2011                    7,399                          7,270
 10/31/2011                    7,964                          7,860
 11/30/2011                    7,713                          7,466
 12/31/2011                    7,489                          7,320
  1/31/2012                    8,127                          7,925
  2/29/2012                    8,538                          8,374
  3/31/2012                    8,571                          8,318
  4/30/2012                    8,469                          8,275
  5/31/2012                    7,483                          7,303
  6/30/2012                    7,776                          7,555
  7/31/2012                    7,754                          7,613
  8/31/2012                    8,023                          7,832
  9/30/2012                    8,357                          8,203
 10/31/2012                    8,412                          8,243
 11/30/2012                    8,484                          8,285
 12/31/2012                    8,901                          8,600
  1/31/2013                    9,292                          9,014
  2/28/2013                    9,286                          9,046
  3/31/2013                    9,455                          9,222
  4/30/2013                    9,706                          9,490
  5/31/2013                    9,494                          9,267
  6/30/2013                    9,242                          8,901
  7/31/2013                    9,854                          9,457
  8/31/2013                    9,820                          9,440
  9/30/2013                   10,629                         10,233
 10/31/2013                   10,991                         10,535
 11/30/2013                   11,042                         10,549
 12/31/2013                   11,344                         10,797
  1/31/2014                   11,143                         10,610
  2/28/2014                   11,840                         11,212
  3/31/2014                   11,822                         11,170
  4/30/2014                   11,828                         11,135
  5/31/2014                   11,904                         11,275
  6/30/2014                   12,125                         11,531
  7/31/2014                   11,739                         11,232
  8/31/2014                   11,816                         11,260
  9/30/2014                   11,098                         10,577
 10/31/2014                   10,871                         10,310
 11/30/2014                   10,764                         10,299
 12/31/2014                   10,629                         10,220
  1/31/2015                   10,541                         10,129
  2/28/2015                   11,217                         10,778
  3/31/2015                   11,042                         10,632
  4/30/2015                   11,662                         11,173
  5/31/2015                   11,799                         11,240
  6/30/2015                   11,620                         11,074
  7/31/2015                   11,545                         11,058
  8/31/2015                   11,060                         10,565
  9/30/2015                   10,693                         10,185
 10/31/2015                   11,230                         10,790
 11/30/2015                   11,242                         10,766
 12/31/2015                   11,257                         10,778
  1/31/2016                   10,525                          9,958
  2/29/2016                   10,459                         10,011
  3/31/2016                   11,300                         10,843
  4/30/2016                   11,563                         11,185
  5/31/2016                   11,629                         11,199
  6/30/2016                   11,172                         10,704
  7/31/2016                   11,817                         11,340
  8/31/2016                   11,810                         11,245
  9/30/2016                   12,159                         11,560
 10/31/2016                   11,839                         11,217
 11/30/2016                   11,626                         10,940
 12/31/2016                   11,910                         11,243
  1/31/2017                   12,407                         11,648
  2/28/2017                   12,607                         11,872
  3/31/2017                   12,910                         12,099
  4/30/2017                   13,331                         12,527
  5/31/2017                   13,724                         12,938
  6/30/2017                   13,862                         12,980
  7/31/2017                   14,347                         13,437              Past performance is not predictive of
  8/31/2017                   14,424                         13,550              future performance.
  9/30/2017                   14,829                         13,922              The returns shown do not reflect the
 10/31/2017                   14,982                         14,118              deduction of taxes that a shareholder
           AVERAGE ANNUAL          ONE          FIVE          TEN                would pay on fund distributions or the
           TOTAL RETURN            YEAR         YEARS        YEARS               redemption of fund shares.
           --------------------------------------------------------------        MSCI data copyright MSCI 2017, all
                                  26.54%        12.24%       4.13%               rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
GLOBAL SMALL COMPANY PORTFOLIO VS.
MSCI ALL COUNTRY WORLD SMALL CAP INDEX (NET DIVIDENDS)
JANUARY 18, 2017-OCTOBER 31, 2017

                                      [CHART]


                     Global Small           MSCI All Country World
                  Company Portfolio    Small Cap Index (net dividends)
                 ------------------    -------------------------------
       1/18/17        $10,000                     $10,000
       1/31/17         10,100                      10,072
       2/28/17         10,280                      10,318
       3/31/17         10,400                      10,415
       4/30/17         10,570                      10,614
       5/31/17         10,550                      10,682
       6/30/17         10,740                      10,839
       7/31/17         10,970                      11,100
       8/31/17         10,890                      11,119
       9/30/17         11,380                      11,508
      10/31/17         11,530                      11,701
                                                                          Past performance is not predictive of
                                                                          future performance.
                                                                          The returns shown do not reflect the
                                                                          deduction of taxes that a shareholder
            AVERAGE ANNUAL                          SINCE                 would pay on fund distributions or the
            TOTAL RETURN                          INCEPTION               redemption of fund shares.
            ------------------------------------------------------        MSCI data copyright MSCI 2017, all
                                                   15.30%                 rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
JAPANESE SMALL COMPANY PORTFOLIO VS.
MSCI JAPAN SMALL CAP INDEX (NET DIVIDENDS)
OCTOBER 31, 2007-OCTOBER 31, 2017

                                    [CHART]

                  Japanese Small Company          MSCI Japan Small Cap
                         Portfolio                Index (net dividends)
              -------------------------------     ---------------------
10/31/2007                $10,000                       $10,000
11/30/2007                  9,767                         9,580
12/31/2007                  9,150                         9,006
 1/31/2008                  8,897                         8,564
 2/29/2008                  8,821                         8,658
 3/31/2008                  8,994                         8,661
 4/30/2008                  9,058                         8,768
 5/31/2008                  9,388                         9,039
 6/30/2008                  8,942                         8,484
 7/31/2008                  8,693                         8,206
 8/31/2008                  8,212                         7,843
 9/30/2008                  7,673                         7,077
10/31/2008                  7,114                         6,330
11/30/2008                  7,298                         6,589
12/31/2008                  8,041                         7,102
 1/31/2009                  7,489                         6,730
 2/28/2009                  6,511                         5,845
 3/31/2009                  6,812                         6,051
 4/30/2009                  7,083                         6,361
 5/31/2009                  7,954                         7,139
 6/30/2009                  8,480                         7,593
 7/31/2009                  8,656                         7,784
 8/31/2009                  9,110                         8,220
 9/30/2009                  9,012                         8,187
10/31/2009                  8,685                         7,888
11/30/2009                  8,333                         7,606
12/31/2009                  8,298                         7,464
 1/31/2010                  8,408                         7,625
 2/28/2010                  8,567                         7,770
 3/31/2010                  9,003                         8,123
 4/30/2010                  9,265                         8,343
 5/31/2010                  8,489                         7,764
 6/30/2010                  8,620                         7,799
 7/31/2010                  8,768                         7,893
 8/31/2010                  8,528                         7,726
 9/30/2010                  8,904                         8,042
10/31/2010                  8,713                         7,976
11/30/2010                  8,929                         8,131
12/31/2010                  9,751                         8,952
 1/31/2011                  9,968                         9,058
 2/28/2011                 10,427                         9,423
 3/31/2011                  9,776                         8,841
 4/30/2011                  9,726                         8,849
 5/31/2011                  9,565                         8,718
 6/30/2011                 10,040                         9,042
 7/31/2011                 10,404                         9,418
 8/31/2011                 10,122                         9,033
 9/30/2011                 10,067                         9,041
10/31/2011                  9,547                         8,708
11/30/2011                  9,703                         8,472
12/31/2011                  9,652                         8,604
 1/31/2012                 10,259                         8,957
 2/29/2012                 10,271                         9,054
 3/31/2012                 10,562                         9,296
 4/30/2012                 10,341                         9,161
 5/31/2012                  9,475                         8,401
 6/30/2012                  9,977                         8,759
 7/31/2012                  9,639                         8,622
 8/31/2012                  9,639                         8,573
 9/30/2012                  9,777                         8,810
10/31/2012                  9,566                         8,619
11/30/2012                  9,700                         8,679
12/31/2012                 10,054                         8,949
 1/31/2013                 10,369                         9,284
 2/28/2013                 10,620                         9,599
 3/31/2013                 11,431                        10,374
 4/30/2013                 12,036                        11,056
 5/31/2013                 11,052                        10,180
 6/30/2013                 11,148                        10,152
 7/31/2013                 11,412                        10,318
 8/31/2013                 11,155                        10,178
 9/30/2013                 12,410                        11,337
10/31/2013                 12,442                        11,291
11/30/2013                 12,345                        11,216
12/31/2013                 12,433                        11,306
 1/31/2014                 12,300                        11,273
 2/28/2014                 12,247                        11,023
 3/31/2014                 12,307                        11,051
 4/30/2014                 12,121                        10,846
 5/31/2014                 12,433                        11,202
 6/30/2014                 13,308                        11,995
 7/31/2014                 13,222                        12,059
 8/31/2014                 13,348                        11,973
 9/30/2014                 12,930                        11,573
10/31/2014                 12,691                        11,263
11/30/2014                 12,214                        11,136
12/31/2014                 12,317                        11,253
 1/31/2015                 12,613                        11,630
 2/28/2015                 13,132                        12,049
 3/31/2015                 13,294                        12,282
 4/30/2015                 13,617                        12,512
 5/31/2015                 13,752                        12,660
 6/30/2015                 14,035                        12,844
 7/31/2015                 13,947                        12,795
 8/31/2015                 13,516                        12,357
 9/30/2015                 13,105                        11,913
10/31/2015                 13,786                        12,708
11/30/2015                 14,089                        12,870
12/31/2015                 14,040                        12,977
 1/31/2016                 13,329                        12,151
 2/29/2016                 12,858                        12,025
 3/31/2016                 13,698                        12,775
 4/30/2016                 13,869                        13,331
 5/31/2016                 14,218                        13,335
 6/30/2016                 14,149                        13,255
 7/31/2016                 14,908                        13,966
 8/31/2016                 14,559                        13,472
 9/30/2016                 15,434                        14,198
10/31/2016                 15,721                        14,387
11/30/2016                 15,215                        13,711
12/31/2016                 15,326                        13,959
 1/31/2017                 15,995                        14,486
 2/28/2017                 16,538                        14,931
 3/31/2017                 16,615                        14,904
 4/30/2017                 16,803                        15,159
 5/31/2017                 17,430                        15,716
 6/30/2017                 17,820                        15,864
 7/31/2017                 18,377                        16,287
 8/31/2017                 18,774                        16,590
 9/30/2017                 19,192                        16,853
10/31/2017                 19,896                        17,430            Past performance is not predictive of
                                                                           future performance.
                                                                           The returns shown do not reflect the
                                                                           deduction of taxes that a shareholder
          AVERAGE ANNUAL         ONE         FIVE         TEN              would pay on fund distributions or the
          TOTAL RETURN           YEAR        YEARS       YEARS             redemption of fund shares.
          ----------------------------------------------------------       MSCI data copyright MSCI 2017, all
                                26.56%       15.77%      7.12%             rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
ASIA PACIFIC SMALL COMPANY PORTFOLIO VS.
MSCI PACIFIC EX JAPAN SMALL CAP INDEX (NET DIVIDENDS)
OCTOBER 31, 2007-OCTOBER 31, 2017

                                     [CHART]


                        Asia Pacific Small      MSCI Pacific ex Japan Small Cap
                        Company Portfolio           Index (net dividends)
              -------------------------------  --------------------------------
10/31/2007                  $10,000                        $10,000
11/30/2007                    9,337                          9,197
12/31/2007                    9,174                          9,070
 1/31/2008                    8,250                          7,855
 2/29/2008                    8,500                          8,321
 3/31/2008                    8,087                          7,796
 4/30/2008                    8,649                          8,318
 5/31/2008                    9,026                          8,408
 6/30/2008                    8,134                          7,467
 7/31/2008                    7,653                          7,124
 8/31/2008                    7,115                          6,545
 9/30/2008                    5,893                          5,267
10/31/2008                    3,931                          3,407
11/30/2008                    3,554                          3,035
12/31/2008                    3,941                          3,388
 1/31/2009                    3,454                          3,015
 2/28/2009                    3,263                          2,827
 3/31/2009                    3,769                          3,233
 4/30/2009                    4,331                          3,811
 5/31/2009                    5,450                          4,725
 6/30/2009                    5,489                          4,858
 7/31/2009                    6,280                          5,560
 8/31/2009                    6,567                          5,846
 9/30/2009                    7,076                          6,335
10/31/2009                    7,231                          6,487
11/30/2009                    7,568                          6,674
12/31/2009                    7,766                          6,940
 1/31/2010                    7,343                          6,496
 2/28/2010                    7,471                          6,578
 3/31/2010                    8,085                          7,120
 4/30/2010                    8,192                          7,319
 5/31/2010                    7,057                          6,214
 6/30/2010                    6,968                          6,179
 7/31/2010                    7,739                          6,807
 8/31/2010                    7,728                          6,792
 9/30/2010                    8,901                          7,812
10/31/2010                    9,281                          8,159
11/30/2010                    9,154                          8,050
12/31/2010                   10,050                          8,862
 1/31/2011                    9,832                          8,604
 2/28/2011                    9,892                          8,651
 3/31/2011                   10,100                          8,917
 4/30/2011                   10,524                          9,278
 5/31/2011                   10,212                          9,065
 6/30/2011                    9,865                          8,743
 7/31/2011                   10,025                          8,872
 8/31/2011                    9,323                          8,255
 9/30/2011                    7,583                          6,754
10/31/2011                    8,762                          7,860
11/30/2011                    8,526                          7,324
12/31/2011                    8,027                          7,090
 1/31/2012                    8,855                          7,826
 2/29/2012                    9,524                          8,434
 3/31/2012                    9,381                          8,170
 4/30/2012                    9,342                          8,214
 5/31/2012                    8,175                          7,148
 6/30/2012                    8,344                          7,248
 7/31/2012                    8,465                          7,486
 8/31/2012                    8,746                          7,606
 9/30/2012                    9,177                          8,011
10/31/2012                    9,383                          8,176
11/30/2012                    9,512                          8,257
12/31/2012                    9,955                          8,464
 1/31/2013                   10,452                          8,912
 2/28/2013                   10,494                          9,018
 3/31/2013                   10,540                          9,041
 4/30/2013                   10,360                          8,969
 5/31/2013                    9,588                          8,309
 6/30/2013                    8,911                          7,598
 7/31/2013                    9,346                          7,902
 8/31/2013                    9,417                          7,971
 9/30/2013                   10,076                          8,584
10/31/2013                   10,364                          8,734
11/30/2013                    9,997                          8,365
12/31/2013                   10,119                          8,405
 1/31/2014                    9,640                          8,016
 2/28/2014                   10,193                          8,447
 3/31/2014                   10,342                          8,603
 4/30/2014                   10,363                          8,659
 5/31/2014                   10,372                          8,730
 6/30/2014                   10,446                          8,777
 7/31/2014                   10,664                          8,968
 8/31/2014                   10,829                          9,037
 9/30/2014                    9,828                          8,207
10/31/2014                    9,967                          8,304
11/30/2014                    9,571                          8,041
12/31/2014                    9,289                          7,839
 1/31/2015                    9,069                          7,685
 2/28/2015                    9,510                          8,058
 3/31/2015                    9,372                          7,912
 4/30/2015                   10,125                          8,366
 5/31/2015                   10,235                          8,325
 6/30/2015                    9,510                          7,726
 7/31/2015                    9,046                          7,377
 8/31/2015                    8,270                          6,690
 9/30/2015                    8,150                          6,551
10/31/2015                    8,752                          7,086
11/30/2015                    8,720                          7,027
12/31/2015                    8,959                          7,146
 1/31/2016                    8,309                          6,525
 2/29/2016                    8,428                          6,685
 3/31/2016                    9,432                          7,457
 4/30/2016                    9,556                          7,590
 5/31/2016                    9,451                          7,464
 6/30/2016                    9,604                          7,515
 7/31/2016                   10,264                          8,070
 8/31/2016                   10,187                          8,010
 9/30/2016                   10,489                          8,178
10/31/2016                   10,168                          7,834
11/30/2016                    9,968                          7,708
12/31/2016                    9,855                          7,681
 1/31/2017                   10,301                          7,929
 2/28/2017                   10,589                          8,155
 3/31/2017                   10,768                          8,275
 4/30/2017                   10,658                          8,242
 5/31/2017                   10,643                          8,293
 6/30/2017                   11,040                          8,549
 7/31/2017                   11,388                          8,759
 8/31/2017                   11,507                          8,859
 9/30/2017                   11,507                          8,913
10/31/2017                   11,765                          9,146                 Past performance is not predictive of
                                                                                   future performance.
                                                                                   The returns shown do not reflect the
                                                                                   deduction of taxes that a shareholder
           AVERAGE ANNUAL          ONE          FIVE          TEN                  would pay on fund distributions or the
           TOTAL RETURN            YEAR         YEARS        YEARS                 redemption of fund shares.
           ---------------------------------------------------------------         MSCI data copyright MSCI 2017, all
                                  15.70%        4.63%        1.64%                 rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
UNITED KINGDOM SMALL COMPANY PORTFOLIO VS.
MSCI UK SMALL CAP INDEX (NET DIVIDENDS)
OCTOBER 31, 2007-OCTOBER 31, 2017

                                  [CHART]


               United Kingdom Small Company        MSCI UK Small Cap
                        Portfolio                 Index (net dividends)
              ------------------------------     -----------------------
10/31/2007                $10,000                        $10,000
11/30/2007                  8,839                          8,843
12/31/2007                  8,371                          8,399
 1/31/2008                  7,805                          7,723
 2/29/2008                  7,915                          7,985
 3/31/2008                  7,883                          7,884
 4/30/2008                  8,014                          8,031
 5/31/2008                  8,035                          8,069
 6/30/2008                  7,393                          7,517
 7/31/2008                  7,130                          7,217
 8/31/2008                  7,010                          7,029
 9/30/2008                  5,926                          5,736
10/31/2008                  4,334                          4,145
11/30/2008                  4,024                          3,760
12/31/2008                  3,932                          3,665
 1/31/2009                  3,837                          3,645
 2/28/2009                  3,678                          3,524
 3/31/2009                  3,835                          3,728
 4/30/2009                  4,638                          4,585
 5/31/2009                  5,111                          5,069
 6/30/2009                  5,133                          5,105
 7/31/2009                  5,577                          5,574
 8/31/2009                  6,009                          6,112
 9/30/2009                  6,184                          6,253
10/31/2009                  6,190                          6,262
11/30/2009                  6,168                          6,197
12/31/2009                  6,295                          6,350
 1/31/2010                  6,232                          6,320
 2/28/2010                  6,018                          6,037
 3/31/2010                  6,519                          6,569
 4/30/2010                  6,756                          6,832
 5/31/2010                  5,989                          6,010
 6/30/2010                  6,102                          6,036
 7/31/2010                  6,924                          6,762
 8/31/2010                  6,666                          6,579
 9/30/2010                  7,376                          7,304
10/31/2010                  7,760                          7,615
11/30/2010                  7,376                          7,298
12/31/2010                  8,125                          8,061
 1/31/2011                  8,242                          8,139
 2/28/2011                  8,487                          8,354
 3/31/2011                  8,325                          8,210
 4/30/2011                  9,061                          8,962
 5/31/2011                  9,002                          8,849
 6/30/2011                  8,715                          8,551
 7/31/2011                  8,653                          8,527
 8/31/2011                  7,787                          7,657
 9/30/2011                  6,999                          6,850
10/31/2011                  7,738                          7,598
11/30/2011                  7,500                          7,303
12/31/2011                  7,264                          7,060
 1/31/2012                  7,903                          7,776
 2/29/2012                  8,549                          8,498
 3/31/2012                  8,729                          8,526
 4/30/2012                  8,877                          8,671
 5/31/2012                  7,874                          7,597
 6/30/2012                  8,257                          7,959
 7/31/2012                  8,394                          8,103
 8/31/2012                  8,850                          8,532
 9/30/2012                  9,303                          8,988
10/31/2012                  9,504                          9,174
11/30/2012                  9,562                          9,177
12/31/2012                 10,085                          9,599
 1/31/2013                 10,261                          9,852
 2/28/2013                 10,351                          9,907
 3/31/2013                 10,657                         10,174
 4/30/2013                 10,924                         10,428
 5/31/2013                 11,020                         10,569
 6/30/2013                 10,778                         10,188
 7/31/2013                 11,685                         11,037
 8/31/2013                 11,765                         11,188
 9/30/2013                 12,556                         12,028
10/31/2013                 13,003                         12,451
11/30/2013                 13,295                         12,744
12/31/2013                 14,024                         13,360
 1/31/2014                 13,689                         13,076
 2/28/2014                 14,912                         14,344
 3/31/2014                 14,450                         13,827
 4/30/2014                 14,208                         13,496
 5/31/2014                 14,190                         13,522
 6/30/2014                 14,174                         13,490
 7/31/2014                 13,728                         13,109
 8/31/2014                 13,931                         13,247
 9/30/2014                 13,135                         12,469
10/31/2014                 13,099                         12,390
11/30/2014                 12,996                         12,394
12/31/2014                 13,202                         12,598
 1/31/2015                 12,899                         12,255
 2/28/2015                 14,107                         13,465
 3/31/2015                 13,370                         12,845
 4/30/2015                 14,211                         13,669
 5/31/2015                 14,921                         14,296
 6/30/2015                 14,876                         14,314
 7/31/2015                 14,904                         14,416
 8/31/2015                 14,271                         13,849
 9/30/2015                 13,837                         13,338
10/31/2015                 14,334                         13,929
11/30/2015                 14,310                         13,816
12/31/2015                 14,150                         13,669
 1/31/2016                 13,026                         12,342
 2/29/2016                 12,789                         12,213
 3/31/2016                 13,552                         13,074
 4/30/2016                 13,618                         13,249
 5/31/2016                 13,831                         13,631
 6/30/2016                 12,084                         11,693
 7/31/2016                 12,736                         12,366
 8/31/2016                 13,005                         12,573
 9/30/2016                 13,018                         12,680
10/31/2016                 12,011                         11,716
11/30/2016                 12,294                         11,978
12/31/2016                 12,529                         12,240
 1/31/2017                 12,926                         12,519
 2/28/2017                 13,118                         12,812
 3/31/2017                 13,452                         13,017
 4/30/2017                 14,467                         14,061
 5/31/2017                 14,621                         14,345
 6/30/2017                 14,326                         14,021
 7/31/2017                 14,883                         14,633
 8/31/2017                 14,609                         14,469
 9/30/2017                 15,367                         15,202            Past performance is not predictive of
10/31/2017                 15,528                         15,480            future performance.
                                                                            The returns shown do not reflect the
                                                                            deduction of taxes that a shareholder
          AVERAGE ANNUAL         ONE         FIVE          TEN              would pay on fund distributions or the
          TOTAL RETURN           YEAR        YEARS        YEARS             redemption of fund shares.
          -----------------------------------------------------------       MSCI data copyright MSCI 2017, all
                                29.28%       10.32%       4.50%             rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
CONTINENTAL SMALL COMPANY PORTFOLIO VS.
MSCI EUROPE EX UK SMALL CAP INDEX (NET DIVIDENDS)
OCTOBER 31, 2007-OCTOBER 31, 2017

                                     [CHART]


                 Continental Small Company           MSCI Europe ex UK
                         Portfolio             Small Cap Index (net dividends)
                 -------------------------    --------------------------------
10/31/2007                   $10,000                         $10,000
11/30/2007                     9,258                           9,285
12/31/2007                     9,073                           9,096
 1/31/2008                     8,208                           8,001
 2/29/2008                     8,558                           8,485
 3/31/2008                     8,828                           8,658
 4/30/2008                     8,929                           8,806
 5/31/2008                     9,098                           8,943
 6/30/2008                     8,328                           8,116
 7/31/2008                     7,886                           7,655
 8/31/2008                     7,667                           7,446
 9/30/2008                     6,330                           5,905
10/31/2008                     4,640                           4,243
11/30/2008                     4,276                           3,891
12/31/2008                     4,722                           4,251
 1/31/2009                     4,185                           3,869
 2/28/2009                     3,822                           3,529
 3/31/2009                     4,096                           3,802
 4/30/2009                     4,763                           4,593
 5/31/2009                     5,456                           5,278
 6/30/2009                     5,386                           5,211
 7/31/2009                     5,813                           5,679
 8/31/2009                     6,297                           6,261
 9/30/2009                     6,835                           6,861
10/31/2009                     6,640                           6,674
11/30/2009                     6,839                           6,811
12/31/2009                     6,815                           6,842
 1/31/2010                     6,700                           6,751
 2/28/2010                     6,558                           6,559
 3/31/2010                     7,042                           7,091
 4/30/2010                     6,975                           7,046
 5/31/2010                     5,981                           5,956
 6/30/2010                     5,939                           5,867
 7/31/2010                     6,651                           6,570
 8/31/2010                     6,344                           6,258
 9/30/2010                     7,221                           7,223
10/31/2010                     7,626                           7,687
11/30/2010                     7,032                           7,104
12/31/2010                     7,945                           8,099
 1/31/2011                     8,167                           8,282
 2/28/2011                     8,303                           8,422
 3/31/2011                     8,584                           8,707
 4/30/2011                     9,159                           9,315
 5/31/2011                     8,846                           8,960
 6/30/2011                     8,559                           8,670
 7/31/2011                     8,072                           8,144
 8/31/2011                     7,244                           7,293
 9/30/2011                     6,147                           6,198
10/31/2011                     6,780                           6,877
11/30/2011                     6,327                           6,339
12/31/2011                     6,080                           6,124
 1/31/2012                     6,655                           6,731
 2/29/2012                     7,077                           7,248
 3/31/2012                     7,091                           7,189
 4/30/2012                     6,924                           7,069
 5/31/2012                     5,977                           6,100
 6/30/2012                     6,234                           6,400
 7/31/2012                     6,172                           6,378
 8/31/2012                     6,447                           6,656
 9/30/2012                     6,787                           7,014
10/31/2012                     6,905                           7,135
11/30/2012                     6,991                           7,244
12/31/2012                     7,413                           7,635
 1/31/2013                     7,973                           8,256
 2/28/2013                     7,891                           8,231
 3/31/2013                     7,714                           8,020
 4/30/2013                     8,025                           8,331
 5/31/2013                     8,174                           8,520
 6/30/2013                     7,901                           8,141
 7/31/2013                     8,586                           8,881
 8/31/2013                     8,596                           8,865
 9/30/2013                     9,343                           9,623
10/31/2013                     9,874                          10,202
11/30/2013                    10,050                          10,384
12/31/2013                    10,329                          10,653
 1/31/2014                    10,265                          10,565
 2/28/2014                    11,164                          11,488
 3/31/2014                    11,218                          11,498
 4/30/2014                    11,320                          11,546
 5/31/2014                    11,364                          11,676
 6/30/2014                    11,263                          11,562
 7/31/2014                    10,599                          10,880
 8/31/2014                    10,470                          10,793
 9/30/2014                     9,907                          10,198
10/31/2014                     9,609                           9,865
11/30/2014                     9,838                          10,154
12/31/2014                     9,525                           9,911
 1/31/2015                     9,585                           9,934
 2/28/2015                    10,242                          10,667
 3/31/2015                    10,193                          10,560
 4/30/2015                    10,735                          11,124
 5/31/2015                    10,745                          11,051
 6/30/2015                    10,514                          10,789
 7/31/2015                    10,807                          11,190
 8/31/2015                    10,398                          10,757
 9/30/2015                    10,028                          10,393
10/31/2015                    10,509                          10,988
11/30/2015                    10,489                          10,959
12/31/2015                    10,616                          11,121
 1/31/2016                     9,895                          10,242
 2/29/2016                     9,875                          10,278
 3/31/2016                    10,714                          11,199
 4/30/2016                    10,932                          11,339
 5/31/2016                    10,953                          11,388
 6/30/2016                    10,352                          10,648
 7/31/2016                    11,029                          11,339
 8/31/2016                    11,169                          11,436
 9/30/2016                    11,444                          11,710
10/31/2016                    11,108                          11,275
11/30/2016                    10,689                          10,816
12/31/2016                    11,239                          11,388
 1/31/2017                    11,732                          11,833
 2/28/2017                    11,851                          11,968
 3/31/2017                    12,360                          12,465
 4/30/2017                    13,117                          13,232
 5/31/2017                    13,839                          13,945
 6/30/2017                    13,839                          13,876
 7/31/2017                    14,364                          14,505
 8/31/2017                    14,395                          14,629
 9/30/2017                    14,876                          15,129              Past performance is not predictive of
10/31/2017                    14,849                          15,134              future performance.
                                                                                  The returns shown do not reflect the
                                                                                  deduction of taxes that a shareholder
           AVERAGE ANNUAL          ONE          FIVE           TEN                would pay on fund distributions or the
           TOTAL RETURN            YEAR         YEARS         YEARS               redemption of fund shares.
           ---------------------------------------------------------------        MSCI data copyright MSCI 2017, all
                                  33.68%        16.55%        4.03%               rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

           DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO VS.
           S&P GLOBAL EX U.S. REIT INDEX (NET DIVIDENDS)
           OCTOBER 31, 2007-OCTOBER 31, 2017

                                     [CHART]


                     DFA International
                  Real Estate Securities               S&P Global ex U.S.
                         Portfolio                 REIT Index (net dividends)
                --------------------------        ----------------------------
10/31/2007                $10,000                          $10,000
11/30/2007                  9,267                            9,204
12/31/2007                  8,809                            8,841
 1/31/2008                  8,449                            8,322
 2/29/2008                  8,408                            8,425
 3/31/2008                  8,428                            8,344
 4/30/2008                  8,480                            8,492
 5/31/2008                  8,160                            8,145
 6/30/2008                  7,296                            7,323
 7/31/2008                  7,066                            7,124
 8/31/2008                  6,825                            6,916
 9/30/2008                  6,324                            6,213
10/31/2008                  4,369                            4,427
11/30/2008                  4,066                            4,131
12/31/2008                  4,235                            4,257
 1/31/2009                  3,793                            3,851
 2/28/2009                  3,287                            3,350
 3/31/2009                  3,513                            3,548
 4/30/2009                  3,869                            3,954
 5/31/2009                  4,386                            4,394
 6/30/2009                  4,483                            4,498
 7/31/2009                  4,882                            4,900
 8/31/2009                  5,421                            5,497
 9/30/2009                  5,765                            5,870
10/31/2009                  5,647                            5,778
11/30/2009                  5,712                            5,782
12/31/2009                  5,803                            5,881
 1/31/2010                  5,586                            5,690
 2/28/2010                  5,610                            5,668
 3/31/2010                  5,803                            5,865
 4/30/2010                  5,851                            5,934
 5/31/2010                  5,237                            5,282
 6/30/2010                  5,249                            5,303
 7/31/2010                  5,863                            5,880
 8/31/2010                  5,875                            5,897
 9/30/2010                  6,441                            6,463
10/31/2010                  6,718                            6,727
11/30/2010                  6,296                            6,314
12/31/2010                  6,853                            6,875
 1/31/2011                  6,880                            6,874
 2/28/2011                  7,166                            7,151
 3/31/2011                  7,180                            7,169
 4/30/2011                  7,631                            7,614
 5/31/2011                  7,590                            7,572
 6/30/2011                  7,535                            7,498
 7/31/2011                  7,412                            7,391
 8/31/2011                  7,112                            7,085
 9/30/2011                  6,197                            6,212
10/31/2011                  6,689                            6,722
11/30/2011                  6,552                            6,445
12/31/2011                  6,321                            6,283
 1/31/2012                  6,754                            6,690
 2/29/2012                  6,985                            6,959
 3/31/2012                  7,072                            6,985
 4/30/2012                  7,216                            7,153
 5/31/2012                  6,798                            6,687
 6/30/2012                  7,245                            7,144
 7/31/2012                  7,577                            7,532
 8/31/2012                  7,692                            7,603
 9/30/2012                  7,866                            7,805
10/31/2012                  8,183                            8,093
11/30/2012                  8,241                            8,149
12/31/2012                  8,433                            8,289
 1/31/2013                  8,564                            8,502
 2/28/2013                  8,629                            8,578
 3/31/2013                  8,972                            8,904
 4/30/2013                  9,445                            9,371
 5/31/2013                  8,580                            8,525
 6/30/2013                  8,270                            8,165
 7/31/2013                  8,303                            8,182
 8/31/2013                  7,993                            7,895
 9/30/2013                  8,678                            8,571
10/31/2013                  8,939                            8,825
11/30/2013                  8,662                            8,551
12/31/2013                  8,625                            8,485
 1/31/2014                  8,470                            8,332
 2/28/2014                  8,969                            8,794
 3/31/2014                  8,951                            8,762
 4/30/2014                  9,329                            9,112
 5/31/2014                  9,604                            9,385
 6/30/2014                  9,810                            9,623
 7/31/2014                  9,793                            9,639
 8/31/2014                  9,965                            9,798
 9/30/2014                  9,312                            9,140
10/31/2014                  9,673                            9,426
11/30/2014                  9,707                            9,518
12/31/2014                  9,583                            9,413
 1/31/2015                  9,948                            9,726
 2/28/2015                 10,113                            9,902
 3/31/2015                  9,839                            9,617
 4/30/2015                 10,058                            9,829
 5/31/2015                  9,784                            9,555
 6/30/2015                  9,564                            9,314
 7/31/2015                  9,637                            9,416
 8/31/2015                  9,107                            8,886
 9/30/2015                  9,180                            8,914
10/31/2015                  9,637                            9,430
11/30/2015                  9,345                            9,133
12/31/2015                  9,236                            9,080
 1/31/2016                  9,087                            8,833
 2/29/2016                  9,273                            9,122
 3/31/2016                 10,036                            9,861
 4/30/2016                 10,371                           10,203
 5/31/2016                 10,092                            9,903
 6/30/2016                 10,222                            9,990
 7/31/2016                 10,688                           10,469
 8/31/2016                 10,427                           10,233
 9/30/2016                 10,427                           10,217
10/31/2016                  9,738                            9,551
11/30/2016                  9,273                            9,099
12/31/2016                  9,520                            9,363
 1/31/2017                  9,642                            9,451
 2/28/2017                  9,824                            9,655
 3/31/2017                  9,925                            9,702
 4/30/2017                 10,108                            9,878
 5/31/2017                 10,270                           10,075
 6/30/2017                 10,128                            9,953
 7/31/2017                 10,472                           10,264
 8/31/2017                 10,472                           10,276                Past performance is not predictive of
 9/30/2017                 10,351                           10,171                future performance.
10/31/2017                 10,270                           10,095                The returns shown do not reflect the
                                                                                  deduction of taxes that a shareholder
                                                                                  would pay on fund distributions or the
           AVERAGE ANNUAL         ONE          FIVE          TEN                  redemption of fund shares.
           TOTAL RETURN           YEAR         YEARS        YEARS                 Copyright 2017 S&P Dow Jones Indices
           --------------------------------------------------------------         LLC, a division of S&P Global. All rights
                                  5.46%        4.65%        0.27%                 reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------

               DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO VS.
               S&P GLOBAL REIT INDEX (NET DIVIDENDS)
               JUNE 4, 2008-OCTOBER 31, 2017

                                     [CHART]


                         DFA Global Real                   S&P Global
                   Estate Securities Portfolio     REIT Index (net dividends)
                   ---------------------------     --------------------------
 6/04/2008                   $10,000                         $10,000
 6/30/2008                     9,000                           8,970
 7/31/2008                     9,020                           8,995
 8/31/2008                     9,000                           8,979
 9/30/2008                     8,710                           8,552
10/31/2008                     6,040                           5,939
11/30/2008                     5,040                           4,955
12/31/2008                     5,632                           5,465
 1/31/2009                     4,817                           4,698
 2/28/2009                     3,982                           3,887
 3/31/2009                     4,186                           4,070
 4/30/2009                     5,051                           4,921
 5/31/2009                     5,438                           5,235
 6/30/2009                     5,408                           5,208
 7/31/2009                     5,937                           5,716
 8/31/2009                     6,670                           6,460
 9/30/2009                     7,108                           6,889
10/31/2009                     6,874                           6,673
11/30/2009                     7,159                           6,897
12/31/2009                     7,471                           7,199
 1/31/2010                     7,133                           6,884
 2/28/2010                     7,362                           7,066
 3/31/2010                     7,875                           7,557
 4/30/2010                     8,202                           7,887
 5/31/2010                     7,591                           7,270
 6/30/2010                     7,373                           7,054
 7/31/2010                     8,158                           7,772
 8/31/2010                     8,115                           7,722
 9/30/2010                     8,649                           8,231
10/31/2010                     9,031                           8,595
11/30/2010                     8,682                           8,264
12/31/2010                     9,249                           8,789
 1/31/2011                     9,448                           8,947
 2/28/2011                     9,856                           9,334
 3/31/2011                     9,786                           9,258
 4/30/2011                    10,370                           9,804
 5/31/2011                    10,428                           9,853
 6/30/2011                    10,195                           9,617
 7/31/2011                    10,218                           9,647
 8/31/2011                     9,728                           9,153
 9/30/2011                     8,583                           8,093
10/31/2011                     9,588                           9,052
11/30/2011                     9,296                           8,693
12/31/2011                     9,417                           8,843
 1/31/2012                    10,020                           9,412
 2/29/2012                    10,092                           9,489
 3/31/2012                    10,454                           9,791
 4/30/2012                    10,719                          10,055
 5/31/2012                    10,176                           9,518
 6/30/2012                    10,791                          10,090
 7/31/2012                    11,105                          10,413
 8/31/2012                    11,153                          10,448
 9/30/2012                    11,117                          10,424
10/31/2012                    11,249                          10,520
11/30/2012                    11,249                          10,526
12/31/2012                    11,599                          10,822
 1/31/2013                    11,921                          11,170
 2/28/2013                    12,037                          11,290
 3/31/2013                    12,423                          11,651
 4/30/2013                    13,182                          12,361
 5/31/2013                    12,230                          11,472
 6/30/2013                    11,921                          11,139
 7/31/2013                    11,998                          11,213
 8/31/2013                    11,316                          10,573
 9/30/2013                    11,908                          11,121
10/31/2013                    12,346                          11,548
11/30/2013                    11,805                          11,041
12/31/2013                    11,804                          11,010
 1/31/2014                    12,005                          11,195
 2/28/2014                    12,659                          11,773
 3/31/2014                    12,699                          11,783
 4/30/2014                    13,180                          12,205
 5/31/2014                    13,527                          12,519
 6/30/2014                    13,714                          12,718
 7/31/2014                    13,714                          12,724
 8/31/2014                    14,048                          13,028
 9/30/2014                    13,166                          12,200
10/31/2014                    14,195                          13,084
11/30/2014                    14,395                          13,289
12/31/2014                    14,489                          13,381
 1/31/2015                    15,321                          14,107
 2/28/2015                    15,057                          13,878
 3/31/2015                    15,071                          13,866
 4/30/2015                    14,628                          13,456
 5/31/2015                    14,447                          13,286
 6/30/2015                    13,934                          12,771
 7/31/2015                    14,461                          13,264
 8/31/2015                    13,615                          12,462
 9/30/2015                    13,934                          12,702
10/31/2015                    14,683                          13,423
11/30/2015                    14,475                          13,210
12/31/2015                    14,589                          13,323
 1/31/2016                    14,191                          12,894
 2/29/2016                    14,262                          13,015
 3/31/2016                    15,626                          14,247
 4/30/2016                    15,555                          14,194
 5/31/2016                    15,626                          14,226
 6/30/2016                    16,421                          14,885
 7/31/2016                    17,131                          15,561
 8/31/2016                    16,606                          15,049
 9/30/2016                    16,407                          14,851
10/31/2016                    15,398                          13,944
11/30/2016                    14,958                          13,559
12/31/2016                    15,546                          14,092
 1/31/2017                    15,591                          14,103
 2/28/2017                    16,040                          14,544
 3/31/2017                    15,845                          14,295
 4/30/2017                    15,950                          14,384
 5/31/2017                    15,995                          14,401
 6/30/2017                    16,129                          14,535
 7/31/2017                    16,458                          14,797
 8/31/2017                    16,503                          14,760             Past performance is not predictive of
 9/30/2017                    16,369                          14,700             future performance.
10/31/2017                    16,294                          14,545             The returns shown do not reflect the
                                                                                 deduction of taxes that a shareholder
                                                                                 would pay on fund distributions or the
           AVERAGE ANNUAL        ONE         FIVE          SINCE                 redemption of fund shares.
           TOTAL RETURN          YEAR        YEARS       INCEPTION               Copyright 2017 S&P Dow Jones Indices
           --------------------------------------------------------------        LLC, a division of S&P Global. All rights
                                 5.82%       7.69%         5.33%                 reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO VS.
MSCI WORLD EX USA SMALL CAP INDEX (NET DIVIDENDS)
OCTOBER 31, 2007-OCTOBER 31, 2017

                                     [CHART]

             DFA International Small Cap Value         MSCI World ex USA
                          Portfolio             Small Cap Index (net dividends)
             ---------------------------------  -------------------------------
10/31/2007                 $10,000                          $10,000
11/30/2007                   9,188                            9,178
12/31/2007                   8,900                            8,909
 1/31/2008                   8,313                            8,045
 2/29/2008                   8,496                            8,427
 3/31/2008                   8,574                            8,334
 4/30/2008                   8,720                            8,537
 5/31/2008                   8,912                            8,710
 6/30/2008                   8,133                            8,037
 7/31/2008                   7,772                            7,632
 8/31/2008                   7,522                            7,350
 9/30/2008                   6,439                            6,057
10/31/2008                   5,038                            4,562
11/30/2008                   4,758                            4,341
12/31/2008                   5,191                            4,630
 1/31/2009                   4,753                            4,361
 2/28/2009                   4,231                            3,963
 3/31/2009                   4,507                            4,217
 4/30/2009                   5,238                            4,867
 5/31/2009                   5,959                            5,588
 6/30/2009                   5,939                            5,655
 7/31/2009                   6,492                            6,109
 8/31/2009                   7,055                            6,580
 9/30/2009                   7,387                            6,950
10/31/2009                   7,124                            6,843
11/30/2009                   7,158                            6,896
12/31/2009                   7,242                            6,983
 1/31/2010                   7,103                            6,891
 2/28/2010                   7,035                            6,852
 3/31/2010                   7,607                            7,361
 4/30/2010                   7,702                            7,507
 5/31/2010                   6,666                            6,605
 6/30/2010                   6,532                            6,543
 7/31/2010                   7,167                            7,104
 8/31/2010                   6,833                            6,919
 9/30/2010                   7,600                            7,704
10/31/2010                   7,837                            8,022
11/30/2010                   7,614                            7,812
12/31/2010                   8,553                            8,695
 1/31/2011                   8,732                            8,740
 2/28/2011                   8,985                            8,989
 3/31/2011                   9,030                            8,981
 4/30/2011                   9,418                            9,426
 5/31/2011                   9,095                            9,165
 6/30/2011                   8,896                            8,967
 7/31/2011                   8,725                            8,918
 8/31/2011                   7,895                            8,213
 9/30/2011                   6,964                            7,270
10/31/2011                   7,494                            7,860
11/30/2011                   7,252                            7,466
12/31/2011                   7,059                            7,320
 1/31/2012                   7,766                            7,925
 2/29/2012                   8,228                            8,374
 3/31/2012                   8,239                            8,318
 4/30/2012                   8,010                            8,275
 5/31/2012                   6,991                            7,303
 6/30/2012                   7,336                            7,555
 7/31/2012                   7,315                            7,613
 8/31/2012                   7,584                            7,832
 9/30/2012                   7,938                            8,203
10/31/2012                   8,012                            8,243
11/30/2012                   8,123                            8,285
12/31/2012                   8,630                            8,600
 1/31/2013                   9,073                            9,014
 2/28/2013                   9,127                            9,046
 3/31/2013                   9,313                            9,222
 4/30/2013                   9,577                            9,490
 5/31/2013                   9,388                            9,267
 6/30/2013                   9,103                            8,901
 7/31/2013                   9,781                            9,457
 8/31/2013                   9,661                            9,440
 9/30/2013                  10,597                           10,233
10/31/2013                  11,040                           10,535
11/30/2013                  11,057                           10,549
12/31/2013                  11,425                           10,797
 1/31/2014                  11,268                           10,610
 2/28/2014                  12,042                           11,212
 3/31/2014                  12,121                           11,170
 4/30/2014                  12,071                           11,135
 5/31/2014                  12,166                           11,275
 6/30/2014                  12,357                           11,531
 7/31/2014                  11,923                           11,232
 8/31/2014                  12,002                           11,260
 9/30/2014                  11,303                           10,577
10/31/2014                  11,055                           10,310
11/30/2014                  10,975                           10,299
12/31/2014                  10,855                           10,220
 1/31/2015                  10,785                           10,129
 2/28/2015                  11,590                           10,778
 3/31/2015                  11,363                           10,632
 4/30/2015                  11,935                           11,173
 5/31/2015                  12,122                           11,240
 6/30/2015                  11,953                           11,074
 7/31/2015                  11,806                           11,058
 8/31/2015                  11,302                           10,565
 9/30/2015                  10,851                           10,185
10/31/2015                  11,421                           10,790
11/30/2015                  11,333                           10,766
12/31/2015                  11,288                           10,778
 1/31/2016                  10,454                            9,958
 2/29/2016                  10,364                           10,011
 3/31/2016                  11,197                           10,843
 4/30/2016                  11,579                           11,185
 5/31/2016                  11,488                           11,199
 6/30/2016                  10,843                           10,704
 7/31/2016                  11,624                           11,340
 8/31/2016                  11,667                           11,245
 9/30/2016                  11,986                           11,560
10/31/2016                  11,888                           11,217
11/30/2016                  11,820                           10,940
12/31/2016                  12,192                           11,243
 1/31/2017                  12,717                           11,648
 2/28/2017                  12,884                           11,872
 3/31/2017                  13,134                           12,099
 4/30/2017                  13,467                           12,527
 5/31/2017                  13,717                           12,938
 6/30/2017                  13,966                           12,980
 7/31/2017                  14,493                           13,437
 8/31/2017                  14,564                           13,550
 9/30/2017                  15,027                           13,922                Past performance is not predictive of
10/31/2017                  15,156                           14,118                future performance.
                                                                                   The returns shown do not reflect the
                                                                                   deduction of taxes that a shareholder
           AVERAGE ANNUAL          ONE          FIVE           TEN                 would pay on fund distributions or the
           TOTAL RETURN            YEAR         YEARS         YEARS                redemption of fund shares.
           ----------------------------------------------------------------        MSCI data copyright MSCI 2017, all
                                  27.49%        13.60%        4.25%                rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
INTERNATIONAL VECTOR EQUITY PORTFOLIO VS.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
AUGUST 14, 2008-OCTOBER 31, 2017

                                     [CHART]


                     International Vector          MSCI World ex USA
                       Equity Portfolio          Index (net dividends)
                    ----------------------       ---------------------
 8/14/2008                  $10,000                     $10,000
 8/31/2008                   10,050                      10,052
 9/30/2008                    8,750                       8,601
10/31/2008                    6,740                       6,812
11/30/2008                    6,340                       6,442
12/31/2008                    6,798                       6,782
 1/31/2009                    6,065                       6,149
 2/28/2009                    5,392                       5,527
 3/31/2009                    5,903                       5,891
 4/30/2009                    6,919                       6,650
 5/31/2009                    7,985                       7,491
 6/30/2009                    7,932                       7,414
 7/31/2009                    8,715                       8,110
 8/31/2009                    9,274                       8,499
 9/30/2009                    9,740                       8,849
10/31/2009                    9,404                       8,707
11/30/2009                    9,608                       8,923
12/31/2009                    9,715                       9,065
 1/31/2010                    9,377                       8,640
 2/28/2010                    9,357                       8,631
 3/31/2010                   10,099                       9,187
 4/30/2010                   10,120                       9,050
 5/31/2010                    8,870                       8,051
 6/30/2010                    8,736                       7,935
 7/31/2010                    9,659                       8,668
 8/31/2010                    9,254                       8,409
 9/30/2010                   10,289                       9,216
10/31/2010                   10,684                       9,544
11/30/2010                   10,300                       9,140
12/31/2010                   11,397                       9,876
 1/31/2011                   11,660                      10,089
 2/28/2011                   12,050                      10,463
 3/31/2011                   11,881                      10,253
 4/30/2011                   12,482                      10,812
 5/31/2011                   12,071                      10,491
 6/30/2011                   11,823                      10,342
 7/31/2011                   11,545                      10,171
 8/31/2011                   10,519                       9,311
 9/30/2011                    9,260                       8,376
10/31/2011                   10,045                       9,191
11/30/2011                    9,733                       8,766
12/31/2011                    9,464                       8,670
 1/31/2012                   10,238                       9,138
 2/29/2012                   10,780                       9,641
 3/31/2012                   10,780                       9,570
 4/30/2012                   10,514                       9,407
 5/31/2012                    9,219                       8,335
 6/30/2012                    9,745                       8,881
 7/31/2012                    9,700                       8,991
 8/31/2012                   10,038                       9,248
 9/30/2012                   10,435                       9,529
10/31/2012                   10,537                       9,595
11/30/2012                   10,706                       9,797
12/31/2012                   11,253                      10,093
 1/31/2013                   11,755                      10,590
 2/28/2013                   11,652                      10,484
 3/31/2013                   11,784                      10,567
 4/30/2013                   12,218                      11,049
 5/31/2013                   11,944                      10,801
 6/30/2013                   11,564                      10,397
 7/31/2013                   12,305                      10,950
 8/31/2013                   12,213                      10,809
 9/30/2013                   13,183                      11,573
10/31/2013                   13,648                      11,961
11/30/2013                   13,682                      12,034
12/31/2013                   13,989                      12,215
 1/31/2014                   13,612                      11,722
 2/28/2014                   14,448                      12,362
 3/31/2014                   14,414                      12,306
 4/30/2014                   14,555                      12,501
 5/31/2014                   14,685                      12,694
 6/30/2014                   14,923                      12,874
 7/31/2014                   14,493                      12,645
 8/31/2014                   14,553                      12,655
 9/30/2014                   13,757                      12,135
10/31/2014                   13,505                      11,942
11/30/2014                   13,445                      12,089
12/31/2014                   13,112                      11,687
 1/31/2015                   13,015                      11,646
 2/28/2015                   13,893                      12,342
 3/31/2015                   13,649                      12,135
 4/30/2015                   14,356                      12,661
 5/31/2015                   14,393                      12,551
 6/30/2015                   14,064                      12,194
 7/31/2015                   13,990                      12,387
 8/31/2015                   13,186                      11,485
 9/30/2015                   12,594                      10,905
10/31/2015                   13,351                      11,726
11/30/2015                   13,289                      11,539
12/31/2015                   13,112                      11,332
 1/31/2016                   12,248                      10,552
 2/29/2016                   12,047                      10,405
 3/31/2016                   13,002                      11,111
 4/30/2016                   13,429                      11,468
 5/31/2016                   13,379                      11,339
 6/30/2016                   12,867                      10,994
 7/31/2016                   13,568                      11,535
 8/31/2016                   13,670                      11,546
 9/30/2016                   13,972                      11,686
10/31/2016                   13,780                      11,459
11/30/2016                   13,627                      11,275
12/31/2016                   14,009                      11,644
 1/31/2017                   14,603                      11,990
 2/28/2017                   14,732                      12,129
 3/31/2017                   15,083                      12,436
 4/30/2017                   15,483                      12,701
 5/31/2017                   15,870                      13,124
 6/30/2017                   16,041                      13,137
 7/31/2017                   16,655                      13,528
 8/31/2017                   16,734                      13,524
 9/30/2017                   17,228                      13,875           Past performance is not predictive of
10/31/2017                   17,477                      14,065           future performance.
                                                                          The returns shown do not reflect the
                                                                          deduction of taxes that a shareholder
         AVERAGE ANNUAL        ONE        FIVE          SINCE             would pay on fund distributions or the
         TOTAL RETURN          YEAR       YEARS       INCEPTION           redemption of fund shares.
         -----------------------------------------------------------      MSCI data copyright MSCI 2017, all
                              26.83%      10.65%        6.25%             rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO VS.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
MAY 16, 2017-OCTOBER 31, 2017

                                          [CHART]

                International High Relative      MSCI World ex USA Index
                  Profitability Portfolio            (net dividends)
                ----------------------------    -------------------------
   5/16/2017               $10,000                       $10,000
   5/31/2017                10,050                        10,017
   6/30/2017                10,038                        10,026
   7/31/2017                10,219                        10,324
   8/31/2017                10,329                        10,322             Past performance is not predictive of
   9/30/2017                10,577                        10,590             future performance.
  10/31/2017                10,738                        10,734             The returns shown do not reflect the
                                                                             deduction of taxes that a shareholder
             AVERAGE ANNUAL                            SINCE                 would pay on fund distributions or the
             TOTAL RETURN                            INCEPTION               redemption of fund shares.
             --------------------------------------------------------        MSCI data copyright MSCI 2017, all
                                                       7.38%                 rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
WORLD EX U.S. VALUE PORTFOLIO VS.
MSCI ALL COUNTRY WORLD EX USA INDEX (NET DIVIDENDS)
AUGUST 23, 2010-OCTOBER 31, 2017

                                     [CHART]


                      World Ex U.S.        MSCI All Country World
                    Value Portfolio      ex USA Index (net dividends)
                   -----------------     ----------------------------
 8/23/2010              $10,000                   $10,000
 8/31/2010                9,890                     9,920
 9/30/2010               10,980                    10,906
10/31/2010               11,350                    11,278
11/30/2010               10,850                    10,843
12/31/2010               11,859                    11,692
 1/31/2011               12,122                    11,807
 2/28/2011               12,385                    12,118
 3/31/2011               12,311                    12,090
 4/30/2011               12,899                    12,681
 5/31/2011               12,433                    12,315
 6/30/2011               12,238                    12,136
 7/31/2011               11,920                    11,971
 8/31/2011               10,670                    10,945
 9/30/2011                9,314                     9,727
10/31/2011               10,261                    10,752
11/30/2011                9,880                    10,203
12/31/2011                9,590                    10,089
 1/31/2012               10,422                    10,774
 2/29/2012               10,984                    11,379
 3/31/2012               10,811                    11,222
 4/30/2012               10,436                    11,045
 5/31/2012                9,177                     9,791
 6/30/2012                9,755                    10,369
 7/31/2012                9,703                    10,515
 8/31/2012               10,041                    10,735
 9/30/2012               10,475                    11,136
10/31/2012               10,538                    11,179
11/30/2012               10,687                    11,392
12/31/2012               11,281                    11,787
 1/31/2013               11,720                    12,266
 2/28/2013               11,442                    12,137
 3/31/2013               11,460                    12,161
 4/30/2013               11,899                    12,608
 5/31/2013               11,696                    12,316
 6/30/2013               11,154                    11,782
 7/31/2013               11,796                    12,298
 8/31/2013               11,666                    12,128
 9/30/2013               12,556                    12,971
10/31/2013               13,026                    13,447
11/30/2013               12,993                    13,470
12/31/2013               13,201                    13,589
 1/31/2014               12,652                    12,972
 2/28/2014               13,289                    13,623
 3/31/2014               13,361                    13,658
 4/30/2014               13,527                    13,839
 5/31/2014               13,760                    14,108
 6/30/2014               13,969                    14,345
 7/31/2014               13,778                    14,203
 8/31/2014               13,857                    14,281
 9/30/2014               13,101                    13,590
10/31/2014               12,921                    13,455
11/30/2014               12,864                    13,552
12/31/2014               12,384                    13,064
 1/31/2015               12,293                    13,044
 2/28/2015               13,080                    13,742
 3/31/2015               12,783                    13,520
 4/30/2015               13,604                    14,203
 5/31/2015               13,490                    13,981
 6/30/2015               13,108                    13,591
 7/31/2015               12,774                    13,553
 8/31/2015               11,805                    12,517
 9/30/2015               11,128                    11,937
10/31/2015               11,916                    12,825
11/30/2015               11,696                    12,561
12/31/2015               11,357                    12,324
 1/31/2016               10,526                    11,486
 2/29/2016               10,304                    11,354
 3/31/2016               11,258                    12,278
 4/30/2016               11,728                    12,601
 5/31/2016               11,399                    12,388
 6/30/2016               11,179                    12,199
 7/31/2016               11,763                    12,802
 8/31/2016               12,026                    12,883
 9/30/2016               12,182                    13,042
10/31/2016               12,338                    12,854
11/30/2016               12,266                    12,557
12/31/2016               12,572                    12,878
 1/31/2017               13,175                    13,334
 2/28/2017               13,283                    13,547
 3/31/2017               13,588                    13,890
 4/30/2017               13,781                    14,188
 5/31/2017               14,023                    14,648
 6/30/2017               14,148                    14,694
 7/31/2017               14,821                    15,235
 8/31/2017               14,919                    15,315
 9/30/2017               15,212                    15,599                Past performance is not predictive of
10/31/2017               15,542                    15,893                future performance.
                                                                         The returns shown do not reflect the
                                                                         deduction of taxes that a shareholder
         AVERAGE ANNUAL        ONE        FIVE         SINCE             would pay on fund distributions or the
         TOTAL RETURN          YEAR       YEARS      INCEPTION           redemption of fund shares.
         ----------------------------------------------------------      MSCI data copyright MSCI 2017, all
                              25.97%      8.08%        6.33%             rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WORLD EX U.S. TARGETED VALUE PORTFOLIO VS.
MSCI ALL COUNTRY WORLD EX USA SMALL CAP INDEX (NET DIVIDENDS)
NOVEMBER 1, 2012-OCTOBER 31, 2017

                                      [CHART]


                 World Ex U.S. Targeted        MSCI All Country World ex USA
                    Value Portfolio           Small Cap Index (net dividends)
                ------------------------      -------------------------------
 11/01/2012              $10,000                        $10,000
 11/30/2012               10,120                         10,013
 12/31/2012               10,735                         10,417
  1/31/2013               11,157                         10,868
  2/28/2013               11,147                         10,925
  3/31/2013               11,278                         11,098
  4/30/2013               11,549                         11,398
  5/31/2013               11,298                         11,175
  6/30/2013               10,766                         10,607
  7/31/2013               11,376                         11,134
  8/31/2013               11,193                         11,038
  9/30/2013               12,191                         11,920
 10/31/2013               12,690                         12,289
 11/30/2013               12,629                         12,257
 12/31/2013               12,872                         12,472
  1/31/2014               12,497                         12,231
  2/28/2014               13,185                         12,888
  3/31/2014               13,404                         12,904
  4/30/2014               13,404                         12,883
  5/31/2014               13,633                         13,090
  6/30/2014               13,888                         13,374
  7/31/2014               13,616                         13,121
  8/31/2014               13,773                         13,215
  9/30/2014               12,908                         12,464
 10/31/2014               12,698                         12,170
 11/30/2014               12,571                         12,119
 12/31/2014               12,294                         11,969
  1/31/2015               12,219                         11,925
  2/28/2015               12,977                         12,575
  3/31/2015               12,710                         12,439
  4/30/2015               13,511                         13,182
  5/31/2015               13,489                         13,256
  6/30/2015               13,224                         12,964
  7/31/2015               12,816                         12,717
  8/31/2015               12,088                         12,007
  9/30/2015               11,599                         11,665
 10/31/2015               12,332                         12,356
 11/30/2015               12,170                         12,268
 12/31/2015               12,035                         12,280
  1/31/2016               11,171                         11,339
  2/29/2016               11,149                         11,377
  3/31/2016               12,256                         12,364
  4/30/2016               12,733                         12,710
  5/31/2016               12,408                         12,626
  6/30/2016               12,109                         12,256
  7/31/2016               12,909                         12,938
  8/31/2016               13,019                         12,907
  9/30/2016               13,305                         13,225
 10/31/2016               13,218                         12,877
 11/30/2016               13,042                         12,495
 12/31/2016               13,277                         12,760
  1/31/2017               14,026                         13,249
  2/28/2017               14,357                         13,598
  3/31/2017               14,724                         13,880
  4/30/2017               15,055                         14,296
  5/31/2017               15,331                         14,684
  6/30/2017               15,481                         14,746
  7/31/2017               16,127                         15,267
  8/31/2017               16,295                         15,432
  9/30/2017               16,609                         15,764                  Past performance is not predictive of
 10/31/2017               16,867                         16,058                  future performance.
                                                                                 The returns shown do not reflect the
                                                                                 deduction of taxes that a shareholder
              AVERAGE ANNUAL           ONE             SINCE                     would pay on fund distributions or the
              TOTAL RETURN             YEAR          INCEPTION                   redemption of fund shares.
              ---------------------------------------------------------          MSCI data copyright MSCI 2017, all
                                      27.61%          11.03%                     rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
WORLD EX U.S. CORE EQUITY PORTFOLIO VS.
MSCI ALL COUNTRY WORLD EX USA INDEX (NET DIVIDENDS)
APRIL 9, 2013-OCTOBER 31, 2017

                                  [CHART]

                         World Ex U.S. Core        MSCI All Country World
                          Equity Portfolio      ex USA Index (net dividends)
                         ------------------     ----------------------------
   4/09/2013                    $10,000                  $10,000
   4/30/2013                     10,160                   10,415
   5/31/2013                      9,890                   10,174
   6/30/2013                      9,485                    9,733
   7/31/2013                      9,971                   10,159
   8/31/2013                      9,830                   10,019
   9/30/2013                     10,575                   10,715
  10/31/2013                     10,962                   11,108
  11/30/2013                     10,952                   11,127
  12/31/2013                     11,104                   11,225
   1/31/2014                     10,653                   10,715
   2/28/2014                     11,227                   11,254
   3/31/2014                     11,309                   11,282
   4/30/2014                     11,422                   11,431
   5/31/2014                     11,597                   11,654
   6/30/2014                     11,810                   11,850
   7/31/2014                     11,592                   11,732
   8/31/2014                     11,706                   11,797
   9/30/2014                     11,072                   11,226
  10/31/2014                     10,957                   11,115
  11/30/2014                     10,916                   11,195
  12/31/2014                     10,565                   10,791
   1/31/2015                     10,565                   10,775
   2/28/2015                     11,162                   11,351
   3/31/2015                     10,968                   11,168
   4/30/2015                     11,608                   11,732
   5/31/2015                     11,534                   11,549
   6/30/2015                     11,209                   11,227
   7/31/2015                     10,976                   11,196
   8/31/2015                     10,234                   10,340
   9/30/2015                      9,847                    9,860
  10/31/2015                     10,465                   10,595
  11/30/2015                     10,348                   10,376
  12/31/2015                     10,164                   10,180
   1/31/2016                      9,533                    9,488
   2/29/2016                      9,372                    9,379
   3/31/2016                     10,212                   10,142
   4/30/2016                     10,459                   10,409
   5/31/2016                     10,319                   10,233
   6/30/2016                     10,173                   10,077
   7/31/2016                     10,705                   10,575
   8/31/2016                     10,792                   10,642
   9/30/2016                     10,993                   10,773
  10/31/2016                     10,840                   10,618
  11/30/2016                     10,610                   10,373
  12/31/2016                     10,812                   10,638
   1/31/2017                     11,295                   11,015
   2/28/2017                     11,493                   11,190
   3/31/2017                     11,793                   11,474
   4/30/2017                     12,068                   11,720
   5/31/2017                     12,376                   12,100
   6/30/2017                     12,475                   12,138
   7/31/2017                     12,965                   12,585
   8/31/2017                     13,087                   12,651
   9/30/2017                     13,340                   12,886                Past performance is not predictive of
  10/31/2017                     13,586                   13,128                future performance.
                                                                                The returns shown do not reflect the
                                                                                deduction of taxes that a shareholder
             AVERAGE ANNUAL           ONE             SINCE                     would pay on fund distributions or the
             TOTAL RETURN             YEAR          INCEPTION                   redemption of fund shares.
             ---------------------------------------------------------          MSCI data copyright MSCI 2017, all
                                     25.33%           6.95%                     rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WORLD CORE EQUITY PORTFOLIO VS.
MSCI ALL COUNTRY WORLD INDEX (NET DIVIDENDS)
MARCH 7, 2012-OCTOBER 31, 2017

                                     [CHART]

                                                 MSCI All Country World
               World Core Equity Portfolio        Index (net dividends)
              ----------------------------      -------------------------
  3/07/2012              $10,000                       $10,000
  3/31/2012               10,170                        10,307
  4/30/2012               10,050                        10,189
  5/31/2012                9,400                         9,276
  6/30/2012                9,822                         9,734
  7/31/2012                9,913                         9,867
  8/31/2012               10,175                        10,082
  9/30/2012               10,465                        10,399
 10/31/2012               10,354                        10,330
 11/30/2012               10,425                        10,462
 12/31/2012               10,644                        10,699
  1/31/2013               11,175                        11,192
  2/28/2013               11,266                        11,190
  3/31/2013               11,598                        11,395
  4/30/2013               11,843                        11,720
  5/31/2013               11,986                        11,688
  6/30/2013               11,754                        11,346
  7/31/2013               12,382                        11,890
  8/31/2013               12,053                        11,642
  9/30/2013               12,609                        12,243
 10/31/2013               13,125                        12,735
 11/30/2013               13,477                        12,916
 12/31/2013               13,786                        13,138
  1/31/2014               13,260                        12,613
  2/28/2014               13,902                        13,222
  3/31/2014               14,000                        13,281
  4/30/2014               14,074                        13,407
  5/31/2014               14,359                        13,693
  6/30/2014               14,684                        13,950
  7/31/2014               14,355                        13,781
  8/31/2014               14,726                        14,086
  9/30/2014               14,116                        13,629
 10/31/2014               14,222                        13,725
 11/30/2014               14,340                        13,954
 12/31/2014               14,128                        13,685
  1/31/2015               13,902                        13,471
  2/28/2015               14,731                        14,221
  3/31/2015               14,555                        14,001
  4/30/2015               14,944                        14,407
  5/31/2015               14,987                        14,388
  6/30/2015               14,696                        14,049
  7/31/2015               14,642                        14,171
  8/31/2015               13,729                        13,200
  9/30/2015               13,239                        12,722
 10/31/2015               14,135                        13,720
 11/30/2015               14,113                        13,607
 12/31/2015               13,780                        13,362
  1/31/2016               12,967                        12,556
  2/29/2016               12,901                        12,469
  3/31/2016               13,930                        13,393
  4/30/2016               14,140                        13,591
  5/31/2016               14,173                        13,608
  6/30/2016               14,055                        13,526
  7/31/2016               14,700                        14,109
  8/31/2016               14,789                        14,156
  9/30/2016               14,929                        14,243
 10/31/2016               14,662                        14,001
 11/30/2016               14,963                        14,108
 12/31/2016               15,257                        14,412
  1/31/2017               15,719                        14,806
  2/28/2017               16,114                        15,222
  3/31/2017               16,308                        15,408
  4/30/2017               16,579                        15,648
  5/31/2017               16,828                        15,994
  6/30/2017               17,001                        16,066
  7/31/2017               17,467                        16,515
  8/31/2017               17,524                        16,579
  9/30/2017               17,890                        16,899               Past performance is not predictive of
 10/31/2017               18,347                        17,250               future performance.
                                                                             The returns shown do not reflect the
                                                                             deduction of taxes that a shareholder
          AVERAGE ANNUAL        ONE        FIVE          SINCE               would pay on fund distributions or the
          TOTAL RETURN          YEAR       YEARS       INCEPTION             redemption of fund shares.
          ------------------------------------------------------------       MSCI data copyright MSCI 2017, all
                               25.14%      12.12%       11.33%               rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO VS.
MSCI ALL COUNTRY WORLD INDEX (NET DIVIDENDS)
NOVEMBER 14, 2011-OCTOBER 31, 2017

                                     [CHART]

                  Selectively Hedged Global           MSCI All Country World
                       Equity Portfolio                Index (net dividends)
                  -------------------------           -----------------------
11/14/2011               $10,000                           $10,000
11/30/2011                 9,920                             9,873
12/31/2011                 9,828                             9,853
 1/31/2012                10,533                            10,426
 2/29/2012                11,077                            10,951
 3/31/2012                11,141                            11,024
 4/30/2012                10,939                            10,898
 5/31/2012                 9,962                             9,921
 6/30/2012                10,442                            10,410
 7/31/2012                10,463                            10,553
 8/31/2012                10,748                            10,782
 9/30/2012                11,122                            11,122
10/31/2012                11,112                            11,048
11/30/2012                11,265                            11,189
12/31/2012                11,718                            11,443
 1/31/2013                12,225                            11,970
 2/28/2013                12,287                            11,968
 3/31/2013                12,576                            12,187
 4/30/2013                12,814                            12,535
 5/31/2013                12,897                            12,501
 6/30/2013                12,514                            12,135
 7/31/2013                13,114                            12,716
 8/31/2013                12,845                            12,451
 9/30/2013                13,569                            13,094
10/31/2013                14,096                            13,621
11/30/2013                14,324                            13,813
12/31/2013                14,611                            14,052
 1/31/2014                14,001                            13,490
 2/28/2014                14,675                            14,141
 3/31/2014                14,847                            14,204
 4/30/2014                14,879                            14,339
 5/31/2014                15,136                            14,644
 6/30/2014                15,500                            14,920
 7/31/2014                15,200                            14,739
 8/31/2014                15,628                            15,065
 9/30/2014                15,061                            14,576
10/31/2014                15,200                            14,679
11/30/2014                15,360                            14,924
12/31/2014                15,182                            14,636
 1/31/2015                14,958                            14,408
 2/28/2015                15,878                            15,210
 3/31/2015                15,766                            14,974
 4/30/2015                16,136                            15,409
 5/31/2015                16,226                            15,388
 6/30/2015                15,867                            15,026
 7/31/2015                15,754                            15,157
 8/31/2015                14,700                            14,118
 9/30/2015                14,172                            13,606
10/31/2015                15,148                            14,674
11/30/2015                15,204                            14,553
12/31/2015                14,728                            14,290
 1/31/2016                13,907                            13,429
 2/29/2016                13,768                            13,336
 3/31/2016                14,797                            14,324
 4/30/2016                14,948                            14,536
 5/31/2016                15,063                            14,554
 6/30/2016                14,971                            14,466
 7/31/2016                15,641                            15,090
 8/31/2016                15,792                            15,140
 9/30/2016                15,930                            15,233
10/31/2016                15,803                            14,975
11/30/2016                16,254                            15,088
12/31/2016                16,619                            15,414
 1/31/2017                17,012                            15,836
 2/28/2017                17,477                            16,280
 3/31/2017                17,679                            16,479
 4/30/2017                17,906                            16,736
 5/31/2017                18,072                            17,106
 6/30/2017                18,239                            17,183
 7/31/2017                18,656                            17,664
 8/31/2017                18,716                            17,731               Past performance is not predictive of
 9/30/2017                19,121                            18,074               future performance.
10/31/2017                19,681                            18,449               The returns shown do not reflect the
                                                                                 deduction of taxes that a shareholder
          AVERAGE ANNUAL         ONE         FIVE           SINCE                would pay on fund distributions or the
          TOTAL RETURN           YEAR        YEARS        INCEPTION              redemption of fund shares.
          ----------------------------------------------------------------       MSCI data copyright MSCI 2017, all
                                24.54%       12.11%        12.03%                rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EMERGING MARKETS PORTFOLIO VS.
MSCI EMERGING MARKETS INDEX (NET DIVIDENDS)
OCTOBER 31, 2007-OCTOBER 31, 2017

                                    [CHART]

                                               MSCI Emerging Markets
                Emerging Markets Portfolio     Index (net dividends)
                --------------------------     ---------------------

10/31/2007                $10,000                    $10,000
11/30/2007                  9,347                      9,291
12/31/2007                  9,309                      9,324
 1/31/2008                  8,496                      8,160
 2/29/2008                  8,765                      8,762
 3/31/2008                  8,491                      8,299
 4/30/2008                  9,095                      8,972
 5/31/2008                  9,148                      9,139
 6/30/2008                  8,206                      8,227
 7/31/2008                  8,097                      7,917
 8/31/2008                  7,615                      7,284
 9/30/2008                  6,552                      6,010
10/31/2008                  4,826                      4,365
11/30/2008                  4,387                      4,036
12/31/2008                  4,729                      4,351
 1/31/2009                  4,367                      4,070
 2/28/2009                  4,081                      3,841
 3/31/2009                  4,671                      4,392
 4/30/2009                  5,361                      5,123
 5/31/2009                  6,274                      5,999
 6/30/2009                  6,219                      5,918
 7/31/2009                  6,928                      6,583
 8/31/2009                  6,952                      6,560
 9/30/2009                  7,561                      7,155
10/31/2009                  7,402                      7,164
11/30/2009                  7,843                      7,472
12/31/2009                  8,123                      7,767
 1/31/2010                  7,678                      7,334
 2/28/2010                  7,771                      7,360
 3/31/2010                  8,419                      7,954
 4/30/2010                  8,467                      8,050
 5/31/2010                  7,677                      7,342
 6/30/2010                  7,689                      7,288
 7/31/2010                  8,364                      7,895
 8/31/2010                  8,168                      7,742
 9/30/2010                  9,094                      8,602
10/31/2010                  9,367                      8,852
11/30/2010                  9,154                      8,618
12/31/2010                  9,895                      9,233
 1/31/2011                  9,637                      8,983
 2/28/2011                  9,566                      8,899
 3/31/2011                 10,095                      9,422
 4/30/2011                 10,447                      9,714
 5/31/2011                 10,157                      9,460
 6/30/2011                 10,033                      9,314
 7/31/2011                  9,952                      9,273
 8/31/2011                  9,144                      8,444
 9/30/2011                  7,760                      7,213
10/31/2011                  8,728                      8,168
11/30/2011                  8,420                      7,624
12/31/2011                  8,172                      7,532
 1/31/2012                  9,049                      8,386
 2/29/2012                  9,537                      8,889
 3/31/2012                  9,286                      8,592
 4/30/2012                  9,118                      8,489
 5/31/2012                  8,134                      7,537
 6/30/2012                  8,532                      7,828
 7/31/2012                  8,601                      7,981
 8/31/2012                  8,653                      7,954
 9/30/2012                  9,136                      8,434
10/31/2012                  9,084                      8,383
11/30/2012                  9,203                      8,490
12/31/2012                  9,738                      8,905
 1/31/2013                  9,787                      9,027
 2/28/2013                  9,670                      8,914
 3/31/2013                  9,530                      8,760
 4/30/2013                  9,633                      8,827
 5/31/2013                  9,318                      8,600
 6/30/2013                  8,732                      8,053
 7/31/2013                  8,856                      8,137
 8/31/2013                  8,646                      7,997
 9/30/2013                  9,262                      8,517
10/31/2013                  9,682                      8,931
11/30/2013                  9,535                      8,800
12/31/2013                  9,434                      8,673
 1/31/2014                  8,776                      8,110
 2/28/2014                  9,092                      8,378
 3/31/2014                  9,408                      8,636
 4/30/2014                  9,463                      8,664
 5/31/2014                  9,783                      8,967
 6/30/2014                 10,052                      9,205
 7/31/2014                 10,169                      9,383
 8/31/2014                 10,482                      9,595
 9/30/2014                  9,708                      8,883
10/31/2014                  9,811                      8,988
11/30/2014                  9,712                      8,893
12/31/2014                  9,272                      8,483
 1/31/2015                  9,332                      8,534
 2/28/2015                  9,613                      8,798
 3/31/2015                  9,409                      8,673
 4/30/2015                 10,035                      9,340
 5/31/2015                  9,632                      8,966
 6/30/2015                  9,397                      8,733
 7/31/2015                  8,791                      8,128
 8/31/2015                  8,063                      7,393
 9/30/2015                  7,844                      7,170
10/31/2015                  8,316                      7,682
11/30/2015                  8,028                      7,382
12/31/2015                  7,806                      7,218
 1/31/2016                  7,474                      6,750
 2/29/2016                  7,429                      6,738
 3/31/2016                  8,409                      7,630
 4/30/2016                  8,458                      7,672
 5/31/2016                  8,125                      7,385
 6/30/2016                  8,554                      7,681
 7/31/2016                  8,993                      8,067
 8/31/2016                  9,099                      8,268
 9/30/2016                  9,213                      8,374
10/31/2016                  9,232                      8,394
11/30/2016                  8,750                      8,008
12/31/2016                  8,750                      8,025
 1/31/2017                  9,274                      8,464
 2/28/2017                  9,582                      8,723
 3/31/2017                  9,890                      8,944
 4/30/2017                 10,078                      9,139
 5/31/2017                 10,379                      9,410
 6/30/2017                 10,475                      9,504
 7/31/2017                 11,028                     10,071
 8/31/2017                 11,256                     10,296            Past performance is not predictive of
 9/30/2017                 11,146                     10,255            future performance.
10/31/2017                 11,524                     10,614            The returns shown do not reflect the
                                                                        deduction of taxes that a shareholder
          AVERAGE ANNUAL        ONE        FIVE        TEN              would pay on fund distributions or the
          TOTAL RETURN          YEAR       YEARS      YEARS             redemption of fund shares.
          -------------------------------------------------------       MSCI data copyright MSCI 2017, all
                               24.83%      4.87%      1.43%             rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
EMERGING MARKETS SMALL CAP PORTFOLIO VS.
MSCI EMERGING MARKETS INDEX (NET DIVIDENDS)
OCTOBER 31, 2007-OCTOBER 31, 2017

                                     [CHART]


                  Emerging Markets Small Cap        MSCI Emerging Markets
                           Portfolio                Index (net dividends)
               -------------------------------      ---------------------
10/31/2007                 $10,000                        $10,000
11/30/2007                   9,198                          9,291
12/31/2007                   9,308                          9,324
 1/31/2008                   8,185                          8,160
 2/29/2008                   8,422                          8,762
 3/31/2008                   8,023                          8,299
 4/30/2008                   8,514                          8,972
 5/31/2008                   8,460                          9,139
 6/30/2008                   7,485                          8,227
 7/31/2008                   7,368                          7,917
 8/31/2008                   6,923                          7,284
 9/30/2008                   5,672                          6,010
10/31/2008                   3,951                          4,365
11/30/2008                   3,709                          4,036
12/31/2008                   4,232                          4,351
 1/31/2009                   3,906                          4,070
 2/28/2009                   3,666                          3,841
 3/31/2009                   4,171                          4,392
 4/30/2009                   5,015                          5,123
 5/31/2009                   6,164                          5,999
 6/30/2009                   6,134                          5,918
 7/31/2009                   6,912                          6,583
 8/31/2009                   6,994                          6,560
 9/30/2009                   7,577                          7,155
10/31/2009                   7,568                          7,164
11/30/2009                   8,011                          7,472
12/31/2009                   8,452                          7,767
 1/31/2010                   8,078                          7,334
 2/28/2010                   8,217                          7,360
 3/31/2010                   8,919                          7,954
 4/30/2010                   9,063                          8,050
 5/31/2010                   8,148                          7,342
 6/30/2010                   8,364                          7,288
 7/31/2010                   9,131                          7,895
 8/31/2010                   9,175                          7,742
 9/30/2010                  10,286                          8,602
10/31/2010                  10,697                          8,852
11/30/2010                  10,406                          8,618
12/31/2010                  11,004                          9,233
 1/31/2011                  10,537                          8,983
 2/28/2011                  10,226                          8,899
 3/31/2011                  10,793                          9,422
 4/30/2011                  11,361                          9,714
 5/31/2011                  11,100                          9,460
 6/30/2011                  11,010                          9,314
 7/31/2011                  11,134                          9,273
 8/31/2011                  10,076                          8,444
 9/30/2011                   8,283                          7,213
10/31/2011                   9,196                          8,168
11/30/2011                   8,747                          7,624
12/31/2011                   8,515                          7,532
 1/31/2012                   9,474                          8,386
 2/29/2012                  10,248                          8,889
 3/31/2012                   9,981                          8,592
 4/30/2012                   9,742                          8,489
 5/31/2012                   8,849                          7,537
 6/30/2012                   9,188                          7,828
 7/31/2012                   9,072                          7,981
 8/31/2012                   9,308                          7,954
 9/30/2012                   9,852                          8,434
10/31/2012                   9,813                          8,383
11/30/2012                   9,982                          8,490
12/31/2012                  10,596                          8,905
 1/31/2013                  10,791                          9,027
 2/28/2013                  10,901                          8,914
 3/31/2013                  10,850                          8,760
 4/30/2013                  11,070                          8,827
 5/31/2013                  10,910                          8,600
 6/30/2013                   9,966                          8,053
 7/31/2013                  10,012                          8,137
 8/31/2013                   9,593                          7,997
 9/30/2013                  10,294                          8,517
10/31/2013                  10,689                          8,931
11/30/2013                  10,537                          8,800
12/31/2013                  10,449                          8,673
 1/31/2014                  10,003                          8,110
 2/28/2014                  10,444                          8,378
 3/31/2014                  10,803                          8,636
 4/30/2014                  10,891                          8,664
 5/31/2014                  11,260                          8,967
 6/30/2014                  11,550                          9,205
 7/31/2014                  11,576                          9,383
 8/31/2014                  11,930                          9,595
 9/30/2014                  11,336                          8,883
10/31/2014                  11,236                          8,988
11/30/2014                  11,105                          8,893
12/31/2014                  10,763                          8,483
 1/31/2015                  10,936                          8,534
 2/28/2015                  11,218                          8,798
 3/31/2015                  11,131                          8,673
 4/30/2015                  11,921                          9,340
 5/31/2015                  11,753                          8,966
 6/30/2015                  11,350                          8,733
 7/31/2015                  10,657                          8,128
 8/31/2015                   9,612                          7,393
 9/30/2015                   9,596                          7,170
10/31/2015                  10,127                          7,682
11/30/2015                   9,919                          7,382
12/31/2015                   9,827                          7,218
 1/31/2016                   9,240                          6,750
 2/29/2016                   9,201                          6,738
 3/31/2016                  10,333                          7,630
 4/30/2016                  10,591                          7,672
 5/31/2016                  10,148                          7,385
 6/30/2016                  10,710                          7,681
 7/31/2016                  11,332                          8,067
 8/31/2016                  11,400                          8,268
 9/30/2016                  11,586                          8,374
10/31/2016                  11,540                          8,394
11/30/2016                  10,839                          8,008
12/31/2016                  10,900                          8,025
 1/31/2017                  11,535                          8,464
 2/28/2017                  12,140                          8,723
 3/31/2017                  12,516                          8,944
 4/30/2017                  12,675                          9,139
 5/31/2017                  12,722                          9,410
 6/30/2017                  12,801                          9,504
 7/31/2017                  13,337                         10,071
 8/31/2017                  13,644                         10,296            Past performance is not predictive of
 9/30/2017                  13,578                         10,255            future performance.
10/31/2017                  13,964                         10,614            The returns shown do not reflect the
                                                                             deduction of taxes that a shareholder
          AVERAGE ANNUAL         ONE         FIVE         TEN                would pay on fund distributions or the
          TOTAL RETURN           YEAR        YEARS       YEARS               redemption of fund shares.
          -----------------------------------------------------------        MSCI data copyright MSCI 2017, all
                                21.00%       7.31%       3.40%               rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EMERGING MARKETS VALUE PORTFOLIO -- CLASS R2 VS.
MSCI EMERGING MARKETS INDEX (NET DIVIDENDS)
JANUARY 29, 2008-OCTOBER 31, 2017

                                      [CHART]

                     Emerging Markets Value       MSCI Emerging Markets Index
                      Portfolio - Class R2             (net dividends)
                     ----------------------       ---------------------------
 1/29/2008                    $10,000                     $10,000
 1/31/2008                     10,050                       9,871
 2/29/2008                     10,450                      10,599
 3/31/2008                     10,097                      10,038
 4/30/2008                     10,872                      10,853
 5/31/2008                     10,962                      11,054
 6/30/2008                      9,677                       9,952
 7/31/2008                      9,489                       9,576
 8/31/2008                      8,674                       8,811
 9/30/2008                      7,174                       7,269
10/31/2008                      4,949                       5,280
11/30/2008                      4,569                       4,882
12/31/2008                      5,120                       5,263
 1/31/2009                      4,675                       4,923
 2/28/2009                      4,262                       4,646
 3/31/2009                      5,002                       5,313
 4/30/2009                      5,996                       6,197
 5/31/2009                      7,342                       7,256
 6/30/2009                      7,241                       7,159
 7/31/2009                      8,197                       7,964
 8/31/2009                      8,265                       7,935
 9/30/2009                      9,035                       8,655
10/31/2009                      8,823                       8,666
11/30/2009                      9,388                       9,038
12/31/2009                      9,847                       9,395
 1/31/2010                      9,297                       8,871
 2/28/2010                      9,347                       8,902
 3/31/2010                     10,147                       9,621
 4/30/2010                     10,246                       9,738
 5/31/2010                      9,147                       8,881
 6/30/2010                      9,199                       8,816
 7/31/2010                     10,085                       9,550
 8/31/2010                      9,864                       9,365
 9/30/2010                     11,031                      10,405
10/31/2010                     11,444                      10,707
11/30/2010                     11,031                      10,425
12/31/2010                     11,960                      11,169
 1/31/2011                     11,583                      10,866
 2/28/2011                     11,391                      10,764
 3/31/2011                     12,043                      11,397
 4/30/2011                     12,466                      11,751
 5/31/2011                     11,990                      11,443
 6/30/2011                     11,738                      11,267
 7/31/2011                     11,639                      11,217
 8/31/2011                     10,454                      10,214
 9/30/2011                      8,577                       8,725
10/31/2011                      9,701                       9,881
11/30/2011                      9,206                       9,222
12/31/2011                      8,875                       9,111
 1/31/2012                     10,102                      10,144
 2/29/2012                     10,714                      10,752
 3/31/2012                     10,253                      10,393
 4/30/2012                      9,918                      10,269
 5/31/2012                      8,817                       9,117
 6/30/2012                      9,214                       9,469
 7/31/2012                      9,155                       9,654
 8/31/2012                      9,279                       9,622
 9/30/2012                      9,873                      10,202
10/31/2012                      9,742                      10,140
11/30/2012                      9,849                      10,269
12/31/2012                     10,564                      10,771
 1/31/2013                     10,734                      10,920
 2/28/2013                     10,550                      10,783
 3/31/2013                     10,459                      10,597
 4/30/2013                     10,547                      10,677
 5/31/2013                     10,243                      10,403
 6/30/2013                      9,377                       9,741
 7/31/2013                      9,559                       9,842
 8/31/2013                      9,356                       9,673
 9/30/2013                     10,045                      10,302
10/31/2013                     10,497                      10,803
11/30/2013                     10,242                      10,645
12/31/2013                     10,137                      10,491
 1/31/2014                      9,424                       9,810
 2/28/2014                      9,634                      10,135
 3/31/2014                     10,060                      10,446
 4/30/2014                     10,122                      10,481
 5/31/2014                     10,533                      10,847
 6/30/2014                     10,806                      11,135
 7/31/2014                     11,008                      11,350
 8/31/2014                     11,250                      11,606
 9/30/2014                     10,328                      10,746
10/31/2014                     10,313                      10,872
11/30/2014                     10,139                      10,757
12/31/2014                      9,665                      10,262
 1/31/2015                      9,586                      10,323
 2/28/2015                      9,924                      10,643
 3/31/2015                      9,643                      10,491
 4/30/2015                     10,597                      11,298
 5/31/2015                     10,123                      10,846
 6/30/2015                      9,800                      10,564
 7/31/2015                      9,012                       9,832
 8/31/2015                      8,193                       8,943
 9/30/2015                      7,917                       8,674
10/31/2015                      8,406                       9,292
11/30/2015                      8,077                       8,930
12/31/2015                      7,831                       8,731
 1/31/2016                      7,392                       8,164
 2/29/2016                      7,434                       8,151
 3/31/2016                      8,524                       9,230
 4/30/2016                      8,753                       9,280
 5/31/2016                      8,180                       8,934
 6/30/2016                      8,625                       9,291
 7/31/2016                      9,167                       9,758
 8/31/2016                      9,334                      10,001
 9/30/2016                      9,463                      10,129
10/31/2016                      9,666                      10,153
11/30/2016                      9,326                       9,686
12/31/2016                      9,364                       9,707
 1/31/2017                      9,954                      10,239
 2/28/2017                     10,402                      10,552
 3/31/2017                     10,693                      10,819
 4/30/2017                     10,767                      11,055
 5/31/2017                     10,956                      11,382
 6/30/2017                     10,982                      11,497
 7/31/2017                     11,569                      12,182
 8/31/2017                     11,857                      12,454
 9/30/2017                     11,590                      12,404                Past performance is not predictive of
10/31/2017                     11,996                      12,839                future performance.
                                                                                 The returns shown do not reflect the
                                                                                 deduction of taxes that a shareholder
          AVERAGE ANNUAL         ONE         FIVE           FROM                 would pay on fund distributions or the
          TOTAL RETURN           YEAR        YEARS       01/29/2008              redemption of fund shares.
          ----------------------------------------------------------------       MSCI data copyright MSCI 2017, all
                                24.11%       4.25%         1.88%                 rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
EMERGING MARKETS VALUE PORTFOLIO -- INSTITUTIONAL CLASS VS.
MSCI EMERGING MARKETS INDEX (NET DIVIDENDS)
OCTOBER 31, 2007-OCTOBER 31, 2017

                                   [CHART]


                         Emerging Markets
                         Value Portfolio -        MSCI Emerging Markets
                        Institutional Class       Index (net dividends)
                     -----------------------      ---------------------
10/31/2007                  $10,000                     $10,000
11/30/2007                    9,270                       9,291
12/31/2007                    9,256                       9,324
 1/31/2008                    8,334                       8,160
 2/29/2008                    8,667                       8,762
 3/31/2008                    8,375                       8,299
 4/30/2008                    9,021                       8,972
 5/31/2008                    9,098                       9,139
 6/30/2008                    8,040                       8,227
 7/31/2008                    7,882                       7,917
 8/31/2008                    7,207                       7,284
 9/30/2008                    5,963                       6,010
10/31/2008                    4,112                       4,365
11/30/2008                    3,799                       4,036
12/31/2008                    4,263                       4,351
 1/31/2009                    3,878                       4,070
 2/28/2009                    3,549                       3,841
 3/31/2009                    4,163                       4,392
 4/30/2009                    4,981                       5,123
 5/31/2009                    6,102                       5,999
 6/30/2009                    6,027                       5,918
 7/31/2009                    6,835                       6,583
 8/31/2009                    6,885                       6,560
 9/30/2009                    7,521                       7,155
10/31/2009                    7,343                       7,164
11/30/2009                    7,810                       7,472
12/31/2009                    8,197                       7,767
 1/31/2010                    7,730                       7,334
 2/28/2010                    7,790                       7,360
 3/31/2010                    8,476                       7,954
 4/30/2010                    8,531                       8,050
 5/31/2010                    7,637                       7,342
 6/30/2010                    7,684                       7,288
 7/31/2010                    8,395                       7,895
 8/31/2010                    8,243                       7,742
 9/30/2010                    9,233                       8,602
10/31/2010                    9,549                       8,852
11/30/2010                    9,238                       8,618
12/31/2010                   10,005                       9,233
 1/31/2011                    9,693                       8,983
 2/28/2011                    9,529                       8,899
 3/31/2011                   10,077                       9,422
 4/30/2011                   10,437                       9,714
 5/31/2011                   10,038                       9,460
 6/30/2011                    9,833                       9,314
 7/31/2011                    9,749                       9,273
 8/31/2011                    8,760                       8,444
 9/30/2011                    7,187                       7,213
10/31/2011                    8,131                       8,168
11/30/2011                    7,719                       7,624
12/31/2011                    7,442                       7,532
 1/31/2012                    8,474                       8,386
 2/29/2012                    8,990                       8,889
 3/31/2012                    8,603                       8,592
 4/30/2012                    8,322                       8,489
 5/31/2012                    7,402                       7,537
 6/30/2012                    7,737                       7,828
 7/31/2012                    7,688                       7,981
 8/31/2012                    7,794                       7,954
 9/30/2012                    8,296                       8,434
10/31/2012                    8,188                       8,383
11/30/2012                    8,278                       8,490
12/31/2012                    8,883                       8,905
 1/31/2013                    9,026                       9,027
 2/28/2013                    8,874                       8,914
 3/31/2013                    8,798                       8,760
 4/30/2013                    8,876                       8,827
 5/31/2013                    8,622                       8,600
 6/30/2013                    7,896                       8,053
 7/31/2013                    8,050                       8,137
 8/31/2013                    7,878                       7,997
 9/30/2013                    8,460                       8,517
10/31/2013                    8,844                       8,931
11/30/2013                    8,630                       8,800
12/31/2013                    8,545                       8,673
 1/31/2014                    7,948                       8,110
 2/28/2014                    8,124                       8,378
 3/31/2014                    8,486                       8,636
 4/30/2014                    8,542                       8,664
 5/31/2014                    8,889                       8,967
 6/30/2014                    9,121                       9,205
 7/31/2014                    9,291                       9,383
 8/31/2014                    9,499                       9,595
 9/30/2014                    8,720                       8,883
10/31/2014                    8,710                       8,988
11/30/2014                    8,566                       8,893
12/31/2014                    8,168                       8,483
 1/31/2015                    8,101                       8,534
 2/28/2015                    8,390                       8,798
 3/31/2015                    8,152                       8,673
 4/30/2015                    8,964                       9,340
 5/31/2015                    8,565                       8,966
 6/30/2015                    8,292                       8,733
 7/31/2015                    7,626                       8,128
 8/31/2015                    6,934                       7,393
 9/30/2015                    6,703                       7,170
10/31/2015                    7,119                       7,682
11/30/2015                    6,841                       7,382
12/31/2015                    6,635                       7,218
 1/31/2016                    6,261                       6,750
 2/29/2016                    6,300                       6,738
 3/31/2016                    7,225                       7,630
 4/30/2016                    7,421                       7,672
 5/31/2016                    6,938                       7,385
 6/30/2016                    7,318                       7,681
 7/31/2016                    7,778                       8,067
 8/31/2016                    7,919                       8,268
 9/30/2016                    8,029                       8,374
10/31/2016                    8,204                       8,394
11/30/2016                    7,916                       8,008
12/31/2016                    7,951                       8,025
 1/31/2017                    8,452                       8,464
 2/28/2017                    8,838                       8,723
 3/31/2017                    9,080                       8,944
 4/30/2017                    9,146                       9,139
 5/31/2017                    9,312                       9,410
 6/30/2017                    9,337                       9,504
 7/31/2017                    9,836                      10,071
 8/31/2017                   10,082                      10,296            Past performance is not predictive of
 9/30/2017                    9,856                      10,255            future performance.
10/31/2017                   10,206                      10,614            The returns shown do not reflect the
                                                                           deduction of taxes that a shareholder
          AVERAGE ANNUAL         ONE         FIVE         TEN              would pay on fund distributions or the
          TOTAL RETURN           YEAR        YEARS       YEARS             redemption of fund shares.
          ----------------------------------------------------------       MSCI data copyright MSCI 2017, all
                                24.41%       4.50%       0.20%             rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EMERGING MARKETS CORE EQUITY PORTFOLIO VS.
MSCI EMERGING MARKETS INDEX (NET DIVIDENDS)
OCTOBER 31, 2007-OCTOBER 31, 2017

                                     [CHART]

                    Emerging Markets Core Equity    MSCI Emerging Markets
                              Portfolio             Index (net dividends)
                  -------------------------------   ---------------------
 10/31/2007                    $10,000                     $10,000
 11/30/2007                      9,272                       9,291
 12/31/2007                      9,253                       9,324
  1/31/2008                      8,347                       8,160
  2/29/2008                      8,619                       8,762
  3/31/2008                      8,306                       8,299
  4/30/2008                      8,936                       8,972
  5/31/2008                      8,975                       9,139
  6/30/2008                      7,975                       8,227
  7/31/2008                      7,890                       7,917
  8/31/2008                      7,367                       7,284
  9/30/2008                      6,212                       6,010
 10/31/2008                      4,456                       4,365
 11/30/2008                      4,159                       4,036
 12/31/2008                      4,565                       4,351
  1/31/2009                      4,158                       4,070
  2/28/2009                      3,878                       3,841
  3/31/2009                      4,490                       4,392
  4/30/2009                      5,309                       5,123
  5/31/2009                      6,356                       5,999
  6/30/2009                      6,294                       5,918
  7/31/2009                      7,056                       6,583
  8/31/2009                      7,083                       6,560
  9/30/2009                      7,694                       7,155
 10/31/2009                      7,552                       7,164
 11/30/2009                      8,015                       7,472
 12/31/2009                      8,381                       7,767
  1/31/2010                      7,921                       7,334
  2/28/2010                      8,008                       7,360
  3/31/2010                      8,699                       7,954
  4/30/2010                      8,782                       8,050
  5/31/2010                      7,931                       7,342
  6/30/2010                      7,998                       7,288
  7/31/2010                      8,720                       7,895
  8/31/2010                      8,605                       7,742
  9/30/2010                      9,633                       8,602
 10/31/2010                      9,917                       8,852
 11/30/2010                      9,651                       8,618
 12/31/2010                     10,360                       9,233
  1/31/2011                     10,033                       8,983
  2/28/2011                      9,860                       8,899
  3/31/2011                     10,421                       9,422
  4/30/2011                     10,832                       9,714
  5/31/2011                     10,533                       9,460
  6/30/2011                     10,387                       9,314
  7/31/2011                     10,363                       9,273
  8/31/2011                      9,428                       8,444
  9/30/2011                      7,868                       7,213
 10/31/2011                      8,867                       8,168
 11/30/2011                      8,488                       7,624
 12/31/2011                      8,221                       7,532
  1/31/2012                      9,189                       8,386
  2/29/2012                      9,766                       8,889
  3/31/2012                      9,461                       8,592
  4/30/2012                      9,251                       8,489
  5/31/2012                      8,279                       7,537
  6/30/2012                      8,650                       7,828
  7/31/2012                      8,655                       7,981
  8/31/2012                      8,746                       7,954
  9/30/2012                      9,244                       8,434
 10/31/2012                      9,181                       8,383
 11/30/2012                      9,321                       8,490
 12/31/2012                      9,905                       8,905
  1/31/2013                      9,993                       9,027
  2/28/2013                      9,925                       8,914
  3/31/2013                      9,819                       8,760
  4/30/2013                      9,931                       8,827
  5/31/2013                      9,659                       8,600
  6/30/2013                      8,965                       8,053
  7/31/2013                      9,087                       8,137
  8/31/2013                      8,853                       7,997
  9/30/2013                      9,484                       8,517
 10/31/2013                      9,893                       8,931
 11/30/2013                      9,731                       8,800
 12/31/2013                      9,644                       8,673
  1/31/2014                      9,035                       8,110
  2/28/2014                      9,362                       8,378
  3/31/2014                      9,704                       8,636
  4/30/2014                      9,773                       8,664
  5/31/2014                     10,095                       8,967
  6/30/2014                     10,357                       9,205
  7/31/2014                     10,452                       9,383
  8/31/2014                     10,776                       9,595
  9/30/2014                     10,025                       8,883
 10/31/2014                     10,081                       8,988
 11/30/2014                      9,975                       8,893
 12/31/2014                      9,556                       8,483
  1/31/2015                      9,632                       8,534
  2/28/2015                      9,910                       8,798
  3/31/2015                      9,743                       8,673
  4/30/2015                     10,415                       9,340
  5/31/2015                     10,046                       8,966
  6/30/2015                      9,778                       8,733
  7/31/2015                      9,124                       8,128
  8/31/2015                      8,328                       7,393
  9/30/2015                      8,153                       7,170
 10/31/2015                      8,619                       7,682
 11/30/2015                      8,343                       7,382
 12/31/2015                      8,136                       7,218
  1/31/2016                      7,759                       6,750
  2/29/2016                      7,713                       6,738
  3/31/2016                      8,727                       7,630
  4/30/2016                      8,831                       7,672
  5/31/2016                      8,453                       7,385
  6/30/2016                      8,921                       7,681
  7/31/2016                      9,411                       8,067
  8/31/2016                      9,505                       8,268
  9/30/2016                      9,632                       8,374
 10/31/2016                      9,643                       8,394
 11/30/2016                      9,119                       8,008
 12/31/2016                      9,141                       8,025
  1/31/2017                      9,700                       8,464
  2/28/2017                     10,079                       8,723
  3/31/2017                     10,392                       8,944
  4/30/2017                     10,576                       9,139
  5/31/2017                     10,782                       9,410
  6/30/2017                     10,878                       9,504
  7/31/2017                     11,413                      10,071
  8/31/2017                     11,678                      10,296           Past performance is not predictive of
  9/30/2017                     11,590                      10,255           future performance.
 10/31/2017                     11,959                      10,614           The returns shown do not reflect the
                                                                             deduction of taxes that a shareholder
          AVERAGE ANNUAL         ONE         FIVE         TEN                would pay on fund distributions or the
          TOTAL RETURN           YEAR        YEARS       YEARS               redemption of fund shares.
          -----------------------------------------------------------        MSCI data copyright MSCI 2017, all
                                24.02%       5.43%       1.80%               rights reserved.

--------------------------------------------------------------------------------

                     MANAGEMENT'S DISCUSSION AND ANALYSIS


 U.S. EQUITY MARKET REVIEW                   12 MONTHS ENDED OCTOBER 31, 2017

   U.S. equities had positive returns for the period. The broad U.S. equity market, as measured by the Russell 3000(R) Index, gained approximately 24.0%. Small-cap stocks outperformed large-cap stocks as measured by the Russell indices.

               TOTAL RETURN FOR 12 MONTHS ENDED OCTOBER 31, 2017
               -------------------------------------------------

    Russell 3000(R) Index............................................ 23.98%
    Russell Microcap(R) Index (micro-cap stocks)..................... 29.52%
    Russell 2000(R) Index (small-cap stocks)......................... 27.85%
    Russell 1000(R) Index (large-cap stocks)......................... 23.67%
    Dow Jones U.S. Select REIT Index/SM/.............................  3.94%

   Value stocks underperformed growth stocks as measured by the Russell indices. However, when measured by price-to-book ratio, deeper value stocks outperformed other value stocks.

               TOTAL RETURN FOR 12 MONTHS ENDED OCTOBER 31, 2017
               -------------------------------------------------

    Russell 2000(R) Value Index (small-cap value stocks)............. 24.81%
    Russell 2000(R) Growth Index (small-cap growth stocks)........... 31.00%
    Russell 1000(R) Value Index (large-cap value stocks)............. 17.78%
    Russell 1000(R) Growth Index (large-cap growth stocks)........... 29.71%

----------
Source: Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes.

ENHANCED U.S. LARGE COMPANY PORTFOLIO

   The Enhanced U.S. Large Company Portfolio seeks to outperform the total return of the S&P 500(R) Index. This strategy uses S&P 500(R) Index futures contracts, swaps, and/or ETFs in conjunction with short-term investment grade fixed income instruments. As of October 31, 2017, 100% of the equity exposure consisted of S&P 500(R) Index futures contracts. The behavior of S&P 500(R) Index futures contracts is determined principally by the performance of the S&P 500(R) Index.

   For the 12 months ended October 31, 2017, the total return was 23.53% for the Portfolio and 23.63% for the S&P 500(R) Index, the Portfolio's benchmark. Relative to the benchmark, the Portfolio's underperformance was primarily due to the performance of the fixed income component of the Portfolio. The net return of the fixed income component was less than the financing cost of the S&P 500(R) Index futures contracts that the Portfolio purchased throughout the year.

U.S. LARGE CAP EQUITY PORTFOLIO

   The U.S. Large Cap Equity Portfolio invests in a broadly diversified group of U.S. securities with increased exposure to smaller total market capitalization large company stocks, low relative price (value) stocks, and higher-profitability stocks relative to the U.S. large-cap universe. Value is measured primarily by book-to-market ratio. In assessing profitability, Dimensional may consider such factors as earnings or profits from operations relative to book value or assets. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2017, the Portfolio held approximately 850 securities. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2017, total returns were 24.16% for the Portfolio and 23.67% for the Russell 1000(R) Index, the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market rather than by the behavior of a limited number of stocks. The Portfolio's emphasis on stocks with higher profitability contributed positively to performance relative to the benchmark, as higher-profitability stocks generally outperformed among large-cap stocks for the period. At the sector level, the Portfolio's general exclusion of real estate investment trusts (REITs) also benefited relative performance, as REITs underperformed the benchmark.

U.S. LARGE CAP VALUE PORTFOLIO

   The U.S. Large Cap Value Portfolio is designed to capture the returns of U.S. large-cap value stocks by purchasing shares of The U.S. Large Cap Value Series, a Master Fund managed by Dimensional that invests in such stocks. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2017, the Master Fund held approximately 300 securities. In general, average cash exposure throughout the year was less than those stocks 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2017, total returns were 24.11% for the Portfolio and 17.78% for the Russell 1000(R) Value Index, the Portfolio's benchmark. As a result of the Master Fund's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market rather than by the behavior of a limited number of stocks. The Master Fund's greater emphasis on smaller stocks within the large-cap universe contributed positively to performance relative to the benchmark, as those stocks generally outperformed the benchmark. With the lowest relative price (deep value) stocks outperforming among large-cap value stocks, the Master Fund's greater emphasis on deep value stocks also benefited relative performance. Within the value portion of the market, stocks with higher profitability outperformed stocks with lower profitability and the Master Fund's greater emphasis on stocks with higher profitability contributed to relative performance. At the sector level, the Master Fund's general exclusion of real estate investment trusts (REITs) and certain utilities had a positive impact on relative performance, as REITs and utilities underperformed the benchmark.

U.S. TARGETED VALUE PORTFOLIO

   The U.S. Targeted Value Portfolio invests in a broadly diversified group of U.S. small- and mid-cap value stocks. Value is measured primarily by book-to-market ratio. The U.S. Targeted Value Portfolio also may consider profitability in the Portfolio's construction. In assessing profitability, Dimensional may consider such factors as earnings or profits from operations relative to book value or assets. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2017, the Portfolio held approximately 1,400 securities. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2017, total returns were 23.32% for the Portfolio's Class R1 shares, 23.17% for the Portfolio's Class R2 shares, 23.46% for the Portfolio's Institutional Class shares, and 24.81% for the Russell 2000(R) Value Index, the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market, rather than the behavior of a limited number of stocks. With mid-cap stocks underperforming smaller stocks for the year, the Portfolio's inclusion of mid-caps detracted from performance relative to the benchmark. The Portfolio's greater emphasis on low relative price (value) stocks also detracted from relative performance, as value stocks generally underperformed higher relative price (growth) stocks for the period. The Portfolio's general exclusion of real estate investment trusts (REITs) and certain utilities had a positive impact on relative performance, as REITs and utilities underperformed the benchmark.

U.S. SMALL CAP VALUE PORTFOLIO

   The U.S. Small Cap Value Portfolio invests in a broadly diversified group of U.S. small-cap value stocks. Value is measured primarily by book-to-market ratio. The U.S. Small Cap Value Portfolio also may consider profitability in the Portfolio's construction. In assessing profitability, Dimensional may consider such factors as earnings or profits from operations relative to book value or assets. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2017, the Portfolio held approximately 1,000 securities. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2017, total returns were 24.67% for the Portfolio and 24.81% for the Russell 2000(R) Value Index, the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market, rather than the behavior of a limited number of stocks. The Portfolio's greater emphasis on low relative price (value) stocks detracted from performance relative to the benchmark, as among small caps, deeper value stocks generally underperformed higher relative price (growth) stocks for the period. The Portfolio's general exclusion of real estate investment trusts (REITs) had a positive impact on relative performance, as REITs underperformed the benchmark for the year.

U.S. CORE EQUITY 1 PORTFOLIO

   The U.S. Core Equity 1 Portfolio invests in a broadly diversified group of U.S. securities with increased exposure to smaller market capitalization stocks, low relative price (value) stocks, and higher-profitability stocks relative to the market. Value is measured primarily by book-to-market ratio. In assessing profitability, Dimensional may consider such factors as earnings or profits from operations relative to book value or assets. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2017, the Portfolio held approximately 2,600 securities. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2017, total returns were 24.93% for the Portfolio and 23.98% for the Russell 3000(R) Index, the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market rather than by the behavior of a limited number of stocks. The Portfolio's emphasis on stocks with higher profitability contributed positively to performance relative to the benchmark, as higher-profitability stocks generally outperformed among large-caps for the period. Additionally, the Portfolio's greater emphasis on small-cap stocks had a positive impact on relative performance, as small-caps generally outperformed large-caps for the period. At the sector level, the Portfolio's general exclusion of real estate investment trusts (REITs) also benefited relative performance, as REITs underperformed the benchmark.

U.S. CORE EQUITY 2 PORTFOLIO

   The U.S. Core Equity 2 Portfolio invests in a broadly diversified group of U.S. securities with increased exposure to smaller market capitalization stocks, low relative price (value) stocks, and higher-profitability stocks relative to the U.S. Core Equity 1 Portfolio and the market. Value is measured primarily by book-to-market ratio. In assessing profitability, Dimensional may consider such factors as earnings or profits from operations relative to book value or assets. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2017, the Portfolio held approximately 2,700 securities. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2017, total returns were 24.36% for the Portfolio and 23.98% for the Russell 3000(R) Index, the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market rather than by the behavior of a limited number of stocks. The Portfolio's greater emphasis on small-cap stocks contributed positively to relative performance, as small-caps generally outperformed large-caps for the period. Additionally, the Portfolio's emphasis on stocks with higher profitability contributed positively to performance relative to the benchmark, as higher-profitability stocks generally outperformed among large-caps for the period. At the sector level, the Portfolio's general exclusion of real estate investment trusts (REITs) also benefited relative performance, as REITs underperformed the benchmark.

U.S. VECTOR EQUITY PORTFOLIO

   The U.S. Vector Equity Portfolio invests in a broadly diversified group of U.S. securities with increased exposure to smaller market capitalization stocks, low relative price (value) stocks, and higher-profitability stocks relative to the market. Value is measured primarily by book-to-market ratio. In assessing profitability, Dimensional may consider such factors as earnings or profits from operations relative to book value or assets. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2017, the Portfolio held approximately 2,600 securities. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2017, total returns were 24.73% for the Portfolio and 23.98% for the Russell 3000(R) Index, the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market rather than by the behavior of a limited number of stocks. The Portfolio's greater emphasis on small-cap stocks had a positive impact on relative performance, as small-caps generally outperformed large-caps for the period. At the sector level, the Portfolio's general exclusion of real estate investment trusts (REITs) benefited performance relative to the benchmark, as REITs underperformed the benchmark.

U.S. SMALL CAP PORTFOLIO

   The U.S. Small Cap Portfolio invests in a broadly diversified group of U.S. small-cap stocks. The Portfolio generally excludes stocks with the lowest profitability and highest relative price. Relative price is measured primarily by book-to-market ratio. In assessing profitability, Dimensional may consider such factors as earnings or profits from operations relative to book value or assets. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2017, the Portfolio held approximately 1,900 securities. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2017, total returns were 25.21% for the Portfolio and 27.85% for the Russell 2000(R) Index, the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market, rather than the behavior of a limited number of stocks. The Portfolio's general exclusion of stocks with low profitability and high relative price detracted from performance relative to the benchmark, as those stocks outperformed for the year. This was partially offset by the Portfolio's general exclusion of real estate investment trusts (REITs), as REITs underperformed.

U.S. MICRO CAP PORTFOLIO

   The U.S. Micro Cap Portfolio invests in a broadly diversified group of the smallest U.S. stocks and generally invests in smaller market cap securities than the U.S. Small Cap Portfolio. The Portfolio generally excludes stocks with the lowest profitability and highest relative price. Relative price is measured primarily by book-to-market ratio. In assessing profitability, Dimensional may consider such factors as earnings or profits from operations relative to book value or assets. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2017, the Portfolio held approximately 1,500 securities. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2017, total returns were 28.91% for the Portfolio and 27.85% for the Russell 2000(R) Index, the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market, rather than the behavior of a limited number of stocks. With micro-cap stocks outperforming small-cap stocks for the year, the Portfolio's emphasis on micro-caps contributed positively to performance relative to the benchmark. Conversely, the Portfolio's general exclusion of stocks with low profitability and high relative price detracted from relative performance, as those stocks outperformed for the year. At the sector level, the Portfolio's general exclusion of real estate investment trusts (REITs) had a positive impact on relative performance, as REITs underperformed.

U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO

   The U.S. High Relative Profitability Portfolio seeks to capture the returns of U.S. large-cap stocks with higher profitability. In assessing profitability, Dimensional may consider such factors as earnings or profits from operations relative to book value or assets. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2017, the Portfolio held approximately 240 securities. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   From inception on May 16, 2017, through October 31, 2017, total returns were 9.84% for the Portfolio and 8.20% for the Russell 1000(R) Index, the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market rather than by the behavior of a limited number of stocks. The Portfolio's focus on stocks with higher profitability contributed positively to performance relative to the benchmark, as higher-profitability stocks generally outperformed among large-caps for the period. At the sector level, the Portfolio's general exclusion of real estate investment trusts (REITs) also benefited relative performance, as REITs underperformed the benchmark.

DFA REAL ESTATE SECURITIES PORTFOLIO

   The DFA Real Estate Securities Portfolio is designed to capture the returns of a broadly diversified portfolio of U.S. real estate securities. As of October 31, 2017, the Portfolio held approximately 150 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2017, total returns were 5.86% for the Portfolio, 23.63% for the S&P 500(R) Index, and 3.94% for the Dow Jones U.S. Select REIT Index/SM/, the Portfolio's benchmarks. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the U.S. real estate securities market rather than by the behavior of a limited number of securities. The Portfolio's outperformance was primarily driven by differences in REIT eligibility between the Portfolio and the benchmark, most notably among data center REITs.

 INTERNATIONAL EQUITY MARKET REVIEW          12 MONTHS ENDED OCTOBER 31, 2017

   Performance of non-U.S. developed markets was positive for the period. As measured by the MSCI World ex USA indices, small-cap stocks outperformed large-cap stocks, and value stocks outperformed growth stocks.

                           12 MONTHS ENDED OCTOBER 31, 2017
                            --------------------------------
                                                                  RETURN IN U.S. DOLLARS
-                                                                 ----------------------
MSCI World ex USA Index..........................................         22.74%
MSCI World ex USA Small Cap Index................................         25.86%
MSCI World ex USA Value Index....................................         23.05%
MSCI World ex USA Growth Index...................................         22.40%

   For the 12 months ended October 31, 2017, the U.S. dollar depreciated against currencies of most other developed markets. Overall, currency movements had a positive impact on the U.S. dollar-denominated returns of developed markets.

                           12 MONTHS ENDED OCTOBER 31, 2017
                            --------------------------------

TEN LARGEST FOREIGN DEVELOPED MARKETS BY MARKET CAP  LOCAL RETURN RETURN IN U.S. DOLLARS
---------------------------------------------------  ------------ ----------------------
                  Japan.............................    27.38%            17.80%
                  United Kingdom....................    11.80%            21.60%
                  France............................    25.50%            33.37%
                  Canada............................    11.32%            15.73%
                  Germany...........................    22.29%            29.96%
                  Switzerland.......................    21.26%            20.30%
                  Australia.........................    16.30%            17.18%
                  Hong Kong.........................    18.75%            18.09%
                  Netherlands.......................    25.39%            32.59%
                  Spain.............................    20.43%            27.98%

----------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2017, all rights reserved

   Emerging markets had positive performance for the period, outperforming both the U.S. and non-U.S. developed markets. As measured by the MSCI emerging markets indices, small-cap stocks underperformed large-cap stocks, and growth stocks outperformed value stocks.

                           12 MONTHS ENDED OCTOBER 31, 2017
                            --------------------------------
                                                                  RETURN IN U.S. DOLLARS
-                                                                 ----------------------
MSCI Emerging Markets Index......................................         26.45%
MSCI Emerging Markets Small Cap Index............................         20.72%
MSCI Emerging Markets Value Index................................         20.70%
MSCI Emerging Markets Growth Index...............................         32.25%

   For the 12 months ended October 31, 2017, the U.S. dollar depreciated against some emerging markets currencies, but appreciated against others. Overall, currency movements had a positive impact on the U.S. dollar-denominated returns of emerging markets.

                      12 MONTHS ENDED OCTOBER 31, 2017
                       --------------------------------

TEN LARGEST EMERGING MARKETS BY MARKET CAP  LOCAL RETURN RETURN IN U.S. DOLLARS
------------------------------------------  ------------ ----------------------
              China........................    41.71%            41.06%
              Korea........................    37.49%            40.42%
              Taiwan.......................    20.17%            25.74%
              India........................    19.48%            23.20%
              Brazil.......................    13.32%             9.67%
              South Africa.................    16.76%            11.32%
              Russia.......................     9.16%            16.56%
              Mexico.......................     4.11%             2.35%
              Indonesia....................    10.16%             5.98%
              Malaysia.....................     7.08%             6.11%

----------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2017, all rights reserved.

   For portfolios investing in non-U.S. equities traded outside of the U.S. market time zone, differences in the valuation timing and methodology between a portfolio and its benchmark index may impact relative performance over the referenced period. The portfolios price foreign exchange rates at the closing of the U.S. market, while their benchmark indices use rates at 4 p.m. London time. The portfolios also may use fair value pricing to price certain portfolio securities at the closing of the U.S. market, while benchmark indices may use local market closing prices. For the one-year period ended October 31, 2017, these differences generally benefited the portfolios' relative performance.

 GLOBAL REAL ESTATE MARKET REVIEW            12 MONTHS ENDED OCTOBER 31, 2017

   Publicly traded global real estate investment trusts (REITs) had positive returns for the period. REITs generally underperformed developed non-U.S., U.S., and emerging markets equities. The U.S. REIT market, the world's largest, had positive performance for the period but underperformed non-U.S. REITs. Among larger REIT markets, the U.K., Singapore, and Hong Kong were among the strongest performers, while Japanese REITs lagged. At the industry level, hotel and resort REITs were the strongest performers, while retail REITs were the weakest.

                       12 MONTHS ENDED OCTOBER 31, 2017
                       --------------------------------
                                            RETURN IN U.S. DOLLARS
             -                              ----------------------
             S&P Global ex U.S. REIT Index.         5.70%
             S&P Global REIT Index.........         4.31%

----------
Source: Returns are of Standard and Poor's (S&P) indices net of foreign withholding taxes on dividends. Copyright S&P, 2017. All rights reserved.

   For portfolios investing in non-U.S. REITs and REIT-like securities traded outside of the U.S. market time zone, differences in the valuation timing and methodology between a portfolio and its benchmark index may impact relative performance over the referenced period. The portfolios price foreign exchange rates at the closing of the U.S. market, while their benchmark indices use rates at 4 p.m. London time. The portfolios also may use fair value pricing to price certain portfolio securities at the closing of the U.S. market, while benchmark indices may use local market closing prices. For the one-year period ended October 31, 2017, these differences generally benefited the portfolios' relative performance.

LARGE CAP INTERNATIONAL PORTFOLIO

   The Large Cap International Portfolio seeks to capture the returns of a broadly diversified portfolio of developed ex U.S. large company stocks. The investment strategy is process driven, emphasizing broad diversification with increased exposure to smaller total market capitalization large company stocks, low relative price (value) stocks, and higher-profitability stocks relative to the international large-cap universe. In assessing profitability, Dimensional may consider such factors as earnings or profits from operations relative to book value or assets. As of October 31, 2017, the Portfolio held approximately 1,400 securities in 22 eligible developed markets. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2017, total returns were 23.79% for the Portfolio and 22.74% for the MSCI World ex USA Index (net dividends), the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in developed ex U.S. equity markets rather than by the behavior of a limited number of stocks. Within the large cap universe, smaller stocks outperformed for the period. As a result, the Portfolio's greater emphasis on the smaller large cap stocks contributed positively to performance relative to the benchmark. At the sector level, the Portfolio's general exclusion of real estate investment trusts (REITs) had a positive impact on relative performance, as REITs underperformed the benchmark.

INTERNATIONAL CORE EQUITY PORTFOLIO

   The International Core Equity Portfolio invests in a broadly diversified group of stocks in developed ex U.S. markets, with increased exposure to stocks with smaller market capitalization, lower relative price (value), and higher profitability. In assessing profitability, Dimensional may consider such factors as earnings or profits from operations relative to book value or assets. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2017, the Portfolio held approximately 5,300 securities in 22 eligible developed markets. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2017, total returns were 26.02% for the Portfolio and 22.74% for the MSCI World ex USA Index (net dividends), the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in developed ex U.S. equity markets rather than by the behavior of a limited number of stocks. The Portfolio's inclusion of and greater emphasis on small-cap stocks contributed positively to performance relative to the benchmark (which is mostly composed of large- and mid-cap stocks), as small-caps generally outperformed large-caps in developed markets outside the U.S. At the sector level, the Portfolio's general exclusion of real estate investment trusts (REITs) had a positive impact on relative performance, as REITs underperformed the benchmark.

INTERNATIONAL SMALL COMPANY PORTFOLIO

   The International Small Company Portfolio is designed to capture the returns of developed ex U.S. small company stocks by purchasing shares of five Master Funds managed by Dimensional that invest individually in Canada, the United Kingdom, Europe (including Israel and excluding the U.K.), Japan, and the Asia Pacific region (ex Japan). The Portfolio generally excludes stocks with the lowest profitability and highest relative price. Relative price is measured primarily by book-to-market ratio. In assessing profitability, Dimensional may consider such factors as earnings or profits from operations relative to book value or assets. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2017, the Master Funds collectively held approximately 4,500 securities in 22 eligible developed markets. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2017, total returns were 26.54% for the Portfolio and 25.86% for the MSCI World ex USA Small Cap Index (net dividends), the Portfolio's benchmark. As a result of the Master Funds' diversified investment approach, performance was determined principally by broad trends in developed ex U.S. equity markets rather than by the behavior of a limited number of stocks. At the sector level, the Master Funds generally exclude real estate investment trusts (REITs). This exclusion contributed positively to the Master Funds' performance relative to the benchmark, as REITs underperformed most other sectors for the period. The Master Funds' exclusion of companies with the lowest profitability and highest relative price also benefited relative performance, as those companies underperformed for the period. At the country level, the Master Funds' greater emphasis on micro-cap securities had a positive impact in Japan.

GLOBAL SMALL COMPANY PORTFOLIO

   The Global Small Company Portfolio is designed to capture the returns of global small company stocks by purchasing shares of six Master Funds and one portfolio (which shall be collectively referred to below as the "Underlying Funds") managed by Dimensional that invest individually in Canada, the United States, the United Kingdom, Europe (including Israel and excluding the U.K.), Japan, the Asia Pacific region (ex Japan), and Emerging Markets. The Portfolio generally excludes stocks with the lowest profitability and highest relative price. Relative price is measured primarily by book-to-market ratio. In assessing profitability, Dimensional may consider such factors as earnings or profits from operations relative to book value or assets. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2017, the Underlying Funds collectively held approximately 10,400 securities in 42 eligible developed and emerging markets. In general, average cash exposure throughout the period since the Portfolio launched was less than 1% of the Portfolio's assets.

   From the Portfolio's inception on January 18, 2017, through to October 31, 2017, total returns were 15.30% for the Portfolio and 17.01% for the MSCI All Country World Small Cap Index (net dividends), the Portfolio's benchmark. As a result of the Underlying Funds' diversified investment approach, performance was determined principally by broad trends in global equity markets rather than by the behavior of a limited number of stocks. During this shortened reporting period, securities with smaller market capitalizations generally underperformed those with larger market capitalizations. The Underlying Funds' greater emphasis on micro- and smaller-cap securities in the U.S. was the primary driver of underperformance relative to the benchmark. The Underlying Funds' general exclusion of real estate investment trusts (REITs) contributed positively to relative performance, as REITs underperformed the benchmark for the period.

JAPANESE SMALL COMPANY PORTFOLIO

   The Japanese Small Company Portfolio is designed to capture the returns of Japanese small company stocks by purchasing shares of the Japanese Small Company Series, a Master Fund managed by Dimensional that invests in such securities. The Portfolio generally excludes stocks with the lowest profitability and highest relative price. Relative price is measured primarily by book-to-market ratio. In assessing profitability, Dimensional may consider such factors as earnings or profits from operations relative to book value or assets. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2017, the Master Fund held over 1,700 securities. In general, average cash exposure throughout the year was less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2017, total returns were 26.56% for the Portfolio and 21.15% for the MSCI Japan Small Cap Index (net dividends), the Portfolio's benchmark. As a result of the Master Fund's diversified investment approach, performance was determined principally by broad trends in the Japanese equity market rather than by the behavior of a limited number of stocks. The Master Fund's greater allocation to micro-cap stocks benefited performance relative to the benchmark, as micro-caps generally outperformed other small-cap stocks in Japan. At the sector level, the Master Fund generally excludes real estate investment trusts (REITs). This exclusion also contributed positively to the Portfolio's relative performance, as REITs underperformed most other sectors for the period.

ASIA PACIFIC SMALL COMPANY PORTFOLIO

   The Asia Pacific Small Company Portfolio is designed to capture the returns of small company stocks in Australia, Hong Kong, New Zealand, and Singapore by purchasing shares of the Asia Pacific Small Company Series, a Master Fund managed by Dimensional that invests in such securities. The Portfolio generally excludes stocks with the lowest profitability and highest relative price. Relative price is measured primarily by book-to-market ratio. In assessing profitability, Dimensional may consider such factors as earnings or profits from operations relative to book value or assets. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2017, the Master Fund held approximately 900 securities across the eligible countries. In general, average cash exposure throughout the year was less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2017, total returns were 15.70% for the Portfolio and 16.75% for the MSCI Pacific ex Japan Small Cap Index (net dividends), the Portfolio's benchmark. As a result of the Master Fund's diversified investment approach, performance was determined principally by broad trends in Asia Pacific equity markets rather than by the behavior of a limited number of stocks. The Master Fund's greater emphasis on micro-cap stocks and consequent lesser allocation to other small-cap stocks detracted from performance relative to the benchmark, as micro-cap stocks generally underperformed in Asia Pacific equity markets. The Master Fund's exclusion of companies with the lowest profitability and highest relative price contributed positively to relative performance, as those companies underperformed for the period.

UNITED KINGDOM SMALL COMPANY PORTFOLIO

   The United Kingdom Small Company Portfolio is designed to capture the returns of small company stocks in the U.K. by purchasing shares of the United Kingdom Small Company Series, a Master Fund managed by Dimensional that invests in such securities. The Portfolio generally excludes stocks with the lowest profitability and highest relative price. Relative price is measured primarily by book-to-market ratio. In assessing profitability, the Advisor may consider such factors as earnings or profits from operations relative to book value or assets. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2017, the Master Fund held approximately 330 securities. In general, average cash exposure throughout the year was less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2017, total returns were 29.28% for the Portfolio and 32.13% for the MSCI UK Small Cap Index (net dividends), the Portfolio's benchmark. As a result of the Master Fund's diversified investment approach, performance was determined principally by broad trends in the U.K. equity market rather than by the behavior of a limited number of stocks. By design, the Master Fund provides consistent and diversified exposure to small companies in the U.K. Due to differences in methodology, the Master Fund may invest in or hold small-cap securities with higher market capitalizations that the benchmark does not hold. The Master Fund's holdings of these securities underperformed for the period and detracted from the Master Fund's performance relative to the benchmark. Additionally, the Master Fund may exclude securities that are included in the benchmark but listed on exchanges not yet approved for investment by Dimensional. The Master Fund's exclusion of these securities also detracted from relative performance, as those stocks generally outperformed for the period. The Master Fund's general exclusions of real estate investment trusts (REITs) and companies with the lowest profitability and highest relative price contributed positively to relative performance, as those securities generally underperformed for the period.

CONTINENTAL SMALL COMPANY PORTFOLIO

   The Continental Small Company Portfolio is designed to capture the returns of small company stocks in the developed markets of Europe (excluding the U.K.) and Israel by purchasing shares of the Continental Small Company Series, a Master Fund managed by Dimensional that invests in such securities. The Portfolio generally excludes stocks with the lowest profitability and highest relative price. Relative price is measured primarily by book-to-market ratio. In assessing profitability, Dimensional may consider such factors as earnings or profits from operations relative to book value or assets. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2017, the Master Fund held approximately 1,200 securities in 15 eligible countries. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2017, total returns were 33.68% for the Portfolio and 34.23% for the MSCI Europe ex UK Small Cap Index (net dividends), the Portfolio's benchmark. Due to differences in methodology, the Master Fund and the benchmark may have different definitions for the maximum market capitalization of small-cap securities on a country-by-country basis. As a result, the Master Fund and the benchmark may invest in or hold small-cap securities that the other does not hold. Differences in holdings of these securities detracted from the Master Fund's performance relative to the benchmark. The Master Fund's exclusion of real estate investment trusts (REITs) contributed positively to relative performance, as those securities underperformed for the period.

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

   The DFA International Real Estate Securities Portfolio is designed to capture the returns of a broadly diversified portfolio of real estate securities in developed ex U.S. and emerging markets. As of October 31, 2017, the Portfolio held approximately 300 securities in 21 approved developed ex U.S. and emerging markets countries. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2017, total returns were 5.46% for the Portfolio and 5.70% for the S&P Global ex US REIT Index (net dividends), the Portfolio's benchmark. As a result of the Portfolio's diversified approach, performance was generally determined by broad trends in international real estate securities markets rather than by the behavior of a limited number of stocks. The Portfolio's lesser allocation to Spain detracted from performance relative to the benchmark, as did holdings differences among diversified REITs. These holdings differences were due to methodology differences between the Portfolio and the benchmark. Withholding tax rate differences between the Portfolio and the benchmark had a positive impact on relative performance for the period.

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO

   The DFA Global Real Estate Securities Portfolio is designed to capture the returns of a broadly diversified group of real estate securities in developed and emerging markets. As of October 31, 2017, the Portfolio invested in the DFA International Real Estate Securities Portfolio, the DFA Real Estate Securities Portfolio, and individual securities. As of October 31, 2017, the Portfolio held, either directly or through the underlying portfolios, approximately 440 securities in 22 approved developed and emerging markets. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2017, total returns were 5.82% for the Portfolio and 4.31% for the S&P Global REIT Index (net dividends), the Portfolio's benchmark. As a result of the Portfolio's diversified approach, performance was generally determined by broad trends in global real estate markets rather than by the behavior of a limited number of stocks. At the country level, holdings differences between the Portfolio and the benchmark in the U.S. contributed positively to relative performance. These holdings differences were primarily driven by differences in REIT eligibility between the Portfolio and the benchmark, most notably among data center REITs. Withholding tax rate differences between the Portfolio and the benchmark also had a positive impact on relative performance for the period.

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

   The DFA International Small Cap Value Portfolio is designed to capture the returns of small-cap value stocks in developed ex U.S. markets. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2017, the Portfolio held over 2,100 securities in 22 eligible developed markets. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2017, total returns were 27.49% for the Portfolio and 25.86% for the MSCI World ex USA Small Cap Index (net dividends), the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in developed ex U.S. equity markets rather than by the behavior of a limited number of stocks. At the sector level, the Portfolio generally excludes real estate investment trusts (REITs). This exclusion benefited the Portfolio's performance relative to the benchmark, as REITs underperformed most other sectors for the period. At the country level, the Portfolio's greater focus on small-caps and micro-caps had a positive impact in Japan.

INTERNATIONAL VECTOR EQUITY PORTFOLIO

   The International Vector Equity Portfolio is designed to capture the returns of a broadly diversified group of stocks in developed ex U.S. markets, with increased exposure to stocks with smaller market capitalization, lower relative price (value), and higher profitability. In assessing profitability Dimensional may consider such factors as earnings or profits from operations relative to book value or assets. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2017, the Portfolio held approximately 4,900 securities in 22 eligible developed markets. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2017, total returns were 26.83% for the Portfolio and 22.74% for the MSCI World ex USA Index (net dividends), the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in developed ex U.S. equity markets rather than by the behavior of a limited number of stocks. The Portfolio's inclusion of and greater emphasis on small-cap stocks contributed positively to performance relative to the benchmark (which is mostly composed of large- and mid-cap stocks), as small-caps generally outperformed large-caps in developed markets outside the U.S. At the sector level, the Portfolio's general exclusion of real estate investment trusts (REITs) had a positive impact on relative performance, as REITs underperformed the benchmark.

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

   The International High Relative Profitability Portfolio seeks to capture the returns of developed ex U.S. large-cap stocks with higher profitability. In assessing profitability, Dimensional may consider such factors as earnings or profits from operations relative to book value or assets. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2017, the Portfolio held approximately 480 securities in 22 eligible developed markets. In general, average cash exposure since inception was less than 1% of the Portfolio's assets.

   From inception on May 16, 2017, through October 31, 2017, total returns were 7.38% for the Portfolio and 7.34% for the MSCI World ex USA Index (net dividends), the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in developed ex U.S. equity markets rather than by the behavior of a limited number of stocks. With mid-cap stocks generally outperforming large-cap stocks for the period, the Portfolio's emphasis on mid-cap stocks contributed positively to performance relative to the benchmark. This was partially offset by the Portfolio's focus on stocks with high profitability, as these stocks generally underperformed for the period and detracted from relative performance.

WORLD EX U.S. VALUE PORTFOLIO

   The World ex U.S. Value Portfolio is designed to capture the returns of value stocks across all market capitalizations in developed ex U.S. and emerging markets. The Portfolio may pursue its objective by holding direct securities; by purchasing shares of funds managed by Dimensional: the DFA International Value Series, the DFA International Small Cap Value Portfolio, and the Dimensional Emerging Markets Value Fund (the "Underlying Funds"); or by a combination of securities and Underlying Funds. Value is measured primarily by price-to-book ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2017, the Underlying Funds collectively held approximately 5,000 securities in 41 eligible developed ex U.S. and emerging markets. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2017, total returns were 25.97% for the Portfolio and 23.64% for the MSCI All Country World ex USA Index (net dividends), the Portfolio's benchmark. As a result of the Underlying Funds' diversified investment approach, performance was determined principally by broad trends in developed ex U.S. and emerging equity markets rather than by the behavior of a limited number of stocks. With low relative price (value) stocks outperforming high relative price (growth) stocks in developed ex U.S. markets for the period, the Underlying Funds' focus on value stocks contributed positively to the Portfolio's performance relative to the benchmark. The Underlying Funds' general exclusion of real estate investment trusts (REITs) and certain utilities had a positive impact on relative performance, as REITs and utilities underperformed the benchmark.

WORLD EX U.S. TARGETED VALUE PORTFOLIO

   The World ex U.S. Targeted Value Portfolio is designed to capture the returns of small- and mid-cap value stocks in developed ex U.S. and emerging markets. Value is measured primarily by book-to-market ratio. The World ex U.S. Targeted Value Portfolio may also consider profitability in the Portfolio's construction. In assessing profitability, Dimensional may consider such factors as earnings or profits from operations relative to book value or assets. The investment strategy is process-driven, emphasizing broad diversification. As of October 31, 2017, the Portfolio held approximately 4,400 securities. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2017, total returns were 27.61% for the Portfolio and 24.70% for the MSCI All Country World ex USA Small Cap Index (net dividends), the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in developed ex U.S. and emerging markets rather than by the behavior of a limited number of stocks. Within the small cap universe, high-profitability stocks generally outperformed low-profitability stocks for the period. As a result, the Portfolio's greater emphasis on high-profitability stocks contributed positively to performance relative to the benchmark. At the sector level, the Portfolio generally excludes real estate investment trusts (REITs). This exclusion also had a positive impact on the Portfolio's relative performance, as REITs underperformed most other sectors for the period.

WORLD EX U.S. CORE EQUITY PORTFOLIO

   The World ex U.S. Core Equity Portfolio is designed to capture the returns of a broadly diversified group of stocks in developed ex U.S. and emerging markets with increased exposure to stocks with smaller market capitalization, lower relative price (value), and higher profitability. In assessing profitability Dimensional may consider such factors as earnings or profits from operations relative to book value or assets. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2017, the Portfolio held approximately 8,300 securities in 43 eligible developed and emerging markets. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2017, total returns were 25.33% for the Portfolio and 23.64% for the MSCI All Country World ex USA Index (net dividends), the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in developed ex U.S. and emerging equity markets rather than by the behavior of a limited number of stocks. With developed ex U.S. small-caps generally outperforming large-caps for the period, the Portfolio's inclusion of and emphasis on small-cap stocks contributed positively to performance relative to the benchmark (which is mostly composed of large- and mid-cap stocks). At the sector level, the Portfolio's general exclusion of real estate investment trusts (REITs) also benefited relative performance, as REITs underperformed the benchmark.

WORLD CORE EQUITY PORTFOLIO

   The World Core Equity Portfolio seeks long-term capital appreciation generally by investing in a combination of other mutual funds managed by Dimensional. As of the date of this report, the Portfolio's investments included the U.S. Core Equity 1 Portfolio, International Core Equity Portfolio, and Emerging Markets Core Equity Portfolio (collectively, the "Underlying Funds"). The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2017, the Underlying Funds collectively held more than 12,000 equity securities in 44 countries.

   For the 12 months ended October 31, 2017, total returns were 25.14% for the Portfolio and 23.20% for the MSCI All Country World Index (net dividends), the Portfolio's benchmark. As a result of the Underlying Funds' diversified investment approach, performance was determined principally by broad trends in global equity markets rather than by the behavior of a limited group of stocks. With U.S. and developed ex U.S. small-caps generally outperforming large-caps for the period, the Underlying Funds' inclusion of and emphasis on small-cap stocks contributed positively to Portfolio's performance relative to the benchmark (which is mostly composed of large- and mid-cap stocks). At the sector level, the Underlying Funds' general exclusion of real estate investment trusts (REITs) also benefited relative performance, as REITs underperformed the benchmark.

SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO

   The Selectively Hedged Global Equity Portfolio seeks long-term capital appreciation by investing in a combination of other mutual funds managed by Dimensional. As of the date of this report, the Portfolio invests in the U.S. Core Equity 2 Portfolio, International Core Equity Portfolio, and Emerging Markets Core Equity Portfolio (the "Underlying Funds"). The Portfolio hedges foreign currency exposure on a selective basis to capture positive forward currency premiums. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2017, the Underlying Funds collectively held more than 12,000 equity securities in 44 countries.

   For the 12 months ended October 31, 2017, total returns were 24.54% for the Portfolio and 23.20% for the MSCI All Country World Index (net dividends), the Portfolio's benchmark. As a result of the Underlying Funds' diversified investment approach, performance was determined principally by broad trends in global equity markets (rather than by the behavior of a limited group of stocks in a particular industry or country) and by the effect of the Portfolio's currency hedging activity. With U.S. and developed ex U.S. small-caps generally outperforming large for the period, the Underlying Funds' inclusion of and emphasis on small-cap stocks contributed positively to Portfolio's performance relative to the benchmark (which is mostly composed of large- and mid-cap stocks). At the sector level, the Underlying Funds' general exclusion of real estate investment trusts (REITs) also benefited relative performance, as REITs underperformed the benchmark. The Portfolio's strategy of selectively hedging foreign currency exposure slightly detracted from relative performance, as the U.S. dollar generally depreciated against the currencies that it had hedged and the benchmark does not hedge currency exposure.

EMERGING MARKETS PORTFOLIO

   The Emerging Markets Portfolio is designed to capture the returns of large-cap stocks in selected emerging markets countries by purchasing shares of The Emerging Markets Series, a Master Fund managed by Dimensional that invests in such securities. The investment strategy is process driven, emphasizing broad diversification with increased exposure to smaller total market capitalization large company stocks, low relative price (value) stocks, and higher-profitability stocks relative to the emerging markets large-cap universe. In assessing profitability Dimensional may consider such factors as earnings or profits from operations relative to book value or assets. As of October 31, 2017, the Master Fund held approximately 1,100 securities across 21 eligible emerging markets. In general, average cash exposure throughout the year was less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2017, total returns were 24.83% for the Portfolio and 26.45% for the MSCI Emerging Markets Index (net dividends), the Portfolio's benchmark. As a result of the Master Fund's diversified approach, performance was generally determined by broad trends in emerging markets rather than by the behavior of a limited number of stocks. The Master Fund's greater emphasis on smaller market cap stocks within the large-cap space detracted from the Portfolio's performance relative to the benchmark (which is composed of mostly mid- and large-cap stocks), as smaller stocks within the large-cap space generally underperformed other large-caps for the period. At the country level, the Master Fund's lesser allocation to China detracted from relative performance, as China was among the strongest-performing countries in the benchmark. Conversely, the Master Fund's lack of exposure to Qatar and the U.A.E., (both of which were included in the benchmark) contributed positively to relative performance, as those countries underperformed.

EMERGING MARKETS SMALL CAP PORTFOLIO

   The Emerging Markets Small Cap Portfolio is designed to capture the returns of small company stocks in selected emerging markets by purchasing shares of The Emerging Markets Small Cap Series, a Master Fund managed by Dimensional that invests in such securities. The Master Fund's investment strategy is process driven, emphasizing broad diversification. As of October 31, 2017, the Master Fund held approximately 4,000 securities across 17 eligible emerging markets. In general, average cash exposure throughout the year was less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2017, total returns were 21.00% for the Portfolio and 26.45% for the MSCI Emerging Markets Index (net dividends), the Portfolio's benchmark. As a result of the Master Fund's diversified approach, performance was principally determined by broad trends in emerging markets rather than by the behavior of a limited number of stocks. With small-caps generally underperforming large-caps for the year, the Master Fund's focus on small-caps was the primary driver of the Portfolio's underperformance relative to the benchmark (which is composed of mostly mid- and large-cap stocks). At the country level, the Master Fund's lesser allocation to China detracted from relative performance, as China was among the strongest-performing countries in the benchmark.

EMERGING MARKETS VALUE PORTFOLIO

   The Emerging Markets Value Portfolio is designed to capture the returns of value stocks of large and small companies in selected emerging markets by purchasing shares of the Dimensional Emerging Markets Value Fund, a Master Fund managed by Dimensional that invests in such securities. Value is measured primarily by price-to-book ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2017, the Master Fund held approximately 2,400 securities across 19 eligible emerging markets. In general, average cash exposure throughout the year was less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2017, total returns were 24.11% for the Portfolio's Class R2 shares, 24.41% for the Portfolio's Institutional
Class shares, and 26.45% for the MSCI Emerging Markets Index (net dividends), the Portfolio's benchmark. As a result of the Master Fund's diversified investment approach, the Portfolio's performance was generally determined by broad trends in emerging markets rather than by the behavior of a limited number of stocks. With low relative price (value) underperforming high relative price (growth) stocks among large-caps for the period, the Master Fund's focus on value stocks had a negative impact on performance relative to the style-neutral benchmark. At the country level, the Master Fund's lesser allocation to China detracted from relative performance, as China was among the strongest-performing countries in the benchmark. The Master Fund's greater focus on value securities in India had a positive impact on relative performance, as these securities outperformed.

EMERGING MARKETS CORE EQUITY PORTFOLIO

   The Emerging Markets Core Equity Portfolio is designed to capture the returns of a broadly diversified group of stocks in emerging markets, with increased exposure to stocks with smaller market capitalization, lower relative price (value), and higher profitability. In assessing profitability Dimensional may consider such factors as earnings or profits from operations relative to book value or assets. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2017, the Portfolio held approximately 4,800 securities across 21 eligible emerging markets. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2017, total returns were 24.02% for the Portfolio and 26.45% for the MSCI Emerging Markets Index (net dividends), the Portfolio's benchmark. As a result of the Portfolio's diversified approach, performance was generally determined by broad trends in emerging markets rather than by the behavior of a limited number of stocks. The Portfolio's inclusion of and greater emphasis on small-cap stocks were the primary drivers of underperformance relative to the benchmark (which is mostly composed of large- and mid-cap stocks), as small-caps generally underperformed larger company securities for the period. Additionally, with low relative price (value) stocks generally underperforming high relative price (growth) stocks in emerging markets, the Portfolio's greater emphasis on value stocks detracted from relative performance. At the country level, the Portfolio's lesser allocation to China also detracted from relative performance, as China was among the stronger performers in the benchmark for the period.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (UNAUDITED)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   ACTUAL FUND RETURN

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                              SIX MONTHS ENDED OCTOBER 31, 2017
 EXPENSE TABLES
                                        BEGINNING  ENDING              EXPENSES
                                         ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                          VALUE    VALUE     EXPENSE    DURING
                                        05/01/17  10/31/17    RATIO*   PERIOD*
                                        --------- --------- ---------- --------
 ENHANCED U.S. LARGE COMPANY PORTFOLIO
 -------------------------------------
 Actual Fund Return
  Institutional Class Shares........... $1,000.00 $1,090.00    0.15%    $0.79
 Hypothetical 5% Annual Return
  Institutional Class Shares........... $1,000.00 $1,024.45    0.15%    $0.77

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                     BEGINNING  ENDING              EXPENSES
                                      ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                       VALUE    VALUE     EXPENSE    DURING
                                     05/01/17  10/31/17    RATIO*   PERIOD*
                                     --------- --------- ---------- --------
   U.S. LARGE CAP EQUITY PORTFOLIO
   -------------------------------
   Actual Fund Return
    Institutional Class Shares...... $1,000.00 $1,088.40    0.18%    $0.95
   Hypothetical 5% Annual Return
    Institutional Class Shares...... $1,000.00 $1,024.30    0.18%    $0.92

   U.S. LARGE CAP VALUE PORTFOLIO**
   --------------------------------
   Actual Fund Return
    Institutional Class Shares...... $1,000.00 $1,077.50    0.27%    $1.41
   Hypothetical 5% Annual Return
    Institutional Class Shares...... $1,000.00 $1,023.84    0.27%    $1.38

   U.S. TARGETED VALUE PORTFOLIO
   -----------------------------
   Actual Fund Return
    Class R1 Shares................. $1,000.00 $1,058.80    0.47%    $2.44
    Class R2 Shares................. $1,000.00 $1,057.80    0.62%    $3.22
    Institutional Class Shares...... $1,000.00 $1,059.30    0.37%    $1.92
   Hypothetical 5% Annual Return
    Class R1 Shares................. $1,000.00 $1,022.84    0.47%    $2.40
    Class R2 Shares................. $1,000.00 $1,022.08    0.62%    $3.16
    Institutional Class Shares...... $1,000.00 $1,023.34    0.37%    $1.89

   U.S. SMALL CAP VALUE PORTFOLIO
   ------------------------------
   Actual Fund Return
    Institutional Class Shares...... $1,000.00 $1,059.00    0.52%    $2.70
   Hypothetical 5% Annual Return
    Institutional Class Shares...... $1,000.00 $1,022.58    0.52%    $2.65

   U.S. CORE EQUITY 1 PORTFOLIO
   ----------------------------
   Actual Fund Return
    Institutional Class Shares...... $1,000.00 $1,089.10    0.19%    $1.00
   Hypothetical 5% Annual Return
    Institutional Class Shares...... $1,000.00 $1,024.25    0.19%    $0.97

   U.S. CORE EQUITY 2 PORTFOLIO
   ----------------------------
   Actual Fund Return
    Institutional Class Shares...... $1,000.00 $1,082.30    0.22%    $1.15
   Hypothetical 5% Annual Return
    Institutional Class Shares...... $1,000.00 $1,024.10    0.22%    $1.12

   U.S. VECTOR EQUITY PORTFOLIO
   ----------------------------
   Actual Fund Return
    Institutional Class Shares...... $1,000.00 $1,071.40    0.32%    $1.67
   Hypothetical 5% Annual Return
    Institutional Class Shares...... $1,000.00 $1,023.59    0.32%    $1.63

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                                BEGINNING  ENDING              EXPENSES
                                                 ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                                  VALUE    VALUE     EXPENSE    DURING
                                                05/01/17  10/31/17    RATIO*   PERIOD*
                                                --------- --------- ---------- --------
U.S. SMALL CAP PORTFOLIO
------------------------
Actual Fund Return
 Institutional Class Shares.................... $1,000.00 $1,065.50    0.37%    $1.93
Hypothetical 5% Annual Return
 Institutional Class Shares.................... $1,000.00 $1,023.34    0.37%    $1.89

U.S. MICRO CAP PORTFOLIO
------------------------
Actual Fund Return
 Institutional Class Shares.................... $1,000.00 $1,083.90    0.52%    $2.73
Hypothetical 5% Annual Return
 Institutional Class Shares.................... $1,000.00 $1,022.58    0.52%    $2.65

U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO****
----------------------------------------------
Actual Fund Return
 Institutional Class Shares.................... $1,000.00 $1,098.40    0.25%    $1.21
Hypothetical 5% Annual Return
 Institutional Class Shares.................... $1,000.00 $1,021.86    0.25%    $1.16

DFA REAL ESTATE SECURITIES PORTFOLIO
------------------------------------
Actual Fund Return
 Institutional Class Shares.................... $1,000.00 $1,021.20    0.18%    $0.92
Hypothetical 5% Annual Return
 Institutional Class Shares.................... $1,000.00 $1,024.30    0.18%    $0.92

LARGE CAP INTERNATIONAL PORTFOLIO
---------------------------------
Actual Fund Return
 Institutional Class Shares.................... $1,000.00 $1,113.20    0.23%    $1.23
Hypothetical 5% Annual Return
 Institutional Class Shares.................... $1,000.00 $1,024.05    0.23%    $1.17

INTERNATIONAL CORE EQUITY PORTFOLIO
-----------------------------------
Actual Fund Return
 Institutional Class Shares.................... $1,000.00 $1,125.70    0.29%    $1.55
Hypothetical 5% Annual Return
 Institutional Class Shares.................... $1,000.00 $1,023.74    0.29%    $1.48

INTERNATIONAL SMALL COMPANY PORTFOLIO***
----------------------------------------
Actual Fund Return
 Institutional Class Shares.................... $1,000.00 $1,123.90    0.53%    $2.84
Hypothetical 5% Annual Return
 Institutional Class Shares.................... $1,000.00 $1,022.53    0.53%    $2.70

GLOBAL SMALL COMPANY PORTFOLIO***
---------------------------------
Actual Fund Return
 Institutional Class Shares.................... $1,000.00 $1,090.80    0.52%    $2.74
Hypothetical 5% Annual Return
 Institutional Class Shares.................... $1,000.00 $1,022.58    0.52%    $2.65

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                                    BEGINNING  ENDING              EXPENSES
                                                     ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                                      VALUE    VALUE     EXPENSE    DURING
                                                    05/01/17  10/31/17    RATIO*   PERIOD*
                                                    --------- --------- ---------- --------
JAPANESE SMALL COMPANY PORTFOLIO**
----------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $1,184.10    0.53%    $2.92
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,022.53    0.53%    $2.70

ASIA PACIFIC SMALL COMPANY PORTFOLIO**
--------------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $1,103.80    0.54%    $2.86
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,022.48    0.54%    $2.75

UNITED KINGDOM SMALL COMPANY PORTFOLIO**
----------------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $1,073.40    0.59%    $3.08
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,022.23    0.59%    $3.01

CONTINENTAL SMALL COMPANY PORTFOLIO**
-------------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $1,132.00    0.56%    $3.01
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,022.38    0.56%    $2.85

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
--------------------------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $1,016.00    0.28%    $1.42
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,023.79    0.28%    $1.43

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO*****
------------------------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $1,021.60    0.24%    $1.22
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,024.00    0.24%    $1.22

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
-------------------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $1,125.40    0.68%    $3.64
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,021.78    0.68%    $3.47

INTERNATIONAL VECTOR EQUITY PORTFOLIO
-------------------------------------
Actual Fund Return
 Institutional Class Shares........................ $1,000.00 $1,128.80    0.49%    $2.63
Hypothetical 5% Annual Return
 Institutional Class Shares........................ $1,000.00 $1,022.74    0.49%    $2.50

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                                         BEGINNING  ENDING              EXPENSES
                                                          ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                                           VALUE    VALUE     EXPENSE    DURING
                                                         05/01/17  10/31/17    RATIO*   PERIOD*
                                                         --------- --------- ---------- --------
INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO****
-------------------------------------------------------
Actual Fund Return
 Institutional Class Shares............................. $1,000.00 $1,000.00    0.32%    $1.47
Hypothetical 5% Annual Return
 Institutional Class Shares............................. $1,000.00 $1,021.54    0.32%    $1.49

WORLD EX U.S. VALUE PORTFOLIO***
--------------------------------
Actual Fund Return
 Institutional Class Shares............................. $1,000.00 $1,127.80    0.51%    $2.74
Hypothetical 5% Annual Return
 Institutional Class Shares............................. $1,000.00 $1,022.63    0.51%    $2.60

WORLD EX U.S. TARGETED VALUE PORTFOLIO
--------------------------------------
Actual Fund Return
 Institutional Class Shares............................. $1,000.00 $1,120.30    0.65%    $3.47
Hypothetical 5% Annual Return
 Institutional Class Shares............................. $1,000.00 $1,021.93    0.65%    $3.31

WORLD EX U.S. CORE EQUITY PORTFOLIO
-----------------------------------
Actual Fund Return
 Institutional Class Shares............................. $1,000.00 $1,125.80    0.38%    $2.04
Hypothetical 5% Annual Return
 Institutional Class Shares............................. $1,000.00 $1,023.29    0.38%    $1.94

WORLD CORE EQUITY PORTFOLIO***
------------------------------
Actual Fund Return
 Institutional Class Shares............................. $1,000.00 $1,106.60    0.35%    $1.86
Hypothetical 5% Annual Return
 Institutional Class Shares............................. $1,000.00 $1,023.44    0.35%    $1.79

SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO***
---------------------------------------------
Actual Fund Return
 Institutional Class Shares............................. $1,000.00 $1,099.10    0.35%    $1.85
Hypothetical 5% Annual Return
 Institutional Class Shares............................. $1,000.00 $1,023.44    0.35%    $1.79

EMERGING MARKETS PORTFOLIO**
----------------------------
Actual Fund Return
 Institutional Class Shares............................. $1,000.00 $1,143.00    0.48%    $2.59
Hypothetical 5% Annual Return
 Institutional Class Shares............................. $1,000.00 $1,022.79    0.48%    $2.45

EMERGING MARKETS SMALL CAP PORTFOLIO**
--------------------------------------
Actual Fund Return
 Institutional Class Shares............................. $1,000.00 $1,101.70    0.74%    $3.92
Hypothetical 5% Annual Return
 Institutional Class Shares............................. $1,000.00 $1,021.48    0.74%    $3.77

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                        BEGINNING  ENDING              EXPENSES
                                         ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                          VALUE    VALUE     EXPENSE    DURING
                                        05/01/17  10/31/17    RATIO*   PERIOD*
                                        --------- --------- ---------- --------
EMERGING MARKETS VALUE PORTFOLIO**
----------------------------------
Actual Fund Return
 Class R2 Shares....................... $1,000.00 $1,114.10    0.82%    $4.37
 Institutional Class Shares............ $1,000.00 $1,115.80    0.57%    $3.04
Hypothetical 5% Annual Return
 Class R2 Shares....................... $1,000.00 $1,021.07    0.82%    $4.18
 Institutional Class Shares............ $1,000.00 $1,022.33    0.57%    $2.91

EMERGING MARKETS CORE EQUITY PORTFOLIO
--------------------------------------
Actual Fund Return
 Institutional Class Shares............ $1,000.00 $1,130.70    0.53%    $2.85
Hypothetical 5% Annual Return
 Institutional Class Shares............ $1,000.00 $1,022.53    0.53%    $2.70

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period
     (184), then divided by the number of days in the year (365) to reflect the six-month period.

** The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).

*** The Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the Fund of Funds' portion of the expenses of its Master and/or Underlying Funds (Affiliated Investment Companies).

**** The Portfolios commenced operations on May 16, 2017. Expenses are equal to the fund's annualized expense ratio for the period, multiplied by the average account value over the period, multiplied by the number of days since inception (168), then divided by the number of days in the year
     (365) to reflect the period. The "Ending Account Value" is derived from the fund's share class actual return since inception. The "Hypothetical 5% Annual Return" information reflects the 184 day period for the period ended October 31, 2017 to allow for comparability.

*****The Portfolio invests directly and indirectly through other funds. The expenses shown reflect the direct expenses of the fund and the fund's portion of the expenses of its Master and/or Underlying Funds (Affiliated Investment Companies).

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (UNAUDITED)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on September 29, 2017. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

   The categories of industry classification for the Affiliated Investment Companies are represented in their Disclosures of Portfolio Holdings, which are included elsewhere within the report. Refer to the Schedule of Investments/Summary Schedule of Portfolio Holdings for each of the underlying Affiliated Investment Company's holdings, which reflect the investments by category or country.

FEEDER FUNDS

                                                             AFFILIATED INVESTMENT COMPANIES
                                                             -------------------------------
U.S. Large Cap Value Portfolio..............................              100.0%
Japanese Small Company Portfolio............................              100.0%
Asia Pacific Small Company Portfolio........................              100.0%
United Kingdom Small Company Portfolio......................              100.0%
Continental Small Company Portfolio.........................              100.0%
Emerging Markets Portfolio..................................              100.0%
Emerging Markets Small Cap Portfolio........................              100.0%
Emerging Markets Value Portfolio............................              100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS
CONTINUED


FUND OF FUNDS

 International Small Company Portfolio................................. 100.0%
 Global Small Company Portfolio........................................ 100.0%
 World ex U.S. Value Portfolio......................................... 100.0%
 World Core Equity Portfolio........................................... 100.0%
 Selectively Hedged Global Equity Portfolio............................ 100.0%

ENHANCED DOMESTIC EQUITY PORTFOLIO

       ENHANCED U.S. LARGE COMPANY PORTFOLIO
Corporate....................................  35.7%
Foreign Corporate............................  24.8%
Foreign Government...........................  18.5%
Government...................................  19.7%
Supranational................................   1.3%
                                              -----
                                              100.0%

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

          U.S. LARGE CAP EQUITY PORTFOLIO
Consumer Discretionary.......................  14.4%
Consumer Staples.............................   7.8%
Energy.......................................   5.1%
Financials...................................  14.8%
Health Care..................................  13.4%
Industrials..................................  12.2%
Information Technology.......................  23.2%
Materials....................................   4.0%
Real Estate..................................   0.2%
Telecommunication Services...................   2.3%
Utilities....................................   2.6%
                                              -----
                                              100.0%

           U.S. TARGETED VALUE PORTFOLIO
Consumer Discretionary.......................  15.9%
Consumer Staples.............................   2.5%
Energy.......................................   9.7%
Financials...................................  24.3%
Health Care..................................   5.6%
Industrials..................................  21.7%
Information Technology.......................  12.6%
Materials....................................   5.8%
Real Estate..................................   0.5%
Telecommunication Services...................   0.7%
Utilities....................................   0.7%
                                              -----
                                              100.0%

          U.S. SMALL CAP VALUE PORTFOLIO
Consumer Discretionary.......................  15.3%
Consumer Staples.............................   4.4%
Energy.......................................   9.0%
Financials...................................  26.9%
Health Care..................................   4.8%
Industrials..................................  18.3%
Information Technology.......................  14.5%
Materials....................................   5.6%
Real Estate..................................   0.2%
Telecommunication Services...................   1.0%
                                              -----
                                              100.0%

           U.S. CORE EQUITY 1 PORTFOLIO
Consumer Discretionary.......................  15.2%
Consumer Staples.............................   6.9%
Energy.......................................   4.8%
Financials...................................  15.8%
Health Care..................................  11.7%
Industrials..................................  13.8%
Information Technology.......................  21.9%
Materials....................................   4.7%
Real Estate..................................   0.3%
Telecommunication Services...................   2.0%
Utilities....................................   2.9%
                                              -----
                                              100.0%

           U.S. CORE EQUITY 2 PORTFOLIO
Consumer Discretionary.......................  14.5%
Consumer Staples.............................   6.0%
Energy.......................................   5.3%
Financials...................................  19.3%
Health Care..................................  11.0%
Industrials..................................  14.6%
Information Technology.......................  19.7%
Materials....................................   5.0%
Real Estate..................................   0.4%
Telecommunication Services...................   2.2%
Utilities....................................   2.0%
                                              -----
                                              100.0%

           U.S. VECTOR EQUITY PORTFOLIO
Consumer Discretionary.......................  13.9%
Consumer Staples.............................   4.3%
Energy.......................................   6.6%
Financials...................................  24.5%
Health Care..................................   8.3%
Industrials..................................  16.9%
Information Technology.......................  15.8%
Materials....................................   5.7%
Real Estate..................................   0.5%
Telecommunication Services...................   2.4%
Utilities....................................   1.1%
                                              -----
                                              100.0%

             U.S. SMALL CAP PORTFOLIO
Consumer Discretionary.......................  15.5%
Consumer Staples.............................   4.2%
Energy.......................................   4.4%
Financials...................................  21.0%
Health Care..................................   8.4%
Industrials..................................  20.1%
Information Technology.......................  15.2%
Materials....................................   5.5%
Real Estate..................................   0.6%
Telecommunication Services...................   1.2%
Utilities....................................   3.9%
                                              -----
                                              100.0%

             U.S. MICRO CAP PORTFOLIO
Consumer Discretionary.......................  14.1%
Consumer Staples.............................   3.5%
Energy.......................................   3.4%
Financials...................................  22.1%
Health Care..................................  10.0%
Industrials..................................  22.2%
Information Technology.......................  14.0%
Materials....................................   5.5%
Real Estate..................................   1.0%
Telecommunication Services...................   1.8%
Utilities....................................   2.4%
                                              -----
                                              100.0%

    U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO
Consumer Discretionary.......................  21.9%
Consumer Staples.............................  12.5%
Energy.......................................   0.8%
Financials...................................   3.4%
Health Care..................................   8.2%
Industrials..................................  19.7%
Information Technology.......................  25.4%
Materials....................................   4.8%
Telecommunication Services...................   3.0%
Utilities....................................   0.3%
                                              -----
                                              100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS
CONTINUED


       DFA REAL ESTATE SECURITIES PORTFOLIO
Real Estate Investment Trusts................ 100.0%
                                              -----
                                              100.0%

         LARGE CAP INTERNATIONAL PORTFOLIO
Consumer Discretionary.......................  13.1%
Consumer Staples.............................  10.2%
Energy.......................................   6.2%
Financials...................................  21.0%
Health Care..................................   8.8%
Industrials..................................  15.3%
Information Technology.......................   5.9%
Materials....................................  10.3%
Real Estate..................................   1.9%
Telecommunication Services...................   4.0%
Utilities....................................   3.3%
                                              -----
                                              100.0%

        INTERNATIONAL CORE EQUITY PORTFOLIO
Consumer Discretionary.......................  16.3%
Consumer Staples.............................   7.0%
Energy.......................................   5.7%
Financials...................................  17.8%
Health Care..................................   5.3%
Industrials..................................  18.7%
Information Technology.......................   6.9%
Materials....................................  13.6%
Real Estate..................................   2.4%
Telecommunication Services...................   3.2%
Utilities....................................   3.1%
                                              -----
                                              100.0%

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
Real Estate.................................. 100.0%
                                              -----
                                              100.0%

    DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO
Affiliated Investment Companies..............  58.6%
Real Estate..................................  41.4%
                                              -----
                                              100.0%

    DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
Consumer Discretionary.......................  16.4%
Consumer Staples.............................   4.4%
Energy.......................................   5.9%
Financials...................................  19.9%
Health Care..................................   1.6%
Industrials..................................  23.9%
Information Technology.......................   5.5%
Materials....................................  16.9%
Real Estate..................................   3.2%
Telecommunication Services...................   0.6%
Utilities....................................   1.7%
                                              -----
                                              100.0%

       INTERNATIONAL VECTOR EQUITY PORTFOLIO
Consumer Discretionary.......................  15.7%
Consumer Staples.............................   6.2%
Energy.......................................   6.7%
Financials...................................  18.1%
Health Care..................................   4.6%
Industrials..................................  19.5%
Information Technology.......................   7.6%
Materials....................................  14.7%
Real Estate..................................   2.5%
Telecommunication Services...................   2.1%
Utilities....................................   2.3%
                                              -----
                                              100.0%

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO
Consumer Discretionary.......................  17.6%
Consumer Staples.............................  12.1%
Energy.......................................   1.9%
Financials...................................   5.8%
Health Care..................................  11.6%
Industrials..................................  21.7%
Information Technology.......................   5.9%
Materials....................................  12.6%
Real Estate..................................   0.5%
Telecommunication Services...................   7.2%
Utilities....................................   3.1%
                                              -----
                                              100.0%

      WORLD EX U.S. TARGETED VALUE PORTFOLIO
Consumer Discretionary.......................  16.3%
Consumer Staples.............................   4.9%
Energy.......................................   5.2%
Financials...................................  17.7%
Health Care..................................   2.7%
Industrials..................................  20.6%
Information Technology.......................   7.8%
Materials....................................  16.8%
Real Estate..................................   5.0%
Telecommunication Services...................   1.0%
Utilities....................................   2.0%
                                              -----
                                              100.0%

        WORLD EX U.S. CORE EQUITY PORTFOLIO
Consumer Discretionary.......................  14.9%
Consumer Staples.............................   7.1%
Energy.......................................   5.7%
Financials...................................  18.1%
Health Care..................................   4.8%
Industrials..................................  16.7%
Information Technology.......................  10.1%
Materials....................................  13.0%
Real Estate..................................   3.2%
Telecommunication Services...................   3.3%
Utilities....................................   3.1%
                                              -----
                                              100.0%

      EMERGING MARKETS CORE EQUITY PORTFOLIO
Consumer Discretionary.......................  11.4%
Consumer Staples.............................   7.4%
Energy.......................................   5.5%
Financials...................................  18.2%
Health Care..................................   3.3%
Industrials..................................   9.2%
Information Technology.......................  23.0%
Materials....................................  11.0%
Real Estate..................................   3.7%
Telecommunication Services...................   3.9%
Utilities....................................   3.4%
                                              -----
                                              100.0%

                     ENHANCED U.S. LARGE COMPANY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2017

                                                       FACE
                                                      AMOUNT^   VALUE+
                                                   -  -------   ------
                                                       (000)
BONDS -- (79.6%)
AUSTRALIA -- (7.5%)
ANZ New Zealand Int'l, Ltd.
    2.600%, 09/23/19.............................       2,200 $ 2,222,192
Commonwealth Bank of Australia
##  1.375%, 09/06/18.............................       3,995   3,984,854
    5.000%, 10/15/19.............................       3,000   3,164,435
National Australia Bank, Ltd.
    2.125%, 05/22/20.............................       2,941   2,940,994
Westpac Banking Corp.
    2.250%, 07/30/18.............................       3,000   3,014,965
    2.250%, 01/17/19.............................       3,200   3,215,254
Other Securities.................................               5,340,414
                                                              -----------
TOTAL AUSTRALIA..................................              23,883,108
                                                              -----------

AUSTRIA -- (2.2%)
Oesterreichische Kontrollbank AG
    1.750%, 01/24/20.............................       5,000   4,989,016
Other Securities.................................               1,980,351
                                                              -----------
TOTAL AUSTRIA....................................               6,969,367
                                                              -----------

BELGIUM -- (0.4%)
Other Securities.................................               1,204,656
                                                              -----------

CANADA -- (14.1%)
Alberta, Province of Canada
    1.900%, 12/06/19.............................       4,600   4,591,164
Canada Housing Trust No 1
##  2.000%, 12/15/19............................. CAD   4,000   3,129,618
CPPIB Capital, Inc.
    1.400%, 06/04/20............................. CAD   6,200   4,769,016
Ontario, Province of Canada
    2.000%, 09/27/18.............................       2,200   2,206,283
Province of Ontario Canada
    4.400%, 04/14/20.............................       5,000   5,281,339
Quebec, Province of Canada
    4.500%, 12/01/19............................. CAD   2,500   2,052,186
Royal Bank of Canada
    2.000%, 12/10/18.............................       2,599   2,605,414
Saskatchewan, Province of Canada
    3.900%, 07/28/20............................. CAD   6,300   5,167,992
Toronto-Dominion Bank (The)
    1.950%, 01/22/19.............................       2,400   2,404,598
    2.563%, 06/24/20............................. CAD   3,000   2,362,887
Other Securities.................................              10,456,927
                                                              -----------
TOTAL CANADA.....................................              45,027,424
                                                              -----------

DENMARK -- (1.7%)
Kommunekredit
    1.250%, 08/27/18.............................       5,300   5,282,669
                                                              -----------

                                                       FACE
                                                      AMOUNT^   VALUE+
                                                   -  -------   ------
                                                       (000)
FINLAND -- (0.9%)
Other Securities.................................             $ 2,989,602
                                                              -----------

FRANCE -- (0.2%)
Other Securities.................................                 597,972
                                                              -----------

GERMANY -- (3.3%)
Other Securities.................................              10,583,693
                                                              -----------

IRELAND -- (1.2%)
Medtronic, Inc.
    2.500%, 03/15/20.............................       2,500   2,533,894
Other Securities.................................               1,218,071
                                                              -----------
TOTAL IRELAND....................................               3,751,965
                                                              -----------

JAPAN -- (4.3%)
Toyota Credit Canada, Inc.
    2.800%, 11/21/18............................. CAD   3,000   2,350,841
Toyota Motor Credit Corp.
    1.550%, 10/18/19.............................       2,500   2,486,139
Other Securities.................................               8,915,808
                                                              -----------
TOTAL JAPAN......................................              13,752,788
                                                              -----------

NETHERLANDS -- (7.2%)
Bank Nederlandse Gemeenten NV
##  1.000%, 09/20/18.............................       5,000   4,971,500
    1.875%, 06/11/19.............................       2,954   2,958,416
Cooperatieve Rabobank UA
    2.250%, 01/14/19.............................       4,144   4,165,363
Shell International Finance BV
    1.375%, 09/12/19.............................       3,000   2,976,990
Other Securities.................................               7,784,969
                                                              -----------
TOTAL NETHERLANDS................................              22,857,238
                                                              -----------

NORWAY -- (2.2%)
Statoil ASA
    2.250%, 11/08/19.............................       4,461   4,490,062
Other Securities.................................               2,396,159
                                                              -----------
TOTAL NORWAY.....................................               6,886,221
                                                              -----------

SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (1.2%)
Council Of Europe Development Bank
    1.625%, 03/10/20.............................       3,000   2,983,652
Other Securities.................................                 989,060
                                                              -----------
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS.....               3,972,712
                                                              -----------

SWEDEN -- (0.8%)
Other Securities.................................               2,703,253
                                                              -----------

ENHANCED U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                         FACE
                                                        AMOUNT^   VALUE+
                                                    -   -------   ------
                                                         (000)
SWITZERLAND -- (0.3%)
Other Securities...................................             $1,005,258
                                                                ----------

UNITED KINGDOM -- (1.5%)
BP Capital Markets P.L.C.
     2.315%, 02/13/20..............................       2,550  2,570,236
Other Securities...................................              2,185,127
                                                                ----------
TOTAL UNITED KINGDOM...............................              4,755,363
                                                                ----------

UNITED STATES -- (30.6%)
Apple, Inc.
     1.100%, 08/02/19..............................       3,000  2,969,949
Becton Dickinson and Co.
     2.675%, 12/15/19..............................       2,100  2,121,250
Bristol-Myers Squibb Co.
     1.600%, 02/27/19..............................       2,500  2,494,951
Chevron Corp.
     2.193%, 11/15/19..............................       3,500  3,526,471
Citizens Bank NA
     2.450%, 12/04/19..............................       2,200  2,213,324
Dominion Energy, Inc.
     2.500%, 12/01/19..............................       2,000  2,013,467
Eastman Chemical Co.
     2.700%, 01/15/20..............................       2,000  2,022,724
Enterprise Products Operating LLC
     5.250%, 01/31/20..............................       2,000  2,131,948
Exelon Generation Co. LLC
     2.950%, 01/15/20..............................       2,000  2,030,641
Humana, Inc.
     2.625%, 10/01/19..............................       2,000  2,022,634
Microsoft Corp.
     1.850%, 02/06/20..............................       3,000  3,001,244
Pfizer, Inc.
     2.100%, 05/15/19..............................       3,000  3,017,097
Ryder System, Inc.
     2.450%, 09/03/19..............................       2,000  2,014,220

                                                         FACE
                                                        AMOUNT^    VALUE+
                                                    -   -------    ------
                                                         (000)
UNITED STATES -- (Continued)
Scripps Networks Interactive, Inc.
      2.750%, 11/15/19.............................       2,000 $  2,018,514
Time Warner, Inc.
      4.875%, 03/15/20.............................       2,000    2,120,025
Tyson Foods, Inc.
      2.650%, 08/15/19.............................       2,000    2,020,207
Zimmer Biomet Holdings, Inc.
      2.700%, 04/01/20.............................       2,000    2,016,760
Other Securities...................................               58,054,163
                                                                ------------
TOTAL UNITED STATES................................               97,809,589
                                                                ------------
TOTAL BONDS........................................              254,032,878
                                                                ------------

U.S. TREASURY OBLIGATIONS -- (19.5%)
U.S. Treasury Notes
      0.875%, 09/15/19.............................       3,600    3,552,328
#     1.125%, 03/31/20.............................      22,700   22,408,270
      1.500%, 05/15/20.............................       3,500    3,483,457
      1.375%, 05/31/20.............................       2,500    2,480,078
      1.625%, 06/30/20.............................      28,500   28,436,543
Other Securities...................................                1,977,734
                                                                ------------
TOTAL U.S. TREASURY OBLIGATIONS....................               62,338,410
                                                                ------------
TOTAL INVESTMENT SECURITIES........................              316,371,288
                                                                ------------

                                                        SHARES
                                                    -   ------       -
SECURITIES LENDING COLLATERAL -- (0.9%)
(S)@  DFA Short Term Investment Fund...............     261,629    3,027,311
                                                                ------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $320,452,313)..............................              $319,398,599
                                                                ============

At October 31, 2017, Enhanced U.S. Large Company Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

                                                                         UNREALIZED
                                                                          FOREIGN
                                                                          EXCHANGE
                                                        SETTLEMENT      APPRECIATION
CURRENCY PURCHASED CURRENCY SOLD    COUNTERPARTY           DATE        (DEPRECIATION)
------------------ -------------- -----------------     ----------     --------------
USD   29,525,577   CAD 36,929,390 Barclays Capital       11/20/17         $895,808
                                                                          --------
                                                    TOTAL APPRECIATION    $895,808
                                                                          ========

ENHANCED U.S. LARGE COMPANY PORTFOLIO
CONTINUED


At October 31, 2017, Enhanced U.S. Large Company Portfolio had entered into the following outstanding futures contracts:

                                                                           UNREALIZED
                          NUMBER OF EXPIRATION   NOTIONAL      MARKET     APPRECIATION
DESCRIPTION               CONTRACTS    DATE       VALUE        VALUE     (DEPRECIATION)
-----------               --------- ---------- ------------ ------------ --------------
LONG POSITION CONTRACTS:
S&P 500 Emini Index(R)...   2,516    12/15/17  $309,103,790 $323,645,660  $14,541,870
                                               ------------ ------------  -----------
TOTAL FUTURES CONTRACTS..                      $309,103,790 $323,645,660  $14,541,870
                                               ============ ============  ===========

Summary of the Portfolio's investments as of October 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                              INVESTMENTS IN SECURITIES (MARKET VALUE)
                                            ---------------------------------------------
                                              LEVEL 1     LEVEL 2    LEVEL 3    TOTAL
                                            ----------- ------------ ------- ------------
Bonds......................................
 Australia.................................          -- $ 23,883,108   --    $ 23,883,108
 Austria...................................          --    6,969,367   --       6,969,367
 Belgium...................................          --    1,204,656   --       1,204,656
 Canada....................................          --   45,027,424   --      45,027,424
 Denmark...................................          --    5,282,669   --       5,282,669
 Finland...................................          --    2,989,602   --       2,989,602
 France....................................          --      597,972   --         597,972
 Germany...................................          --   10,583,693   --      10,583,693
 Ireland...................................          --    3,751,965   --       3,751,965
 Japan.....................................          --   13,752,788   --      13,752,788
 Netherlands...............................          --   22,857,238   --      22,857,238
 Norway....................................          --    6,886,221   --       6,886,221
 Supranational Organization Obligations....          --    3,972,712   --       3,972,712
 Sweden....................................          --    2,703,253   --       2,703,253
 Switzerland...............................          --    1,005,258   --       1,005,258
 United Kingdom............................          --    4,755,363   --       4,755,363
 United States.............................          --   97,809,589   --      97,809,589
U.S. Treasury Obligations..................          --   62,338,410   --      62,338,410
Securities Lending Collateral..............          --    3,027,311   --       3,027,311
Futures Contracts**........................ $14,541,870           --   --      14,541,870
Forward Currency Contracts**...............          --      895,808   --         895,808
                                            ----------- ------------   --    ------------
TOTAL...................................... $14,541,870 $320,294,407   --    $334,836,277
                                            =========== ============   ==    ============

  **Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                        U.S. LARGE CAP EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2017

                                                                PERCENTAGE
                                         SHARES     VALUE+    OF NET ASSETS**
                                         ------     ------    ---------------
  COMMON STOCKS -- (96.5%)
  Consumer Discretionary -- (13.9%)
  *   Amazon.com, Inc...................  20,794 $ 22,983,192            1.9%
      Comcast Corp. Class A............. 316,091   11,388,759            0.9%
      Home Depot, Inc. (The)............  59,866    9,924,585            0.8%
      McDonald's Corp...................  30,670    5,119,130            0.4%
      Walt Disney Co. (The).............  84,177    8,233,352            0.7%
      Other Securities..................          116,879,847            9.7%
                                                 ------------           -----
  Total Consumer Discretionary..........          174,528,865           14.4%
                                                 ------------           -----
  Consumer Staples -- (7.5%)
      Altria Group, Inc.................  95,185    6,112,781            0.5%
      Coca-Cola Co. (The)............... 179,524    8,254,513            0.7%
      PepsiCo, Inc......................  71,845    7,919,474            0.7%
      Philip Morris International, Inc..  58,561    6,127,823            0.5%
      Procter & Gamble Co. (The)........ 122,323   10,561,368            0.9%
      Wal-Mart Stores, Inc.............. 100,286    8,755,971            0.7%
      Other Securities..................           46,858,158            3.8%
                                                 ------------           -----
  Total Consumer Staples................           94,590,088            7.8%
                                                 ------------           -----
  Energy -- (4.9%)
      Chevron Corp......................  72,058    8,350,802            0.7%
      Exxon Mobil Corp.................. 133,564   11,132,559            0.9%
      Other Securities..................           41,636,112            3.5%
                                                 ------------           -----
  Total Energy..........................           61,119,473            5.1%
                                                 ------------           -----
  Financials -- (14.2%)
      American Express Co...............  48,878    4,668,827            0.4%
      Bank of America Corp.............. 329,638    9,028,785            0.7%
  *   Berkshire Hathaway, Inc. Class B..  73,310   13,704,571            1.1%
      Citigroup, Inc.................... 103,314    7,593,579            0.6%
      JPMorgan Chase & Co............... 168,714   16,974,315            1.4%
      Wells Fargo & Co.................. 224,831   12,622,012            1.0%
      Other Securities..................          113,939,874            9.5%
                                                 ------------           -----
  Total Financials......................          178,531,963           14.7%
                                                 ------------           -----
  Health Care -- (13.0%)
      AbbVie, Inc.......................  79,854    7,206,824            0.6%
      Amgen, Inc........................  34,461    6,038,256            0.5%
      Bristol-Myers Squibb Co...........  70,325    4,336,240            0.4%
      Gilead Sciences, Inc..............  82,089    6,153,391            0.5%
      Johnson & Johnson................. 127,822   17,819,665            1.5%
      Merck & Co., Inc.................. 128,699    7,090,028            0.6%
      Pfizer, Inc....................... 333,873   11,705,587            1.0%
      UnitedHealth Group, Inc...........  45,981    9,666,126            0.8%
      Other Securities..................           92,681,526            7.5%
                                                 ------------           -----
  Total Health Care.....................          162,697,643           13.4%
                                                 ------------           -----
  Industrials -- (11.8%)
      3M Co.............................  29,427    6,773,801            0.6%
      Boeing Co. (The)..................  27,053    6,979,133            0.6%
      General Electric Co............... 278,500    5,614,560            0.5%
      Honeywell International, Inc......  37,099    5,348,192            0.4%
      Union Pacific Corp................  45,307    5,246,098            0.4%
      United Technologies Corp..........  43,205    5,174,231            0.4%

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED

                                                                                                PERCENTAGE
                                                                      SHARES       VALUE+     OF NET ASSETS**
                                                                      ------       ------     ---------------
Industrials -- (Continued)
      Other Securities..............................................           $  112,783,126            9.3%
                                                                               --------------          ------
Total Industrials...................................................              147,919,141           12.2%
                                                                               --------------          ------
Information Technology -- (22.4%)
      Accenture P.L.C. Class A......................................    31,458      4,478,361            0.4%
*     Alphabet, Inc. Class A........................................    11,995     12,391,315            1.0%
*     Alphabet, Inc. Class C........................................    12,482     12,689,700            1.0%
      Apple, Inc....................................................   234,138     39,578,688            3.3%
      Cisco Systems, Inc............................................   238,546      8,146,346            0.7%
*     Facebook, Inc. Class A........................................    91,419     16,460,905            1.4%
      Intel Corp....................................................   271,088     12,331,793            1.0%
      International Business Machines Corp..........................    43,508      6,702,842            0.6%
      Mastercard, Inc. Class A......................................    48,631      7,234,834            0.6%
      Microsoft Corp................................................   328,948     27,361,895            2.3%
      NVIDIA Corp...................................................    26,473      5,474,881            0.5%
      Oracle Corp...................................................   133,683      6,804,465            0.6%
      Texas Instruments, Inc........................................    50,780      4,909,918            0.4%
#     Visa, Inc. Class A............................................    78,037      8,582,509            0.7%
      Other Securities..............................................              108,232,222            8.7%
                                                                               --------------          ------
Total Information Technology........................................              281,380,674           23.2%
                                                                               --------------          ------
Materials -- (3.9%)
      DowDuPont, Inc................................................    64,159      4,639,337            0.4%
      Other Securities..............................................               44,060,955            3.6%
                                                                               --------------          ------
Total Materials.....................................................               48,700,292            4.0%
                                                                               --------------          ------
Real Estate -- (0.2%)
      Other Securities..............................................                2,828,620            0.2%
                                                                               --------------          ------
Telecommunication Services -- (2.2%)
      AT&T, Inc.....................................................   410,018     13,797,106            1.1%
      Verizon Communications, Inc...................................   207,175      9,917,467            0.8%
      Other Securities..............................................                3,818,104            0.4%
                                                                               --------------          ------
Total Telecommunication Services....................................               27,532,677            2.3%
                                                                               --------------          ------
Utilities -- (2.5%)
      Other Securities..............................................               31,431,864            2.6%
                                                                               --------------          ------
TOTAL COMMON STOCKS.................................................            1,211,261,300           99.9%
                                                                               --------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities..............................................                    6,972            0.0%
                                                                               --------------          ------
TOTAL INVESTMENT SECURITIES.........................................            1,211,268,272
                                                                               --------------

TEMPORARY CASH INVESTMENTS -- (0.2%)
      State Street Institutional U.S. Government Money Market Fund,
       0.960%....................................................... 2,908,362      2,908,362            0.2%
                                                                               --------------          ------

SECURITIES LENDING COLLATERAL -- (3.3%)
(S)@  DFA Short Term Investment Fund................................ 3,565,193     41,252,845            3.4%
                                                                               --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,001,165,565)...........................................             $1,255,429,479          103.5%
                                                                               ==============          ======

U.S. LARGE CAP EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 -------------------------------------------------
                                    LEVEL 1       LEVEL 2   LEVEL 3     TOTAL
                                 -------------- ----------- ------- --------------
Common Stocks
 Consumer Discretionary......... $  174,528,865          --   --    $  174,528,865
 Consumer Staples...............     94,590,088          --   --        94,590,088
 Energy.........................     61,119,473          --   --        61,119,473
 Financials.....................    178,531,963          --   --       178,531,963
 Health Care....................    162,697,643          --   --       162,697,643
 Industrials....................    147,919,141          --   --       147,919,141
 Information Technology.........    281,380,674          --   --       281,380,674
 Materials......................     48,700,292          --   --        48,700,292
 Real Estate....................      2,828,620          --   --         2,828,620
 Telecommunication Services.....     27,532,677          --   --        27,532,677
 Utilities......................     31,431,864          --   --        31,431,864
Rights/Warrants.................             -- $     6,972   --             6,972
Temporary Cash Investments......      2,908,362          --   --         2,908,362
Securities Lending Collateral...             --  41,252,845   --        41,252,845
                                 -------------- -----------   --    --------------
TOTAL........................... $1,214,169,662 $41,259,817   --    $1,255,429,479
                                 ============== ===========   ==    ==============

                See accompanying Notes to Financial Statements.

                        U.S. LARGE CAP VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2017

                                                                   VALUE+
                                                               ---------------
  AFFILIATED INVESTMENT COMPANY -- (100.0%)
  Investment in The U.S. Large Cap Value Series of  The DFA
    Investment Trust Company.................................. $23,733,611,877
                                                               ---------------
     TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY....... $23,733,611,877
                                                               ===============

Summary of the Portfolio's Master Fund's investments as of October 31, 2017, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                         U.S. TARGETED VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2017

                                                                   PERCENTAGE
                                         SHARES       VALUE+     OF NET ASSETS**
                                         ------       ------     ---------------
COMMON STOCKS -- (85.5%)
Consumer Discretionary -- (13.5%)
#*  AutoNation, Inc....................   794,539 $   37,661,149            0.4%
#   CalAtlantic Group, Inc............. 1,269,551     62,639,646            0.6%
#   Kohl's Corp........................ 1,549,785     64,719,022            0.6%
#   Marriott Vacations Worldwide Corp..   289,641     38,122,548            0.4%
    PulteGroup, Inc.................... 3,041,882     91,956,093            0.9%
#   Toll Brothers, Inc................. 1,935,113     89,092,603            0.8%
    Other Securities...................            1,304,049,361           12.0%
                                                  --------------           -----
Total Consumer Discretionary...........            1,688,240,422           15.7%
                                                  --------------           -----
Consumer Staples -- (2.2%)
#*  Post Holdings, Inc.................   613,765     50,899,531            0.5%
    Other Securities...................              218,984,455            2.0%
                                                  --------------           -----
Total Consumer Staples.................              269,883,986            2.5%
                                                  --------------           -----
Energy -- (8.3%)
#*  CONSOL Energy, Inc................. 3,021,349     48,734,359            0.5%
#   Helmerich & Payne, Inc.............   811,786     44,088,098            0.4%
#   HollyFrontier Corp................. 1,989,315     73,505,189            0.7%
#   Murphy Oil Corp.................... 1,745,163     46,683,110            0.4%
#   Patterson-UTI Energy, Inc.......... 1,883,823     37,262,019            0.4%
#   PBF Energy, Inc. Class A........... 1,260,499     36,516,656            0.3%
*   Rice Energy, Inc................... 1,522,977     43,176,398            0.4%
#*  RSP Permian, Inc................... 1,213,663     41,762,144            0.4%
#*  Transocean, Ltd.................... 4,612,056     48,426,588            0.5%
    Other Securities...................              610,012,982            5.6%
                                                  --------------           -----
Total Energy...........................            1,030,167,543            9.6%
                                                  --------------           -----
Financials -- (20.8%)
    Assurant, Inc......................   583,134     58,692,437            0.6%
    Assured Guaranty, Ltd.............. 1,438,096     53,353,362            0.5%
    Axis Capital Holdings, Ltd.........   898,734     48,882,142            0.5%
    Hancock Holding Co.................   748,683     36,498,296            0.3%
#   Investors Bancorp, Inc............. 3,497,399     48,089,236            0.5%
#   Legg Mason, Inc.................... 1,005,115     38,375,291            0.4%
    Old Republic International Corp.... 1,963,525     39,839,922            0.4%
    PacWest Bancorp.................... 1,153,833     55,753,233            0.5%
#   People's United Financial, Inc..... 3,890,600     72,598,596            0.7%
#   Prosperity Bancshares, Inc.........   648,392     42,651,226            0.4%
#   RenaissanceRe Holdings, Ltd........   423,464     58,590,479            0.6%
    Umpqua Holdings Corp............... 2,496,330     51,074,912            0.5%
    Validus Holdings, Ltd..............   785,385     40,902,851            0.4%
    Other Securities...................            1,942,725,755           17.8%
                                                  --------------           -----
Total Financials.......................            2,588,027,738           24.1%
                                                  --------------           -----
Health Care -- (4.8%)
    Other Securities...................              593,457,006            5.5%
                                                  --------------           -----
Industrials -- (18.5%)
*   AECOM.............................. 1,450,538     50,855,862            0.5%
#   AGCO Corp..........................   929,613     63,743,563            0.6%
#   Air Lease Corp..................... 1,043,146     45,324,694            0.4%
*   Colfax Corp........................   938,343     39,138,287            0.4%
#*  Genesee & Wyoming, Inc. Class A....   579,330     41,584,307            0.4%

U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                                   PERCENTAGE
                                                                       SHARES        VALUE+      OF NET ASSETS**
                                                                       ------        ------      ---------------
Industrials -- (Continued)
      Jacobs Engineering Group, Inc.................................   1,288,161 $    74,983,852            0.7%
#*    JetBlue Airways Corp..........................................   2,739,112      52,453,995            0.5%
      ManpowerGroup, Inc............................................     345,864      42,638,114            0.4%
      Oshkosh Corp..................................................     455,176      41,675,915            0.4%
      Owens Corning.................................................   1,025,375      84,788,259            0.8%
*     Quanta Services, Inc..........................................   1,735,638      65,485,622            0.6%
#     Ryder System, Inc.............................................     540,258      43,804,119            0.4%
#     Trinity Industries, Inc.......................................   1,596,883      51,930,635            0.5%
      Other Securities..............................................               1,603,764,001           14.9%
                                                                                 ---------------          ------
Total Industrials...................................................               2,302,171,225           21.5%
                                                                                 ---------------          ------
Information Technology -- (10.8%)
*     Arrow Electronics, Inc........................................   1,011,843      84,579,956            0.8%
      Avnet, Inc....................................................   1,615,113      64,281,497            0.6%
#*    Cree, Inc.....................................................   1,232,546      44,001,892            0.4%
      Jabil, Inc....................................................   1,475,340      41,722,615            0.4%
      MKS Instruments, Inc..........................................     385,396      41,873,275            0.4%
#*    Tech Data Corp................................................     433,793      40,242,977            0.4%
      Other Securities..............................................               1,025,784,535            9.5%
                                                                                 ---------------          ------
Total Information Technology........................................               1,342,486,747           12.5%
                                                                                 ---------------          ------
Materials -- (5.0%)
#     Olin Corp.....................................................   1,184,056      43,253,566            0.4%
      Reliance Steel & Aluminum Co..................................     819,428      62,964,848            0.6%
      Other Securities..............................................                 513,643,800            4.8%
                                                                                 ---------------          ------
Total Materials.....................................................                 619,862,214            5.8%
                                                                                 ---------------          ------
Real Estate -- (0.4%)
      Other Securities..............................................                  52,666,595            0.5%
                                                                                 ---------------          ------
Telecommunication Services -- (0.6%)
      Other Securities..............................................                  75,791,266            0.7%
                                                                                 ---------------          ------
Utilities -- (0.6%)
      Other Securities..............................................                  75,546,176            0.7%
                                                                                 ---------------          ------
TOTAL COMMON STOCKS.................................................              10,638,300,918           99.1%
                                                                                 ---------------          ------

RIGHTS/WARRANTS -- (0.00%)
      Other Securities..............................................                      65,408            0.0%
                                                                                 ---------------          ------
TOTAL INVESTMENT SECURITIES.........................................              10,638,366,326
                                                                                 ---------------

TEMPORARY CASH INVESTMENTS -- (1.1%)
      State Street Institutional U.S. Government Money Market Fund,
       0.960%....................................................... 134,565,109     134,565,109            1.3%
                                                                                 ---------------          ------

SECURITIES LENDING COLLATERAL -- (13.4%)
(S)@  DFA Short Term Investment Fund................................ 144,392,715   1,670,768,102           15.5%
                                                                                 ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $10,217,506,675)..........................................               $12,443,699,537          115.9%
                                                                                 ===============          ======

U.S. TARGETED VALUE PORTFOLIO
CONTINUED


At October 31, 2017, U.S. Targeted Value Portfolio had entered into the following outstanding futures contracts:

                                                                    UNREALIZED
                     NUMBER OF EXPIRATION  NOTIONAL     MARKET     APPRECIATION
DESCRIPTION          CONTRACTS    DATE      VALUE       VALUE     (DEPRECIATION)
-----------          --------- ---------- ----------- ----------- --------------
LONG POSITION CONTRACTS:
S&P 500 Emini
 Index(R)...........    751     12/15/17  $95,704,424 $96,604,885    $900,461
                                          ----------- -----------    --------
TOTAL FUTURES
 CONTRACTS..........                      $95,704,424 $96,604,885    $900,461
                                          =========== ===========    ========

Summary of the Portfolio's investments as of October 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                              INVESTMENTS IN SECURITIES (MARKET VALUE)
                       ------------------------------------------------------
                           LEVEL 1        LEVEL 2     LEVEL 3      TOTAL
                       --------------- -------------- ------- ---------------
  Common Stocks
   Consumer
     Discretionary.... $ 1,688,240,422             --   --    $ 1,688,240,422
   Consumer
     Staples..........     269,883,986             --   --        269,883,986
   Energy.............   1,030,167,543             --   --      1,030,167,543
   Financials.........   2,588,027,738             --   --      2,588,027,738
   Health Care........     593,457,006             --   --        593,457,006
   Industrials........   2,302,171,225             --   --      2,302,171,225
   Information
     Technology.......   1,342,486,747             --   --      1,342,486,747
   Materials..........     619,862,214             --   --        619,862,214
   Real Estate........      52,666,595             --   --         52,666,595

     Telecommunication
     Services.........      75,791,266             --   --         75,791,266
   Utilities..........      75,546,176             --   --         75,546,176
  Rights/Warrants.....              -- $       65,408   --             65,408
  Temporary Cash
   Investments........     134,565,109             --   --        134,565,109
  Securities
   Lending
   Collateral.........              --  1,670,768,102   --      1,670,768,102
  Futures
   Contracts**........         900,461             --   --            900,461
                       --------------- --------------   --    ---------------
  TOTAL............... $10,773,766,488 $1,670,833,510   --    $12,444,599,998
                       =============== ==============   ==    ===============

  **Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                        U.S. SMALL CAP VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2017

                                                                            PERCENTAGE
                                                  SHARES       VALUE+     OF NET ASSETS**
                                                  ------       ------     ---------------
COMMON STOCKS -- (88.3%)
Consumer Discretionary -- (13.5%)
#   Aaron's, Inc................................ 2,630,659 $   96,808,251            0.6%
#   Adtalem Global Education, Inc............... 2,165,341     80,009,350            0.5%
#   Marriott Vacations Worldwide Corp...........   677,318     89,148,595            0.6%
#*  Meritage Homes Corp......................... 1,426,415     69,466,410            0.5%
*   TopBuild Corp...............................   955,846     63,076,278            0.4%
#*  TRI Pointe Group, Inc....................... 5,761,788    101,926,030            0.7%
    Other Securities............................            1,790,700,068           11.8%
                                                           --------------           -----
Total Consumer Discretionary....................            2,291,134,982           15.1%
                                                           --------------           -----
Consumer Staples -- (3.8%)
*   Darling Ingredients, Inc.................... 6,340,472    115,713,614            0.8%
#   Fresh Del Monte Produce, Inc................ 1,800,679     80,148,222            0.5%
    Seaboard Corp...............................    18,357     80,773,003            0.5%
#*  United Natural Foods, Inc................... 1,650,193     63,977,983            0.4%
    Other Securities............................              313,393,762            2.1%
                                                           --------------           -----
Total Consumer Staples..........................              654,006,584            4.3%
                                                           --------------           -----
Energy -- (7.9%)
#   Delek US Holdings, Inc...................... 2,602,004     67,782,204            0.5%
*   Oasis Petroleum, Inc........................ 7,305,736     69,039,205            0.5%
#   Patterson-UTI Energy, Inc................... 3,240,184     64,090,839            0.4%
#   PBF Energy, Inc. Class A.................... 3,548,336    102,795,294            0.7%
#*  PDC Energy, Inc............................. 1,558,721     79,385,661            0.5%
    Other Securities............................              961,650,831            6.3%
                                                           --------------           -----
Total Energy....................................            1,344,744,034            8.9%
                                                           --------------           -----
Financials -- (23.8%)
    American Equity Investment Life Holding Co.. 3,252,117     95,969,973            0.6%
    Argo Group International Holdings, Ltd...... 1,083,224     68,188,951            0.5%
    Aspen Insurance Holdings, Ltd............... 2,072,459     88,908,491            0.6%
#   Associated Banc-Corp........................ 4,111,950    104,032,335            0.7%
#   CNO Financial Group, Inc.................... 4,510,009    108,104,916            0.7%
#   Fulton Financial Corp....................... 5,608,623    102,076,939            0.7%
#   Hancock Holding Co.......................... 1,840,989     89,748,214            0.6%
    Hanover Insurance Group, Inc. (The)......... 1,210,534    119,092,335            0.8%
    Iberiabank Corp.............................   920,024     67,851,770            0.5%
#   Kemper Corp................................. 1,712,513    109,772,083            0.7%
    MB Financial, Inc........................... 1,929,936     88,661,260            0.6%
#   Old National Bancorp........................ 4,542,920     82,681,144            0.6%
#   Selective Insurance Group, Inc.............. 1,626,522     96,940,711            0.6%
#   Sterling Bancorp............................ 4,408,451    110,431,698            0.7%
    Washington Federal, Inc..................... 3,007,914    104,675,407            0.7%
    Wintrust Financial Corp..................... 1,394,086    113,325,251            0.8%
    Other Securities............................            2,487,331,952           16.2%
                                                           --------------           -----
Total Financials................................            4,037,793,430           26.6%
                                                           --------------           -----
Health Care -- (4.2%)
    Other Securities............................              723,206,181            4.8%
                                                           --------------           -----
Industrials -- (16.2%)
#   Barnes Group, Inc........................... 1,100,530     71,633,498            0.5%
#*  Esterline Technologies Corp................. 1,083,684    102,787,427            0.7%
#   GATX Corp................................... 1,562,725     92,841,492            0.6%

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                                                   PERCENTAGE
                                                                       SHARES        VALUE+      OF NET ASSETS**
                                                                       ------        ------      ---------------
Industrials -- (Continued)
#     SkyWest, Inc..................................................   1,604,820 $    75,587,022            0.5%
#     Terex Corp....................................................   1,583,719      74,609,002            0.5%
*     WESCO International, Inc......................................   1,576,414      99,550,544            0.7%
      Other Securities..............................................               2,236,691,254           14.6%
                                                                                 ---------------          ------
Total Industrials...................................................               2,753,700,239           18.1%
                                                                                 ---------------          ------
Information Technology -- (12.8%)
      Brooks Automation, Inc........................................   2,091,361      71,921,905            0.5%
*     CACI International, Inc. Class A..............................     849,691     122,143,081            0.8%
#     Convergys Corp................................................   3,556,089      91,498,170            0.6%
#*    Cree, Inc.....................................................   3,155,360     112,646,352            0.8%
#     MKS Instruments, Inc..........................................     915,012      99,416,054            0.7%
*     Sanmina Corp..................................................   2,630,002      86,066,815            0.6%
#     SYNNEX Corp...................................................     572,038      77,156,485            0.5%
#*    Tech Data Corp................................................   1,090,827     101,196,021            0.7%
#     Vishay Intertechnology, Inc...................................   4,923,147     109,540,021            0.7%
      Other Securities..............................................               1,306,946,138            8.5%
                                                                                 ---------------          ------
Total Information Technology........................................               2,178,531,042           14.4%
                                                                                 ---------------          ------
Materials -- (5.0%)
#     Carpenter Technology Corp.....................................   1,553,506      77,349,064            0.5%
#     Commercial Metals Co..........................................   4,169,164      81,215,315            0.5%
      Domtar Corp...................................................   2,233,503     105,689,362            0.7%
      Other Securities..............................................                 578,577,618            3.9%
                                                                                 ---------------          ------
Total Materials.....................................................                 842,831,359            5.6%
                                                                                 ---------------          ------
Real Estate -- (0.2%)
      Other Securities..............................................                  28,019,920            0.2%
                                                                                 ---------------          ------
Telecommunication Services -- (0.9%)
      Telephone & Data Systems, Inc.................................   2,892,254      84,309,204            0.6%
      Other Securities..............................................                  66,234,325            0.4%
                                                                                 ---------------          ------
Total Telecommunication Services....................................                 150,543,529            1.0%
                                                                                 ---------------          ------
Utilities -- (0.0%)
      Other Securities..............................................                   6,529,786            0.0%
                                                                                 ---------------          ------
TOTAL COMMON STOCKS.................................................              15,011,041,086           99.0%
                                                                                 ---------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities..............................................                      56,422            0.0%
                                                                                 ---------------          ------
TOTAL INVESTMENT SECURITIES.........................................              15,011,097,508
                                                                                 ---------------

TEMPORARY CASH INVESTMENTS -- (0.9%)
      State Street Institutional U.S. Government Money Market Fund,
       0.960%....................................................... 151,577,250     151,577,250            1.0%
                                                                                 ---------------          ------

SECURITIES LENDING COLLATERAL -- (10.8%)
(S)@  DFA Short Term Investment Fund................................ 158,525,066   1,834,293,538           12.1%
                                                                                 ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $12,634,568,815)..........................................               $16,996,968,296          112.1%
                                                                                 ===============          ======

U.S. SMALL CAP VALUE PORTFOLIO
CONTINUED


At October 31, 2017, U.S. Small Cap Value Portfolio had entered into the following outstanding futures contracts:

                                                                                UNREALIZED
                               NUMBER OF EXPIRATION   NOTIONAL      MARKET     APPRECIATION
DESCRIPTION                    CONTRACTS    DATE       VALUE        VALUE     (DEPRECIATION)
-----------                    --------- ---------- ------------ ------------ --------------
LONG POSITION CONTRACTS:
S&P 500 Emini Index(R)........   1,070    12/15/17  $132,301,671 $137,639,450   $5,337,779
                                                    ------------ ------------   ----------
TOTAL FUTURES CONTRACTS.......                      $132,301,671 $137,639,450   $5,337,779
                                                    ============ ============   ==========

Summary of the Portfolio's investments as of October 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                           INVESTMENTS IN SECURITIES (MARKET VALUE)
                                    ------------------------------------------------------
                                        LEVEL 1        LEVEL 2     LEVEL 3      TOTAL
                                    --------------- -------------- ------- ---------------
Common Stocks
 Consumer Discretionary............ $ 2,291,134,982             --   --    $ 2,291,134,982
 Consumer Staples..................     654,006,584             --   --        654,006,584
 Energy............................   1,344,744,034             --   --      1,344,744,034
 Financials........................   4,037,793,430             --   --      4,037,793,430
 Health Care.......................     723,206,181             --   --        723,206,181
 Industrials.......................   2,753,700,239             --   --      2,753,700,239
 Information Technology............   2,178,531,042             --   --      2,178,531,042
 Materials.........................     842,831,359             --   --        842,831,359
 Real Estate.......................      28,019,920             --   --         28,019,920
 Telecommunication Services........     150,543,529             --   --        150,543,529
 Utilities.........................       6,529,786             --   --          6,529,786
Rights/Warrants....................              -- $       56,422   --             56,422
Temporary Cash Investments.........     151,577,250             --   --        151,577,250
Securities Lending Collateral......              --  1,834,293,538   --      1,834,293,538
Futures Contracts**................       5,337,779             --   --          5,337,779
                                    --------------- --------------   --    ---------------
TOTAL.............................. $15,167,956,115 $1,834,349,960   --    $17,002,306,075
                                    =============== ==============   ==    ===============

  **Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                         U.S. CORE EQUITY 1 PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2017

                                                                                                 PERCENTAGE
                                                                       SHARES       VALUE+     OF NET ASSETS**
                                                                       ------       ------     ---------------
COMMON STOCKS -- (91.8%)
Consumer Discretionary -- (14.0%)
*   Amazon.com, Inc..................................................   304,071 $  336,083,595            1.6%
    Comcast Corp. Class A............................................ 4,168,335    150,185,110            0.7%
    Home Depot, Inc. (The)...........................................   864,043    143,241,049            0.7%
    McDonald's Corp..................................................   529,832     88,434,259            0.4%
    Walt Disney Co. (The)............................................   966,747     94,557,524            0.5%
    Other Securities.................................................            2,315,426,879           11.2%
                                                                                --------------           -----
Total Consumer Discretionary.........................................            3,127,928,416           15.1%
                                                                                --------------           -----
Consumer Staples -- (6.3%)
    Altria Group, Inc................................................ 1,353,494     86,921,385            0.4%
    Coca-Cola Co. (The).............................................. 2,498,932    114,900,893            0.6%
    PepsiCo, Inc..................................................... 1,024,273    112,905,613            0.6%
    Philip Morris International, Inc.................................   753,557     78,852,205            0.4%
    Procter & Gamble Co. (The)....................................... 1,258,280    108,639,895            0.5%
    Wal-Mart Stores, Inc............................................. 1,328,478    115,989,414            0.6%
    Other Securities.................................................              803,883,941            3.7%
                                                                                --------------           -----
Total Consumer Staples...............................................            1,422,093,346            6.8%
                                                                                --------------           -----
Energy -- (4.4%)
    Chevron Corp..................................................... 1,074,779    124,556,138            0.6%
    Exxon Mobil Corp................................................. 1,882,957    156,944,466            0.8%
    Other Securities.................................................              705,257,210            3.4%
                                                                                --------------           -----
Total Energy.........................................................              986,757,814            4.8%
                                                                                --------------           -----
Financials -- (14.5%)
    American Express Co..............................................   625,797     59,776,129            0.3%
    Bank of America Corp............................................. 5,824,143    159,523,277            0.8%
*   Berkshire Hathaway, Inc. Class B.................................   925,787    173,066,622            0.8%
    Citigroup, Inc................................................... 1,617,623    118,895,290            0.6%
    JPMorgan Chase & Co.............................................. 2,166,679    217,989,574            1.1%
    Wells Fargo & Co................................................. 2,883,807    161,896,925            0.8%
    Other Securities.................................................            2,355,488,788           11.2%
                                                                                --------------           -----
Total Financials.....................................................            3,246,636,605           15.6%
                                                                                --------------           -----
Health Care -- (10.7%)
    AbbVie, Inc...................................................... 1,122,837    101,336,039            0.5%
    Amgen, Inc.......................................................   359,105     62,922,378            0.3%
    Bristol-Myers Squibb Co..........................................   982,403     60,574,969            0.3%
    Gilead Sciences, Inc.............................................   965,652     72,385,274            0.4%
    Johnson & Johnson................................................ 1,332,917    185,821,959            0.9%
    Merck & Co., Inc................................................. 1,345,902     74,145,741            0.4%
    Pfizer, Inc...................................................... 3,884,990    136,207,749            0.7%
    UnitedHealth Group, Inc..........................................   600,291    126,193,174            0.6%
    Other Securities.................................................            1,582,326,287            7.5%
                                                                                --------------           -----
Total Health Care....................................................            2,401,913,570           11.6%
                                                                                --------------           -----
Industrials -- (12.6%)
    3M Co............................................................   429,595     98,888,473            0.5%
    Boeing Co. (The).................................................   406,553    104,882,543            0.5%
    Honeywell International, Inc.....................................   436,883     62,981,053            0.3%
    Union Pacific Corp...............................................   498,031     57,667,009            0.3%
    United Parcel Service, Inc. Class B..............................   492,959     57,937,471            0.3%
    United Technologies Corp.........................................   520,789     62,369,691            0.3%

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED

                                                                                                   PERCENTAGE
                                                                       SHARES        VALUE+      OF NET ASSETS**
                                                                       ------        ------      ---------------
Industrials -- (Continued)
      Other Securities..............................................             $ 2,391,770,035           11.5%
                                                                                 ---------------          ------
Total Industrials...................................................               2,836,496,275           13.7%
                                                                                 ---------------          ------
Information Technology -- (20.1%)
      Accenture P.L.C. Class A......................................     431,332      61,404,424            0.3%
*     Alphabet, Inc. Class A........................................     113,318     117,062,027            0.6%
*     Alphabet, Inc. Class C........................................     118,989     120,968,977            0.6%
      Apple, Inc....................................................   3,913,148     661,478,538            3.2%
      Cisco Systems, Inc............................................   2,718,780      92,846,337            0.5%
*     Facebook, Inc. Class A........................................   1,183,133     213,034,928            1.0%
      Intel Corp....................................................   3,566,951     162,260,601            0.8%
      International Business Machines Corp..........................     638,815      98,415,839            0.5%
      Mastercard, Inc. Class A......................................     675,963     100,563,016            0.5%
      Microsoft Corp................................................   4,562,448     379,504,425            1.8%
      NVIDIA Corp...................................................     374,667      77,484,882            0.4%
      Oracle Corp...................................................   1,470,528      74,849,875            0.4%
      Texas Instruments, Inc........................................     713,111      68,950,703            0.3%
#     Visa, Inc. Class A............................................   1,102,774     121,283,085            0.6%
      Other Securities..............................................               2,153,517,774           10.2%
                                                                                 ---------------          ------
Total Information Technology........................................               4,503,625,431           21.7%
                                                                                 ---------------          ------
Materials -- (4.3%)
      DowDuPont, Inc................................................   1,075,397      77,761,957            0.4%
      Other Securities..............................................                 886,313,859            4.2%
                                                                                 ---------------          ------
Total Materials.....................................................                 964,075,816            4.6%
                                                                                 ---------------          ------
Real Estate -- (0.3%)
      Other Securities..............................................                  66,680,136            0.3%
                                                                                 ---------------          ------
Telecommunication Services -- (1.9%)
#     AT&T, Inc.....................................................   5,431,922     182,784,175            0.9%
      Verizon Communications, Inc...................................   2,990,619     143,160,932            0.7%
      Other Securities..............................................                  90,887,615            0.4%
                                                                                 ---------------          ------
Total Telecommunication Services....................................                 416,832,722            2.0%
                                                                                 ---------------          ------
Utilities -- (2.7%)
      Other Securities..............................................                 598,154,026            2.9%
                                                                                 ---------------          ------
TOTAL COMMON STOCKS.................................................              20,571,194,157           99.1%
                                                                                 ---------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities..............................................                     400,739            0.0%
                                                                                 ---------------          ------
TOTAL INVESTMENT SECURITIES.........................................              20,571,594,896
                                                                                 ---------------

TEMPORARY CASH INVESTMENTS -- (0.9%)
      State Street Institutional U.S. Government Money Market Fund,
       0.960%....................................................... 204,056,177     204,056,177            1.0%
                                                                                 ---------------          ------

SECURITIES LENDING COLLATERAL -- (7.3%)
(S)@  DFA Short Term Investment Fund................................ 141,806,720   1,640,845,561            7.9%
                                                                                 ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $15,441,560,554)..........................................               $22,416,496,634          108.0%
                                                                                 ===============          ======

U.S. CORE EQUITY 1 PORTFOLIO
CONTINUED


At October 31, 2017, U.S. Core Equity 1 Portfolio had entered into the following outstanding futures contracts:

                                                                                UNREALIZED
                               NUMBER OF EXPIRATION   NOTIONAL      MARKET     APPRECIATION
DESCRIPTION                    CONTRACTS    DATE       VALUE        VALUE     (DEPRECIATION)
-----------                    --------- ---------- ------------ ------------ --------------
LONG POSITION CONTRACTS:
S&P 500 Emini Index(R)........   1,245    12/15/17  $153,340,529 $160,150,575   $6,810,046
                                                    ------------ ------------   ----------
TOTAL FUTURES CONTRACTS.......                      $153,340,529 $160,150,575   $6,810,046
                                                    ============ ============   ==========

Summary of the Portfolio's investments as of October 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                           INVESTMENTS IN SECURITIES (MARKET VALUE)
                                    ------------------------------------------------------
                                        LEVEL 1        LEVEL 2     LEVEL 3      TOTAL
                                    --------------- -------------- ------- ---------------
Common Stocks
 Consumer Discretionary............ $ 3,127,928,191 $          225   --    $ 3,127,928,416
 Consumer Staples..................   1,422,093,346             --   --      1,422,093,346
 Energy............................     986,757,814             --   --        986,757,814
 Financials........................   3,246,636,605             --   --      3,246,636,605
 Health Care.......................   2,401,913,570             --   --      2,401,913,570
 Industrials.......................   2,836,496,275             --   --      2,836,496,275
 Information Technology............   4,503,625,431             --   --      4,503,625,431
 Materials.........................     964,075,816             --   --        964,075,816
 Real Estate.......................      66,680,136             --   --         66,680,136
 Telecommunication Services........     416,832,722             --   --        416,832,722
 Utilities.........................     598,154,026             --   --        598,154,026
Rights/Warrants....................              --        400,739   --            400,739
Temporary Cash Investments.........     204,056,177             --   --        204,056,177
Securities Lending Collateral......              --  1,640,845,561   --      1,640,845,561
Futures Contracts**................       6,810,046             --   --          6,810,046
                                    --------------- --------------   --    ---------------
TOTAL.............................. $20,782,060,155 $1,641,246,525   --    $22,423,306,680
                                    =============== ==============   ==    ===============

  **Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                         U.S. CORE EQUITY 2 PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2017

                                                                       PERCENTAGE
                                             SHARES       VALUE+     OF NET ASSETS**
                                             ------       ------     ---------------
COMMON STOCKS -- (90.0%)
Consumer Discretionary -- (13.0%)
*   Amazon.com, Inc........................   127,363 $  140,771,777            0.6%
*   Charter Communications, Inc. Class A...   212,965     71,166,514            0.3%
    Comcast Corp. Class A.................. 5,784,188    208,404,294            0.9%
    General Motors Co...................... 1,628,062     69,974,105            0.3%
    Home Depot, Inc. (The).................   371,215     61,540,023            0.3%
    Time Warner, Inc.......................   819,384     80,537,253            0.4%
    Walt Disney Co. (The).................. 1,012,945     99,076,150            0.5%
    Other Securities.......................            2,498,321,148           11.0%
                                                      --------------           -----
Total Consumer Discretionary...............            3,229,791,264           14.3%
                                                      --------------           -----
Consumer Staples -- (5.4%)
    Coca-Cola Co. (The).................... 1,420,248     65,303,003            0.3%
    CVS Health Corp........................   988,292     67,727,651            0.3%
    Procter & Gamble Co. (The)............. 1,360,960    117,505,286            0.5%
    Wal-Mart Stores, Inc................... 1,856,544    162,094,857            0.7%
    Other Securities.......................              932,671,705            4.2%
                                                      --------------           -----
Total Consumer Staples.....................            1,345,302,502            6.0%
                                                      --------------           -----
Energy -- (4.8%)
    Chevron Corp........................... 1,210,314    140,263,289            0.6%
    Exxon Mobil Corp....................... 1,886,059    157,203,018            0.7%
    Other Securities.......................              891,103,013            4.0%
                                                      --------------           -----
Total Energy...............................            1,188,569,320            5.3%
                                                      --------------           -----
Financials -- (17.3%)
    American Express Co....................   809,859     77,357,732            0.4%
    Bank of America Corp................... 6,761,707    185,203,155            0.8%
*   Berkshire Hathaway, Inc. Class B.......   466,762     87,256,488            0.4%
    Citigroup, Inc......................... 1,728,038    127,010,793            0.6%
    Goldman Sachs Group, Inc. (The)........   284,073     68,882,021            0.3%
    JPMorgan Chase & Co.................... 2,971,967    299,009,600            1.3%
    U.S. Bancorp........................... 1,203,717     65,458,130            0.3%
    Wells Fargo & Co....................... 4,176,962    234,494,647            1.1%
    Other Securities.......................            3,149,595,445           13.9%
                                                      --------------           -----
Total Financials...........................            4,294,268,011           19.1%
                                                      --------------           -----
Health Care -- (9.9%)
    Aetna, Inc.............................   323,980     55,086,319            0.3%
    Amgen, Inc.............................   327,896     57,453,937            0.3%
    Gilead Sciences, Inc...................   739,161     55,407,509            0.3%
    Johnson & Johnson...................... 1,236,770    172,418,106            0.8%
    Merck & Co., Inc....................... 1,225,225     67,497,645            0.3%
    Pfizer, Inc............................ 5,076,988    177,999,199            0.8%
    UnitedHealth Group, Inc................   617,082    129,722,978            0.6%
    Other Securities.......................            1,737,802,578            7.5%
                                                      --------------           -----
Total Health Care..........................            2,453,388,271           10.9%
                                                      --------------           -----
Industrials -- (13.2%)
    Caterpillar, Inc.......................   431,816     58,640,613            0.3%
    Delta Air Lines, Inc................... 1,138,794     56,973,864            0.3%
    FedEx Corp.............................   275,432     62,195,300            0.3%
    General Electric Co.................... 3,481,279     70,182,585            0.3%
    Union Pacific Corp.....................   671,012     77,696,479            0.4%

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                   PERCENTAGE
                                                                       SHARES        VALUE+      OF NET ASSETS**
                                                                       ------        ------      ---------------
Industrials -- (Continued)
      United Technologies Corp......................................     573,727 $    68,709,546            0.3%
      Other Securities..............................................               2,869,867,912           12.6%
                                                                                 ---------------          ------
Total Industrials...................................................               3,264,266,299           14.5%
                                                                                 ---------------          ------
Information Technology -- (17.8%)
*     Alphabet, Inc. Class A........................................      95,859      99,026,181            0.5%
*     Alphabet, Inc. Class C........................................     100,541     102,214,002            0.5%
      Apple, Inc....................................................   3,188,839     539,041,345            2.4%
      Cisco Systems, Inc............................................   4,353,001     148,654,984            0.7%
*     Facebook, Inc. Class A........................................     622,758     112,133,805            0.5%
      Intel Corp....................................................   5,141,165     233,871,596            1.0%
      International Business Machines Corp..........................     385,421      59,377,959            0.3%
*     Micron Technology, Inc........................................   1,627,340      72,107,435            0.3%
      Microsoft Corp................................................   3,269,860     271,986,955            1.2%
      NVIDIA Corp...................................................     458,835      94,891,666            0.4%
      Oracle Corp...................................................   1,362,584      69,355,526            0.3%
      QUALCOMM, Inc.................................................   1,260,628      64,304,634            0.3%
#     Visa, Inc. Class A............................................     643,473      70,769,161            0.3%
      Other Securities..............................................               2,463,137,885           10.9%
                                                                                 ---------------          ------
Total Information Technology........................................               4,400,873,134           19.6%
                                                                                 ---------------          ------
Materials -- (4.5%)
      DowDuPont, Inc................................................   1,209,038      87,425,538            0.4%
      Other Securities..............................................               1,037,239,343            4.6%
                                                                                 ---------------          ------
Total Materials.....................................................               1,124,664,881            5.0%
                                                                                 ---------------          ------
Real Estate -- (0.4%)
      Other Securities..............................................                  91,854,809            0.4%
                                                                                 ---------------          ------
Telecommunication Services -- (1.9%)
#     AT&T, Inc.....................................................   7,787,751     262,057,821            1.2%
      Verizon Communications, Inc...................................   1,954,061      93,540,900            0.4%
      Other Securities..............................................                 124,563,289            0.5%
                                                                                 ---------------          ------
Total Telecommunication Services....................................                 480,162,010            2.1%
                                                                                 ---------------          ------
Utilities -- (1.8%)
      Other Securities..............................................                 437,419,214            1.9%
                                                                                 ---------------          ------
TOTAL COMMON STOCKS.................................................              22,310,559,715           99.1%
                                                                                 ---------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities..............................................                     426,743            0.0%
                                                                                 ---------------          ------
TOTAL INVESTMENT SECURITIES.........................................              22,310,986,458
                                                                                 ---------------

TEMPORARY CASH INVESTMENTS -- (0.9%)
      State Street Institutional U.S. Government Money Market Fund,
       0.960%....................................................... 186,958,997     186,958,997            0.8%
      DFA Short Term Investment Fund................................ 120,078,918      21,514,168            0.1%
                                                                                 ---------------          ------
TOTAL TEMPORARY CASH INVESTMENTS....................................                 208,473,165            0.9%
                                                                                 ---------------          ------

SECURITIES LENDING COLLATERAL -- (9.1%)
(S)@  DFA Short Term Investment Fund................................  77,949,846   2,269,876,661           10.1%
                                                                                 ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $16,856,989,212)..........................................               $24,789,336,284          110.1%
                                                                                 ===============          ======

U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


At October 31, 2017, U.S. Core Equity 2 Portfolio had entered into the following outstanding futures contracts:

                                                                           UNREALIZED
                          NUMBER OF EXPIRATION   NOTIONAL      MARKET     APPRECIATION
DESCRIPTION               CONTRACTS    DATE       VALUE        VALUE     (DEPRECIATION)
-----------               --------- ---------- ------------ ------------ --------------
LONG POSITION CONTRACTS:
S&P 500 Emini Index(R)...   1,385    12/15/17  $170,577,395 $178,159,475   $7,582,080
                                               ------------ ------------   ----------
TOTAL FUTURES CONTRACTS..                      $170,577,395 $178,159,475   $7,582,080
                                               ============ ============   ==========

Summary of the Portfolio's investments as of October 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                        INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ------------------------------------------------------
                                     LEVEL 1        LEVEL 2     LEVEL 3      TOTAL
                                 --------------- -------------- ------- ---------------
Common Stocks
 Consumer Discretionary......... $ 3,229,790,748 $          516   --    $ 3,229,791,264
 Consumer Staples...............   1,345,302,502             --   --      1,345,302,502
 Energy.........................   1,188,569,320             --   --      1,188,569,320
 Financials.....................   4,294,268,011             --   --      4,294,268,011
 Health Care....................   2,453,388,271             --   --      2,453,388,271
 Industrials....................   3,264,266,299             --   --      3,264,266,299
 Information Technology.........   4,400,873,134             --   --      4,400,873,134
 Materials......................   1,124,664,881             --   --      1,124,664,881
 Real Estate....................      91,854,809             --   --         91,854,809
 Telecommunication Services.....     480,162,010             --   --        480,162,010
 Utilities......................     437,419,214             --   --        437,419,214
Rights/Warrants.................              --        426,743   --            426,743
Temporary Cash Investments......     186,958,997     21,514,168   --        208,473,165
Securities Lending Collateral...              --  2,269,876,661   --      2,269,876,661
Futures Contracts**.............       7,582,080             --   --          7,582,080
                                 --------------- --------------   --    ---------------
TOTAL........................... $22,505,100,276 $2,291,818,088   --    $24,796,918,364
                                 =============== ==============   ==    ===============

  **Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                         U.S. VECTOR EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2017

                                                                                PERCENTAGE
                                                      SHARES       VALUE+     OF NET ASSETS**
                                                      ------       ------     ---------------
COMMON STOCKS -- (89.1%)
Consumer Discretionary -- (12.4%)
#   CalAtlantic Group, Inc..........................   190,528 $    9,400,651            0.2%
*   Charter Communications, Inc. Class A............    35,911     12,000,379            0.3%
    Comcast Corp. Class A...........................   487,867     17,577,848            0.4%
    DR Horton, Inc..................................   201,370      8,902,568            0.2%
    Ford Motor Co................................... 1,060,195     13,008,593            0.3%
    General Motors Co...............................   390,610     16,788,418            0.4%
    Time Warner, Inc................................    94,912      9,328,900            0.2%
    Walt Disney Co. (The)...........................   118,253     11,566,326            0.3%
    Other Securities................................              557,133,121           11.6%
                                                               --------------           -----
Total Consumer Discretionary........................              655,706,804           13.9%
                                                               --------------           -----
Consumer Staples -- (3.8%)
#*  Post Holdings, Inc..............................   101,168      8,389,862            0.2%
    Procter & Gamble Co. (The)......................   116,144     10,027,873            0.2%
    Wal-Mart Stores, Inc............................   198,213     17,305,977            0.4%
    Other Securities................................              165,029,001            3.5%
                                                               --------------           -----
Total Consumer Staples..............................              200,752,713            4.3%
                                                               --------------           -----
Energy -- (5.9%)
    Andeavor........................................   175,682     18,664,456            0.4%
    Chevron Corp....................................   222,498     25,785,293            0.6%
    Exxon Mobil Corp................................   261,711     21,813,612            0.5%
    Valero Energy Corp..............................   104,590      8,251,105            0.2%
    Other Securities................................              239,203,087            4.9%
                                                               --------------           -----
Total Energy........................................              313,717,553            6.6%
                                                               --------------           -----
Financials -- (21.8%)
    Bank of America Corp............................ 1,204,998     33,004,895            0.7%
    Citigroup, Inc..................................   312,527     22,970,734            0.5%
    Goldman Sachs Group, Inc. (The).................    44,550     10,802,484            0.2%
    Hartford Financial Services Group, Inc. (The)...   171,851      9,460,398            0.2%
#   Huntington Bancshares, Inc......................   600,769      8,290,612            0.2%
    JPMorgan Chase & Co.............................   550,713     55,407,235            1.2%
    Lincoln National Corp...........................   114,651      8,688,253            0.2%
    Morgan Stanley..................................   171,784      8,589,200            0.2%
    PNC Financial Services Group, Inc. (The)........    60,606      8,290,295            0.2%
    Principal Financial Group, Inc..................   157,281     10,356,954            0.2%
    Regions Financial Corp..........................   601,406      9,309,765            0.2%
    Sterling Bancorp................................   377,574      9,458,229            0.2%
    Wells Fargo & Co................................   846,080     47,498,931            1.0%
    Other Securities................................              915,881,483           19.3%
                                                               --------------           -----
Total Financials....................................            1,158,009,468           24.5%
                                                               --------------           -----
Health Care -- (7.4%)
    Anthem, Inc.....................................    41,751      8,734,727            0.2%
    Johnson & Johnson...............................   114,841     16,009,984            0.4%
    Merck & Co., Inc................................   149,737      8,249,011            0.2%
    Pfizer, Inc.....................................   448,468     15,723,288            0.3%
    UnitedHealth Group, Inc.........................    74,301     15,619,556            0.3%
    Other Securities................................              327,781,113            6.9%
                                                               --------------           -----
Total Health Care...................................              392,117,679            8.3%
                                                               --------------           -----

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                                 PERCENTAGE
                                                                       SHARES       VALUE+     OF NET ASSETS**
                                                                       ------       ------     ---------------
Industrials -- (15.1%)
      Owens Corning.................................................    129,690 $   10,724,066            0.2%
#     Ryder System, Inc.............................................    102,961      8,348,078            0.2%
      Union Pacific Corp............................................     77,833      9,012,283            0.2%
#*    XPO Logistics, Inc............................................    180,486     12,516,704            0.3%
      Other Securities..............................................               759,405,265           16.0%
                                                                                --------------          ------
Total Industrials...................................................               800,006,396           16.9%
                                                                                --------------          ------
Information Technology -- (14.0%)
*     Alphabet, Inc. Class A........................................     10,540     10,888,242            0.2%
*     Alphabet, Inc. Class C........................................     11,067     11,251,155            0.2%
      Apple, Inc....................................................    329,973     55,778,636            1.2%
      Cisco Systems, Inc............................................    479,871     16,387,595            0.4%
      Intel Corp....................................................    578,019     26,294,084            0.6%
      Jabil, Inc....................................................    302,067      8,542,455            0.2%
*     Micron Technology, Inc........................................    295,915     13,111,994            0.3%
      Microsoft Corp................................................    278,222     23,142,506            0.5%
      MKS Instruments, Inc..........................................     79,909      8,682,113            0.2%
      Western Digital Corp..........................................     96,580      8,621,697            0.2%
      Other Securities..............................................               561,924,655           11.8%
                                                                                --------------          ------
Total Information Technology........................................               744,625,132           15.8%
                                                                                --------------          ------
Materials -- (5.0%)
      Other Securities..............................................               266,623,100            5.7%
                                                                                --------------          ------
Real Estate -- (0.5%)
      Other Securities..............................................                24,600,457            0.5%
                                                                                --------------          ------
Telecommunication Services -- (2.2%)
      AT&T, Inc.....................................................  1,702,949     57,304,234            1.2%
#     CenturyLink, Inc..............................................    530,943     10,082,608            0.2%
      Verizon Communications, Inc...................................    259,639     12,428,919            0.3%
      Other Securities..............................................                34,590,827            0.7%
                                                                                --------------          ------
Total Telecommunication Services....................................               114,406,588            2.4%
                                                                                --------------          ------
Utilities -- (1.0%)
      Other Securities..............................................                51,405,886            1.1%
                                                                                --------------          ------
TOTAL COMMON STOCKS.................................................             4,721,971,776          100.0%
                                                                                --------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities..............................................                    76,547            0.0%
                                                                                --------------          ------
TOTAL INVESTMENT SECURITIES.........................................             4,722,048,323
                                                                                --------------

TEMPORARY CASH INVESTMENTS -- (0.1%)
      State Street Institutional U.S. Government Money Market Fund,
       0.960%.......................................................  3,720,019      3,720,019            0.1%
                                                                                --------------          ------

SECURITIES LENDING COLLATERAL -- (10.8%)
(S)@  DFA Short Term Investment Fund................................ 49,451,487    572,203,152           12.1%
                                                                                --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,696,339,952)...........................................              $5,297,971,494          112.2%
                                                                                ==============          ======

U.S. VECTOR EQUITY PORTFOLIO
CONTINUED

Summary of the Portfolio's investments as of October 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 --------------------------------------------------
                                    LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                                 -------------- ------------ ------- --------------
Common Stocks
 Consumer Discretionary......... $  655,706,804           --   --    $  655,706,804
 Consumer Staples...............    200,752,713           --   --       200,752,713
 Energy.........................    313,717,553           --   --       313,717,553
 Financials.....................  1,158,009,468           --   --     1,158,009,468
 Health Care....................    392,117,679           --   --       392,117,679
 Industrials....................    800,006,396           --   --       800,006,396
 Information Technology.........    744,625,132           --   --       744,625,132
 Materials......................    266,623,100           --   --       266,623,100
 Real Estate....................     24,600,457           --   --        24,600,457
 Telecommunication Services.....    114,406,588           --   --       114,406,588
 Utilities......................     51,405,886           --   --        51,405,886
Rights/Warrants.................             -- $     76,547   --            76,547
Temporary Cash Investments......      3,720,019           --   --         3,720,019
Securities Lending Collateral...             --  572,203,152   --       572,203,152
                                 -------------- ------------   --    --------------
TOTAL........................... $4,725,691,795 $572,279,699   --    $5,297,971,494
                                 ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                           U.S. SMALL CAP PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2017

                                                                           PERCENTAGE
                                                 SHARES       VALUE+     OF NET ASSETS**
                                                 ------       ------     ---------------
COMMON STOCKS -- (81.6%)
Consumer Discretionary -- (12.6%)
    Dana, Inc.................................. 1,405,903 $   42,865,982            0.3%
#*  Deckers Outdoor Corp.......................   643,798     43,932,775            0.3%
#*  Grand Canyon Education, Inc................   486,888     43,581,345            0.3%
#   ILG, Inc................................... 1,237,829     36,726,386            0.2%
    Jack in the Box, Inc.......................   370,646     38,365,567            0.2%
#   Marriott Vacations Worldwide Corp..........   294,591     38,774,067            0.2%
*   Visteon Corp...............................   330,217     41,620,551            0.3%
#   Wendy's Co. (The).......................... 2,394,656     36,422,718            0.2%
    Other Securities...........................            2,272,023,381           13.3%
                                                          --------------           -----
Total Consumer Discretionary...................            2,594,312,772           15.3%
                                                          --------------           -----
Consumer Staples -- (3.4%)
#   Sanderson Farms, Inc.......................   350,893     52,483,066            0.3%
    Other Securities...........................              655,936,458            3.9%
                                                          --------------           -----
Total Consumer Staples.........................              708,419,524            4.2%
                                                          --------------           -----
Energy -- (3.6%)
#   PBF Energy, Inc. Class A................... 1,320,944     38,267,748            0.2%
    Other Securities...........................              704,379,274            4.2%
                                                          --------------           -----
Total Energy...................................              742,647,022            4.4%
                                                          --------------           -----
Financials -- (17.1%)
#   BancorpSouth, Inc.......................... 1,529,458     48,330,873            0.3%
    BGC Partners, Inc. Class A................. 3,241,134     49,168,003            0.3%
    Cathay General Bancorp..................... 1,478,871     61,816,808            0.4%
#   Columbia Banking System, Inc...............   894,818     38,933,531            0.2%
#   Evercore, Inc. Class A.....................   512,710     41,068,071            0.2%
#   Federated Investors, Inc. Class B.......... 1,156,752     35,940,285            0.2%
    FirstCash, Inc.............................   641,530     40,961,690            0.2%
#   Fulton Financial Corp...................... 2,305,078     41,952,420            0.3%
*   Green Dot Corp. Class A....................   643,236     36,420,022            0.2%
#   Interactive Brokers Group, Inc. Class A....   724,041     39,112,695            0.2%
#   Primerica, Inc.............................   496,627     43,951,489            0.3%
    ProAssurance Corp..........................   735,039     41,198,936            0.2%
#   Selective Insurance Group, Inc.............   771,748     45,996,181            0.3%
#   Sterling Bancorp........................... 3,221,859     80,707,568            0.5%
    TCF Financial Corp......................... 2,136,334     38,924,005            0.2%
#   Valley National Bancorp.................... 3,323,929     38,225,183            0.2%
    Other Securities...........................            2,794,230,314           16.6%
                                                          --------------           -----
Total Financials...............................            3,516,938,074           20.8%
                                                          --------------           -----
Health Care -- (6.9%)
    Cantel Medical Corp........................   420,248     41,217,924            0.3%
#   Chemed Corp................................   168,025     37,541,826            0.2%
    Other Securities...........................            1,331,051,810            7.8%
                                                          --------------           -----
Total Health Care..............................            1,409,811,560            8.3%
                                                          --------------           -----
Industrials -- (16.4%)
    Barnes Group, Inc..........................   554,456     36,089,541            0.2%
*   Beacon Roofing Supply, Inc.................   682,180     37,799,594            0.2%
    Brink's Co. (The)..........................   471,625     35,890,662            0.2%
#   Kennametal, Inc............................   852,092     37,193,816            0.2%
#*  Knight-Swift Transportation Holdings, Inc.. 1,486,046     61,596,607            0.4%

U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                                   PERCENTAGE
                                                                       SHARES        VALUE+      OF NET ASSETS**
                                                                       ------        ------      ---------------
Industrials -- (Continued)
#     Terex Corp....................................................   1,178,314 $    55,510,373            0.3%
      Valmont Industries, Inc.......................................     238,545      37,904,800            0.2%
#*    Welbilt, Inc..................................................   1,822,517      40,204,725            0.2%
      Other Securities..............................................               3,014,606,724           17.9%
                                                                                 ---------------          ------
Total Industrials...................................................               3,356,796,842           19.8%
                                                                                 ---------------          ------
Information Technology -- (12.4%)
*     Advanced Energy Industries, Inc...............................     443,745      37,594,076            0.2%
#     Belden, Inc...................................................     474,169      37,890,845            0.2%
#*    Cree, Inc.....................................................   1,079,907      38,552,680            0.2%
      Entegris, Inc.................................................   1,363,124      44,642,311            0.3%
#*    Integrated Device Technology, Inc.............................   1,356,144      42,135,394            0.3%
#     MKS Instruments, Inc..........................................     528,185      57,387,300            0.3%
#     Pegasystems, Inc..............................................     680,291      39,660,965            0.2%
#*    Silicon Laboratories, Inc.....................................     421,780      40,026,922            0.2%
*     Zynga, Inc. Class A...........................................  10,362,409      40,413,395            0.2%
      Other Securities..............................................               2,165,361,229           12.9%
                                                                                 ---------------          ------
Total Information Technology........................................               2,543,665,117           15.0%
                                                                                 ---------------          ------
Materials -- (4.5%)
#*    Louisiana-Pacific Corp........................................   1,628,069      44,250,915            0.3%
      PolyOne Corp..................................................     822,174      37,877,556            0.2%
      Other Securities..............................................                 833,007,264            4.9%
                                                                                 ---------------          ------
Total Materials.....................................................                 915,135,735            5.4%
                                                                                 ---------------          ------
Real Estate -- (0.5%)
      Other Securities..............................................                 103,080,444            0.6%
                                                                                 ---------------          ------
Telecommunication Services -- (1.0%)
      Other Securities..............................................                 199,294,356            1.2%
                                                                                 ---------------          ------
Utilities -- (3.2%)
#     ALLETE, Inc...................................................     466,243      36,530,139            0.2%
#     Spire, Inc....................................................     455,815      35,986,594            0.2%
#     WGL Holdings, Inc.............................................     421,322      36,107,295            0.2%
      Other Securities..............................................                 549,092,486            3.3%
                                                                                 ---------------          ------
Total Utilities.....................................................                 657,716,514            3.9%
                                                                                 ---------------          ------
TOTAL COMMON STOCKS.................................................              16,747,817,960           98.9%
                                                                                 ---------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities..............................................                      29,846            0.0%
                                                                                 ---------------          ------
TOTAL INVESTMENT SECURITIES.........................................              16,747,847,806
                                                                                 ---------------

TEMPORARY CASH INVESTMENTS -- (1.0%)
      State Street Institutional U.S. Government Money Market Fund,
       0.960%....................................................... 198,010,186     198,010,186            1.2%
                                                                                 ---------------          ------

SECURITIES LENDING COLLATERAL -- (17.4%)
(S)@  DFA Short Term Investment Fund................................ 309,625,721   3,582,679,218           21.1%
                                                                                 ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $16,052,757,188)..........................................               $20,528,537,210          121.2%
                                                                                 ===============          ======

U.S. SMALL CAP PORTFOLIO
CONTINUED


At October 31, 2017, U.S. Small Cap Portfolio had entered into the following outstanding futures contracts:

                                                                           UNREALIZED
                          NUMBER OF EXPIRATION   NOTIONAL      MARKET     APPRECIATION
DESCRIPTION               CONTRACTS    DATE       VALUE        VALUE     (DEPRECIATION)
-----------               --------- ---------- ------------ ------------ --------------
LONG POSITION CONTRACTS:
S&P 500 Emini Index(R)...   1,115    12/15/17  $137,593,788 $143,428,025   $5,834,237
                                               ------------ ------------   ----------
TOTAL FUTURES CONTRACTS..                      $137,593,788 $143,428,025   $5,834,237
                                               ============ ============   ==========

Summary of the Portfolio's investments as of October 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                        INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ------------------------------------------------------
                                     LEVEL 1        LEVEL 2     LEVEL 3      TOTAL
                                 --------------- -------------- ------- ---------------
Common Stocks
 Consumer Discretionary......... $ 2,594,311,422 $        1,350   --    $ 2,594,312,772
 Consumer Staples...............     708,419,524             --   --        708,419,524
 Energy.........................     742,647,022             --   --        742,647,022
 Financials.....................   3,516,938,074             --   --      3,516,938,074
 Health Care....................   1,409,811,560             --   --      1,409,811,560
 Industrials....................   3,356,796,842             --   --      3,356,796,842
 Information Technology.........   2,543,665,117             --   --      2,543,665,117
 Materials......................     915,135,735             --   --        915,135,735
 Real Estate....................     103,080,444             --   --        103,080,444
 Telecommunication Services.....     199,294,356             --   --        199,294,356
 Utilities......................     657,716,514             --   --        657,716,514
Rights/Warrants.................              --         29,846   --             29,846
Temporary Cash Investments......     198,010,186             --   --        198,010,186
Securities Lending Collateral...              --  3,582,679,218   --      3,582,679,218
Futures Contracts**.............       5,834,237             --   --          5,834,237
                                 --------------- --------------   --    ---------------
TOTAL........................... $16,951,661,033 $3,582,710,414   --    $20,534,371,447
                                 =============== ==============   ==    ===============

  **Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                           U.S. MICRO CAP PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2017

                                                                      PERCENTAGE
                                            SHARES       VALUE+     OF NET ASSETS**
                                            ------       ------     ---------------
COMMON STOCKS -- (84.7%)
Consumer Discretionary -- (11.9%)
    Callaway Golf Co...................... 1,105,362 $   15,950,374            0.3%
#   Nutrisystem, Inc......................   344,324     17,198,984            0.3%
#   Sonic Corp............................   605,445     15,378,303            0.3%
#   Winnebago Industries, Inc.............   353,953     17,396,790            0.3%
    Other Securities......................              814,593,192           12.8%
                                                     --------------           -----
Total Consumer Discretionary..............              880,517,643           14.0%
                                                     --------------           -----
Consumer Staples -- (3.0%)
#   Bob Evans Farms, Inc..................   234,571     18,106,535            0.3%
#   Coca-Cola Bottling Co. Consolidated...    72,733     16,405,655            0.3%
#   WD-40 Co..............................   144,160     15,980,136            0.3%
    Other Securities......................              168,726,775            2.6%
                                                     --------------           -----
Total Consumer Staples....................              219,219,101            3.5%
                                                     --------------           -----
Energy -- (2.9%)
    Other Securities......................              213,050,997            3.4%
                                                     --------------           -----
Financials -- (18.7%)
    Ameris Bancorp........................   355,619     17,034,150            0.3%
#   FBL Financial Group, Inc. Class A.....   215,835     16,694,837            0.3%
#*  Green Dot Corp. Class A...............   376,311     21,306,729            0.3%
    Horace Mann Educators Corp............   408,077     17,873,773            0.3%
    Independent Bank Corp.................   212,036     15,287,796            0.3%
#*  LendingTree, Inc......................    70,500     18,897,525            0.3%
*   Walker & Dunlop, Inc..................   339,012     18,608,369            0.3%
    Other Securities......................            1,258,621,716           19.8%
                                                     --------------           -----
Total Financials..........................            1,384,324,895           21.9%
                                                     --------------           -----
Health Care -- (8.5%)
*   CorVel Corp...........................   261,842     15,710,520            0.2%
#*  Emergent BioSolutions, Inc............   427,699     17,531,382            0.3%
*   Merit Medical Systems, Inc............   420,635     16,005,162            0.3%
#*  Natus Medical, Inc....................   378,261     16,038,266            0.3%
#*  Omnicell, Inc.........................   390,314     19,437,637            0.3%
#*  Tivity Health, Inc....................   374,675     17,328,719            0.3%
    Other Securities......................              522,278,644            8.2%
                                                     --------------           -----
Total Health Care.........................              624,330,330            9.9%
                                                     --------------           -----
Industrials -- (18.8%)
#   Albany International Corp. Class A....   280,221     16,911,337            0.3%
    Brink's Co. (The).....................   222,778     16,953,406            0.3%
    Comfort Systems USA, Inc..............   378,197     16,754,127            0.3%
    Exponent, Inc.........................   266,014     19,645,134            0.3%
    Forward Air Corp......................   306,722     17,618,112            0.3%
    Interface, Inc........................   675,348     15,397,934            0.2%
    Kaman Corp............................   281,442     15,743,865            0.3%
    Korn/Ferry International..............   413,737     17,306,619            0.3%
#*  Mercury Systems, Inc..................   331,400     16,725,758            0.3%
*   Meritor, Inc..........................   953,195     24,792,602            0.4%
#*  Patrick Industries, Inc...............   172,176     16,012,368            0.3%
#   SkyWest, Inc..........................   338,876     15,961,060            0.3%
#*  Trex Co., Inc.........................   171,259     18,744,298            0.3%

U.S. MICRO CAP PORTFOLIO
CONTINUED

                                                                                                 PERCENTAGE
                                                                       SHARES       VALUE+     OF NET ASSETS**
                                                                       ------       ------     ---------------
Industrials -- (Continued)
      Other Securities..............................................            $1,161,379,145           18.1%
                                                                                --------------          ------
Total Industrials...................................................             1,389,945,765           22.0%
                                                                                --------------          ------
Information Technology -- (11.9%)
      Brooks Automation, Inc........................................    501,543     17,248,064            0.3%
      Cabot Microelectronics Corp...................................    221,606     21,422,652            0.3%
*     ExlService Holdings, Inc......................................    333,971     20,846,470            0.3%
#     Methode Electronics, Inc......................................    408,852     19,175,159            0.3%
#*    OSI Systems, Inc..............................................    216,618     19,144,699            0.3%
#*    Plexus Corp...................................................    252,780     15,528,275            0.3%
      Progress Software Corp........................................    389,221     16,475,725            0.3%
*     Rogers Corp...................................................    130,776     19,888,414            0.3%
      Other Securities..............................................               725,674,297           11.5%
                                                                                --------------          ------
Total Information Technology........................................               875,403,755           13.9%
                                                                                --------------          ------
Materials -- (4.6%)
*     Ferro Corp....................................................    908,572     21,642,185            0.3%
#     Innospec, Inc.................................................    254,933     15,767,606            0.3%
#     Kaiser Aluminum Corp..........................................    167,047     16,567,722            0.3%
#     Quaker Chemical Corp..........................................    110,026     17,089,238            0.3%
      Other Securities..............................................               271,264,151            4.2%
                                                                                --------------          ------
Total Materials.....................................................               342,330,902            5.4%
                                                                                --------------          ------
Real Estate -- (0.8%)
      HFF, Inc. Class A.............................................    425,510     18,662,869            0.3%
      Other Securities..............................................                41,774,385            0.7%
                                                                                --------------          ------
Total Real Estate...................................................                60,437,254            1.0%
                                                                                --------------          ------
Telecommunication Services -- (1.6%)
#*    General Communication, Inc. Class A...........................    439,260     17,961,341            0.3%
#     Shenandoah Telecommunications Co..............................    497,484     18,904,392            0.3%
      Other Securities..............................................                78,002,389            1.2%
                                                                                --------------          ------
Total Telecommunication Services....................................               114,868,122            1.8%
                                                                                --------------          ------
Utilities -- (2.0%)
#     American States Water Co......................................    393,934     21,173,952            0.3%
#     California Water Service Group................................    485,896     20,407,632            0.3%
      Other Securities..............................................               108,978,831            1.8%
                                                                                --------------          ------
Total Utilities.....................................................               150,560,415            2.4%
                                                                                --------------          ------
TOTAL COMMON STOCKS.................................................             6,254,989,179           99.2%
                                                                                --------------          ------
TOTAL INVESTMENT SECURITIES.........................................             6,254,989,179
                                                                                --------------

TEMPORARY CASH INVESTMENTS -- (0.6%)
      State Street Institutional U.S. Government Money Market Fund,
       0.960%....................................................... 42,497,433     42,497,433            0.7%
                                                                                --------------          ------

SECURITIES LENDING COLLATERAL -- (14.7%)
(S)@  DFA Short Term Investment Fund................................ 93,963,854  1,087,255,757           17.2%
                                                                                --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $4,979,251,130)...........................................              $7,384,742,369          117.1%
                                                                                ==============          ======

U.S. MICRO CAP PORTFOLIO
CONTINUED


At October 31, 2017, U.S. Micro Cap Portfolio had entered into the following outstanding futures contracts:

                                                                         UNREALIZED
                          NUMBER OF EXPIRATION  NOTIONAL     MARKET     APPRECIATION
DESCRIPTION               CONTRACTS    DATE      VALUE       VALUE     (DEPRECIATION)
-----------               --------- ---------- ----------- ----------- --------------
LONG POSITION CONTRACTS:
S&P 500 Emini Index(R)...    300     12/15/17  $37,657,270 $38,590,500    $933,230
                                               ----------- -----------    --------
TOTAL FUTURES CONTRACTS..                      $37,657,270 $38,590,500    $933,230
                                               =========== ===========    ========

Summary of the Portfolio's investments as of October 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ----------------------------------------------------
                                    LEVEL 1        LEVEL 2     LEVEL 3     TOTAL
                                 -------------- -------------- ------- --------------
Common Stocks
 Consumer Discretionary......... $  880,506,164 $       11,479   --    $  880,517,643
 Consumer Staples...............    219,219,101             --   --       219,219,101
 Energy.........................    213,050,997             --   --       213,050,997
 Financials.....................  1,384,324,895             --   --     1,384,324,895
 Health Care....................    624,330,330             --   --       624,330,330
 Industrials....................  1,389,945,765             --   --     1,389,945,765
 Information Technology.........    875,403,755             --   --       875,403,755
 Materials......................    342,330,902             --   --       342,330,902
 Real Estate....................     60,437,254             --   --        60,437,254
 Telecommunication Services.....    114,868,122             --   --       114,868,122
 Utilities......................    150,560,415             --   --       150,560,415
Temporary Cash Investments......     42,497,433             --   --        42,497,433
Securities Lending Collateral...             --  1,087,255,757   --     1,087,255,757
Futures Contracts**.............        933,230             --   --           933,230
                                 -------------- --------------   --    --------------
TOTAL........................... $6,298,408,363 $1,087,267,236   --    $7,385,675,599
                                 ============== ==============   ==    ==============

  **Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                  U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2017

                                                              PERCENTAGE
                                         SHARES   VALUE+    OF NET ASSETS**
                                         ------   ------    ---------------
      COMMON STOCKS -- (93.5%)
      Consumer Discretionary -- (20.5%)
      *    Amazon.com, Inc..............  5,444 $ 6,017,144            4.3%
           Best Buy Co., Inc............ 12,430     695,831            0.5%
           Comcast Corp. Class A........ 91,369   3,292,025            2.3%
           General Motors Co............ 24,419   1,049,529            0.7%
           Home Depot, Inc. (The)....... 17,191   2,849,924            2.0%
           Lowe's Cos., Inc............. 13,595   1,086,920            0.8%
           NIKE, Inc. Class B........... 22,380   1,230,676            0.9%
           Starbucks Corp............... 22,882   1,254,849            0.9%
           Target Corp.................. 11,004     649,676            0.5%
           TJX Cos., Inc. (The)......... 10,034     700,373            0.5%
           Other Securities.............         11,821,571            8.3%
                                                -----------           -----
      Total Consumer Discretionary......         30,648,518           21.7%
                                                -----------           -----
      Consumer Staples -- (11.6%)
           Altria Group, Inc............ 30,088   1,932,251            1.4%
           Coca-Cola Co. (The).......... 59,845   2,751,673            2.0%
           Costco Wholesale Corp........  8,741   1,408,000            1.0%
           PepsiCo, Inc................. 23,580   2,599,224            1.8%
           Wal-Mart Stores, Inc......... 28,825   2,516,711            1.8%
           Other Securities.............          6,232,130            4.4%
                                                -----------           -----
      Total Consumer Staples............         17,439,989           12.4%
                                                -----------           -----
      Energy -- (0.8%)
           Other Securities.............          1,140,907            0.8%
                                                -----------           -----
      Financials -- (3.2%)
           American Express Co.......... 11,824   1,129,428            0.8%
           Other Securities.............          3,670,105            2.6%
                                                -----------           -----
      Total Financials..................          4,799,533            3.4%
                                                -----------           -----
      Health Care -- (7.7%)
           AbbVie, Inc.................. 22,132   1,997,413            1.4%
           AmerisourceBergen Corp.......  8,498     653,921            0.5%
      *    Biogen, Inc..................  4,418   1,376,914            1.0%
      *    Celgene Corp................. 10,266   1,036,558            0.7%
      *    Express Scripts Holding Co... 10,635     651,819            0.5%
           Gilead Sciences, Inc......... 28,151   2,110,199            1.5%
           Other Securities.............          3,643,009            2.5%
                                                -----------           -----
      Total Health Care.................         11,469,833            8.1%
                                                -----------           -----
      Industrials -- (18.4%)
           3M Co........................  9,806   2,257,243            1.6%
           Boeing Co. (The).............  5,685   1,466,616            1.0%
           Caterpillar, Inc............. 11,666   1,584,243            1.1%
           Deere & Co...................  5,670     753,430            0.5%
           Delta Air Lines, Inc......... 14,541     727,486            0.5%
           FedEx Corp...................  5,269   1,189,793            0.8%
           General Dynamics Corp........  4,983   1,011,449            0.7%
           Illinois Tool Works, Inc.....  4,928     771,331            0.5%
           Lockheed Martin Corp.........  3,576   1,101,980            0.8%
           Northrop Grumman Corp........  2,859     844,920            0.6%
           Southwest Airlines Co........ 12,041     648,528            0.5%
           Union Pacific Corp........... 15,234   1,763,945            1.3%

U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO
CONTINUED

                                                                                              PERCENTAGE
                                                                      SHARES      VALUE+    OF NET ASSETS**
                                                                      ------      ------    ---------------
Industrials -- (Continued)
      United Parcel Service, Inc. Class B...........................     9,499 $  1,116,417            0.8%
      Other Securities..............................................             12,266,486            8.8%
                                                                               ------------          ------
Total Industrials...................................................             27,503,867           19.5%
                                                                               ------------          ------
Information Technology -- (23.8%)
      Accenture P.L.C. Class A......................................    10,002    1,423,885            1.0%
      Apple, Inc....................................................    34,396    5,814,300            4.1%
      Applied Materials, Inc........................................    18,145    1,023,922            0.7%
      Automatic Data Processing, Inc................................     6,829      793,940            0.6%
      International Business Machines Corp..........................    15,871    2,445,086            1.7%
      Mastercard, Inc. Class A......................................    13,478    2,005,122            1.4%
*     Micron Technology, Inc........................................    19,752      875,211            0.6%
      Microsoft Corp................................................    66,985    5,571,812            3.9%
      NVIDIA Corp...................................................     8,553    1,768,846            1.3%
      Skyworks Solutions, Inc.......................................     6,076      691,813            0.5%
      Texas Instruments, Inc........................................    17,751    1,716,344            1.2%
      Visa, Inc. Class A............................................    23,923    2,631,052            1.9%
      Other Securities..............................................              8,830,662            6.3%
                                                                               ------------          ------
Total Information Technology........................................             35,591,995           25.2%
                                                                               ------------          ------
Materials -- (4.5%)
*     Freeport-McMoRan, Inc.........................................    51,573      720,990            0.5%
      LyondellBasell Industries NV Class A..........................     6,755      699,345            0.5%
      Other Securities..............................................              5,285,031            3.8%
                                                                               ------------          ------
Total Materials.....................................................              6,705,366            4.8%
                                                                               ------------          ------
Telecommunication Services -- (2.8%)
      Verizon Communications, Inc...................................    74,702    3,575,985            2.5%
      Other Securities..............................................                674,385            0.5%
                                                                               ------------          ------
Total Telecommunication Services....................................              4,250,370            3.0%
                                                                               ------------          ------
Utilities -- (0.2%)
      Other Securities..............................................                341,668            0.3%
                                                                               ------------          ------
TOTAL COMMON STOCKS.................................................            139,892,046           99.2%
                                                                               ------------          ------
TOTAL INVESTMENT SECURITIES.........................................            139,892,046
                                                                               ------------

TEMPORARY CASH INVESTMENTS -- (1.1%)
      State Street Institutional U.S. Government Money Market Fund,
       0.960%....................................................... 1,715,083    1,715,083            1.2%
                                                                               ------------          ------

SECURITIES LENDING COLLATERAL -- (5.4%)
(S)@  DFA Short Term Investment Fund................................   692,424    8,012,043            5.7%
                                                                               ------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $140,099,894).............................................             $149,619,172          106.1%
                                                                               ============          ======

U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                  --------------------------------------------
                                    LEVEL 1     LEVEL 2   LEVEL 3    TOTAL
                                  ------------ ---------- ------- ------------
 Common Stocks
  Consumer Discretionary......... $ 30,648,518         --   --    $ 30,648,518
  Consumer Staples...............   17,439,989         --   --      17,439,989
  Energy.........................    1,140,907         --   --       1,140,907
  Financials.....................    4,799,533         --   --       4,799,533
  Health Care....................   11,469,833         --   --      11,469,833
  Industrials....................   27,503,867         --   --      27,503,867
  Information Technology.........   35,591,995         --   --      35,591,995
  Materials......................    6,705,366         --   --       6,705,366
  Telecommunication Services.....    4,250,370         --   --       4,250,370
  Utilities......................      341,668         --   --         341,668
 Temporary Cash Investments......    1,715,083         --   --       1,715,083
 Securities Lending Collateral...           -- $8,012,043   --       8,012,043
                                  ------------ ----------   --    ------------
 TOTAL........................... $141,607,129 $8,012,043   --    $149,619,172
                                  ============ ==========   ==    ============

                See accompanying Notes to Financial Statements.

                     DFA REAL ESTATE SECURITIES PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2017

                                                                                PERCENTAGE
                                                      SHARES       VALUE+     OF NET ASSETS**
                                                      ------       ------     ---------------
COMMON STOCKS -- (94.4%)
Real Estate -- (94.4%)
#   Alexandria Real Estate Equities, Inc............   842,788 $  104,472,000            1.3%
    American Campus Communities, Inc................ 1,255,493     52,203,399            0.6%
    American Tower Corp............................. 1,221,853    175,543,620            2.1%
    Apartment Investment & Management Co. Class A... 1,491,202     65,583,064            0.8%
    AvalonBay Communities, Inc...................... 1,306,173    236,848,350            2.9%
    Boston Properties, Inc.......................... 1,485,349    179,994,592            2.2%
    Brixmor Property Group, Inc..................... 2,888,376     50,459,929            0.6%
    Camden Property Trust...........................   831,494     75,865,513            0.9%
    Crown Castle International Corp................. 1,189,210    127,340,607            1.5%
#   CubeSmart....................................... 1,710,433     46,557,986            0.6%
    DCT Industrial Trust, Inc.......................   894,750     51,913,395            0.6%
#   Digital Realty Trust, Inc....................... 1,902,197    225,296,213            2.7%
    Douglas Emmett, Inc............................. 1,378,225     54,839,573            0.7%
    Duke Realty Corp................................ 3,372,012     96,034,902            1.2%
    Equinix, Inc....................................   729,425    338,088,487            4.1%
    Equity LifeStyle Properties, Inc................   780,714     69,077,575            0.8%
    Equity Residential.............................. 3,481,321    234,153,650            2.8%
    Essex Property Trust, Inc.......................   629,004    165,069,520            2.0%
    Extra Space Storage, Inc........................ 1,196,092     97,589,146            1.2%
#   Federal Realty Investment Trust.................   683,759     82,406,635            1.0%
    Forest City Realty Trust, Inc. Class A.......... 2,292,067     56,453,610            0.7%
    Gaming and Leisure Properties, Inc.............. 1,870,000     68,329,800            0.8%
#   GGP, Inc........................................ 5,475,114    106,545,718            1.3%
    HCP, Inc........................................ 4,450,308    114,995,959            1.4%
    Healthcare Trust of America, Inc. Class A....... 1,574,366     47,309,698            0.6%
    Highwoods Properties, Inc.......................   963,479     49,185,603            0.6%
#   Host Hotels & Resorts, Inc...................... 7,137,258    139,604,766            1.7%
    Hudson Pacific Properties, Inc.................. 1,467,570     49,633,217            0.6%
#   Iron Mountain, Inc.............................. 2,379,313     95,172,520            1.1%
    Kilroy Realty Corp..............................   928,148     66,111,982            0.8%
#   Kimco Realty Corp............................... 4,041,002     73,384,596            0.9%
    Liberty Property Trust.......................... 1,442,711     61,863,448            0.7%
#   Macerich Co. (The).............................. 1,438,568     78,545,813            0.9%
    Mid-America Apartment Communities, Inc.......... 1,102,863    112,878,028            1.4%
#   National Retail Properties, Inc................. 1,396,299     56,103,294            0.7%
#   Omega Healthcare Investors, Inc................. 1,865,077     53,826,122            0.6%
    Prologis, Inc................................... 5,028,044    324,711,081            3.9%
#   Public Storage.................................. 1,402,330    290,632,892            3.5%
#   Realty Income Corp.............................. 2,484,586    133,347,731            1.6%
    Regency Centers Corp............................ 1,599,666     98,459,442            1.2%
*   SBA Communications Corp.........................   797,782    125,395,375            1.5%
    Simon Property Group, Inc....................... 3,041,839    472,488,852            5.7%
    SL Green Realty Corp............................   968,768     92,691,722            1.1%
    Sun Communities, Inc............................   661,430     59,700,672            0.7%
    UDR, Inc........................................ 2,540,787     98,557,128            1.2%
    Ventas, Inc..................................... 3,368,039    211,344,447            2.6%
    VEREIT, Inc..................................... 9,261,049     73,069,677            0.9%
    Vornado Realty Trust............................ 1,639,064    122,700,331            1.5%
    Welltower, Inc.................................. 3,448,237    230,893,950            2.8%
#   WP Carey, Inc...................................   959,557     65,393,810            0.8%
    Other Securities................................            2,023,004,018           24.3%
                                                               --------------           -----
TOTAL COMMON STOCKS.................................            8,181,673,458           98.7%
                                                               --------------           -----
TOTAL INVESTMENT SECURITIES.........................            8,181,673,458
                                                               --------------

DFA REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                                                                 PERCENTAGE
                                                                       SHARES       VALUE+     OF NET ASSETS**
                                                                       ------       ------     ---------------
TEMPORARY CASH INVESTMENTS -- (0.8%)
      State Street Institutional U.S. Government Money Market Fund,
       0.960%....................................................... 67,568,197 $   67,568,197            0.8%
                                                                                --------------          ------

SECURITIES LENDING COLLATERAL -- (4.8%)
(S)@  DFA Short Term Investment Fund................................ 36,034,779    416,958,424            5.1%
                                                                                --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $6,377,669,530)...........................................              $8,666,200,079          104.6%
                                                                                ==============          ======

At October 31, 2017, DFA Real Estate Securities Portfolio had entered into the following outstanding futures contracts:

                                                                         UNREALIZED
                          NUMBER OF EXPIRATION  NOTIONAL     MARKET     APPRECIATION
DESCRIPTION               CONTRACTS    DATE      VALUE       VALUE     (DEPRECIATION)
-----------               --------- ---------- ----------- ----------- --------------
LONG POSITION CONTRACTS:
S&P 500 Emini Index(R)...    495     12/15/17  $61,330,825 $63,674,325   $2,343,500
                                               ----------- -----------   ----------
TOTAL FUTURES CONTRACTS..                      $61,330,825 $63,674,325   $2,343,500
                                               =========== ===========   ==========

Summary of the Portfolio's investments as of October 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 --------------------------------------------------
                                    LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                                 -------------- ------------ ------- --------------
Common Stocks
 Real Estate.................... $8,181,673,458           --   --    $8,181,673,458
Temporary Cash Investments......     67,568,197           --   --        67,568,197
Securities Lending Collateral...             -- $416,958,424   --       416,958,424
Futures Contracts**.............      2,343,500           --   --         2,343,500
                                 -------------- ------------   --    --------------
TOTAL........................... $8,251,585,155 $416,958,424   --    $8,668,543,579
                                 ============== ============   ==    ==============

  **Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                       LARGE CAP INTERNATIONAL PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2017

                                                                        PERCENTAGE
                                                 SHARES    VALUE++    OF NET ASSETS**
                                                 ------    -------    ---------------
COMMON STOCKS -- (93.9%)
AUSTRALIA -- (5.4%)
#   Australia & New Zealand Banking Group, Ltd.. 705,906 $ 16,199,516            0.3%
    BHP Billiton, Ltd........................... 842,811   17,352,463            0.4%
#   Commonwealth Bank of Australia.............. 461,654   27,461,593            0.6%
    CSL, Ltd.................................... 129,922   13,831,633            0.3%
    National Australia Bank, Ltd................ 619,204   15,514,879            0.3%
#   Westpac Banking Corp........................ 711,417   18,019,791            0.4%
    Other Securities............................          156,997,375            3.3%
                                                         ------------            ----
TOTAL AUSTRALIA.................................          265,377,250            5.6%
                                                         ------------            ----

AUSTRIA -- (0.3%)
    Other Securities............................           12,333,426            0.3%
                                                         ------------            ----

BELGIUM -- (1.1%)
    Anheuser-Busch InBev SA/NV.................. 196,531   24,098,849            0.5%
    Other Securities............................           31,513,289            0.7%
                                                         ------------            ----
TOTAL BELGIUM...................................           55,612,138            1.2%
                                                         ------------            ----

CANADA -- (8.2%)
    Royal Bank of Canada........................ 235,620   18,422,595            0.4%
    Other Securities............................          383,221,412            8.1%
                                                         ------------            ----
TOTAL CANADA....................................          401,644,007            8.5%
                                                         ------------            ----

DENMARK -- (1.6%)
#   Novo Nordisk A.S. Class B................... 479,867   23,892,014            0.5%
    Other Securities............................           53,660,130            1.1%
                                                         ------------            ----
TOTAL DENMARK...................................           77,552,144            1.6%
                                                         ------------            ----

FINLAND -- (0.9%)
    Other Securities............................           45,582,562            1.0%
                                                         ------------            ----

FRANCE -- (8.7%)
    Air Liquide SA.............................. 112,468   14,319,865            0.3%
    Airbus SE................................... 167,504   17,188,423            0.4%
    BNP Paribas SA.............................. 269,992   21,072,719            0.5%
    Cie Generale des Etablissements Michelin....  93,901   13,591,826            0.3%
    L'Oreal SA..................................  67,079   14,929,331            0.3%
    LVMH Moet Hennessy Louis Vuitton SE.........  80,117   23,895,942            0.5%
    Sanofi...................................... 261,989   24,806,833            0.5%
    Total SA.................................... 428,068   23,859,694            0.5%
#   Vinci SA.................................... 148,757   14,574,848            0.3%
    Other Securities............................          260,075,481            5.5%
                                                         ------------            ----
TOTAL FRANCE....................................          428,314,962            9.1%
                                                         ------------            ----

GERMANY -- (7.5%)
    Allianz SE..................................  83,434   19,478,402            0.4%
    BASF SE..................................... 236,962   25,912,583            0.6%
    Bayer AG.................................... 185,881   24,179,181            0.5%
    Daimler AG.................................. 297,357   24,825,190            0.5%
    Deutsche Telekom AG......................... 871,251   15,776,017            0.3%
    SAP SE...................................... 201,863   23,065,365            0.5%
    Siemens AG.................................. 157,350   22,600,606            0.5%

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                            PERCENTAGE
                                  SHARES      VALUE++     OF NET ASSETS**
                                  ------      -------     ---------------
       GERMANY -- (Continued)
           Other Securities.....           $  214,451,715            4.5%
                                           --------------           -----
       TOTAL GERMANY............              370,289,059            7.8%
                                           --------------           -----

       HONG KONG -- (2.7%)
           AIA Group, Ltd....... 3,180,000     23,962,823            0.5%
           Other Securities.....              109,094,540            2.3%
                                           --------------           -----
       TOTAL HONG KONG..........              133,057,363            2.8%
                                           --------------           -----

       IRELAND -- (0.5%)
           Other Securities.....               22,639,741            0.5%
                                           --------------           -----

       ISRAEL -- (0.4%)
           Other Securities.....               18,146,940            0.4%
                                           --------------           -----

       ITALY -- (2.1%)
           Enel SpA............. 2,149,889     13,332,901            0.3%
           Other Securities.....               89,469,950            1.9%
                                           --------------           -----
       TOTAL ITALY..............              102,802,851            2.2%
                                           --------------           -----

       JAPAN -- (21.9%)
           KDDI Corp............   522,300     13,915,448            0.3%
           SoftBank Group Corp..   238,088     21,099,864            0.5%
           Toyota Motor Corp....   422,423     26,201,231            0.6%
           Other Securities.....            1,016,783,685           21.4%
                                           --------------           -----
       TOTAL JAPAN..............            1,078,000,228           22.8%
                                           --------------           -----

       NETHERLANDS -- (3.0%)
       #   Unilever NV..........   268,265     15,583,487            0.3%
           Other Securities.....              133,297,467            2.8%
                                           --------------           -----
       TOTAL NETHERLANDS........              148,880,954            3.1%
                                           --------------           -----

       NEW ZEALAND -- (0.3%)
           Other Securities.....               12,433,517            0.3%
                                           --------------           -----

       NORWAY -- (0.7%)
           Other Securities.....               36,706,452            0.8%
                                           --------------           -----

       PORTUGAL -- (0.1%)
           Other Securities.....                7,355,784            0.1%
                                           --------------           -----

       SINGAPORE -- (1.1%)
           Other Securities.....               52,614,681            1.1%
                                           --------------           -----

       SPAIN -- (3.0%)
           Banco Santander SA... 3,427,026     23,232,871            0.5%
           Other Securities.....              123,531,583            2.6%
                                           --------------           -----
       TOTAL SPAIN..............              146,764,454            3.1%
                                           --------------           -----

       SWEDEN -- (2.7%)
           Other Securities.....              130,932,249            2.8%
                                           --------------           -----

       SWITZERLAND -- (6.6%)
           Nestle SA............   819,632     68,962,607            1.5%
           Novartis AG..........   429,247     35,403,963            0.8%
           Roche Holding AG.....   202,368     46,773,514            1.0%

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED

                                                                                     PERCENTAGE
                                                           SHARES      VALUE++     OF NET ASSETS**
                                                           ------      -------     ---------------
SWITZERLAND -- (Continued)
      Other Securities..................................            $  172,727,876            3.5%
                                                                    --------------          ------
TOTAL SWITZERLAND.......................................               323,867,960            6.8%
                                                                    --------------          ------

UNITED KINGDOM -- (15.1%)
#     Anglo American P.L.C..............................    777,930     14,674,102            0.3%
#     AstraZeneca P.L.C. Sponsored ADR..................    444,297     15,328,247            0.3%
      BP P.L.C. Sponsored ADR...........................    746,083     30,343,175            0.6%
      British American Tobacco P.L.C....................    320,392     20,700,471            0.4%
      Diageo P.L.C. Sponsored ADR.......................    124,015     16,991,295            0.4%
#     GlaxoSmithKline P.L.C. Sponsored ADR..............    423,459     15,426,611            0.3%
      Glencore P.L.C....................................  2,850,031     13,746,266            0.3%
      HSBC Holdings P.L.C...............................  1,761,358     17,199,869            0.4%
      HSBC Holdings P.L.C. Sponsored ADR................    616,604     30,071,777            0.6%
      Reckitt Benckiser Group P.L.C.....................    177,989     15,924,079            0.3%
      Royal Dutch Shell P.L.C. Class A..................    484,235     15,243,613            0.3%
      Royal Dutch Shell P.L.C. Sponsored ADR, Class A...    342,298     21,575,059            0.5%
#     Royal Dutch Shell P.L.C. Sponsored ADR, Class B...    345,272     22,566,978            0.5%
      Unilever P.L.C. Sponsored ADR.....................    272,913     15,460,521            0.3%
      Vodafone Group P.L.C..............................  6,677,955     19,101,210            0.4%
      Other Securities..................................               456,238,086            9.8%
                                                                    --------------          ------
TOTAL UNITED KINGDOM....................................               740,591,359           15.7%
                                                                    --------------          ------
TOTAL COMMON STOCKS.....................................             4,611,500,081           97.6%
                                                                    --------------          ------

PREFERRED STOCKS -- (0.5%)
GERMANY -- (0.5%)
      Other Securities..................................                25,517,892            0.6%
                                                                    --------------          ------
TOTAL PREFERRED STOCKS..................................                25,517,892            0.6%
                                                                    --------------          ------

RIGHTS/WARRANTS -- (0.0%)
SPAIN -- (0.0%)
      Other Securities..................................                   242,316            0.0%
                                                                    --------------          ------
TOTAL RIGHTS/WARRANTS...................................                   242,316            0.0%
                                                                    --------------          ------
TOTAL INVESTMENT SECURITIES.............................             4,637,260,289
                                                                    --------------

                                                                       VALUE+
                                                             -         ------             -

SECURITIES LENDING COLLATERAL -- (5.6%)
(S)@  DFA Short Term Investment Fund.................... 23,652,724    273,685,666            5.8%
                                                                    --------------          ------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $4,068,972,435).................................             $4,910,945,955          104.0%
                                                                    ==============          ======

At October 31, 2017, Large Cap International Portfolio had entered into the following outstanding futures contracts:

                                                                         UNREALIZED
                          NUMBER OF EXPIRATION  NOTIONAL     MARKET     APPRECIATION
DESCRIPTION               CONTRACTS    DATE      VALUE       VALUE     (DEPRECIATION)
-----------               --------- ---------- ----------- ----------- --------------
LONG POSITION CONTRACTS:
MSCI EAFE Index Future...     85     12/15/17  $ 8,309,516 $ 8,531,450   $  221,934
S&P 500 Emini Index(R)...    301     12/15/17   37,929,596  38,719,135      789,539
                                               ----------- -----------   ----------
TOTAL FUTURES CONTRACTS..                      $46,239,112 $47,250,585   $1,011,473
                                               =========== ===========   ==========

LARGE CAP INTERNATIONAL PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 --------------------------------------------------
                                   LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                                 ------------ -------------- ------- --------------
Common Stocks
 Australia...................... $  4,945,265 $  260,431,985   --    $  265,377,250
 Austria........................           --     12,333,426   --        12,333,426
 Belgium........................           --     55,612,138   --        55,612,138
 Canada.........................  401,644,007             --   --       401,644,007
 Denmark........................    3,011,648     74,540,496   --        77,552,144
 Finland........................    1,672,070     43,910,492   --        45,582,562
 France.........................   11,762,757    416,552,205   --       428,314,962
 Germany........................   30,769,847    339,519,212   --       370,289,059
 Hong Kong......................      862,958    132,194,405   --       133,057,363
 Ireland........................    5,877,320     16,762,421   --        22,639,741
 Israel.........................    4,382,059     13,764,881   --        18,146,940
 Italy..........................    5,149,952     97,652,899   --       102,802,851
 Japan..........................   41,449,732  1,036,550,496   --     1,078,000,228
 Netherlands....................   33,913,560    114,967,394   --       148,880,954
 New Zealand....................           --     12,433,517   --        12,433,517
 Norway.........................      932,815     35,773,637   --        36,706,452
 Portugal.......................           --      7,355,784   --         7,355,784
 Singapore......................           --     52,614,681   --        52,614,681
 Spain..........................   14,074,992    132,689,462   --       146,764,454
 Sweden.........................           --    130,932,249   --       130,932,249
 Switzerland....................   17,921,835    305,946,125   --       323,867,960
 United Kingdom.................  239,485,594    501,105,765   --       740,591,359
Preferred Stocks
 Germany........................           --     25,517,892   --        25,517,892
Rights/Warrants
 Spain..........................           --        242,316   --           242,316
Securities Lending Collateral...           --    273,685,666   --       273,685,666
Futures Contracts**.............    1,011,473             --   --         1,011,473
                                 ------------ --------------   --    --------------
TOTAL........................... $818,867,884 $4,093,089,544   --    $4,911,957,428
                                 ============ ==============   ==    ==============

  **Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                      INTERNATIONAL CORE EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2017

                                                                            PERCENTAGE
                                                  SHARES      VALUE++     OF NET ASSETS**
                                                  ------      -------     ---------------
COMMON STOCKS -- (93.1%)
AUSTRALIA -- (5.5%)
#   Australia & New Zealand Banking Group, Ltd.. 2,396,023 $   54,985,245            0.2%
    BHP Billiton, Ltd........................... 4,074,214     83,883,160            0.3%
#   Commonwealth Bank of Australia..............   785,325     46,715,236            0.2%
    Macquarie Group, Ltd........................   602,362     45,442,107            0.2%
#   National Australia Bank, Ltd................ 1,864,442     46,715,771            0.2%
#   Westpac Banking Corp........................ 2,168,520     54,927,387            0.2%
    Other Securities............................            1,134,332,572            4.5%
                                                           --------------            ----
TOTAL AUSTRALIA.................................            1,467,001,478            5.8%
                                                           --------------            ----

AUSTRIA -- (0.6%)
    Other Securities............................              171,827,531            0.7%
                                                           --------------            ----

BELGIUM -- (1.4%)
    Other Securities............................              381,977,197            1.5%
                                                           --------------            ----

CANADA -- (7.9%)
    Bank of Montreal............................   732,193     56,093,306            0.2%
    Bank of Nova Scotia (The)...................   964,105     62,204,055            0.3%
    Royal Bank of Canada........................   699,021     54,628,491            0.2%
    Other Securities............................            1,938,415,943            7.6%
                                                           --------------            ----
TOTAL CANADA....................................            2,111,341,795            8.3%
                                                           --------------            ----

CHINA -- (0.0%)
    Other Securities............................                  110,119            0.0%
                                                           --------------            ----

DENMARK -- (1.7%)
    Other Securities............................              454,266,175            1.8%
                                                           --------------            ----

FINLAND -- (1.7%)
    UPM-Kymmene Oyj............................. 1,735,959     52,134,771            0.2%
    Other Securities............................              401,672,764            1.6%
                                                           --------------            ----
TOTAL FINLAND...................................              453,807,535            1.8%
                                                           --------------            ----

FRANCE -- (7.1%)
    BNP Paribas SA.............................. 1,046,818     81,703,533            0.3%
    Cie Generale des Etablissements Michelin....   509,793     73,790,679            0.3%
#   Engie SA.................................... 3,023,845     51,109,179            0.2%
    Orange SA................................... 2,984,136     49,022,418            0.2%
    Sanofi......................................   514,628     48,728,347            0.2%
    Total SA.................................... 1,539,718     85,820,945            0.3%
    Other Securities............................            1,504,092,353            5.9%
                                                           --------------            ----
TOTAL FRANCE....................................            1,894,267,454            7.4%
                                                           --------------            ----

GERMANY -- (7.1%)
    Allianz SE..................................   244,024     56,969,551            0.2%
    BASF SE..................................... 1,224,687    133,923,595            0.5%
    Bayerische Motoren Werke AG.................   588,367     60,343,059            0.2%
    Daimler AG.................................. 1,485,860    124,048,726            0.5%
    Deutsche Telekom AG......................... 4,893,747     88,612,620            0.4%
    E.ON SE..................................... 5,371,567     63,623,173            0.3%
    Fresenius SE & Co. KGaA.....................   594,150     49,739,988            0.2%
*   RWE AG...................................... 1,919,080     48,253,072            0.2%
    Other Securities............................            1,290,589,274            5.0%
                                                           --------------            ----
TOTAL GERMANY...................................            1,916,103,058            7.5%
                                                           --------------            ----

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                     PERCENTAGE
                                           SHARES      VALUE++     OF NET ASSETS**
                                           ------      -------     ---------------
HONG KONG -- (2.7%)
    AIA Group, Ltd....................... 6,813,400 $   51,342,233            0.2%
    CK Hutchison Holdings, Ltd........... 3,807,408     48,360,585            0.2%
    Other Securities.....................              628,959,526            2.5%
                                                    --------------           -----
TOTAL HONG KONG..........................              728,662,344            2.9%
                                                    --------------           -----

IRELAND -- (0.5%)
    Other Securities.....................              131,124,345            0.5%
                                                    --------------           -----

ISRAEL -- (0.6%)
    Other Securities.....................              169,809,184            0.7%
                                                    --------------           -----

ITALY -- (2.9%)
#   Assicurazioni Generali SpA........... 2,476,453     45,070,836            0.2%
    Fiat Chrysler Automobiles NV......... 2,878,006     49,764,394            0.2%
    Other Securities.....................              692,592,139            2.7%
                                                    --------------           -----
TOTAL ITALY..............................              787,427,369            3.1%
                                                    --------------           -----

JAPAN -- (22.8%)
    Hitachi, Ltd......................... 7,235,425     57,618,187            0.2%
    Honda Motor Co., Ltd................. 2,495,223     78,192,940            0.3%
    Mitsubishi UFJ Financial Group, Inc.. 8,324,200     56,464,229            0.2%
    Toyota Motor Corp.................... 2,741,740    170,059,309            0.7%
    Toyota Motor Corp. Sponsored ADR.....   408,823     50,694,052            0.2%
    Other Securities.....................            5,697,196,362           22.4%
                                                    --------------           -----
TOTAL JAPAN..............................            6,110,225,079           24.0%
                                                    --------------           -----

NETHERLANDS -- (2.8%)
    Akzo Nobel NV........................   677,388     61,155,155            0.2%
    Other Securities.....................              694,397,324            2.8%
                                                    --------------           -----
TOTAL NETHERLANDS........................              755,552,479            3.0%
                                                    --------------           -----

NEW ZEALAND -- (0.4%)
    Other Securities.....................               97,683,761            0.4%
                                                    --------------           -----

NORWAY -- (0.8%)
    Other Securities.....................              211,772,053            0.8%
                                                    --------------           -----

PORTUGAL -- (0.2%)
    Other Securities.....................               65,528,812            0.2%
                                                    --------------           -----

SINGAPORE -- (1.1%)
    Other Securities.....................              292,310,470            1.1%
                                                    --------------           -----

SPAIN -- (2.2%)
    Banco Santander SA................... 9,453,773     64,090,057            0.3%
    Iberdrola SA......................... 7,788,128     62,935,908            0.3%
    Other Securities.....................              475,399,916            1.8%
                                                    --------------           -----
TOTAL SPAIN..............................              602,425,881            2.4%
                                                    --------------           -----

SWEDEN -- (2.7%)
    Other Securities.....................              728,311,991            2.9%
                                                    --------------           -----

SWITZERLAND -- (5.4%)
    ABB, Ltd............................. 2,166,659     56,582,363            0.2%
    Nestle SA............................ 2,417,067    203,368,393            0.8%
    Novartis AG Sponsored ADR............   935,984     77,293,559            0.3%
    Other Securities.....................            1,112,212,639            4.4%
                                                    --------------           -----
TOTAL SWITZERLAND........................            1,449,456,954            5.7%
                                                    --------------           -----

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       PERCENTAGE
                                                           SHARES        VALUE++     OF NET ASSETS**
                                                           ------        -------     ---------------
UNITED KINGDOM -- (15.0%)
#     Anglo American P.L.C..............................   2,969,972 $    56,022,613            0.2%
      AstraZeneca P.L.C. Sponsored ADR..................   1,343,676      46,356,822            0.2%
      BP P.L.C. Sponsored ADR...........................   2,101,061      85,450,151            0.3%
      HSBC Holdings P.L.C. Sponsored ADR................   3,144,040     153,334,831            0.6%
      Lloyds Banking Group P.L.C........................  62,288,792      56,460,461            0.2%
      Rio Tinto P.L.C. Sponsored ADR....................   1,670,448      80,064,573            0.3%
      Royal Dutch Shell P.L.C. Sponsored ADR, Class A...   1,570,022      98,958,487            0.4%
      Royal Dutch Shell P.L.C. Sponsored ADR, Class B...   1,333,672      87,168,802            0.4%
      Vodafone Group P.L.C..............................  27,407,758      78,395,461            0.3%
      Vodafone Group P.L.C. Sponsored ADR...............   1,906,729      55,256,999            0.2%
      Other Securities..................................               3,226,898,882           12.7%
                                                                     ---------------          ------
TOTAL UNITED KINGDOM....................................               4,024,368,082           15.8%
                                                                     ---------------          ------

UNITED STATES -- (0.0%)
      Other Securities..................................                   2,853,295            0.0%
                                                                     ---------------          ------
TOTAL COMMON STOCKS.....................................              25,008,214,441           98.3%
                                                                     ---------------          ------

PREFERRED STOCKS -- (0.5%)
GERMANY -- (0.5%)
      Volkswagen AG.....................................     371,774      68,072,987            0.3%
      Other Securities..................................                  65,412,880            0.2%
                                                                     ---------------          ------
TOTAL GERMANY...........................................                 133,485,867            0.5%
                                                                     ---------------          ------
TOTAL PREFERRED STOCKS..................................                 133,485,867            0.5%
                                                                     ---------------          ------

RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
      Other Securities..................................                     274,985            0.0%
                                                                     ---------------          ------

FRANCE -- (0.0%)
      Other Securities..................................                       1,620            0.0%
                                                                     ---------------          ------

HONG KONG -- (0.0%)
      Other Securities..................................                       2,247            0.0%
                                                                     ---------------          ------

ISRAEL -- (0.0%)
      Other Securities..................................                           7            0.0%
                                                                     ---------------          ------

NEW ZEALAND -- (0.0%)
      Other Securities..................................                          46            0.0%
                                                                     ---------------          ------

SPAIN -- (0.0%)
      Other Securities..................................                   1,360,258            0.0%
                                                                     ---------------          ------

SWITZERLAND -- (0.0%)
      Other Securities..................................                       7,809            0.0%
                                                                     ---------------          ------
TOTAL RIGHTS/WARRANTS...................................                   1,646,972            0.0%
                                                                     ---------------          ------
TOTAL INVESTMENT SECURITIES.............................              25,143,347,280
                                                                     ---------------

                                                                         VALUE+
                                                             -           ------             -
SECURITIES LENDING COLLATERAL -- (6.4%)
(S)@  DFA Short Term Investment Fund.................... 147,857,530   1,710,859,480            6.7%
                                                                     ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $22,034,204,503)................................              $26,854,206,760          105.5%
                                                                     ===============          ======

INTERNATIONAL CORE EQUITY PORTFOLIO
CONTINUED


At October 31, 2017, International Core Equity Portfolio had entered into the following outstanding futures contracts:

                                                                           UNREALIZED
                          NUMBER OF EXPIRATION   NOTIONAL      MARKET     APPRECIATION
DESCRIPTION               CONTRACTS    DATE       VALUE        VALUE     (DEPRECIATION)
-----------               --------- ---------- ------------ ------------ --------------
LONG POSITION CONTRACTS:
S&P 500 Emini Index(R)...   1,650    12/15/17  $203,332,974 $212,247,750   $8,914,776
                                               ------------ ------------   ----------
TOTAL FUTURES CONTRACTS..                      $203,332,974 $212,247,750   $8,914,776
                                               ============ ============   ==========

Summary of the Portfolio's investments as of October 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                        INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ------------------------------------------------------
                                    LEVEL 1         LEVEL 2     LEVEL 3      TOTAL
                                 -------------- --------------- ------- ---------------
Common Stocks
 Australia...................... $   40,877,021 $ 1,426,124,457   --    $ 1,467,001,478
 Austria........................         78,834     171,748,697   --        171,827,531
 Belgium........................     15,161,476     366,815,721   --        381,977,197
 Canada.........................  2,111,283,472          58,323   --      2,111,341,795
 China..........................             --         110,119   --            110,119
 Denmark........................     35,144,212     419,121,963   --        454,266,175
 Finland........................      4,389,359     449,418,176   --        453,807,535
 France.........................     79,927,251   1,814,340,203   --      1,894,267,454
 Germany........................    112,522,049   1,803,581,009   --      1,916,103,058
 Hong Kong......................      1,249,178     727,413,166   --        728,662,344
 Ireland........................     22,706,016     108,418,329   --        131,124,345
 Israel.........................     19,084,929     150,724,255   --        169,809,184
 Italy..........................     17,797,005     769,630,364   --        787,427,369
 Japan..........................    123,172,020   5,987,053,059   --      6,110,225,079
 Netherlands....................    111,493,419     644,059,060   --        755,552,479
 New Zealand....................        142,330      97,541,431   --         97,683,761
 Norway.........................     13,824,985     197,947,068   --        211,772,053
 Portugal.......................        256,895      65,271,917   --         65,528,812
 Singapore......................             --     292,310,470   --        292,310,470
 Spain..........................     33,837,529     568,588,352   --        602,425,881
 Sweden.........................      3,303,121     725,008,870   --        728,311,991
 Switzerland....................    109,654,831   1,339,802,123   --      1,449,456,954
 United Kingdom.................    865,746,452   3,158,621,630   --      4,024,368,082
 United States..................         76,405       2,776,890   --          2,853,295
Preferred Stocks
 Germany........................             --     133,485,867   --        133,485,867
Rights/Warrants
 Australia......................             --         274,985   --            274,985
 France.........................             --           1,620   --              1,620
 Hong Kong......................             --           2,247   --              2,247
 Israel.........................             --               7   --                  7
 New Zealand....................             --              46   --                 46
 Spain..........................             --       1,360,258   --          1,360,258
 Switzerland....................             --           7,809   --              7,809
Securities Lending Collateral...             --   1,710,859,480   --      1,710,859,480
Futures Contracts**.............      8,914,776              --   --          8,914,776
                                 -------------- ---------------   --    ---------------
TOTAL........................... $3,730,643,565 $23,132,477,971   --    $26,863,121,536
                                 ============== ===============   ==    ===============

  **Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                     INTERNATIONAL SMALL COMPANY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2017

                                                                 VALUE+
                                                             ---------------
   AFFILIATED INVESTMENT COMPANIES -- (100.0%)
   Investment in The Continental Small Company Series of
     The DFA Investment Trust Company....................... $ 5,118,702,845
   Investment in The Japanese Small Company Series of
     The DFA Investment Trust Company.......................   3,339,426,830
   Investment in The United Kingdom Small Company Series of
     The DFA Investment Trust Company.......................   2,246,700,930
   Investment in The Asia Pacific Small Company Series of
     The DFA Investment Trust Company.......................   1,482,853,393
   Investment in The Canadian Small Company Series of
     The DFA Investment Trust Company.......................   1,162,055,496
                                                             ---------------
      TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES.. $13,349,739,494
                                                             ===============

At October 31, 2017, International Small Company Portfolio had entered into the following outstanding futures contracts:

                                                                           UNREALIZED
                          NUMBER OF EXPIRATION   NOTIONAL      MARKET     APPRECIATION
DESCRIPTION               CONTRACTS    DATE       VALUE        VALUE     (DEPRECIATION)
-----------               --------- ---------- ------------ ------------ --------------
LONG POSITION CONTRACTS:
S&P 500 Emini Index(R)...    885     12/15/17  $110,931,628 $113,841,975   $2,910,347
                                               ------------ ------------   ----------
TOTAL FUTURES CONTRACTS..                      $110,931,628 $113,841,975   $2,910,347
                                               ============ ============   ==========

Summary of the Portfolio's investments as of October 31, 2017, based on their valuation inputs, is as follows (See
Security Valuation Note):
                                           INVESTMENTS IN SECURITIES (MARKET VALUE)
                                        ---------------------------------------------------------------------------
                                            LEVEL 1            LEVEL 2        LEVEL 3             TOTAL
                                           ---------------     -------        -------           ---------------
Affiliated Investment Companies........ $13,349,739,494          --             --           $13,349,739,494
Futures Contracts**....................       2,910,347          --             --                 2,910,347
                                           ---------------       --             --              ---------------
TOTAL.................................. $13,352,649,841          --             --           $13,352,649,841
                                           ===============       ==             ==              ===============

  **Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                        GLOBAL SMALL COMPANY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2017

                                                           SHARES    VALUE+
                                                           ------- -----------
 AFFILIATED INVESTMENT COMPANIES -- (100.0%)
 Investment in U.S. Small Cap Portfolio of
   DFA Investment Dimensions Group Inc.................... 207,593 $ 7,573,004
 Investment in The Continental Small Company Series of
   The DFA Investment Trust Company.......................           2,171,663
 Investment in The Emerging Markets Small Cap Series of
   The DFA Investment Trust Company.......................           1,826,296
 Investment in The Japanese Small Company Series of
   The DFA Investment Trust Company.......................           1,401,455
 Investment in The United Kingdom Small Company Series of
   The DFA Investment Trust Company.......................             938,033
 Investment in The Asia Pacific Small Company Series of
   The DFA Investment Trust Company.......................             631,125
 Investment in The Canadian Small Company Series of
   The DFA Investment Trust Company.......................             459,984
                                                                   -----------
    TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
      (Cost $13,706,363)..................................         $15,001,560
                                                                   ===========

Summary of the Fund's investments as of October 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                      ---------------------------------------
                                        LEVEL 1    LEVEL 2 LEVEL 3    TOTAL
                                      -----------  ------- ------- -----------
   Affiliated Investment Companies... $15,001,560    --      --    $15,001,560
                                      -----------    --      --    -----------
   TOTAL............................. $15,001,560    --      --    $15,001,560
                                      ===========    ==      ==    ===========

                See accompanying Notes to Financial Statements.

                       JAPANESE SMALL COMPANY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2017

                                                                  VALUE+
                                                               ------------
     AFFILIATED INVESTMENT COMPANY -- (100.0%)
     Investment in The Japanese Small Company Series of The
       DFA Investment Trust Company........................... $648,220,609
                                                               ------------
        TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY.... $648,220,609
                                                               ============

Summary of the Portfolio's Master Fund's investments as of October 31, 2017, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                     ASIA PACIFIC SMALL COMPANY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2017

                                                                  VALUE+
                                                               ------------
     AFFILIATED INVESTMENT COMPANY -- (100.0%)
     Investment in The Asia Pacific Small Company Series
       of The DFA Investment Trust Company.................... $332,220,879
                                                               ------------
        TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY.... $332,220,879
                                                               ============

Summary of the Portfolio's Master Fund's investments as of October 31, 2017, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                    UNITED KINGDOM SMALL COMPANY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2017

                                                                 VALUE+
                                                               -----------
     AFFILIATED INVESTMENT COMPANY -- (100.0%)
     Investment in The United Kingdom Small Company Series of
       The DFA Investment Trust Company....................... $45,202,087
                                                               -----------
        TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY.... $45,202,087
                                                               ===========

Summary of the Portfolio's Master Fund's investments as of October 31, 2017, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                      CONTINENTAL SMALL COMPANY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2017

                                                                  VALUE+
                                                               ------------
     AFFILIATED INVESTMENT COMPANY -- (100.0%)
     Investment in The Continental Small Company Series
       of The DFA Investment Trust Company.................... $592,215,514
                                                               ------------
        TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY.... $592,215,514
                                                               ============

Summary of the Portfolio's Master Fund's investments as of October 31, 2017, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

              DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2017

                                                                     Percentage
                                        Shares            Value++ of Net Assets**
  COMMON STOCKS -- (96.7%)
  AUSTRALIA -- (20.0%)
      Dexus Property Group........  13,825,787    $   103,527,334          1.9%
      Goodman Group...............  23,331,942        149,598,540          2.7%
      GPT Group (The).............  24,380,306         95,200,714          1.7%
      Mirvac Group................  19,777,034         36,554,831          0.7%
      Scentre Group...............  68,764,426        212,030,820          3.9%
      Stockland...................  32,842,224        113,829,292          2.1%
      Vicinity Centres............  44,932,360         91,330,516          1.7%
      Westfield Corp..............  25,922,527        154,504,722          2.8%
      Other Securities............                    163,997,011          2.9%
                                                  --------------- -------------
  TOTAL AUSTRALIA.................                  1,120,573,780         20.4%
                                                  --------------- -------------

  BELGIUM -- (2.0%)
      Cofinimmo SA................     263,699         33,455,083          0.6%
      Other Securities............                     76,784,757          1.4%
                                                  --------------- -------------
  TOTAL BELGIUM...................                    110,239,840          2.0%
                                                  --------------- -------------

  CANADA -- (5.2%)
  #   H&R REIT....................   2,010,917         33,387,991          0.6%
  #   RioCan REIT.................   2,107,577         39,975,513          0.7%
      Other Securities............                    218,876,391          4.0%
                                                  --------------- -------------
  TOTAL CANADA....................                    292,239,895          5.3%
                                                  --------------- -------------

  CHINA -- (0.3%)
      Other Securities............                     14,973,853          0.3%
                                                  --------------- -------------

  FRANCE -- (5.5%)
      Fonciere Des Regions........     456,007         46,434,708          0.8%
      Gecina SA...................     526,297         85,482,417          1.6%
      ICADE.......................     469,808         41,056,813          0.7%
      Klepierre SA................   2,885,656        114,872,498          2.1%
      Unibail-Rodamco SE(B1YY4B3).     978,160        244,840,252          4.5%
      Unibail-Rodamco SE(7076242).     331,578         82,983,335          1.5%
      Other Securities............                     22,828,418          0.4%
                                                  --------------- -------------
  TOTAL FRANCE....................                    638,498,441         11.6%
                                                  --------------- -------------

  GERMANY -- (0.7%)
      Other Securities............                     41,167,885          0.8%
                                                  --------------- -------------

  GREECE -- (0.0%)
      Other Securities............                      1,008,448          0.0%
                                                  --------------- -------------

  HONG KONG -- (5.3%)
      Link REIT...................  28,461,905        239,287,882          4.3%
      Other Securities............                     59,178,682          1.1%
                                                  --------------- -------------
  TOTAL HONG KONG.................                    298,466,564          5.4%
                                                  --------------- -------------

  IRELAND -- (0.2%)
      Other Securities............                     12,778,405          0.2%
                                                  --------------- -------------

  ITALY -- (0.4%)
      Other Securities............                     21,038,719          0.4%
                                                  --------------- -------------

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED


   JAPAN -- (19.8%)
   #   Advance Residence Investment Corp.....     17,155 $   40,327,190  0.7%
   #   Daiwa House REIT Investment Corp......     18,299     42,761,250  0.8%
       GLP J-Reit............................     32,261     32,339,242  0.6%
       Japan Hotel REIT Investment Corp......     52,901     35,025,118  0.6%
       Japan Prime Realty Investment Corp....     11,111     35,736,456  0.7%
       Japan Real Estate Investment Corp.....     16,129     75,615,100  1.4%
       Japan Retail Fund Investment Corp.....     34,098     60,512,264  1.1%
   #   Kenedix Office Investment Corp........      6,082     32,583,311  0.6%
       Nippon Building Fund, Inc.............     17,947     86,650,715  1.6%
       Nippon Prologis REIT, Inc.............     19,387     40,763,337  0.7%
       Nomura Real Estate Master Fund, Inc...     49,428     61,821,821  1.1%
   #   Orix JREIT, Inc.......................     33,871     46,538,238  0.8%
       United Urban Investment Corp..........     39,235     56,444,078  1.0%
       Other Securities......................               460,275,255  8.4%
                                                         -------------- -----
   TOTAL JAPAN...............................             1,107,393,375 20.1%
                                                         -------------- -----

   MALAYSIA -- (0.5%)
       Other Securities......................                29,517,583  0.5%
                                                         -------------- -----

   MEXICO -- (1.7%)
   #   Fibra Uno Administracion S.A. de C.V.. 34,409,094     53,987,015  1.0%
       Other Securities......................                41,624,914  0.7%
                                                         -------------- -----
   TOTAL MEXICO..............................                95,611,929  1.7%
                                                         -------------- -----

   NETHERLANDS -- (7.2%)
       Wereldhave NV.........................    720,117     32,736,559  0.6%
       Other Securities......................                42,324,910  0.8%
                                                         -------------- -----
   TOTAL NETHERLANDS.........................                75,061,469  1.4%
                                                         -------------- -----

   NEW ZEALAND -- (0.8%)
       Other Securities......................                45,305,907  0.8%
                                                         -------------- -----

   SINGAPORE -- (8.4%)
       Ascendas REIT......................... 32,585,100     65,517,374  1.2%
       CapitaLand Commercial Trust........... 34,097,949     43,432,872  0.8%
       CapitaLand Mall Trust................. 32,831,000     48,670,928  0.9%
   #   Mapletree Commercial Trust............ 25,804,137     29,431,331  0.5%
       Suntec REIT........................... 34,076,900     48,783,791  0.9%
       Other Securities......................               232,502,292  4.2%
                                                         -------------- -----
   TOTAL SINGAPORE...........................               468,338,588  8.5%
                                                         -------------- -----

   SOUTH AFRICA -- (3.5%)
       Growthpoint Properties, Ltd........... 29,736,158     51,580,799  0.9%
       Redefine Properties, Ltd.............. 67,048,274     50,354,358  0.9%
       Resilient REIT, Ltd...................  3,487,741     34,749,649  0.6%
       Other Securities......................                56,875,560  1.1%
                                                         -------------- -----
   TOTAL SOUTH AFRICA........................               193,560,366  3.5%
                                                         -------------- -----

   SPAIN -- (1.3%)
       Merlin Properties Socimi SA...........  4,847,051     64,000,976  1.2%
       Other Securities......................                 8,339,744  0.1%
                                                         -------------- -----
   TOTAL SPAIN...............................                72,340,720  1.3%
                                                         -------------- -----

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                                    PERCENTAGE
                                          SHARES      VALUE++     OF NET ASSETS**
                                          ------      -------     ---------------
TAIWAN -- (0.2%)
       Other Securities................            $   10,730,438            0.2%
                                                   --------------          ------

TURKEY -- (0.5%)
       Other Securities................                30,032,891            0.6%
                                                   --------------          ------

UNITED KINGDOM -- (13.2%)
       British Land Co. P.L.C. (The)... 13,875,146    110,781,945            2.0%
       Derwent London P.L.C............  1,517,000     53,918,029            1.0%
       Great Protland Estates P.L.C....  4,807,043     39,709,503            0.7%
       Hammerson P.L.C................. 11,418,551     79,487,099            1.4%
#      Intu Properties P.L.C........... 12,684,031     36,413,471            0.7%
       Land Securities Group P.L.C..... 10,398,014    133,549,584            2.4%
       Segro P.L.C..................... 14,315,123    103,342,334            1.9%
       Shaftesbury P.L.C...............  3,470,964     45,669,734            0.8%
       Other Securities................               136,412,667            2.6%
                                                   --------------          ------
TOTAL UNITED KINGDOM...................               739,284,366           13.5%
                                                   --------------          ------
TOTAL COMMON STOCKS....................             5,418,163,462           98.5%
                                                   --------------          ------

RIGHTS/WARRANTS -- (0.0%)
NEW ZEALAND -- (0.0%)
       Other Securities................                     3,786            0.0%
                                                   --------------          ------
TOTAL INVESTMENT SECURITIES............             5,418,167,248
                                                   --------------

                                                      VALUE+
                                            -         ------             -
SECURITIES LENDING COLLATERAL -- (3.3%)
(S)@   DFA Short Term Investment Fund.. 16,040,082    185,599,787            3.4%
                                                   --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $5,411,511,463)..............              $5,603,767,035          101.9%
                                                   ==============          ======

At October 31, 2017, DFA International Real Estate Securities Portfolio had entered into the following outstanding futures contracts:

                                                                          UNREALIZED
                           NUMBER OF EXPIRATION  NOTIONAL     MARKET     APPRECIATION
DESCRIPTION                CONTRACTS    DATE      VALUE       VALUE     (DEPRECIATION)
-----------                --------- ---------- ----------- ----------- --------------
LONG POSITION CONTRACTS:
S&P 500 Emini Index(R)....    300     12/15/17  $38,140,122 $38,590,500    $450,378
                                                ----------- -----------    --------
TOTAL FUTURES CONTRACTS...                      $38,140,122 $38,590,500    $450,378
                                                =========== ===========    ========

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 --------------------------------------------------
                                   LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                                 ------------ -------------- ------- --------------
Common Stocks
 Australia......................           -- $1,120,573,780   --    $1,120,573,780
 Belgium........................           --    110,239,840   --       110,239,840
 Canada......................... $292,239,895             --   --       292,239,895
 China..........................           --     14,973,853   --        14,973,853
 France.........................   82,983,335    555,515,106   --       638,498,441
 Germany........................           --     41,167,885   --        41,167,885
 Greece.........................           --      1,008,448   --         1,008,448
 Hong Kong......................           --    298,466,564   --       298,466,564
 Ireland........................           --     12,778,405   --        12,778,405
 Italy..........................           --     21,038,719   --        21,038,719
 Japan..........................           --  1,107,393,375   --     1,107,393,375
 Malaysia.......................           --     29,517,583   --        29,517,583
 Mexico.........................   95,611,929             --   --        95,611,929
 Netherlands....................           --     75,061,469   --        75,061,469
 New Zealand....................           --     45,305,907   --        45,305,907
 Singapore......................           --    468,338,588   --       468,338,588
 South Africa...................           --    193,560,366   --       193,560,366
 Spain..........................           --     72,340,720   --        72,340,720
 Taiwan.........................           --     10,730,438   --        10,730,438
 Turkey.........................           --     30,032,891   --        30,032,891
 United Kingdom.................           --    739,284,366   --       739,284,366
RIGHTS/WARRANTS
 New Zealand....................           --          3,786   --             3,786
Securities Lending Collateral...           --    185,599,787   --       185,599,787
Futures Contracts**.............      450,378             --   --           450,378
                                 ------------ --------------   --    --------------
TOTAL........................... $471,285,537 $5,132,931,876   --    $5,604,217,413
                                 ============ ==============   ==    ==============

  **Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                  DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2017

                                                                                PERCENTAGE
                                                      SHARES      VALUE++     OF NET ASSETS**
                                                      ------      -------     ---------------
COMMON STOCKS -- (40.8%)
UNITED STATES -- (40.8%)
    Alexandria Real Estate Equities, Inc............   296,010 $   36,693,400            0.5%
    American Campus Communities, Inc................   405,786     16,872,582            0.3%
    American Tower Corp.............................   962,125    138,228,499            2.1%
    Apartment Investment & Management Co. Class A...   465,349     20,466,049            0.3%
    AvalonBay Communities, Inc......................   410,124     74,367,785            1.1%
    Boston Properties, Inc..........................   457,612     55,453,422            0.8%
    Brixmor Property Group, Inc.....................   987,226     17,246,838            0.3%
    Camden Property Trust...........................   302,782     27,625,830            0.4%
    Crown Castle International Corp.................   902,269     96,614,965            1.4%
    CubeSmart.......................................   655,345     17,838,491            0.3%
    DCT Industrial Trust, Inc.......................   318,396     18,473,336            0.3%
    Digital Realty Trust, Inc.......................   579,907     68,684,161            1.0%
    Duke Realty Corp................................ 1,025,121     29,195,446            0.4%
    Equinix, Inc....................................   225,476    104,508,126            1.6%
    Equity LifeStyle Properties, Inc................   236,285     20,906,497            0.3%
    Equity Residential.............................. 1,092,067     73,452,426            1.1%
    Essex Property Trust, Inc.......................   192,016     50,390,759            0.8%
    Extra Space Storage, Inc........................   412,484     33,654,570            0.5%
#   Federal Realty Investment Trust.................   203,165     24,485,446            0.4%
    Forest City Realty Trust, Inc. Class A..........   709,996     17,487,201            0.3%
    Gaming and Leisure Properties, Inc..............   580,072     21,195,831            0.3%
#   GGP, Inc........................................ 2,007,174     39,059,606            0.6%
    HCP, Inc........................................ 1,294,413     33,447,632            0.5%
    Healthcare Trust of America, Inc. Class A.......   637,991     19,171,630            0.3%
    Host Hotels & Resorts, Inc...................... 2,225,017     43,521,333            0.6%
    Hudson Pacific Properties, Inc..................   558,331     18,882,754            0.3%
    Iron Mountain, Inc..............................   699,555     27,982,200            0.4%
    Kilroy Realty Corp..............................   317,305     22,601,635            0.3%
#   Kimco Realty Corp............................... 1,387,549     25,197,890            0.4%
    Liberty Property Trust..........................   440,082     18,870,716            0.3%
    Macerich Co. (The)..............................   376,228     20,542,049            0.3%
    Mid-America Apartment Communities, Inc..........   310,565     31,786,279            0.5%
    National Retail Properties, Inc.................   433,161     17,404,409            0.3%
#   Omega Healthcare Investors, Inc.................   614,059     17,721,743            0.3%
    Prologis, Inc................................... 1,577,624    101,882,958            1.5%
#   Public Storage..................................   454,129     94,118,235            1.4%
    Realty Income Corp..............................   766,205     41,122,222            0.6%
#   Regency Centers Corp............................   509,713     31,372,811            0.5%
#*  SBA Communications Corp.........................   327,775     51,519,674            0.8%
#   Simon Property Group, Inc.......................   928,999    144,301,415            2.1%
#   SL Green Realty Corp............................   327,763     31,360,364            0.5%
    Sun Communities, Inc............................   254,389     22,961,151            0.3%
    UDR, Inc........................................   758,996     29,441,455            0.4%
    Ventas, Inc..................................... 1,054,352     66,160,588            1.0%
    VEREIT, Inc..................................... 3,240,315     25,566,085            0.4%
    Vornado Realty Trust............................   553,485     41,433,887            0.6%
    Welltower, Inc.................................. 1,089,264     72,937,117            1.1%
    WP Carey, Inc...................................   297,172     20,252,272            0.3%
    Other Securities................................              719,205,825           10.3%
                                                               --------------           -----
TOTAL COMMON STOCKS.................................            2,793,667,595           41.4%
                                                               --------------           -----

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO
CONTINUED

                                                                                              PERCENTAGE
                                                                   SHARES       VALUE++     OF NET ASSETS**
                                                                   ------       -------     ---------------
AFFILIATED INVESTMENT COMPANIES -- (57.6%)
UNITED STATES -- (57.6%)
      DFA International Real Estate Securities Portfolio of DFA
       Investment Dimensions Group Inc.......................... 467,157,379 $2,368,487,914           35.1%
      DFA Real Estate Securities Portfolio of DFA Investment
       Dimensions Group Inc.....................................  45,252,203  1,583,374,570           23.4%
                                                                             --------------          ------
TOTAL UNITED STATES.............................................              3,951,862,484           58.5%
                                                                             --------------          ------
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT
 COMPANIES......................................................              3,951,862,484           58.5%
                                                                             --------------          ------
TOTAL INVESTMENT SECURITIES.....................................              6,745,530,079
                                                                             --------------

                                                                                VALUE+
                                                                                ------
SECURITIES LENDING COLLATERAL -- (1.6%)
(S)@  DFA Short Term Investment Fund............................   9,319,863    107,840,139            1.6%
                                                                             --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $6,118,037,872).......................................               $6,853,370,218          101.5%
                                                                             ==============          ======

Summary of the Portfolio's investments as of October 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 --------------------------------------------------
                                    LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                                 -------------- ------------ ------- --------------
Common Stocks
  United States................. $2,793,667,595           --   --    $2,793,667,595
Affiliated Investment Companies.  3,951,862,484           --   --     3,951,862,484
Securities Lending Collateral...             -- $107,840,139   --       107,840,139
                                 -------------- ------------   --    --------------
TOTAL........................... $6,745,530,079 $107,840,139   --    $6,853,370,218
                                 ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                  DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2017

                                                                    PERCENTAGE
                                          SHARES      VALUE++     OF NET ASSETS**
                                          ------      -------     ---------------
COMMON STOCKS -- (94.5%)
AUSTRALIA -- (5.8%)
    Downer EDI, Ltd.................... 13,482,483 $   72,345,552            0.5%
*   WorleyParsons, Ltd.................  5,201,572     55,946,016            0.4%
    Other Securities...................               846,530,437            5.1%
                                                   --------------            ----
TOTAL AUSTRALIA........................               974,822,005            6.0%
                                                   --------------            ----

AUSTRIA -- (1.3%)
*   Raiffeisen Bank International AG...  1,535,503     53,398,841            0.3%
    Wienerberger AG....................  2,684,294     68,872,121            0.4%
    Other Securities...................                88,050,016            0.6%
                                                   --------------            ----
TOTAL AUSTRIA..........................               210,320,978            1.3%
                                                   --------------            ----

BELGIUM -- (1.3%)
    Other Securities...................               215,912,553            1.3%
                                                   --------------            ----

CANADA -- (7.8%)
#   Canadian Western Bank..............  2,752,067     77,521,211            0.5%
    HudBay Minerals, Inc...............  6,906,809     51,341,988            0.3%
*   IAMGOLD Corp.......................  9,625,835     52,826,069            0.3%
#   Laurentian Bank of Canada..........  1,139,011     52,973,149            0.3%
    Other Securities...................             1,085,479,932            6.8%
                                                   --------------            ----
TOTAL CANADA...........................             1,320,142,349            8.2%
                                                   --------------            ----

DENMARK -- (1.9%)
    Jyske Bank A.S.....................    985,274     55,675,995            0.4%
    Sydbank A.S........................  1,549,002     60,470,642            0.4%
    TDC A.S............................ 10,539,047     62,308,938            0.4%
    Other Securities...................               138,344,917            0.8%
                                                   --------------            ----
TOTAL DENMARK..........................               316,800,492            2.0%
                                                   --------------            ----

FINLAND -- (2.1%)
    Cargotec Oyj Class B...............    934,497     55,166,442            0.4%
    Kesko Oyj Class B..................  1,494,944     76,344,755            0.5%
    Other Securities...................               222,531,899            1.3%
                                                   --------------            ----
TOTAL FINLAND..........................               354,043,096            2.2%
                                                   --------------            ----

FRANCE -- (4.8%)
    Arkema SA..........................    467,290     59,033,371            0.4%
    Lagardere SCA......................  1,721,801     56,700,994            0.4%
    Nexans SA..........................    745,689     48,803,398            0.3%
    Rexel SA...........................  5,345,004     95,312,221            0.6%
    Other Securities...................               554,642,961            3.3%
                                                   --------------            ----
TOTAL FRANCE...........................               814,492,945            5.0%
                                                   --------------            ----

GERMANY -- (7.1%)
    Aareal Bank AG.....................  1,761,663     73,245,341            0.5%
#   Aurubis AG.........................  1,158,293     94,917,925            0.6%
#   K+S AG.............................  2,643,663     64,272,147            0.4%
    Lanxess AG.........................  1,003,616     78,692,143            0.5%
    Leoni AG...........................    772,858     51,420,574            0.3%
    OSRAM Licht AG.....................    784,624     60,078,459            0.4%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                        SHARES      VALUE++     OF NET ASSETS**
                                        ------      -------     ---------------
 GERMANY -- (Continued)
     Rheinmetall AG..................  1,053,108 $  125,075,918            0.8%
 #   Salzgitter AG...................  1,321,837     63,953,772            0.4%
     Other Securities................               587,989,600            3.5%
                                                 --------------           -----
 TOTAL GERMANY.......................             1,199,645,879            7.4%
                                                 --------------           -----

 GREECE -- (0.0%)
     Other Securities................                     2,001            0.0%
                                                 --------------           -----

 HONG KONG -- (3.4%)
     Other Securities................               575,923,913            3.6%
                                                 --------------           -----

 IRELAND -- (0.3%)
     Other Securities................                56,952,154            0.3%
                                                 --------------           -----

 ISRAEL -- (0.7%)
     Other Securities................               119,248,269            0.7%
                                                 --------------           -----

 ITALY -- (3.9%)
 #   BPER Banca...................... 14,396,544     70,079,196            0.4%
 #   Unione di Banche Italiane SpA... 21,003,603     98,578,970            0.6%
     Unipol Gruppo SpA............... 12,945,651     58,379,973            0.4%
     Other Securities................               435,987,464            2.7%
                                                 --------------           -----
 TOTAL ITALY.........................               663,025,603            4.1%
                                                 --------------           -----

 JAPAN -- (26.7%)
     Other Securities................             4,489,329,069           27.8%
                                                 --------------           -----

 NETHERLANDS -- (2.2%)
 #   APERAM SA.......................  1,300,857     69,950,448            0.5%
     ASM International NV............    756,945     50,725,914            0.3%
     Boskalis Westminster............  1,871,382     66,895,363            0.4%
 #   SBM Offshore NV.................  5,027,903     89,728,554            0.6%
     Other Securities................                86,855,512            0.5%
                                                 --------------           -----
 TOTAL NETHERLANDS...................               364,155,791            2.3%
                                                 --------------           -----

 NEW ZEALAND -- (0.4%)
     Other Securities................                64,445,946            0.4%
                                                 --------------           -----

 NORWAY -- (0.7%)
     Other Securities................               123,424,636            0.8%
                                                 --------------           -----

 PORTUGAL -- (0.4%)
     Other Securities................                65,739,697            0.4%
                                                 --------------           -----

 SINGAPORE -- (1.2%)
     Other Securities................               192,487,954            1.2%
                                                 --------------           -----

 SPAIN -- (2.0%)
     Acciona SA......................    817,969     67,731,270            0.4%
     Other Securities................               272,754,919            1.7%
                                                 --------------           -----
 TOTAL SPAIN.........................               340,486,189            2.1%
                                                 --------------           -----

 SWEDEN -- (2.3%)
     Other Securities................               388,719,398            2.4%
                                                 --------------           -----

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED

                                                                     PERCENTAGE
                                          SHARES       VALUE++     OF NET ASSETS**
                                          ------       -------     ---------------
SWITZERLAND -- (4.0%)
       Helvetia Holding AG.............    137,677 $    74,012,896            0.5%
       Other Securities................                590,276,710            3.6%
                                                   ---------------          ------
TOTAL SWITZERLAND......................                664,289,606            4.1%
                                                   ---------------          ------

UNITED KINGDOM -- (14.2%)
       Beazley P.L.C................... 12,372,002      82,993,767            0.5%
       Bellway P.L.C...................  3,278,643     158,967,673            1.0%
       Bodycote P.L.C..................  4,607,596      57,308,740            0.4%
       Bovis Homes Group P.L.C.........  4,858,289      75,896,774            0.5%
       Centamin P.L.C.................. 30,587,973      56,610,827            0.4%
#      Greene King P.L.C...............  8,075,171      58,024,538            0.4%
       Hiscox, Ltd.....................  7,747,573     146,915,933            0.9%
#      John Wood Group P.L.C........... 10,305,303      97,444,953            0.6%
       Lancashire Holdings, Ltd........  4,937,751      49,268,744            0.3%
       Man Group P.L.C................. 34,155,880      87,834,441            0.6%
       Meggitt P.L.C...................  9,149,857      62,987,853            0.4%
       Melrose Industries P.L.C........ 30,450,980      88,942,834            0.6%
       Phoenix Group Holdings..........  6,676,330      67,106,663            0.4%
       Redrow P.L.C....................  7,116,554      61,540,408            0.4%
       TP ICAP P.L.C...................  7,345,386      53,108,768            0.3%
       Vesuvius P.L.C..................  7,211,364      56,259,916            0.4%
       Other Securities................              1,124,608,149            6.7%
                                                   ---------------          ------
TOTAL UNITED KINGDOM...................              2,385,820,981           14.8%
                                                   ---------------          ------
TOTAL COMMON STOCKS....................             15,900,231,504           98.4%
                                                   ---------------          ------

PREFERRED STOCKS -- (0.1%)
GERMANY -- (0.1%)
       Other Securities................                 18,618,374            0.1%
                                                   ---------------          ------
TOTAL PREFERRED STOCKS.................                 18,618,374            0.1%
                                                   ---------------          ------

RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
       Other Securities................                    762,130            0.0%
                                                   ---------------          ------

HONG KONG -- (0.0%)
       Other Securities................                     15,562            0.0%
                                                   ---------------          ------

SPAIN -- (0.0%)
       Other Securities................                  1,706,249            0.0%
                                                   ---------------          ------
TOTAL RIGHTS/WARRANTS..................                  2,483,941            0.0%
                                                   ---------------          ------
TOTAL INVESTMENT SECURITIES............             15,921,333,819
                                                   ---------------

                                                       VALUE+
                                                       ------
SECURITIES LENDING COLLATERAL -- (5.4%)
(S)@   DFA Short Term Investment Fund.. 78,646,691     910,020,857            5.6%
                                                   ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $13,157,977,835).............              $16,831,354,676          104.1%
                                                   ===============          ======

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CONTINUED


At October 31, 2017, DFA International Small Cap Value Portfolio had entered into the following outstanding futures contracts:

                                                                           UNREALIZED
                          NUMBER OF EXPIRATION   NOTIONAL      MARKET     APPRECIATION
DESCRIPTION               CONTRACTS    DATE       VALUE        VALUE     (DEPRECIATION)
-----------               --------- ---------- ------------ ------------ --------------
LONG POSITION CONTRACTS:
S&P 500 Emini Index(R)...   1,089    12/15/17  $134,134,466 $140,083,515   $5,949,049
                                               ------------ ------------   ----------
TOTAL FUTURES CONTRACTS..                      $134,134,466 $140,083,515   $5,949,049
                                               ============ ============   ==========

Summary of the Portfolio's investments as of October 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                        INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ------------------------------------------------------
                                    LEVEL 1         LEVEL 2     LEVEL 3      TOTAL
                                 -------------- --------------- ------- ---------------
Common Stocks
 Australia......................             -- $   974,822,005   --    $   974,822,005
 Austria........................             --     210,320,978   --        210,320,978
 Belgium........................             --     215,912,553   --        215,912,553
 Canada......................... $1,319,427,784         714,565   --      1,320,142,349
 Denmark........................      9,890,126     306,910,366   --        316,800,492
 Finland........................             --     354,043,096   --        354,043,096
 France.........................         91,841     814,401,104   --        814,492,945
 Germany........................             --   1,199,645,879   --      1,199,645,879
 Greece.........................             --           2,001   --              2,001
 Hong Kong......................        761,990     575,161,923   --        575,923,913
 Ireland........................             --      56,952,154   --         56,952,154
 Israel.........................             --     119,248,269   --        119,248,269
 Italy..........................        334,338     662,691,265   --        663,025,603
 Japan..........................             --   4,489,329,069   --      4,489,329,069
 Netherlands....................             --     364,155,791   --        364,155,791
 New Zealand....................             --      64,445,946   --         64,445,946
 Norway.........................             --     123,424,636   --        123,424,636
 Portugal.......................             --      65,739,697   --         65,739,697
 Singapore......................             --     192,487,954   --        192,487,954
 Spain..........................             --     340,486,189   --        340,486,189
 Sweden.........................             --     388,719,398   --        388,719,398
 Switzerland....................             --     664,289,606   --        664,289,606
 United Kingdom.................             --   2,385,820,981   --      2,385,820,981
Preferred Stocks
 Germany........................             --      18,618,374   --         18,618,374
Rights/Warrants
 Australia......................             --         762,130   --            762,130
 Hong Kong......................             --          15,562   --             15,562
 Spain..........................             --       1,706,249   --          1,706,249
Securities Lending Collateral...             --     910,020,857   --        910,020,857
Futures Contracts**.............      5,949,049              --   --          5,949,049
                                 -------------- ---------------   --    ---------------
TOTAL........................... $1,336,455,128 $15,500,848,597   --    $16,837,303,725
                                 ============== ===============   ==    ===============

  **Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                     INTERNATIONAL VECTOR EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2017

                                                                        PERCENTAGE
                                                 SHARES    VALUE++    OF NET ASSETS**
                                                 ------    -------    ---------------
COMMON STOCKS -- (93.3%)
AUSTRALIA -- (5.6%)
#   Australia & New Zealand Banking Group, Ltd.. 214,260 $  4,916,956            0.2%
    BHP Billiton, Ltd........................... 314,531    6,475,815            0.3%
    Macquarie Group, Ltd........................  56,822    4,286,649            0.2%
    Woodside Petroleum, Ltd..................... 175,531    4,137,795            0.2%
    Other Securities............................          130,304,069            5.0%
                                                         ------------            ----
TOTAL AUSTRALIA.................................          150,121,284            5.9%
                                                         ------------            ----

AUSTRIA -- (0.8%)
    Other Securities............................           21,355,276            0.9%
                                                         ------------            ----

BELGIUM -- (1.7%)
    Ageas....................................... 107,511    5,213,744            0.2%
    Solvay SA...................................  28,898    4,293,037            0.2%
    Umicore SA.................................. 113,150    5,056,694            0.2%
    Other Securities............................           30,975,753            1.2%
                                                         ------------            ----
TOTAL BELGIUM...................................           45,539,228            1.8%
                                                         ------------            ----

CANADA -- (8.0%)
    Other Securities............................          213,844,639            8.5%
                                                         ------------            ----

CHINA -- (0.0%)
    Other Securities............................               64,762            0.0%
                                                         ------------            ----

DENMARK -- (1.9%)
    Other Securities............................           51,317,664            2.0%
                                                         ------------            ----

FINLAND -- (2.0%)
    UPM-Kymmene Oyj............................. 258,374    7,759,555            0.3%
    Other Securities............................           45,839,513            1.8%
                                                         ------------            ----
TOTAL FINLAND...................................           53,599,068            2.1%
                                                         ------------            ----

FRANCE -- (6.3%)
    BNP Paribas SA..............................  73,561    5,741,393            0.2%
    Cie de Saint-Gobain.........................  98,275    5,762,148            0.2%
    Renault SA..................................  41,368    4,102,183            0.2%
    Rexel SA.................................... 249,373    4,446,824            0.2%
    STMicroelectronics NV....................... 182,377    4,293,396            0.2%
    Total SA.................................... 189,670   10,571,844            0.4%
*   Ubisoft Entertainment SA....................  63,784    4,866,695            0.2%
    Other Securities............................          127,699,665            5.0%
                                                         ------------            ----
TOTAL FRANCE....................................          167,484,148            6.6%
                                                         ------------            ----

GERMANY -- (6.2%)
    Allianz SE..................................  25,753    6,012,264            0.3%
    BASF SE.....................................  39,408    4,309,396            0.2%
    Daimler AG..................................  89,896    7,505,071            0.3%
    Deutsche Lufthansa AG....................... 152,127    4,887,513            0.2%
    E.ON SE..................................... 588,434    6,969,668            0.3%
*   RWE AG...................................... 247,438    6,221,546            0.3%
    Other Securities............................          130,392,007            5.0%
                                                         ------------            ----
TOTAL GERMANY...................................          166,297,465            6.6%
                                                         ------------            ----

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                   PERCENTAGE
                                           SHARES     VALUE++    OF NET ASSETS**
                                           ------     -------    ---------------
HONG KONG -- (2.9%)
    Other Securities.....................           $ 78,974,131            3.1%
                                                    ------------           -----

IRELAND -- (0.5%)
    Other Securities.....................             13,404,263            0.5%
                                                    ------------           -----

ISRAEL -- (0.8%)
    Other Securities.....................             20,385,479            0.8%
                                                    ------------           -----

ITALY -- (3.2%)
    Assicurazioni Generali SpA...........   303,243    5,518,948            0.2%
*   Banco BPM SpA........................ 1,218,177    4,241,551            0.2%
    Fiat Chrysler Automobiles NV.........   452,754    7,828,694            0.3%
*   UniCredit SpA........................   235,562    4,501,733            0.2%
    Other Securities.....................             62,340,988            2.4%
                                                    ------------           -----
TOTAL ITALY..............................             84,431,914            3.3%
                                                    ------------           -----

JAPAN -- (23.8%)
    Honda Motor Co., Ltd.................   138,023    4,325,234            0.2%
    Mitsubishi Chemical Holdings Corp....   464,080    4,847,460            0.2%
    Mitsubishi UFJ Financial Group, Inc..   817,300    5,543,862            0.2%
    Toyota Motor Corp....................    73,263    4,544,215            0.2%
#   Toyota Motor Corp. Sponsored ADR.....    36,827    4,566,548            0.2%
    Other Securities.....................            613,465,176           24.2%
                                                    ------------           -----
TOTAL JAPAN..............................            637,292,495           25.2%
                                                    ------------           -----

NETHERLANDS -- (2.6%)
#   Koninklijke Ahold Delhaize NV........   219,005    4,120,633            0.2%
    Other Securities.....................             64,634,729            2.5%
                                                    ------------           -----
TOTAL NETHERLANDS........................             68,755,362            2.7%
                                                    ------------           -----

NEW ZEALAND -- (0.5%)
    Other Securities.....................             12,681,695            0.5%
                                                    ------------           -----

NORWAY -- (0.9%)
    Other Securities.....................             23,088,753            0.9%
                                                    ------------           -----

PORTUGAL -- (0.3%)
    Other Securities.....................              9,204,857            0.4%
                                                    ------------           -----

SINGAPORE -- (1.2%)
    Other Securities.....................             31,189,507            1.2%
                                                    ------------           -----

SPAIN -- (2.0%)
    Banco de Sabadell SA................. 2,409,751    4,824,833            0.2%
    Banco Santander SA...................   949,100    6,434,241            0.3%
    Repsol SA............................   224,372    4,204,596            0.2%
    Other Securities.....................             38,669,871            1.5%
                                                    ------------           -----
TOTAL SPAIN..............................             54,133,541            2.2%
                                                    ------------           -----

SWEDEN -- (2.6%)
    Boliden AB...........................   124,690    4,363,123            0.2%
    Other Securities.....................             64,611,791            2.5%
                                                    ------------           -----
TOTAL SWEDEN.............................             68,974,914            2.7%
                                                    ------------           -----

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                                  PERCENTAGE
                                                        SHARES      VALUE++     OF NET ASSETS**
                                                        ------      -------     ---------------
SWITZERLAND -- (5.5%)
    Baloise Holding AG................................    26,119 $    4,117,851            0.2%
    Clariant AG.......................................   182,599      4,594,173            0.2%
    Nestle SA.........................................   110,012      9,256,245            0.4%
    Novartis AG.......................................    52,784      4,353,584            0.2%
    Novartis AG Sponsored ADR.........................    73,269      6,050,554            0.3%
    Other Securities..................................              119,708,413            4.6%
                                                                 --------------           -----
TOTAL SWITZERLAND.....................................              148,080,820            5.9%
                                                                 --------------           -----

UNITED KINGDOM -- (14.0%)
    Anglo American P.L.C..............................   398,838      7,523,285            0.3%
    BP P.L.C. Sponsored ADR...........................   244,019      9,924,259            0.4%
    HSBC Holdings P.L.C. Sponsored ADR................   234,122     11,418,130            0.5%
    Melrose Industries P.L.C.......................... 1,498,496      4,376,887            0.2%
    Royal Dutch Shell P.L.C. Sponsored ADR, Class A...   157,827      9,947,823            0.4%
#   Royal Dutch Shell P.L.C. Sponsored ADR, Class B...   102,022      6,668,158            0.3%
*   Standard Chartered P.L.C..........................   415,514      4,138,465            0.2%
    Vodafone Group P.L.C.............................. 1,755,059      5,020,063            0.2%
    Vodafone Group P.L.C. Sponsored ADR...............   142,624      4,133,249            0.2%
    Other Securities..................................              311,073,876           12.1%
                                                                 --------------           -----
TOTAL UNITED KINGDOM..................................              374,224,195           14.8%
                                                                 --------------           -----

UNITED STATES -- (0.0%)
    Other Securities..................................                   13,831            0.0%
                                                                 --------------           -----
TOTAL COMMON STOCKS...................................            2,494,459,291           98.6%
                                                                 --------------           -----

PREFERRED STOCKS -- (0.4%)
GERMANY -- (0.4%)
    Volkswagen AG.....................................    25,998      4,760,315            0.2%
    Other Securities..................................                6,704,101            0.3%
                                                                 --------------           -----
TOTAL GERMANY.........................................               11,464,416            0.5%
                                                                 --------------           -----
TOTAL PREFERRED STOCKS................................               11,464,416            0.5%
                                                                 --------------           -----

RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
    Other Securities..................................                   33,649            0.0%
                                                                 --------------           -----

FRANCE -- (0.0%)
    Other Securities..................................                      372            0.0%
                                                                 --------------           -----

HONG KONG -- (0.0%)
    Other Securities..................................                      417            0.0%
                                                                 --------------           -----

SPAIN -- (0.0%)
    Other Securities..................................                  184,352            0.0%
                                                                 --------------           -----

SWITZERLAND -- (0.0%)
    Other Securities..................................                   11,358            0.0%
                                                                 --------------           -----
TOTAL RIGHTS/WARRANTS.................................                  230,148            0.0%
                                                                 --------------           -----
TOTAL INVESTMENT SECURITIES...........................            2,506,153,855
                                                                 --------------

INTERNATIONAL VECTOR EQUITY PORTFOLIO
CONTINUED

                                                                    PERCENTAGE
                                          SHARES       VALUE+     OF NET ASSETS**
                                          ------       ------     ---------------
SECURITIES LENDING COLLATERAL -- (6.3%)
(S)@   DFA Short Term Investment Fund.. 14,624,867 $  169,224,337            6.7%
                                                   --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,123,246,116)..............              $2,675,378,192          105.8%
                                                   ==============          ======

Summary of the Portfolio's investments as of October 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 --------------------------------------------------
                                   LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                                 ------------ -------------- ------- --------------
Common Stocks
 Australia...................... $  3,313,075 $  146,808,209   --    $  150,121,284
 Austria........................           --     21,355,276   --        21,355,276
 Belgium........................      789,230     44,749,998   --        45,539,228
 Canada.........................  213,839,767          4,872   --       213,844,639
 China..........................           --         64,762   --            64,762
 Denmark........................      873,243     50,444,421   --        51,317,664
 Finland........................           --     53,599,068   --        53,599,068
 France.........................      800,197    166,683,951   --       167,484,148
 Germany........................    6,042,026    160,255,439   --       166,297,465
 Hong Kong......................      680,141     78,293,990   --        78,974,131
 Ireland........................    2,585,278     10,818,985   --        13,404,263
 Israel.........................    1,146,076     19,239,403   --        20,385,479
 Italy..........................      533,795     83,898,119   --        84,431,914
 Japan..........................    9,690,572    627,601,923   --       637,292,495
 Netherlands....................    7,851,770     60,903,592   --        68,755,362
 New Zealand....................        6,270     12,675,425   --        12,681,695
 Norway.........................      222,380     22,866,373   --        23,088,753
 Portugal.......................           --      9,204,857   --         9,204,857
 Singapore......................       13,034     31,176,473   --        31,189,507
 Spain..........................    2,651,326     51,482,215   --        54,133,541
 Sweden.........................      172,409     68,802,505   --        68,974,914
 Switzerland....................    9,644,504    138,436,316   --       148,080,820
 United Kingdom.................   61,642,137    312,582,058   --       374,224,195
 United States..................       13,831             --   --            13,831
Preferred Stocks................
 Germany........................           --     11,464,416   --        11,464,416
Rights/Warrants.................
 Australia......................           --         33,649   --            33,649
 France.........................           --            372   --               372
 Hong Kong......................           --            417   --               417
 Spain..........................           --        184,352   --           184,352
 Switzerland....................           --         11,358   --            11,358
Securities Lending Collateral...           --    169,224,337   --       169,224,337
                                 ------------ --------------   --    --------------
TOTAL........................... $322,511,061 $2,352,867,131   --    $2,675,378,192
                                 ============ ==============   ==    ==============

                See accompanying Notes to Financial Statements.

              INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2017

                                                                      PERCENTAGE
                                                  SHARES  VALUE++   OF NET ASSETS**
                                                  ------  -------   ---------------
COMMON STOCKS -- (96.4%)
AUSTRALIA -- (5.7%)
     BHP Billiton, Ltd........................... 33,542 $  690,589            1.0%
     CSL, Ltd....................................  3,787    403,168            0.6%
     Other Securities............................         2,866,784            4.2%
                                                         ----------            ----
TOTAL AUSTRALIA..................................         3,960,541            5.8%
                                                         ----------            ----

AUSTRIA -- (0.2%)
     Other Securities............................           165,923            0.2%
                                                         ----------            ----

BELGIUM -- (1.2%)
     Other Securities............................           808,670            1.2%
                                                         ----------            ----

CANADA -- (8.1%)
     Canadian Imperial Bank of Commerce..........  4,098    360,829            0.5%
     Canadian National Railway Co................  6,138    494,048            0.7%
     Royal Bank of Canada........................  9,264    723,982            1.1%
     Other Securities............................         4,016,145            6.0%
                                                         ----------            ----
TOTAL CANADA.....................................         5,595,004            8.3%
                                                         ----------            ----

DENMARK -- (1.6%)
     Novo Nordisk A.S. Class B................... 19,051    948,527            1.4%
     Other Securities............................           163,169            0.2%
                                                         ----------            ----
TOTAL DENMARK....................................         1,111,696            1.6%
                                                         ----------            ----

FINLAND -- (0.8%)
     Other Securities............................           586,275            0.9%
                                                         ----------            ----

FRANCE -- (9.1%)
     Airbus SE...................................  4,387    450,172            0.7%
     Cie Generale des Etablissements Michelin....  3,553    514,284            0.8%
     LVMH Moet Hennessy Louis Vuitton SE.........  2,388    712,252            1.0%
     Vinci SA....................................  4,852    475,387            0.7%
     Other Securities............................         4,127,032            6.1%
                                                         ----------            ----
TOTAL FRANCE.....................................         6,279,127            9.3%
                                                         ----------            ----

GERMANY -- (8.1%)
     BASF SE.....................................  6,528    713,859            1.1%
     Bayer AG....................................  6,254    813,513            1.2%
     Bayerische Motoren Werke AG.................  3,179    326,039            0.5%
     Deutsche Post AG............................  7,604    348,568            0.5%
     Deutsche Telekom AG......................... 34,450    623,797            0.9%
     E.ON SE..................................... 32,916    389,871            0.6%
     Other Securities............................         2,415,269            3.5%
                                                         ----------            ----
TOTAL GERMANY....................................         5,630,916            8.3%
                                                         ----------            ----

HONG KONG -- (2.5%)
     Other Securities............................         1,713,063            2.5%
                                                         ----------            ----

IRELAND -- (0.5%)
     Other Securities............................           331,606            0.5%
                                                         ----------            ----

ISRAEL -- (0.4%)
     Other Securities............................           251,573            0.4%
                                                         ----------            ----

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                             SHARES   VALUE++   OF NET ASSETS**
                                             ------   -------   ---------------
   ITALY -- (2.1%)
        Enel SpA............................ 57,414 $   356,063            0.5%
        Other Securities....................          1,101,225            1.6%
                                                    -----------           -----
   TOTAL ITALY..............................          1,457,288            2.1%
                                                    -----------           -----

   JAPAN -- (22.2%)
        Bridgestone Corp....................  7,500     358,278            0.5%
        Hitachi, Ltd........................ 57,000     453,911            0.7%
        Japan Tobacco, Inc..................  9,600     317,762            0.5%
        KDDI Corp........................... 18,800     500,882            0.7%
        NTT DOCOMO, Inc..................... 14,600     353,594            0.5%
        Panasonic Corp...................... 20,700     312,557            0.5%
        Seven & I Holdings Co., Ltd.........  7,900     318,405            0.5%
        SoftBank Group Corp.................  7,900     700,115            1.0%
        Sony Corp........................... 11,200     468,548            0.7%
        Other Securities....................         11,555,290           17.0%
                                                    -----------           -----
   TOTAL JAPAN..............................         15,339,342           22.6%
                                                    -----------           -----

   NETHERLANDS -- (3.2%)
        Akzo Nobel NV.......................  3,532     318,872            0.5%
        Unilever NV......................... 15,878     920,289            1.4%
        Other Securities....................            946,577            1.3%
                                                    -----------           -----
   TOTAL NETHERLANDS........................          2,185,738            3.2%
                                                    -----------           -----

   NEW ZEALAND -- (0.2%)
        Other Securities....................            167,244            0.2%
                                                    -----------           -----

   NORWAY -- (0.8%)
        Other Securities....................            579,739            0.9%
                                                    -----------           -----

   PORTUGAL -- (0.1%)
        Other Securities....................             39,572            0.1%
                                                    -----------           -----

   SINGAPORE -- (1.0%)
        Other Securities....................            691,876            1.0%
                                                    -----------           -----

   SPAIN -- (3.0%)
        Amadeus IT Group SA.................  6,239     423,309            0.6%
        Telefonica SA....................... 42,271     443,231            0.6%
        Other Securities....................          1,197,830            1.8%
                                                    -----------           -----
   TOTAL SPAIN..............................          2,064,370            3.0%
                                                    -----------           -----

   SWEDEN -- (2.8%)
        Volvo AB Class B.................... 17,355     343,737            0.5%
        Other Securities....................          1,628,581            2.4%
                                                    -----------           -----
   TOTAL SWEDEN.............................          1,972,318            2.9%
                                                    -----------           -----

   SWITZERLAND -- (7.3%)
        ABB, Ltd............................ 19,985     521,909            0.8%
        Givaudan SA.........................    189     422,092            0.6%
        Nestle SA...........................  4,640     390,403            0.6%
        Roche Holding AG....................  5,911   1,366,215            2.0%
        Other Securities....................          2,380,794            3.5%
                                                    -----------           -----
   TOTAL SWITZERLAND........................          5,081,413            7.5%
                                                    -----------           -----

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO
CONTINUED

                                                                    PERCENTAGE
                                              SHARES    VALUE++   OF NET ASSETS**
                                              ------    -------   ---------------
UNITED KINGDOM -- (15.5%)
#     AstraZeneca P.L.C. Sponsored ADR.......  22,177 $   765,106            1.1%
      BAE Systems P.L.C......................  59,568     469,237            0.7%
      BT Group P.L.C.........................  88,241     304,037            0.5%
      Diageo P.L.C. Sponsored ADR............   4,657     638,056            0.9%
      Experian P.L.C.........................  15,450     325,505            0.5%
      Ferguson P.L.C.........................   5,488     383,776            0.6%
#     GlaxoSmithKline P.L.C. Sponsored ADR...  16,902     615,740            0.9%
      Imperial Brands P.L.C..................   7,910     322,503            0.5%
      Reckitt Benckiser Group P.L.C..........   5,379     481,241            0.7%
      Rio Tinto P.L.C. Sponsored ADR.........  11,555     553,831            0.8%
      Rolls-Royce Holdings P.L.C.............  31,777     410,653            0.6%
      SSE P.L.C..............................  20,769     381,441            0.6%
      Tesco P.L.C............................ 151,826     365,838            0.5%
      Unilever P.L.C. Sponsored ADR..........  10,038     568,653            0.8%
      Other Securities.......................           4,161,974            6.2%
                                                      -----------          ------
TOTAL UNITED KINGDOM.........................          10,747,591           15.9%
                                                      -----------          ------
TOTAL COMMON STOCKS..........................          66,760,885           98.4%
                                                      -----------          ------

PREFERRED STOCKS -- (0.8%)
GERMANY -- (0.8%)
      Volkswagen AG..........................   1,936     354,488            0.5%
      Other Securities.......................             173,171            0.3%
                                                      -----------          ------
TOTAL GERMANY................................             527,659            0.8%
                                                      -----------          ------
TOTAL PREFERRED STOCKS.......................             527,659            0.8%
                                                      -----------          ------
TOTAL INVESTMENT SECURITIES..................          67,288,544
                                                      -----------

                                                        VALUE+
                                                        ------
SECURITIES LENDING COLLATERAL -- (2.8%)
(S)@  DFA Short Term Investment Fund......... 167,908   1,942,864            2.9%
                                                      -----------          ------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $65,511,817).........................          $69,231,408          102.1%
                                                      ===========          ======

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                   -------------------------------------------
                                     LEVEL 1     LEVEL 2   LEVEL 3    TOTAL
                                   ----------- ----------- ------- -----------
  Common Stocks
   Australia......................          -- $ 3,960,541   --    $ 3,960,541
   Austria........................          --     165,923   --        165,923
   Belgium........................          --     808,670   --        808,670
   Canada......................... $ 5,595,004          --   --      5,595,004
   Denmark........................          --   1,111,696   --      1,111,696
   Finland........................          --     586,275   --        586,275
   France.........................          --   6,279,127   --      6,279,127
   Germany........................          --   5,630,916   --      5,630,916
   Hong Kong......................          --   1,713,063   --      1,713,063
   Ireland........................      35,306     296,300   --        331,606
   Israel.........................      39,193     212,380   --        251,573
   Italy..........................     155,105   1,302,183   --      1,457,288
   Japan..........................          --  15,339,342   --     15,339,342
   Netherlands....................     920,289   1,265,449   --      2,185,738
   New Zealand....................          --     167,244   --        167,244
   Norway.........................          --     579,739   --        579,739
   Portugal.......................          --      39,572   --         39,572
   Singapore......................          --     691,876   --        691,876
   Spain..........................          --   2,064,370   --      2,064,370
   Sweden.........................          --   1,972,318   --      1,972,318
   Switzerland....................      67,934   5,013,479   --      5,081,413
   United Kingdom.................   3,291,152   7,456,439   --     10,747,591
  Preferred Stocks
   Germany........................          --     527,659   --        527,659
  Securities Lending Collateral...          --   1,942,864   --      1,942,864
                                   ----------- -----------   --    -----------
  TOTAL........................... $10,103,983 $59,127,425   --    $69,231,408
                                   =========== ===========   ==    ===========

                See accompanying Notes to Financial Statements.

                         WORLD EX U.S. VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2017

                                                               SHARES      VALUE+
                                                              --------- ------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in The DFA International Value Series of
  The DFA Investment Trust Company...........................           $158,614,724
Investment in Dimensional Emerging Markets Value Fund........             63,117,901
Investment in DFA International Small Cap Value Portfolio of
  DFA Investment Dimensions Group Inc........................ 1,055,882   24,823,781
                                                                        ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $206,206,624).....................................           $246,556,406
                                                                        ============

Summary of the Portfolio's investments as of October 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                                     -----------------------------------------
                                       LEVEL 1    LEVEL 2 LEVEL 3    TOTAL
                                     ------------ ------- ------- ------------
  Affiliated Investment Companies... $246,556,406   --      --    $246,556,406
                                     ------------   --      --    ------------
  TOTAL............................. $246,556,406   --      --    $246,556,406
                                     ============   ==      ==    ============

                See accompanying Notes to Financial Statements.

                    WORLD EX U.S. TARGETED VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2017

                                                                      PERCENTAGE
                                                SHARES    VALUE++   OF NET ASSETS**
                                                ------    -------   ---------------
COMMON STOCKS -- (97.8%)
AUSTRALIA -- (4.3%)
    BlueScope Steel, Ltd.......................  88,385 $   870,152            0.2%
    Boral, Ltd................................. 149,841     822,228            0.2%
*   Santos, Ltd................................ 243,160     840,241            0.2%
    Other Securities...........................          17,640,799            3.7%
                                                        -----------            ----
TOTAL AUSTRALIA................................          20,173,420            4.3%
                                                        -----------            ----

AUSTRIA -- (0.8%)
*   Raiffeisen Bank International AG...........  27,085     941,911            0.2%
    Other Securities...........................           3,017,907            0.7%
                                                        -----------            ----
TOTAL AUSTRIA..................................           3,959,818            0.9%
                                                        -----------            ----

BELGIUM -- (1.1%)
    Ageas......................................  31,193   1,512,707            0.3%
    Other Securities...........................           3,404,481            0.8%
                                                        -----------            ----
TOTAL BELGIUM..................................           4,917,188            1.1%
                                                        -----------            ----

BRAZIL -- (1.5%)
    Other Securities...........................           7,074,523            1.5%
                                                        -----------            ----

CANADA -- (5.6%)
*   Kinross Gold Corp.......................... 202,343     799,899            0.2%
    Other Securities...........................          25,590,849            5.5%
                                                        -----------            ----
TOTAL CANADA...................................          26,390,748            5.7%
                                                        -----------            ----

CHILE -- (0.3%)
    Other Securities...........................           1,492,865            0.3%
                                                        -----------            ----

CHINA -- (7.9%)
    China Taiping Insurance Holdings Co., Ltd.. 278,000     916,775            0.2%
    Other Securities...........................          35,990,703            7.7%
                                                        -----------            ----
TOTAL CHINA....................................          36,907,478            7.9%
                                                        -----------            ----

COLOMBIA -- (0.1%)
    Other Securities...........................             527,214            0.1%
                                                        -----------            ----

DENMARK -- (1.4%)
    Jyske Bank A.S.............................  14,411     814,339            0.2%
    Other Securities...........................           5,824,939            1.2%
                                                        -----------            ----
TOTAL DENMARK..................................           6,639,278            1.4%
                                                        -----------            ----

FINLAND -- (1.5%)
    Neste Oyj..................................  17,647     982,431            0.2%
    Stora Enso Oyj Class R.....................  81,990   1,281,355            0.3%
    Other Securities...........................           4,761,302            1.0%
                                                        -----------            ----
TOTAL FINLAND..................................           7,025,088            1.5%
                                                        -----------            ----

FRANCE -- (3.9%)
    Arkema SA..................................  10,891   1,375,875            0.3%
    Eiffage SA.................................  10,627   1,110,050            0.3%
    Faurecia...................................  10,990     798,922            0.2%
    Rexel SA...................................  50,303     897,004            0.2%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                               PERCENTAGE
                                         SHARES    VALUE++   OF NET ASSETS**
                                         ------    -------   ---------------
    FRANCE -- (Continued)
        SCOR SE.........................  26,197 $ 1,087,527            0.2%
        Other Securities................          12,994,682            2.7%
                                                 -----------           -----
    TOTAL FRANCE........................          18,264,060            3.9%
                                                 -----------           -----

    GERMANY -- (5.0%)
        Deutsche Lufthansa AG...........  40,731   1,308,599            0.3%
        Lanxess AG......................  14,058   1,102,268            0.2%
        OSRAM Licht AG..................  10,639     814,626            0.2%
        Rheinmetall AG..................   8,438   1,002,167            0.2%
    *   RWE AG..........................  66,040   1,660,500            0.4%
        Uniper SE.......................  33,621     944,703            0.2%
        Other Securities................          16,544,233            3.5%
                                                 -----------           -----
    TOTAL GERMANY.......................          23,377,096            5.0%
                                                 -----------           -----

    HONG KONG -- (1.9%)
        Other Securities................           9,051,196            1.9%
                                                 -----------           -----

    INDIA -- (4.1%)
        Vedanta, Ltd.................... 158,687     815,019            0.2%
        Other Securities................          18,511,963            3.9%
                                                 -----------           -----
    TOTAL INDIA.........................          19,326,982            4.1%
                                                 -----------           -----

    INDONESIA -- (0.7%)
        Other Securities................           3,293,956            0.7%
                                                 -----------           -----

    IRELAND -- (0.6%)
    *   Bank of Ireland Group P.L.C..... 259,138   2,030,398            0.5%
        Other Securities................             637,070            0.1%
                                                 -----------           -----
    TOTAL IRELAND.......................           2,667,468            0.6%
                                                 -----------           -----

    ISRAEL -- (0.5%)
        Other Securities................           2,309,524            0.5%
                                                 -----------           -----

    ITALY -- (2.7%)
    *   Banco BPM SpA................... 286,172     996,419            0.2%
        Fiat Chrysler Automobiles NV....  76,941   1,330,408            0.3%
        Mediobanca SpA..................  78,387     858,678            0.2%
        Unione di Banche Italiane SpA... 199,151     934,702            0.2%
        Other Securities................           8,546,073            1.8%
                                                 -----------           -----
    TOTAL ITALY.........................          12,666,280            2.7%
                                                 -----------           -----

    JAPAN -- (17.9%)
        Other Securities................          84,018,024           18.0%
                                                 -----------           -----

    MALAYSIA -- (0.9%)
        Other Securities................           3,981,154            0.9%
                                                 -----------           -----

    MEXICO -- (0.8%)
        Other Securities................           3,674,446            0.8%
                                                 -----------           -----

    NETHERLANDS -- (1.6%)
        Aegon NV........................ 286,779   1,693,101            0.4%
        APERAM SA.......................  14,890     800,674            0.2%
        ASM International NV............  11,881     796,193            0.2%
        SBM Offshore NV.................  44,899     801,273            0.2%
        Other Securities................           3,552,929            0.6%
                                                 -----------           -----
    TOTAL NETHERLANDS...................           7,644,170            1.6%
                                                 -----------           -----

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                              PERCENTAGE
                                        SHARES    VALUE++   OF NET ASSETS**
                                        ------    -------   ---------------
    NEW ZEALAND -- (0.4%)
        Other Securities...............         $ 1,657,332            0.4%
                                                -----------            ----

    NORWAY -- (0.8%)
        Other Securities...............           3,869,121            0.8%
                                                -----------            ----

    PHILIPPINES -- (0.3%)
        Other Securities...............           1,560,999            0.3%
                                                -----------            ----

    POLAND -- (0.5%)
        Other Securities...............           2,386,967            0.5%
                                                -----------            ----

    PORTUGAL -- (0.3%)
        Other Securities...............           1,217,439            0.3%
                                                -----------            ----

    SINGAPORE -- (0.8%)
        Other Securities...............           3,676,518            0.8%
                                                -----------            ----

    SOUTH AFRICA -- (1.7%)
        Other Securities...............           8,152,368            1.7%
                                                -----------            ----

    SOUTH KOREA -- (4.6%)
        Other Securities...............          21,735,250            4.7%
                                                -----------            ----

    SPAIN -- (1.6%)
        Banco de Sabadell SA........... 912,089   1,826,196            0.4%
        Other Securities...............           5,551,807            1.2%
                                                -----------            ----
    TOTAL SPAIN........................           7,378,003            1.6%
                                                -----------            ----

    SWEDEN -- (1.7%)
        Other Securities...............           7,966,075            1.7%
                                                -----------            ----

    SWITZERLAND -- (3.1%)
        Baloise Holding AG.............   6,402   1,009,322            0.2%
        Swiss Life Holding AG..........   4,696   1,632,185            0.4%
        Other Securities...............          11,887,842            2.5%
                                                -----------            ----
    TOTAL SWITZERLAND..................          14,529,349            3.1%
                                                -----------            ----

    TAIWAN -- (4.8%)
        Other Securities...............          22,758,899            4.9%
                                                -----------            ----

    THAILAND -- (0.8%)
        Other Securities...............           3,960,064            0.9%
                                                -----------            ----

    TURKEY -- (0.4%)
        Other Securities...............           1,922,716            0.4%
                                                -----------            ----

    UNITED KINGDOM -- (10.9%)
        Barratt Developments P.L.C..... 158,301   1,376,399            0.3%
        Bellway P.L.C..................  25,648   1,243,564            0.3%
        Berkeley Group Holdings P.L.C..  16,899     839,721            0.2%
        GKN P.L.C...................... 201,823     850,654            0.2%
        Hiscox, Ltd....................  55,044   1,043,790            0.2%
        J Sainsbury P.L.C.............. 260,347     838,375            0.2%
        John Wood Group P.L.C..........  92,959     879,005            0.2%
        Johnson Matthey P.L.C..........  24,288   1,090,434            0.2%
        Marks & Spencer Group P.L.C.... 205,740     940,311            0.2%
        Meggitt P.L.C.................. 143,546     988,174            0.2%
        Pearson P.L.C..................  90,692     846,849            0.2%

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                               PERCENTAGE
                                        SHARES    VALUE++    OF NET ASSETS**
                                        ------    -------    ---------------
   UNITED KINGDOM -- (Continued)
       Persimmon P.L.C.................  33,858 $  1,260,045            0.3%
       Royal Mail P.L.C................ 180,633      897,593            0.2%
       Taylor Wimpey P.L.C............. 389,086    1,031,108            0.2%
       Travis Perkins P.L.C............  40,221      811,939            0.2%
       WM Morrison Supermarkets P.L.C.. 349,221    1,039,714            0.2%
       Other Securities................           35,350,860            7.5%
                                                ------------           -----
   TOTAL UNITED KINGDOM................           51,328,535           11.0%
                                                ------------           -----
   TOTAL COMMON STOCKS.................          459,481,611           98.5%
                                                ------------           -----

   PREFERRED STOCKS -- (0.7%)
   BRAZIL -- (0.5%)
       Other Securities................            2,347,941            0.5%
                                                ------------           -----

   COLOMBIA -- (0.0%)
       Other Securities................              185,744            0.1%
                                                ------------           -----

   GERMANY -- (0.2%)
       Other Securities................              903,195            0.2%
                                                ------------           -----
   TOTAL PREFERRED STOCKS..............            3,436,880            0.8%
                                                ------------           -----

   RIGHTS/WARRANTS -- (0.0%)
   AUSTRALIA -- (0.0%)
       Other Securities................                7,783            0.0%
                                                ------------           -----

   BRAZIL -- (0.0%)
       Other Securities................                  234            0.0%
                                                ------------           -----

   CHILE -- (0.0%)
       Other Securities................                5,183            0.0%
                                                ------------           -----

   HONG KONG -- (0.0%)
       Other Securities................                  433            0.0%
                                                ------------           -----

   INDIA -- (0.0%)
       Other Securities................                4,912            0.0%
                                                ------------           -----

   MALAYSIA -- (0.0%)
       Other Securities................                4,668            0.0%
                                                ------------           -----

   SOUTH KOREA -- (0.0%)
       Other Securities................                6,198            0.0%
                                                ------------           -----

   SPAIN -- (0.0%)
       Other Securities................                3,383            0.0%
                                                ------------           -----

   TAIWAN -- (0.0%)
       Other Securities................                5,901            0.0%
                                                ------------           -----

   THAILAND -- (0.0%)
       Other Securities................               16,324            0.0%
                                                ------------           -----
   TOTAL RIGHTS/WARRANTS...............               55,019            0.0%
                                                ------------           -----
   TOTAL INVESTMENT SECURITIES.........          462,973,510
                                                ------------


WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                           SHARES     VALUE+    OF NET ASSETS**
                                           ------     ------    ---------------
   SECURITIES LENDING COLLATERAL -- (1.5%)
   (S)@   DFA Short Term Investment Fund.. 619,913 $  7,173,015            1.5%
                                                   ------------          ------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $390,872,219)................           $470,146,525          100.8%
                                                   ============          ======

Summary of the Portfolio's investments as of October 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                   -------------------------------------------
                                     LEVEL 1     LEVEL 2   LEVEL 3    TOTAL
                                   ----------- ----------- ------- -----------
  Common Stocks
   Australia......................          -- $20,173,420   --    $20,173,420
   Austria........................          --   3,959,818   --      3,959,818
   Belgium........................          --   4,917,188   --      4,917,188
   Brazil......................... $ 7,074,523          --   --      7,074,523
   Canada.........................  26,390,748          --   --     26,390,748
   Chile..........................      12,402   1,480,463   --      1,492,865
   China..........................   1,229,798  35,677,680   --     36,907,478
   Colombia.......................     527,214          --   --        527,214
   Denmark........................     228,799   6,410,479   --      6,639,278
   Finland........................          --   7,025,088   --      7,025,088
   France.........................       1,099  18,262,961   --     18,264,060
   Germany........................          --  23,377,096   --     23,377,096
   Hong Kong......................          --   9,051,196   --      9,051,196
   India..........................     220,593  19,106,389   --     19,326,982
   Indonesia......................          --   3,293,956   --      3,293,956
   Ireland........................          --   2,667,468   --      2,667,468
   Israel.........................          --   2,309,524   --      2,309,524
   Italy..........................          --  12,666,280   --     12,666,280
   Japan..........................          --  84,018,024   --     84,018,024
   Malaysia.......................          --   3,981,154   --      3,981,154
   Mexico.........................   3,674,446          --   --      3,674,446
   Netherlands....................          --   7,644,170   --      7,644,170
   New Zealand....................          --   1,657,332   --      1,657,332
   Norway.........................          --   3,869,121   --      3,869,121
   Philippines....................          --   1,560,999   --      1,560,999
   Poland.........................          --   2,386,967   --      2,386,967
   Portugal.......................          --   1,217,439   --      1,217,439
   Singapore......................          --   3,676,518   --      3,676,518
   South Africa...................     981,788   7,170,580   --      8,152,368
   South Korea....................      27,058  21,708,192   --     21,735,250
   Spain..........................          --   7,378,003   --      7,378,003
   Sweden.........................          --   7,966,075   --      7,966,075
   Switzerland....................          --  14,529,349   --     14,529,349
   Taiwan.........................      10,958  22,747,941   --     22,758,899
   Thailand.......................   3,952,186       7,878   --      3,960,064
   Turkey.........................          --   1,922,716   --      1,922,716
   United Kingdom.................          --  51,328,535   --     51,328,535
  Preferred Stocks
   Brazil.........................   2,347,941          --   --      2,347,941
   Colombia.......................     185,744          --   --        185,744
   Germany........................          --     903,195   --        903,195

WORLD EX U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                  ---------------------------------------------
                                    LEVEL 1     LEVEL 2    LEVEL 3    TOTAL
                                  ----------- ------------ ------- ------------
 Rights/Warrants
  Australia......................          -- $      7,783   --    $      7,783
  Brazil.........................          --          234   --             234
  Chile..........................          --        5,183   --           5,183
  Hong Kong......................          --          433   --             433
  India..........................          --        4,912   --           4,912
  Malaysia.......................          --        4,668   --           4,668
  South Korea....................          --        6,198   --           6,198
  Spain..........................          --        3,383   --           3,383
  Taiwan.........................          --        5,901   --           5,901
  Thailand.......................          --       16,324   --          16,324
 Securities Lending Collateral...          --    7,173,015   --       7,173,015
                                  ----------- ------------   --    ------------
 TOTAL........................... $46,865,297 $423,281,228   --    $470,146,525
                                  =========== ============   ==    ============

                See accompanying Notes to Financial Statements.

                      WORLD EX U.S. CORE EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2017

                                                                                  PERCENTAGE
                                                          SHARES     VALUE++    OF NET ASSETS**
                                                          ------     -------    ---------------
COMMON STOCKS -- (93.8%)
AUSTRALIA -- (4.1%)
    BHP Billiton, Ltd...................................   487,213 $ 10,031,129            0.4%
#   Commonwealth Bank of Australia......................    80,746    4,803,194            0.2%
    Westpac Banking Corp................................   205,234    5,198,461            0.2%
    Other Securities....................................            101,384,092            3.5%
                                                                   ------------            ----
TOTAL AUSTRALIA.........................................            121,416,876            4.3%
                                                                   ------------            ----

AUSTRIA -- (0.5%)
    Other Securities....................................             14,828,247            0.5%
                                                                   ------------            ----

BELGIUM -- (1.1%)
    Anheuser-Busch InBev SA/NV..........................    41,570    5,097,359            0.2%
    Other Securities....................................             26,345,296            0.9%
                                                                   ------------            ----
TOTAL BELGIUM...........................................             31,442,655            1.1%
                                                                   ------------            ----

BRAZIL -- (1.3%)
    Vale SA.............................................   447,406    4,390,226            0.2%
    Other Securities....................................             32,500,765            1.1%
                                                                   ------------            ----
TOTAL BRAZIL............................................             36,890,991            1.3%
                                                                   ------------            ----

CANADA -- (5.8%)
    Bank of Montreal....................................    71,868    5,505,807            0.2%
    Bank of Nova Scotia (The)...........................    84,789    5,470,586            0.2%
#   Canadian Imperial Bank of Commerce..................    50,532    4,449,343            0.2%
#   Royal Bank of Canada................................    72,182    5,641,023            0.2%
    Other Securities....................................            148,816,851            5.3%
                                                                   ------------            ----
TOTAL CANADA............................................            169,883,610            6.1%
                                                                   ------------            ----

CHILE -- (0.3%)
    Other Securities....................................              9,541,528            0.3%
                                                                   ------------            ----

CHINA -- (7.1%)
    China Construction Bank Corp. Class H............... 9,249,000    8,265,970            0.3%
    China Mobile, Ltd...................................   513,500    5,164,970            0.2%
    Industrial & Commercial Bank of China, Ltd. Class H. 6,595,000    5,247,411            0.2%
    Ping An Insurance Group Co. of China, Ltd. Class H..   618,000    5,430,946            0.2%
    Tencent Holdings, Ltd...............................   209,100    9,398,018            0.4%
    Other Securities....................................            176,354,469            6.2%
                                                                   ------------            ----
TOTAL CHINA.............................................            209,861,784            7.5%
                                                                   ------------            ----

COLOMBIA -- (0.1%)
    Other Securities....................................              2,450,932            0.1%
                                                                   ------------            ----

CZECH REPUBLIC -- (0.0%)
    Other Securities....................................                900,876            0.0%
                                                                   ------------            ----

DENMARK -- (1.2%)
    Other Securities....................................             34,855,933            1.3%
                                                                   ------------            ----

EGYPT -- (0.0%)
    Other Securities....................................                122,839            0.0%
                                                                   ------------            ----

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                       PERCENTAGE
                                               SHARES     VALUE++    OF NET ASSETS**
                                               ------     -------    ---------------
FINLAND -- (1.2%)
    UPM-Kymmene Oyj..........................   158,274 $  4,753,326            0.2%
    Other Securities.........................             31,731,533            1.1%
                                                        ------------            ----
TOTAL FINLAND................................             36,484,859            1.3%
                                                        ------------            ----

FRANCE -- (5.1%)
    BNP Paribas SA...........................    76,820    5,995,756            0.2%
    Cie Generale des Etablissements Michelin.    33,162    4,800,079            0.2%
    Engie SA.................................   282,553    4,775,725            0.2%
    Sanofi...................................    52,072    4,930,518            0.2%
    Total SA.................................   183,178   10,209,992            0.4%
    Other Securities.........................            121,001,936            4.2%
                                                        ------------            ----
TOTAL FRANCE.................................            151,714,006            5.4%
                                                        ------------            ----

GERMANY -- (5.1%)
    Allianz SE...............................    26,218    6,120,823            0.2%
    BASF SE..................................    66,555    7,278,011            0.3%
    Bayer AG.................................    33,768    4,392,502            0.2%
    Bayerische Motoren Werke AG..............    51,423    5,273,955            0.2%
    Daimler AG...............................   102,777    8,580,456            0.3%
    Deutsche Telekom AG......................   449,901    8,146,499            0.3%
    Siemens AG...............................    38,516    5,532,157            0.2%
    Other Securities.........................            106,348,182            3.7%
                                                        ------------            ----
TOTAL GERMANY................................            151,672,585            5.4%
                                                        ------------            ----

GREECE -- (0.0%)
    Other Securities.........................                567,411            0.0%
                                                        ------------            ----

HONG KONG -- (2.2%)
    AIA Group, Ltd........................... 1,173,600    8,843,638            0.3%
    Other Securities.........................             55,286,543            2.0%
                                                        ------------            ----
TOTAL HONG KONG..............................             64,130,181            2.3%
                                                        ------------            ----

HUNGARY -- (0.1%)
    Other Securities.........................              2,942,020            0.1%
                                                        ------------            ----

INDIA -- (2.8%)
    Other Securities.........................             83,859,376            3.0%
                                                        ------------            ----

INDONESIA -- (0.6%)
    Other Securities.........................             17,000,580            0.6%
                                                        ------------            ----

IRELAND -- (0.4%)
    Other Securities.........................             11,579,325            0.4%
                                                        ------------            ----

ISRAEL -- (0.5%)
    Other Securities.........................             14,597,856            0.5%
                                                        ------------            ----

ITALY -- (2.2%)
    Fiat Chrysler Automobiles NV.............   275,811    4,769,124            0.2%
    Other Securities.........................             58,944,421            2.1%
                                                        ------------            ----
TOTAL ITALY..................................             63,713,545            2.3%
                                                        ------------            ----

JAPAN -- (16.8%)
    Hitachi, Ltd.............................   678,000    5,399,148            0.2%
    Honda Motor Co., Ltd.....................   259,300    8,125,698            0.3%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                  PERCENTAGE
                                           SHARES    VALUE++    OF NET ASSETS**
                                           ------    -------    ---------------
 JAPAN -- (Continued)
     Mitsubishi UFJ Financial Group, Inc.. 712,100 $  4,830,275            0.2%
     Toyota Motor Corp.................... 222,288   13,787,647            0.5%
     Other Securities.....................          462,640,762           16.4%
                                                   ------------           -----
 TOTAL JAPAN..............................          494,783,530           17.6%
                                                   ------------           -----

 MALAYSIA -- (0.6%)
     Other Securities.....................           17,994,400            0.6%
                                                   ------------           -----

 MEXICO -- (0.7%)
     Other Securities.....................           21,169,676            0.8%
                                                   ------------           -----

 NETHERLANDS -- (2.0%)
     Other Securities.....................           59,163,911            2.1%
                                                   ------------           -----

 NEW ZEALAND -- (0.3%)
     Other Securities.....................            9,042,191            0.3%
                                                   ------------           -----

 NORWAY -- (0.6%)
     Other Securities.....................           17,458,709            0.6%
                                                   ------------           -----

 PERU -- (0.0%)
     Other Securities.....................              471,901            0.0%
                                                   ------------           -----

 PHILIPPINES -- (0.3%)
     Other Securities.....................            7,694,145            0.3%
                                                   ------------           -----

 POLAND -- (0.4%)
     Other Securities.....................           10,985,592            0.4%
                                                   ------------           -----

 PORTUGAL -- (0.2%)
     Other Securities.....................            5,435,416            0.2%
                                                   ------------           -----

 RUSSIA -- (0.2%)
     Other Securities.....................            6,735,783            0.2%
                                                   ------------           -----

 SINGAPORE -- (0.9%)
     Other Securities.....................           25,628,940            0.9%
                                                   ------------           -----

 SOUTH AFRICA -- (1.8%)
     Other Securities.....................           52,035,454            1.9%
                                                   ------------           -----

 SOUTH KOREA -- (3.9%)
     Samsung Electronics Co., Ltd.........   8,476   20,894,227            0.8%
     Other Securities.....................           94,705,532            3.3%
                                                   ------------           -----
 TOTAL SOUTH KOREA........................          115,599,759            4.1%
                                                   ------------           -----

 SPAIN -- (1.8%)
     Banco Santander SA................... 792,339    5,371,512            0.2%
     Iberdrola SA......................... 655,378    5,296,115            0.2%
     Other Securities.....................           41,728,582            1.5%
                                                   ------------           -----
 TOTAL SPAIN..............................           52,396,209            1.9%
                                                   ------------           -----

 SWEDEN -- (2.0%)
     Other Securities.....................           60,261,974            2.2%
                                                   ------------           -----

 SWITZERLAND -- (4.0%)
     ABB, Ltd............................. 169,079    4,415,503            0.2%

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                       PERCENTAGE
                                                             SHARES      VALUE++     OF NET ASSETS**
                                                             ------      -------     ---------------
SWITZERLAND -- (Continued)
    Nestle SA..............................................   200,030 $   16,830,224            0.6%
    Novartis AG............................................    88,456      7,295,783            0.3%
    Roche Holding AG.......................................    21,689      5,013,000            0.2%
    Other Securities.......................................               85,383,614            2.9%
                                                                      --------------           -----
TOTAL SWITZERLAND..........................................              118,938,124            4.2%
                                                                      --------------           -----

TAIWAN -- (3.6%)
    Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored
     ADR...................................................   134,422      5,690,083            0.2%
    Other Securities.......................................              100,405,772            3.6%
                                                                      --------------           -----
TOTAL TAIWAN...............................................              106,095,855            3.8%
                                                                      --------------           -----

THAILAND -- (0.6%)
    Other Securities.......................................               18,503,602            0.7%
                                                                      --------------           -----

TURKEY -- (0.3%)
    Other Securities.......................................                9,781,086            0.4%
                                                                      --------------           -----

UNITED KINGDOM -- (11.1%)
#   Anglo American P.L.C...................................   344,308      6,494,685            0.2%
    BP P.L.C. Sponsored ADR................................   225,511      9,171,532            0.3%
    British American Tobacco P.L.C.........................    67,140      4,337,904            0.2%
    HSBC Holdings P.L.C. Sponsored ADR.....................   249,280     12,157,386            0.4%
#   Rio Tinto P.L.C. Sponsored ADR.........................   156,348      7,493,760            0.3%
    Royal Dutch Shell P.L.C. Sponsored ADR, Class A........   156,992      9,895,206            0.4%
#   Royal Dutch Shell P.L.C. Sponsored ADR, Class B........   113,857      7,441,694            0.3%
    Vodafone Group P.L.C................................... 4,040,579     11,557,423            0.4%
    Other Securities.......................................              260,255,401            9.2%
                                                                      --------------           -----
TOTAL UNITED KINGDOM.......................................              328,804,991           11.7%
                                                                      --------------           -----
TOTAL COMMON STOCKS........................................            2,769,439,263           98.7%
                                                                      --------------           -----

PREFERRED STOCKS -- (0.9%)
BRAZIL -- (0.5%)
    Other Securities.......................................               14,161,218            0.5%
                                                                      --------------           -----

CHILE -- (0.0%)
    Other Securities.......................................                  227,688            0.0%
                                                                      --------------           -----

COLOMBIA -- (0.0%)
    Other Securities.......................................                  384,568            0.0%
                                                                      --------------           -----

GERMANY -- (0.4%)
    Volkswagen AG..........................................    32,427      5,937,486            0.2%
    Other Securities.......................................                5,964,516            0.3%
                                                                      --------------           -----
TOTAL GERMANY..............................................               11,902,002            0.5%
                                                                      --------------           -----
TOTAL PREFERRED STOCKS.....................................               26,675,476            1.0%
                                                                      --------------           -----

RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
    Other Securities.......................................                   20,900            0.0%
                                                                      --------------           -----

BRAZIL -- (0.0%)
    Other Securities.......................................                    7,845            0.0%
                                                                      --------------           -----

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                    PERCENTAGE
                                          SHARES      VALUE++     OF NET ASSETS**
                                          ------      -------     ---------------
CHILE -- (0.0%)
       Other Securities................            $       10,608            0.0%
                                                   --------------          ------

HONG KONG -- (0.0%)
       Other Securities................                       425            0.0%
                                                   --------------          ------

INDIA -- (0.0%)
       Other Securities................                     5,713            0.0%
                                                   --------------          ------

ISRAEL -- (0.0%)
       Other Securities................                         5            0.0%
                                                   --------------          ------

MALAYSIA -- (0.0%)
       Other Securities................                     7,205            0.0%
                                                   --------------          ------

SOUTH KOREA -- (0.0%)
       Other Securities................                    21,024            0.0%
                                                   --------------          ------

SPAIN -- (0.0%)
       Other Securities................                   110,556            0.0%
                                                   --------------          ------

TAIWAN -- (0.0%)
       Other Securities................                    10,652            0.0%
                                                   --------------          ------

THAILAND -- (0.0%)
       Other Securities................                    35,516            0.0%
                                                   --------------          ------
TOTAL RIGHTS/WARRANTS..................                   230,449            0.0%
                                                   --------------          ------
TOTAL INVESTMENT SECURITIES............             2,796,345,188
                                                   --------------

                                                      VALUE+
                                                      ------
SECURITIES LENDING COLLATERAL -- (5.3%)
(S)@   DFA Short Term Investment Fund.. 13,656,957    158,024,649            5.6%
                                                   --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,518,977,486)..............              $2,954,369,837          105.3%
                                                   ==============          ======

Summary of the Portfolio's investments as of October 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                             INVESTMENTS IN SECURITIES (MARKET VALUE)
                          ----------------------------------------------
                            LEVEL 1      LEVEL 2    LEVEL 3    TOTAL
                          ------------ ------------ ------- ------------
        Common Stocks
          Australia...... $    971,488 $120,445,388   --    $121,416,876
          Austria........           --   14,828,247   --      14,828,247
          Belgium........      153,600   31,289,055   --      31,442,655
          Brazil.........   36,890,991           --   --      36,890,991
          Canada.........  169,883,610           --   --     169,883,610
          Chile..........    1,955,136    7,586,392   --       9,541,528
          China..........   21,484,431  188,377,353   --     209,861,784
          Colombia.......    2,450,932           --   --       2,450,932
          Czech Republic.           --      900,876   --         900,876
          Denmark........      640,442   34,215,491   --      34,855,933
          Egypt..........           --      122,839   --         122,839
          Finland........      100,856   36,384,003   --      36,484,859
          France.........    1,881,553  149,832,453   --     151,714,006

WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                               --------------------------------------------------
                                 LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                               ------------ -------------- ------- --------------
  Germany..................... $  3,354,360 $  148,318,225   --    $  151,672,585
  Greece......................           --        567,411   --           567,411
  Hong Kong...................       84,205     64,045,976   --        64,130,181
  Hungary.....................           --      2,942,020   --         2,942,020
  India.......................    1,275,559     82,583,817   --        83,859,376
  Indonesia...................      188,873     16,811,707   --        17,000,580
  Ireland.....................    2,099,694      9,479,631   --        11,579,325
  Israel......................    1,065,610     13,532,246   --        14,597,856
  Italy.......................      102,347     63,611,198   --        63,713,545
  Japan.......................    2,978,728    491,804,802   --       494,783,530
  Malaysia....................           --     17,994,400   --        17,994,400
  Mexico......................   21,166,403          3,273   --        21,169,676
  Netherlands.................    6,243,168     52,920,743   --        59,163,911
  New Zealand.................           --      9,042,191   --         9,042,191
  Norway......................      150,375     17,308,334   --        17,458,709
  Peru........................      471,901             --   --           471,901
  Philippines.................       29,754      7,664,391   --         7,694,145
  Poland......................           --     10,985,592   --        10,985,592
  Portugal....................           --      5,435,416   --         5,435,416
  Russia......................    1,572,576      5,163,207   --         6,735,783
  Singapore...................           --     25,628,940   --        25,628,940
  South Africa................    4,075,849     47,959,605   --        52,035,454
  South Korea.................    1,256,782    114,342,977   --       115,599,759
  Spain.......................      735,528     51,660,681   --        52,396,209
  Sweden......................       50,550     60,211,424   --        60,261,974
  Switzerland.................    3,427,560    115,510,564   --       118,938,124
  Taiwan......................    5,923,367    100,172,488   --       106,095,855
  Thailand....................   18,486,593         17,009   --        18,503,602
  Turkey......................       22,536      9,758,550   --         9,781,086
  United Kingdom..............   73,814,356    254,990,635   --       328,804,991
Preferred Stocks
  Brazil......................   14,161,218             --   --        14,161,218
  Chile.......................           --        227,688   --           227,688
  Colombia....................      384,568             --   --           384,568
  Germany.....................           --     11,902,002   --        11,902,002
Rights/Warrants
  Australia...................           --         20,900   --            20,900
  Brazil......................           --          7,845   --             7,845
  Chile.......................           --         10,608   --            10,608
  Hong Kong...................           --            425   --               425
  India.......................           --          5,713   --             5,713
  Israel......................           --              5   --                 5
  Malaysia....................           --          7,205   --             7,205
  South Korea.................           --         21,024   --            21,024
  Spain.......................           --        110,556   --           110,556
  Taiwan......................           --         10,652   --            10,652
  Thailand....................           --         35,516   --            35,516
Securities Lending Collateral.           --    158,024,649   --       158,024,649
                               ------------ --------------   --    --------------
TOTAL......................... $399,535,499 $2,554,834,338   --    $2,954,369,837
                               ============ ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                          WORLD CORE EQUITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2017

                                                                        SHARES      VALUE+
                                                                      ---------- ------------
AFFILIATED INVESTMENT COMPANIES -- (99.9%)
Investment in U.S. Core Equity 1 Portfolio of
  DFA Investment Dimensions Group Inc................................ 12,559,691 $276,438,791
Investment in International Core Equity Portfolio of
  DFA Investment Dimensions Group Inc................................ 14,301,126  203,505,025
Investment in Emerging Markets Core Equity Portfolio of
  DFA Investment Dimensions Group Inc................................  2,966,880   66,398,781
                                                                                 ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $453,523,598).............................................             546,342,597
                                                                                 ------------

TEMPORARY CASH INVESTMENTS -- (0.1%)
State Street Institutional U.S. Government Money Market Fund, 0.960%
  (Cost $296,936)....................................................    296,936      296,936
                                                                                 ------------
   TOTAL INVESTMENTS -- (100.0%)
     (Cost $453,820,534).............................................            $546,639,533
                                                                                 ============

   Summary of the Fund's investments as of October 31, 2017, based on their valuation inputs, is as follows (See
   Security Valuation Note):
                                            INVESTMENTS IN SECURITIES (MARKET VALUE)
                                            ---------------------------------------------------------------------
                                              LEVEL 1           LEVEL 2        LEVEL 3           TOTAL
                                               ------------     -------        -------           ------------
   Affiliated Investment Companies......... $546,342,597          --             --           $546,342,597
   Temporary Cash Investments..............      296,936          --             --                296,936
                                               ------------       --             --              ------------
   TOTAL................................... $546,639,533          --             --           $546,639,533
                                               ============       ==             ==              ============

                See accompanying Notes to Financial Statements.

                  SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2017

                                                           SHARES      VALUE+
                                                          --------- ------------
AFFILIATED INVESTMENT COMPANIES -- (100.0%)
Investment in U.S. Core Equity 2 Portfolio of
  DFA Investment Dimensions Group Inc.................... 7,900,032 $165,110,662
Investment in International Core Equity Portfolio of
  DFA Investment Dimensions Group Inc.................... 9,783,356  139,217,159
Investment in Emerging Markets Core Equity Portfolio of
  DFA Investment Dimensions Group Inc.................... 3,277,442   73,349,157
                                                                    ------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES
     (Cost $299,834,024).................................           $377,676,978
                                                                    ============

At October 31, 2017, Selectively Hedged Global Equity Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

                                                                                           UNREALIZED
                                                                                            FOREIGN
                                                                                            EXCHANGE
                                                                       SETTLEMENT         APPRECIATION
CURRENCY PURCHASED   CURRENCY SOLD          COUNTERPARTY                  DATE           (DEPRECIATION)
-----------------  ----------------- ---------------------------- ----------             --------------
GBP     14,422,619 USD    19,022,569 State Street Bank and Trust          11/01/17         $  132,832
USD      7,362,877 CAD     9,178,689 JP Morgan                            11/01/17            248,166
USD     19,411,240 GBP    14,422,619 State Street Bank and Trust          11/01/17            255,838
USD     28,613,126 JPY 3,219,524,327 State Street Bank and Trust          11/01/17            298,414
USD     34,863,532 EUR    29,602,665 UBS AG                               11/06/17            373,779
USD     13,301,056 HKD   103,760,509 State Street Bank and Trust          11/07/17              1,070
USD        393,277 ILS     1,373,457 Citibank, N.A.                       11/10/17              3,140
USD        395,399 ILS     1,381,535 Bank of America Corp.                11/10/17              2,968
USD      1,358,042 SGD     1,842,700 Citibank, N.A.                       11/22/17              6,032
USD      1,055,436 NOK     8,392,855 Citibank, N.A.                       11/24/17             27,393
USD      7,074,747 CHF     6,938,720 Citibank, N.A.                       11/24/17            110,021
USD      2,223,703 DKK    14,016,147 Citibank, N.A.                       11/28/17             26,484
USD      3,628,826 SEK    29,770,190 Citibank, N.A.                       11/28/17             67,846
USD      7,232,133 CAD     9,284,581 Citibank, N.A.                       12/04/17             33,279
USD     30,113,683 JPY 3,411,138,014 Citibank, N.A.                       12/04/17             74,504
                                                                                           ----------
                                                                    TOTAL APPRECIATION     $1,661,766

CAD      9,178,689 USD     7,147,768 Citibank, N.A.                       11/01/17         $  (33,057)
JPY  3,219,524,327 USD    28,382,608 Citibank, N.A.                       11/01/17            (67,896)
USD     19,719,807 GBP    14,937,790 State Street Bank and Trust          12/04/17           (137,147)
                                                                                           ----------
                                                                    TOTAL (DEPRECIATION)   $ (238,100)

                                                                                           ----------
                                                                    TOTAL APPRECIATION
                                                                    (DEPRECIATION)         $1,423,666
                                                                                           ==========

SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO
CONTINUED


At October 31, 2017, Selectively Hedged Global Equity Portfolio had entered into the following outstanding futures contracts:

                                                                        UNREALIZED
                         NUMBER OF EXPIRATION  NOTIONAL     MARKET     APPRECIATION
DESCRIPTION              CONTRACTS    DATE      VALUE       VALUE     (DEPRECIATION)
-----------              --------- ---------- ----------- ----------- --------------
LONG POSITION CONTRACTS:
S&P 500 Emini Index(R)..    186     12/15/17  $22,920,153 $23,926,110   $1,005,957
                                              ----------- -----------   ----------
TOTAL FUTURES CONTRACTS.                      $22,920,153 $23,926,110   $1,005,957
                                              =========== ===========   ==========

Summary of the Portfolio's investments as of October 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                  --------------------------------------------
                                    LEVEL 1     LEVEL 2   LEVEL 3    TOTAL
                                  ------------ ---------- ------- ------------
 Affiliated Investment Companies. $377,676,978         --   --    $377,676,978
 Futures Contracts**.............    1,005,957         --   --       1,005,957
 Forward Currency Contracts**....           -- $1,423,666   --       1,423,666
                                  ------------ ----------   --    ------------
 TOTAL........................... $378,682,935 $1,423,666   --    $380,106,601
                                  ============ ==========   ==    ============

  **Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                           SCHEDULES OF INVESTMENTS

                               OCTOBER 31, 2017


                          EMERGING MARKETS PORTFOLIO

                                                           VALUE+
                                                       --------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The Emerging Markets Series of
  The DFA Investment Trust Company.................... $6,639,920,366
                                                       --------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY. $6,639,920,366
                                                       ==============

Summary of the Portfolio's Master Fund's investments as of October 31, 2017, based on their valuation inputs, is located within this report (See Security Valuation Note).

                     EMERGING MARKETS SMALL CAP PORTFOLIO

                                                            VALUE+
                                                        --------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The Emerging Markets Small Cap Series of
  The DFA Investment Trust Company..................... $7,251,640,855
                                                        --------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY.. $7,251,640,855
                                                        ==============

Summary of the Portfolio's Master Fund's investments as of October 31, 2017, based on their valuation inputs, is located within this report (See Security Valuation Note).

                       EMERGING MARKETS VALUE PORTFOLIO

                                                           VALUE+
                                                       ---------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in Dimensional Emerging Markets Value Fund. $19,424,024,263
                                                       ---------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY. $19,424,024,263
                                                       ===============

Summary of the Portfolio's Master Fund's investments as of October 31, 2017, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                    EMERGING MARKETS CORE EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2017

                                                                                      PERCENTAGE
                                                           SHARES       VALUE++     OF NET ASSETS**
                                                           ------       -------     ---------------
COMMON STOCKS -- (93.6%)
BRAZIL -- (5.7%)
    Ambev SA ADR........................................  14,628,396 $   92,597,747            0.4%
    B3 SA -- Brasil Bolsa Balcao........................   8,383,962     61,252,924            0.2%
    Lojas Renner SA.....................................   5,203,997     54,850,921            0.2%
    Vale SA.............................................  14,689,060    144,138,059            0.5%
    Other Securities....................................              1,236,285,322            4.6%
                                                                     --------------           -----
TOTAL BRAZIL............................................              1,589,124,973            5.9%
                                                                     --------------           -----

CHILE -- (1.4%)
    Other Securities....................................                384,187,447            1.4%
                                                                     --------------           -----

CHINA -- (16.9%)
*   Alibaba Group Holding, Ltd. Sponsored ADR...........   1,045,781    193,354,449            0.7%
*   Baidu, Inc. Sponsored ADR...........................     252,252     61,534,353            0.2%
    Bank of China, Ltd. Class H......................... 150,583,702     75,256,123            0.3%
    China Construction Bank Corp. Class H............... 243,058,302    217,224,844            0.8%
#*  China Evergrande Group..............................  21,853,000     84,294,756            0.3%
    China Mobile, Ltd...................................  10,380,500    104,410,856            0.4%
    China Mobile, Ltd. Sponsored ADR....................   1,997,961    100,797,132            0.4%
    Geely Automobile Holdings, Ltd......................  22,910,000     71,040,931            0.3%
    Industrial & Commercial Bank of China, Ltd. Class H. 185,963,725    147,964,829            0.6%
    NetEase, Inc. ADR...................................     246,761     69,566,861            0.3%
    Ping An Insurance Group Co. of China, Ltd. Class H..  17,734,000    155,845,305            0.6%
    Tencent Holdings, Ltd...............................  10,436,500    469,069,428            1.7%
    Other Securities....................................              2,969,033,435           10.8%
                                                                     --------------           -----
TOTAL CHINA.............................................              4,719,393,302           17.4%
                                                                     --------------           -----

COLOMBIA -- (0.3%)
    Other Securities....................................                 81,111,002            0.3%
                                                                     --------------           -----

CZECH REPUBLIC -- (0.1%)
    Other Securities....................................                 39,489,146            0.2%
                                                                     --------------           -----

EGYPT -- (0.1%)
    Other Securities....................................                 15,066,030            0.1%
                                                                     --------------           -----

GREECE -- (0.2%)
    Other Securities....................................                 64,262,231            0.2%
                                                                     --------------           -----

HONG KONG -- (0.0%)
    Other Securities....................................                  1,029,569            0.0%
                                                                     --------------           -----

HUNGARY -- (0.4%)
    Other Securities....................................                110,258,213            0.4%
                                                                     --------------           -----

INDIA -- (12.6%)
    HDFC Bank, Ltd......................................   2,994,559     83,742,852            0.3%
    Housing Development Finance Corp., Ltd..............   3,249,255     85,368,228            0.3%
    Infosys, Ltd........................................   4,930,006     70,205,139            0.3%
    Infosys, Ltd. Sponsored ADR.........................   3,708,004     55,063,859            0.2%
    Reliance Industries, Ltd............................   6,640,450     96,871,333            0.4%
    Tata Consultancy Services, Ltd......................   1,703,030     68,894,083            0.3%
    Other Securities....................................              3,063,933,904           11.2%
                                                                     --------------           -----
TOTAL INDIA.............................................              3,524,079,398           13.0%
                                                                     --------------           -----

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                                        PERCENTAGE
                                                              SHARES      VALUE++     OF NET ASSETS**
                                                              ------      -------     ---------------
INDONESIA -- (2.7%)
    Bank Rakyat Indonesia Persero Tbk PT................... 63,852,200 $   73,461,929            0.3%
    Other Securities.......................................               668,205,860            2.4%
                                                                       --------------           -----
TOTAL INDONESIA............................................               741,667,789            2.7%
                                                                       --------------           -----

MALAYSIA -- (3.0%)
    Other Securities.......................................               842,530,848            3.1%
                                                                       --------------           -----

MEXICO -- (3.2%)
    America Movil S.A.B. de C.V. Series L ADR..............  3,725,657     63,783,247            0.2%
    Grupo Mexico S.A.B. de C.V. Series B................... 22,506,747     73,196,014            0.3%
    Other Securities.......................................               743,740,479            2.8%
                                                                       --------------           -----
TOTAL MEXICO...............................................               880,719,740            3.3%
                                                                       --------------           -----

PERU -- (0.1%)
    Other Securities.......................................                35,582,200            0.1%
                                                                       --------------           -----

PHILIPPINES -- (1.2%)
    Other Securities.......................................               333,955,307            1.2%
                                                                       --------------           -----

POLAND -- (1.7%)
    Polski Koncern Naftowy Orlen SA........................  2,073,148     73,326,226            0.3%
    Other Securities.......................................               388,337,336            1.4%
                                                                       --------------           -----
TOTAL POLAND...............................................               461,663,562            1.7%
                                                                       --------------           -----

RUSSIA -- (1.2%)
    Sberbank of Russia PJSC Sponsored ADR..................  4,081,901     58,584,296            0.2%
    Other Securities.......................................               276,834,387            1.0%
                                                                       --------------           -----
TOTAL RUSSIA...............................................               335,418,683            1.2%
                                                                       --------------           -----

SOUTH AFRICA -- (6.4%)
#   FirstRand, Ltd......................................... 23,983,632     87,056,556            0.3%
    MTN Group, Ltd......................................... 11,647,989    101,140,736            0.4%
    Naspers, Ltd. Class N..................................    466,930    113,759,319            0.4%
    Sanlam, Ltd............................................ 11,415,653     57,139,481            0.2%
    Standard Bank Group, Ltd...............................  7,859,870     91,271,776            0.3%
    Other Securities.......................................             1,328,940,459            5.0%
                                                                       --------------           -----
TOTAL SOUTH AFRICA.........................................             1,779,308,327            6.6%
                                                                       --------------           -----

SOUTH KOREA -- (16.8%)
    Hyundai Motor Co.......................................    424,645     61,092,239            0.2%
    LG Chem, Ltd...........................................    230,246     83,016,694            0.3%
#   LG Display Co., Ltd....................................  2,416,021     63,204,488            0.3%
    LG Electronics, Inc....................................    892,670     72,669,049            0.3%
    NAVER Corp.............................................     86,601     69,217,753            0.3%
    Samsung Electronics Co., Ltd...........................    472,670  1,165,180,959            4.3%
    SK Holdings Co., Ltd...................................    275,387     71,261,859            0.3%
    SK Hynix, Inc..........................................  3,141,984    231,666,869            0.9%
    Other Securities.......................................             2,865,273,853           10.4%
                                                                       --------------           -----
TOTAL SOUTH KOREA..........................................             4,682,583,763           17.3%
                                                                       --------------           -----

TAIWAN -- (15.0%)
    Hon Hai Precision Industry Co., Ltd.................... 55,950,504    207,964,821            0.8%
    Taiwan Semiconductor Manufacturing Co., Ltd............ 41,147,652    332,649,933            1.3%
    Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored
     ADR...................................................  7,888,568    333,923,083            1.3%

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                   PERCENTAGE
                                       SHARES        VALUE++     OF NET ASSETS**
                                       ------        -------     ---------------
TAIWAN -- (Continued)
    Uni-President Enterprises Corp..  27,820,734 $    58,128,746            0.2%
#   United Microelectronics Corp.... 121,286,441      62,596,552            0.3%
    Other Securities................               3,193,803,838           11.6%
                                                 ---------------           -----
TOTAL TAIWAN........................               4,189,066,973           15.5%
                                                 ---------------           -----

THAILAND -- (3.1%)
    PTT PCL.........................   7,202,280      91,058,326            0.4%
    Other Securities................                 778,831,664            2.8%
                                                 ---------------           -----
TOTAL THAILAND......................                 869,889,990            3.2%
                                                 ---------------           -----

TURKEY -- (1.5%)
    Other Securities................                 429,564,026            1.6%
                                                 ---------------           -----
TOTAL COMMON STOCKS.................              26,109,952,519           96.4%
                                                 ---------------           -----

PREFERRED STOCKS -- (2.5%)
BRAZIL -- (2.4%)
    Banco Bradesco SA...............   5,811,393      61,608,263            0.2%
    Banco Bradesco SA ADR...........   9,174,829      96,977,943            0.4%
    Itau Unibanco Holding SA........  11,300,145     145,254,516            0.5%
    Itau Unibanco Holding SA ADR....   6,510,406      83,398,301            0.3%
    Other Securities................                 288,633,479            1.1%
                                                 ---------------           -----
TOTAL BRAZIL........................                 675,872,502            2.5%
                                                 ---------------           -----

CHILE -- (0.0%)
    Other Securities................                   6,392,675            0.0%
                                                 ---------------           -----

COLOMBIA -- (0.1%)
    Other Securities................                  17,824,155            0.1%
                                                 ---------------           -----

INDIA -- (0.0%)
    Other Securities................                      93,942            0.0%
                                                 ---------------           -----
TOTAL PREFERRED STOCKS..............                 700,183,274            2.6%
                                                 ---------------           -----

RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
    Other Securities................                     319,466            0.0%
                                                 ---------------           -----

CHILE -- (0.0%)
    Other Securities................                     229,439            0.0%
                                                 ---------------           -----

HONG KONG -- (0.0%)
    Other Securities................                      13,097            0.0%
                                                 ---------------           -----

INDIA -- (0.0%)
    Other Securities................                     196,427            0.0%
                                                 ---------------           -----

MALAYSIA -- (0.0%)
    Other Securities................                     308,658            0.0%
                                                 ---------------           -----

SOUTH KOREA -- (0.0%)
    Other Securities................                     741,575            0.0%
                                                 ---------------           -----

TAIWAN -- (0.0%)
    Other Securities................                     321,576            0.0%
                                                 ---------------           -----

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                                                   PERCENTAGE
                                        SHARES       VALUE++     OF NET ASSETS**
                                        ------       -------     ---------------
THAILAND -- (0.0%)
      Other Securities...............            $     1,403,838            0.0%
                                                 ---------------          ------
TOTAL RIGHTS/WARRANTS................                  3,534,076            0.0%
                                                 ---------------          ------
TOTAL INVESTMENT SECURITIES..........             26,813,669,869
                                                 ---------------

                                                     VALUE+
                                          -          ------             -
SECURITIES LENDING COLLATERAL -- (3.9%)
(S)@  DFA Short Term Investment Fund. 95,284,755   1,102,539,901            4.1%
                                                 ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $22,498,736,533)......................   $27,916,209,770          103.1%
                                                 ===============          ======

At October 31, 2017, Emerging Markets Core Equity Portfolio had entered into the following outstanding futures contracts:

                                                                                 UNREALIZED
                                NUMBER OF EXPIRATION   NOTIONAL      MARKET     APPRECIATION
DESCRIPTION                     CONTRACTS    DATE       VALUE        VALUE     (DEPRECIATION)
-----------                     --------- ---------- ------------ ------------ --------------
LONG POSITION CONTRACTS:
MSCI Emerging Markets Index(R).     650    12/15/17  $ 35,843,318 $ 36,536,500   $  693,182
S&P 500 Emini Index(R).........   1,520    12/15/17   190,331,570  195,525,200    5,193,630
                                                     ------------ ------------   ----------
TOTAL FUTURES CONTRACTS........                      $226,174,888 $232,061,700   $5,886,812
                                                     ============ ============   ==========

Summary of the Portfolio's investments as of October 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                             INVESTMENTS IN SECURITIES (MARKET VALUE)
                       ----------------------------------------------------
                          LEVEL 1        LEVEL 2     LEVEL 3     TOTAL
                       -------------- -------------- ------- --------------
     Common Stocks
       Brazil......... $1,589,124,973             --   --    $1,589,124,973
       Chile..........    123,911,756 $  260,275,691   --       384,187,447
       China..........    723,633,887  3,995,759,415   --     4,719,393,302
       Colombia.......     81,111,002             --   --        81,111,002
       Czech Republic.             --     39,489,146   --        39,489,146
       Egypt..........      1,044,891     14,021,139   --        15,066,030
       Greece.........             --     64,262,231   --        64,262,231
       Hong Kong......             --      1,029,569   --         1,029,569
       Hungary........        313,997    109,944,216   --       110,258,213
       India..........    129,418,803  3,394,660,595   --     3,524,079,398
       Indonesia......     27,425,328    714,242,461   --       741,667,789
       Malaysia.......         21,165    842,509,683   --       842,530,848
       Mexico.........    880,357,545        362,195   --       880,719,740
       Peru...........     35,582,200             --   --        35,582,200
       Philippines....      6,964,420    326,990,887   --       333,955,307
       Poland.........             --    461,663,562   --       461,663,562
       Russia.........     54,262,921    281,155,762   --       335,418,683
       South Africa...    124,913,964  1,654,394,363   --     1,779,308,327
       South Korea....    108,415,293  4,574,168,470   --     4,682,583,763
       Taiwan.........    363,360,049  3,825,706,924   --     4,189,066,973
       Thailand.......    868,992,448        897,542   --       869,889,990
       Turkey.........      2,737,439    426,826,587   --       429,564,026
     Preferred Stocks
       Brazil.........    675,872,502             --   --       675,872,502
       Chile..........             --      6,392,675   --         6,392,675

EMERGING MARKETS CORE EQUITY PORTFOLIO
CONTINUED

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ------------------------------------------------------
                                  LEVEL 1         LEVEL 2     LEVEL 3      TOTAL
                               -------------- --------------- ------- ---------------
  Colombia.................... $   17,824,155              --   --    $    17,824,155
  India.......................         93,942              --   --             93,942
Rights/Warrants
  Brazil......................             -- $       319,466   --            319,466
  Chile.......................             --         229,439   --            229,439
  Hong Kong...................             --          13,097   --             13,097
  India.......................             --         196,427   --            196,427
  Malaysia....................             --         308,658   --            308,658
  South Korea.................             --         741,575   --            741,575
  Taiwan......................             --         321,576   --            321,576
  Thailand....................             --       1,403,838   --          1,403,838
Securities Lending Collateral.             --   1,102,539,901   --      1,102,539,901
Futures Contracts**...........      5,886,812              --   --          5,886,812
                               -------------- ---------------   --    ---------------
TOTAL......................... $5,821,269,492 $22,100,827,090   --    $27,922,096,582
                               ============== ===============   ==    ===============

  **Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2017
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                              ENHANCED U.S.
                                                                                  LARGE      U.S. LARGE CAP
                                                                                 COMPANY         EQUITY      U.S. LARGE CAP
                                                                                PORTFOLIO      PORTFOLIO*    VALUE PORTFOLIO
                                                                              -------------- --------------  ---------------
ASSETS:
Investments in Affiliated Investment Company at Value........................             --             --  $   23,733,612
Investments at Value (including $2,966, $50,486, $0 and $2,500,462 of
 securities on loan, respectively)........................................... $      316,371 $    1,211,268              --
Temporary Cash Investments at Value & Cost...................................             --          2,908              --
Collateral from Securities on Loan Invested in Affiliate at Value (including
 cost of $3,028, $41,253, $0 and $1,670,743).................................          3,027         41,253              --
Segregated Cash for Futures Contracts........................................             --             --              --
Cash.........................................................................          6,535             --              --
Receivables:
  Investment Securities/Affiliated Investment Company Sold...................             --             --              --
  Dividends, Interest and Tax Reclaims.......................................          1,836          1,013              --
  Securities Lending Income..................................................             --             20              --
  Fund Shares Sold...........................................................            645          1,175          13,412
  Futures Margin Variation...................................................            551             --              --
Unrealized Gain on Forward Currency Contracts................................            896             --              --
Prepaid Expenses and Other Assets............................................             14             19             157
                                                                              -------------- --------------  --------------
    Total Assets.............................................................        329,875      1,257,656      23,747,181
                                                                              -------------- --------------  --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned...........................................          3,026         41,253              --
  Investment Securities/Affiliated Investment Company Purchased..............          4,208             --              --
  Fund Shares Redeemed.......................................................            234          3,275          10,149
  Due to Advisor.............................................................             25            153           3,004
Accrued Expenses and Other Liabilities.......................................             35             92           1,157
                                                                              -------------- --------------  --------------
    Total Liabilities........................................................          7,528         44,773          14,310
                                                                              -------------- --------------  --------------
NET ASSETS................................................................... $      322,347 $    1,212,883  $   23,732,871
                                                                              ============== ==============  ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
 SHARE:
Class R1 Shares -- based on net assets of $0; $0; $0 and $54,960 and
 shares outstanding of 0; 0; 0 and 2,185,248, respectively...................            N/A            N/A             N/A
                                                                              ============== ==============  ==============
NUMBER OF SHARES AUTHORIZED..................................................            N/A            N/A             N/A
                                                                              ============== ==============  ==============
Class R2 Shares -- based on net assets of $0; $0; $0 and $156,809 and
 shares outstanding of 0; 0; 0 and 6,265,096, respectively...................            N/A            N/A             N/A
                                                                              ============== ==============  ==============
NUMBER OF SHARES AUTHORIZED..................................................            N/A            N/A             N/A
                                                                              ============== ==============  ==============
Institutional Class Shares -- based on net assets of $322,347;
 $1,212,883; $23,732,871 and $10,528,662 and shares outstanding of
 22,169,160; 76,128,473; 610,976,492 and 418,508,551, respectively........... $        14.54 $        15.93  $        38.84
                                                                              ============== ==============  ==============
NUMBER OF SHARES AUTHORIZED..................................................  1,000,000,000  1,000,000,000   4,000,000,000
                                                                              ============== ==============  ==============
Investments at Cost.......................................................... $      317,425 $      957,004  $          N/A
                                                                              ============== ==============  ==============
NET ASSETS CONSIST OF:
Paid-In Capital.............................................................. $      272,774 $      968,346  $   15,328,839
Undistributed Net Investment Income (Distributions in Excess of Net
 Investment Income)..........................................................            877          1,207          22,596
Accumulated Net Realized Gain (Loss).........................................         34,336        (10,934)      1,121,548
Net Unrealized Foreign Exchange Gain (Loss)..................................            887             --              --
Net Unrealized Appreciation (Depreciation)...................................         13,473        254,264       7,259,888
                                                                              -------------- --------------  --------------
NET ASSETS................................................................... $      322,347 $    1,212,883  $   23,732,871
                                                                              ============== ==============  ==============


                                                                               U.S. TARGETED
                                                                              VALUE PORTFOLIO*
                                                                              ----------------
ASSETS:
Investments in Affiliated Investment Company at Value........................              --
Investments at Value (including $2,966, $50,486, $0 and $2,500,462 of
 securities on loan, respectively)...........................................  $   10,638,366
Temporary Cash Investments at Value & Cost...................................         134,565
Collateral from Securities on Loan Invested in Affiliate at Value (including
 cost of $3,028, $41,253, $0 and $1,670,743).................................       1,670,768
Segregated Cash for Futures Contracts........................................           3,380
Cash.........................................................................              --
Receivables:
  Investment Securities/Affiliated Investment Company Sold...................           2,714
  Dividends, Interest and Tax Reclaims.......................................           3,299
  Securities Lending Income..................................................             885
  Fund Shares Sold...........................................................           5,588
  Futures Margin Variation...................................................             165
Unrealized Gain on Forward Currency Contracts................................              --
Prepaid Expenses and Other Assets............................................              94
                                                                               --------------
    Total Assets.............................................................      12,459,824
                                                                               --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned...........................................       1,670,734
  Investment Securities/Affiliated Investment Company Purchased..............          37,907
  Fund Shares Redeemed.......................................................           6,726
  Due to Advisor.............................................................           3,150
Accrued Expenses and Other Liabilities.......................................             876
                                                                               --------------
    Total Liabilities........................................................       1,719,393
                                                                               --------------
NET ASSETS...................................................................  $   10,740,431
                                                                               ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
 SHARE:
Class R1 Shares -- based on net assets of $0; $0; $0 and $54,960 and
 shares outstanding of 0; 0; 0 and 2,185,248, respectively...................  $        25.15
                                                                               ==============
NUMBER OF SHARES AUTHORIZED..................................................     200,000,000
                                                                               ==============
Class R2 Shares -- based on net assets of $0; $0; $0 and $156,809 and
 shares outstanding of 0; 0; 0 and 6,265,096, respectively...................  $        25.03
                                                                               ==============
NUMBER OF SHARES AUTHORIZED..................................................     200,000,000
                                                                               ==============
Institutional Class Shares -- based on net assets of $322,347;
 $1,212,883; $23,732,871 and $10,528,662 and shares outstanding of
 22,169,160; 76,128,473; 610,976,492 and 418,508,551, respectively...........  $        25.16
                                                                               ==============
NUMBER OF SHARES AUTHORIZED..................................................   1,500,000,000
                                                                               ==============
Investments at Cost..........................................................  $    8,412,198
                                                                               ==============
NET ASSETS CONSIST OF:
Paid-In Capital..............................................................  $    8,074,164
Undistributed Net Investment Income (Distributions in Excess of Net
 Investment Income)..........................................................          (1,394)
Accumulated Net Realized Gain (Loss).........................................         440,547
Net Unrealized Foreign Exchange Gain (Loss)..................................              --
Net Unrealized Appreciation (Depreciation)...................................       2,227,114
                                                                               --------------
NET ASSETS...................................................................  $   10,740,431
                                                                               ==============

----------
* See Note K in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2017
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                                U.S. CORE      U.S. CORE     U.S. VECTOR
                                                              U.S. SMALL CAP     EQUITY 1       EQUITY 2       EQUITY
                                                             VALUE PORTFOLIO*   PORTFOLIO*     PORTFOLIO*    PORTFOLIO*
                                                             ---------------- -------------- -------------- --------------
ASSETS:
Investments at Value (including $2,660,425, $3,053,767,
 $3,746,625 and $925,052 of securities on loan,
 respectively)..............................................  $   15,011,098  $   20,571,595 $   22,310,986 $    4,722,048
Temporary Cash Investments at Value & Cost..................         151,577         204,056        208,473          3,720
Collateral from Securities on Loan Invested in Affiliate at
 Value (including cost of $1,834,225, $1,640,829,
 $2,269,835 and $572,177)...................................       1,834,294       1,640,846      2,269,877        572,203
Segregated Cash for Futures Contracts.......................           4,815           5,603          6,233            651
Cash........................................................              --               4              4              1
Receivables:
  Investment Securities Sold................................          25,256              24          2,792             71
  Dividends, Interest and Tax Reclaims......................           3,063          14,674         15,400          2,730
  Securities Lending Income.................................             860             864          1,142            296
  Fund Shares Sold..........................................           7,562          10,358         11,862          2,923
  Futures Margin Variation..................................             235             274            305             --
Prepaid Expenses and Other Assets...........................             132             162            182             39
                                                              --------------  -------------- -------------- --------------
     Total Assets...........................................      17,038,892      22,448,460     24,827,256      5,304,682
                                                              --------------  -------------- -------------- --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..........................       1,834,140       1,640,787      2,291,288        572,168
  Investment Securities Purchased...........................          23,549          31,997          5,015          4,271
  Fund Shares Redeemed......................................           7,703           8,539         10,148          2,680
  Due to Advisor............................................           6,435           2,958          3,797          1,205
Accrued Expenses and Other Liabilities......................           1,198           1,437          1,590            355
                                                              --------------  -------------- -------------- --------------
     Total Liabilities......................................       1,873,025       1,685,718      2,311,838        580,679
                                                              --------------  -------------- -------------- --------------
NET ASSETS..................................................  $   15,165,867  $   20,762,742 $   22,515,418 $    4,724,003
                                                              ==============  ============== ============== ==============
NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
 $15,165,867; $20,762,742; $22,515,418 and $4,724,003
 and shares outstanding of 388,141,516; 943,257,894;
 1,077,039,477 and 246,598,947, respectively................  $        39.07  $        22.01 $        20.90 $        19.16
                                                              ==============  ============== ============== ==============
NUMBER OF SHARES AUTHORIZED.................................   3,400,000,000   3,000,000,000  4,600,000,000  2,000,000,000
                                                              ==============  ============== ============== ==============
Investments at Cost.........................................  $   10,648,767  $   13,596,675 $   14,378,682 $    3,120,443
                                                              ==============  ============== ============== ==============
NET ASSETS CONSIST OF:
Paid-In Capital.............................................  $   10,134,408  $   13,654,577 $   14,349,380 $    2,956,701
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)...........................          (5,694)         14,490         15,587            426
Accumulated Net Realized Gain (Loss)........................         669,385         111,896        210,487        165,238
Net Unrealized Appreciation (Depreciation)..................       4,367,768       6,981,779      7,939,964      1,601,638
                                                              --------------  -------------- -------------- --------------
NET ASSETS..................................................  $   15,165,867  $   20,762,742 $   22,515,418 $    4,724,003
                                                              ==============  ============== ============== ==============

----------
* See Note K in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2017
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                                               U.S. HIGH      DFA REAL
                                                                                               RELATIVE        ESTATE
                                                             U.S. SMALL CAP  U.S. MICRO CAP  PROFITABILITY   SECURITIES
                                                               PORTFOLIO*      PORTFOLIO*     PORTFOLIO*     PORTFOLIO*
                                                             --------------  --------------  ------------- --------------
ASSETS:
Investments at Value (including $4,869,294, $1,331,061,
 $8,734, $595,127 and $293,334 of securities on loan,
 respectively).............................................. $   16,747,848  $    6,254,989  $    139,892  $    8,181,673
Temporary Cash Investments at Value & Cost..................        198,010          42,497         1,715          67,568
Collateral from Securities on Loan Invested in Affiliate at
 Value (including cost of $3,582,626, $1,087,233,
 $8,013, $416,951 and $273,733).............................      3,582,679       1,087,256         8,012         416,958
Segregated Cash for Futures Contracts.......................          5,018           1,350            --           2,228
Foreign Currencies at Value.................................             --              --            --              --
Cash........................................................             11               3            --              --
Receivables:
  Investment Securities Sold................................         22,709           8,130            --              --
  Dividends, Interest and Tax Reclaims......................          3,947           1,812           123           6,416
  Securities Lending Income.................................          1,807             704             2              87
  Fund Shares Sold..........................................          9,153           2,814           630          31,996
  From Advisor..............................................             --              --             1              --
  Futures Margin Variation..................................            245              66            --             109
Deferred Offering Costs.....................................             --              --            20              --
Prepaid Expenses and Other Assets...........................             77              49            58              69
                                                             --------------  --------------  ------------  --------------
    Total Assets............................................     20,571,504       7,399,670       150,453       8,707,104
                                                             --------------  --------------  ------------  --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..........................      3,582,638       1,087,214         8,013         417,012
  Investment Securities Purchased...........................         40,892             502         1,330           3,275
  Fund Shares Redeemed......................................          9,964           2,030            11           3,847
  Due to Advisor............................................          5,009           2,683            --           1,084
Accrued Expenses and Other Liabilities......................          1,214             511            26             710
                                                             --------------  --------------  ------------  --------------
    Total Liabilities.......................................      3,639,717       1,092,940         9,380         425,928
                                                             --------------  --------------  ------------  --------------
NET ASSETS.................................................. $   16,931,787  $    6,306,730  $    141,073  $    8,281,176
                                                             ==============  ==============  ============  ==============
NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
 $16,931,787; $6,306,730; $141,073; $8,281,176 and
 $4,723,090 and shares outstanding of 464,162,859;
 277,082,473; 12,903,817; 236,686,972 and
 200,810,431, respectively.................................. $        36.48  $        22.76  $      10.93  $        34.99
                                                             ==============  ==============  ============  ==============
NUMBER OF SHARES AUTHORIZED.................................  2,000,000,000   3,000,000,000   500,000,000   1,700,000,000
                                                             ==============  ==============  ============  ==============
Investments at Cost......................................... $   12,272,121  $    3,849,521  $    130,372  $    5,893,150
                                                             ==============  ==============  ============  ==============
Foreign Currencies at Cost.................................. $           --  $           --  $         --  $           --
                                                             ==============  ==============  ============  ==============
NET ASSETS CONSIST OF:
Paid-In Capital............................................. $   11,871,817  $    3,627,183  $    131,775  $    6,003,624
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)...........................         (1,236)           (401)          131          46,634
Accumulated Net Realized Gain (Loss)........................        579,554         273,512          (352)        (59,970)
Net Unrealized Foreign Exchange Gain (Loss).................             --              --            --              --
Net Unrealized Appreciation (Depreciation)..................      4,481,652       2,406,436         9,519       2,290,888
                                                             --------------  --------------  ------------  --------------
NET ASSETS.................................................. $   16,931,787  $    6,306,730  $    141,073  $    8,281,176
                                                             ==============  ==============  ============  ==============

                                                                LARGE CAP
                                                              INTERNATIONAL
                                                               PORTFOLIO*
                                                             --------------
ASSETS:
Investments at Value (including $4,869,294, $1,331,061,
 $8,734, $595,127 and $293,334 of securities on loan,
 respectively).............................................. $    4,637,260
Temporary Cash Investments at Value & Cost..................             --
Collateral from Securities on Loan Invested in Affiliate at
 Value (including cost of $3,582,626, $1,087,233,
 $8,013, $416,951 and $273,733).............................        273,686
Segregated Cash for Futures Contracts.......................          1,656
Foreign Currencies at Value.................................         21,074
Cash........................................................         36,151
Receivables:
  Investment Securities Sold................................         23,178
  Dividends, Interest and Tax Reclaims......................         12,920
  Securities Lending Income.................................            211
  Fund Shares Sold..........................................          1,942
  From Advisor..............................................             --
  Futures Margin Variation..................................             98
Deferred Offering Costs.....................................             --
Prepaid Expenses and Other Assets...........................             34
                                                             --------------
    Total Assets............................................      5,008,210
                                                             --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..........................        273,671
  Investment Securities Purchased...........................          8,324
  Fund Shares Redeemed......................................          1,979
  Due to Advisor............................................            757
Accrued Expenses and Other Liabilities......................            389
                                                             --------------
    Total Liabilities.......................................        285,120
                                                             --------------
NET ASSETS.................................................. $    4,723,090
                                                             ==============
NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
 $16,931,787; $6,306,730; $141,073; $8,281,176 and
 $4,723,090 and shares outstanding of 464,162,859;
 277,082,473; 12,903,817; 236,686,972 and
 200,810,431, respectively.................................. $        23.52
                                                             ==============
NUMBER OF SHARES AUTHORIZED.................................  1,500,000,000
                                                             ==============
Investments at Cost......................................... $    3,795,239
                                                             ==============
Foreign Currencies at Cost.................................. $       21,479
                                                             ==============
NET ASSETS CONSIST OF:
Paid-In Capital............................................. $    3,913,637
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)...........................         12,323
Accumulated Net Realized Gain (Loss)........................        (45,456)
Net Unrealized Foreign Exchange Gain (Loss).................             (2)
Net Unrealized Appreciation (Depreciation)..................        842,588
                                                             --------------
NET ASSETS.................................................. $    4,723,090
                                                             ==============

----------
* See Note K in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2017
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                              INTERNATIONAL
                                                              INTERNATIONAL       SMALL      GLOBAL SMALL JAPANESE SMALL
                                                               CORE EQUITY       COMPANY       COMPANY       COMPANY
                                                               PORTFOLIO*       PORTFOLIO     PORTFOLIO     PORTFOLIO
                                                             --------------  --------------  ------------ --------------
ASSETS:
Investments in Affiliated Investment Companies at
 Value......................................................             --  $   13,349,739  $     15,002 $      648,221
Investments at Value (including $1,768,408, $0, $0, $0
 and $0 of securities on loan, respectively)................ $   25,143,347              --            --             --
Collateral from Securities on Loan Invested in Affiliate at
 Value (including cost of $1,710,819, $0, $0, $0 and
 $0)........................................................      1,710,859              --            --             --
Segregated Cash for Futures Contracts.......................          7,425           3,983            --             --
Foreign Currencies at Value.................................         15,298              --            --             --
Cash........................................................        253,828         144,705            --             --
Receivables:
  Investment Securities Sold................................         47,988              --            --             --
  Dividends, Interest and Tax Reclaims......................         65,953              --            --             --
  Securities Lending Income.................................          2,643              --            --             --
  Fund Shares Sold..........................................         20,214           5,341            14             17
  From Advisor..............................................             --              --             2             --
  Futures Margin Variation..................................            363             195            --             --
Unrealized Gain on Foreign Currency Contracts...............             19              --            --             --
Deferred Offering Costs.....................................             --              --             7             --
Prepaid Expenses and Other Assets...........................            222              31             7              9
                                                             --------------  --------------  ------------ --------------
    Total Assets............................................     27,268,159      13,503,994        15,032        648,247
                                                             --------------  --------------  ------------ --------------
LIABILITIES:
Payables:
  Due to Custodian..........................................             --              --             5             --
  Upon Return of Securities Loaned..........................      1,710,786              --            --             --
  Investment Securities Purchased...........................         67,656              --            --             --
  Fund Shares Redeemed......................................         38,520           8,469            --             32
  Due to Advisor............................................          5,314           4,543            --            215
Unrealized Loss on Foreign Currency Contracts...............              5              --            --             --
Accrued Expenses and Other Liabilities......................          1,910             692             6             22
                                                             --------------  --------------  ------------ --------------
    Total Liabilities.......................................      1,824,191          13,704            11            269
                                                             --------------  --------------  ------------ --------------
NET ASSETS.................................................. $   25,443,968  $   13,490,290  $     15,021 $      647,978
                                                             ==============  ==============  ============ ==============
NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
 $25,443,968; $13,490,290; $15,021; $647,978 and
 $332,153 and shares outstanding of 1,787,844,209;
 626,740,788; 1,302,286; 22,685,406 and 14,006,775,
 respectively............................................... $        14.23  $        21.52  $      11.53 $        28.56
                                                             ==============  ==============  ============ ==============
NUMBER OF SHARES AUTHORIZED.................................  7,000,000,000   3,000,000,000   100,000,000  1,000,000,000
                                                             ==============  ==============  ============ ==============
Investments at Cost......................................... $   20,323,385             N/A        13,706            N/A
                                                             ==============  ==============  ============ ==============
Foreign Currencies at Cost.................................. $       15,371  $           --  $         -- $           --
                                                             ==============  ==============  ============ ==============
NET ASSETS CONSIST OF:
Paid-In Capital............................................. $   20,888,194  $   10,201,607  $     13,491 $      482,980
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)...........................         57,179          19,361           143          1,122
Accumulated Net Realized Gain (Loss)........................       (330,170)        385,659            91         (6,437)
Net Unrealized Foreign Exchange Gain (Loss).................           (120)           (195)           --            (69)
Net Unrealized Appreciation (Depreciation)..................      4,828,885       2,883,858         1,296        170,382
                                                             --------------  --------------  ------------ --------------
NET ASSETS.................................................. $   25,443,968  $   13,490,290  $     15,021 $      647,978
                                                             ==============  ==============  ============ ==============

                                                              ASIA PACIFIC
                                                                 SMALL
                                                                COMPANY
                                                               PORTFOLIO
                                                             --------------
ASSETS:
Investments in Affiliated Investment Companies at
 Value...................................................... $      332,221
Investments at Value (including $1,768,408, $0, $0, $0
 and $0 of securities on loan, respectively)................             --
Collateral from Securities on Loan Invested in Affiliate at
 Value (including cost of $1,710,819, $0, $0, $0 and
 $0)........................................................             --
Segregated Cash for Futures Contracts.......................             --
Foreign Currencies at Value.................................             --
Cash........................................................             --
Receivables:
  Investment Securities Sold................................             --
  Dividends, Interest and Tax Reclaims......................             --
  Securities Lending Income.................................             --
  Fund Shares Sold..........................................             61
  From Advisor..............................................             --
  Futures Margin Variation..................................             --
Unrealized Gain on Foreign Currency Contracts...............             --
Deferred Offering Costs.....................................             --
Prepaid Expenses and Other Assets...........................              8
                                                             --------------
    Total Assets............................................        332,290
                                                             --------------
LIABILITIES:
Payables:
  Due to Custodian..........................................             --
  Upon Return of Securities Loaned..........................             --
  Investment Securities Purchased...........................             --
  Fund Shares Redeemed......................................             13
  Due to Advisor............................................            107
Unrealized Loss on Foreign Currency Contracts...............             --
Accrued Expenses and Other Liabilities......................             17
                                                             --------------
    Total Liabilities.......................................            137
                                                             --------------
NET ASSETS.................................................. $      332,153
                                                             ==============
NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
 $25,443,968; $13,490,290; $15,021; $647,978 and
 $332,153 and shares outstanding of 1,787,844,209;
 626,740,788; 1,302,286; 22,685,406 and 14,006,775,
 respectively............................................... $        23.71
                                                             ==============
NUMBER OF SHARES AUTHORIZED.................................  1,000,000,000
                                                             ==============
Investments at Cost.........................................            N/A
                                                             ==============
Foreign Currencies at Cost.................................. $           --
                                                             ==============
NET ASSETS CONSIST OF:
Paid-In Capital............................................. $      321,610
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)...........................          1,817
Accumulated Net Realized Gain (Loss)........................         (4,995)
Net Unrealized Foreign Exchange Gain (Loss).................             (1)
Net Unrealized Appreciation (Depreciation)..................         13,722
                                                             --------------
NET ASSETS.................................................. $      332,153
                                                             ==============

----------
* See Note K in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2017
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                                                 DFA
                                                                UNITED       CONTINENTAL    INTERNATIONAL    DFA GLOBAL
                                                             KINGDOM SMALL      SMALL        REAL ESTATE     REAL ESTATE
                                                                COMPANY        COMPANY       SECURITIES      SECURITIES
                                                               PORTFOLIO      PORTFOLIO      PORTFOLIO*       PORTFOLIO
                                                             -------------- -------------- --------------  --------------
ASSETS:
Investments in Affiliated Investment Companies at
 Value...................................................... $       45,202 $      592,216             --  $    3,951,863
Investments at Value (including $0, $0, $178,984,
 $104,674 and $893,620 of securities on loan,
 respectively)..............................................             --             -- $    5,418,167       2,793,668
Collateral from Securities on Loan Invested in Affiliate at
 Value (including cost of $0, $0, $185,605, $107,849
 and $909,975)..............................................             --             --        185,600         107,840
Segregated Cash for Futures Contracts.......................             --             --          1,350              --
Foreign Currencies at Value.................................             --             --          4,224              --
Cash........................................................             --             --         49,511          15,509
Receivables:................................................
  Investment Securities/Affiliated Investment Company
   Sold.....................................................             --             --             --              --
  Dividends, Interest and Tax Reclaims......................             --             --         18,692           2,080
  Securities Lending Income.................................             --             --            227              23
  Fund Shares Sold..........................................             --            447         13,571           4,789
  Futures Margin Variation..................................             --             --             66              --
Unrealized Gain on Foreign Currency Contracts...............             --             --             --              --
Prepaid Expenses and Other Assets...........................              8             41             64              79
                                                             -------------- -------------- --------------  --------------
    Total Assets............................................         45,210        592,704      5,691,472       6,875,851
                                                             -------------- -------------- --------------  --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..........................             --             --        185,579         107,832
  Investment Securities/Affiliated Investment Company
   Purchased................................................             --             --          5,509          10,501
  Fund Shares Redeemed......................................             12            121            986           2,961
  Due to Advisor............................................             16            199          1,159             247
Unrealized Loss on Foreign Currency Contracts...............             --             --             --              --
Accrued Expenses and Other Liabilities......................              5             37            486             528
                                                             -------------- -------------- --------------  --------------
    Total Liabilities.......................................             33            357        193,719         122,069
                                                             -------------- -------------- --------------  --------------
NET ASSETS.................................................. $       45,177 $      592,347 $    5,497,753  $    6,753,782
                                                             ============== ============== ==============  ==============
NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
 $45,177; $592,347; $5,497,753; $6,753,782 and
 $16,162,471 and shares outstanding of 1,382,937;
 20,976,865; 1,084,513,824; 619,561,294 and
 687,391,680, respectively.................................. $        32.67 $        28.24 $         5.07  $        10.90
                                                             ============== ============== ==============  ==============
NUMBER OF SHARES AUTHORIZED.................................  1,000,000,000  1,000,000,000  4,000,000,000   3,000,000,000
                                                             ============== ============== ==============  ==============
Investments in Affiliated Investment Companies at
 Cost.......................................................             NA             NA $           --  $    3,318,854
                                                             ============== ============== ==============  ==============
Investments at Cost.........................................            N/A            N/A $    5,225,907  $    2,691,335
                                                             ============== ============== ==============  ==============
Foreign Currencies at Cost.................................. $           -- $           -- $        4,190             N/A
                                                             ============== ============== ==============  ==============
NET ASSETS CONSIST OF:
Paid-In Capital............................................. $       33,754 $      455,352 $    5,809,593  $    5,963,298
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)...........................             33            238       (280,250)         59,540
Accumulated Net Realized Gain (Loss)........................          1,435          4,065       (224,226)         (4,389)
Net Unrealized Foreign Exchange Gain (Loss).................              6            137           (110)             --
Net Unrealized Appreciation (Depreciation)..................          9,949        132,555        192,746         735,333
                                                             -------------- -------------- --------------  --------------
NET ASSETS.................................................. $       45,177 $      592,347 $    5,497,753  $    6,753,782
                                                             ============== ============== ==============  ==============

                                                                   DFA
                                                              INTERNATIONAL
                                                                SMALL CAP
                                                             VALUE PORTFOLIO*
                                                             ----------------
ASSETS:
Investments in Affiliated Investment Companies at
 Value......................................................              --
Investments at Value (including $0, $0, $178,984,
 $104,674 and $893,620 of securities on loan,
 respectively)..............................................  $   15,921,334
Collateral from Securities on Loan Invested in Affiliate at
 Value (including cost of $0, $0, $185,605, $107,849
 and $909,975)..............................................         910,021
Segregated Cash for Futures Contracts.......................           4,901
Foreign Currencies at Value.................................          85,516
Cash........................................................          84,212
Receivables:................................................
  Investment Securities/Affiliated Investment Company
   Sold.....................................................          21,019
  Dividends, Interest and Tax Reclaims......................          45,301
  Securities Lending Income.................................           1,894
  Fund Shares Sold..........................................          26,337
  Futures Margin Variation..................................             240
Unrealized Gain on Foreign Currency Contracts...............               9
Prepaid Expenses and Other Assets...........................              86
                                                              --------------
    Total Assets............................................      17,100,870
                                                              --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..........................         909,933
  Investment Securities/Affiliated Investment Company
   Purchased................................................          12,964
  Fund Shares Redeemed......................................           5,436
  Due to Advisor............................................           8,848
Unrealized Loss on Foreign Currency Contracts...............               2
Accrued Expenses and Other Liabilities......................           1,216
                                                              --------------
    Total Liabilities.......................................         938,399
                                                              --------------
NET ASSETS..................................................  $   16,162,471
                                                              ==============
NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
 $45,177; $592,347; $5,497,753; $6,753,782 and
 $16,162,471 and shares outstanding of 1,382,937;
 20,976,865; 1,084,513,824; 619,561,294 and
 687,391,680, respectively..................................  $        23.51
                                                              ==============
NUMBER OF SHARES AUTHORIZED.................................   4,600,000,000
                                                              ==============
Investments in Affiliated Investment Companies at
 Cost.......................................................  $           --
                                                              ==============
Investments at Cost.........................................  $   12,248,003
                                                              ==============
Foreign Currencies at Cost..................................  $       87,004
                                                              ==============
NET ASSETS CONSIST OF:
Paid-In Capital.............................................  $   11,951,834
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)...........................          41,552
Accumulated Net Realized Gain (Loss)........................         491,293
Net Unrealized Foreign Exchange Gain (Loss).................             (74)
Net Unrealized Appreciation (Depreciation)..................       3,677,866
                                                              --------------
NET ASSETS..................................................  $   16,162,471
                                                              ==============

----------
* See Note K in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2017
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                             INTERNATIONAL
                                                              INTERNATIONAL  HIGH RELATIVE                 WORLD EX U.S.
                                                              VECTOR EQUITY  PROFITABILITY  WORLD EX U.S.  TARGETED VALUE
                                                               PORTFOLIO*      PORTFOLIO   VALUE PORTFOLIO   PORTFOLIO*
                                                             --------------  ------------- --------------- --------------
ASSETS:
Investments in Affiliated Investment Companies at Value.....             --            --  $      246,556              --
Investments at Value (including $171,197, $1,870, $0 and
 $10,001 of securities on loan, respectively)............... $    2,506,154  $     67,289              --  $      462,974
Collateral from Securities on Loan Invested in Affiliate at
 Value (including cost of $169,217, $1,943, $0 and
 $7,173)....................................................        169,224         1,943              --           7,173
Foreign Currencies at Value.................................          3,754            31              --           1,334
Cash........................................................         24,751           890              59           1,601
Receivables:
  Investment Securities Sold................................            667            --              --             331
  Dividends, Interest and Tax Reclaims......................          6,521           137              --             977
  Securities Lending Income.................................            334            --              --              35
  Fund Shares Sold..........................................          1,626           245               4           1,480
  From Advisor..............................................             --             5              --              --
Unrealized Gain on Foreign Currency Contracts...............             --            --              --               1
Deferred Offering Costs.....................................             --            19              --              --
Prepaid Expenses and Other Assets...........................             39            35              14              24
                                                             --------------  ------------  --------------  --------------
     Total Assets...........................................      2,713,070        70,594         246,633         475,930
                                                             --------------  ------------  --------------  --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..........................        169,213         1,943              --           7,173
  Investment Securities Purchased...........................         11,125           818              --           1,873
  Fund Shares Redeemed......................................          1,710             3               6             101
  Due to Advisor............................................            949            --              66             227
Unrealized Loss on Foreign Currency Contracts...............             --            --              --               1
Accrued Expenses and Other Liabilities......................            221            37              10              51
                                                             --------------  ------------  --------------  --------------
     Total Liabilities......................................        183,218         2,801              82           9,426
                                                             --------------  ------------  --------------  --------------
NET ASSETS.................................................. $    2,529,852  $     67,793  $      246,551  $      466,504
                                                             ==============  ============  ==============  ==============
NET ASSET VALUE, OFFERING AND REDEMPTION
 PRICE PER SHARE:
Institutional Class Shares -- based on net assets of
 $2,529,852; $67,793; $246,551 and $466,504 and shares
 outstanding of 189,731,403; 6,349,132; 19,402,233 and
 30,982,628, respectively................................... $        13.33  $      10.68  $        12.71  $        15.06
                                                             ==============  ============  ==============  ==============
NUMBER OF SHARES AUTHORIZED.................................  1,500,000,000   500,000,000   1,000,000,000   1,000,000,000
                                                             ==============  ============  ==============  ==============
Investments in Affiliated Investment Companies at Cost...... $           --  $         --  $      205,212  $           --
                                                             ==============  ============  ==============  ==============
Investments at Cost......................................... $    1,954,029  $     63,569             N/A  $      383,699
                                                             ==============  ============  ==============  ==============
Foreign Currencies at Cost.................................. $        3,782  $         31  $           --  $        1,338
                                                             ==============  ============  ==============  ==============
NET ASSETS CONSIST OF:
Paid-In Capital............................................. $    1,964,734  $     64,165  $      204,014  $      377,807
Undistributed Net Investment Income (Distributions in
 Excess of Net Investment Income)...........................          4,130           146           2,027           1,206
Accumulated Net Realized Gain (Loss)........................          8,900          (237)           (799)          8,223
Net Unrealized Foreign Exchange Gain (Loss).................            (16)           (1)            (35)             (3)
Net Unrealized Appreciation (Depreciation)..................        552,104         3,720          41,344          79,271
                                                             --------------  ------------  --------------  --------------
NET ASSETS.................................................. $    2,529,852  $     67,793  $      246,551  $      466,504
                                                             ==============  ============  ==============  ==============

----------
* See Note K in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2017
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                                                    SELECTIVELY
                                                                    WORLD EX U.S.    WORLD CORE    HEDGED GLOBAL     EMERGING
                                                                     CORE EQUITY       EQUITY         EQUITY          MARKETS
                                                                     PORTFOLIO*      PORTFOLIO       PORTFOLIO       PORTFOLIO
                                                                   --------------  --------------  -------------- --------------
ASSETS:
Investments in Affiliated Investment Companies at Value...........             --  $      546,343  $      377,677 $    6,639,920
Investments at Value (including $174,146, $0, $0 and $0 of
 securities on loan, respectively)................................ $    2,796,345              --              --             --
Temporary Cash Investments at Value & Cost........................             --             297              --             --
Collateral from Securities on Loan Invested in Affiliate at Value
 (including cost of $158,021, $0, $0 and $0)......................        158,025              --              --             --
Segregated Cash for Futures Contracts.............................             --              --             837             --
Foreign Currencies at Value.......................................          1,996              --              --             --
Cash..............................................................          8,847              --          22,379             --
Receivables:
  Investment Securities/Affiliated Investment Companies Sold......            443              --              --             --
  Dividends, Interest and Tax Reclaims............................          5,655               1              --             --
  Securities Lending Income.......................................            338              --              --             --
  Fund Shares Sold................................................          1,707             330              98          1,947
  Futures Margin Variation........................................             --              --              41             --
Unrealized Gain on Forward Currency Contracts.....................             --              --           1,662             --
Prepaid Expenses and Other Assets.................................             38              21              26             32
                                                                   --------------  --------------  -------------- --------------
    Total Assets..................................................      2,973,394         546,992         402,720      6,641,899
                                                                   --------------  --------------  -------------- --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned................................        158,024              --              --             --
  Investment Securities/Affiliated Investment Companies
   Purchased......................................................          7,940              --              --             --
  Fund Shares Redeemed............................................          1,133              59             246          6,892
  Due to Advisor..................................................            623              19              14          1,775
Unrealized Loss on Forward Currency Contracts.....................             --              --             238             --
Accrued Expenses and Other Liabilities............................            307              23              18            318
                                                                   --------------  --------------  -------------- --------------
    Total Liabilities.............................................        168,027             101             516          8,985
                                                                   --------------  --------------  -------------- --------------
NET ASSETS........................................................ $    2,805,367  $      546,891  $      402,204 $    6,632,914
                                                                   ==============  ==============  ============== ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
 PER SHARE:
Institutional Class Shares -- based on net assets of $2,805,367;
 $546,891; $402,204 and $6,632,914 and shares outstanding of
 230,821,829; 34,052,333; 24,344,421 and 224,470,243,
 respectively..................................................... $        12.15  $        16.06  $        16.52 $        29.55
                                                                   ==============  ==============  ============== ==============
NUMBER OF SHARES AUTHORIZED.......................................  1,500,000,000   1,000,000,000   1,000,000,000  1,500,000,000
                                                                   ==============  ==============  ============== ==============
Investments in Affiliated Investment Companies at Cost............ $           --  $      453,524  $      299,834             NA
                                                                   ==============  ==============  ============== ==============
Investments at Cost............................................... $    2,360,956  $           --             N/A            N/A
                                                                   ==============  ==============  ============== ==============
Foreign Currencies at Cost........................................ $        2,007  $           --             N/A             --
                                                                   ==============  ==============  ============== ==============
NET ASSETS CONSIST OF:
Paid-In Capital................................................... $    2,371,089  $      457,490  $      318,081 $    4,679,111
Undistributed Net Investment Income (Distributions in Excess of
 Net Investment Income)...........................................          4,361              (4)          2,600         (2,493)
Accumulated Net Realized Gain (Loss)..............................         (5,454)         (3,414)          1,245       (223,809)
Net Unrealized Foreign Exchange Gain (Loss).......................            (11)             --           1,424            (11)
Net Unrealized Appreciation (Depreciation)........................        435,382          92,819          78,854      2,180,116
                                                                   --------------  --------------  -------------- --------------
NET ASSETS........................................................ $    2,805,367  $      546,891  $      402,204 $    6,632,914
                                                                   ==============  ==============  ============== ==============

----------
* See Note K in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2017
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                                                                 EMERGING
                                                                                 EMERGING        EMERGING      MARKETS CORE
                                                                               MARKETS SMALL   MARKETS VALUE      EQUITY
                                                                               CAP PORTFOLIO     PORTFOLIO      PORTFOLIO*
                                                                              --------------  --------------  --------------
ASSETS:
Investments in Affiliated Investment Companies at Value...................... $    7,251,641  $   19,424,024              --
Investments at Value (including $0, $0 and $1,915,236 of securities on
 loan, respectively).........................................................             --              --  $   26,813,670
Collateral from Securities on Loan Invested in Affiliate at Value (including
 cost of $0, $0 and $1,102,479)..............................................             --              --       1,102,540
Segregated Cash for Futures Contracts........................................             --              --           8,205
Foreign Currencies at Value..................................................             --              --         162,424
Cash.........................................................................             --              --         110,184
Receivables:
  Investment Securities Sold.................................................             --              --          12,265
  Dividends, Interest and Tax Reclaims.......................................             --              --          18,846
  Securities Lending Income..................................................             --              --           5,857
  Fund Shares Sold...........................................................          3,050           5,533          15,748
  Futures Margin Variation...................................................             --              --             650
Prepaid Expenses and Other Assets............................................             22              56             202
                                                                              --------------  --------------  --------------
     Total Assets............................................................      7,254,713      19,429,613      28,250,591
                                                                              --------------  --------------  --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned...........................................             --              --       1,102,477
  Investment Securities Purchased............................................             --              --          22,607
  Fund Shares Redeemed.......................................................          1,924           7,800          27,236
  Due to Advisor.............................................................          2,742           6,554          10,013
Unrealized Loss on Foreign Currency Contracts................................             --              --               6
Accrued Expenses and Other Liabilities.......................................            330             831           2,530
                                                                              --------------  --------------  --------------
     Total Liabilities.......................................................          4,996          15,185       1,164,869
                                                                              --------------  --------------  --------------
NET ASSETS................................................................... $    7,249,717  $   19,414,428  $   27,085,722
                                                                              ==============  ==============  ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
 SHARE:
Class R2 Shares -- based on net assets of $0; $31,198 and $0 and
 shares outstanding of 0; 1,035,424 and 0, respectively......................            N/A  $        30.13             N/A
                                                                              ==============  ==============  ==============
NUMBER OF SHARES AUTHORIZED..................................................            N/A     200,000,000             N/A
                                                                              ==============  ==============  ==============
Institutional Class Shares -- based on net assets of $7,249,717;
 $19,383,230 and $27,085,722 and shares outstanding of 308,622,963;
 639,311,796 and 1,210,395,942, respectively................................. $        23.49  $        30.32  $        22.38
                                                                              ==============  ==============  ==============
NUMBER OF SHARES AUTHORIZED..................................................  1,500,000,000   3,000,000,000   5,000,000,000
                                                                              ==============  ==============  ==============
Investments at Cost..........................................................            N/A             N/A  $   21,396,257
                                                                              ==============  ==============  ==============
Foreign Currencies at Cost................................................... $           --  $           --  $      162,313
                                                                              ==============  ==============  ==============
NET ASSETS CONSIST OF:
Paid-In Capital.............................................................. $    5,962,119  $   18,082,872  $   22,493,980
Undistributed Net Investment Income (Distributions in Excess of Net
 Investment Income)..........................................................          6,969           6,372           6,324
Accumulated Net Realized Gain (Loss).........................................        159,078      (1,334,675)       (837,989)
Net Unrealized Foreign Exchange Gain (Loss)..................................            (80)            159            (109)
Net Unrealized Appreciation (Depreciation)...................................      1,121,631       2,659,700       5,423,516
                                                                              --------------  --------------  --------------
NET ASSETS................................................................... $    7,249,717  $   19,414,428  $   27,085,722
                                                                              ==============  ==============  ==============

----------
* See Note K in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2017
                            (AMOUNTS IN THOUSANDS)

                                                                     ENHANCED
                                                                    U.S. LARGE U.S. LARGE U.S. LARGE  U.S. TARGETED
                                                                     COMPANY   CAP EQUITY  CAP VALUE      VALUE
                                                                    PORTFOLIO# PORTFOLIO# PORTFOLIO*#  PORTFOLIO#
                                                                    ---------- ---------- ----------- -------------
INVESTMENT INCOME
  Net Investment Income Allocated from Affiliated Investment Company:
    Dividends......................................................       --          --  $  481,535           --
    Income from Securities Lending.................................       --          --       2,347           --
    Expenses Allocated from Affiliated Investment Company..........       --          --     (23,214)          --
                                                                     -------    --------  ----------   ----------
     Total Net Investment Income Received from Affiliated
      Investment Company...........................................       --          --     460,668           --
                                                                     -------    --------  ----------   ----------
FUND INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of $0, $2, $0 and $95,
   respectively)...................................................       --    $ 19,789          --   $  138,809
  Interest.........................................................  $ 4,154          --          --           --
  Income from Securities Lending...................................        8         167          --        6,568
                                                                     -------    --------  ----------   ----------
     Total Investment Income.......................................    4,162      19,956          --      145,377
                                                                     -------    --------  ----------   ----------
FUND EXPENSES
  Investment Management Fees.......................................      540       1,560      52,619       33,824
  Accounting & Transfer Agent Fees.................................       24          75         605          576
  S&P 500(R) Fees..................................................        8          --          --           --
  Custodian Fees...................................................        9          18          --          136
  Shareholder Servicing Fees
    Class R1 Shares................................................       --          --          --           50
    Class R2 Shares................................................       --          --          --          423
  Filing Fees......................................................       39          71         589          312
  Shareholders' Reports............................................       13          22         499          339
  Directors'/Trustees' Fees & Expenses.............................        3          10         204           96
  Professional Fees................................................        9          17          61          153
  Other............................................................        7          41         103          271
                                                                     -------    --------  ----------   ----------
     Total Expenses................................................      652       1,814      54,680       36,180
                                                                     -------    --------  ----------   ----------
  Fees (Waived), (Expenses Reimbursed), and/or Previously Waived
   Fees Recovered by Advisor (Note C)..............................     (158)         --     (21,047)          --
  Fees Paid Indirectly (Note C)....................................       (8)         --          --           --
                                                                     -------    --------  ----------   ----------
  Net Expenses.....................................................      486       1,814      33,633       36,180
                                                                     -------    --------  ----------   ----------
  NET INVESTMENT INCOME (LOSS).....................................    3,676      18,142     427,035      109,197
                                                                     -------    --------  ----------   ----------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net Realized Gain (Loss) on:
    Investment Securities Sold**...................................     (319)        273   1,154,160      454,563
    Affiliated Investment Companies Shares Sold....................        1          --          --           (1)
    Futures........................................................   39,159           9      18,720       17,659
    Foreign Currency Transactions..................................      (11)         --          --            6
    Forward Currency Contracts.....................................     (132)         --          --           --
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency.....................   (1,062)    200,016   2,764,575    1,335,548
    Affiliated Investment Companies Shares.........................       (1)         (7)         --         (188)
    Futures........................................................   14,290          --      10,896        2,939
    Translation of Foreign Currency Denominated Amounts............       (9)         --          --           --
    Forward Currency Contracts.....................................      896          --          --           --
                                                                     -------    --------  ----------   ----------
  NET REALIZED AND UNREALIZED GAIN (LOSS)..........................   52,812     200,291   3,948,351    1,810,526
                                                                     -------    --------  ----------   ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....  $56,488    $218,433  $4,375,386   $1,919,723
                                                                     =======    ========  ==========   ==========

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).
**Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively. # Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2017
                            (AMOUNTS IN THOUSANDS)

                                                                       U.S. SMALL  U.S. CORE   U.S. CORE   U.S. VECTOR
                                                                       CAP VALUE    EQUITY 1    EQUITY 2     EQUITY
                                                                       PORTFOLIO#  PORTFOLIO#  PORTFOLIO#  PORTFOLIO#
                                                                       ----------  ----------  ----------  -----------
INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of $93, $62, $77 and $25,
   respectively)...................................................... $  184,403  $  324,524  $  353,430   $ 71,050
  Income from Securities Lending......................................      7,975       8,662      10,540      2,676
                                                                       ----------  ----------  ----------   --------
     Total Investment Income..........................................    192,378     333,186     363,970     73,726
                                                                       ----------  ----------  ----------   --------
EXPENSES
  Investment Management Fees..........................................     71,538      30,987      40,192     13,194
  Accounting & Transfer Agent Fees....................................        945       1,062       1,208        290
  Custodian Fees......................................................        201         210         226         58
  Filing Fees.........................................................        236         601         518         98
  Shareholders' Reports...............................................        452         305         359        122
  Directors'/Trustees' Fees & Expenses................................        145         175         195         44
  Professional Fees...................................................        231         287         320         72
  Other...............................................................        397         492         543        127
                                                                       ----------  ----------  ----------   --------
     Total Expenses...................................................     74,145      34,119      43,561     14,005
                                                                       ----------  ----------  ----------   --------
  NET INVESTMENT INCOME (LOSS)........................................    118,233     299,067     320,409     59,721
                                                                       ----------  ----------  ----------   --------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net Realized Gain (Loss) on:
    Investment Securities Sold**......................................    690,721      96,159     192,862    167,995
    Affiliated Investment Companies Shares Sold.......................         22         (35)         31          5
    Futures...........................................................     26,310      15,613      19,381      5,443
    Foreign Currency Transactions.....................................         --           3           5          2
    In-Kind Redemptions...............................................     79,386          --          --         --
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities.............................................  2,156,333   3,505,095   3,702,303    706,848
    Affiliated Investment Companies Shares............................       (216)       (188)       (261)       (57)
    Futures...........................................................      9,284      10,034      11,212        835
                                                                       ----------  ----------  ----------   --------
  NET REALIZED AND UNREALIZED GAIN (LOSS).............................  2,961,840   3,626,681   3,925,533    881,071
                                                                       ----------  ----------  ----------   --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS........................................................... $3,080,073  $3,925,748  $4,245,942   $940,792
                                                                       ==========  ==========  ==========   ========

----------
**Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively. # Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2017
                            (AMOUNTS IN THOUSANDS)

                                                                                    U.S. HIGH     DFA REAL
                                                                                     RELATIVE      ESTATE     LARGE CAP
                                                      U.S. SMALL     U.S. MICRO   PROFITABILITY  SECURITIES INTERNATIONAL
                                                    CAP PORTFOLIO# CAP PORTFOLIO# PORTFOLIO (A)# PORTFOLIO#  PORTFOLIO#
                                                    -------------- -------------- -------------- ---------- -------------
FUND INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of
   $106, $8, $0, $0 and $10,539, respectively).....   $  201,034     $   68,743       $  784      $203,474    $108,561
  Non Cash Income..................................           --             --           --            --      10,244
  Income from Securities Lending...................       15,969          5,227            6         1,147       2,829
                                                      ----------     ----------       ------      --------    --------
     Total Investment Income.......................      217,003         73,970          790       204,621     121,634
                                                      ----------     ----------       ------      --------    --------
FUND EXPENSES
  Investment Management Fees.......................       54,054         29,147           95        13,345       8,838
  Accounting & Transfer Agent Fees.................          965            432            4           494         330
  Custodian Fees...................................          216             87            6            84         421
  Filing Fees......................................          323             93           44           242         116
  Shareholders' Reports............................          386            150            5           291         156
  Directors'/Trustees' Fees & Expenses.............          152             58           --            77          39
  Professional Fees................................          243             93            2           127         104
  Organizational & Offering Costs..................           --             --           17            --          --
  Other............................................          432            164            1           208         145
                                                      ----------     ----------       ------      --------    --------
     Total Expenses................................       56,771         30,224          174        14,868      10,149
                                                      ----------     ----------       ------      --------    --------
  Fees (Waived), (Expenses Reimbursed), and/or
   Previously Waived Fees Recovered by Advisor
   (Note C)........................................           --             --          (56)         (737)        (40)
  Fees Paid Indirectly (Note C)....................           --             --           --            --        (402)
                                                      ----------     ----------       ------      --------    --------
  Net Expenses.....................................       56,771         30,224          118        14,131       9,707
                                                      ----------     ----------       ------      --------    --------
  NET INVESTMENT INCOME (LOSS).....................      160,232         43,746          672       190,490     111,927
                                                      ----------     ----------       ------      --------    --------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net Realized Gain (Loss) on:
    Investment Securities Sold**...................      610,335        283,405           43        47,672     157,652
    Affiliated Investment Companies Shares
     Sold..........................................         (107)            12           (1)          (67)         51
    Futures........................................       18,310          9,052         (394)        8,131       4,534
    Foreign Currency Transactions..................           15             --           --            --        (583)
    In-Kind Redemptions............................      125,200             --           --            --          --
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency......................................    2,387,599      1,119,931        9,520       183,941     608,562
    Affiliated Investment Companies Shares.........         (345)          (105)          (1)          (61)        (72)
    Futures........................................       10,124          2,595           --         3,862       1,881
    Translation of Foreign Currency Denominated
     Amounts.......................................           --             --           --            --         330
                                                      ----------     ----------       ------      --------    --------
  NET REALIZED AND UNREALIZED GAIN (LOSS)..........    3,151,131      1,414,890        9,167       243,478     772,355
                                                      ----------     ----------       ------      --------    --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS...................................   $3,311,363     $1,458,636       $9,839      $433,968    $884,282
                                                      ==========     ==========       ======      ========    ========

----------
**Net of foreign capital gain taxes withheld of $0, $0, $0, $0 and $0, respectively.
(a)The Portfolio commenced operations on May 16, 2017.
# Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2017
                            (AMOUNTS IN THOUSANDS)

                                                                             INTERNATIONAL                  JAPANESE
                                                               INTERNATIONAL     SMALL      GLOBAL SMALL      SMALL
                                                                CORE EQUITY     COMPANY        COMPANY       COMPANY
                                                                PORTFOLIO#    PORTFOLIO*#  PORTFOLIO (A)*# PORTFOLIO*#
                                                               ------------- ------------- --------------- -----------
INVESTMENT INCOME
 Net Investment Income Allocated from Affiliated Investment Companies:
   Dividends (Net of Foreign Taxes Withheld of $0, $24,970,
    $10, $1,089 and $181, respectively).......................          --    $  285,269       $  103       $  9,917
   Interest...................................................          --             1           --             --
   Income from Securities Lending.............................          --        31,475           15          1,454
   Expenses Allocated from Affiliated Investment Companies....          --       (14,457)          (6)          (703)
 Income Distributions Received from Affiliated Investment
   Companies..................................................          --           767           41             --
                                                                ----------    ----------       ------       --------
    Total Net Investment Income Received from Affiliated
     Investment Companies.....................................          --       303,055          153         10,668
                                                                ----------    ----------       ------       --------
FUND INVESTMENT INCOME
 Dividends (Net of Foreign Taxes Withheld of $51,006, $0,
   $0, $0 and $0, respectively)...............................  $  544,575            --           --             --
 Non Cash Income..............................................      39,268            --           --             --
 Income from Securities Lending...............................      29,274            --           --             --
                                                                ----------    ----------       ------       --------
    Total Investment Income...................................     613,117            --           --             --
                                                                ----------    ----------       ------       --------
FUND EXPENSES
 Investment Management Fees...................................      61,399        47,621           37          2,792
 Accounting & Transfer Agent Fees.............................       1,339           210            3              7
 Custodian Fees...............................................       2,417             5            3             --
 Filing Fees..................................................         831           258            6             22
 Shareholders' Reports........................................         489           473            1              8
 Directors'/Trustees' Fees & Expenses.........................         196           114           --              5
 Professional Fees............................................         440            81            1              2
 Organizational & Offering Costs..............................          --            --           25             --
 Other........................................................         710            82           --              2
                                                                ----------    ----------       ------       --------
    Total Expenses............................................      67,821        48,844           76          2,838
                                                                ----------    ----------       ------       --------
 Fees (Waived), (Expenses Reimbursed), and/or Previously
   Waived Fees Recovered by Advisor (Note C)..................      (2,592)           --          (57)          (558)
 Fees Paid Indirectly (Note C)................................      (2,290)           --           --             --
                                                                ----------    ----------       ------       --------
 Net Expenses.................................................      62,939        48,844           19          2,280
                                                                ----------    ----------       ------       --------
 NET INVESTMENT INCOME (LOSS).................................     550,178       254,211          134          8,388
                                                                ----------    ----------       ------       --------
REALIZED AND UNREALIZED GAIN (LOSS)
 Net Realized Gain (Loss) on:
   Investment Securities Sold**...............................     (29,889)      422,014          105         28,171
   Affiliated Investment Companies Shares Sold................          10            --           (6)            --
   Futures....................................................      22,487        11,549            1             --
   Foreign Currency Transactions..............................      (2,708)       (1,764)          --           (465)
 Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency.................   4,344,669     2,134,951           (3)        99,585
   Affiliated Investment Companies Shares.....................        (168)           --        1,299             --
   Futures....................................................      11,863         5,699           --              1
   Translation of Foreign Currency Denominated Amounts........       1,409           864           --             87
                                                                ----------    ----------       ------       --------
 NET REALIZED AND UNREALIZED GAIN (LOSS)......................   4,347,673     2,573,313        1,396        127,379
                                                                ----------    ----------       ------       --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS...................................................  $4,897,851    $2,827,524       $1,530       $135,767
                                                                ==========    ==========       ======       ========

                                                               ASIA PACIFIC
                                                                  SMALL
                                                                 COMPANY
                                                               PORTFOLIO*#
                                                               ------------
INVESTMENT INCOME
 Net Investment Income Allocated from Affiliated Investment Companies:
   Dividends (Net of Foreign Taxes Withheld of $0, $24,970,
    $10, $1,089 and $181, respectively).......................   $10,120
   Interest...................................................        --
   Income from Securities Lending.............................       911
   Expenses Allocated from Affiliated Investment Companies....      (358)
 Income Distributions Received from Affiliated Investment
   Companies..................................................        --
                                                                 -------
    Total Net Investment Income Received from Affiliated
     Investment Companies.....................................    10,673
                                                                 -------
FUND INVESTMENT INCOME
 Dividends (Net of Foreign Taxes Withheld of $51,006, $0,
   $0, $0 and $0, respectively)...............................        --
 Non Cash Income..............................................        --
 Income from Securities Lending...............................        --
                                                                 -------
    Total Investment Income...................................        --
                                                                 -------
FUND EXPENSES
 Investment Management Fees...................................     1,397
 Accounting & Transfer Agent Fees.............................         5
 Custodian Fees...............................................        --
 Filing Fees..................................................        23
 Shareholders' Reports........................................         6
 Directors'/Trustees' Fees & Expenses.........................         3
 Professional Fees............................................         1
 Organizational & Offering Costs..............................        --
 Other........................................................         1
                                                                 -------
    Total Expenses............................................     1,436
                                                                 -------
 Fees (Waived), (Expenses Reimbursed), and/or Previously
   Waived Fees Recovered by Advisor (Note C)..................      (279)
 Fees Paid Indirectly (Note C)................................        --
                                                                 -------
 Net Expenses.................................................     1,157
                                                                 -------
 NET INVESTMENT INCOME (LOSS).................................     9,516
                                                                 -------
REALIZED AND UNREALIZED GAIN (LOSS)
 Net Realized Gain (Loss) on:
   Investment Securities Sold**...............................     9,656
   Affiliated Investment Companies Shares Sold................        --
   Futures....................................................        --
   Foreign Currency Transactions..............................      (119)
 Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency.................    22,259
   Affiliated Investment Companies Shares.....................        --
   Futures....................................................        --
   Translation of Foreign Currency Denominated Amounts........        (1)
                                                                 -------
 NET REALIZED AND UNREALIZED GAIN (LOSS)......................    31,795
                                                                 -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS...................................................   $41,311
                                                                 =======

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Funds (Affiliated Investment Companies).
**Net of foreign capital gain taxes withheld of $0, $0, $0, $0 and $0, respectively.
(a)The Portfolio commenced operations on January 18, 2017.
# Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2017
                            (AMOUNTS IN THOUSANDS)

                                                                       UNITED                     DFA
                                                                       KINGDOM   CONTINENTAL INTERNATIONAL DFA GLOBAL
                                                                        SMALL       SMALL     REAL ESTATE  REAL ESTATE
                                                                       COMPANY     COMPANY    SECURITIES   SECURITIES
                                                                     PORTFOLIO*# PORTFOLIO*#  PORTFOLIO#   PORTFOLIO#
                                                                     ----------- ----------- ------------- -----------
INVESTMENT INCOME
  Net Investment Income Allocated from Affiliated Investment
   Company:
   Dividends (Net of Foreign Taxes Withheld of $2, $1,332, $0, $0
    and $0, respectively)...........................................   $ 1,435    $  8,719           --     $
   Income from Securities Lending...................................        27       1,203           --           --
   Expenses Allocated from Affiliated Investment Company............       (47)       (531)          --           --
  Income Distributions Received from Affiliated Investment
   Companies........................................................        --          --           --      192,470
                                                                       -------    --------     --------     --------
    Total Net Investment Income Received from Affiliated
     Investment Company.............................................     1,415       9,391           --      192,470
                                                                       -------    --------     --------     --------
FUND INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of $0, $0, $24,204, $0
   and $30,452, respectively).......................................        --          --     $197,049       41,072
  Non Cash Income...................................................        --          --       11,450           --
  Income from Securities Lending....................................        --          --        2,758          315
                                                                       -------    --------     --------     --------
    Total Fund Investment Income....................................        --          --      211,257       41,387
                                                                       -------    --------     --------     --------
FUND EXPENSES
  Investment Management Fees........................................       208       2,123       11,824       11,351
  Accounting & Transfer Agent Fees..................................         4           8          337          230
  Custodian Fees....................................................        --          --          546           33
  Filing Fees.......................................................        29          96          269          378
  Shareholders' Reports.............................................         4           7          138          344
  Directors'/Trustees' Fees & Expenses..............................        --           4           45           54
  Professional Fees.................................................         1           1           98           56
  Other.............................................................         1           4          140           53
                                                                       -------    --------     --------     --------
    Total Expenses..................................................       247       2,243       13,397       12,499
                                                                       -------    --------     --------     --------
  Fees (Waived), (Expenses Reimbursed), and/or Previously Waived
   Fees Recovered by Advisor (Note C)...............................       (52)       (425)          --       (7,281)
  Fees Paid Indirectly (Note C).....................................        --          --         (470)          --
                                                                       -------    --------     --------     --------
  Net Expenses......................................................       195       1,818       12,927        5,218
                                                                       -------    --------     --------     --------
  NET INVESTMENT INCOME (LOSS)......................................     1,220       7,573      198,330      228,639
                                                                       -------    --------     --------     --------
REALIZED AND UNREALIZED GAIN (LOSS)
  Capital Gain Distributions Received from Affiliated Investment
   Companies........................................................        --          --           --       14,569
  Net Realized Gain (Loss) on:
   Investment Securities Sold**.....................................     1,725      14,907      (21,413)      17,657
   Affiliated Investment Companies Shares Sold......................        --          --           21        2,178
   Futures..........................................................        --          --        6,597          149
   Foreign Currency Transactions....................................         6          89          439            3
   In-Kind Redemptions..............................................        --          --           --           --
  Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency.......................     7,588      94,661       60,643       43,892
   Affiliated Investment Companies Shares...........................        --          --          (17)      (5,082)
   Futures..........................................................        --          --          754           --
   Translation of Foreign Currency Denominated Amounts..............         4          24          254           --
                                                                       -------    --------     --------     --------
  NET REALIZED AND UNREALIZED GAIN (LOSS)...........................     9,323     109,681       47,278       73,366
                                                                       -------    --------     --------     --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.........................................................   $10,543    $117,254     $245,608     $302,005
                                                                       =======    ========     ========     ========

                                                                          DFA
                                                                     INTERNATIONAL
                                                                       SMALL CAP
                                                                         VALUE
                                                                      PORTFOLIO#
                                                                     -------------
INVESTMENT INCOME
  Net Investment Income Allocated from Affiliated Investment
   Company:
   Dividends (Net of Foreign Taxes Withheld of $2, $1,332, $0, $0
    and $0, respectively)...........................................          --
   Income from Securities Lending...................................          --
   Expenses Allocated from Affiliated Investment Company............          --
  Income Distributions Received from Affiliated Investment
   Companies........................................................          --
                                                                      ----------
    Total Net Investment Income Received from Affiliated
     Investment Company.............................................          --
                                                                      ----------
FUND INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of $0, $0, $24,204, $0
   and $30,452, respectively).......................................  $  344,535
  Non Cash Income...................................................          --
  Income from Securities Lending....................................      23,143
                                                                      ----------
    Total Fund Investment Income....................................     367,678
                                                                      ----------
FUND EXPENSES
  Investment Management Fees........................................      94,441
  Accounting & Transfer Agent Fees..................................         980
  Custodian Fees....................................................       2,181
  Filing Fees.......................................................         210
  Shareholders' Reports.............................................         413
  Directors'/Trustees' Fees & Expenses..............................         141
  Professional Fees.................................................         320
  Other.............................................................         500
                                                                      ----------
    Total Expenses..................................................      99,186
                                                                      ----------
  Fees (Waived), (Expenses Reimbursed), and/or Previously Waived
   Fees Recovered by Advisor (Note C)...............................          --
  Fees Paid Indirectly (Note C).....................................        (851)
                                                                      ----------
  Net Expenses......................................................      98,335
                                                                      ----------
  NET INVESTMENT INCOME (LOSS)......................................     269,343
                                                                      ----------
REALIZED AND UNREALIZED GAIN (LOSS)
  Capital Gain Distributions Received from Affiliated Investment
   Companies........................................................          --
  Net Realized Gain (Loss) on:
   Investment Securities Sold**.....................................     551,715
   Affiliated Investment Companies Shares Sold......................          14
   Futures..........................................................      14,572
   Foreign Currency Transactions....................................      (1,896)
   In-Kind Redemptions..............................................      82,012
  Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency.......................   2,598,933
   Affiliated Investment Companies Shares...........................        (118)
   Futures..........................................................       9,407
   Translation of Foreign Currency Denominated Amounts..............       1,459
                                                                      ----------
  NET REALIZED AND UNREALIZED GAIN (LOSS)...........................   3,256,098
                                                                      ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.........................................................  $3,525,441
                                                                      ==========

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).
**Net of foreign capital gain taxes withheld of $0, $0, $0, $0 and $0, respectively.
# Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2017
                            (AMOUNTS IN THOUSANDS)

                                                                                        INTERNATIONAL               WORLD EX U.S.
                                                                          INTERNATIONAL HIGH RELATIVE WORLD EX U.S.   TARGETED
                                                                          VECTOR EQUITY PROFITABILITY     VALUE         VALUE
                                                                           PORTFOLIO#   PORTFOLIO (A)  PORTFOLIO*#   PORTFOLIO#
                                                                          ------------- ------------- ------------- -------------
INVESTMENT INCOME
  Net Investment Income Allocated from Affiliated Investment Companies:
   Dividends (Net of Foreign Taxes Withheld of $0, $0, $585 and $0,
    respectively)........................................................         --           --        $ 6,163            --
   Interest..............................................................         --           --              3            --
   Income from Securities Lending........................................         --           --            190            --
   Expenses Allocated from Affiliated Investment Companies...............         --           --           (374)           --
  Income Distributions Received from Affiliated Investment Companies.....         --           --            307            --
                                                                            --------       ------        -------       -------
    Total Net Investment Income Received from Affiliated Investment
     Companies...........................................................         --           --          6,289            --
                                                                            --------       ------        -------       -------
FUND INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of $5,181, $38, $0 and $819,
   respectively).........................................................   $ 54,688       $  501             --       $ 9,682
  Non Cash Income........................................................      3,514           --             --            --
  Income from Securities Lending.........................................      3,749           --             --           380
                                                                            --------       ------        -------       -------
    Total Investment Income..............................................     61,951          501             --        10,062
                                                                            --------       ------        -------       -------
FUND EXPENSES
  Investment Management Fees.............................................      9,791           60          1,000         2,153
  Accounting & Transfer Agent Fees.......................................        177            8              6            37
  Custodian Fees.........................................................        321           32             --           191
  Filing Fees............................................................         99           22             20            56
  Shareholders' Reports..................................................         84            2              4            10
  Directors'/Trustees' Fees & Expenses...................................         21           --              2             3
  Professional Fees......................................................         46            1              5            26
  Organizational & Offering Costs........................................         --           17             --            --
  Other..................................................................         84            3              2            18
                                                                            --------       ------        -------       -------
    Total Expenses.......................................................     10,623          145          1,039         2,494
                                                                            --------       ------        -------       -------
  Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees
   Recovered by Advisor (Note C).........................................         --          (62)          (480)           --
  Fees Paid Indirectly (Note C)..........................................        (61)          (8)            --           (15)
                                                                            --------       ------        -------       -------
  Net Expenses...........................................................     10,562           75            559         2,479
                                                                            --------       ------        -------       -------
  NET INVESTMENT INCOME (LOSS)...........................................     51,389          426          5,730         7,583
                                                                            --------       ------        -------       -------
REALIZED AND UNREALIZED GAIN (LOSS)
  Capital Gain Distributions Received from Affiliated Investment
   Companies.............................................................         --           --            653            --
  Net Realized Gain (Loss) on:
   Investment Securities Sold**..........................................     10,627         (165)         1,111        17,468
   Affiliated Investment Companies Shares Sold...........................         (1)          --            599            --
   Futures...............................................................        158          (72)           262            --
   Foreign Currency Transactions.........................................       (413)          19            (26)          (26)
  Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency............................    459,554        3,720         41,263        65,446
   Affiliated Investment Companies Shares................................        (16)          --           (148)           (1)
   Futures...............................................................         --           --             99            --
   Translation of Foreign Currency Denominated Amounts...................        168           (1)            13            19
                                                                            --------       ------        -------       -------
  NET REALIZED AND UNREALIZED GAIN (LOSS)................................    470,077        3,501         43,826        82,906
                                                                            --------       ------        -------       -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS..........   $521,466       $3,927        $49,556       $90,489
                                                                            ========       ======        =======       =======

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).
**Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
(a)The Portfolio commenced operations on May 16, 2017.
# Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2017
                            (AMOUNTS IN THOUSANDS)

                                                                                                      SELECTIVELY
                                                                            WORLD EX U.S. WORLD CORE    HEDGED      EMERGING
                                                                             CORE EQUITY    EQUITY   GLOBAL EQUITY   MARKETS
                                                                             PORTFOLIO#   PORTFOLIO    PORTFOLIO   PORTFOLIO*#
                                                                            ------------- ---------- ------------- -----------
INVESTMENT INCOME
  Net Investment Income Allocated from Affiliated Investment Companies:
   Dividends (Net of Foreign Taxes Withheld of $0, $0, $0 and $18,082,
    respectively)..........................................................         --          --           --    $  130,771
   Interest................................................................         --          --           --            69
   Income from Securities Lending..........................................         --          --           --         4,346
   Expenses Allocated from Affiliated Investment Companies.................         --          --           --        (8,320)
  Income Distributions Received from Affiliated Investment Companies.......         --     $ 9,033      $ 6,720            --
                                                                              --------     -------      -------    ----------
    Total Net Investment Income Received from Affiliated Investment
     Companies.............................................................         --       9,033        6,720       126,866
                                                                              --------     -------      -------    ----------
FUND INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of $5,719, $0, $0 and $0,
   respectively)...........................................................   $ 56,130           4           --            --
  Non Cash Income..........................................................      3,448          --           --            --
  Income from Securities Lending...........................................      3,366          --           --            --
                                                                              --------     -------      -------    ----------
    Total Fund Investment Income...........................................     62,944           4           --            --
                                                                              --------     -------      -------    ----------
FUND EXPENSES
  Investment Management Fees...............................................      7,483       1,341        1,030        25,136
  Accounting & Transfer Agent Fees.........................................        166           9           10            74
  Custodian Fees...........................................................        771           1            1            --
  Filing Fees..............................................................        154          49           32           152
  Shareholders' Reports....................................................         79           7            9           199
  Directors'/Trustees' Fees & Expenses.....................................         20           4            3            54
  Professional Fees........................................................         66           6            4            17
  Other....................................................................         90           3            3            27
                                                                              --------     -------      -------    ----------
    Total Expenses.........................................................      8,829       1,420        1,092        25,659
                                                                              --------     -------      -------    ----------
  Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees
   Recovered by Advisor (Note C)...........................................        (56)     (1,102)        (912)       (5,677)
  Fees Paid Indirectly (Note C)............................................       (145)         --           --            --
                                                                              --------     -------      -------    ----------
  Net Expenses.............................................................      8,628         318          180        19,982
                                                                              --------     -------      -------    ----------
  NET INVESTMENT INCOME (LOSS).............................................     54,316       8,719        6,540       106,884
                                                                              --------     -------      -------    ----------
REALIZED AND UNREALIZED GAIN (LOSS)
  Capital Gain Distributions Received from Affiliated Investment Companies.         --         898          894            --
  Net Realized Gain (Loss) on:
   Investment Securities Sold**............................................      7,525           3           --        (9,141)
   Affiliated Investment Companies Shares Sold.............................         (4)       (418)        (555)           --
   Futures.................................................................         68          --        2,398         8,254
   Foreign Currency Transactions...........................................       (263)         --           --           (31)
   Forward Currency Contracts..............................................         --          --       (1,466)           --
  Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency..............................    443,948          (1)           5     1,198,559
   Affiliated Investment Companies Shares..................................        (14)     90,087       64,639            --
   Futures.................................................................         --          --        1,354         1,186
   Translation of Foreign Currency Denominated Amounts.....................        105          --           --           (71)
   Forward Currency Contracts..............................................         --          --          775            --
                                                                              --------     -------      -------    ----------
  NET REALIZED AND UNREALIZED GAIN (LOSS)..................................    451,365      90,569       68,044     1,198,756
                                                                              --------     -------      -------    ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS............   $505,681     $99,288      $74,584    $1,305,640
                                                                              ========     =======      =======    ==========

----------
**Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).
# Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2017
                            (AMOUNTS IN THOUSANDS)

                                                                                              EMERGING    EMERGING     EMERGING
                                                                                               MARKETS     MARKETS   MARKETS CORE
                                                                                              SMALL CAP     VALUE       EQUITY
                                                                                             PORTFOLIO*# PORTFOLIO*#  PORTFOLIO#
                                                                                             ----------- ----------- ------------
INVESTMENT INCOME
  Net Investment Income Allocated from Affiliated Investment Companies:
   Dividends (Net of Foreign Taxes Withheld of $16,218, $63,780 and $0, respectively)....... $  146,134  $  474,005           --
   Interest.................................................................................        598         892           --
   Income from Securities Lending...........................................................     45,864      24,420           --
   Expenses Allocated from Affiliated Investment Companies..................................    (17,003)    (28,364)          --
                                                                                             ----------  ----------   ----------
    Total Net Investment Income Received from Affiliated Investment Companies...............    175,593     470,953           --
                                                                                             ----------  ----------   ----------
FUND INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of $0, $0 and $68,887, respectively).............         --          --   $  527,446
  Income from Securities Lending............................................................         --          --       56,661
                                                                                             ----------  ----------   ----------
    Total Investment Income.................................................................         --          --      584,107
                                                                                             ----------  ----------   ----------
FUND EXPENSES
  Investment Management Fees................................................................     41,005      89,283      109,409
  Accounting & Transfer Agent Fees..........................................................        125         157        1,418
  Custodian Fees............................................................................         --          --        9,641
  Shareholder Servicing Fees
   Class R2 Shares..........................................................................         --         129           --
  Filing Fees...............................................................................        182         174          735
  Shareholders' Reports.....................................................................        146         350          748
  Directors'/Trustees' Fees & Expenses......................................................         59         173          206
  Professional Fees.........................................................................         19          52          581
  Other.....................................................................................         29          91          754
                                                                                             ----------  ----------   ----------
    Total Expenses..........................................................................     41,565      90,409      123,492
                                                                                             ----------  ----------   ----------
  Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor
   (Note C).................................................................................    (12,617)         --       (1,257)
   Institutional Class Shares...............................................................         --     (17,805)          --
   Class R2 Shares..........................................................................         --         (51)          --
  Fees Paid Indirectly (Note C).............................................................         --          --       (1,907)
                                                                                             ----------  ----------   ----------
  Net Expenses..............................................................................     28,948      72,553      120,328
                                                                                             ----------  ----------   ----------
  NET INVESTMENT INCOME (LOSS)..............................................................    146,645     398,400      463,779
                                                                                             ----------  ----------   ----------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net Realized Gain (Loss) on:
   Investment Securities Sold**.............................................................    173,759    (258,290)     (87,713)
   Affiliated Investment Companies Shares Sold..............................................         --          --          (17)
   Futures..................................................................................      9,252      19,890       29,430
   Foreign Currency Transactions............................................................         78       2,920       (3,967)
  Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency...............................................    931,907   3,745,161    4,549,390
   Affiliated Investment Companies Shares...................................................         --          --         (115)
   Futures..................................................................................        854       3,766        9,334
   Translation of Foreign Currency Denominated Amounts......................................       (194)        (53)        (275)
                                                                                             ----------  ----------   ----------
  NET REALIZED AND UNREALIZED GAIN (LOSS)...................................................  1,115,656   3,513,394    4,496,067
                                                                                             ----------  ----------   ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS............................. $1,262,301  $3,911,794   $4,959,846
                                                                                             ==========  ==========   ==========

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).
**Net of foreign capital gain taxes withheld of $0, $144 and $0, respectively. # Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                     ENHANCED U.S. LARGE U.S. LARGE CAP EQUITY    U.S. LARGE CAP VALUE
                                                      COMPANY PORTFOLIO        PORTFOLIO                PORTFOLIO
                                                     ------------------  ---------------------  ------------------------
                                                       YEAR      YEAR       YEAR        YEAR        YEAR         YEAR
                                                      ENDED     ENDED      ENDED       ENDED       ENDED        ENDED
                                                     OCT. 31,  OCT. 31,   OCT. 31,    OCT. 31,    OCT. 31,     OCT. 31,
                                                       2017      2016       2017        2016        2017         2016
                                                     --------  --------  ----------  ---------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)...................... $  3,676  $  1,670  $   18,142  $  15,047  $   427,035  $   363,236
  Net Realized Gain (Loss) on:
   Investment Securities Sold*......................     (319)      (59)        273     (9,470)   1,154,160      447,750
   Affiliated Investment Companies Shares Sold......        1        --          --         --           --           --
   Futures..........................................   39,159     7,848           9         --       18,720       17,635
   Foreign Currency Transactions....................      (11)       --          --         --           --           --
   Forward Currency Contracts.......................     (132)       --          --         --           --           --
  Change in Unrealized Appreciation (Depreciation)
   of:
   Investment Securities and Foreign Currency.......   (1,062)      118     200,016     22,964    2,764,575      (11,625)
   Affiliated Investment Companies Shares...........       (1)       --          (7)        --           --           --
   Futures..........................................   14,290      (557)         --         --       10,896       (3,292)
   Translation of Foreign Currency Denominated
    Amounts.........................................       (9)       --          --         --           --           --
   Forward Currency Contracts.......................      896        --          --         --           --           --
                                                     --------  --------  ----------  ---------  -----------  -----------
    Net Increase (Decrease) in Net Assets
     Resulting from Operations......................   56,488     9,020     218,433     28,541    4,375,386      813,704
                                                     --------  --------  ----------  ---------  -----------  -----------
Distributions From:
  Net Investment Income:
   Institutional Class Shares.......................   (2,502)   (1,417)    (18,564)   (14,431)    (403,733)    (357,227)
  Net Short-Term Gains:
   Institutional Class Shares.......................   (2,722)   (3,529)         --         --           --           --
  Net Long-Term Gains:
   Institutional Class Shares.......................   (4,088)   (9,801)         --         --     (446,140)    (643,970)
                                                     --------  --------  ----------  ---------  -----------  -----------
    Total Distributions.............................   (9,312)  (14,747)    (18,564)   (14,431)    (849,873)  (1,001,197)
                                                     --------  --------  ----------  ---------  -----------  -----------
Capital Share Transactions (1):
  Shares Issued.....................................  101,630    73,655     343,508    301,960    5,277,113    4,078,939
  Shares Issued in Lieu of Cash Distributions.......    8,734    13,002      17,598     14,259      793,913      935,970
  Shares Redeemed...................................  (73,606)  (46,158)   (199,415)  (178,150)  (3,536,921)  (2,962,098)
                                                     --------  --------  ----------  ---------  -----------  -----------
    Net Increase (Decrease) from Capital Share
     Transactions...................................   36,758    40,499     161,691    138,069    2,534,105    2,052,811
                                                     --------  --------  ----------  ---------  -----------  -----------
    Total Increase (Decrease) in Net Assets.........   83,934    34,772     361,560    152,179    6,059,618    1,865,318
NET ASSETS
  Beginning of Period...............................  238,413   203,641     851,323    699,144   17,673,253   15,807,935
                                                     --------  --------  ----------  ---------  -----------  -----------
  End of Period..................................... $322,347  $238,413  $1,212,883  $ 851,323  $23,732,871  $17,673,253
                                                     ========  ========  ==========  =========  ===========  ===========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued.....................................    7,516     6,113      23,434     24,003      144,495      131,035
  Shares Issued in Lieu of Cash Distributions.......      681     1,111       1,194      1,116       22,018       29,906
  Shares Redeemed...................................   (5,541)   (3,945)    (13,683)   (14,319)     (97,162)     (94,466)
                                                     --------  --------  ----------  ---------  -----------  -----------
    Net Increase (Decrease) from Shares Issued
     and Redeemed...................................    2,656     3,279      10,945     10,800       69,351       66,475
                                                     ========  ========  ==========  =========  ===========  ===========
UNDISTRIBUTED NET INVESTMENT INCOME
 (DISTRIBUTIONS IN EXCESS OF NET INVESTMENT
 INCOME)............................................ $    877  $    201  $    1,207  $   1,887  $    22,596  $    18,983

----------
See page 1 for the Definitions of Abbreviations and Footnotes.
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                        U.S. TARGETED VALUE      U.S. SMALL CAP VALUE
                                                             PORTFOLIO                 PORTFOLIO
                                                     ------------------------  ------------------------
                                                         YEAR         YEAR         YEAR         YEAR
                                                        ENDED        ENDED        ENDED        ENDED
                                                       OCT. 31,     OCT. 31,     OCT. 31,     OCT. 31,
                                                         2017         2016         2017         2016
                                                     -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)...................... $   109,197  $    93,044  $   118,233  $   122,969
  Net Realized Gain (Loss) on:
   Investment Securities Sold*......................     454,563      310,791      690,721      533,632
   Affiliated Investment Companies Shares Sold......          (1)          --           22           --
   Futures..........................................      17,659        6,695       26,310       42,945
   Foreign Currency Transactions....................           6           --           --           --
   In-Kind Redemptions..............................          --           --       79,386           --
  Change in Unrealized Appreciation (Depreciation)
   of:
   Investment Securities............................   1,335,548      (32,158)   2,156,333      (45,822)
   Affiliated Investment Companies Shares...........        (188)          --         (216)          --
   Futures..........................................       2,939       (2,039)       9,284       (3,946)
                                                     -----------  -----------  -----------  -----------
    Net Increase (Decrease) in Net Assets
     Resulting from Operations......................   1,919,723      376,333    3,080,073      649,778
                                                     -----------  -----------  -----------  -----------
Distributions From:
  Net Investment Income:
   Class R1 Shares..................................        (506)        (462)          --           --
   Class R2 Shares..................................      (1,483)      (1,837)          --           --
   Institutional Class Shares.......................    (103,014)     (92,387)    (113,837)    (122,993)
  Net Short-Term Gains:
   Class R1 Shares..................................         (75)         (54)          --           --
   Class R2 Shares..................................        (304)        (202)          --           --
   Institutional Class Shares.......................     (15,806)      (9,668)          --           --
  Net Long-Term Gains:
   Class R1 Shares..................................      (1,310)      (1,571)          --           --
   Class R2 Shares..................................      (5,296)      (5,836)          --           --
   Institutional Class Shares.......................    (275,712)    (279,118)    (533,287)    (487,348)
                                                     -----------  -----------  -----------  -----------
    Total Distributions.............................    (403,506)    (391,135)    (647,124)    (610,341)
                                                     -----------  -----------  -----------  -----------
Capital Share Transactions (1):
  Shares Issued.....................................   3,081,447    1,989,566    2,978,426    2,855,521
  Shares Issued in Lieu of Cash Distributions.......     373,214      363,680      585,631      547,459
  Shares Redeemed...................................  (2,298,736)  (1,433,622)  (3,444,324)  (2,509,494)
                                                     -----------  -----------  -----------  -----------
    Net Increase (Decrease) from Capital Share
     Transactions...................................   1,155,925      919,624      119,733      893,486
                                                     -----------  -----------  -----------  -----------
    Total Increase (Decrease) in Net Assets.........   2,672,142      904,822    2,552,682      932,923
NET ASSETS
  Beginning of Year.................................   8,068,289    7,163,467   12,613,185   11,680,262
                                                     -----------  -----------  -----------  -----------
  End of Year....................................... $10,740,431  $ 8,068,289  $15,165,867  $12,613,185
                                                     ===========  ===========  ===========  ===========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued.....................................     128,009       99,453       80,463       94,286
  Shares Issued in Lieu of Cash Distributions.......      15,383       18,127       15,504       17,740
  Shares Redeemed...................................     (95,985)     (70,370)     (92,936)     (79,957)
                                                     -----------  -----------  -----------  -----------
    Net Increase (Decrease) from Shares Issued
     and Redeemed...................................      47,407       47,210        3,031       32,069
                                                     ===========  ===========  ===========  ===========
UNDISTRIBUTED NET INVESTMENT INCOME
 (DISTRIBUTIONS IN EXCESS OF NET INVESTMENT
 INCOME)............................................ $    (1,394) $     1,417  $    (5,694) $    (1,771)

                                                        U.S. CORE EQUITY 1
                                                             PORTFOLIO
                                                     ------------------------
                                                         YEAR         YEAR
                                                        ENDED        ENDED
                                                       OCT. 31,     OCT. 31,
                                                         2017         2016
                                                     -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)...................... $   299,067  $   261,444
  Net Realized Gain (Loss) on:
   Investment Securities Sold*......................      96,159       71,932
   Affiliated Investment Companies Shares Sold......         (35)          --
   Futures..........................................      15,613       14,545
   Foreign Currency Transactions....................           3           --
   In-Kind Redemptions..............................          --           --
  Change in Unrealized Appreciation (Depreciation)
   of:
   Investment Securities............................   3,505,095      193,308
   Affiliated Investment Companies Shares...........        (188)          --
   Futures..........................................      10,034       (3,224)
                                                     -----------  -----------
    Net Increase (Decrease) in Net Assets
     Resulting from Operations......................   3,925,748      538,005
                                                     -----------  -----------
Distributions From:
  Net Investment Income:
   Class R1 Shares..................................          --           --
   Class R2 Shares..................................          --           --
   Institutional Class Shares.......................    (310,434)    (253,050)
  Net Short-Term Gains:
   Class R1 Shares..................................          --           --
   Class R2 Shares..................................          --           --
   Institutional Class Shares.......................          --           --
  Net Long-Term Gains:
   Class R1 Shares..................................          --           --
   Class R2 Shares..................................          --           --
   Institutional Class Shares.......................     (71,615)    (160,152)
                                                     -----------  -----------
    Total Distributions.............................    (382,049)    (413,202)
                                                     -----------  -----------
Capital Share Transactions (1):
  Shares Issued.....................................   4,637,048    3,836,889
  Shares Issued in Lieu of Cash Distributions.......     368,386      394,137
  Shares Redeemed...................................  (2,746,550)  (2,671,444)
                                                     -----------  -----------
    Net Increase (Decrease) from Capital Share
     Transactions...................................   2,258,884    1,559,582
                                                     -----------  -----------
    Total Increase (Decrease) in Net Assets.........   5,802,583    1,684,385
NET ASSETS
  Beginning of Year.................................  14,960,159   13,275,774
                                                     -----------  -----------
  End of Year....................................... $20,762,742  $14,960,159
                                                     ===========  ===========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued.....................................     229,289      221,794
  Shares Issued in Lieu of Cash Distributions.......      18,264       22,712
  Shares Redeemed...................................    (135,531)    (154,875)
                                                     -----------  -----------
    Net Increase (Decrease) from Shares Issued
     and Redeemed...................................     112,022       89,631
                                                     ===========  ===========
UNDISTRIBUTED NET INVESTMENT INCOME
 (DISTRIBUTIONS IN EXCESS OF NET INVESTMENT
 INCOME)............................................ $    14,490  $    33,644

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                   U.S. CORE EQUITY 2 PORTFOLIO U.S. VECTOR EQUITY PORTFOLIO
                                                   ---------------------------  ---------------------------
                                                       YEAR           YEAR         YEAR           YEAR
                                                      ENDED          ENDED        ENDED          ENDED
                                                     OCT. 31,       OCT. 31,     OCT. 31,       OCT. 31,
                                                       2017           2016         2017           2016
                                                    -----------   -----------    ----------     ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss).................... $   320,409    $   293,351   $   59,721     $   59,961
  Net Realized Gain (Loss) on:
   Investment Securities Sold*....................     192,862        110,911      167,995        103,375
   Affiliated Investment Companies Shares
    Sold..........................................          31             --            5             --
   Futures........................................      19,381         16,424        5,443          3,911
   Foreign Currency Transactions..................           5             --            2             --
   In-Kind Redemptions............................          --             --           --             --
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities..........................   3,702,303        180,375      706,848        (37,035)
   Affiliated Investment Companies Shares.........        (261)            --          (57)            --
   Futures........................................      11,212         (3,630)         835           (835)
                                                    -----------   -----------    ----------     ----------
    Net Increase (Decrease) in Net Assets
     Resulting from Operations....................   4,245,942        597,431      940,792        129,377
                                                    -----------   -----------    ----------     ----------
Distributions From:
  Net Investment Income:
   Institutional Class Shares.....................    (322,547)      (281,321)     (55,773)       (59,624)
  Net Short-Term Gains:
   Institutional Class Shares.....................          --             --         (202)            --
  Net Long-Term Gains:
   Institutional Class Shares.....................    (122,469)      (296,061)    (101,959)      (119,588)
                                                    -----------   -----------    ----------     ----------
    Total Distributions...........................    (445,016)      (577,382)    (157,934)      (179,212)
                                                    -----------   -----------    ----------     ----------
Capital Share Transactions (1):
  Shares Issued...................................   4,120,340      3,614,827      873,587        802,042
  Shares Issued in Lieu of Cash Distributions.....     439,092        569,820      155,990        177,958
  Shares Redeemed.................................  (2,695,986)    (2,554,214)    (911,079)      (759,047)
                                                    -----------   -----------    ----------     ----------
    Net Increase (Decrease) from Capital Share
     Transactions.................................   1,863,446      1,630,433      118,498        220,953
                                                    -----------   -----------    ----------     ----------
    Total Increase (Decrease) in Net Assets.......   5,664,372      1,650,482      901,356        171,118
NET ASSETS
  Beginning of Year...............................  16,851,046     15,200,564    3,822,647      3,651,529
                                                    -----------   -----------    ----------     ----------
  End of Year..................................... $22,515,418    $16,851,046   $4,724,003     $3,822,647
                                                    ===========   ===========    ==========     ==========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued...................................     212,849        220,326       48,648         53,015
  Shares Issued in Lieu of Cash Distributions.....      22,777         34,541        8,720         11,617
  Shares Redeemed.................................    (139,061)      (155,064)     (50,704)       (49,773)
                                                    -----------   -----------    ----------     ----------
    Net Increase (Decrease) from Shares
     Issued and Redeemed..........................      96,565         99,803        6,664         14,859
                                                    ===========   ===========    ==========     ==========
UNDISTRIBUTED NET INVESTMENT INCOME
 (DISTRIBUTIONS IN EXCESS OF NET INVESTMENT
 INCOME).......................................... $    15,587    $    26,714   $      426     $      150

                                                   U.S. SMALL CAP PORTFOLIO
                                                   ------------------------
                                                       YEAR         YEAR
                                                      ENDED        ENDED
                                                     OCT. 31,     OCT. 31,
                                                       2017         2016
                                                   -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss).................... $   160,232  $   135,557
  Net Realized Gain (Loss) on:
   Investment Securities Sold*....................     610,335      362,082
   Affiliated Investment Companies Shares
    Sold..........................................        (107)          --
   Futures........................................      18,310       18,220
   Foreign Currency Transactions..................          15           --
   In-Kind Redemptions............................     125,200           --
  Change in Unrealized Appreciation
   (Depreciation) of:
   Investment Securities..........................   2,387,599       11,454
   Affiliated Investment Companies Shares.........        (345)          --
   Futures........................................      10,124       (4,290)
                                                   -----------  -----------
    Net Increase (Decrease) in Net Assets
     Resulting from Operations....................   3,311,363      523,023
                                                   -----------  -----------
Distributions From:
  Net Investment Income:
   Institutional Class Shares.....................    (155,568)    (133,998)
  Net Short-Term Gains:
   Institutional Class Shares.....................     (12,822)      (1,951)
  Net Long-Term Gains:
   Institutional Class Shares.....................    (343,192)    (503,176)
                                                   -----------  -----------
    Total Distributions...........................    (511,582)    (639,125)
                                                   -----------  -----------
Capital Share Transactions (1):
  Shares Issued...................................   3,737,913    3,878,897
  Shares Issued in Lieu of Cash Distributions.....     484,150      601,644
  Shares Redeemed.................................  (3,067,256)  (2,003,782)
                                                   -----------  -----------
    Net Increase (Decrease) from Capital Share
     Transactions.................................   1,154,807    2,476,759
                                                   -----------  -----------
    Total Increase (Decrease) in Net Assets.......   3,954,588    2,360,657
NET ASSETS
  Beginning of Year...............................  12,977,199   10,616,542
                                                   -----------  -----------
  End of Year..................................... $16,931,787  $12,977,199
                                                   ===========  ===========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued...................................     109,356      133,904
  Shares Issued in Lieu of Cash Distributions.....      14,119       20,883
  Shares Redeemed.................................     (89,947)     (68,437)
                                                   -----------  -----------
    Net Increase (Decrease) from Shares
     Issued and Redeemed..........................      33,528       86,350
                                                   ===========  ===========
UNDISTRIBUTED NET INVESTMENT INCOME
 (DISTRIBUTIONS IN EXCESS OF NET INVESTMENT
 INCOME).......................................... $    (1,236) $     2,738

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                           U.S. HIGH RELATIVE    DFA REAL ESTATE SECURITIES
                                                U.S. MICRO CAP PORTFOLIO PROFITABILITY PORTFOLIO         PORTFOLIO
                                                -----------------------  ----------------------- ------------------------
                                                                                 PERIOD
                                                    YEAR        YEAR             MAY 16,             YEAR          YEAR
                                                   ENDED       ENDED           2017 (A) TO          ENDED         ENDED
                                                  OCT. 31,    OCT. 31,          OCT. 31,           OCT. 31,      OCT. 31,
                                                    2017        2016              2017               2017          2016
                                                -----------  ----------  ----------------------- -----------   -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)................. $    43,746  $   43,562         $    672         $   190,490   $   221,443
  Net Realized Gain (Loss) on:
    Investment Securities Sold*................     283,405     265,995               43              47,672        90,717
    Affiliated Investment Companies Shares
     Sold......................................          12          --               (1)                (67)           --
    Futures....................................       9,052       4,507             (394)              8,131         6,786
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities......................   1,119,931     (93,832)           9,520             183,941       133,266
    Affiliated Investment Companies
     Shares....................................        (105)         --               (1)                (61)           --
    Futures....................................       2,595      (1,662)              --               3,862        (1,518)
                                                -----------  ----------         --------         -----------   -----------
     Net Increase (Decrease) in Net Assets
      Resulting from Operations................   1,458,636     218,570            9,839             433,968       450,694
                                                -----------  ----------         --------         -----------   -----------
Distributions From:
  Net Investment Income:
    Institutional Class Shares.................     (43,959)    (43,417)            (541)           (217,478)     (199,996)
  Net Long-Term Gains:
    Institutional Class Shares.................    (255,837)   (267,818)              --             (66,384)           --
                                                -----------  ----------         --------         -----------   -----------
     Total Distributions.......................    (299,796)   (311,235)            (541)           (283,862)     (199,996)
                                                -----------  ----------         --------         -----------   -----------
Capital Share Transactions (1):
  Shares Issued................................     757,322     728,237          134,388           1,766,337     1,324,786
  Shares Issued in Lieu of Cash
   Distributions...............................     276,724     288,388              541             217,675       180,508
  Shares Redeemed..............................  (1,014,479)   (802,728)          (3,154)         (1,113,122)   (1,049,004)
                                                -----------  ----------         --------         -----------   -----------
     Net Increase (Decrease) from Capital
      Share Transactions.......................      19,567     213,897          131,775             870,890       456,290
                                                -----------  ----------         --------         -----------   -----------
     Total Increase (Decrease) in Net
      Assets...................................   1,178,407     121,232          141,073           1,020,996       706,988
NET ASSETS
  Beginning of Year............................   5,128,323   5,007,091               --           7,260,180     6,553,192
                                                -----------  ----------         --------         -----------   -----------
  End of Year.................................. $ 6,306,730  $5,128,323         $141,073         $ 8,281,176   $ 7,260,180
                                                ===========  ==========         ========         ===========   ===========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued................................      36,173      41,740           13,154              50,891        38,318
  Shares Issued in Lieu of Cash
   Distributions...............................      13,144      16,256               52               6,384         5,269
  Shares Redeemed..............................     (48,215)    (45,482)            (302)            (32,116)      (30,405)
                                                -----------  ----------         --------         -----------   -----------
     Net Increase (Decrease) from Shares
      Issued and Redeemed......................       1,102      12,514           12,904              25,159        13,182
                                                ===========  ==========         ========         ===========   ===========
UNDISTRIBUTED NET INVESTMENT INCOME
 (DISTRIBUTIONS IN EXCESS OF NET
 INVESTMENT INCOME)............................ $      (401) $    1,818         $    131         $    46,634   $    39,022

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                     LARGE CAP INTERNATIONAL    INTERNATIONAL CORE        INTERNATIONAL SMALL
                                                            PORTFOLIO            EQUITY PORTFOLIO          COMPANY PORTFOLIO
                                                     ----------------------  ------------------------  ------------------------
                                                        YEAR        YEAR         YEAR         YEAR         YEAR         YEAR
                                                       ENDED       ENDED        ENDED        ENDED        ENDED        ENDED
                                                      OCT. 31,    OCT. 31,     OCT. 31,     OCT. 31,     OCT. 31,     OCT. 31,
                                                        2017        2016         2017         2016         2017         2016
                                                     ----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)...................... $  111,927  $   95,056  $   550,178  $   431,691  $   254,211  $   238,233
  Net Realized Gain (Loss) on:
   Investment Securities Sold*......................    157,652      40,972      (29,889)     (84,212)     422,014      261,664
   Affiliated Investment Companies Shares Sold......         51          --           10           --           --           --
   Futures..........................................      4,534       2,587       22,487       19,275       11,549       17,796
   Foreign Currency Transactions....................       (583)       (670)      (2,708)         (72)      (1,764)         673
   Forward Currency Contracts.......................         --          (1)          --           (3)          --           --
  Change in Unrealized Appreciation (Depreciation)
   of:
   Investment Securities and Foreign Currency.......    608,562    (163,381)   4,344,669       (7,083)   2,134,951       13,423
   Affiliated Investment Companies Shares...........        (72)         --         (168)          --           --           --
   Futures..........................................      1,881        (870)      11,863       (2,948)       5,699       (2,771)
   Translation of Foreign Currency Denominated
    Amounts.........................................        330        (284)       1,409       (1,251)         864         (814)
                                                     ----------  ----------  -----------  -----------  -----------  -----------
    Net Increase (Decrease) in Net Assets
     Resulting from Operations......................    884,282     (26,591)   4,897,851      355,397    2,827,524      528,204
                                                     ----------  ----------  -----------  -----------  -----------  -----------
Distributions From:
  Net Investment Income:
   Institutional Class Shares.......................   (111,606)    (92,122)    (533,126)    (387,589)    (205,687)    (283,791)
  Net Short-Term Gains:
   Institutional Class Shares.......................         --          --           --           --      (18,854)          --
  Net Long-Term Gains:
   Institutional Class Shares.......................         --          --           --           --     (251,076)    (207,859)
                                                     ----------  ----------  -----------  -----------  -----------  -----------
    Total Distributions.............................   (111,606)    (92,122)    (533,126)    (387,589)    (475,617)    (491,650)
                                                     ----------  ----------  -----------  -----------  -----------  -----------
Capital Share Transactions (1):
  Shares Issued.....................................    960,010   1,137,696    6,327,731    5,576,571    2,235,300    2,126,348
  Shares Issued in Lieu of Cash Distributions.......     99,282      81,307      506,159      367,352      456,455      473,837
  Shares Redeemed...................................   (636,653)   (722,849)  (2,737,658)  (3,349,288)  (1,940,733)  (1,572,870)
                                                     ----------  ----------  -----------  -----------  -----------  -----------
    Net Increase (Decrease) from Capital Share
     Transactions...................................    422,639     496,154    4,096,232    2,594,635      751,022    1,027,315
                                                     ----------  ----------  -----------  -----------  -----------  -----------
    Total Increase (Decrease) in Net Assets.........  1,195,315     377,441    8,460,957    2,562,443    3,102,929    1,063,869
NET ASSETS
  Beginning of Year.................................  3,527,775   3,150,334   16,983,011   14,420,568   10,387,361    9,323,492
                                                     ----------  ----------  -----------  -----------  -----------  -----------
  End of Year....................................... $4,723,090  $3,527,775  $25,443,968  $16,983,011  $13,490,290  $10,387,361
                                                     ==========  ==========  ===========  ===========  ===========  ===========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued.....................................     45,425      59,417      496,127      500,176      116,685      124,163
  Shares Issued in Lieu of Cash Distributions.......      4,623       4,282       39,374       33,144       25,675       27,874
  Shares Redeemed...................................    (29,985)    (37,696)    (213,878)    (300,515)     (99,987)     (92,160)
                                                     ----------  ----------  -----------  -----------  -----------  -----------
    Net Increase (Decrease) from Shares Issued
     and Redeemed...................................     20,063      26,003      321,623      232,805       42,373       59,877
                                                     ==========  ==========  ===========  ===========  ===========  ===========
UNDISTRIBUTED NET INVESTMENT INCOME
 (DISTRIBUTIONS IN EXCESS OF NET INVESTMENT
 INCOME)............................................ $   12,323  $   11,729  $    57,179  $    49,229  $    19,361  $   (18,870)

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                           GLOBAL SMALL      JAPANESE SMALL    ASIA PACIFIC SMALL
                                                         COMPANY PORTFOLIO  COMPANY PORTFOLIO   COMPANY PORTFOLIO
                                                         ----------------- ------------------  ------------------
                                                              PERIOD
                                                             JAN. 18,        YEAR      YEAR      YEAR      YEAR
                                                            2017 (A) TO     ENDED     ENDED     ENDED     ENDED
                                                             OCT. 31,      OCT. 31,  OCT. 31,  OCT. 31,  OCT. 31,
                                                               2017          2017      2016      2017      2016
                                                         ----------------- --------  --------  --------  --------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)..........................      $   134      $  8,388  $  7,013  $  9,516  $  8,007
  Net Realized Gain (Loss) on:
    Investment Companies Shares Sold*...................          105        28,171    20,065     9,656    (4,191)
    Affiliated Investment Companies Shares Sold.........           (6)           --        --        --        --
    Futures.............................................            1            --        --        --        --
    Foreign Currency Transactions.......................           --          (465)      326      (119)       49
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..........           (3)       99,585    33,546    22,259    30,333
    Affiliated Investment Companies Shares..............        1,299            --        --        --        --
    Futures.............................................           --             1        --        --        --
    Translation of Foreign Currency Denominated
     Amounts............................................           --            87      (100)       (1)        4
                                                              -------      --------  --------  --------  --------
     Net Increase (Decrease) in Net Assets
      Resulting from Operations.........................        1,530       135,767    60,850    41,311    34,202
                                                              -------      --------  --------  --------  --------
Distributions From:
  Net Investment Income:
    Institutional Class Shares..........................           --        (9,568)   (6,534)   (8,894)   (7,760)
                                                              -------      --------  --------  --------  --------
     Total Distributions................................           --        (9,568)   (6,534)   (8,894)   (7,760)
                                                              -------      --------  --------  --------  --------
Capital Share Transactions (1):
    Shares Issued.......................................       14,416        99,301    50,775    64,454    30,200
    Shares Issued in Lieu of Cash Distributions.........           --         8,825     6,058     8,101     6,990
    Shares Redeemed.....................................         (925)      (95,760)  (65,733)  (24,394)  (12,327)
                                                              -------      --------  --------  --------  --------
     Net Increase (Decrease) from Capital Share
      Transactions......................................       13,491        12,366    (8,900)   48,161    24,863
                                                              -------      --------  --------  --------  --------
     Total Increase (Decrease) in Net Assets............       15,021       138,565    45,416    80,578    51,305
NET ASSETS
  Beginning of Year.....................................           --       509,413   463,997   251,575   200,270
                                                              -------      --------  --------  --------  --------
  End of Year...........................................      $15,021      $647,978  $509,413  $332,153  $251,575
                                                              =======      ========  ========  ========  ========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued.........................................        1,388         4,150     2,413     2,864     1,570
  Shares Issued in Lieu of Cash Distributions...........           --           401       298       408       387
  Shares Redeemed.......................................          (86)       (4,002)   (3,255)   (1,095)     (637)
                                                              -------      --------  --------  --------  --------
     Net Increase (Decrease) from Shares Issued
      and Redeemed......................................        1,302           549      (544)    2,177     1,320
                                                              =======      ========  ========  ========  ========
UNDISTRIBUTED NET INVESTMENT INCOME
 (DISTRIBUTIONS IN EXCESS OF NET INVESTMENT
 INCOME)................................................      $   143      $  1,122  $  2,402  $  1,817  $    511

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                UNITED KINGDOM SMALL CONTINENTAL SMALL COMPANY DFA INTERNATIONAL REAL
                                                COMPANY PORTFOLIO         PORTFOLIO            ESTATE SECURITIES PORTFOLIO
                                                -------------------  ------------------------  --------------------------
                                                  YEAR      YEAR       YEAR         YEAR          YEAR          YEAR
                                                 ENDED     ENDED      ENDED        ENDED         ENDED         ENDED
                                                OCT. 31,  OCT. 31,   OCT. 31,     OCT. 31,      OCT. 31,      OCT. 31,
                                                  2017      2016       2017         2016          2017          2016
                                                --------  --------   --------     --------      ----------    ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)................. $ 1,220   $  1,302   $  7,573     $  6,325     $  198,330    $  143,130
  Net Realized Gain (Loss) on:
    Investment Securities Sold*................   1,725      2,090     14,907        6,536        (21,413)       (1,596)
    Affiliated Investment Companies Shares
     Sold......................................      --         --         --           --             21            --
    Futures....................................      --         --         --           50          6,597         4,432
    Foreign Currency Transactions..............       6        (25)        89          (31)           439           540
    Forward Currency Contracts.................      --         --         --           --             --            48
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency..................................   7,588     (8,433)    94,661        5,988         60,643      (118,705)
    Affiliated Investment Companies Shares.....      --         --         --           --            (17)           --
    Futures....................................      --         --         --            2            754          (304)
    Translation of Foreign Currency
     Denominated Amounts.......................       4         (2)        24           (3)           254          (367)
                                                -------   --------    --------     --------     ----------    ----------
     Net Increase (Decrease) in Net Assets
      Resulting from Operations................  10,543     (5,068)   117,254       18,867        245,608        27,178
                                                -------   --------    --------     --------     ----------    ----------
Distributions From:
  Net Investment Income:
    Institutional Class Shares.................  (1,322)    (1,389)    (7,715)      (6,377)      (326,892)      (60,576)
  Net Long-Term Gains:.........................
    Institutional Class Shares.................  (1,684)    (1,632)        --           --             --            --
                                                -------   --------    --------     --------     ----------    ----------
     Total Distributions.......................  (3,006)    (3,021)    (7,715)      (6,377)      (326,892)      (60,576)
                                                -------   --------    --------     --------     ----------    ----------
Capital Share Transactions (1):
  Shares Issued................................  12,269     12,964    209,825       68,569      1,720,625     1,062,437
  Shares Issued in Lieu of Cash
   Distributions...............................   2,618      2,476      7,180        4,981        320,016        60,055
  Shares Redeemed..............................  (9,570)   (10,665)   (26,314)     (71,947)      (643,227)     (447,563)
                                                -------   --------    --------     --------     ----------    ----------
     Net Increase (Decrease) from Capital
      Share Transactions.......................   5,317      4,775    190,691        1,603      1,397,414       674,929
                                                -------   --------    --------     --------     ----------    ----------
     Total Increase (Decrease) in Net
      Assets...................................  12,854     (3,314)   300,230       14,093      1,316,130       641,531
NET ASSETS
  Beginning of Year............................  32,323     35,637    292,117      278,024      4,181,623     3,540,092
                                                -------   --------    --------     --------     ----------    ----------
  End of Year.................................. $45,177   $ 32,323   $592,347     $292,117     $5,497,753    $4,181,623
                                                =======   ========    ========     ========     ==========    ==========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued................................     435        473      8,148        3,363        347,476       201,532
  Shares Issued in Lieu of Cash
   Distributions...............................      95         78        280          249         69,418        12,306
  Shares Redeemed..............................    (335)      (367)    (1,053)      (3,414)      (132,019)      (85,422)
                                                -------   --------    --------     --------     ----------    ----------
     Net Increase (Decrease) from Shares
      Issued and Redeemed......................     195        184      7,375          198        284,875       128,416
                                                =======   ========    ========     ========     ==========    ==========
UNDISTRIBUTED NET INVESTMENT INCOME
 (DISTRIBUTIONS IN EXCESS OF NET INVESTMENT
 INCOME)....................................... $    33   $    199   $    238     $    227     $ (280,250)   $ (148,335)

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0 and $92, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                         DFA GLOBAL REAL ESTATE   DFA INTERNATIONAL SMALL
                                                          SECURITIES PORTFOLIO      CAP VALUE PORTFOLIO
                                                        -----------------------  ------------------------
                                                            YEAR        YEAR         YEAR         YEAR
                                                           ENDED       ENDED        ENDED        ENDED
                                                          OCT. 31,    OCT. 31,     OCT. 31,     OCT. 31,
                                                            2017        2016         2017         2016
                                                        -----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)......................... $   228,639  $  110,990  $   269,343  $   294,075
  Capital Gain Distributions Received from Affiliated
   Investment Companies................................      14,569          --           --           --
  Net Realized Gain (Loss) on:
   Investment Securities Sold*.........................      17,657      14,561      551,715      414,975
   Affiliated Investment Companies Shares
    Sold...............................................       2,178          --           14           --
   Futures.............................................         149         757       14,572       29,217
   Foreign Currency Transactions.......................           3           7       (1,896)       7,305
   Forward Currency Contracts..........................          --          --           --           27
   In-Kind Redemptions.................................          --          --       82,012       29,398
  Change in Unrealized Appreciation (Depreciation)
   of:
   Investment Securities and Foreign Currency..........      43,892      61,152    2,598,933     (242,603)
   Affiliated Investment Companies Shares..............      (5,082)         --         (118)          --
   Futures.............................................          --          --        9,407       (3,458)
   Translation of Foreign Currency Denominated
    Amounts............................................          --          --        1,459       (1,796)
                                                        -----------  ----------  -----------  -----------
    Net Increase (Decrease) in Net Assets
     Resulting from Operations.........................     302,005     187,467    3,525,441      527,140
                                                        -----------  ----------  -----------  -----------
Distributions From:
  Net Investment Income:
   Institutional Class Shares..........................    (227,401)    (97,767)    (195,408)    (381,199)
  Net Short-Term Gains:
   Institutional Class Shares..........................      (2,070)         --       (3,853)          --
  Net Long-Term Gains:
   Institutional Class Shares..........................     (13,530)         --     (410,189)    (182,540)
                                                        -----------  ----------  -----------  -----------
    Total Distributions................................    (243,001)    (97,767)    (609,450)    (563,739)
                                                        -----------  ----------  -----------  -----------
Capital Share Transactions (1):
  Shares Issued........................................   2,695,188   1,524,272    1,958,045    2,066,905
  Shares Issued in Lieu of Cash Distributions..........     233,500      93,708      544,816      508,968
  Shares Redeemed......................................  (1,122,865)   (878,641)  (2,266,110)  (2,107,120)
                                                        -----------  ----------  -----------  -----------
    Net Increase (Decrease) from Capital Share
     Transactions......................................   1,805,823     739,339      236,751      468,753
                                                        -----------  ----------  -----------  -----------
    Total Increase (Decrease) in Net Assets............   1,864,827     829,039    3,152,742      432,154
NET ASSETS
  Beginning of Year....................................   4,888,955   4,059,916   13,009,729   12,577,575
                                                        -----------  ----------  -----------  -----------
  End of Year.......................................... $ 6,753,782  $4,888,955  $16,162,471  $13,009,729
                                                        ===========  ==========  ===========  ===========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued........................................     251,258     139,784       93,807      113,522
  Shares Issued in Lieu of Cash Distributions..........      23,234       9,151       28,186       28,063
  Shares Redeemed......................................    (105,800)    (81,345)    (108,244)    (115,085)
                                                        -----------  ----------  -----------  -----------
    Net Increase (Decrease) from Shares Issued
     and Redeemed......................................     168,692      67,590       13,749       26,500
                                                        ===========  ==========  ===========  ===========
UNDISTRIBUTED NET INVESTMENT INCOME
 (DISTRIBUTIONS IN EXCESS OF NET INVESTMENT
 INCOME)............................................... $    59,540  $   61,223  $    41,552  $   (39,951)

                                                        INTERNATIONAL VECTOR EQUITY
                                                               PORTFOLIO
                                                        --------------------------
                                                           YEAR          YEAR
                                                          ENDED         ENDED
                                                         OCT. 31,      OCT. 31,
                                                           2017          2016
                                                         ----------    ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)......................... $   51,389    $   46,551
  Capital Gain Distributions Received from Affiliated
   Investment Companies................................         --            --
  Net Realized Gain (Loss) on:
   Investment Securities Sold*.........................     10,627         4,157
   Affiliated Investment Companies Shares
    Sold...............................................         (1)           --
   Futures.............................................        158           182
   Foreign Currency Transactions.......................       (413)          127
   Forward Currency Contracts..........................         --           (44)
   In-Kind Redemptions.................................         --            --
  Change in Unrealized Appreciation (Depreciation)
   of:
   Investment Securities and Foreign Currency..........    459,554        16,206
   Affiliated Investment Companies Shares..............        (16)           --
   Futures.............................................         --            --
   Translation of Foreign Currency Denominated
    Amounts............................................        168          (165)
                                                         ----------    ----------
    Net Increase (Decrease) in Net Assets
     Resulting from Operations.........................    521,466        67,014
                                                         ----------    ----------
Distributions From:
  Net Investment Income:
   Institutional Class Shares..........................    (50,390)      (43,651)
  Net Short-Term Gains:
   Institutional Class Shares..........................         --            --
  Net Long-Term Gains:
   Institutional Class Shares..........................     (4,041)       (5,716)
                                                         ----------    ----------
    Total Distributions................................    (54,431)      (49,367)
                                                         ----------    ----------
Capital Share Transactions (1):
  Shares Issued........................................    447,784       688,513
  Shares Issued in Lieu of Cash Distributions..........     53,927        48,918
  Shares Redeemed......................................   (295,368)     (493,518)
                                                         ----------    ----------
    Net Increase (Decrease) from Capital Share
     Transactions......................................    206,343       243,913
                                                         ----------    ----------
    Total Increase (Decrease) in Net Assets............    673,378       261,560
NET ASSETS
  Beginning of Year....................................  1,856,474     1,594,914
                                                         ----------    ----------
  End of Year.......................................... $2,529,852    $1,856,474
                                                         ==========    ==========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued........................................     37,714        68,056
  Shares Issued in Lieu of Cash Distributions..........      4,561         4,797
  Shares Redeemed......................................    (24,782)      (48,877)
                                                         ----------    ----------
    Net Increase (Decrease) from Shares Issued
     and Redeemed......................................     17,493        23,976
                                                         ==========    ==========
UNDISTRIBUTED NET INVESTMENT INCOME
 (DISTRIBUTIONS IN EXCESS OF NET INVESTMENT
 INCOME)............................................... $    4,130    $    4,967

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                    INTERNATIONAL HIGH RELATIVE WORLD EX U.S. VALUE WORLD EX U.S. TARGETED
                                                      PROFITABILITY PORTFOLIO        PORTFOLIO        VALUE PORTFOLIO
                                                    --------------------------- ------------------  ---------------------
                                                              PERIOD
                                                              MAY 16,             YEAR      YEAR      YEAR        YEAR
                                                            2017(A) TO           ENDED     ENDED     ENDED       ENDED
                                                             OCT. 31,           OCT. 31,  OCT. 31,  OCT. 31,    OCT. 31,
                                                               2017               2017      2016      2017        2016
                                                    --------------------------- --------  --------  --------   ---------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss).....................           $   426           $  5,730  $  5,412  $  7,583   $   5,264
  Capital Gain Distributions Received from
   Affiliated Investment Companies.................                --                653       256        --          --
  Net Realized Gain (Loss) on:
    Investment Securities Sold*....................              (165)             1,111    (2,948)   17,468       6,843
    Affiliated Investment Companies Shares
     Sold..........................................                --                599        --        --          --
    Futures........................................               (72)               262       112        --          --
    Foreign Currency Transactions..................                19                (26)       85       (26)        124
    Forward Currency Contracts.....................                --                 --        --        --           8
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency......................................             3,720             41,263     7,285    65,446       5,177
    Affiliated Investment Companies Shares.........                --               (148)      148        (1)         --
    Futures........................................                --                 99       (19)       --          --
    Translation of Foreign Currency Denominated
     Amounts.......................................                (1)                13       (11)       19         (20)
                                                              -------           --------  --------  --------   ---------
     Net Increase (Decrease) in Net Assets
      Resulting from Operations....................             3,927             49,556    10,320    90,489      17,396
                                                              -------           --------  --------  --------   ---------
Distributions From:
  Net Investment Income:
    Institutional Class Shares.....................              (299)            (4,532)   (5,358)   (7,684)     (4,374)
                                                              -------           --------  --------  --------   ---------
     Total Distributions...........................              (299)            (4,532)   (5,358)   (7,684)     (4,374)
                                                              -------           --------  --------  --------   ---------
Capital Share Transactions (1):
  Shares Issued....................................            65,210             44,260    47,689   132,580     164,346
  Shares Issued in Lieu of Cash Distributions......               299              4,529     5,353     7,665       4,371
  Shares Redeemed..................................            (1,344)           (35,416)  (25,151)  (37,758)   (128,258)
                                                              -------           --------  --------  --------   ---------
     Net Increase (Decrease) from Capital
      Share Transactions...........................            64,165             13,373    27,891   102,487      40,459
                                                              -------           --------  --------  --------   ---------
     Total Increase (Decrease) in Net Assets.......            67,793             58,397    32,853   185,292      53,481
NET ASSETS
  Beginning of Period..............................                --            188,154   155,301   281,212     227,731
                                                              -------           --------  --------  --------   ---------
  End of Period....................................           $67,793           $246,551  $188,154  $466,504   $ 281,212
                                                              =======           ========  ========  ========   =========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued....................................             6,451              3,780     5,184     9,799      15,218
  Shares Issued in Lieu of Cash Distributions......                29                407       562       558         392
  Shares Redeemed..................................              (130)            (3,040)   (2,605)   (2,738)    (12,154)
                                                              -------           --------  --------  --------   ---------
     Net Increase (Decrease) from Shares
      Issued and Redeemed..........................             6,350              1,147     3,141     7,619       3,456
                                                              =======           ========  ========  ========   =========
UNDISTRIBUTED NET INVESTMENT INCOME
 (DISTRIBUTIONS IN EXCESS OF NET INVESTMENT
 INCOME)...........................................           $   146           $  2,027  $    737  $  1,206   $     882

----------
Seepage 1 for the Definitions of Abbreviations and Footnotes.
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0 and $1, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                             WORLD EX U.S. CORE EQUITY  WORLD CORE EQUITY  SELECTIVELY HEDGED
                                                                    PORTFOLIO               PORTFOLIO      GLOBAL EQUITY PORTFOLIO
                                                             ------------------------  ------------------  ----------------------
                                                                YEAR         YEAR        YEAR      YEAR      YEAR        YEAR
                                                               ENDED        ENDED       ENDED     ENDED     ENDED       ENDED
                                                              OCT. 31,     OCT. 31,    OCT. 31,  OCT. 31,  OCT. 31,    OCT. 31,
                                                                2017         2016        2017      2016      2017        2016
                                                             ----------   ----------   --------  --------  --------    --------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss).............................. $   54,316   $   37,861   $  8,719  $  5,949  $  6,540    $  5,406
  Capital Gain Distributions Received from Affiliated
   Investment Companies                                              --           --        898     1,313       894       2,164
   Net Realized Gain (Loss) on:
   Investment Securities Sold*..............................      7,525       (2,134)         3    (2,896)       --        (989)
   Affiliated Investment Companies Shares Sold..............         (4)          --       (418)       --      (555)         --
   Futures..................................................         68         (629)        --        --     2,398       1,760
   Foreign Currency Transactions............................       (263)         189         --        --        --          --
   Forward Currency Contracts...............................         --           --         --        --    (1,466)        371
  Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency...............    443,948       47,901         (1)       --         5          --
   Affiliated Investment Companies Shares...................        (14)          --     90,087     9,340    64,639       6,150
   Futures..................................................         --           --         --        --     1,354      (1,100)
   Translation of Foreign Currency Denominated Amounts......        105         (103)        --        --        --          --
   Forward Currency Contracts...............................         --           --         --        --       775         541
                                                             ----------   ----------   --------  --------   --------    --------
    Net Increase (Decrease) in Net Assets Resulting from
     Operations.............................................    505,681       83,085     99,288    13,706    74,584      14,303
                                                             ----------   ----------   --------  --------   --------    --------
Distributions From:
  Net Investment Income:
   Institutional Class Shares...............................    (52,690)     (36,005)    (8,966)   (5,800)   (6,477)     (6,333)
  Net Short-Term Gains:
   Institutional Class Shares...............................         --           --        (67)       --      (260)       (115)
  Net Long-Term Gains:
   Institutional Class Shares...............................         --           --     (1,231)     (132)   (2,369)       (620)
                                                             ----------   ----------   --------  --------   --------    --------
    Total Distributions.....................................    (52,690)     (36,005)   (10,264)   (5,932)   (9,106)     (7,068)
                                                             ----------   ----------   --------  --------   --------    --------
Capital Share Transactions (1):
  Shares Issued.............................................  1,011,672      729,178    124,892   189,580    90,620      77,521
  Shares Issued in Lieu of Cash Distributions...............     50,176       34,930     10,005     5,702     9,105       7,066
  Shares Redeemed...........................................   (365,917)    (325,571)   (47,259)  (35,482)  (52,903)    (47,024)
                                                             ----------   ----------   --------  --------   --------    --------
    Net Increase (Decrease) from Capital Share
     Transactions...........................................    695,931      438,537     87,638   159,800    46,822      37,563
                                                             ----------   ----------   --------  --------   --------    --------
    Total Increase (Decrease) in Net Assets.................  1,148,922      485,617    176,662   167,574   112,300      44,798
NET ASSETS
  Beginning of Period.......................................  1,656,445    1,170,828    370,229   202,655   289,904     245,106
                                                             ----------   ----------   --------  --------   --------    --------
  End of Period............................................. $2,805,367   $1,656,445   $546,891  $370,229  $402,204    $289,904
                                                             ==========   ==========   ========  ========   ========    ========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued.............................................     92,982       78,713      8,416    14,944     6,000       6,131
  Shares Issued in Lieu of Cash Distributions...............      4,555        3,690        690       451       649         552
  Shares Redeemed...........................................    (33,482)     (34,710)    (3,225)   (2,883)   (3,520)     (3,623)
                                                             ----------   ----------   --------  --------   --------    --------
    Net Increase (Decrease) from Shares Issued and
     Redeemed...............................................     64,055       47,693      5,881    12,512     3,129       3,060
                                                             ==========   ==========   ========  ========   ========    ========
UNDISTRIBUTED NET INVESTMENT INCOME (DISTRIBUTIONS IN
 EXCESS OF NET INVESTMENT INCOME)........................... $    4,361   $    4,174   $     (4) $    205  $  2,600    $  4,245

----------
See page 1 for the Definitions of Abbreviations and Footnotes.
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                    EMERGING MARKETS          EMERGING MARKETS      EMERGING MARKETS VALUE
                                                        PORTFOLIO           SMALL CAP PORTFOLIO            PORTFOLIO
                                                ------------------------  -----------------------  ------------------------
                                                    YEAR         YEAR         YEAR        YEAR         YEAR         YEAR
                                                   ENDED        ENDED        ENDED       ENDED        ENDED        ENDED
                                                  OCT. 31,     OCT. 31,     OCT. 31,    OCT. 31,     OCT. 31,     OCT. 31,
                                                    2017         2016         2017        2016         2017         2016
                                                -----------  -----------  -----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)................. $   106,884  $    90,681  $   146,645  $  120,203  $   398,400  $   342,874
  Net Realized Gain (Loss) on:
    Investment Securities Sold*................      (9,141)    (105,635)     173,759     141,742     (258,290)     (77,435)
    Futures....................................       8,254        5,655        9,252       4,016       19,890       11,373
    Foreign Currency Transactions..............         (31)         955           78         338        2,920        3,728
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency..................................   1,198,559      506,131      931,907     394,050    3,745,161    1,954,176
    Futures....................................       1,186         (263)         854         286        3,766         (391)
    Translation of Foreign Currency
     Denominated Amounts.......................         (71)         204         (194)        579          (53)          46
                                                -----------  -----------  -----------  ----------  -----------  -----------
     Net Increase (Decrease) in Net Assets
      Resulting from Operations................   1,305,640      497,728    1,262,301     661,214    3,911,794    2,234,371
                                                -----------  -----------  -----------  ----------  -----------  -----------
Distributions From:
  Net Investment Income:
    Class R2 Shares............................          --           --           --          --         (847)      (2,365)
    Institutional Class Shares.................    (107,522)     (89,527)    (147,304)   (124,387)    (339,766)    (436,707)
  Net Short-Term Gains:
    Institutional Class Shares.................          --           --      (10,357)         --           --           --
  Net Long-Term Gains:
    Institutional Class Shares.................          --           --     (117,099)    (36,697)          --           --
                                                -----------  -----------  -----------  ----------  -----------  -----------
     Total Distributions.......................    (107,522)     (89,527)    (274,760)   (161,084)    (340,613)    (439,072)
                                                -----------  -----------  -----------  ----------  -----------  -----------
Capital Share Transactions (1):
  Shares Issued................................   1,476,279    1,428,054    1,554,965     913,984    2,459,482    2,821,337
  Shares Issued in Lieu of Cash
   Distributions...............................     100,892       83,981      259,430     151,141      322,816      416,149
  Shares Redeemed..............................  (1,057,775)  (1,326,366)  (1,011,728)   (950,920)  (3,341,295)  (3,539,505)
                                                -----------  -----------  -----------  ----------  -----------  -----------
     Net Increase (Decrease) from Capital
      Share Transactions.......................     519,396      185,669      802,667     114,205     (558,997)    (302,019)
                                                -----------  -----------  -----------  ----------  -----------  -----------
     Total Increase (Decrease) in Net
      Assets...................................   1,717,514      593,870    1,790,208     614,335    3,012,184    1,493,280
NET ASSETS
  Beginning of Year............................   4,915,400    4,321,530    5,459,509   4,845,174   16,402,244   14,908,964
                                                -----------  -----------  -----------  ----------  -----------  -----------
  End of Year.................................. $ 6,632,914  $ 4,915,400  $ 7,249,717  $5,459,509  $19,414,428  $16,402,244
                                                ===========  ===========  ===========  ==========  ===========  ===========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued................................      56,711       67,596       75,223      49,652       90,920      133,176
  Shares Issued in Lieu of Cash
   Distributions...............................       3,823        3,805       13,320       8,492       11,717       19,311
  Shares Redeemed..............................     (39,854)     (62,542)     (47,673)    (52,089)    (122,531)    (163,363)
                                                -----------  -----------  -----------  ----------  -----------  -----------
     Net Increase (Decrease) from Shares
      Issued and Redeemed......................      20,680        8,859       40,870       6,055      (19,894)     (10,876)
                                                ===========  ===========  ===========  ==========  ===========  ===========
UNDISTRIBUTED NET INVESTMENT INCOME
 (DISTRIBUTIONS IN EXCESS OF NET
 INVESTMENT INCOME)............................ $    (2,493) $     3,519  $     6,969  $   12,479  $     6,372  $   (49,300)

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $68, $144 and $144, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                                  EMERGING MARKETS CORE
                                                                                    EQUITY PORTFOLIO
                                                                                ------------------------
                                                                                    YEAR         YEAR
                                                                                   ENDED        ENDED
                                                                                  OCT. 31,     OCT. 31,
                                                                                    2017         2016
                                                                                -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)................................................. $   463,779  $   351,450
  Net Realized Gain (Loss) on:
    Investment Securities Sold*................................................     (87,713)    (342,991)
    Affiliated Investment Companies Shares Sold................................         (17)          --
    Futures....................................................................      29,430       30,116
    Foreign Currency Transactions..............................................      (3,967)        (539)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency.................................   4,549,390    2,038,618
    Affiliated Investment Companies Shares.....................................        (115)          --
    Futures....................................................................       9,334       (3,447)
    Translation of Foreign Currency Denominated Amounts........................        (275)         726
                                                                                -----------  -----------
     Net Increase (Decrease) in Net Assets Resulting from Operations...........   4,959,846    2,073,933
                                                                                -----------  -----------
Distributions From:
  Net Investment Income:
    Institutional Class Shares.................................................    (449,166)    (349,434)
                                                                                -----------  -----------
     Total Distributions.......................................................    (449,166)    (349,434)
                                                                                -----------  -----------
Capital Share Transactions (1):
  Shares Issued................................................................   6,836,743    6,091,963
  Shares Issued in Lieu of Cash Distributions..................................     422,561      328,562
  Shares Redeemed..............................................................  (3,397,228)  (4,288,936)
                                                                                -----------  -----------
     Net Increase (Decrease) from Capital Share Transactions...................   3,862,076    2,131,589
                                                                                -----------  -----------
     Total Increase (Decrease) in Net Assets...................................   8,372,756    3,856,088
NET ASSETS
  Beginning of Year............................................................  18,712,966   14,856,878
                                                                                -----------  -----------
  End of Year.................................................................. $27,085,722  $18,712,966
                                                                                ===========  ===========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued................................................................     342,803      379,414
  Shares Issued in Lieu of Cash Distributions..................................      20,857       19,496
  Shares Redeemed..............................................................    (170,351)    (265,600)
                                                                                -----------  -----------
     Net Increase (Decrease) from Shares Issued and Redeemed...................     193,309      133,310
                                                                                ===========  ===========
UNDISTRIBUTED NET INVESTMENT INCOME (DISTRIBUTIONS IN EXCESS OF NET INVESTMENT
 INCOME)....................................................................... $     6,324  $    11,774

----------
* Net of foreign capital gain taxes withheld of $0 and $53, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                          ENHANCED U.S. LARGE COMPANY PORTFOLIO
                                                                    ------------------------------------------------

                                                                      YEAR      YEAR      YEAR      YEAR      YEAR
                                                                     ENDED     ENDED     ENDED     ENDED     ENDED
                                                                    OCT. 31,  OCT. 31,  OCT. 31,  OCT. 31,  OCT. 31,
                                                                      2017      2016      2015      2014      2013
----------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period............................... $  12.22  $  12.54  $  13.65  $  11.70  $   9.29
                                                                    --------  --------  --------  --------  --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A).................................     0.18      0.10      0.07      0.07      0.07
  Net Gains (Losses) on Securities (Realized and Unrealized).......     2.63      0.45      0.53      1.94      2.42
                                                                    --------  --------  --------  --------  --------
   Total from Investment Operations................................     2.81      0.55      0.60      2.01      2.49
----------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income............................................    (0.13)    (0.08)    (0.05)    (0.06)    (0.08)
  Net Realized Gains...............................................    (0.36)    (0.79)    (1.66)       --        --
                                                                    --------  --------  --------  --------  --------
   Total Distributions.............................................    (0.49)    (0.87)    (1.71)    (0.06)    (0.08)
----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period..................................... $  14.54  $  12.22  $  12.54  $  13.65  $  11.70
=================================================================== ========  ========  ========  ========  ========
Total Return.......................................................    23.53%     4.75%     5.25%    17.18%    26.99%
----------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).............................. $322,347  $238,413  $203,641  $216,719  $212,840
Ratio of Expenses to Average Net Assets............................     0.18%     0.23%     0.24%     0.23%     0.24%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived),
 (Expenses Reimbursed), and/or Previously Waived Fees Recovered by
 Advisor and Fees Paid Indirectly).................................     0.24%     0.24%     0.24%     0.23%     0.24%
Ratio of Net Investment Income to Average Net Assets...............     1.36%     0.80%     0.53%     0.55%     0.63%
Portfolio Turnover Rate............................................      122%      119%      223%      202%      139%
----------------------------------------------------------------------------------------------------------------------

                                                                                 U.S. LARGE CAP EQUITY PORTFOLIO
                                                                    ---------------------------------------------------
                                                                                                                  PERIOD
                                                                       YEAR       YEAR      YEAR      YEAR       JUNE 25,
                                                                      ENDED      ENDED     ENDED     ENDED      2013(A) TO
                                                                     OCT. 31,   OCT. 31,  OCT. 31,  OCT. 31,     OCT. 31,
                                                                       2017       2016      2015      2014         2013
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period............................... $    13.06  $  12.86  $  12.65  $  11.07   $  10.00
                                                                    ----------  --------  --------  --------   --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A).................................       0.26      0.25      0.23      0.21       0.06
  Net Gains (Losses) on Securities (Realized and Unrealized).......       2.87      0.19      0.21      1.57       1.04
                                                                    ----------  --------  --------  --------   --------
   Total from Investment Operations................................       3.13      0.44      0.44      1.78       1.10
------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income............................................      (0.26)    (0.24)    (0.21)    (0.20)     (0.03)
  Net Realized Gains...............................................         --        --     (0.02)       --         --
                                                                    ----------  --------  --------  --------   --------
   Total Distributions.............................................      (0.26)    (0.24)    (0.23)    (0.20)     (0.03)
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period..................................... $    15.93  $  13.06  $  12.86  $  12.65   $  11.07
=================================================================== ==========  ========  ========  ========  ==========
Total Return.......................................................      24.16%     3.51%     3.49%    16.19%     11.01%(D)
------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands).............................. $1,212,883  $851,323  $699,144  $274,955   $135,407
Ratio of Expenses to Average Net Assets............................       0.17%     0.18%     0.19%     0.19%      0.19%(C)(E)
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived),
 (Expenses Reimbursed), and/or Previously Waived Fees Recovered by
 Advisor and Fees Paid Indirectly).................................       0.17%     0.17%     0.19%     0.20%      0.25%(C)(E)
Ratio of Net Investment Income to Average Net Assets...............       1.74%     1.99%     1.77%     1.75%      1.58%(C)(E)
Portfolio Turnover Rate............................................         11%       12%       12%        1%         0%(D)
------------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                U.S. LARGE CAP VALUE PORTFOLIO
                                                               ---------------------------------------------------------------
                                                                   YEAR         YEAR         YEAR         YEAR         YEAR
                                                                  ENDED        ENDED        ENDED        ENDED        ENDED
                                                                 OCT. 31,     OCT. 31,     OCT. 31,     OCT. 31,     OCT. 31,
                                                                   2017         2016         2015         2014         2013
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year............................ $     32.63  $     33.27  $     33.75  $     29.72  $     22.34
                                                               -----------  -----------  -----------  -----------  -----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).............................        0.74         0.70         0.69         0.56         0.47
 Net Gains (Losses) on Securities (Realized and Unrealized)...        6.99         0.71        (0.32)        4.02         7.38
                                                               -----------  -----------  -----------  -----------  -----------
   Total from Investment Operations...........................        7.73         1.41         0.37         4.58         7.85
-------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income........................................       (0.70)       (0.70)       (0.66)       (0.55)       (0.47)
 Net Realized Gains...........................................       (0.82)       (1.35)       (0.19)          --           --
                                                               -----------  -----------  -----------  -----------  -----------
   Total Distributions........................................       (1.52)       (2.05)       (0.85)       (0.55)       (0.47)
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year.................................. $     38.84  $     32.63  $     33.27  $     33.75  $     29.72
=============================================================  ===========  ===========  ===========  ===========  ===========
Total Return..................................................       24.11%        4.58%        1.16%       15.49%       35.52%
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)........................... $23,732,871  $17,673,253  $15,807,935  $15,146,981  $11,963,072
Ratio of Expenses to Average Net Assets (B)...................        0.27%        0.27%        0.27%        0.27%        0.27%
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor) (B)...............................        0.37%        0.37%        0.30%        0.27%        0.27%
Ratio of Net Investment Income to Average Net Assets..........        2.03%        2.24%        2.04%        1.75%        1.82%
-------------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                               U.S. TARGETED VALUE PORTFOLIO-CLASS R1 SHARES
                                                               --------------------------------------------
                                                                 YEAR     YEAR     YEAR      YEAR     YEAR
                                                                ENDED    ENDED    ENDED     ENDED    ENDED
                                                               OCT. 31, OCT. 31, OCT. 31,  OCT. 31, OCT. 31,
                                                                 2017     2016     2015      2014     2013
------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year............................ $ 21.26  $ 21.58  $ 23.19   $ 22.63   $17.28
                                                               -------  -------  -------   -------   ------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).............................    0.25     0.24     0.26      0.18     0.27
 Net Gains (Losses) on Securities (Realized and Unrealized)...    4.66     0.60    (0.61)     1.86     6.28
                                                               -------  -------  -------   -------   ------
Total from Investment Operations..............................    4.91     0.84    (0.35)     2.04     6.55
------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income........................................   (0.24)   (0.27)   (0.25)    (0.16)   (0.22)
 Net Realized Gains...........................................   (0.78)   (0.89)   (1.01)    (1.32)   (0.98)
                                                               -------  -------  -------   -------   ------
   Total Distributions........................................   (1.02)   (1.16)   (1.26)    (1.48)   (1.20)
------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year.................................. $ 25.15  $ 21.26  $ 21.58   $ 23.19   $22.63
=============================================================  ======== ======== ========  ======== ========
Total Return..................................................   23.32%    4.21%   (1.33)%    9.47%   40.39%
------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)........................... $54,960  $35,661  $40,159   $16,971   $9,470
Ratio of Expenses to Average Net Assets.......................    0.47%    0.47%    0.47%     0.47%    0.47%
Ratio of Net Investment Income to Average Net Assets..........    1.03%    1.16%    1.15%     0.79%    1.42%
Portfolio Turnover Rate.......................................      23%      28%      15%       10%      16%
------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                U.S. TARGETED VALUE PORTFOLIO-CLASS R2 SHARES
                                                               -----------------------------------------------
                                                                 YEAR      YEAR       YEAR      YEAR     YEAR
                                                                ENDED     ENDED      ENDED     ENDED    ENDED
                                                               OCT. 31,  OCT. 31,   OCT. 31,  OCT. 31, OCT. 31,
                                                                 2017      2016       2015      2014     2013
---------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year............................ $  21.16  $  21.51  $  23.12   $ 22.57  $ 17.26
                                                               --------  --------  --------   -------  -------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).............................     0.21      0.20      0.23      0.15     0.19
 Net Gains (Losses) on Securities (Realized and Unrealized)...     4.65      0.60     (0.61)     1.84     6.31
                                                               --------  --------  --------   -------  -------
   Total from Investment Operations...........................     4.86      0.80     (0.38)     1.99     6.50
---------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income........................................    (0.21)    (0.26)    (0.22)    (0.12)   (0.21)
 Net Realized Gains...........................................    (0.78)    (0.89)    (1.01)    (1.32)   (0.98)
                                                               --------  --------  --------   -------  -------
   Total Distributions........................................    (0.99)    (1.15)    (1.23)    (1.44)   (1.19)
---------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year.................................. $  25.03  $  21.16  $  21.51   $ 23.12  $ 22.57
=============================================================  ========  ========  ========   ======== ========
Total Return..................................................    23.17%     4.04%    (1.49)%    9.30%   40.10%
---------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)........................... $156,809  $147,945  $135,412   $82,977  $23,305
Ratio of Expenses to Average Net Assets.......................     0.62%     0.62%     0.63%     0.62%    0.62%
Ratio of Net Investment Income to Average Net Assets..........     0.90%     1.00%     1.02%     0.64%    0.95%
Portfolio Turnover Rate.......................................       23%       28%       15%       10%      16%
---------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                 U.S. TARGETED VALUE PORTFOLIO-INSTITUTIONAL CLASS SHARES
                                                               ------------------------------------------------------------
                                                                   YEAR        YEAR         YEAR        YEAR        YEAR
                                                                  ENDED       ENDED        ENDED       ENDED       ENDED
                                                                 OCT. 31,    OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,
                                                                   2017        2016         2015        2014        2013
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year............................ $     21.26  $    21.56  $    23.16   $    22.60  $    17.28
                                                               -----------  ----------  ----------   ----------  ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).............................        0.27        0.25        0.29         0.21        0.24
 Net Gains (Losses) on Securities (Realized and Unrealized)...        4.67        0.60       (0.61)        1.85        6.31
                                                               -----------  ----------  ----------   ----------  ----------
   Total from Investment Operations...........................        4.94        0.85       (0.32)        2.06        6.55
----------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income........................................       (0.26)      (0.26)      (0.27)       (0.18)      (0.25)
 Net Realized Gains...........................................       (0.78)      (0.89)      (1.01)       (1.32)      (0.98)
                                                               -----------  ----------  ----------   ----------  ----------
   Total Distributions........................................       (1.04)      (1.15)      (1.28)       (1.50)      (1.23)
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year.................................. $     25.16  $    21.26  $    21.56   $    23.16  $    22.60
=============================================================  ===========  ==========  ==========   ==========  ==========
Total Return..................................................       23.46%       4.29%      (1.20)%       9.58%      40.40%
----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)........................... $10,528,662  $7,884,683  $6,987,896   $5,490,959  $4,180,974
Ratio of Expenses to Average Net Assets.......................        0.37%       0.37%       0.37%        0.37%       0.37%
Ratio of Net Investment Income to Average Net Assets..........        1.13%       1.24%       1.28%        0.90%       1.25%
Portfolio Turnover Rate.......................................          23%         28%         15%          10%         16%
----------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                U.S. SMALL CAP VALUE PORTFOLIO
                                                               ---------------------------------------------------------------
                                                                   YEAR         YEAR         YEAR          YEAR        YEAR
                                                                  ENDED        ENDED        ENDED         ENDED       ENDED
                                                                 OCT. 31,     OCT. 31,     OCT. 31,      OCT. 31,    OCT. 31,
                                                                   2017         2016         2015          2014        2013
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year............................ $     32.75  $     33.08  $     35.82   $     34.48  $    26.57
                                                               -----------  -----------  -----------   -----------  ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).............................        0.31         0.32         0.41          0.23        0.39
 Net Gains (Losses) on Securities (Realized and Unrealized)...        7.71         1.06        (1.44)         2.93        9.41
                                                               -----------  -----------  -----------   -----------  ----------
   Total from Investment Operations...........................        8.02         1.38        (1.03)         3.16        9.80
-------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income........................................       (0.30)       (0.33)       (0.38)        (0.22)      (0.37)
 Net Realized Gains...........................................       (1.40)       (1.38)       (1.33)        (1.60)      (1.52)
                                                               -----------  -----------  -----------   -----------  ----------
   Total Distributions........................................       (1.70)       (1.71)       (1.71)        (1.82)      (1.89)
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year.................................. $     39.07  $     32.75  $     33.08   $     35.82  $    34.48
=============================================================  ===========  ===========  ===========   ===========  ==========
Total Return..................................................       24.67%        4.49%       (2.83)%        9.49%      39.35%
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)........................... $15,165,867  $12,613,185  $11,680,262   $11,512,306  $9,526,981
Ratio of Expenses to Average Net Assets.......................        0.52%        0.52%        0.52%         0.52%       0.52%
Ratio of Net Investment Income to Average Net Assets..........        0.83%        1.01%        1.18%         0.66%       1.28%
Portfolio Turnover Rate.......................................          24%          19%          17%            9%         14%
-------------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                    U.S. CORE EQUITY 1 PORTFOLIO
                                                   --------------------------------------------------------------  ------------
                                                       YEAR         YEAR         YEAR         YEAR        YEAR         YEAR
                                                      ENDED        ENDED        ENDED        ENDED       ENDED        ENDED
                                                     OCT. 31,     OCT. 31,     OCT. 31,     OCT. 31,    OCT. 31,     OCT. 31,
                                                       2017         2016         2015         2014        2013         2017
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year................ $     18.00  $     17.90  $     17.71  $     15.74  $    12.11  $     17.19
                                                   -----------  -----------  -----------  -----------  ----------  -----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)................        0.33         0.33         0.31         0.27        0.25         0.31
  Net Gains (Losses) on Securities (Realized and
   Unrealized)....................................        4.12         0.30         0.26         2.02        3.62         3.83
                                                   -----------  -----------  -----------  -----------  ----------  -----------
   Total from Investment Operations...............        4.45         0.63         0.57         2.29        3.87         4.14
--------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income...........................       (0.35)       (0.32)       (0.30)       (0.25)      (0.24)       (0.31)
  Net Realized Gains..............................       (0.09)       (0.21)       (0.08)       (0.07)         --        (0.12)
                                                   -----------  -----------  -----------  -----------  ----------  -----------
   Total Distributions............................       (0.44)       (0.53)       (0.38)       (0.32)      (0.24)       (0.43)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year...................... $     22.01  $     18.00  $     17.90  $     17.71  $    15.74  $     20.90
=================================================  ===========  ===========  ===========  ===========  ==========  ===========
Total Return......................................       24.93%        3.68%        3.26%       14.72%      32.32%       24.36%
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)............... $20,762,742  $14,960,159  $13,275,774  $10,780,830  $7,566,179  $22,515,418
Ratio of Expenses to Average Net Assets...........        0.19%        0.19%        0.19%        0.19%       0.19%        0.22%
Ratio of Net Investment Income to Average Net
 Assets...........................................        1.64%        1.88%        1.71%        1.61%       1.79%        1.59%
Portfolio Turnover Rate...........................           3%           4%           4%           5%          1%           5%
--------------------------------------------------------------------------------------------------------------------------------

                                                        U.S. CORE EQUITY 2 PORTFOLIO
                                                   --------------------------------------------------
                                                       YEAR         YEAR         YEAR        YEAR
                                                      ENDED        ENDED        ENDED       ENDED
                                                     OCT. 31,     OCT. 31,     OCT. 31,    OCT. 31,
                                                       2016         2015         2014        2013
-----------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year................ $     17.26  $     17.34  $     15.62  $    11.99
                                                   -----------  -----------  -----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)................        0.31         0.30         0.26        0.24
  Net Gains (Losses) on Securities (Realized and
   Unrealized)....................................        0.25         0.02         1.86        3.73
                                                   -----------  -----------  -----------  ----------
   Total from Investment Operations...............        0.56         0.32         2.12        3.97
-----------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income...........................       (0.30)       (0.28)       (0.24)      (0.24)
  Net Realized Gains..............................       (0.33)       (0.12)       (0.16)      (0.10)
                                                   -----------  -----------  -----------  ----------
   Total Distributions............................       (0.63)       (0.40)       (0.40)      (0.34)
-----------------------------------------------------------------------------------------------------
Net Asset Value, End of Year...................... $     17.19  $     17.26  $     17.34  $    15.62
=================================================  ===========  ===========  ===========  ==========
Total Return......................................        3.47%        1.92%       13.78%      33.66%
-----------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)............... $16,851,046  $15,200,564  $12,919,176  $9,989,564
Ratio of Expenses to Average Net Assets...........        0.22%        0.22%        0.22%       0.22%
Ratio of Net Investment Income to Average Net
 Assets...........................................        1.87%        1.68%        1.55%       1.74%
Portfolio Turnover Rate...........................           4%           5%           6%          3%
-----------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                               U.S. VECTOR EQUITY PORTFOLIO
                                                               -----------------------------------------------------------
                                                                  YEAR        YEAR         YEAR        YEAR        YEAR
                                                                 ENDED       ENDED        ENDED       ENDED       ENDED
                                                                OCT. 31,    OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,
                                                                  2017        2016         2015        2014        2013
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year............................ $    15.93  $    16.22  $    17.04   $    15.62  $    11.61
                                                               ----------  ----------  ----------   ----------  ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).............................       0.24        0.25        0.25         0.21        0.20
 Net Gains (Losses) on Securities (Realized and Unrealized)...       3.65        0.24       (0.30)        1.62        4.03
                                                               ----------  ----------  ----------   ----------  ----------
   Total from Investment Operations...........................       3.89        0.49       (0.05)        1.83        4.23
---------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income........................................      (0.23)      (0.25)      (0.24)       (0.19)      (0.20)
 Net Realized Gains...........................................      (0.43)      (0.53)      (0.53)       (0.22)      (0.02)
                                                               ----------  ----------  ----------   ----------  ----------
   Total Distributions........................................      (0.66)      (0.78)      (0.77)       (0.41)      (0.22)
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year.................................. $    19.16  $    15.93  $    16.22   $    17.04  $    15.62
=============================================================  ==========  ==========  ==========   ==========  ==========
Total Return..................................................      24.73%       3.28%      (0.18)%      11.91%      36.80%
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)........................... $4,724,003  $3,822,647  $3,651,529   $3,501,319  $2,893,842
Ratio of Expenses to Average Net Assets.......................       0.32%       0.32%       0.32%        0.32%       0.32%
Ratio of Net Investment Income to Average Net Assets..........       1.36%       1.64%       1.50%        1.26%       1.50%
Portfolio Turnover Rate.......................................         10%         10%         10%          10%          3%
---------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                  U.S. SMALL CAP PORTFOLIO
                                                               -------------------------------------------------------------
                                                                   YEAR         YEAR         YEAR        YEAR        YEAR
                                                                  ENDED        ENDED        ENDED       ENDED       ENDED
                                                                 OCT. 31,     OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,
                                                                   2017         2016         2015        2014        2013
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year............................ $     30.14  $     30.84  $     31.38  $    30.03  $    23.11
                                                               -----------  -----------  -----------  ----------  ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).............................        0.35         0.34         0.35        0.26        0.35
 Net Gains (Losses) on Securities (Realized and Unrealized)...        7.17         0.77         0.33        2.27        8.13
                                                               -----------  -----------  -----------  ----------  ----------
   Total from Investment Operations...........................        7.52         1.11         0.68        2.53        8.48
------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income........................................       (0.35)       (0.35)       (0.33)      (0.24)      (0.36)
 Net Realized Gains...........................................       (0.83)       (1.46)       (0.89)      (0.94)      (1.20)
                                                               -----------  -----------  -----------  ----------  ----------
   Total Distributions........................................       (1.18)       (1.81)       (1.22)      (1.18)      (1.56)
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year.................................. $     36.48  $     30.14  $     30.84  $    31.38  $    30.03
=============================================================  ===========  ===========  ===========  ==========  ==========
Total Return..................................................       25.21%        3.89%        2.34%       8.67%      39.03%
------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)........................... $16,931,787  $12,977,199  $10,616,542  $9,247,716  $7,446,827
Ratio of Expenses to Average Net Assets.......................        0.37%        0.37%        0.37%       0.37%       0.37%
Ratio of Net Investment Income to Average Net Assets..........        1.04%        1.16%        1.10%       0.86%       1.33%
Portfolio Turnover Rate.......................................          14%          10%          11%          9%         10%
------------------------------------------------------------------------------------------------------------------------------

                                                                                U.S. MICRO CAP PORTFOLIO
                                                               ----------------------------------------------------------
                                                                  YEAR        YEAR        YEAR        YEAR        YEAR
                                                                 ENDED       ENDED       ENDED       ENDED       ENDED
                                                                OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,
                                                                  2017        2016        2015        2014        2013
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year............................ $    18.58  $    19.00  $    20.10  $    19.64  $    14.84
                                                               ----------  ----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).............................       0.16        0.16        0.16        0.14        0.19
 Net Gains (Losses) on Securities (Realized and Unrealized)...       5.12        0.60        0.02        1.35        5.57
                                                               ----------  ----------  ----------  ----------  ----------
   Total from Investment Operations...........................       5.28        0.76        0.18        1.49        5.76
--------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income........................................      (0.16)      (0.16)      (0.16)      (0.13)      (0.20)
 Net Realized Gains...........................................      (0.94)      (1.02)      (1.12)      (0.90)      (0.76)
                                                               ----------  ----------  ----------  ----------  ----------
   Total Distributions........................................      (1.10)      (1.18)      (1.28)      (1.03)      (0.96)
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year.................................. $    22.76  $    18.58  $    19.00  $    20.10  $    19.64
=============================================================  ==========  ==========  ==========  ==========  ==========
Total Return..................................................      28.91%       4.32%       1.11%       7.88%      41.34%
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)........................... $6,306,730  $5,128,323  $5,007,091  $5,029,027  $4,695,831
Ratio of Expenses to Average Net Assets.......................       0.52%       0.52%       0.52%       0.52%       0.52%
Ratio of Net Investment Income to Average Net Assets..........       0.75%       0.88%       0.82%       0.69%       1.16%
Portfolio Turnover Rate.......................................         15%         15%         14%         12%         11%
--------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                U.S. HIGH RELATIVE
                                              PROFITABILITY PORTFOLIO            DFA REAL ESTATE SECURITIES PORTFOLIO
                                              ----------------------- ----------------------------------------------------------
                                                      PERIOD
                                                      MAY 16,            YEAR        YEAR        YEAR        YEAR        YEAR
                                                    2017(A) TO          ENDED       ENDED       ENDED       ENDED       ENDED
                                                     OCT. 31,          OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,
                                                       2017              2017        2016        2015        2014        2013
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period.........        $  10.00         $    34.32  $    33.04  $    32.24  $    27.77  $    25.83
                                                     --------         ----------  ----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)............            0.07               0.84        1.09        0.90        0.72        0.67
 Net Gains (Losses) on Securities (Realized
   and Unrealized)...........................            0.91               1.12        1.18        0.95        4.62        1.95
                                                     --------         ----------  ----------  ----------  ----------  ----------
   Total from Investment Operations..........            0.98               1.96        2.27        1.85        5.34        2.62
---------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income.......................           (0.05)             (0.98)      (0.99)      (1.05)      (0.87)      (0.68)
 Net Realized Gains..........................              --              (0.31)         --          --          --          --
                                                     --------         ----------  ----------  ----------  ----------  ----------
   Total Distributions.......................           (0.05)             (1.29)      (0.99)      (1.05)      (0.87)      (0.68)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period...............        $  10.93         $    34.99  $    34.32  $    33.04  $    32.24  $    27.77
============================================  ======================= ==========  ==========  ==========  ==========  ==========
Total Return.................................            9.84%(D)           5.86%       6.89%       5.89%      19.80%      10.28%
---------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)........        $141,073         $8,281,176  $7,260,180  $6,553,192  $6,607,759  $4,677,418
Ratio of Expenses to Average Net Assets......            0.23%(C)(E)        0.18%       0.18%       0.18%       0.18%       0.18%
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived Fees
 Recovered by Advisor and Fees Paid
 Indirectly).................................            0.35%(C)(E)        0.19%       0.19%       0.19%       0.19%       0.19%
Ratio of Net Investment Income to Average
 Net Assets..................................            1.45%(C)(E)        2.43%       3.15%       2.75%       2.48%       2.42%
Portfolio Turnover Rate......................               0%(D)              1%          3%          4%          0%          1%
---------------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                       LARGE CAP INTERNATIONAL PORTFOLIO
                                                         ------------------------------------------------------------
                                                            YEAR         YEAR         YEAR        YEAR        YEAR
                                                           ENDED        ENDED        ENDED       ENDED       ENDED
                                                          OCT. 31,     OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,
                                                            2017         2016         2015        2014        2013
-----------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year...................... $    19.52  $    20.36   $    21.59   $    22.20  $    18.33
                                                         ----------  ----------   ----------   ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)......................       0.58        0.57         0.58         0.75        0.58
  Net Gains (Losses) on Securities (Realized and
   Unrealized)..........................................       4.00       (0.86)       (1.24)       (0.62)       3.90
                                                         ----------  ----------   ----------   ----------  ----------
   Total from Investment Operations.....................       4.58       (0.29)       (0.66)        0.13        4.48
-----------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.................................      (0.58)      (0.55)       (0.57)       (0.74)      (0.61)
  Net Realized Gains....................................         --          --           --           --          --
                                                         ----------  ----------   ----------   ----------  ----------
   Total Distributions..................................      (0.58)      (0.55)       (0.57)       (0.74)      (0.61)
-----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year............................ $    23.52  $    19.52   $    20.36   $    21.59  $    22.20
======================================================== ==========  ==========   ==========   ==========  ==========
Total Return............................................      23.79%      (1.30)%      (3.10)%       0.47%      24.85%
-----------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)..................... $4,723,090  $3,527,775   $3,150,334   $3,127,847  $2,755,114
Ratio of Expenses to Average Net Assets.................       0.25%       0.28%        0.29%        0.28%       0.29%
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously
 Waived Fees Recovered by Advisor and Fees Paid
 Indirectly)............................................       0.25%       0.28%        0.29%        0.28%       0.29%
Ratio of Net Investment Income to Average Net Assets....       2.72%       2.95%        2.71%        3.35%       2.90%
Portfolio Turnover Rate.................................         10%         10%          10%           4%          5%
-----------------------------------------------------------------------------------------------------------------------

                                                                        INTERNATIONAL CORE EQUITY PORTFOLIO
                                                         ----------------------------------------------------------------
                                                             YEAR         YEAR         YEAR          YEAR         YEAR
                                                            ENDED        ENDED        ENDED         ENDED        ENDED
                                                           OCT. 31,     OCT. 31,     OCT. 31,      OCT. 31,     OCT. 31,
                                                             2017         2016         2015          2014         2013
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year...................... $     11.58  $     11.69  $     12.15   $     12.57   $    10.10
                                                         -----------  -----------  -----------   -----------   ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)......................        0.34         0.32         0.32          0.38         0.31
  Net Gains (Losses) on Securities (Realized and
   Unrealized)..........................................        2.63        (0.15)       (0.45)        (0.43)        2.47
                                                         -----------  -----------  -----------   -----------   ----------
   Total from Investment Operations.....................        2.97         0.17        (0.13)        (0.05)        2.78
--------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.................................       (0.32)       (0.28)       (0.33)        (0.37)       (0.31)
  Net Realized Gains....................................          --           --           --            --           --
                                                         -----------  -----------  -----------   -----------   ----------
   Total Distributions..................................       (0.32)       (0.28)       (0.33)        (0.37)       (0.31)
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year............................ $     14.23  $     11.58  $     11.69   $     12.15   $    12.57
======================================================== ===========  ===========  ===========   ===========   ==========
Total Return............................................       26.02%        1.62%       (1.10)%       (0.55)%      27.98%
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)..................... $25,443,968  $16,983,011  $14,420,568   $12,294,542   $9,508,466
Ratio of Expenses to Average Net Assets.................        0.30%        0.38%        0.38%         0.38%        0.39%
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously
 Waived Fees Recovered by Advisor and Fees Paid
 Indirectly)............................................        0.32%        0.38%        0.38%         0.38%        0.39%
Ratio of Net Investment Income to Average Net Assets....        2.62%        2.83%        2.63%         3.01%        2.80%
Portfolio Turnover Rate.................................           6%           2%           4%            7%           3%
--------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)




                                                                           INTERNATIONAL SMALL COMPANY PORTFOLIO
                                                               -------------------------------------------------------------

                                                                   YEAR         YEAR        YEAR         YEAR        YEAR
                                                                  ENDED        ENDED       ENDED        ENDED       ENDED
                                                                 OCT. 31,     OCT. 31,    OCT. 31,     OCT. 31,    OCT. 31,
                                                                   2017         2016        2015         2014        2013
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period.......................... $     17.78  $     17.78  $    18.24  $    19.40   $    15.28
                                                               -----------  -----------  ----------  ----------   ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).............................        0.41         0.43        0.41        0.42         0.42
 Net Gains (Losses) on Securities (Realized and Unrealized)...        4.13         0.48        0.12       (0.62)        4.16
                                                               -----------  -----------  ----------  ----------   ----------
   Total from Investment Operations...........................        4.54         0.91        0.53       (0.20)        4.58
------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income........................................       (0.34)       (0.51)      (0.42)      (0.42)       (0.37)
 Net Realized Gains...........................................       (0.46)       (0.40)      (0.57)      (0.54)       (0.09)
                                                               -----------  -----------  ----------  ----------   ----------
   Total Distributions........................................       (0.80)       (0.91)      (0.99)      (0.96)       (0.46)
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period................................ $     21.52  $     17.78  $    17.78  $    18.24   $    19.40
=============================================================  ===========  ===========  ==========  ==========   ==========
Total Return..................................................       26.54%        5.43%       3.30%      (1.09)%      30.66%
------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)......................... $13,490,290  $10,387,361  $9,323,492  $8,844,517   $8,520,717
Ratio of Expenses to Average Net Assets (B)...................        0.53%        0.53%       0.54%       0.53%        0.54%
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor) (B)...............................        0.53%        0.53%       0.54%       0.53%        0.54%
Ratio of Net Investment Income to Average Net Assets..........        2.14%        2.47%       2.30%       2.15%        2.47%
------------------------------------------------------------------------------------------------------------------------------

                                                                   GLOBAL
                                                                   SMALL
                                                                  COMPANY
                                                                 PORTFOLIO
                                                               ----------
                                                                   PERIOD
                                                                  JAN. 18,
                                                                 2017(A) TO
                                                                  OCT. 31,
                                                                    2017
------------------------------------------------------------------------------
Net Asset Value, Beginning of Period..........................  $ 10.00
                                                                -------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).............................     0.14
 Net Gains (Losses) on Securities (Realized and Unrealized)...     1.39
                                                                -------
   Total from Investment Operations...........................     1.53
------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income........................................       --
 Net Realized Gains...........................................       --
                                                                -------
   Total Distributions........................................       --
------------------------------------------------------------------------------
Net Asset Value, End of Period................................  $ 11.53
=============================================================  ==========
Total Return..................................................    15.30%(D)
------------------------------------------------------------------------------
Net Assets, End of Period (thousands).........................  $15,021
Ratio of Expenses to Average Net Assets (B)...................     0.42%(C)(E)
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor) (B)...............................     1.14%(C)(E)
Ratio of Net Investment Income to Average Net Assets..........     1.74%(C)(E)
------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                     JAPANESE SMALL COMPANY PORTFOLIO
                                                                             ------------------------------------------------
                                                                               YEAR      YEAR      YEAR      YEAR      YEAR
                                                                              ENDED     ENDED     ENDED     ENDED     ENDED
                                                                             OCT. 31,  OCT. 31,  OCT. 31,  OCT. 31,  OCT. 31,
                                                                               2017      2016      2015      2014      2013
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year.......................................... $  23.01  $  20.46  $  19.15  $  19.33  $  14.99
                                                                             --------  --------  --------  --------  --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)..........................................     0.37      0.32      0.25      0.24      0.26
  Net Gains (Losses) on Securities (Realized and Unrealized)................     5.61      2.51      1.36      0.13      4.21
                                                                             --------  --------  --------  --------  --------
   Total from Investment Operations.........................................     5.98      2.83      1.61      0.37      4.47
-------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.....................................................    (0.43)    (0.28)    (0.30)    (0.55)    (0.13)
  Net Realized Gains........................................................       --        --        --        --        --
                                                                             --------  --------  --------  --------  --------
   Total Distributions......................................................    (0.43)    (0.28)    (0.30)    (0.55)    (0.13)
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................................ $  28.56  $  23.01  $  20.46  $  19.15  $  19.33
============================================================================ ========  ========  ========  ========  ========
Total Return................................................................    26.56%    14.04%     8.62%     2.00%    30.06%
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)......................................... $647,978  $509,413  $463,997  $508,190  $414,132
Ratio of Expenses to Average Net Assets (B).................................     0.54%     0.54%     0.54%     0.55%     0.56%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived Fees Recovered by Advisor) (B).......     0.64%     0.64%     0.57%     0.55%     0.56%
Ratio of Net Investment Income to Average Net Assets........................     1.50%     1.57%     1.27%     1.25%     1.51%
-------------------------------------------------------------------------------------------------------------------------------

                                                                                    ASIA PACIFIC SMALL COMPANY PORTFOLIO
                                                                             --------------------------------------------------
                                                                               YEAR      YEAR       YEAR       YEAR      YEAR
                                                                              ENDED     ENDED      ENDED      ENDED     ENDED
                                                                             OCT. 31,  OCT. 31,   OCT. 31,   OCT. 31,  OCT. 31,
                                                                               2017      2016       2015       2014      2013
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year.......................................... $  21.27  $  19.06  $  22.88   $  24.82   $  23.22
                                                                             --------  --------  --------   --------   --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)..........................................     0.74      0.71      0.75       0.83       1.01
  Net Gains (Losses) on Securities (Realized and Unrealized)................     2.45      2.24     (3.51)     (1.81)      1.37
                                                                             --------  --------  --------   --------   --------
   Total from Investment Operations.........................................     3.19      2.95     (2.76)     (0.98)      2.38
--------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.....................................................    (0.75)    (0.74)    (1.06)     (0.96)     (0.78)
  Net Realized Gains........................................................       --        --        --         --         --
                                                                             --------  --------  --------   --------   --------
   Total Distributions......................................................    (0.75)    (0.74)    (1.06)     (0.96)     (0.78)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................................ $  23.71  $  21.27  $  19.06   $  22.88   $  24.82
============================================================================ ========  ========  ========   ========   ========
Total Return................................................................    15.70%    16.18%   (12.19)%    (3.84)%    10.46%
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)......................................... $332,153  $251,575  $200,270   $364,117   $331,166
Ratio of Expenses to Average Net Assets (B).................................     0.54%     0.54%     0.55%      0.55%      0.57%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived Fees Recovered by Advisor) (B).......     0.64%     0.64%     0.57%      0.55%      0.57%
Ratio of Net Investment Income to Average Net Assets........................     3.41%     3.57%     3.67%      3.53%      4.26%
--------------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                UNITED KINGDOM SMALL COMPANY PORTFOLIO
                                                                             --------------------------------------------
                                                                               YEAR     YEAR      YEAR     YEAR     YEAR
                                                                              ENDED    ENDED     ENDED    ENDED    ENDED
                                                                             OCT. 31, OCT. 31,  OCT. 31, OCT. 31, OCT. 31,
                                                                               2017     2016      2015     2014     2013
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year.......................................... $ 27.21  $ 35.50   $ 35.92  $ 36.96  $ 27.81
                                                                             -------  -------   -------  -------  -------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)..........................................    0.87     1.18      1.06     0.95     0.88
  Net Gains (Losses) on Securities (Realized and Unrealized)................    6.67    (6.55)     1.95    (0.65)    9.17
                                                                             -------  -------   -------  -------  -------
   Total from Investment Operations.........................................    7.54    (5.37)     3.01     0.30    10.05
---------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.....................................................   (0.93)   (1.29)    (1.05)   (0.93)   (0.90)
  Net Realized Gains........................................................   (1.15)   (1.63)    (2.38)   (0.41)      --
                                                                             -------  -------   -------  -------  -------
   Total Distributions......................................................   (2.08)   (2.92)    (3.43)   (1.34)   (0.90)
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................................ $ 32.67  $ 27.21   $ 35.50  $ 35.92  $ 36.96
============================================================================ ======== ========  ======== ======== ========
Total Return................................................................   29.28%  (16.20)%    9.43%    0.73%   36.81%
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)......................................... $45,177  $32,323   $35,637  $35,050  $37,096
Ratio of Expenses to Average Net Assets (B).................................    0.59%    0.59%     0.58%    0.58%    0.59%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived Fees Recovered by Advisor and Fees
 Paid Indirectly) (B).......................................................    0.71%    0.71%     0.62%    0.62%    0.63%
Ratio of Net Investment Income to Average Net Assets........................    2.93%    3.87%     2.99%    2.50%    2.79%
---------------------------------------------------------------------------------------------------------------------------

                                                                                           CONTINENTAL SMALL COMPANY PORTFOLIO
                                                                             ---------------------------------------------------
                                                                                 YEAR         YEAR         YEAR         YEAR
                                                                                ENDED        ENDED        ENDED        ENDED
                                                                               OCT. 31,     OCT. 31,     OCT. 31,     OCT. 31,
                                                                                 2017         2016         2015         2014
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year.......................................... $  21.48     $  20.74     $  19.34     $  20.26
                                                                             --------     --------     --------     --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)..........................................     0.45         0.43         0.43         0.42
  Net Gains (Losses) on Securities (Realized and Unrealized)................     6.73         0.72         1.38        (0.90)
                                                                             --------     --------     --------     --------
   Total from Investment Operations.........................................     7.18         1.15         1.81        (0.48)
---------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.....................................................    (0.42)       (0.41)       (0.41)       (0.44)
  Net Realized Gains........................................................       --           --           --           --
                                                                             --------     --------     --------     --------
   Total Distributions......................................................    (0.42)       (0.41)       (0.41)       (0.44)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................................ $  28.24     $  21.48     $  20.74     $  19.34
============================================================================ ========     ========     ========     ========
Total Return................................................................    33.68%        5.70%        9.37%       (2.68)%
---------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)......................................... $592,347     $292,117     $278,024     $168,961
Ratio of Expenses to Average Net Assets (B).................................     0.56%(B)     0.54%(B)     0.55%(B)     0.56%(B)
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived Fees Recovered by Advisor and Fees
 Paid Indirectly) (B).......................................................     0.66%(B)     0.64%(B)     0.58%(B)     0.56%(B)
Ratio of Net Investment Income to Average Net Assets........................     1.78%        2.08%        2.09%        1.97%
---------------------------------------------------------------------------------------------------------------------------------

                                                                             ---------
                                                                                 YEAR
                                                                                ENDED
                                                                               OCT. 31,
                                                                                 2013
-----------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year.......................................... $  14.51
                                                                             --------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)..........................................     0.37
  Net Gains (Losses) on Securities (Realized and Unrealized)................     5.78
                                                                             --------
   Total from Investment Operations.........................................     6.15
-----------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.....................................................    (0.40)
  Net Realized Gains........................................................       --
                                                                             --------
   Total Distributions......................................................    (0.40)
-----------------------------------------------------------------------------------------
Net Asset Value, End of Year................................................ $  20.26
============================================================================ ========
Total Return................................................................    42.99%
-----------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)......................................... $170,806
Ratio of Expenses to Average Net Assets (B).................................     0.58%(B)
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived Fees Recovered by Advisor and Fees
 Paid Indirectly) (B).......................................................     0.58%(B)
Ratio of Net Investment Income to Average Net Assets........................     2.16%
-----------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                         DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO
                                                    -----------------------------------------------------------  --------------
                                                       YEAR        YEAR         YEAR        YEAR        YEAR          YEAR
                                                      ENDED       ENDED        ENDED       ENDED       ENDED         ENDED
                                                     OCT. 31,    OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,      OCT. 31,
                                                       2017        2016         2015        2014        2013          2017
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year................. $     5.23  $     5.27  $     5.63   $     5.48  $     5.67  $    10.84
                                                    ----------  ----------  ----------   ----------  ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A).................       0.21        0.20        0.19         0.22        0.22        0.43
  Net Gains (Losses) on Securities (Realized and
   Unrealized).....................................       0.04       (0.15)      (0.22)        0.19        0.25        0.15
                                                    ----------  ----------  ----------   ----------  ----------  ----------
   Total from Investment Operations................       0.25        0.05       (0.03)        0.41        0.47        0.58
--------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income............................      (0.41)      (0.09)      (0.33)       (0.26)      (0.66)      (0.49)
  Net Realized Gains...............................         --          --          --           --          --       (0.03)
                                                    ----------  ----------  ----------   ----------  ----------  ----------
   Total Distributions.............................      (0.41)      (0.09)      (0.33)       (0.26)      (0.66)      (0.52)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year....................... $     5.07  $     5.23  $     5.27   $     5.63  $     5.48  $    10.90
=================================================== ==========  ==========  ==========   ==========  ==========  ==========
Total Return.......................................       5.46%       1.05%      (0.37)%       8.21%       9.24%       5.82%
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)................ $5,497,753  $4,181,623  $3,540,092   $3,088,376  $2,158,977  $6,753,782
Ratio of Expenses to Average Net Assets............       0.28%       0.28%       0.32%        0.38%       0.39%       0.24%(B)
Ratio of Expenses to Average Net Assets (Excluding
 Fees (Waived), (Expenses Reimbursed), and/or
 Previously Waived Fees Recovered by Advisor and
 Fees Paid Indirectly).............................       0.28%       0.28%       0.32%        0.38%       0.39%       0.37%(B)
Ratio of Net Investment Income to Average Net
 Assets............................................       4.19%       3.71%       3.64%        4.14%       4.07%       4.03%
Portfolio Turnover Rate............................          1%          1%          2%           1%          5%          2%
--------------------------------------------------------------------------------------------------------------------------------

                                                     DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO
                                                    --------------------------------------------------------
                                                         YEAR           YEAR           YEAR           YEAR
                                                        ENDED          ENDED          ENDED          ENDED
                                                       OCT. 31,       OCT. 31,       OCT. 31,       OCT. 31,
                                                         2016           2015           2014           2013
---------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year................. $    10.59     $    10.63     $     9.59     $     9.33
                                                    ----------     ----------     ----------     ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A).................       0.27           0.44           0.31           0.49
  Net Gains (Losses) on Securities (Realized and
   Unrealized).....................................       0.23          (0.09)          1.05           0.37
                                                    ----------     ----------     ----------     ----------
   Total from Investment Operations................       0.50           0.35           1.36           0.86
---------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income............................      (0.25)         (0.39)         (0.32)         (0.60)
  Net Realized Gains...............................         --             --             --             --
                                                    ----------     ----------     ----------     ----------
   Total Distributions.............................      (0.25)         (0.39)         (0.32)         (0.60)
---------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year....................... $    10.84     $    10.59     $    10.63     $     9.59
=================================================== ==========     ==========     ==========     ==========
Total Return.......................................       4.87%          3.44%         14.98%          9.74%
---------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)................ $4,888,955     $4,059,916     $3,305,472     $2,082,707
Ratio of Expenses to Average Net Assets............       0.24%(B)       0.27%(B)       0.32%(B)       0.32%(B)
Ratio of Expenses to Average Net Assets (Excluding
 Fees (Waived), (Expenses Reimbursed), and/or
 Previously Waived Fees Recovered by Advisor and
 Fees Paid Indirectly).............................       0.38%(B)       0.45%(B)       0.55%(B)       0.55%(B)
Ratio of Net Investment Income to Average Net
 Assets............................................       2.45%          4.16%          3.21%          5.18%
Portfolio Turnover Rate............................          2%             1%           N/A            N/A
---------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                   DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
                                                         ---------------------------------------------------------------
                                                             YEAR         YEAR         YEAR         YEAR         YEAR
                                                            ENDED        ENDED        ENDED        ENDED        ENDED
                                                           OCT. 31,     OCT. 31,     OCT. 31,     OCT. 31,     OCT. 31,
                                                             2017         2016         2015         2014         2013
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year...................... $     19.31  $     19.44  $     19.55  $     20.17  $     15.16
                                                         -----------  -----------  -----------  -----------  -----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)......................        0.39         0.44         0.38         0.37         0.37
  Net Gains (Losses) on Securities (Realized and
   Unrealized)..........................................        4.72         0.29         0.22        (0.34)        5.21
                                                         -----------  -----------  -----------  -----------  -----------
   Total from Investment Operations.....................        5.11         0.73         0.60         0.03         5.58
--------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.................................       (0.29)       (0.58)       (0.37)       (0.35)       (0.36)
  Net Realized Gains....................................       (0.62)       (0.28)       (0.34)       (0.30)       (0.21)
                                                         -----------  -----------  -----------  -----------  -----------
   Total Distributions..................................       (0.91)       (0.86)       (0.71)       (0.65)       (0.57)
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year............................ $     23.51  $     19.31  $     19.44  $     19.55  $     20.17
======================================================== ===========  ===========  ===========  ===========  ===========
Total Return............................................       27.49%        4.09%        3.31%        0.13%       37.79%
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)..................... $16,162,471  $13,009,729  $12,577,575  $11,684,771  $11,148,899
Ratio of Expenses to Average Net Assets.................        0.68%        0.68%        0.69%        0.68%        0.69%
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously
 Waived Fees Recovered by Advisor and Fees Paid
 Indirectly)............................................        0.68%        0.68%        0.69%        0.68%        0.69%
Ratio of Net Investment Income to Average Net Assets....        1.85%        2.38%        1.94%        1.78%        2.16%
Portfolio Turnover Rate.................................          21%          19%          18%           8%           9%
--------------------------------------------------------------------------------------------------------------------------

                                                                     INTERNATIONAL VECTOR EQUITY PORTFOLIO
                                                         ------------------------------------------------------------
                                                            YEAR        YEAR         YEAR         YEAR        YEAR
                                                           ENDED       ENDED        ENDED        ENDED       ENDED
                                                          OCT. 31,    OCT. 31,     OCT. 31,     OCT. 31,    OCT. 31,
                                                            2017        2016         2015         2014        2013
----------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year...................... $    10.78  $    10.76  $    11.26   $    11.75   $     9.33
                                                         ----------  ----------  ----------   ----------   ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)......................       0.28        0.28        0.28         0.32         0.26
  Net Gains (Losses) on Securities (Realized and
   Unrealized)..........................................       2.57        0.05       (0.41)       (0.43)        2.44
                                                         ----------  ----------  ----------   ----------   ----------
   Total from Investment Operations.....................       2.85        0.33       (0.13)       (0.11)        2.70
----------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.................................      (0.28)      (0.27)      (0.27)       (0.30)       (0.25)
  Net Realized Gains....................................      (0.02)      (0.04)      (0.10)       (0.08)       (0.03)
                                                         ----------  ----------  ----------   ----------   ----------
   Total Distributions..................................      (0.30)      (0.31)      (0.37)       (0.38)       (0.28)
----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year............................ $    13.33  $    10.78  $    10.76   $    11.26   $    11.75
======================================================== ==========  ==========  ==========   ==========   ==========
Total Return............................................      26.83%       3.21%      (1.14)%      (1.05)%      29.52%
----------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)..................... $2,529,852  $1,856,474  $1,594,914   $1,305,553   $1,090,774
Ratio of Expenses to Average Net Assets.................       0.49%       0.49%       0.50%        0.49%        0.51%
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously
 Waived Fees Recovered by Advisor and Fees Paid
 Indirectly)............................................       0.49%       0.49%       0.50%        0.49%        0.51%
Ratio of Net Investment Income to Average Net Assets....       2.36%       2.73%       2.50%        2.64%        2.51%
Portfolio Turnover Rate.................................          5%          4%          8%           8%           2%
----------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                              INTERNATIONAL
                                                  HIGH
                                                RELATIVE
                                              PROFITABILITY
                                                PORTFOLIO                        WORLD EX U.S. VALUE PORTFOLIO
                                              -------------     ------------------------------------------------------------
                                                 PERIOD
                                                 MAY 16,            YEAR         YEAR         YEAR         YEAR         YEAR
                                               2017(A) TO          ENDED        ENDED        ENDED        ENDED        ENDED
                                                OCT. 31,          OCT. 31,     OCT. 31,     OCT. 31,     OCT. 31,     OCT. 31,
                                                  2017              2017         2016         2015         2014         2013
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period.........    $ 10.00        $  10.31     $  10.28     $  11.43     $  11.93     $   9.94
                                                 -------        --------     --------     --------     --------     --------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)............       0.08            0.31         0.31         0.30         0.42         0.29
 Net Gains (Losses) on Securities (Realized
   and Unrealized)...........................       0.66            2.33         0.03        (1.18)       (0.50)        2.02
                                                 -------        --------     --------     --------     --------     --------
   Total from Investment Operations..........       0.74            2.64         0.34        (0.88)       (0.08)        2.31
--------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income.......................      (0.06)          (0.24)       (0.31)       (0.27)       (0.42)       (0.32)
 Net Realized Gains..........................         --              --           --           --           --           --
                                                 -------        --------     --------     --------     --------     --------
   Total Distributions.......................      (0.06)          (0.24)       (0.31)       (0.27)       (0.42)       (0.32)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period...............    $ 10.68        $  12.71     $  10.31     $  10.28     $  11.43     $  11.93
============================================  =============     ========     ========     ========     ========     ========
Total Return.................................       7.38%(D)       25.97%        3.54%       (7.77)%      (0.81)%      23.61%
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)........    $67,793        $246,551     $188,154     $155,301     $113,951     $117,587
Ratio of Expenses to Average Net Assets......       0.31%(C)(E)     0.52%(B)     0.53%(B)     0.53%(B)     0.57%(B)     0.60%(B)
Ratio of Expenses to Average Net Assets
 (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived Fees
 Recovered by Advisor and Fees Paid
 Indirectly).................................       0.65%(C)(E)     0.75%(B)     0.76%(B)     0.75%(B)     0.76%(B)     0.76%(B)
Ratio of Net Investment Income to Average
 Net Assets..................................       1.76%(C)(E)     2.69%        3.20%        2.69%        3.54%        2.61%
Portfolio Turnover Rate......................          2%(D)         N/A          N/A          N/A          N/A          N/A
--------------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                        WORLD EX U.S. TARGETED VALUE PORTFOLIO
                                                               -------------------------------------------------
                                                                                                            PERIOD
                                                                 YEAR      YEAR       YEAR      YEAR       NOV. 1,
                                                                ENDED     ENDED      ENDED     ENDED      2012(A) TO
                                                               OCT. 31,  OCT. 31,   OCT. 31,  OCT. 31,     OCT. 31,
                                                                 2017      2016       2015      2014         2013
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period.......................... $  12.04  $  11.44  $  12.08   $  12.46   $ 10.00
                                                               --------  --------  --------   --------   -------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).............................     0.28      0.25      0.23       0.23      0.20
 Net Gains (Losses) on Securities (Realized and Unrealized)...     3.01      0.55     (0.58)     (0.22)     2.46
                                                               --------  --------  --------   --------   -------
   Total from Investment Operations...........................     3.29      0.80     (0.35)      0.01      2.66
------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income........................................    (0.27)    (0.20)    (0.26)     (0.24)    (0.20)
 Net Realized Gains...........................................       --        --     (0.03)     (0.15)       --
                                                               --------  --------  --------   --------   -------
   Total Distributions........................................    (0.27)    (0.20)    (0.29)     (0.39)    (0.20)
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period................................ $  15.06  $  12.04  $  11.44   $  12.08   $ 12.46
=============================================================  ========  ========  ========   ========  ==========
Total Return..................................................    27.61%     7.18%    (2.88)%     0.06%    26.90%(D)
------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)......................... $466,504  $281,212  $227,731   $151,096   $96,010
Ratio of Expenses to Average Net Assets.......................     0.67%     0.76%     0.65%      0.69%     0.79%(C)(E)
Ratio of Expenses to Average Net Assets (Excluding Fees Paid
 Indirectly) (B)..............................................     0.67%     0.77%     1.06%      1.17%     1.27%(C)(E)
Ratio of Net Investment Income to Average Net Assets..........     2.04%     2.18%     1.95%      1.84%     1.78%(C)(E)
Portfolio Turnover Rate.......................................       17%       28%        1%       N/A       N/A
------------------------------------------------------------------------------------------------------------------------

                                                                             WORLD EX U.S. CORE EQUITY PORTFOLIO
                                                               ---------------------------------------------------------
                                                                                                                   PERIOD
                                                                  YEAR        YEAR         YEAR        YEAR       APRIL 9,
                                                                 ENDED       ENDED        ENDED       ENDED      2013(A) TO
                                                                OCT. 31,    OCT. 31,     OCT. 31,    OCT. 31,     OCT. 31,
                                                                  2017        2016         2015        2014         2013
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period.......................... $     9.93  $     9.83  $    10.49   $  10.77    $  10.00
                                                               ----------  ----------  ----------   --------    --------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).............................       0.27        0.26        0.26       0.28        0.18
 Net Gains (Losses) on Securities (Realized and Unrealized)...       2.21        0.08       (0.72)     (0.27)       0.77
                                                               ----------  ----------  ----------   --------    --------
   Total from Investment Operations...........................       2.48        0.34       (0.46)      0.01        0.95
-------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income........................................      (0.26)      (0.24)      (0.20)     (0.28)      (0.18)
 Net Realized Gains...........................................         --          --          --      (0.01)         --
                                                               ----------  ----------  ----------   --------    --------
   Total Distributions........................................      (0.26)      (0.24)      (0.20)     (0.29)      (0.18)
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period................................ $    12.15  $     9.93  $     9.83   $  10.49    $  10.77
=============================================================  ==========  ==========  ==========   ========   ==========
Total Return..................................................      25.33%       3.58%      (4.50)%    (0.04)%      9.62%(D)
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (thousands)......................... $2,805,367  $1,656,445  $1,170,828   $406,648    $129,720
Ratio of Expenses to Average Net Assets.......................       0.40%       0.47%       0.47%      0.47%       0.47%(C)(E)
Ratio of Expenses to Average Net Assets (Excluding Fees Paid
 Indirectly) (B)..............................................       0.40%       0.47%       0.52%      0.88%       0.97%(C)(E)
Ratio of Net Investment Income to Average Net Assets..........       2.48%       2.67%       2.54%      2.59%       3.12%(C)(E)
Portfolio Turnover Rate.......................................          4%          1%          1%       N/A         N/A
-------------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                       WORLD CORE EQUITY PORTFOLIO
                                                                             -----------------------------------------------
                                                                               YEAR      YEAR       YEAR      YEAR     YEAR
                                                                              ENDED     ENDED      ENDED     ENDED    ENDED
                                                                             OCT. 31,  OCT. 31,   OCT. 31,  OCT. 31, OCT. 31,
                                                                               2017      2016       2015      2014     2013
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year.......................................... $  13.14  $  12.94  $  13.33   $ 12.71   $10.24
                                                                             --------  --------  --------   -------   ------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)..........................................     0.29      0.27      0.26      0.17     0.23
  Net Gains (Losses) on Securities (Realized and Unrealized)................     2.98      0.20     (0.35)     0.87     2.47
                                                                             --------  --------  --------   -------   ------
   Total from Investment Operations.........................................     3.27      0.47     (0.09)     1.04     2.70
------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.....................................................    (0.30)    (0.26)    (0.26)    (0.24)   (0.23)
  Net Realized Gains........................................................    (0.05)    (0.01)    (0.04)    (0.18)      --
                                                                             --------  --------  --------   -------   ------
   Total Distributions......................................................    (0.35)    (0.27)    (0.30)    (0.42)   (0.23)
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................................ $  16.06  $  13.14  $  12.94   $ 13.33   $12.71
============================================================================ ========  ========  ========   ======== ========
Total Return................................................................    25.14%     3.73%    (0.61)%    8.36%   26.77%
------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)......................................... $546,891  $370,229  $202,655   $75,707   $1,728
Ratio of Expenses to Average Net Assets (B).................................     0.35%     0.35%     0.35%     0.35%    0.40%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived Fees Recovered by Advisor) (B).......     0.60%     0.64%     0.65%     0.97%    5.71%
Ratio of Net Investment Income to Average Net Assets........................     1.95%     2.14%     1.95%     1.27%    2.01%
------------------------------------------------------------------------------------------------------------------------------

                                                                                SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO
                                                                             ------------------------------------------------
                                                                               YEAR      YEAR       YEAR      YEAR      YEAR
                                                                              ENDED     ENDED      ENDED     ENDED     ENDED
                                                                             OCT. 31,  OCT. 31,   OCT. 31,  OCT. 31,  OCT. 31,
                                                                               2017      2016       2015      2014      2013
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year.......................................... $  13.67  $  13.50  $  14.20   $  13.63  $ 10.87
                                                                             --------  --------  --------   --------  -------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)..........................................     0.29      0.26      0.27       0.27     0.24
  Net Gains (Losses) on Securities (Realized and Unrealized)................     2.98      0.30     (0.34)      0.76     2.65
                                                                             --------  --------  --------   --------  -------
   Total from Investment Operations.........................................     3.27      0.56     (0.07)      1.03     2.89
------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income.....................................................    (0.30)    (0.35)    (0.42)     (0.32)   (0.10)
  Net Realized Gains........................................................    (0.12)    (0.04)    (0.21)     (0.14)   (0.03)
                                                                             --------  --------  --------   --------  -------
   Total Distributions......................................................    (0.42)    (0.39)    (0.63)     (0.46)   (0.13)
------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................................ $  16.52  $  13.67  $  13.50   $  14.20  $ 13.63
============================================================================ ========  ========  ========   ========  ========
Total Return................................................................    24.54%     4.32%    (0.34)%     7.83%   26.86%
------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)......................................... $402,204  $289,904  $245,106   $147,276  $91,348
Ratio of Expenses to Average Net Assets (B).................................     0.35%     0.35%     0.40%      0.40%    0.40%
Ratio of Expenses to Average Net Assets (Excluding Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived Fees Recovered by Advisor) (B).......     0.62%     0.64%     0.66%      0.69%    0.72%
Ratio of Net Investment Income to Average Net Assets........................     1.90%     2.03%     1.93%      1.94%    1.93%
------------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                EMERGING MARKETS PORTFOLIO
                                                               -----------------------------------------------------------
                                                                  YEAR        YEAR         YEAR        YEAR        YEAR
                                                                 ENDED       ENDED        ENDED       ENDED       ENDED
                                                                OCT. 31,    OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,
                                                                  2017        2016         2015        2014        2013
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year............................ $    24.12  $    22.17  $    26.64   $    26.97  $    26.06
                                                               ----------  ----------  ----------   ----------  ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).............................       0.49        0.45        0.49         0.56        0.52
 Net Gains (Losses) on Securities (Realized and Unrealized)...       5.43        1.95       (4.54)       (0.20)       1.17
                                                               ----------  ----------  ----------   ----------  ----------
   Total from Investment Operations...........................       5.92        2.40       (4.05)        0.36        1.69
----------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income........................................      (0.49)      (0.45)      (0.42)       (0.53)      (0.50)
 Net Realized Gains...........................................         --          --          --        (0.16)      (0.28)
                                                               ----------  ----------  ----------   ----------  ----------
   Total Distributions........................................      (0.49)      (0.45)      (0.42)       (0.69)      (0.78)
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year.................................. $    29.55  $    24.12  $    22.17   $    26.64  $    26.97
=============================================================  ==========  ==========  ==========   ==========  ==========
Total Return..................................................      24.83%      11.01%     (15.24)%       1.33%       6.58%
----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)........................... $6,632,914  $4,915,400  $4,321,530   $4,073,698  $3,655,740
Ratio of Expenses to Average Net Assets (B)...................       0.50%       0.56%       0.57%        0.56%       0.57%
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor) (B)...............................       0.60%       0.66%       0.60%        0.56%       0.57%
Ratio of Net Investment Income to Average Net Assets..........       1.88%       2.04%       1.97%        2.11%       1.97%
----------------------------------------------------------------------------------------------------------------------------

                                                                           EMERGING MARKETS SMALL CAP PORTFOLIO
                                                               -----------------------------------------------------------
                                                                  YEAR        YEAR         YEAR        YEAR        YEAR
                                                                 ENDED       ENDED        ENDED       ENDED       ENDED
                                                                OCT. 31,    OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,
                                                                  2017        2016         2015        2014        2013
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year............................ $    20.39  $    18.51  $    21.42   $    21.10  $    20.33
                                                               ----------  ----------  ----------   ----------  ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).............................       0.49        0.45        0.43         0.43        0.40
 Net Gains (Losses) on Securities (Realized and Unrealized)...       3.58        2.04       (2.53)        0.62        1.37
                                                               ----------  ----------  ----------   ----------  ----------
   Total from Investment Operations...........................       4.07        2.49       (2.10)        1.05        1.77
---------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income........................................      (0.51)      (0.47)      (0.41)       (0.40)      (0.39)
 Net Realized Gains...........................................      (0.46)      (0.14)      (0.40)       (0.33)      (0.61)
                                                               ----------  ----------  ----------   ----------  ----------
   Total Distributions........................................      (0.97)      (0.61)      (0.81)       (0.73)      (1.00)
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year.................................. $    23.49  $    20.39  $    18.51   $    21.42  $    21.10
=============================================================  ==========  ==========  ==========   ==========  ==========
Total Return..................................................      21.00%      13.96%      (9.88)%       5.12%       8.92%
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)........................... $7,249,717  $5,459,509  $4,845,174   $4,860,603  $4,041,863
Ratio of Expenses to Average Net Assets (B)...................       0.73%       0.72%       0.73%        0.72%       0.75%
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor) (B)...............................       0.93%       0.92%       0.78%        0.72%       0.75%
Ratio of Net Investment Income to Average Net Assets..........       2.32%       2.43%       2.16%        2.02%       1.91%
---------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                            EMERGING MARKETS VALUE PORTFOLIO-CLASS R2 SHARES
                                                                            ----------------------------------------------
                                                                              YEAR      YEAR     YEAR      YEAR      YEAR
                                                                             ENDED     ENDED    ENDED     ENDED     ENDED
                                                                            OCT. 31,  OCT. 31, OCT. 31,  OCT. 31,  OCT. 31,
                                                                              2017      2016     2015      2014      2013
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year......................................... $ 24.71   $ 22.18  $ 27.79   $ 29.27   $  28.21
                                                                            -------   -------  -------   -------   --------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)..........................................    0.31      0.46     0.49      0.59       0.47
 Net Gains (Losses) on Securities (Realized and Unrealized)................    5.60      2.75    (5.61)    (1.10)      1.68
                                                                            -------   -------  -------   -------   --------
   Total from Investment Operations........................................    5.91      3.21    (5.12)    (0.51)      2.15
----------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income.....................................................   (0.49)    (0.68)   (0.49)    (0.55)     (0.50)
 Net Realized Gains........................................................      --        --       --     (0.42)     (0.59)
                                                                            -------   -------  -------   -------   --------
   Total Distributions.....................................................   (0.49)    (0.68)   (0.49)    (0.97)     (1.09)
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year............................................... $ 30.13   $ 24.71  $ 22.18   $ 27.79   $  29.27
==========================================================================  ========  ======== ========  ========  ========
Total Return...............................................................   24.11%    14.98%  (18.49)%   (1.75)%     7.75%
----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)........................................ $31,198   $97,923  $74,076   $99,066   $106,070
Ratio of Expenses to Average Net Assets (B)................................    0.81%     0.81%    0.81%     0.80%      0.82%
Ratio of Expenses to Average Net Assets (Fees (Waived), (Expenses
 Reimbursed), and/or Previously Waived Fees Recovered by Advisor and Fees
 Paid Indirectly) (B)......................................................    0.91%     0.91%    0.84%     0.80%      0.82%
Ratio of Net Investment Income to Average Net Assets.......................    1.19%     2.08%    1.93%     2.09%      1.65%
----------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                  EMERGING MARKETS VALUE PORTFOLIO-INSTITUTIONAL CLASS SHARES
                                                               -----------------------------------------------------------------
                                                                   YEAR         YEAR         YEAR          YEAR          YEAR
                                                                  ENDED        ENDED        ENDED         ENDED         ENDED
                                                                 OCT. 31,     OCT. 31,     OCT. 31,      OCT. 31,      OCT. 31,
                                                                   2017         2016         2015          2014          2013
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year............................ $     24.84  $     22.22  $     27.81   $     29.28   $     28.22
                                                               -----------  -----------  -----------   -----------   -----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).............................        0.61         0.51         0.54          0.66          0.55
 Net Gains (Losses) on Securities (Realized and Unrealized)...        5.40         2.77        (5.60)        (1.10)         1.67
                                                               -----------  -----------  -----------   -----------   -----------
   Total from Investment Operations...........................        6.01         3.28        (5.06)        (0.44)         2.22
---------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income........................................       (0.53)       (0.66)       (0.53)        (0.61)        (0.57)
 Net Realized Gains...........................................          --           --           --         (0.42)        (0.59)
                                                               -----------  -----------  -----------   -----------   -----------
   Total Distributions........................................       (0.53)       (0.66)       (0.53)        (1.03)        (1.16)
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year.................................. $     30.32  $     24.84  $     22.22   $     27.81   $     29.28
=============================================================  ===========  ===========  ===========   ===========   ===========
Total Return..................................................       24.41%       15.23%      (18.27)%       (1.51)%        8.01%
---------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)........................... $19,383,230  $16,304,321  $14,834,888   $18,647,276   $19,162,837
Ratio of Expenses to Average Net Assets (B)...................        0.57%        0.56%        0.56%         0.55%         0.57%
Ratio of Expenses to Average Net Assets (Fees (Waived),
 (Expenses Reimbursed), and/or Previously Waived Fees
 Recovered by Advisor and Fees Paid Indirectly) (B)...........        0.67%        0.66%        0.59%         0.55%         0.57%
Ratio of Net Investment Income to Average Net Assets..........        2.23%        2.31%        2.12%         2.35%         1.91%
---------------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                            EMERGING MARKETS CORE EQUITY PORTFOLIO
                                                               ----------------------------------------------------------------
                                                                   YEAR         YEAR         YEAR          YEAR         YEAR
                                                                  ENDED        ENDED        ENDED         ENDED        ENDED
                                                                 OCT. 31,     OCT. 31,     OCT. 31,      OCT. 31,     OCT. 31,
                                                                   2017         2016         2015          2014         2013
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year............................ $     18.40  $     16.81  $     20.08   $     20.09  $     19.00
                                                               -----------  -----------  -----------   -----------  -----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A).............................        0.42         0.37         0.39          0.42         0.39
 Net Gains (Losses) on Securities (Realized and Unrealized)...        3.95         1.59        (3.29)        (0.03)        1.07
                                                               -----------  -----------  -----------   -----------  -----------
   Total from Investment Operations...........................        4.37         1.96        (2.90)         0.39         1.46
--------------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income........................................       (0.39)       (0.37)       (0.37)        (0.40)       (0.37)
                                                               -----------  -----------  -----------   -----------  -----------
   Total Distributions........................................       (0.39)       (0.37)       (0.37)        (0.40)       (0.37)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year.................................. $     22.38  $     18.40  $     16.81   $     20.08  $     20.09
=============================================================  ===========  ===========  ===========   ===========  ===========
Total Return..................................................       24.02%       11.87%      (14.49)%        1.89%        7.75%
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)........................... $27,085,722  $18,712,966  $14,856,878   $15,727,547  $13,020,962
Ratio of Expenses to Average Net Assets.......................        0.55%        0.61%        0.62%         0.61%        0.63%
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor and Fees Paid Indirectly)..........        0.56%        0.61%        0.62%         0.61%        0.63%
Ratio of Net Investment Income to Average Net Assets..........        2.08%        2.20%        2.06%         2.10%        1.97%
Portfolio Turnover Rate.......................................           4%           3%           5%            2%           1%
--------------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS


A. ORGANIZATION:

   DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of one hundred operational portfolios, of which thirty-four (the "Portfolios") are included in this section of the report. The remaining operational portfolios are presented in separate reports. The Portfolios are investment companies, and accordingly, follow the accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Certification ("ASC") Topic 946, "Financial Services-Investment Companies."

   Of the Portfolios, seven invest all of their assets in a corresponding series of The DFA Investment Trust Company ("DFAITC") and one invests in the Dimensional Emerging Markets Value Fund ("DEM"). International Small Company Portfolio invests in five Portfolios (the "Master Fund" or "Underlying Fund") within DFAITC. Global Small Company Portfolio invests in seven Master/Underlying Funds within the Fund and DFAITC. DFA Global Real Estate Securities Portfolio invests in two Master/Underlying Funds within the Fund and directly in securities. World ex U.S. Value Portfolio invests in three Master/Underlying Funds within the Fund, DFAITC, and DEM. World Core Equity Portfolio and Selectively Hedged Global Equity Portfolio each invest in three Master/Underlying Funds within the Fund. At October 31, 2017, the following Portfolios were the owner of record of the following approximate percentages of the total outstanding shares of the following Master/Underlying Funds as detailed below:

                                                                                         PERCENTAGE
                                                                                          OWNERSHIP
FEEDER FUNDS                                   MASTER/UNDERLYING FUNDS                   AT 10/31/17
------------                                   -----------------------                   -----------
U.S. Large Cap Value Portfolio                 The U.S. Large Cap Value Series               86%
Japanese Small Company Portfolio               The Japanese Small Company Series             16%
Asia Pacific Small Company Portfolio           The Asia Pacific Small Company Series         18%
United Kingdom Small Company Portfolio         The United Kingdom Small Company Series        2%
Continental Small Company Portfolio            The Continental Small Company Series          10%
Emerging Markets Portfolio                     The Emerging Markets Series                   99%
Emerging Markets Small Cap Portfolio           The Emerging Markets Small Cap Series         99%
Emerging Markets Value Portfolio               Dimensional Emerging Markets Value Fund       99%

                                                                                         PERCENTAGE
                                                                                          OWNERSHIP
FUND OF FUNDS                                  MASTER/UNDERLYING FUNDS                   AT 10/31/17
-------------                                  -----------------------                   -----------
International Small Company Portfolio          The Continental Small Company Series          89%
                                               The Japanese Small Company Series             84%
                                               The United Kingdom Small Company Series       96%
                                               The Asia Pacific Small Company Series         82%
                                               The Canadian Small Company Series             98%
Global Small Company Portfolio                 U.S. Small Cap Portfolio                      --*
                                               The Continental Small Company Series          --*
                                               The Japanese Small Company Series             --*
                                               The Asia Pacific Small Company Series         --*
                                               The United Kingdom Small Company Series       --*
                                               The Emerging Markets Small Cap Series         --*
                                               The Canadian Small Company Series             --*
DFA Global Real Estate Securities Portfolio**  DFA Real Estate Securities Portfolio          19%
                                               DFA International Real Estate Securities      43%
                                                 Portfolio

                                                                                         PERCENTAGE
                                                                                          OWNERSHIP
FUND OF FUNDS                               MASTER/UNDERLYING FUNDS                      AT 10/31/17
-------------                               -----------------------                      -----------
World ex U.S. Value Portfolio               Dimensional Emerging Markets Value Fund          --*
                                            DFA International Small Cap Value Portfolio      --*
                                            The DFA International Value Series                1%
World Core Equity Portfolio                 U.S. Core Equity 1 Portfolio                      1%
                                            International Core Equity Portfolio               1%
                                            Emerging Markets Core Equity Portfolio           --*
Selectively Hedged Global Equity Portfolio  U.S. Core Equity 2 Portfolio                      1%
                                            International Core Equity Portfolio               1%
                                            Emerging Markets Core Equity Portfolio           --*

* Amounts designated as -- are less than 1%.

**DFA Global Real Estate Securities Portfolio invests in two Master/Underlying
  Funds as indicated and securities listed on its Summary Schedule of Investments.

   To achieve its investment objective, each feeder fund (collectively, "Feeder Funds") and Fund of Funds invests primarily in corresponding Master Funds as indicated above. The DFA Global Real Estate Securities Portfolio may pursue its investment objective by investing its assets in its Master/Underlying Funds and/or directly in securities of companies in the real estate industry. Each Feeder Fund and Fund of Funds also invest in short-term temporary cash investments and futures. In addition, each international and global Fund of Funds may engage in forward currency contracts.

   The financial statements of the Feeder Funds' Master Funds are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Funds.

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   Securities held by Enhanced U.S. Large Company Portfolio, U.S. Large Cap Equity Portfolio, U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio, DFA Real Estate Securities Portfolio and U.S. High Relative Profitability Portfolio (the "Domestic Equity Portfolios") and Large Cap International Portfolio, International Core Equity Portfolio, DFA International Real Estate Securities Portfolio, DFA Global Real Estate Securities Portfolio, DFA International Small Cap Value Portfolio, International Vector Equity Portfolio, World ex U.S. Targeted Value Portfolio, World ex U.S. Core Equity Portfolio, Emerging Markets Core Equity Portfolio and International High Relative Profitability Portfolio (the "International Equity Portfolios"), including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities within the range of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Debt securities held by the Portfolios are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. These valuations are generally categorized as Level 2 in the hierarchy.

   Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

   Shares held by the Portfolios in other investment companies (such as the Master/Underlying Funds) are valued at their respective daily net asset values as reported by their administrator. The Feeder Funds', International

Small Company Portfolio's, Global Small Company Portfolio's and World ex U.S. Value Portfolio's investments in Series of DFAITC or DEM reflect their proportionate interest in the net assets of such corresponding Master Fund. These valuations are classified as Level 1 in the hierarchy.

   A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings/Schedule of Investments (except for the Feeder Funds). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the year ended October 31, 2017, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Portfolios.

   2. Foreign Currency Translation: Securities and other assets and liabilities of the Portfolios whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The Portfolios also enter into forward currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates. These contracts are marked-to-market daily based on daily forward exchange rates.

   The International Equity Portfolios do not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized. However, the Enhanced U.S. Large Company Portfolio and Selectively Hedged Global Equity Portfolio do isolate the effect of fluctuations in foreign currency rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Equity Portfolios, Enhanced U.S. Large Company Portfolio and Selectively Hedged Global Equity Portfolio and the U.S. dollar equivalent amounts actually received or paid.

   3. Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed-upon years; or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the
"Notice") to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of October 31, 2017, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   4. OTHER: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities and from the investment in affiliated investment companies that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.

   Organizational costs are expensed during the fiscal year of inception of the Portfolios. Offering costs are amortized over a twelve-month period from the inception of the Portfolios.

   Class R1 Shares, Class R2 Shares and Institutional Class Shares have equal rights to assets and earnings of a Portfolio. Income, gains and losses, and common expenses of a Portfolio are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

   The Feeder Funds, International Small Company Portfolio, Global Small Company Portfolio and World ex U.S. Value Portfolio each recognize their pro-rata share of net investment income and realized and unrealized gains/losses on a daily basis from their respective Master Fund within DFAITC or DEM, which are treated as partnerships for federal income tax purposes.

   The Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

   Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio, Emerging Markets Value Portfolio, World ex U.S. Core Portfolio and Emerging Markets Core Equity Portfolio are subject to a 15% tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The capital gains taxes are recognized when the capital gains are earned.

C. INVESTMENT ADVISOR AND ADMINISTRATOR:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to all Portfolios.

   For the year ended October 31, 2017, the Portfolios' investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

              Enhanced U.S. Large Company Portfolio........ 0.20%
              U.S. Large Cap Equity Portfolio.............. 0.15%
              U.S. Large Cap Value Portfolio............... 0.25%
              U.S. Targeted Value Portfolio................ 0.35%
              U.S. Small Cap Value Portfolio............... 0.50%
              U.S. Core Equity 1 Portfolio................. 0.17%
              U.S. Core Equity 2 Portfolio................. 0.20%
              U.S. Vector Equity Portfolio................. 0.30%
              U.S. Small Cap Portfolio..................... 0.35%
              U.S. Micro Cap Portfolio..................... 0.50%
              U.S. High Relative Profitability Portfolio... 0.20%
              DFA Real Estate Securities Portfolio......... 0.17%
              Large Cap International Portfolio (1)........ 0.21%

              International Core Equity Portfolio (2)...... 0.29%
              International Small Company Portfolio........ 0.40%
              Global Small Company Portfolio............... 0.45%
              Japanese Small Company Portfolio............. 0.50%
              Asia Pacific Small Company Portfolio......... 0.50%
              United Kingdom Small Company Portfolio....... 0.50%
              Continental Small Company Portfolio.......... 0.50%
              DFA International Real Estate Securities
                Portfolio.................................. 0.25%
              DFA Global Real Estate Securities Portfolio.. 0.20%
              DFA International Small Cap Value Portfolio.. 0.65%
              International Vector Equity Portfolio........ 0.45%
              International High Relative Profitability
                Portfolio.................................. 0.25%
              World ex U.S. Value Portfolio................ 0.47%
              World ex U.S. Targeted Value Portfolio....... 0.58%
              World ex U.S. Core Equity Portfolio (3)...... 0.34%
              World Core Equity Portfolio.................. 0.30%
              Selectively Hedged Global Equity Portfolio... 0.30%
              Emerging Markets Portfolio (4)............... 0.44%
              Emerging Markets Small Cap Portfolio......... 0.65%
              Emerging Markets Value Portfolio............. 0.50%
              Emerging Markets Core Equity Portfolio (5)... 0.49%

   (1) Effective February 28, 2017, the Large Cap International Portfolio's investment management fee was reduced from 0.25% to 0.20%.

   (2) Effective February 28, 2017, the International Core Equity Portfolio's investment management fee was reduced from 0.35% to 0.27%.

   (3) Effective February 28, 2017, the World ex U.S. Core Equity Portfolio's investment management fee was reduced from 0.40% to 0.32%.

   (4) Effective February 28, 2017, the Emerging Markets Portfolio's investment management fee was reduced from 0.50% to 0.42%.

   (5) Effective February 28, 2017, the Emerging Markets Core Equity Portfolio's investment management fee was reduced from 0.55% to 0.47%.

   Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the "Fee Waiver Agreement"), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver Agreement for the non-Feeder Funds below, and a portion of the Fee Waiver Agreement for certain Feeder Funds below, will remain in effect through February 28, 2018 (and February 28, 2019 with respect to the U.S. and International High Relative Profitability Portfolios), and may only be terminated by the Fund's Board of Directors prior to that date. The Fee Waiver Agreement for such Portfolios shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. The Fee Waiver Agreement with respect to the total management fees paid by the Feeder Funds, as described in the notes below, will remain in effect permanently, unless terminated by a Feeder Fund. For the year ended October 31, 2017, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or expenses assumed as listed below (amounts in thousands). Previously waived fees/expenses assumed subject to future recovery by the Advisor and the net amount of waived fees/expenses assumed (recovered previously waived fees/expenses assumed) during the year ended October 31, 2017, are also reflected below (amounts in thousands). The Fund, on behalf of the

Portfolios, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than 36 months before the date of recovery.

                                                                                      PREVIOUSLY       NET WAIVED FEES/
                                                                      RECOVERY       WAIVED FEES/      EXPENSES ASSUMED
                                                        EXPENSE    OF PREVIOUSLY   EXPENSES ASSUMED  (RECOVERED PREVIOUSLY
                                                       LIMITATION   WAIVED FEES/   SUBJECT TO FUTURE     WAIVED FEES/
INSTITUTIONAL CLASS SHARES                               AMOUNT   EXPENSES ASSUMED     RECOVERY        EXPENSES ASSUMED)
--------------------------                             ---------- ---------------- ----------------- ---------------------
Enhanced U.S. Large Company Portfolio (1).............    0.15%            --           $   158             $   158
U.S. Large Cap Equity Portfolio (1)...................    0.19%            --                --                  --
U.S. Large Cap Value Portfolio (2)....................    0.25%            --                --              21,047
U.S. Targeted Value Portfolio (3).....................    0.50%            --                --                  --
U.S. Core Equity 1 Portfolio (1)......................    0.23%            --                --                  --
U.S. Core Equity 2 Portfolio (1)......................    0.26%            --                --                  --
U.S. Vector Equity Portfolio (1)......................    0.36%            --                --                  --
U.S. High Relative Profitability Portfolio (4)........    0.25%            --                56                  56
DFA Real Estate Securities Portfolio (1)..............    0.18%        $    1             2,068                 737
Large Cap International Portfolio (1).................    0.24%           227                40                  40
International Core Equity Portfolio (1)...............    0.30%           236             2,592               2,592
International Small Company Portfolio (5).............    0.45%            --                --                  --
Global Small Company Portfolio (4)....................    0.49%            --                57                  57
Japanese Small Company Portfolio (6)..................    0.47%            --                --                 558
Asia Pacific Small Company Portfolio (6)..............    0.47%            --                --                 279
United Kingdom Small Company Portfolio (6)............    0.47%            --                23                  52
Continental Small Company Portfolio (6)...............    0.47%            --                --                 425
DFA International Real Estate Securities Portfolio (7)    0.29%            --                --                  --
DFA Global Real Estate Securities Portfolio (8).......    0.24%            --            20,528               7,281
International Vector Equity Portfolio (1).............    0.60%            --                --                  --
International High Relative Profitability
  Portfolio (4).......................................    0.35%            --                62                  62
World ex U.S. Value Portfolio (9).....................    0.60%            --             1,146                 480
World ex U.S. Targeted Value Portfolio (10)...........    0.80%            --               839                  --
World ex U.S. Core Equity Portfolio (11)..............    0.39%           260               960                  56
World Core Equity Portfolio (12)......................    0.35%            60             2,377               1,102
Selectively Hedged Global Equity Portfolio (13).......    0.40%            --             2,284                 912
Emerging Markets Portfolio (14).......................    0.49%            --                --               5,677
Emerging Markets Small Cap Portfolio (2)..............    0.65%            --                --              12,617
Emerging Markets Value Portfolio (2)..................    0.50%            --                --              17,805
Emerging Markets Core Equity Portfolio (1)............    0.54%         1,535             1,257               1,257

CLASS R1 SHARES
---------------
U.S. Targeted Value Portfolio (15)....................    0.62%            --                --                  --

CLASS R2 SHARES
---------------
U.S. Targeted Value Portfolio (15)....................    0.77%            --                --                  --
Emerging Markets Value Portfolio (16).................    0.96%            --                --                  51

   (1) The Advisor has contractually agreed to waive all or a portion of its management fee and assume each Portfolio's ordinary operating expenses (excluding the expenses a Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of each Portfolio to the rates listed above as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a Portfolio are less than the Expense Limitation Amount listed above for such Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within thirty-six months and will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount, as listed above. The Fee Waiver Agreements for the Enhanced U.S. Large Company Portfolio and Large Cap International Portfolio became effective on April 3, 2017 and January 1, 2017, respectively. In addition, prior to January 1, 2017, the Advisor had contractually agreed to waive all or a portion of its management fee and assume each of the International Core Equity Portfolio's and Emerging Markets Core Equity Portfolio's Portfolio Expenses to the extent necessary to limit the Portfolio Expenses of each such Portfolio to 0.49% and 0.85%, respectively, as a percentage of average net assets on an annualized basis.

   (2) Effective July 21, 2015, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of each Portfolio to the extent necessary to limit the total management fees paid to the Advisor by a Portfolio, including the proportionate share of the management fees a Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in The DFA Short Term Investment Fund (the "Money Market Series"), to the rate listed above as a percentage of the average net assets of a class of a Portfolio on an annualized basis.

   (3) The Advisor has contractually agreed to waive its management fee and to assume the Portfolio's expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of shares of the Portfolio to the rate listed above for such class of shares as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of shares of the Portfolio are less than the Expense Limitation Amount listed above for such class of shares, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within thirty-six months and will not cause the Portfolio's annualized Portfolio Expenses for such class of shares to exceed the Expense Limitation Amount, as listed above.

   (4) The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the ordinary operating expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor, excluding money market funds, but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within thirty-six months and will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount.

   (5) Effective July 21, 2015, the Advisor has contractually agreed to waive all or a portion of its management fee and to assume the other direct expenses of a class of the Portfolio (excluding expenses incurred through its investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than Expense Limitation Amount for such class of shares of the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within thirty-six months and will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the applicable Expense Limitation Amount, as listed above. Prior to July 21, 2015, the Advisor had contractually agreed to waive its administration fee and to assume Portfolio Expenses to the extent necessary to limit the Portfolio Expenses of the Portfolio, on an annualized basis, to the Expense Limitation Amount listed above.

   (6) Effective July 21, 2015, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of each Portfolio to the extent necessary to limit the total management fees paid to the Advisor by each Portfolio, including the proportionate share of the management fees a Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in the Money Market Series, to 0.47% of the average net assets of a class of a Portfolio on an annualized basis (the "Permanent Fee Waiver"). In addition to the Permanent Fee Waiver, the Advisor has contractually agreed to further waive all or a portion of its management fee and to assume the other direct expenses of a class of each Portfolio (excluding expenses incurred through its investment in other investment companies managed by the Advisor) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of each class of a Portfolio to the rates listed above as a percentage of the average net assets of a class of a Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of a Portfolio are less than the applicable Expense Limitation Amount for such class of shares of the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within thirty-six months and will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the applicable Expense Limitation Amount, as listed above. Except, a Portfolio is not obligated to reimburse the Advisor for fees waived in connection with the Permanent Fee Waiver. Prior to July 21, 2015, the Advisor had contractually agreed to waive its administration fee and to assume each Portfolio's other direct expenses to the extent necessary to limit the direct expenses of each Portfolio to the Expense Limitation Amount listed above. The Fee Waiver Agreement did not include the indirect expenses each Portfolio bore as a shareholder of its Master Fund.

   (7) Effective February 28, 2015, the Advisor has contractually agreed to waive all or a portion of its management fee and to assume the Portfolio's ordinary operating expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Portfolio to the rate listed above as a percentage of the Portfolio's average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount listed above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within thirty-six months and will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount, as listed above.

   Prior to February 28, 2015, the Advisor had contractually agreed to waive all or a portion of its advisory fee and to assume the Portfolio Expenses of the Portfolio to the extent necessary to limit the Portfolio Expenses to 0.65% of the Portfolio's average net assets on an annualized basis.

   (8) Effective February 28, 2015, the Advisor has contractually agreed to waive all or a portion of its management fee and to assume the expenses of the Portfolio (including the expenses that the Portfolio bears as a shareholder of its Master/Underlying Funds but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series and its investment in unaffiliated investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Portfolio to the rate listed above as a percentage of the Portfolio's average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount listed above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within thirty-six months and will not cause the Portfolio's annualized Portfolio Expenses to exceed the Expense Limitation Amount, as listed above.

   From February 28, 2012 to February 27, 2015, the Advisor had contractually agreed to waive all or a portion of its advisory fee and to assume the Portfolio Expenses of the Portfolio to the extent necessary to limit the Portfolio Expenses to 0.32% of the Portfolio's average net assets on an annualized basis.

   (9) The Advisor has contractually agreed to waive up to the full amount of the Portfolio's management fee of 0.47% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master/Underlying Funds, except for the fees paid through its investment of securities lending cash collateral in the Money Market Series. In addition, under the Fee Waiver Agreement, the Advisor also has agreed to waive all or a portion of the management fee that remains payable by the Portfolio (i.e., the management fee remaining after the proportionate share of the Master/Underlying Funds' management fees have been offset (the "Remaining Management Fee")) to the extent necessary to reduce the Portfolio's ordinary operating expenses (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series) ("Portfolio Expenses") to the rate listed above as a percentage of average net assets on an annualized basis (the "Expense Limitation Amount"). The maximum amount that may be waived to limit Portfolio Expenses is the amount of the Remaining Management Fee. Further, at any time that the Portfolio Expenses of the Portfolio are less than the Portfolio's Expense Limitation Amount listed above, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement is within thirty-six months and will not cause the Portfolio's annualized Portfolio Expenses to exceed the Portfolio's Expense Limitation Amount, as listed above.

   (10) The Advisor has contractually agreed to waive up to the full amount of the Portfolio's management fee of 0.58% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master/Underlying Funds, except for the fees paid through its investment of securities lending cash collateral in the Money Market Series. In addition, under the Fee Waiver Agreement, the Advisor has also agreed to waive all or a portion of the management fee and to assume the ordinary operating expenses of a class of the Portfolio (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of the Portfolio, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement is within thirty-six months and will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount, as listed above.

   (11) The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of its Master/Underlying Funds but excluding the expenses that the Portfolio incurs indirectly through its investment of its securities lending cash collateral in the Money Market Series and its investment in unaffiliated investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of the Portfolio, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement is within thirty-six months and will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount, as listed above.

   (12) Effective June 27, 2014, the Advisor has contractually agreed to waive up to the full amount of the Portfolio's management fee of 0.30% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master/Underlying Funds, except for the fees paid through its investment of securities lending cash collateral in the Money Market Series (including the Portfolio's proportionate share of any management fees that a Master/Underlying Fund paid through its investment in an affiliated cash management fund). In addition, under the Fee Waiver Agreement, the Advisor has also agreed to assume the expenses of a class of the Portfolio to the extent necessary to reduce the ordinary operating expenses (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series) ("Portfolio Expenses") of a class of the Portfolio so that such Portfolio Expenses do not exceed the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). Prior to June 27, 2014, the Expense Limitation Amount was 0.40% of the average net assets of such class of the Portfolio on an annualized basis. At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of shares of the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within thirty-six months and will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the applicable Expense Limitation Amount.

   (13) The Advisor has contractually agreed to waive up to the full amount of the Portfolio's management fee of 0.30% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master/Underlying Funds, except for the fees paid through its investment of securities lending cash collateral in the Money Market Series. In addition, under the Fee Waiver Agreement, the Advisor has also agreed to waive all or a portion of the management fee and to assume the expenses of a class of the Portfolio to the extent necessary to reduce the ordinary operating expenses (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series) ("Portfolio Expenses") of the Portfolio to the rate listed above as a percentage of average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of the Portfolio listed above, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement is within thirty-six months and will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount, as listed above.

   (14) Effective July 21, 2015, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in the Money Market Series, to 0.42% of the average net assets of a class of the Portfolio on an annualized basis (the "Permanent Fee Waiver"). Effective January 1, 2017, in addition to the Permanent Fee Waiver, the Advisor has contractually agreed to further waive all or a portion of its management fee and to assume the other direct expenses of a class of the Portfolio (excluding expenses incurred through its investment in other investment companies managed by the Advisor) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of each class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of shares of the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount. Except, the Portfolio is not obligated to reimburse the Advisor for fees waived in connection with the Permanent Fee Waiver.

   (15) The Advisor has contractually agreed to reduce all or a portion of its management fee and to assume the direct and indirect expenses of the Class R1 shares and Class R2 shares of the Portfolio (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of the Class R1 shares and Class R2 shares of the Portfolio to the rate listed above for such class of shares as a percentage of average net assets (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Class R1 shares or Class R2 shares of the Portfolio are less than the Expense Limitation Amount listed above for such class of shares, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery is within thirty-six months and will not cause the Portfolio's annualized Portfolio Expenses for such class of shares to exceed the Expense Limitation Amount, as listed above.

   (16) Effective July 21, 2015, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in the Money Market Series, to 0.50% of the average net assets of a class of the Portfolio on an annualized basis (the "Permanent Fee Waiver"). In addition to the Permanent Fee Waiver, the Advisor has contractually agreed to (including for the period prior to July 21, 2015) assume the direct expenses of the Class R2 shares of the Portfolio (excluding management fees and custodian fees) to the extent necessary to limit the annualized expenses of the Class R2 shares of the Portfolio (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) to the rate listed above as a percentage of the average net assets of the Class R2 shares of the Portfolio (the "Annualized Expense Ratio"). At any time that the annualized expenses of the Class R2 shares of the Portfolio are less than the Annualized Expense Ratio listed above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that the amount of such recovery is within thirty-six months and does not cause the annualized expense ratio of the Class R2 shares of the Portfolio to exceed the Annualized Expense Ratio, as listed above. Except, the Portfolio is not obligated to reimburse the Advisor for fees waived in connection with the Permanent Fee Waiver.

EARNED INCOME CREDIT:

   In addition, Portfolios have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolios' custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Portfolio's net assets. During the year ended October 31, 2017, expenses reduced were as follows (amounts in thousands):

                                                              FEES PAID
                                                              INDIRECTLY
                                                              ----------
        Enhanced U.S. Large Company Portfolio................   $    8
        Large Cap International Portfolio....................      402
        International Core Equity Portfolio..................    2,290
        DFA International Real Estate Securities Portfolio...      470
        DFA International Small Cap Value Portfolio..........      851
        International Vector Equity Portfolio................       61
        International High Relative Profitability Portfolio..        8
        World ex U.S. Targeted Value Portfolio...............       15
        World ex U.S. Core Equity Portfolio..................      145
        Emerging Markets Core Equity Portfolio...............    1,907

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended October 31, 2017, the total related amounts paid by the Fund to the CCO were $303 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statements of Operations.

D. DEFERRED COMPENSATION:

   At October 31, 2017, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

          Enhanced U.S. Large Company Portfolio................ $ 11
          U.S. Large Cap Equity Portfolio......................   10
          U.S. Large Cap Value Portfolio.......................  513
          U.S. Targeted Value Portfolio........................  182
          U.S. Small Cap Value Portfolio.......................  430
          U.S. Core Equity 1 Portfolio.........................  310
          U.S. Core Equity 2 Portfolio.........................  409
          U.S. Vector Equity Portfolio.........................  110
          U.S. Small Cap Portfolio.............................  298
          U.S. Micro Cap Portfolio.............................  201
          U.S. High Relative Profitability Portfolio...........   --*
          DFA Real Estate Securities Portfolio.................  193

          Large Cap International Portfolio.................... $111
          International Core Equity Portfolio..................  395
          International Small Company Portfolio................  331
          Global Small Company Portfolio.......................   --*
          Japanese Small Company Portfolio.....................   14
          Asia Pacific Small Company Portfolio.................    9
          United Kingdom Small Company Portfolio...............    2
          Continental Small Company Portfolio..................    9
          DFA International Real Estate Securities Portfolio...   87
          DFA Global Real Estate Securities Portfolio..........   85
          DFA International Small Cap Value Portfolio..........  462
          International Vector Equity Portfolio................   37
          International High Relative Profitability Portfolio..   --*
          World ex U.S. Value Portfolio........................    3
          World ex U.S. Targeted Value Portfolio...............    4
          World ex U.S. Core Equity Portfolio..................   19
          World Core Equity Portfolio..........................    4
          Selectively Hedged Global Equity Portfolio...........    4
          Emerging Markets Portfolio...........................  151
          Emerging Markets Small Cap Portfolio.................  134
          Emerging Markets Value Portfolio.....................  602
          Emerging Markets Core Equity Portfolio...............  409

* Amounts are less than $500.

E. PURCHASES AND SALES OF SECURITIES:

   For the year ended October 31, 2017, the Portfolios' transactions related to investment securities, other than short-term securities (amounts in thousands), were as follows:

                                                       U.S. GOVERNMENT     OTHER INVESTMENT
                                                          SECURITIES          SECURITIES
                                                      ------------------ ---------------------
                                                      PURCHASES  SALES   PURCHASES    SALES
                                                      --------- -------- ---------- ----------
Enhanced U.S. Large Company Portfolio................ $155,401  $131,314 $  251,994 $  190,834
U.S. Large Cap Equity Portfolio......................       --        --    282,550    110,308
U.S. Targeted Value Portfolio........................       --        --  3,504,187  2,211,537
U.S. Small Cap Value Portfolio.......................       --        --  3,818,928  3,403,460
U.S. Core Equity 1 Portfolio.........................       --        --  3,030,255    625,507
U.S. Core Equity 2 Portfolio.........................       --        --  3,127,021    996,803
U.S. Vector Equity Portfolio.........................       --        --    632,779    454,216
U.S. Small Cap Portfolio.............................       --        --  3,680,593  2,141,958
U.S. Micro Cap Portfolio.............................       --        --    901,923    891,742
U.S. High Relative Profitability Portfolio...........       --        --    130,627         --
DFA Real Estate Securities Portfolio.................       --        --    996,308     93,691
Large Cap International Portfolio....................       --        --    793,207    411,646
International Core Equity Portfolio..................       --        --  5,314,722  1,226,825
DFA International Real Estate Securities Portfolio...       --        --  1,319,906     60,620
DFA Global Real Estate Securities Portfolio..........       --        --  1,794,179    122,190
DFA International Small Cap Value Portfolio..........       --        --  3,064,079  3,154,788
International Vector Equity Portfolio................       --        --    294,858    103,411
International High Relative Profitability Portfolio..       --        --     64,964      1,249
World ex U.S. Targeted Value Portfolio...............       --        --    165,388     63,212
World ex U.S. Core Equity Portfolio..................       --        --    789,239     88,974
Emerging Markets Core Equity Portfolio...............       --        --  4,810,011    905,023

   For the year ended October 31, 2017, transactions related to Affiliated Investment Companies were as follows (amounts in thousands):

                                                         NET REALIZED                                        DIVIDEND
                                                         GAIN/(LOSS)    CHANGE IN                           INCOME FROM
                                                         ON SALES OF   UNREALIZED                           AFFILIATED
                       BALANCE AT  PURCHASES   PROCEEDS   AFFILIATED  APPRECIATION/ BALANCE AT SHARES AS OF INVESTMENT
                        10/31/16    AT COST   FROM SALES  INVESTMENT  DEPRECIATION   10/31/17    10/31/17    COMPANIES
-                      ---------- ----------- ---------- ------------ ------------- ---------- ------------ -----------
ENHANCED U.S. LARGE
 COMPANY PORTFOLIO
DFA Short Term
 Investment Fund......         -- $    58,705 $   55,678    $   1         $  (1)    $    3,027       262      $    20
                       ---------- ----------- ----------    -----         -----     ----------   -------      -------
TOTAL.................         -- $    58,705 $   55,678    $   1         $  (1)    $    3,027       262      $    20
                       ========== =========== ==========    =====         =====     ==========   =======      =======

U.S. LARGE CAP EQUITY
 PORTFOLIO
DFA Short Term
 Investment Fund...... $   46,037 $   179,364 $  184,140       --         $  (7)    $   41,253     3,565      $   345
                       ---------- ----------- ----------    -----         -----     ----------   -------      -------
TOTAL................. $   46,037 $   179,364 $  184,140       --         $  (7)    $   41,253     3,565      $   345
                       ========== =========== ==========    =====         =====     ==========   =======      =======

U.S. TARGETED VALUE
 PORTFOLIO
DFA Short Term
 Investment Fund...... $1,240,541 $ 6,386,480 $5,956,063    $  (1)        $(188)    $1,670,768   144,393      $14,893
                       ---------- ----------- ----------    -----         -----     ----------   -------      -------
TOTAL................. $1,240,541 $ 6,386,480 $5,956,063    $  (1)        $(188)    $1,670,768   144,393      $14,893
                       ========== =========== ==========    =====         =====     ==========   =======      =======

U.S. SMALL CAP VALUE
 PORTFOLIO
DFA Short Term
 Investment Fund...... $1,802,024 $ 6,928,776 $6,896,311    $  22         $(217)    $1,834,294   158,525      $18,916
                       ---------- ----------- ----------    -----         -----     ----------   -------      -------
TOTAL................. $1,802,024 $ 6,928,776 $6,896,311    $  22         $(217)    $1,834,294   158,525      $18,916
                       ========== =========== ==========    =====         =====     ==========   =======      =======

U.S. CORE EQUITY 1
 PORTFOLIO
DFA Short Term
 Investment Fund...... $1,416,231 $ 8,238,839 $8,014,001    $ (35)        $(188)    $1,640,846   141,807      $17,129
                       ---------- ----------- ----------    -----         -----     ----------   -------      -------
TOTAL................. $1,416,231 $ 8,238,839 $8,014,001    $ (35)        $(188)    $1,640,846   141,807      $17,129
                       ========== =========== ==========    =====         =====     ==========   =======      =======

U.S. CORE EQUITY 2
 PORTFOLIO
DFA Short Term
 Investment Fund...... $1,865,190 $ 8,155,788 $7,729,357    $  31         $(261)    $2,291,391   198,029      $20,619
                       ---------- ----------- ----------    -----         -----     ----------   -------      -------
TOTAL................. $1,865,190 $ 8,155,788 $7,729,357    $  31         $(261)    $2,291,391   198,029      $20,619
                       ========== =========== ==========    =====         =====     ==========   =======      =======

U.S. VECTOR EQUITY
 PORTFOLIO
DFA Short Term
 Investment Fund...... $  509,342 $ 1,890,875 $1,827,962    $   5         $ (57)    $  572,203    49,451      $ 5,509
                       ---------- ----------- ----------    -----         -----     ----------   -------      -------
TOTAL................. $  509,342 $ 1,890,875 $1,827,962    $   5         $ (57)    $  572,203    49,451      $ 5,509
                       ========== =========== ==========    =====         =====     ==========   =======      =======

U.S. SMALL CAP
 PORTFOLIO
DFA Short Term
 Investment Fund...... $2,565,605 $10,291,293 $9,273,767    $(107)        $(345)    $3,582,679   309,626      $32,487
                       ---------- ----------- ----------    -----         -----     ----------   -------      -------
TOTAL................. $2,565,605 $10,291,293 $9,273,767    $(107)        $(345)    $3,582,679   309,626      $32,487
                       ========== =========== ==========    =====         =====     ==========   =======      =======

                       CAPITAL GAIN
                       DISTRIBUTIONS
                           FROM
                        AFFILIATED
                        INVESTMENT
-                      -------------
ENHANCED U.S. LARGE
 COMPANY PORTFOLIO
DFA Short Term
 Investment Fund......      --
                            --
TOTAL.................      --
                            ==

U.S. LARGE CAP EQUITY
 PORTFOLIO
DFA Short Term
 Investment Fund......      --
                            --
TOTAL.................      --
                            ==

U.S. TARGETED VALUE
 PORTFOLIO
DFA Short Term
 Investment Fund......      --
                            --
TOTAL.................      --
                            ==

U.S. SMALL CAP VALUE
 PORTFOLIO
DFA Short Term
 Investment Fund......      --
                            --
TOTAL.................      --
                            ==

U.S. CORE EQUITY 1
 PORTFOLIO
DFA Short Term
 Investment Fund......      --
                            --
TOTAL.................      --
                            ==

U.S. CORE EQUITY 2
 PORTFOLIO
DFA Short Term
 Investment Fund......      --
                            --
TOTAL.................      --
                            ==

U.S. VECTOR EQUITY
 PORTFOLIO
DFA Short Term
 Investment Fund......      --
                            --
TOTAL.................      --
                            ==

U.S. SMALL CAP
 PORTFOLIO
DFA Short Term
 Investment Fund......      --
                            --
TOTAL.................      --
                            ==


                                                           NET REALIZED                                        DIVIDEND
                                                           GAIN/(LOSS)    CHANGE IN                           INCOME FROM
                                                           ON SALES OF   UNREALIZED                           AFFILIATED
                          BALANCE AT PURCHASES   PROCEEDS   AFFILIATED  APPRECIATION/ BALANCE AT SHARES AS OF INVESTMENT
                           10/31/16   AT COST   FROM SALES  INVESTMENT  DEPRECIATION   10/31/17    10/31/17    COMPANIES
-                         ---------- ---------- ---------- ------------ ------------- ---------- ------------ -----------
U.S. MICRO CAP
 PORTFOLIO
DFA Short Term
 Investment Fund......... $  804,805 $2,986,300 $2,703,756     $ 12         $(105)    $1,087,256    93,964      $ 8,676
                          ---------- ---------- ----------     ----         -----     ----------   -------      -------
TOTAL.................... $  804,805 $2,986,300 $2,703,756     $ 12         $(105)    $1,087,256    93,964      $ 8,676
                          ========== ========== ==========     ====         =====     ==========   =======      =======

U.S. HIGH RELATIVE
 PROFITABILITY PORTFOLIO
DFA Short Term
 Investment Fund.........         -- $   30,332 $   22,318     $ (1)        $  (1)    $    8,012       692      $    28
                          ---------- ---------- ----------     ----         -----     ----------   -------      -------
TOTAL....................         -- $   30,332 $   22,318     $ (1)        $  (1)    $    8,012       692      $    28
                          ========== ========== ==========     ====         =====     ==========   =======      =======

DFA REAL ESTATE
 SECURITIES PORTFOLIO
DFA Short Term
 Investment Fund......... $  461,557 $3,026,892 $3,071,363     $(67)        $ (61)    $  416,958    36,035      $ 5,244
                          ---------- ---------- ----------     ----         -----     ----------   -------      -------
TOTAL.................... $  461,557 $3,026,892 $3,071,363     $(67)        $ (61)    $  416,958    36,035      $ 5,244
                          ========== ========== ==========     ====         =====     ==========   =======      =======

LARGE CAP INTERNATIONAL
 PORTFOLIO
DFA Short Term
 Investment Fund......... $  207,774 $1,495,874 $1,429,941     $ 51         $ (72)    $  273,686    23,653      $ 2,322
                          ---------- ---------- ----------     ----         -----     ----------   -------      -------
TOTAL.................... $  207,774 $1,495,874 $1,429,941     $ 51         $ (72)    $  273,686    23,653      $ 2,322
                          ========== ========== ==========     ====         =====     ==========   =======      =======

INTERNATIONAL CORE
 EQUITY PORTFOLIO
DFA Short Term
 Investment Fund......... $1,236,638 $5,405,700 $4,931,321     $ 10         $(168)    $1,710,859   147,858      $15,665
                          ---------- ---------- ----------     ----         -----     ----------   -------      -------
TOTAL.................... $1,236,638 $5,405,700 $4,931,321     $ 10         $(168)    $1,710,859   147,858      $15,665
                          ========== ========== ==========     ====         =====     ==========   =======      =======

GLOBAL SMALL COMPANY
 PORTFOLIO
U.S. Small Cap
 Portfolio...............         -- $    7,263 $      201     $ (6)        $ 517     $    7,573       208           --
                          ---------- ---------- ----------     ----         -----     ----------   -------      -------
TOTAL....................         -- $    7,263 $      201     $ (6)        $ 517     $    7,573       208           --
                          ========== ========== ==========     ====         =====     ==========   =======      =======

DFA INTERNATIONAL REAL
 ESTATE SECURITIES
 PORTFOLIO
DFA Short Term
 Investment Fund......... $  157,926 $2,280,745 $2,253,075     $ 21         $ (17)    $  185,600    16,040      $ 1,784
                          ---------- ---------- ----------     ----         -----     ----------   -------      -------
TOTAL.................... $  157,926 $2,280,745 $2,253,075     $ 21         $ (17)    $  185,600    16,040      $ 1,784
                          ========== ========== ==========     ====         =====     ==========   =======      =======

                          CAPITAL GAIN
                          DISTRIBUTIONS
                              FROM
                           AFFILIATED
                           INVESTMENT
-                         -------------
U.S. MICRO CAP
 PORTFOLIO
DFA Short Term
 Investment Fund.........      --
                               --
TOTAL....................      --
                               ==

U.S. HIGH RELATIVE
 PROFITABILITY PORTFOLIO
DFA Short Term
 Investment Fund.........      --
                               --
TOTAL....................      --
                               ==

DFA REAL ESTATE
 SECURITIES PORTFOLIO
DFA Short Term
 Investment Fund.........      --
                               --
TOTAL....................      --
                               ==

LARGE CAP INTERNATIONAL
 PORTFOLIO
DFA Short Term
 Investment Fund.........      --
                               --
TOTAL....................      --
                               ==

INTERNATIONAL CORE
 EQUITY PORTFOLIO
DFA Short Term
 Investment Fund.........      --
                               --
TOTAL....................      --
                               ==

GLOBAL SMALL COMPANY
 PORTFOLIO
U.S. Small Cap
 Portfolio...............      --
                               --
TOTAL....................      --
                               ==

DFA INTERNATIONAL REAL
 ESTATE SECURITIES
 PORTFOLIO
DFA Short Term
 Investment Fund.........      --
                               --
TOTAL....................      --
                               ==


                                                          NET REALIZED                                        DIVIDEND
                                                          GAIN/(LOSS)    CHANGE IN                           INCOME FROM
                                                          ON SALES OF   UNREALIZED                           AFFILIATED
                         BALANCE AT PURCHASES   PROCEEDS   AFFILIATED  APPRECIATION/ BALANCE AT SHARES AS OF INVESTMENT
                          10/31/16   AT COST   FROM SALES  INVESTMENT  DEPRECIATION   10/31/17    10/31/17    COMPANIES
-                        ---------- ---------- ---------- ------------ ------------- ---------- ------------ -----------
DFA GLOBAL REAL ESTATE
 SECURITIES PORTFOLIO
DFA International Real
 Estate Securities
 Portfolio.............. $1,678,314 $  777,401 $   53,675   $(9,418)     $(24,134)   $2,368,488   467,157     $132,577
DFA Real Estate
 Securities Portfolio...  1,619,318         --     66,594    11,583        19,068     1,583,375    45,252       59,893
DFA Short Term
 Investment Fund........     34,028  1,172,717  1,098,902        13           (16)      107,840     9,320        1,472
                         ---------- ---------- ----------   -------      --------    ----------   -------     --------
TOTAL................... $3,331,660 $1,950,118 $1,219,171   $ 2,178      $ (5,082)   $4,059,703   521,729     $193,942
                         ========== ========== ==========   =======      ========    ==========   =======     ========

DFA INTERNATIONAL
 SMALL CAP VALUE
 PORTFOLIO
DFA Short Term
 Investment Fund........ $  947,513 $2,806,301 $2,843,689   $    14      $   (118)   $  910,021    78,647     $  8,511
                         ---------- ---------- ----------   -------      --------    ----------   -------     --------
TOTAL................... $  947,513 $2,806,301 $2,843,689   $    14      $   (118)   $  910,021    78,647     $  8,511
                         ========== ========== ==========   =======      ========    ==========   =======     ========

INTERNATIONAL VECTOR
 EQUITY PORTFOLIO
DFA Short Term
 Investment Fund........ $  144,254 $  529,862 $  504,875   $    (1)     $    (16)   $  169,224    14,625     $  1,692
                         ---------- ---------- ----------   -------      --------    ----------   -------     --------
TOTAL................... $  144,254 $  529,862 $  504,875   $    (1)     $    (16)   $  169,224    14,625     $  1,692
                         ========== ========== ==========   =======      ========    ==========   =======     ========

WORLD EX U.S. VALUE
 PORTFOLIO
DFA International Small
 Cap Value Portfolio.... $   20,452 $    4,118 $    4,328   $   599      $  3,983    $   24,824     1,056     $    307
                         ---------- ---------- ----------   -------      --------    ----------   -------     --------
TOTAL................... $   20,452 $    4,118 $    4,328   $   599      $  3,983    $   24,824     1,056     $    307
                         ========== ========== ==========   =======      ========    ==========   =======     ========

INTERNATIONAL HIGH
 RELATIVE PROFITABILITY
 PORTFOLIO
DFA Short Term
 Investment Fund........         -- $    6,869 $    4,926        --            --    $    1,943       168     $      4
                         ---------- ---------- ----------   -------      --------    ----------   -------     --------
TOTAL...................         -- $    6,869 $    4,926        --            --    $    1,943       168     $      4
                         ========== ========== ==========   =======      ========    ==========   =======     ========

WORLD EX U.S. TARGETED
 VALUE PORTFOLIO
DFA Short Term
 Investment Fund........ $    7,145 $   26,018 $   25,989        --      $     (1)   $    7,173       620     $     80
                         ---------- ---------- ----------   -------      --------    ----------   -------     --------
TOTAL................... $    7,145 $   26,018 $   25,989        --      $     (1)   $    7,173       620     $     80
                         ========== ========== ==========   =======      ========    ==========   =======     ========

WORLD EX U.S. CORE
 EQUITY PORTFOLIO
DFA Short Term
 Investment Fund........ $  101,533 $  431,733 $  375,223   $    (4)     $    (14)   $  158,025    13,657     $  1,344
                         ---------- ---------- ----------   -------      --------    ----------   -------     --------
TOTAL................... $  101,533 $  431,733 $  375,223   $    (4)     $    (14)   $  158,025    13,657     $  1,344
                         ========== ========== ==========   =======      ========    ==========   =======     ========

                         CAPITAL GAIN
                         DISTRIBUTIONS
                             FROM
                          AFFILIATED
                          INVESTMENT
-                        -------------
DFA GLOBAL REAL ESTATE
 SECURITIES PORTFOLIO
DFA International Real
 Estate Securities
 Portfolio..............         --
DFA Real Estate
 Securities Portfolio...    $14,569
DFA Short Term
 Investment Fund........         --
                            -------
TOTAL...................    $14,569
                            =======

DFA INTERNATIONAL
 SMALL CAP VALUE
 PORTFOLIO
DFA Short Term
 Investment Fund........         --
                            -------
TOTAL...................         --
                            =======

INTERNATIONAL VECTOR
 EQUITY PORTFOLIO
DFA Short Term
 Investment Fund........         --
                            -------
TOTAL...................         --
                            =======

WORLD EX U.S. VALUE
 PORTFOLIO
DFA International Small
 Cap Value Portfolio....    $   653
                            -------
TOTAL...................    $   653
                            =======

INTERNATIONAL HIGH
 RELATIVE PROFITABILITY
 PORTFOLIO
DFA Short Term
 Investment Fund........         --
                            -------
TOTAL...................         --
                            =======

WORLD EX U.S. TARGETED
 VALUE PORTFOLIO
DFA Short Term
 Investment Fund........         --
                            -------
TOTAL...................         --
                            =======

WORLD EX U.S. CORE
 EQUITY PORTFOLIO
DFA Short Term
 Investment Fund........         --
                            -------
TOTAL...................         --
                            =======


                                                            NET REALIZED                                        DIVIDEND
                                                            GAIN/(LOSS)    CHANGE IN                           INCOME FROM
                                                            ON SALES OF   UNREALIZED                           AFFILIATED
                           BALANCE AT PURCHASES   PROCEEDS   AFFILIATED  APPRECIATION/ BALANCE AT SHARES AS OF INVESTMENT
                            10/31/16   AT COST   FROM SALES  INVESTMENT  DEPRECIATION   10/31/17    10/31/17    COMPANIES
-                          ---------- ---------- ---------- ------------ ------------- ---------- ------------ -----------
WORLD CORE EQUITY
 PORTFOLIO
U.S. Core Equity 1
 Portfolio................ $  189,060 $   55,601 $   13,071    $ 286        $44,562    $  276,439    12,560      $ 3,882
International Core Equity
 Portfolio................    137,648     40,523      8,913     (506)        34,752       203,505    14,301        4,119
Emerging Markets Core
 Equity Portfolio.........     43,388     15,263      2,825     (198)        10,771        66,399     2,967        1,032
                           ---------- ---------- ----------    -----        -------    ----------    ------      -------
TOTAL..................... $  370,096 $  111,387 $   24,809    $(418)       $90,085    $  546,343    29,828      $ 9,033
                           ========== ========== ==========    =====        =======    ==========    ======      =======

SELECTIVELY HEDGED
 GLOBAL EQUITY
 PORTFOLIO
U.S. Core Equity 2
 Portfolio................ $  124,577 $   22,730 $    9,742    $  27        $27,519    $  165,111     7,900      $ 2,341
International Core Equity
 Portfolio................    101,000     21,917      8,172     (269)        24,741       139,217     9,783        3,019
Emerging Markets Core
 Equity Portfolio.........     50,601     14,544      3,862     (313)        12,379        73,349     3,277        1,214
                           ---------- ---------- ----------    -----        -------    ----------    ------      -------
TOTAL..................... $  276,178 $   59,191 $   21,776    $(555)       $64,639    $  377,677    20,960      $ 6,574
                           ========== ========== ==========    =====        =======    ==========    ======      =======

EMERGING MARKETS
 CORE EQUITY PORTFOLIO
DFA Short Term
 Investment Fund.......... $1,040,128 $2,622,820 $2,560,276    $ (17)       $  (115)   $1,102,540    95,285      $10,555
                           ---------- ---------- ----------    -----        -------    ----------    ------      -------
TOTAL..................... $1,040,128 $2,622,820 $2,560,276    $ (17)       $  (115)   $1,102,540    95,285      $10,555
                           ========== ========== ==========    =====        =======    ==========    ======      =======

                           CAPITAL GAIN
                           DISTRIBUTIONS
                               FROM
                            AFFILIATED
                            INVESTMENT
-                          -------------
WORLD CORE EQUITY
 PORTFOLIO
U.S. Core Equity 1
 Portfolio................     $898
International Core Equity
 Portfolio................       --
Emerging Markets Core
 Equity Portfolio.........       --
                               ----
TOTAL.....................     $898
                               ====

SELECTIVELY HEDGED
 GLOBAL EQUITY
 PORTFOLIO
U.S. Core Equity 2
 Portfolio................     $894
International Core Equity
 Portfolio................       --
Emerging Markets Core
 Equity Portfolio.........       --
                               ----
TOTAL.....................     $894
                               ====

EMERGING MARKETS
 CORE EQUITY PORTFOLIO
DFA Short Term
 Investment Fund..........       --
                               ----
TOTAL.....................       --
                               ====

F. FEDERAL INCOME TAXES:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2017, primarily attributable to realized gains on securities considered to be "passive foreign investment companies", non-deductible expenses, realized foreign capital gains tax, tax-equalization, non-deductible 90 day stock issuance cost, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                          INCREASE       INCREASE
                                                         (DECREASE)     (DECREASE)
                                          INCREASE     UNDISTRIBUTED   ACCUMULATED
                                         (DECREASE)    NET INVESTMENT  NET REALIZED
                                       PAID-IN CAPITAL     INCOME     GAINS (LOSSES)
                                       --------------- -------------- --------------
Enhanced U.S. Large Company Portfolio.     $ 4,608        $   (498)      $ (4,110)
U.S. Large Cap Equity Portfolio.......         198            (258)            60
U.S. Large Cap Value Portfolio........      74,099         (19,689)       (54,410)

                                                                        INCREASE       INCREASE
                                                                       (DECREASE)     (DECREASE)
                                                        INCREASE     UNDISTRIBUTED   ACCUMULATED
                                                       (DECREASE)    NET INVESTMENT  NET REALIZED
                                                     PAID-IN CAPITAL     INCOME     GAINS (LOSSES)
                                                     --------------- -------------- --------------
U.S. Targeted Value Portfolio.......................    $ 40,176        $ (7,005)     $ (33,171)
U.S. Small Cap Value Portfolio......................     136,659          (8,319)      (128,340)
U.S. Core Equity 1 Portfolio........................       9,544          (7,787)        (1,757)
U.S. Core Equity 2 Portfolio........................      13,485          (8,989)        (4,496)
U.S. Vector Equity Portfolio........................      13,226          (3,672)        (9,554)
U.S. Small Cap Portfolio............................     172,430          (8,638)      (163,792)
U.S. Micro Cap Portfolio............................      16,818          (2,006)       (14,812)
U.S. High Relative Profitability Portfolio..........          --              --             --
DFA Real Estate Securities Portfolio................       2,632          34,600        (37,232)
Large Cap International Portfolio...................     (21,950)            273         21,677
International Core Equity Portfolio.................     (38,149)         (9,102)        47,251
International Small Company Portfolio...............      42,965         (10,293)       (32,672)
Global Small Company Portfolio......................          --               9             (9)
Japanese Small Company Portfolio....................          --            (100)           100
Asia Pacific Small Company Portfolio................      (8,261)            684          7,577
United Kingdom Small Company Portfolio..............         154             (64)           (90)
Continental Small Company Portfolio.................         141             153           (294)
DFA International Real Estate Securities Portfolio..     (28,670)         (3,353)        32,023
DFA Global Real Estate Securities Portfolio.........       2,758          (2,921)           163
DFA International Small Cap Value Portfolio.........     129,331           7,568       (136,899)
International Vector Equity Portfolio...............       2,390          (1,836)          (554)
International High Relative Profitability Portfolio.          --              19            (19)
World ex U.S. Value Portfolio.......................          --*             92            (92)
World ex U.S. Targeted Value Portfolio..............         532             425           (957)
World ex U.S. Core Equity Portfolio.................       1,985          (1,439)          (546)
World Core Equity Portfolio.........................          93              38           (131)
Selectively Hedged Global Equity Portfolio..........         439          (1,708)         1,269
Emerging Markets Portfolio..........................       5,817          (5,374)          (443)
Emerging Markets Small Cap Portfolio................      20,127          (4,851)       (15,276)
Emerging Markets Value Portfolio....................      39,329          (2,115)       (37,214)
Emerging Markets Core Equity Portfolio..............      (7,524)        (20,063)        27,587

* Amounts are less than $500.

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2016 and October 31, 2017 were as follows (amounts in thousands):

                                        NET INVESTMENT
                                          INCOME AND
                                          SHORT-TERM     LONG-TERM
                                        CAPITAL GAINS  CAPITAL GAINS   TOTAL
                                        -------------- ------------- ----------
 Enhanced U.S. Large Company Portfolio
 2016..................................    $  4,946      $  9,801    $   14,747
 2017..................................       5,224         4,088         9,312
 U.S. Large Cap Equity Portfolio
 2016..................................      14,431            --        14,431
 2017..................................      18,564            --        18,564
 U.S. Large Cap Value Portfolio
 2016..................................     357,227       643,970     1,001,197
 2017..................................     403,296       446,577       849,873
 U.S. Targeted Value Portfolio
 2016..................................     104,605       286,529       391,134
 2017..................................     121,188       282,318       403,506

                                                    NET INVESTMENT
                                                      INCOME AND
                                                      SHORT-TERM     LONG-TERM
                                                    CAPITAL GAINS  CAPITAL GAINS  TOTAL
                                                    -------------- ------------- --------
U.S. Small Cap Value Portfolio
2016...............................................    $122,984      $487,358    $610,342
2017...............................................     113,837       533,287     647,124
U.S. Core Equity 1 Portfolio
2016...............................................     253,050       160,152     413,202
2017...............................................     310,434        71,615     382,049
U.S. Core Equity 2 Portfolio
2016...............................................     281,321       296,061     577,382
2017...............................................     322,547       122,469     445,016
U.S. Vector Equity Portfolio
2016...............................................      59,624       119,588     179,212
2017...............................................      55,976       101,959     157,935
U.S. Small Cap Portfolio
2016...............................................     135,940       503,185     639,125
2017...............................................     168,390       343,192     511,582
U.S. Micro Cap Portfolio
2016...............................................      43,406       267,830     311,236
2017...............................................      43,959       255,837     299,796
U.S. High Relative Profitability Portfolio
2017...............................................         541            --         541
DFA Real Estate Securities Portfolio
2016...............................................     199,996            --     199,996
2017...............................................     193,286        90,576     283,862
Large Cap International Portfolio
2016...............................................      92,122            --      92,122
2017...............................................     111,606            --     111,606
International Core Equity Portfolio
2016...............................................     387,589            --     387,589
2017...............................................     533,126            --     533,126
International Small Company Portfolio
2016...............................................     283,791       207,859     491,650
2017...............................................     224,540       251,076     475,616
Global Small Company Portfolio
2017...............................................          --            --          --
Japanese Small Company Portfolio
2016...............................................       6,534            --       6,534
2017...............................................       9,568            --       9,568
Asia Pacific Small Company Portfolio...............
2016...............................................       7,760            --       7,760
2017...............................................       8,894            --       8,894
United Kingdom Small Company Portfolio
2016...............................................       1,389         1,632       3,021
2017...............................................       1,322         1,684       3,006
Continental Small Company Portfolio
2016...............................................       6,377            --       6,377
2017...............................................       7,715            --       7,715
DFA International Real Estate Securities Portfolio
2016...............................................      60,576            --      60,576
2017...............................................     326,892            --     326,892

                                                     NET INVESTMENT
                                                       INCOME AND
                                                       SHORT-TERM     LONG-TERM
                                                     CAPITAL GAINS  CAPITAL GAINS  TOTAL
                                                     -------------- ------------- --------
DFA Global Real Estate Securities Portfolio
2016................................................    $ 97,767            --    $ 97,767
2017................................................     224,755      $ 18,247     243,002
DFA International Small Cap Value Portfolio
2016................................................     381,199       182,540     563,739
2017................................................     199,261       410,189     609,450
International Vector Equity Portfolio
2016................................................      43,651         5,716      49,367
2017................................................      50,390         4,041      54,431
International High Relative Profitability Portfolio
2017................................................         299            --         299
World ex U.S. Value Portfolio
2016................................................       5,358            --       5,358
2017................................................       4,532            --       4,532
World ex U.S. Targeted Value Portfolio
2016................................................       4,374            --       4,374
2017................................................       7,684            --       7,684
World ex U.S. Core Equity Portfolio
2016................................................      36,005            --      36,005
2017................................................      52,690            --      52,690
World Core Equity Portfolio
2016................................................       5,800           132       5,932
2017................................................       9,033         1,231      10,264
Selectively Hedged Global Equity Portfolio
2016................................................       6,448           620       7,068
2017................................................       6,737         2,369       9,106
Emerging Markets Portfolio
2016................................................      89,527            --      89,527
2017................................................     107,522            --     107,522
Emerging Markets Small Cap Portfolio
2016................................................     124,387        36,697     161,084
2017................................................     157,661       117,099     274,760
Emerging Markets Value Portfolio
2016................................................     439,072            --     439,072
2017................................................     340,613            --     340,613
Emerging Markets Core Equity Portfolio
2016................................................     349,434            --     349,434
2017................................................     449,166            --     449,166

   The U.S. and International High Relative Profitability Portfolios commenced operations on May 16, 2017, and did not pay any distributions for the year ended October 31, 2016.

   Global Small Company Portfolio commenced operations on January 18, 2017, and did not pay any distributions for the year ended October 31, 2016.

   At October 31, 2017, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                                     NET INVESTMENT
                                                       INCOME AND
                                                       SHORT-TERM     LONG-TERM
                                                     CAPITAL GAINS  CAPITAL GAINS   TOTAL
                                                     -------------- ------------- --------
Enhanced U.S. Large Company Portfolio...............    $ (2,039)     $ (2,569)   $ (4,608)
U.S. Large Cap Equity Portfolio.....................        (198)           --        (198)
U.S. Large Cap Value Portfolio......................     (21,790)      (52,309)    (74,099)
U.S. Targeted Value Portfolio.......................      (9,256)      (30,921)    (40,177)
U.S. Small Cap Value Portfolio......................     (10,924)      (46,760)    (57,684)
U.S. Core Equity 1 Portfolio........................      (6,739)       (2,674)     (9,413)
U.S. Core Equity 2 Portfolio........................      (8,025)       (5,460)    (13,485)
U.S. Vector Equity Portfolio........................      (3,379)       (9,846)    (13,225)
U.S. Small Cap Portfolio............................     (11,508)      (36,106)    (47,614)
U.S. Micro Cap Portfolio............................      (3,275)      (13,543)    (16,818)
U.S. High Relative Profitability Portfolio..........          --            --          --
DFA Real Estate Securities Portfolio................      (2,708)         (230)     (2,938)
Large Cap International Portfolio...................        (829)           --        (829)
International Core Equity Portfolio.................     (15,027)           --     (15,027)
International Small Company Portfolio...............     (21,090)      (21,876)    (42,966)
Global Small Company Portfolio......................          --            --          --
Japanese Small Company Portfolio....................          --            --          --
Asia Pacific Small Company Portfolio................          --            --          --
United Kingdom Small Company Portfolio..............         (74)          (80)       (154)
Continental Small Company Portfolio.................         (50)          (91)       (141)
DFA International Real Estate Securities Portfolio..      (5,907)           --      (5,907)
DFA Global Real Estate Securities Portfolio.........      (2,321)         (437)     (2,758)
DFA International Small Cap Value Portfolio.........     (23,859)      (26,770)    (50,629)
International Vector Equity Portfolio...............      (2,058)         (332)     (2,390)
International High Relative Profitability Portfolio.          --            --          --
World ex U.S. Value Portfolio.......................          --            --          --
World ex U.S. Targeted Value Portfolio..............        (262)         (269)       (531)
World ex U.S. Core Equity Portfolio.................      (1,985)           --      (1,985)
World Core Equity Portfolio.........................         (47)          (46)        (93)
Selectively Hedged Global Equity Portfolio..........        (306)         (133)       (439)
Emerging Markets Portfolio..........................      (5,817)           --      (5,817)
Emerging Markets Small Cap Portfolio................     (10,394)       (7,275)    (17,669)
Emerging Markets Value Portfolio....................     (27,950)           --     (27,950)
Emerging Markets Core Equity Portfolio..............     (18,920)           --     (18,920)

   At October 31, 2017, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                 UNDISTRIBUTED                                               TOTAL NET
                                 NET INVESTMENT                                            DISTRIBUTABLE
                                   INCOME AND   UNDISTRIBUTED                 UNREALIZED     EARNINGS
                                   SHORT-TERM     LONG-TERM   CAPITAL LOSS   APPRECIATION  (ACCUMULATED
                                 CAPITAL GAINS  CAPITAL GAINS CARRYFORWARDS (DEPRECIATION)    LOSSES)
                                 -------------- ------------- ------------- -------------- -------------
Enhanced U.S. Large Company
  Portfolio.....................    $21,136      $   29,522           --      $   (1,054)   $   49,604
U.S. Large Cap Equity Portfolio.      1,216              --     $(10,499)        253,829       244,546
U.S. Large Cap Value Portfolio..     67,582       1,084,234           --       7,253,139     8,404,955

                                           UNDISTRIBUTED                                               TOTAL NET
                                           NET INVESTMENT                                            DISTRIBUTABLE
                                             INCOME AND   UNDISTRIBUTED                 UNREALIZED     EARNINGS
                                             SHORT-TERM     LONG-TERM   CAPITAL LOSS   APPRECIATION  (ACCUMULATED
                                           CAPITAL GAINS  CAPITAL GAINS CARRYFORWARDS (DEPRECIATION)    LOSSES)
                                           -------------- ------------- ------------- -------------- -------------
U.S. Targeted Value Portfolio.............    $ 27,251      $435,620              --    $2,203,558    $2,666,429
U.S. Small Cap Value Portfolio............      55,297       653,830              --     4,322,729     5,031,856
U.S. Core Equity 1 Portfolio..............      17,497       116,819              --     6,974,127     7,108,443
U.S. Core Equity 2 Portfolio..............      20,148       214,751              --     7,931,547     8,166,446
U.S. Vector Equity Portfolio..............         921       164,689              --     1,601,795     1,767,405
U.S. Small Cap Portfolio..................      44,037       608,200              --     4,408,031     5,060,268
U.S. Micro Cap Portfolio..................      23,257       260,406              --     2,396,065     2,679,728
U.S. High Relative Profitability
  Portfolio...............................         131            --     $      (353)        9,519         9,297
DFA Real Estate Securities Portfolio......      53,259        20,141              --     2,204,331     2,277,731
Large Cap International Portfolio.........      22,633            --         (26,861)      814,190       809,962
International Core Equity Portfolio.......     170,408            --        (304,819)    4,690,734     4,556,323
International Small Company
  Portfolio...............................     219,245       375,722              --     2,697,226     3,292,193
Global Small Company Portfolio............         202            81              --         1,247         1,530
Japanese Small Company Portfolio..........      15,452            --          (3,708)      153,281       165,025
Asia Pacific Small Company Portfolio......      11,507            --          (4,719)        3,771        10,559
United Kingdom Small Company
  Portfolio...............................         552         1,572              --         9,300        11,424
Continental Small Company Portfolio.......       1,366         4,962              --       130,686       137,014
DFA International Real Estate Securities
  Portfolio...............................     199,831            --        (169,753)     (341,763)     (311,685)
DFA Global Real Estate Securities
  Portfolio...............................      60,421        43,337              --       686,809       790,567
DFA International Small Cap Value
  Portfolio...............................     323,970       477,826              --     3,410,837     4,212,633
International Vector Equity Portfolio.....      23,629        10,130              --       531,440       565,199
International High Relative Profitability
  Portfolio...............................         146            --            (236)        3,719         3,629
World ex U.S. Value Portfolio.............       2,801            --            (226)       38,977        41,552
World ex U.S. Targeted Value
  Portfolio...............................       1,430         8,307              --        78,970        88,707
World ex U.S. Core Equity Portfolio.......      17,340            --          (5,291)      422,270       434,319
World Core Equity Portfolio...............          --         1,076              --        88,330        89,406
Selectively Hedged Global Equity
  Portfolio...............................       5,442         3,086              --        75,594        84,122
Emerging Markets Portfolio................      30,263            --        (222,047)    2,145,848     1,954,064
Emerging Markets Small Cap
  Portfolio...............................     114,626       145,192              --     1,028,031     1,287,849
Emerging Markets Value Portfolio..........     215,411            --      (1,338,720)    2,456,083     1,332,774
Emerging Markets Core Equity
  Portfolio...............................     124,552            --        (832,542)    5,300,099     4,592,109

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2017, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains through October 31 of the indicated expiration dates, as applicable (amounts in thousands):

                                                      2018    2019    2020  UNLIMITED    TOTAL
                                                     ------- ------- ------ ---------- ----------
Enhanced U.S. Large Company Portfolio...............      --      --     --         --         --
U.S. Large Cap Equity Portfolio.....................      --      --     -- $   10,499 $   10,499
U.S. Large Cap Value Portfolio......................      --      --     --         --         --
U.S. Targeted Value Portfolio.......................      --      --     --         --         --
U.S. Small Cap Value Portfolio......................      --      --     --         --         --
U.S. Core Equity 1 Portfolio........................      --      --     --         --         --
U.S. Core Equity 2 Portfolio........................      --      --     --         --         --
U.S. Vector Equity Portfolio........................      --      --     --         --         --
U.S. Small Cap Portfolio............................      --      --     --         --         --
U.S. Micro Cap Portfolio............................      --      --     --         --         --
U.S. High Relative Profitability Portfolio..........      --      --     --        353        353
DFA Real Estate Securities Portfolio................      --      --     --         --         --
Large Cap International Portfolio................... $14,311 $12,549     --         --     26,860
International Core Equity Portfolio.................      --      --     --    304,819    304,819
International Small Company Portfolio...............      --      --     --         --         --
Global Small Company Portfolio......................      --      --     --         --         --
Japanese Small Company Portfolio....................      --      -- $3,708         --      3,708
Asia Pacific Small Company Portfolio................      --      --     --      4,719      4,719
United Kingdom Small Company Portfolio..............      --      --     --         --         --
Continental Small Company Portfolio.................      --      --     --         --         --
DFA International Real Estate Securities Portfolio..  38,689  69,466     --     61,598    169,753
DFA Global Real Estate Securities Portfolio.........      --      --     --         --         --
DFA International Small Cap Value Portfolio.........      --      --     --         --         --
International Vector Equity Portfolio...............      --      --     --         --         --
International High Relative Profitability Portfolio.      --      --     --        236        236
World ex U.S. Value Portfolio.......................      --     226     --         --        226
World ex U.S. Targeted Value Portfolio..............      --      --     --         --         --
World ex U.S. Core Equity Portfolio.................      --      --     --      5,291      5,291
World Core Equity Portfolio.........................      --      --     --         --         --
Selectively Hedged Global Equity Portfolio..........      --      --     --         --         --
Emerging Markets Portfolio..........................      --      --     --    222,047    222,047
Emerging Markets Small Cap Portfolio................      --      --     --         --         --
Emerging Markets Value Portfolio....................      --      --     --  1,338,720  1,338,720
Emerging Markets Core Equity Portfolio..............      --      --     --    832,542    832,542

   During the year ended October 31, 2017, the Portfolios utilized the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

                U.S. Large Cap Equity Portfolio........ $    565
                Large Cap International Portfolio......  159,888
                International Core Equity Portfolio....    4,549
                Japanese Small Company Portfolio.......   27,939
                Asia Pacific Small Company Portfolio...    8,833
                Continental Small Company Portfolio....   10,132
                World ex U.S. Value Portfolio..........    2,457
                World ex U.S. Targeted Value Portfolio.    8,263
                World ex U.S. Core Equity Portfolio....    6,772

   At October 31, 2017, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                                NET
                                                                                             UNREALIZED
                                                      FEDERAL     UNREALIZED   UNREALIZED   APPRECIATION
                                                      TAX COST   APPRECIATION DEPRECIATION (DEPRECIATION)
                                                     ----------- ------------ ------------ --------------
Enhanced U.S. Large Company Portfolio............... $   335,890  $   15,666  $   (16,720)   $   (1,054)
U.S. Large Cap Equity Portfolio.....................   1,001,601     283,591      (29,762)      253,829
U.S. Large Cap Value Portfolio......................  16,480,473   7,253,139           --     7,253,139
U.S. Targeted Value Portfolio.......................  10,241,042   2,751,920     (548,362)    2,203,558
U.S. Small Cap Value Portfolio......................  12,679,577   5,047,593     (724,864)    4,322,729
U.S. Core Equity 1 Portfolio........................  15,449,180   7,517,870     (543,743)    6,974,127
U.S. Core Equity 2 Portfolio........................  16,865,408   8,661,166     (729,619)    7,931,547
U.S. Vector Equity Portfolio........................   3,696,177   1,851,442     (249,647)    1,601,795
U.S. Small Cap Portfolio............................  16,126,378   5,195,657     (787,627)    4,408,030
U.S. Micro Cap Portfolio............................   4,989,611   2,687,566     (291,501)    2,396,065
U.S. High Relative Profitability Portfolio..........     140,101      12,404       (2,886)        9,518
DFA Real Estate Securities Portfolio................   6,464,213   2,411,959     (207,628)    2,204,331
Large Cap International Portfolio...................   4,097,767   1,083,975     (269,785)      814,190
International Core Equity Portfolio.................  22,172,388   6,083,614   (1,392,880)    4,690,734
International Small Company Portfolio...............  10,655,424   2,697,226           --     2,697,226
Global Small Company Portfolio......................      13,755       1,247           --         1,247
Japanese Small Company Portfolio....................     494,939     153,281           --       153,281
Asia Pacific Small Company Portfolio................     328,449       3,771           --         3,771
United Kingdom Small Company Portfolio..............      35,902       9,300           --         9,300
Continental Small Company Portfolio.................     461,529     130,686           --       130,686
DFA International Real Estate Securities Portfolio..   5,945,980       2,620     (344,383)     (341,763)
DFA Global Real Estate Securities Portfolio.........   6,166,561     820,566     (133,756)      686,810
DFA International Small Cap Value Portfolio.........  13,426,467   4,403,135     (992,298)    3,410,837
International Vector Equity Portfolio...............   2,143,938     688,890     (157,449)      531,441
International High Relative Profitability Portfolio.      65,512       5,113       (1,394)        3,719
World ex U.S. Value Portfolio.......................     207,580      38,977           --        38,977
World ex U.S. Targeted Value Portfolio..............     391,177      96,516      (17,546)       78,970
World ex U.S. Core Equity Portfolio.................   2,532,100     535,799     (113,529)      422,270
World Core Equity Portfolio.........................     458,310      88,330           --        88,330
Selectively Hedged Global Equity Portfolio..........     304,513      75,832         (238)       75,594
Emerging Markets Portfolio..........................   4,494,072   2,145,848           --     2,145,848
Emerging Markets Small Cap Portfolio................   6,223,610   1,028,031           --     1,028,031
Emerging Markets Value Portfolio....................  16,967,942   2,456,083           --     2,456,083
Emerging Markets Core Equity Portfolio..............  22,621,998   7,407,610   (2,107,512)    5,300,098

   The difference between GAAP-basis and tax basis unrealized gains (losses) is attributable primarily to wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

   ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios' tax positions and has concluded that no additional provision for income tax is required in the Portfolios' financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios' federal tax returns the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. CAPITAL SHARE TRANSACTIONS:

   The capital share transactions by class were as follows (amounts in thousands):

                                                              YEAR ENDED             YEAR ENDED
                                                            OCT. 31, 2017          OCT. 31, 2016
                                                        ---------------------  ---------------------
                                                           AMOUNT     SHARES      AMOUNT     SHARES
                                                        -----------  --------  -----------  --------
U.S. TARGETED VALUE PORTFOLIO
Class R1 Shares
  Shares Issued........................................ $    24,436     1,012  $    10,885       541
  Shares Issued in Lieu of Cash Distributions..........       1,891        78        2,087       104
  Shares Redeemed......................................     (13,915)     (583)     (16,510)     (828)
                                                        -----------  --------  -----------  --------
Net Increase (Decrease) -- Class R1 Shares............. $    12,412       507  $    (3,538)     (183)
                                                        ===========  ========  ===========  ========
Class R2 Shares
  Shares Issued........................................ $    59,748     2,511  $    55,695     2,692
  Shares Issued in Lieu of Cash Distributions..........       7,083       293        7,874       394
  Shares Redeemed......................................     (83,900)   (3,530)     (48,930)   (2,390)
                                                        -----------  --------  -----------  --------
Net Increase (Decrease) -- Class R2 Shares............. $   (17,069)     (726) $    14,639       696
                                                        ===========  ========  ===========  ========
Institutional Class Shares
  Shares Issued........................................ $ 2,997,263   124,486  $ 1,922,986    96,220
  Shares Issued in Lieu of Cash Distributions..........     364,240    15,012      353,719    17,629
  Shares Redeemed......................................  (2,200,921)  (91,872)  (1,368,182)  (67,152)
                                                        -----------  --------  -----------  --------
Net Increase (Decrease) -- Institutional Class Shares.. $ 1,160,582    47,626  $   908,523    46,697
                                                        ===========  ========  ===========  ========

EMERGING MARKETS VALUE PORTFOLIO
Class R2 Shares
  Shares Issued........................................ $    21,637       832  $    26,972     1,227
  Shares Issued in Lieu of Cash Distributions..........         847        33        2,365       110
  Shares Redeemed......................................    (100,936)   (3,793)     (15,075)     (714)
                                                        -----------  --------  -----------  --------
Net Increase (Decrease) -- Class R2 Shares............. $   (78,452)   (2,928) $    14,262       623
                                                        ===========  ========  ===========  ========
Institutional Class Shares
  Shares Issued........................................ $ 2,437,845    90,088  $ 2,794,365   131,949
  Shares Issued in Lieu of Cash Distributions..........     321,969    11,684      413,784    19,201
  Shares Redeemed......................................  (3,240,359) (118,738)  (3,524,430) (162,649)
                                                        -----------  --------  -----------  --------
Net Increase (Decrease) -- Institutional Class Shares.. $  (480,545)  (16,966) $  (316,281)  (11,499)
                                                        ===========  ========  ===========  ========

H. FINANCIAL INSTRUMENTS:

   In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest either directly or indirectly through their investment in a corresponding Master/Underlying Fund, in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.

DERIVATIVE FINANCIAL INSTRUMENTS:

   Summarized below are the specific types of derivative instruments used by the Portfolios.

   2. FORWARD CURRENCY CONTRACTS: The Selectively Hedged Global Equity Portfolio may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk). The Selectively Hedged Global Equity Portfolio may hedge some or all of the currency exposure of its foreign securities by entering into forward currency contracts. The decision to hedge the Portfolio's currency exposure with respect to a foreign market will be based primarily on the Portfolio's existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation from translation of foreign-currency-denominated amounts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

   3. FUTURES CONTRACTS: Each Portfolio noted below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolios. The Portfolios, however, do not intend to sell futures contracts to establish short positions in individual securities. The Enhanced U.S. Large Company Portfolio may also use futures contracts and options thereon to hedge against securities prices or as part of its overall investment strategy. The Selectively Hedged Global Equity Portfolio may also use futures contracts to hedge some or all of the currency exposure of its foreign securities. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements. The Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   The average volume (based on the open positions at each fiscal month-end) of derivative activity for the year ended October 31, 2017 (amounts in thousands):

                                                           FORWARD
                                                          CURRENCY
                                                          CONTRACTS FUTURES
                                                          --------- --------
    Enhanced U.S. Large Company Portfolio................  $6,510   $265,426
    U.S. Large Cap Equity Portfolio......................      --        275
    U.S. Targeted Value Portfolio........................      --     93,220
    U.S. Small Cap Value Portfolio.......................      --    151,851
    U.S. Core Equity 1 Portfolio.........................      --    132,849
    U.S. Core Equity 2 Portfolio.........................      --    156,670
    U.S. Vector Equity Portfolio.........................      --     28,428
    U.S. Small Cap Portfolio.............................      --    157,726
    U.S. Micro Cap Portfolio.............................      --     50,555
    DFA Real Estate Securities Portfolio.................      --     57,493

                                                           FORWARD
                                                          CURRENCY
                                                          CONTRACTS FUTURES
                                                          --------- --------
    Large Cap International Portfolio....................       --  $ 33,612
    International Core Equity Portfolio..................       --   171,561
    International Small Company Portfolio................       --    83,497
    DFA International Real Estate Securities Portfolio...       --    36,753
    DFA Global Real Estate Securities Portfolio..........       --     3,924
    DFA International Small Cap Value Portfolio..........       --   113,162
    International Vector Equity Portfolio................       --       557
    International High Relative Profitability Portfolio..       --       113
    Selectively Hedged Global Equity Portfolio........... $175,952    19,378
    Emerging Markets Core Equity Portfolio...............       --   188,864

   Securities have been segregated as collateral for open futures contracts.

   The following is a summary of the location of derivatives on the Portfolios' Statements of Assets and Liabilities as of October 31, 2017:

                                LOCATION ON THE STATEMENTS OF ASSETS AND
                                              LIABILITIES
                           ---------------------------------------------------
 DERIVATIVE TYPE              ASSET DERIVATIVES        LIABILITY DERIVATIVES
 ---------------           ------------------------   ------------------------
 Forward currency          Unrealized Gain on         Unrealized Loss on
   contracts                 Forward Currency           Forward Currency
                             Contracts                  Contracts

 Equity contracts          Receivables: Futures       Payables: Futures Margin
                             Margin Variation           Variation

   The following is a summary of the Portfolios' derivative instrument holdings categorized by primary risk exposure as of October 31, 2017 (amounts in thousands):

                                                             ASSET DERIVATIVES VALUE
                                                      -------------------------------------
                                                        TOTAL VALUE     FORWARD
                                                             AT        CURRENCY    EQUITY
                                                      OCTOBER 31, 2017 CONTRACTS CONTRACTS*
                                                      ---------------- --------- ----------
Enhanced U.S. Large Company Portfolio................     $15,438       $  896    $14,542
U.S. Targeted Value Portfolio........................         900           --        900
U.S. Small Cap Value Portfolio.......................       5,338           --      5,338
U.S. Core Equity 1 Portfolio.........................       6,810           --      6,810
U.S. Core Equity 2 Portfolio.........................       7,582           --      7,582
U.S. Small Cap Portfolio.............................       5,834           --      5,834
U.S. Micro Cap Portfolio.............................         933           --        933
DFA Real Estate Securities Portfolio.................       2,343           --      2,343
Large Cap International Portfolio....................       1,011           --      1,011
International Core Equity Portfolio..................       8,915           --      8,915
International Small Company Portfolio................       2,910           --      2,910
DFA International Real Estate Securities Portfolio...         450           --        450
DFA International Small Cap Value Portfolio..........       5,949           --      5,949
Selectively Hedged Global Equity Portfolio...........       2,668        1,662      1,006
Emerging Markets Core Equity Portfolio...............       5,887           --      5,887

                                                           LIABILITY DERIVATIVES VALUE
                                                      -------------------------------------
                                                        TOTAL VALUE     FORWARD
                                                             AT        CURRENCY    EQUITY
                                                      OCTOBER 31, 2017 CONTRACTS CONTRACTS*
                                                      ---------------- --------- ----------
Selectively Hedged Global Equity Portfolio...........     $  (238)      $ (238)        --

* Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Statements of Assets and Liabilities.

   The following is a summary of the location on the Portfolios' Statements of Operations of realized and change in unrealized gains and losses from the Portfolios' derivative instrument holdings through the year ended October 31, 2017:

DERIVATIVE TYPE             LOCATION OF GAIN (LOSS) ON DERIVATIVES
---------------             --------------------------------------
Forward currency contracts  Net Realized Gain (Loss) on: Forward Currency Contracts
                            Change in Unrealized Appreciation (Depreciation) of:
                              Forward Currency Contracts

Equity contracts            Net Realized Gain (Loss) on: Futures Change in Unrealized
                              Appreciation (Depreciation) of: Futures

   The following is a summary of the realized and change in unrealized gains and losses from the Portfolios' derivative instrument holdings categorized by primary risk exposure through the year ended October 31, 2017 (amounts in thousands):

                                                          REALIZED GAIN (LOSS) ON
                                                                DERIVATIVES
                                                      ---------------------------
                                                                FORWARD
                                                               CURRENCY    EQUITY
                                                       TOTAL   CONTRACTS  CONTRACTS
                                                      -------  --------- ---------
Enhanced U.S. Large Company Portfolio................ $39,027   $  (132)  $39,159
U.S. Large Cap Equity Portfolio......................       9        --         9*
U.S. Large Cap Value Portfolio.......................  18,720        --    18,720*(1)
U.S. Targeted Value Portfolio........................  17,659        --    17,659
U.S. Small Cap Value Portfolio.......................  26,310        --    26,310
U.S. Core Equity 1 Portfolio.........................  15,613        --    15,613
U.S. Core Equity 2 Portfolio.........................  19,381        --    19,381
U.S. Vector Equity Portfolio.........................   5,443        --     5,443*
U.S. Small Cap Portfolio.............................  18,310        --    18,310
U.S. Micro Cap Portfolio.............................   9,052        --     9,052
U.S. High Relative Profitability Portfolio...........    (394)       --      (394)*
DFA Real Estate Securities Portfolio.................   8,131        --     8,131
Large Cap International Portfolio....................   4,534        --     4,534
International Core Equity Portfolio..................  22,487        --    22,487
International Small Company Portfolio................  11,549        --    11,549(1)
Global Small Company Portfolio.......................       1        --         1*(1)
DFA International Real Estate Securities Portfolio...   6,597        --     6,597
DFA Global Real Estate Securities Portfolio..........     149        --       149*
DFA International Small Cap Value Portfolio..........  14,572        --    14,572
International Vector Equity Portfolio................     158        --       158*
International High Relative Profitability Portfolio..     (72)       --       (72)*
World ex U.S. Value Portfolio........................     262        --       262*(1)
World ex U.S. Core Equity Portfolio..................      68        --        68*
Selectively Hedged Global Equity Portfolio...........     932    (1,466)    2,398
Emerging Markets Portfolio...........................   8,254        --     8,254*(1)
Emerging Markets Small Cap Portfolio.................   9,252        --     9,252*(1)
Emerging Markets Value Portfolio.....................  19,890        --    19,890*(1)
Emerging Markets Core Equity Portfolio...............  29,430        --    29,430


                                                         CHANGE IN UNREALIZED
                                                      APPRECIATION (DEPRECIATION) ON
                                                              DERIVATIVES
                                                      -----------------------------
                                                                FORWARD
                                                               CURRENCY    EQUITY
                                                       TOTAL   CONTRACTS  CONTRACTS
                                                      -------  ---------  ---------
Enhanced U.S. Large Company Portfolio................ $15,186    $896      $14,290
U.S. Large Cap Value Portfolio.......................  10,896      --       10,896*
U.S. Targeted Value Portfolio........................   2,939      --        2,939
U.S. Small Cap Value Portfolio.......................   9,284      --        9,284
U.S. Core Equity 1 Portfolio.........................  10,034      --       10,034
U.S. Core Equity 2 Portfolio.........................  11,212      --       11,212
U.S. Vector Equity Portfolio.........................     835      --          835*
U.S. Small Cap Portfolio.............................  10,124      --       10,124
U.S. Micro Cap Portfolio.............................   2,595      --        2,595
DFA Real Estate Securities Portfolio.................   3,862      --        3,862
Large Cap International Portfolio....................   1,881      --        1,881
International Core Equity Portfolio..................  11,863      --       11,863
International Small Company Portfolio................   5,699      --        5,699
Japanese Small Company Portfolio.....................       1      --            1*
DFA International Real Estate Securities Portfolio...     754      --          754
DFA International Small Cap Value Portfolio..........   9,407      --        9,407
World ex U.S. Value Portfolio........................      99      --           99*
Selectively Hedged Global Equity Portfolio...........   2,129     775        1,354
Emerging Markets Portfolio...........................   1,186      --        1,186*
Emerging Markets Small Cap Portfolio.................     854      --          854*
Emerging Markets Value Portfolio.....................   3,766      --        3,766*
Emerging Markets Core Equity Portfolio...............   9,334      --        9,334

* As of October 31, 2017, there were no futures contracts outstanding. During the year ended October 31, 2017, the Portfolio had limited activity in futures contracts.

(1)The amount listed reflects allocated derivatives activity from the Master
   Fund.

OFFSETTING OF DERIVATIVE ASSETS AND DERIVATIVE LIABILITIES

   In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (OTC) derivatives and forward currency contracts and typically contains, among other things, provisions in the event of a default and/or termination event and may also include collateral posting items. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments' payables and/or receivables with collateral held and/or posted, if any, and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

   For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the "Statement of assets and liabilities."

   The following table presents the Portfolios' gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Portfolios as of October 31, 2017 (Amounts in thousands):

                                    NET                                                   NET
                                  AMOUNTS                                               AMOUNTS
                                    OF        GROSS AMOUNTS NOT                           OF        GROSS AMOUNTS NOT
                                  ASSETS        OFFSET IN THE                         LIABILITIES     OFFSET IN THE
                                 PRESENTED   STATEMENTS OF ASSETS                      PRESENTED   STATEMENTS OF ASSETS
                       GROSS      IN THE       AND LIABILITIES               GROSS      IN THE       AND LIABILITIES
                     AMOUNTS OF STATEMENTS  ----------------------        AMOUNTS OF  STATEMENTS  ----------------------
                     RECOGNIZED  OF ASSETS   FINANCIAL     CASH     NET   RECOGNIZED   OF ASSETS   FINANCIAL     CASH     NET
                       ASSETS       AND     INSTRUMENTS COLLATERAL AMOUNT LIABILITIES     AND     INSTRUMENTS COLLATERAL AMOUNT
DESCRIPTION             (A)     LIABILITIES     (B)      RECEIVED   (C)       (A)     LIABILITIES     (D)      PLEDGED    (E)
-----------          ---------- ----------- ----------- ---------- ------ ----------- ----------- ----------- ---------- ------
                                            ASSETS                                             LIABILITIES
                     ---------------------------------------------------- -----------------------------------------------------
ENHANCED U.S. LARGE
 COMPANY PORTFOLIO
Forward Currency
 Contracts..........   $  896     $  896         --         --     $  896      --          --          --         --       --
SELECTIVELY HEDGED
 GLOBAL EQUITY PORTFOLIO
Forward Currency
 Contracts..........    1,662      1,662       (238)        --      1,424     238         238        (238)        --       --

(a)No amounts have been netted against the gross amounts recognized in the Statements of Assets and Liabilities.

(b)Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(c)Represents the net amount due from counterparties in the event of default.

(d)Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(e)Represents the net amount due to counterparties in the event of default.

   Note K contains information regarding securities lending amounts that are subject to netting arrangements.

I. LINE OF CREDIT AND INTERFUND LENDING PROGRAM:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective March 29, 2017, with its domestic custodian bank. A line of credit with similar terms was in effect through March 29, 2017. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 28, 2018.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 6, 2017. A line of credit with similar terms was in effect through January 6, 2017. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 5, 2018.

   For the year ended October 31, 2017, borrowings by the Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                                        WEIGHTED      WEIGHTED    NUMBER OF   INTEREST MAXIMUM AMOUNT
                                                         AVERAGE      AVERAGE        DAYS     EXPENSE  BORROWED DURING
                                                      INTEREST RATE LOAN BALANCE OUTSTANDING* INCURRED   THE PERIOD
                                                      ------------- ------------ ------------ -------- ---------------
U.S. Large Cap Equity Portfolio......................     1.60%       $11,046         20        $ 9        $47,676
Global Small Company Portfolio.......................     1.67%            73         17         --            148
DFA International Real Estate Securities Portfolio...     1.37%        33,360          6          8         45,480
DFA Global Real Estate Securities Portfolio..........     1.27%         5,191          6          1          9,417
International Vector Equity Portfolio................     1.72%           388          5         --            669
World ex U.S. Value Portfolio........................     1.64%           101         29         --            424
World ex U.S. Targeted Value Portfolio...............     1.71%           660          9         --          2,089
World ex U.S. Core Equity Portfolio..................     1.69%         3,702         21          4          9,302
World Core Equity Portfolio..........................     1.57%         1,321         21          1          5,842
Emerging Markets Core Equity Portfolio...............     1.41%        16,061          1          1         16,061

* Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2017, that each Portfolio's available line of credit was utilized.

   There were no outstanding borrowings by the Portfolios under the lines of credit as of October 31, 2017.

   Pursuant to an exemptive order issued by the SEC (the "Order"), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice.

   The Portfolios did not utilize the interfund lending program during the year ended October 31, 2017.

J. AFFILIATED TRADES:

   Cross trades for the year ended October 31, 2017, if any, were executed by the Portfolios pursuant to procedures adopted by the Board of Directors of the Fund to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the "1940 Act"). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment adviser (or affiliated investment advisers), common directors and/or common officers. At its regularly scheduled meetings, the Board reviews such transactions for compliance with the requirements and restrictions set forth by Rule 17a-7 under the 1940 Act.

   For the year ended October 31, 2017, cross trades by the Portfolios under Rule 17a-7 were as follows (amounts in thousands):

PORTFOLIO                                             PURCHASES  SALES   REALIZED GAIN (LOSS)
---------                                             --------- -------- --------------------
U.S. Large Cap Equity Portfolio...................... $ 42,405  $ 23,274       $ (4,689)
U.S. Targeted Value Portfolio........................  305,503   529,350         67,568
U.S. Small Cap Value Portfolio.......................   99,734   732,604        (12,452)
U.S. Core Equity 1 Portfolio.........................  373,556   268,146        (32,976)
U.S. Core Equity 2 Portfolio.........................  469,944   296,007         (1,236)

PORTFOLIO                                             PURCHASES  SALES   REALIZED GAIN (LOSS)
---------                                             --------- -------- --------------------
U.S. Vector Equity Portfolio......................... $ 87,740  $115,718       $ 22,766
U.S. Small Cap Portfolio.............................  556,558   273,834         32,087
U.S. Micro Cap Portfolio.............................  146,270   177,992         28,762
U.S. High Relative Profitability Portfolio...........    1,988        --             --
DFA Real Estate Securities Portfolio.................   15,426     4,252         (1,417)
Large Cap International Portfolio....................  102,165    46,121         16,561
International Core Equity Portfolio..................  284,493    57,520         (2,638)
DFA Global Real Estate Securities Portfolio..........   12,509        --             --
DFA International Small Cap Value Portfolio..........   26,500   555,488        153,528
International Vector Equity Portfolio................   15,798     3,742            211
International High Relative Profitability Portfolio..    2,918        45             --
World ex U.S. Targeted Value Portfolio...............    8,220     3,211          1,012
World ex U.S. Core Equity Portfolio..................   24,450     4,760            272
Emerging Markets Core Equity Portfolio...............   33,416     6,850         (1,240)

K. SECURITIES LENDING:

   As of October 31, 2017, some of the Portfolios had securities on loan to brokers/dealers, for which each such Portfolio received cash collateral. The non-cash collateral includes short-and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):

                                                               MARKET
                                                               VALUE
                                                             ----------
         U.S. Large Cap Equity Portfolio.................... $   10,219
         U.S. Targeted Value Portfolio......................    883,299
         U.S. Small Cap Value Portfolio.....................    881,275
         U.S. Core Equity 1 Portfolio.......................  1,483,099
         U.S. Core Equity 2 Portfolio.......................  1,557,927
         U.S. Vector Equity Portfolio.......................    373,243
         U.S. Small Cap Portfolio...........................  1,387,244
         U.S. Micro Cap Portfolio...........................    270,464
         U.S. High Relative Profitability Portfolio.........        860
         DFA Real Estate Securities Portfolio...............    195,400
         Large Cap International Portfolio..................     33,676
         International Core Equity Portfolio................    152,068
         DFA International Real Estate Securities Portfolio.      3,285
         DFA International Small Cap Value Portfolio........     61,119
         International Vector Equity Portfolio..............     12,245
         World ex U.S. Targeted Value Portfolio.............      3,763
         World ex U.S. Core Equity Portfolio................     30,231
         Emerging Markets Core Equity Portfolio.............    957,824

   Each Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio's collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to their stated investment policies, each Portfolio will generally invest the cash collateral received for the loaned securities in the Money Market Series, an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses, and other payments to and from borrowers of securities. Each Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

   The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of October 31, 2017:

                                                  REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                                               AS OF OCTOBER 31, 2017
                                            ------------------------------------------------------------
                                            OVERNIGHT AND             BETWEEN
                                             CONTINUOUS    <30 DAYS 30 & 90 DAYS >90 DAYS     TOTAL
                                            -------------- -------- ------------ -------- --------------
SECURITIES LENDING TRANSACTIONS
ENHANCED U.S. LARGE COMPANY PORTFOLIO
 U.S. Treasury Obligations................. $    3,027,311    --         --         --    $    3,027,311
U.S. LARGE CAP EQUITY PORTFOLIO
 Common Stocks.............................     41,252,845    --         --         --        41,252,845
U.S. TARGETED VALUE PORTFOLIO
 Common Stocks.............................  1,670,768,102    --         --         --     1,670,768,102
U.S. SMALL CAP VALUE PORTFOLIO
 Common Stocks.............................  1,834,293,538    --         --         --     1,834,293,538
U.S. CORE EQUITY 1 PORTFOLIO
 Common Stocks, Rights/Warrants............  1,640,845,561    --         --         --     1,640,845,561
U.S. CORE EQUITY 2 PORTFOLIO
 Common Stocks, Rights/Warrants............  2,291,390,829    --         --         --     2,291,390,829
U.S. VECTOR EQUITY PORTFOLIO
 Common Stocks, Rights/Warrants............    572,203,152    --         --         --       572,203,152
U.S. SMALL CAP PORTFOLIO
 Common Stocks.............................  3,582,679,218    --         --         --     3,582,679,218
U.S. MICRO CAP PORTFOLIO
 Common Stocks.............................  1,087,255,757    --         --         --     1,087,255,757
U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO
 Common Stocks.............................      8,012,043    --         --         --         8,012,043
DFA REAL ESTATE SECURITIES PORTFOLIO
 Common Stocks.............................    416,958,424    --         --         --       416,958,424
LARGE CAP INTERNATIONAL PORTFOLIO
 Common Stocks.............................    273,685,666    --         --         --       273,685,666
INTERNATIONAL CORE EQUITY PORTFOLIO
 Common Stocks, Preferred Stocks,
   Rights/Warrants.........................  1,710,859,480    --         --         --     1,710,859,480
DFA INTERNATIONAL REAL ESTATE SECURITIES
  PORTFOLIO
 Common Stocks.............................    185,599,787    --         --         --       185,599,787

                                                 REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                                              AS OF OCTOBER 31, 2017
                                           ------------------------------------------------------------
                                           OVERNIGHT AND             BETWEEN
                                            CONTINUOUS    <30 DAYS 30 & 90 DAYS >90 DAYS     TOTAL
                                           -------------- -------- ------------ -------- --------------
DFA GLOBAL REAL ESTATE SECURITIES
  PORTFOLIO
 Common Stocks............................ $  107,840,139    --         --         --    $  107,840,139
DFA INTERNATIONAL SMALL CAP VALUE
  PORTFOLIO
 Common Stocks, Rights/Warrants...........    910,020,857    --         --         --       910,020,857
INTERNATIONAL VECTOR EQUITY PORTFOLIO
 Common Stocks, Rights/Warrants...........    169,224,337    --         --         --       169,224,337
INTERNATIONAL HIGH RELATIVE PROFITABILITY
  PORTFOLIO
 Common Stocks............................      1,942,864    --         --         --         1,942,864
WORLD EX U.S. TARGETED VALUE PORTFOLIO
 Common Stocks............................      7,173,015    --         --         --         7,173,015
WORLD EX U.S. CORE EQUITY PORTFOLIO
 Common Stocks, Preferred Stocks..........    158,024,649    --         --         --       158,024,649
EMERGING MARKETS CORE EQUITY PORTFOLIO
 Common Stocks, Rights/Warrants...........  1,102,539,901    --         --         --     1,102,539,901

L. SHAREHOLDER SERVICING FEES:

   The Class R1 Shares pay a shareholder servicing fee in an amount up to 0.10% and Class R2 Shares pay a shareholder servicing fee in an amount up to 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in U.S. Targeted Value Portfolio Class R1 and Class R2 Shares and Emerging Markets Value Portfolio Class R2 Shares.

M. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

N. IN-KIND REDEMPTIONS:

   During the year ended October 31, 2017, the following Portfolios realized net gains (losses) on in-kind redemptions as follows:

             U.S. Small Cap Value Portfolio............... $ 79,386
             U.S. Small Cap Portfolio.....................  125,200
             DFA International Small Cap Value Portfolio..   82,012

O. RECENTLY ISSUED ACCOUNTING STANDARDS:

   In October 2016, the U.S. Securities and Exchange Commission ("SEC") adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X require standardized, enhanced disclosure about derivatives in investment company financial statements, and also change the rules governing the form and content of such financial statements. The amendments to Regulation S-X took effect on August 1, 2017, and the financial statements have been modified accordingly, as applicable.

P. OTHER:

   At October 31, 2017, the following number of shareholders held the following approximate percentages of the stated Portfolios' outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                                                     APPROXIMATE
                                                                                      PERCENTAGE
                                                                        NUMBER OF   OF OUTSTANDING
                                                                       SHAREHOLDERS     SHARES
                                                                       ------------ --------------
Enhanced U.S. Large Company Portfolio -- Institutional Class Shares...      3             69%
U.S. Large Cap Equity Portfolio -- Institutional Class Shares.........      4             93%
U.S. Large Cap Value Portfolio -- Institutional Class Shares..........      3             70%
U.S. Targeted Value Portfolio -- Class R1 Shares......................      4             83%
U.S. Targeted Value Portfolio -- Class R2 Shares......................      7             80%
U.S. Targeted Value Portfolio -- Institutional Class Shares...........      3             59%
U.S. Small Cap Value Portfolio -- Institutional Class Shares..........      3             62%
U.S. Core Equity 1 Portfolio -- Institutional Class Shares............      6             85%
U.S. Core Equity 2 Portfolio -- Institutional Class Shares............      6             85%
U.S. Vector Equity Portfolio -- Institutional Class Shares............      4             86%
U.S. Small Cap Portfolio -- Institutional Class Shares................      3             52%
U.S. Micro Cap Portfolio -- Institutional Class Shares................      4             75%
U.S. High Relative Profitability Portfolio -- Institutional
  Class Shares........................................................      3             97%
DFA Real Estate Securities Portfolio -- Institutional Class Shares....      4             76%
Large Cap International Portfolio -- Institutional Class Shares.......      3             64%
International Core Equity Portfolio -- Institutional Class Shares.....      4             72%
International Small Company Portfolio -- Institutional Class Shares...      3             59%
Global Small Company Portfolio -- Institutional Class Shares..........      3             94%
Japanese Small Company Portfolio -- Institutional Class Shares........      4             87%
Asia Pacific Small Company Portfolio -- Institutional Class Shares....      3             92%
United Kingdom Small Company Portfolio -- Institutional Class Shares..      4             93%
Continental Small Company Portfolio -- Institutional Class Shares.....      3             92%
DFA International Real Estate Securities Portfolio -- Institutional
  Class Shares........................................................      4             89%
DFA Global Real Estate Securities Portfolio -- Institutional
  Class Shares........................................................      3             65%
DFA International Small Cap Value Portfolio -- Institutional
  Class Shares........................................................      4             70%
International Vector Equity Portfolio -- Institutional Class Shares...      4             89%
International High Relative Profitability Portfolio -- Institutional
  Class Shares........................................................      3             96%
World ex U.S. Value Portfolio -- Institutional Class Shares...........      6             93%
World ex U.S. Targeted Value Portfolio -- Institutional Class Shares..      3             97%

                                                                                     APPROXIMATE
                                                                                      PERCENTAGE
                                                                        NUMBER OF   OF OUTSTANDING
                                                                       SHAREHOLDERS     SHARES
                                                                       ------------ --------------
World ex U.S. Core Equity Portfolio -- Institutional Class Shares.....      3             74%
World Core Equity Portfolio -- Institutional Class Shares.............      4             78%
Selectively Hedged Global Equity Portfolio -- Institutional
  Class Shares........................................................      4             96%
Emerging Markets Portfolio -- Institutional Class Shares..............      4             63%
Emerging Markets Small Cap Portfolio -- Institutional Class Shares....      3             53%
Emerging Markets Value Portfolio -- Class R2 Shares...................      4             96%
Emerging Markets Value Portfolio -- Institutional Class Shares........      2             35%
Emerging Markets Core Equity Portfolio -- Institutional Class Shares..      3             61%

   The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   The U.S. Large Cap Value Series has been named as a defendant in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned IN RE TRIBUNE COMPANY FRAUDULENT CONVEYANCE LITIGATION, No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The U.S. Large Cap Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee (the "Trustee") on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits"). The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO. On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lack standing to pursue their claims. The parties appealed the Court's dismissal order to the United States Court of Appeals for the Second Circuit (the "Second Circuit"), and, on March 29, 2016, the Second Circuit affirmed the dismissal, albeit on the grounds that the individual creditor plaintiffs' claims are preempted by the Bankruptcy Code's safe harbor for securities transactions. The individual creditor plaintiffs have petitioned the Supreme Court of the United States to review the Second Circuit's ruling, and that petition is pending. On January 6, 2017, the Court granted the shareholder defendant's motion to dismiss the claims against them in the Committee Action. The Trustee requested that the Court certify the dismissal order for appeal to the Second Circuit, and the District Court advised that it will certify the dismissal order for appeal after it rules on the additional pending motions to dismiss (not involving the shareholder defendants).

   Litigation counsel to The U.S. Large Cap Value Series in the Lawsuits has advised management that it does not believe that it is possible to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series can do so, no reduction of the net asset value of The U.S. Large Cap Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of the net asset value of The U.S. Large Cap Value Series at this time.

   The U.S. Large Cap Value Series also cannot quantify the cost of the Lawsuits that could potentially be deducted from its net asset value. Therefore, at this time, those investors buying or redeeming shares of The U.S. Large Cap Value Series will pay or receive, as the case may be, a price based on the net asset value of The U.S.

Large Cap Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be borne by The U.S. Large Cap Value Series as incurred and in a manner similar to any other expenses incurred by The U.S. Large Cap Value Series.

Q. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Portfolios through the date that the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of DFA Investment Dimensions Group Inc. and Shareholders of the Portfolios, as defined

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments/summary schedules of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Enhanced U.S. Large Company Portfolio, U.S. Large Cap Equity Portfolio, U.S. Large Cap Value Portfolio, U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio, U.S. High Relative Profitability Portfolio, DFA Real Estate Securities Portfolio, Large Cap International Portfolio, International Core Equity Portfolio, International Small Company Portfolio, Global Small Company Portfolio, Japanese Small Company Portfolio, Asia Pacific Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio, DFA International Real Estate Securities Portfolio, DFA Global Real Estate Securities Portfolio, DFA International Small Cap Value Portfolio, International Vector Equity Portfolio, International High Relative Profitability Portfolio, World ex U.S. Value Portfolio, World ex U.S. Targeted Value Portfolio, World ex U.S. Core Equity Portfolio, World Core Equity Portfolio, Selectively Hedged Global Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio, Emerging Markets Value Portfolio and Emerging Markets Core Equity Portfolio (thirty-four of the portfolios constituting DFA Investment Dimensions Group Inc., hereafter referred to as the "Portfolios") as of October 31, 2017, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of October 31, 2017 by correspondence with the custodians, brokers and the transfer agents of the investee funds, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 21, 2017

              NOTIFICATION OF SOURCE OF DISTRIBUTIONS PURSUANT TO
              RULE 19A-1 UNDER THE INVESTMENT COMPANY ACT OF 1940

As noted in the table provided below, the following funds paid distributions to shareholders of record a portion of which is estimated to be in excess of a fund's current and accumulated undistributed net income. Please note that this information is being provided to satisfy certain notice requirements under the Investment Company Act of 1940 and is not being provided for tax reporting purposes. Each Portfolio will send (or has sent) shareholders a Form 1099-DIV (or a financial intermediary should provide (or has provided) shareholders with similar information) for the relevant calendar year informing shareholders how to report these distributions for federal income tax purposes. As a result, shareholders should not use the information provided in this notice for tax reporting purposes.

                                     % BREAKDOWN OF DISTRIBUTION SOURCES
                                  ---------------------------------------
                                   NET INCOME
                                     FOR THE
                                   CURRENT OR    ACCUMULATED
                                    PRECEDING   UNDISTRIBUTED
                                  FISCAL YEAR,   NET PROFITS
                                       AND      FROM THE SALE    PAID-IN
                                   ACCUMULATED  OF SECURITIES  SURPLUS OR
                                  UNDISTRIBUTED   OR OTHER    OTHER CAPITAL
     PORTFOLIO NAME                NET INCOME    PROPERTIES      SOURCE
     --------------               ------------- ------------- -------------
     World Core Equity Portfolio
        September 28, 2017.......      100%           0%            0%*

* Amount is less than 1%

The ultimate composition of these distribution may vary from the estimates provided above due to a variety of factors including future income and expenses, and realized gains and losses from the purchase and sale of securities.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
DFA COMMODITY STRATEGY PORTFOLIO VS.
BLOOMBERG COMMODITY INDEX TOTAL RETURN
NOVEMBER 9, 2010-OCTOBER 31, 2017

                                    [CHART]


                    DFA Commodity Strategy       Bloomberg Commodity
                           Portfolio             Index Total Return
                    ----------------------      --------------------
 11/09/2010                 $10,000                   $10,000
 11/30/2010                   9,480                     9,414
 12/31/2010                  10,464                    10,420
  1/31/2011                  10,584                    10,525
  2/28/2011                  10,804                    10,664
  3/31/2011                  11,010                    10,884
  4/30/2011                  11,440                    11,261
  5/31/2011                  10,889                    10,691
  6/30/2011                  10,337                    10,152
  7/31/2011                  10,678                    10,452
  8/31/2011                  10,788                    10,557
  9/30/2011                   9,187                     9,001
 10/31/2011                   9,798                     9,597
 11/30/2011                   9,538                     9,384
 12/31/2011                   9,199                     9,032
  1/31/2012                   9,480                     9,256
  2/29/2012                   9,752                     9,506
  3/31/2012                   9,360                     9,112
  4/30/2012                   9,299                     9,074
  5/31/2012                   8,494                     8,245
  6/30/2012                   8,889                     8,698
  7/31/2012                   9,494                     9,261
  8/31/2012                   9,676                     9,381
  9/30/2012                   9,840                     9,541
 10/31/2012                   9,497                     9,171
 11/30/2012                   9,547                     9,176
 12/31/2012                   9,321                     8,937
  1/31/2013                   9,544                     9,151
  2/28/2013                   9,169                     8,777
  3/31/2013                   9,229                     8,836
  4/30/2013                   8,996                     8,590
  5/31/2013                   8,763                     8,397
  6/30/2013                   8,304                     8,001
  7/31/2013                   8,436                     8,110
  8/31/2013                   8,730                     8,386
  9/30/2013                   8,529                     8,172
 10/31/2013                   8,438                     8,051
 11/30/2013                   8,397                     7,987
 12/31/2013                   8,473                     8,086
  1/31/2014                   8,565                     8,110
  2/28/2014                   9,156                     8,616
  3/31/2014                   9,200                     8,651
  4/30/2014                   9,435                     8,862
  5/31/2014                   9,200                     8,607
  6/30/2014                   9,271                     8,658
  7/31/2014                   8,822                     8,227
  8/31/2014                   8,750                     8,141
  9/30/2014                   8,208                     7,634
 10/31/2014                   8,178                     7,573
 11/30/2014                   7,789                     7,265
 12/31/2014                   7,234                     6,711
  1/31/2015                   7,028                     6,486
  2/28/2015                   7,203                     6,654
  3/31/2015                   6,853                     6,312
  4/30/2015                   7,234                     6,674
  5/31/2015                   7,028                     6,494
  6/30/2015                   7,141                     6,606
  7/31/2015                   6,378                     5,904
  8/31/2015                   6,306                     5,850
  9/30/2015                   6,120                     5,650
 10/31/2015                   6,120                     5,625
 11/30/2015                   5,686                     5,217
 12/31/2015                   5,509                     5,056
  1/31/2016                   5,437                     4,971
  2/29/2016                   5,364                     4,890
  3/31/2016                   5,611                     5,077
  4/30/2016                   6,056                     5,509
  5/31/2016                   6,046                     5,499
  6/30/2016                   6,334                     5,726
  7/31/2016                   6,044                     5,433
  8/31/2016                   5,930                     5,337
  9/30/2016                   6,124                     5,505
 10/31/2016                   6,104                     5,478
 11/30/2016                   6,156                     5,551
 12/31/2016                   6,268                     5,651
  1/31/2017                   6,299                     5,659
  2/28/2017                   6,341                     5,670
  3/31/2017                   6,176                     5,519
  4/30/2017                   6,103                     5,436
  5/31/2017                   6,019                     5,364
  6/30/2017                   6,011                     5,354
  7/31/2017                   6,159                     5,475
  8/31/2017                   6,190                     5,497
  9/30/2017                   6,170                     5,489
 10/31/2017                   6,296                     5,606


                                                                        Past performance is not predictive of
                                                                        future performance.
                                                                        The returns shown do not reflect the
                                                                        deduction of taxes that a shareholder
         AVERAGE ANNUAL       ONE        FIVE         SINCE             would pay on fund distributions or the
         TOTAL RETURN         YEAR       YEARS      INCEPTION           redemption of fund shares.
         ---------------------------------------------------------      "Bloomberg data provided by Bloomberg
                              3.15%      -7.89%      -6.42%             Finance L.P."

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     MANAGEMENT'S DISCUSSION AND ANALYSIS


 COMMODITY MARKET REVIEW                     12 MONTHS ENDED OCTOBER 31, 2017

   For the 12 months ended October 31, 2017, the Bloomberg Commodity Index Total Return returned 2.35%. Sectors with positive returns included livestock, which returned 30.58%, industrial metals, which returned 29.53%, and energy, which returned 2.32%. Sectors with negative returns included agriculture, which returned -14.60%, and precious metals, which returned -2.83%.

DFA COMMODITY STRATEGY PORTFOLIO

   The DFA Commodity Strategy Portfolio seeks total return consisting of capital appreciation and current income. The Portfolio generally invests in commodity-linked derivative instruments and fixed income investments. The Portfolio, through its wholly owned subsidiary Dimensional Cayman Commodity Fund I LTD, gains exposure to commodities markets by investing in derivative instruments such as commodity swap contracts, commodity futures and other commodity-linked instruments. The Portfolio pursues commodity exposure based on sector weights of the Bloomberg Commodity Index Total Return, the Portfolio's benchmark. In pursuing the fixed income portion of the Portfolio's investment strategy, Dimensional identifies a broadly diversified universe of eligible U.S. and foreign fixed income securities with defined maturity ranges and credit quality characteristics and then seeks to purchase a broad and diverse portfolio of securities meeting these credit quality standards. The investment strategy uses a variable maturity approach and shifts maturities based on changes in the yield curve. The strategy uses current yields and identifies favorable maturity ranges for risk-adjusted expected returns based on potential buy and sell strategies.

   The Portfolio, through the Dimensional Cayman Commodity Fund I LTD, gained exposure to commodities primarily through the use of commodity swap contracts. To a lesser extent, the Portfolio gained exposure to commodities through the use of commodity futures. The Portfolio's commodity swaps provided exposure to the 22 commodities included in the benchmark. For the period, the average duration of the Portfolio's fixed income securities remained near 1.80 years.

   For the 12 months ended October 31, 2017, the total return was 3.15% for the Portfolio and 2.35% for the Bloomberg Commodity Index Total Return. The Portfolio's outperformance can primarily be attributed to the premium realized by targeting higher expected returns in longer-dated contracts along individual commodity curves. The Portfolio also benefited from avoiding the liquidity demands during the index prescribed roll periods by rolling exposure earlier than the benchmark and rebalancing annually after the benchmark. Relative outperformance is also attributable to the Portfolio's allocation to credit relative to the financing costs associated with the commodity futures and swaps exposure during a period with positive realized credit premiums.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DFA COMMODITY STRATEGY PORTFOLIO

                   CONSOLIDATED DISCLOSURE OF FUND EXPENSES
                                  (UNAUDITED)


   The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Table below illustrates your fund's costs in two ways.

   ACTUAL FUND RETURN

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                           SIX MONTHS ENDED OCTOBER 31, 2017
   EXPENSE TABLES
                                     BEGINNING  ENDING              EXPENSES
                                      ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                       VALUE    VALUE     EXPENSE    DURING
                                     05/01/17  10/31/17    RATIO*   PERIOD*
                                     --------- --------- ---------- --------
   DFA COMMODITY STRATEGY PORTFOLIO
   --------------------------------
   Actual Fund Return............... $1,000.00 $1,031.70    0.33%    $1.69
   Hypothetical 5% Annual Return.... $1,000.00 $1,023.54    0.33%    $1.68

----------

* DFA Commodity Strategy Portfolio wholly owns Dimensional Cayman Commodity Fund I, LTD. The expenses shown reflect the combined expenses of Dimensional Cayman Commodity Fund I, LTD. and DFA Commodity Strategy Portfolio. Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DFA COMMODITY STRATEGY PORTFOLIO

                 CONSOLIDATED DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (UNAUDITED)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on September 29, 2017. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

         DFA COMMODITY STRATEGY PORTFOLIO
Corporate....................................  43.2%
Government...................................  23.6%
Foreign Corporate............................  22.2%
Foreign Government...........................  10.4%
Supranational................................   0.6%
                                              ------
                                              100.0%

                       DFA COMMODITY STRATEGY PORTFOLIO

                     CONSOLIDATED SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2017

                                                    FACE
                                                   AMOUNT^      VALUE+
                                                   -------      ------
                                                    (000)
BONDS -- (64.7%)
AUSTRALIA -- (5.5%)
Australia & New Zealand Banking Group, Ltd.
    3.250%, 06/03/20............................. AUD  1,665 $  1,297,910
Commonwealth Bank of Australia
    2.300%, 09/06/19.............................     10,100   10,157,062
    5.000%, 10/15/19.............................     10,000   10,548,117
    7.250%, 02/05/20............................. AUD 12,000   10,152,341
##  2.250%, 03/10/20.............................      5,000    5,018,905
    5.000%, 03/19/20.............................      5,000    5,325,437
Macquarie Group, Ltd.
##  3.000%, 12/03/18.............................      4,500    4,548,372
National Australia Bank, Ltd.
##  2.400%, 12/09/19.............................      9,500    9,573,758
    2.125%, 05/22/20.............................        745      744,999
Westpac Banking Corp.
    2.250%, 07/30/18.............................      3,200    3,215,963
    7.250%, 02/11/20............................. AUD  9,700    8,215,956
    2.150%, 03/06/20.............................      5,000    5,010,027
    2.300%, 05/26/20.............................     18,774   18,876,339
                                                             ------------
TOTAL AUSTRALIA..................................              92,685,186
                                                             ------------

CANADA -- (7.9%)
Alberta, Province of Canada
    1.900%, 12/06/19.............................      5,000    4,990,396
Bank of Montreal
    2.375%, 01/25/19.............................      9,620    9,678,470
British Columbia, Province of Canada
    4.650%, 12/18/18............................. CAD 10,000    8,029,222
Canada Housing Trust No 1
##  2.350%, 12/15/18............................. CAD 30,000   23,505,852
CPPIB Capital, Inc.
    1.400%, 06/04/20............................. CAD  6,000    4,615,177
Potash Corp. of Saskatchewan, Inc.
    6.500%, 05/15/19.............................      1,446    1,535,994
Province of Ontario Canada
    1.650%, 09/27/19.............................      6,103    6,074,571
Quebec, Province of Canada
    4.500%, 12/01/18............................. CAD 10,000    8,002,635
Royal Bank of Canada
    1.500%, 01/16/18.............................        600      600,107
    2.200%, 07/27/18.............................      1,005    1,009,236
    1.800%, 07/30/18.............................      7,442    7,448,390
    2.890%, 10/11/18............................. CAD 30,000   23,524,920
    1.500%, 07/29/19.............................      4,625    4,593,636
Toronto-Dominion Bank (The)
    1.400%, 04/30/18.............................     10,000    9,992,713
    2.125%, 07/02/19.............................     19,850   19,940,802
                                                             ------------
TOTAL CANADA.....................................             133,542,121
                                                             ------------

                                                   FACE
                                                  AMOUNT^   VALUE+
                                                  -------   ------
                                                   (000)
FINLAND -- (0.4%)
Municipality Finance P.L.C.
    1.250%, 04/18/19.............................   5,000 $ 4,961,700
    1.750%, 05/21/19.............................   1,150   1,149,510
                                                          -----------
TOTAL FINLAND....................................           6,111,210
                                                          -----------

FRANCE -- (1.3%)
BPCE SA
    1.625%, 01/26/18.............................   1,950   1,949,723
Orange SA
    1.625%, 11/03/19.............................   2,000   1,986,031
Total Capital International SA
    2.100%, 06/19/19.............................  18,335  18,435,130
                                                          -----------
TOTAL FRANCE.....................................          22,370,884
                                                          -----------

GERMANY -- (1.5%)
Bayer U.S. Finance LLC
    2.375%, 10/08/19.............................   1,500   1,507,833
Deutsche Bank AG
    2.950%, 08/20/20.............................   7,018   7,085,217
Deutsche Telekom International Finance BV
##  1.500%, 09/19/19.............................   3,000   2,965,322
State of North Rhine-Westphalia
    1.625%, 01/22/20.............................   3,650   3,626,257
Volkswagen Group of America Finance LLC
##  2.125%, 05/23/19.............................  10,000   9,993,819
                                                          -----------
TOTAL GERMANY....................................          25,178,448
                                                          -----------

IRELAND -- (0.2%)
Medtronic, Inc.
    1.375%, 04/01/18.............................     300     299,661
    2.500%, 03/15/20.............................   3,750   3,800,841
                                                          -----------
TOTAL IRELAND....................................           4,100,502
                                                          -----------

ITALY -- (0.2%)
Intesa Sanpaolo SpA
    3.875%, 01/16/18.............................   1,500   1,506,065
    3.875%, 01/15/19.............................   2,570   2,620,075
                                                          -----------
TOTAL ITALY......................................           4,126,140
                                                          -----------

JAPAN -- (2.3%)
American Honda Finance Corp.
    1.550%, 12/11/17.............................   2,575   2,575,293
    2.250%, 08/15/19.............................   2,000   2,012,069
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)
    2.350%, 09/08/19.............................     850     853,946
Nomura Holdings, Inc.
    2.750%, 03/19/19.............................   1,034   1,043,425

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

                                                   FACE
                                                  AMOUNT^   VALUE+
                                                  -------   ------
                                                   (000)
JAPAN -- (Continued)
Sumitomo Mitsui Banking Corp.
    2.450%, 01/10/19.............................   3,500 $ 3,520,007
Toyota Motor Credit Corp.
    2.000%, 10/24/18.............................   4,149   4,163,203
    1.400%, 05/20/19.............................   8,168   8,122,788
    2.125%, 07/18/19.............................   1,080   1,085,362
    1.550%, 10/18/19.............................  10,000   9,944,555
    2.150%, 03/12/20.............................   5,550   5,576,369
                                                          -----------
TOTAL JAPAN......................................          38,897,017
                                                          -----------

NETHERLANDS -- (4.4%)
Bank Nederlandse Gemeenten NV
##  1.750%, 10/05/20.............................  24,800  24,634,088
Cooperatieve Rabobank UA
    1.700%, 03/19/18.............................   2,800   2,801,669
    2.250%, 01/14/19.............................   9,665   9,714,825
ING Bank NV
##  2.500%, 10/01/19.............................   3,000   3,022,857
LyondellBasell Industries NV
    5.000%, 04/15/19.............................   1,022   1,057,105
Nederlandse Waterschapsbank NV
    1.625%, 03/04/20.............................   4,362   4,331,902
Shell International Finance BV
    1.900%, 08/10/18.............................   4,000   4,010,777
    2.000%, 11/15/18.............................   2,350   2,358,526
    4.300%, 09/22/19.............................  12,204  12,702,980
    4.375%, 03/25/20.............................   9,400   9,923,611
                                                          -----------
TOTAL NETHERLANDS................................          74,558,340
                                                          -----------

NORWAY -- (0.7%)
Kommunalbanken A.S.
    1.750%, 05/28/19.............................   5,000   4,997,970
    1.625%, 01/15/20.............................   5,450   5,424,020
Statoil ASA
    1.950%, 11/08/18.............................   1,035   1,037,383
                                                          -----------
TOTAL NORWAY.....................................          11,459,373
                                                          -----------

SPAIN -- (0.7%)
Iberdrola Finance Ireland, Ltd.
##  5.000%, 09/11/19.............................   2,000   2,101,697
Santander Holdings USA, Inc.
    2.650%, 04/17/20.............................   4,992   5,022,778
Telefonica Emisiones SAU
    3.192%, 04/27/18.............................   1,800   1,812,480
    5.134%, 04/27/20.............................   2,200   2,351,325
                                                          -----------
TOTAL SPAIN......................................          11,288,280
                                                          -----------

SUPRANATIONAL ORGANIZATION OBLIGATIONS -- (0.4%)
Council Of Europe Development Bank
    1.750%, 11/14/19.............................   7,000   6,993,433
                                                          -----------

                                                     FACE
                                                    AMOUNT^     VALUE+
                                                    -------     ------
                                                     (000)
SWEDEN -- (3.1%)
Kommuninvest I Sverige AB
    0.750%, 02/16/20............................. SEK 100,000 $12,183,751
Nordea Bank AB
    2.375%, 04/04/19.............................      15,000  15,098,907
Svensk Exportkredit AB
    1.875%, 06/17/19.............................      17,000  17,019,890
Svenska Handelsbanken AB
    1.625%, 03/21/18.............................       2,900   2,901,177
    2.250%, 06/17/19.............................       5,000   5,028,751
                                                              -----------
TOTAL SWEDEN.....................................              52,232,476
                                                              -----------

SWITZERLAND -- (1.2%)
Novartis Capital Corp.
    4.400%, 04/24/20.............................       9,500  10,076,696
UBS AG
    1.800%, 03/26/18.............................       3,350   3,353,748
    2.375%, 08/14/19.............................       1,500   1,509,503
    2.350%, 03/26/20.............................       6,000   6,037,772
                                                              -----------
TOTAL SWITZERLAND................................              20,977,719
                                                              -----------

UNITED KINGDOM -- (0.7%)
AstraZeneca P.L.C.
    1.750%, 11/16/18.............................       6,958   6,954,922
BP Capital Markets P.L.C.
    4.750%, 03/10/19.............................       3,610   3,750,224
GlaxoSmithKline Capital, Inc.
    5.650%, 05/15/18.............................       1,028   1,050,886
HSBC USA, Inc.
    1.625%, 01/16/18.............................         820     820,071
                                                              -----------
TOTAL UNITED KINGDOM.............................              12,576,103
                                                              -----------

UNITED STATES -- (34.2%)
3M Co.
    1.625%, 06/15/19.............................       3,200   3,199,539
Abbott Laboratories
    5.125%, 04/01/19.............................       2,835   2,959,667
American International Group, Inc.
    2.300%, 07/16/19.............................       1,500   1,506,607
AmerisourceBergen Corp.
    4.875%, 11/15/19.............................       2,000   2,106,606
Amgen, Inc.
    2.200%, 05/11/20.............................       9,990  10,009,803
Apple, Inc.
    1.100%, 08/02/19.............................       4,045   4,004,482
    1.900%, 02/07/20.............................      36,000  36,045,539
    2.000%, 05/06/20.............................       4,522   4,534,796
Assurant, Inc.
    2.500%, 03/15/18.............................         203     203,695
AT&T, Inc.
    1.400%, 12/01/17.............................       3,400   3,400,000
    2.300%, 03/11/19.............................         575     577,325
Bank of America Corp.
    2.600%, 01/15/19.............................       4,000   4,026,100

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

                                                    FACE
                                                   AMOUNT^    VALUE+
                                                   -------    ------
                                                    (000)
UNITED STATES -- (Continued)
Bank of New York Mellon Corp. (The)
    2.100%, 01/15/19.............................     1,000 $ 1,003,650
BB&T Corp.
    1.450%, 01/12/18.............................       170     170,001
Berkshire Hathaway, Inc.
    1.550%, 02/09/18.............................     2,500   2,500,731
    2.100%, 08/14/19.............................     2,800   2,817,763
Boston Scientific Corp.
    2.650%, 10/01/18.............................     1,000   1,007,060
Branch Banking & Trust Co.
    2.300%, 10/15/18.............................     1,000   1,005,462
Burlington Northern Santa Fe LLC
    4.700%, 10/01/19.............................       250     262,952
CA, Inc.
    5.375%, 12/01/19.............................     5,245   5,561,728
Capital One Bank USA NA
    2.300%, 06/05/19.............................     1,242   1,244,241
Capital One NA/Mclean
    2.400%, 09/05/19.............................     6,536   6,559,388
Caterpillar Financial Services Corp.
    2.450%, 09/06/18.............................     6,000   6,042,785
    7.050%, 10/01/18.............................     5,000   5,238,643
CBS Corp.
    2.300%, 08/15/19.............................     1,500   1,509,254
Chevron Corp.
    1.345%, 11/15/17.............................     3,435   3,435,393
    1.718%, 06/24/18.............................     1,425   1,425,797
    2.193%, 11/15/19.............................    15,000  15,113,449
    1.961%, 03/03/20.............................     8,000   8,018,198
Cisco Systems, Inc.
    1.400%, 02/28/18.............................     9,958   9,957,411
    2.125%, 03/01/19.............................    10,000  10,054,098
    1.400%, 09/20/19.............................    14,935  14,841,117
Citigroup, Inc.
    2.050%, 12/07/18.............................     7,281   7,287,797
    2.550%, 04/08/19.............................       750     756,382
Coca-Cola Co. (The)
    2.600%, 06/09/20............................. AUD 3,350   2,577,106
Comcast Corp.
    5.700%, 05/15/18.............................       732     748,056
Comerica, Inc.
    2.125%, 05/23/19.............................     4,000   4,001,738
ConocoPhillips Co.
    1.050%, 12/15/17.............................     3,000   2,998,718
CVS Health Corp.
    2.250%, 12/05/18.............................     6,500   6,524,377
Danaher Corp.
    1.650%, 09/15/18.............................       324     324,119
Dollar General Corp.
    1.875%, 04/15/18.............................     2,334   2,334,482
Eastman Chemical Co.
    2.700%, 01/15/20.............................     3,883   3,927,118

                                                   FACE
                                                  AMOUNT^   VALUE+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
EI du Pont de Nemours & Co.
    6.000%, 07/15/18.............................  10,927 $11,251,749
Enterprise Products Operating LLC
    1.650%, 05/07/18.............................     825     824,782
Exxon Mobil Corp.
    1.305%, 03/06/18.............................  19,430  19,424,771
    1.912%, 03/06/20.............................   3,950   3,955,130
Ford Motor Credit Co. LLC
    5.000%, 05/15/18.............................   1,500   1,525,855
    2.551%, 10/05/18.............................   5,000   5,030,123
General Mills, Inc.
    2.200%, 10/21/19.............................   3,500   3,513,759
General Motors Financial Co., Inc.
    3.150%, 01/15/20.............................   5,000   5,091,221
Gilead Sciences, Inc.
    1.850%, 09/04/18.............................   3,558   3,562,361
Goldman Sachs Group, Inc. (The)
    7.500%, 02/15/19.............................   4,082   4,362,599
    2.300%, 12/13/19.............................     600     601,687
    6.000%, 06/15/20.............................   8,000   8,746,151
Harley-Davidson Financial Services, Inc.
##  2.150%, 02/26/20.............................     585     581,735
Harris Corp.
    1.999%, 04/27/18.............................   6,500   6,507,251
Huntington Bancshares, Inc.
    2.600%, 08/02/18.............................   2,600   2,615,700
Intel Corp.
    1.350%, 12/15/17.............................   1,000   1,000,015
International Business Machines Corp.
#   1.950%, 02/12/19.............................   8,250   8,277,992
Jefferies Group LLC
    5.125%, 04/13/18.............................   1,000   1,015,426
JPMorgan Chase & Co.
    6.300%, 04/23/19.............................   3,500   3,718,609
KeyBank NA
    2.350%, 03/08/19.............................   7,000   7,043,098
Kraft Heinz Foods Co.
    2.800%, 07/02/20.............................   3,550   3,595,113
Kroger Co. (The)
    2.300%, 01/15/19.............................   1,000   1,003,212
    1.500%, 09/30/19.............................   1,565   1,548,093
Lam Research Corp.
    2.750%, 03/15/20.............................   1,098   1,112,621
Mattel, Inc.
    1.700%, 03/15/18.............................   7,000   6,965,700
Maxim Integrated Products, Inc.
    2.500%, 11/15/18.............................   4,417   4,440,909
McDonald's Corp.
    5.350%, 03/01/18.............................   2,000   2,024,893
    2.100%, 12/07/18.............................   8,000   8,036,050
McKesson Corp.
    1.400%, 03/15/18.............................     614     613,480
    2.284%, 03/15/19.............................   5,500   5,519,238

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

                                                   FACE
                                                  AMOUNT^   VALUE+
                                                  -------   ------
                                                   (000)
UNITED STATES -- (Continued)
Merck & Co., Inc.
    1.850%, 02/10/20.............................  25,500 $25,490,880
Microsoft Corp.
    1.100%, 08/08/19.............................   4,930   4,877,924
    1.850%, 02/12/20.............................   7,000   7,001,682
Molson Coors Brewing Co.
##  2.250%, 03/15/20.............................  12,857  12,855,537
Mondelez International, Inc.
    1.625%, 10/28/19.............................   2,000   1,979,895
Monsanto Co.
    1.850%, 11/15/18.............................   6,700   6,701,854
Morgan Stanley
    7.300%, 05/13/19.............................   6,000   6,465,116
Nasdaq, Inc.
    5.550%, 01/15/20.............................   1,850   1,981,598
NetApp, Inc.
    2.000%, 12/15/17.............................   5,700   5,700,798
NextEra Energy Capital Holdings, Inc.
    2.700%, 09/15/19.............................   1,500   1,517,222
NiSource Finance Corp.
    6.800%, 01/15/19.............................     307     324,147
Nucor Corp.
    5.750%, 12/01/17.............................   3,019   3,028,576
Oracle Corp.
    2.250%, 10/08/19.............................  31,780  32,090,799
PACCAR Financial Corp.
    1.750%, 08/14/18.............................   1,900   1,902,002
Pfizer, Inc.
    1.500%, 06/15/18.............................   1,000   1,000,130
    2.100%, 05/15/19.............................  30,877  31,052,974
Philip Morris International, Inc.
    5.650%, 05/16/18.............................   2,751   2,810,942
    1.875%, 01/15/19.............................   2,500   2,502,998
Provident Cos., Inc.
    7.000%, 07/15/18.............................   3,298   3,409,917
Prudential Financial, Inc.
    6.000%, 12/01/17.............................     518     519,858
QUALCOMM, Inc.
    1.400%, 05/18/18.............................   1,000     999,626
    2.100%, 05/20/20.............................   4,991   5,002,282
Republic Services, Inc.
    5.500%, 09/15/19.............................   1,167   1,241,482
Reynolds American, Inc.
    2.300%, 06/12/18.............................   1,606   1,610,834
Roper Technologies, Inc.
    2.050%, 10/01/18.............................   1,500   1,503,578
Ryder System, Inc.
    2.550%, 06/01/19.............................   1,500   1,512,773
Scripps Networks Interactive, Inc.
    2.750%, 11/15/19.............................   1,500   1,513,885
Southern Co. (The)
    2.450%, 09/01/18.............................   2,324   2,336,243
Southern Power Co.
    2.375%, 06/01/20.............................   1,645   1,644,342
Southwest Airlines Co.
    2.750%, 11/06/19.............................   5,480   5,549,416
State Street Corp.
    2.550%, 08/18/20.............................   1,160   1,180,848

                                                      FACE
                                                     AMOUNT^      VALUE+
                                                     -------      ------
                                                      (000)
UNITED STATES -- (Continued)
Stryker Corp.
      1.300%, 04/01/18.............................       600 $      599,263
      2.000%, 03/08/19.............................     8,000      8,016,670
SunTrust Banks, Inc.
      2.500%, 05/01/19.............................     7,735      7,798,321
Target Corp.
      2.300%, 06/26/19.............................    10,000     10,092,720
TD Ameritrade Holding Corp.
      5.600%, 12/01/19.............................     1,000      1,071,631
Thermo Fisher Scientific, Inc.
      2.400%, 02/01/19.............................     3,000      3,015,858
Time Warner, Inc.
      4.875%, 03/15/20.............................     2,985      3,164,137
Total System Services, Inc.
      2.375%, 06/01/18.............................     5,500      5,513,924
UnitedHealth Group, Inc.
      1.400%, 12/15/17.............................       956        956,013
      1.625%, 03/15/19.............................     3,000      2,995,336
US Bank NA
      1.400%, 04/26/19.............................     7,530      7,490,948
      2.125%, 10/28/19.............................     5,000      5,023,062
Verizon Communications, Inc.
      2.625%, 02/21/20.............................     1,288      1,307,045
Walgreens Boots Alliance, Inc.
      2.700%, 11/18/19.............................       470        474,938
Walt Disney Co. (The)
      1.500%, 09/17/18.............................       255        254,840
Wells Fargo & Co.
      1.500%, 01/16/18.............................       700        700,146
Whirlpool Co.
      1.650%, 11/01/17.............................     7,000      7,000,000
                                                              --------------
TOTAL UNITED STATES................................              578,117,506
                                                              --------------
TOTAL BONDS........................................            1,095,214,738
                                                              --------------

U.S. TREASURY OBLIGATIONS -- (32.8%)
U.S. Treasury Notes
++    1.375%, 06/30/18.............................    77,000     77,006,190
      1.125%, 04/30/20.............................     6,000      5,918,672
      1.375%, 05/31/20.............................   156,000    154,756,875
++    1.625%, 07/31/20.............................   233,000    232,426,601
#     1.375%, 08/31/20.............................    45,000     44,565,820
      2.000%, 09/30/20.............................    40,000     40,300,000
                                                              --------------
TOTAL U.S. TREASURY OBLIGATIONS....................              554,974,158
                                                              --------------
TOTAL INVESTMENT SECURITIES........................            1,650,188,896
                                                              --------------

                                                     SHARES
                                                     ------
SECURITIES LENDING COLLATERAL -- (2.5%)
(S)@  DFA Short Term Investment Fund............... 3,665,082     42,408,663
                                                              --------------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $1,699,316,689)............................            $1,692,597,559
                                                              ==============

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED


At October 31, 2017, DFA Commodity Strategy Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

                                                                                          UNREALIZED
                                                                                           FOREIGN
                                                                                           EXCHANGE
                                                                      SETTLEMENT         APPRECIATION
CURRENCY PURCHASED  CURRENCY SOLD          COUNTERPARTY                  DATE           (DEPRECIATION)
------------------ --------------- ----------------------------- ----------             --------------
AUD   29,451,407   USD  22,534,449 Citibank, N.A.                        11/02/17         $    6,181
USD    2,644,569   AUD   3,382,519 Citibank, N.A.                        11/02/17             55,759
USD    9,002,616   AUD  11,460,685 Citibank, N.A.                        11/02/17            231,182
USD   11,490,577   AUD  14,608,203 Citibank, N.A.                        11/02/17            310,191
USD    8,123,206   CAD  10,173,918 National Australia Bank Ltd.          11/17/17            235,996
USD    8,230,562   CAD  10,575,308 Barclays Capital                      11/17/17             32,179
USD   16,236,178   CAD  20,259,242 Barclays Capital                      11/17/17            530,439
USD   37,715,014   CAD  47,071,490 Citibank, N.A.                        11/17/17          1,223,396
USD   12,742,192   SEK 102,973,708 Barclays Capital                      01/12/18            385,215
                                                                                          ----------
                                                                   TOTAL APPRECIATION     $3,010,538

USD   22,804,265   AUD  29,827,689 Citibank, N.A.                        01/30/18         $   (6,379)
                                                                                          ----------
                                                                   TOTAL (DEPRECIATION)   $   (6,379)
                                                                                          ----------

                                                                   TOTAL APPRECIATION
                                                                   (DEPRECIATION)         $3,004,159
                                                                                          ==========

At October 31, 2017, DFA Commodity Strategy Portfolio had entered into the following outstanding futures contracts:

                                                                                UNREALIZED
                               NUMBER OF EXPIRATION   NOTIONAL      MARKET     APPRECIATION
DESCRIPTION                    CONTRACTS    DATE       VALUE        VALUE     (DEPRECIATION)
-----------                    --------- ---------- ------------ ------------ --------------
LONG POSITION CONTRACTS:
Brent Crude Oil Futures.......    120     11/30/17  $  6,599,656 $  7,312,800   $  713,144
CBT Wheat Futures.............    137     12/14/17     3,194,258    2,866,725     (327,533)
Coffee 'C' Futures............     39     12/18/17     1,994,376    1,829,588     (164,788)
Copper Futures................    104     12/27/17     7,587,373    8,062,600      475,227
Corn Futures..................    361     12/14/17     6,536,122    6,240,787     (295,335)
Cotton No.2 Futures...........     34     12/06/17     1,153,006    1,162,460        9,454
Gasoline RBOB Futures.........     47     12/29/17     3,064,749    3,380,475      315,726
Gold 100 Oz Futures...........     83     12/27/17    10,575,697   10,545,150      (30,547)
Heating Oil Futures...........     46     12/29/17     3,393,668    3,632,933      239,265
KCB Wheat Futures.............     48     12/14/17     1,127,405      999,600     (127,805)
LME Nickel Futures............     55     11/13/17     3,415,856    4,046,295      630,439
LME Nickel Futures............     42     01/15/18     2,684,233    3,098,592      414,359
LME Prime Aluminum Futures....    143     11/13/17     7,146,090    7,672,844      526,754
LME Prime Aluminum Futures....    108     01/15/18     5,725,139    5,827,950      102,811
LME Zinc Futures..............     53     11/13/17     3,859,653    4,384,425      524,772
LME Zinc Futures..............     41     01/15/18     3,372,683    3,357,900      (14,783)
Lean Hogs Futures.............     71     12/14/17     1,635,337    1,931,200      295,863
Live Cattle Futures...........     76     12/29/17     3,417,059    3,819,000      401,941
Natural Gas Futures...........    212     12/27/17     6,820,706    6,415,120     (405,586)
Silver Futures................     43     12/27/17     3,650,803    3,588,995      (61,808)
Soybean Futures...............    102     01/12/18     4,934,500    5,022,225       87,725
Soybean Meal Futures..........     81     01/12/18     2,559,067    2,541,780      (17,287)
Soybean Oil Futures...........    117     01/12/18     2,314,191    2,451,384      137,193
Sugar #11 Futures.............    128     02/28/18     2,087,000    2,113,126       26,126
WTI Crude Futures.............    114     12/19/17     5,810,933    6,223,260      412,327
                                                    ------------ ------------   ----------
TOTAL.........................                      $104,659,560 $108,527,214   $3,867,654
                                                    ------------ ------------   ----------

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

                                                                                  UNREALIZED
                               NUMBER OF EXPIRATION   NOTIONAL       MARKET      APPRECIATION
DESCRIPTION                    CONTRACTS    DATE       VALUE         VALUE      (DEPRECIATION)
-----------                    --------- ---------- ------------  ------------  --------------
SHORT POSITION CONTRACTS:
LME Nickel Futures............     (6)    01/15/18  $   (409,654) $   (442,656)   $  (33,002)
LME Nickel Futures............    (55)    11/13/17    (3,531,376)   (4,046,295)     (514,919)
LME Prime Aluminum Futures....    (15)    01/15/18      (806,936)     (809,437)       (2,501)
LME Prime Aluminum Futures....   (143)    11/13/17    (7,499,416)   (7,672,844)     (173,428)
LME Zinc Futures..............     (5)    01/15/18      (395,228)     (409,500)      (14,272)
LME Zinc Futures..............    (53)    11/13/17    (4,294,666)   (4,384,425)      (89,759)
                                                    ------------  ------------    ----------
TOTAL.........................                      $(16,937,276) $(17,765,157)   $ (827,881)
                                                    ------------  ------------    ----------
TOTAL FUTURES CONTRACTS.......                      $ 87,722,284  $ 90,762,057    $3,039,773
                                                    ============  ============    ==========

At October 31, 2017, DFA Commodity Strategy Portfolio had entered into the following outstanding Total Return Swaps:

                                                 PAYMENTS
                                                 RECEIVED               UPFRONT  UPFRONT               UNREALIZED
REFERENCE                         NOTIONAL       (PAID) BY   EXPIRATION PREMIUMS PREMIUMS   MARKET    APPRECIATION
ENTITY         COUNTERPARTY        AMOUNT        THE FUND       DATE      PAID   RECEIVED   VALUE    (DEPRECIATION)
---------     --------------- ----------------  -----------  ---------- -------- -------- ---------- --------------
Custom Index* Bank of America
              Corp.           USD (194,041,395) (Fixed Rate)  12/19/17     --       --    $  648,262   $  648,262
Custom Index* Citibank, N.A.  USD (218,510,063) (Fixed Rate)  12/21/17     --       --       730,156      730,156
Custom Index* Citibank, N.A.  USD (211,135,511) (Fixed Rate)  12/21/17     --       --       488,967      488,967
Custom Index* Credit Suisse   USD (185,905,082) (Fixed Rate)  11/28/17     --       --       497,773      497,773
Custom Index* Credit Suisse   USD (224,297,660) (Fixed Rate)  11/28/17     --       --       364,334      364,334
Custom Index* Bank of America
              Corp            USD (154,840,049) (Fixed Rate)  12/19/17     --       --       358,620      358,620
Custom Index* UBS AG          USD (259,060,363) (Fixed Rate)  01/31/18     --       --       935,330      935,330
Custom Index* UBS AG          USD (102,081,505) (Fixed Rate)  01/31/18     --       --       265,034      265,034
Custom Index* Deutsche Bank   USD  (75,727,062) (Fixed Rate)  11/28/17     --       --       200,636      200,636
                                                                           --       --    ----------   ----------
    TOTAL                                                                  --       --    $4,489,112   $4,489,112
                                                                           ==       ==    ==========   ==========

  * Swap is exposed to the 22 commodities in the Bloomberg Commodity Index Total Return.

Summary of the Portfolio's investments as of October 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                           INVESTMENTS IN SECURITIES (MARKET VALUE)
                                           -----------------------------------------
                                           LEVEL 1   LEVEL 2    LEVEL 3    TOTAL
                                           ------- ------------ ------- ------------
Bonds
 Australia................................   --    $ 92,685,186   --    $ 92,685,186
 Canada...................................   --     133,542,121   --     133,542,121
 Finland..................................   --       6,111,210   --       6,111,210
 France...................................   --      22,370,884   --      22,370,884
 Germany..................................   --      25,178,448   --      25,178,448
 Ireland..................................   --       4,100,502   --       4,100,502
 Italy....................................   --       4,126,140   --       4,126,140
 Japan....................................   --      38,897,017   --      38,897,017
 Netherlands..............................   --      74,558,340   --      74,558,340
 Norway...................................   --      11,459,373   --      11,459,373
 Spain....................................   --      11,288,280   --      11,288,280
 Supranational Organization Obligations...   --       6,993,433   --       6,993,433
 Sweden...................................   --      52,232,476   --      52,232,476
 Switzerland..............................   --      20,977,719   --      20,977,719

DFA COMMODITY STRATEGY PORTFOLIO
CONTINUED

                                               INVESTMENTS IN SECURITIES (MARKET VALUE)
                                           ------------------------------------------------
                                            LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                                           ---------- -------------- ------- --------------
 United Kingdom...........................         -- $   12,576,103   --    $   12,576,103
 United States............................         --    578,117,506   --       578,117,506
U.S. Treasury Obligations.................         --    554,974,158   --       554,974,158
Securities Lending Collateral.............         --     42,408,663   --        42,408,663
Swap Agreements**.........................         --      4,489,112   --         4,489,112
Futures Contracts**....................... $3,039,773             --   --         3,039,773
Forward Currency Contracts**..............         --      3,004,159   --         3,004,159
                                           ---------- --------------   --    --------------
TOTAL..................................... $3,039,773 $1,700,090,830   --    $1,703,130,603
                                           ========== ==============   ==    ==============

  **Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DFA COMMODITY STRATEGY PORTFOLIO

               CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2017
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

ASSETS:
Investments at Value (including $41,578 of securities on loan).................. $    1,650,189
Collateral from Securities on Loan Invested in Affiliate at Value (including
 cost of $42,415)...............................................................         42,409
Segregated Cash for Swap Contracts..............................................         10,152
Cash............................................................................         56,218
Receivables:
 Dividends, Interest and Tax Reclaims...........................................          9,339
 Securities Lending Income......................................................             12
 Fund Shares Sold...............................................................          1,008
 Futures Margin Variation.......................................................          1,223
Unrealized Gain on Swap Contracts...............................................          4,489
Unrealized Gain on Forward Currency Contracts...................................          3,011
Prepaid Expenses and Other Assets...............................................             46
                                                                                 --------------
     Total Assets...............................................................      1,778,096
                                                                                 --------------
LIABILITIES:
Payables:
 Upon Return of Securities Loaned...............................................         42,433
 Fund Shares Redeemed...........................................................          1,231
 Due to Advisor.................................................................            437
Segregated Cash for Swap Contracts..............................................          5,532
Unrealized Loss on Forward Currency Contracts...................................              6
Accrued Expenses and Other Liabilities..........................................            136
                                                                                 --------------
     Total Liabilities..........................................................         49,775
                                                                                 --------------
NET ASSETS...................................................................... $    1,728,321
                                                                                 ==============
SHARES OUTSTANDING, $0.01 PAR VALUE (1).........................................    289,105,302
                                                                                 ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE........................ $         5.98
                                                                                 ==============
Investments at Cost............................................................. $    1,656,906
                                                                                 ==============
NET ASSETS CONSIST OF:
Paid-In Capital................................................................. $    1,696,015
Undistributed Net Investment Income (Distributions in Excess of Net Investment
 Income)........................................................................         30,284
Accumulated Net Realized Gain (Loss)............................................         (1,759)
Net Unrealized Foreign Exchange Gain (Loss).....................................          2,975
Net Unrealized Appreciation (Depreciation)......................................            806
                                                                                 --------------
NET ASSETS...................................................................... $    1,728,321
                                                                                 ==============
(1) NUMBER OF SHARES AUTHORIZED.................................................  1,800,000,000
                                                                                 ==============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DFA COMMODITY STRATEGY PORTFOLIO#

                     CONSOLIDATED STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2017
                            (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
 Interest........................................................................................... $24,768
 Income from Securities Lending.....................................................................     202
                                                                                                     -------
     Total Investment Income........................................................................  24,970
                                                                                                     -------
EXPENSES
 Investment Management Fees.........................................................................   6,065
 Accounting & Transfer Agent Fees...................................................................     103
 Custodian Fees.....................................................................................      54
 Filing Fees........................................................................................     108
 Shareholders' Reports..............................................................................      71
 Directors'/Trustees' Fees & Expenses...............................................................      17
 Professional Fees..................................................................................      59
 Other..............................................................................................      45
                                                                                                     -------
     Total Expenses.................................................................................   6,522
                                                                                                     -------
 Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by Advisor (Note D)..  (1,059)
 Fees Paid Indirectly (Note C)......................................................................     (19)
                                                                                                     -------
 Net Expenses.......................................................................................   5,444
                                                                                                     -------
 NET INVESTMENT INCOME (LOSS).......................................................................  19,526
                                                                                                     -------
REALIZED AND UNREALIZED GAIN (LOSS)
 Net Realized Gain (Loss) on:
   Investment Securities Sold**.....................................................................  (2,466)
   Affiliated Investment Companies Shares Sold......................................................     (22)
   Futures..........................................................................................  (4,294)
   Swap Contracts...................................................................................  11,651
   Foreign Currency Transactions....................................................................     (42)
   Forward Currency Contracts.......................................................................      49
 Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency.......................................................  (8,171)
   Affiliated Investment Companies Shares...........................................................      (4)
   Futures..........................................................................................   4,164
   Swap Contracts...................................................................................  26,047
   Translation of Foreign Currency Denominated Amounts..............................................     (30)
   Forward Currency Contracts.......................................................................   3,005
                                                                                                     -------
 NET REALIZED AND UNREALIZED GAIN (LOSS)............................................................  29,887
                                                                                                     -------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS..................................... $49,413
                                                                                                     =======

----------
**Net of foreign capital gain taxes withheld of $0.

# Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DFA COMMODITY STRATEGY PORTFOLIO

               CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                                 DFA COMMODITY STRATEGY
                                                                                        PORTFOLIO
                                                                                 ----------------------
                                                                                    YEAR        YEAR
                                                                                   ENDED       ENDED
                                                                                  OCT. 31,    OCT. 31,
                                                                                    2017        2016
                                                                                 ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
 Net Investment Income (Loss)................................................... $   19,526  $   12,561
 Net Realized Gain (Loss) on:
   Investment Securities Sold*..................................................     (2,466)        484
   Affiliated Investment Companies Shares Sold..................................        (22)         --
   Futures......................................................................     (4,294)      5,533
   Swap Contracts...............................................................     11,651      22,428
   Foreign Currency Transactions................................................        (42)         --
   Forward Currency Contracts...................................................         49          --
Change in Unrealized Appreciation (Depreciation) of:
   Investment Securities and Foreign Currency...................................     (8,171)      1,678
   Affiliated Investment Companies Shares.......................................         (4)         --
   Futures......................................................................      4,164           9
   Swap Contracts...............................................................     26,047     (20,194)
   Translation of Foreign Currency Denominated Amounts..........................        (30)         --
   Forward Currency Contracts...................................................      3,005          --
                                                                                 ----------  ----------
     Net Increase (Decrease) in Net Assets Resulting from Operations............     49,413      22,499
                                                                                 ----------  ----------
Distributions From:
 Net Investment Income:
   Institutional Class Shares...................................................    (22,518)     (7,538)
 Net Short-Term Gains:
   Institutional Class Shares...................................................       (875)         --
 Net Long-Term Gains:
   Institutional Class Shares...................................................         --        (155)
                                                                                 ----------  ----------
     Total Distributions........................................................    (23,393)     (7,693)
                                                                                 ----------  ----------
Capital Share Transactions (1):
 Shares Issued..................................................................    723,399   1,017,341
 Shares Issued in Lieu of Cash Distributions....................................     22,385       7,499
 Shares Redeemed................................................................   (641,580)   (648,620)
                                                                                 ----------  ----------
     Net Increase (Decrease) from Capital Share Transactions....................    104,204     376,220
                                                                                 ----------  ----------
     Total Increase (Decrease) in Net Assets....................................    130,224     391,026
NET ASSETS
 Beginning of Year..............................................................  1,598,097   1,207,071
                                                                                 ----------  ----------
 End of Year.................................................................... $1,728,321  $1,598,097
                                                                                 ==========  ==========
(1) SHARES ISSUED AND REDEEMED:
 Shares Issued..................................................................    123,067     183,938
 Shares Issued in Lieu of Cash Distributions....................................      3,816       1,318
 Shares Redeemed................................................................   (109,656)   (116,801)
                                                                                 ----------  ----------
     Net Increase (Decrease) from Shares Issued and Redeemed....................     17,227      68,455
                                                                                 ==========  ==========
UNDISTRIBUTED NET INVESTMENT INCOME (DISTRIBUTIONS IN EXCESS OF NET INVESTMENT
 INCOME)........................................................................ $   30,284  $   32,632

----------
* Net of foreign capital gain taxes withheld of $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DFA COMMODITY STRATEGY PORTFOLIO

                       CONSOLIDATED FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                   DFA COMMODITY STRATEGY PORTFOLIO
                                                     -----------------------------------------------------------
                                                        YEAR         YEAR         YEAR         YEAR        YEAR
                                                       ENDED        ENDED        ENDED        ENDED       ENDED
                                                      OCT. 31,     OCT. 31,     OCT. 31,     OCT. 31,    OCT. 31,
                                                        2017         2016         2015         2014        2013
------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year.................. $     5.88  $     5.93   $     8.00   $     8.30   $   9.40
                                                     ----------  ----------   ----------   ----------   --------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...................       0.07        0.05         0.05         0.06       0.06
 Net Gains (Losses) on Securities (Realized and
   Unrealized)......................................       0.11       (0.07)       (2.05)       (0.31)     (1.10)
                                                     ----------  ----------   ----------   ----------   --------
   Total from Investment Operations.................       0.18       (0.02)       (2.00)       (0.25)     (1.04)
------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income..............................      (0.08)      (0.03)       (0.06)       (0.04)     (0.04)
 Net Realized Gains.................................         --          --        (0.01)       (0.01)     (0.02)
                                                     ----------  ----------   ----------   ----------   --------
   Total Distributions..............................      (0.08)      (0.03)       (0.07)       (0.05)     (0.06)
------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year........................ $     5.98  $     5.88   $     5.93   $     8.00   $   8.30
==================================================== ==========  ==========   ==========   ==========   ========
Total Return........................................       3.15%      (0.26)%     (25.16)%      (3.08)%   (11.15)%
------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)................. $1,728,321  $1,598,097   $1,207,071   $1,194,191   $786,314
Ratio of Expenses to Average Net Assets.............       0.33%       0.33%        0.34%        0.33%      0.34%
Ratio of Expenses to Average Net Assets (Excluding
 Fees (Waived), (Expenses Reimbursed), and/or
 Previously Waived Fees Recovered by Advisor and
 Fees Paid Indirectly)..............................       0.39%       0.40%        0.40%        0.39%      0.40%
Ratio of Net Investment Income to Average Net Assets       1.17%       0.95%        0.77%        0.65%      0.66%
Portfolio Turnover Rate.............................        102%        159%         124%         104%        64%
------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


A. ORGANIZATION:

   DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), whose shares are generally offered, without a sales charge, to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of one hundred operational portfolios, one of which, DFA Commodity Strategy Portfolio (the "Portfolio"), is included in this section of the report. The remaining operational portfolios are presented in separate reports. The Portfolio is an investment company, and accordingly, follows the accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Certification ("ASC") Topic 946, "Financial Services-Investment Companies."

   The Portfolio wholly owns and controls Dimensional Cayman Commodity Fund I, LTD. (the "Subsidiary"), a company organized under the laws of the Cayman Islands. The Subsidiary is not registered as an investment company under the 1940 Act.

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolio utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

   Debt securities held by the Portfolio are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Portfolio may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by the Portfolio are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy. Swap agreements will be valued at the price provided by an independent third-party pricing service or source. If a price is not available from an independent third-party pricing service or source, the swap agreement will be valued in good faith at fair value in accordance with procedures adopted by the Board. These securities are generally categorized as Level 2 in the hierarchy.

   Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

   A summary of the inputs used to value the Portfolio's investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the year ended October 31, 2017, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Portfolio.

   2. Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed-upon years; or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the
"Notice") to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of October 31, 2017, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   3. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolio estimates the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund or its portfolios are allocated using methods approved by the Board, generally based on average net assets.

C. BASIS FOR CONSOLIDATION:

   The Subsidiary commenced operations on November 9, 2010. The Portfolio commenced reporting on a consolidated basis as of such commencement date in accordance with the accounting principles relating to reporting of a wholly-owned subsidiary. The Portfolio will seek to gain exposure to commodities, commodities-related instruments, derivatives and other investments by directly investing in those instruments or through investments in the Subsidiary. The Subsidiary participates in the same investment goal as the Portfolio. The

Subsidiary pursues its investment goal by investing in commodities, commodities-related instruments, derivatives and other investments. The Subsidiary (unlike the Portfolio) may invest without limitation in these instruments. However, the Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Portfolio. The portion of the Portfolio's or Subsidiary's assets exposed to any particular commodity, derivative or other investment will vary based on market conditions, but from time to time some exposure could be substantial.

   To the extent of the Portfolio's investment through the Subsidiary, it will be subject to the risks associated with the commodities, derivatives and other instruments in which the Subsidiary invests. By investing in the Subsidiary, the Portfolio is indirectly exposed to the risks associated with the Subsidiary's investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Portfolio and are subject to the same risks that apply to similar investments if held directly by the Portfolio.

   The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Portfolio is required to increase its taxable income by its share of the Subsidiary's income. Net investment losses of the Subsidiary cannot be deducted by the Portfolio in the current period nor carried forward to offset taxable income in future periods.

   As of October 31, 2017, the Portfolio held a $397,635,322 investment in the Subsidiary, representing 23.01% of the Portfolio's total assets. The accompanying consolidated financial statements include all assets, liabilities, revenues and expenses of the Portfolio and its wholly-owned Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.

D. INVESTMENT ADVISOR:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolio. For the year ended October 31, 2017, the investment management fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.30% of the Portfolio's average daily net assets.

   Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the "Fee Waiver Agreement"), the Advisor has contractually agreed to waive all or a portion of the management fee and to assume the expenses of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in The DFA Short Term Investment Fund and its investment in unaffiliated investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses to no more than 0.55% of the Portfolio's average net assets on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that the amount of such reimbursement is within thirty-six months and will not cause the annualized Portfolio Expenses of the Portfolio to exceed the Expense Limitation Amount. The Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement. The Fee Waiver Agreement for the Portfolio will remain in effect through February 28, 2018, and may only be terminated by the Fund's Board of Directors prior to that date. The Fee Waiver Agreement will continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. At October 31, 2017, there were no previously waived fees/expenses assumed subject to future recovery by the Advisor.

   The Subsidiary has entered into a separate contract with the Advisor whereby the Advisor or its affiliates provide investment advisory and other services to the Subsidiary. For the investment advisory services it provides, the Advisor is entitled to a fee from the Subsidiary equal to 0.30% of the Subsidiary's average net assets on an annualized basis; however, pursuant to a contractual agreement, the Advisor has agreed to waive the management fee of the Subsidiary.

   For the year ended October 31, 2017, approximately $1,059 (in thousands) of the Subsidiary's management fees were waived pursuant to the Subsidiary fee waiver agreement.

EARNED INCOME CREDIT:

   In addition, the Portfolio has entered into an arrangement with its custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolio's custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of the Portfolio's net assets. During the year ended October 31, 2017, expenses reduced were as follows (amounts in thousands):

                                                    FEES PAID
                                                    INDIRECTLY
                                                    ----------
                  DFA Commodity Strategy Portfolio.    $19

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended October 31, 2017, the total related amounts paid by the Fund to the CCO were $303 (in thousands). The total related amounts paid by the Portfolio are included in Other Expenses on the Statement of Operations.

E. DEFERRED COMPENSATION:

   At October 31, 2017, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amount in thousands):

                     DFA Commodity Strategy Portfolio. $24

F. PURCHASES AND SALES OF SECURITIES:

   For the year ended October 31, 2017, the Portfolio's transactions related to investment securities, other than short-term securities (amounts in thousands), were as follows:

                                        U.S. GOVERNMENT     OTHER INVESTMENT
                                          SECURITIES           SECURITIES
                                     --------------------- ------------------
                                     PURCHASES    SALES    PURCHASES  SALES
                                     ---------- ---------- --------- --------
   DFA Commodity Strategy Portfolio. $1,138,550 $1,067,377 $582,484  $567,753

   For the year ended October 31, 2017, transactions related to Affiliated Investment Companies were as follows (amounts in thousands):

                                                      NET REALIZED                                        DIVIDEND
                                                      GAIN/(LOSS)    CHANGE IN                           INCOME FROM
                                                      ON SALES OF   UNREALIZED                           AFFILIATED
                     BALANCE AT PURCHASES   PROCEEDS   AFFILIATED  APPRECIATION/ BALANCE AT SHARES AS OF INVESTMENT
                      10/31/16   AT COST   FROM SALES  INVESTMENT  DEPRECIATION   10/31/17    10/31/17    COMPANIES
-                    ---------- ---------- ---------- ------------ ------------- ---------- ------------ -----------
DFA COMMODITY
 STRATEGY PORTFOLIO
DFA Short Term
 Investment Fund....  $102,403  $3,976,582 $4,036,550     $(22)         $(4)      $42,409      3,665       $1,332
                      --------  ---------- ----------     ----          ---       -------      -----       ------
TOTAL...............  $102,403  $3,976,582 $4,036,550     $(22)         $(4)      $42,409      3,665       $1,332
                      ========  ========== ==========     ====          ===       =======      =====       ======

                     CAPITAL GAIN
                     DISTRIBUTIONS
                         FROM
                      AFFILIATED
                      INVESTMENT
-                    -------------
DFA COMMODITY
 STRATEGY PORTFOLIO
DFA Short Term
 Investment Fund....      --
                          --
TOTAL...............      --
                          ==

G. FEDERAL INCOME TAXES:

   The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2017, primarily attributable to adjustments between financial and tax reporting related to the Subsidiary, the utilization of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for tax purposes, reversal of book income/loss from controlled foreign corporation and net foreign currency gains/losses, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                     INCREASE       INCREASE
                                                    (DECREASE)     (DECREASE)
                                     INCREASE     UNDISTRIBUTED   ACCUMULATED
                                    (DECREASE)    NET INVESTMENT  NET REALIZED
                                  PAID-IN CAPITAL     INCOME     GAINS (LOSSES)
                                  --------------- -------------- --------------
DFA Commodity Strategy Portfolio.     $5,774           $644         $(6,418)

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2016 and October 31, 2017 were as follows (amounts in thousands):

                                       NET INVESTMENT
                                         INCOME AND
                                         SHORT-TERM     LONG-TERM
                                       CAPITAL GAINS  CAPITAL GAINS  TOTAL
                                       -------------- ------------- -------
     DFA Commodity Strategy Portfolio
     2016.............................    $ 7,540         $154      $ 7,694
     2017.............................     23,393           --       23,393

   At October 31, 2017, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                      NET INVESTMENT
                                        INCOME AND
                                        SHORT-TERM     LONG-TERM
                                      CAPITAL GAINS  CAPITAL GAINS  TOTAL
                                      -------------- ------------- -------
    DFA Commodity Strategy Portfolio.    $(5,774)         --       $(5,774)

   At October 31, 2017, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                  UNDISTRIBUTED                                               TOTAL NET
                                  NET INVESTMENT                                            DISTRIBUTABLE
                                    INCOME AND   UNDISTRIBUTED                 UNREALIZED     EARNINGS
                                    SHORT-TERM     LONG-TERM   CAPITAL LOSS   APPRECIATION  (ACCUMULATED
                                  CAPITAL GAINS  CAPITAL GAINS CARRYFORWARDS (DEPRECIATION)    LOSSES)
                                  -------------- ------------- ------------- -------------- -------------
DFA Commodity Strategy Portfolio.    $39,616          --          $(1,758)      $(5,453)       $32,405

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Portfolio after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2017, the Portfolio had the following capital loss carryforwards available to offset future realized capital gains through October 31 of the indicated expiration dates, as applicable (amounts in thousands):

                                                 UNLIMITED TOTAL
                                                 --------- ------
               DFA Commodity Strategy Portfolio.  $1,758   $1,758

   During the year ended October 31, 2017, the Portfolio did not utilize capital loss carryforwards.

   At October 31, 2017, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                            NET
                                                                         UNREALIZED
                                   FEDERAL    UNREALIZED   UNREALIZED   APPRECIATION
                                   TAX COST  APPRECIATION DEPRECIATION (DEPRECIATION)
                                  ---------- ------------ ------------ --------------
DFA Commodity Strategy Portfolio. $1,708,552   $12,059      $(17,481)     $(5,422)

   ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolio's tax positions and has concluded that no additional provision for income tax is required in the Portfolio's financial statements. The Portfolio is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolio's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

H. FINANCIAL INSTRUMENTS:

   In accordance with the Portfolio's investment objective and policies, the Portfolio may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolio may be inhibited.

DERIVATIVE FINANCIAL INSTRUMENTS:

   Summarized below are the specific types of derivative instruments used by the Portfolio. The Portfolio may gain exposure to commodity markets by investing up to 25% of the Portfolio's total assets in the Subsidiary. The Subsidiary may invest without limitation in commodity-linked notes, swap agreements and other commodity-linked derivative instruments, including futures contracts on individual commodities or a subset of commodities and options on commodities. The accompanying consolidated schedule of investments includes investments of the Portfolio and its wholly-owned Subsidiary.

   2. Forward Currency Contracts: The Portfolio may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk). The decision to hedge the Portfolio's currency exposure with respect to a foreign market will be based primarily on the Portfolio's existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statement of Operations as the change in unrealized appreciation or depreciation from translation of foreign-currency-denominated amounts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statement of Operations as a net realized gain or loss on foreign currency transactions.

   3. Commodity-Linked Derivatives: The Portfolio and the Subsidiary invest in commodity-linked derivative instruments, such as swap agreements, commodity options, futures, options on futures, and structured notes. The prices of commodity-linked derivative instruments may move in different directions than investments in traditional equity securities, fixed income securities and commodity spot prices.

   4. Swap Agreements: The Portfolio may enter into swap agreements with respect to commodities, interest rates and indexes of commodities or securities, specific securities and commodities, and mortgage, credit and event-linked swaps, and, to the extent the Portfolio may invest in foreign-currency-denominated securities, the Portfolio may enter into swap agreements with respect to foreign currencies.

   The Portfolio may enter into swap transactions for any legal purpose consistent with its investment objective and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets, to seek to increase total return (speculation), to protect against currency fluctuations, as a duration management technique, to protect against any increase in the price of securities the Portfolio anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

   A swap agreement may be negotiated bilaterally and traded over-the-counter between the two parties (for an uncleared swap), while other swaps must be transacted through a futures commission merchant ("FCM") and cleared through a clearinghouse that serves as a central counterparty (for a cleared swap), and may be traded on swap execution facilities (exchanges). Swap agreements are contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. In an uncleared swap, the swap counterparty is typically a brokerage firm, bank or other financial institution. In a cleared swap, the Portfolio's ultimate counterparty is a central clearinghouse rather than a brokerage firm, bank or other financial institution.

   An investment in a commodity swap agreement may involve the exchange of floating-rate interest payments for the total return on a commodity index. In a total return commodity swap, the Portfolio will receive the price appreciation of a commodity index, a portion of the index, or a single commodity in exchange for paying an agreed-upon fee. The Portfolio may also enter into credit default swap agreements. The "buyer" in a credit default contract is obligated to pay the "seller" a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or "par value," of the reference obligation in exchange for the reference obligation. The Portfolio may be either the buyer or seller in a credit default swap transaction. Credit default swap transactions involve greater risks than if the Portfolio had invested in the reference obligation directly.

   Most swap agreements entered into by the Portfolio will calculate the obligations of the parties to the agreement on a "net" basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. The Portfolio's current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation of assets determined to be liquid to avoid any potential leveraging of the Portfolio's portfolio.

   Uncleared swaps are typically executed bilaterally with a swap dealer rather than traded on exchanges. Parties to uncleared swaps face greater counterparty credit risk than those engaging in cleared swaps since performance of uncleared swap obligations is the responsibility only of the swap counterparty rather than a clearinghouse, as is the case with cleared swaps. As a result, the Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default, insolvency or bankruptcy of a swap agreement counterparty beyond any collateral received. In such an event, the Portfolio will have contractual remedies pursuant to the swap agreements, but bankruptcy and insolvency laws could affect the Portfolio's rights as a creditor. The Portfolio will enter into swap agreements only with counterparties that meet certain standards of creditworthiness as determined by the Advisor's Investment Committee. To the extent that the Portfolio cannot dispose of a swap in the ordinary course of business within seven days at approximately the value at which the Portfolio has valued the swap, the Portfolio will treat the swap as illiquid and subject to its overall limit on illiquid investments of 15% of the Portfolio's net assets.

   The Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 and implementing rules adopted by the Commodity Futures Trading Commission ("CFTC") currently require the clearing and exchange-trading of the most common types of credit default index swaps and interest rate swaps, and it is expected that additional categories of swaps will in the future be designated as subject to mandatory clearing and trade execution requirements. Central clearing is intended to reduce counterparty credit risk and increase liquidity, but central clearing does not eliminate these risks completely. There is also a risk of loss by the Portfolio of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Portfolio has an open position, or the central counterparty in a swap contract. The assets of the Portfolio may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Portfolio might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM's customers.

FUTURES ACTIVITIES:

   The Portfolio may enter into commodity, foreign currency, interest rate and commodity or securities index futures contracts and purchase and write (sell) related options traded on exchanges designated by the CFTC or, consistent with CFTC regulations, on foreign exchanges.

   5. Futures Contracts: A commodity futures contract provides for the future sale by one party and the future purchase by the other party of a specified amount of a commodity, such as an energy, agricultural or metal commodity, at a specified price, date, time and place. A foreign currency futures contract provides for the future sale by one party and the future purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest rate sensitive financial instrument (debt security) at a specified price, date, time and place. Securities and commodities indexes are typically capitalization or production weighted, respectively. A securities index or commodities index futures contract is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.

   Payments, known as "variation margin," to and from the broker, will be made daily as the currency, financial instrument or index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." As a result of the small margin deposit that is required, a small change in the market price of a futures contract can produce major losses.

   At any time prior to the expiration of a futures contract, the Portfolio may elect to close the position by taking an opposite position, which will operate to terminate the Portfolio's existing position in the contract. Positions in futures contracts and options on futures contracts (described below) may be closed out only on the exchange on which they were entered into (or through a linked exchange). However, there is no assurance that an active market will exist at any particular time. Once the daily fluctuation limit has been reached in a particular contract, most futures exchanges restrict trades at a price beyond that limit or trading may be suspended for specified periods during the day. Such restrictions prevent prompt liquidation of futures positions at an advantageous price, potentially subjecting the Portfolio to substantial losses. In such event, and in the event of adverse price movements, the Portfolio would be required to make daily cash payments of variation margin. Losses incurred in futures transactions and the costs of these transactions will affect the Portfolio's performance.

   The price volatility of commodity futures contracts has been historically greater than that for traditional securities, such as stocks and bonds, and there are a variety of factors associated with commodity futures contracts which may subject the Portfolio's investments in the contracts to greater volatility than investments in traditional securities.

   6. Options on Futures Contracts: The Portfolio may purchase and write put and call options on foreign currency, interest rate and stock and commodity index futures contracts and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected; the ability to establish and close out positions on such options will be subject to the existence of a liquid market.

   An option on a currency, interest rate or commodity or securities index futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on a futures contract is limited to the premium paid for the option (plus transaction costs). The value of the option changes daily, and that change is reflected in the net asset value of the Portfolio.

   The Portfolio may enter into options and futures transactions for several purposes, including generating current income to offset expenses or increase return, and as hedges to reduce investment risk, generally by making an investment expected to move in the opposite direction of a portfolio position. A hedge is designed to offset a loss in a portfolio position with a gain in the hedged position; at the same time, however, a properly correlated hedge will result in a gain in the portfolio position being offset by a loss in the hedged position.

   The Subsidiary's securities have been segregated as collateral for open futures contracts.

   The average volume (based on the open positions at each fiscal month-end) of derivative activity for the year ended October 31, 2017 (amounts in thousands):

                                           FORWARD
                                          CURRENCY             SWAP
                                          CONTRACTS FUTURES  CONTRACTS
                                          --------- -------- ----------
        DFA Commodity Strategy Portfolio.  $17,238  $133,656 $1,519,367

   The following is a summary of the location of derivatives on the Portfolio's Statement of Assets and Liabilities as of October 31, 2017:

                           LOCATION ON THE STATEMENT OF ASSETS AND LIABILITIES
                           ---------------------------------------------------
 DERIVATIVE TYPE              ASSET DERIVATIVES        LIABILITY DERIVATIVES
 ---------------           ------------------------   ------------------------
 Forward Currency          Unrealized Gain on         Unrealized Loss on
   Contracts                 Forward Currency           Forward Currency
                             Contracts                  Contracts

 Commodity Futures         Receivables: Futures       Payables: Futures Margin
   Contracts                 Margin Variation           Variation

 Commodity Swap Contracts  Unrealized Gain on Swap    Unrealized Loss on Swap
                             Contracts                  Contracts

   The following is a summary of the Portfolio's derivative instrument holdings categorized by primary risk exposure as of October 31, 2017 (amounts in thousands):

                                                   ASSET DERIVATIVES VALUE
                                  ---------------------------------------------------------
                                    TOTAL VALUE     FORWARD            COMMODITY
                                         AT        CURRENCY   EQUITY    FUTURES     SWAP
                                  OCTOBER 31, 2017 CONTRACTS CONTRACTS CONTRACTS* CONTRACTS
                                  ---------------- --------- --------- ---------- ---------
DFA Commodity Strategy Portfolio.     $12,813       $3,011      --      $ 5,313    $4,489

                                                 LIABILITY DERIVATIVES VALUE
                                  ---------------------------------------------------------
                                    TOTAL VALUE     FORWARD            COMMODITY
                                         AT        CURRENCY   EQUITY    FUTURES     SWAP
                                  OCTOBER 31, 2017 CONTRACTS CONTRACTS CONTRACTS* CONTRACTS
                                  ---------------- --------- --------- ---------- ---------
DFA Commodity Strategy Portfolio.     $(2,279)      $   (6)     --      $(2,273)       --

* Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Statement of Assets and Liabilities.

   The following is a summary of the location on the Portfolio's Statement of Operations of realized and change in unrealized gains and losses from the Portfolio's derivative instrument holdings for the year ended October 31, 2017:

DERIVATIVE TYPE              LOCATION OF GAIN (LOSS) ON DERIVATIVES
---------------              --------------------------------------
Commodity Futures Contracts  Net Realized Gain (Loss) on: Futures
                             Change in Unrealized Appreciation (Depreciation) of: Futures
Forward Currency Contracts   Net Realized Gain (Loss) on: Forward Currency Contracts
                             Change in Unrealized Appreciation (Depreciation) of:
                               Forward Currency Contracts
Swap Contracts               Net Realized Gain (Loss) on: Swap Contracts
                             Change in Unrealized Appreciation (Depreciation) of:
                               Swap Contracts

   The following is a summary of the realized and change in unrealized gains and losses from the Portfolio's derivative instrument holdings categorized by primary risk exposure through the year ended October 31, 2017 (amounts in thousands):

                                       REALIZED GAIN (LOSS) ON DERIVATIVES
                                      -------------------------------------
                                               FORWARD  COMMODITY
                                              CURRENCY   FUTURES    SWAP
                                       TOTAL  CONTRACTS CONTRACTS CONTRACTS
                                      ------- --------- --------- ---------
    DFA Commodity Strategy Portfolio. $ 7,406  $   49    $(4,294)  $11,651

                                        CHANGE IN UNREALIZED APPRECIATION
                                          (DEPRECIATION) ON DERIVATIVES
                                      -------------------------------------
                                               FORWARD  COMMODITY
                                              CURRENCY   FUTURES    SWAP
                                       TOTAL  CONTRACTS CONTRACTS CONTRACTS
                                      ------- --------- --------- ---------
    DFA Commodity Strategy Portfolio. $33,216  $3,005    $ 4,164   $26,047

OFFSETTING OF DERIVATIVE ASSETS AND DERIVATIVE LIABILITIES

   In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (OTC) derivatives and forward currency contracts and typically contains, among other things, provisions in the event of a default and/or termination event and may also include collateral posting items. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments' payables and/or receivables with collateral held and/or posted, if any, and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

   For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the "Statement of assets and liabilities."

   The following table presents the Portfolio's gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Portfolio as of October 31, 2017 (Amounts in thousands):

                                    NET                                                   NET
                                  AMOUNTS                                               AMOUNTS
                                    OF        GROSS AMOUNTS NOT                           OF        GROSS AMOUNTS NOT
                                  ASSETS        OFFSET IN THE                         LIABILITIES     OFFSET IN THE
                                 PRESENTED   STATEMENTS OF ASSETS                      PRESENTED   STATEMENTS OF ASSETS
                       GROSS      IN THE       AND LIABILITIES               GROSS      IN THE       AND LIABILITIES
-                    AMOUNTS OF STATEMENTS  ---------------------         AMOUNTS OF  STATEMENTS  ----------------------
                     RECOGNIZED  OF ASSETS   FINANCIAL     CASH     NET   RECOGNIZED   OF ASSETS   FINANCIAL     CASH     NET
                       ASSETS       AND     INSTRUMENTS COLLATERAL AMOUNT LIABILITIES     AND     INSTRUMENTS COLLATERAL AMOUNT
DESCRIPTION             (A)     LIABILITIES     (B)      RECEIVED   (C)       (A)     LIABILITIES     (D)      PLEDGED    (E)
-----------          ---------- ----------- ----------- ---------- ------ ----------- ----------- ----------- ---------- ------
                                            ASSETS                                             LIABILITIES
                     ---------------------------------------------------- -----------------------------------------------------
DFA COMMODITY
 STRATEGY PORTFOLIO
Forward Currency
 Contracts..........   $3,011     $3,011        $(6)          --   $3,005     $ 6         $ 6         $(6)        --       --
Swap Contracts......    4,489      4,489         --      $(1,063)   3,426      --          --          --         --       --

(a)No amounts have been netted against the gross amounts recognized in the Statements of Assets and Liabilities.

(b)Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(c)Represents the net amount due from counterparties in the event of default.

(d)Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(e)Represents the net amount due to counterparties in the event of default.

I. LINE OF CREDIT AND INTERFUND LENDING PROGRAM:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective March 29, 2017, with its domestic custodian bank. A line of credit with similar terms was in effect through March 29, 2017. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 28, 2018.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 6, 2017. A line of credit with similar terms was in effect through January 6, 2017. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 5, 2018.

   There were no borrowings by the Portfolio under the lines of credit during the year ended October 31, 2017.

   Pursuant to an exemptive order issued by the SEC (the "Order"), the Portfolio may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice.

   The Portfolio did not utilize the interfund lending program during the year ended October 31, 2017.

J. SECURITIES LENDING:

   As of October 31, 2017, the Portfolio had a security on loan to a broker/dealer, for which the Portfolio received cash collateral.

   The Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio's collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to its stated investment policy, the Portfolio will generally invest the cash collateral received for the loaned securities in the Money Market Series, an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses, and other payments to and from borrowers of securities. The Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, the Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

   The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of October 31, 2017:

                                       REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                                    AS OF OCTOBER 31, 2017
                                   --------------------------------------------------------
                                   OVERNIGHT AND            BETWEEN
                                    CONTINUOUS   <30 DAYS 30 & 90 DAYS >90 DAYS    TOTAL
                                   ------------- -------- ------------ -------- -----------
SECURITIES LENDING TRANSACTIONS
DFA COMMODITY STRATEGY PORTFOLIO
 Bonds, U.S. Treasury Obligations.  $42,408,663     --         --         --    $42,408,663

K. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

L. RECENTLY ISSUED ACCOUNTING STANDARDS:

   In October 2016, the U.S. Securities and Exchange Commission ("SEC") adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X require standardized, enhanced disclosure about derivatives in investment company financial statements, and also change the rules governing the form and content of such financial statements. The amendments to Regulation S-X took effect on August 1, 2017, and the financial statements have been modified accordingly, as applicable.

M. OTHER:

   At October 31, 2017, 3 shareholders held 63% of the outstanding shares of the Portfolio. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

N. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Portfolio through the date that the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of DFA Investment Dimensions Group Inc. and Shareholders of DFA Commodity Strategy Portfolio

In our opinion, the accompanying consolidated statement of assets and liabilities, including the consolidated schedule of investments, and the related consolidated statements of operations and of changes in net assets and the consolidated financial highlights present fairly, in all material respects, the financial position of DFA Commodity Strategy Portfolio (one of the portfolios constituting DFA Investment Dimensions Group Inc., hereafter referred to as the "Portfolio") as of October 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of October 31, 2017 by correspondence with the custodian, brokers and the transfer agent of the investee fund, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 21, 2017

                       DIMENSIONAL INVESTMENT GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
DFA INTERNATIONAL VALUE PORTFOLIO -- CLASS R2 VS.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
APRIL 30, 2008-OCTOBER 31, 2017

                                    [CHART]

                   DFA International Value    MSCI World ex USA Index
                     Portfolio - Class R2         (net dividends)
                   -----------------------    ------------------------
 4/30/2008                 $10,000                  $10,000
 5/31/2008                  10,000                   10,152
 6/30/2008                   9,006                    9,362
 7/31/2008                   8,752                    9,029
 8/31/2008                   8,381                    8,680
 9/30/2008                   7,404                    7,427
10/31/2008                   5,537                    5,882
11/30/2008                   5,194                    5,563
12/31/2008                   5,594                    5,856
 1/31/2009                   4,819                    5,310
 2/28/2009                   4,220                    4,772
 3/31/2009                   4,686                    5,087
 4/30/2009                   5,539                    5,743
 5/31/2009                   6,361                    6,469
 6/30/2009                   6,268                    6,402
 7/31/2009                   7,007                    7,003
 8/31/2009                   7,404                    7,339
 9/30/2009                   7,789                    7,641
10/31/2009                   7,467                    7,519
11/30/2009                   7,685                    7,705
12/31/2009                   7,769                    7,828
 1/31/2010                   7,316                    7,461
 2/28/2010                   7,340                    7,453
 3/31/2010                   7,920                    7,933
 4/30/2010                   7,781                    7,815
 5/31/2010                   6,874                    6,952
 6/30/2010                   6,751                    6,852
 7/31/2010                   7,584                    7,485
 8/31/2010                   7,209                    7,261
 9/30/2010                   7,990                    7,958
10/31/2010                   8,259                    8,241
11/30/2010                   7,836                    7,892
12/31/2010                   8,567                    8,528
 1/31/2011                   8,931                    8,712
 2/28/2011                   9,224                    9,035
 3/31/2011                   8,966                    8,854
 4/30/2011                   9,443                    9,336
 5/31/2011                   9,097                    9,059
 6/30/2011                   8,968                    8,930
 7/31/2011                   8,679                    8,783
 8/31/2011                   7,744                    8,040
 9/30/2011                   6,896                    7,233
10/31/2011                   7,555                    7,936
11/30/2011                   7,306                    7,569
12/31/2011                   7,106                    7,487
 1/31/2012                   7,579                    7,891
 2/29/2012                   7,974                    8,325
 3/31/2012                   7,907                    8,263
 4/30/2012                   7,622                    8,123
 5/31/2012                   6,676                    7,197
 6/30/2012                   7,146                    7,669
 7/31/2012                   7,112                    7,764
 8/31/2012                   7,407                    7,986
 9/30/2012                   7,665                    8,228
10/31/2012                   7,759                    8,286
11/30/2012                   7,877                    8,460
12/31/2012                   8,263                    8,716
 1/31/2013                   8,646                    9,144
 2/28/2013                   8,382                    9,053
 3/31/2013                   8,408                    9,125
 4/30/2013                   8,817                    9,541
 5/31/2013                   8,707                    9,327
 6/30/2013                   8,400                    8,978
 7/31/2013                   8,968                    9,455
 8/31/2013                   8,902                    9,333
 9/30/2013                   9,570                    9,993
10/31/2013                   9,901                   10,328
11/30/2013                   9,931                   10,391
12/31/2013                  10,149                   10,548
 1/31/2014                   9,775                   10,122
 2/28/2014                  10,328                   10,675
 3/31/2014                  10,249                   10,627
 4/30/2014                  10,420                   10,794
 5/31/2014                  10,529                   10,961
 6/30/2014                  10,661                   11,117
 7/31/2014                  10,419                   10,919
 8/31/2014                  10,419                   10,928
 9/30/2014                   9,956                   10,479
10/31/2014                   9,782                   10,312
11/30/2014                   9,787                   10,439
12/31/2014                   9,412                   10,092
 1/31/2015                   9,348                   10,056
 2/28/2015                  10,014                   10,657
 3/31/2015                   9,801                   10,479
 4/30/2015                  10,334                   10,933
 5/31/2015                  10,334                   10,838
 6/30/2015                  10,032                   10,530
 7/31/2015                   9,934                   10,697
 8/31/2015                   9,191                    9,917
 9/30/2015                   8,557                    9,417
10/31/2015                   9,216                   10,125
11/30/2015                   9,091                    9,964
12/31/2015                   8,798                    9,785
 1/31/2016                   8,107                    9,112
 2/29/2016                   7,843                    8,985
 3/31/2016                   8,438                    9,594
 4/30/2016                   8,841                    9,903
 5/31/2016                   8,675                    9,791
 6/30/2016                   8,356                    9,493
 7/31/2016                   8,727                    9,960
 8/31/2016                   8,958                    9,970
 9/30/2016                   9,063                   10,091
10/31/2016                   9,176                    9,895
11/30/2016                   9,215                    9,736
12/31/2016                   9,517                   10,054
 1/31/2017                   9,926                   10,354
 2/28/2017                   9,852                   10,473
 3/31/2017                  10,071                   10,739
 4/30/2017                  10,214                   10,967
 5/31/2017                  10,385                   11,333
 6/30/2017                  10,493                   11,343
 7/31/2017                  10,985                   11,681
 8/31/2017                  10,967                   11,678               Past performance is not predictive of
 9/30/2017                  11,357                   11,981               future performance.
10/31/2017                  11,561                   12,145               The returns shown do not reflect the
                                                                          deduction of taxes that a shareholder
         AVERAGE ANNUAL        ONE        FIVE         SINCE              would pay on fund distributions or the
         TOTAL RETURN          YEAR       YEARS      INCEPTION            redemption of fund shares.
         -----------------------------------------------------------      MSCI data copyright MSCI 2017, all
                              25.99%      8.30%        1.54%              rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DFA INTERNATIONAL VALUE PORTFOLIO -- INSTITUTIONAL CLASS VS.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
OCTOBER 31, 2007-OCTOBER 31, 2017

                                     [CHART]

                   DFA International Value         MSCI World ex USA Index
               Portfolio - Institutional Class         (net dividends)
               -------------------------------     -----------------------
10/31/2007                $10,000                         $10,000
11/30/2007                  9,392                           9,609
12/31/2007                  9,188                           9,428
 1/31/2008                  8,444                           8,578
 2/29/2008                  8,334                           8,734
 3/31/2008                  8,434                           8,609
 4/30/2008                  8,809                           9,088
 5/31/2008                  8,812                           9,225
 6/30/2008                  7,938                           8,508
 7/31/2008                  7,713                           8,205
 8/31/2008                  7,387                           7,888
 9/30/2008                  6,525                           6,749
10/31/2008                  4,888                           5,345
11/30/2008                  4,588                           5,055
12/31/2008                  4,931                           5,322
 1/31/2009                  4,252                           4,825
 2/28/2009                  3,730                           4,337
 3/31/2009                  4,135                           4,623
 4/30/2009                  4,894                           5,219
 5/31/2009                  5,622                           5,879
 6/30/2009                  5,537                           5,818
 7/31/2009                  6,193                           6,364
 8/31/2009                  6,544                           6,669
 9/30/2009                  6,881                           6,944
10/31/2009                  6,604                           6,833
11/30/2009                  6,797                           7,002
12/31/2009                  6,876                           7,113
 1/31/2010                  6,477                           6,780
 2/28/2010                  6,497                           6,773
 3/31/2010                  7,015                           7,209
 4/30/2010                  6,894                           7,102
 5/31/2010                  6,083                           6,318
 6/30/2010                  5,977                           6,227
 7/31/2010                  6,723                           6,802
 8/31/2010                  6,391                           6,599
 9/30/2010                  7,075                           7,232
10/31/2010                  7,326                           7,489
11/30/2010                  6,952                           7,172
12/31/2010                  7,603                           7,750
 1/31/2011                  7,926                           7,917
 2/28/2011                  8,186                           8,210
 3/31/2011                  7,961                           8,046
 4/30/2011                  8,384                           8,484
 5/31/2011                  8,081                           8,232
 6/30/2011                  7,968                           8,115
 7/31/2011                  7,711                           7,981
 8/31/2011                  6,884                           7,307
 9/30/2011                  6,131                           6,573
10/31/2011                  6,721                           7,212
11/30/2011                  6,496                           6,879
12/31/2011                  6,322                           6,804
 1/31/2012                  6,747                           7,171
 2/29/2012                  7,094                           7,565
 3/31/2012                  7,039                           7,509
 4/30/2012                  6,785                           7,382
 5/31/2012                  5,947                           6,540
 6/30/2012                  6,366                           6,969
 7/31/2012                  6,340                           7,056
 8/31/2012                  6,598                           7,257
 9/30/2012                  6,833                           7,477
10/31/2012                  6,921                           7,530
11/30/2012                  7,027                           7,688
12/31/2012                  7,372                           7,920
 1/31/2013                  7,714                           8,310
 2/28/2013                  7,483                           8,227
 3/31/2013                  7,505                           8,292
 4/30/2013                  7,875                           8,670
 5/31/2013                  7,777                           8,476
 6/30/2013                  7,503                           8,158
 7/31/2013                  8,015                           8,592
 8/31/2013                  7,956                           8,482
 9/30/2013                  8,556                           9,081
10/31/2013                  8,852                           9,386
11/30/2013                  8,884                           9,443
12/31/2013                  9,077                           9,586
 1/31/2014                  8,742                           9,199
 2/28/2014                  9,241                           9,701
 3/31/2014                  9,175                           9,657
 4/30/2014                  9,328                           9,809
 5/31/2014                  9,430                           9,961
 6/30/2014                  9,544                          10,103
 7/31/2014                  9,331                           9,923
 8/31/2014                  9,331                           9,931
 9/30/2014                  8,923                           9,523
10/31/2014                  8,766                           9,371
11/30/2014                  8,771                           9,487
12/31/2014                  8,442                           9,171
 1/31/2015                  8,385                           9,139
 2/28/2015                  8,983                           9,685
 3/31/2015                  8,791                           9,523
 4/30/2015                  9,274                           9,935
 5/31/2015                  9,279                           9,849
 6/30/2015                  9,009                           9,569
 7/31/2015                  8,921                           9,721
 8/31/2015                  8,254                           9,013
 9/30/2015                  7,690                           8,558
10/31/2015                  8,277                           9,201
11/30/2015                  8,170                           9,055
12/31/2015                  7,909                           8,893
 1/31/2016                  7,288                           8,280
 2/29/2016                  7,056                           8,165
 3/31/2016                  7,588                           8,719
 4/30/2016                  7,955                           8,999
 5/31/2016                  7,806                           8,898
 6/30/2016                  7,520                           8,627
 7/31/2016                  7,858                           9,052
 8/31/2016                  8,065                           9,060
 9/30/2016                  8,159                           9,170
10/31/2016                  8,261                           8,992
11/30/2016                  8,301                           8,848
12/31/2016                  8,574                           9,137
 1/31/2017                  8,943                           9,409
 2/28/2017                  8,881                           9,517
 3/31/2017                  9,083                           9,759
 4/30/2017                  9,211                           9,967
 5/31/2017                  9,370                          10,299
 6/30/2017                  9,469                          10,308
 7/31/2017                  9,912                          10,615
 8/31/2017                  9,901                          10,613             Past performance is not predictive of
 9/30/2017                 10,255                          10,888             future performance.
10/31/2017                 10,438                          11,037             The returns shown do not reflect the
                                                                              deduction of taxes that a shareholder
           AVERAGE ANNUAL         ONE         FIVE         TEN                would pay on fund distributions or the
           TOTAL RETURN           YEAR        YEARS       YEARS               redemption of fund shares.
           -----------------------------------------------------------        MSCI data copyright MSCI 2017, all
                                 26.36%       8.56%       0.43%               rights reserved.

--------------------------------------------------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------

                      U.S. LARGE COMPANY PORTFOLIO VS.
                      S&P 500 INDEX
                      OCTOBER 31, 2007-OCTOBER 31, 2017

                        [CHART]


               U.S. Large Company
                    Portfolio        S&P 500 Index
               ------------------    -------------
 10/31/2007          $10,000            $10,000
 11/30/2007            9,580              9,582
 12/31/2007            9,520              9,515
  1/31/2008            8,947              8,944
  2/29/2008            8,657              8,654
  3/31/2008            8,625              8,616
  4/30/2008            9,041              9,036
  5/31/2008            9,157              9,154
  6/30/2008            8,389              8,382
  7/31/2008            8,322              8,311
  8/31/2008            8,439              8,432
  9/30/2008            7,696              7,680
 10/31/2008            6,409              6,390
 11/30/2008            5,955              5,932
 12/31/2008            6,020              5,995
  1/31/2009            5,519              5,490
  2/28/2009            4,932              4,905
  3/31/2009            5,364              5,335
  4/30/2009            5,878              5,845
  5/31/2009            6,211              6,172
  6/30/2009            6,219              6,185
  7/31/2009            6,692              6,652
  8/31/2009            6,933              6,892
  9/30/2009            7,193              7,150
 10/31/2009            7,055              7,017
 11/30/2009            7,478              7,438
 12/31/2009            7,623              7,581
  1/31/2010            7,353              7,309
  2/28/2010            7,579              7,535
  3/31/2010            8,038              7,990
  4/30/2010            8,161              8,116
  5/31/2010            7,506              7,468
  6/30/2010            7,114              7,077
  7/31/2010            7,612              7,573
  8/31/2010            7,271              7,231
  9/30/2010            7,918              7,876
 10/31/2010            8,217              8,176
 11/30/2010            8,217              8,177
 12/31/2010            8,766              8,724
  1/31/2011            8,978              8,930
  2/28/2011            9,279              9,236
  3/31/2011            9,290              9,240
  4/30/2011            9,557              9,514
  5/31/2011            9,450              9,406
  6/30/2011            9,290              9,249
  7/31/2011            9,102              9,061
  8/31/2011            8,612              8,569
  9/30/2011            8,002              7,966
 10/31/2011            8,881              8,837
 11/30/2011            8,854              8,818
 12/31/2011            8,950              8,908
  1/31/2012            9,348              9,307
  2/29/2012            9,746              9,709
  3/31/2012           10,072             10,029
  4/30/2012           10,009              9,966
  5/31/2012            9,401              9,367
  6/30/2012            9,790              9,753
  7/31/2012            9,927              9,888
  8/31/2012           10,145             10,111
  9/30/2012           10,407             10,372
 10/31/2012           10,215             10,181
 11/30/2012           10,279             10,240
 12/31/2012           10,366             10,333
  1/31/2013           10,902             10,869
  2/28/2013           11,050             11,016
  3/31/2013           11,465             11,429
  4/30/2013           11,687             11,649
  5/31/2013           11,956             11,922
  6/30/2013           11,800             11,762
  7/31/2013           12,396             12,360
  8/31/2013           12,033             12,002
  9/30/2013           12,412             12,379
 10/31/2013           12,983             12,948
 11/30/2013           13,376             13,342
 12/31/2013           13,717             13,680
  1/31/2014           13,237             13,207
  2/28/2014           13,849             13,811
  3/31/2014           13,962             13,927
  4/30/2014           14,066             14,030
  5/31/2014           14,387             14,360
  6/30/2014           14,684             14,656
  7/31/2014           14,484             14,454
  8/31/2014           15,064             15,032
  9/30/2014           14,850             14,822
 10/31/2014           15,212             15,184
 11/30/2014           15,623             15,592
 12/31/2014           15,574             15,553
  1/31/2015           15,103             15,086
  2/28/2015           15,977             15,953
  3/31/2015           15,723             15,701
  4/30/2015           15,867             15,851
  5/31/2015           16,070             16,055
  6/30/2015           15,763             15,744
  7/31/2015           16,092             16,074
  8/31/2015           15,124             15,104
  9/30/2015           14,750             14,731
 10/31/2015           15,986             15,973
 11/30/2015           16,045             16,021
 12/31/2015           15,789             15,768
  1/31/2016           14,998             14,985
  2/29/2016           14,988             14,965
  3/31/2016           16,001             15,980
  4/30/2016           16,060             16,042
  5/31/2016           16,349             16,330
  6/30/2016           16,384             16,373
  7/31/2016           16,994             16,976
  8/31/2016           17,014             17,000
  9/30/2016           17,023             17,003
 10/31/2016           16,712             16,693
 11/30/2016           17,324             17,312
 12/31/2016           17,667             17,654
  1/31/2017           18,002             17,989
  2/28/2017           18,723             18,703
  3/31/2017           18,737             18,725
  4/30/2017           18,931             18,917
  5/31/2017           19,196             19,183
  6/30/2017           19,311             19,303
  7/31/2017           19,711             19,700       Past performance is not predictive of
  8/31/2017           19,762             19,760       future performance.
  9/30/2017           20,174             20,168       The returns shown do not reflect the
 10/31/2017           20,647             20,638       deduction of taxes that a shareholder
                                                      would pay on fund distributions or the
      AVERAGE ANNUAL     ONE     FIVE      TEN        redemption of fund shares.
      TOTAL RETURN       YEAR    YEARS    YEARS       Copyright 2017 S&P Dow Jones Indices
      --------------------------------------------    LLC, a division of S&P Global. All rights
                        23.55%   15.11%   7.52%       reserved.

--------------------------------------------------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.

                     MANAGEMENT'S DISCUSSION AND ANALYSIS


 INTERNATIONAL EQUITY MARKET REVIEW          12 MONTHS ENDED OCTOBER 31, 2017

   Performance of non-U.S. developed markets was positive for the period. As measured by the MSCI World ex USA indices, small-cap stocks outperformed large-cap stocks, and value stocks outperformed growth stocks.

                       12 MONTHS ENDED OCTOBER 31, 2017
                       --------------------------------

                                              RETURN IN U.S. DOLLARS
           -                                  ----------------------
           MSCI World ex USA Index...........         22.74%
           MSCI World ex USA Small Cap Index.         25.86%
           MSCI World ex USA Value Index.....         23.05%
           MSCI World ex USA Growth Index....         22.40%

   For the 12 months ended October 31, 2017, the U.S. dollar depreciated against currencies of most other developed markets. Overall, currency movements had a positive impact on the U.S. dollar-denominated returns of developed markets.

                           12 MONTHS ENDED OCTOBER 31, 2017
                            --------------------------------

TEN LARGEST FOREIGN DEVELOPED MARKETS BY MARKET CAP  LOCAL RETURN RETURN IN U.S. DOLLARS
---------------------------------------------------  ------------ ----------------------
                  Japan.............................    27.38%            17.80%
                  United Kingdom....................    11.80%            21.60%
                  France............................    25.50%            33.37%
                  Canada............................    11.32%            15.73%
                  Germany...........................    22.29%            29.96%
                  Switzerland.......................    21.26%            20.30%
                  Australia.........................    16.30%            17.18%
                  Hong Kong.........................    18.75%            18.09%
                  Netherlands.......................    25.39%            32.59%
                  Spain.............................    20.43%            27.98%

----------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2017, all rights reserved

   Emerging markets had positive performance for the period, outperforming both the U.S. and non-U.S. developed markets. As measured by the MSCI emerging markets indices, small-cap stocks underperformed large-cap stocks, and growth stocks outperformed value stocks.

                       12 MONTHS ENDED OCTOBER 31, 2017
                       --------------------------------

                                                RETURN IN U.S. DOLLARS
         -                                      ----------------------
         MSCI Emerging Markets Index...........         26.45%
         MSCI Emerging Markets Small Cap Index.         20.72%
         MSCI Emerging Markets Value Index.....         20.70%
         MSCI Emerging Markets Growth Index....         32.25%

   For the 12 months ended October 31, 2017, the U.S. dollar depreciated against some emerging markets currencies, but appreciated against others. Overall, currency movements had a positive impact on the U.S.
dollar-denominated returns of emerging markets.

                      12 MONTHS ENDED OCTOBER 31, 2017
                       --------------------------------

TEN LARGEST EMERGING MARKETS BY MARKET CAP  LOCAL RETURN RETURN IN U.S. DOLLARS
------------------------------------------  ------------ ----------------------
              China........................    41.71%            41.06%
              Korea........................    37.49%            40.42%
              Taiwan.......................    20.17%            25.74%
              India........................    19.48%            23.20%
              Brazil.......................    13.32%             9.67%
              South Africa.................    16.76%            11.32%
              Russia.......................     9.16%            16.56%
              Mexico.......................     4.11%             2.35%
              Indonesia....................    10.16%             5.98%
              Malaysia.....................     7.08%             6.11%

----------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2017, all rights reserved.

   For funds investing in non-U.S. equities traded outside of the U.S. market time zone, differences in the valuation timing and methodology between a portfolio and its benchmark may impact relative performance over the referenced period. The portfolios price foreign exchange rates at the closing of the U.S. market, while their benchmark indices use rates at 4 p.m. London time. The portfolios also may use fair value pricing to price certain portfolio securities at the closing of the U.S. market, while benchmark indices may use local market closing prices. For the one-year period ended October 31, 2017, these differences generally benefited the portfolios' relative performance.

DFA INTERNATIONAL VALUE PORTFOLIO

   The DFA International Value Portfolio is designed to capture the returns of developed ex U.S. large company value stocks by purchasing shares of the DFA International Value Series, a Master Fund managed by Dimensional that invests in such securities. Value is measured primarily by price-to-book ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2017, the Master Fund held approximately 510 securities in 22 eligible developed markets. In general, average cash exposure throughout the year was less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2017, total returns were 25.99% for the Portfolio's Class R2 shares, 26.36% for the Portfolio's Institutional
Class shares, and 22.74% for the MSCI World ex USA Index (net dividends), the Portfolio's benchmark. As a result of the Master Fund's diversified investment approach, performance was determined principally by broad trends in developed ex U.S. equity markets rather than by the behavior of a limited number of stocks. With low relative price (value) stocks outperforming high relative price (growth) stocks for the period, the Master Fund's emphasis on value stocks contributed positively to performance relative to the benchmark. The Master Fund's general exclusion of real estate investment trusts (REITs) and certain utilities had a positive impact on relative performance, as REITs and utilities underperformed the benchmark.

 U.S. EQUITY MARKET REVIEW                   12 MONTHS ENDED OCTOBER 31, 2017

   U.S. equities had positive returns for the period. The broad U.S. equity market, as measured by the Russell 3000(R) Index, gained approximately 24.0%. Small-cap stocks outperformed large-cap stocks as measured by the Russell indices.

               TOTAL RETURN FOR 12 MONTHS ENDED OCTOBER 31, 2017
               -------------------------------------------------

              Russell 3000(R) Index........................ 23.98%
              Russell Microcap(R) Index (micro-cap stocks). 29.52%
              Russell 2000(R) Index (small-cap stocks)..... 27.85%
              Russell 1000(R) Index (large-cap stocks)..... 23.67%
              Dow Jones U.S. Select REIT Index/SM/.........  3.94%

   Value stocks underperformed growth stocks as measured by the Russell indices. However, when measured by price-to-book ratio, deeper value stocks outperformed other value stocks.

               TOTAL RETURN FOR 12 MONTHS ENDED OCTOBER 31, 2017
               -------------------------------------------------

         Russell 2000(R) Value Index (small-cap value stocks)... 24.81%
         Russell 2000(R) Growth Index (small-cap growth stocks). 31.00%
         Russell 1000(R) Value Index (large-cap value stocks)... 17.78%
         Russell 1000(R) Growth Index (large-cap growth stocks). 29.71%

----------
Source: Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes.

U.S. LARGE COMPANY PORTFOLIO

   The U.S. Large Company Portfolio seeks to approximate the returns of the S&P 500(R) Index by investing in S&P 500(R) Index securities in approximately the same proportions as they are represented in the Index. As of October 31, 2017, the Portfolio held approximately 500 securities. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2017, the total return was 23.55% for the Portfolio and 23.63% for the S&P 500(R) Index, the Portfolio's benchmark. The Portfolio performed in line with the benchmark before fees and expenses.

                       DIMENSIONAL INVESTMENT GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (UNAUDITED)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   ACTUAL FUND RETURN

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                             SIX MONTHS ENDED OCTOBER 31, 2017
  EXPENSE TABLES
                                       BEGINNING  ENDING              EXPENSES
                                        ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                         VALUE    VALUE     EXPENSE    DURING
                                       05/01/17  10/31/17    RATIO*   PERIOD*
                                       --------- --------- ---------- --------
  DFA INTERNATIONAL VALUE PORTFOLIO**
  -----------------------------------
  Actual Fund Return
   Class R2 Shares.................... $1,000.00 $1,131.90    0.68%    $3.65
   Institutional Class Shares......... $1,000.00 $1,133.20    0.43%    $2.31
  Hypothetical 5% Annual Return
   Class R2 Shares.................... $1,000.00 $1,021.78    0.68%    $3.47
   Institutional Class Shares......... $1,000.00 $1,023.04    0.43%    $2.19

DISCLOSURE OF FUND EXPENSES
CONTINUED


                                    BEGINNING  ENDING              EXPENSES
                                     ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                      VALUE    VALUE     EXPENSE    DURING
                                    05/01/17  10/31/17    RATIO*   PERIOD*
                                    --------- --------- ---------- --------
     U.S. LARGE COMPANY PORTFOLIO
     ----------------------------
     Actual Fund Return............ $1,000.00 $1,090.70    0.08%    $0.42
     Hypothetical 5% Annual Return. $1,000.00 $1,024.80    0.08%    $0.41

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

**The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).

                       DIMENSIONAL INVESTMENT GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (UNAUDITED)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-Q with the SEC on September 29, 2017. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C.
(call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

   The categories of industry classification for the Affiliated Investment Company are represented in its Disclosure of Portfolio Holdings, which is included elsewhere within the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Affiliated Investment Company's holdings, which reflect the investments by category.

FEEDER FUND

                                           AFFILIATED INVESTMENT COMPANY
                                           -----------------------------
        DFA International Value Portfolio.             100.0%

DOMESTIC EQUITY PORTFOLIO

           U.S. LARGE COMPANY PORTFOLIO
Consumer Discretionary.......................  11.9%
Consumer Staples.............................   7.9%
Energy.......................................   5.9%
Financials...................................  14.7%
Health Care..................................  14.1%
Industrials..................................  10.0%
Information Technology.......................  24.5%
Materials....................................   3.0%
Real Estate..................................   2.9%
Telecommunication Services...................   1.9%
Utilities....................................   3.2%
                                              -----
                                              100.0%

                       DFA INTERNATIONAL VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2017

                                                                 VALUE+
                                                             --------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The DFA International Value Series of  The
  DFA Investment Trust Company.............................. $9,848,536,734
                                                             --------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY....... $9,848,536,734
                                                             ==============

Summary of the Portfolio's Master Fund's investments as of October 31, 2017, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                         U.S. LARGE COMPANY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2017

                                                                  PERCENTAGE
                                        SHARES       VALUE+     OF NET ASSETS**
                                        ------       ------     ---------------
COMMON STOCKS -- (97.4%)
Consumer Discretionary -- (11.6%)
*   Amazon.com, Inc...................   143,914 $  159,065,266            2.0%
    Comcast Corp. Class A............. 1,697,273     61,152,746            0.8%
    Home Depot, Inc. (The)............   425,419     70,525,962            0.9%
    McDonald's Corp...................   292,122     48,758,083            0.6%
*   Priceline Group, Inc. (The).......    17,730     33,899,051            0.4%
    Walt Disney Co. (The).............   556,803     54,460,901            0.7%
    Other Securities..................              517,379,956            6.4%
                                                 --------------           -----
Total Consumer Discretionary..........              945,241,965           11.8%
                                                 --------------           -----
Consumer Staples -- (7.7%)
    Altria Group, Inc.................   691,854     44,430,864            0.5%
    Coca-Cola Co. (The)............... 1,385,181     63,690,622            0.8%
    PepsiCo, Inc......................   515,367     56,808,904            0.7%
    Philip Morris International, Inc..   560,394     58,639,628            0.7%
    Procter & Gamble Co. (The)........   920,414     79,468,545            1.0%
    Wal-Mart Stores, Inc..............   527,866     46,087,981            0.6%
    Other Securities..................              282,006,147            3.6%
                                                 --------------           -----
Total Consumer Staples................              631,132,691            7.9%
                                                 --------------           -----
Energy -- (5.8%)
    Chevron Corp......................   683,991     79,267,717            1.0%
    Exxon Mobil Corp.................. 1,529,419    127,477,074            1.6%
    Other Securities..................              264,460,405            3.3%
                                                 --------------           -----
Total Energy..........................              471,205,196            5.9%
                                                 --------------           -----
Financials -- (14.3%)
    Bank of America Corp.............. 3,541,605     97,004,561            1.2%
*   Berkshire Hathaway, Inc. Class B..   694,514    129,832,447            1.6%
    Citigroup, Inc....................   983,300     72,272,550            0.9%
    JPMorgan Chase & Co............... 1,270,152    127,789,993            1.6%
    Wells Fargo & Co.................. 1,612,539     90,527,939            1.1%
    Other Securities..................              652,273,989            8.2%
                                                 --------------           -----
Total Financials......................            1,169,701,479           14.6%
                                                 --------------           -----
Health Care -- (13.7%)
    Abbott Laboratories...............   627,915     34,051,830            0.4%
    AbbVie, Inc.......................   575,050     51,898,263            0.6%
    Amgen, Inc........................   263,152     46,109,493            0.6%
    Bristol-Myers Squibb Co...........   591,348     36,462,518            0.5%
    Gilead Sciences, Inc..............   471,964     35,378,421            0.4%
    Johnson & Johnson.................   968,776    135,057,062            1.7%
    Medtronic P.L.C...................   488,485     39,332,812            0.5%
    Merck & Co., Inc..................   986,916     54,369,202            0.7%
    Pfizer, Inc....................... 2,154,043     75,520,748            0.9%
    UnitedHealth Group, Inc...........   348,941     73,354,377            0.9%
    Other Securities..................              538,916,727            6.8%
                                                 --------------           -----
Total Health Care.....................            1,120,451,453           14.0%
                                                 --------------           -----
Industrials -- (9.8%)
    3M Co.............................   215,221     49,541,722            0.6%
    Boeing Co. (The)..................   200,419     51,704,094            0.6%
    General Electric Co............... 3,124,518     62,990,283            0.8%

U.S. LARGE COMPANY PORTFOLIO
CONTINUED

                                                                                                 PERCENTAGE
                                                                       SHARES       VALUE+     OF NET ASSETS**
                                                                       ------       ------     ---------------
Industrials -- (Continued)
      Honeywell International, Inc..................................    275,537 $   39,721,414            0.5%
      Other Securities..............................................               594,062,809            7.5%
                                                                                --------------          ------
Total Industrials...................................................               798,020,322           10.0%
                                                                                --------------          ------
Information Technology -- (23.8%)
*     Alphabet, Inc. Class A........................................    107,578    111,132,377            1.4%
*     Alphabet, Inc. Class C........................................    108,955    110,768,011            1.4%
      Apple, Inc....................................................  1,864,362    315,151,753            3.9%
      Broadcom, Ltd.................................................    146,621     38,694,748            0.5%
      Cisco Systems, Inc............................................  1,804,117     61,610,596            0.8%
*     Facebook, Inc. Class A........................................    855,559    154,051,954            1.9%
      Intel Corp....................................................  1,695,778     77,140,941            1.0%
      International Business Machines Corp..........................    312,602     48,159,464            0.6%
      Mastercard, Inc. Class A......................................    336,778     50,102,463            0.6%
      Microsoft Corp................................................  2,780,085    231,247,470            2.9%
      NVIDIA Corp...................................................    216,362     44,745,825            0.6%
      Oracle Corp...................................................  1,089,326     55,446,693            0.7%
      Texas Instruments, Inc........................................    357,047     34,522,874            0.4%
#     Visa, Inc. Class A............................................    660,208     72,609,676            0.9%
      Other Securities..............................................               542,679,450            6.8%
                                                                                --------------          ------
Total Information Technology........................................             1,948,064,295           24.4%
                                                                                --------------          ------
Materials -- (2.9%)
      DowDuPont, Inc................................................    841,839     60,873,378            0.8%
      Other Securities..............................................               180,037,814            2.2%
                                                                                --------------          ------
Total Materials.....................................................               240,911,192            3.0%
                                                                                --------------          ------
Real Estate -- (2.9%)
      Other Securities..............................................               233,976,658            2.9%
                                                                                --------------          ------
Telecommunication Services -- (1.8%)
      AT&T, Inc.....................................................  2,216,171     74,574,154            0.9%
      Verizon Communications, Inc...................................  1,472,250     70,476,607            0.9%
      Other Securities..............................................                 6,646,994            0.1%
                                                                                --------------          ------
Total Telecommunication Services....................................               151,697,755            1.9%
                                                                                --------------          ------
Utilities -- (3.1%)
      Other Securities..............................................               252,274,717            3.2%
                                                                                --------------          ------
TOTAL COMMON STOCKS.................................................             7,962,677,723           99.6%
                                                                                --------------          ------
TOTAL INVESTMENT SECURITIES.........................................             7,962,677,723
                                                                                --------------

TEMPORARY CASH INVESTMENTS -- (0.3%)
      State Street Institutional U.S. Government Money Market Fund,
       0.960%....................................................... 28,357,388     28,357,388            0.4%
                                                                                --------------          ------

SECURITIES LENDING COLLATERAL -- (2.3%)
(S)@  DFA Short Term Investment Fund................................ 16,039,538    185,593,492            2.3%
                                                                                --------------          ------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $3,792,238,294)..............................................            $8,176,628,603          102.3%
                                                                                ==============          ======

U.S. LARGE COMPANY PORTFOLIO
CONTINUED


At October 31, 2017, U.S. Large Company Portfolio had entered into the following outstanding futures contracts:

                                                                          UNREALIZED
                           NUMBER OF EXPIRATION  NOTIONAL     MARKET     APPRECIATION
DESCRIPTION                CONTRACTS    DATE      VALUE       VALUE     (DEPRECIATION)
-----------                --------- ---------- ----------- ----------- --------------
LONG POSITION CONTRACTS:
S&P 500 Emini Index(R)....    262     12/15/17  $33,619,653 $33,702,370    $82,717
                                                ----------- -----------    -------
TOTAL FUTURES CONTRACTS...                      $33,619,653 $33,702,370    $82,717
                                                =========== ===========    =======

Summary of the Fund's investments as of October 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 --------------------------------------------------
                                    LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                                 -------------- ------------ ------- --------------
Common Stocks
 Consumer Discretionary......... $  945,241,965           --   --    $  945,241,965
 Consumer Staples...............    631,132,691           --   --       631,132,691
 Energy.........................    471,205,196           --   --       471,205,196
 Financials.....................  1,169,701,479           --   --     1,169,701,479
 Health Care....................  1,120,451,453           --   --     1,120,451,453
 Industrials....................    798,020,322           --   --       798,020,322
 Information Technology.........  1,948,064,295           --   --     1,948,064,295
 Materials......................    240,911,192           --   --       240,911,192
 Real Estate....................    233,976,658           --   --       233,976,658
 Telecommunication Services.....    151,697,755           --   --       151,697,755
 Utilities......................    252,274,717           --   --       252,274,717
Temporary Cash Investments......     28,357,388           --   --        28,357,388
Securities Lending Collateral...             -- $185,593,492   --       185,593,492
Futures Contracts**.............         82,717           --   --            82,717
                                 -------------- ------------   --    --------------
TOTAL........................... $7,991,117,828 $185,593,492   --    $8,176,711,320
                                 ============== ============   ==    ==============

  **Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2017
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                                                   DFA        U.S. LARGE
                                                                                              INTERNATIONAL    COMPANY
                                                                                             VALUE PORTFOLIO  PORTFOLIO*
                                                                                             --------------- ------------
ASSETS:
Investments in Affiliated Investment Company at Value....................................... $    9,848,537            --
Investments at Value (including $0 and $407,857 of securities on loan, respectively)........             --  $  7,962,678
Temporary Cash Investments at Value & Cost..................................................             --        28,357
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $0 and
 $185,581)..................................................................................             --       185,593
Segregated Cash for Futures Contracts.......................................................             --           252
Receivables:
  Dividends, Interest and Tax Reclaims......................................................             --         6,652
  Securities Lending Income.................................................................             --            65
  Fund Shares Sold..........................................................................          5,854         4,879
  Futures Margin Variation..................................................................             --            59
Prepaid Expenses and Other Assets...........................................................             93            98
                                                                                             --------------  ------------
     Total Assets...........................................................................      9,854,484     8,188,633
                                                                                             --------------  ------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..........................................................             --       185,555
  Fund Shares Redeemed......................................................................         11,102         5,619
  Due to Advisor............................................................................          1,655           378
Accrued Expenses and Other Liabilities......................................................            588           903
                                                                                             --------------  ------------
     Total Liabilities......................................................................         13,345       192,455
                                                                                             --------------  ------------
NET ASSETS.................................................................................. $    9,841,139  $  7,996,178
                                                                                             ==============  ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Class R2 Shares -- based on net assets of $3,508 and $0 and shares outstanding of
 176,386 and 0, respectively................................................................ $        19.89           N/A
                                                                                             ==============  ============
NUMBER OF SHARES AUTHORIZED.................................................................    100,000,000           N/A
                                                                                             ==============  ============
Institutional Class Shares -- based on net assets of $9,837,631 and $7,996,178 and shares
 outstanding of 493,369,218 and 398,901,388, respectively................................... $        19.94  $      20.05
                                                                                             ==============  ============
NUMBER OF SHARES AUTHORIZED.................................................................  1,500,000,000   900,000,000
                                                                                             ==============  ============
Investments at Cost.........................................................................            N/A  $  3,578,301
                                                                                             ==============  ============
NET ASSETS CONSIST OF:
Paid-In Capital............................................................................. $    8,259,000  $  3,752,856
Undistributed Net Investment Income (Distributions in Excess of Net Investment Income)......         30,626         8,050
Accumulated Net Realized Gain (Loss)........................................................        (75,739)     (149,204)
Net Unrealized Foreign Exchange Gain (Loss).................................................            (40)           --
Net Unrealized Appreciation (Depreciation)..................................................      1,627,292     4,384,476
                                                                                             --------------  ------------
NET ASSETS.................................................................................. $    9,841,139  $  7,996,178
                                                                                             ==============  ============

----------
* See Note J in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2017
                            (AMOUNTS IN THOUSANDS)

                                                                                            DFA        U.S. LARGE
                                                                                       INTERNATIONAL    COMPANY
                                                                                     VALUE PORTFOLIO*# PORTFOLIO#
                                                                                     ----------------- ----------
INVESTMENT INCOME
  Net Investment Income Allocated from Affiliated Investment Companies:
    Dividends (Net of Foreign Taxes Withheld of $24,693 and $0, respectively).......    $  296,868             --
    Income from Securities Lending..................................................         7,241             --
    Expenses Allocated from Affiliated Investment Company...........................       (18,105)            --
                                                                                        ----------     ----------
     Total Net Investment Income Received from Affiliated Investment Companies......       286,004             --
                                                                                        ----------     ----------
FUND INVESTMENT INCOME
  Dividends.........................................................................            --     $  151,436
  Income from Securities Lending....................................................            --            844
                                                                                        ----------     ----------
     Total Investment Income........................................................            --        152,280
                                                                                        ----------     ----------
FUND EXPENSES
  Investment Management Fees........................................................        34,266          4,420
  Accounting & Transfer Agent Fees..................................................           244            429
  S&P 500(R) Fees...................................................................            --            102
  Custodian Fees....................................................................            --             96
  Shareholder Servicing Fees
    Class R2 Shares.................................................................            10             --
  Filing Fees.......................................................................           334            166
  Shareholders' Reports.............................................................           334            149
  Directors'/Trustees' Fees & Expenses..............................................            82             72
  Professional Fees.................................................................           183            217
  Other.............................................................................            43            218
                                                                                        ----------     ----------
     Total Expenses.................................................................        35,496          5,869
                                                                                        ----------     ----------
  Fees (Waived), (Expenses Reimbursed), and/or Previously Waived Fees Recovered by
   Advisor (Note C).................................................................            --             24
    Institutional Class Shares......................................................       (17,125)            --
    Class R2 Shares.................................................................            (8)            --
                                                                                        ----------     ----------
  Net Expenses......................................................................        18,363          5,893
                                                                                        ----------     ----------
  NET INVESTMENT INCOME (LOSS)......................................................       267,641        146,387
                                                                                        ----------     ----------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net Realized Gain (Loss) on:
    Investment Securities Sold**....................................................       104,748         25,596
    Affiliated Investment Companies Shares Sold.....................................            --             21
    Futures.........................................................................        12,673          4,571
    Foreign Currency Transactions...................................................        (1,987)            --
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency......................................     1,639,175      1,352,486
    Affiliated Investment Companies Shares..........................................            --            (37)
    Futures.........................................................................         2,759            181
    Translation of Foreign Currency Denominated Amounts.............................           803             --
                                                                                        ----------     ----------
  NET REALIZED AND UNREALIZED GAIN (LOSS)...........................................     1,758,171      1,382,818
                                                                                        ----------     ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.....................    $2,025,812     $1,529,205
                                                                                        ==========     ==========

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).

**Net of foreign capital gain taxes withheld of $0 and $0, respectively.

# Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                  DFA INTERNATIONAL VALUE     U.S. LARGE COMPANY
                                                                         PORTFOLIO                 PORTFOLIO
                                                                 ------------------------  ------------------------
                                                                     YEAR         YEAR         YEAR         YEAR
                                                                    ENDED        ENDED        ENDED        ENDED
                                                                   OCT. 31,     OCT. 31,     OCT. 31,     OCT. 31,
                                                                     2017         2016         2017         2016
                                                                 -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss).................................. $   267,641  $   229,798  $   146,387  $   131,507
  Net Realized Gain (Loss) on:
    Investment Securities Sold*.................................     104,748     (189,967)      25,596       44,973
    Affiliated Investment Companies Shares Sold.................          --           --           21           --
    Futures.....................................................      12,673        4,316        4,571       (5,349)
    Foreign Currency Transactions...............................      (1,987)       4,081           --           --
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..................   1,639,175        3,950    1,352,486      140,290
    Affiliated Investment Companies Shares......................          --           --          (37)          --
    Futures.....................................................       2,759         (482)         181         (356)
    Translation of Foreign Currency Denominated Amounts.........         803         (650)          --           --
                                                                 -----------  -----------  -----------  -----------
     Net Increase (Decrease) in Net Assets Resulting from
      Operations................................................   2,025,812       51,046    1,529,205      311,065
                                                                 -----------  -----------  -----------  -----------
Distributions From:
  Net Investment Income:
    Class R2 Shares.............................................        (109)        (336)          --           --
    Institutional Class Shares..................................    (277,230)    (224,465)    (154,814)    (125,202)
  Net Short-Term Gains:
    Institutional Class Shares..................................          --           --         (124)          --
  Net Long-Term Gains:
    Institutional Class Shares..................................          --           --      (38,779)     (47,852)
                                                                 -----------  -----------  -----------  -----------
     Total Distributions........................................    (277,339)    (224,801)    (193,717)    (173,054)
                                                                 -----------  -----------  -----------  -----------
Capital Share Transactions (1):
  Shares Issued.................................................   1,967,887    2,442,715    1,555,398    1,529,402
  Shares Issued in Lieu of Cash Distributions...................     269,559      218,177      171,570      150,286
  Shares Redeemed...............................................  (1,418,753)  (2,019,049)  (1,432,214)  (1,262,506)
                                                                 -----------  -----------  -----------  -----------
     Net Increase (Decrease) from Capital Share Transactions....     818,693      641,843      294,754      417,182
                                                                 -----------  -----------  -----------  -----------
     Total Increase (Decrease) in Net Assets....................   2,567,166      468,088    1,630,242      555,193
NET ASSETS
  Beginning of Year.............................................   7,273,973    6,805,885    6,365,936    5,810,743
                                                                 -----------  -----------  -----------  -----------
  End of Year................................................... $ 9,841,139  $ 7,273,973  $ 7,996,178  $ 6,365,936
                                                                 ===========  ===========  ===========  ===========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued.................................................     109,955      158,003       84,803       96,985
  Shares Issued in Lieu of Cash Distributions...................      14,996       14,327        9,395        9,320
  Shares Redeemed...............................................     (77,571)    (128,304)     (77,231)     (78,179)
                                                                 -----------  -----------  -----------  -----------
     Net Increase (Decrease) from Shares Issued and
      Redeemed..................................................      47,380       44,026       16,967       28,126
                                                                 ===========  ===========  ===========  ===========
UNDISTRIBUTED NET INVESTMENT INCOME (DISTRIBUTIONS IN EXCESS
 OF NET INVESTMENT INCOME)...................................... $    30,626  $    40,507  $     8,050  $    19,630

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                             DFA INTERNATIONAL VALUE PORTFOLIO-CLASS R2 SHARES
                                                             ----------------------------------------------
                                                               YEAR       YEAR      YEAR      YEAR      YEAR
                                                              ENDED      ENDED     ENDED     ENDED     ENDED
                                                             OCT. 31,   OCT. 31,  OCT. 31,  OCT. 31,  OCT. 31,
                                                               2017       2016      2015      2014      2013
--------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year..........................  $16.27     $16.93   $ 18.48   $ 19.46    $15.72
                                                              ------     ------   -------   -------    ------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...........................    0.55       0.53      0.51      0.74      0.49
 Net Gains (Losses) on Securities (Realized and Unrealized).    3.61      (0.65)    (1.55)    (0.93)     3.77
                                                              ------     ------   -------   -------    ------
   Total from Investment Operations.........................    4.16      (0.12)    (1.04)    (0.19)     4.26
--------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................   (0.54)     (0.54)    (0.51)    (0.79)    (0.52)
                                                              ------     ------   -------   -------    ------
   Total Distributions......................................   (0.54)     (0.54)    (0.51)    (0.79)    (0.52)
--------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................  $19.89     $16.27   $ 16.93   $ 18.48    $19.46
===========================================================  ========   ========  ========  ========  ========
Total Return................................................   25.99%     (0.43)%   (5.78)%   (1.21)%   27.61%
--------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).........................  $3,508     $3,308   $10,404   $11,200    $5,517
Ratio of Expenses to Average Net Assets (B).................    0.68%      0.68%     0.68%     0.68%     0.69%
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor) (B).............................    0.88%      0.88%     0.73%     0.68%     0.69%
Ratio of Net Investment Income to Average Net Assets........    3.07%      3.42%     2.81%     3.79%     2.84%
--------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                              DFA INTERNATIONAL VALUE PORTFOLIO-INSTITUTIONAL CLASS SHARES
                                                             -------------------------------------------------------------
                                                                YEAR         YEAR         YEAR         YEAR        YEAR
                                                               ENDED        ENDED        ENDED        ENDED       ENDED
                                                              OCT. 31,     OCT. 31,     OCT. 31,     OCT. 31,    OCT. 31,
                                                                2017         2016         2015         2014        2013
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year.......................... $    16.30  $    16.92   $    18.47   $    19.45   $    15.72
                                                             ----------  ----------   ----------   ----------   ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...........................       0.56        0.55         0.56         0.84         0.52
 Net Gains (Losses) on Securities (Realized and Unrealized).       3.66       (0.63)       (1.56)       (0.98)        3.78
                                                             ----------  ----------   ----------   ----------   ----------
   Total from Investment Operations.........................       4.22       (0.08)       (1.00)       (0.14)        4.30
---------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................      (0.58)      (0.54)       (0.55)       (0.84)       (0.57)
                                                             ----------  ----------   ----------   ----------   ----------
   Total Distributions......................................      (0.58)      (0.54)       (0.55)       (0.84)       (0.57)
---------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................ $    19.94  $    16.30   $    16.92   $    18.47   $    19.45
===========================================================  ==========  ==========   ==========   ==========   ==========
Total Return................................................      26.36%      (0.20)%      (5.58)%      (0.97)%      27.90%
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)......................... $9,837,631  $7,270,665   $6,795,481   $6,991,214   $6,522,355
Ratio of Expenses to Average Net Assets (B).................       0.43%       0.43%        0.43%        0.43%        0.43%
Ratio of Expenses to Average Net Assets (Excluding fees
 (Waived), (Expenses Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor and Fees Paid Indirectly) (B)....       0.63%       0.63%        0.49%        0.43%        0.43%
Ratio of Net Investment Income to Average Net Assets........       3.12%       3.51%        3.10%        4.29%        3.00%
---------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                            U.S. LARGE COMPANY PORTFOLIO
                                                             ----------------------------------------------------------
                                                                YEAR        YEAR        YEAR        YEAR        YEAR
                                                               ENDED       ENDED       ENDED       ENDED       ENDED
                                                              OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,
                                                                2017        2016        2015        2014        2013
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year.......................... $    16.67  $    16.42  $    15.94  $    13.87  $    11.15
                                                             ----------  ----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
 Net Investment Income (Loss) (A)...........................       0.37        0.35        0.33        0.29        0.27
 Net Gains (Losses) on Securities (Realized and Unrealized).       3.50        0.38        0.47        2.07        2.71
                                                             ----------  ----------  ----------  ----------  ----------
   Total from Investment Operations.........................       3.87        0.73        0.80        2.36        2.98
------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income......................................      (0.39)      (0.34)      (0.32)      (0.29)      (0.26)
 Net Realized Gains.........................................      (0.10)      (0.14)         --          --          --
                                                             ----------  ----------  ----------  ----------  ----------
   Total Distributions......................................      (0.49)      (0.48)      (0.32)      (0.29)      (0.26)
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................ $    20.05  $    16.67  $    16.42  $    15.94  $    13.87
===========================================================  ==========  ==========  ==========  ==========  ==========
Total Return................................................      23.55%       4.54%       5.09%      17.17%      27.10%
------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)......................... $7,996,178  $6,365,936  $5,810,743  $5,668,374  $4,917,336
Ratio of Expenses to Average Net Assets.....................       0.08%       0.08%       0.08%       0.08%       0.09%
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor).................................       0.08%       0.08%       0.09%       0.08%       0.10%
Ratio of Net Investment Income to Average Net Assets........       1.99%       2.17%       2.05%       1.95%       2.13%
Portfolio Turnover Rate.....................................          7%          9%          2%          3%          3%
------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS


A. ORGANIZATION:

   Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of fourteen portfolios, two of which, DFA International Value Portfolio and U.S. Large Company Portfolio (the "Portfolios"), are presented in this section of the report. The remaining operational portfolios are presented in separate reports. The Portfolios are investment companies, and accordingly, follow the accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Certification ("ASC") Topic 946, "Financial Services-Investment Companies."

   DFA International Value Portfolio (the "Feeder Fund") primarily invests its assets in The DFA International Value Series (the "Series"), a corresponding series of The DFA Investment Trust Company. At October 31, 2017, the Feeder Fund owned 77% of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Fund.

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   The Feeder Fund's investment reflects its proportionate interest in the net assets of the Series. This valuation is classified as Level 1 in the hierarchy.

   Securities held by U.S. Large Company Portfolio, including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Portfolio that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Portfolio values the securities within the range of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Portfolio may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by U.S. Large Company Portfolio are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings/Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the year ended October 31, 2017, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Portfolios.

   2. Deferred Compensation Plan: Each eligible Director of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed-upon years; or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the
"Notice") to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of October 31, 2017, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   3. Other: The Feeder Fund recognizes its pro-rata share, on a daily basis, of net investment income and realized and unrealized gains and losses of investment securities from the Series, which is treated as a partnership for federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board of Directors, generally based on average net assets.

   Class R2 Shares and Institutional Class Shares have equal rights to assets and earnings of the Feeder Fund. Income, gains and losses, and common expenses of the Feeder Fund are allocated to each class of shares based on its relative net assets. Each class will bear its own class-specific expenses, if any.

C. INVESTMENT ADVISOR:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolio. For the year ended October 31, 2017, the U.S. Large Company Portfolio's and the Feeder Fund's investment management fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.06% and 0.40%, respectively, of average daily net assets.

   Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the "Fee Waiver Agreement"), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver Agreement for the U.S. Large Company Portfolio, and a portion of the Fee Waiver Agreement for the Feeder Fund, will remain in effect through February 28, 2018, and may only be terminated by the Fund's Board of Directors prior to that date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. The Fee Waiver Agreement with respect to the total management fees paid by the Feeder Fund, as described in the notes below, will remain in effect permanently, unless terminated by the Feeder Fund. For the year ended October 31, 2017, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or expenses assumed as listed below (amounts in thousands). Previously waived fees/expenses assumed subject to future recovery by the Advisor and the net amount of waived fees/expenses assumed (recovered previously waived fees/expenses assumed) during the year ended October 31, 2017, are also reflected below (amounts in thousands). The Portfolios are not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

                                                                      PREVIOUSLY       NET WAIVED FEES/
                                                      RECOVERY       WAIVED FEES/      EXPENSES ASSUMED
                                        EXPENSE    OF PREVIOUSLY   EXPENSES ASSUMED  (RECOVERED PREVIOUSLY
                                       LIMITATION   WAIVED FEES/   SUBJECT TO FUTURE     WAIVED FEES/
INSTITUTIONAL CLASS SHARES               AMOUNT   EXPENSES ASSUMED     RECOVERY        EXPENSES ASSUMED)
--------------------------             ---------- ---------------- ----------------- ---------------------
DFA International Value Portfolio (1).    0.40%           --               --               $17,125
U.S. Large Company Portfolio (2)......    0.08%         $155             $798                   (24)

CLASS R2 SHARES
---------------
DFA International Value Portfolio (1).    0.79%           --               --                     8

   (1) Effective July 21, 2015, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the DFA International Value Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in The DFA Short Term Investment Fund, to 0.40% of the average net assets of a class of the Portfolio on an annualized basis (the "Permanent Fee Waiver"). In addition to the Permanent Fee Waiver, the Advisor has contractually agreed (including for the time period prior to July 21, 2015) to assume the direct expenses of Class R2 shares of the Portfolio (excluding management fees and custodian fees), to the extent necessary to limit the annualized expenses of Class R2 shares of the Portfolio (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) to the rate listed above (the "Annualized Expense Ratio"). At any time that the annualized expenses of Class R2 shares of the Portfolio are less than the Annualized Expense Ratio identified above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that the amount of such recovery does not cause the annualized expense ratio of Class R2 shares of the Portfolio to exceed the Annualized Expense Ratio identified above. Except, the Portfolio is not obligated to reimburse the Advisor for fees waived in connection with the Permanent Fee Waiver.

   (2) Effective August 1, 2013, the Advisor has contractually agreed to waive all or a portion of its management fee to the extent necessary to reduce the ordinary operating expenses (excluding expenses incurred through investment in other investment companies) ("Portfolio Expenses") of the U.S. Large Company Portfolio so that the Portfolio Expenses, on an annualized basis, do not exceed the rate listed above as a percentage of the Portfolio's average net assets (the "Annualized Expense Ratio"). At any time that the annualized Portfolio Expenses of the Portfolio are less than the Annualized Expense Ratio identified above, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that the amount of such recovery will not cause the annualized Portfolio Expenses of the Portfolio to exceed the applicable Annualized Expense Ratio identified above.

   Prior to August 1, 2013, the Advisor contractually agreed to waive all or a portion of its administration fee to the extent necessary to reduce the Portfolio Expenses of the Portfolio so that such Portfolio Expenses did not exceed 0.10% of the Portfolio's average net assets on an annualized basis.

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended October 31, 2017, the total related amounts paid by the Fund to the CCO were $31 (in thousands). The total related amounts paid by each Portfolio are included in Other Expenses on the Statement of Operations.

D. DEFERRED COMPENSATION:

   At October 31, 2017, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

                    DFA International Value Portfolio. $287
                    U.S. Large Company Portfolio......  331

E. PURCHASES AND SALES OF SECURITIES:

   For the year ended October 31, 2017, U.S. Large Company Portfolio's transactions related to investment securities, other than short-term securities and U.S. government securities (amounts in thousands), were as follows:

                                              PURCHASES  SALES
                                              --------- --------
                U.S. Large Company Portfolio. $754,842  $486,082

   There were no purchases or sales of long-term U.S. government securities.

   For the year ended October 31, 2017, transactions related to Affiliated Investment Companies were as follows (amounts in thousands):

                                                     NET REALIZED                                        DIVIDEND   CAPITAL GAIN
                                                     GAIN/(LOSS)    CHANGE IN                           INCOME FROM DISTRIBUTIONS
                                                     ON SALES OF   UNREALIZED                           AFFILIATED      FROM
                    BALANCE AT PURCHASES   PROCEEDS   AFFILIATED  APPRECIATION/ BALANCE AT SHARES AS OF INVESTMENT   AFFILIATED
                     10/31/16   AT COST   FROM SALES  INVESTMENT  DEPRECIATION   10/31/17    10/31/17    COMPANIES   INVESTMENT
                    ---------- ---------- ---------- ------------ ------------- ---------- ------------ ----------- -------------
U.S. LARGE COMPANY
 PORTFOLIO
DFA Short Term
 Investment Fund...  $336,122  $1,609,675 $1,760,188     $21          $(37)      $185,593     16,040      $2,628         --
                     --------  ---------- ----------     ---          ----       --------     ------      ------         --
TOTAL..............  $336,122  $1,609,675 $1,760,188     $21          $(37)      $185,593     16,040      $2,628         --
                     ========  ========== ==========     ===          ====       ========     ======      ======         ==

F. FEDERAL INCOME TAXES:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income, accumulated net realized gains or losses, or unrealized appreciation, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2017, primarily attributable to net foreign currency gains/losses, foreign capital gains tax reclass and realized gains on securities considered to be "passive foreign investment companies", were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (in thousands):

                                                      INCREASE       INCREASE
                                                     (DECREASE)     (DECREASE)
                                      INCREASE     UNDISTRIBUTED   ACCUMULATED
                                     (DECREASE)    NET INVESTMENT  NET REALIZED
                                   PAID-IN CAPITAL     INCOME     GAINS (LOSSES)
                                   --------------- -------------- --------------
DFA International Value Portfolio.     $  322         $  (183)        $(139)
U.S. Large Company Portfolio......      3,250          (3,153)          (97)

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2016 and October 31, 2017 were as follows (amounts in thousands):

                                       NET INVESTMENT
                                         INCOME AND
                                         SHORT-TERM     LONG-TERM
                                       CAPITAL GAINS  CAPITAL GAINS  TOTAL
                                       -------------- ------------- --------
    DFA International Value Portfolio
    2016..............................    $224,802            --    $224,802
    2017..............................     277,339            --     277,339
    U.S. Large Company Portfolio
    2016..............................     125,202       $47,852     173,054
    2017..............................     154,938        38,779     193,717

   At October 31, 2017, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                       NET INVESTMENT
                                         INCOME AND
                                         SHORT-TERM     LONG-TERM
                                       CAPITAL GAINS  CAPITAL GAINS  TOTAL
                                       -------------- ------------- -------
    DFA International Value Portfolio.    $  (322)           --     $  (322)
    U.S. Large Company Portfolio......     (2,859)        $(391)     (3,250)

   At October 31, 2017, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                   UNDISTRIBUTED                                               TOTAL NET
                                   NET INVESTMENT                                            DISTRIBUTABLE
                                     INCOME AND   UNDISTRIBUTED                 UNREALIZED     EARNINGS
                                     SHORT-TERM     LONG-TERM   CAPITAL LOSS   APPRECIATION  (ACCUMULATED
                                   CAPITAL GAINS  CAPITAL GAINS CARRYFORWARDS (DEPRECIATION)    LOSSES)
                                   -------------- ------------- ------------- -------------- -------------
DFA International Value Portfolio.    $54,032             --      $(54,014)     $1,582,630    $1,582,648
U.S. Large Company Portfolio......     10,562        $19,857            --       4,213,230     4,243,649

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2017, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains through October 31 of the indicated expiration dates, as applicable (amounts in thousands):

                                                 UNLIMITED  TOTAL
                                                 --------- -------
              DFA International Value Portfolio.  $54,014  $54,014
              U.S. Large Company Portfolio......       --       --

   During the year ended October 31, 2017, the Portfolios utilized the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

                   DFA International Value Portfolio. 122,423

   At October 31, 2017, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                              NET
                                                                           UNREALIZED
                                   FEDERAL TAX  UNREALIZED   UNREALIZED   APPRECIATION
                                      COST     APPRECIATION DEPRECIATION (DEPRECIATION)
                                   ----------- ------------ ------------ --------------
DFA International Value Portfolio. $8,265,907   $1,582,630          --     $1,582,630
U.S. Large Company Portfolio......  3,963,481    4,295,875    $(82,645)     4,213,230

   The difference between GAAP-basis and tax basis unrealized gains (losses) is attributable primarily to wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

   ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios' tax positions and has concluded that no additional provision for income tax is required in the Portfolios' financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. CAPITAL SHARE TRANSACTIONS:

   The capital share transactions by class were as follows (amounts in thousands):

                                                            YEAR ENDED             YEAR ENDED
                                                           OCT. 31, 2017         OCT. 31, 2016
                                                       --------------------  ---------------------
                                                          AMOUNT     SHARES     AMOUNT     SHARES
                                                       -----------  -------  -----------  --------
DFA INTERNATIONAL VALUE PORTFOLIO
Class R2 Shares
 Shares Issued........................................ $     3,212      182  $     2,205       144
 Shares Issued in Lieu of Cash Distributions..........         109        6          336        22
 Shares Redeemed......................................      (3,910)    (215)      (8,814)     (578)
                                                       -----------  -------  -----------  --------
Net Increase (Decrease) -- Class R2 Shares............ $      (589)     (27) $    (6,273)     (412)
                                                       ===========  =======  ===========  ========
Institutional Class Shares
 Shares Issued........................................ $ 1,964,675  109,773  $ 2,440,510   157,859
 Shares Issued in Lieu of Cash Distributions..........     269,450   14,990      217,841    14,305
 Shares Redeemed......................................  (1,414,843) (77,356)  (2,010,235) (127,726)
                                                       -----------  -------  -----------  --------
Net Increase (Decrease) -- Institutional Class Shares. $   819,282   47,407  $   648,116    44,438
                                                       ===========  =======  ===========  ========

H. FINANCIAL INSTRUMENTS:

   In accordance with the Portfolio's investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

DERIVATIVE FINANCIAL INSTRUMENTS:

   Summarized below are the specific types of derivative instruments used by the Portfolios.

   1.   Futures Contracts:   The Portfolios may purchase or sell futures
contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolios. The Portfolios, however, do not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements. The Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   The average volume (based on the open positions at each fiscal month-end) of derivative activity for the year ended October 31, 2017 (amounts in thousands):

                                                   FUTURES
                                                   -------
                     U.S. Large Company Portfolio. $24,879

   The following is a summary of the location of derivatives on the U.S. Large Company Portfolio's Statements of Assets and Liabilities as of October 31, 2017:

                                            LOCATION ON THE
                                        STATEMENTS OF ASSETS AND
                                              LIABILITIES
                                        ------------------------
              DERIVATIVE TYPE              ASSET DERIVATIVES
              ---------------           ------------------------
              Equity contracts          Receivables: Futures
                                          Margin Variation

   The following is a summary of the U.S. Large Company Portfolio's derivative instrument holdings categorized by primary risk exposure as of October 31, 2017 (amounts in thousands):

                                           ASSET DERIVATIVES VALUE
           -                             ---------------------------
                                           TOTAL VALUE
                                                AT          EQUITY
                                         OCTOBER 31, 2017 CONTRACTS*
                                         ---------------- ----------
           U.S. Large Company Portfolio.       $83           $83

* Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Statements of Assets and Liabilities.

   The following is a summary of the location of realized and change in unrealized gains and losses on the Portfolios' Statements of Operations for the Portfolios' derivative instrument holdings for the year ended October 31, 2017:

                                    LOCATION OF GAIN (LOSS)
                                    ON DERIVATIVES
                  DERIVATIVE TYPE   RECOGNIZED IN INCOME
                  ---------------   -----------------------
                  Equity contracts  Net Realized Gain (Loss)
                                      on: Futures
                                    Change in Unrealized
                                      Appreciation
                                      (Depreciation) of:
                                      Futures

   The following is a summary of the realized and change in unrealized gains and losses from the Portfolios' direct investment in derivative instrument holdings categorized by primary risk exposure through the year ended
October 31, 2017 (amounts in thousands):

                                                REALIZED GAIN (LOSS) ON
                                                    DERIVATIVES
                                                -------------------
                                                               EQUITY
                                                 TOTAL        CONTRACTS
                                                 -------      ---------
             DFA International Value Portfolio. $12,673        $12,673(1)
             U.S. Large Company Portfolio......   4,571          4,571

                                                CHANGE IN UNREALIZED
                                                APPRECIATION (DEPRECIATION)
                                                  ON DERIVATIVES
                                                -------------------
                                                               EQUITY
                                                 TOTAL        CONTRACTS
                                                 -------      ---------
             DFA International Value Portfolio. $ 2,759        $ 2,759(1)
             U.S. Large Company Portfolio......     181            181

(1)The amount listed reflects allocated derivatives activity from the Master
   Fund.

I. LINE OF CREDIT AND INTERFUND LENDING PROGRAM:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective March 29, 2017, with its domestic custodian bank. A line of credit with similar terms was in effect through March 29, 2017. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 28, 2018.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 6, 2017. A line of credit with similar terms was in effect through January 6, 2017. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 5, 2018.

   For the year ended October 31, 2017, borrowings by the Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                WEIGHTED      WEIGHTED    NUMBER OF   INTEREST MAXIMUM AMOUNT
                                 AVERAGE      AVERAGE        DAYS     EXPENSE  BORROWED DURING
                              INTEREST RATE LOAN BALANCE OUTSTANDING* INCURRED   THE PERIOD
                              ------------- ------------ ------------ -------- ---------------
U.S. Large Company Portfolio.     1.74%       $18,062         36        $32        $73,831

* Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2017, that the Portfolio's available line of credit was utilized.

   There were no outstanding borrowings by the Portfolios under the lines of credit as of October 31, 2017.

   Pursuant to an exemptive order issued by the SEC (the "Order"), the U.S. Large Company Portfolio may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice.

   The U.S. Large Company Portfolio did not utilize the interfund lending program during the year ended October 31, 2017.

J. SECURITIES LENDING:

   As of October 31, 2017, the U.S. Large Company Portfolio had securities on loan to brokers/dealers, for which the Portfolio received cash collateral. The non-cash collateral includes short and/or long term U.S. Treasuries and U.S. Government Agency Securities with a market value of $232,181 (amount in thousands). The Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and
(iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio's collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to its stated investment policies, the Portfolio will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses, and other payments to and from borrowers of securities. The Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, the Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

   The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of October 31, 2017:

                                     REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                                  AS OF OCTOBER 31, 2017
                                 ---------------------------------------------------------
                                 OVERNIGHT AND            BETWEEN
                                  CONTINUOUS   <30 DAYS 30 & 90 DAYS >90 DAYS    TOTAL
                                 ------------- -------- ------------ -------- ------------
SECURITIES LENDING TRANSACTIONS
U.S. LARGE COMPANY PORTFOLIO
 Common Stocks.................. $185,593,492     --         --         --    $185,593,492

K. SHAREHOLDER SERVICING FEES:

   The Class R2 Shares pay a shareholder servicing fee in an amount up to 0.25% of their annual average net assets to compensate service agents that provide shareholder servicing, record keeping, account maintenance and other services to investors in the DFA International Value Portfolio's Class R2 Shares.

L. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

M. RECENTLY ISSUED ACCOUNTING STANDARDS:

   In October 2016, the U.S. Securities and Exchange Commission ("SEC") adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X require standardized, enhanced disclosure about derivatives in investment company financial statements, and also change the rules governing the form and content of such financial statements. The amendments to Regulation S-X took effect on August 1, 2017, and the financial statements have been modified accordingly, as applicable.

N. OTHER:

   At October 31, 2017, the following number of shareholders held the following approximate percentages of the Portfolios' outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                                   APPROXIMATE
                                                                  PERCENTAGE OF
                                                      NUMBER OF    OUTSTANDING
                                                     SHAREHOLDERS    SHARES
                                                     ------------ -------------
DFA International Value Portfolio-Class R2 Shares...      4            98%
DFA International Value Portfolio-Institutional
  Class Shares......................................      4            74%
U.S. Large Company Portfolio........................      4            76%

O. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Portfolios through the date that the financial statements were issued and has determined that there are no other subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of Dimensional Investment Group Inc. and Shareholders of the Portfolios, as defined

In our opinion, the accompanying statements of assets and liabilities, including the schedule of investments/summary schedule of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of DFA International Value Portfolio and U.S. Large Company Portfolio (two of the portfolios constituting Dimensional Investment Group Inc., hereafter referred to as the "Portfolios") as of October 31, 2017, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of October 31, 2017 by correspondence with the custodian, broker and the transfer agents of the investee funds, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 21, 2017

                       THE DFA INVESTMENT TRUST COMPANY

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
THE U.S. LARGE CAP VALUE SERIES VS.
RUSSELL 1000 VALUE INDEX
OCTOBER 31, 2007-OCTOBER 31, 2017

                                    [CHART]


                  The U.S. Large Cap       Russell 1000 Value
                     Value Series                Index
                 --------------------      ------------------
 10/31/2007            $10,000                  $10,000
 11/30/2007              9,441                    9,511
 12/31/2007              9,410                    9,419
  1/31/2008              9,050                    9,042
  2/29/2008              8,773                    8,663
  3/31/2008              8,691                    8,598
  4/30/2008              9,239                    9,017
  5/31/2008              9,460                    9,003
  6/30/2008              8,423                    8,141
  7/31/2008              8,332                    8,112
  8/31/2008              8,493                    8,250
  9/30/2008              7,730                    7,644
 10/31/2008              5,992                    6,320
 11/30/2008              5,405                    5,867
 12/31/2008              5,580                    5,949
  1/31/2009              4,918                    5,265
  2/28/2009              4,229                    4,561
  3/31/2009              4,647                    4,951
  4/30/2009              5,398                    5,482
  5/31/2009              5,812                    5,821
  6/30/2009              5,741                    5,778
  7/31/2009              6,287                    6,251
  8/31/2009              6,714                    6,578
  9/30/2009              7,008                    6,832
 10/31/2009              6,705                    6,623
 11/30/2009              7,083                    6,996
 12/31/2009              7,279                    7,120
  1/31/2010              7,110                    6,920
  2/28/2010              7,417                    7,138
  3/31/2010              7,995                    7,603
  4/30/2010              8,248                    7,800
  5/31/2010              7,541                    7,158
  6/30/2010              6,972                    6,755
  7/31/2010              7,519                    7,213
  8/31/2010              7,066                    6,904
  9/30/2010              7,755                    7,440
 10/31/2010              8,044                    7,663
 11/30/2010              7,982                    7,622
 12/31/2010              8,760                    8,224
  1/31/2011              9,040                    8,410
  2/28/2011              9,529                    8,720
  3/31/2011              9,574                    8,755
  4/30/2011              9,818                    8,988
  5/31/2011              9,676                    8,893
  6/30/2011              9,507                    8,711
  7/31/2011              9,071                    8,422
  8/31/2011              8,306                    7,896
  9/30/2011              7,466                    7,299
 10/31/2011              8,502                    8,135
 11/30/2011              8,431                    8,093
 12/31/2011              8,497                    8,256
  1/31/2012              8,920                    8,568
  2/29/2012              9,436                    8,910
  3/31/2012              9,609                    9,174
  4/30/2012              9,413                    9,081
  5/31/2012              8,746                    8,548
  6/30/2012              9,218                    8,972
  7/31/2012              9,307                    9,065
  8/31/2012              9,676                    9,262
  9/30/2012             10,032                    9,556
 10/31/2012             10,058                    9,509
 11/30/2012             10,080                    9,505
 12/31/2012             10,387                    9,702
  1/31/2013             11,112                   10,332
  2/28/2013             11,254                   10,480
  3/31/2013             11,792                   10,896
  4/30/2013             11,917                   11,060
  5/31/2013             12,406                   11,344
  6/30/2013             12,268                   11,244
  7/31/2013             13,002                   11,851
  8/31/2013             12,619                   11,402
  9/30/2013             12,988                   11,687
 10/31/2013             13,647                   12,199
 11/30/2013             14,220                   12,540
 12/31/2013             14,598                   12,857
  1/31/2014             14,020                   12,401
  2/28/2014             14,496                   12,937
  3/31/2014             14,838                   13,246
  4/30/2014             14,936                   13,372
  5/31/2014             15,265                   13,567
  6/30/2014             15,679                   13,922
  7/31/2014             15,568                   13,685
  8/31/2014             16,061                   14,187
  9/30/2014             15,665                   13,895
 10/31/2014             15,785                   14,207
 11/30/2014             15,972                   14,498
 12/31/2014             16,092                   14,587
  1/31/2015             15,296                   14,004
  2/28/2015             16,377                   14,681
  3/31/2015             16,066                   14,482
  4/30/2015             16,390                   14,617
  5/31/2015             16,572                   14,793
  6/30/2015             16,306                   14,497
  7/31/2015             16,266                   14,561
  8/31/2015             15,278                   13,694
  9/30/2015             14,789                   13,280
 10/31/2015             15,994                   14,282
 11/30/2015             16,057                   14,337
 12/31/2015             15,554                   14,029
  1/31/2016             14,496                   13,304
  2/29/2016             14,523                   13,300
  3/31/2016             15,581                   14,258
  4/30/2016             16,003                   14,558
  5/31/2016             16,221                   14,784
  6/30/2016             16,203                   14,912
  7/31/2016             16,764                   15,345
  8/31/2016             16,964                   15,463
  9/30/2016             17,044                   15,431
 10/31/2016             16,755                   15,192
 11/30/2016             18,071                   16,060
 12/31/2016             18,525                   16,461
  1/31/2017             18,791                   16,578
  2/28/2017             19,365                   17,174
  3/31/2017             19,183                   16,999
  4/30/2017             19,316                   16,967
  5/31/2017             19,294                   16,951
  6/30/2017             19,618                   17,228
  7/31/2017             19,952                   17,457          Past performance is not predictive of
  8/31/2017             19,765                   17,253          future performance.
  9/30/2017             20,530                   17,764          The returns shown do not reflect the
 10/31/2017             20,828                   17,893          deduction of taxes that a shareholder
                                                                 would pay on fund distributions or the
        AVERAGE ANNUAL       ONE       FIVE        TEN           redemption of fund shares.
        TOTAL RETURN         YEAR      YEARS      YEARS          Russell data copyright (C) Russell
        ----------------------------------------------------     Investment Group 1995-2017, all rights
                            24.31%     15.67%     7.61%          reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE DFA INTERNATIONAL VALUE SERIES VS.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
OCTOBER 31, 2007-OCTOBER 31, 2017

                                [CHART]


                         The DFA International          MSCI World ex
                              Value Series        USA Index (net dividends)
                         ---------------------    -------------------------
 10/31/2007                     $10,000                    $10,000
 11/30/2007                       9,394                      9,609
 12/31/2007                       9,192                      9,428
  1/31/2008                       8,447                      8,578
  2/29/2008                       8,340                      8,734
  3/31/2008                       8,440                      8,609
  4/30/2008                       8,817                      9,088
  5/31/2008                       8,821                      9,225
  6/30/2008                       7,949                      8,508
  7/31/2008                       7,724                      8,205
  8/31/2008                       7,401                      7,888
  9/30/2008                       6,536                      6,749
 10/31/2008                       4,897                      5,345
 11/30/2008                       4,597                      5,055
 12/31/2008                       4,945                      5,322
  1/31/2009                       4,262                      4,825
  2/28/2009                       3,738                      4,337
  3/31/2009                       4,146                      4,623
  4/30/2009                       4,910                      5,219
  5/31/2009                       5,640                      5,879
  6/30/2009                       5,554                      5,818
  7/31/2009                       6,215                      6,364
  8/31/2009                       6,571                      6,669
  9/30/2009                       6,906                      6,944
 10/31/2009                       6,631                      6,833
 11/30/2009                       6,829                      7,002
 12/31/2009                       6,906                      7,113
  1/31/2010                       6,507                      6,780
  2/28/2010                       6,533                      6,773
  3/31/2010                       7,048                      7,209
  4/30/2010                       6,927                      7,102
  5/31/2010                       6,116                      6,318
  6/30/2010                       6,009                      6,227
  7/31/2010                       6,760                      6,802
  8/31/2010                       6,430                      6,599
  9/30/2010                       7,121                      7,232
 10/31/2010                       7,370                      7,489
 11/30/2010                       7,000                      7,172
 12/31/2010                       7,653                      7,750
  1/31/2011                       7,979                      7,917
  2/28/2011                       8,245                      8,210
  3/31/2011                       8,018                      8,046
  4/30/2011                       8,447                      8,484
  5/31/2011                       8,142                      8,232
  6/30/2011                       8,031                      8,115
  7/31/2011                       7,773                      7,981
  8/31/2011                       6,940                      7,307
  9/30/2011                       6,181                      6,573
 10/31/2011                       6,777                      7,212
 11/30/2011                       6,554                      6,879
 12/31/2011                       6,378                      6,804
  1/31/2012                       6,807                      7,171
  2/29/2012                       7,164                      7,565
  3/31/2012                       7,103                      7,509
  4/30/2012                       6,850                      7,382
  5/31/2012                       6,005                      6,540
  6/30/2012                       6,430                      6,969
  7/31/2012                       6,404                      7,056
  8/31/2012                       6,670                      7,257
  9/30/2012                       6,906                      7,477
 10/31/2012                       6,992                      7,530
 11/30/2012                       7,103                      7,688
 12/31/2012                       7,451                      7,920
  1/31/2013                       7,803                      8,310
  2/28/2013                       7,567                      8,227
  3/31/2013                       7,593                      8,292
  4/30/2013                       7,966                      8,670
  5/31/2013                       7,872                      8,476
  6/30/2013                       7,593                      8,158
  7/31/2013                       8,112                      8,592
  8/31/2013                       8,056                      8,482
  9/30/2013                       8,662                      9,081
 10/31/2013                       8,962                      9,386
 11/30/2013                       8,996                      9,443
 12/31/2013                       9,194                      9,586
  1/31/2014                       8,859                      9,199
  2/28/2014                       9,365                      9,701
  3/31/2014                       9,297                      9,657
  4/30/2014                       9,456                      9,809
  5/31/2014                       9,563                      9,961
  6/30/2014                       9,679                     10,103
  7/31/2014                       9,464                      9,923
  8/31/2014                       9,468                      9,931
  9/30/2014                       9,052                      9,523
 10/31/2014                       8,898                      9,371
 11/30/2014                       8,902                      9,487
 12/31/2014                       8,571                      9,171
  1/31/2015                       8,516                      9,139
  2/28/2015                       9,125                      9,685
  3/31/2015                       8,932                      9,523
  4/30/2015                       9,421                      9,935
  5/31/2015                       9,426                      9,849
  6/30/2015                       9,155                      9,569
  7/31/2015                       9,065                      9,721
  8/31/2015                       8,391                      9,013
  9/30/2015                       7,820                      8,558
 10/31/2015                       8,421                      9,201
 11/30/2015                       8,310                      9,055
 12/31/2015                       8,043                      8,893
  1/31/2016                       7,417                      8,280
  2/29/2016                       7,181                      8,165
  3/31/2016                       7,726                      8,719
  4/30/2016                       8,099                      8,999
  5/31/2016                       7,949                      8,898
  6/30/2016                       7,661                      8,627
  7/31/2016                       8,001                      9,052
  8/31/2016                       8,215                      9,060
  9/30/2016                       8,305                      9,170
 10/31/2016                       8,413                      8,992
 11/30/2016                       8,451                      8,848
 12/31/2016                       8,734                      9,137
  1/31/2017                       9,108                      9,409
  2/28/2017                       9,048                      9,517
  3/31/2017                       9,250                      9,759
  4/30/2017                       9,383                      9,967
  5/31/2017                       9,546                     10,299
  6/30/2017                       9,649                     10,308
  7/31/2017                      10,104                     10,615
  8/31/2017                      10,095                     10,613             Past performance is not predictive of
  9/30/2017                      10,456                     10,888             future performance.
 10/31/2017                      10,644                     11,037             The returns shown do not reflect the
                                                                               deduction of taxes that a shareholder
           AVERAGE ANNUAL          ONE         FIVE         TEN                would pay on fund distributions or the
           TOTAL RETURN            YEAR        YEARS       YEARS               redemption of fund shares.
           ------------------------------------------------------------        MSCI data copyright MSCI 2017, all
                                  26.53%       8.77%       0.63%               rights reserved.

--------------------------------------------------------------------------------

                       THE DFA INVESTMENT TRUST COMPANY

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
THE JAPANESE SMALL COMPANY SERIES VS.
MSCI JAPAN SMALL CAP INDEX (NET DIVIDENDS)
OCTOBER 31, 2007-OCTOBER 31, 2017

                                    [CHART]


                  The Japanese Small Company   MSCI Japan Small Cap Index
                            Series                  (net dividends)
                   -------------------------   --------------------------
10/31/2007                  $10,000                      $10,000
11/30/2007                    9,770                        9,580
12/31/2007                    9,163                        9,006
 1/31/2008                    8,902                        8,564
 2/29/2008                    8,839                        8,658
 3/31/2008                    9,017                        8,661
 4/30/2008                    9,079                        8,768
 5/31/2008                    9,414                        9,039
 6/30/2008                    8,975                        8,484
 7/31/2008                    8,724                        8,206
 8/31/2008                    8,243                        7,843
 9/30/2008                    7,709                        7,077
10/31/2008                    7,144                        6,330
11/30/2008                    7,333                        6,589
12/31/2008                    8,086                        7,102
 1/31/2009                    7,531                        6,730
 2/28/2009                    6,559                        5,845
 3/31/2009                    6,851                        6,051
 4/30/2009                    7,134                        6,361
 5/31/2009                    8,013                        7,139
 6/30/2009                    8,546                        7,593
 7/31/2009                    8,724                        7,784
 8/31/2009                    9,184                        8,220
 9/30/2009                    9,090                        8,187
10/31/2009                    8,766                        7,888
11/30/2009                    8,410                        7,606
12/31/2009                    8,379                        7,464
 1/31/2010                    8,494                        7,625
 2/28/2010                    8,661                        7,770
 3/31/2010                    9,100                        8,123
 4/30/2010                    9,372                        8,343
 5/31/2010                    8,588                        7,764
 6/30/2010                    8,724                        7,799
 7/31/2010                    8,881                        7,893
 8/31/2010                    8,640                        7,726
 9/30/2010                    9,017                        8,042
10/31/2010                    8,828                        7,976
11/30/2010                    9,048                        8,131
12/31/2010                    9,885                        8,952
 1/31/2011                   10,115                        9,058
 2/28/2011                   10,586                        9,423
 3/31/2011                    9,927                        8,841
 4/30/2011                    9,874                        8,849
 5/31/2011                    9,707                        8,718
 6/30/2011                   10,199                        9,042
 7/31/2011                   10,575                        9,418
 8/31/2011                   10,293                        9,033
 9/30/2011                   10,241                        9,041
10/31/2011                    9,718                        8,708
11/30/2011                    9,874                        8,472
12/31/2011                    9,822                        8,604
 1/31/2012                   10,450                        8,957
 2/29/2012                   10,460                        9,054
 3/31/2012                   10,764                        9,296
 4/30/2012                   10,544                        9,161
 5/31/2012                    9,665                        8,401
 6/30/2012                   10,178                        8,759
 7/31/2012                    9,833                        8,622
 8/31/2012                    9,843                        8,573
 9/30/2012                    9,979                        8,810
10/31/2012                    9,770                        8,619
11/30/2012                    9,916                        8,679
12/31/2012                   10,282                        8,949
 1/31/2013                   10,607                        9,284
 2/28/2013                   10,868                        9,599
 3/31/2013                   11,705                       10,374
 4/30/2013                   12,322                       11,056
 5/31/2013                   11,318                       10,180
 6/30/2013                   11,423                       10,152
 7/31/2013                   11,695                       10,318
 8/31/2013                   11,433                       10,178
 9/30/2013                   12,730                       11,337
10/31/2013                   12,762                       11,291
11/30/2013                   12,667                       11,216
12/31/2013                   12,762                       11,306
 1/31/2014                   12,636                       11,273
 2/28/2014                   12,584                       11,023
 3/31/2014                   12,646                       11,051
 4/30/2014                   12,458                       10,846
 5/31/2014                   12,782                       11,202
 6/30/2014                   13,692                       11,995
 7/31/2014                   13,609                       12,059
 8/31/2014                   13,734                       11,973
 9/30/2014                   13,316                       11,573
10/31/2014                   13,075                       11,263
11/30/2014                   12,584                       11,136
12/31/2014                   12,699                       11,253
 1/31/2015                   13,013                       11,630
 2/28/2015                   13,546                       12,049
 3/31/2015                   13,724                       12,282
 4/30/2015                   14,059                       12,512
 5/31/2015                   14,205                       12,660
 6/30/2015                   14,498                       12,844
 7/31/2015                   14,414                       12,795
 8/31/2015                   13,975                       12,357
 9/30/2015                   13,546                       11,913
10/31/2015                   14,257                       12,708
11/30/2015                   14,582                       12,870
12/31/2015                   14,529                       12,977
 1/31/2016                   13,808                       12,151
 2/29/2016                   13,326                       12,025
 3/31/2016                   14,195                       12,775
 4/30/2016                   14,372                       13,331
 5/31/2016                   14,738                       13,335
 6/30/2016                   14,676                       13,255
 7/31/2016                   15,471                       13,966
 8/31/2016                   15,105                       13,472
 9/30/2016                   16,025                       14,198
10/31/2016                   16,328                       14,387
11/30/2016                   15,805                       13,711
12/31/2016                   15,931                       13,959
 1/31/2017                   16,632                       14,486
 2/28/2017                   17,197                       14,931
 3/31/2017                   17,291                       14,904
 4/30/2017                   17,490                       15,159
 5/31/2017                   18,149                       15,716
 6/30/2017                   18,556                       15,864
 7/31/2017                   19,153                       16,287
 8/31/2017                   19,571                       16,590             Past performance is not predictive of
 9/30/2017                   20,010                       16,853             future performance.
10/31/2017                   20,753                       17,430             The returns shown do not reflect the
                                                                             deduction of taxes that a shareholder
          AVERAGE ANNUAL         ONE         FIVE          TEN               would pay on fund distributions or the
          TOTAL RETURN           YEAR        YEARS        YEARS              redemption of fund shares.
          ------------------------------------------------------------       MSCI data copyright MSCI 2017, all
                                27.10%       16.26%       7.57%              rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE ASIA PACIFIC SMALL COMPANY SERIES VS.
MSCI PACIFIC EX JAPAN SMALL CAP INDEX (NET DIVIDENDS)
OCTOBER 31, 2007-OCTOBER 31, 2017

                                    [CHART]

                  The Asia Pacific            MSCI Pacific ex Japan
                Small Company Series     Small Cap Index (net dividends)
                --------------------     -------------------------------
10/31/2007             $10,000                      $10,000
11/30/2007               9,341                        9,197
12/31/2007               9,183                        9,070
 1/31/2008               8,261                        7,855
 2/29/2008               8,516                        8,321
 3/31/2008               8,103                        7,796
 4/30/2008               8,671                        8,318
 5/31/2008               9,050                        8,408
 6/30/2008               8,161                        7,467
 7/31/2008               7,682                        7,124
 8/31/2008               7,145                        6,545
 9/30/2008               5,918                        5,267
10/31/2008               3,952                        3,407
11/30/2008               3,572                        3,035
12/31/2008               3,963                        3,388
 1/31/2009               3,475                        3,015
 2/28/2009               3,284                        2,827
 3/31/2009               3,794                        3,233
 4/30/2009               4,362                        3,811
 5/31/2009               5,489                        4,725
 6/30/2009               5,533                        4,858
 7/31/2009               6,333                        5,560
 8/31/2009               6,621                        5,846
 9/30/2009               7,139                        6,335
10/31/2009               7,300                        6,487
11/30/2009               7,641                        6,674
12/31/2009               7,843                        6,940
 1/31/2010               7,419                        6,496
 2/28/2010               7,552                        6,578
 3/31/2010               8,175                        7,120
 4/30/2010               8,289                        7,319
 5/31/2010               7,142                        6,214
 6/30/2010               7,056                        6,179
 7/31/2010               7,840                        6,807
 8/31/2010               7,832                        6,792
 9/30/2010               9,020                        7,812
10/31/2010               9,410                        8,159
11/30/2010               9,286                        8,050
12/31/2010              10,197                        8,862
 1/31/2011               9,981                        8,604
 2/28/2011              10,044                        8,651
 3/31/2011              10,258                        8,917
 4/30/2011              10,695                        9,278
 5/31/2011              10,379                        9,065
 6/30/2011              10,030                        8,743
 7/31/2011              10,197                        8,872
 8/31/2011               9,488                        8,255
 9/30/2011               7,718                        6,754
10/31/2011               8,926                        7,860
11/30/2011               8,687                        7,324
12/31/2011               8,181                        7,090
 1/31/2012               9,028                        7,826
 2/29/2012               9,709                        8,434
 3/31/2012               9,571                        8,170
 4/30/2012               9,532                        8,214
 5/31/2012               8,344                        7,148
 6/30/2012               8,521                        7,248
 7/31/2012               8,649                        7,486
 8/31/2012               8,939                        7,606
 9/30/2012               9,382                        8,011
10/31/2012               9,593                        8,176
11/30/2012               9,731                        8,257
12/31/2012              10,188                        8,464
 1/31/2013              10,701                        8,912
 2/28/2013              10,748                        9,018
 3/31/2013              10,795                        9,041
 4/30/2013              10,618                        8,969
 5/31/2013               9,831                        8,309
 6/30/2013               9,136                        7,598
 7/31/2013               9,587                        7,902
 8/31/2013               9,665                        7,971
 9/30/2013              10,343                        8,584
10/31/2013              10,645                        8,734
11/30/2013              10,271                        8,365
12/31/2013              10,399                        8,405
 1/31/2014               9,909                        8,016
 2/28/2014              10,482                        8,447
 3/31/2014              10,637                        8,603
 4/30/2014              10,665                        8,659
 5/31/2014              10,676                        8,730
 6/30/2014              10,759                        8,777
 7/31/2014              10,986                        8,968
 8/31/2014              11,158                        9,037
 9/30/2014              10,130                        8,207
10/31/2014              10,277                        8,304
11/30/2014               9,873                        8,041
12/31/2014               9,587                        7,839
 1/31/2015               9,360                        7,685
 2/28/2015               9,817                        8,058
 3/31/2015               9,682                        7,912
 4/30/2015              10,465                        8,366
 5/31/2015              10,582                        8,325
 6/30/2015               9,837                        7,726
 7/31/2015               9,358                        7,377
 8/31/2015               8,560                        6,690
 9/30/2015               8,438                        6,551
10/31/2015               9,061                        7,086
11/30/2015               9,034                        7,027
12/31/2015               9,286                        7,146
 1/31/2016               8,613                        6,525
 2/29/2016               8,743                        6,685
 3/31/2016               9,787                        7,457
 4/30/2016               9,920                        7,590
 5/31/2016               9,812                        7,464
 6/30/2016               9,975                        7,515
 7/31/2016              10,665                        8,070
 8/31/2016              10,590                        8,010
 9/30/2016              10,906                        8,178
10/31/2016              10,573                        7,834
11/30/2016              10,368                        7,708
12/31/2016              10,258                        7,681
 1/31/2017              10,723                        7,929
 2/28/2017              11,027                        8,155
 3/31/2017              11,216                        8,275
 4/30/2017              11,108                        8,242
 5/31/2017              11,097                        8,293
 6/30/2017              11,512                        8,549
 7/31/2017              11,880                        8,759
 8/31/2017              12,008                        8,859                 Past performance is not predictive of
 9/30/2017              12,013                        8,913                 future performance.
10/31/2017              12,287                        9,146                 The returns shown do not reflect the
                                                                            deduction of taxes that a shareholder
          AVERAGE ANNUAL         ONE         FIVE         TEN               would pay on fund distributions or the
          TOTAL RETURN           YEAR        YEARS       YEARS              redemption of fund shares.
          -----------------------------------------------------------       MSCI data copyright MSCI 2017, all
                                16.21%       5.08%       2.08%              rights reserved.

--------------------------------------------------------------------------------

                       THE DFA INVESTMENT TRUST COMPANY

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
THE UNITED KINGDOM SMALL COMPANY SERIES VS.
MSCI UK SMALL CAP INDEX (NET DIVIDENDS)
OCTOBER 31, 2007-OCTOBER 31, 2017

                                     [CHART]


                    The United Kingdom       MSCI UK Small Cap
                   Small Company Series    Index (net dividends)
                   --------------------    ---------------------
10/31/2007               $10,000                  $10,000
11/30/2007                 8,844                    8,843
12/31/2007                 8,377                    8,399
 1/31/2008                 7,814                    7,723
 2/29/2008                 7,929                    7,985
 3/31/2008                 7,899                    7,884
 4/30/2008                 8,032                    8,031
 5/31/2008                 8,055                    8,069
 6/30/2008                 7,414                    7,517
 7/31/2008                 7,154                    7,217
 8/31/2008                 7,039                    7,029
 9/30/2008                 5,952                    5,736
10/31/2008                 4,354                    4,145
11/30/2008                 4,046                    3,760
12/31/2008                 3,956                    3,665
 1/31/2009                 3,860                    3,645
 2/28/2009                 3,701                    3,524
 3/31/2009                 3,862                    3,728
 4/30/2009                 4,671                    4,585
 5/31/2009                 5,149                    5,069
 6/30/2009                 5,175                    5,105
 7/31/2009                 5,623                    5,574
 8/31/2009                 6,062                    6,112
 9/30/2009                 6,239                    6,253
10/31/2009                 6,248                    6,262
11/30/2009                 6,230                    6,197
12/31/2009                 6,361                    6,350
 1/31/2010                 6,299                    6,320
 2/28/2010                 6,083                    6,037
 3/31/2010                 6,593                    6,569
 4/30/2010                 6,837                    6,832
 5/31/2010                 6,064                    6,010
 6/30/2010                 6,179                    6,036
 7/31/2010                 7,014                    6,762
 8/31/2010                 6,756                    6,579
 9/30/2010                 7,478                    7,304
10/31/2010                 7,869                    7,615
11/30/2010                 7,483                    7,298
12/31/2010                 8,248                    8,061
 1/31/2011                 8,368                    8,139
 2/28/2011                 8,621                    8,354
 3/31/2011                 8,462                    8,210
 4/30/2011                 9,211                    8,962
 5/31/2011                 9,156                    8,849
 6/30/2011                 8,864                    8,551
 7/31/2011                 8,807                    8,527
 8/31/2011                 7,929                    7,657
 9/30/2011                 7,129                    6,850
10/31/2011                 7,885                    7,598
11/30/2011                 7,646                    7,303
12/31/2011                 7,409                    7,060
 1/31/2012                 8,064                    7,776
 2/29/2012                 8,722                    8,498
 3/31/2012                 8,913                    8,526
 4/30/2012                 9,067                    8,671
 5/31/2012                 8,046                    7,597
 6/30/2012                 8,441                    7,959
 7/31/2012                 8,584                    8,103
 8/31/2012                 9,055                    8,532
 9/30/2012                 9,522                    8,988
10/31/2012                 9,731                    9,174
11/30/2012                 9,793                    9,177
12/31/2012                10,333                    9,599
 1/31/2013                10,517                    9,852
 2/28/2013                10,614                    9,907
 3/31/2013                10,931                   10,174
 4/30/2013                11,209                   10,428
 5/31/2013                11,315                   10,569
 6/30/2013                11,067                   10,188
 7/31/2013                12,005                   11,037
 8/31/2013                12,092                   11,188
 9/30/2013                12,910                   12,028
10/31/2013                13,372                   12,451
11/30/2013                13,678                   12,744
12/31/2013                14,434                   13,360
 1/31/2014                14,094                   13,076
 2/28/2014                15,361                   14,344
 3/31/2014                14,890                   13,827
 4/30/2014                14,646                   13,496
 5/31/2014                14,634                   13,522
 6/30/2014                14,623                   13,490
 7/31/2014                14,170                   13,109
 8/31/2014                14,386                   13,247
 9/30/2014                13,566                   12,469
10/31/2014                13,536                   12,390
11/30/2014                13,432                   12,394
12/31/2014                13,651                   12,598
 1/31/2015                13,345                   12,255
 2/28/2015                14,600                   13,465
 3/31/2015                13,844                   12,845
 4/30/2015                14,717                   13,669
 5/31/2015                15,460                   14,296
 6/30/2015                15,421                   14,314
 7/31/2015                15,453                   14,416
 8/31/2015                14,805                   13,849
 9/30/2015                14,359                   13,338
10/31/2015                14,883                   13,929
11/30/2015                14,860                   13,816
12/31/2015                14,703                   13,669
 1/31/2016                13,540                   12,342
 2/29/2016                13,299                   12,213
 3/31/2016                14,097                   13,074
 4/30/2016                14,170                   13,249
 5/31/2016                14,400                   13,631
 6/30/2016                12,586                   11,693
 7/31/2016                13,267                   12,366
 8/31/2016                13,552                   12,573
 9/30/2016                13,570                   12,680
10/31/2016                12,529                   11,716
11/30/2016                12,830                   11,978
12/31/2016                13,078                   12,240
 1/31/2017                13,497                   12,519
 2/28/2017                13,703                   12,812
 3/31/2017                14,057                   13,017
 4/30/2017                15,124                   14,061
 5/31/2017                15,290                   14,345
 6/30/2017                14,989                   14,021
 7/31/2017                15,579                   14,633
 8/31/2017                15,299                   14,469           Past performance is not predictive of
 9/30/2017                16,099                   15,202           future performance.
10/31/2017                16,271                   15,480           The returns shown do not reflect the
                                                                    deduction of taxes that a shareholder
         AVERAGE ANNUAL        ONE       FIVE        TEN            would pay on fund distributions or the
         TOTAL RETURN          YEAR      YEARS      YEARS           redemption of fund shares.
         -----------------------------------------------------      MSCI data copyright MSCI 2017, all
                              29.87%     10.83%     4.99%           rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE CONTINENTAL SMALL COMPANY SERIES VS.
MSCI EUROPE EX UK SMALL CAP INDEX (NET DIVIDENDS)
OCTOBER 31, 2007-OCTOBER 31, 2017

                                    [CHART]


                 The Continental Small         MSCI Europe ex UK Small
                    Company Series            Cap Index (net dividends)
                 ---------------------        -------------------------
 10/31/2007             $10,000                        $10,000
 11/30/2007               9,262                          9,285
 12/31/2007               9,085                          9,096
  1/31/2008               8,220                          8,001
  2/29/2008               8,574                          8,485
  3/31/2008               8,846                          8,658
  4/30/2008               8,953                          8,806
  5/31/2008               9,126                          8,943
  6/30/2008               8,357                          8,116
  7/31/2008               7,915                          7,655
  8/31/2008               7,699                          7,446
  9/30/2008               6,360                          5,905
 10/31/2008               4,662                          4,243
 11/30/2008               4,299                          3,891
 12/31/2008               4,748                          4,251
  1/31/2009               4,209                          3,869
  2/28/2009               3,846                          3,529
  3/31/2009               4,125                          3,802
  4/30/2009               4,800                          4,593
  5/31/2009               5,495                          5,278
  6/30/2009               5,428                          5,211
  7/31/2009               5,860                          5,679
  8/31/2009               6,352                          6,261
  9/30/2009               6,896                          6,861
 10/31/2009               6,703                          6,674
 11/30/2009               6,907                          6,811
 12/31/2009               6,886                          6,842
  1/31/2010               6,772                          6,751
  2/28/2010               6,629                          6,559
  3/31/2010               7,122                          7,091
  4/30/2010               7,055                          7,046
  5/31/2010               6,053                          5,956
  6/30/2010               6,015                          5,867
  7/31/2010               6,735                          6,570
  8/31/2010               6,427                          6,258
  9/30/2010               7,311                          7,223
 10/31/2010               7,734                          7,687
 11/30/2010               7,134                          7,104
 12/31/2010               8,059                          8,099
  1/31/2011               8,289                          8,282
  2/28/2011               8,432                          8,422
  3/31/2011               8,717                          8,707
  4/30/2011               9,306                          9,315
  5/31/2011               8,993                          8,960
  6/30/2011               8,703                          8,670
  7/31/2011               8,212                          8,144
  8/31/2011               7,369                          7,293
  9/30/2011               6,260                          6,198
 10/31/2011               6,902                          6,877
 11/30/2011               6,447                          6,339
 12/31/2011               6,194                          6,124
  1/31/2012               6,784                          6,731
  2/29/2012               7,219                          7,248
  3/31/2012               7,233                          7,189
  4/30/2012               7,065                          7,069
  5/31/2012               6,100                          6,100
  6/30/2012               6,368                          6,400
  7/31/2012               6,304                          6,378
  8/31/2012               6,592                          6,656
  9/30/2012               6,940                          7,014
 10/31/2012               7,060                          7,135
 11/30/2012               7,155                          7,244
 12/31/2012               7,588                          7,635
  1/31/2013               8,163                          8,256
  2/28/2013               8,082                          8,231
  3/31/2013               7,901                          8,020
  4/30/2013               8,227                          8,331
  5/31/2013               8,380                          8,520
  6/30/2013               8,104                          8,141
  7/31/2013               8,810                          8,881
  8/31/2013               8,822                          8,865
  9/30/2013               9,594                          9,623
 10/31/2013              10,143                         10,202
 11/30/2013              10,327                         10,384
 12/31/2013              10,618                         10,653
  1/31/2014              10,552                         10,565
  2/28/2014              11,481                         11,488
  3/31/2014              11,540                         11,498
  4/30/2014              11,653                         11,546
  5/31/2014              11,701                         11,676
  6/30/2014              11,599                         11,562
  7/31/2014              10,922                         10,880
  8/31/2014              10,792                         10,793
  9/30/2014              10,217                         10,198
 10/31/2014               9,915                          9,865
 11/30/2014              10,153                         10,154
 12/31/2014               9,831                          9,911
  1/31/2015               9,898                          9,934
  2/28/2015              10,582                         10,667
  3/31/2015              10,531                         10,560
  4/30/2015              11,094                         11,124
  5/31/2015              11,108                         11,051
  6/30/2015              10,876                         10,789
  7/31/2015              11,182                         11,190
  8/31/2015              10,764                         10,757
  9/30/2015              10,385                         10,393
 10/31/2015              10,887                         10,988
 11/30/2015              10,869                         10,959
 12/31/2015              11,007                         11,121
  1/31/2016              10,261                         10,242
  2/29/2016              10,245                         10,278
  3/31/2016              11,119                         11,199
  4/30/2016              11,349                         11,339
  5/31/2016              11,374                         11,388
  6/30/2016              10,751                         10,648
  7/31/2016              11,463                         11,339
  8/31/2016              11,612                         11,436
  9/30/2016              11,901                         11,710
 10/31/2016              11,551                         11,275
 11/30/2016              11,124                         10,816
 12/31/2016              11,701                         11,388
  1/31/2017              12,215                         11,833
  2/28/2017              12,345                         11,968
  3/31/2017              12,876                         12,465
  4/30/2017              13,675                         13,232
  5/31/2017              14,427                         13,945
  6/30/2017              14,434                         13,876
  7/31/2017              14,988                         14,505
  8/31/2017              15,025                         14,629             Past performance is not predictive of
  9/30/2017              15,532                         15,129             future performance.
 10/31/2017              15,510                         15,134             The returns shown do not reflect the
                                                                           deduction of taxes that a shareholder
          AVERAGE ANNUAL         ONE         FIVE         TEN              would pay on fund distributions or the
          TOTAL RETURN           YEAR        YEARS       YEARS             redemption of fund shares.
          ----------------------------------------------------------       MSCI data copyright MSCI 2017, all
                                34.27%       17.05%      4.49%             rights reserved.

--------------------------------------------------------------------------------

                       THE DFA INVESTMENT TRUST COMPANY

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
THE CANADIAN SMALL COMPANY SERIES VS.
MSCI CANADA SMALL CAP INDEX (NET DIVIDENDS)
OCTOBER 31, 2007-OCTOBER 31, 2017

                                     [CHART]


                           The                     MSCI Canada Small Cap
                Canadian Small Company Series      Index (net dividends)
               -------------------------------    -----------------------
 10/31/2007                 $10,000                     $10,000
 11/30/2007                   8,477                       8,410
 12/31/2007                   8,792                       8,644
  1/31/2008                   7,962                       7,865
  2/29/2008                   8,585                       8,615
  3/31/2008                   7,915                       7,936
  4/30/2008                   8,108                       8,213
  5/31/2008                   8,569                       8,640
  6/30/2008                   8,169                       8,345
  7/31/2008                   7,469                       7,606
  8/31/2008                   7,162                       7,415
  9/30/2008                   5,531                       5,841
 10/31/2008                   3,692                       3,899
 11/30/2008                   3,215                       3,548
 12/31/2008                   3,462                       3,723
  1/31/2009                   3,485                       3,761
  2/28/2009                   3,169                       3,466
  3/31/2009                   3,369                       3,664
  4/30/2009                   4,077                       4,253
  5/31/2009                   4,877                       5,152
  6/30/2009                   4,577                       4,840
  7/31/2009                   5,154                       5,443
  8/31/2009                   5,323                       5,649
  9/30/2009                   6,085                       6,347
 10/31/2009                   5,969                       6,389
 11/30/2009                   6,477                       6,925
 12/31/2009                   6,892                       7,332
  1/31/2010                   6,569                       7,027
  2/28/2010                   6,962                       7,495
  3/31/2010                   7,515                       8,134
  4/30/2010                   7,785                       8,473
  5/31/2010                   7,038                       7,726
  6/30/2010                   6,715                       7,364
  7/31/2010                   7,262                       7,963
  8/31/2010                   7,177                       7,938
  9/30/2010                   8,023                       8,807
 10/31/2010                   8,546                       9,341
 11/30/2010                   8,962                       9,734
 12/31/2010                   9,877                      10,629
  1/31/2011                   9,831                      10,504
  2/28/2011                  10,508                      11,199
  3/31/2011                  10,523                      11,202
  4/30/2011                  10,723                      11,541
  5/31/2011                  10,277                      11,077
  6/30/2011                   9,708                      10,512
  7/31/2011                   9,854                      10,790
  8/31/2011                   9,108                      10,149
  9/30/2011                   7,385                       8,291
 10/31/2011                   8,569                       9,473
 11/30/2011                   8,269                       9,226
 12/31/2011                   8,138                       9,036
  1/31/2012                   8,838                       9,776
  2/29/2012                   9,177                      10,126
  3/31/2012                   8,769                       9,591
  4/30/2012                   8,569                       9,514
  5/31/2012                   7,569                       8,405
  6/30/2012                   7,585                       8,378
  7/31/2012                   7,792                       8,668
  8/31/2012                   8,123                       9,028
  9/30/2012                   8,469                       9,485
 10/31/2012                   8,354                       9,314
 11/30/2012                   8,215                       9,106
 12/31/2012                   8,408                       9,255
  1/31/2013                   8,654                       9,444
  2/28/2013                   8,231                       8,986
  3/31/2013                   8,469                       9,199
  4/30/2013                   8,192                       8,991
  5/31/2013                   8,062                       8,770
  6/30/2013                   7,731                       8,229
  7/31/2013                   8,300                       8,862
  8/31/2013                   8,223                       8,763
  9/30/2013                   8,592                       9,101
 10/31/2013                   8,831                       9,306
 11/30/2013                   8,715                       9,079
 12/31/2013                   8,931                       9,305
  1/31/2014                   8,654                       8,991
  2/28/2014                   9,208                       9,616
  3/31/2014                   9,338                       9,702
  4/30/2014                   9,746                      10,072
  5/31/2014                   9,762                      10,081
  6/30/2014                  10,500                      10,938
  7/31/2014                  10,008                      10,460
  8/31/2014                  10,354                      10,820
  9/30/2014                   9,169                       9,675
 10/31/2014                   8,492                       9,027
 11/30/2014                   8,254                       8,774
 12/31/2014                   8,062                       8,546
  1/31/2015                   7,246                       7,735
  2/28/2015                   7,692                       8,170
  3/31/2015                   7,346                       7,818
  4/30/2015                   8,154                       8,585
  5/31/2015                   7,869                       8,297
  6/30/2015                   7,546                       8,013
  7/31/2015                   6,623                       7,227
  8/31/2015                   6,438                       6,858
  9/30/2015                   5,977                       6,447
 10/31/2015                   6,369                       6,795
 11/30/2015                   6,131                       6,601
 12/31/2015                   5,838                       6,134
  1/31/2016                   5,569                       5,860
  2/29/2016                   6,038                       6,347
  3/31/2016                   6,685                       7,083
  4/30/2016                   7,662                       7,952
  5/31/2016                   7,369                       7,663
  6/30/2016                   7,731                       7,986
  7/31/2016                   7,969                       8,322
  8/31/2016                   7,800                       8,064
  9/30/2016                   7,962                       8,166
 10/31/2016                   7,692                       7,818
 11/30/2016                   7,885                       7,880
 12/31/2016                   8,085                       8,028
  1/31/2017                   8,446                       8,367
  2/28/2017                   8,262                       8,282
  3/31/2017                   8,408                       8,373
  4/30/2017                   8,077                       8,085
  5/31/2017                   7,969                       8,020
  6/30/2017                   8,315                       8,340
  7/31/2017                   8,562                       8,544
  8/31/2017                   8,669                       8,635              Past performance is not predictive of
  9/30/2017                   8,823                       8,773              future performance.
 10/31/2017                   8,623                       8,644              The returns shown do not reflect the
                                                                             deduction of taxes that a shareholder
          AVERAGE ANNUAL         ONE         FIVE         TEN                would pay on fund distributions or the
          TOTAL RETURN           YEAR        YEARS       YEARS               redemption of fund shares.
          ------------------------------------------------------------       MSCI data copyright MSCI 2017, all
                                12.10%       0.64%       -1.47%              rights reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE EMERGING MARKETS SERIES VS.
MSCI EMERGING MARKETS INDEX (NET DIVIDENDS)
OCTOBER 31, 2007-OCTOBER 31, 2017

                                  [CHART]


                               The            MSCI Emerging Markets Index
                     Emerging Markets Series       (net dividends)
                     -----------------------  ---------------------------
 10/31/2007                 $10,000                   $10,000
 11/30/2007                   9,348                     9,291
 12/31/2007                   9,315                     9,324
  1/31/2008                   8,504                     8,160
  2/29/2008                   8,776                     8,762
  3/31/2008                   8,504                     8,299
  4/30/2008                   9,113                     8,972
  5/31/2008                   9,167                     9,139
  6/30/2008                   8,227                     8,227
  7/31/2008                   8,120                     7,917
  8/31/2008                   7,638                     7,284
  9/30/2008                   6,577                     6,010
 10/31/2008                   4,845                     4,365
 11/30/2008                   4,407                     4,036
 12/31/2008                   4,752                     4,351
  1/31/2009                   4,388                     4,070
  2/28/2009                   4,104                     3,841
  3/31/2009                   4,697                     4,392
  4/30/2009                   5,394                     5,123
  5/31/2009                   6,314                     5,999
  6/30/2009                   6,260                     5,918
  7/31/2009                   6,978                     6,583
  8/31/2009                   7,003                     6,560
  9/30/2009                   7,622                     7,155
 10/31/2009                   7,463                     7,164
 11/30/2009                   7,910                     7,472
 12/31/2009                   8,196                     7,767
  1/31/2010                   7,749                     7,334
  2/28/2010                   7,844                     7,360
  3/31/2010                   8,502                     7,954
  4/30/2010                   8,554                     8,050
  5/31/2010                   7,760                     7,342
  6/30/2010                   7,772                     7,288
  7/31/2010                   8,457                     7,895
  8/31/2010                   8,262                     7,742
  9/30/2010                   9,202                     8,602
 10/31/2010                   9,482                     8,852
 11/30/2010                   9,270                     8,618
 12/31/2010                  10,025                     9,233
  1/31/2011                   9,765                     8,983
  2/28/2011                   9,698                     8,899
  3/31/2011                  10,239                     9,422
  4/30/2011                  10,597                     9,714
  5/31/2011                  10,304                     9,460
  6/30/2011                  10,183                     9,314
  7/31/2011                  10,105                     9,273
  8/31/2011                   9,288                     8,444
  9/30/2011                   7,883                     7,213
 10/31/2011                   8,871                     8,168
 11/30/2011                   8,564                     7,624
 12/31/2011                   8,315                     7,532
  1/31/2012                   9,206                     8,386
  2/29/2012                   9,706                     8,889
  3/31/2012                   9,455                     8,592
  4/30/2012                   9,286                     8,489
  5/31/2012                   8,286                     7,537
  6/30/2012                   8,698                     7,828
  7/31/2012                   8,768                     7,981
  8/31/2012                   8,827                     7,954
  9/30/2012                   9,321                     8,434
 10/31/2012                   9,274                     8,383
 11/30/2012                   9,395                     8,490
 12/31/2012                   9,947                     8,905
  1/31/2013                   9,998                     9,027
  2/28/2013                   9,883                     8,914
  3/31/2013                   9,743                     8,760
  4/30/2013                   9,854                     8,827
  5/31/2013                   9,535                     8,600
  6/30/2013                   8,936                     8,053
  7/31/2013                   9,068                     8,137
  8/31/2013                   8,856                     7,997
  9/30/2013                   9,488                     8,517
 10/31/2013                   9,922                     8,931
 11/30/2013                   9,774                     8,800
 12/31/2013                   9,675                     8,673
  1/31/2014                   9,004                     8,110
  2/28/2014                   9,331                     8,378
  3/31/2014                   9,661                     8,636
  4/30/2014                   9,718                     8,664
  5/31/2014                  10,049                     8,967
  6/30/2014                  10,329                     9,205
  7/31/2014                  10,453                     9,383
  8/31/2014                  10,780                     9,595
  9/30/2014                   9,988                     8,883
 10/31/2014                  10,095                     8,988
 11/30/2014                   9,998                     8,893
 12/31/2014                   9,547                     8,483
  1/31/2015                   9,611                     8,534
  2/28/2015                   9,905                     8,798
  3/31/2015                   9,700                     8,673
  4/30/2015                  10,350                     9,340
  5/31/2015                   9,934                     8,966
  6/30/2015                   9,696                     8,733
  7/31/2015                   9,074                     8,128
  8/31/2015                   8,325                     7,393
  9/30/2015                   8,103                     7,170
 10/31/2015                   8,595                     7,682
 11/30/2015                   8,297                     7,382
 12/31/2015                   8,070                     7,218
  1/31/2016                   7,733                     6,750
  2/29/2016                   7,686                     6,738
  3/31/2016                   8,704                     7,630
  4/30/2016                   8,757                     7,672
  5/31/2016                   8,418                     7,385
  6/30/2016                   8,862                     7,681
  7/31/2016                   9,319                     8,067
  8/31/2016                   9,432                     8,268
  9/30/2016                   9,558                     8,374
 10/31/2016                   9,578                     8,394
 11/30/2016                   9,082                     8,008
 12/31/2016                   9,087                     8,025
  1/31/2017                   9,630                     8,464
  2/28/2017                   9,955                     8,723
  3/31/2017                  10,276                     8,944
  4/30/2017                  10,477                     9,139
  5/31/2017                  10,792                     9,410
  6/30/2017                  10,895                     9,504
  7/31/2017                  11,471                    10,071
  8/31/2017                  11,714                    10,296                Past performance is not predictive of
  9/30/2017                  11,603                    10,255                future performance.
 10/31/2017                  11,998                    10,614                The returns shown do not reflect the
                                                                             deduction of taxes that a shareholder
          AVERAGE ANNUAL         ONE         FIVE         TEN                would pay on fund distributions or the
          TOTAL RETURN           YEAR        YEARS       YEARS               redemption of fund shares.
          -----------------------------------------------------------        MSCI data copyright MSCI 2017, all
                                25.26%       5.29%       1.84%               rights reserved.

--------------------------------------------------------------------------------

                       THE DFA INVESTMENT TRUST COMPANY

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
THE EMERGING MARKETS SMALL CAP SERIES VS.
MSCI EMERGING MARKETS INDEX (NET DIVIDENDS)
OCTOBER 31, 2007-OCTOBER 31, 2017

                             [CHART]


             The Emerging Markets       MSCI Emerging Markets
               Small Cap Series         Index (net dividends)
             --------------------       ---------------------
 10/31/2007         $10,000                  $10,000
 11/30/2007           9,202                    9,291
 12/31/2007           9,310                    9,324
  1/31/2008           8,193                    8,160
  2/29/2008           8,430                    8,762
  3/31/2008           8,038                    8,299
  4/30/2008           8,528                    8,972
  5/31/2008           8,480                    9,139
  6/30/2008           7,503                    8,227
  7/31/2008           7,390                    7,917
  8/31/2008           6,944                    7,284
  9/30/2008           5,694                    6,010
 10/31/2008           3,969                    4,365
 11/30/2008           3,729                    4,036
 12/31/2008           4,258                    4,351
  1/31/2009           3,934                    4,070
  2/28/2009           3,693                    3,841
  3/31/2009           4,202                    4,392
  4/30/2009           5,054                    5,123
  5/31/2009           6,202                    5,999
  6/30/2009           6,172                    5,918
  7/31/2009           6,962                    6,583
  8/31/2009           7,045                    6,560
  9/30/2009           7,634                    7,155
 10/31/2009           7,628                    7,164
 11/30/2009           8,082                    7,472
 12/31/2009           8,528                    7,767
  1/31/2010           8,154                    7,334
  2/28/2010           8,295                    7,360
  3/31/2010           9,005                    7,954
  4/30/2010           9,154                    8,050
  5/31/2010           8,237                    7,342
  6/30/2010           8,458                    7,288
  7/31/2010           9,238                    7,895
  8/31/2010           9,284                    7,742
  9/30/2010          10,414                    8,602
 10/31/2010          10,830                    8,852
 11/30/2010          10,541                    8,618
 12/31/2010          11,148                    9,233
  1/31/2011          10,680                    8,983
  2/28/2011          10,370                    8,899
  3/31/2011          10,949                    9,422
  4/30/2011          11,528                    9,714
  5/31/2011          11,271                    9,460
  6/30/2011          11,269                    9,314
  7/31/2011          11,399                    9,273
  8/31/2011          10,320                    8,444
  9/30/2011           8,488                    7,213
 10/31/2011           9,429                    8,168
 11/30/2011           8,973                    7,624
 12/31/2011           8,735                    7,532
  1/31/2012           9,723                    8,386
  2/29/2012          10,521                    8,889
  3/31/2012          10,255                    8,592
  4/30/2012          10,010                    8,489
  5/31/2012           9,099                    7,537
  6/30/2012           9,447                    7,828
  7/31/2012           9,335                    7,981
  8/31/2012           9,580                    7,954
  9/30/2012          10,141                    8,434
 10/31/2012          10,107                    8,383
 11/30/2012          10,287                    8,490
 12/31/2012          10,923                    8,905
  1/31/2013          11,128                    9,027
  2/28/2013          11,246                    8,914
  3/31/2013          11,198                    8,760
  4/30/2013          11,427                    8,827
  5/31/2013          11,269                    8,600
  6/30/2013          10,294                    8,053
  7/31/2013          10,346                    8,137
  8/31/2013           9,918                    7,997
  9/30/2013          10,647                    8,517
 10/31/2013          11,058                    8,931
 11/30/2013          10,905                    8,800
 12/31/2013          10,820                    8,673
  1/31/2014          10,360                    8,110
  2/28/2014          10,826                    8,378
  3/31/2014          11,200                    8,636
  4/30/2014          11,293                    8,664
  5/31/2014          11,681                    8,967
  6/30/2014          11,988                    9,205
  7/31/2014          12,018                    9,383
  8/31/2014          12,392                    9,595
  9/30/2014          11,781                    8,883
 10/31/2014          11,677                    8,988
 11/30/2014          11,550                    8,893
 12/31/2014          11,198                    8,483
  1/31/2015          11,381                    8,534
  2/28/2015          11,675                    8,798
  3/31/2015          11,590                    8,673
  4/30/2015          12,417                    9,340
  5/31/2015          12,250                    8,966
  6/30/2015          11,834                    8,733
  7/31/2015          11,112                    8,128
  8/31/2015          10,028                    7,393
  9/30/2015          10,014                    7,170
 10/31/2015          10,577                    7,682
 11/30/2015          10,362                    7,382
 12/31/2015          10,269                    7,218
  1/31/2016           9,662                    6,750
  2/29/2016           9,622                    6,738
  3/31/2016          10,808                    7,630
  4/30/2016          11,086                    7,672
  5/31/2016          10,627                    7,385
  6/30/2016          11,216                    7,681
  7/31/2016          11,870                    8,067
  8/31/2016          11,948                    8,268
  9/30/2016          12,149                    8,374
 10/31/2016          12,105                    8,394
 11/30/2016          11,373                    8,008
 12/31/2016          11,444                    8,025
  1/31/2017          12,113                    8,464
  2/28/2017          12,752                    8,723
  3/31/2017          13,152                    8,944
  4/30/2017          13,323                    9,139
  5/31/2017          13,380                    9,410
  6/30/2017          13,468                    9,504
  7/31/2017          14,039                   10,071
  8/31/2017          14,363                   10,296             Past performance is not predictive of
  9/30/2017          14,300                   10,255             future performance.
 10/31/2017          14,713                   10,614             The returns shown do not reflect the
                                                                 deduction of taxes that a shareholder
        AVERAGE ANNUAL       ONE       FIVE       TEN            would pay on fund distributions or the
        TOTAL RETURN         YEAR      YEARS     YEARS           redemption of fund shares.
        ---------------------------------------------------      MSCI data copyright MSCI 2017, all
                            21.55%     7.80%     3.94%           rights reserved.

--------------------------------------------------------------------------------

                       THE DFA INVESTMENT TRUST COMPANY

                     MANAGEMENT'S DISCUSSION AND ANALYSIS


 U.S. EQUITY MARKET REVIEW                   12 MONTHS ENDED OCTOBER 31, 2017

   U.S. equities had positive returns for the period. The broad U.S. equity market, as measured by the Russell 3000(R) Index, gained approximately 24.0%. Small-cap stocks outperformed large-cap stocks as measured by the Russell indices.

               TOTAL RETURN FOR 12 MONTHS ENDED OCTOBER 31, 2017
               -------------------------------------------------

              Russell 3000(R) Index........................ 23.98%
              Russell Microcap(R) Index (micro-cap stocks). 29.52%
              Russell 2000(R) Index (small-cap stocks)..... 27.85%
              Russell 1000(R) Index (large-cap stocks)..... 23.67%
              Dow Jones U.S. Select REIT Index/SM/.........  3.94%

   Value stocks underperformed growth stocks as measured by the Russell indices. However when measured by price-to-book ratio, deeper value stocks outperformed other value stocks.

               TOTAL RETURN FOR 12 MONTHS ENDED OCTOBER 31, 2017
               -------------------------------------------------

         Russell 2000(R) Value Index (small-cap value stocks)... 24.81%
         Russell 2000(R) Growth Index (small-cap growth stocks). 31.00%
         Russell 1000(R) Value Index (large-cap value stocks)... 17.78%
         Russell 1000(R) Growth Index (large-cap growth stocks). 29.71%

----------
Source: Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes.

U.S. LARGE CAP VALUE SERIES

   The U.S. Large Cap Value Series is designed to capture the returns of U.S. large company low relative price (value) stocks. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2017, the Series held approximately 300 securities. In general, average cash exposure throughout the year was less than 1% of the Series' assets.

   For the 12 months ended October 31, 2017, total returns were 24.31% for the Series and 17.78% for the Russell 1000(R) Value Index, the Series' benchmark. As a result of the Series' diversified investment approach, performance was determined principally by broad trends in the U.S. equity market rather than by the behavior of a limited number of stocks. The Series' greater emphasis on smaller stocks within the large-cap universe contributed positively to performance relative to the benchmark, as those stocks generally outperformed the benchmark. With the lowest relative price (deep value) stocks outperforming among value stocks, the Series' greater emphasis on deep value stocks also benefited relative performance. Within the value portion of the market, stocks with higher profitability outperformed stocks with lower profitability, and the Series' greater emphasis on stocks with higher profitability contributed to relative performance. At the sector level, the Series' general exclusion of real estate investment trusts (REITs) and certain utilities had a positive impact on relative performance, as REITs and utilities underperformed the benchmark.

 INTERNATIONAL EQUITY MARKET REVIEW          12 MONTHS ENDED OCTOBER 31, 2017

   Performance of non-U.S. developed markets was positive for the period. As measured by the MSCI World ex USA indices, small-cap stocks outperformed large-cap stocks, and value stocks outperformed growth stocks.

                       12 MONTHS ENDED OCTOBER 31, 2017
                       --------------------------------

                                              RETURN IN U.S. DOLLARS
                                              ----------------------
           MSCI World ex USA Index...........         22.74%
           MSCI World ex USA Small Cap Index.         25.86%
           MSCI World ex USA Value Index.....         23.05%
           MSCI World ex USA Growth Index....         22.40%

   For the 12 months ended October 31, 2017, the U.S. dollar depreciated against currencies of most other developed markets. Overall, currency movements had a positive impact on the U.S. dollar-nominated returns of developed markets.

                           12 MONTHS ENDED OCTOBER 31, 2017
                            --------------------------------

TEN LARGEST FOREIGN DEVELOPED MARKETS BY MARKET CAP  LOCAL RETURN RETURN IN U.S. DOLLARS
---------------------------------------------------  ------------ ----------------------
                  Japan.............................    27.38%            17.80%
                  United Kingdom....................    11.80%            21.60%
                  France............................    25.50%            33.37%
                  Canada............................    11.32%            15.73%
                  Germany...........................    22.29%            29.96%
                  Switzerland.......................    21.26%            20.30%
                  Australia.........................    16.30%            17.18%
                  Hong Kong.........................    18.75%            18.09%
                  Netherlands.......................    25.39%            32.59%
                  Spain.............................    20.43%            27.98%

----------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2017, all rights reserved

   Emerging markets had positive performance for the period, outperforming both the U.S. and non-U.S. developed markets. As measured by the MSCI emerging markets indices, small-cap stocks underperformed large-cap stocks, and growth stocks outperformed value stocks.

                       12 MONTHS ENDED OCTOBER 31, 2017
                       --------------------------------

                                                RETURN IN U.S. DOLLARS
                                                ----------------------
         MSCI Emerging Markets Index...........         26.45%
         MSCI Emerging Markets Small Cap Index.         20.72%
         MSCI Emerging Markets Value Index.....         20.70%
         MSCI Emerging Markets Growth Index....         32.25%

   For the 12 months ended October 31, 2017, the U.S. dollar depreciated against some emerging markets currencies, but appreciated against others. Overall, currency movements had a positive impact on the U.S.
dollar-denominated returns of emerging markets.

                      12 MONTHS ENDED OCTOBER 31, 2017
                       --------------------------------

TEN LARGEST EMERGING MARKETS BY MARKET CAP  LOCAL RETURN RETURN IN U.S. DOLLARS
------------------------------------------  ------------ ----------------------
              China........................    41.71%            41.06%
              Korea........................    37.49%            40.42%
              Taiwan.......................    20.17%            25.74%
              India........................    19.48%            23.20%
              Brazil.......................    13.32%             9.67%
              South Africa.................    16.76%            11.32%
              Russia.......................     9.16%            16.56%
              Mexico.......................     4.11%             2.35%
              Indonesia....................    10.16%             5.98%
              Malaysia.....................     7.08%             6.11%

----------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2017, all rights reserved.

   For portfolios investing in non-U.S. equities traded outside of the U.S. market time zone, differences in the valuation timing and methodology between a portfolio and its benchmark index may impact relative performance over the referenced period. The portfolios price foreign exchange rates at the closing of the U.S. market, while their benchmark indices use rates at 4 p.m. London time. The portfolios also may use fair value pricing to price certain portfolio securities at the closing of the U.S. market, while benchmark indices may use local market closing prices. For the one-year period ended October 31, 2017, these differences generally benefited the portfolios relative performance.

THE DFA INTERNATIONAL VALUE SERIES

   The DFA International Value Series is designed to capture the returns of developed ex U.S. large company value stocks. Value is measured primarily by price-to-book ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2017, the Series held approximately 510 securities in 22 eligible developed markets. In general, average cash exposure throughout the year was less than 1% of the Series' assets.

   For the 12 months ended October 31, 2017, total returns were 26.53% for the Series and 22.74% for the MSCI World ex USA Index (net dividends), the Series' benchmark. As a result of the Series' diversified investment approach, performance was determined principally by broad trends in developed ex U.S. equity markets rather than by the behavior of a limited number of stocks. With low relative price (value) stocks outperforming high relative price (growth) stocks for the period, the Series' focus on value stocks contributed positively to performance relative to the benchmark. The Series' general exclusion of real estate investment trusts (REITs) and certain utilities also had a positive impact on relative performance, as REITs and utilities underperformed the benchmark.

THE JAPANESE SMALL COMPANY SERIES

   The Japanese Small Company Series is designed to capture the returns of Japanese small company stocks. The Series generally excludes stocks with the lowest profitability and highest relative price. Relative price is measured primarily by book-to-market ratio. In assessing profitability, Dimensional may consider such factors as earnings or profits from operations relative to book value or assets. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2017, the Series held over 1,700 securities. In general, cash exposure was low throughout the year with an average cash balance of less than 1% of the Series' assets.

   For the 12 months ended October 31, 2017, total returns were 27.10% for the Series and 21.15% for the MSCI Japan Small Cap Index (net dividends), the Series' benchmark. As a result of the Series' diversified investment approach, performance was determined principally by broad trends in the Japanese equity market rather than by the behavior of a limited number of stocks. The Series' greater allocation to micro-cap stocks benefited performance relative to the benchmark, as micro-caps generally outperformed other small-cap stocks in Japan. At the sector level, the Series generally excludes real estate investment trusts (REITs). This exclusion also contributed positively to the Series' relative performance, as REITs underperformed most other sectors for the period.

THE ASIA PACIFIC SMALL COMPANY SERIES

   The Asia Pacific Small Company Series is designed to capture the returns of small company stocks in Australia, Hong Kong, New Zealand, and Singapore. The Series generally excludes stocks with the lowest profitability and highest relative price. Relative price is measured primarily by book-to-market ratio. In assessing profitability, Dimensional may consider such factors as earnings or profits from operations relative to book value or assets. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2017, the Series held approximately 900 securities across the eligible countries. In general, average cash exposure throughout the year was less than 1% of the Series' assets.

   For the 12 months ended October 31, 2017, total returns were 16.21% for the Series and 16.75% for the MSCI Pacific ex Japan Small Cap Index (net dividends), the Series' benchmark. As a result of the Series' diversified investment approach, performance was determined principally by broad trends in Asia Pacific equity markets rather than by the behavior of a limited number of stocks. The Series' greater emphasis on micro-cap stocks and consequent lesser allocation to other small-cap stocks detracted from performance relative to the benchmark, as micro-cap stocks generally underperformed in Asia Pacific equity markets. Conversely, the Series' exclusion of companies with the lowest profitability and highest relative price contributed positively to relative performance, as those companies underperformed for the period.

THE UNITED KINGDOM SMALL COMPANY SERIES

   The United Kingdom Small Company Series is designed to capture the returns of small company stocks in the U.K. The Series generally excludes stocks with the lowest profitability and highest relative price. Relative price is measured primarily by book-to-market ratio. In assessing profitability, Dimensional may consider such factors as earnings or profits from operations relative to book value or assets. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2017, the Series held approximately 330 securities. In general, average cash exposure throughout the year was less than 1% of the Series' assets.

   For the 12 months ended October 31, 2017, total returns were 29.87% for the Series and 32.13% for the MSCI UK Small Cap Index (net dividends), the Series' benchmark. By design, the Series provides consistent and diversified exposure to small companies in the U.K. Due to differences in methodology, the Series may invest in or hold small-cap securities that the benchmark does not hold. The Series' holdings of these securities underperformed for the period and detracted from the Series' performance relative to the benchmark. Additionally, the Series may exclude securities that are included in the benchmark but listed on exchanges not yet approved for investment by Dimensional. The Series' exclusion of these securities also detracted from relative performance, as those stocks generally outperformed for the period. The Series' general exclusions of real estate investment trusts (REITs) and companies with the lowest profitability and highest relative price contributed positively to relative performance, as those securities generally underperformed for the period.

THE CONTINENTAL SMALL COMPANY SERIES

   The Continental Small Company Series is designed to capture the returns of small company stocks in the developed markets of Europe (excluding the U.K.) and Israel. The Series generally excludes stocks with the lowest profitability and highest relative price. Relative price is measured primarily by book-to-market ratio. In assessing profitability, Dimensional may consider such factors as earnings or profits from operations relative to book value or assets. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2017, the Series held approximately 1,200 securities in 15 eligible countries. In general, average cash exposure throughout the year was less than 1% of the Series' assets.

   For the 12 months ended October 31, 2017, total returns were 34.27% for the Series and 34.23% for the MSCI Europe ex UK Small Cap Index (net dividends), the Series' benchmark. At the sector level, the Series' exclusion of real estate investment trusts (REITs) contributed positively to performance relative to the benchmark, as those securities underperformed for the period. Due to differences in methodology, the Series and the benchmark may have different definitions for the maximum market capitalization of small-cap securities on a country-by-country basis. As a result, the Series and benchmark may invest in or hold securities that the other does not hold. Differences in holdings of these securities detracted from the Series' relative performance.

THE CANADIAN SMALL COMPANY SERIES

   The Canadian Small Company Series is designed to capture the returns of small company stocks in Canada. The Series generally excludes stocks with the lowest profitability and highest relative price. Relative price is measured primarily by book-to-market ratio. In assessing profitability, Dimensional may consider such factors as earnings or profits from operations relative to book value or assets. The investment strategy is process-driven, emphasizing broad diversification. As of October 31, 2017, the Series held approximately 350 securities. In general, average cash exposure throughout the year was less than 1% of the Series' assets.

   For the 12 months ended October 31, 2017, total returns were 12.10% for the Series and 10.56% for the MSCI Canada Small Cap Index (net dividends), the Series' benchmark. As a result of the Series' diversified investment approach, performance was determined principally by broad trends in the Canadian equity market rather than by the behavior of a limited number of stocks. The Series' exclusion of companies with the lowest profitability and highest relative price contributed positively to performance relative to the benchmark, as those companies underperformed for the period.

THE EMERGING MARKETS SERIES

   The Emerging Markets Series is designed to capture the returns of large-cap stocks in selected emerging markets countries. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2017, the Series held approximately 1,100 securities across 21 eligible emerging markets. In general, average cash exposure throughout the year was less than 1% of the Series' assets.

   For the 12 months ended October 31, 2017, total returns were 25.26% for the Series and 26.45% for the MSCI Emerging Markets Index (net dividends), the Series' benchmark. As a result of the Series' diversified approach, performance was generally determined by broad trends in emerging markets rather than by the behavior of a limited number of stocks. The Series' greater emphasis on smaller market cap stocks within the large-cap space detracted from performance relative to the benchmark (which is composed of mostly mid- and large-cap stocks), as smaller stocks within the large-cap space generally underperformed other large caps for the period. At the country level, the Series' lesser allocation to China detracted from relative performance, as China was among the strongest-performing countries in the benchmark. Conversely, the Series' lack of exposure to Qatar and the UAE (both of which were included in the benchmark) contributed positively to relative performance, as those countries underperformed.

THE EMERGING MARKETS SMALL CAP SERIES

   The Emerging Markets Small Cap Series is designed to capture the returns of small company stocks in selected emerging markets. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2017, the Series held approximately 4,000 securities across 17 eligible emerging markets. In general, average cash exposure throughout the year was less than 1% of the Series' assets.

   For the 12 months ended October 31, 2017, total returns were 21.55% for the Series and 26.45% for the MSCI Emerging Markets Index (net dividends), the Series' benchmark. As a result of the Series' diversified approach, performance was principally determined by broad trends in emerging markets rather than by the behavior of a limited number of stocks. With small-caps generally underperforming large-caps for the year, the Series' focus on small-caps was the primary driver of underperformance relative to the benchmark (which is composed of mostly mid- and large-cap stocks). At the country level, the Series' lesser allocation to China detracted from relative performance, as China was among the strongest-performing countries in the benchmark.

                       THE DFA INVESTMENT TRUST COMPANY

                          DISCLOSURE OF FUND EXPENSES
                                  (UNAUDITED)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   ACTUAL FUND RETURN

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                            SIX MONTHS ENDED OCTOBER 31, 2017
  EXPENSE TABLES
                                      BEGINNING  ENDING              EXPENSES
                                       ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                        VALUE    VALUE     EXPENSE    DURING
                                      05/01/17  10/31/17    RATIO*   PERIOD*
                                      --------- --------- ---------- --------
  THE U.S. LARGE CAP VALUE SERIES
  -------------------------------
  Actual Fund Return................. $1,000.00 $1,078.30    0.11%    $0.58
  Hypothetical 5% Annual Return...... $1,000.00 $1,024.65    0.11%    $0.56

  THE DFA INTERNATIONAL VALUE SERIES
  ----------------------------------
  Actual Fund Return................. $1,000.00 $1,134.50    0.21%    $1.13
  Hypothetical 5% Annual Return...... $1,000.00 $1,024.15    0.21%    $1.07

DISCLOSURE OF FUND EXPENSES
CONTINUED


                                         BEGINNING  ENDING              EXPENSES
                                          ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                           VALUE    VALUE     EXPENSE    DURING
                                         05/01/17  10/31/17    RATIO*   PERIOD*
                                         --------- --------- ---------- --------
THE JAPANESE SMALL COMPANY SERIES
---------------------------------
Actual Fund Return...................... $1,000.00 $1,186.60    0.13%    $0.72
Hypothetical 5% Annual Return........... $1,000.00 $1,024.55    0.13%    $0.66

THE ASIA PACIFIC SMALL COMPANY SERIES
-------------------------------------
Actual Fund Return...................... $1,000.00 $1,106.20    0.13%    $0.69
Hypothetical 5% Annual Return........... $1,000.00 $1,024.55    0.13%    $0.66

THE UNITED KINGDOM SMALL COMPANY SERIES
---------------------------------------
Actual Fund Return...................... $1,000.00 $1,075.80    0.11%    $0.58
Hypothetical 5% Annual Return........... $1,000.00 $1,024.65    0.11%    $0.56

THE CONTINENTAL SMALL COMPANY SERIES
------------------------------------
Actual Fund Return...................... $1,000.00 $1,134.20    0.13%    $0.70
Hypothetical 5% Annual Return........... $1,000.00 $1,024.55    0.13%    $0.66

THE CANADIAN SMALL COMPANY SERIES
---------------------------------
Actual Fund Return...................... $1,000.00 $1,067.60    0.12%    $0.63
Hypothetical 5% Annual Return........... $1,000.00 $1,024.60    0.12%    $0.61

THE EMERGING MARKETS SERIES
---------------------------
Actual Fund Return...................... $1,000.00 $1,144.90    0.15%    $0.81
Hypothetical 5% Annual Return........... $1,000.00 $1,024.45    0.15%    $0.77

THE EMERGING MARKETS SMALL CAP SERIES
-------------------------------------
Actual Fund Return...................... $1,000.00 $1,104.20    0.27%    $1.49
Hypothetical 5% Annual Return........... $1,000.00 $1,023.79    0.27%    $1.43

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

                       THE DFA INVESTMENT TRUST COMPANY

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (UNAUDITED)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For The DFA Investment Trust Company, this would be for the fiscal quarters ending
January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on September 29, 2017. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS


          THE U.S. LARGE CAP VALUE SERIES
Consumer Discretionary.......................  13.6%
Consumer Staples.............................   6.6%
Energy.......................................  11.6%
Financials...................................  24.8%
Health Care..................................  12.4%
Industrials..................................   8.3%
Information Technology.......................  15.0%
Materials....................................   3.4%
Real Estate..................................   0.1%
Telecommunication Services...................   4.0%
Utilities....................................   0.2%
                                              -----
                                              100.0%

        THE DFA INTERNATIONAL VALUE SERIES
Consumer Discretionary.......................  15.3%
Consumer Staples.............................   1.9%
Energy.......................................  15.3%
Financials...................................  31.7%
Health Care..................................   1.9%
Industrials..................................   8.3%
Information Technology.......................   2.8%
Materials....................................  15.0%
Real Estate..................................   2.3%
Telecommunication Services...................   3.7%
Utilities....................................   1.8%
                                              -----
                                              100.0%

         THE JAPANESE SMALL COMPANY SERIES
Consumer Discretionary.......................  19.6%
Consumer Staples.............................   8.1%
Energy.......................................   1.1%
Financials...................................   8.5%
Health Care..................................   4.5%
Industrials..................................  28.9%
Information Technology.......................  14.8%
Materials....................................  11.2%
Real Estate..................................   2.2%
Telecommunication Services...................   0.1%
Utilities....................................   1.0%
                                              -----
                                              100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS
CONTINUED


       THE ASIA PACIFIC SMALL COMPANY SERIES
Consumer Discretionary.......................  24.0%
Consumer Staples.............................   6.7%
Energy.......................................   3.4%
Financials...................................  10.5%
Health Care..................................   5.2%
Industrials..................................  16.0%
Information Technology.......................   8.5%
Materials....................................  13.8%
Real Estate..................................   6.5%
Telecommunication Services...................   2.6%
Utilities....................................   2.8%
                                              -----
                                              100.0%

      THE UNITED KINGDOM SMALL COMPANY SERIES
Consumer Discretionary.......................  21.3%
Consumer Staples.............................   4.9%
Energy.......................................   4.2%
Financials...................................  15.1%
Health Care..................................   3.9%
Industrials..................................  26.4%
Information Technology.......................  11.2%
Materials....................................   7.6%
Real Estate..................................   2.4%
Telecommunication Services...................   1.4%
Utilities....................................   1.6%
                                              -----
                                              100.0%

       THE CONTINENTAL SMALL COMPANY SERIES
Consumer Discretionary.......................  13.4%
Consumer Staples.............................   5.5%
Energy.......................................   2.9%
Financials...................................  12.2%
Health Care..................................   7.3%
Industrials..................................  26.3%
Information Technology.......................  11.1%
Materials....................................   9.3%
Real Estate..................................   5.7%
Telecommunication Services...................   3.2%
Utilities....................................   3.1%
                                              -----
                                              100.0%


         THE CANADIAN SMALL COMPANY SERIES
Consumer Discretionary.......................   9.0%
Consumer Staples.............................   4.9%
Energy.......................................  21.7%
Financials...................................   7.7%
Health Care..................................   1.6%
Industrials..................................  12.6%
Information Technology.......................   4.5%
Materials....................................  29.0%
Real Estate..................................   3.3%
Utilities....................................   5.7%
                                              -----
                                              100.0%

            THE EMERGING MARKETS SERIES
Consumer Discretionary.......................   9.6%
Consumer Staples.............................   7.4%
Energy.......................................   6.7%
Financials...................................  22.1%
Health Care..................................   2.3%
Industrials..................................   6.8%
Information Technology.......................  25.8%
Materials....................................   9.6%
Real Estate..................................   2.1%
Telecommunication Services...................   4.8%
Utilities....................................   2.8%
                                              -----
                                              100.0%

       THE EMERGING MARKETS SMALL CAP SERIES
Consumer Discretionary.......................  17.1%
Consumer Staples.............................   7.2%
Energy.......................................   1.4%
Financials...................................   8.5%
Health Care..................................   6.4%
Industrials..................................  14.8%
Information Technology.......................  18.1%
Materials....................................  12.9%
Real Estate..................................   7.8%
Telecommunication Services...................   0.9%
Utilities....................................   4.9%
                                              -----
                                              100.0%

                        THE U.S. LARGE CAP VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2017

                                                                               PERCENTAGE
                                                     SHARES       VALUE+     OF NET ASSETS**
                                                     ------       ------     ---------------
COMMON STOCKS -- (97.2%)
Consumer Discretionary -- (13.2%)
*   Charter Communications, Inc. Class A..........    996,600 $  333,033,822            1.2%
    Comcast Corp. Class A......................... 21,211,780    764,260,433            2.8%
#   Ford Motor Co................................. 16,011,353    196,459,301            0.7%
    General Motors Co.............................  6,055,833    260,279,702            0.9%
*   Mohawk Industries, Inc........................    535,570    140,190,803            0.5%
    Royal Caribbean Cruises, Ltd..................  1,461,968    180,947,779            0.7%
    Time Warner, Inc..............................  3,804,556    373,949,809            1.3%
    Other Securities..............................             1,469,072,188            5.3%
                                                              --------------           -----
Total Consumer Discretionary......................             3,718,193,837           13.4%
                                                              --------------           -----
Consumer Staples -- (6.3%)
    CVS Health Corp...............................  4,700,064    322,095,386            1.2%
    Mondelez International, Inc. Class A..........  3,546,887    146,947,528            0.5%
    Tyson Foods, Inc. Class A.....................  1,959,828    142,891,060            0.5%
    Wal-Mart Stores, Inc..........................  5,670,262    495,070,575            1.8%
    Walgreens Boots Alliance, Inc.................  2,539,242    168,275,567            0.6%
    Other Securities..............................               517,524,270            1.9%
                                                              --------------           -----
Total Consumer Staples............................             1,792,804,386            6.5%
                                                              --------------           -----
Energy -- (11.3%)
    Chevron Corp..................................  4,451,136    515,842,151            1.9%
    ConocoPhillips................................  2,989,939    152,935,380            0.6%
    Exxon Mobil Corp.............................. 12,856,443  1,071,584,524            3.9%
    Occidental Petroleum Corp.....................  2,196,166    141,806,439            0.5%
    Valero Energy Corp............................  2,810,052    221,685,002            0.8%
    Other Securities..............................             1,083,981,612            3.8%
                                                              --------------           -----
Total Energy......................................             3,187,835,108           11.5%
                                                              --------------           -----
Financials -- (24.1%)
    American International Group, Inc.............  2,219,588    143,407,581            0.5%
    Bank of America Corp.......................... 18,827,362    515,681,445            1.9%
    Bank of New York Mellon Corp. (The)...........  4,487,177    230,865,257            0.8%
    Capital One Financial Corp....................  2,121,034    195,516,914            0.7%
    Citigroup, Inc................................  8,095,404    595,012,194            2.1%
    Goldman Sachs Group, Inc. (The)...............  1,076,397    261,004,745            0.9%
    Hartford Financial Services Group, Inc. (The).  2,672,826    147,139,071            0.5%
    JPMorgan Chase & Co........................... 11,460,834  1,153,074,509            4.2%
    Morgan Stanley................................  5,499,651    274,982,550            1.0%
    PNC Financial Services Group, Inc. (The)......  1,370,488    187,469,053            0.7%
    Travelers Cos., Inc. (The)....................  1,165,331    154,348,091            0.6%
    Wells Fargo & Co.............................. 15,424,411    865,926,434            3.1%
    Other Securities..............................             2,067,096,534            7.5%
                                                              --------------           -----
Total Financials..................................             6,791,524,378           24.5%
                                                              --------------           -----
Health Care -- (12.1%)
    Abbott Laboratories...........................  4,721,513    256,047,650            0.9%
    Aetna, Inc....................................  1,805,018    306,907,211            1.1%
    Anthem, Inc...................................  1,447,321    302,794,026            1.1%
    Danaher Corp..................................  2,176,662    200,840,603            0.7%
*   Express Scripts Holding Co....................  2,740,464    167,963,039            0.6%
    Humana, Inc...................................    708,361    180,879,981            0.7%
    Medtronic P.L.C...............................  4,257,228    342,791,999            1.2%
    Pfizer, Inc................................... 16,341,666    572,938,810            2.1%

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                                                   PERCENTAGE
                                                                       SHARES        VALUE+      OF NET ASSETS**
                                                                       ------        ------      ---------------
Health Care -- (Continued)
      Thermo Fisher Scientific, Inc.................................   1,050,474 $   203,613,375            0.7%
      Other Securities..............................................                 867,988,265            3.2%
                                                                                 ---------------          ------
Total Health Care...................................................               3,402,764,959           12.3%
                                                                                 ---------------          ------
Industrials -- (8.1%)
      Delta Air Lines, Inc..........................................   2,950,569     147,616,967            0.5%
      Eaton Corp. P.L.C.............................................   1,814,900     145,228,298            0.5%
      FedEx Corp....................................................     624,040     140,914,472            0.5%
      Norfolk Southern Corp.........................................   1,546,984     203,304,637            0.7%
      Stanley Black & Decker, Inc...................................   1,079,268     174,355,745            0.6%
      Other Securities..............................................               1,463,355,372            5.4%
                                                                                 ---------------          ------
Total Industrials...................................................               2,274,775,491            8.2%
                                                                                 ---------------          ------
Information Technology -- (14.6%)
      Cisco Systems, Inc............................................  23,284,393     795,162,021            2.9%
      HP, Inc.......................................................   9,619,949     207,309,901            0.8%
      Intel Corp....................................................  22,965,227   1,044,688,176            3.8%
#     Lam Research Corp.............................................   1,017,170     212,151,147            0.8%
*     Micron Technology, Inc........................................   5,266,057     233,338,986            0.8%
      QUALCOMM, Inc.................................................   5,296,483     270,173,598            1.0%
      Other Securities..............................................               1,346,251,749            4.8%
                                                                                 ---------------          ------
Total Information Technology........................................               4,109,075,578           14.9%
                                                                                 ---------------          ------
Materials -- (3.3%)
      Other Securities..............................................                 937,357,935            3.4%
                                                                                 ---------------          ------
Real Estate -- (0.1%)
      Other Securities..............................................                  28,033,652            0.1%
                                                                                 ---------------          ------
Telecommunication Services -- (3.9%)
#     AT&T, Inc.....................................................  26,708,783     898,750,548            3.2%
      Other Securities..............................................                 191,599,940            0.8%
                                                                                 ---------------          ------
Total Telecommunication Services....................................               1,090,350,488            4.0%
                                                                                 ---------------          ------
Utilities -- (0.2%)
      Other Securities..............................................                  62,978,242            0.2%
                                                                                 ---------------          ------
TOTAL COMMON STOCKS.................................................              27,395,694,054           99.0%
                                                                                 ---------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities..............................................                     199,056            0.0%
                                                                                 ---------------          ------
TOTAL INVESTMENT SECURITIES.........................................              27,395,893,110
                                                                                 ---------------

TEMPORARY CASH INVESTMENTS -- (1.0%)
      State Street Institutional U.S. Government Money Market Fund,
       0.960%....................................................... 272,071,006     272,071,006            1.0%
                                                                                 ---------------          ------

SECURITIES LENDING COLLATERAL -- (1.8%)
(S)@  DFA Short Term Investment Fund................................  45,149,193     522,421,314            1.9%
                                                                                 ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $19,400,546,693)..........................................               $28,190,385,430          101.9%
                                                                                 ===============          ======

THE U.S. LARGE CAP VALUE SERIES
CONTINUED


At October 31, 2017, The U.S. Large Cap Value Series had entered into the following outstanding futures contracts:

                                                                            UNREALIZED
                           NUMBER OF EXPIRATION   NOTIONAL      MARKET     APPRECIATION
DESCRIPTION                CONTRACTS    DATE       VALUE        VALUE     (DEPRECIATION)
-----------                --------- ---------- ------------ ------------ --------------
LONG POSITION CONTRACTS:
S&P 500 Emini Index(R)....   1,472    12/15/17  $181,290,778 $189,350,720   $8,059,942
                                                ------------ ------------   ----------
TOTAL FUTURES CONTRACTS...                      $181,290,778 $189,350,720   $8,059,942
                                                ============ ============   ==========

Summary of the Series' investments as of October 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ----------------------------------------------------
                                     LEVEL 1       LEVEL 2    LEVEL 3      TOTAL
                                 --------------- ------------ ------- ---------------
Common Stocks
 Consumer Discretionary......... $ 3,718,193,837           --   --    $ 3,718,193,837
 Consumer Staples...............   1,792,804,386           --   --      1,792,804,386
 Energy.........................   3,187,835,108           --   --      3,187,835,108
 Financials.....................   6,791,524,378           --   --      6,791,524,378
 Health Care....................   3,402,764,959           --   --      3,402,764,959
 Industrials....................   2,274,775,491           --   --      2,274,775,491
 Information Technology.........   4,109,075,578           --   --      4,109,075,578
 Materials......................     937,357,935           --   --        937,357,935
 Real Estate....................      28,033,652           --   --         28,033,652
 Telecommunication Services.....   1,090,350,488           --   --      1,090,350,488
 Utilities......................      62,978,242           --   --         62,978,242
Rights/Warrants.................              -- $    199,056   --            199,056
Temporary Cash Investments......     272,071,006           --   --        272,071,006
Securities Lending Collateral...              --  522,421,314   --        522,421,314
Futures Contracts**.............       8,059,942           --   --          8,059,942
                                 --------------- ------------   --    ---------------
TOTAL........................... $27,675,825,002 $522,620,370   --    $28,198,445,372
                                 =============== ============   ==    ===============

  **Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                      THE DFA INTERNATIONAL VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2017

                                                                            PERCENTAGE
                                                  SHARES      VALUE++     OF NET ASSETS**
                                                  ------      -------     ---------------
COMMON STOCKS -- (94.5%)
AUSTRALIA -- (5.7%)
#   Australia & New Zealand Banking Group, Ltd.. 6,120,380 $  140,453,824            1.1%
    BHP Billiton, Ltd........................... 6,597,392    135,832,357            1.1%
#   BHP Billiton, Ltd. Sponsored ADR............ 1,510,491     61,899,921            0.5%
    Woodside Petroleum, Ltd..................... 2,846,042     67,089,785            0.5%
    Other Securities............................              343,438,930            2.7%
                                                           --------------            ----
TOTAL AUSTRALIA.................................              748,714,817            5.9%
                                                           --------------            ----

AUSTRIA -- (0.1%)
    Other Securities............................               13,284,762            0.1%
                                                           --------------            ----

BELGIUM -- (1.0%)
    Other Securities............................              129,560,360            1.0%
                                                           --------------            ----

CANADA -- (7.7%)
    Bank of Montreal............................ 1,746,675    133,812,772            1.1%
    Suncor Energy, Inc.......................... 3,911,426    132,796,279            1.0%
    Other Securities............................              745,440,840            5.9%
                                                           --------------            ----
TOTAL CANADA....................................            1,012,049,891            8.0%
                                                           --------------            ----

DENMARK -- (1.7%)
    Other Securities............................              222,737,552            1.8%
                                                           --------------            ----

FINLAND -- (0.9%)
    Other Securities............................              115,389,730            0.9%
                                                           --------------            ----

FRANCE -- (9.2%)
    AXA SA...................................... 2,859,375     86,319,921            0.7%
    BNP Paribas SA.............................. 2,361,620    184,323,068            1.5%
#   Engie SA.................................... 5,125,526     86,631,897            0.7%
    Orange SA................................... 5,424,781     89,116,543            0.7%
    Peugeot SA.................................. 2,829,994     67,143,170            0.5%
    Renault SA..................................   914,987     90,733,026            0.7%
    Societe Generale SA......................... 1,935,625    107,726,187            0.8%
    Total SA.................................... 5,355,467    298,503,517            2.3%
    Other Securities............................              195,514,428            1.6%
                                                           --------------            ----
TOTAL FRANCE....................................            1,206,011,757            9.5%
                                                           --------------            ----

GERMANY -- (7.2%)
    Allianz SE..................................   309,762     72,316,665            0.6%
#   Allianz SE Sponsored ADR.................... 2,622,354     61,364,132            0.5%
    Bayerische Motoren Werke AG................. 1,144,525    117,382,755            0.9%
    Daimler AG.................................. 3,058,631    255,353,316            2.0%
    Other Securities............................              448,990,129            3.5%
                                                           --------------            ----
TOTAL GERMANY...................................              955,406,997            7.5%
                                                           --------------            ----

HONG KONG -- (2.5%)
    CK Hutchison Holdings, Ltd.................. 6,770,984     86,003,062            0.7%
    Other Securities............................              237,434,522            1.8%
                                                           --------------            ----
TOTAL HONG KONG.................................              323,437,584            2.5%
                                                           --------------            ----

IRELAND -- (0.2%)
    Other Securities............................               30,764,664            0.2%
                                                           --------------            ----

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                       PERCENTAGE
                                             SHARES      VALUE++     OF NET ASSETS**
                                             ------      -------     ---------------
ISRAEL -- (0.4%)
    Other Securities......................            $   48,328,428            0.4%
                                                      --------------           -----

ITALY -- (1.9%)
    Fiat Chrysler Automobiles NV..........  4,223,093     73,022,663            0.6%
*   UniCredit SpA.........................  4,382,253     83,747,614            0.6%
    Other Securities......................                89,724,183            0.7%
                                                      --------------           -----
TOTAL ITALY...............................               246,494,460            1.9%
                                                      --------------           -----

JAPAN -- (21.7%)
    Hitachi, Ltd.......................... 10,761,000     85,693,558            0.7%
    Honda Motor Co., Ltd..................  4,402,100    137,948,849            1.1%
    Mitsubishi UFJ Financial Group, Inc... 17,854,906    121,112,359            1.0%
    Mizuho Financial Group, Inc........... 32,106,400     58,333,486            0.5%
#   Nissan Motor Co., Ltd.................  6,443,700     62,667,395            0.5%
    Sumitomo Mitsui Financial Group, Inc..  2,854,200    114,347,007            0.9%
    Toyota Motor Corp.....................  3,590,490    222,703,923            1.8%
    Other Securities......................             2,055,894,920           16.0%
                                                      --------------           -----
TOTAL JAPAN...............................             2,858,701,497           22.5%
                                                      --------------           -----

NETHERLANDS -- (3.1%)
    ING Groep NV..........................  5,655,087    104,502,975            0.8%
    Other Securities......................               305,269,728            2.4%
                                                      --------------           -----
TOTAL NETHERLANDS.........................               409,772,703            3.2%
                                                      --------------           -----

NEW ZEALAND -- (0.1%)
    Other Securities......................                15,999,490            0.1%
                                                      --------------           -----

NORWAY -- (0.8%)
    Other Securities......................               104,297,070            0.8%
                                                      --------------           -----

PORTUGAL -- (0.0%)
    Other Securities......................                 4,474,616            0.0%
                                                      --------------           -----

SINGAPORE -- (1.0%)
    Other Securities......................               130,679,480            1.0%
                                                      --------------           -----

SPAIN -- (2.8%)
    Banco Santander SA.................... 30,252,813    205,093,196            1.6%
    Repsol SA.............................  5,254,339     98,463,132            0.8%
    Other Securities......................                66,397,472            0.5%
                                                      --------------           -----
TOTAL SPAIN...............................               369,953,800            2.9%
                                                      --------------           -----

SWEDEN -- (2.5%)
    Nordea Bank AB........................  7,285,616     88,044,529            0.7%
    Other Securities......................               243,042,505            1.9%
                                                      --------------           -----
TOTAL SWEDEN..............................               331,087,034            2.6%
                                                      --------------           -----

SWITZERLAND -- (7.4%)
    Adecco Group AG.......................    747,305     59,289,170            0.5%
    Cie Financiere Richemont SA...........  1,177,332    108,533,855            0.8%
    Novartis AG...........................  1,704,593    140,593,520            1.1%
    Swiss Re AG...........................    821,038     77,268,128            0.6%
    UBS Group AG..........................  3,507,610     59,675,333            0.5%
    Zurich Insurance Group AG.............    417,577    127,429,914            1.0%
    Other Securities......................               397,917,168            3.1%
                                                      --------------           -----
TOTAL SWITZERLAND.........................               970,707,088            7.6%
                                                      --------------           -----

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                                     PERCENTAGE
                                                         SHARES        VALUE++     OF NET ASSETS**
                                                         ------        -------     ---------------
UNITED KINGDOM -- (16.6%)
#     Anglo American P.L.C............................   5,924,428 $   111,752,548            0.9%
      BP P.L.C. Sponsored ADR.........................   8,731,578     355,113,277            2.8%
      Glencore P.L.C..................................  22,334,025     107,721,452            0.9%
      HSBC Holdings P.L.C.............................  19,975,015     195,058,378            1.5%
#     HSBC Holdings P.L.C. Sponsored ADR..............   2,963,067     144,508,777            1.1%
      Lloyds Banking Group P.L.C...................... 143,997,641     130,523,854            1.0%
      Royal Dutch Shell P.L.C. Class A................   2,374,989      74,764,137            0.6%
      Royal Dutch Shell P.L.C. Sponsored ADR, Class A.   3,844,392     242,312,004            1.9%
#     Royal Dutch Shell P.L.C. Sponsored ADR, Class B.   3,852,485     251,798,420            2.0%
      Vodafone Group P.L.C............................  58,351,986     166,906,425            1.3%
#     Vodafone Group P.L.C. Sponsored ADR.............   4,011,201     116,244,613            0.9%
      Other Securities................................                 290,308,288            2.3%
                                                                   ---------------          ------
TOTAL UNITED KINGDOM..................................               2,187,012,173           17.2%
                                                                   ---------------          ------
TOTAL COMMON STOCKS...................................              12,434,865,953           97.6%
                                                                   ---------------          ------

PREFERRED STOCKS -- (1.0%)

GERMANY -- (1.0%)
      Volkswagen AG...................................     601,796     110,190,738            0.9%
      Other Securities................................                  26,544,560            0.2%
                                                                   ---------------          ------
TOTAL GERMANY.........................................                 136,735,298            1.1%
                                                                   ---------------          ------
TOTAL PREFERRED STOCKS................................                 136,735,298            1.1%
                                                                   ---------------          ------

RIGHTS/WARRANTS -- (0.0%)

SPAIN -- (0.0%)
      Other Securities................................                   1,612,210            0.0%
                                                                   ---------------          ------
TOTAL INVESTMENT SECURITIES...........................              12,573,213,461
                                                                   ---------------

                                                                       VALUE+
                                                           -           ------             -
SECURITIES LENDING COLLATERAL -- (4.5%)
(S)@  DFA Short Term Investment Fund..................  51,323,210     593,860,860            4.7%
                                                                   ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $11,050,403,930)............................               $13,167,074,321          103.4%
                                                                   ===============          ======

At October 31, 2017, The DFA International Value Series had entered into the following outstanding futures contracts:

                                                                           UNREALIZED
                          NUMBER OF EXPIRATION   NOTIONAL      MARKET     APPRECIATION
DESCRIPTION               CONTRACTS    DATE       VALUE        VALUE     (DEPRECIATION)
-----------               --------- ---------- ------------ ------------ --------------
LONG POSITION CONTRACTS:
MSCI EAFE Index Future...    381     12/15/17  $ 37,262,799 $ 38,240,970   $  978,171
S&P 500 Emini Index(R)...    554     12/15/17    69,357,696   71,263,790    1,906,094
                                               ------------ ------------   ----------
TOTAL FUTURES CONTRACTS..                      $106,620,495 $109,504,760   $2,884,265
                                               ============ ============   ==========

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


Summary of the Series' investments as of October 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ------------------------------------------------------
                                  LEVEL 1         LEVEL 2     LEVEL 3      TOTAL
                               -------------- --------------- ------- ---------------
Common Stocks
  Australia................... $   66,171,450 $   682,543,367   --    $   748,714,817
  Austria.....................             --      13,284,762   --         13,284,762
  Belgium.....................             --     129,560,360   --        129,560,360
  Canada......................  1,012,049,891              --   --      1,012,049,891
  Denmark.....................             --     222,737,552   --        222,737,552
  Finland.....................      3,512,957     111,876,773   --        115,389,730
  France......................         90,389   1,205,921,368   --      1,206,011,757
  Germany.....................    121,435,557     833,971,440   --        955,406,997
  Hong Kong...................             --     323,437,584   --        323,437,584
  Ireland.....................      7,455,562      23,309,102   --         30,764,664
  Israel......................             --      48,328,428   --         48,328,428
  Italy.......................     41,309,073     205,185,387   --        246,494,460
  Japan.......................     65,681,064   2,793,020,433   --      2,858,701,497
  Netherlands.................     46,587,082     363,185,621   --        409,772,703
  New Zealand.................             --      15,999,490   --         15,999,490
  Norway......................      3,986,233     100,310,837   --        104,297,070
  Portugal....................             --       4,474,616   --          4,474,616
  Singapore...................             --     130,679,480   --        130,679,480
  Spain.......................      1,208,347     368,745,453   --        369,953,800
  Sweden......................      3,437,406     327,649,628   --        331,087,034
  Switzerland.................     43,586,047     927,121,041   --        970,707,088
  United Kingdom..............  1,184,084,036   1,002,928,137   --      2,187,012,173
Preferred Stocks
  Germany.....................             --     136,735,298   --        136,735,298
Rights/Warrants
  Spain.......................             --       1,612,210   --          1,612,210
Securities Lending Collateral.             --     593,860,860   --        593,860,860
Futures Contracts**...........      2,884,265              --   --          2,884,265
                               -------------- ---------------   --    ---------------
TOTAL......................... $2,603,479,359 $10,566,479,227   --    $13,169,958,586
                               ============== ===============   ==    ===============

  **Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                       THE JAPANESE SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2017

                                                                      PERCENTAGE
                                            SHARES      VALUE++     OF NET ASSETS**
                                            ------      -------     ---------------
COMMON STOCKS -- (90.8%)
Consumer Discretionary -- (17.8%)
    Aoyama Trading Co., Ltd...............   307,500 $   11,394,402            0.3%
#   Resorttrust, Inc......................   507,200      9,986,546            0.3%
    Wacoal Holdings Corp..................   338,000      9,660,986            0.3%
    Other Securities......................              742,584,862           18.5%
                                                     --------------           -----
Total Consumer Discretionary..............              773,626,796           19.4%
                                                     --------------           -----
Consumer Staples -- (7.4%)
    Megmilk Snow Brand Co., Ltd...........   321,100      8,988,272            0.2%
    Morinaga Milk Industry Co., Ltd.......   243,400      9,344,287            0.2%
    Nippon Suisan Kaisha, Ltd............. 1,832,600     11,212,866            0.3%
    Takara Holdings, Inc.................. 1,048,200     10,253,490            0.3%
    Other Securities......................              282,326,095            7.1%
                                                     --------------           -----
Total Consumer Staples....................              322,125,010            8.1%
                                                     --------------           -----
Energy -- (1.0%)
    Other Securities......................               43,983,248            1.1%
                                                     --------------           -----
Financials -- (7.7%)
    77 Bank, Ltd. (The)...................   392,952      9,986,545            0.3%
    Daishi Bank, Ltd. (The)...............   207,100     10,141,558            0.3%
    Jafco Co., Ltd........................   190,600      9,420,141            0.2%
    Nishi-Nippon Financial Holdings, Inc..   773,100      9,020,926            0.2%
    Other Securities......................              299,008,703            7.5%
                                                     --------------           -----
Total Financials..........................              337,577,873            8.5%
                                                     --------------           -----
Health Care -- (4.1%)
    Nihon Kohden Corp.....................   407,000      9,060,324            0.2%
    Nipro Corp............................   630,500      9,192,086            0.2%
    Sawai Pharmaceutical Co., Ltd.........   197,500     11,202,256            0.3%
    Other Securities......................              148,315,169            3.7%
                                                     --------------           -----
Total Health Care.........................              177,769,835            4.4%
                                                     --------------           -----
Industrials -- (26.3%)
    Aica Kogyo Co., Ltd...................   264,800      9,261,490            0.2%
    DMG Mori Co., Ltd.....................   619,700     12,496,608            0.3%
    Glory, Ltd............................   243,900      9,121,396            0.2%
    Hanwa Co., Ltd........................   244,200      9,268,572            0.2%
    Hazama Ando Corp...................... 1,180,700      9,626,535            0.3%
#   Japan Steel Works, Ltd. (The).........   398,400     10,097,965            0.3%
    Nagase & Co., Ltd.....................   535,500      9,095,948            0.2%
    Nikkon Holdings Co., Ltd..............   356,800      9,138,051            0.2%
    Nishi-Nippon Railroad Co., Ltd........   406,600     10,869,438            0.3%
    Nishimatsu Construction Co., Ltd......   358,800     10,832,245            0.3%
#   Nisshinbo Holdings, Inc...............   911,080     10,939,879            0.3%
    OKUMA Corp............................   169,800     10,437,221            0.3%
    Penta-Ocean Construction Co., Ltd..... 1,890,000     12,503,434            0.3%
    Pilot Corp............................   221,300     11,188,873            0.3%
    Sankyu, Inc...........................   250,200     10,344,070            0.3%
#   Tadano, Ltd...........................   658,100     10,029,797            0.3%
    TechnoPro Holdings, Inc...............   217,600      9,976,612            0.3%
    Ushio, Inc............................   657,700      9,129,387            0.2%
    Other Securities......................              959,790,164           23.9%
                                                     --------------           -----
Total Industrials.........................            1,144,147,685           28.7%
                                                     --------------           -----

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                         PERCENTAGE
                                               SHARES      VALUE++     OF NET ASSETS**
                                               ------      -------     ---------------
Information Technology -- (13.4%)
      Amano Corp............................    391,500 $    9,633,436            0.3%
      Citizen Watch Co., Ltd................  1,479,400     10,876,479            0.3%
#     Hitachi Kokusai Electric, Inc.........    332,500      9,210,643            0.2%
      Taiyo Yuden Co., Ltd..................    678,700     11,849,631            0.3%
      Tokyo Seimitsu Co., Ltd...............    240,800      9,572,803            0.3%
      Topcon Corp...........................    662,200     14,001,261            0.4%
      Other Securities......................               520,379,508           12.9%
                                                        --------------          ------
Total Information Technology................               585,523,761           14.7%
                                                        --------------          ------
Materials -- (10.1%)
      ADEKA Corp............................    544,000      9,396,399            0.2%
      Nihon Parkerizing Co., Ltd............    581,400      9,531,034            0.2%
      Nippon Light Metal Holdings Co., Ltd..  3,567,200     10,499,570            0.3%
      NOF Corp..............................    435,000     12,571,633            0.3%
      Sumitomo Bakelite Co., Ltd............  1,112,000      9,042,991            0.2%
      Sumitomo Osaka Cement Co., Ltd........  2,368,000     10,844,854            0.3%
      Tokai Carbon Co., Ltd.................  1,289,000     12,880,783            0.3%
#     Tokuyama Corp.........................    462,998     13,138,460            0.3%
      Toyobo Co., Ltd.......................    568,800     10,956,472            0.3%
      Other Securities......................               342,221,667            8.7%
                                                        --------------          ------
Total Materials.............................               441,083,863           11.1%
                                                        --------------          ------
Real Estate -- (2.0%)
      Leopalace21 Corp......................  1,598,200     11,934,140            0.3%
      Other Securities......................                73,820,456            1.8%
                                                        --------------          ------
Total Real Estate...........................                85,754,596            2.1%
                                                        --------------          ------
Telecommunication Services -- (0.1%)
      Other Securities......................                 4,632,664            0.1%
                                                        --------------          ------
Utilities -- (0.9%)
*     Hokkaido Electric Power Co., Inc......  1,189,200      9,371,339            0.2%
#     Hokuriku Electric Power Co............  1,087,400      9,608,330            0.3%
      Other Securities......................                20,333,472            0.5%
                                                        --------------          ------
Total Utilities.............................                39,313,141            1.0%
                                                        --------------          ------
TOTAL COMMON STOCKS.........................             3,955,538,472           99.2%
                                                        --------------          ------
TOTAL INVESTMENT SECURITIES.................             3,955,538,472
                                                        --------------

                                                           VALUE+
                                                           ------
SECURITIES LENDING COLLATERAL -- (9.2%)
(S)@  DFA Short Term Investment Fund........ 34,516,023    399,384,904           10.0%
                                                        --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,314,290,953)...................              $4,354,923,376          109.2%
                                                        ==============          ======

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


Summary of the Series' investments as of October 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                  ---------------------------------------------
                                  LEVEL 1    LEVEL 2     LEVEL 3     TOTAL
                                  ------- -------------- ------- --------------
 Common Stocks
  Consumer Discretionary.........   --    $  773,626,796   --    $  773,626,796
  Consumer Staples...............   --       322,125,010   --       322,125,010
  Energy.........................   --        43,983,248   --        43,983,248
  Financials.....................   --       337,577,873   --       337,577,873
  Health Care....................   --       177,769,835   --       177,769,835
  Industrials....................   --     1,144,147,685   --     1,144,147,685
  Information Technology.........   --       585,523,761   --       585,523,761
  Materials......................   --       441,083,863   --       441,083,863
  Real Estate....................   --        85,754,596   --        85,754,596
  Telecommunication Services.....   --         4,632,664   --         4,632,664
  Utilities......................   --        39,313,141   --        39,313,141
 Securities Lending Collateral...   --       399,384,904   --       399,384,904
                                    --    --------------   --    --------------
 TOTAL...........................   --    $4,354,923,376   --    $4,354,923,376
                                    ==    ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                     THE ASIA PACIFIC SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2017

                                                                     PERCENTAGE
                                             SHARES     VALUE++    OF NET ASSETS**
                                             ------     -------    ---------------
COMMON STOCKS -- (87.5%)
AUSTRALIA -- (47.2%)
#   Adelaide Brighton, Ltd................  3,668,074 $ 17,462,503            1.0%
    Ansell, Ltd...........................    830,803   15,292,658            0.8%
    Beach Energy, Ltd..................... 16,720,311   12,508,369            0.7%
#   Blackmores, Ltd.......................     82,235   10,057,671            0.6%
    BT Investment Management, Ltd.........  1,061,631    8,782,885            0.5%
#   carsales.com, Ltd.....................  1,702,940   17,883,224            1.0%
    Cleanaway Waste Management, Ltd....... 10,618,818   12,220,420            0.7%
    CSR, Ltd..............................  3,680,857   13,388,457            0.7%
    Downer EDI, Ltd.......................  3,622,856   19,439,855            1.1%
    DuluxGroup, Ltd.......................  3,101,823   17,518,012            1.0%
    Fairfax Media, Ltd.................... 15,303,894   12,891,987            0.7%
#   G8 Education, Ltd.....................  2,577,771    9,004,963            0.5%
    Iluka Resources, Ltd..................  1,852,267   13,347,308            0.7%
    InvoCare, Ltd.........................    920,100   11,962,615            0.7%
#   IOOF Holdings, Ltd....................  2,368,404   19,535,461            1.1%
    IRESS, Ltd............................  1,175,824   10,600,488            0.6%
#   JB Hi-Fi, Ltd.........................    962,791   16,902,328            0.9%
    Link Administration Holdings, Ltd.....  1,477,619    9,330,538            0.5%
#   Metcash, Ltd..........................  5,204,963   10,752,406            0.6%
    Mineral Resources, Ltd................  1,168,088   15,587,838            0.9%
#   Monadelphous Group, Ltd...............    813,595   10,577,940            0.6%
    nib holdings, Ltd.....................  2,841,283   13,723,457            0.8%
    Northern Star Resources, Ltd..........  4,806,957   19,116,115            1.1%
    Nufarm, Ltd...........................  1,407,770    9,406,021            0.5%
    Orora, Ltd............................  5,866,371   15,297,175            0.8%
    OZ Minerals, Ltd......................  2,198,276   13,574,508            0.7%
#   Perpetual, Ltd........................    356,426   13,246,567            0.7%
    Sims Metal Management, Ltd............  1,382,214   14,015,094            0.8%
    Spark Infrastructure Group............  9,691,872   18,867,222            1.0%
    Tabcorp Holdings, Ltd.................  4,718,586   16,235,426            0.9%
#   Vocus Group, Ltd......................  4,330,071    9,564,561            0.5%
#*  Whitehaven Coal, Ltd..................  4,143,411   11,842,782            0.7%
*   WorleyParsons, Ltd....................  1,194,746   12,850,207            0.7%
    Other Securities......................             519,117,725           28.4%
                                                      ------------           -----
TOTAL AUSTRALIA...........................             971,904,786           53.5%
                                                      ------------           -----

CHINA -- (0.1%)
    Other Securities......................               1,037,587            0.1%
                                                      ------------           -----

HONG KONG -- (24.1%)
    Dah Sing Financial Holdings, Ltd......  1,483,344    9,968,172            0.6%
#*  Esprit Holdings, Ltd.................. 14,828,050    8,972,221            0.5%
    Hopewell Holdings, Ltd................  3,366,000   12,946,497            0.7%
#   IGG, Inc..............................  7,041,000    9,453,202            0.5%
    Johnson Electric Holdings, Ltd........  2,358,750    9,516,625            0.5%
    Luk Fook Holdings International, Ltd..  3,243,000   13,718,512            0.8%
    Man Wah Holdings, Ltd................. 11,957,600   10,803,091            0.6%
    NagaCorp, Ltd......................... 11,248,000    9,087,661            0.5%
    Orient Overseas International, Ltd....  1,483,500   14,287,148            0.8%
    Vitasoy International Holdings, Ltd...  5,557,000   12,849,073            0.7%
    VTech Holdings, Ltd...................    820,400   11,663,361            0.7%
    Xinyi Glass Holdings, Ltd............. 13,352,000   12,938,386            0.7%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                     PERCENTAGE
                                           SHARES      VALUE++     OF NET ASSETS**
                                           ------      -------     ---------------
HONG KONG -- (Continued)
      Other Securities..................            $  359,743,544           19.7%
                                                    --------------          ------
TOTAL HONG KONG.........................               495,947,493           27.3%
                                                    --------------          ------

NEW ZEALAND -- (6.0%)
*     a2 Milk Co., Ltd..................  1,860,803     11,047,609            0.6%
#     Mainfreight, Ltd..................    536,356      8,978,181            0.5%
      SKYCITY Entertainment Group, Ltd..  5,461,701     14,539,711            0.8%
      Other Securities..................                88,218,204            4.9%
                                                    --------------          ------
TOTAL NEW ZEALAND.......................               122,783,705            6.8%
                                                    --------------          ------

SINGAPORE -- (10.1%)
#     Singapore Post, Ltd............... 10,457,500      9,858,175            0.6%
      Venture Corp., Ltd................  1,597,200     22,831,474            1.3%
      Other Securities..................               176,269,027            9.6%
                                                    --------------          ------
TOTAL SINGAPORE.........................               208,958,676           11.5%
                                                    --------------          ------

UNITED KINGDOM -- (0.0%)
      Other Securities..................                    73,767            0.0%
                                                    --------------          ------
TOTAL COMMON STOCKS.....................             1,800,706,014           99.2%
                                                    --------------          ------

RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
      Other Securities..................                   431,607            0.0%
                                                    --------------          ------

HONG KONG -- (0.0%)
      Other Securities..................                     4,043            0.0%
                                                    --------------          ------

NEW ZEALAND -- (0.0%)
      Other Securities..................                     1,010            0.0%
                                                    --------------          ------
TOTAL RIGHTS/WARRANTS...................                   436,660            0.0%
                                                    --------------          ------
TOTAL INVESTMENT SECURITIES.............             1,801,142,674
                                                    --------------

                                                       VALUE+
                                             -         ------             -
SECURITIES LENDING COLLATERAL -- (12.5%)
(S)@  DFA Short Term Investment Fund.... 22,292,852    257,950,593           14.2%
                                                    --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,978,371,714)...............              $2,059,093,267          113.4%
                                                    ==============          ======

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


Summary of the Series' investments as of October 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ----------------------------------------------
                                 LEVEL 1     LEVEL 2     LEVEL 3     TOTAL
                                 -------- -------------- ------- --------------
Common Stocks
 Australia......................       -- $  971,904,786   --    $  971,904,786
 China..........................       --      1,037,587   --         1,037,587
 Hong Kong...................... $573,686    495,373,807   --       495,947,493
 New Zealand....................       --    122,783,705   --       122,783,705
 Singapore......................       --    208,958,676   --       208,958,676
 United Kingdom.................   73,767             --   --            73,767
Rights/Warrants
 Australia......................       --        431,607   --           431,607
 Hong Kong......................       --          4,043   --             4,043
 New Zealand....................       --          1,010   --             1,010
Securities Lending Collateral...       --    257,950,593   --       257,950,593
                                 -------- --------------   --    --------------
TOTAL........................... $647,453 $2,058,445,814   --    $2,059,093,267
                                 ======== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                    THE UNITED KINGDOM SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2017

                                                                  PERCENTAGE
                                          SHARES     VALUE++    OF NET ASSETS**
                                          ------     -------    ---------------
 COMMON STOCKS -- (97.7%)
 Consumer Discretionary -- (20.8%)
     B&M European Value Retail SA......  3,556,127 $ 18,764,210            0.8%
     Bellway P.L.C.....................    662,602   32,126,797            1.4%
     GVC Holdings P.L.C................  1,474,855   18,364,234            0.8%
     Inchcape P.L.C....................  2,337,053   24,258,271            1.0%
     SSP Group P.L.C...................  2,150,632   16,701,979            0.7%
     UBM P.L.C.........................  2,150,381   20,089,069            0.9%
     WH Smith P.L.C....................    660,318   17,952,522            0.8%
     William Hill P.L.C................  4,390,122   15,064,779            0.6%
     Other Securities..................             329,733,378           14.2%
                                                   ------------           -----
 Total Consumer Discretionary..........             493,055,239           21.2%
                                                   ------------           -----
 Consumer Staples -- (4.8%)
     Booker Group P.L.C................  8,370,700   22,363,754            1.0%
     Tate & Lyle P.L.C.................  2,718,312   23,351,051            1.0%
     Other Securities..................              68,237,724            2.9%
                                                   ------------           -----
 Total Consumer Staples................             113,952,529            4.9%
                                                   ------------           -----
 Energy -- (4.2%)
     John Wood Group P.L.C.............  3,479,405   32,900,578            1.4%
 #*  Tullow Oil P.L.C..................  7,033,116   17,017,662            0.7%
     Other Securities..................              48,239,755            2.1%
                                                   ------------           -----
 Total Energy..........................              98,157,995            4.2%
                                                   ------------           -----
 Financials -- (14.8%)
     Beazley P.L.C.....................  2,911,016   19,527,655            0.8%
     Close Brothers Group P.L.C........    842,028   15,529,712            0.7%
     Hiscox, Ltd.......................  1,547,072   29,336,860            1.3%
     IG Group Holdings P.L.C...........  1,926,366   16,715,603            0.7%
     Intermediate Capital Group P.L.C..  1,606,829   20,747,945            0.9%
     Jupiter Fund Management P.L.C.....  2,283,894   18,021,025            0.8%
     Man Group P.L.C...................  9,157,327   23,548,762            1.0%
     Phoenix Group Holdings............  2,000,670   20,109,594            0.9%
     TP ICAP P.L.C.....................  2,829,016   20,454,412            0.9%
     Other Securities..................             166,813,983            7.0%
                                                   ------------           -----
 Total Financials......................             350,805,551           15.0%
                                                   ------------           -----
 Health Care -- (3.8%)
 *   BTG P.L.C.........................  1,883,903   18,858,989            0.8%
 *   Indivior P.L.C....................  3,837,838   18,938,519            0.8%
     UDG Healthcare P.L.C..............  1,295,217   15,903,433            0.7%
     Other Securities..................              36,656,028            1.6%
                                                   ------------           -----
 Total Health Care.....................              90,356,969            3.9%
                                                   ------------           -----
 Industrials -- (25.8%)
     Aggreko P.L.C.....................  1,334,788   16,611,140            0.7%
     BBA Aviation P.L.C................  5,990,848   25,309,196            1.1%
 *   Cobham P.L.C...................... 12,408,518   22,901,572            1.0%
     Hays P.L.C........................  8,341,552   20,648,960            0.9%
     HomeServe P.L.C...................  1,383,521   15,731,024            0.7%
     Howden Joinery Group P.L.C........  3,763,658   20,496,619            0.9%
     IMI P.L.C.........................  1,368,653   22,207,186            1.0%
     Meggitt P.L.C.....................  3,799,091   26,153,041            1.1%
     Melrose Industries P.L.C..........  9,415,164   27,500,308            1.2%

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                                   PERCENTAGE
                                         SHARES      VALUE++     OF NET ASSETS**
                                         ------      -------     ---------------
Industrials -- (Continued)
       Rentokil Initial P.L.C.......... 4,056,594 $   18,089,762            0.8%
       Spirax-Sarco Engineering P.L.C..   367,759     27,595,228            1.2%
       Travis Perkins P.L.C............   853,860     17,236,813            0.7%
       Weir Group P.L.C. (The).........   633,437     16,421,638            0.7%
       Other Securities................              335,262,817           14.3%
                                                  --------------          ------
Total Industrials......................              612,165,304           26.3%
                                                  --------------          ------
Information Technology -- (10.9%)
       Auto Trader Group P.L.C......... 3,741,417     17,013,390            0.7%
       Electrocomponents P.L.C......... 2,762,938     25,482,641            1.1%
       Halma P.L.C..................... 1,908,645     29,948,327            1.3%
*      Paysafe Group P.L.C............. 2,424,051     18,868,212            0.8%
       Playtech P.L.C.................. 1,462,260     19,106,906            0.8%
       Rightmove P.L.C.................   468,485     25,845,606            1.1%
       Spectris P.L.C..................   701,125     23,837,173            1.0%
       Other Securities................               98,875,117            4.3%
                                                  --------------          ------
Total Information Technology...........              258,977,372           11.1%
                                                  --------------          ------
Materials -- (7.4%)
       DS Smith P.L.C.................. 3,354,420     23,198,985            1.0%
*      KAZ Minerals P.L.C.............. 1,433,524     15,478,418            0.7%
       RPC Group P.L.C................. 2,253,573     28,202,447            1.2%
       Victrex P.L.C...................   482,843     15,374,148            0.7%
       Other Securities................               93,920,109            4.0%
                                                  --------------          ------
Total Materials........................              176,174,107            7.6%
                                                  --------------          ------
Real Estate -- (2.3%)
       Other Securities................               54,350,850            2.3%
                                                  --------------          ------
Telecommunication Services -- (1.3%)
       Inmarsat P.L.C.................. 2,371,810     19,563,902            0.9%
       Other Securities................               12,151,612            0.5%
                                                  --------------          ------
Total Telecommunication Services.......               31,715,514            1.4%
                                                  --------------          ------
Utilities -- (1.6%)
       Pennon Group P.L.C.............. 2,236,812     23,590,729            1.0%
       Other Securities................               13,858,087            0.6%
                                                  --------------          ------
Total Utilities........................               37,448,816            1.6%
                                                  --------------          ------
TOTAL COMMON STOCKS....................            2,317,160,246           99.5%
                                                  --------------          ------
TOTAL INVESTMENT SECURITIES............            2,317,160,246
                                                  --------------

                                                     VALUE+
                                                     ------
SECURITIES LENDING COLLATERAL -- (2.3%)
(S)@   DFA Short Term Investment Fund.. 4,640,939     53,700,300            2.3%
                                                  --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,951,561,258)..............             $2,370,860,546          101.8%
                                                  ==============          ======

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


Summary of the Series' investments as of October 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                                  ---------------------------------------------
                                  LEVEL 1    LEVEL 2     LEVEL 3     TOTAL
                                  ------- -------------- ------- --------------
 Common Stocks
  Consumer Discretionary.........   --    $  493,055,239   --    $  493,055,239
  Consumer Staples...............   --       113,952,529   --       113,952,529
  Energy.........................   --        98,157,995   --        98,157,995
  Financials.....................   --       350,805,551   --       350,805,551
  Health Care....................   --        90,356,969   --        90,356,969
  Industrials....................   --       612,165,304   --       612,165,304
  Information Technology.........   --       258,977,372   --       258,977,372
  Materials......................   --       176,174,107   --       176,174,107
  Real Estate....................   --        54,350,850   --        54,350,850
  Telecommunication Services.....   --        31,715,514   --        31,715,514
  Utilities......................   --        37,448,816   --        37,448,816
 Securities Lending Collateral...   --        53,700,300   --        53,700,300
                                    --    --------------   --    --------------
 TOTAL...........................   --    $2,370,860,546   --    $2,370,860,546
                                    ==    ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                     THE CONTINENTAL SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2017

                                                             PERCENTAGE
                                     SHARES     VALUE++    OF NET ASSETS**
                                     ------     -------    ---------------
     COMMON STOCKS -- (91.6%)
     AUSTRIA -- (3.2%)
         ANDRITZ AG................   351,021 $ 19,848,846            0.4%
         Other Securities..........            177,396,677            3.0%
                                              ------------           -----
     TOTAL AUSTRIA.................            197,245,523            3.4%
                                              ------------           -----

     BELGIUM -- (4.2%)
         Ackermans & van Haaren NV.   134,719   23,072,545            0.4%
     *   Galapagos NV..............   220,186   21,413,464            0.4%
         Umicore SA................   703,600   31,444,010            0.6%
         Other Securities..........            183,087,877            3.1%
                                              ------------           -----
     TOTAL BELGIUM.................            259,017,896            4.5%
                                              ------------           -----

     DENMARK -- (4.8%)
         GN Store Nord A.S.........   855,243   28,303,028            0.5%
         Jyske Bank A.S............   434,014   24,525,321            0.4%
         TDC A.S................... 5,173,971   30,589,544            0.5%
     *   Topdanmark A.S............   491,266   20,195,323            0.4%
         Other Securities..........            192,193,095            3.3%
                                              ------------           -----
     TOTAL DENMARK.................            295,806,311            5.1%
                                              ------------           -----

     FINLAND -- (6.0%)
         Elisa Oyj.................   674,321   27,152,966            0.5%
         Huhtamaki Oyj.............   574,099   24,453,639            0.4%
         Metso Oyj.................   654,668   23,776,410            0.4%
         Nokian Renkaat Oyj........   659,051   30,215,607            0.5%
         Outokumpu Oyj............. 2,921,503   27,616,847            0.5%
         Other Securities..........            238,617,463            4.2%
                                              ------------           -----
     TOTAL FINLAND.................            371,832,932            6.5%
                                              ------------           -----

     FRANCE -- (12.9%)
     #   Edenred................... 1,222,953   35,256,073            0.6%
         Faurecia..................   306,467   22,278,725            0.4%
         Groupe Eurotunnel SE...... 1,656,217   20,813,393            0.4%
     #   Ingenico Group SA.........   301,300   29,258,749            0.5%
         Lagardere SCA.............   673,857   22,190,928            0.4%
         Orpea.....................   178,098   21,337,715            0.4%
         Rexel SA.................. 1,596,995   28,477,648            0.5%
     #   Rubis SCA.................   466,180   29,254,014            0.5%
         Teleperformance...........   253,057   36,957,477            0.7%
     *   Ubisoft Entertainment SA..   521,852   39,817,112            0.7%
         Other Securities..........            512,562,878            8.8%
                                              ------------           -----
     TOTAL FRANCE..................            798,204,712           13.9%
                                              ------------           -----

     GERMANY -- (14.8%)
         Duerr AG..................   143,919   19,916,912            0.4%
     *   Evotec AG................. 1,078,504   22,950,178            0.4%
         Freenet AG................   763,964   25,583,539            0.5%
     #   Hugo Boss AG..............   314,787   28,154,350            0.5%
     #   K+S AG.................... 1,020,067   24,799,642            0.4%
         Lanxess AG................   471,353   36,958,137            0.6%
         LEG Immobilien AG.........   331,263   33,743,929            0.6%
         MTU Aero Engines AG.......   144,099   24,384,649            0.4%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                               PERCENTAGE
                                       SHARES     VALUE++    OF NET ASSETS**
                                       ------     -------    ---------------
   GERMANY -- (Continued)
       OSRAM Licht AG................   280,364 $ 21,467,400            0.4%
   #   QIAGEN NV.....................   701,160   23,788,035            0.4%
       Rheinmetall AG................   234,011   27,793,104            0.5%
       Other Securities..............            629,683,762           10.9%
                                                ------------           -----
   TOTAL GERMANY.....................            919,223,637           16.0%
                                                ------------           -----

   HONG KONG -- (0.1%)
       Other Securities..............              3,147,046            0.1%
                                                ------------           -----

   IRELAND -- (1.2%)
       Kingspan Group P.L.C..........   734,997   30,725,971            0.5%
       Other Securities..............             46,011,856            0.8%
                                                ------------           -----
   TOTAL IRELAND.....................             76,737,827            1.3%
                                                ------------           -----

   ISRAEL -- (2.5%)
       Other Securities..............            153,649,964            2.7%
                                                ------------           -----

   ITALY -- (10.2%)
   #*  Banco BPM SpA................. 9,344,575   32,536,729            0.6%
       FinecoBank Banca Fineco SpA... 2,170,080   20,296,722            0.4%
       Moncler SpA...................   730,401   20,735,047            0.4%
       Prysmian SpA..................   907,443   31,224,581            0.6%
   #   Unione di Banche Italiane SpA. 6,512,755   30,567,169            0.5%
       Other Securities..............            498,381,755            8.5%
                                                ------------           -----
   TOTAL ITALY.......................            633,742,003           11.0%
                                                ------------           -----

   NETHERLANDS -- (5.7%)
       Aalberts Industries NV........   633,462   31,236,489            0.6%
       ASM International NV..........   339,707   22,765,126            0.4%
       Boskalis Westminster..........   594,181   21,239,893            0.4%
       SBM Offshore NV............... 1,217,053   21,719,672            0.4%
       Other Securities..............            257,243,164            4.3%
                                                ------------           -----
   TOTAL NETHERLANDS.................            354,204,344            6.1%
                                                ------------           -----

   NORWAY -- (2.2%)
       Other Securities..............            138,286,028            2.4%
                                                ------------           -----

   PORTUGAL -- (1.1%)
       Other Securities..............             67,632,440            1.2%
                                                ------------           -----

   SPAIN -- (5.2%)
       Cellnex Telecom SA............   909,420   22,573,590            0.4%
       Other Securities..............            298,606,877            5.2%
                                                ------------           -----
   TOTAL SPAIN.......................            321,180,467            5.6%
                                                ------------           -----

   SWEDEN -- (6.9%)
       Other Securities..............            429,210,166            7.5%
                                                ------------           -----

   SWITZERLAND -- (10.6%)
   #   ams AG........................   316,689   28,893,663            0.5%
       Georg Fischer AG..............    24,221   29,841,965            0.5%
       Helvetia Holding AG...........    37,722   20,278,728            0.4%
       Logitech International SA.....   744,066   26,607,319            0.5%
       Temenos Group AG..............   307,521   35,509,903            0.6%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                                    PERCENTAGE
                                          SHARES      VALUE++     OF NET ASSETS**
                                          ------      -------     ---------------
SWITZERLAND -- (Continued)
       Other Securities................            $  515,114,990            8.9%
                                                   --------------          ------
TOTAL SWITZERLAND......................               656,246,568           11.4%
                                                   --------------          ------
TOTAL COMMON STOCKS....................             5,675,367,864           98.7%
                                                   --------------          ------

PREFERRED STOCKS -- (0.8%)
GERMANY -- (0.8%)
       Other Securities................                46,412,310            0.8%
                                                   --------------          ------
TOTAL PREFERRED STOCKS.................                46,412,310            0.8%
                                                   --------------          ------

RIGHTS/WARRANTS -- (0.0%)
FRANCE -- (0.0%)
       Other Securities................                     2,585            0.0%
                                                   --------------          ------

ISRAEL -- (0.0%)
       Other Securities................                        10            0.0%
                                                   --------------          ------

SPAIN -- (0.0%)
       Other Securities................                   978,996            0.0%
                                                   --------------          ------

SWITZERLAND -- (0.0%)
       Other Securities................                   105,912            0.0%
                                                   --------------          ------
TOTAL RIGHTS/WARRANTS..................                 1,087,503            0.0%
                                                   --------------          ------
TOTAL INVESTMENT SECURITIES............             5,722,867,677
                                                   --------------

                                                      VALUE+
                                                      ------
SECURITIES LENDING COLLATERAL -- (7.6%)
(S)@   DFA Short Term Investment Fund.. 40,695,303    470,885,347            8.2%
                                                   --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $4,482,764,364)..............              $6,193,753,024          107.7%
                                                   ==============          ======

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


Summary of the Series' investments as of October 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 -------------------------------------------------
                                   LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                                 ----------- -------------- ------- --------------
Common Stocks
 Austria........................          -- $  197,245,523   --    $  197,245,523
 Belgium........................ $ 2,677,761    256,340,135   --       259,017,896
 Denmark........................   8,784,672    287,021,639   --       295,806,311
 Finland........................          --    371,832,932   --       371,832,932
 France.........................      32,312    798,172,400   --       798,204,712
 Germany........................          --    919,223,637   --       919,223,637
 Hong Kong......................          --      3,147,046   --         3,147,046
 Ireland........................          --     76,737,827   --        76,737,827
 Israel.........................          --    153,649,964   --       153,649,964
 Italy..........................     109,325    633,632,678   --       633,742,003
 Netherlands....................          --    354,204,344   --       354,204,344
 Norway.........................          --    138,286,028   --       138,286,028
 Portugal.......................          --     67,632,440   --        67,632,440
 Spain..........................          --    321,180,467   --       321,180,467
 Sweden.........................      24,911    429,185,255   --       429,210,166
 Switzerland....................          --    656,246,568   --       656,246,568
Preferred Stocks
 Germany........................          --     46,412,310   --        46,412,310
Rights/Warrants
 France.........................          --          2,585   --             2,585
 Israel.........................          --             10   --                10
 Spain..........................          --        978,996   --           978,996
 Switzerland....................          --        105,912   --           105,912
Securities Lending Collateral...          --    470,885,347   --       470,885,347
                                 ----------- --------------   --    --------------
TOTAL........................... $11,628,981 $6,182,124,043   --    $6,193,753,024
                                 =========== ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                       THE CANADIAN SMALL COMPANY SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2017

                                                                       PERCENTAGE
                                               SHARES     VALUE++    OF NET ASSETS**
                                               ------     -------    ---------------
COMMON STOCKS -- (84.8%)
Consumer Discretionary -- (7.6%)
#   Cineplex, Inc............................   293,783 $  8,885,678            0.7%
    Enercare, Inc............................   592,559    9,236,774            0.8%
*   Great Canadian Gaming Corp...............   333,138    7,917,224            0.7%
#*  Stars Group, Inc. (The)..................   545,738   10,985,827            0.9%
    Other Securities.........................             69,811,273            5.9%
                                                        ------------           -----
Total Consumer Discretionary.................            106,836,776            9.0%
                                                        ------------           -----
Consumer Staples -- (4.2%)
    Cott Corp................................   845,649   12,677,197            1.1%
    Jean Coutu Group PJC, Inc. (The) Class A.   416,076    7,895,156            0.7%
    North West Co., Inc. (The)...............   316,536    7,723,861            0.6%
    Premium Brands Holdings Corp.............   150,162   12,151,703            1.0%
    Other Securities.........................             18,290,744            1.5%
                                                        ------------           -----
Total Consumer Staples.......................             58,738,661            4.9%
                                                        ------------           -----
Energy -- (18.4%)
    Enerflex, Ltd............................   567,158    7,715,389            0.7%
    Enerplus Corp............................ 1,353,175   12,408,387            1.0%
    Gibson Energy, Inc.......................   757,539   10,299,383            0.9%
*   NuVista Energy, Ltd...................... 1,310,626    8,147,601            0.7%
#*  Paramount Resources, Ltd. Class A........   498,213    8,526,895            0.7%
*   Parex Resources, Inc.....................   826,302   10,990,886            0.9%
    Parkland Fuel Corp.......................   542,825   11,023,963            0.9%
    Pembina Pipeline Corp....................   448,593   14,830,223            1.2%
#   Whitecap Resources, Inc.................. 1,837,501   13,189,101            1.1%
    Other Securities.........................            160,468,709           13.5%
                                                        ------------           -----
Total Energy.................................            257,600,537           21.6%
                                                        ------------           -----
Financials -- (6.5%)
#   Canadian Western Bank....................   528,680   14,892,048            1.2%
#   Genworth MI Canada, Inc..................   322,580   10,024,209            0.8%
#   Laurentian Bank of Canada................   221,346   10,294,365            0.9%
    TMX Group, Ltd...........................   218,158   11,919,973            1.0%
    Other Securities.........................             43,967,142            3.8%
                                                        ------------           -----
Total Financials.............................             91,097,737            7.7%
                                                        ------------           -----
Health Care -- (1.4%)
    Other Securities.........................             18,694,077            1.6%
                                                        ------------           -----
Industrials -- (10.7%)
    Maxar Technologies, Ltd..................   184,072   11,644,148            1.0%
    New Flyer Industries, Inc................   253,571   10,759,225            0.9%
    Russel Metals, Inc.......................   356,806    7,976,347            0.7%
#   Stantec, Inc.............................   522,729   14,935,114            1.3%
    TFI International, Inc...................   475,353   11,473,911            1.0%
    Toromont Industries, Ltd.................   425,013   18,735,361            1.6%
    Transcontinental, Inc. Class A...........   366,376    8,133,485            0.7%
    Other Securities.........................             66,087,239            5.4%
                                                        ------------           -----
Total Industrials............................            149,744,830           12.6%
                                                        ------------           -----
Information Technology -- (3.8%)
*   Descartes Systems Group, Inc. (The)......   393,056   11,394,694            1.0%

THE CANADIAN SMALL COMPANY SERIES
CONTINUED

                                                                      PERCENTAGE
                                            SHARES      VALUE++     OF NET ASSETS**
                                            ------      -------     ---------------
Information Technology -- (Continued)
      Other Securities...................            $   42,132,447            3.5%
                                                     --------------          ------
Total Information Technology.............                53,527,141            4.5%
                                                     --------------          ------
Materials -- (24.6%)
      Alamos Gold, Inc. Class A..........  1,820,687     11,530,125            1.0%
*     B2Gold Corp........................  5,370,434     13,653,999            1.1%
*     Canfor Corp........................    502,970     10,004,039            0.8%
*     Centerra Gold, Inc.................  1,552,135     10,539,264            0.9%
*     Detour Gold Corp...................    965,461     10,289,969            0.9%
      Dominion Diamond Corp..............    554,107      7,885,749            0.7%
      HudBay Minerals, Inc...............  1,477,086     10,979,966            0.9%
*     IAMGOLD Corp.......................  3,203,040     17,578,113            1.5%
      Kirkland Lake Gold, Ltd............    913,033     10,707,844            0.9%
*     New Gold, Inc......................  3,504,251     11,598,443            1.0%
#     OceanaGold Corp....................  3,671,560      9,846,987            0.8%
#     Osisko Gold Royalties, Ltd.........    739,341      9,306,945            0.8%
      Pan American Silver Corp...........    847,173     13,842,653            1.2%
      Stella-Jones, Inc..................    241,271      9,425,671            0.8%
      Yamana Gold, Inc...................  4,803,883     12,474,233            1.1%
      Other Securities...................               174,581,152           14.5%
                                                     --------------          ------
Total Materials..........................               344,245,152           28.9%
                                                     --------------          ------
Real Estate -- (2.8%)
      Colliers International Group, Inc..    174,095     10,203,335            0.9%
      FirstService Corp..................    177,734     12,372,909            1.0%
      Other Securities...................                16,673,204            1.4%
                                                     --------------          ------
Total Real Estate........................                39,249,448            3.3%
                                                     --------------          ------
Utilities -- (4.8%)
#     Capital Power Corp.................    550,609     10,426,616            0.9%
#     Northland Power, Inc...............    562,788     10,761,941            0.9%
#     Superior Plus Corp.................    849,685      8,555,467            0.7%
      TransAlta Corp.....................  1,716,509     10,151,898            0.8%
      Other Securities...................                27,790,664            2.4%
                                                     --------------          ------
Total Utilities..........................                67,686,586            5.7%
                                                     --------------          ------
TOTAL COMMON STOCKS......................             1,187,420,945           99.8%
                                                     --------------          ------
TOTAL INVESTMENT SECURITIES..............             1,187,420,945
                                                     --------------

                                                        VALUE+
                                              -         ------             -
SECURITIES LENDING COLLATERAL -- (15.2%)
(S)@  DFA Short Term Investment Fund..... 18,401,076    212,918,854           17.9%
                                                     --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,494,062,372)................              $1,400,339,799          117.7%
                                                     ==============          ======

THE CANADIAN SMALL COMPANY SERIES
CONTINUED


Summary of the Series' investments as of October 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       INVESTMENTS IN SECURITIES (MARKET VALUE)
                                  --------------------------------------------------
                                     LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                                  -------------- ------------ ------- --------------
Common Stocks
 Consumer Discretionary.......... $  106,829,755 $      7,021   --    $  106,836,776
 Consumer Staples................     58,738,661           --   --        58,738,661
 Energy..........................    257,600,528            9   --       257,600,537
 Financials......................     91,097,737           --   --        91,097,737
 Health Care.....................     18,487,331      206,746   --        18,694,077
 Industrials.....................    149,744,830           --   --       149,744,830
 Information Technology..........     53,527,141           --   --        53,527,141
 Materials.......................    344,243,948        1,204   --       344,245,152
 Real Estate.....................     39,249,448           --   --        39,249,448
 Utilities.......................     67,686,586           --   --        67,686,586
Securities Lending Collateral....             --  212,918,854   --       212,918,854
                                  -------------- ------------   --    --------------
TOTAL............................ $1,187,205,965 $213,133,834   --    $1,400,339,799
                                  ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                          THE EMERGING MARKETS SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2017

                                                                                     PERCENTAGE
                                                           SHARES      VALUE++     OF NET ASSETS**
                                                           ------      -------     ---------------
COMMON STOCKS -- (94.6%)
BRAZIL -- (4.7%)
    Ambev SA ADR........................................  5,984,451 $   37,881,575            0.6%
    Vale SA.............................................  3,249,364     31,884,747            0.5%
    Other Securities....................................               248,614,139            3.6%
                                                                    --------------           -----
TOTAL BRAZIL............................................               318,380,461            4.7%
                                                                    --------------           -----

CHILE -- (1.4%)
    Other Securities....................................                98,260,753            1.5%
                                                                    --------------           -----

CHINA -- (17.3%)
#*  Alibaba Group Holding, Ltd. Sponsored ADR...........    649,851    120,150,951            1.8%
*   Baidu, Inc. Sponsored ADR...........................    125,340     30,575,440            0.5%
    Bank of China, Ltd. Class H......................... 47,544,181     23,760,810            0.4%
    China Construction Bank Corp. Class H............... 62,246,590     55,630,710            0.8%
#*  China Evergrande Group..............................  4,670,000     18,013,843            0.3%
#   China Mobile, Ltd. Sponsored ADR....................    918,178     46,322,080            0.7%
    China Overseas Land & Investment, Ltd...............  5,600,000     18,183,289            0.3%
    Industrial & Commercial Bank of China, Ltd. Class H. 56,271,185     44,773,013            0.7%
    NetEase, Inc. ADR...................................     73,351     20,679,114            0.3%
    Ping An Insurance Group Co. of China, Ltd. Class H..  4,622,500     40,622,247            0.6%
    Tencent Holdings, Ltd...............................  4,551,400    204,563,081            3.0%
    Other Securities....................................               558,976,798            8.2%
                                                                    --------------           -----
TOTAL CHINA.............................................             1,182,251,376           17.6%
                                                                    --------------           -----

COLOMBIA -- (0.4%)
    Other Securities....................................                25,767,212            0.4%
                                                                    --------------           -----

CZECH REPUBLIC -- (0.2%)
    Other Securities....................................                13,518,733            0.2%
                                                                    --------------           -----

EGYPT -- (0.1%)
    Other Securities....................................                 7,144,752            0.1%
                                                                    --------------           -----

GREECE -- (0.2%)
    Other Securities....................................                15,325,110            0.2%
                                                                    --------------           -----

HUNGARY -- (0.5%)
    Other Securities....................................                32,247,803            0.5%
                                                                    --------------           -----

INDIA -- (11.8%)
    HDFC Bank, Ltd......................................  1,441,144     40,301,596            0.6%
    Hindustan Unilever, Ltd.............................  1,148,145     21,969,730            0.3%
    Housing Development Finance Corp., Ltd..............  1,501,415     39,446,931            0.6%
    Infosys, Ltd........................................  1,886,232     26,860,653            0.4%
    ITC, Ltd............................................  4,896,443     20,115,143            0.3%
    Reliance Industries, Ltd............................  3,083,335     44,979,899            0.7%
    Tata Consultancy Services, Ltd......................    702,461     28,417,240            0.4%
    Vedanta, Ltd........................................  3,450,645     17,722,576            0.3%
    Other Securities....................................               567,116,279            8.4%
                                                                    --------------           -----
TOTAL INDIA.............................................               806,930,047           12.0%
                                                                    --------------           -----

INDONESIA -- (2.6%)
    Bank Central Asia Tbk PT............................ 13,354,500     20,571,814            0.3%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                          PERCENTAGE
                                                SHARES      VALUE++     OF NET ASSETS**
                                                ------      -------     ---------------
INDONESIA -- (Continued)
    Other Securities.........................            $  156,958,031            2.3%
                                                         --------------           -----
TOTAL INDONESIA..............................               177,529,845            2.6%
                                                         --------------           -----

MALAYSIA -- (2.7%)
    Other Securities.........................               184,723,116            2.8%
                                                         --------------           -----

MEXICO -- (4.0%)
    America Movil S.A.B. de C.V. Series L.... 48,207,854     41,565,106            0.6%
#   Grupo Mexico S.A.B. de C.V. Series B.....  6,360,255     20,684,700            0.3%
    Other Securities.........................               209,133,974            3.1%
                                                         --------------           -----
TOTAL MEXICO.................................               271,383,780            4.0%
                                                         --------------           -----

PERU -- (0.3%)
    Other Securities.........................                19,090,586            0.3%
                                                         --------------           -----

PHILIPPINES -- (1.3%)
    Other Securities.........................                89,567,005            1.3%
                                                         --------------           -----

POLAND -- (1.8%)
    Polski Koncern Naftowy Orlen SA..........    649,675     22,978,685            0.3%
    Other Securities.........................               103,346,844            1.6%
                                                         --------------           -----
TOTAL POLAND.................................               126,325,529            1.9%
                                                         --------------           -----

RUSSIA -- (1.6%)
    Sberbank of Russia PJSC Sponsored ADR....  1,818,206     26,095,273            0.4%
    Other Securities.........................                81,085,956            1.2%
                                                         --------------           -----
TOTAL RUSSIA.................................               107,181,229            1.6%
                                                         --------------           -----

SOUTH AFRICA -- (7.1%)
    MTN Group, Ltd...........................  3,775,818     32,785,832            0.5%
    Naspers, Ltd. Class N....................    407,281     99,226,886            1.5%
    Sasol, Ltd. Sponsored ADR................    777,405     22,630,260            0.3%
    Standard Bank Group, Ltd.................  2,023,352     23,495,927            0.4%
    Other Securities.........................               305,387,361            4.5%
                                                         --------------           -----
TOTAL SOUTH AFRICA...........................               483,526,266            7.2%
                                                         --------------           -----

SOUTH KOREA -- (17.6%)
    Hana Financial Group, Inc................    584,969     25,035,987            0.4%
    Hyundai Mobis Co., Ltd...................     74,326     17,686,287            0.3%
    Hyundai Motor Co.........................    181,576     26,122,725            0.4%
    KB Financial Group, Inc..................    382,135     19,979,647            0.3%
    Kia Motors Corp..........................    609,598     19,295,378            0.3%
    NAVER Corp...............................     37,790     30,204,488            0.5%
    POSCO....................................     72,961     21,267,067            0.3%
    Samsung Electronics Co., Ltd.............    102,618    252,964,114            3.8%
    Samsung Electronics Co., Ltd. GDR........     52,509     64,740,101            1.0%
    Shinhan Financial Group Co., Ltd.........    490,366     22,026,353            0.3%
    SK Hynix, Inc............................    821,484     60,570,209            0.9%
    Other Securities.........................               643,455,294            9.4%
                                                         --------------           -----
TOTAL SOUTH KOREA............................             1,203,347,650           17.9%
                                                         --------------           -----

TAIWAN -- (15.1%)
    Advanced Semiconductor Engineering, Inc.. 14,704,564     17,777,425            0.3%
    Hon Hai Precision Industry Co., Ltd...... 17,961,653     66,762,435            1.0%
    Largan Precision Co., Ltd................    133,860     25,374,450            0.4%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                          PERCENTAGE
                                                                SHARES      VALUE++     OF NET ASSETS**
                                                                ------      -------     ---------------
TAIWAN -- (Continued)
      Taiwan Semiconductor Manufacturing Co., Ltd............ 25,317,808 $  204,676,736            3.1%
      Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored
       ADR...................................................  1,982,786     83,931,331            1.3%
#     United Microelectronics Corp........................... 39,656,000     20,466,664            0.3%
      Other Securities.......................................               610,822,017            8.9%
                                                                         --------------          ------
TOTAL TAIWAN.................................................             1,029,811,058           15.3%
                                                                         --------------          ------

THAILAND -- (2.6%)
      PTT PCL................................................  1,643,400     20,777,483            0.3%
      Other Securities.......................................               160,175,545            2.4%
                                                                         --------------          ------
TOTAL THAILAND...............................................               180,953,028            2.7%
                                                                         --------------          ------

TURKEY -- (1.3%)
      Other Securities.......................................                91,224,396            1.4%
                                                                         --------------          ------
TOTAL COMMON STOCKS..........................................             6,464,489,735           96.2%
                                                                         --------------          ------

PREFERRED STOCKS -- (2.4%)
BRAZIL -- (2.3%)
      Banco Bradesco SA......................................  2,738,905     29,035,926            0.4%
      Itau Unibanco Holding SA...............................  4,804,227     61,754,576            0.9%
      Other Securities.......................................                65,733,433            1.0%
                                                                         --------------          ------
TOTAL BRAZIL.................................................               156,523,935            2.3%
                                                                         --------------          ------

CHILE -- (0.0%)
      Other Securities.......................................                   715,129            0.0%
                                                                         --------------          ------

COLOMBIA -- (0.1%)
      Other Securities.......................................                 5,885,683            0.1%
                                                                         --------------          ------
TOTAL PREFERRED STOCKS.......................................               163,124,747            2.4%
                                                                         --------------          ------

RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
      Other Securities.......................................                    10,028            0.0%
                                                                         --------------          ------

MALAYSIA -- (0.0%)
      Other Securities.......................................                    52,355            0.0%
                                                                         --------------          ------

SOUTH KOREA -- (0.0%)
      Other Securities.......................................                    93,963            0.0%
                                                                         --------------          ------

TAIWAN -- (0.0%)
      Other Securities.......................................                    75,776            0.0%
                                                                         --------------          ------
TOTAL RIGHTS/WARRANTS........................................                   232,122            0.0%
                                                                         --------------          ------
TOTAL INVESTMENT SECURITIES..................................             6,627,846,604
                                                                         --------------

                                                                            VALUE+
                                                                            ------

SECURITIES LENDING COLLATERAL -- (3.0%)
(S)@  DFA Short Term Investment Fund......................... 17,515,266    202,669,148            3.0%
                                                                         --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $4,566,935,653)....................................              $6,830,515,752          101.6%
                                                                         ==============          ======

THE EMERGING MARKETS SERIES
CONTINUED


At October 31, 2017, The Emerging Markets Series had entered into the following outstanding futures contracts:

                                                                                      UNREALIZED
                                       NUMBER OF EXPIRATION  NOTIONAL     MARKET     APPRECIATION
DESCRIPTION                            CONTRACTS    DATE      VALUE       VALUE     (DEPRECIATION)
-----------                            --------- ---------- ----------- ----------- --------------
LONG POSITION CONTRACTS:
MSCI Emerging Markets Index(R)........    650     12/15/17  $35,955,789 $36,536,500    $580,711
S&P 500 Emini Index(R)................    210     12/15/17   26,931,354  27,013,350      81,996
                                                            ----------- -----------    --------
TOTAL FUTURES CONTRACTS...............                      $62,887,143 $63,549,850    $662,707
                                                            =========== ===========    ========

Summary of the Series' investments as of October 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                       INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ----------------------------------------------------
                                    LEVEL 1        LEVEL 2     LEVEL 3     TOTAL
                                 -------------- -------------- ------- --------------
Common Stocks
 Brazil......................... $  318,380,461             --   --    $  318,380,461
 Chile..........................     50,271,128 $   47,989,625   --        98,260,753
 China..........................    328,382,382    853,868,994   --     1,182,251,376
 Colombia.......................     25,767,212             --   --        25,767,212
 Czech Republic.................             --     13,518,733   --        13,518,733
 Egypt..........................        713,024      6,431,728   --         7,144,752
 Greece.........................             --     15,325,110   --        15,325,110
 Hungary........................             --     32,247,803   --        32,247,803
 India..........................     30,846,816    776,083,231   --       806,930,047
 Indonesia......................      5,910,911    171,618,934   --       177,529,845
 Malaysia.......................             --    184,723,116   --       184,723,116
 Mexico.........................    271,383,780             --   --       271,383,780
 Peru...........................     19,090,586             --   --        19,090,586
 Philippines....................      1,951,565     87,615,440   --        89,567,005
 Poland.........................             --    126,325,529   --       126,325,529
 Russia.........................     10,166,767     97,014,462   --       107,181,229
 South Africa...................     51,161,864    432,364,402   --       483,526,266
 South Korea....................     32,069,959  1,171,277,691   --     1,203,347,650
 Taiwan.........................     94,853,278    934,957,780   --     1,029,811,058
 Thailand.......................    180,953,028             --   --       180,953,028
 Turkey.........................        693,339     90,531,057   --        91,224,396
Preferred Stocks
 Brazil.........................    156,523,935             --   --       156,523,935
 Chile..........................             --        715,129   --           715,129
 Colombia.......................      5,885,683             --   --         5,885,683
Rights/Warrants
 Brazil.........................             --         10,028   --            10,028
 Malaysia.......................             --         52,355   --            52,355
 South Korea....................             --         93,963   --            93,963
 Taiwan.........................             --         75,776   --            75,776
Securities Lending Collateral...             --    202,669,148   --       202,669,148
Futures Contracts**.............        662,707             --   --           662,707
                                 -------------- --------------   --    --------------
TOTAL........................... $1,585,668,425 $5,245,510,034   --    $6,831,178,459
                                 ============== ==============   ==    ==============

  **Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                     THE EMERGING MARKETS SMALL CAP SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2017

                                                                                    PERCENTAGE
                                                          SHARES      VALUE++     OF NET ASSETS**
                                                          ------      -------     ---------------
COMMON STOCKS -- (91.1%)
BRAZIL -- (7.1%)
    BR Malls Participacoes SA..........................  7,687,922 $   29,799,423            0.4%
    Cia Hering.........................................  1,540,736     13,752,787            0.2%
*   Cia Siderurgica Nacional SA........................  4,532,630     11,680,393            0.2%
    EDP - Energias do Brasil SA........................  3,285,014     14,460,368            0.2%
    Equatorial Energia SA..............................  1,983,958     36,994,907            0.5%
    Estacio Participacoes SA...........................  3,387,190     30,369,053            0.4%
    Fleury SA..........................................  1,463,812     12,922,964            0.2%
    Localiza Rent a Car SA.............................  1,566,678     27,714,870            0.4%
    Odontoprev SA......................................  2,594,796     12,484,972            0.2%
    Qualicorp SA.......................................  2,251,805     24,092,310            0.3%
*   Rumo SA............................................  4,264,474     16,555,749            0.2%
    Smiles Fidelidade SA...............................    505,800     13,219,790            0.2%
    Sul America SA.....................................  2,998,354     16,433,980            0.2%
    Totvs SA...........................................  1,185,526     11,807,062            0.2%
    Transmissora Alianca de Energia Eletrica SA........  2,006,218     12,572,210            0.2%
    Other Securities...................................               265,659,317            3.6%
                                                                   --------------           -----
TOTAL BRAZIL...........................................               550,520,155            7.6%
                                                                   --------------           -----

CHILE -- (1.7%)
    Engie Energia Chile SA.............................  5,451,139     11,556,388            0.2%
    Parque Arauco SA...................................  6,290,103     18,176,686            0.3%
    Other Securities...................................               103,823,373            1.4%
                                                                   --------------           -----
TOTAL CHILE............................................               133,556,447            1.9%
                                                                   --------------           -----

CHINA -- (15.8%)
    China Everbright, Ltd..............................  6,106,000     14,488,746            0.2%
    China Jinmao Holdings Group, Ltd................... 27,318,300     12,276,931            0.2%
    China Medical System Holdings, Ltd.................  7,095,500     13,120,483            0.2%
#   China National Building Material Co., Ltd. Class H. 21,806,000     18,404,872            0.3%
#*  GCL-Poly Energy Holdings, Ltd...................... 85,046,000     14,622,998            0.2%
    Haitian International Holdings, Ltd................  4,300,000     12,876,638            0.2%
#*  Kaisa Group Holdings, Ltd.......................... 17,438,000     11,142,615            0.2%
    Kingboard Chemical Holdings, Ltd...................  4,126,921     24,489,376            0.4%
    Minth Group, Ltd...................................  2,713,000     14,656,852            0.2%
    Nexteer Automotive Group, Ltd......................  5,949,000     11,650,664            0.2%
    Shanghai Industrial Holdings, Ltd..................  3,608,000     11,083,655            0.2%
    Shenzhen International Holdings, Ltd...............  7,554,367     14,438,734            0.2%
*   Sohu.com, Inc......................................    194,172     11,112,464            0.2%
*   YY, Inc. ADR.......................................    220,940     19,970,767            0.3%
    Other Securities...................................             1,022,760,281           13.7%
                                                                   --------------           -----
TOTAL CHINA............................................             1,227,096,076           16.9%
                                                                   --------------           -----

COLOMBIA -- (0.2%)
    Other Securities...................................                14,911,455            0.2%
                                                                   --------------           -----

GREECE -- (0.3%)
    Other Securities...................................                25,217,545            0.4%
                                                                   --------------           -----

HONG KONG -- (0.0%)
    Other Securities...................................                 1,157,333            0.0%
                                                                   --------------           -----

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                    PERCENTAGE
                                                          SHARES      VALUE++     OF NET ASSETS**
                                                          ------      -------     ---------------
HUNGARY -- (0.1%)
    Other Securities....................................           $    8,961,022            0.1%
                                                                   --------------           -----

INDIA -- (13.6%)
    Crompton Greaves Consumer Electricals, Ltd.......... 3,446,457     11,755,789            0.2%
    Dewan Housing Finance Corp., Ltd.................... 1,161,690     11,518,467            0.2%
    Federal Bank, Ltd................................... 8,667,989     16,334,905            0.2%
    IIFL Holdings, Ltd.................................. 1,475,192     14,013,643            0.2%
    L&T Finance Holdings, Ltd........................... 3,759,476     11,709,043            0.2%
    Other Securities....................................              989,640,789           13.6%
                                                                   --------------           -----
TOTAL INDIA.............................................            1,054,972,636           14.6%
                                                                   --------------           -----

INDONESIA -- (2.9%)
    Other Securities....................................              221,254,087            3.1%
                                                                   --------------           -----

MALAYSIA -- (3.4%)
    Other Securities....................................              263,868,179            3.6%
                                                                   --------------           -----

MEXICO -- (2.2%)
#   Alsea S.A.B. de C.V................................. 5,090,080     15,404,250            0.2%
#   Grupo Aeroportuario del Centro Norte S.A.B. de C.V.. 2,457,934     12,416,754            0.2%
    Other Securities....................................              143,456,023            2.0%
                                                                   --------------           -----
TOTAL MEXICO............................................              171,277,027            2.4%
                                                                   --------------           -----

PHILIPPINES -- (1.3%)
    Other Securities....................................               96,386,183            1.3%
                                                                   --------------           -----

POLAND -- (1.4%)
    CD Projekt SA.......................................   461,488     15,285,919            0.2%
    Other Securities....................................               95,934,650            1.3%
                                                                   --------------           -----
TOTAL POLAND............................................              111,220,569            1.5%
                                                                   --------------           -----

SOUTH AFRICA -- (5.8%)
    AVI, Ltd............................................ 3,164,277     22,063,405            0.3%
    Barloworld, Ltd..................................... 2,208,890     20,834,788            0.3%
    Clicks Group, Ltd................................... 2,664,483     29,843,514            0.4%
    Foschini Group, Ltd. (The).......................... 2,114,828     20,270,606            0.3%
#*  Northam Platinum, Ltd............................... 3,415,807     12,708,838            0.2%
    SPAR Group, Ltd. (The).............................. 1,254,291     14,763,402            0.2%
#   Truworths International, Ltd........................ 2,334,913     12,440,085            0.2%
    Other Securities....................................              311,924,595            4.2%
                                                                   --------------           -----
TOTAL SOUTH AFRICA......................................              444,849,233            6.1%
                                                                   --------------           -----

SOUTH KOREA -- (14.1%)
    Other Securities....................................            1,092,923,395           15.1%
                                                                   --------------           -----

TAIWAN -- (16.2%)
#*  Epistar Corp........................................ 7,530,000     12,203,016            0.2%
#*  Macronix International.............................. 9,266,820     16,945,643            0.3%
    Sino-American Silicon Products, Inc................. 3,975,000     11,099,536            0.2%
    Other Securities....................................            1,215,353,939           16.6%
                                                                   --------------           -----
TOTAL TAIWAN............................................            1,255,602,134           17.3%
                                                                   --------------           -----

THAILAND -- (3.4%)
    Other Securities....................................              263,653,427            3.6%
                                                                   --------------           -----

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                    PERCENTAGE
                                          SHARES      VALUE++     OF NET ASSETS**
                                          ------      -------     ---------------
TURKEY -- (1.6%)
       Other Securities................            $  125,969,893            1.7%
                                                   --------------          ------
TOTAL COMMON STOCKS....................             7,063,396,796           97.4%
                                                   --------------          ------

PREFERRED STOCKS -- (1.4%)
BRAZIL -- (1.3%)
       Cia Energetica de Minas Gerais..  5,525,729     13,057,159            0.2%
       Other Securities................                86,332,841            1.1%
                                                   --------------          ------
TOTAL BRAZIL...........................                99,390,000            1.3%
                                                   --------------          ------

CHILE -- (0.1%)
       Other Securities................                 4,195,197            0.1%
                                                   --------------          ------

COLOMBIA -- (0.0%)
       Other Securities................                 2,738,763            0.0%
                                                   --------------          ------

INDIA -- (0.0%)
       Other Securities................                   143,762            0.0%
                                                   --------------          ------
TOTAL PREFERRED STOCKS.................               106,467,722            1.4%
                                                   --------------          ------

RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
       Other Securities................                   327,212            0.0%
                                                   --------------          ------

CHILE -- (0.0%)
       Other Securities................                   222,147            0.0%
                                                   --------------          ------

HONG KONG -- (0.0%)
       Other Securities................                    10,653            0.0%
                                                   --------------          ------

INDIA -- (0.0%)
       Other Securities................                   312,585            0.0%
                                                   --------------          ------

MALAYSIA -- (0.0%)
       Other Securities................                    53,996            0.0%
                                                   --------------          ------

SOUTH KOREA -- (0.0%)
       Other Securities................                   427,461            0.0%
                                                   --------------          ------

TAIWAN -- (0.0%)
       Other Securities................                    40,793            0.0%
                                                   --------------          ------

THAILAND -- (0.0%)
       Other Securities................                 1,229,207            0.0%
                                                   --------------          ------
TOTAL RIGHTS/WARRANTS..................                 2,624,054            0.0%
                                                   --------------          ------
TOTAL INVESTMENT SECURITIES............             7,172,488,572
                                                   --------------

                                                      VALUE+
                                            -         ------             -
SECURITIES LENDING COLLATERAL -- (7.5%)
(S)@   DFA Short Term Investment Fund.. 50,518,649    584,551,292            8.1%
                                                   --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $6,644,318,658)..............              $7,757,039,864          106.9%
                                                   ==============          ======

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


At October 31, 2017, The Emerging Markets Small Cap Series had entered into the following outstanding futures contracts:

                                                                                      UNREALIZED
                                       NUMBER OF EXPIRATION  NOTIONAL     MARKET     APPRECIATION
DESCRIPTION                            CONTRACTS    DATE      VALUE       VALUE     (DEPRECIATION)
-----------                            --------- ---------- ----------- ----------- --------------
LONG POSITION CONTRACTS:
MSCI Emerging Markets Index(R)........    650     12/15/17  $35,838,323 $36,536,500   $  698,177
S&P 500 Emini Index(R)................    115     12/15/17   14,359,518  14,793,025      433,507
                                                            ----------- -----------   ----------
TOTAL FUTURES CONTRACTS...............                      $50,197,841 $51,329,525   $1,131,684
                                                            =========== ===========   ==========

Summary of the Series' investments as of October 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                        INVESTMENTS IN SECURITIES (MARKET VALUE)
                                  ----------------------------------------------------
                                     LEVEL 1        LEVEL 2     LEVEL 3     TOTAL
                                  -------------- -------------- ------- --------------
Common Stocks
 Brazil.......................... $  550,520,155             --   --    $  550,520,155
 Chile...........................        981,740 $  132,574,707   --       133,556,447
 China...........................     89,180,547  1,137,915,529   --     1,227,096,076
 Colombia........................     14,911,455             --   --        14,911,455
 Greece..........................             --     25,217,545   --        25,217,545
 Hong Kong.......................             --      1,157,333   --         1,157,333
 Hungary.........................             --      8,961,022   --         8,961,022
 India...........................     11,232,946  1,043,739,690   --     1,054,972,636
 Indonesia.......................        807,023    220,447,064   --       221,254,087
 Malaysia........................         71,943    263,796,236   --       263,868,179
 Mexico..........................    170,986,135        290,892   --       171,277,027
 Philippines.....................             --     96,386,183   --        96,386,183
 Poland..........................             --    111,220,569   --       111,220,569
 South Africa....................      5,028,616    439,820,617   --       444,849,233
 South Korea.....................      1,107,748  1,091,815,647   --     1,092,923,395
 Taiwan..........................      1,180,409  1,254,421,725   --     1,255,602,134
 Thailand........................    263,170,583        482,844   --       263,653,427
 Turkey..........................             --    125,969,893   --       125,969,893
Preferred Stocks
 Brazil..........................     99,390,000             --   --        99,390,000
 Chile...........................             --      4,195,197   --         4,195,197
 Colombia........................      2,738,763             --   --         2,738,763
 India...........................        143,762             --   --           143,762
Rights/Warrants
 Brazil..........................             --        327,212   --           327,212
 Chile...........................             --        222,147   --           222,147
 Hong Kong.......................             --         10,653   --            10,653
 India...........................             --        312,585   --           312,585
 Malaysia........................             --         53,996   --            53,996
 South Korea.....................             --        427,461   --           427,461
 Taiwan..........................             --         40,793   --            40,793
 Thailand........................             --      1,229,207   --         1,229,207
Securities Lending Collateral....             --    584,551,292   --       584,551,292
Futures Contracts**..............      1,131,684             --   --         1,131,684
                                  -------------- --------------   --    --------------
TOTAL............................ $1,212,583,509 $6,545,588,039   --    $7,758,171,548
                                  ============== ==============   ==    ==============

  **Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2017
                            (AMOUNTS IN THOUSANDS)

                                                                                                THE JAPANESE   THE ASIA
                                                                   THE U.S. LARGE    THE DFA       SMALL     PACIFIC SMALL
                                                                     CAP VALUE    INTERNATIONAL   COMPANY       COMPANY
                                                                      SERIES*     VALUE SERIES*   SERIES*       SERIES*
                                                                   -------------- ------------- ------------ -------------
ASSETS:
Investments at Value (including $1,536,545, $671,908,
 $390,734 and $282,545 of securities on loan,
 respectively)....................................................  $27,395,893    $12,573,213   $3,955,538   $1,801,143
Temporary Cash Investments at Value & Cost........................      272,071             --           --           --
Collateral from Securities on Loan Invested in Affiliate at Value
 (including cost of $522,384, $593,874, $399,455 and
 $257,992)........................................................      522,421        593,861      399,385      257,951
Segregated Cash for Futures Contracts.............................        6,624          3,846           --           --
Foreign Currencies at Value.......................................           --         52,788        3,373       12,033
Cash..............................................................           --         53,297        5,475        5,737
Receivables:
  Investment Securities Sold......................................       21,871          5,948        9,285        1,407
  Dividends, Interest and Tax Reclaims............................       30,022         44,910       20,385        1,336
  Securities Lending Income.......................................          273            795        1,101          520
  Futures Margin Variation........................................          324            265           --           --
                                                                    -----------    -----------   ----------   ----------
     Total Assets.................................................   28,249,499     13,328,923    4,394,542    2,080,127
                                                                    -----------    -----------   ----------   ----------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned................................      522,365        593,795      399,359      257,926
  Investment Securities Purchased.................................       46,685             --        5,562        6,220
  Due to Advisor..................................................        2,336          2,141          330          152
Accrued Expenses and Other Liabilities............................        1,567            837          242          124
                                                                    -----------    -----------   ----------   ----------
     Total Liabilities............................................      572,953        596,773      405,493      264,422
                                                                    -----------    -----------   ----------   ----------
NET ASSETS........................................................  $27,676,546    $12,732,150   $3,989,049   $1,815,705
                                                                    ===========    ===========   ==========   ==========
Investments at Cost...............................................  $18,606,092    $10,456,529   $2,914,836   $1,720,380
                                                                    ===========    ===========   ==========   ==========
Foreign Currencies at Cost........................................           --    $    53,423   $    3,377   $   12,068
                                                                    ===========    ===========   ==========   ==========

----------
* See Note J in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2017
                            (AMOUNTS IN THOUSANDS)

                                                                   THE
                                                  THE UNITED   CONTINENTAL THE CANADIAN
                                                 KINGDOM SMALL    SMALL       SMALL     THE EMERGING THE EMERGING
                                                    COMPANY      COMPANY     COMPANY      MARKETS    MARKETS SMALL
                                                    SERIES*      SERIES*     SERIES*      SERIES*     CAP SERIES*
                                                 ------------- ----------- ------------ ------------ -------------
ASSETS:
Investments at Value (including $50,801,
 $449,175, $202,843, $281,971 and
 $1,035,360 of securities on loan,
 respectively)..................................  $2,317,160   $5,722,868   $1,187,421   $6,627,847   $7,172,489
Collateral from Securities on Loan Invested in
 Affiliate at Value (including cost of $53,698,
 $470,951, $212,911, $202,665 and
 $584,516)......................................      53,700      470,885      212,919      202,669      584,551
Segregated Cash for Futures Contracts...........          --           --           --        2,310        2,153
Foreign Currencies at Value.....................       1,567          545          326       21,834       63,514
Cash............................................       5,346       23,509        2,172       67,755        2,828
Receivables:
  Investment Securities Sold....................       3,691        6,287          710          907       14,730
  Dividends, Interest and Tax Reclaims..........       6,292        8,794          666        4,294        5,717
  Securities Lending Income.....................         162        1,142          577          396        4,780
  Futures Margin Variation......................          --           --           --          361          358
Unrealized Gain on Foreign Currency
 Contracts......................................          --            3           --           --            1
                                                  ----------   ----------   ----------   ----------   ----------
     Total Assets...............................   2,387,918    6,234,033    1,404,791    6,928,373    7,851,121
                                                  ----------   ----------   ----------   ----------   ----------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..............      53,695      470,911      212,885      202,666      584,493
  Investment Securities Purchased...............       3,978       11,196        1,498        1,466       11,095
  Due to Advisor................................         195          488          103          562        1,219
Unrealized Loss on Foreign Currency
 Contracts......................................          --           --           --           --           16
Accrued Expenses and Other Liabilities..........         138          379           83          472          841
                                                  ----------   ----------   ----------   ----------   ----------
     Total Liabilities..........................      58,006      482,974      214,569      205,166      597,664
                                                  ----------   ----------   ----------   ----------   ----------
NET ASSETS......................................  $2,329,912   $5,751,059   $1,190,222   $6,723,207   $7,253,457
                                                  ==========   ==========   ==========   ==========   ==========
Investments at Cost.............................  $1,897,863   $4,011,813   $1,281,151   $4,364,270   $6,059,802
                                                  ==========   ==========   ==========   ==========   ==========
Foreign Currencies at Cost......................  $    1,563   $      546   $      329   $   21,926   $   63,467
                                                  ==========   ==========   ==========   ==========   ==========

----------
* See Note J in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2017
                            (AMOUNTS IN THOUSANDS)

                                                                              THE DFA    THE JAPANESE   THE ASIA
                                                               THE U.S.    INTERNATIONAL    SMALL     PACIFIC SMALL
                                                               LARGE CAP       VALUE       COMPANY       COMPANY
                                                             VALUE SERIES#    SERIES#      SERIES#       SERIES#
                                                             ------------- ------------- ------------ -------------
INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of $1, $32,179,
   $6,690 and $1,082, respectively).........................  $  565,477    $  332,211     $ 60,907     $ 54,721
  Non Cash Income...........................................          --        55,069           --        5,065
  Income from Securities Lending............................       2,756         9,477        8,951        5,373
                                                              ----------    ----------     --------     --------
     Total Investment Income................................     568,233       396,757       69,858       65,159
                                                              ----------    ----------     --------     --------
EXPENSES
  Investment Management Fees................................      24,712        22,418        3,441        1,650
  Accounting & Transfer Agent Fees..........................       1,102           509          157           84
  Custodian Fees............................................         255           962          583          302
  Directors'/Trustees' Fees & Expenses......................         241           108           33           16
  Professional Fees.........................................         369           229           60           29
  Other.....................................................         574           345          116           58
                                                              ----------    ----------     --------     --------
     Total Expenses.........................................      27,253        24,571        4,390        2,139
                                                              ----------    ----------     --------     --------
  Fees Paid Indirectly (Note C).............................          --          (877)         (61)         (25)
                                                              ----------    ----------     --------     --------
  Net Expenses..............................................      27,253        23,694        4,329        2,114
                                                              ----------    ----------     --------     --------
  NET INVESTMENT INCOME (LOSS)..............................     540,980       373,063       65,529       63,045
                                                              ----------    ----------     --------     --------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net Realized Gain (Loss) on:
    Investment Securities Sold**............................   1,415,252       133,582      174,661       57,205
    Affiliated Investment Companies Shares Sold.............          (4)           55           70           63
    Futures.................................................      22,013        16,570           --           --
    Foreign Currency Transactions...........................          --        (2,679)      (2,843)        (697)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..............   3,199,777     2,126,222      616,328      131,297
    Affiliated Investment Companies Shares..................         (95)          (73)        (116)         (85)
    Futures.................................................      11,932         3,736           --           --
    Translation of Foreign Currency Denominated Amounts.....          --         1,069          489           (7)
                                                              ----------    ----------     --------     --------
  NET REALIZED AND UNREALIZED GAIN (LOSS)...................   4,648,875     2,278,482      788,589      187,776
                                                              ----------    ----------     --------     --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS.................................................  $5,189,855    $2,651,545     $854,118     $250,821
                                                              ==========    ==========     ========     ========

----------
**Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.

# Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2017
                            (AMOUNTS IN THOUSANDS)

                                                    THE UNITED     THE
                                                     KINGDOM   CONTINENTAL THE CANADIAN              THE EMERGING
                                                      SMALL       SMALL       SMALL     THE EMERGING   MARKETS
                                                     COMPANY     COMPANY     COMPANY      MARKETS     SMALL CAP
                                                     SERIES#     SERIES#     SERIES#      SERIES#      SERIES#
                                                    ---------- ----------- ------------ ------------ ------------
INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of
   $74, $16,318, $3,604, $18,315 and $16,255,
   respectively)...................................  $ 59,839  $  106,902    $ 20,545    $  132,530   $  147,058
  Non Cash Income..................................     9,789          --          --            --           --
  Income from Securities Lending...................     1,338      14,125       5,521         4,405       46,044
                                                     --------  ----------    --------    ----------   ----------
     Total Investment Income.......................    70,966     121,027      26,066       136,935      193,102
                                                     --------  ----------    --------    ----------   ----------
EXPENSES
  Investment Management Fees.......................     2,020       4,928       1,157         5,755       12,668
  Accounting & Transfer Agent Fees.................        94         229          52           266          292
  Custodian Fees...................................       110         840          96         2,249        3,873
  Directors'/Trustees' Fees & Expenses.............        19          46          11            54           60
  Professional Fees................................        35         102          19           174          221
  Other............................................        61         151          39           181          208
                                                     --------  ----------    --------    ----------   ----------
     Total Expenses................................     2,339       6,296       1,374         8,679       17,322
                                                     --------  ----------    --------    ----------   ----------
  Fees Paid Indirectly (Note C)....................       (57)       (142)        (46)         (246)        (256)
                                                     --------  ----------    --------    ----------   ----------
  Net Expenses.....................................     2,282       6,154       1,328         8,433       17,066
                                                     --------  ----------    --------    ----------   ----------
  NET INVESTMENT INCOME (LOSS).....................    68,684     114,873      24,738       128,502      176,036
                                                     --------  ----------    --------    ----------   ----------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net Realized Gain (Loss) on:
    Investment Securities Sold**...................    68,209     217,209     (39,064)       (7,795)     173,946
    Affiliated Investment Companies Shares
     Sold..........................................         2          32          21            (8)          23
    Futures........................................        --          --          --         8,355        9,284
    Foreign Currency Transactions..................       330         992         (26)          (35)          79
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency......................................   383,963   1,106,864     137,860     1,213,036      923,325
    Affiliated Investment Companies Shares.........        (8)       (119)        (28)          (19)         (73)
    Futures........................................        --          --          --           929          843
    Translation of Foreign Currency Denominated
     Amounts.......................................       206         303          (7)          (69)        (193)
                                                     --------  ----------    --------    ----------   ----------
  NET REALIZED AND UNREALIZED GAIN (LOSS)..........   452,702   1,325,281      98,756     1,214,394    1,107,234
                                                     --------  ----------    --------    ----------   ----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS.........................  $521,386  $1,440,154    $123,494    $1,342,896   $1,283,270
                                                     ========  ==========    ========    ==========   ==========

----------
**Net of foreign capital gain taxes withheld of $0, $0, $0, $0 and $0, respectively.

# Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                         THE U.S. LARGE CAP VALUE   THE DFA INTERNATIONAL     THE JAPANESE SMALL
                                                  SERIES                 VALUE SERIES           COMPANY SERIES
                                         ------------------------  -----------------------  ----------------------
                                             YEAR         YEAR         YEAR        YEAR        YEAR        YEAR
                                            ENDED        ENDED        ENDED       ENDED       ENDED       ENDED
                                           OCT. 31,     OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,
                                             2017         2016         2017        2016        2017        2016
                                         -----------  -----------  -----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss).......... $   540,980  $   464,438  $   373,063  $  332,006  $   65,529  $   54,226
  Net Realized Gain (Loss) on:
    Investment Securities Sold*.........   1,415,252      567,193      133,582    (261,808)    174,661     122,152
    Affiliated Investment Companies
     Shares Sold........................          (4)          --           55          --          70          --
    Futures.............................      22,013       21,037       16,570       5,988          --          --
    Foreign Currency
     Transactions.......................          --           --       (2,679)      5,590      (2,843)      2,170
    Forward Currency Contracts..........          --           --           --           8          --         (36)
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and
     Foreign Currency...................   3,199,777      (57,128)   2,126,222     (32,753)    616,328     214,787
    Affiliated Investment Companies
     Shares.............................         (95)          --          (73)         --        (116)         --
    Futures.............................      11,932       (3,872)       3,736        (852)         --          --
    Translation of Foreign Currency
     Denominated Amounts................          --           --        1,069        (908)        489        (688)
                                         -----------  -----------  -----------  ----------  ----------  ----------
     Net Increase (Decrease) in Net
      Assets Resulting from
      Operations........................   5,189,855      991,668    2,651,545      47,271     854,118     392,611
                                         -----------  -----------  -----------  ----------  ----------  ----------
Transactions in Interest:
  Contributions.........................   2,626,519    1,812,211      995,812   1,394,282     195,960     224,138
  Withdrawals...........................  (1,056,396)    (981,368)    (644,747)   (939,918)   (193,623)   (115,843)
                                         -----------  -----------  -----------  ----------  ----------  ----------
     Net Increase (Decrease) from
      Transactions in Interest..........   1,570,123      830,843      351,065     454,364       2,337     108,295
                                         -----------  -----------  -----------  ----------  ----------  ----------
     Total Increase (Decrease) in
      Net Assets........................   6,759,978    1,822,511    3,002,610     501,635     856,455     500,906
NET ASSETS
  Beginning of Year.....................  20,916,568   19,094,057    9,729,540   9,227,905   3,132,594   2,631,688
                                         -----------  -----------  -----------  ----------  ----------  ----------
  End of Year........................... $27,676,546  $20,916,568  $12,732,150  $9,729,540  $3,989,049  $3,132,594
                                         ===========  ===========  ===========  ==========  ==========  ==========

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                           THE ASIA PACIFIC SMALL  THE UNITED KINGDOM SMALL  THE CONTINENTAL SMALL
                                               COMPANY SERIES          COMPANY SERIES           COMPANY SERIES
                                           ----------------------  ----------------------   ----------------------
                                              YEAR        YEAR        YEAR         YEAR        YEAR        YEAR
                                             ENDED       ENDED       ENDED        ENDED       ENDED       ENDED
                                            OCT. 31,    OCT. 31,    OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,
                                              2017        2016        2017         2016        2017        2016
                                           ----------  ----------  ----------   ----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)............ $   63,045  $   55,379  $   68,684   $   79,465  $  114,873  $   98,312
  Net Realized Gain (Loss) on:
    Investment Securities Sold*...........     57,205      (8,246)     68,209       71,244     217,209     122,507
    Affiliated Investment Companies
     Shares Sold..........................         63          --           2           --          32          --
    Futures...............................         --          --          --           --          --         687
    Foreign Currency Transactions.........       (697)        309         330       (1,277)        992        (394)
    Forward Currency Contracts............         --         (18)         --           --          --          (5)
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency.............................    131,297     168,801     383,963     (469,059)  1,106,864      27,064
    Affiliated Investment Companies
     Shares...............................        (85)         --          (8)          --        (119)         --
    Futures...............................         --          --          --           --          --          19
    Translation of Foreign Currency
     Denominated Amounts..................         (7)         22         206         (215)        303         (32)
                                           ----------  ----------  ----------   ----------  ----------  ----------
     Net Increase (Decrease) in Net
      Assets Resulting from
      Operations..........................    250,821     216,247     521,386     (319,842)  1,440,154     248,158
                                           ----------  ----------  ----------   ----------  ----------  ----------
Transactions in Interest:
  Contributions...........................    110,964     137,711     158,197      112,811     303,976     441,553
  Withdrawals.............................   (101,816)    (26,496)    (33,136)    (193,617)   (140,996)   (195,529)
                                           ----------  ----------  ----------   ----------  ----------  ----------
     Net Increase (Decrease) from
      Transactions in Interest............      9,148     111,215     125,061      (80,806)    162,980     246,024
                                           ----------  ----------  ----------   ----------  ----------  ----------
     Total Increase (Decrease) in Net
      Assets..............................    259,969     327,462     646,447     (400,648)  1,603,134     494,182
NET ASSETS
  Beginning of Year.......................  1,555,736   1,228,274   1,683,465    2,084,113   4,147,925   3,653,743
                                           ----------  ----------  ----------   ----------  ----------  ----------
  End of Year............................. $1,815,705  $1,555,736  $2,329,912   $1,683,465  $5,751,059  $4,147,925
                                           ==========  ==========  ==========   ==========  ==========  ==========

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                            THE CANADIAN SMALL    THE EMERGING MARKETS    THE EMERGING MARKETS
                                              COMPANY SERIES             SERIES             SMALL CAP SERIES
                                           --------------------  ----------------------  ----------------------
                                              YEAR       YEAR       YEAR        YEAR        YEAR        YEAR
                                             ENDED      ENDED      ENDED       ENDED       ENDED       ENDED
                                            OCT. 31,   OCT. 31,   OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,
                                              2017       2016       2017        2016        2017        2016
                                           ----------  --------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)............ $   24,738  $ 18,822  $  128,502  $  110,781  $  176,036  $  144,191
  Net Realized Gain (Loss) on:
    Investment Securities Sold*...........    (39,064)  (24,152)     (7,795)   (106,229)    173,946     140,851
    Affiliated Investment Companies
     Shares Sold..........................         21        --          (8)         --          23          --
    Futures...............................         --        --       8,355       5,752       9,284       4,055
    Foreign Currency Transactions.........        (26)      229         (35)        975          79         457
    Forward Currency Contracts............         --        --          --          (4)         --        (116)
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency.............................    137,860   135,836   1,213,036     512,891     923,325     400,224
    Affiliated Investment Companies
     Shares...............................        (28)       --         (19)         --         (73)         --
    Futures...............................         --        --         929        (266)        843         289
    Translation of Foreign Currency
     Denominated Amounts..................         (7)       (6)        (69)        207        (193)        586
                                           ----------  --------  ----------  ----------  ----------  ----------
     Net Increase (Decrease) in Net
      Assets Resulting from
      Operations..........................    123,494   130,729   1,342,896     524,107   1,283,270     690,537
                                           ----------  --------  ----------  ----------  ----------  ----------
Transactions in Interest:
  Contributions...........................    269,073   187,903     738,457     471,019     959,649     448,086
  Withdrawals.............................   (135,609)   (8,500)   (355,877)   (400,950)   (505,109)   (521,283)
                                           ----------  --------  ----------  ----------  ----------  ----------
     Net Increase (Decrease) from
      Transactions in Interest............    133,464   179,403     382,580      70,069     454,540     (73,197)
                                           ----------  --------  ----------  ----------  ----------  ----------
     Total Increase (Decrease) in Net
      Assets..............................    256,958   310,132   1,725,476     594,176   1,737,810     617,340
NET ASSETS
  Beginning of Year.......................    933,264   623,132   4,997,731   4,403,555   5,515,647   4,898,307
                                           ----------  --------  ----------  ----------  ----------  ----------
  End of Year............................. $1,190,222  $933,264  $6,723,207  $4,997,731  $7,253,457  $5,515,647
                                           ==========  ========  ==========  ==========  ==========  ==========

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0 and $68, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS

                                                                      THE U.S. LARGE CAP VALUE SERIES
                                                      ---------------------------------------------------------------
                                                          YEAR         YEAR         YEAR         YEAR         YEAR
                                                         ENDED        ENDED        ENDED        ENDED        ENDED
                                                        OCT. 31,     OCT. 31,     OCT. 31,     OCT. 31,     OCT. 31,
                                                          2017         2016         2015         2014         2013
----------------------------------------------------------------------------------------------------------------------
Total Return.........................................       24.31%        4.75%        1.32%       15.67%       35.68%
----------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).................. $27,676,546  $20,916,568  $19,094,057  $18,376,682  $14,838,988
Ratio of Expenses to Average Net Assets..............        0.11%        0.11%        0.11%        0.11%        0.11%
Ratio of Net Investment Income to Average Net Assets.        2.19%        2.39%        2.20%        1.90%        1.98%
Portfolio Turnover Rate..............................          15%          15%          16%          15%          15%
----------------------------------------------------------------------------------------------------------------------

                                                                                        THE DFA INTERNATIONAL VALUE SERIES
                                                                          ---------------------------------------------------
                                                                              YEAR         YEAR         YEAR         YEAR
                                                                             ENDED        ENDED        ENDED        ENDED
                                                                            OCT. 31,     OCT. 31,     OCT. 31,     OCT. 31,
                                                                              2017         2016         2015         2014
------------------------------------------------------------------------------------------------------------------------------
Total Return.............................................................       26.53%      (0.10)%      (5.35)%      (0.72)%
------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)...................................... $12,732,150  $9,729,540   $9,227,905   $9,343,666
Ratio of Expenses to Average Net Assets..................................        0.22%       0.22%        0.22%        0.22%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly).        0.22%       0.22%        0.22%        0.22%
Ratio of Net Investment Income to Average Net Assets.....................        3.33%       3.72%        3.31%        4.50%
Portfolio Turnover Rate..................................................          17%         17%          21%          17%
------------------------------------------------------------------------------------------------------------------------------

                                                                          -----------
                                                                             YEAR
                                                                            ENDED
                                                                           OCT. 31,
                                                                             2013
-------------------------------------------------------------------------------------
Total Return.............................................................      28.18%
-------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)...................................... $8,792,130
Ratio of Expenses to Average Net Assets..................................       0.22%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly).       0.22%
Ratio of Net Investment Income to Average Net Assets.....................       3.20%
Portfolio Turnover Rate..................................................         15%
-------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS

                                                                                       THE JAPANESE SMALL COMPANY SERIES
                                                                          -----------------------------------------------
                                                                             YEAR        YEAR        YEAR        YEAR
                                                                            ENDED       ENDED       ENDED       ENDED
                                                                           OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,
                                                                             2017        2016        2015        2014
--------------------------------------------------------------------------------------------------------------------------
Total Return.............................................................      27.10%      14.53%       9.04%       2.46%
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)...................................... $3,989,049  $3,132,594  $2,631,688  $2,505,409
Ratio of Expenses to Average Net Assets..................................       0.13%       0.13%       0.13%       0.13%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly).       0.13%       0.13%       0.13%       0.13%
Ratio of Net Investment Income to Average Net Assets.....................       1.90%       1.99%       1.69%       1.71%
Portfolio Turnover Rate..................................................         13%         10%          6%          9%
--------------------------------------------------------------------------------------------------------------------------

                                                                          -----------
                                                                             YEAR
                                                                            ENDED
                                                                           OCT. 31,
                                                                             2013
-------------------------------------------------------------------------------------
Total Return.............................................................      30.62%
-------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)...................................... $2,281,624
Ratio of Expenses to Average Net Assets..................................       0.14%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly).       0.14%
Ratio of Net Investment Income to Average Net Assets.....................       1.87%
Portfolio Turnover Rate..................................................         16%
-------------------------------------------------------------------------------------

                                                                                      THE ASIA PACIFIC SMALL COMPANY SERIES
                                                                          -------------------------------------------------
                                                                             YEAR        YEAR         YEAR         YEAR
                                                                            ENDED       ENDED        ENDED        ENDED
                                                                           OCT. 31,    OCT. 31,     OCT. 31,     OCT. 31,
                                                                             2017        2016         2015         2014
----------------------------------------------------------------------------------------------------------------------------
Total Return.............................................................      16.21%      16.69%     (11.83)%      (3.46)%
----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)...................................... $1,815,705  $1,555,736  $1,228,274   $1,453,786
Ratio of Expenses to Average Net Assets..................................       0.13%       0.13%       0.13%        0.13%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly).       0.13%       0.13%       0.13%        0.13%
Ratio of Net Investment Income to Average Net Assets.....................       3.82%       4.00%       4.17%        3.96%
Portfolio Turnover Rate..................................................         14%         10%          7%           7%
----------------------------------------------------------------------------------------------------------------------------

                                                                          -----------
                                                                             YEAR
                                                                            ENDED
                                                                           OCT. 31,
                                                                             2013
-------------------------------------------------------------------------------------
Total Return.............................................................      10.97%
-------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)...................................... $1,265,498
Ratio of Expenses to Average Net Assets..................................       0.15%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly).       0.15%
Ratio of Net Investment Income to Average Net Assets.....................       4.64%
Portfolio Turnover Rate..................................................          9%
-------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS

                                                                         THE UNITED KINGDOM SMALL COMPANY SERIES
                                                               -----------------------------------------------------------
                                                                  YEAR         YEAR        YEAR        YEAR        YEAR
                                                                 ENDED        ENDED       ENDED       ENDED       ENDED
                                                                OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,
                                                                  2017         2016        2015        2014        2013
---------------------------------------------------------------------------------------------------------------------------
Total Return..................................................      29.87%     (15.82)%       9.95%       1.22%      37.42%
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)........................... $2,329,912  $1,683,465   $2,084,113  $1,995,898  $1,988,287
Ratio of Expenses to Average Net Assets.......................       0.12%       0.12%        0.11%       0.11%       0.12%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid
 Indirectly)..................................................       0.12%       0.12%        0.11%       0.11%       0.12%
Ratio of Net Investment Income to Average Net Assets..........       3.40%       4.36%        3.44%       2.98%       3.29%
Portfolio Turnover Rate.......................................          9%         15%          10%          8%         17%
---------------------------------------------------------------------------------------------------------------------------

                                                                           THE CONTINENTAL SMALL COMPANY SERIES
                                                               -----------------------------------------------------------
                                                                  YEAR        YEAR        YEAR         YEAR        YEAR
                                                                 ENDED       ENDED       ENDED        ENDED       ENDED
                                                                OCT. 31,    OCT. 31,    OCT. 31,     OCT. 31,    OCT. 31,
                                                                  2017        2016        2015         2014        2013
---------------------------------------------------------------------------------------------------------------------------
Total Return..................................................      34.27%       6.10%       9.81%      (2.25)%      43.67%
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)........................... $5,751,059  $4,147,925  $3,653,743  $3,152,277   $3,217,766
Ratio of Expenses to Average Net Assets.......................       0.13%       0.13%       0.13%       0.13%        0.14%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid
 Indirectly)..................................................       0.13%       0.13%       0.13%       0.13%        0.14%
Ratio of Net Investment Income to Average Net Assets..........       2.33%       2.49%       2.44%       2.40%        2.67%
Portfolio Turnover Rate.......................................         13%          9%         14%         13%          13%
---------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS

                                                                                    THE CANADIAN SMALL COMPANY SERIES
                                                                          ----------------------------------------------------
                                                                             YEAR       YEAR       YEAR       YEAR      YEAR
                                                                            ENDED      ENDED      ENDED      ENDED     ENDED
                                                                           OCT. 31,   OCT. 31,   OCT. 31,   OCT. 31,  OCT. 31,
                                                                             2017       2016       2015       2014      2013
-------------------------------------------------------------------------------------------------------------------------------
Total Return.............................................................      12.10%    20.77%   (25.00)%    (3.83)%     5.71%
-------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)...................................... $1,190,222  $933,264  $623,132   $849,429   $741,204
Ratio of Expenses to Average Net Assets..................................       0.12%     0.12%     0.12%      0.12%      0.13%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly).       0.12%     0.12%     0.12%      0.12%      0.13%
Ratio of Net Investment Income to Average Net Assets.....................       2.14%     2.52%     2.73%      2.42%      2.99%
Portfolio Turnover Rate..................................................         22%        8%       18%         5%        14%
-------------------------------------------------------------------------------------------------------------------------------

                                                                                          THE EMERGING MARKETS SERIES
                                                                          ------------------------------------------------
                                                                             YEAR        YEAR         YEAR        YEAR
                                                                            ENDED       ENDED        ENDED       ENDED
                                                                           OCT. 31,    OCT. 31,     OCT. 31,    OCT. 31,
                                                                             2017        2016         2015        2014
---------------------------------------------------------------------------------------------------------------------------
Total Return.............................................................      25.26%      11.44%     (14.86)%       1.74%
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)...................................... $6,723,207  $4,997,731  $4,403,555   $4,185,451
Ratio of Expenses to Average Net Assets..................................       0.15%       0.15%       0.16%        0.15%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly).       0.15%       0.15%       0.16%        0.15%
Ratio of Net Investment Income to Average Net Assets.....................       2.23%       2.45%       2.39%        2.51%
Portfolio Turnover Rate..................................................          8%          5%          9%           5%
---------------------------------------------------------------------------------------------------------------------------

                                                                          -----------
                                                                             YEAR
                                                                            ENDED
                                                                           OCT. 31,
                                                                             2013
-------------------------------------------------------------------------------------
Total Return.............................................................       6.99%
-------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)...................................... $3,766,160
Ratio of Expenses to Average Net Assets..................................       0.16%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly).       0.16%
Ratio of Net Investment Income to Average Net Assets.....................       2.38%
Portfolio Turnover Rate..................................................          4%
-------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                             FINANCIAL HIGHLIGHTS

                                                                                     THE EMERGING MARKETS SMALL CAP SERIES
                                                                          ------------------------------------------------
                                                                             YEAR        YEAR         YEAR        YEAR
                                                                            ENDED       ENDED        ENDED       ENDED
                                                                           OCT. 31,    OCT. 31,     OCT. 31,    OCT. 31,
                                                                             2017        2016         2015        2014
---------------------------------------------------------------------------------------------------------------------------
Total Return.............................................................      21.55%      14.45%      (9.42)%       5.60%
---------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)...................................... $7,253,457  $5,515,647  $4,898,307   $4,921,438
Ratio of Expenses to Average Net Assets..................................       0.27%       0.26%       0.26%        0.26%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly).       0.27%       0.26%       0.27%        0.26%
Ratio of Net Investment Income to Average Net Assets.....................       2.78%       2.89%       2.62%        2.48%
Portfolio Turnover Rate..................................................         15%         18%         18%           9%
---------------------------------------------------------------------------------------------------------------------------

                                                                          -----------
                                                                             YEAR
                                                                            ENDED
                                                                           OCT. 31,
                                                                             2013
-------------------------------------------------------------------------------------
Total Return.............................................................       9.41%
-------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)...................................... $4,091,523
Ratio of Expenses to Average Net Assets..................................       0.29%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly).       0.29%
Ratio of Net Investment Income to Average Net Assets.....................       2.37%
Portfolio Turnover Rate..................................................         11%
-------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

   The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of eleven portfolios, nine of which are included in this section of the report (collectively, the "Series"). The remaining operational portfolios are presented in separate reports. The Series are investment companies, and accordingly, follow the accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Certification ("ASC") Topic 946, "Financial Services-Investment Companies."

   DOMESTIC EQUITY PORTFOLIO        INTERNATIONAL EQUITY PORTFOLIOS
   -------------------------        -------------------------------
   The U.S. Large Cap Value Series  The DFA International Value Series
                                    The Japanese Small Company Series
                                    The Asia Pacific Small Company Series
                                    The United Kingdom Small Company Series
                                    The Continental Small Company Series
                                    The Canadian Small Company Series
                                    The Emerging Markets Series
                                    The Emerging Markets Small Cap Series

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Series utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)

   Securities held by the Domestic Equity Portfolio and the International Equity Portfolios, including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolio and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolio and the International Equity Portfolios value the securities within the range of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Trust. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Series is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolio and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the International Equity Portfolios has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

   A summary of the inputs used to value the Series' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedules of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the year ended October 31, 2017, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Series.

   2. Foreign Currency Translation: Securities and other assets and liabilities of the International Equity Portfolios, whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

   The International Equity Portfolios do not isolate the effect of fluctuations in foreign currency rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Equity Portfolios and the U.S. dollar equivalent amounts actually received or paid.

   3. Deferred Compensation Plan: Each eligible Trustee of the Trust may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed-upon years; or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Trustee's deferred compensation until a date specified by such Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board of Trustees of the Trust; and
(ii) five years following the effective date of the Trustee's first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date). As of October 31, 2017, none of the Trustees have requested or received a distribution of proceeds of a deferred fee account.

   4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Trustees, generally based on average net assets.

   The International Equity Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Series accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

   The Emerging Markets Series and The Emerging Markets Small Cap Series are subject to a 15% tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The capital gains taxes are recognized when the capital gains are earned.

C. INVESTMENT ADVISOR:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Series. For the year ended October 31, 2017, the Series' investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

                 The U.S. Large Cap Value Series......... 0.10%
                 The DFA International Value Series...... 0.20%
                 The Japanese Small Company Series....... 0.10%
                 The Asia Pacific Small Company Series... 0.10%
                 The United Kingdom Small Company Series. 0.10%
                 The Continental Small Company Series.... 0.10%
                 The Canadian Small Company Series....... 0.10%
                 The Emerging Markets Series............. 0.10%
                 The Emerging Markets Small Cap Series... 0.20%

EARNED INCOME CREDIT:

   In addition, the Series have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of each Series' custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Series' net assets. During the year ended October 31, 2017, expenses reduced were as follows (amounts in thousands):

                                                       FEES PAID
                                                       INDIRECTLY
                                                       ----------
              The DFA International Value Series......    $877
              The Japanese Small Company Series.......      61
              The Asia Pacific Small Company Series...      25
              The United Kingdom Small Company Series.      57
              The Continental Small Company Series....     142
              The Canadian Small Company Series.......      46
              The Emerging Markets Series.............     246
              The Emerging Markets Small Cap Series...     256

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Trust; however, such Officers and Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For the year ended October 31, 2017, the total related amounts paid by the Trust to the CCO were $85 (in thousands). The total related amounts paid by each of the Series are included in Other Expenses on the Statement of Operations.

D. DEFERRED COMPENSATION:

   At October 31, 2017, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

                 The U.S. Large Cap Value Series......... $633
                 The DFA International Value Series......  391
                 The Japanese Small Company Series.......   96
                 The Asia Pacific Small Company Series...   49
                 The United Kingdom Small Company Series.   63
                 The Continental Small Company Series....  125
                 The Canadian Small Company Series.......   30
                 The Emerging Markets Series.............  158
                 The Emerging Markets Small Cap Series...  136

E. PURCHASES AND SALES OF SECURITIES:

   For the year ended October 31, 2017, the Series' transactions related to investment securities, other than short-term securities and U.S. government securities (amounts in thousands), were as follows:

                                                  PURCHASES    SALES
                                                  ---------- ----------
         The U.S. Large Cap Value Series......... $5,711,924 $3,550,329
         The DFA International Value Series......  2,380,334  1,837,613
         The Japanese Small Company Series.......    500,531    438,549
         The Asia Pacific Small Company Series...    312,003    236,969
         The United Kingdom Small Company Series.    381,315    174,465
         The Continental Small Company Series....    921,278    640,361
         The Canadian Small Company Series.......    442,511    257,115
         The Emerging Markets Series.............    950,150    468,047
         The Emerging Markets Small Cap Series...  1,540,584    924,340

   There were no purchases or sales of long-term U.S. government securities.

   For the year ended October 31, 2017, transactions related to Affiliated Investment Companies were as follows (amounts in thousands):

                                                              NET REALIZED                                        DIVIDEND
                                                              GAIN/(LOSS)    CHANGE IN                           INCOME FROM
                                                              ON SALES OF   UNREALIZED                           AFFILIATED
                             BALANCE AT PURCHASES   PROCEEDS   AFFILIATED  APPRECIATION/ BALANCE AT SHARES AS OF INVESTMENT
                              10/31/16   AT COST   FROM SALES  INVESTMENT  DEPRECIATION   10/31/17    10/31/17    COMPANIES
                             ---------- ---------- ---------- ------------ ------------- ---------- ------------ -----------
THE U.S. LARGE CAP VALUE
 SERIES
DFA Short Term Investment
 Fund.......................  $820,651  $6,008,173 $6,306,304     $(4)         $ (95)     $522,421     45,149      $7,598
                              --------  ---------- ----------     ---          -----      --------     ------      ------
TOTAL                         $820,651  $6,008,173 $6,306,304     $(4)         $ (95)     $522,421     45,149      $7,598
                              ========  ========== ==========     ===          =====      ========     ======      ======
THE DFA INTERNATIONAL VALUE
 SERIES
DFA Short Term Investment
 Fund.......................  $370,103  $6,085,206 $5,861,430     $55          $ (73)     $593,861     51,323      $5,741
                              --------  ---------- ----------     ---          -----      --------     ------      ------
TOTAL                         $370,103  $6,085,206 $5,861,430     $55          $ (73)     $593,861     51,323      $5,741
                              ========  ========== ==========     ===          =====      ========     ======      ======
THE JAPANESE SMALL COMPANY
 SERIES
DFA Short Term Investment
 Fund.......................  $280,962  $1,095,593 $  977,123     $70          $(116)     $399,385     34,516      $3,315
                              --------  ---------- ----------     ---          -----      --------     ------      ------
TOTAL                         $280,962  $1,095,593 $  977,123     $70          $(116)     $399,385     34,516      $3,315
                              ========  ========== ==========     ===          =====      ========     ======      ======
THE ASIA PACIFIC SMALL
 COMPANY SERIES
DFA Short Term Investment
 Fund.......................  $261,843  $  552,723 $  556,593     $63          $ (85)     $257,951     22,293      $2,514
                              --------  ---------- ----------     ---          -----      --------     ------      ------
TOTAL                         $261,843  $  552,723 $  556,593     $63          $ (85)     $257,951     22,293      $2,514
                              ========  ========== ==========     ===          =====      ========     ======      ======
THE UNITED KINGDOM SMALL
 COMPANY SERIES
DFA Short Term Investment
 Fund.......................  $ 56,584  $  338,586 $  341,464     $ 2          $  (8)     $ 53,700      4,641      $  764
                              --------  ---------- ----------     ---          -----      --------     ------      ------
TOTAL                         $ 56,584  $  338,586 $  341,464     $ 2          $  (8)     $ 53,700      4,641      $  764
                              ========  ========== ==========     ===          =====      ========     ======      ======
THE CONTINENTAL SMALL
 COMPANY SERIES
DFA Short Term Investment
 Fund.......................  $350,190  $1,496,894 $1,376,112     $32          $(119)     $470,885     40,695      $4,826
                              --------  ---------- ----------     ---          -----      --------     ------      ------
TOTAL                         $350,190  $1,496,894 $1,376,112     $32          $(119)     $470,885     40,695      $4,826
                              ========  ========== ==========     ===          =====      ========     ======      ======

                             CAPITAL GAIN
                             DISTRIBUTIONS
                                 FROM
                              AFFILIATED
                              INVESTMENT
                             -------------
THE U.S. LARGE CAP VALUE
 SERIES
DFA Short Term Investment
 Fund.......................      --
                                  --
TOTAL                             --
                                  ==
THE DFA INTERNATIONAL VALUE
 SERIES
DFA Short Term Investment
 Fund.......................      --
                                  --
TOTAL                             --
                                  ==
THE JAPANESE SMALL COMPANY
 SERIES
DFA Short Term Investment
 Fund.......................      --
                                  --
TOTAL                             --
                                  ==
THE ASIA PACIFIC SMALL
 COMPANY SERIES
DFA Short Term Investment
 Fund.......................      --
                                  --
TOTAL                             --
                                  ==
THE UNITED KINGDOM SMALL
 COMPANY SERIES
DFA Short Term Investment
 Fund.......................      --
                                  --
TOTAL                             --
                                  ==
THE CONTINENTAL SMALL
 COMPANY SERIES
DFA Short Term Investment
 Fund.......................      --
                                  --
TOTAL                             --
                                  ==

                                                              NET REALIZED                                        DIVIDEND
                                                              GAIN/(LOSS)    CHANGE IN                           INCOME FROM
                                                              ON SALES OF   UNREALIZED                           AFFILIATED
                             BALANCE AT PURCHASES   PROCEEDS   AFFILIATED  APPRECIATION/ BALANCE AT SHARES AS OF INVESTMENT
                              10/31/16   AT COST   FROM SALES  INVESTMENT  DEPRECIATION   10/31/17    10/31/17    COMPANIES
                             ---------- ---------- ---------- ------------ ------------- ---------- ------------ -----------
THE CANADIAN SMALL COMPANY
 SERIES
DFA Short Term Investment
 Fund.......................  $214,142  $1,260,703 $1,261,918     $21          $(29)      $212,919     18,401      $2,017
                              --------  ---------- ----------     ---          ----       --------     ------      ------
TOTAL                         $214,142  $1,260,703 $1,261,918     $21          $(29)      $212,919     18,401      $2,017
                              ========  ========== ==========     ===          ====       ========     ======      ======
THE EMERGING MARKETS SERIES
DFA Short Term Investment
 Fund.......................  $143,647  $  885,441 $  826,392     $(8)         $(19)      $202,669     17,515      $1,743
                              --------  ---------- ----------     ---          ----       --------     ------      ------
TOTAL                         $143,647  $  885,441 $  826,392     $(8)         $(19)      $202,669     17,515      $1,743
                              ========  ========== ==========     ===          ====       ========     ======      ======
THE EMERGING MARKETS SMALL
 CAP SERIES
DFA Short Term Investment
 Fund.......................  $648,631  $  797,021 $  861,051     $23          $(73)      $584,551     50,519      $5,293
                              --------  ---------- ----------     ---          ----       --------     ------      ------
TOTAL                         $648,631  $  797,021 $  861,051     $23          $(73)      $584,551     50,519      $5,293
                              ========  ========== ==========     ===          ====       ========     ======      ======

                             CAPITAL GAIN
                             DISTRIBUTIONS
                                 FROM
                              AFFILIATED
                              INVESTMENT
                             -------------
THE CANADIAN SMALL COMPANY
 SERIES
DFA Short Term Investment
 Fund.......................      --
                                  --
TOTAL                             --
                                  ==
THE EMERGING MARKETS SERIES
DFA Short Term Investment
 Fund.......................      --
                                  --
TOTAL                             --
                                  ==
THE EMERGING MARKETS SMALL
 CAP SERIES
DFA Short Term Investment
 Fund.......................      --
                                  --
TOTAL                             --
                                  ==

F. FEDERAL INCOME TAXES:

   No provision for federal income taxes is required since the Series are treated as partnerships for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to their respective partners.

   At October 31, 2017, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                    NET
                                                                                 UNREALIZED
                                          FEDERAL     UNREALIZED   UNREALIZED   APPRECIATION
                                          TAX COST   APPRECIATION DEPRECIATION (DEPRECIATION)
                                         ----------- ------------ ------------ --------------
The U.S. Large Cap Value Series......... $19,581,837  $9,370,063   $(544,402)    $8,825,661
The DFA International Value Series......  11,157,024   2,649,548    (529,994)     2,119,554
The Japanese Small Company Series.......   3,314,291   1,213,062    (172,429)     1,040,633
The Asia Pacific Small Company Series...   1,978,372     445,114    (364,392)        80,722
The United Kingdom Small Company Series.   1,951,561     635,021    (215,722)       419,299
The Continental Small Company Series....   4,482,764   2,083,885    (372,897)     1,710,988
The Canadian Small Company Series.......   1,494,062     199,811    (293,534)       (93,723)
The Emerging Markets Series.............   4,629,823   2,541,436    (277,193)     2,264,243
The Emerging Markets Small Cap Series...   6,694,516   1,889,950    (776,097)     1,113,853

   The difference between GAAP-basis and tax basis unrealized gains (losses) is attributable primarily to wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

   ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Series' tax positions and has concluded that no additional provision for income tax is required in any Series' financial statements. The Series are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Series' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. FINANCIAL INSTRUMENTS:

   In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Series may be inhibited.

DERIVATIVE FINANCIAL INSTRUMENTS:

   Summarized below are the specific types of derivative instruments used by the Series.

   2. Futures Contracts: The Series noted below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Series. The Series, however, do not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, the Series deposit cash or pledge U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. The Series entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   3. Forward Currency Contracts: The International Equity Portfolios may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk).

   The decision to hedge a Series' currency exposure with respect to a foreign market will be based primarily on the Series' existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Series as an unrealized gain or loss, which is presented in the Statement of Operations as the change in unrealized appreciation or depreciation from translation of foreign-currency-denominated amounts. When the contract is closed or offset with the same counterparty, the Series records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statement of Operations as a net realized gain or loss on foreign currency transactions. At October 31, 2017, the International Equity Portfolios had no outstanding forward currency contracts.

   The average volume (based on the open positions at each fiscal month-end) of derivative activity for the year ended October 31, 2017 (amounts in thousands):

                                                       FUTURES
                                                       --------
                The U.S. Large Cap Value Series....... $167,432
                The DFA International Value Series....   89,210
                The Emerging Markets Series...........   44,417
                The Emerging Markets Small Cap Series.   42,694

The following is a summary of the location of derivatives on the Series' Statements of Assets and Liabilities as of October 31, 2017:

                                            LOCATION ON THE
                                        STATEMENTS OF ASSETS AND
                                              LIABILITIES
                                        ------------------------
              DERIVATIVE TYPE              ASSET DERIVATIVES
              ---------------           ------------------------
              Equity contracts          Receivables: Futures

                                        Margin Variation

   The following is a summary of the Series' derivative instrument holdings categorized by primary risk exposure as of October 31, 2017 (amounts in thousands):

                                                ASSET DERIVATIVES VALUE
       -                                      ---------------------------
                                                TOTAL VALUE
                                                     AT          EQUITY
                                              OCTOBER 31, 2017 CONTRACTS*
       -                                      ---------------- ----------
       The U.S. Large Cap Value Series.......      $8,060        $8,060
       The DFA International Value Series....       2,884         2,884
       The Emerging Markets Series...........         663           663
       The Emerging Markets Small Cap Series.       1,132         1,132

* Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Statements of Assets and Liabilities.

   The following is a summary of the location and value of derivative instrument holdings on the Series' Statements of Operations categorized by primary risk exposure for the year ended October 31, 2017:

                                        LOCATION OF GAIN (LOSS)
              DERIVATIVE TYPE                ON DERIVATIVES
              ---------------           ------------------------
              Equity contracts          Net Realized Gain (Loss)
                                          on: Futures

                                        Change in Unrealized
                                          Appreciation
                                          (Depreciation) of:
                                          Futures

   The following is a summary of the realized and change in unrealized gains and losses from the Series' derivative instrument holdings categorized by primary risk exposure for the year ended October 31, 2017 (amounts in thousands):

                                                   REALIZED GAIN (LOSS) ON
                                                      DERIVATIVES
                                                   -----------------------
                                                                      EQUITY
                                                    TOTAL            CONTRACTS
                                                    -------          ---------
            The U.S. Large Cap Value Series....... $22,013            $22,013
            The DFA International Value Series....  16,570             16,570
            The Emerging Markets Series...........   8,355              8,355
            The Emerging Markets Small Cap Series.   9,284              9,284

                                                   CHANGE IN UNREALIZED
                                                   APPRECIATION (DEPRECIATION) ON
                                                      DERIVATIVES
            -                                      -----------------------
                                                                      EQUITY
                                                    TOTAL            CONTRACTS
            -                                       -------          ---------
            The U.S. Large Cap Value Series....... $11,932            $11,932
            The DFA International Value Series....   3,736              3,736
            The Emerging Markets Series...........     929                929
            The Emerging Markets Small Cap Series.     843                843

H. LINE OF CREDIT AND INTERFUND LENDING PROGRAM:

   The Trust, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective March 29, 2017, with its domestic custodian bank. A line of credit with similar terms was in effect through March 29, 2017. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 28, 2018.

   The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 6, 2017. A line of credit with similar terms was in effect through January 6, 2017. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 5, 2018.

   For the year ended October 31, 2017, borrowings by the Series under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                         WEIGHTED      WEIGHTED    NUMBER OF   INTEREST MAXIMUM AMOUNT
                                          AVERAGE      AVERAGE        DAYS     EXPENSE  BORROWED DURING
                                       INTEREST RATE LOAN BALANCE OUTSTANDING* INCURRED   THE PERIOD
                                       ------------- ------------ ------------ -------- ---------------
The Japanese Small Company Series.....     1.77%       $16,525          6        $ 5        $25,222
The Asia Pacific Small Company Series.     1.76%         1,241         34          2          9,913
The Continental Small Company Series..     1.91%           120          1         --            120
The Canadian Small Company Series.....     1.88%        15,022          3          2         44,993
The Emerging Markets Series...........     1.77%         6,211          9          3         15,381
The Emerging Markets Small Cap Series.     1.44%        20,990         10          8         35,873

* Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2017, that each Series' available line of credit was utilized.

   There were no outstanding borrowings by the Series under the lines of credit as of October 31, 2017.

   Pursuant to an exemptive order issued by the SEC (the "Order''), the Series may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. lnterfund loans have a maximum duration of seven days and may be called on one business day's notice.

   The Series did not utilize the interfund lending program during the year ended October 31, 2017.

I. AFFILIATED TRADES:

   Cross trades for the year ended October 31, 2017, if any, were executed by the Series pursuant to procedures adopted by the Board of Trustees of the Trust to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the "1940 Act"). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. At its regularly scheduled meetings, the Board reviews such transactions for compliance with the requirements and restrictions set forth by Rule 17a-7 under the 1940 Act.

   For the year ended October 31, 2017, cross trades by the Series under Rule 17a-7 were as follows (amounts in thousands):

PORTFOLIO                               PURCHASES  SALES   REALIZED GAIN (LOSS)
---------                               --------- -------- --------------------
The U.S. Large Cap Value Series........ $442,838  $204,015       $30,650
The DFA International Value Series.....  135,129    76,512         4,425
The Japanese Small Company Series......   44,207    28,558        14,108
The Asia Pacific Small Company Series..   28,263    33,425        14,632
The Continental Small Company Series...   63,808    21,763         9,250
The Canadian Small Company Series......   46,995    27,027         4,703
The Emerging Markets Series............    7,463     2,540           241
The Emerging Markets Small Cap Series..    7,987     9,824         1,251

J. SECURITIES LENDING:

   As of October 31, 2017, each Series had securities on loan to brokers/dealers, for which each such Series received cash collateral. The non-cash collateral includes short-and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):

                                                     MARKET VALUE
                                                     ------------
              The U.S. Large Cap Value Series.......  $1,052,697
              The DFA International Value Series....     124,520
              The Japanese Small Company Series.....      11,439
              The Asia Pacific Small Company Series.      54,797
              The Continental Small Company Series..      10,247
              The Canadian Small Company Series.....       1,883
              The Emerging Markets Series...........     106,638
              The Emerging Markets Small Cap Series.     535,339

   Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Series could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to their stated investment policies, each Series will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses, and other payments to and from borrowers of securities. Such Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, each Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

   The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of October 31, 2017:

                                             REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                                          AS OF OCTOBER 31, 2017
                                         ---------------------------------------------------------
                                         OVERNIGHT AND            BETWEEN
                                          CONTINUOUS   <30 DAYS 30 & 90 DAYS >90 DAYS    TOTAL
                                         ------------- -------- ------------ -------- ------------
SECURITIES LENDING TRANSACTIONS
THE U.S. LARGE CAP VALUE SERIES
Common Stocks, Rights/Warrants.......... $522,421,314     --         --         --    $522,421,314
THE DFA INTERNATIONAL VALUE SERIES
Common Stocks...........................  593,860,860     --         --         --     593,860,860
THE JAPANESE SMALL COMPANY SERIES
Common Stocks...........................  399,384,904     --         --         --     399,384,904
THE ASIA PACIFIC SMALL COMPANY SERIES
Common Stocks...........................  257,950,593     --         --         --     257,950,593
THE UNITED KINGDOM SMALL COMPANY SERIES
Common Stocks...........................   53,700,300     --         --         --      53,700,300
THE CONTINENTAL SMALL COMPANY SERIES
Common Stocks, Preferred Stocks, Rights/
  Warrants..............................  470,885,347     --         --         --     470,885,347
THE CANADIAN SMALL COMPANY SERIES
Common Stocks...........................  212,918,854     --         --         --     212,918,854
THE EMERGING MARKETS SERIES
Common Stocks...........................  202,669,148     --         --         --     202,669,148
THE EMERGING MARKETS SMALL CAP SERIES
Common Stocks, Rights/Warrants..........  584,551,292     --         --         --     584,551,292

K. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Trust's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

   In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

L. RECENTLY ISSUED ACCOUNTING STANDARDS:

   In October 2016, the U.S. Securities and Exchange Commission ("SEC") adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X require standardized, enhanced disclosure about derivatives in investment company financial statements, and also change the rules governing the form and content of such financial statements. The amendments to Regulation S-X took effect on August 1, 2017, and the financial statements have been modified accordingly, as applicable.

M. OTHER:

   The Series and the Trust are subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   The U.S. Large Cap Value Series has been named as a defendant in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned IN RE TRIBUNE COMPANY FRAUDULENT CONVEYANCE LITIGATION, No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The U.S. Large Cap Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee (the "Trustee") on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits"). The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO. On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lack standing to pursue their claims. The parties appealed the Court's dismissal order to the United States Court of Appeals for the Second Circuit (the "Second Circuit"), and, on March 29, 2016, the Second Circuit affirmed the dismissal, albeit on the grounds that the individual creditor plaintiffs' claims are preempted by the Bankruptcy Code's safe harbor for securities transactions. The individual creditor plaintiffs have petitioned the Supreme Court of the United States to review the Second Circuit's ruling, and that petition is pending. On January 6, 2017, the Court granted the shareholder defendant's motion to dismiss the claims against them in the Committee Action. The Trustee requested that the Court certify the dismissal order for appeal to the Second Circuit, and the District Court advised that it will certify the dismissal order for appeal after it rules on the additional pending motions to dismiss (not involving the shareholder defendants).

   Litigation counsel to The U.S. Large Cap Value Series in the Lawsuits has advised management that it does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series can do so, no reduction of the net asset value of The U.S. Large Cap Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of the net asset value of The U.S. Large Cap Value Series at this time.

   The U.S. Large Cap Value Series also cannot quantify the cost of the Lawsuits that could potentially be deducted from its net asset value. Therefore, at this time, those investors buying or redeeming shares of The U.S. Large Cap Value Series will pay or receive, as the case may be, a price based on the net asset value of The U.S. Large Cap Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be borne by The U.S. Large Cap Value Series as incurred and in a manner similar to any other expenses incurred by The U.S. Large Cap Value Series.

N. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Series through the date that the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of The DFA Investment Trust Company and
Shareholders of the Series, as defined

In our opinion, the accompanying statements of assets and liabilities, including the summary schedules of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The U.S. Large Cap Value Series, The DFA International Value Series, The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Canadian Small Company Series, The Emerging Markets Series and The Emerging Markets Small Cap Series (nine of the portfolios constituting The DFA Investment Trust Company, hereafter referred to as the "Series") as of October 31, 2017, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Series' management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of October 31, 2017 by correspondence with the custodians, brokers and the transfer agent of the investee fund, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 21, 2017

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
DIMENSIONAL EMERGING MARKETS VALUE FUND VS.
MSCI EMERGING MARKETS INDEX (NET DIVIDENDS)
OCTOBER 31, 2007-OCTOBER 31, 2017

                                    [CHART]


                  Dimensional Emerging      MSCI Emerging Markets
                   Markets Value Fund       Index (net dividends)
                  --------------------      ---------------------
 10/31/2007            $10,000                   $10,000
 11/30/2007              9,274                     9,291
 12/31/2007              9,262                     9,324
  1/31/2008              8,344                     8,160
  2/29/2008              8,680                     8,762
  3/31/2008              8,390                     8,299
  4/30/2008              9,039                     8,972
  5/31/2008              9,120                     9,139
  6/30/2008              8,062                     8,227
  7/31/2008              7,906                     7,917
  8/31/2008              7,233                     7,284
  9/30/2008              5,986                     6,010
 10/31/2008              4,129                     4,365
 11/30/2008              3,817                     4,036
 12/31/2008              4,288                     4,351
  1/31/2009              3,903                     4,070
  2/28/2009              3,571                     3,841
  3/31/2009              4,191                     4,392
  4/30/2009              5,016                     5,123
  5/31/2009              6,147                     5,999
  6/30/2009              6,073                     5,918
  7/31/2009              6,890                     6,583
  8/31/2009              6,944                     6,560
  9/30/2009              7,587                     7,155
 10/31/2009              7,409                     7,164
 11/30/2009              7,884                     7,472
 12/31/2009              8,278                     7,767
  1/31/2010              7,810                     7,334
  2/28/2010              7,873                     7,360
  3/31/2010              8,567                     7,954
  4/30/2010              8,625                     8,050
  5/31/2010              7,725                     7,342
  6/30/2010              7,774                     7,288
  7/31/2010              8,497                     7,895
  8/31/2010              8,345                     7,742
  9/30/2010              9,350                     8,602
 10/31/2010              9,673                     8,852
 11/30/2010              9,363                     8,618
 12/31/2010             10,145                     9,233
  1/31/2011              9,829                     8,983
  2/28/2011              9,670                     8,899
  3/31/2011             10,228                     9,422
  4/30/2011             10,596                     9,714
  5/31/2011             10,195                     9,460
  6/30/2011              9,988                     9,314
  7/31/2011              9,908                     9,273
  8/31/2011              8,906                     8,444
  9/30/2011              7,310                     7,213
 10/31/2011              8,274                     8,168
 11/30/2011              7,857                     7,624
 12/31/2011              7,578                     7,532
  1/31/2012              8,632                     8,386
  2/29/2012              9,159                     8,889
  3/31/2012              8,768                     8,592
  4/30/2012              8,486                     8,489
  5/31/2012              7,549                     7,537
  6/30/2012              7,892                     7,828
  7/31/2012              7,845                     7,981
  8/31/2012              7,957                     7,954
  9/30/2012              8,471                     8,434
 10/31/2012              8,364                     8,383
 11/30/2012              8,460                     8,490
 12/31/2012              9,080                     8,905
  1/31/2013              9,229                     9,027
  2/28/2013              9,078                     8,914
  3/31/2013              9,003                     8,760
  4/30/2013              9,084                     8,827
  5/31/2013              8,828                     8,600
  6/30/2013              8,087                     8,053
  7/31/2013              8,248                     8,137
  8/31/2013              8,076                     7,997
  9/30/2013              8,674                     8,517
 10/31/2013              9,070                     8,931
 11/30/2013              8,856                     8,800
 12/31/2013              8,770                     8,673
  1/31/2014              8,160                     8,110
  2/28/2014              8,343                     8,378
  3/31/2014              8,718                     8,636
  4/30/2014              8,778                     8,664
  5/31/2014              9,138                     8,967
  6/30/2014              9,380                     9,205
  7/31/2014              9,560                     9,383
  8/31/2014              9,775                     9,595
  9/30/2014              8,979                     8,883
 10/31/2014              8,971                     8,988
 11/30/2014              8,825                     8,893
 12/31/2014              8,418                     8,483
  1/31/2015              8,351                     8,534
  2/28/2015              8,651                     8,798
  3/31/2015              8,411                     8,673
  4/30/2015              9,248                     9,340
  5/31/2015              8,840                     8,966
  6/30/2015              8,562                     8,733
  7/31/2015              7,880                     8,128
  8/31/2015              7,166                     7,393
  9/30/2015              6,929                     7,170
 10/31/2015              7,361                     7,682
 11/30/2015              7,077                     7,382
 12/31/2015              6,866                     7,218
  1/31/2016              6,483                     6,750
  2/29/2016              6,524                     6,738
  3/31/2016              7,489                     7,630
  4/30/2016              7,691                     7,672
  5/31/2016              7,195                     7,385
  6/30/2016              7,591                     7,681
  7/31/2016              8,071                     8,067
  8/31/2016              8,222                     8,268
  9/30/2016              8,340                     8,374
 10/31/2016              8,523                     8,394
 11/30/2016              8,228                     8,008
 12/31/2016              8,265                     8,025
  1/31/2017              8,791                     8,464
  2/28/2017              9,195                     8,723
  3/31/2017              9,449                     8,944
  4/30/2017              9,522                     9,139
  5/31/2017              9,696                     9,410
  6/30/2017              9,725                     9,504
  7/31/2017             10,247                    10,071
  8/31/2017             10,508                    10,296             Past performance is not predictive of
  9/30/2017             10,278                    10,255             future performance.
 10/31/2017             10,644                    10,614             The returns shown do not reflect the
                                                                     deduction of taxes that a shareholder
         AVERAGE ANNUAL        ONE        FIVE        TEN            would pay on fund distributions or the
         TOTAL RETURN          YEAR       YEARS      YEARS           redemption of fund shares.
         ------------------------------------------------------      MSCI data copyright MSCI 2017, all
                              24.89%      4.94%      0.63%           rights reserved.

--------------------------------------------------------------------------------

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                     MANAGEMENT'S DISCUSSION AND ANALYSIS

 INTERNATIONAL EQUITY MARKET REVIEW          12 MONTHS ENDED OCTOBER 31, 2017

   Performance of non-U.S. developed markets was positive for the period. As measured by the MSCI World ex USA indices, small-cap stocks outperformed large-cap stocks, and value stocks outperformed growth stocks.

                       12 MONTHS ENDED OCTOBER 31, 2017
                       --------------------------------
                                              RETURN IN U.S. DOLLARS
           -                                  ----------------------
           MSCI World ex USA Index...........         22.74%
           MSCI World ex USA Small Cap Index.         25.86%
           MSCI World ex USA Value Index.....         23.05%
           MSCI World ex USA Growth Index....         22.40%

   For the 12 months ended October 31, 2017, the U.S. dollar depreciated against currencies of most other developed markets. Overall, currency movements had a positive impact on the U.S. dollar-denominated returns of developed markets.

                           12 MONTHS ENDED OCTOBER 31, 2017
                            --------------------------------
TEN LARGEST FOREIGN DEVELOPED MARKETS BY MARKET CAP  LOCAL RETURN RETURN IN U.S. DOLLARS
---------------------------------------------------  ------------ ----------------------
                  Japan.............................    27.38%            17.80%
                  United Kingdom....................    11.80%            21.60%
                  France............................    25.50%            33.37%
                  Canada............................    11.32%            15.73%
                  Germany...........................    22.29%            29.96%
                  Switzerland.......................    21.26%            20.30%
                  Australia.........................    16.30%            17.18%
                  Hong Kong.........................    18.75%            18.09%
                  Netherlands.......................    25.39%            32.59%
                  Spain.............................    20.43%            27.98%

----------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2017, all rights reserved

   Emerging markets had positive performance for the period, outperforming both the U.S. and non-U.S. developed markets. As measured by the MSCI emerging markets indices, small-cap stocks underperformed large-cap stocks, and growth stocks outperformed value stocks.

                       12 MONTHS ENDED OCTOBER 31, 2017
                       --------------------------------
                                                RETURN IN U.S. DOLLARS
         -                                      ----------------------
         MSCI Emerging Markets Index...........         26.45%
         MSCI Emerging Markets Small Cap Index.         20.72%
         MSCI Emerging Markets Value Index.....         20.70%
         MSCI Emerging Markets Growth Index....         32.25%

   For the 12 months ended October 31, 2017, the U.S. dollar depreciated against some emerging markets currencies, but appreciated against others. Overall, currency movements had a positive impact on the U.S.
dollar-denominated returns of emerging markets.

                      12 MONTHS ENDED OCTOBER 31, 2017
                       --------------------------------
TEN LARGEST EMERGING MARKETS BY MARKET CAP  LOCAL RETURN RETURN IN U.S. DOLLARS
------------------------------------------  ------------ ----------------------
              China........................    41.71%            41.06%
              Korea........................    37.49%            40.42%
              Taiwan.......................    20.17%            25.74%
              India........................    19.48%            23.20%
              Brazil.......................    13.32%             9.67%
              South Africa.................    16.76%            11.32%
              Russia.......................     9.16%            16.56%
              Mexico.......................     4.11%             2.35%
              Indonesia....................    10.16%             5.98%
              Malaysia.....................     7.08%             6.11%

----------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2017, all rights reserved.

   For portfolios investing in non-U.S. equities traded outside of the U.S. market time zone, differences in the valuation timing and methodology between a portfolio and its benchmark index may impact relative performance over the referenced period. The portfolios price foreign exchange rates at the closing of the U.S. market, while their benchmark indices use rates at 4 p.m. London time. The funds also may use fair value pricing to price certain portfolio securities at the closing of the U.S. market, while benchmark indices may use local market closing prices. For the one-year period ended October 31, 2017, these differences generally benefited the portfolios' relative performance.

DIMENSIONAL EMERGING MARKETS VALUE FUND

   The Dimensional Emerging Markets Value Fund is designed to capture the returns of value stocks of large and small companies in selected emerging markets. Value is measured primarily by price-to-book ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2017, the Fund held approximately 2,400 securities across 19 eligible emerging markets. In general, average cash exposure throughout the year was less than 1% of the Fund's assets.

   For the 12 months ended October 31, 2017, total returns were 24.89% for the Fund and 26.45% for the MSCI Emerging Markets Index (net dividends), the Fund's benchmark. As a result of the Fund's diversified investment approach, performance was generally determined by broad trends in emerging markets rather than by the behavior of a limited number of stocks. With low relative price (value) underperforming high relative price (growth) stocks among large caps for the period, the Fund's focus on value stocks had a negative impact on performance relative to the style-neutral benchmark. At the country level, the Fund's lesser allocation to China detracted from relative performance, as China was among the strongest-performing countries in the benchmark. Conversely, the Fund's greater focus on value securities in India had a positive impact on relative performance, as these securities outperformed.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                          DISCLOSURE OF FUND EXPENSES
                                  (UNAUDITED)

   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   ACTUAL FUND RETURN

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                               SIX MONTHS ENDED OCTOBER 31, 2017
EXPENSE TABLES
                                         BEGINNING  ENDING              EXPENSES
                                          ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                           VALUE    VALUE     EXPENSE    DURING
                                         05/01/17  10/31/17    RATIO*   PERIOD*
                                         --------- --------- ---------- --------
DIMENSIONAL EMERGING MARKETS VALUE FUND
---------------------------------------
Actual Fund Return                       $1,000.00 $1,117.80    0.16%    $0.85
Hypothetical 5% Annual Return            $1,000.00 $1,024.40    0.16%    $0.82

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (UNAUDITED)

   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For the Dimensional Emerging Markets Value Fund, this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. Dimensional Emerging Markets Value Fund filed its most recent Form N-Q with the SEC on September 29, 2017. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement.

   The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

      DIMENSIONAL EMERGING MARKETS VALUE FUND
Consumer Discretionary.......................   9.5%
Consumer Staples.............................   3.3%
Energy.......................................  13.7%
Financials...................................  28.6%
Health Care..................................   0.4%
Industrials..................................   9.0%
Information Technology.......................   9.6%
Materials....................................  17.8%
Real Estate..................................   4.0%
Telecommunication Services...................   2.5%
Utilities....................................   1.6%
                                              -----
                                              100.0%

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2017

                                                                                      PERCENTAGE
                                                           SHARES       VALUE++     OF NET ASSETS**
                                                           ------       -------     ---------------
COMMON STOCKS -- (95.0%)
BRAZIL -- (6.0%)
    Banco do Brasil SA..................................   9,323,902 $   98,161,338            0.5%
*   Petroleo Brasileiro SA Sponsored ADR................  14,614,044    155,639,569            0.8%
    Vale SA.............................................  26,500,917    260,043,235            1.3%
#   Vale SA Sponsored ADR...............................  25,156,364    246,280,802            1.3%
    Other Securities....................................                435,720,877            2.2%
                                                                     --------------           -----
TOTAL BRAZIL............................................              1,195,845,821            6.1%
                                                                     --------------           -----

CHILE -- (1.6%)
    Other Securities....................................                316,996,496            1.6%
                                                                     --------------           -----

CHINA -- (16.6%)
    Bank of China, Ltd. Class H......................... 441,292,817    220,541,705            1.1%
    China Construction Bank Corp. Class H............... 619,669,101    553,807,555            2.8%
    China Overseas Land & Investment, Ltd...............  26,952,000     87,513,573            0.5%
    China Petroleum & Chemical Corp. ADR................   1,159,521     85,387,112            0.4%
    China Petroleum & Chemical Corp. Class H............ 113,421,575     83,287,527            0.4%
#*  China Unicom Hong Kong, Ltd. ADR....................   6,973,434     98,534,622            0.5%
    CNOOC, Ltd..........................................  60,746,000     82,942,156            0.4%
    Industrial & Commercial Bank of China, Ltd. Class H. 498,032,996    396,267,428            2.0%
    PetroChina Co., Ltd. Class H........................ 136,138,000     88,993,181            0.5%
    Other Securities....................................              1,632,486,299            8.4%
                                                                     --------------           -----
TOTAL CHINA.............................................              3,329,761,158           17.0%
                                                                     --------------           -----

COLOMBIA -- (0.2%)
    Other Securities....................................                 41,417,612            0.2%
                                                                     --------------           -----

CZECH REPUBLIC -- (0.3%)
    Other Securities....................................                 56,931,518            0.3%
                                                                     --------------           -----

GREECE -- (0.0%)
    Other Securities....................................                  5,400,787            0.0%
                                                                     --------------           -----

HONG KONG -- (0.0%)
    Other Securities....................................                  1,799,742            0.0%
                                                                     --------------           -----

HUNGARY -- (0.4%)
    Other Securities....................................                 76,715,301            0.4%
                                                                     --------------           -----

INDIA -- (12.9%)
    Bharti Airtel, Ltd..................................  11,108,283     85,474,747            0.5%
    ICICI Bank, Ltd. Sponsored ADR......................  15,014,286    137,380,716            0.7%
    JSW Steel, Ltd......................................  20,551,299     82,414,526            0.4%
    Larsen & Toubro, Ltd................................   4,214,051     79,664,841            0.4%
    Reliance Industries, Ltd............................  33,999,334    495,984,582            2.5%
*   Tata Motors, Ltd....................................  14,885,959     98,573,279            0.5%
    Vedanta, Ltd........................................  19,014,264     97,657,605            0.5%
    Other Securities....................................              1,504,036,963            7.7%
                                                                     --------------           -----
TOTAL INDIA.............................................              2,581,187,259           13.2%
                                                                     --------------           -----

INDONESIA -- (2.8%)
    Bank Mandiri Persero Tbk PT......................... 168,163,062     87,344,213            0.5%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                                      PERCENTAGE
                                                           SHARES       VALUE++     OF NET ASSETS**
                                                           ------       -------     ---------------
INDONESIA -- (Continued)
    Other Securities....................................             $  469,499,241            2.3%
                                                                     --------------           -----
TOTAL INDONESIA.........................................                556,843,454            2.8%
                                                                     --------------           -----

MALAYSIA -- (2.8%)
    Other Securities....................................                566,662,777            2.9%
                                                                     --------------           -----

MEXICO -- (3.8%)
*   Cemex S.A.B. de C.V. Sponsored ADR..................  14,473,498    117,380,072            0.6%
    Fomento Economico Mexicano S.A.B. de C.V. Sponsored
     ADR................................................   1,186,961    104,155,828            0.5%
#   Grupo Financiero Banorte S.A.B. de C.V. Class O.....  18,334,815    108,640,838            0.6%
    Grupo Mexico S.A.B. de C.V. Series B................  39,173,644    127,399,779            0.7%
    Other Securities....................................                304,466,151            1.5%
                                                                     --------------           -----
TOTAL MEXICO............................................                762,042,668            3.9%
                                                                     --------------           -----

PHILIPPINES -- (1.0%)
    Other Securities....................................                201,045,379            1.0%
                                                                     --------------           -----

POLAND -- (1.6%)
    Polski Koncern Naftowy Orlen SA.....................   2,350,371     83,131,467            0.4%
    Other Securities....................................                241,389,226            1.3%
                                                                     --------------           -----
TOTAL POLAND............................................                324,520,693            1.7%
                                                                     --------------           -----

RUSSIA -- (1.7%)
    Gazprom PJSC Sponsored ADR..........................  32,989,361    141,702,963            0.7%
    Lukoil PJSC Sponsored ADR...........................   1,526,223     81,070,481            0.4%
    Other Securities....................................                112,719,494            0.6%
                                                                     --------------           -----
TOTAL RUSSIA............................................                335,492,938            1.7%
                                                                     --------------           -----

SOUTH AFRICA -- (6.3%)
    MTN Group, Ltd......................................  16,070,670    139,543,349            0.7%
    Sasol, Ltd..........................................   4,145,981    121,136,352            0.6%
    Standard Bank Group, Ltd............................  16,807,621    195,176,437            1.0%
#   Steinhoff International Holdings NV.................  23,998,309    104,178,800            0.5%
    Other Securities....................................                712,292,549            3.7%
                                                                     --------------           -----
TOTAL SOUTH AFRICA......................................              1,272,327,487            6.5%
                                                                     --------------           -----

SOUTH KOREA -- (16.9%)
    Hana Financial Group, Inc...........................   3,054,677    130,736,577            0.7%
    Hyundai Mobis Co., Ltd..............................     626,470    149,072,036            0.8%
    Hyundai Motor Co....................................   1,779,390    255,994,819            1.3%
#   KB Financial Group, Inc. ADR........................   2,889,524    151,728,905            0.8%
    Kia Motors Corp.....................................   3,544,702    112,199,131            0.6%
#   LG Electronics, Inc.................................   1,692,217    137,757,291            0.7%
    POSCO...............................................     622,870    181,557,522            0.9%
    POSCO Sponsored ADR.................................   1,500,406    109,499,630            0.6%
    Shinhan Financial Group Co., Ltd....................   3,697,574    166,088,332            0.9%
    SK Innovation Co., Ltd..............................     879,496    161,335,394            0.8%
    Other Securities....................................              1,818,106,611            9.1%
                                                                     --------------           -----
TOTAL SOUTH KOREA.......................................              3,374,076,248           17.2%
                                                                     --------------           -----

TAIWAN -- (16.1%)
    CTBC Financial Holding Co., Ltd..................... 133,426,073     85,427,628            0.5%
    First Financial Holding Co., Ltd.................... 146,060,158     94,231,411            0.5%
#   Fubon Financial Holding Co., Ltd....................  88,710,471    141,378,692            0.7%

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED

                                                                          PERCENTAGE
                                              SHARES        VALUE++     OF NET ASSETS**
                                              ------        -------     ---------------
TAIWAN -- (Continued)
      Hon Hai Precision Industry Co., Ltd..  25,539,240 $    94,927,894            0.5%
      Mega Financial Holding Co., Ltd...... 123,127,796      96,790,402            0.5%
#     United Microelectronics Corp......... 209,748,681     108,252,366            0.6%
      Other Securities.....................               2,596,129,660           13.1%
                                                        ---------------          ------
TOTAL TAIWAN...............................               3,217,138,053           16.4%
                                                        ---------------          ------

THAILAND -- (2.7%)
      PTT PCL..............................  15,428,250     195,059,151            1.0%
      Other Securities.....................                 338,333,044            1.7%
                                                        ---------------          ------
TOTAL THAILAND.............................                 533,392,195            2.7%
                                                        ---------------          ------

TURKEY -- (1.3%)
      Other Securities.....................                 269,950,479            1.4%
                                                        ---------------          ------
TOTAL COMMON STOCKS........................              19,019,548,065           97.0%
                                                        ---------------          ------

PREFERRED STOCKS -- (2.0%)
BRAZIL -- (1.9%)
*     Petroleo Brasileiro SA Sponsored ADR.  17,627,348     180,680,317            0.9%
      Other Securities.....................                 199,670,542            1.0%
                                                        ---------------          ------
TOTAL BRAZIL...............................                 380,350,859            1.9%
                                                        ---------------          ------

COLOMBIA -- (0.1%)
      Other Securities.....................                  15,823,558            0.1%
                                                        ---------------          ------
TOTAL PREFERRED STOCKS.....................                 396,174,417            2.0%
                                                        ---------------          ------

RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
      Other Securities.....................                      11,917            0.0%
                                                        ---------------          ------

CHILE -- (0.0%)
      Other Securities.....................                     135,065            0.0%
                                                        ---------------          ------

HONG KONG -- (0.0%)
      Other Securities.....................                      13,068            0.0%
                                                        ---------------          ------

INDIA -- (0.0%)
      Other Securities.....................                     250,493            0.0%
                                                        ---------------          ------

MALAYSIA -- (0.0%)
      Other Securities.....................                     364,648            0.0%
                                                        ---------------          ------

SOUTH KOREA -- (0.0%)
      Other Securities.....................                     288,398            0.0%
                                                        ---------------          ------

TAIWAN -- (0.0%)
      Other Securities.....................                     562,570            0.0%
                                                        ---------------          ------
TOTAL RIGHTS/WARRANTS......................                   1,626,159            0.0%
                                                        ---------------          ------
TOTAL INVESTMENT SECURITIES................              19,417,348,641
                                                        ---------------

                                                            VALUE+
                                                            ------
SECURITIES LENDING COLLATERAL -- (3.0%)
(S)@  DFA Short Term Investment Fund.......  51,154,322     591,906,661            3.0%
                                                        ---------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $17,266,162,347).................               $20,009,255,302          102.0%
                                                        ===============          ======

DIMENSIONAL EMERGING MARKETS VALUE FUND
CONTINUED


At October 31, 2017, Dimensional Emerging Markets Value Fund had entered into the following outstanding futures contracts:

                                                                                        UNREALIZED
                                       NUMBER OF EXPIRATION   NOTIONAL      MARKET     APPRECIATION
DESCRIPTION                            CONTRACTS    DATE       VALUE        VALUE     (DEPRECIATION)
-----------                            --------- ---------- ------------ ------------ --------------
LONG POSITION CONTRACTS:
MSCI Emerging Markets Index(R)........    650     12/15/17  $ 35,810,203 $ 36,536,500   $  726,297
S&P 500 Emini Index(R)................    795     12/15/17    99,611,195  102,264,825    2,653,630
                                                            ------------ ------------   ----------
TOTAL FUTURES CONTRACTS...............                      $135,421,398 $138,801,325   $3,379,927
                                                            ============ ============   ==========

Summary of the Fund's investments as of October 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                        INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ------------------------------------------------------
                                    LEVEL 1         LEVEL 2     LEVEL 3      TOTAL
                                 -------------- --------------- ------- ---------------
Common Stocks
 Brazil......................... $1,195,845,821              --   --    $ 1,195,845,821
 Chile..........................     80,372,052 $   236,624,444   --        316,996,496
 China..........................    258,179,357   3,071,581,801   --      3,329,761,158
 Colombia.......................     41,417,612              --   --         41,417,612
 Czech Republic.................             --      56,931,518   --         56,931,518
 Greece.........................             --       5,400,787   --          5,400,787
 Hong Kong......................             --       1,799,742   --          1,799,742
 Hungary........................             --      76,715,301   --         76,715,301
 India..........................    189,194,146   2,391,993,113   --      2,581,187,259
 Indonesia......................        576,682     556,266,772   --        556,843,454
 Malaysia.......................             --     566,662,777   --        566,662,777
 Mexico.........................    762,042,668              --   --        762,042,668
 Philippines....................             --     201,045,379   --        201,045,379
 Poland.........................             --     324,520,693   --        324,520,693
 Russia.........................     92,681,201     242,811,737   --        335,492,938
 South Africa...................    142,269,666   1,130,057,821   --      1,272,327,487
 South Korea....................    383,240,328   2,990,835,920   --      3,374,076,248
 Taiwan.........................     41,063,307   3,176,074,746   --      3,217,138,053
 Thailand.......................    533,366,579          25,616   --        533,392,195
 Turkey.........................             --     269,950,479   --        269,950,479
Preferred Stocks
 Brazil.........................    380,350,859              --   --        380,350,859
 Colombia.......................     15,823,558              --   --         15,823,558
Rights/Warrants
 Brazil.........................             --          11,917   --             11,917
 Chile..........................             --         135,065   --            135,065
 Hong Kong......................             --          13,068   --             13,068
 India..........................             --         250,493   --            250,493
 Malaysia.......................             --         364,648   --            364,648
 South Korea....................             --         288,398   --            288,398
 Taiwan.........................             --         562,570   --            562,570
Securities Lending Collateral...             --     591,906,661   --        591,906,661
Futures Contracts**.............      3,379,927              --   --          3,379,927
                                 -------------- ---------------   --    ---------------
TOTAL........................... $4,119,803,763 $15,892,831,466   --    $20,012,635,229
                                 ============== ===============   ==    ===============

  **Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                      STATEMENT OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2017
                            (AMOUNTS IN THOUSANDS)

ASSETS:
Investments at Value (including $1,060,625 of securities on loan)*............................. $19,417,349
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $591,888).     591,907
Segregated Cash for Futures Contracts..........................................................       4,943
Foreign Currencies at Value....................................................................     171,305
Cash...........................................................................................      10,932
Receivables:
  Investment Securities Sold...................................................................      28,687
  Dividends, Interest and Tax Reclaims.........................................................       2,079
  Securities Lending Income....................................................................       2,406
  Futures Margin Variation.....................................................................         490
                                                                                                -----------
     Total Assets..............................................................................  20,230,098
                                                                                                -----------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned.............................................................     591,870
  Investment Securities Purchased..............................................................      21,691
  Due to Advisor...............................................................................       1,655
Unrealized Loss on Foreign Currency Contracts..................................................           4
Accrued Expenses and Other Liabilities.........................................................       2,667
                                                                                                -----------
     Total Liabilities.........................................................................     617,887
                                                                                                -----------
NET ASSETS..................................................................................... $19,612,211
                                                                                                ===========
Investments at Cost............................................................................ $16,674,275
                                                                                                ===========
Foreign Currencies at Cost..................................................................... $   171,212
                                                                                                ===========

----------
* See Note I in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                   DIMENSIONAL EMERGING MARKETS VALUE FUND#

                            STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2017
                            (AMOUNTS IN THOUSANDS)

  INVESTMENT INCOME
    Dividends (Net of Foreign Taxes Withheld of $64,385).......... $  479,417
    Income from Securities Lending................................     24,656
                                                                   ----------
       Total Investment Income....................................    504,073
                                                                   ----------
  EXPENSES
    Investment Management Fees....................................     18,034
    Accounting & Transfer Agent Fees..............................        859
    Custodian Fees................................................      8,568
    Directors'/Trustees' Fees & Expenses..........................        175
    Professional Fees.............................................        741
    Other.........................................................        659
                                                                   ----------
       Total Expenses.............................................     29,036
                                                                   ----------
    Fees Paid Indirectly (Note C).................................       (398)
                                                                   ----------
    Net Expenses..................................................     28,638
                                                                   ----------
    NET INVESTMENT INCOME (LOSS)..................................    475,435
                                                                   ----------
  REALIZED AND UNREALIZED GAIN (LOSS)
    Net Realized Gain (Loss) on:
      Investment Securities Sold*.................................   (259,529)
      Affiliated Investment Companies Shares Sold.................          1
      Futures.....................................................     20,081
      Foreign Currency Transactions...............................      2,950
    Change in Unrealized Appreciation (Depreciation) of:
      Investment Securities and Foreign Currency..................  3,780,573
      Affiliated Investment Companies Shares......................        (79)
      Futures.....................................................      3,775
      Translation of Foreign Currency Denominated Amounts.........        (53)
                                                                   ----------
    NET REALIZED AND UNREALIZED GAIN (LOSS).......................  3,547,719
                                                                   ----------
  NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS. $4,023,154
                                                                   ==========

----------
* Net of foreign capital gain taxes withheld of $0.

# Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                           DIMENSIONAL EMERGING
                                                                            MARKETS VALUE FUND
                                                                         ------------------------
                                                                             YEAR         YEAR
                                                                            ENDED        ENDED
                                                                           OCT. 31,     OCT. 31,
                                                                             2017         2016
                                                                         -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss).......................................... $   475,435  $   407,052
  Net Realized Gain (Loss) on:
    Investment Securities Sold*.........................................    (259,529)     (88,448)
    Affiliated Investment Companies Shares Sold.........................           1           --
    Futures.............................................................      20,081       11,480
    Foreign Currency Transactions.......................................       2,950        3,764
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..........................   3,780,573    1,983,912
    Affiliated Investment Companies Shares..............................         (79)          --
    Futures.............................................................       3,775         (395)
    Translation of Foreign Currency Denominated Amounts.................         (53)          48
                                                                         -----------  -----------
     Net Increase (Decrease) in Net Assets Resulting from Operations....   4,023,154    2,317,413
                                                                         -----------  -----------
Transactions in Interest:
  Contributions.........................................................     842,290    1,192,055
  Withdrawals...........................................................  (1,900,740)  (1,950,019)
                                                                         -----------  -----------
     Net Increase (Decrease) from Transactions in Interest..............  (1,058,450)    (757,964)
                                                                         -----------  -----------
     Total Increase (Decrease) in Net Assets............................   2,964,704    1,559,449
NET ASSETS
  Beginning of Year.....................................................  16,647,507   15,088,058
                                                                         -----------  -----------
  End of Year........................................................... $19,612,211  $16,647,507
                                                                         ===========  ===========

----------
* Net of foreign capital gain taxes withheld of $0 and $145, respectively.

                See accompanying Notes to Financial Statements.

                   DIMENSIONAL EMERGING MARKETS VALUE FUND+

                             FINANCIAL HIGHLIGHTS


                                                                                       DIMENSIONAL EMERGING MARKETS VALUE FUND
                                                                          -----------------------------------------------------
                                                                              YEAR         YEAR         YEAR          YEAR
                                                                             ENDED        ENDED        ENDED         ENDED
                                                                            OCT. 31,     OCT. 31,     OCT. 31,      OCT. 31,
                                                                              2017         2016         2015          2014
--------------------------------------------------------------------------------------------------------------------------------
Total Return.............................................................       24.89%       15.80%      (17.95)%       (1.09)%
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)...................................... $19,612,211  $16,647,507  $15,088,058   $18,927,517
Ratio of Expenses to Average Net Assets..................................        0.16%        0.16%        0.15%         0.15%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly).        0.16%        0.16%        0.15%         0.15%
Ratio of Net Investment Income to Average Net Assets.....................        2.64%        2.72%        2.54%         2.76%
Portfolio Turnover Rate..................................................          14%          12%          14%           12%
--------------------------------------------------------------------------------------------------------------------------------

                                                                          ------------
                                                                              YEAR
                                                                             ENDED
                                                                            OCT. 31,
                                                                              2013
--------------------------------------------------------------------------------------
Total Return.............................................................        8.43%
--------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)...................................... $19,427,286
Ratio of Expenses to Average Net Assets..................................        0.16%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly).        0.16%
Ratio of Net Investment Income to Average Net Assets.....................        2.32%
Portfolio Turnover Rate..................................................           6%
--------------------------------------------------------------------------------------

+ See Note A in the Notes to Financial Statements.

                See accompanying Notes to Financial Statements.

                    DIMENSIONAL EMERGING MARKETS VALUE FUND

                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

   Dimensional Emerging Markets Value Fund (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940. The Fund meets the definition as an investment company and follows the accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Certification ("ASC") Topic 946, "Financial Services-Investment Companies." The Fund consists of one series.

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. Security Valuation: The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

   Securities held by the Fund, including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Fund that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Fund values the securities within the range of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Fund is calculated. When fair value pricing is used, the prices of securities used by the Fund may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The Fund will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset value of the Fund is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Fund prices its shares at the close of the NYSE, the Fund will fair value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the Fund's foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Fund utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the Fund uses fair value pricing, the values assigned to the foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by the Fund are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   A summary of the inputs used to value the Fund's investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the year ended October 31, 2017, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Fund.

   2. Foreign Currency Translation: Securities and other assets and liabilities of the Fund whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

   The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the Fund and the U.S. dollar equivalent amounts actually received or paid.

   3. Deferred Compensation Plan: Each eligible Trustee of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses. At October 31, 2017, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities in the amount of $621 (in thousands).

   Each Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed-upon years; or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Trustee's deferred compensation until a date specified by such Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board of Trustees of the Fund; and
(ii) five years following the effective date of the Trustee's first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date). As of October 31, 2017, none of the Trustees have requested or received a distribution of proceeds of a deferred fee account.

   4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Fund estimates the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Expenses directly attributable to the Fund are directly charged.

   The Fund may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

   The Fund's investments in Chile are subject to governmental taxes on investment income. Such taxes are due when currencies are repatriated from the country. The Fund accrues for taxes on income as the income is earned.

   The Fund is subject to a 15% tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The capital gains taxes are recognized when the capital gains are earned.

C. INVESTMENT ADVISOR:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Fund. For the year ended October 31, 2017, the Fund's investment management fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.10% of average daily net assets.

EARNED INCOME CREDIT:

   In addition, the Fund has entered into an arrangement with its custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Fund's custody expense. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of the Fund's net assets. During the year ended October 31, 2017, expenses reduced were $398 (amount in thousands).

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Fund; however, such Officers and Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended October 31, 2017, the total related amounts paid by the Fund to the CCO were $16 (in thousands). The total related amounts paid by the Fund are included in Other Expenses on the Statement of Operations.

D. PURCHASES AND SALES OF SECURITIES:

   For the year ended October 31, 2017, the Fund's transactions related to investment securities, other than short-term securities and U.S. government securities (amounts in thousands), were as follows:

                                                  PURCHASES    SALES
                                                  ---------- ----------
         Dimensional Emerging Markets Value Fund. $2,578,607 $3,151,688

   There were no purchases or sales of long-term U.S. government securities.

   For the year ended October 31, 2017, transactions related to Affiliated Investment Companies were as follows (amounts in thousands):

                                                     NET REALIZED                                      DIVIDEND   CAPITAL GAIN
                                                     GAIN/(LOSS)    CHANGE IN                         INCOME FROM DISTRIBUTIONS
                      BALANCE                        ON SALES OF   UNREALIZED   BALANCE               AFFILIATED      FROM
                         AT    PURCHASES   PROCEEDS   AFFILIATED  APPRECIATION/    AT    SHARES AS OF INVESTMENT   AFFILIATED
                      10/31/16  AT COST   FROM SALES  INVESTMENT  DEPRECIATION  10/31/17   10/31/17    COMPANIES   INVESTMENT
                      -------- ---------- ---------- ------------ ------------- -------- ------------ ----------- -------------
DIMENSIONAL EMERGING
 MARKETS VALUE FUND
DFA Short Term
 Investment Fund..... $592,349 $2,532,742 $2,533,106     $  1         $(79)     $591,907    51,154      $6,167         --
                      -------- ---------- ----------     ----         ----      --------    ------      ------         --
TOTAL                 $592,349 $2,532,742 $2,533,106     $  1         $(79)     $591,907    51,154      $6,167         --

E. FEDERAL INCOME TAXES:

   No provision for federal income taxes is required since the Fund is treated as a partnership for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to their respective partners.

   At October 31, 2017, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                                        NET
                                                                                                     UNREALIZED
                                                              FEDERAL     UNREALIZED   UNREALIZED   APPRECIATION
                                                              TAX COST   APPRECIATION DEPRECIATION (DEPRECIATION)
                                                             ----------- ------------ ------------ --------------
Dimensional Emerging Markets Value Fund..................... $17,401,584  $4,615,842  $(1,869,369)   $2,746,473

   The difference between GAAP-basis and tax basis unrealized gains (losses) is attributable primarily to wash sales and net mark to market gains (losses) on regulated futures contracts, net mark-to-market gain/loss on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments.

   ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Fund's tax positions and has concluded that no additional provision for income tax is required in the Fund's financial statements. The Fund is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

F. FINANCIAL INSTRUMENTS:

   In accordance with the Fund's investment objective and policies, the Fund may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities held by the Fund may be inhibited.

DERIVATIVE FINANCIAL INSTRUMENTS:

   Summarized below are the specific types of derivative instruments used by the Fund.

   2. Futures Contracts: The Fund may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Fund. The Fund, however, does not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Fund could lose more than the initial margin requirements. Entering into stock index futures subjects the Fund to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   Securities have been segregated as collateral for open futures contracts.

   3. Forward Currency Contracts: The Fund may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk).

   The decision to hedge the Fund's currency exposure with respect to a foreign market will be based primarily on the Fund's existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Fund as an unrealized gain or loss, which is presented in the Statement of Operations as the change in unrealized appreciation or depreciation from translation of foreign-currency-denominated amounts. When the contract is closed or offset with the same counterparty, the Fund records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statement of Operations as a net realized gain or loss on foreign currency transactions. At October 31, 2017, the Fund had no outstanding forward currency contracts.

   The average volume (based on the open positions at each fiscal month-end) of derivative activity for the year ended October 31, 2017 (amounts in thousands):

                                                                       FUTURES
                                                                       --------
Dimensional Emerging Markets Value Fund............................... $107,048

   The following is a summary of the location of derivatives on the Fund's Statements of Assets and Liabilities as of October 31, 2017:

                                            LOCATION ON THE
                                        STATEMENTS OF ASSETS AND
                                              LIABILITIES
                                        ------------------------
              DERIVATIVE TYPE              ASSET DERIVATIVES
              ---------------           ------------------------
              Equity contracts          Receivables: Futures
                                          Margin Variation

   The following is a summary of the Fund's derivative instrument holdings categorized by primary risk exposure as of October 31, 2017 (amounts in thousands):

                                                                                   ASSET DERIVATIVES VALUE
                                                                                 ---------------------------
                                                                                   TOTAL VALUE
                                                                                        AT          EQUITY
                                                                                 OCTOBER 31, 2017 CONTRACTS*
                                                                                 ---------------- ----------
Dimensional Emerging Markets Value Fund.........................................      $3,380        $3,380

* Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Statement of Assets and Liabilities.

   The following is a summary of the location on the Fund's Statement of Operations of realized and change in unrealized gains and losses from the Fund's derivative instrument holdings through the year ended October 31, 2017:

    DERIVATIVE TYPE   LOCATION OF GAIN (LOSS) ON DERIVATIVES
    ---------------   --------------------------------------
    Equity contracts  Net Realized Gain (Loss) on: Futures
                      Change in Unrealized Appreciation (Depreciation) of:
                        Futures

   The following is a summary of the realized and change in unrealized gains and losses from the Fund's derivative instrument holdings categorized by primary risk exposure through the year ended October 31, 2017 (amounts in thousands):

                                                              REALIZED GAIN (LOSS) ON
                                                                 DERIVATIVES
                                                              -----------------------
                                                                                 EQUITY
                                                               TOTAL            CONTRACTS
                                                               -------          ---------
 Dimensional Emerging Markets Value Fund..................... $20,081            $20,081

                                                              CHANGE IN UNREALIZED
                                                              APPRECIATION (DEPRECIATION) ON
                                                                 DERIVATIVES
                                                              -----------------------
                                                                                 EQUITY
                                                               TOTAL            CONTRACTS
                                                               -------          ---------
 Dimensional Emerging Markets Value Fund..................... $ 3,775            $ 3,775

G. LINE OF CREDIT AND INTERFUND LENDING PROGRAM:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective March 29, 2017, with its domestic custodian bank. A line of credit with similar terms was in effect through March 29, 2017. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 28, 2018.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 6, 2017. A line of credit with similar terms was in effect through January 6, 2017. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 5, 2018.

   For the year ended October 31, 2017, borrowings by the Fund under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                                                                   WEIGHTED      WEIGHTED    NUMBER OF   INTEREST
                                                                                    AVERAGE      AVERAGE        DAYS     EXPENSE
                                                                                 INTEREST RATE LOAN BALANCE OUTSTANDING* INCURRED
                                                                                 ------------- ------------ ------------ --------
Dimensional Emerging Markets Value Fund.........................................     1.53%       $18,696         33        $26

                                                                                 MAXIMUM AMOUNT
                                                                                 BORROWED DURING
                                                                                   THE PERIOD
                                                                                 ---------------
Dimensional Emerging Markets Value Fund.........................................     $82,809

* Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2017, that the Fund's available line of credit was utilized.

   There were no outstanding borrowings by the Fund under the lines of credit as of October 31, 2017.

   Pursuant to an exemptive order issued by the SEC (the "Order"), the Fund may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice.

   The Fund did not utilize the interfund lending program during the year ended October 31, 2017.

H. AFFILIATED TRADES:

   Cross trades for the year ended October 31, 2017, if any, were executed by the Fund pursuant to procedures adopted by the Board of Trustees of the Fund to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the "1940 Act"). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. At its regularly scheduled meetings, the Board reviews such transactions for compliance with the requirements and restrictions set forth by Rule 17a-7 under the 1940 Act.

   For the year ended October 31, 2017, cross trades by the Fund under Rule 17a-7 were as follows (amounts in thousands):

PORTFOLIO                                                                        PURCHASES  SALES  REALIZED GAIN (LOSS)
---------                                                                        --------- ------- --------------------
Dimensional Emerging Markets Value Fund.........................................  $2,885   $34,578        $9,733

I. SECURITIES LENDING:

   As of October 31, 2017, the Fund had securities on loan to brokers/dealers, for which the Fund received cash collateral. The non-cash collateral includes short and/or long term U.S. Treasuries and U.S. Government Agency Securities with a market value of $585,916 (amount in thousands). The Fund invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount
(i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies,
(ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Fund's collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Fund could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to its stated investment policy, the Fund will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses, and other payments to and from borrowers of securities. The Fund also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, the Fund will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

   The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of October 31, 2017:

                                                                 REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                                                              AS OF OCTOBER 31, 2017
                                                             ---------------------------------------------------------
                                                             OVERNIGHT AND            BETWEEN
                                                              CONTINUOUS   <30 DAYS 30 & 90 DAYS >90 DAYS    TOTAL
                                                             ------------- -------- ------------ -------- ------------
SECURITIES LENDING TRANSACTIONS
DIMENSIONAL EMERGING MARKETS VALUE FUND
Common Stocks............................................... $591,906,661     --         --         --    $591,906,661

J. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K. RECENTLY ISSUED ACCOUNTING STANDARDS:

   In October 2016, the U.S. Securities and Exchange Commission ("SEC") adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X require standardized, enhanced disclosure about derivatives in investment company financial statements, and also change the rules governing the form and content of such financial statements. The amendments to Regulation S-X took effect on August 1, 2017, and the financial statements have been modified accordingly, as applicable.

L. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Fund through the date that the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of Dimensional Emerging Markets Value Fund

In our opinion, the accompanying statement of assets and liabilities, including the summary schedule of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Dimensional Emerging Markets Value Fund (the "Fund") as of October 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of October 31, 2017 by correspondence with the custodian, brokers and the transfer agent of the investee fund, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 21, 2017

                                FUND MANAGEMENT

                                  (UNAUDITED)

TRUSTEES/DIRECTORS

Each Board of Trustees/Directors (each, the "Board" and collectively, the "Boards") of The DFA Investment Trust Company ("DFAITC"), DFA Investment Dimensions Group Inc. ("DFAIDG"), Dimensional Investment Group Inc. ("DIG"), and Dimensional Emerging Markets Value Fund ("DEM") (each, the "Fund" and collectively, the "Funds") is responsible for establishing the Funds' policies and for overseeing the management of the Funds. The Trustees/ Directors of the Funds, including all of the disinterested Trustees/Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the "Feeder Portfolios") that invest in certain series of DFAITC or DEM (the "Master Funds").

Each Board has three standing committees, an Audit Committee, a Nominating Committee, and an Investment Strategy Committee (the "Strategy Committee"). The Audit Committee is composed of George M. Constantinides, Roger G. Ibbotson, and Abbie J. Smith. Each member of the Audit Committee is a disinterested Trustee/Director. The Audit Committee oversees the Fund's accounting and financial reporting policies and practices, the Fund's internal controls, the Fund's financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund's independent registered certified public accounting firm and also acts as a liaison between the Fund's independent registered certified public accounting firm and the full Board. There were two Audit Committee meetings held during the fiscal year ended October 31, 2017.

Each Board's Nominating Committee is composed of George M. Constantinides, Roger G. Ibbotson, Myron S. Scholes, Edward P. Lazear, and Abbie J. Smith. Each member of the Nominating Committee is a disinterested Trustee/Director. The Nominating Committee for each Board makes recommendations for nominations of disinterested and interested members on the Board to the full Board. The Nominating Committee evaluates a candidate's qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. The Nominating Committee met one time during the fiscal year ended October 31, 2017.

Each Board's Strategy Committee is composed of Douglas W. Diamond, Edward P. Lazear, and Myron S. Scholes. Each member of the Strategy Committee is a disinterested Trustee/Director. The Strategy Committee assists the Board in carrying out its fiduciary duties with respect to the oversight of the Fund and its performance. At the request of the Board or the Advisor, the Strategy Committee may (i) review the design of possible new series of the Fund,
(ii) review performance of existing portfolios of the Fund and discuss and recommend possible enhancements to the portfolios' investment strategies,
(iii) review proposals by the Advisor to modify or enhance the investment strategies or policies of each portfolio, and (iv) consider issues relating to investment services for each portfolio of the Fund. There were three Strategy Committee meetings held during the fiscal year ended October 31, 2017.

Certain biographical information for each disinterested Trustee/Director and interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director's experience as a Trustee/ Director of the Funds and as a director or trustee of other funds, as well as other recent professional experience.

The statements of additional information (together, "SAI") of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746. Prospectuses are also available at http://us.dimensional.com.


                                   TERM OF                                                      PORTFOLIOS WITHIN
   NAME, ADDRESS                  OFFICE/1/ AND                                                   THE DFA FUND
       AND                        LENGTH OF                                                        COMPLEX/2/
   YEAR OF BIRTH      POSITION     SERVICE         PRINCIPAL OCCUPATION DURING PAST 5 YEARS         OVERSEEN
-------------------------------------------------------------------------------------------------------------------
                                                 DISINTERESTED TRUSTEES/DIRECTORS
------------------------------------------------------------------------------------------------------------------
George M.            Director of  DFAIDG-        Leo Melamed Professor of Finance,              126 portfolios in
Constantinides       DFAIDG       Since 1983     University of Chicago Booth School of          4 investment
University of        and DIG      DIG- Since     Business (since 1978).                         companies
Chicago Booth        Trustee      1993
School of Business   of           DFAITC-
5807 S. Woodlawn     DFAITC       Since 1992
Avenue               and          DEM- Since
Chicago, IL 60637    DEM          1993
1947
-------------------------------------------------------------------------------------------------------------------
Douglas W.           Director     DFAIDG-        Merton H. Miller Distinguished Service         126 portfolios in
Diamond              of           Since June     Professor of Finance, University of Chicago    4 investment
University of        DFAIDG       2017           Booth School of Business (since                companies
Chicago Booth        and DIG      DIG- Since     1988). Visiting Scholar, Federal Reserve
School of            Trustee      June 2017      Bank of Richmond (since 1990). Formerly,
Business             of           DFAITC-        Fischer Black Visiting Professor of Financial
5807 S. Woodlawn     DFAITC       Since June     Economics, Alfred P. Sloan School of
Avenue               and          2017           Management, Massachusetts Institute of
Chicago, IL 60637    DEM          DEM- Since     Technology (2015 to 2016).
1953                              June 2017
-------------------------------------------------------------------------------------------------------------------
Roger G. Ibbotson    Director     DFAIDG-        Professor in Practice Emeritus of Finance,     126 portfolios in
Yale School of       of           Since 1981     Yale School of Management (since 1984).        4 investment
Management           DFAIDG       DIG- Since     Chairman, CIO and Partner, Zebra Capital       companies
P.O. Box 208200      and DIG      1993           Management, LLC (hedge fund and asset
New Haven, CT        Trustee      DFAITC-        manager) (since 2001). Formerly, Consultant
06520-8200           of           Since 1992     to Morningstar, Inc. (2006-2016).
1943                 DFAITC       DEM- Since
                     and          1993
                     DEM
-------------------------------------------------------------------------------------------------------------------
Edward P. Lazear     Director     DFAIDG-        Distinguished Visiting Fellow, Becker          126 portfolios in
Stanford University  of           Since 2010     Friedman Institute for Research in             4 investment
Graduate School of   DFAIDG       DIG- Since     Economics, University of Chicago (since        companies
Business             and DIG      2010           2015). Morris Arnold Cox Senior Fellow,
Knight Management    Trustee      DFAITC-        Hoover Institution (since 2002). Jack Steele
Center, E346         of           Since 2010     Parker Professor of Human Resources
Stanford, CA         DFAITC       DEM- Since     Management and Economics, Graduate
94305                and          2010           School of Business, Stanford University
1948                 DEM                         (since 1995). Cornerstone Research (expert
                                                 testimony and economic and financial
                                                 analysis) (since 2009).
-------------------------------------------------------------------------------------------------------------------
Myron S. Scholes     Director     DFAIDG-        Chief Investment Strategist, Janus             126 portfolios in
c/o Dimensional      of           Since 1981     Henderson Investors (since 2014). Frank E.     4 investment
Fund Advisors LP     DFAIDG       DIG- Since     Buck Professor of Finance, Emeritus,           companies
6300 Bee Cave        and DIG      1993           Graduate School of Business, Stanford
Road, Building One   Trustee      DFAITC-        University (since 1981).
Austin, TX 78746     of           Since 1992
1941                 DFAITC       DEM- Since
                     and          1993
                     DEM


                                                      OTHER
                                                DIRECTORSHIPS OF
                                                PUBLIC COMPANIES
                                                   HELD DURING
  PRINCIPAL OCCUPATION DURING PAST 5 YEARS        PAST 5 YEARS
-------------------------------------------------------------------

---------------------
Leo Melamed Professor of Finance,              None
University of Chicago Booth School of
Business (since 1978).






-------------------------------------------------------------------
Merton H. Miller Distinguished Service         None
Professor of Finance, University of Chicago
Booth School of Business (since
1988). Visiting Scholar, Federal Reserve
Bank of Richmond (since 1990). Formerly,
Fischer Black Visiting Professor of Financial
Economics, Alfred P. Sloan School of
Management, Massachusetts Institute of
Technology (2015 to 2016).

-------------------------------------------------------------------
Professor in Practice Emeritus of Finance,     None
Yale School of Management (since 1984).
Chairman, CIO and Partner, Zebra Capital
Management, LLC (hedge fund and asset
manager) (since 2001). Formerly, Consultant
to Morningstar, Inc. (2006-2016).



-------------------------------------------------------------------
Distinguished Visiting Fellow, Becker          None
Friedman Institute for Research in
Economics, University of Chicago (since
2015). Morris Arnold Cox Senior Fellow,
Hoover Institution (since 2002). Jack Steele
Parker Professor of Human Resources
Management and Economics, Graduate
School of Business, Stanford University
(since 1995). Cornerstone Research (expert
testimony and economic and financial
analysis) (since 2009).
-------------------------------------------------------------------
Chief Investment Strategist, Janus             Formerly, Adviser,
Henderson Investors (since 2014). Frank E.     Kuapay, Inc.
Buck Professor of Finance, Emeritus,           (2013-2014).
Graduate School of Business, Stanford          Formerly, Director,
University (since 1981).                       American Century
 Fund Complex
 (registered
                     investment
                                   companies) (43
                                               Portfolios) (1980-
                                               2014).


                              TERM OF                                                    PORTFOLIOS WITHIN
  NAME, ADDRESS              OFFICE/1/ AND                                                 THE DFA FUND
      AND                    LENGTH OF                                                      COMPLEX/2/
  YEAR OF BIRTH    POSITION   SERVICE        PRINCIPAL OCCUPATION DURING PAST 5 YEARS        OVERSEEN
------------------------------------------------------------------------------------------------------------
Abbie J. Smith     Director  DFAIDG-        Boris and Irene Stern Distinguished Service  126 portfolios in
University of      of        Since 2000     Professor of Accounting, University of       4 investment
Chicago Booth      DFAIDG    DIG- Since     Chicago Booth School of Business (since      companies
School of          and DIG   2000           1980).
Business           Trustee   DFAITC-
5807 S. Woodlawn   of        Since 2000
Avenue             DFAITC    DEM- Since
Chicago, IL 60637  and       2000
1953               DEM













                                                     OTHER
                                               DIRECTORSHIPS OF
                                               PUBLIC COMPANIES
                                                  HELD DURING
 PRINCIPAL OCCUPATION DURING PAST 5 YEARS        PAST 5 YEARS
-------------------------------------------------------------------
Boris and Irene Stern Distinguished Service  Lead Director,
Professor of Accounting, University of       (beginning May
Chicago Booth School of Business (since      2014) and Director
1980).                                       (since 2000), HNI
    Corporation
    (formerly known as
    HON Industries
    Inc.) (office
                  furniture); Director,
                                             Ryder System Inc.
                                             (transportation,
                                             logistics and
                                             supply-chain
                                             management)
                                             (since 2003); and
                                             Trustee, UBS
                                             Funds (3
                                             investment
                                             companies within
                                             the fund complex)
                                             (24 portfolios)
                                             (since 2009).


                                  TERM OF                                                    PORTFOLIOS WITHIN
  NAME, ADDRESS                  OFFICE/1/ AND                                                 THE DFA FUND
       AND                       LENGTH OF             PRINCIPAL OCCUPATION DURING              COMPLEX/2/
  YEAR OF BIRTH      POSITION     SERVICE                      PAST 5 YEARS                      OVERSEEN
-----------------------------------------------------------------------------------------------------------------
                                               INTERESTED TRUSTEES/DIRECTORS*
----------------------------------------------------------------------------------------------------------------
David G. Booth      Chairman     DFAIDG-        Chairman, Director/Trustee, and formerly,   126 portfolios in 4
6300 Bee Cave       Director of  Since 1981     President and Co-Chief Executive Officer    investment
Road, Building One  DFAIDG       DIG- Since     (each until March 2017) of Dimensional      companies
Austin, TX 78746    and DIG      1992           Emerging Markets Value Fund ("DEM"),
1946                Trustee of   DFAITC-        DFAIDG, Dimensional Investment Group
                    DFAITC       Since 1992     Inc. ("DIG") and The DFA Investment Trust
                    and DEM      DEM- Since     Company ("DFAITC"). Executive
                                 1993           Chairman, and formerly, President and
                                                Co-Chief Executive Officer (each until
                                                February 2017) of Dimensional Holdings
                                                Inc., Dimensional Fund Advisors LP and
                                                DFA Securities LLC (collectively with DEM,
                                                DFAIDG, DIG and DFAITC, the "DFA
                                                Entities"). Chairman and Director (since
                                                2009) and formerly Co-Chief Executive
                                                Officer (2010- June 2017) of Dimensional
                                                Fund Advisors Canada ULC. Trustee,
                                                University of Chicago (since 2002).
                                                Trustee, University of Kansas Endowment
                                                Association (since 2005). Formerly,
                                                Director of Dimensional Fund Advisors Ltd.
                                                (2002-July 2017), DFA Australia Limited
                                                (1994-July 2017), Dimensional Advisors
                                                Ltd. (2012-July 2017), Dimensional Funds
                                                plc (2006-July 2017) and Dimensional
                                                Funds II plc (2006-July 2017). Formerly,
                                                Director and President of Dimensional
                                                Japan Ltd. (2012-April 2017). Formerly,
                                                President, Dimensional SmartNest (US)
                                                LLC (2009-2014); and Limited Partner,
                                                VSC Investors, LLC (2007 to 2015).
                                                Formerly, Chairman, Director, President
                                                and Co-Chief Executive Officer of
                                                Dimensional Cayman Commodity Fund I
                                                Ltd. (2010-September 2017).

                                                 OTHER
                                            DIRECTORSHIPS OF
                                            PUBLIC COMPANIES
       PRINCIPAL OCCUPATION DURING            HELD DURING
               PAST 5 YEARS                  PAST 5 YEARS
-------------------------------------------------------------

------------------
Chairman, Director/Trustee, and formerly,        None
President and Co-Chief Executive Officer
(each until March 2017) of Dimensional
Emerging Markets Value Fund ("DEM"),
DFAIDG, Dimensional Investment Group
Inc. ("DIG") and The DFA Investment Trust
Company ("DFAITC"). Executive
Chairman, and formerly, President and
Co-Chief Executive Officer (each until
February 2017) of Dimensional Holdings
Inc., Dimensional Fund Advisors LP and
DFA Securities LLC (collectively with DEM,
DFAIDG, DIG and DFAITC, the "DFA
Entities"). Chairman and Director (since
2009) and formerly Co-Chief Executive
Officer (2010- June 2017) of Dimensional
Fund Advisors Canada ULC. Trustee,
University of Chicago (since 2002).
Trustee, University of Kansas Endowment
Association (since 2005). Formerly,
Director of Dimensional Fund Advisors Ltd.
(2002-July 2017), DFA Australia Limited
(1994-July 2017), Dimensional Advisors
Ltd. (2012-July 2017), Dimensional Funds
plc (2006-July 2017) and Dimensional
Funds II plc (2006-July 2017). Formerly,
Director and President of Dimensional
Japan Ltd. (2012-April 2017). Formerly,
President, Dimensional SmartNest (US)
LLC (2009-2014); and Limited Partner,
VSC Investors, LLC (2007 to 2015).
Formerly, Chairman, Director, President
and Co-Chief Executive Officer of
Dimensional Cayman Commodity Fund I
Ltd. (2010-September 2017).

/1/ Each Director holds office for an indefinite term until his or her successor is elected and qualified.

/2/ Each Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which include: DFAIDG; DIG; DFAITC; and DEM. Each disinterested Director also serves on the Independent Review Committee of the Dimensional Funds, mutual funds registered in the provinces of Canada and managed by the Advisor's affiliate, Dimensional Fund Advisors Canada ULC.

* The Interested Trustee/Director is described as such because he is deemed to be an "interested person," as that term is defined under the Investment Company Act of 1940, as amended, due to his position with the Advisor.

OFFICERS

   Below is the name, year of birth, information regarding positions with the Funds and the principal occupation for each officer of the Funds. The address of each officer is 6300 Bee Cave Road, Building One, Austin, TX 78746. Each of the officers listed below holds the same office (except as otherwise noted) in the DFA Entities.

                                              TERM OF
                                             OFFICE/1/
NAME AND YEAR OF                            AND LENGTH OF
     BIRTH                POSITION            SERVICE                    PRINCIPAL OCCUPATION DURING PAST 5 YEARS
---------------------------------------------------------------------------------------------------------------------------------
Valerie A. Brown  Vice President and         Since 2001    Vice President and Assistant Secretary of all the DFA Entities, DFA
1967              Assistant Secretary                      Australia Limited, Dimensional Fund Advisors Ltd., Dimensional
                                                           Cayman Commodity Fund I Ltd., Dimensional Fund Advisors Pte. Ltd.
                                                           and Dimensional Hong Kong Limited. Director, Vice President and
                                                           Assistant Secretary of Dimensional Fund Advisors Canada ULC.
---------------------------------------------------------------------------------------------------------------------------------
David P. Butler   Co-Chief Executive         Since 2017    Co-Chief Executive Officer of all the DFA entities (since 2017);
1964              Officer                                  Director of Dimensional Holdings Inc. (since February 2017),
                                                           Dimensional Fund Advisors Canada ULC (since March 2017),
                                                           Dimensional Japan Ltd. (since April 2017), Dimensional Advisors Ltd.
                                                           (since July 2017), DFA Australia Limited (since July 2017) and
                                                           Dimensional Fund Advisors Ltd. (since August 2017); Director and
                                                           Co-Chief Executive Officer of Dimensional Cayman Commodity Fund I
                                                           Ltd. (since September 13, 2017). Formerly, Vice President (October
                                                           2007 to February 2017), of all the DFA Entities. Head of Global
                                                           Financial Advisor Services (since October 2007) for Dimensional Fund
                                                           Advisors LP.
---------------------------------------------------------------------------------------------------------------------------------
Stephen A. Clark  Executive Vice President   Since 2017    Executive Vice President (since March 2017) and formerly, Vice
1972                                                       President (2004 to March 2017), of all the DFA Entities. Director and
                                                           Vice President (since February 2016) of Dimensional Japan Ltd.
                                                           President and Director (since February 2016) of Dimensional Fund
                                                           Advisors Canada ULC. Vice President (since April 2008) and Director
                                                           (since October 2016) of DFA Australia Limited. Director (since April
                                                           2016) of Dimensional Advisors Ltd., Dimensional Fund Advisors Pte.
                                                           Ltd., and Dimensional Hong Kong Limited. Vice President (since June
                                                           2016) of Dimensional Fund Advisors Pte. Ltd. Head of Global
                                                           Institutional Services (since January 2014) for Dimensional Fund
                                                           Advisors LP. Formerly, Vice President (December 2010-February
                                                           2016) of Dimensional Fund Advisors Canada ULC; and Head of
                                                           Institutional, North America (March 2012 to December 2013) for
                                                           Dimensional Fund Advisors LP.
---------------------------------------------------------------------------------------------------------------------------------
Christopher S.    Vice President and         Since 2004    Vice President and Global Chief Compliance Officer of all the DFA
Crossan           Global Chief Compliance                  Entities, DFA Australia Limited and Dimensional Fund Advisors Ltd.
1965              Officer                                  Chief Compliance Officer and Chief Privacy Officer of Dimensional
                                                           Fund Advisors Canada ULC (since October 2006 and March 2015, respectively), Chief Compliance Officer of Dimensional Fund Advisors
                                                           Pte. Ltd. (since October 2012) and Dimensional Japan Ltd. (since
                                                           February 2017). Formerly, Vice President and Global Chief
                                                           Compliance Officer (October 2010- 2014) for Dimensional SmartNest
                                                           (US) LLC.
---------------------------------------------------------------------------------------------------------------------------------
(Michael) Sam     Executive Vice President   Since 2017    Executive Vice President and Chief Operating Officer of the DFA Fund
Gilliland                                                  Complex (since March 2017). Executive Vice President (since
1962                                                       February 2017), Senior Advisor and Chief Operating Officer (since
                                                           February 2016) of Dimensional Funds Advisors LP, Dimensional
                                                           Holdings Inc. and Dimensional Investment LLC. Executive Vice
                                                           President (since February 2017) of DFA Securities LLC. Director of
                                                           Dimensional Advisors Ltd. (since February 2017), Dimensional Hong
                                                           Kong Limited (since February 2017) and DFA Australia Limited (since
                                                           October 2016). Formerly, Consultant for MSG Consulting (August
                                                           2013-February 2017), and Chairman and Chief Executive Officer of
                                                           Sabre Holdings (December 2003-August 2013).

                                              TERM OF
                                             OFFICE/1/
NAME AND YEAR OF                            AND LENGTH OF
      BIRTH               POSITION            SERVICE                   PRINCIPAL OCCUPATION DURING PAST 5 YEARS
-----------------------------------------------------------------------------------------------------------------------------
Gregory K. Hinkle  Vice President, Chief   Since 2015       Vice President, Chief Financial Officer, and Treasurer of all
1958               Financial Officer, and                   the DFA Entities. Chief Financial Officer, Treasurer and Vice
                   Treasurer                                President of Dimensional Advisors Ltd., Dimensional Fund
                                                            Advisors Ltd., Dimensional Hong Kong Limited, Dimensional Cayman
                                                            Commodity Fund I Ltd., Dimensional Fund Advisors Canada ULC,
                                                            Dimensional Fund Advisors Pte. Ltd and DFA Australia Limited.
                                                            Director (since August 2016) for Dimensional Funds plc and
                                                            Dimensional Funds II plc. Formerly, interim Chief Financial
                                                            Officer and interim Treasurer of all the DFA Entities (April
                                                            2016-September 2016); interim Chief Financial Officer and
                                                            interim Treasurer (April 2016-July 2016) of Dimensional Fund
                                                            Advisors LP, Dimensional Fund Advisors Ltd., DFA Australia
                                                            Limited, Dimensional Advisors Ltd., Dimensional Fund Advisors
                                                            Pte. Ltd, Dimensional Hong Kong Limited, Dimensional Cayman
                                                            Commodity Fund I Ltd., Dimensional Fund Advisors Canada ULC;
                                                            Controller (August 2015-September 2016) of all the DFA Entities;
                                                            Controller (August 2015-July 2016) Dimensional Fund Advisors LP;
                                                            Vice President of T. Rowe Price Group, Inc. and Director of
                                                            Investment Treasury and Treasurer of the T. Rowe Price Funds
                                                            (March 2008-July 2015).
-----------------------------------------------------------------------------------------------------------------------------
Jeff J. Jeon       Vice President and      Vice President   Vice President and Assistant Secretary (since 2004 and March
1973               Assistant Secretary     since 2004 and   2017, respectively) of all the DFA Entities and Dimensional
                                           Assistant        Cayman Commodity Fund I Ltd.
                                           Secretary since
                                           2017
-----------------------------------------------------------------------------------------------------------------------------
Kenneth M. Manell  Vice President          Since 2010       Vice President of all the DFA Entities and Dimensional Cayman
1972                                                        Commodity Fund I Ltd.
-----------------------------------------------------------------------------------------------------------------------------
Catherine L.       President and General   Since 2017       President and General Counsel (since March 2017), and formerly,
Newell             Counsel                                  Vice President and Secretary (1997 and 2000, respectively, to
1964                                                        March 2017), of all the DFA Entities. Director, Vice President
                                                            and Secretary of DFA Australia Limited and Dimensional Fund
                                                            Advisors Ltd. (since February 2002, April 1997, and May 2002, respectively). Vice President and Secretary of Dimensional Fund
                                                            Advisors Canada ULC (since June 2003), Dimensional Cayman
                                                            Commodity Fund I Ltd., Dimensional Japan Ltd (since February
                                                            2012), Dimensional Advisors Ltd. (since March 2012) and
                                                            Dimensional Fund Advisors Pte. Ltd. (since June 2012). Director of Dimensional Funds plc and Dimensional Funds II plc (since
                                                            2002 and 2006, respectively). Director of Dimensional Japan
                                                            Ltd., Dimensional Advisors Ltd., Dimensional Fund Advisors Pte.
                                                            Ltd. and Dimensional Hong Kong Limited (since August 2012 and
                                                            July 2012). Formerly, Vice President and Secretary (October
                                                            2010-November 2014) of Dimensional SmartNest (US) LLC.
-----------------------------------------------------------------------------------------------------------------------------
Selwyn Notelovitz  Vice President and      Since 2013       Vice President and Deputy Chief Compliance Officer of all the
1961               Deputy Chief                             DFA Entities. Deputy Chief Compliance Officer (since December
                   Compliance Officer                       2012) of Dimensional Fund Advisors LP.
-----------------------------------------------------------------------------------------------------------------------------
Carolyn L. O       Vice President and      Vice President   Vice President and Secretary (since 2010 and March 2017,
1974               Secretary               since 2010 and   respectively) of all the DFA Entities, Dimensional Cayman
                                           Secretary since  Commodity Fund I Ltd., and Dimensional Fund Advisors Canada ULC
                                           2017             (since April 2016).

                                          TERM OF
                                         OFFICE/1/
 NAME AND YEAR OF                       AND LENGTH OF
      BIRTH              POSITION         SERVICE                    PRINCIPAL OCCUPATION DURING PAST 5 YEARS
-----------------------------------------------------------------------------------------------------------------------------
Gerard K. O'Reilly  Co-Chief Executive   Since 2017    Co-Chief Executive Officer and Chief Investment Officer of DFAIDG,
1976                Officer and Chief                  DFAITC, DIG and DEM (since September, 2017) and Dimensional
                    Investment Officer                 Holdings Inc., Dimensional Fund Advisors LP, DFA Securities LLC
                                                       and Dimensional Fund Advisors Canada ULC (since September,
                                                       2017); Chief Investment Officer and Director of DFA Australia Limited
                                                       (since September, 2017 and October 2017, respectively); Director,
                                                       Co-Chief Executive Officer and Chief Investment Officer of
                                                       Dimensional Cayman Commodity Fund I Ltd. (since September,
                                                       2017); Director of Dimensional Funds plc and Dimensional Fund II plc
                                                       (since August 2014) and Dimensional Fund Advisors Pte. Ltd. (since
                                                       June 2017); Co-Chief Investment Officer and Vice President (since
                                                       February 2016) of Dimensional Japan Ltd. Formerly, Executive Vice
                                                       President (March 2017-September, 2017), Co-Chief Investment
                                                       Officer (June 2014-September, 2017) and Vice President (January
                                                       2007-March 2017) of DFAIDG, DFAITC, DIG and DEM; Executive
                                                       Vice President (February 2017-September, 2017), Co-Chief
                                                       Investment Officer (June 2014-September, 2017) and Vice President
                                                       (January 2007-February 2017) of Dimensional Holdings Inc.,
                                                       Dimensional Fund Advisors LP and DFA Securities LLC; Vice
                                                       President and Co-Chief Investment Officer (April 2014-September,
                                                       2017) of Dimensional Fund Advisors Canada ULC; Co-Chief
                                                       Investment Officer of DFA Australia Limited (April 2014-September,
                                                       2017); Co-Chief Investment Officer of DFA Securities LLC,
                                                       Dimensional Fund Advisors LP, and Dimensional Holdings LLC (April
                                                       2014-September, 2017).

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor's website at http://us.dimensional.com; and (3) on the SEC's website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

                            NOTICE TO SHAREHOLDERS

                                  (UNAUDITED)

For shareholders that do not have an October 31, 2017 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2017 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year November 1, 2016 to October 31, 2017, each Portfolio is designating the following items with regard to distributions paid during the fiscal year. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For each item, it is the intention of the Portfolio to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

                                                                                                                QUALIFYING
                                                                                                                    FOR
                                       NET                                                                       CORPORATE
                                   INVESTMENT    SHORT-TERM     LONG-TERM                                        DIVIDENDS
DFA INVESTMENT                       INCOME     CAPITAL GAIN  CAPITAL GAIN  RETURN OF TAX-EXEMPT     TOTAL       RECEIVED
DIMENSIONS GROUP INC.             DISTRIBUTIONS DISTRIBUTIONS DISTRIBUTIONS  CAPITAL   INTEREST  DISTRIBUTIONS DEDUCTION (1)
--------------------------------- ------------- ------------- ------------- --------- ---------- ------------- -------------
Enhanced U.S. Large Company
 Portfolio.......................       20%          32%           48%         --         --          100%          100%
U.S. Large Cap Equity Portfolio..      100%          --            --          --         --          100%          100%
U.S. Large Cap Value Portfolio...       46%          --            54%         --         --          100%          100%
U.S. Targeted Value Portfolio....       25%           4%           71%         --         --          100%          100%
U.S. Small Cap Value Portfolio...       17%           1%           82%         --         --          100%          100%
U.S. Core Equity 1 Portfolio.....       81%          --            19%         --         --          100%          100%
U.S. Core Equity 2 Portfolio.....       72%          --            28%         --         --          100%          100%
U.S. Vector Equity Portfolio.....       35%          --            65%         --         --          100%          100%
U.S. Small Cap Portfolio.........       29%           3%           68%         --         --          100%          100%
U.S. Micro Cap Portfolio.........       15%          --            85%         --         --          100%          100%
U.S. High Relative Profitability
 Portfolio.......................      100%          --            --          --         --          100%          100%
DFA Real Estate Securities
 Portfolio.......................       77%          --            23%         --         --          100%          100%
Large Cap International
 Portfolio.......................      100%          --            --          --         --          100%          100%
International Core Equity
 Portfolio.......................      100%          --            --          --         --          100%          100%
International Small Company
 Portfolio.......................       43%           4%           53%         --         --          100%          100%
Global Small Company
 Portfolio.......................       --           --            --          --         --           --           100%
Japanese Small Company
 Portfolio.......................      100%          --            --          --         --          100%          100%
Asia Pacific Small Company
 Portfolio.......................      100%          --            --          --         --          100%          100%
United Kingdom Small Company
 Portfolio.......................       44%          --            56%         --         --          100%          100%
Continental Small Company
 Portfolio.......................       99%          --             1%         --         --          100%          100%

                                                                                           QUALIFYING
                                                                                             SHORT-
                                  QUALIFYING     U.S.      FOREIGN    FOREIGN   QUALIFYING    TERM
DFA INVESTMENT                     DIVIDEND   GOVERNMENT     TAX       SOURCE    INTEREST   CAPITAL
DIMENSIONS GROUP INC.             INCOME (2) INTEREST (3) CREDIT (4) INCOME (5) INCOME (6)  GAIN (7)
--------------------------------- ---------- ------------ ---------- ---------- ---------- ----------
Enhanced U.S. Large Company
 Portfolio.......................    100%          7%         --         --        100%       100%
U.S. Large Cap Equity Portfolio..    100%         --          --         --        100%       100%
U.S. Large Cap Value Portfolio...    100%         --          --          7%       100%       100%
U.S. Targeted Value Portfolio....    100%         --          --         --        100%       100%
U.S. Small Cap Value Portfolio...    100%         --          --         --        100%       100%
U.S. Core Equity 1 Portfolio.....    100%         --          --         --        100%       100%
U.S. Core Equity 2 Portfolio.....    100%         --          --         --        100%       100%
U.S. Vector Equity Portfolio.....    100%         --          --         --        100%       100%
U.S. Small Cap Portfolio.........    100%         --          --         --        100%       100%
U.S. Micro Cap Portfolio.........    100%         --          --         --        100%       100%
U.S. High Relative Profitability
 Portfolio.......................    100%         --          --         --        100%       100%
DFA Real Estate Securities
 Portfolio.......................    100%         --          --         --        100%       100%
Large Cap International
 Portfolio.......................    100%         --          --         --        100%       100%
International Core Equity
 Portfolio.......................    100%         --           5%       100%       100%       100%
International Small Company
 Portfolio.......................    100%         --           5%        93%       100%       100%
Global Small Company
 Portfolio.......................    100%         --           2%       100%       100%       100%
Japanese Small Company
 Portfolio.......................    100%         --           6%        70%       100%       100%
Asia Pacific Small Company
 Portfolio.......................    100%         --           1%        84%       100%       100%
United Kingdom Small Company
 Portfolio.......................    100%         --          --         99%       100%       100%
Continental Small Company
 Portfolio.......................    100%         --          10%       100%       100%       100%

                See accompanying Notes to Financial Statements.

                                                                                                                QUALIFYING
                                                                                                                    FOR
                                       NET                                                                       CORPORATE
                                   INVESTMENT    SHORT-TERM     LONG-TERM                                        DIVIDENDS
DFA INVESTMENT                       INCOME     CAPITAL GAIN  CAPITAL GAIN  RETURN OF TAX-EXEMPT     TOTAL       RECEIVED
DIMENSIONS GROUP INC.             DISTRIBUTIONS DISTRIBUTIONS DISTRIBUTIONS  CAPITAL   INTEREST  DISTRIBUTIONS DEDUCTION (1)
--------------------------------- ------------- ------------- ------------- --------- ---------- ------------- -------------
DFA International Real Estate
 Securities Portfolio............      100%          --            --          --         --          100%          100%
DFA Global Real Estate
 Securities Portfolio............       91%           1%            8%         --         --          100%          100%
DFA International Small Cap
 Value Portfolio.................       33%           1%           66%         --         --          100%          100%
International Vector Equity
 Portfolio.......................       92%          --             8%         --         --          100%          100%
International High Relative
 Profitability Portfolio.........      100%          --            --          --         --          100%          100%
World ex U.S. Value Portfolio....      100%          --            --          --         --          100%          100%
World ex U.S. Targeted Value
 Portfolio.......................       97%          --             3%         --         --          100%          100%
World ex U.S. Core Equity
 Portfolio.......................      100%          --            --          --         --          100%          100%
World Core Equity Portfolio......       86%           2%           12%         --         --          100%          100%
Selectively Hedged Global Equity
 Portfolio.......................       70%           4%           26%         --         --          100%          100%
Emerging Markets Portfolio.......      100%          --            --          --         --          100%          100%
Emerging Markets Small Cap
 Portfolio.......................       53%           4%           43%         --         --          100%          100%
Emerging Markets Value
 Portfolio.......................      100%          --            --          --         --          100%          100%
Emerging Markets Core Equity
 Portfolio.......................      100%          --            --          --         --          100%          100%
DFA Commodity Strategy
 Portfolio.......................       97%           3%           --          --         --          100%          100%
DFA International Value
 Portfolio.......................      100%          --            --          --         --          100%          100%
U.S. Large Company Portfolio.....       80%          --            20%         --         --          100%          100%

                                                                                           QUALIFYING
                                                                                             SHORT-
                                  QUALIFYING     U.S.      FOREIGN    FOREIGN   QUALIFYING    TERM
DFA INVESTMENT                     DIVIDEND   GOVERNMENT     TAX       SOURCE    INTEREST   CAPITAL
DIMENSIONS GROUP INC.             INCOME (2) INTEREST (3) CREDIT (4) INCOME (5) INCOME (6)  GAIN (7)
--------------------------------- ---------- ------------ ---------- ---------- ---------- ----------
DFA International Real Estate
 Securities Portfolio............    100%         --           4%        99%       100%       100%
DFA Global Real Estate
 Securities Portfolio............    100%         --           2%        57%       100%       100%
DFA International Small Cap
 Value Portfolio.................    100%         --          --         --        100%       100%
International Vector Equity
 Portfolio.......................    100%         --           5%        98%       100%       100%
International High Relative
 Profitability Portfolio.........    100%         --          --         --        100%       100%
World ex U.S. Value Portfolio....    100%         --           5%       100%       100%       100%
World ex U.S. Targeted Value
 Portfolio.......................    100%         --           8%       100%       100%       100%
World ex U.S. Core Equity
 Portfolio.......................    100%         --           7%       100%       100%       100%
World Core Equity Portfolio......    100%         --           3%        59%       100%       100%
Selectively Hedged Global Equity
 Portfolio.......................    100%         --           4%        73%       100%       100%
Emerging Markets Portfolio.......    100%         --           7%       100%       100%       100%
Emerging Markets Small Cap
 Portfolio.......................    100%         --           3%        86%       100%       100%
Emerging Markets Value
 Portfolio.......................    100%         --           6%       100%       100%       100%
Emerging Markets Core Equity
 Portfolio.......................    100%         --           5%        11%       100%       100%
DFA Commodity Strategy
 Portfolio.......................    100%         15%         --         --        100%       100%
DFA International Value
 Portfolio.......................    100%         --           4%       100%       100%       100%
U.S. Large Company Portfolio.....    100%         --          --         --        100%       100%

(1)Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(2)The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). Please note that these percentages are designated only, refer to your 1099 for actual qualified dividend income.

                See accompanying Notes to Financial Statements.

(3)"U.S. Government Interest" represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total ordinary income distributions (the total of short-term capital gain and net investment income distributions). Generally, interest from direct U.S. Government obligations is exempt from state income tax.

(4)"Foreign Tax Credit" represents dividends which qualify for the foreign tax credit pass through and is reflected as a percentage of investment company taxable income.

(5)"Foreign Source Income" represents the portion of dividends derived from foreign sources, and is reflected as a percentage of investment company taxable income.

(6)The percentage in this column represents the amount of "Qualifying Interest Income" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(7)The percentage in this column represents the amount of "Qualifying Short-Term Capital Gain" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

                See accompanying Notes to Financial Statements.

                                                               DFA103117-001A
 [LOGO]                                                              00202776

[LOGO]

Annual Report

YEAR ENDED: OCTOBER 31, 2017

--------------------------------------------------------------------------------
DFA INVESTMENT DIMENSIONS GROUP INC. / THE DFA INVESTMENT TRUST COMPANY
--------------------------------------------------------------------------------

TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO

TAX-MANAGED U.S. EQUITY PORTFOLIO

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

T.A. U.S. CORE EQUITY 2 PORTFOLIO

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

[LOGO]

December 2017

Dear Fellow Shareholder,

On behalf of everyone at Dimensional, we thank you for trusting us with your investments. We recognize that the assets we manage for you play an important role in your future. And we are committed to enhancing shareholder value every day through the quality of our implementation.

Dimensional believes that an approach based on sensible and thoroughly vetted investment ideas leads to a consistent set of funds that can help you achieve your investment goals. Over the past 36 years, we have built upon a foundation of sensible investment ideas, which evolved through research and refinement. The goal has always been to find additional ways to enhance our funds while remaining consistent in our approach.

We believe these efforts have indeed helped people meet a wide range of goals and be long-term investors. We appreciate the opportunity to continue serving our shareholders.

Sincerely,

 /s/ David P. Butler                    /s/ Gerard O'Reilly

 David Butler                           Gerard O'Reilly
 Co-Chief Executive Officer             Co-Chief Executive Officer and Chief
                                        Investment Officer

                                 ANNUAL REPORT

                               TABLE OF CONTENTS

                                                                                 PAGE
                                                                                 ----
LETTER TO SHAREHOLDERS
DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES......................................   1
DFA INVESTMENT DIMENSIONS GROUP INC.
   Performance Charts...........................................................   2
   Management's Discussion and Analysis.........................................   6
   Disclosure of Fund Expenses..................................................  11
   Disclosure of Portfolio Holdings.............................................  13
   Schedule of Investments/Summary Schedules of Portfolio Holdings
       Tax-Managed U.S. Marketwide Value Portfolio..............................  15
       Tax-Managed U.S. Equity Portfolio........................................  16
       Tax-Managed U.S. Targeted Value Portfolio................................  19
       Tax-Managed U.S. Small Cap Portfolio.....................................  22
       T.A. U.S. Core Equity 2 Portfolio........................................  25
       Tax-Managed DFA International Value Portfolio............................  28
       T.A. World ex U.S. Core Equity Portfolio.................................  32
   Statements of Assets and Liabilities.........................................  38
   Statements of Operations.....................................................  40
   Statements of Changes in Net Assets..........................................  42
   Financial Highlights.........................................................  44
   Notes to Financial Statements................................................  48
   Report of Independent Registered Public Accounting Firm......................  64
THE DFA INVESTMENT TRUST COMPANY - THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
   Performance Chart............................................................  65
   Management's Discussion and Analysis.........................................  66
   Disclosure of Fund Expenses..................................................  67
   Disclosure of Portfolio Holdings.............................................  68
   Summary Schedule of Portfolio Holdings.......................................  69
   Statement of Assets and Liabilities..........................................  72
   Statement of Operations......................................................  73
   Statements of Changes in Net Assets..........................................  74
   Financial Highlights.........................................................  75
   Notes to Financial Statements................................................  76
   Report of Independent Registered Public Accounting Firm......................
FUND MANAGEMENT.................................................................  84
VOTING PROXIES ON FUND PORTFOLIO SECURITIES.....................................  91
NOTICE TO SHAREHOLDERS..........................................................  92

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       THE DFA INVESTMENT TRUST COMPANY

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

SCHEDULES OF INVESTMENTS/SUMMARY SCHEDULES OF PORTFOLIO HOLDINGS
----------------------------------------------------------------

Investment Abbreviations
ADR     American Depositary Receipt
P.L.C.  Public Limited Company

Investment Footnotes
+       See Note B to Financial Statements.
++      Securities that have generally been fair value factored. See Note B to Financial Statements.
**      Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. "Other Securities" are those securities that are not among the top 50 holdings in unaffiliated issuers of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
*       Non-Income Producing Securities.
#       Total or Partial Securities on Loan.
@       Security purchased with cash proceeds from Securities on Loan.
(S)     Affiliated Fund.

FINANCIAL HIGHLIGHTS
--------------------
(A)     Computed using average shares outstanding.
(B)     Represents the combined ratios for the respective portfolio and its respective pro-rata share of its
        Master Funds.
N/A     Does not apply to this Fund.

ALL STATEMENTS, SCHEDULES AND NOTES TO FINANCIAL STATEMENTS
-----------------------------------------------------------
--      Amounts designated as -- are either zero or rounded to zero.
SEC     Securities and Exchange Commission

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO VS.
RUSSELL 3000(R) VALUE INDEX
OCTOBER 31, 2007-OCTOBER 31, 2017

                                    [CHART]

             Tax-Managed U.S. Marketwide       Russell 3000/R/
                  Value Portfolio               Value Index
             ---------------------------      ----------------
10/2007             $10,000                      $10,000
11/2007              $9,414                       $9,490
12/2007              $9,372                       $9,399
01/2008              $8,999                       $9,022
02/2008              $8,670                       $8,646
03/2008              $8,516                       $8,596
04/2008              $8,995                       $9,003
05/2008              $9,193                       $9,014
06/2008              $8,178                       $8,151
07/2008              $8,111                       $8,156
08/2008              $8,277                       $8,315
09/2008              $7,574                       $7,723
10/2008              $5,881                       $6,368
11/2008              $5,298                       $5,888
12/2008              $5,475                       $5,992
01/2009              $4,761                       $5,289
02/2009              $4,120                       $4,581
03/2009              $4,553                       $4,973
04/2009              $5,338                       $5,527
05/2009              $5,739                       $5,850
06/2009              $5,664                       $5,809
07/2009              $6,238                       $6,300
08/2009              $6,653                       $6,627
09/2009              $6,954                       $6,889
10/2009              $6,618                       $6,658
11/2009              $6,926                       $7,021
12/2009              $7,176                       $7,176
01/2010              $6,975                       $6,974
02/2010              $7,296                       $7,202
03/2010              $7,871                       $7,682
04/2010              $8,175                       $7,909
05/2010              $7,475                       $7,257
06/2010              $6,903                       $6,830
07/2010              $7,455                       $7,294
08/2010              $6,966                       $6,963
09/2010              $7,658                       $7,520
10/2010              $7,952                       $7,750
11/2010              $7,970                       $7,728
12/2010              $8,724                       $8,341
01/2011              $8,938                       $8,514
02/2011              $9,443                       $8,838
03/2011              $9,502                       $8,880
04/2011              $9,722                       $9,109
05/2011              $9,571                       $9,007
06/2011              $9,403                       $8,819
07/2011              $9,001                       $8,527
08/2011              $8,249                       $7,977
09/2011              $7,411                       $7,352
10/2011              $8,441                       $8,211
11/2011              $8,377                       $8,170
12/2011              $8,456                       $8,332
01/2012              $8,898                       $8,666
02/2012              $9,369                       $8,994
03/2012              $9,566                       $9,262
04/2012              $9,389                       $9,164
05/2012              $8,727                       $8,625
06/2012              $9,185                       $9,052
07/2012              $9,262                       $9,132
08/2012              $9,613                       $9,336
09/2012              $9,959                       $9,635
10/2012              $9,989                       $9,583
11/2012             $10,049                       $9,581
12/2012             $10,336                       $9,794
01/2013             $11,021                      $10,427
02/2013             $11,189                      $10,574
03/2013             $11,744                      $10,995
04/2013             $11,823                      $11,147
05/2013             $12,208                      $11,437
06/2013             $12,133                      $11,340
07/2013             $12,870                      $11,962
08/2013             $12,489                      $11,502
09/2013             $12,944                      $11,820
10/2013             $13,557                      $12,327
11/2013             $14,115                      $12,681
12/2013             $14,502                      $12,996
01/2014             $13,929                      $12,531
02/2014             $14,441                      $13,075
03/2014             $14,648                      $13,376
04/2014             $14,685                      $13,465
05/2014             $15,027                      $13,654
06/2014             $15,415                      $14,029
07/2014             $15,169                      $13,741
08/2014             $15,727                      $14,253
09/2014             $15,323                      $13,907
10/2014             $15,587                      $14,269
11/2014             $15,790                      $14,533
12/2014             $15,941                      $14,646
01/2015             $15,143                      $14,058
02/2015             $16,238                      $14,737
03/2015             $16,079                      $14,571
04/2015             $16,241                      $14,671
05/2015             $16,489                      $14,843
06/2015             $16,317                      $14,571
07/2015             $16,361                      $14,597
08/2015             $15,327                      $13,739
09/2015             $14,844                      $13,320
10/2015             $16,013                      $14,304
11/2015             $16,045                      $14,386
12/2015             $15,504                      $14,041
01/2016             $14,510                      $13,298
02/2016             $14,479                      $13,302
03/2016             $15,493                      $14,272
04/2016             $15,878                      $14,572
05/2016             $16,061                      $14,801
06/2016             $16,046                      $14,923
07/2016             $16,478                      $15,384
08/2016             $16,649                      $15,522
09/2016             $16,719                      $15,501
10/2016             $16,439                      $15,241
11/2016             $17,688                      $16,198
12/2016             $18,166                      $16,624
01/2017             $18,382                      $16,723
02/2017             $18,880                      $17,295
03/2017             $18,721                      $17,122
04/2017             $18,899                      $17,097
05/2017             $18,827                      $17,040
06/2017             $19,147                      $17,342
07/2017             $19,437                      $17,564
08/2017             $19,246                      $17,342
09/2017             $19,950                      $17,908
10/2017             $20,122                      $18,030          Past performance is not predictive of
                                                                  future performance.
                                                                  The returns shown do not reflect the
                                                                  deduction of taxes that a shareholder
                                                                  would pay on fund distributions or the
        AVERAGE ANNUAL       ONE       FIVE        TEN            redemption of fund shares.
        TOTAL RETURN         YEAR      YEARS      YEARS           Russell data copyright (C) Russell
        ----------------------------------------------------      Investment Group 1995-2017, all rights
                            22.41%     15.03%     7.24%           reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TAX-MANAGED U.S. EQUITY PORTFOLIO VS.
RUSSELL 3000(R) INDEX
OCTOBER 31, 2007-OCTOBER 31, 2017

                                    [CHART]

                 Tax-Managed U.S. Equity         Russell 3000/R/
                        Portfolio                    Index
              ---------------------------      ----------------
10/2007                   $10,000                      $10,000
11/2007                    $9,558                       $9,550
12/2007                    $9,507                       $9,492
01/2008                    $8,933                       $8,917
02/2008                    $8,674                       $8,640
03/2008                    $8,627                       $8,589
04/2008                    $9,055                       $9,018
05/2008                    $9,240                       $9,203
06/2008                    $8,511                       $8,443
07/2008                    $8,461                       $8,376
08/2008                    $8,592                       $8,506
09/2008                    $7,808                       $7,706
10/2008                    $6,471                       $6,340
11/2008                    $6,021                       $5,839
12/2008                    $6,129                       $5,951
01/2009                    $5,618                       $5,451
02/2009                    $5,050                       $4,880
03/2009                    $5,464                       $5,308
04/2009                    $5,915                       $5,866
05/2009                    $6,200                       $6,179
06/2009                    $6,233                       $6,200
07/2009                    $6,698                       $6,683
08/2009                    $6,896                       $6,922
09/2009                    $7,175                       $7,212
10/2009                    $7,008                       $7,026
11/2009                    $7,399                       $7,426
12/2009                    $7,610                       $7,637
01/2010                    $7,333                       $7,362
02/2010                    $7,577                       $7,612
03/2010                    $8,050                       $8,091
04/2010                    $8,212                       $8,266
05/2010                    $7,566                       $7,613
06/2010                    $7,136                       $7,175
07/2010                    $7,636                       $7,673
08/2010                    $7,266                       $7,312
09/2010                    $7,957                       $8,003
10/2010                    $8,277                       $8,315
11/2010                    $8,329                       $8,363
12/2010                    $8,888                       $8,930
01/2011                    $9,078                       $9,125
02/2011                    $9,406                       $9,458
03/2011                    $9,448                       $9,500
04/2011                    $9,731                       $9,783
05/2011                    $9,613                       $9,671
06/2011                    $9,453                       $9,498
07/2011                    $9,235                       $9,280
08/2011                    $8,681                       $8,723
09/2011                    $8,037                       $8,047
10/2011                    $8,932                       $8,973
11/2011                    $8,925                       $8,948
12/2011                    $8,993                       $9,022
01/2012                    $9,426                       $9,477
02/2012                    $9,840                       $9,878
03/2012                   $10,133                      $10,183
04/2012                   $10,060                      $10,116
05/2012                    $9,431                       $9,491
06/2012                    $9,792                       $9,862
07/2012                    $9,900                       $9,960
08/2012                   $10,148                      $10,209
09/2012                   $10,422                      $10,477
10/2012                   $10,233                      $10,296
11/2012                   $10,314                      $10,376
12/2012                   $10,430                      $10,503
01/2013                   $11,002                      $11,079
02/2013                   $11,145                      $11,226
03/2013                   $11,581                      $11,666
04/2013                   $11,759                      $11,857
05/2013                   $12,073                      $12,137
06/2013                   $11,925                      $11,979
07/2013                   $12,583                      $12,636
08/2013                   $12,226                      $12,283
09/2013                   $12,672                      $12,740
10/2013                   $13,216                      $13,281
11/2013                   $13,636                      $13,666
12/2013                   $13,994                      $14,027
01/2014                   $13,517                      $13,584
02/2014                   $14,146                      $14,228
03/2014                   $14,235                      $14,303
04/2014                   $14,242                      $14,321
05/2014                   $14,555                      $14,633
06/2014                   $14,912                      $15,000
07/2014                   $14,619                      $14,704
08/2014                   $15,226                      $15,321
09/2014                   $14,938                      $15,002
10/2014                   $15,316                      $15,415
11/2014                   $15,687                      $15,788
12/2014                   $15,672                      $15,788
01/2015                   $15,187                      $15,349
02/2015                   $16,115                      $16,237
03/2015                   $15,922                      $16,072
04/2015                   $16,035                      $16,145
05/2015                   $16,261                      $16,368
06/2015                   $15,992                      $16,094
07/2015                   $16,247                      $16,364
08/2015                   $15,269                      $15,376
09/2015                   $14,818                      $14,928
10/2015                   $16,001                      $16,107
11/2015                   $16,086                      $16,196
12/2015                   $15,744                      $15,864
01/2016                   $14,884                      $14,969
02/2016                   $14,876                      $14,964
03/2016                   $15,887                      $16,017
04/2016                   $15,980                      $16,117
05/2016                   $16,261                      $16,405
06/2016                   $16,255                      $16,439
07/2016                   $16,885                      $17,091
08/2016                   $16,950                      $17,135
09/2016                   $16,975                      $17,162
10/2016                   $16,648                      $16,790
11/2016                   $17,418                      $17,542
12/2016                   $17,740                      $17,884
01/2017                   $18,083                      $18,221
02/2017                   $18,747                      $18,898
03/2017                   $18,767                      $18,911
04/2017                   $18,964                      $19,112
05/2017                   $19,184                      $19,307
06/2017                   $19,330                      $19,481
07/2017                   $19,697                      $19,849
08/2017                   $19,719                      $19,887      Past performance is not predictive of
09/2017                   $20,216                      $20,372      future performance.
10/2017                   $20,689                      $20,816      The returns shown do not reflect the
                                                                    deduction of taxes that a shareholder
                                                                    would pay on fund distributions or the
         AVERAGE ANNUAL        ONE       FIVE        TEN            redemption of fund shares.
         TOTAL RETURN          YEAR      YEARS      YEARS           Russell data copyright (C) Russell
         -----------------------------------------------------      Investment Group 1995-2017, all rights
                              24.27%     15.12%     7.54%           reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO VS.
RUSSELL 2000(R) VALUE INDEX
OCTOBER 31, 2007-OCTOBER 31, 2017


                                    [CHART]

             Tax-Managed U.S. Targeted          Russell 2000/R/
                  Value Portfolio                 Value Index
             ---------------------------        -----------------
10/2007                   $10,000                      $10,000
11/2007                    $9,221                       $9,251
12/2007                    $9,134                       $9,173
01/2008                    $8,698                       $8,796
02/2008                    $8,463                       $8,447
03/2008                    $8,540                       $8,574
04/2008                    $8,797                       $8,845
05/2008                    $9,160                       $9,148
06/2008                    $8,297                       $8,270
07/2008                    $8,353                       $8,694
08/2008                    $8,640                       $9,107
09/2008                    $7,902                       $8,680
10/2008                    $6,192                       $6,946
11/2008                    $5,388                       $6,142
12/2008                    $5,685                       $6,519
01/2009                    $4,913                       $5,588
02/2009                    $4,232                       $4,812
03/2009                    $4,617                       $5,239
04/2009                    $5,482                       $6,071
05/2009                    $5,704                       $6,202
06/2009                    $5,679                       $6,182
07/2009                    $6,345                       $6,897
08/2009                    $6,650                       $7,224
09/2009                    $7,002                       $7,586
10/2009                    $6,527                       $7,082
11/2009                    $6,745                       $7,308
12/2009                    $7,256                       $7,861
01/2010                    $7,077                       $7,631
02/2010                    $7,484                       $7,984
03/2010                    $8,090                       $8,649
04/2010                    $8,690                       $9,254
05/2010                    $7,950                       $8,472
06/2010                    $7,231                       $7,732
07/2010                    $7,796                       $8,284
08/2010                    $7,183                       $7,661
09/2010                    $8,031                       $8,484
10/2010                    $8,382                       $8,812
11/2010                    $8,707                       $9,036
12/2010                    $9,464                       $9,787
01/2011                    $9,504                       $9,793
02/2011                   $10,042                      $10,290
03/2011                   $10,227                      $10,433
04/2011                   $10,408                      $10,602
05/2011                   $10,161                      $10,412
06/2011                    $9,959                      $10,156
07/2011                    $9,646                       $9,821
08/2011                    $8,675                       $8,953
09/2011                    $7,643                       $7,975
10/2011                    $8,850                       $9,125
11/2011                    $8,832                       $9,106
12/2011                    $8,918                       $9,249
01/2012                    $9,491                       $9,864
02/2012                    $9,846                      $10,010
03/2012                   $10,047                      $10,321
04/2012                    $9,883                      $10,172
05/2012                    $9,159                       $9,550
06/2012                    $9,521                      $10,010
07/2012                    $9,486                       $9,908
08/2012                    $9,913                      $10,214
09/2012                   $10,234                      $10,578
10/2012                   $10,212                      $10,445
11/2012                   $10,408                      $10,477
12/2012                   $10,781                      $10,918
01/2013                   $11,514                      $11,569
02/2013                   $11,721                      $11,701
03/2013                   $12,287                      $12,188
04/2013                   $12,191                      $12,177
05/2013                   $12,780                      $12,540
06/2013                   $12,690                      $12,490
07/2013                   $13,590                      $13,292
08/2013                   $13,087                      $12,704
09/2013                   $13,821                      $13,438
10/2013                   $14,358                      $13,874
11/2013                   $15,079                      $14,416
12/2013                   $15,510                      $14,688
01/2014                   $14,753                      $14,119
02/2014                   $15,486                      $14,766
03/2014                   $15,697                      $14,949
04/2014                   $15,416                      $14,564
05/2014                   $15,631                      $14,656
06/2014                   $16,270                      $15,305
07/2014                   $15,472                      $14,379
08/2014                   $16,284                      $15,004
09/2014                   $15,353                      $13,992
10/2014                   $15,951                      $14,969
11/2014                   $15,932                      $14,900
12/2014                   $16,162                      $15,307
01/2015                   $15,469                      $14,670
02/2015                   $16,561                      $15,351
03/2015                   $16,859                      $15,610
04/2015                   $16,619                      $15,277
05/2015                   $16,899                      $15,403
06/2015                   $16,919                      $15,423
07/2015                   $16,689                      $14,998
08/2015                   $15,982                      $14,261
09/2015                   $15,372                      $13,768
10/2015                   $16,252                      $14,539
11/2015                   $16,578                      $14,952
12/2015                   $15,627                      $14,164
01/2016                   $14,558                      $13,212
02/2016                   $14,721                      $13,302
03/2016                   $15,861                      $14,405
04/2016                   $16,024                      $14,710
05/2016                   $16,197                      $14,980
06/2016                   $15,986                      $15,025
07/2016                   $16,718                      $15,836
08/2016                   $16,939                      $16,229
09/2016                   $17,080                      $16,357
10/2016                   $16,610                      $15,820
11/2016                   $18,737                      $17,920
12/2016                   $19,352                      $18,659
01/2017                   $19,346                      $18,526
02/2017                   $19,548                      $18,794
03/2017                   $19,445                      $18,635
04/2017                   $19,467                      $18,709
05/2017                   $18,931                      $18,126
06/2017                   $19,529                      $18,760
07/2017                   $19,721                      $18,879       Past performance is not predictive of
08/2017                   $19,266                      $18,415       future performance.
09/2017                   $20,610                      $19,719       The returns shown do not reflect the
10/2017                   $20,830                      $19,745       deduction of taxes that a shareholder
                                                                     would pay on fund distributions or the
         AVERAGE ANNUAL        ONE        FIVE        TEN            redemption of fund shares.
         TOTAL RETURN          YEAR       YEARS      YEARS           Russell data copyright (C) Russell
         ------------------------------------------------------      Investment Group 1995-2017, all rights
                              25.40%      15.32%     7.61%           reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TAX-MANAGED U.S. SMALL CAP PORTFOLIO VS.
RUSSELL 2000(R) INDEX
OCTOBER 31, 2007-OCTOBER 31, 2017

                                     [CHART]

                  Tax-Managed U.S. Small         Russell 2000/R/
                     Cap Portfolio                   Index
               ---------------------------      ----------------
10/2007               $10,000                          $10,000
11/2007                $9,223                           $9,282
12/2007                $9,212                           $9,276
01/2008                $8,540                           $8,644
02/2008                $8,318                           $8,323
03/2008                $8,318                           $8,358
04/2008                $8,581                           $8,708
05/2008                $8,976                           $9,108
06/2008                $8,268                           $8,407
07/2008                $8,472                           $8,718
08/2008                $8,679                           $9,033
09/2008                $7,881                           $8,313
10/2008                $6,222                           $6,584
11/2008                $5,436                           $5,805
12/2008                $5,672                           $6,142
01/2009                $5,006                           $5,459
02/2009                $4,392                           $4,796
03/2009                $4,819                           $5,224
04/2009                $5,609                           $6,031
05/2009                $5,779                           $6,213
06/2009                $5,921                           $6,304
07/2009                $6,482                           $6,911
08/2009                $6,601                           $7,109
09/2009                $6,955                           $7,520
10/2009                $6,470                           $7,009
11/2009                $6,621                           $7,229
12/2009                $7,161                           $7,811
01/2010                $6,926                           $7,523
02/2010                $7,233                           $7,862
03/2010                $7,812                           $8,502
04/2010                $8,323                           $8,983
05/2010                $7,676                           $8,302
06/2010                $7,087                           $7,659
07/2010                $7,590                           $8,185
08/2010                $6,991                           $7,579
09/2010                $7,859                           $8,523
10/2010                $8,191                           $8,872
11/2010                $8,544                           $9,180
12/2010                $9,209                           $9,909
01/2011                $9,201                           $9,883
02/2011                $9,727                          $10,425
03/2011               $10,029                          $10,695
04/2011               $10,238                          $10,978
05/2011               $10,025                          $10,772
06/2011                $9,864                          $10,523
07/2011                $9,554                          $10,143
08/2011                $8,682                           $9,261
09/2011                $7,716                           $8,222
10/2011                $8,888                           $9,467
11/2011                $8,856                           $9,432
12/2011                $8,930                           $9,495
01/2012                $9,532                          $10,166
02/2012                $9,767                          $10,409
03/2012               $10,046                          $10,676
04/2012                $9,908                          $10,511
05/2012                $9,269                           $9,815
06/2012                $9,674                          $10,305
07/2012                $9,605                          $10,162
08/2012                $9,934                          $10,501
09/2012               $10,278                          $10,846
10/2012               $10,128                          $10,611
11/2012               $10,237                          $10,667
12/2012               $10,586                          $11,047
01/2013               $11,226                          $11,739
02/2013               $11,362                          $11,868
03/2013               $11,891                          $12,416
04/2013               $11,797                          $12,370
05/2013               $12,392                          $12,865
06/2013               $12,397                          $12,799
07/2013               $13,323                          $13,695
08/2013               $12,899                          $13,260
09/2013               $13,717                          $14,106
10/2013               $14,133                          $14,461
11/2013               $14,866                          $15,040
12/2013               $15,177                          $15,336
01/2014               $14,524                          $14,911
02/2014               $15,165                          $15,614
03/2014               $15,268                          $15,507
04/2014               $14,789                          $14,906
05/2014               $14,863                          $15,026
06/2014               $15,498                          $15,825
07/2014               $14,583                          $14,867
08/2014               $15,287                          $15,604
09/2014               $14,471                          $14,660
10/2014               $15,346                          $15,627
11/2014               $15,363                          $15,641
12/2014               $15,766                          $16,086
01/2015               $15,091                          $15,569
02/2015               $16,063                          $16,493
03/2015               $16,365                          $16,781
04/2015               $16,004                          $16,353
05/2015               $16,271                          $16,726
06/2015               $16,443                          $16,851
07/2015               $16,183                          $16,655
08/2015               $15,395                          $15,609
09/2015               $14,825                          $14,843
10/2015               $15,701                          $15,679
11/2015               $16,110                          $16,189
12/2015               $15,225                          $15,376
01/2016               $14,266                          $14,024
02/2016               $14,392                          $14,024
03/2016               $15,456                          $15,143
04/2016               $15,600                          $15,381
05/2016               $15,793                          $15,727
06/2016               $15,731                          $15,717
07/2016               $16,488                          $16,656
08/2016               $16,731                          $16,950
09/2016               $16,817                          $17,139
10/2016               $16,289                          $16,324
11/2016               $18,293                          $18,144
12/2016               $18,877                          $18,653
01/2017               $18,817                          $18,726
02/2017               $19,043                          $19,088
03/2017               $18,992                          $19,113
04/2017               $19,172                          $19,322
05/2017               $18,705                          $18,929
06/2017               $19,217                          $19,584
07/2017               $19,370                          $19,729
08/2017               $18,962                          $19,478      Past performance is not predictive of
09/2017               $20,321                          $20,694      future performance.
10/2017               $20,599                          $20,870      The returns shown do not reflect the
                                                                    deduction of taxes that a shareholder
                                                                    would pay on fund distributions or the
         AVERAGE ANNUAL        ONE       FIVE        TEN            redemption of fund shares.
         TOTAL RETURN          YEAR      YEARS      YEARS           Russell data copyright (C) Russell
         -----------------------------------------------------      Investment Group 1995-2017, all rights
                              26.46%     15.26%     7.49%           reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
T.A. U.S. CORE EQUITY 2 PORTFOLIO VS.
RUSSELL 3000(R) INDEX
OCTOBER 31, 2007-OCTOBER 31, 2017

                                   [CHART]

               T.A. U.S. Core Equity          Russell 3000/R/
                    2 Portfolio                   Index
             -------------------------       -----------------
10/2007               $10,000                     $10,000
11/2007                $9,447                      $9,550
12/2007                $9,352                      $9,492
01/2008                $8,919                      $8,917
02/2008                $8,657                      $8,640
03/2008                $8,568                      $8,589
04/2008                $8,982                      $9,018
05/2008                $9,235                      $9,203
06/2008                $8,381                      $8,443
07/2008                $8,462                      $8,376
08/2008                $8,685                      $8,506
09/2008                $7,945                      $7,706
10/2008                $6,409                      $6,340
11/2008                $5,839                      $5,839
12/2008                $6,021                      $5,951
01/2009                $5,397                      $5,451
02/2009                $4,772                      $4,880
03/2009                $5,247                      $5,308
04/2009                $5,957                      $5,866
05/2009                $6,214                      $6,179
06/2009                $6,219                      $6,200
07/2009                $6,777                      $6,683
08/2009                $7,056                      $6,922
09/2009                $7,400                      $7,212
10/2009                $7,079                      $7,026
11/2009                $7,400                      $7,426
12/2009                $7,748                      $7,637
01/2010                $7,498                      $7,362
02/2010                $7,811                      $7,612
03/2010                $8,368                      $8,091
04/2010                $8,682                      $8,266
05/2010                $7,982                      $7,613
06/2010                $7,421                      $7,175
07/2010                $7,976                      $7,673
08/2010                $7,495                      $7,312
09/2010                $8,285                      $8,003
10/2010                $8,600                      $8,315
11/2010                $8,747                      $8,363
12/2010                $9,427                      $8,930
01/2011                $9,618                      $9,125
02/2011               $10,051                      $9,458
03/2011               $10,174                      $9,500
04/2011               $10,417                      $9,783
05/2011               $10,248                      $9,671
06/2011               $10,046                      $9,498
07/2011                $9,706                      $9,280
08/2011                $8,973                      $8,723
09/2011                $8,123                      $8,047
10/2011                $9,200                      $8,973
11/2011                $9,168                      $8,948
12/2011                $9,243                      $9,022
01/2012                $9,747                      $9,477
02/2012               $10,176                      $9,878
03/2012               $10,420                     $10,183
04/2012               $10,312                     $10,116
05/2012                $9,603                      $9,491
06/2012                $9,983                      $9,862
07/2012               $10,026                      $9,960
08/2012               $10,350                     $10,209
09/2012               $10,661                     $10,477
10/2012               $10,563                     $10,296
11/2012               $10,671                     $10,376
12/2012               $10,900                     $10,503
01/2013               $11,600                     $11,079
02/2013               $11,731                     $11,226
03/2013               $12,227                     $11,666
04/2013               $12,326                     $11,857
05/2013               $12,775                     $12,137
06/2013               $12,659                     $11,979
07/2013               $13,418                     $12,636
08/2013               $13,000                     $12,283
09/2013               $13,558                     $12,740
10/2013               $14,110                     $13,281
11/2013               $14,584                     $13,666
12/2013               $14,994                     $14,027
01/2014               $14,445                     $13,584
02/2014               $15,128                     $14,228
03/2014               $15,291                     $14,303
04/2014               $15,212                     $14,321
05/2014               $15,493                     $14,633
06/2014               $15,976                     $15,000
07/2014               $15,526                     $14,704
08/2014               $16,179                     $15,321
09/2014               $15,661                     $15,002
10/2014               $16,068                     $15,415
11/2014               $16,351                     $15,788
12/2014               $16,427                     $15,788
01/2015               $15,828                     $15,349
02/2015               $16,853                     $16,237
03/2015               $16,789                     $16,072
04/2015               $16,824                     $16,145
05/2015               $17,044                     $16,368
06/2015               $16,829                     $16,094
07/2015               $16,829                     $16,364
08/2015               $15,878                     $15,376
09/2015               $15,329                     $14,928
10/2015               $16,412                     $16,107
11/2015               $16,563                     $16,196
12/2015               $16,012                     $15,864
01/2016               $15,040                     $14,969
02/2016               $15,145                     $14,964
03/2016               $16,225                     $16,017
04/2016               $16,366                     $16,117
05/2016               $16,625                     $16,405
06/2016               $16,543                     $16,439
07/2016               $17,216                     $17,091
08/2016               $17,358                     $17,135
09/2016               $17,386                     $17,162
10/2016               $16,995                     $16,790
11/2016               $18,240                     $17,542
12/2016               $18,623                     $17,884
01/2017               $18,897                     $18,221
02/2017               $19,433                     $18,898
03/2017               $19,393                     $18,911
04/2017               $19,549                     $19,112
05/2017               $19,537                     $19,307
06/2017               $19,826                     $19,481
07/2017               $20,126                     $19,849
08/2017               $19,982                     $19,887         Past performance is not predictive of
09/2017               $20,769                     $20,372         future performance.
10/2017               $21,154                     $20,816         The returns shown do not reflect the
                                                                  deduction of taxes that a shareholder
                                                                  would pay on fund distributions or the
        AVERAGE ANNUAL       ONE       FIVE        TEN            redemption of fund shares.
        TOTAL RETURN         YEAR      YEARS      YEARS           Russell data copyright (C) Russell
        ----------------------------------------------------      Investment Group 1995-2017, all rights
                            24.47%     14.90%     7.78%           reserved.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO VS.
MSCI WORLD EX USA INDEX (NET DIVIDENDS)
OCTOBER 31, 2007-OCTOBER 31, 2017

                                          [CHART]

            Tax-Managed DFA International         MSCI World ex USA
                  Value Portfolio                Index (net dividends)
            -----------------------------        ---------------------
10/2007                $10,000                           $10,000
11/2007                 $9,416                            $9,609
12/2007                 $9,219                            $9,428
01/2008                 $8,450                            $8,578
02/2008                 $8,327                            $8,734
03/2008                 $8,447                            $8,609
04/2008                 $8,815                            $9,088
05/2008                 $8,820                            $9,225
06/2008                 $7,965                            $8,508
07/2008                 $7,757                            $8,205
08/2008                 $7,428                            $7,888
09/2008                 $6,630                            $6,749
10/2008                 $5,124                            $5,345
11/2008                 $4,789                            $5,055
12/2008                 $5,127                            $5,322
01/2009                 $4,443                            $4,825
02/2009                 $3,882                            $4,337
03/2009                 $4,269                            $4,623
04/2009                 $5,038                            $5,219
05/2009                 $5,788                            $5,879
06/2009                 $5,710                            $5,818
07/2009                 $6,375                            $6,364
08/2009                 $6,721                            $6,669
09/2009                 $7,048                            $6,944
10/2009                 $6,777                            $6,833
11/2009                 $6,978                            $7,002
12/2009                 $7,065                            $7,113
01/2010                 $6,646                            $6,780
02/2010                 $6,666                            $6,773
03/2010                 $7,170                            $7,209
04/2010                 $7,049                            $7,102
05/2010                 $6,225                            $6,318
06/2010                 $6,120                            $6,227
07/2010                 $6,848                            $6,802
08/2010                 $6,520                            $6,599
09/2010                 $7,215                            $7,232
10/2010                 $7,478                            $7,489
11/2010                 $7,123                            $7,172
12/2010                 $7,786                            $7,750
01/2011                 $8,117                            $7,917
02/2011                 $8,386                            $8,210
03/2011                 $8,164                            $8,046
04/2011                 $8,589                            $8,484
05/2011                 $8,263                            $8,232
06/2011                 $8,126                            $8,115
07/2011                 $7,868                            $7,981
08/2011                 $7,035                            $7,307
09/2011                 $6,273                            $6,573
10/2011                 $6,894                            $7,212
11/2011                 $6,676                            $6,879
12/2011                 $6,485                            $6,804
01/2012                 $6,919                            $7,171
02/2012                 $7,299                            $7,565
03/2012                 $7,237                            $7,509
04/2012                 $6,969                            $7,382
05/2012                 $6,100                            $6,540
06/2012                 $6,533                            $6,969
07/2012                 $6,500                            $7,056
08/2012                 $6,768                            $7,257
09/2012                 $7,003                            $7,477
10/2012                 $7,085                            $7,530
11/2012                 $7,189                            $7,688
12/2012                 $7,545                            $7,920
01/2013                 $7,915                            $8,310
02/2013                 $7,667                            $8,227
03/2013                 $7,680                            $8,292
04/2013                 $8,050                            $8,670
05/2013                 $7,940                            $8,476
06/2013                 $7,656                            $8,158
07/2013                 $8,167                            $8,592
08/2013                 $8,111                            $8,482
09/2013                 $8,732                            $9,081
10/2013                 $9,025                            $9,386
11/2013                 $9,059                            $9,443
12/2013                 $9,254                            $9,586
01/2014                 $8,914                            $9,199
02/2014                 $9,413                            $9,701
03/2014                 $9,348                            $9,657
04/2014                 $9,487                            $9,809
05/2014                 $9,591                            $9,961
06/2014                 $9,710                           $10,103
07/2014                 $9,487                            $9,923
08/2014                 $9,481                            $9,931
09/2014                 $9,056                            $9,523
10/2014                 $8,909                            $9,371
11/2014                 $8,903                            $9,487
12/2014                 $8,557                            $9,171
01/2015                 $8,497                            $9,139
02/2015                 $9,106                            $9,685
03/2015                 $8,907                            $9,523
04/2015                 $9,387                            $9,935
05/2015                 $9,387                            $9,849
06/2015                 $9,120                            $9,569
07/2015                 $9,030                            $9,721
08/2015                 $8,362                            $9,013
09/2015                 $7,776                            $8,558
10/2015                 $8,381                            $9,201
11/2015                 $8,272                            $9,055
12/2015                 $8,007                            $8,893
01/2016                 $7,386                            $8,280
02/2016                 $7,143                            $8,165
03/2016                 $7,683                            $8,719
04/2016                 $8,062                            $8,999
05/2016                 $7,909                            $8,898
06/2016                 $7,618                            $8,627
07/2016                 $7,954                            $9,052
08/2016                 $8,165                            $9,060
09/2016                 $8,255                            $9,170
10/2016                 $8,355                            $8,992
11/2016                 $8,393                            $8,848
12/2016                 $8,664                            $9,137
01/2017                 $9,041                            $9,409
02/2017                 $8,971                            $9,517
03/2017                 $9,173                            $9,759
04/2017                 $9,312                            $9,967
05/2017                 $9,469                           $10,299
06/2017                 $9,572                           $10,308
07/2017                $10,014                           $10,615
08/2017                 $9,995                           $10,613          Past performance is not predictive of
09/2017                $10,358                           $10,888          future performance.
10/2017                $10,538                           $11,037          The returns shown do not reflect the
                                                                          deduction of taxes that a shareholder
          AVERAGE ANNUAL         ONE         FIVE        TEN              would pay on fund distributions or the
          TOTAL RETURN           YEAR        YEARS      YEARS             redemption of fund shares.
          ---------------------------------------------------------       MSCI data copyright MSCI 2017, all
                                26.13%       8.26%      0.53%             rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO VS.
MSCI ALL COUNTRY WORLD EX USA INDEX (NET DIVIDENDS)
MARCH 6, 2008-OCTOBER 31, 2017

                                    [CHART]

              T.A. World Ex U.S. Core       MSCI ALL Country World ex
                  Equity Portfolio          USA Index (net dividends)
            ---------------------------     -------------------------
03/2008              $10,000                        $10,000
03/2008              $10,160                         $9,940
04/2008              $10,630                        $10,541
05/2008              $10,750                        $10,708
06/2008               $9,681                         $9,828
07/2008               $9,357                         $9,474
08/2008               $8,942                         $9,031
09/2008               $7,757                         $7,674
10/2008               $5,929                         $5,985
11/2008               $5,584                         $5,638
12/2008               $6,015                         $5,960
01/2009               $5,382                         $5,433
02/2009               $4,841                         $4,926
03/2009               $5,344                         $5,321
04/2009               $6,193                         $6,046
05/2009               $7,186                         $6,865
06/2009               $7,119                         $6,789
07/2009               $7,884                         $7,453
08/2009               $8,205                         $7,729
09/2009               $8,681                         $8,126
10/2009               $8,442                         $8,025
11/2009               $8,743                         $8,255
12/2009               $8,924                         $8,430
01/2010               $8,486                         $8,018
02/2010               $8,528                         $8,018
03/2010               $9,183                         $8,563
04/2010               $9,152                         $8,488
05/2010               $8,129                         $7,595
06/2010               $8,051                         $7,497
07/2010               $8,874                         $8,174
08/2010               $8,579                         $7,950
09/2010               $9,531                         $8,741
10/2010               $9,859                         $9,038
11/2010               $9,488                         $8,689
12/2010              $10,314                         $9,370
01/2011              $10,431                         $9,462
02/2011              $10,644                         $9,711
03/2011              $10,649                         $9,689
04/2011              $11,182                        $10,162
05/2011              $10,851                         $9,869
06/2011              $10,663                         $9,726
07/2011              $10,490                         $9,593
08/2011               $9,530                         $8,771
09/2011               $8,278                         $7,795
10/2011               $9,115                         $8,617
11/2011               $8,799                         $8,177
12/2011               $8,560                         $8,086
01/2012               $9,294                         $8,634
02/2012               $9,809                         $9,119
03/2012               $9,721                         $8,994
04/2012               $9,502                         $8,852
05/2012               $8,405                         $7,847
06/2012               $8,878                         $8,309
07/2012               $8,867                         $8,427
08/2012               $9,123                         $8,603
09/2012               $9,494                         $8,925
10/2012               $9,561                         $8,959
11/2012               $9,729                         $9,130
12/2012              $10,221                         $9,446
01/2013              $10,581                         $9,830
02/2013              $10,480                         $9,726
03/2013              $10,548                         $9,746
04/2013              $10,886                        $10,104
05/2013              $10,638                         $9,870
06/2013              $10,191                         $9,442
07/2013              $10,704                         $9,856
08/2013              $10,556                         $9,720
09/2013              $11,347                        $10,395
10/2013              $11,749                        $10,777
11/2013              $11,760                        $10,795
12/2013              $11,919                        $10,890
01/2014              $11,433                        $10,396
02/2014              $12,058                        $10,918
03/2014              $12,110                        $10,946
04/2014              $12,238                        $11,090
05/2014              $12,412                        $11,306
06/2014              $12,634                        $11,496
07/2014              $12,399                        $11,382
08/2014              $12,517                        $11,445
09/2014              $11,837                        $10,891
10/2014              $11,719                        $10,783
11/2014              $11,684                        $10,861
12/2014              $11,327                        $10,469
01/2015              $11,315                        $10,454
02/2015              $11,944                        $11,013
03/2015              $11,742                        $10,835
04/2015              $12,431                        $11,382
05/2015              $12,336                        $11,204
06/2015              $12,008                        $10,892
07/2015              $11,791                        $10,862
08/2015              $10,999                        $10,031
09/2015              $10,581                         $9,566
10/2015              $11,234                        $10,278
11/2015              $11,113                        $10,066
12/2015              $10,923                         $9,877
01/2016              $10,254                         $9,205
02/2016              $10,072                         $9,100
03/2016              $10,963                         $9,839
04/2016              $11,231                        $10,098
05/2016              $11,073                         $9,928
06/2016              $10,924                         $9,776
07/2016              $11,492                        $10,260
08/2016              $11,578                        $10,324
09/2016              $11,786                        $10,452
10/2016              $11,625                        $10,301
11/2016              $11,377                        $10,063
12/2016              $11,595                        $10,321
01/2017              $12,119                        $10,686
02/2017              $12,343                        $10,857
03/2017              $12,662                        $11,132
04/2017              $12,962                        $11,370
05/2017              $13,299                        $11,739
06/2017              $13,414                        $11,776
07/2017              $13,944                        $12,210
08/2017              $14,070                        $12,273              Past performance is not predictive of
09/2017              $14,339                        $12,501              future performance.
10/2017              $14,631                        $12,736              The returns shown do not reflect the
                                                                         deduction of taxes that a shareholder
         AVERAGE ANNUAL        ONE        FIVE         SINCE             would pay on fund distributions or the
         TOTAL RETURN          YEAR       YEARS      INCEPTION           redemption of fund shares.
         ----------------------------------------------------------      MSCI data copyright MSCI 2017, all
                              25.86%      8.88%        4.02%             rights reserved.

--------------------------------------------------------------------------------

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     MANAGEMENT'S DISCUSSION AND ANALYSIS


 U.S. EQUITY MARKET REVIEW                   12 MONTHS ENDED OCTOBER 31, 2017

   U.S. equities had positive returns for the period. The broad U.S. equity market, as measured by the Russell 3000(R) Index, gained approximately 24.0%. Small-cap stocks outperformed large-cap stocks as measured by the Russell indices.

               TOTAL RETURN FOR 12 MONTHS ENDED OCTOBER 31, 2017
               -------------------------------------------------

              Russell 3000(R) Index........................ 23.98%
              Russell Microcap(R) Index (micro-cap stocks). 29.52%
              Russell 2000(R) Index (small-cap stocks)..... 27.85%
              Russell 1000(R) Index (large-cap stocks)..... 23.67%
              Dow Jones U.S. Select REIT Index/SM/.........  3.94%

   Value stocks underperformed growth stocks as measured by the Russell indices. However, when measured by price-to-book ratio, deeper value stocks outperformed other value stocks.

               TOTAL RETURN FOR 12 MONTHS ENDED OCTOBER 31, 2017
               -------------------------------------------------

         Russell 2000(R) Value Index (small-cap value stocks)... 24.81%
         Russell 2000(R) Growth Index (small-cap growth stocks). 31.00%
         Russell 1000(R) Value Index (large-cap value stocks)... 17.78%
         Russell 1000(R) Growth Index (large-cap growth stocks). 29.71%

----------
Source: Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes.

TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO

   The Tax-Managed U.S. Marketwide Value Portfolio invests in a broadly diversified group of U.S. low relative price (value) stocks by purchasing shares of The Tax-Managed U.S. Marketwide Value Series, a Master Fund managed by Dimensional that invests in such stocks while considering the federal tax implications of investment decisions. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2017, the Master Fund held approximately 900 securities. In general, average cash exposure throughout the year was less than 1% of the Master Fund's assets.

   For the 12 months ended October 31, 2017, total returns were 22.41% for the Portfolio and 18.30% for the Russell 3000(R) Value Index, the Portfolio's benchmark. As a result of the Master Fund's diversified investment approach, the Portfolio's performance was determined principally by broad trends in the U.S. equity market rather than by the behavior of a limited number of stocks. Exclusive of real estate investment trusts (REITs) and certain utilities, the Master Fund's greater focus on low relative price (value) stocks benefited performance relative to the benchmark, as the lowest relative price (deep value) stocks in the benchmark outperformed for the period. Within the value portion of the market, stocks with higher profitability outperformed stocks with lower profitability and the Master Fund's greater emphasis on stocks with higher profitability contributed to relative performance. At the sector level, the Master Fund's general exclusion of real estate investment trusts (REITs) and certain utilities had a positive impact on relative performance, as REITs and utilities underperformed the benchmark.

TAX-MANAGED U.S. EQUITY PORTFOLIO

   The Tax-Managed U.S. Equity Portfolio invests in a broadly diversified group of U.S. securities while considering the federal tax implications of investment decisions. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2017, the Portfolio held approximately 2,200 securities. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2017, total returns were 24.27% for the Portfolio and 23.98% for the Russell 3000(R) Index, the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market rather than by the behavior of a limited number of stocks. The Portfolio's general exclusion of real estate investment trusts (REITs) contributed positively to performance relative to the benchmark, as REITs underperformed the benchmark.

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

   The Tax-Managed U.S. Targeted Value Portfolio invests in a broadly diversified group of U.S. small- and mid-cap value stocks. Value is measured primarily by book-to-market ratio. The Tax-Managed U.S. Targeted Value Portfolio also may consider profitability in the Portfolio's construction. In assessing profitability, Dimensional may consider such factors as earnings or profits from operations relative to book value or assets. The tax management strategies employed by the Portfolio are designed to maximize the after-tax value of a shareholder's investment. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2017, the Portfolio held approximately 1,500 securities. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2017, total returns were 25.40% for the Portfolio and 24.81% for the Russell 2000(R) Value Index, the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market, rather than the behavior of a limited number of stocks. The Portfolio's general exclusion of real estate investment trusts (REITs) and certain utilities had a positive impact on relative performance, as REITs and utilities underperformed the benchmark. Conversely, with mid-cap stocks underperforming smaller stocks for the year, the Portfolio's inclusion of mid-caps detracted from performance relative to the benchmark. The Portfolio's greater emphasis on low relative price (value) stocks also detracted from relative performance, as value stocks generally underperformed higher relative price (growth) stocks for the period.

TAX-MANAGED U.S. SMALL CAP PORTFOLIO

   The Tax-Managed U.S. Small Cap Portfolio invests in a broadly diversified group of U.S. small-cap stocks. The tax management strategies employed by the Portfolio are designed to maximize the after-tax value of a shareholder's investment. The Portfolio generally excludes stocks with the lowest profitability and highest relative price. Relative price is measured primarily by book-to-market ratio. In assessing profitability, Dimensional may consider such factors as earnings or profits from operations relative to book value or assets. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2017, the Portfolio held approximately 1,700 securities. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2017, total returns were 26.46% for the Portfolio and 27.85% for the Russell 2000(R) Index, the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in the U.S. equity market, rather than the behavior of a limited number of stocks. The Portfolio's general exclusion of stocks with low profitability and high relative price detracted from performance relative to the benchmark, as those stocks outperformed for the year. This was partially offset by the Portfolio's general exclusion of real estate investment trusts (REITs), as REITs underperformed most other sectors in the benchmark.

T.A. U.S. CORE EQUITY 2 PORTFOLIO

   The T.A. U.S. Core Equity 2 Portfolio invests in a broadly diversified group of U.S. securities with increased exposure to smaller market capitalization stocks, low relative price (value) stocks, and higher-profitability stocks relative to the market while considering federal tax implications of investment decisions. Value is measured primarily by book-to-market ratio. In assessing profitability, Dimensional may consider such factors as earnings or profits from operations relative to book value or assets. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2017, the Portfolio held approximately 2,600 securities. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2017, total returns were 24.47% for the Portfolio and 23.98% for the Russell 3000(R) Index, the Portfolio's benchmark. The Portfolio's emphasis on stocks with higher profitability contributed positively to performance relative to the benchmark, as higher-profitability stocks generally outperformed among large-caps for the period. Additionally, the Portfolio's greater emphasis on small cap stocks had a positive impact on relative performance, as small-caps generally outperformed large-caps for the period. At the sector level, the Portfolio's general exclusion of real estate investment trusts (REITs) also benefited relative performance, as REITs underperformed the benchmark.

 INTERNATIONAL EQUITY MARKET REVIEW          12 MONTHS ENDED OCTOBER 31, 2017

   Performance of non-U.S. developed markets was positive for the period. As measured by the MSCI World ex USA indices, small-cap stocks outperformed large-cap stocks, and value stocks outperformed growth stocks.

                       12 MONTHS ENDED OCTOBER 31, 2017
                       --------------------------------

                                              RETURN IN U.S. DOLLARS
           -                                  ----------------------

           MSCI World ex USA Index...........         22.74%
           MSCI World ex USA Small Cap Index.         25.86%
           MSCI World ex USA Value Index.....         23.05%
           MSCI World ex USA Growth Index....         22.40%

   For the 12 months ended October 31, 2017, the U.S. dollar depreciated against currencies of most other developed markets. Overall, currency movements had a positive impact on the U.S. dollar-denominated returns of developed markets.

                           12 MONTHS ENDED OCTOBER 31, 2017
                            --------------------------------

TEN LARGEST FOREIGN DEVELOPED MARKETS BY MARKET CAP  LOCAL RETURN RETURN IN U.S. DOLLARS
---------------------------------------------------  ------------ ----------------------
                  Japan.............................    27.38%            17.80%
                  United Kingdom....................    11.80%            21.60%
                  France............................    25.50%            33.37%
                  Canada............................    11.32%            15.73%
                  Germany...........................    22.29%            29.96%
                  Switzerland.......................    21.26%            20.30%
                  Australia.........................    16.30%            17.18%
                  Hong Kong.........................    18.75%            18.09%
                  Netherlands.......................    25.39%            32.59%
                  Spain.............................    20.43%            27.98%

----------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2017, all rights reserved.

   Emerging markets had positive performance for the period, outperforming both the U.S. and non-U.S. developed markets. As measured by the MSCI emerging markets indices, small-cap stocks underperformed large-cap stocks, and growth stocks outperformed value stocks.

                       12 MONTHS ENDED OCTOBER 31, 2017
                       --------------------------------
                                                RETURN IN U.S. DOLLARS
         -                                      ----------------------

         MSCI Emerging Markets Index...........         26.45%
         MSCI Emerging Markets Small Cap Index.         20.72%
         MSCI Emerging Markets Value Index.....         20.70%
         MSCI Emerging Markets Growth Index....         32.25%

   For the 12 months ended October 31, 2017, the U.S. dollar depreciated against some emerging markets currencies, but appreciated against others. Overall, currency movements had a positive impact on the U.S.
dollar-denominated returns of emerging markets.

                      12 MONTHS ENDED OCTOBER 31, 2017
                       --------------------------------

TEN LARGEST EMERGING MARKETS BY MARKET CAP  LOCAL RETURN RETURN IN U.S. DOLLARS
------------------------------------------  ------------ ----------------------
              China........................    41.71%            41.06%
              Korea........................    37.49%            40.42%
              Taiwan.......................    20.17%            25.74%
              India........................    19.48%            23.20%
              Brazil.......................    13.32%             9.67%
              South Africa.................    16.76%            11.32%
              Russia.......................     9.16%            16.56%
              Mexico.......................     4.11%             2.35%
              Indonesia....................    10.16%             5.98%
              Malaysia.....................     7.08%             6.11%

----------
Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2017, all rights reserved.

   For portfolios investing in non-U.S. equities traded outside of the U.S. market time zone, differences in the valuation timing and methodology between a portfolio and its benchmark index may impact relative performance over the referenced period. The portfolios price foreign exchange rates at the closing of the U.S. market, while their benchmark indices use rates at 4 p.m. London time. The portfolios also may use fair value pricing to price certain portfolio securities at the closing of the U.S. market, while benchmark indices may use local market closing prices. For the one-year period ended October 31, 2017, these differences generally benefited the portfolios' relative performance.

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

   The Tax-Managed DFA International Value Portfolio invests in a broadly diversified group of developed ex U.S. large company value stocks. Value is measured primarily by price-to-book ratio. The tax-managed strategies employed by the Portfolio are designed to maximize the after-tax value of a shareholder's investment. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2017, the Portfolio held approximately 470 securities in 22 eligible developed markets. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2017, total returns were 26.13% for the Portfolio and 22.74% for the MSCI World ex USA Index (net dividends), the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in developed ex U.S. equity markets rather than by the behavior of a limited number of stocks. With low relative price (value) stocks outperforming high relative price (growth) stocks for the period, the Portfolio's emphasis on value stocks contributed positively to performance relative to the benchmark. The Portfolio's general exclusion of real estate investment trusts (REITs) and certain utilities also had a positive impact on relative performance, as REITs and utilities underperformed the benchmark.

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

   The T.A. World ex U.S. Core Equity Portfolio is designed to capture the returns of a broadly diversified group of stocks in developed ex U.S. and emerging markets, with increased exposure to stocks with smaller market capitalization, lower relative price, and higher profitability, while considering potential federal tax implications of investment decisions. In assessing profitability, Dimensional may consider such factors as earnings or profits from operations relative to book value or assets. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2017, the Portfolio held approximately 8,200 securities in 43 eligible developed and emerging markets. In general, average cash exposure throughout the year was less than 1% of the Portfolio's assets.

   For the 12 months ended October 31, 2017, total returns were 25.86% for the Portfolio and 23.64% for the MSCI All Country World ex USA Index (net dividends), the Portfolio's benchmark. As a result of the Portfolio's diversified investment approach, performance was determined principally by broad trends in developed ex U.S. and emerging equity markets rather than by the behavior of a limited number of stocks. With developed ex U.S.

small-caps generally outperforming large-caps for the period, the Portfolio's inclusion of and emphasis on small-cap stocks contributed positively to performance relative to the benchmark (which is mostly composed of large- and mid-cap stocks). At the sector level, the Portfolio's general exclusion of real estate investment trusts (REITs) also benefited relative performance, as REITs underperformed the benchmark.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                          DISCLOSURE OF FUND EXPENSES
                                  (UNAUDITED)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   ACTUAL FUND RETURN

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                                     SIX MONTHS ENDED OCTOBER 31, 2017
EXPENSE TABLES
                                               BEGINNING  ENDING              EXPENSES
                                                ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                                 VALUE    VALUE     EXPENSE    DURING
                                               05/01/17  10/31/17    RATIO*   PERIOD*
                                               --------- --------- ---------- --------
TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO**
---------------------------------------------
Actual Fund Return............................ $1,000.00 $1,064.70    0.37%    $1.93
Hypothetical 5% Annual Return................. $1,000.00 $1,023.34    0.37%    $1.89

TAX-MANAGED U.S. EQUITY PORTFOLIO
---------------------------------
Actual Fund Return............................ $1,000.00 $1,090.90    0.22%    $1.16
Hypothetical 5% Annual Return................. $1,000.00 $1,024.10    0.22%    $1.12

DISCLOSURE OF FUND EXPENSES
CONTINUED

                                               BEGINNING  ENDING              EXPENSES
                                                ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                                 VALUE    VALUE     EXPENSE    DURING
                                               05/01/17  10/31/17    RATIO*   PERIOD*
                                               --------- --------- ---------- --------
TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
-----------------------------------------
Actual Fund Return............................ $1,000.00 $1,070.00    0.44%    $2.30
Hypothetical 5% Annual Return................. $1,000.00 $1,022.99    0.44%    $2.24

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
------------------------------------
Actual Fund Return............................ $1,000.00 $1,074.40    0.52%    $2.72
Hypothetical 5% Annual Return................. $1,000.00 $1,022.58    0.52%    $2.65

T.A. U.S. CORE EQUITY 2 PORTFOLIO
---------------------------------
Actual Fund Return............................ $1,000.00 $1,082.10    0.24%    $1.26
Hypothetical 5% Annual Return................. $1,000.00 $1,024.00    0.24%    $1.22

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
---------------------------------------------
Actual Fund Return............................ $1,000.00 $1,131.70    0.52%    $2.79
Hypothetical 5% Annual Return................. $1,000.00 $1,022.58    0.52%    $2.65

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
----------------------------------------
Actual Fund Return............................ $1,000.00 $1,128.70    0.37%    $1.99
Hypothetical 5% Annual Return................. $1,000.00 $1,023.34    0.37%    $1.89

----------

* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

**The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the Feeder Fund's portion of the expenses of its Master Fund (Affiliated Investment Company).

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (UNAUDITED)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-Q with the SEC on September 29, 2017. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

   The categories of industry classification for the Affiliated Investment Company are represented in its Disclosure of Portfolio Holdings, which is included elsewhere within the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Affiliated Investment Company's holdings, which reflect the investments by category.

FEEDER FUND

                                                AFFILIATED INVESTMENT COMPANY
                                                -----------------------------
   Tax-Managed U.S. Marketwide Value Portfolio.             100.0%

DOMESTIC AND INTERNATIONAL EQUITY PORTFOLIOS

                       TAX-MANAGED U.S. EQUITY PORTFOLIO
              Consumer Discretionary.......................  12.8%
              Consumer Staples.............................   7.5%
              Energy.......................................   5.7%
              Financials...................................  15.6%
              Health Care..................................  13.8%
              Industrials..................................  11.2%
              Information Technology.......................  24.5%
              Materials....................................   3.5%
              Real Estate..................................   0.2%
              Telecommunication Services...................   1.9%
              Utilities....................................   3.3%
                                                            -----
                                                            100.0%

                   TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
              Consumer Discretionary.......................  14.2%
              Consumer Staples.............................   3.3%
              Energy.......................................   6.8%
              Financials...................................  26.9%
              Health Care..................................   5.4%
              Industrials..................................  21.7%
              Information Technology.......................  13.1%
              Materials....................................   7.1%
              Real Estate..................................   0.3%
              Telecommunication Services...................   0.7%
              Utilities....................................   0.5%
                                                            -----
                                                            100.0%

                     TAX-MANAGED U.S. SMALL CAP PORTFOLIO
              Consumer Discretionary.......................  14.7%
              Consumer Staples.............................   4.0%
              Energy.......................................   3.7%
              Financials...................................  21.9%
              Health Care..................................   8.6%
              Industrials..................................  20.5%
              Information Technology.......................  15.2%
              Materials....................................   5.9%
              Real Estate..................................   0.4%
              Telecommunication Services...................   1.2%
              Utilities....................................   3.9%
                                                            -----
                                                            100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS
CONTINUED


                       T.A. U.S. CORE EQUITY 2 PORTFOLIO
              Consumer Discretionary.......................  14.3%
              Consumer Staples.............................   6.0%
              Energy.......................................   5.4%
              Financials...................................  19.3%
              Health Care..................................  11.0%
              Industrials..................................  14.8%
              Information Technology.......................  19.8%
              Materials....................................   4.8%
              Real Estate..................................   0.4%
              Telecommunication Services...................   2.2%
              Utilities....................................   2.0%
                                                            -----
                                                            100.0%

                 TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
              Consumer Discretionary.......................  15.5%
              Consumer Staples.............................   1.8%
              Energy.......................................  15.3%
              Financials...................................  31.3%
              Health Care..................................   2.0%
              Industrials..................................   8.5%
              Information Technology.......................   2.7%
              Materials....................................  15.3%
              Real Estate..................................   2.1%
              Telecommunication Services...................   3.7%
              Utilities....................................   1.8%
                                                            -----
                                                            100.0%

                   T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
              Consumer Discretionary.......................  15.0%
              Consumer Staples.............................   7.0%
              Energy.......................................   6.0%
              Financials...................................  17.8%
              Health Care..................................   4.9%
              Industrials..................................  16.6%
              Information Technology.......................   9.9%
              Materials....................................  13.3%
              Real Estate..................................   3.3%
              Telecommunication Services...................   3.2%
              Utilities....................................   3.0%
                                                            -----
                                                            100.0%

                  TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                               OCTOBER 31, 2017

                                                                 VALUE+
                                                             --------------
AFFILIATED INVESTMENT COMPANY -- (100.0%)
Investment in The Tax-Managed U.S. Marketwide Value Series
  of The DFA Investment Trust Company....................... $4,851,478,602
                                                             --------------
   TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANY....... $4,851,478,602
                                                             ==============

Summary of the Portfolio's Master Fund's investments as of October 31, 2017, based on their valuation inputs, is located within this report (See Security Valuation Note).

                See accompanying Notes to Financial Statements.

                       TAX-MANAGED U.S. EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2017

                                                                 PERCENTAGE
                                         SHARES      VALUE+    OF NET ASSETS**
                                         ------      ------    ---------------
 COMMON STOCKS -- (95.9%)
 Consumer Discretionary -- (12.2%)
 *   Amazon.com, Inc...................    53,999 $ 59,684,015            1.8%
     Comcast Corp. Class A.............   616,140   22,199,524            0.7%
     Home Depot, Inc. (The)............   157,438   26,100,072            0.8%
     McDonald's Corp...................   106,816   17,828,659            0.6%
 *   Priceline Group, Inc. (The).......     6,433   12,299,639            0.4%
     Walt Disney Co. (The).............   203,856   19,939,155            0.6%
     Other Securities..................            263,301,031            7.8%
                                                  ------------           -----
 Total Consumer Discretionary..........            421,352,095           12.7%
                                                  ------------           -----
 Consumer Staples -- (7.2%)
     Altria Group, Inc.................   252,652   16,225,311            0.5%
     Coca-Cola Co. (The)...............   537,002   24,691,352            0.8%
     PepsiCo, Inc......................   187,432   20,660,629            0.6%
     Philip Morris International, Inc..   206,003   21,556,154            0.7%
     Procter & Gamble Co. (The)........   336,044   29,014,039            0.9%
     Wal-Mart Stores, Inc..............   198,027   17,289,737            0.5%
     Other Securities..................            119,029,827            3.5%
                                                  ------------           -----
 Total Consumer Staples................            248,467,049            7.5%
                                                  ------------           -----
 Energy -- (5.5%)
     Chevron Corp......................   250,215   28,997,416            0.9%
     Exxon Mobil Corp..................   559,120   46,602,652            1.4%
     Other Securities..................            113,821,444            3.4%
                                                  ------------           -----
 Total Energy..........................            189,421,512            5.7%
                                                  ------------           -----
 Financials -- (15.0%)
     Bank of America Corp.............. 1,395,864   38,232,715            1.2%
 *   Berkshire Hathaway, Inc. Class B..   252,940   47,284,604            1.4%
     Citigroup, Inc....................   366,966   26,972,001            0.8%
     JPMorgan Chase & Co...............   466,165   46,900,861            1.4%
     Wells Fargo & Co..................   622,108   34,925,143            1.1%
     Other Securities..................            321,803,676            9.7%
                                                  ------------           -----
 Total Financials......................            516,119,000           15.6%
                                                  ------------           -----
 Health Care -- (13.2%)
     Abbott Laboratories...............   228,411   12,386,729            0.4%
     AbbVie, Inc.......................   208,574   18,823,803            0.6%
     Amgen, Inc........................    95,696   16,767,853            0.5%
     Bristol-Myers Squibb Co...........   215,080   13,261,833            0.4%
     Gilead Sciences, Inc..............   171,038   12,821,008            0.4%
     Johnson & Johnson.................   355,487   49,558,443            1.5%
     Medtronic P.L.C...................   178,078   14,338,841            0.4%
     Merck & Co., Inc..................   357,324   19,684,979            0.6%
     Pfizer, Inc.......................   783,269   27,461,411            0.8%
     UnitedHealth Group, Inc...........   127,283   26,757,432            0.8%
     Other Securities..................            243,366,071            7.4%
                                                  ------------           -----
 Total Health Care.....................            455,228,403           13.8%
                                                  ------------           -----
 Industrials -- (10.8%)
     3M Co.............................    78,879   18,157,157            0.6%
     Boeing Co. (The)..................    75,795   19,553,594            0.6%
     General Electric Co............... 1,136,991   22,921,739            0.7%

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED

                                                                                                 PERCENTAGE
                                                                       SHARES       VALUE+     OF NET ASSETS**
                                                                       ------       ------     ---------------
Industrials -- (Continued)
      Honeywell International, Inc..................................     94,545 $   13,629,607            0.4%
      Other Securities..............................................               296,737,290            8.9%
                                                                                --------------          ------
Total Industrials...................................................               370,999,387           11.2%
                                                                                --------------          ------
Information Technology -- (23.5%)
*     Alphabet, Inc. Class A........................................     39,354     40,654,256            1.2%
*     Alphabet, Inc. Class C........................................     41,216     41,901,834            1.3%
      Apple, Inc....................................................    650,343    109,933,981            3.3%
      Broadcom, Ltd.................................................     53,837     14,208,123            0.4%
      Cisco Systems, Inc............................................    652,305     22,276,216            0.7%
*     Facebook, Inc. Class A........................................    314,080     56,553,245            1.7%
      Intel Corp....................................................    615,014     27,976,987            0.9%
      International Business Machines Corp..........................    116,779     17,990,973            0.6%
      Mastercard, Inc. Class A......................................    124,258     18,485,863            0.6%
      Microsoft Corp................................................    969,202     80,618,222            2.5%
      NVIDIA Corp...................................................     78,523     16,239,342            0.5%
      Oracle Corp...................................................    410,180     20,878,162            0.6%
      Texas Instruments, Inc........................................    130,028     12,572,407            0.4%
#     Visa, Inc. Class A............................................    241,287     26,536,744            0.8%
      Other Securities..............................................               302,136,596            8.9%
                                                                                --------------          ------
Total Information Technology........................................               808,962,951           24.4%
                                                                                --------------          ------
Materials -- (3.3%)
      DowDuPont, Inc................................................    237,104     17,144,990            0.5%
      Other Securities..............................................                96,923,434            2.9%
                                                                                --------------          ------
Total Materials.....................................................               114,068,424            3.4%
                                                                                --------------          ------
Real Estate -- (0.2%)
      Other Securities..............................................                 4,942,416            0.2%
                                                                                --------------          ------
Telecommunication Services -- (1.8%)
      AT&T, Inc.....................................................    806,462     27,137,446            0.8%
      Verizon Communications, Inc...................................    538,296     25,768,230            0.8%
      Other Securities..............................................                 9,146,142            0.3%
                                                                                --------------          ------
Total Telecommunication Services....................................                62,051,818            1.9%
                                                                                --------------          ------
Utilities -- (3.2%)
      Other Securities..............................................               109,205,073            3.3%
                                                                                --------------          ------
TOTAL COMMON STOCKS.................................................             3,300,818,128           99.7%
                                                                                --------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities..............................................                    80,470            0.0%
                                                                                --------------          ------
TOTAL INVESTMENT SECURITIES.........................................             3,300,898,598
                                                                                --------------

TEMPORARY CASH INVESTMENTS -- (0.4%)
      State Street Institutional U.S. Government Money Market Fund,
       0.960%....................................................... 12,730,327     12,730,327            0.4%
                                                                                --------------          ------
SECURITIES LENDING COLLATERAL -- (3.7%)
(S)@  DFA Short Term Investment Fund................................ 11,193,056    129,514,846            3.9%
                                                                                --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,882,177,153)...........................................              $3,443,143,771          104.0%
                                                                                ==============          ======

TAX-MANAGED U.S. EQUITY PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                               --------------------------------------------------
                                  LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                               -------------- ------------ ------- --------------
Common Stocks
  Consumer Discretionary...... $  421,352,095           --   --    $  421,352,095
  Consumer Staples............    248,467,049           --   --       248,467,049
  Energy......................    189,421,512           --   --       189,421,512
  Financials..................    516,119,000           --   --       516,119,000
  Health Care.................    455,228,403           --   --       455,228,403
  Industrials.................    370,999,387           --   --       370,999,387
  Information Technology......    808,962,951           --   --       808,962,951
  Materials...................    114,068,424           --   --       114,068,424
  Real Estate.................      4,942,416           --   --         4,942,416
  Telecommunication Services..     62,051,818           --   --        62,051,818
  Utilities...................    109,205,073           --   --       109,205,073
Rights/Warrants...............             -- $     80,470   --            80,470
Temporary Cash Investments....     12,730,327           --   --        12,730,327
Securities Lending Collateral.             --  129,514,846   --       129,514,846
                               -------------- ------------   --    --------------
TOTAL......................... $3,313,548,455 $129,595,316   --    $3,443,143,771
                               ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                   TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2017

                                                                   PERCENTAGE
                                         SHARES       VALUE+     OF NET ASSETS**
                                         ------       ------     ---------------
COMMON STOCKS -- (89.8%)
Consumer Discretionary -- (12.8%)
#   CalAtlantic Group, Inc.............   385,075 $   18,999,600            0.4%
#   Kohl's Corp........................   482,977     20,169,120            0.4%
    PulteGroup, Inc.................... 1,191,748     36,026,542            0.8%
    Toll Brothers, Inc.................   833,225     38,361,679            0.8%
    Other Securities...................              558,882,355           11.8%
                                                  --------------           -----
Total Consumer Discretionary...........              672,439,296           14.2%
                                                  --------------           -----
Consumer Staples -- (3.0%)
#*  Post Holdings, Inc.................   241,453     20,023,697            0.4%
    Other Securities...................              137,609,761            2.9%
                                                  --------------           -----
Total Consumer Staples.................              157,633,458            3.3%
                                                  --------------           -----
Energy -- (6.1%)
#   Helmerich & Payne, Inc.............   299,637     16,273,285            0.3%
#   HollyFrontier Corp.................   558,945     20,653,018            0.4%
#   Murphy Oil Corp....................   622,293     16,646,338            0.4%
    Other Securities...................              267,201,708            5.7%
                                                  --------------           -----
Total Energy...........................              320,774,349            6.8%
                                                  --------------           -----
Financials -- (24.1%)
    American Financial Group, Inc......   294,639     31,081,468            0.7%
    Assurant, Inc......................   319,133     32,120,736            0.7%
    Assured Guaranty, Ltd..............   454,707     16,869,630            0.4%
    Axis Capital Holdings, Ltd.........   324,451     17,646,890            0.4%
    CNO Financial Group, Inc........... 1,201,584     28,801,968            0.6%
#   First American Financial Corp......   291,331     15,854,233            0.3%
    Old Republic International Corp....   876,356     17,781,263            0.4%
#   People's United Financial, Inc..... 1,285,328     23,984,220            0.5%
    Reinsurance Group of America, Inc..   203,201     30,354,165            0.7%
    RenaissanceRe Holdings, Ltd........   150,298     20,795,231            0.4%
#   Sterling Bancorp...................   674,195     16,888,591            0.4%
    Umpqua Holdings Corp...............   800,263     16,373,381            0.4%
    Validus Holdings, Ltd..............   295,391     15,383,963            0.3%
    Wintrust Financial Corp............   182,739     14,854,853            0.3%
    WR Berkley Corp....................   223,655     15,338,260            0.3%
#   Zions Bancorporation...............   770,717     35,807,512            0.8%
    Other Securities...................              918,327,042           19.2%
                                                  --------------           -----
Total Financials.......................            1,268,263,406           26.8%
                                                  --------------           -----
Health Care -- (4.8%)
#*  Molina Healthcare, Inc.............   291,138     19,747,891            0.4%
    Other Securities...................              235,032,735            5.0%
                                                  --------------           -----
Total Health Care......................              254,780,626            5.4%
                                                  --------------           -----
Industrials -- (19.5%)
*   AECOM..............................   586,908     20,576,994            0.4%
    AGCO Corp..........................   272,879     18,711,313            0.4%
#   AMERCO.............................    64,113     25,173,328            0.5%
*   Genesee & Wyoming, Inc. Class A....   209,015     15,003,097            0.3%
    Jacobs Engineering Group, Inc......   471,823     27,464,817            0.6%
#*  JetBlue Airways Corp............... 1,410,800     27,016,820            0.6%
    Oshkosh Corp.......................   188,184     17,230,127            0.4%
    Owens Corning......................   367,806     30,413,878            0.7%

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED

                                                                                                 PERCENTAGE
                                                                       SHARES       VALUE+     OF NET ASSETS**
                                                                       ------       ------     ---------------
Industrials -- (Continued)
*     Quanta Services, Inc..........................................    516,102 $   19,472,528            0.4%
      Ryder System, Inc.............................................    233,530     18,934,612            0.4%
      Trinity Industries, Inc.......................................    637,050     20,716,866            0.4%
      Other Securities..............................................               783,548,284           16.5%
                                                                                --------------          ------
Total Industrials...................................................             1,024,262,664           21.6%
                                                                                --------------          ------
Information Technology -- (11.8%)
*     Arrow Electronics, Inc........................................    414,304     34,631,671            0.7%
      Avnet, Inc....................................................    440,800     17,543,840            0.4%
*     CACI International, Inc. Class A..............................    127,408     18,314,900            0.4%
#*    Cree, Inc.....................................................    487,345     17,398,216            0.4%
#     Jabil, Inc....................................................    608,732     17,214,941            0.4%
      Marvell Technology Group, Ltd.................................    938,136     17,327,372            0.4%
      MKS Instruments, Inc..........................................    172,747     18,768,962            0.4%
      SYNNEX Corp...................................................    181,005     24,413,954            0.5%
#*    Tech Data Corp................................................    163,716     15,187,933            0.3%
      Other Securities..............................................               438,798,032            9.2%
                                                                                --------------          ------
Total Information Technology........................................               619,599,821           13.1%
                                                                                --------------          ------
Materials -- (6.4%)
*     Alcoa Corp....................................................    437,568     20,906,999            0.4%
      Olin Corp.....................................................    404,464     14,775,070            0.3%
      Reliance Steel & Aluminum Co..................................    236,532     18,175,119            0.4%
      Steel Dynamics, Inc...........................................    585,303     21,779,125            0.5%
      Other Securities..............................................               259,454,203            5.5%
                                                                                --------------          ------
Total Materials.....................................................               335,090,516            7.1%
                                                                                --------------          ------
Real Estate -- (0.2%)
      Other Securities..............................................                12,723,105            0.3%
                                                                                --------------          ------
Telecommunication Services -- (0.7%)
      Other Securities..............................................                35,627,922            0.7%
                                                                                --------------          ------
Utilities -- (0.4%)
*     Calpine Corp..................................................  1,031,434     15,409,624            0.3%
      Other Securities..............................................                 6,077,628            0.2%
                                                                                --------------          ------
Total Utilities.....................................................                21,487,252            0.5%
                                                                                --------------          ------
TOTAL COMMON STOCKS.................................................             4,722,682,415           99.8%
                                                                                --------------          ------
RIGHTS/WARRANTS -- (0.0%)
      Other Securities..............................................                    10,936            0.0%
                                                                                --------------          ------
TOTAL INVESTMENT SECURITIES.........................................             4,722,693,351
                                                                                --------------

TEMPORARY CASH INVESTMENTS -- (0.2%)
      State Street Institutional U.S. Government Money Market Fund,
       0.960%....................................................... 10,542,663     10,542,663            0.2%
                                                                                --------------          ------

SECURITIES LENDING COLLATERAL -- (10.0%)
(S)@  DFA Short Term Investment Fund................................ 45,498,334    526,461,225           11.1%
                                                                                --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,218,518,049)...........................................              $5,259,697,239          111.1%
                                                                                ==============          ======

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                               --------------------------------------------------
                                  LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                               -------------- ------------ ------- --------------
Common Stocks
  Consumer Discretionary...... $  672,439,296           --   --    $  672,439,296
  Consumer Staples............    157,633,458           --   --       157,633,458
  Energy......................    320,774,349           --   --       320,774,349
  Financials..................  1,268,263,406           --   --     1,268,263,406
  Health Care.................    254,780,626           --   --       254,780,626
  Industrials.................  1,024,262,664           --   --     1,024,262,664
  Information Technology......    619,599,821           --   --       619,599,821
  Materials...................    335,090,516           --   --       335,090,516
  Real Estate.................     12,723,105           --   --        12,723,105
  Telecommunication Services..     35,627,922           --   --        35,627,922
  Utilities...................     21,487,252           --   --        21,487,252
Rights/Warrants...............             -- $     10,936   --            10,936
Temporary Cash Investments....     10,542,663           --   --        10,542,663
Securities Lending Collateral.             --  526,461,225   --       526,461,225
                               -------------- ------------   --    --------------
TOTAL......................... $4,733,225,078 $526,472,161   --    $5,259,697,239
                               ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                     TAX-MANAGED U.S. SMALL CAP PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2017

                                                                       PERCENTAGE
                                                SHARES     VALUE+    OF NET ASSETS**
                                                ------     ------    ---------------
COMMON STOCKS -- (85.9%)
Consumer Discretionary -- (12.6%)
#*  Grand Canyon Education, Inc................  78,329 $  7,011,229            0.2%
    Thor Industries, Inc.......................  67,583    9,206,156            0.3%
    Other Securities...........................          414,956,385           14.2%
                                                        ------------           -----
Total Consumer Discretionary...................          431,173,770           14.7%
                                                        ------------           -----
Consumer Staples -- (3.4%)
#   National Beverage Corp.....................  81,150    7,944,585            0.3%
#   Sanderson Farms, Inc.......................  44,322    6,629,242            0.2%
#   Snyder's-Lance, Inc........................ 167,173    6,290,720            0.2%
    Other Securities...........................           96,689,172            3.3%
                                                        ------------           -----
Total Consumer Staples.........................          117,553,719            4.0%
                                                        ------------           -----
Energy -- (3.2%)
#   PBF Energy, Inc. Class A................... 222,394    6,442,754            0.2%
    Other Securities...........................          101,723,804            3.5%
                                                        ------------           -----
Total Energy...................................          108,166,558            3.7%
                                                        ------------           -----
Financials -- (18.8%)
    Associated Banc-Corp....................... 252,334    6,384,050            0.2%
    BancorpSouth, Inc.......................... 203,866    6,442,166            0.2%
    Cathay General Bancorp..................... 211,584    8,844,211            0.3%
    CNO Financial Group, Inc................... 336,171    8,058,019            0.3%
#   Fulton Financial Corp...................... 353,155    6,427,421            0.2%
    Home BancShares, Inc....................... 310,213    6,973,588            0.2%
#   Interactive Brokers Group, Inc. Class A.... 114,563    6,188,693            0.2%
    Pinnacle Financial Partners, Inc...........  99,359    6,577,566            0.2%
#   Primerica, Inc.............................  81,641    7,225,228            0.3%
    Radian Group, Inc.......................... 324,032    6,791,711            0.2%
    Sterling Bancorp........................... 462,647   11,589,307            0.4%
    TCF Financial Corp......................... 354,252    6,454,471            0.2%
    Valley National Bancorp.................... 555,117    6,383,845            0.2%
    Washington Federal, Inc.................... 213,015    7,412,922            0.3%
#   Webster Financial Corp..................... 125,318    6,891,237            0.2%
    Wintrust Financial Corp....................  82,462    6,703,336            0.2%
    Other Securities...........................          527,404,508           18.1%
                                                        ------------           -----
Total Financials...............................          642,752,279           21.9%
                                                        ------------           -----
Health Care -- (7.3%)
    Cantel Medical Corp........................  83,217    8,161,923            0.3%
    Hill-Rom Holdings, Inc.....................  87,296    7,045,660            0.2%
    Other Securities...........................          235,136,469            8.0%
                                                        ------------           -----
Total Health Care..............................          250,344,052            8.5%
                                                        ------------           -----
Industrials -- (17.7%)
    Curtiss-Wright Corp........................  52,878    6,252,823            0.2%
#*  Dycom Industries, Inc......................  72,056    6,328,678            0.2%
    EMCOR Group, Inc...........................  88,383    7,115,715            0.2%
#   John Bean Technologies Corp................  62,171    6,646,080            0.2%
#*  Kirby Corp.................................  93,431    6,619,586            0.2%
#*  Knight-Swift Transportation Holdings, Inc.. 214,118    8,875,191            0.3%
*   On Assignment, Inc......................... 101,799    6,232,135            0.2%
    Regal Beloit Corp..........................  76,789    6,231,427            0.2%

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED

                                                                                                 PERCENTAGE
                                                                       SHARES       VALUE+     OF NET ASSETS**
                                                                       ------       ------     ---------------
Industrials -- (Continued)
      Terex Corp....................................................    149,749 $    7,054,675            0.2%
      Other Securities..............................................               540,555,372           18.6%
                                                                                --------------          ------
Total Industrials...................................................               601,911,682           20.5%
                                                                                --------------          ------
Information Technology -- (13.0%)
*     Advanced Energy Industries, Inc...............................     85,671      7,258,047            0.3%
#     Blackbaud, Inc................................................     63,914      6,474,488            0.2%
*     CACI International, Inc. Class A..............................     46,822      6,730,662            0.2%
*     Cirrus Logic, Inc.............................................    125,945      7,052,920            0.2%
*     Coherent, Inc.................................................     26,801      7,040,891            0.2%
      Entegris, Inc.................................................    204,204      6,687,681            0.2%
      Fair Isaac Corp...............................................     47,990      6,966,228            0.2%
#*    Integrated Device Technology, Inc.............................    216,250      6,718,887            0.2%
#     Littelfuse, Inc...............................................     31,974      6,682,566            0.2%
      MKS Instruments, Inc..........................................     93,116     10,117,053            0.4%
#     Monolithic Power Systems, Inc.................................     65,929      8,021,581            0.3%
      SYNNEX Corp...................................................     51,712      6,974,915            0.2%
#*    Tech Data Corp................................................     67,291      6,242,586            0.2%
#*    Zynga, Inc. Class A...........................................  1,611,163      6,283,536            0.2%
      Other Securities..............................................               345,676,304           12.0%
                                                                                --------------          ------
Total Information Technology........................................               444,928,345           15.2%
                                                                                --------------          ------
Materials -- (5.1%)
#     United States Steel Corp......................................    315,227      7,981,548            0.3%
      Other Securities..............................................               164,380,344            5.6%
                                                                                --------------          ------
Total Materials.....................................................               172,361,892            5.9%
                                                                                --------------          ------
Real Estate -- (0.4%)
      Other Securities..............................................                12,494,986            0.4%
                                                                                --------------          ------
Telecommunication Services -- (1.1%)
      Other Securities..............................................                36,313,129            1.2%
                                                                                --------------          ------
Utilities -- (3.3%)
#     New Jersey Resources Corp.....................................    145,601      6,471,964            0.2%
#     WGL Holdings, Inc.............................................     82,214      7,045,740            0.2%
      Other Securities..............................................                99,075,722            3.5%
                                                                                --------------          ------
Total Utilities.....................................................               112,593,426            3.9%
                                                                                --------------          ------
TOTAL COMMON STOCKS.................................................             2,930,593,838           99.9%
                                                                                --------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities..............................................                     6,472            0.0%
                                                                                --------------          ------
TOTAL INVESTMENT SECURITIES.........................................             2,930,600,310
                                                                                --------------

TEMPORARY CASH INVESTMENTS -- (0.1%)
      State Street Institutional U.S. Government Money Market Fund,
       0.960%                                                         4,358,221      4,358,221            0.1%
                                                                                --------------          ------
SECURITIES LENDING COLLATERAL -- (14.0%)
(S)@  DFA Short Term Investment Fund................................ 41,107,094    475,650,182           16.3%
                                                                                --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,019,325,353)...........................................              $3,410,608,713          116.3%
                                                                                ==============          ======

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                               --------------------------------------------------
                                  LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                               -------------- ------------ ------- --------------
Common Stocks
  Consumer Discretionary...... $  431,173,770           --   --    $  431,173,770
  Consumer Staples............    117,553,719           --   --       117,553,719
  Energy......................    108,166,558           --   --       108,166,558
  Financials..................    642,752,279           --   --       642,752,279
  Health Care.................    250,344,052           --   --       250,344,052
  Industrials.................    601,911,682           --   --       601,911,682
  Information Technology......    444,928,345           --   --       444,928,345
  Materials...................    172,361,892           --   --       172,361,892
  Real Estate.................     12,494,986           --   --        12,494,986
  Telecommunication Services..     36,313,129           --   --        36,313,129
  Utilities...................    112,593,426           --   --       112,593,426
Rights/Warrants...............             -- $      6,472   --             6,472
Temporary Cash Investments....      4,358,221           --   --         4,358,221
Securities Lending Collateral.             --  475,650,182   --       475,650,182
                               -------------- ------------   --    --------------
TOTAL......................... $2,934,952,059 $475,656,654   --    $3,410,608,713
                               ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                       T.A. U.S. CORE EQUITY 2 PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2017

                                                                     PERCENTAGE
                                           SHARES       VALUE+     OF NET ASSETS**
                                           ------       ------     ---------------
COMMON STOCKS -- (90.5%)
Consumer Discretionary -- (13.0%)
*   Amazon.com, Inc......................    43,671 $   48,268,683            0.6%
*   Charter Communications, Inc. Class A.    76,071     25,420,646            0.3%
    Comcast Corp. Class A................ 2,172,328     78,268,978            1.0%
    Ford Motor Co........................ 1,604,855     19,691,571            0.3%
    General Motors Co....................   614,834     26,425,565            0.3%
    Home Depot, Inc. (The)...............   119,588     19,825,299            0.3%
    Time Warner, Inc.....................   259,315     25,488,071            0.3%
    Walt Disney Co. (The)................   365,590     35,758,358            0.4%
    Other Securities.....................              898,204,065           10.8%
                                                    --------------           -----
Total Consumer Discretionary.............            1,177,351,236           14.3%
                                                    --------------           -----
Consumer Staples -- (5.4%)
    Coca-Cola Co. (The)..................   484,883     22,294,920            0.3%
    CVS Health Corp......................   339,252     23,248,940            0.3%
    Procter & Gamble Co. (The)...........   458,732     39,606,921            0.5%
    Wal-Mart Stores, Inc.................   683,245     59,654,121            0.7%
    Other Securities.....................              347,434,409            4.2%
                                                    --------------           -----
Total Consumer Staples...................              492,239,311            6.0%
                                                    --------------           -----
Energy -- (4.9%)
    Chevron Corp.........................   442,170     51,243,081            0.6%
    Exxon Mobil Corp.....................   943,449     78,636,474            1.0%
    Other Securities.....................              312,800,761            3.8%
                                                    --------------           -----
Total Energy.............................              442,680,316            5.4%
                                                    --------------           -----
Financials -- (17.5%)
    American Express Co..................   272,571     26,035,982            0.3%
    Bank of America Corp................. 2,427,013     66,475,886            0.8%
*   Berkshire Hathaway, Inc. Class B.....   161,309     30,155,104            0.4%
    Citigroup, Inc.......................   627,426     46,115,811            0.6%
    Goldman Sachs Group, Inc. (The)......    92,294     22,379,449            0.3%
    JPMorgan Chase & Co.................. 1,047,163    105,355,069            1.3%
    U.S. Bancorp.........................   445,407     24,221,233            0.3%
    Wells Fargo & Co..................... 1,393,576     78,235,357            1.0%
    Other Securities.....................            1,183,632,835           14.2%
                                                    --------------           -----
Total Financials.........................            1,582,606,726           19.2%
                                                    --------------           -----
Health Care -- (10.0%)
    Abbott Laboratories..................   436,158     23,652,848            0.3%
    Aetna, Inc...........................   117,503     19,979,035            0.3%
    Amgen, Inc...........................   109,613     19,206,390            0.2%
    Johnson & Johnson....................   440,876     61,462,523            0.8%
    Merck & Co., Inc.....................   600,469     33,079,837            0.4%
    Pfizer, Inc.......................... 1,952,589     68,457,770            0.8%
    Thermo Fisher Scientific, Inc........    99,017     19,192,465            0.2%
    UnitedHealth Group, Inc..............   234,939     49,388,877            0.6%
    Other Securities.....................              608,507,926            7.4%
                                                    --------------           -----
Total Health Care........................              902,927,671           11.0%
                                                    --------------           -----
Industrials -- (13.3%)
    FedEx Corp...........................    96,271     21,738,955            0.3%
    General Electric Co.................. 1,383,002     27,881,320            0.4%
    Union Pacific Corp...................   237,535     27,504,178            0.3%

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED

                                                                                                 PERCENTAGE
                                                                       SHARES       VALUE+     OF NET ASSETS**
                                                                       ------       ------     ---------------
Industrials -- (Continued)
      United Technologies Corp......................................    294,265 $   35,241,176            0.4%
      Other Securities..............................................             1,097,961,342           13.3%
                                                                                --------------          ------
Total Industrials...................................................             1,210,326,971           14.7%
                                                                                --------------          ------
Information Technology -- (18.0%)
*     Alphabet, Inc. Class A........................................     34,523     35,663,640            0.4%
*     Alphabet, Inc. Class C........................................     36,168     36,769,836            0.5%
      Apple, Inc....................................................  1,125,427    190,242,180            2.3%
      Cisco Systems, Inc............................................  1,672,490     57,115,533            0.7%
*     Facebook, Inc. Class A........................................    200,045     36,020,103            0.4%
      Intel Corp....................................................  1,852,635     84,276,366            1.0%
      International Business Machines Corp..........................    128,410     19,782,845            0.3%
*     Micron Technology, Inc........................................    649,261     28,768,755            0.4%
      Microsoft Corp................................................  1,187,445     98,771,675            1.2%
      NVIDIA Corp...................................................    162,000     33,503,220            0.4%
      Oracle Corp...................................................    481,175     24,491,807            0.3%
      QUALCOMM, Inc.................................................    467,869     23,865,998            0.3%
#     Visa, Inc. Class A............................................    285,324     31,379,934            0.4%
      Other Securities..............................................               927,672,445           11.2%
                                                                                --------------          ------
Total Information Technology........................................             1,628,324,337           19.8%
                                                                                --------------          ------
Materials -- (4.3%)
      DowDuPont, Inc................................................    367,666     26,585,928            0.3%
      Other Securities..............................................               368,558,846            4.5%
                                                                                --------------          ------
Total Materials.....................................................               395,144,774            4.8%
                                                                                --------------          ------
Real Estate -- (0.4%)
      Other Securities..............................................                33,961,993            0.4%
                                                                                --------------          ------
Telecommunication Services -- (1.9%)
#     AT&T, Inc.....................................................  2,782,072     93,616,723            1.2%
      Verizon Communications, Inc...................................    830,314     39,747,131            0.5%
      Other Securities..............................................                43,231,955            0.4%
                                                                                --------------          ------
Total Telecommunication Services....................................               176,595,809            2.1%
                                                                                --------------          ------
Utilities -- (1.8%)
      Other Securities..............................................               161,620,182            2.0%
                                                                                --------------          ------
TOTAL COMMON STOCKS.................................................             8,203,779,326           99.7%
                                                                                --------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities..............................................                   151,900            0.0%
                                                                                --------------          ------
TOTAL INVESTMENT SECURITIES.........................................             8,203,931,226
                                                                                --------------

TEMPORARY CASH INVESTMENTS -- (0.3%)
      State Street Institutional U.S. Government Money Market Fund,
       0.960%....................................................... 26,052,535     26,052,535            0.3%
                                                                                --------------          ------

SECURITIES LENDING COLLATERAL -- (9.2%)
(S)@  DFA Short Term Investment Fund................................ 71,957,113    832,615,755           10.1%
                                                                                --------------          ------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $5,501,238,906)...........................................              $9,062,599,516          110.1%
                                                                                ==============          ======

T.A. U.S. CORE EQUITY 2 PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                               --------------------------------------------------
                                  LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                               -------------- ------------ ------- --------------
Common Stocks
  Consumer Discretionary...... $1,177,351,236           --   --    $1,177,351,236
  Consumer Staples............    492,239,311           --   --       492,239,311
  Energy......................    442,680,316           --   --       442,680,316
  Financials..................  1,582,606,726           --   --     1,582,606,726
  Health Care.................    902,927,671           --   --       902,927,671
  Industrials.................  1,210,326,971           --   --     1,210,326,971
  Information Technology......  1,628,324,337           --   --     1,628,324,337
  Materials...................    395,144,774           --   --       395,144,774
  Real Estate.................     33,961,993           --   --        33,961,993
  Telecommunication Services..    176,595,809           --   --       176,595,809
  Utilities...................    161,620,182           --   --       161,620,182
Rights/Warrants...............             -- $    151,900   --           151,900
Temporary Cash Investments....     26,052,535           --   --        26,052,535
Securities Lending Collateral.             --  832,615,755   --       832,615,755
                               -------------- ------------   --    --------------
TOTAL......................... $8,229,831,861 $832,767,655   --    $9,062,599,516
                               ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                 TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2017

                                                                          PERCENTAGE
                                                  SHARES     VALUE++    OF NET ASSETS**
                                                  ------     -------    ---------------
COMMON STOCKS -- (98.2%)
AUSTRALIA -- (5.7%)
    Australia & New Zealand Banking Group, Ltd.. 1,855,541 $ 42,581,968            1.1%
    BHP Billiton, Ltd........................... 1,789,949   36,852,895            0.9%
    BHP Billiton, Ltd. Sponsored ADR............   593,811   24,334,375            0.6%
    Woodside Petroleum, Ltd.....................   864,632   20,381,981            0.5%
    Other Securities............................             99,940,288            2.6%
                                                           ------------            ----
TOTAL AUSTRALIA.................................            224,091,507            5.7%
                                                           ------------            ----

AUSTRIA -- (0.2%)
    Other Securities............................              6,869,794            0.2%
                                                           ------------            ----

BELGIUM -- (1.2%)
    Other Securities............................             46,373,750            1.2%
                                                           ------------            ----

CANADA -- (8.0%)
    Bank of Montreal............................   551,867   42,278,531            1.1%
    Suncor Energy, Inc.......................... 1,023,634   34,753,255            0.9%
    Other Securities............................            236,424,504            6.0%
                                                           ------------            ----
TOTAL CANADA....................................            313,456,290            8.0%
                                                           ------------            ----

DENMARK -- (1.7%)
    Other Securities............................             65,478,170            1.7%
                                                           ------------            ----

FINLAND -- (1.0%)
    Other Securities............................             37,784,447            1.0%
                                                           ------------            ----

FRANCE -- (9.8%)
    AXA SA......................................   584,162   17,634,909            0.5%
    BNP Paribas SA..............................   778,765   60,782,156            1.6%
#   Engie SA.................................... 1,590,737   26,886,716            0.7%
    Orange SA................................... 1,639,915   26,939,992            0.7%
    Peugeot SA..................................   895,333   21,242,270            0.5%
    Renault SA..................................   264,765   26,254,941            0.7%
    Societe Generale SA.........................   587,035   32,671,123            0.8%
    Total SA.................................... 1,786,914   99,599,179            2.5%
    Other Securities............................             70,777,806            1.8%
                                                           ------------            ----
TOTAL FRANCE....................................            382,789,092            9.8%
                                                           ------------            ----

GERMANY -- (7.4%)
    Allianz SE..................................    93,173   21,752,057            0.5%
    Bayerische Motoren Werke AG.................   329,322   33,775,342            0.8%
    Daimler AG..................................   904,523   75,515,140            1.9%
    Other Securities............................            159,461,749            4.2%
                                                           ------------            ----
TOTAL GERMANY...................................            290,504,288            7.4%
                                                           ------------            ----

HONG KONG -- (2.6%)
    CK Hutchison Holdings, Ltd.................. 1,938,348   24,620,330            0.6%
    Other Securities............................             77,681,862            2.0%
                                                           ------------            ----
TOTAL HONG KONG.................................            102,302,192            2.6%
                                                           ------------            ----

IRELAND -- (0.3%)
    Other Securities............................             11,205,313            0.3%
                                                           ------------            ----

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                                    PERCENTAGE
                                            SHARES     VALUE++    OF NET ASSETS**
                                            ------     -------    ---------------
ISRAEL -- (0.4%)
    Other Securities......................           $ 14,639,295            0.4%
                                                     ------------           -----

ITALY -- (1.7%)
    Fiat Chrysler Automobiles NV..........   987,351   17,072,558            0.4%
*   UniCredit SpA......................... 1,284,976   24,556,701            0.6%
    Other Securities......................             24,921,578            0.7%
                                                     ------------           -----
TOTAL ITALY...............................             66,550,837            1.7%
                                                     ------------           -----

JAPAN -- (22.3%)
    Hitachi, Ltd.......................... 3,364,000   26,788,693            0.7%
    Honda Motor Co., Ltd.................. 1,293,300   40,528,213            1.0%
    Mitsubishi UFJ Financial Group, Inc... 4,778,634   32,414,152            0.8%
    Mizuho Financial Group, Inc........... 9,062,800   16,466,023            0.4%
    Nissan Motor Co., Ltd................. 1,904,600   18,522,948            0.5%
    Sumitomo Mitsui Financial Group, Inc..   900,727   36,085,571            0.9%
    Toyota Motor Corp..................... 1,413,688   87,685,487            2.2%
    Other Securities......................            611,850,553           15.7%
                                                     ------------           -----
TOTAL JAPAN...............................            870,341,640           22.2%
                                                     ------------           -----

NETHERLANDS -- (3.2%)
    ING Groep NV.......................... 1,741,138   32,175,296            0.8%
    Koninklijke DSM NV....................   214,831   18,328,881            0.5%
    Other Securities......................             75,228,731            1.9%
                                                     ------------           -----
TOTAL NETHERLANDS.........................            125,732,908            3.2%
                                                     ------------           -----

NEW ZEALAND -- (0.2%)
    Other Securities......................              5,537,273            0.1%
                                                     ------------           -----

NORWAY -- (0.9%)
    Other Securities......................             34,003,958            0.9%
                                                     ------------           -----

PORTUGAL -- (0.0%)
    Other Securities......................              1,564,476            0.0%
                                                     ------------           -----

SINGAPORE -- (1.1%)
    Other Securities......................             41,148,837            1.1%
                                                     ------------           -----

SPAIN -- (2.7%)
    Banco Santander SA.................... 8,310,675   56,340,642            1.4%
    Repsol SA............................. 1,722,173   32,272,481            0.8%
    Other Securities......................             18,434,466            0.5%
                                                     ------------           -----
TOTAL SPAIN...............................            107,047,589            2.7%
                                                     ------------           -----

SWEDEN -- (2.7%)
    Nordea Bank AB........................ 2,330,270   28,160,628            0.7%
    Other Securities......................             78,719,829            2.0%
                                                     ------------           -----
TOTAL SWEDEN..............................            106,880,457            2.7%
                                                     ------------           -----

SWITZERLAND -- (7.8%)
    Adecco Group AG.......................   222,707   17,668,975            0.5%
    Cie Financiere Richemont SA...........   404,189   37,260,679            0.9%
    Novartis AG...........................   430,906   35,540,796            0.9%
    Swiss Re AG...........................   336,799   31,696,253            0.8%
    UBS Group AG.......................... 1,117,685   19,015,291            0.5%
    Zurich Insurance Group AG.............   133,732   40,810,335            1.0%

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED

                                                                                   PERCENTAGE
                                                         SHARES      VALUE++     OF NET ASSETS**
                                                         ------      -------     ---------------
SWITZERLAND -- (Continued)
      Other Securities................................            $  124,326,442            3.2%
                                                                  --------------           -----
TOTAL SWITZERLAND.....................................               306,318,771            7.8%
                                                                  --------------           -----

UNITED KINGDOM -- (17.3%)
      Anglo American P.L.C............................  1,711,075     32,276,026            0.8%
      BP P.L.C. Sponsored ADR.........................  2,856,329    116,166,911            3.0%
      Glencore P.L.C..................................  7,256,731     35,000,660            0.9%
      HSBC Holdings P.L.C.............................  2,249,451     21,966,154            0.6%
      HSBC Holdings P.L.C. Sponsored ADR..............  1,579,472     77,030,849            2.0%
      Lloyds Banking Group P.L.C...................... 49,077,747     44,485,567            1.1%
      Royal Dutch Shell P.L.C. Sponsored ADR, Class A.  1,357,603     85,569,701            2.2%
#     Royal Dutch Shell P.L.C. Sponsored ADR, Class B.  1,146,218     74,916,808            1.9%
*     Standard Chartered P.L.C........................  1,730,993     17,240,463            0.4%
      Vodafone Group P.L.C............................ 23,523,365     67,284,783            1.7%
      Vodafone Group P.L.C. Sponsored ADR.............    653,411     18,935,840            0.5%
      Other Securities................................                85,596,131            2.2%
                                                                  --------------           -----
TOTAL UNITED KINGDOM..................................               676,469,893           17.3%
                                                                  --------------           -----
TOTAL COMMON STOCKS...................................             3,837,090,777           98.0%
                                                                  --------------           -----

PREFERRED STOCKS -- (1.1%)
GERMANY -- (1.1%)
      Volkswagen AG...................................    184,222     33,731,627            0.8%
      Other Securities................................                10,239,265            0.3%
                                                                  --------------           -----
TOTAL GERMANY.........................................                43,970,892            1.1%
                                                                  --------------           -----
TOTAL PREFERRED STOCKS................................                43,970,892            1.1%
                                                                  --------------           -----

RIGHTS/WARRANTS -- (0.0%)
SPAIN -- (0.0%)
      Other Securities................................                   425,055            0.0%
                                                                  --------------           -----
TOTAL INVESTMENT SECURITIES...........................             3,881,486,724
                                                                  --------------

                                                                     VALUE+
                                                                     ------
SECURITIES LENDING COLLATERAL -- (0.7%)
(S)@  DFA Short Term Investment Fund..................  2,320,217     26,847,228            0.7%
                                                                  --------------           -----
TOTAL INVESTMENTS -- (100.0%)
  (Cost $3,316,347,133).............................              $3,908,333,952           99.8%
                                                                  ==============           =====

At October 31, 2017, Tax-Managed DFA International Value Portfolio had entered into the following outstanding futures contracts:

                                                                        UNREALIZED
                         NUMBER OF EXPIRATION  NOTIONAL     MARKET     APPRECIATION
DESCRIPTION              CONTRACTS    DATE      VALUE       VALUE     (DEPRECIATION)
-----------              --------- ---------- ----------- ----------- --------------
LONG POSITION CONTRACTS:
MSCI EAFE Index Future..    65      12/15/17  $ 6,344,612 $ 6,524,050    $179,438
S&P 500 Emini Index(R)..    88      12/15/17   10,839,477  11,319,880     480,403
                                              ----------- -----------    --------
TOTAL FUTURES CONTRACTS.                      $17,184,089 $17,843,930    $659,841
                                              =========== ===========    ========

TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
CONTINUED


Summary of the Portfolio's investments as of October 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                               --------------------------------------------------
                                 LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                               ------------ -------------- ------- --------------
Common Stocks
  Australia................... $ 27,118,505 $  196,973,002   --    $  224,091,507
  Austria.....................           --      6,869,794   --         6,869,794
  Belgium.....................           --     46,373,750   --        46,373,750
  Canada......................  313,456,290             --   --       313,456,290
  Denmark.....................           --     65,478,170   --        65,478,170
  Finland.....................           --     37,784,447   --        37,784,447
  France......................    5,677,147    377,111,945   --       382,789,092
  Germany.....................   38,897,145    251,607,143   --       290,504,288
  Hong Kong...................           --    102,302,192   --       102,302,192
  Ireland.....................    5,556,562      5,648,751   --        11,205,313
  Israel......................      282,224     14,357,071   --        14,639,295
  Italy.......................    5,097,924     61,452,913   --        66,550,837
  Japan.......................   15,047,804    855,293,836   --       870,341,640
  Netherlands.................   10,358,496    115,374,412   --       125,732,908
  New Zealand.................           --      5,537,273   --         5,537,273
  Norway......................    1,729,600     32,274,358   --        34,003,958
  Portugal....................           --      1,564,476   --         1,564,476
  Singapore...................           --     41,148,837   --        41,148,837
  Spain.......................       13,817    107,033,772   --       107,047,589
  Sweden......................           --    106,880,457   --       106,880,457
  Switzerland.................   12,751,084    293,567,687   --       306,318,771
  United Kingdom..............  399,926,586    276,543,307   --       676,469,893
Preferred Stocks
  Germany.....................           --     43,970,892   --        43,970,892
Rights/Warrants
  Spain.......................           --        425,055   --           425,055
Securities Lending Collateral.           --     26,847,228   --        26,847,228
Futures Contracts**...........      659,841             --   --           659,841
                               ------------ --------------   --    --------------
TOTAL......................... $836,573,025 $3,072,420,768   --    $3,908,993,793
                               ============ ==============   ==    ==============

  **Valued at the unrealized appreciation/(depreciation) on the investment.

                See accompanying Notes to Financial Statements.

                   T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2017

                                                                                   PERCENTAGE
                                                           SHARES     VALUE++    OF NET ASSETS**
                                                           ------     -------    ---------------
COMMON STOCKS -- (98.1%)
AUSTRALIA -- (4.3%)
    Australia & New Zealand Banking Group, Ltd..........    218,548 $  5,015,359            0.2%
    BHP Billiton, Ltd...................................    414,517    8,534,406            0.3%
    Macquarie Group, Ltd................................     70,545    5,321,922            0.2%
    National Australia Bank, Ltd........................    208,492    5,224,010            0.2%
    Westpac Banking Corp................................    215,524    5,459,101            0.2%
    Other Securities....................................             118,051,221            3.3%
                                                                    ------------            ----
TOTAL AUSTRALIA.........................................             147,606,019            4.4%
                                                                    ------------            ----

AUSTRIA -- (0.5%)
    Other Securities....................................              17,684,415            0.5%
                                                                    ------------            ----

BELGIUM -- (1.1%)
    Anheuser-Busch InBev SA/NV..........................     41,726    5,116,488            0.2%
    Other Securities....................................              33,378,983            0.9%
                                                                    ------------            ----
TOTAL BELGIUM...........................................              38,495,471            1.1%
                                                                    ------------            ----

BRAZIL -- (1.4%)
    Other Securities....................................              47,828,465            1.4%
                                                                    ------------            ----

CANADA -- (6.1%)
    Royal Bank of Canada................................     69,446    5,427,205            0.2%
    Toronto-Dominion Bank (The).........................     92,478    5,257,218            0.2%
    Other Securities....................................             194,879,759            5.7%
                                                                    ------------            ----
TOTAL CANADA............................................             205,564,182            6.1%
                                                                    ------------            ----

CHILE -- (0.3%)
    Other Securities....................................              11,393,214            0.3%
                                                                    ------------            ----

CHINA -- (7.1%)
    China Construction Bank Corp. Class H............... 12,259,200   10,956,231            0.3%
*   China Evergrande Group..............................  2,232,000    8,609,614            0.3%
    Geely Automobile Holdings, Ltd......................  2,045,000    6,341,279            0.2%
    Industrial & Commercial Bank of China, Ltd. Class H. 10,068,460    8,011,121            0.3%
    Ping An Insurance Group Co. of China, Ltd. Class H..    722,000    6,344,892            0.2%
    Tencent Holdings, Ltd...............................    150,500    6,764,236            0.2%
    Other Securities....................................             192,589,061            5.6%
                                                                    ------------            ----
TOTAL CHINA.............................................             239,616,434            7.1%
                                                                    ------------            ----

COLOMBIA -- (0.1%)
    Other Securities....................................               2,536,277            0.1%
                                                                    ------------            ----

CZECH REPUBLIC -- (0.0%)
    Other Securities....................................                 933,665            0.0%
                                                                    ------------            ----

DENMARK -- (1.3%)
    Other Securities....................................              44,354,860            1.3%
                                                                    ------------            ----

EGYPT -- (0.0%)
    Other Securities....................................                 137,803            0.0%
                                                                    ------------            ----

FINLAND -- (1.4%)
    UPM-Kymmene Oyj.....................................    210,965    6,335,756            0.2%
    Other Securities....................................              39,758,243            1.2%
                                                                    ------------            ----
TOTAL FINLAND...........................................              46,093,999            1.4%
                                                                    ------------            ----

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                     PERCENTAGE
                                              SHARES    VALUE++    OF NET ASSETS**
                                              ------    -------    ---------------
FRANCE -- (5.5%)
    BNP Paribas SA...........................  91,698 $  7,156,976            0.2%
    Cie Generale des Etablissements Michelin.  41,357    5,986,275            0.2%
    Engie SA................................. 309,221    5,226,469            0.2%
    Total SA................................. 219,419   12,229,997            0.4%
    Other Securities.........................          157,055,154            4.6%
                                                      ------------           -----
TOTAL FRANCE.................................          187,654,871            5.6%
                                                      ------------           -----

GERMANY -- (5.6%)
    Allianz SE...............................  28,581    6,672,486            0.2%
    BASF SE.................................. 125,517   13,725,701            0.4%
    Bayerische Motoren Werke AG..............  57,820    5,930,033            0.2%
    Daimler AG............................... 158,406   13,224,706            0.4%
    Deutsche Telekom AG...................... 460,839    8,344,557            0.3%
    E.ON SE.................................. 507,298    6,008,658            0.2%
*   RWE AG................................... 206,559    5,193,690            0.2%
    Other Securities.........................          130,914,360            3.7%
                                                      ------------           -----
TOTAL GERMANY................................          190,014,191            5.6%
                                                      ------------           -----

GREECE -- (0.1%)
    Other Securities.........................            2,564,510            0.1%
                                                      ------------           -----

HONG KONG -- (2.1%)
    AIA Group, Ltd........................... 729,000    5,493,364            0.2%
    Other Securities.........................           66,098,262            1.9%
                                                      ------------           -----
TOTAL HONG KONG..............................           71,591,626            2.1%
                                                      ------------           -----

HUNGARY -- (0.1%)
    Other Securities.........................            3,330,692            0.1%
                                                      ------------           -----

INDIA -- (3.0%)
    Other Securities.........................          100,857,413            3.0%
                                                      ------------           -----

INDONESIA -- (0.6%)
    Other Securities.........................           20,338,828            0.6%
                                                      ------------           -----

IRELAND -- (0.4%)
    Other Securities.........................           13,100,827            0.4%
                                                      ------------           -----

ISRAEL -- (0.5%)
    Other Securities.........................           17,449,460            0.5%
                                                      ------------           -----

ITALY -- (2.1%)
    Other Securities.........................           71,684,161            2.1%
                                                      ------------           -----

JAPAN -- (17.6%)
    Hitachi, Ltd............................. 727,000    5,789,352            0.2%
    Honda Motor Co., Ltd..................... 240,500    7,536,562            0.2%
    Toyota Motor Corp........................ 270,373   16,770,170            0.5%
    Toyota Motor Corp. Sponsored ADR.........  42,528    5,273,472            0.2%
    Other Securities.........................          560,198,159           16.6%
                                                      ------------           -----
TOTAL JAPAN..................................          595,567,715           17.7%
                                                      ------------           -----

MALAYSIA -- (0.7%)
    Other Securities.........................           22,310,739            0.7%
                                                      ------------           -----

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                PERCENTAGE
                                         SHARES    VALUE++    OF NET ASSETS**
                                         ------    -------    ---------------
  MEXICO -- (0.8%)
      Other Securities..................         $ 26,470,204            0.8%
                                                 ------------            ----

  NETHERLANDS -- (2.1%)
      Koninklijke DSM NV................  66,455    5,669,786            0.2%
      Other Securities..................           65,638,824            1.9%
                                                 ------------            ----
  TOTAL NETHERLANDS.....................           71,308,610            2.1%
                                                 ------------            ----

  NEW ZEALAND -- (0.3%)
      Other Securities..................           10,840,320            0.3%
                                                 ------------            ----

  NORWAY -- (0.6%)
      Other Securities..................           20,967,360            0.6%
                                                 ------------            ----

  PERU -- (0.0%)
      Other Securities..................              748,154            0.0%
                                                 ------------            ----

  PHILIPPINES -- (0.3%)
      Other Securities..................            9,040,893            0.3%
                                                 ------------            ----

  POLAND -- (0.4%)
      Other Securities..................           13,215,588            0.4%
                                                 ------------            ----

  PORTUGAL -- (0.2%)
      Other Securities..................            7,068,346            0.2%
                                                 ------------            ----

  RUSSIA -- (0.3%)
      Other Securities..................            8,944,489            0.3%
                                                 ------------            ----

  SINGAPORE -- (0.9%)
      Other Securities..................           30,678,480            0.9%
                                                 ------------            ----

  SOUTH AFRICA -- (1.8%)
      Other Securities..................           59,669,695            1.8%
                                                 ------------            ----

  SOUTH KOREA -- (4.0%)
      Samsung Electronics Co., Ltd......   5,671   13,979,589            0.4%
      Samsung Electronics Co., Ltd. GDR.   8,033    9,904,154            0.3%
      SK Hynix, Inc.....................  69,101    5,095,001            0.2%
      Other Securities..................          105,928,912            3.1%
                                                 ------------            ----
  TOTAL SOUTH KOREA.....................          134,907,656            4.0%
                                                 ------------            ----

  SPAIN -- (1.8%)
      Banco Santander SA................ 904,605    6,132,597            0.2%
      Iberdrola SA...................... 646,207    5,222,003            0.2%
      Other Securities..................           49,055,649            1.4%
                                                 ------------            ----
  TOTAL SPAIN...........................           60,410,249            1.8%
                                                 ------------            ----

  SWEDEN -- (2.2%)
      Other Securities..................           74,260,656            2.2%
                                                 ------------            ----

  SWITZERLAND -- (4.4%)
      ABB, Ltd.......................... 219,337    5,727,992            0.2%
      Lonza Group AG....................  19,759    5,249,198            0.2%
      Nestle SA......................... 261,736   22,022,075            0.7%
      Novartis AG Sponsored ADR......... 117,451    9,699,104            0.3%
      Other Securities..................          105,040,508            3.0%
                                                 ------------            ----
  TOTAL SWITZERLAND.....................          147,738,877            4.4%
                                                 ------------            ----

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                                PERCENTAGE
                                                      SHARES      VALUE++     OF NET ASSETS**
                                                      ------      -------     ---------------
TAIWAN -- (3.6%)
    Other Securities................................           $  123,644,827            3.7%
                                                               --------------           -----

THAILAND -- (0.7%)
    Other Securities................................               22,811,496            0.7%
                                                               --------------           -----

TURKEY -- (0.3%)
    Other Securities................................               11,160,814            0.3%
                                                               --------------           -----

UNITED KINGDOM -- (11.5%)
    Anglo American P.L.C............................   360,657      6,803,077            0.2%
    BP P.L.C. Sponsored ADR.........................   333,610     13,567,922            0.4%
    HSBC Holdings P.L.C. Sponsored ADR..............   236,494     11,533,812            0.4%
    Rio Tinto P.L.C. Sponsored ADR..................   118,367      5,673,330            0.2%
    Royal Dutch Shell P.L.C. Class A................   174,646      5,497,805            0.2%
    Royal Dutch Shell P.L.C. Sponsored ADR, Class A.   177,031     11,158,248            0.3%
#   Royal Dutch Shell P.L.C. Sponsored ADR, Class B.   149,242      9,754,457            0.3%
    Vodafone Group P.L.C............................ 3,174,160      9,079,173            0.3%
    Other Securities................................              316,223,977            9.3%
                                                               --------------           -----
TOTAL UNITED KINGDOM................................              389,291,801           11.6%
                                                               --------------           -----

UNITED STATES -- (0.0%)
    Other Securities................................                  353,581            0.0%
                                                               --------------           -----
TOTAL COMMON STOCKS.................................            3,322,241,933           98.6%
                                                               --------------           -----

PREFERRED STOCKS -- (0.9%)
BRAZIL -- (0.5%)
    Other Securities................................               16,846,304            0.5%
                                                               --------------           -----

CHILE -- (0.0%)
    Other Securities................................                  119,965            0.0%
                                                               --------------           -----

COLOMBIA -- (0.0%)
    Other Securities................................                  515,443            0.0%
                                                               --------------           -----

GERMANY -- (0.4%)
    Volkswagen AG...................................    35,025      6,413,187            0.2%
    Other Securities................................                6,739,908            0.2%
                                                               --------------           -----
TOTAL GERMANY.......................................               13,153,095            0.4%
                                                               --------------           -----

INDIA -- (0.0%)
    Other Securities................................                    1,070            0.0%
                                                               --------------           -----
TOTAL PREFERRED STOCKS..............................               30,635,877            0.9%
                                                               --------------           -----

RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
    Other Securities................................                   25,877            0.0%
                                                               --------------           -----

BRAZIL -- (0.0%)
    Other Securities................................                   10,827            0.0%
                                                               --------------           -----

CHILE -- (0.0%)
    Other Securities................................                   11,142            0.0%
                                                               --------------           -----

FRANCE -- (0.0%)
    Other Securities................................                       40            0.0%
                                                               --------------           -----

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                                                    PERCENTAGE
                                          SHARES      VALUE++     OF NET ASSETS**
                                          ------      -------     ---------------
 HONG KONG -- (0.0%)
        Other Securities................           $          741            0.0%
                                                   --------------          ------

 INDIA -- (0.0%)
        Other Securities................                    9,749            0.0%
                                                   --------------          ------

 MALAYSIA -- (0.0%)
        Other Securities................                   10,068            0.0%
                                                   --------------          ------

 SOUTH KOREA -- (0.0%)
        Other Securities................                   20,562            0.0%
                                                   --------------          ------

 SPAIN -- (0.0%)
        Other Securities................                  136,218            0.0%
                                                   --------------          ------

 SWITZERLAND -- (0.0%)
        Other Securities................                    4,434            0.0%
                                                   --------------          ------

 TAIWAN -- (0.0%)
        Other Securities................                   16,454            0.0%
                                                   --------------          ------

 THAILAND -- (0.0%)
        Other Securities................                   42,899            0.0%
                                                   --------------          ------
 TOTAL RIGHTS/WARRANTS..................                  289,011            0.0%
                                                   --------------          ------
 TOTAL INVESTMENT SECURITIES............            3,353,166,821
                                                   --------------

                                                      VALUE+
                                                      ------
 SECURITIES LENDING COLLATERAL -- (1.0%)
 (S)@   DFA Short Term Investment Fund.. 2,876,530     33,284,324            1.0%
                                                   --------------          ------
 TOTAL INVESTMENTS -- (100.0%)
   (Cost $2,566,976,511)..............             $3,386,451,145          100.5%
                                                   ==============          ======

Summary of the Portfolio's investments as of October 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                             INVESTMENTS IN SECURITIES (MARKET VALUE)
                          ----------------------------------------------
                            LEVEL 1      LEVEL 2    LEVEL 3    TOTAL
                          ------------ ------------ ------- ------------
        Common Stocks
          Australia...... $  2,535,880 $145,070,139   --    $147,606,019
          Austria........           --   17,684,415   --      17,684,415
          Belgium........    1,179,769   37,315,702   --      38,495,471
          Brazil.........   47,828,465           --   --      47,828,465
          Canada.........  205,564,182           --   --     205,564,182
          Chile..........    3,452,640    7,940,574   --      11,393,214
          China..........   24,994,798  214,621,636   --     239,616,434
          Colombia.......    2,536,277           --   --       2,536,277
          Czech Republic.           --      933,665   --         933,665
          Denmark........    1,535,748   42,819,112   --      44,354,860
          Egypt..........           --      137,803   --         137,803
          Finland........       28,134   46,065,865   --      46,093,999
          France.........    3,469,222  184,185,649   --     187,654,871
          Germany........   11,338,697  178,675,494   --     190,014,191
          Greece.........           --    2,564,510   --       2,564,510
          Hong Kong......      307,082   71,284,544   --      71,591,626

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
CONTINUED

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                               --------------------------------------------------
                                 LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                               ------------ -------------- ------- --------------
Common Stocks (Continued)
  Hungary..................... $         -- $    3,330,692   --    $    3,330,692
  India.......................    2,971,253     97,886,160   --       100,857,413
  Indonesia...................      358,158     19,980,670   --        20,338,828
  Ireland.....................    2,584,265     10,516,562   --        13,100,827
  Israel......................    2,387,509     15,061,951   --        17,449,460
  Italy.......................    2,259,252     69,424,909   --        71,684,161
  Japan.......................   14,941,869    580,625,846   --       595,567,715
  Malaysia....................           --     22,310,739   --        22,310,739
  Mexico......................   26,461,128          9,076   --        26,470,204
  Netherlands.................   12,074,952     59,233,658   --        71,308,610
  New Zealand.................       29,682     10,810,638   --        10,840,320
  Norway......................      797,643     20,169,717   --        20,967,360
  Peru........................      748,154             --   --           748,154
  Philippines.................      156,109      8,884,784   --         9,040,893
  Poland......................           --     13,215,588   --        13,215,588
  Portugal....................           --      7,068,346   --         7,068,346
  Russia......................    1,580,101      7,364,388   --         8,944,489
  Singapore...................           --     30,678,480   --        30,678,480
  South Africa................    5,842,330     53,827,365   --        59,669,695
  South Korea.................    6,414,410    128,493,246   --       134,907,656
  Spain.......................    4,549,893     55,860,356   --        60,410,249
  Sweden......................      568,098     73,692,558   --        74,260,656
  Switzerland.................   15,812,285    131,926,592   --       147,738,877
  Taiwan......................    5,442,858    118,201,969   --       123,644,827
  Thailand....................   22,781,701         29,795   --        22,811,496
  Turkey......................       85,984     11,074,830   --        11,160,814
  United Kingdom..............   84,782,577    304,509,224   --       389,291,801
  United States...............           --        353,581   --           353,581
Preferred Stocks
  Brazil......................   16,846,304             --   --        16,846,304
  Chile.......................           --        119,965   --           119,965
  Colombia....................      515,443             --   --           515,443
  Germany.....................           --     13,153,095   --        13,153,095
  India.......................        1,070             --   --             1,070
Rights/Warrants
  Australia...................           --         25,877   --            25,877
  Brazil......................           --         10,827   --            10,827
  Chile.......................           --         11,142   --            11,142
  France......................           --             40   --                40
  Hong Kong...................           --            741   --               741
  India.......................           --          9,749   --             9,749
  Malaysia....................           --         10,068   --            10,068
  South Korea.................           --         20,562   --            20,562
  Spain.......................           --        136,218   --           136,218
  Switzerland.................           --          4,434   --             4,434
  Taiwan......................           --         16,454   --            16,454
  Thailand....................           --         42,899   --            42,899
Securities Lending Collateral.           --     33,284,324   --        33,284,324
                               ------------ --------------   --    --------------
TOTAL......................... $535,763,922 $2,850,687,223   --    $3,386,451,145
                               ============ ==============   ==    ==============

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2017
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                        TAX-MANAGED
                                                           U.S.        TAX-MANAGED     TAX-MANAGED     TAX-MANAGED
                                                        MARKETWIDE     U.S. EQUITY    U.S. TARGETED   U.S. SMALL CAP
                                                      VALUE PORTFOLIO  PORTFOLIO*    VALUE PORTFOLIO*   PORTFOLIO*
                                                      --------------- -------------- ---------------- --------------
ASSETS:
Investments in Affiliated Investment Company at
 Value............................................... $    4,851,479              --              --              --
Investments at Value (including $0, $256,572,
 $820,785 and $678,988 of securities on loan,
 respectively).......................................             --  $    3,300,899  $    4,722,693  $    2,930,600
Temporary Cash Investments at Value & Cost...........             --          12,730          10,543           4,358
Collateral from Securities on Loan Invested in
 Affiliate at Value (including cost of $0, $129,541,
 $526,458 and $475,634)..............................             --         129,515         526,461         475,650
Cash.................................................             --              --               2              --
Receivables:
  Investment Securities/Affiliated Investment
   Company Sold......................................             --               2             274             316
  Dividends, Interest and Tax Reclaims...............             --           2,502           1,328             716
  Securities Lending Income..........................             --              67             289             261
  Fund Shares Sold...................................            759             869           1,358             692
Prepaid Expenses and Other Assets....................             29              27              44              28
                                                      --------------  --------------  --------------  --------------
     Total Assets....................................      4,852,267       3,446,611       5,262,992       3,412,621
                                                      --------------  --------------  --------------  --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned...................             --         129,490         526,400         475,624
  Investment Securities/Affiliated Investment
   Company Purchased.................................             --           4,835              37           1,005
  Fund Shares Redeemed...............................          1,095             818             841             830
  Due to Advisor.....................................            616             557           1,681           1,240
Accrued Expenses and Other Liabilities...............            194             271             352             217
                                                      --------------  --------------  --------------  --------------
     Total Liabilities...............................          1,905         135,971         529,311         478,916
                                                      --------------  --------------  --------------  --------------
NET ASSETS........................................... $    4,850,362  $    3,310,640  $    4,733,681  $    2,933,705
                                                      ==============  ==============  ==============  ==============
SHARES OUTSTANDING, $0.01 PAR VALUE (1)..............    160,090,186     118,209,556     124,765,859      66,143,751
NET ASSET VALUE, OFFERING AND
 REDEMPTION PRICE PER SHARE                           $        30.30  $        28.01  $        37.94  $        44.35
                                                      ==============  ==============  ==============  ==============
Investments at Cost.................................. $          N/A  $    1,739,906  $    2,681,517  $    1,539,333
                                                      ==============  ==============  ==============  ==============
NET ASSETS CONSIST OF:
Paid-In Capital...................................... $    2,492,344  $    1,748,189  $    2,512,944  $    1,463,270
Undistributed Net Investment Income (Distributions
 in Excess of Net Investment Income).................          5,654           1,361             757             134
Accumulated Net Realized Gain (Loss).................        151,289             118         178,801          79,018
Net Unrealized Appreciation (Depreciation)...........      2,201,075       1,560,972       2,041,179       1,391,283
                                                      --------------  --------------  --------------  --------------
NET ASSETS........................................... $    4,850,362  $    3,310,640  $    4,733,681  $    2,933,705
                                                      ==============  ==============  ==============  ==============
(1) NUMBER OF SHARES AUTHORIZED......................  1,700,000,000   1,500,000,000   1,700,000,000   1,500,000,000
                                                      ==============  ==============  ==============  ==============

----------
* See Note J in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                     STATEMENTS OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2017
          (AMOUNTS IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

                                                                                      TAX-MANAGED     T.A. WORLD EX
                                                                     T.A. U.S. CORE       DFA           U.S. CORE
                                                                        EQUITY 2     INTERNATIONAL       EQUITY
                                                                       PORTFOLIO*   VALUE PORTFOLIO*   PORTFOLIO*
                                                                     -------------- ---------------- --------------
ASSETS:
Investments at Value (including $1,315,488, $59,801 and $50,439 of
 securities on loan, respectively).................................. $    8,203,931  $    3,881,487  $    3,353,167
Temporary Cash Investments at Value & Cost..........................         26,053              --              --
Collateral from Securities on Loan Invested in Affiliate at Value
 (including cost of $832,567, $26,848 and $33,285)..................        832,616          26,847          33,284
Segregated Cash for Futures Contracts...............................             --             627              --
Foreign Currencies at Value.........................................             --          19,415           4,981
Cash................................................................              2           4,921           7,026
Receivables:
  Investment Securities Sold........................................             13              --             570
  Dividends, Interest and Tax Reclaims..............................          5,502          13,332           7,465
  Securities Lending Income.........................................            346             225             182
  Fund Shares Sold..................................................          3,482           1,374           1,245
  Futures Margin Variation..........................................             --              44              --
Unrealized Gain on Foreign Currency Contracts.......................             --              --               3
Prepaid Expenses and Other Assets...................................             64              38              17
                                                                     --------------  --------------  --------------
     Total Assets...................................................      9,072,009       3,948,310       3,407,940
                                                                     --------------  --------------  --------------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned..................................        832,607          26,855          33,280
  Investment Securities Purchased...................................          4,289              --           2,960
  Fund Shares Redeemed..............................................          2,110           1,415           1,488
  Due to Advisor....................................................          1,522           1,644             904
Unrealized Loss on Foreign Currency Contracts.......................             --              --               2
Accrued Expenses and Other Liabilities..............................            543             327             307
                                                                     --------------  --------------  --------------
     Total Liabilities..............................................        841,071          30,241          38,941
                                                                     --------------  --------------  --------------
NET ASSETS.......................................................... $    8,230,938  $    3,918,069  $    3,368,999
                                                                     ==============  ==============  ==============
SHARES OUTSTANDING, $0.01 PAR VALUE (1).............................    468,674,495     239,007,120     292,263,125
                                                                     ==============  ==============  ==============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
 SHARE.............................................................. $        17.56  $        16.39  $        11.53
                                                                     ==============  ==============  ==============
Investments at Cost................................................. $    4,642,619  $    3,289,500  $    2,533,692
                                                                     ==============  ==============  ==============
Foreign Currencies at Cost.......................................... $           --  $       19,732  $        5,010
                                                                     ==============  ==============  ==============
NET ASSETS CONSIST OF:
Paid-In Capital..................................................... $    4,597,515  $    3,369,443  $    2,590,448
Undistributed Net Investment Income (Distributions in Excess of Net
 Investment Income).................................................          6,244          11,086           6,626
Accumulated Net Realized Gain (Loss)................................         65,818         (54,823)        (47,527)
Net Unrealized Foreign Exchange Gain (Loss).........................             --              29               7
Net Unrealized Appreciation (Depreciation)..........................      3,561,361         592,334         819,445
                                                                     --------------  --------------  --------------
NET ASSETS.......................................................... $    8,230,938  $    3,918,069  $    3,368,999
                                                                     ==============  ==============  ==============
(1) NUMBER OF SHARES AUTHORIZED.....................................  2,000,000,000   1,700,000,000   1,500,000,000
                                                                     ==============  ==============  ==============

----------
* See Note J in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2017
                            (AMOUNTS IN THOUSANDS)

                                                                       TAX-MANAGED
                                                                          U.S.                  TAX-MANAGED
                                                                       MARKETWIDE  TAX-MANAGED U.S. TARGETED  TAX-MANAGED
                                                                          VALUE    U.S. EQUITY     VALUE       U.S. SMALL
                                                                       PORTFOLIO*# PORTFOLIO#   PORTFOLIO#   CAP PORTFOLIO#
                                                                       ----------- ----------- ------------- --------------
INVESTMENT INCOME
  Net Investment Income Allocated from Affiliated Investment
   Company:
    Dividends (Net of Foreign Taxes Withheld of $4, $0, $0 and $0,
     respectively)....................................................  $101,067          --           --             --
    Income from Securities Lending....................................       493          --           --             --
    Expenses Allocated from Affiliated Investment Company.............    (9,570)         --           --             --
                                                                        --------    --------     --------       --------
     Total Net Investment Income Received from Affiliated
      Investment Company..............................................    91,990          --           --             --
                                                                        --------    --------     --------       --------
FUND INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of $0, $5, $26 and $17,
   respectively)......................................................        --    $ 57,227     $ 61,956       $ 34,598
  Income..............................................................        --         708        2,296          2,362
                                                                        --------    --------     --------       --------
     Total Investment Income..........................................        --      57,935       64,252         36,960
                                                                        --------    --------     --------       --------
FUND EXPENSES
  Investment Management Fees..........................................    15,912       6,032       18,269         13,353
  Accounting & Transfer Agent Fees....................................        74         181          277            176
  Custodian Fees......................................................        --          37           55             39
  Filing Fees.........................................................        79          70          107             73
  Shareholders' Reports...............................................        66          38           65             47
  Directors'/Trustees' Fees & Expenses................................        45          29           43             27
  Professional Fees...................................................        15          49           70             44
  Other...............................................................        23          87          123             78
                                                                        --------    --------     --------       --------
     Total Expenses...................................................    16,214       6,523       19,009         13,837
                                                                        --------    --------     --------       --------
  Fees (Waived), (Expenses Reimbursed), and/or Previously Waived
   Fees Recovered by Advisor (Note C).................................    (9,093)         81           --             --
                                                                        --------    --------     --------       --------
  Net Expenses........................................................     7,121       6,604       19,009         13,837
                                                                        --------    --------     --------       --------
  NET INVESTMENT INCOME (LOSS)........................................    84,869      51,331       45,243         23,123
                                                                        --------    --------     --------       --------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net Realized Gain (Loss) on:
    Investment Securities Sold**......................................   156,290     226,688      184,340         82,575
    Affiliated Investment Companies Shares Sold.......................        --          46           48              8
    Futures...........................................................        56       3,359        1,430            294
    Foreign Currency Transactions.....................................        --          --            2              3
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities.............................................   653,780     361,678      730,643        504,335
    Affiliated Investment Companies Shares............................        --         (59)         (86)           (58)
    Futures...........................................................        --         507           --             --
                                                                        --------    --------     --------       --------
  NET REALIZED AND UNREALIZED GAIN (LOSS).............................   810,126     592,219      916,377        587,157
                                                                        --------    --------     --------       --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......  $894,995    $643,550     $961,620       $610,280
                                                                        ========    ========     ========       ========

----------
* Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio's Master Fund (Affiliated Investment Company).
**Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively. # Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                           STATEMENTS OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2017
                            (AMOUNTS IN THOUSANDS)

                                                                                        TAX-MANAGED
                                                                                            DFA      T.A. WORLD EX
                                                                        T.A. U.S. CORE INTERNATIONAL   U.S. CORE
                                                                           EQUITY 2        VALUE        EQUITY
                                                                          PORTFOLIO#    PORTFOLIO#    PORTFOLIO#
                                                                        -------------- ------------- -------------
INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of $27, $9,898 and $7,470,
   respectively).......................................................   $  128,684     $103,405      $ 72,051
  Non Cash Income......................................................           --       17,175         5,109
  Income from Securities Lending.......................................        3,152        1,176         2,449
                                                                          ----------     --------      --------
     Total Investment Income...........................................      131,836      121,756        79,609
                                                                          ----------     --------      --------
FUND EXPENSES
  Investment Management Fees...........................................       16,150       17,256         9,737
  Accounting & Transfer Agent Fees.....................................          419          242           195
  Custodian Fees.......................................................           86          319           663
  Filing Fees..........................................................          194          132           108
  Shareholders' Reports................................................           69           66            48
  Directors'/Trustees' Fees & Expenses.................................           71           33            27
  Professional Fees....................................................          118           76            93
  Other................................................................          207          121           112
                                                                          ----------     --------      --------
     Total Expenses....................................................       17,314       18,245        10,983
                                                                          ----------     --------      --------
  Fees Paid Indirectly (Note C)........................................           --         (228)          (88)
                                                                          ----------     --------      --------
  Net Expenses.........................................................       17,314       18,017        10,895
                                                                          ----------     --------      --------
  NET INVESTMENT INCOME (LOSS).........................................      114,522      103,739        68,714
                                                                          ----------     --------      --------
REALIZED AND UNREALIZED GAIN (LOSS)
  Net Realized Gain (Loss) on:
    Investment Securities Sold**.......................................       68,376       50,070         9,664
    Affiliated Investment Companies Shares Sold........................          (49)          (9)            4
    Futures............................................................           --        3,348            --
    Foreign Currency Transactions......................................            2         (329)         (265)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency.........................    1,376,859      644,611       582,092
    Affiliated Investment Companies Shares.............................          (68)          (6)           (7)
    Futures............................................................           --        1,460            --
    Translation of Foreign Currency Denominated Amounts................           --          411           174
                                                                          ----------     --------      --------
  NET REALIZED AND UNREALIZED GAIN (LOSS)..............................    1,445,120      699,556       591,662
                                                                          ----------     --------      --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS........   $1,559,642     $803,295      $660,376
                                                                          ==========     ========      ========

----------
**Net of foreign capital gain taxes withheld of $0, $0 and $0, respectively. # Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                          TAX-MANAGED U.S.        TAX-MANAGED U.S. EQUITY TAX-MANAGED U.S. TARGETED
                                       MARKETWIDE VALUE PORTFOLIO        PORTFOLIO            VALUE PORTFOLIO
                                       -------------------------  ----------------------  ------------------------
                                          YEAR          YEAR         YEAR        YEAR        YEAR         YEAR
                                         ENDED         ENDED        ENDED       ENDED       ENDED        ENDED
                                        OCT. 31,      OCT. 31,     OCT. 31,    OCT. 31,    OCT. 31,     OCT. 31,
                                          2017          2016         2017        2016        2017         2016
                                        ----------   ----------   ----------  ----------  ----------   ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)........ $ 84,869 $        73,162   $   51,331  $   47,494  $   45,243   $   42,145
  Net Realized Gain (Loss) on:
    Investment Securities Sold/
     Affiliated Investment Company
     Sold*............................    156,290       137,584      226,688      88,808     184,340      126,974
    Affiliated Investment
     Companies Shares Sold............         --            --           46          --          48           --
    Futures...........................         56         4,341        3,359       1,284       1,430        4,185
    Foreign Currency
     Transactions.....................         --            --           --          --           2           --
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities/
     Affiliated Investment
     Company..........................    653,780      (108,432)     361,678     (30,585)    730,643      (81,804)
    Affiliated Investment
     Companies Shares.................         --            --          (59)         --         (86)          --
    Futures...........................         --            --          507        (507)         --           --
                                        ----------   ----------   ----------  ----------  ----------   ----------
    Net Increase (Decrease) in
     Net Assets Resulting from
     Operations.......................    894,995       106,655      643,550     106,494     961,620       91,500
                                        ----------   ----------   ----------  ----------  ----------   ----------
Distributions From:
   Net Investment Income..............    (82,721)      (72,925)     (52,066)    (48,479)    (43,922)     (43,827)
   Net Long-Term Gains................   (101,284)           --           --          --    (127,982)    (128,578)
                                        ----------   ----------   ----------  ----------  ----------   ----------
    Total Distributions...............   (184,005)      (72,925)     (52,066)    (48,479)   (171,904)    (172,405)
                                        ----------   ----------   ----------  ----------  ----------   ----------
Capital Share Transactions (1):
  Shares Issued.......................    471,847       604,274      345,297     373,342     471,241      699,094
  Shares Issued in Lieu of Cash
   Distributions......................    181,793        71,818       50,784      46,609     170,374      170,363
  Shares Redeemed.....................   (526,743)     (558,218)    (313,364)   (335,680)   (470,952)    (685,722)
                                        ----------   ----------   ----------  ----------  ----------   ----------
    Net Increase (Decrease) from
     Capital Share
     Transactions.....................    126,897       117,874       82,717      84,271     170,663      183,735
                                        ----------   ----------   ----------  ----------  ----------   ----------
    Total Increase (Decrease) in
     Net Assets.......................    837,887       151,604      674,201     142,286     960,379      102,830
NET ASSETS
  Beginning of Year...................  4,012,475     3,860,871    2,636,439   2,494,153   3,773,302    3,670,472
                                        ----------   ----------   ----------  ----------  ----------   ----------
  End of Year......................... $4,850,362    $4,012,475   $3,310,640  $2,636,439  $4,733,681   $3,773,302
                                        ==========   ==========   ==========  ==========  ==========   ==========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued.......................     16,503        24,749       13,450      17,067      13,305       24,009
  Shares Issued in Lieu of Cash
   Distributions......................      6,410         2,864        1,962       2,081       4,750        5,626
  Shares Redeemed.....................    (18,433)      (22,805)     (12,181)    (15,202)    (13,207)     (23,205)
                                        ----------   ----------   ----------  ----------  ----------   ----------
    Net Increase (Decrease) from
     Shares Issued and
     Redeemed.........................      4,480         4,808        3,231       3,946       4,848        6,430
                                        ==========   ==========   ==========  ==========  ==========   ==========
UNDISTRIBUTED NET INVESTMENT
 INCOME (DISTRIBUTIONS IN EXCESS
 OF NET INVESTMENT INCOME)............ $    5,654    $    5,630   $    1,361  $    4,408  $      757   $      586

                                          TAX-MANAGED U.S.
                                         SMALL CAP PORTFOLIO
                                       ----------------------
                                          YEAR        YEAR
                                         ENDED       ENDED
                                        OCT. 31,    OCT. 31,
                                          2017        2016
                                       ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)........ $   23,123  $   22,649
  Net Realized Gain (Loss) on:
    Investment Securities Sold/
     Affiliated Investment Company
     Sold*............................     82,575      54,458
    Affiliated Investment
     Companies Shares Sold............          8          --
    Futures...........................        294         259
    Foreign Currency
     Transactions.....................          3          --
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities/
     Affiliated Investment
     Company..........................    504,335       9,515
    Affiliated Investment
     Companies Shares.................        (58)         --
    Futures...........................         --          --
                                       ----------  ----------
    Net Increase (Decrease) in
     Net Assets Resulting from
     Operations.......................    610,280      86,881
                                       ----------  ----------
Distributions From:
   Net Investment Income..............    (22,983)    (22,742)
   Net Long-Term Gains................    (54,088)    (94,181)
                                       ----------  ----------
    Total Distributions...............    (77,071)   (116,923)
                                       ----------  ----------
Capital Share Transactions (1):
  Shares Issued.......................    305,494     416,890
  Shares Issued in Lieu of Cash
   Distributions......................     75,950     114,492
  Shares Redeemed.....................   (277,642)   (394,954)
                                       ----------  ----------
    Net Increase (Decrease) from
     Capital Share
     Transactions.....................    103,802     136,428
                                       ----------  ----------
    Total Increase (Decrease) in
     Net Assets.......................    637,011     106,386
NET ASSETS
  Beginning of Year...................  2,296,694   2,190,308
                                       ----------  ----------
  End of Year......................... $2,933,705  $2,296,694
                                       ==========  ==========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued.......................      7,440      12,370
  Shares Issued in Lieu of Cash
   Distributions......................      1,834       3,318
  Shares Redeemed.....................     (6,751)    (11,643)
                                       ----------  ----------
    Net Increase (Decrease) from
     Shares Issued and
     Redeemed.........................      2,523       4,045
                                       ==========  ==========
UNDISTRIBUTED NET INVESTMENT
 INCOME (DISTRIBUTIONS IN EXCESS
 OF NET INVESTMENT INCOME)............ $      134  $      547

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0, $0, $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                T.A. U.S. CORE EQUITY 2      TAX-MANAGED DFA           T.A. WORLD EX U.S. CORE
                                                       PORTFOLIO         INTERNATIONAL VALUE PORTFOLIO    EQUITY PORTFOLIO
                                                -----------------------  ----------------------------  ----------------------
                                                   YEAR         YEAR        YEAR            YEAR          YEAR        YEAR
                                                  ENDED        ENDED       ENDED           ENDED         ENDED       ENDED
                                                 OCT. 31,     OCT. 31,    OCT. 31,        OCT. 31,      OCT. 31,    OCT. 31,
                                                   2017         2016        2017            2016          2017        2016
                                                ----------  -----------   ----------     -----------   ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)................. $  114,522  $   105,500  $  103,739     $    92,980    $   68,714  $   56,403
  Net Realized Gain (Loss) on:
    Investment Securities Sold*................     68,376       (4,863)     50,070         (82,213)        9,664     (25,607)
    Affiliated Investment Companies Shares
     Sold......................................        (49)          --          (9)             --             4          --
    Futures....................................         --        5,040       3,348           2,620            --          --
    Foreign Currency Transactions..............          2           --        (329)            434          (265)        344
    Forward Currency Contracts.................         --           --          --             (20)           --           6
  Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities and Foreign
     Currency..................................  1,376,859      119,407     644,611         (19,773)      582,092      50,075
    Affiliated Investment Companies
     Shares....................................        (68)          --          (6)             --            (7)         --
    Futures....................................         --           --       1,460            (800)           --          --
    Translation of Foreign Currency
     Denominated Amounts.......................         --           --         411            (301)          174        (113)
                                                ----------  -----------   ----------     -----------   ----------  ----------
     Net Increase (Decrease) in Net Assets
      Resulting from Operations................  1,559,642      225,084     803,295          (7,073)      660,376      81,108
                                                ----------  -----------   ----------     -----------   ----------  ----------
Distributions From:
    Net Investment Income......................   (115,587)    (104,283)    (99,420)        (92,814)      (68,459)    (56,154)
    Net Long-Term Gains........................       (231)        (166)         --              --            --          --
                                                ----------  -----------   ----------     -----------   ----------  ----------
     Total Distributions.......................   (115,818)    (104,449)    (99,420)        (92,814)      (68,459)    (56,154)
                                                ----------  -----------   ----------     -----------   ----------  ----------
Capital Share Transactions (1):
  Shares Issued................................  1,216,846    1,468,327     521,234       1,176,415       636,884     917,900
  Shares Issued in Lieu of Cash
   Distributions...............................    114,916      103,804      98,482          91,799        68,018      55,965
  Shares Redeemed..............................   (763,920)  (1,022,647)   (410,547)     (1,158,233)     (335,168)   (715,784)
                                                ----------  -----------   ----------     -----------   ----------  ----------
     Net Increase (Decrease) from Capital
      Share Transactions.......................    567,842      549,484     209,169         109,981       369,734     258,081
                                                ----------  -----------   ----------     -----------   ----------  ----------
     Total Increase (Decrease) in Net
      Assets...................................  2,011,666      670,119     913,044          10,094       961,651     283,035
NET ASSETS
  Beginning of Year............................  6,219,272    5,549,153   3,005,025       2,994,931     2,407,348   2,124,313
                                                ----------  -----------   ----------     -----------   ----------  ----------
  End of Year.................................. $8,230,938  $ 6,219,272  $3,918,069     $ 3,005,025    $3,368,999  $2,407,348
                                                ==========  ===========   ==========     ===========   ==========  ==========
(1) SHARES ISSUED AND REDEEMED:
  Shares Issued................................     74,772      108,691      35,464          94,213        62,099     104,147
  Shares Issued in Lieu of Cash
   Distributions...............................      7,003        7,436       6,610           7,334         6,507       6,257
  Shares Redeemed..............................    (47,107)     (75,853)    (27,853)        (92,625)      (32,901)    (82,262)
                                                ----------  -----------   ----------     -----------   ----------  ----------
     Net Increase (Decrease) from Shares
      Issued and Redeemed......................     34,668       40,274      14,221           8,922        35,705      28,142
                                                ==========  ===========   ==========     ===========   ==========  ==========
UNDISTRIBUTED NET INVESTMENT INCOME
 (DISTRIBUTIONS IN EXCESS OF NET
 INVESTMENT INCOME)............................ $    6,244  $     9,703  $   11,086     $     7,613    $    6,626  $    6,348

----------
* Net of foreign capital gain taxes withheld of $0, $0, $0, $0, $0 and $1, respectively.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                           TAX-MANAGED U.S. MARKETWIDE VALUE PORTFOLIO
                                                            -----------------------------------------------------------
                                                                 YEAR           YEAR           YEAR           YEAR
                                                                ENDED          ENDED          ENDED          ENDED
                                                               OCT. 31,       OCT. 31,       OCT. 31,       OCT. 31,
                                                                 2017           2016           2015           2014
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year......................... $    25.79     $    25.60     $    25.33     $    22.35
                                                            ----------     ----------     ----------     ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A).........................       0.54           0.47           0.43           0.35
  Net Gains (Losses) on Securities (Realized and
   Unrealized).............................................       5.14           0.19           0.25           2.98
                                                                           ----------     ----------     ----------
   Total from Investment Operations........................       5.68           0.66           0.68           3.33
------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income....................................      (0.52)         (0.47)         (0.41)         (0.35)
  Net Realized Gains.......................................      (0.65)            --             --             --
                                                                           ----------     ----------     ----------
   Total Distributions.....................................      (1.17)         (0.47)         (0.41)         (0.35)
------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year............................... $    30.30     $    25.79     $    25.60     $    25.33
=========================================================== ==========     ==========     ==========     ==========
Total Return...............................................      22.41%          2.66%          2.73%         14.98%
------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)........................ $4,850,362     $4,012,475     $3,860,871     $3,664,174
Ratio of Expenses to Average Net Assets....................       0.37%(B)       0.37%(B)       0.37%(B)       0.37%(B)
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor)................................       0.57%(B)       0.57%(B)       0.43%(B)       0.37%(B)
Ratio of Net Investment Income to Average Net Assets.......       1.87%          1.90%          1.65%          1.45%
Portfolio Turnover Rate....................................        N/A            N/A            N/A            N/A
------------------------------------------------------------------------------------------------------------------------

                                                            -----------
                                                                 YEAR
                                                                ENDED
                                                               OCT. 31,
                                                                 2013
---------------------------------------------------------------------------
Net Asset Value, Beginning of Year......................... $    16.76
                                                            ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A).........................       0.32
  Net Gains (Losses) on Securities (Realized and
   Unrealized).............................................       5.60
                                                            ----------
   Total from Investment Operations........................       5.92
---------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income....................................      (0.33)
  Net Realized Gains.......................................         --
                                                            ----------
   Total Distributions.....................................      (0.33)
---------------------------------------------------------------------------
Net Asset Value, End of Year............................... $    22.35
=========================================================== ==========
Total Return...............................................      35.71%
---------------------------------------------------------------------------
Net Assets, End of Year (thousands)........................ $3,110,436
Ratio of Expenses to Average Net Assets....................       0.37%(B)
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor)................................       0.37%(B)
Ratio of Net Investment Income to Average Net Assets.......       1.66%
Portfolio Turnover Rate....................................        N/A
---------------------------------------------------------------------------

                                                                         TAX-MANAGED U.S. EQUITY PORTFOLIO
                                                            ----------------------------------------------------------
                                                               YEAR        YEAR        YEAR        YEAR        YEAR
                                                              ENDED       ENDED       ENDED       ENDED       ENDED
                                                             OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,
                                                               2017        2016        2015        2014        2013
-----------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year......................... $    22.93  $    22.46  $    21.89  $    19.20  $    15.16
                                                            ----------  ----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A).........................       0.44        0.42        0.40        0.34        0.32
  Net Gains (Losses) on Securities (Realized and
   Unrealized).............................................       5.09        0.48        0.56        2.69        4.05
                                                            ----------  ----------  ----------  ----------  ----------
   Total from Investment Operations........................       5.53        0.90        0.96        3.03        4.37
-----------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income....................................      (0.45)      (0.43)      (0.39)      (0.34)      (0.33)
  Net Realized Gains.......................................         --          --          --          --          --
                                                            ----------  ----------  ----------  ----------  ----------
   Total Distributions.....................................      (0.45)      (0.43)      (0.39)      (0.34)      (0.33)
-----------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year............................... $    28.01  $    22.93  $    22.46  $    21.89  $    19.20
=========================================================== ==========  ==========  ==========  ==========  ==========
Total Return...............................................      24.27%       4.05%       4.47%      15.89%      29.15%
-----------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands)........................ $3,310,640  $2,636,439  $2,494,153  $2,311,451  $1,991,461
Ratio of Expenses to Average Net Assets....................       0.22%       0.22%       0.22%       0.22%       0.22%
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor)................................       0.22%       0.22%       0.22%       0.22%       0.22%
Ratio of Net Investment Income to Average Net Assets.......       1.70%       1.87%       1.79%       1.66%       1.89%
Portfolio Turnover Rate....................................          8%          4%          1%          2%          3%
-----------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                       TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
                                                              ----------------------------------------------------------
                                                                 YEAR        YEAR        YEAR        YEAR        YEAR
                                                                ENDED       ENDED       ENDED       ENDED       ENDED
                                                               OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,
                                                                 2017        2016        2015        2014        2013
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year........................... $    31.47  $    32.34  $    33.34  $    31.06  $    22.89
                                                              ----------  ----------  ----------  ----------  ----------
Income from Investment Operations
-
  Net Investment Income (Loss) (A)...........................       0.37        0.36        0.39        0.26        0.33
  Net Gains (Losses) on Securities (Realized and Unrealized).       7.53        0.28        0.16        3.11        8.69
                                                              ----------  ----------  ----------  ----------  ----------
   Total from Investment Operations..........................       7.90        0.64        0.55        3.37        9.02
--------------------------------------------------------------------------------------------------------------------------
Less Distributions
-
  Net Investment Income......................................      (0.36)      (0.37)      (0.37)      (0.27)      (0.34)
  Net Realized Gains.........................................      (1.07)      (1.14)      (1.18)      (0.82)      (0.51)
                                                              ----------  ----------  ----------  ----------  ----------
   Total Distributions.......................................      (1.43)      (1.51)      (1.55)      (1.09)      (0.85)
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................. $    37.94  $    31.47  $    32.34  $    33.34  $    31.06
============================================================= ==========  ==========  ==========  ==========  ==========
Total Return.................................................      25.40%       2.21%       1.89%      11.10%      40.60%
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................... $4,733,681  $3,773,302  $3,670,472  $3,572,307  $3,201,053
Ratio of Expenses to Average Net Assets......................       0.44%       0.44%       0.44%       0.43%       0.44%
Ratio of Net Investment Income to Average Net Assets.........       1.04%       1.17%       1.19%       0.80%       1.24%
Portfolio Turnover Rate......................................         14%         20%         14%          7%          6%
--------------------------------------------------------------------------------------------------------------------------

                                                                         TAX-MANAGED U.S. SMALL CAP PORTFOLIO
                                                              ----------------------------------------------------------
                                                                 YEAR        YEAR        YEAR        YEAR        YEAR
                                                                ENDED       ENDED       ENDED       ENDED       ENDED
                                                               OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,
                                                                 2017        2016        2015        2014        2013
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year........................... $    36.10  $    36.77  $    36.99  $    34.31  $    24.93
                                                              ----------  ----------  ----------  ----------  ----------
Income from Investment Operations
-
  Net Investment Income (Loss) (A)...........................       0.36        0.36        0.36        0.25        0.35
  Net Gains (Losses) on Securities (Realized and Unrealized).       9.10        0.92        0.45        2.69        9.40
                                                              ----------  ----------  ----------  ----------  ----------
   Total from Investment Operations..........................       9.46        1.28        0.81        2.94        9.75
-------------------------------------------------------------------------------------------------------------------------
Less Distributions
-
  Net Investment Income......................................      (0.36)      (0.37)      (0.34)      (0.26)      (0.37)
  Net Realized Gains.........................................      (0.85)      (1.58)      (0.69)         --          --
                                                              ----------  ----------  ----------  ----------  ----------
   Total Distributions.......................................      (1.21)      (1.95)      (1.03)      (0.26)      (0.37)
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................. $    44.35  $    36.10  $    36.77  $    36.99  $    34.31
============================================================= ==========  ==========  ==========  ==========  ==========
Total Return.................................................      26.46%       3.75%       2.31%       8.58%      39.55%
-------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................... $2,933,705  $2,296,694  $2,190,308  $2,092,558  $1,872,935
Ratio of Expenses to Average Net Assets......................       0.52%       0.52%       0.52%       0.52%       0.52%
Ratio of Net Investment Income to Average Net Assets.........       0.87%       1.04%       0.96%       0.70%       1.20%
Portfolio Turnover Rate......................................         11%         10%          8%          7%          7%
-------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                           T.A. U.S. CORE EQUITY 2 PORTFOLIO
                                                              ----------------------------------------------------------
                                                                 YEAR        YEAR        YEAR        YEAR        YEAR
                                                                ENDED       ENDED       ENDED       ENDED       ENDED
                                                               OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,
                                                                 2017        2016        2015        2014        2013
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year........................... $    14.33  $    14.09  $    14.21  $    12.78  $     9.75
                                                              ----------  ----------  ----------  ----------  ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...........................       0.25        0.25        0.24        0.20        0.19
  Net Gains (Losses) on Securities (Realized and Unrealized).       3.24        0.24        0.05        1.55        3.04
                                                              ----------  ----------  ----------  ----------  ----------
   Total from Investment Operations..........................       3.49        0.49        0.29        1.75        3.23
--------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income......................................      (0.26)      (0.25)      (0.23)      (0.20)      (0.19)
  Net Realized Gains.........................................         --          --       (0.18)      (0.12)      (0.01)
                                                              ----------  ----------  ----------  ----------  ----------
   Total Distributions.......................................      (0.26)      (0.25)      (0.41)      (0.32)      (0.20)
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................. $    17.56  $    14.33  $    14.09  $    14.21  $    12.78
============================================================= ==========  ==========  ==========  ==========  ==========
Total Return.................................................      24.47%       3.55%       2.14%      13.88%      33.58%
--------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................... $8,230,938  $6,219,272  $5,549,153  $5,056,211  $4,103,753
Ratio of Expenses to Average Net Assets......................       0.24%       0.24%       0.24%       0.24%       0.24%
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor and Fees Paid Indirectly).........       0.24%       0.24%       0.24%       0.24%       0.24%
Ratio of Net Investment Income to Average Net Assets.........       1.56%       1.82%       1.65%       1.51%       1.72%
Portfolio Turnover Rate......................................          2%          7%          7%          7%          2%
--------------------------------------------------------------------------------------------------------------------------

                                                                      TAX-MANAGED DFA INTERNATIONAL VALUE PORTFOLIO
                                                              -------------------------------------------------------------
                                                                 YEAR         YEAR         YEAR         YEAR        YEAR
                                                                ENDED        ENDED        ENDED        ENDED       ENDED
                                                               OCT. 31,     OCT. 31,     OCT. 31,     OCT. 31,    OCT. 31,
                                                                 2017         2016         2015         2014        2013
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year........................... $    13.37  $    13.87   $    15.17   $    15.99   $    12.91
                                                              ----------  ----------   ----------   ----------   ----------
Income from Investment Operations
---------------------------------
  Net Investment Income (Loss) (A)...........................       0.45        0.42         0.44         0.66         0.39
  Net Gains (Losses) on Securities (Realized and Unrealized).       3.00       (0.50)       (1.32)       (0.83)        3.09
                                                              ----------  ----------   ----------   ----------   ----------
   Total from Investment Operations..........................       3.45       (0.08)       (0.88)       (0.17)        3.48
----------------------------------------------------------------------------------------------------------------------------
Less Distributions
------------------
  Net Investment Income......................................      (0.43)      (0.42)       (0.41)       (0.65)       (0.40)
  Net Realized Gains.........................................         --          --        (0.01)          --           --
                                                              ----------  ----------   ----------   ----------   ----------
   Total Distributions.......................................      (0.43)      (0.42)       (0.42)       (0.65)       (0.40)
----------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year................................. $    16.39  $    13.37   $    13.87   $    15.17   $    15.99
============================================================= ==========  ==========   ==========   ==========   ==========
Total Return.................................................      26.13%      (0.30)%      (5.93)%      (1.29)%      27.39%
----------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Year (thousands).......................... $3,918,069  $3,005,025   $2,994,931   $2,977,257   $2,758,384
Ratio of Expenses to Average Net Assets......................       0.53%       0.53%        0.53%        0.53%        0.53%
Ratio of Expenses to Average Net Assets (Excluding Fees
 (Waived), (Expenses Reimbursed), and/or Previously Waived
 Fees Recovered by Advisor and Fees Paid Indirectly).........       0.53%       0.53%        0.53%        0.53%        0.53%
Ratio of Net Investment Income to Average Net Assets.........       3.01%       3.32%        2.99%        4.13%        2.70%
Portfolio Turnover Rate......................................         16%         18%          25%          13%          12%
----------------------------------------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                             FINANCIAL HIGHLIGHTS

               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                        T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
                              ------------------------------------------------------------
                                 YEAR        YEAR         YEAR         YEAR        YEAR
                                ENDED       ENDED        ENDED        ENDED       ENDED
                               OCT. 31,    OCT. 31,     OCT. 31,     OCT. 31,    OCT. 31,
                                 2017        2016         2015         2014        2013
-------------------------------------------------------------------------------------------
Net Asset Value, Beginning
 of Year..................... $     9.38  $     9.30  $     9.94   $    10.25   $     8.56
                              ----------  ----------  ----------   ----------   ----------
Income from Investment
 Operations
----------------------
 Net Investment Income
   (Loss) (A)................       0.25        0.23        0.24         0.28         0.23
 Net Gains (Losses) on
   Securities (Realized and
   Unrealized)...............       2.15        0.08       (0.65)       (0.30)        1.70
                              ----------  ----------  ----------   ----------   ----------
   Total from Investment
    Operations...............       2.40        0.31       (0.41)       (0.02)        1.93
-------------------------------------------------------------------------------------------
Less Distributions
------------------
 Net Investment Income.......      (0.25)      (0.23)      (0.23)       (0.27)       (0.24)
 Net Realized Gains..........         --          --          --        (0.02)          --
   Total Distributions.......      (0.25)      (0.23)      (0.23)       (0.29)       (0.24)
-------------------------------------------------------------------------------------------
Net Asset Value, End of Year. $    11.53  $     9.38  $     9.30   $     9.94   $    10.25
============================  ==========  ==========  ==========   ==========   ==========
Total Return.................      25.86%       3.48%      (4.15)%      (0.25)%      22.88%
-------------------------------------------------------------------------------------------
Net Assets, End of Year
 (thousands)................. $3,368,999  $2,407,348  $2,124,313   $1,995,500   $1,725,895
Ratio of Expenses to
 Average Net Assets..........       0.39%       0.45%       0.45%        0.45%        0.46%
Ratio of Expenses to
 Average Net Assets
 (Excluding Fees (Waived),
 (Expenses Reimbursed),
 and/or Previously Waived
 Fees Recovered by Advisor
 and Fees Paid Indirectly)...       0.39%       0.45%       0.45%        0.45%        0.46%
Ratio of Net Investment
 Income to Average Net
 Assets......................       2.42%       2.57%       2.42%        2.71%        2.45%
Portfolio Turnover Rate......          4%          7%          5%           8%           2%
-------------------------------------------------------------------------------------------

See page 1 for the Definitions of Abbreviations and Footnotes.

                See accompanying Notes to Financial Statements.

                     DFA INVESTMENT DIMENSIONS GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS


A. ORGANIZATION:

   DFA Investment Dimensions Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of one hundred operational portfolios, seven of which (the "Portfolios"), are included in this section of the report. The remaining ninety-three portfolios are presented in separate reports. The Portfolios are investment companies, and accordingly, follow the accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Certification ("ASC") Topic 946, "Financial Services-Investment Companies."

   Tax-Managed U.S. Marketwide Value Portfolio (the "Feeder Fund") primarily invests its assets in The Tax-Managed U.S. Marketwide Value Series (the "Series"), a corresponding series of The DFA Investment Trust Company. At October 31, 2017, the Feeder Fund owned 73% of its Series.

   The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Fund.

   Tax-Managed U.S. Equity Portfolio, Tax-Managed U.S. Targeted Value Portfolio, Tax-Managed U.S. Small Cap Portfolio, T.A. U.S. Core Equity 2 Portfolio, Tax-Managed DFA International Value Portfolio and T.A. World ex U.S. Core Equity Portfolio each invests directly in securities.

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. SECURITY VALUATION: The Portfolios utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

   Securities held by Tax-Managed U.S. Equity Portfolio, Tax-Managed U.S. Targeted Value Portfolio, Tax-Managed U.S. Small Cap Portfolio, and T.A. U.S. Core Equity 2 Portfolio (the "Domestic Equity Portfolios") and Tax-Managed DFA International Value Portfolio and T.A. World ex U.S. Core Equity Portfolio (the "International Equity Portfolios"), including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities within the range of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors of the Fund has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the International Equity Portfolios use fair value pricing, the values assigned to the foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   Futures contracts held by the Portfolios are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   Tax-Managed U.S. Marketwide Value Portfolio's investment reflects its proportionate interest in the net assets of the Series. These valuations are classified as Level 1 in the hierarchy.

   A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedules of Portfolio Holdings (except for the Feeder Fund). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the year ended October 31, 2017, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Portfolios.

   2. FOREIGN CURRENCY TRANSLATION: Securities and other assets and liabilities of the International Equity Portfolios whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and asked prices for the U.S. dollar as quoted by generally recognized reliable sources. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

   The International Equity Portfolios do not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities whether realized or unrealized.

   Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Equity Portfolios and the U.S. dollar equivalent amounts actually received or paid.

   3. DEFERRED COMPENSATION PLAN: Each eligible Director of the Fund may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses.

   Each Director has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed-upon years; or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the
"Notice") to defer the receipt of the Director's deferred compensation until a date specified by such Director in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director's first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date). As of October 31, 2017, none of the Directors have requested or received a distribution of proceeds of a deferred fee account.

   4. OTHER: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.

   The Feeder Fund recognizes its pro-rata share of net investment income and realized and unrealized gains/losses of investment securities, on a daily basis, from its Series, which is treated as a partnership for federal income tax purposes.

   The International Equity Portfolios may be subject to taxes imposed by countries in which they invest, with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The International Equity Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

   T.A. World ex U.S. Core Equity Portfolio is subject to a 15% tax on short-term capital gains for investments in India. Such taxes are due upon sale of individual securities. The capital gains taxes are recognized when the capital gains are earned.

C. INVESTMENT ADVISOR:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolios. For the year ended October 31, 2017, the Portfolios' investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

                                                          INVESTMENT
                                                        MANAGEMENT FEES
         -                                              ---------------
         Tax-Managed U.S. Marketwide Value Portfolio...      0.35%
         Tax-Managed U.S. Equity Portfolio.............      0.20%
         Tax-Managed U.S. Targeted Value Portfolio.....      0.42%
         Tax-Managed U.S. Small Cap Portfolio..........      0.50%
         T.A. U.S. Core Equity 2 Portfolio.............      0.22%
         Tax-Managed DFA International Value Portfolio.      0.50%
         T.A. World ex U.S. Core Equity Portfolio(1)...      0.34%

   (1) Effective February 28, 2017, the T.A. World ex U.S. Core Equity Portfolio's investment management fee was reduced from 0.40% to 0.32%.

   Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the "Fee Waiver Agreement"), the Advisor has contractually agreed to waive certain fees and in certain instances, assume certain expenses of the Tax-Managed U.S. Equity Portfolio, T.A. U.S. Core Equity 2 Portfolio, and T.A. World ex U.S. Core Equity Portfolio, as described in the notes below. The Fee Waiver Agreement for the Portfolios below will remain in effect through February 28, 2018, and may only be terminated by the Fund's Board of Directors prior to that date. The Fee Waiver Agreement shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. Pursuant to a Fee Waiver Agreement with the Feeder Fund, the Advisor has contractually agreed to waive certain management fees paid by the Feeder Fund, as described in the notes below. The Fee Waiver Agreement with the Feeder Fund will remain in effect permanently, unless terminated by the Fund. For the year ended
October 31, 2017, the Portfolios listed had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or expenses assumed as listed below (amounts in thousands). Previously waived fees/expenses assumed subject to future recovery by the Advisor and the net amount of waived fees/expenses assumed (recovered previously waived fees/expenses assumed) during the year ended October 31, 2017, are also reflected below (amounts in thousands). The Fund, on behalf of the Portfolios listed, is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

                                                                  PREVIOUSLY       NET WAIVED FEES/
                                                  RECOVERY       WAIVED FEES/      EXPENSES ASSUMED
                                    EXPENSE    OF PREVIOUSLY   EXPENSES ASSUMED  (RECOVERED PREVIOUSLY
                                   LIMITATION   WAIVED FEES/   SUBJECT TO FUTURE     WAIVED FEES/
INSTITUTIONAL CLASS SHARES           AMOUNT   EXPENSES ASSUMED     RECOVERY        EXPENSES ASSUMED)
--------------------------         ---------- ---------------- ----------------- ---------------------
Tax-Managed U.S. Marketwide
  Value Portfolio (1).............    0.35%           --              --                $9,093
Tax-Managed U.S. Equity
  Portfolio (2)...................    0.22%         $ 91              --                   (81)
T.A. U.S. Core Equity 2 Portfolio
  (3).............................    0.30%           --              --                    --
T.A. World ex U.S. Core Equity
  Portfolio(4)....................    0.39%          202              --                    --

   (1) Effective July 21, 2015, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Feeder Fund to the extent necessary to limit the total management fees paid to the Advisor by the Feeder Fund, including the proportionate share of the management fees the Feeder Fund pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in The DFA Short Term Investment Fund (the "Money Market Series"), to the rate listed above as a percentage of the average net assets of a class of the Feeder Fund on an annualized basis.

   (2) The Advisor has contractually agreed to waive its management fee and assume the ordinary operating expenses of a class of the Tax-Managed U.S. Equity Portfolio (excluding the expenses that the Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the extent necessary to reduce the expenses of a class of the Portfolio when its total operating expenses exceed the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for a class of the Portfolio, the Advisor retains the right to recover any fees previously waived and/or any expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount.

   (3) The Advisor has contractually agreed to waive all or a portion of its management fee and assume the ordinary operating expenses of a class of the T.A. U.S. Core Equity 2 Portfolio (excluding the expenses that the Portfolio incurs indirectly through investment in other investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of shares of the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the applicable Expense Limitation Amount.

   (4) The Advisor has agreed to waive all or a portion of its management fee and to assume the expenses of a class of the T.A. World ex U.S. Core Equity Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series and its investment in unaffiliated investment companies) ("Portfolio Expenses") to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the "Expense Limitation Amount"). Prior to January 1, 2017, the Expense Limitation Amount was 0.60% of the average net assets of such class of the Portfolio on an annualized basis. At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for a class of the Portfolio, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount.

EARNED INCOME CREDIT:

   In addition, certain Portfolios have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of each Portfolio's custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Portfolio's net assets. During the year ended October 31, 2017, expenses reduced were as follows (amounts in thousands):

                                                          FEES PAID
                                                          INDIRECTLY
                                                          ----------
           Tax-Managed DFA International Value Portfolio.    $228
           T.A. World ex U.S. Core Equity Portfolio......      88

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Fund. For the year ended October 31, 2017, the total related amounts paid to the CCO by the Fund were $303 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statement of Operations.

D. DEFERRED COMPENSATION:

   At October 31, 2017, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amounts in thousands):

              Tax-Managed U.S. Marketwide Value Portfolio... $130
              Tax-Managed U.S. Equity Portfolio.............  127
              Tax-Managed U.S. Targeted Value Portfolio.....  132
              Tax-Managed U.S. Small Cap Portfolio..........   78
              T.A. U.S. Core Equity 2 Portfolio.............  157
              Tax-Managed DFA International Value Portfolio.  112
              T.A. World ex U.S. Core Equity Portfolio......   64

E. PURCHASES AND SALES OF SECURITIES:

   For the year ended October 31, 2017, the Portfolios made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

                                                      PURCHASES  SALES
       -                                              --------- --------
       Tax-Managed U.S. Equity Portfolio............. $367,236  $236,706
       Tax-Managed U.S. Targeted Value Portfolio.....  883,436   626,818
       Tax-Managed U.S. Small Cap Portfolio..........  449,010   297,601
       T.A. U.S. Core Equity 2 Portfolio.............  820,397   124,331
       Tax-Managed DFA International Value Portfolio.  721,643   535,504
       T.A. World ex U.S. Core Equity Portfolio......  486,772   114,803

   There were no purchases or sales of long-term U.S. government securities.

   For the year ended October 31, 2017, transactions related to Affiliated Investment Companies were as follows (amounts in thousands):

                                                                NET
                                                              REALIZED                                     DIVIDEND
                                                               GAIN/                                        INCOME
                                                             (LOSS) ON    CHANGE IN                          FROM
                                                   PROCEEDS   SALES OF   UNREALIZED               SHARES  AFFILIATED
                            BALANCE AT PURCHASES     FROM    AFFILIATED APPRECIATION/ BALANCE AT  AS OF   INVESTMENT
                             10/31/16   AT COST     SALES    INVESTMENT DEPRECIATION   10/31/17  10/31/17 COMPANIES
-                           ---------- ---------- ---------- ---------- ------------- ---------- -------- ----------
TAX-MANAGED U.S. EQUITY
 PORTFOLIO
DFA Short Term Investment
 Fund......................  $235,747  $  515,310 $  621,529    $46         $(59)      $129,515   11,193    $1,455
                             --------  ---------- ----------    ---         ----       --------   ------    ------
Total......................  $235,747  $  515,310 $  621,529    $46         $(59)      $129,515   11,193    $1,455
                             ========  ========== ==========    ===         ====       ========   ======    ======

TAX-MANAGED U.S. TARGETED
 VALUE PORTFOLIO
DFA Short Term Investment
 Fund......................  $532,461  $1,968,767 $1,974,729    $48         $(86)      $526,461   45,498    $5,006
                             --------  ---------- ----------    ---         ----       --------   ------    ------
Total......................  $532,461  $1,968,767 $1,974,729    $48         $(86)      $526,461   45,498    $5,006
                             ========  ========== ==========    ===         ====       ========   ======    ======

TAX-MANAGED U.S. SMALL CAP
 PORTFOLIO
DFA Short Term Investment
 Fund......................  $462,987  $1,819,053 $1,806,340    $ 8         $(58)      $475,650   41,107    $4,697
                             --------  ---------- ----------    ---         ----       --------   ------    ------
Total......................  $462,987  $1,819,053 $1,806,340    $ 8         $(58)      $475,650   41,107    $4,697
                             ========  ========== ==========    ===         ====       ========   ======    ======



                            CAPITAL GAIN
                            DISTRIBUTIONS
                                FROM
                             AFFILIATED
                             INVESTMENT
-                           -------------
TAX-MANAGED U.S. EQUITY
 PORTFOLIO
DFA Short Term Investment
 Fund......................      --
                                 --
Total......................      --
                                 ==

TAX-MANAGED U.S. TARGETED
 VALUE PORTFOLIO
DFA Short Term Investment
 Fund......................      --
                                 --
Total......................      --
                                 ==

TAX-MANAGED U.S. SMALL CAP
 PORTFOLIO
DFA Short Term Investment
 Fund......................      --
                                 --
Total......................      --
                                 ==


                                                                    NET
                                                                  REALIZED                                     DIVIDEND
                                                                   GAIN/                                        INCOME
                                                                 (LOSS) ON    CHANGE IN                          FROM
                                                       PROCEEDS   SALES OF   UNREALIZED               SHARES  AFFILIATED
                                BALANCE AT PURCHASES     FROM    AFFILIATED APPRECIATION/ BALANCE AT  AS OF   INVESTMENT
                                 10/31/16   AT COST     SALES    INVESTMENT DEPRECIATION   10/31/17  10/31/17 COMPANIES
-                               ---------- ---------- ---------- ---------- ------------- ---------- -------- ----------
T.A. U.S. CORE EQUITY 2
 PORTFOLIO
DFA Short Term Investment
 Fund..........................  $706,220  $3,488,934 $3,362,421    $(49)       $(68)      $832,616   71,957    $7,254
                                 --------  ---------- ----------    ----        ----       --------   ------    ------
Total..........................  $706,220  $3,488,934 $3,362,421    $(49)       $(68)      $832,616   71,957    $7,254
                                 ========  ========== ==========    ====        ====       ========   ======    ======

TAX-MANAGED DFA
 INTERNATIONAL VALUE PORTFOLIO
DFA Short Term Investment
 Fund..........................  $ 49,318  $  794,927 $  817,383    $ (9)       $ (6)      $ 26,847    2,320    $  493
                                 --------  ---------- ----------    ----        ----       --------   ------    ------
Total..........................  $ 49,318  $  794,927 $  817,383    $ (9)       $ (6)      $ 26,847    2,320    $  493
                                 ========  ========== ==========    ====        ====       ========   ======    ======

T.A. WORLD EX U.S. CORE EQUITY
 PORTFOLIO
DFA Short Term Investment
 Fund..........................  $ 58,207  $  253,882 $  278,802    $  4        $ (7)      $ 33,284    2,877    $  499
                                 --------  ---------- ----------    ----        ----       --------   ------    ------
Total..........................  $ 58,207  $  253,882 $  278,802    $  4        $ (7)      $ 33,284    2,877    $  499
                                 ========  ========== ==========    ====        ====       ========   ======    ======


                                CAPITAL GAIN
                                DISTRIBUTIONS
                                    FROM
                                 AFFILIATED
                                 INVESTMENT
-                               -------------
T.A. U.S. CORE EQUITY 2
 PORTFOLIO
DFA Short Term Investment
 Fund..........................      --
                                     --
Total..........................      --
                                     ==

TAX-MANAGED DFA
 INTERNATIONAL VALUE PORTFOLIO
DFA Short Term Investment
 Fund..........................      --
                                     --
Total..........................      --
                                     ==

T.A. WORLD EX U.S. CORE EQUITY
 PORTFOLIO
DFA Short Term Investment
 Fund..........................      --
                                     --
Total..........................      --
                                     ==

F. FEDERAL INCOME TAXES:

   Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

   Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences as of October 31, 2017, primarily attributable to net foreign currency gains/losses, realized gains on securities considered to be "passive foreign investment companies", non-deductible expenses, foreign capital gains tax, tax equalization, were reclassified to the following accounts. These reclassifications had no effect on net assets or net asset value per share (amounts in thousands):

                                                                  INCREASE       INCREASE
                                                                 (DECREASE)     (DECREASE)
                                                  INCREASE     UNDISTRIBUTED   ACCUMULATED
                                                 (DECREASE)    NET INVESTMENT  NET REALIZED
                                               PAID-IN CAPITAL     INCOME     GAINS (LOSSES)
                                               --------------- -------------- --------------
Tax-Managed U.S. Marketwide Value Portfolio...     $ 6,746        $(2,124)       $(4,622)
Tax-Managed U.S. Equity Portfolio.............      (1,006)        (2,312)         3,318
Tax-Managed U.S. Targeted Value Portfolio.....       5,937         (1,150)        (4,787)
Tax-Managed U.S. Small Cap Portfolio..........       2,691           (553)        (2,138)
T.A. U.S. Core Equity 2 Portfolio.............       3,198         (2,394)          (804)
Tax-Managed DFA International Value Portfolio.       1,370           (846)          (524)
T.A. World ex U.S. Core Equity Portfolio......       1,222             23         (1,245)

   The tax character of dividends and distributions declared and paid during the years ended October 31, 2016 and October 31, 2017 were as follows (amounts in thousands):

                                               NET INVESTMENT
                                                 INCOME AND
                                                 SHORT-TERM     LONG-TERM
                                               CAPITAL GAINS  CAPITAL GAINS  TOTAL
                                               -------------- ------------- --------
Tax-Managed U.S. Marketwide Value Portfolio
2016..........................................    $ 72,925            --    $ 72,925
2017..........................................      82,721      $101,284     184,005
Tax-Managed U.S. Equity Portfolio
2016..........................................      48,479            --      48,479
2017..........................................      52,066            --      52,066
Tax-Managed U.S. Targeted Value Portfolio
2016..........................................      43,823       128,582     172,405
2017..........................................      43,922       127,982     171,904
Tax-Managed U.S. Small Cap Portfolio
2016..........................................      22,739        94,184     116,923
2017..........................................      22,983        54,088      77,071
T.A. U.S. Core Equity 2 Portfolio
2016..........................................     104,283           166     104,449
2017..........................................     115,587           231     115,818
Tax-Managed DFA International Value Portfolio
2016..........................................      92,814            --      92,814
2017..........................................      99,420            --      99,420
T.A. World ex U.S. Core Equity Portfolio
2016..........................................      56,154            --      56,154
2017..........................................      68,459            --      68,459

   At October 31, 2017, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the utilization of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

                                               NET INVESTMENT
                                                 INCOME AND
                                                 SHORT-TERM     LONG-TERM
                                               CAPITAL GAINS  CAPITAL GAINS  TOTAL
                                               -------------- ------------- -------
Tax-Managed U.S. Marketwide Value Portfolio...    $(2,378)       $(4,368)   $(6,746)
Tax-Managed U.S. Equity Portfolio.............     (2,166)            --     (2,166)
Tax-Managed U.S. Targeted Value Portfolio.....     (1,158)        (4,779)    (5,937)
Tax-Managed U.S. Small Cap Portfolio..........       (580)        (2,111)    (2,691)
T.A. U.S. Core Equity 2 Portfolio.............     (2,000)        (1,198)    (3,198)
Tax-Managed DFA International Value Portfolio.     (1,370)            --     (1,370)
T.A. World ex U.S. Core Equity Portfolio......     (1,222)            --     (1,222)

   At October 31, 2017, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

                                   UNDISTRIBUTED                                               TOTAL NET
                                   NET INVESTMENT                                            DISTRIBUTABLE
                                     INCOME AND   UNDISTRIBUTED                 UNREALIZED     EARNINGS
                                     SHORT-TERM     LONG-TERM   CAPITAL LOSS   APPRECIATION  (ACCUMULATED
                                   CAPITAL GAINS  CAPITAL GAINS CARRYFORWARDS (DEPRECIATION)    LOSSES)
                                   -------------- ------------- ------------- -------------- -------------
Tax-Managed U.S. Marketwide Value
  Portfolio.......................     $5,880       $151,391         --         $2,200,976    $2,358,247
Tax-Managed U.S. Equity Portfolio.      1,485             --         --          1,561,081     1,562,566

                                     UNDISTRIBUTED                                               TOTAL NET
                                     NET INVESTMENT                                            DISTRIBUTABLE
                                       INCOME AND   UNDISTRIBUTED                 UNREALIZED     EARNINGS
                                       SHORT-TERM     LONG-TERM   CAPITAL LOSS   APPRECIATION  (ACCUMULATED
                                     CAPITAL GAINS  CAPITAL GAINS CARRYFORWARDS (DEPRECIATION)    LOSSES)
                                     -------------- ------------- ------------- -------------- -------------
Tax-Managed U.S. Targeted Value
  Portfolio.........................    $   888       $182,085            --      $2,037,894    $2,220,867
Tax-Managed U.S. Small Cap
  Portfolio.........................        212         82,063            --       1,388,238     1,470,513
T.A. U.S. Core Equity 2 Portfolio...      6,404         67,321            --       3,559,858     3,633,583
Tax-Managed DFA International Value
  Portfolio.........................     13,608             --      $(38,372)        573,783       549,019
T.A. World ex U.S. Core Equity
  Portfolio.........................      9,769             --       (44,688)        813,556       778,637

   For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by these Portfolios after October 31, 2011 will not be subject to expiration and will retain their character as either short-term or long-term capital losses. In addition, such losses must be utilized prior to the losses incurred in the years preceding enactment. As of October 31, 2017, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains through October 31 of the indicated expiration dates, as applicable (amounts in thousands):

                                                       UNLIMITED  TOTAL
                                                       --------- -------
        Tax-Managed U.S. Marketwide Value Portfolio...       --       --
        Tax-Managed U.S. Equity Portfolio.............       --       --
        Tax-Managed U.S. Targeted Value Portfolio.....       --       --
        Tax-Managed U.S. Small Cap Portfolio..........       --       --
        T.A. U.S. Core Equity 2 Portfolio.............       --       --
        Tax-Managed DFA International Value Portfolio.  $38,372  $38,372
        T.A. World ex U.S. Core Equity Portfolio......   44,688   44,688

   During the year ended October 31, 2017, the Portfolios utilized the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

            Tax-Managed U.S. Equity Portfolio............. $230,454
            Tax-Managed DFA International Value Portfolio.   55,667
            T.A. World ex U.S. Core Equity Portfolio......    8,217

   At October 31, 2017, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                         NET
                                                                                      UNREALIZED
                                                FEDERAL    UNREALIZED   UNREALIZED   APPRECIATION
                                                TAX COST  APPRECIATION DEPRECIATION (DEPRECIATION)
                                               ---------- ------------ ------------ --------------
Tax-Managed U.S. Marketwide Value Portfolio... $2,650,506  $2,200,976          --     $2,200,976
Tax-Managed U.S. Equity Portfolio.............  1,882,062   1,608,606   $ (47,524)     1,561,082
Tax-Managed U.S. Targeted Value Portfolio.....  3,221,803   2,098,816     (60,921)     2,037,895
Tax-Managed U.S. Small Cap Portfolio..........  2,022,371   1,425,028     (36,817)     1,388,211
T.A. U.S. Core Equity 2 Portfolio.............  5,502,741   3,674,619    (114,761)     3,559,858
Tax-Managed DFA International Value Portfolio.  3,335,210     747,172    (173,389)       573,783
T.A. World ex U.S. Core Equity Portfolio......  2,572,895   1,014,359    (200,803)       813,556

   The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

   ASC 740 ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios' tax positions and has concluded that no additional provision for income tax is required in the Portfolios' financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. FINANCIAL INSTRUMENTS:

   In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.

DERIVATIVE FINANCIAL INSTRUMENTS:

   Summarized below are the specific types of derivative instruments used by the Portfolios.

   2. FUTURES CONTRACTS: The Portfolios may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Portfolios. The Portfolios, however, do not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements. The Portfolios entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   3. FORWARD CURRENCY CONTRACTS: The T.A. World ex U.S. Core Equity Portfolio may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk). The decision to hedge the T.A. World ex U.S. Core Equity Portfolio's currency exposure with respect to a foreign market will be based primarily on the Portfolio's existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the T.A. World ex U.S. Core Equity Portfolio as an unrealized gain or loss, which is presented in the Statement of Operations as the change in unrealized appreciation or depreciation from translation of foreign-currency-denominated amounts. When the contract is closed or offset with the same counterparty, the T.A. World ex U.S. Core Equity Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statement of Operations as a net realized gain or loss on foreign currency transactions.

   The average volume (based on the open positions at each fiscal month-end) of derivative activity for the year ended October 31, 2017 (amounts in thousands):

                                                            FUTURES
                                                            -------
             Tax-Managed U.S. Equity Portfolio............. $18,784
             Tax-Managed DFA International Value Portfolio.  22,582

   The following is a summary of the location of derivatives on the Portfolios' Statements of Assets and Liabilities as of October 31, 2017:

                      LOCATION ON THE STATEMENTS OF ASSETS AND LIABILITIES
                      ----------------------------------------------------
    DERIVATIVE TYPE   ASSET DERIVATIVES
    ---------------   ----------------------------------------------------
    Equity contracts                 Receivables: Futures
                                     Margin Variation

   The following is a summary of the Portfolio's derivative instrument holdings categorized by primary risk exposure as of October 31, 2017 (amounts in thousands):

                                                    ASSET DERIVATIVES VALUE
                                                  ---------------------------
                                                   TOTAL VALUE AT    EQUITY
                                                  OCTOBER 31, 2017 CONTRACTS*
                                                  ---------------- ----------
   Tax-Managed DFA International Value Portfolio.       $660          $660

* Includes cumulative appreciation (depreciation) of futures contracts. Only current day's margin variation is reported within the Statements of Assets and Liabilities.

   The following is a summary of the location on the Portfolios' Statements of Operations of realized and change in unrealized gains and losses from the Portfolios' derivative instrument holdings for the year ended October 31, 2017:

           DERIVATIVE TYPE   LOCATION OF GAIN (LOSS) ON DERIVATIVES
           ---------------   --------------------------------------
           Equity contracts  Net Realized Gain (Loss) on: Futures
                             Change in Unrealized Appreciation
                               (Depreciation) of: Futures

   The following is a summary of the realized and change in unrealized gains and losses from the Portfolios' derivative instrument holdings categorized by primary risk exposure for the year ended October 31, 2017 (amounts in thousands):

                                                        REALIZED GAIN (LOSS) ON
                                                          DERIVATIVES
                                                        -----------------------
                                                                    EQUITY
                                                        TOTAL      CONTRACTS
                                                          ------   ---------
       Tax-Managed U.S. Marketwide Value Portfolio*(1). $   56      $   56
       Tax-Managed U.S. Equity Portfolio*..............  3,359       3,359
       Tax-Managed U.S. Targeted Value Portfolio*......  1,430       1,430
       Tax-Managed U.S. Small Cap Portfolio*...........    294         294
       Tax-Managed DFA International Value Portfolio...  3,348       3,348

                                                       CHANGE IN UNREALIZED
                                                       APPRECIATION (DEPRECIATION) ON
                                                         DERIVATIVES
                                                       ------------------------------
                                                                      EQUITY
                                                       TOTAL         CONTRACTS
                                                          ------     ---------
        Tax-Managed U.S. Equity Portfolio*............ $  507         $  507
        Tax-Managed DFA International Value Portfolio.  1,460          1,460

* As of October 31, 2017, there were no futures contracts outstanding. During the year ended October 31, 2017, the Portfolio had limited activity in futures contracts.
(1)The amount listed reflects allocated derivatives activity from the Series.

H. LINE OF CREDIT AND INTERFUND LENDING PROGRAM:

   The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective March 29, 2017, with its domestic custodian bank. A line of credit with similar terms was in effect through March 29, 2017. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 28, 2018.

   The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 6, 2017. A line of credit with similar terms was in effect through January 6, 2017. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 5, 2018.

   For the year ended October 31, 2017, borrowings by the Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                            WEIGHTED      WEIGHTED    NUMBER OF   INTEREST MAXIMUM AMOUNT
                                             AVERAGE      AVERAGE        DAYS     EXPENSE  BORROWED DURING
                                          INTEREST RATE LOAN BALANCE OUTSTANDING* INCURRED   THE PERIOD
                                          ------------- ------------ ------------ -------- ---------------
Tax-Managed U.S. Targeted Value
  Portfolio..............................     1.41%        $1,390         5         $(1)       $1,985
Tax-Managed U.S. Small Cap Portfolio.....     1.41%         2,770         5           1         3,398
T.A. World ex U.S. Core Equity Portfolio.     1.64%         1,236         9           1         2,220

* Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2017, that each Portfolio's available line of credit was utilized.

   There were no outstanding borrowings by the Portfolios under the lines of credit as of October 31, 2017.

   Pursuant to an exemptive order issued by the SEC (the "Order"), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice.

   The Portfolios did not utilize the interfund lending program during the year ended October 31, 2017.

I. AFFILIATED TRADES:

   Cross trades for the year ended October 31, 2017 if any, were executed by the Portfolios pursuant to procedures adopted by the Board of Directors of the Fund to ensure compliance with Rule17a-7 under the Investment Company Act of 1940 (the "1940 Act"). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment adviser (or affiliated investment advisers), common directors/trustees and/or common officers. At its regularly scheduled meetings, the Board reviews such transactions for compliance with the requirements and restrictions set forth by Rule 17a-7 under the 1940 Act.

   For the year ended October 31, 2017, cross trades by the Portfolios under Rule 17a-7 were as follows (amounts in thousands):

                                                                     REALIZED
                                                                       GAIN
   PORTFOLIO                                      PURCHASES  SALES    (LOSS)
   ---------                                      --------- -------- --------
   Tax-Managed U.S. Equity Portfolio............. $ 34,380  $  2,964 $ 1,833
   Tax-Managed U.S. Targeted Value Portfolio.....   55,186   130,758  (6,397)
   Tax-Managed U.S. Small Cap Portfolio..........   50,015    98,322  (5,964)
   T.A. U.S. Core Equity 2 Portfolio.............  118,696    23,953  (3,996)
   Tax-Managed DFA International Value Portfolio.   39,345    31,034     868
   T.A. World ex U.S. Core Equity Portfolio......   19,847     5,287     849

J. SECURITIES LENDING:

   As of October 31, 2017, some of the Portfolios had securities on loan to brokers/dealers, for which each such Portfolios received cash collateral. In addition, the following Portfolios received non-cash collateral consisting of short-and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):

                                                            MARKET
                                                            VALUE
                                                           --------
            Tax-Managed U.S. Equity Portfolio............. $132,933
            Tax-Managed U.S. Targeted Value Portfolio.....  310,484
            Tax-Managed U.S. Small Cap Portfolio..........  217,258
            T.A. U.S. Core Equity 2 Portfolio.............  512,186
            Tax-Managed DFA International Value Portfolio.   36,434
            T.A. World ex U.S. Core Equity Portfolio......   20,813

   Each Portfolio with securities on loan invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolios' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to their stated investment policies, the Portfolios with securities on loan will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses, and other payments to and from borrowers of securities. Such Portfolios also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, each Portfolio with securities on loan will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

   The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of October 31, 2017:

                                               REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                                            AS OF OCTOBER 31, 2017
                                           ---------------------------------------------------------
                                           OVERNIGHT AND            BETWEEN
                                            CONTINUOUS   <30 DAYS 30 & 90 DAYS >90 DAYS    TOTAL
                                           ------------- -------- ------------ -------- ------------
SECURITIES LENDING TRANSACTIONS
TAX-MANAGED U.S. EQUITY PORTFOLIO
 Common Stocks, Rights/Warrants........... $129,514,846     --         --         --    $129,514,846

TAX-MANAGED U.S. TARGETED VALUE PORTFOLIO
 Common Stocks............................  526,461,225     --         --         --     526,461,225

TAX-MANAGED U.S. SMALL CAP PORTFOLIO
 Common Stocks............................  475,650,182     --         --         --     475,650,182

T.A. U.S. CORE EQUITY 2 PORTFOLIO
 Common Stocks, Rights/Warrants...........  832,615,755     --         --         --     832,615,755

TAX-MANAGED DFA INTERNATIONAL VALUE
  PORTFOLIO
 Common Stocks............................   26,847,228     --         --         --      26,847,228

T.A. WORLD EX U.S. CORE EQUITY PORTFOLIO
 Common Stocks............................   33,284,324     --         --         --      33,284,324

K. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

   In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

L. RECENTLY ISSUED ACCOUNTING STANDARDS:

   In October 2016, the U.S. Securities and Exchange Commission ("SEC") adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X require standardized, enhanced disclosure about derivatives in investment company financial statements, and also change the rules governing the form and content of such financial statements. The amendments to Regulation S-X took effect on August 1, 2017, and the financial statements have been modified accordingly, as applicable.

M. OTHER:

   At October 31, 2017, the following number of shareholders held the following approximate percentages of the Portfolios' outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

                                                                APPROXIMATE
                                                                 PERCENTAGE
                                                   NUMBER OF   OF OUTSTANDING
                                                  SHAREHOLDERS     SHARES
                                                  ------------ --------------
   Tax-Managed U.S. Marketwide Value Portfolio...      3             91%
   Tax-Managed U.S. Equity Portfolio.............      3             89%
   Tax-Managed U.S. Targeted Value Portfolio.....      3             96%
   Tax-Managed U.S. Small Cap Portfolio..........      3             93%
   T.A. U.S. Core Equity 2 Portfolio.............      3             90%
   Tax-Managed DFA International Value Portfolio.      3             94%
   T.A. World ex U.S. Core Equity Portfolio......      3             89%

   The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   The Tax-Managed U.S. Marketwide Value Series has been named as a defendant in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned IN RE TRIBUNE COMPANY FRAUDULENT CONVEYANCE LITIGATION, No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The Tax-Managed U.S. Marketwide Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee (the "Trustee") on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits"). The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO. On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lack standing to pursue their claims. The parties appealed the Court's dismissal order to the United States Court of Appeals for the Second Circuit (the "Second Circuit"), and, on March 29, 2016, the Second Circuit affirmed the dismissal, albeit on the grounds that the individual creditor plaintiffs' claims are preempted by the Bankruptcy Code's safe harbor for securities transactions. The individual creditor plaintiffs have petitioned the Supreme Court of the United States to review the Second Circuit's ruling, and that petition is pending. On January 6, 2017, the Court granted the shareholder defendant's motion to dismiss the claims against them in the Committee Action. The Trustee requested that the Court certify the dismissal order for appeal to the Second Circuit, and the District Court advised that it will certify the dismissal order for appeal after it rules on the additional pending motions to dismiss (not involving the shareholder defendants).

   Litigation counsel to The Tax-Managed U.S. Marketwide Value Series in the Lawsuits has advised management that it does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The Tax-Managed U.S. Marketwide Value Series arising from the Lawsuits. Until The Tax-Managed U.S. Marketwide Value Series can do so, no reduction of the net asset value of The Tax-Managed U.S. Marketwide Value Series will be made relating to the

Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of the net asset value of The Tax-Managed U.S. Marketwide Value Series at this time.

   The Tax-Managed U.S. Marketwide Value Series also cannot quantify the cost of the Lawsuits that could potentially be deducted from its net asset value. Therefore, at this time, those investors buying or redeeming shares of The Tax-Managed U.S. Marketwide Value Series will pay or receive, as the case may be, a price based on the net asset value of The Tax-Managed U.S. Marketwide Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be borne by The Tax-Managed U.S. Marketwide Value Series as incurred and in a manner similar to any other expenses incurred by The Tax-Managed U.S. Marketwide Value Series.

N. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Portfolios through the date that the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of DFA Investment Dimensions Group Inc. and Shareholders of the Portfolios, as defined

In our opinion, the accompanying statements of assets and liabilities, including the schedule of investments/summary schedules of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Tax-Managed U.S. Marketwide Value Portfolio, Tax-Managed U.S. Equity Portfolio, Tax-Managed U.S. Targeted Value Portfolio, Tax-Managed U.S. Small Cap Portfolio, T.A. U.S. Core Equity 2 Portfolio, Tax-Managed DFA International Value Portfolio and T.A. World ex U.S. Core Equity Portfolio (seven of the portfolios constituting DFA Investment Dimensions Group Inc., hereafter referred to as the "Portfolios") as of October 31, 2017, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of October 31, 2017 by correspondence with the custodians, broker and transfer agents of the investee funds, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 21, 2017

                       THE DFA INVESTMENT TRUST COMPANY

                              PERFORMANCE CHARTS
                                  (UNAUDITED)

--------------------------------------------------------------------------------
THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES VS.
RUSSELL 3000(R) VALUE INDEX
OCTOBER 31, 2007-OCTOBER 31, 2017

                                    [CHART]

            The Tax-Managed U.S. Marketwide         Russell 3000/R/
                     Value Series                     Value Index
            -------------------------------       -------------------
10/2007                     $10,000                       $10,000
11/2007                      $9,413                        $9,490
12/2007                      $9,374                        $9,399
01/2008                      $9,003                        $9,022
02/2008                      $8,676                        $8,646
03/2008                      $8,517                        $8,596
04/2008                      $8,999                        $9,003
05/2008                      $9,201                        $9,014
06/2008                      $8,185                        $8,151
07/2008                      $8,122                        $8,156
08/2008                      $8,286                        $8,315
09/2008                      $7,583                        $7,723
10/2008                      $5,888                        $6,368
11/2008                      $5,306                        $5,888
12/2008                      $5,484                        $5,992
01/2009                      $4,771                        $5,289
02/2009                      $4,131                        $4,581
03/2009                      $4,564                        $4,973
04/2009                      $5,354                        $5,527
05/2009                      $5,758                        $5,850
06/2009                      $5,676                        $5,809
07/2009                      $6,259                        $6,300
08/2009                      $6,673                        $6,627
09/2009                      $6,972                        $6,889
10/2009                      $6,639                        $6,658
11/2009                      $6,948                        $7,021
12/2009                      $7,203                        $7,176
01/2010                      $7,000                        $6,974
02/2010                      $7,323                        $7,202
03/2010                      $7,901                        $7,682
04/2010                      $8,209                        $7,909
05/2010                      $7,506                        $7,257
06/2010                      $6,933                        $6,830
07/2010                      $7,487                        $7,294
08/2010                      $6,996                        $6,963
09/2010                      $7,694                        $7,520
10/2010                      $7,992                        $7,750
11/2010                      $8,012                        $7,728
12/2010                      $8,767                        $8,341
01/2011                      $8,984                        $8,514
02/2011                      $9,490                        $8,838
03/2011                      $9,552                        $8,880
04/2011                      $9,779                        $9,109
05/2011                      $9,624                        $9,007
06/2011                      $9,456                        $8,819
07/2011                      $9,056                        $8,527
08/2011                      $8,300                        $7,977
09/2011                      $7,458                        $7,352
10/2011                      $8,498                        $8,211
11/2011                      $8,430                        $8,170
12/2011                      $8,517                        $8,332
01/2012                      $8,960                        $8,666
02/2012                      $9,432                        $8,994
03/2012                      $9,634                        $9,262
04/2012                      $9,456                        $9,164
05/2012                      $8,792                        $8,625
06/2012                      $9,254                        $9,052
07/2012                      $9,336                        $9,132
08/2012                      $9,687                        $9,336
09/2012                     $10,034                        $9,635
10/2012                     $10,067                        $9,583
11/2012                     $10,130                        $9,581
12/2012                     $10,424                        $9,794
01/2013                     $11,112                       $10,427
02/2013                     $11,286                       $10,574
03/2013                     $11,844                       $10,995
04/2013                     $11,926                       $11,147
05/2013                     $12,316                       $11,437
06/2013                     $12,244                       $11,340
07/2013                     $12,990                       $11,962
08/2013                     $12,605                       $11,502
09/2013                     $13,067                       $11,820
10/2013                     $13,683                       $12,327
11/2013                     $14,251                       $12,681
12/2013                     $14,646                       $12,996
01/2014                     $14,068                       $12,531
02/2014                     $14,584                       $13,075
03/2014                     $14,800                       $13,376
04/2014                     $14,834                       $13,465
05/2014                     $15,185                       $13,654
06/2014                     $15,575                       $14,029
07/2014                     $15,335                       $13,741
08/2014                     $15,898                       $14,253
09/2014                     $15,494                       $13,907
10/2014                     $15,758                       $14,269
11/2014                     $15,965                       $14,533
12/2014                     $16,124                       $14,646
01/2015                     $15,315                       $14,058
02/2015                     $16,428                       $14,737
03/2015                     $16,269                       $14,571
04/2015                     $16,437                       $14,671
05/2015                     $16,688                       $14,843
06/2015                     $16,514                       $14,571
07/2015                     $16,562                       $14,597
08/2015                     $15,518                       $13,739
09/2015                     $15,031                       $13,320
10/2015                     $16,221                       $14,304
11/2015                     $16,249                       $14,386
12/2015                     $15,705                       $14,041
01/2016                     $14,704                       $13,298
02/2016                     $14,670                       $13,302
03/2016                     $15,701                       $14,272
04/2016                     $16,095                       $14,572
05/2016                     $16,283                       $14,801
06/2016                     $16,264                       $14,923
07/2016                     $16,707                       $15,384
08/2016                     $16,880                       $15,522
09/2016                     $16,957                       $15,501
10/2016                     $16,673                       $15,241
11/2016                     $17,944                       $16,198
12/2016                     $18,430                       $16,624
01/2017                     $18,652                       $16,723
02/2017                     $19,162                       $17,295
03/2017                     $19,003                       $17,122
04/2017                     $19,186                       $17,097
05/2017                     $19,119                       $17,040
06/2017                     $19,442                       $17,342
07/2017                     $19,735                       $17,564
08/2017                     $19,552                       $17,342        Past performance is not predictive of
09/2017                     $20,265                       $17,908        future performance.
10/2017                     $20,443                       $18,030        The returns shown do not reflect the
                                                                         deduction of taxes that a shareholder
                                                                         would pay on fund distributions or the
          AVERAGE ANNUAL        ONE        FIVE         TEN              redemption of fund shares.
          TOTAL RETURN          YEAR       YEARS       YEARS             Russell data copyright (C) Russell
          --------------------------------------------------------       Investment Group 1995-2017, all rights
                               22.61%      15.22%      7.41%             reserved.

--------------------------------------------------------------------------------

                       THE DFA INVESTMENT TRUST COMPANY

                     MANAGEMENT'S DISCUSSION AND ANALYSIS


 U.S. EQUITY MARKET REVIEW                   12 MONTHS ENDED OCTOBER 31, 2017

   U.S. equities had positive returns for the period. The broad U.S. equity market, as measured by the Russell 3000(R) Index, gained approximately 24.0%. Small-cap stocks outperformed large-cap stocks as measured by the Russell indices.

               TOTAL RETURN FOR 12 MONTHS ENDED OCTOBER 31, 2017
               -------------------------------------------------

              Russell 3000(R) Index........................ 23.98%
              Russell Microcap(R) Index (micro-cap stocks). 29.52%
              Russell 2000(R) Index (small-cap stocks)..... 27.85%
              Russell 1000(R) Index (large-cap stocks)..... 23.67%
              Dow Jones U.S. Select REIT IndexSM...........  3.94%

   Value stocks underperformed growth stocks as measured by the Russell indices. However, when measured by price-to-book ratio, deeper value stocks outperformed other value stocks.

               TOTAL RETURN FOR 12 MONTHS ENDED OCTOBER 31, 2017
               -------------------------------------------------

         Russell 2000(R) Value Index (small-cap value stocks)... 24.81%
         Russell 2000(R) Growth Index (small-cap growth stocks). 31.00%
         Russell 1000(R) Value Index (large-cap value stocks)... 17.78%
         Russell 1000(R) Growth Index (large-cap growth stocks). 29.71%

----------
Source: Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes.

TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

   The Tax-Managed U.S. Marketwide Value Series invests in a broadly diversified group of U.S. low relative price (value) stocks while considering the federal tax implications of investment decisions. Value is measured primarily by book-to-market ratio. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2017, the Series held approximately 900 securities. In general, average cash exposure throughout the year was less than 1% of the Series' assets.

   For the 12 months ended October 31, 2017, total returns were 22.61% for the Series and 18.30% for the Russell 3000(R) Value Index, the Series' benchmark. As a result of the Series' diversified investment approach, performance was determined principally by broad trends in the U.S. equity market rather than by the behavior of a limited number of stocks. Exclusive of real estate investment trusts (REITs) and certain utilities, the Series' greater focus on low relative price (value) stocks benefited performance relative to the benchmark, as the lowest relative price (deep value) stocks in the benchmark outperformed for the period. Within the value portion of the market stocks with higher profitability outperformed stocks with lower profitability and the Series' greater emphasis on stocks with higher profitability contributed to relative performance. At the sector level, the Series' general exclusion of real estate investment trusts (REITs) and certain utilities had a positive impact on relative performance, as REITs and utilities underperformed the benchmark.

                       THE DFA INVESTMENT TRUST COMPANY

                          DISCLOSURE OF FUND EXPENSES
                                  (UNAUDITED)


   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your fund's costs in two ways.

   ACTUAL FUND RETURN

     This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return and "Expenses Paid During Period" reflect the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

     To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

   HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

     This section is intended to help you compare your fund's costs with those of other mutual funds. The hypothetical "Ending Account Value" and "Expenses Paid During Period" are derived from the fund's actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

   Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The "Annualized Expense Ratio" represents the actual expenses for the six-month period indicated.

                                                    SIX MONTHS ENDED OCTOBER 31, 2017
EXPENSE TABLES
                                              BEGINNING  ENDING              EXPENSES
                                               ACCOUNT  ACCOUNT   ANNUALIZED   PAID
                                                VALUE    VALUE     EXPENSE    DURING
                                              05/01/17  10/31/17    RATIO*   PERIOD*
                                              --------- --------- ---------- --------
THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
--------------------------------------------
Actual Fund Return........................... $1,000.00 $1,065.50    0.21%    $1.09
Hypothetical 5% Annual Return................ $1,000.00 $1,024.15    0.21%    $1.07

----------
* Expenses are equal to the fund's annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

                       THE DFA INVESTMENT TRUST COMPANY

                       DISCLOSURE OF PORTFOLIO HOLDINGS
                                  (UNAUDITED)


   The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For The DFA Investment Trust Company, this would be for the fiscal quarters ending
January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-Q with the SEC on September 29, 2017. They are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference
Room).

   SEC regulations permit a fund to include in its reports to shareholders a "Summary Schedule of Portfolio Holdings" in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund's 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund's net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

   A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

PORTFOLIO HOLDINGS

   The SEC requires that all funds present their categories of portfolio holdings in a table, chart or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is utilized. The following table, which presents portfolio holdings as a percent of total investments before short-term investments and collateral for loaned securities, is provided in compliance with such requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
              Consumer Discretionary.......................  14.8%
              Consumer Staples.............................   7.6%
              Energy.......................................  12.1%
              Financials...................................  23.8%
              Health Care..................................  12.3%
              Industrials..................................  11.7%
              Information Technology.......................  12.2%
              Materials....................................   1.8%
              Telecommunication Services...................   3.6%
              Utilities....................................   0.1%
                                                            -----
                                                            100.0%

                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                    SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

                               OCTOBER 31, 2017

                                                                       PERCENTAGE
                                             SHARES       VALUE+     OF NET ASSETS**
                                             ------       ------     ---------------
COMMON STOCKS -- (98.3%)
Consumer Discretionary -- (14.6%)
*   Charter Communications, Inc. Class A...   339,394 $  113,415,293            1.7%
    Comcast Corp. Class A.................. 7,221,594    260,194,032            3.9%
    Ford Motor Co.......................... 2,865,869     35,164,213            0.5%
    General Motors Co...................... 1,095,598     47,088,802            0.7%
    Royal Caribbean Cruises, Ltd...........   322,500     39,915,825            0.6%
    Time Warner, Inc....................... 1,534,860    150,861,389            2.3%
    Twenty-First Century Fox, Inc. Class A. 1,287,383     33,665,065            0.5%
    Other Securities.......................              308,268,621            4.6%
                                                      --------------           -----
Total Consumer Discretionary...............              988,573,240           14.8%
                                                      --------------           -----
Consumer Staples -- (7.4%)
    Archer-Daniels-Midland Co..............   813,476     33,246,764            0.5%
    CVS Health Corp........................ 1,510,745    103,531,355            1.6%
    Mondelez International, Inc. Class A... 2,081,099     86,219,932            1.3%
    Wal-Mart Stores, Inc................... 1,266,497    110,577,853            1.7%
    Walgreens Boots Alliance, Inc..........   725,538     48,081,403            0.7%
    Other Securities.......................              122,752,296            1.8%
                                                      --------------           -----
Total Consumer Staples.....................              504,409,603            7.6%
                                                      --------------           -----
Energy -- (11.9%)
    Chevron Corp........................... 1,102,451    127,763,046            1.9%
    ConocoPhillips......................... 1,489,306     76,178,002            1.2%
    Exxon Mobil Corp....................... 2,900,873    241,787,765            3.6%
    Marathon Petroleum Corp................   903,936     54,001,137            0.8%
    Phillips 66............................   775,455     70,628,441            1.1%
    Schlumberger, Ltd......................   603,242     38,607,488            0.6%
    Valero Energy Corp.....................   605,899     47,799,372            0.7%
    Other Securities.......................              146,943,475            2.2%
                                                      --------------           -----
Total Energy...............................              803,708,726           12.1%
                                                      --------------           -----
Financials -- (23.4%)
    American International Group, Inc......   665,461     42,995,435            0.7%
    Bank of America Corp................... 5,929,137    162,399,062            2.4%
    Bank of New York Mellon Corp. (The)....   732,922     37,708,837            0.6%
    Capital One Financial Corp.............   372,872     34,371,341            0.5%
    Citigroup, Inc......................... 1,870,326    137,468,961            2.1%
    Goldman Sachs Group, Inc. (The)........   209,155     50,715,904            0.8%
    JPMorgan Chase & Co.................... 2,748,095    276,485,838            4.2%
    MetLife, Inc...........................   949,912     50,896,285            0.8%
    Morgan Stanley......................... 1,102,617     55,130,850            0.8%
    Prudential Financial, Inc..............   497,625     54,967,657            0.8%
    Wells Fargo & Co....................... 3,062,801    171,945,648            2.6%
    Other Securities.......................              507,281,803            7.4%
                                                      --------------           -----
Total Financials...........................            1,582,367,621           23.7%
                                                      --------------           -----
Health Care -- (12.0%)
    Abbott Laboratories....................   915,297     49,636,556            0.8%
    Aetna, Inc.............................   558,462     94,955,294            1.4%
    Anthem, Inc............................   504,640    105,575,734            1.6%
    Danaher Corp...........................   405,225     37,390,111            0.6%
    Humana, Inc............................   236,814     60,470,455            0.9%
    Medtronic P.L.C........................   814,175     65,557,371            1.0%
    Pfizer, Inc............................ 4,178,729    146,506,239            2.2%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                                                                PERCENTAGE
                                                                      SHARES       VALUE+     OF NET ASSETS**
                                                                      ------       ------     ---------------
Health Care -- (Continued)
      Thermo Fisher Scientific, Inc.................................   499,520 $   96,821,962            1.5%
      Other Securities..............................................              158,668,446            2.2%
                                                                               --------------          ------
Total Health Care...................................................              815,582,168           12.2%
                                                                               --------------          ------
Industrials -- (11.6%)
      CSX Corp...................................................... 1,242,950     62,681,968            1.0%
      General Electric Co........................................... 2,120,584     42,750,973            0.7%
      Norfolk Southern Corp.........................................   545,229     71,653,995            1.1%
      Southwest Airlines Co.........................................   645,761     34,780,687            0.5%
      Union Pacific Corp............................................   888,128    102,836,341            1.6%
      United Technologies Corp......................................   357,152     42,772,524            0.7%
      Other Securities..............................................              424,562,850            6.1%
                                                                               --------------          ------
Total Industrials...................................................              782,039,338           11.7%
                                                                               --------------          ------
Information Technology -- (12.0%)
      Activision Blizzard, Inc......................................   982,162     64,321,789            1.0%
      Cisco Systems, Inc............................................ 4,715,767    161,043,443            2.4%
      Intel Corp.................................................... 4,978,195    226,458,091            3.4%
#*    Micron Technology, Inc........................................   789,853     34,998,386            0.5%
      QUALCOMM, Inc................................................. 1,059,256     54,032,649            0.8%
      Other Securities..............................................              274,534,469            4.1%
                                                                               --------------          ------
Total Information Technology........................................              815,388,827           12.2%
                                                                               --------------          ------
Materials -- (1.8%)
      Other Securities..............................................              118,654,927            1.8%
                                                                               --------------          ------
Real Estate -- (0.0%)
      Other Securities..............................................                3,170,704            0.1%
                                                                               --------------          ------
Telecommunication Services -- (3.5%)
#     AT&T, Inc..................................................... 6,369,205    214,323,748            3.2%
      Other Securities..............................................               25,099,426            0.4%
                                                                               --------------          ------
Total Telecommunication Services....................................              239,423,174            3.6%
                                                                               --------------          ------
Utilities -- (0.1%)
      Other Securities..............................................                3,715,934            0.1%
                                                                               --------------          ------
TOTAL COMMON STOCKS.................................................            6,657,034,262           99.9%
                                                                               --------------          ------

RIGHTS/WARRANTS -- (0.0%)
      Other Securities..............................................                  162,725            0.0%
                                                                               --------------          ------
TOTAL INVESTMENT SECURITIES.........................................            6,657,196,987
                                                                               --------------

TEMPORARY CASH INVESTMENTS -- (0.1%)
      State Street Institutional U.S. Government Money Market Fund,
       0.960%....................................................... 4,529,115      4,529,115            0.1%
                                                                               --------------          ------
SECURITIES LENDING COLLATERAL -- (1.6%)
(S)@  DFA Short Term Investment Fund................................ 9,416,487    108,958,173            1.6%
                                                                               --------------          ------
TOTAL INVESTMENTS -- (100.0%)
 (Cost $3,699,158,691)                                                         $6,770,684,275          101.6%
                                                                               ==============          ======

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


Summary of the Series' investments as of October 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                    INVESTMENTS IN SECURITIES (MARKET VALUE)
                               --------------------------------------------------
                                  LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                               -------------- ------------ ------- --------------
Common Stocks
  Consumer Discretionary...... $  988,573,240           --   --    $  988,573,240
  Consumer Staples............    504,409,603           --   --       504,409,603
  Energy......................    803,708,726           --   --       803,708,726
  Financials..................  1,582,367,621           --   --     1,582,367,621
  Health Care.................    815,582,168           --   --       815,582,168
  Industrials.................    782,039,338           --   --       782,039,338
  Information Technology......    815,388,827           --   --       815,388,827
  Materials...................    118,654,927           --   --       118,654,927
  Real Estate.................      3,170,704           --   --         3,170,704
  Telecommunication Services..    239,423,174           --   --       239,423,174
  Utilities...................      3,715,934           --   --         3,715,934
Rights/Warrants...............             -- $    162,725   --           162,725
Temporary Cash Investments....      4,529,115           --   --         4,529,115
Securities Lending Collateral.             --  108,958,173   --       108,958,173
                               -------------- ------------   --    --------------
TOTAL......................... $6,661,563,377 $109,120,898   --    $6,770,684,275
                               ============== ============   ==    ==============

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                      STATEMENT OF ASSETS AND LIABILITIES

                               OCTOBER 31, 2017
                            (AMOUNTS IN THOUSANDS)

ASSETS:
Investments at Value (including $207,829 of securities on loan)*............................... $6,657,197
Temporary Cash Investments at Value & Cost.....................................................      4,529
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $108,953).    108,958
Receivables:
  Dividends and Interest.......................................................................      6,826
  Securities Lending Income....................................................................         65
                                                                                                ----------
     Total Assets..............................................................................  6,777,575
                                                                                                ----------
LIABILITIES:
Payables:
  Upon Return of Securities Loaned.............................................................    108,928
  Due to Advisor...............................................................................      1,129
Accrued Expenses and Other Liabilities.........................................................        422
                                                                                                ----------
     Total Liabilities.........................................................................    110,479
                                                                                                ----------
NET ASSETS..................................................................................... $6,667,096
                                                                                                ==========
Investments at Cost............................................................................ $3,585,676
                                                                                                ==========

----------
* See Note I in the Notes to Financial Statements for additional securities lending collateral.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES#

                            STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED OCTOBER 31, 2017
                            (AMOUNTS IN THOUSANDS)

  INVESTMENT INCOME
    Dividends (Net of Foreign Taxes Withheld of $6)............... $  138,879
    Income from Securities Lending................................        678
                                                                   ----------
       Total Investment Income....................................    139,557
                                                                   ----------
  EXPENSES
    Investment Management Fees....................................     12,494
    Accounting & Transfer Agent Fees..............................        279
    Custodian Fees................................................         67
    Directors'/Trustees' Fees & Expenses..........................         62
    Professional Fees.............................................         94
    Other.........................................................        153
                                                                   ----------
       Total Expenses.............................................     13,149
                                                                   ----------
    Net Expenses..................................................     13,149
                                                                   ----------
    NET INVESTMENT INCOME (LOSS)..................................    126,408
                                                                   ----------
  REALIZED AND UNREALIZED GAIN (LOSS)
    Net Realized Gain (Loss) on:
      Investment Securities Sold**................................    218,751
      Affiliated Investment Companies Shares Sold.................         22
      Futures.....................................................         77
    Change in Unrealized Appreciation (Depreciation) of:
      Investment Securities.......................................    896,370
      Affiliated Investment Companies Shares......................        (29)
                                                                   ----------
    NET REALIZED AND UNREALIZED GAIN (LOSS).......................  1,115,191
                                                                   ----------
  NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS. $1,241,599
                                                                   ==========

----------
**Net of foreign capital gain taxes withheld of $0.
# Portion of income is from investment in affiliated fund.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                      STATEMENTS OF CHANGES IN NET ASSETS

                            (AMOUNTS IN THOUSANDS)

                                                                          THE TAX-MANAGED U.S.
                                                                         MARKETWIDE VALUE SERIES
                                                                         ----------------------
                                                                            YEAR        YEAR
                                                                           ENDED       ENDED
                                                                          OCT. 31,    OCT. 31,
                                                                            2017        2016
                                                                         ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss).......................................... $  126,408  $  109,377
  Net Realized Gain (Loss) on:
    Investment Securities Sold*.........................................    218,751     194,648
    Affiliated Investment Companies Shares Sold.........................         22          --
    Futures.............................................................         77       5,998
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities...............................................    896,370    (153,025)
    Affiliated Investment Companies Shares..............................        (29)         --
                                                                         ----------  ----------
     Net Increase (Decrease) in Net Assets Resulting from Operations....  1,241,599     156,998
                                                                         ----------  ----------
Transactions in Interest:
  Contributions.........................................................    176,018     280,866
  Withdrawals...........................................................   (288,925)   (247,872)
                                                                         ----------  ----------
     Net Increase (Decrease) from Transactions in Interest..............   (112,907)     32,994
                                                                         ----------  ----------
     Total Increase (Decrease) in Net Assets............................  1,128,692     189,992
NET ASSETS
  Beginning of Year.....................................................  5,538,404   5,348,412
                                                                         ----------  ----------
  End of Year........................................................... $6,667,096  $5,538,404
                                                                         ==========  ==========

----------
* Net of foreign capital gain taxes withheld of $0 and $0, respectively.

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                             FINANCIAL HIGHLIGHTS


                                                             THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
                                                      ----------------------------------------------------------
                                                         YEAR        YEAR        YEAR        YEAR        YEAR
                                                        ENDED       ENDED       ENDED       ENDED       ENDED
                                                       OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,    OCT. 31,
                                                         2017        2016        2015        2014        2013
-----------------------------------------------------------------------------------------------------------------
Total Return.........................................      22.61%       2.79%       2.93%      15.17%      35.92%
-----------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Year......................... $6,667,096  $5,538,404  $5,348,412  $5,143,977  $4,389,755
Ratio of Expenses to Average Net Assets..............       0.21%       0.21%       0.21%       0.21%       0.21%
Ratio of Net Investment Income to Average Net Assets.       2.02%       2.05%       1.82%       1.61%       1.82%
Portfolio Turnover Rate..............................          7%          9%          6%          2%          5%
-----------------------------------------------------------------------------------------------------------------

                See accompanying Notes to Financial Statements.

                       THE DFA INVESTMENT TRUST COMPANY

                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                         NOTES TO FINANCIAL STATEMENTS


A. ORGANIZATION:

   The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust consists of eleven operational portfolios, one of which, The Tax-Managed U.S. Marketwide Value Series (the "Series"), is presented in this section of the report. The remaining ten operational portfolios are presented in separate reports. The Series is an investment company, and accordingly, follows the accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Certification ("ASC") Topic 946, "Financial Services-Investment Companies."

B. SIGNIFICANT ACCOUNTING POLICIES:

   The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

   1. SECURITY VALUATION: The Series utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   . Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, futures contracts)

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Series' own assumptions in determining the fair value of investments)

   Securities held by the Series, including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Series values the securities within the range of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy. Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Trustees of the Trust. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Series is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

   A summary of the inputs used to value the Series' investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedule of Portfolio Holdings. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   For the year ended October 31, 2017, there were no significant transfers between Level 1 and Level 2 and no significant Level 3 investments held by the Series.

   2. DEFERRED COMPENSATION PLAN: Each eligible Trustee of the Trust may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors'/Trustees' Fees & Expenses. At October 31, 2017, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities in the amount of $181 (in thousands).

   Each Trustee has the option to receive their distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed-upon years; or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the "Notice") to defer the receipt of the Trustee's deferred compensation until a date specified by such Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board of Trustees of the Trust; and
(ii) five years following the effective date of the Trustee's first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date). As of October 31, 2017, none of the Trustees have requested or received a distribution of proceeds of a deferred fee account.

   3. OTHER: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimates the character of distributions received that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, utilizing the effective interest method. Expenses directly attributable to the Series are directly charged. Common expenses of the Trust or its Series are allocated using methods approved by the Board, generally based on average net assets.

C. INVESTMENT ADVISOR:

   The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Series. For the year ended October 31, 2017, the Series' investment management fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.20% of average daily net assets of the Series.

FEES PAID TO OFFICERS AND DIRECTORS/TRUSTEES:

   Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Trust; however, such Officers and Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. For the year ended October 31, 2017, the total related amounts paid by the Trust to the CCO were $85 (in thousands). The total related amounts paid by the Series is included in Other Expenses on the Statement of Operations.

D. PURCHASES AND SALES OF SECURITIES:

   For the year ended October 31, 2017, the Series made the following purchases and sales of investment securities, other than short-term securities and U.S. government securities (amounts in thousands):

                                                      PURCHASES  SALES
                                                      --------- --------
        The Tax-Managed U.S. Marketwide Value Series. $507,651  $433,018

   There were no purchases or sales of long-term U.S. government securities.

   For the year ended October 31, 2017, transactions related to Affiliated Investment Companies were as follows (amounts in thousands):

                                                   NET REALIZED                                        DIVIDEND   CAPITAL GAIN
                                                   GAIN/(LOSS)    CHANGE IN                           INCOME FROM DISTRIBUTIONS
                                                   ON SALES OF   UNREALIZED                           AFFILIATED      FROM
                  BALANCE AT PURCHASES   PROCEEDS   AFFILIATED  APPRECIATION/ BALANCE AT SHARES AS OF INVESTMENT   AFFILIATED
                   10/31/16   AT COST   FROM SALES  INVESTMENT  DEPRECIATION   10/31/17    10/31/17    COMPANIES   INVESTMENT
                  ---------- ---------- ---------- ------------ ------------- ---------- ------------ ----------- -------------
THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
DFA Short Term
 Investment Fund.  $304,658  $1,048,404 $1,244,097     $22          $(29)      $108,958     9,416       $1,211         --
                   --------  ---------- ----------     ---          ----       --------     -----       ------         --
TOTAL              $304,658  $1,048,404 $1,244,097     $22          $(29)      $108,958     9,416       $1,211         --

E. FEDERAL INCOME TAXES:

   The Series is treated as a partnership for federal income tax purposes and therefore, no provision for federal income taxes is required. Any net investment income and realized and unrealized gains and losses have been deemed to have been "passed down" to its partners.

   At October 31, 2017, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

                                                                                        NET
                                                                                     UNREALIZED
                                               FEDERAL    UNREALIZED   UNREALIZED   APPRECIATION
                                               TAX COST  APPRECIATION DEPRECIATION (DEPRECIATION)
                                              ---------- ------------ ------------ --------------
The Tax-Managed U.S. Marketwide Value Series. $3,699,159  $3,155,503    $(83,977)    $3,071,526

   The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales.

   ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Series' tax positions and has concluded that no additional provision for income tax is required in the Series' financial statements. The Series is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Series' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

F. FINANCIAL INSTRUMENTS:

   In accordance with the Series' investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

DERIVATIVE FINANCIAL INSTRUMENTS:

   1. Futures Contracts: The Series may purchase or sell futures contracts and options on futures contracts for equity securities and indices to adjust market exposure based on actual or expected cash inflows to or outflows from the Series. The Series, however, does not intend to sell futures contracts to establish short positions in individual securities. Upon entering into a futures contract, the Series deposits cash or pledges U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. The Series will be subject to equity price risk when entering into stock index futures. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   The following is a summary of the location on the Series' Statement of Operations of realized and change in unrealized gains and losses from the Series' derivative instrument holdings through the year ended October 31, 2017:

 DERIVATIVE TYPE   LOCATION OF GAIN (LOSS) ON DERIVATIVES RECOGNIZED IN INCOME
 ---------------   -----------------------------------------------------------
 Equity contracts             Net Realized Gain (Loss) on: Futures

   The following is a summary of the realized and change in unrealized gains and losses from the Series' derivative instrument holdings categorized by primary risk exposure through the year ended October 31, 2017 (amounts in thousands):

                                                       REALIZED GAIN (LOSS) ON
                                                         DERIVATIVES
                                                       -----------------------
                                                                   EQUITY
                                                       TOTAL     CONTRACTS*
                                                       -----     ----------
        The Tax-Managed U.S. Marketwide Value Series*.  $77         $77

* As of October 31, 2017, there were no futures contracts outstanding. During the year ended October 31, 2017, the Series had limited activity in futures contracts.

G. LINE OF CREDIT AND INTERFUND LENDING PROGRAM:

   The Trust, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective March 29, 2017, with its domestic custodian bank. A line of credit with similar terms was in effect through March 29, 2017. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on March 28, 2018.

   The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective January 6, 2017. A line of credit with similar terms was in effect through January 6, 2017. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on January 5, 2018.

   For the year ended October 31, 2017, borrowings by the Series under the lines of credit were as follows (amounts in thousands, except percentages and days):

                                                                                   WEIGHTED      WEIGHTED    NUMBER OF   INTEREST
                                                                                    AVERAGE      AVERAGE        DAYS     EXPENSE
                                                                                 INTEREST RATE LOAN BALANCE OUTSTANDING* INCURRED
                                                                                 ------------- ------------ ------------ --------
The Tax-Managed U.S. Marketwide Value Series....................................     1.53%        $3,894         23         $4

                                                                                 MAXIMUM AMOUNT
                                                                                 BORROWED DURING
                                                                                   THE PERIOD
                                                                                 ---------------
The Tax-Managed U.S. Marketwide Value Series....................................     $6,845

* Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2017, that the Series' available line of credit was utilized.

   There were no outstanding borrowings by the Series under the lines of credit as of October 31, 2017.

   Pursuant to an exemptive order issued by the SEC (the "Order"), the Series may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice.

   The Series did not utilize the interfund lending program during the year ended October 31, 2017.

H. AFFILIATED TRADES:

   Cross trades for the year ended October 31, 2017, if any, were executed by the Series pursuant to procedures adopted by the Board of Trustees of the Trust to ensure compliance with Rule 17a-7 under the Investment Company Act of 1940 (the "1940 Act"). Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. At its regularly scheduled meetings, the Board reviews such transactions for compliance with the requirements and restrictions set forth by Rule 17a-7 under the 1940 Act.

   For the year ended October 31, 2017, cross trades by the Series under Rule 17a-7 were as follows (amounts in thousands):

PORTFOLIO                                     PURCHASES  SALES  REALIZED GAIN (LOSS)
---------                                     --------- ------- --------------------
The Tax-Managed U.S. Marketwide Value Series.  $55,950  $11,114        $3,280

I. SECURITIES LENDING:

   As of October 31, 2017, the Series had securities on loan to brokers/dealers, for which the Series received cash collateral. In addition, the Series received non-cash collateral consisting of short and/or long term U.S. Treasuries and U.S. government agency securities with a market value of $102,227 (in thousands). The Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series' collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Series could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

   Subject to its stated investment policies, the Series will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the "Money Market Series"), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses, and other payments to and from borrowers of securities. The Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. In addition, the Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates.

   The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of October 31, 2017:

                                    REMAINING CONTRACTUAL MATURITY OF THE AGREEMENTS
                                                 AS OF OCTOBER 31, 2017
                                ---------------------------------------------------------
                                OVERNIGHT AND            BETWEEN
                                 CONTINUOUS   <30 DAYS 30 & 90 DAYS >90 DAYS    TOTAL
                                ------------- -------- ------------ -------- ------------
SECURITIES LENDING TRANSACTIONS
THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
Common Stocks, Rights/Warrants. $108,958,173     --         --         --    $108,958,173

J. INDEMNITEES; CONTRACTUAL OBLIGATIONS:

   Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

K. RECENTLY ISSUED ACCOUNTING STANDARDS:

   In October 2016, the U.S. Securities and Exchange Commission ("SEC") adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X require standardized, enhanced disclosure about derivatives in investment company financial statements, and also change the rules governing the form and content of such financial statements. The amendments to Regulation S-X took effect on August 1, 2017, and the financial statements have been modified accordingly, as applicable.

L. OTHER:

   The Series is subject to claims and suits that arise from time to time in the ordinary course of business. Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   The Tax-Managed U.S. Marketwide Value Series has been named as a defendant in a multi-district litigation pending in the United States District Court for the Southern District of New York (the "Court"), captioned IN RE TRIBUNE COMPANY FRAUDULENT CONVEYANCE LITIGATION, No. 11-MD-2296-RJS (the "Tribune MDL"). The Tribune MDL arises from the 2007 leveraged buyout of The Tribune Company ("Tribune") (the "LBO") and Tribune's subsequent bankruptcy and reorganization. In connection with the LBO, thousands of Tribune shareholders, including The Tax-Managed U.S. Marketwide Value Series, sold Tribune shares back to Tribune for $34 per share. The Tribune MDL includes a series of lawsuits brought by individual creditors of Tribune (the "Individual Creditor Actions") and a lawsuit brought by a court-appointed trustee (the "Trustee") on behalf of the committee of unsecured creditors of Tribune (the "Committee Action," and with the Individual Creditor Actions, collectively referred to as the "Lawsuits"). The Lawsuits seek to unwind the LBO stock repurchases as fraudulent transfers and recover the stock repurchase proceeds paid to the Tribune shareholders who participated in the LBO. On September 23, 2013, the Court entered an order dismissing the Individual Creditor Actions in their entirety on the grounds that the individual creditor plaintiffs lack standing to pursue their claims. The parties appealed the Court's dismissal order to the United States Court of Appeals for the Second Circuit (the "Second Circuit"), and, on March 29, 2016, the Second Circuit affirmed the dismissal, albeit on the grounds that the individual creditor plaintiffs' claims are preempted by the Bankruptcy Code's safe harbor for securities transactions. The individual creditor plaintiffs have petitioned the Supreme Court of the United States to review the Second Circuit's ruling, and that petition is pending. On January 6, 2017, the Court granted the shareholder defendant's motion to dismiss the claims against them in the Committee Action. The Trustee requested that the Court certify the dismissal order for appeal to the Second Circuit and the District Court advised that it will certify the dismissal order for appeal after it rules on the additional pending motions to dismiss (not involving the shareholder defendants).

   Litigation counsel to The Tax-Managed U.S. Marketwide Value Series in the Lawsuits has advised management that it does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The Tax-Managed U.S. Marketwide Value Series arising from the Lawsuits. Until The Tax-Managed U.S. Marketwide Value Series can do so, no reduction of the net asset value of The Tax-Managed U.S. Marketwide Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery the plaintiffs seek, the amount would be less than 1% of the net asset value of The Tax-Managed U.S. Marketwide Value Series at this time.

   The Tax-Managed U.S. Marketwide Value Series also cannot quantify the cost of the Lawsuits that could potentially be deducted from its net asset value. Therefore, at this time, those investors buying or redeeming shares of The Tax-Managed U.S. Marketwide Value Series will pay or receive, as the case may be, a price based on the net asset value of The Tax-Managed U.S. Marketwide Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be borne by The Tax-Managed U.S. Marketwide Value Series as incurred and in a manner similar to any other expenses incurred by The Tax-Managed U.S. Marketwide Value Series.

M. SUBSEQUENT EVENT EVALUATIONS:

   Management has evaluated the impact of all subsequent events on the Series through the date that the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of The DFA Investment Trust Company and
Shareholders of The Tax-Managed U.S. Marketwide Value Series

In our opinion, the accompanying statement of assets and liabilities, including the summary schedule of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Tax-Managed
U.S. Marketwide Value Series (one of the portfolios constituting The DFA Investment Trust Company, hereafter referred to as the "Series") as of October 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Series' management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of October 31, 2017 by correspondence with the custodian and the transfer agent of the investee fund, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 21, 2017

                                FUND MANAGEMENT

                                  (UNAUDITED)

TRUSTEES/DIRECTORS

Each Board of Trustees/Directors (each, the "Board" and collectively, the "Boards") of The DFA Investment Trust Company ("DFAITC"), DFA Investment Dimensions Group Inc. ("DFAIDG"), Dimensional Investment Group Inc. ("DIG"), and Dimensional Emerging Markets Value Fund ("DEM") (each, the "Fund" and collectively, the "Funds") is responsible for establishing the Funds' policies and for overseeing the management of the Funds. The Trustees/ Directors of the Funds, including all of the disinterested Trustees/Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the "Feeder Portfolios") that invest in certain series of DFAITC or DEM (the "Master Funds").

Each Board has three standing committees, an Audit Committee, a Nominating Committee, and an Investment Strategy Committee (the "Strategy Committee"). The Audit Committee is composed of George M. Constantinides, Roger G. Ibbotson, and Abbie J. Smith. Each member of the Audit Committee is a disinterested Trustee/Director. The Audit Committee oversees the Fund's accounting and financial reporting policies and practices, the Fund's internal controls, the Fund's financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund's independent registered certified public accounting firm and also acts as a liaison between the Fund's independent registered certified public accounting firm and the full Board. There were two Audit Committee meetings held during the fiscal year ended October 31, 2017.

Each Board's Nominating Committee is composed of George M. Constantinides, Roger G. Ibbotson, Myron S. Scholes, Edward P. Lazear, and Abbie J. Smith. Each member of the Nominating Committee is a disinterested Trustee/Director. The Nominating Committee for each Board makes recommendations for nominations of disinterested and interested members on the Board to the full Board. The Nominating Committee evaluates a candidate's qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. The Nominating Committee met one time during the fiscal year ended October 31, 2017.

Each Board's Strategy Committee is composed of Douglas W. Diamond, Edward P. Lazear, and Myron S. Scholes. Each member of the Strategy Committee is a disinterested Trustee/Director. The Strategy Committee assists the Board in carrying out its fiduciary duties with respect to the oversight of the Fund and its performance. At the request of the Board or the Advisor, the Strategy Committee may (i) review the design of possible new series of the Fund,
(ii) review performance of existing portfolios of the Fund and discuss and recommend possible enhancements to the portfolios' investment strategies,
(iii) review proposals by the Advisor to modify or enhance the investment strategies or policies of each portfolio, and (iv) consider issues relating to investment services for each portfolio of the Fund. There were three Strategy Committee meetings held during the fiscal year ended October 31, 2017.

Certain biographical information for each disinterested Trustee/Director and interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director's experience as a Trustee/ Director of the Funds and as a director or trustee of other funds, as well as other recent professional experience.

The statements of additional information (together, "SAI") of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746. Prospectuses are also available at http://us.dimensional.com.

                                                                                                                  OTHER
                                        TERM OF                                         PORTFOLIOS WITHIN   DIRECTORSHIPS OF
   NAME, ADDRESS                      OFFICE/1/ AND                                       THE DFA FUND      PUBLIC COMPANIES
       AND                             LENGTH OF            PRINCIPAL OCCUPATION           COMPLEX/2/          HELD DURING
   YEAR OF BIRTH        POSITION        SERVICE             DURING PAST 5 YEARS             OVERSEEN          PAST 5 YEARS
-------------------------------------------------------------------------------------------------------------------------------
                                               DISINTERESTED TRUSTEES/DIRECTORS
-------------------------------------------------------------------------------------------------------------------------------
George M.            Director of     DFAIDG-Since     Leo Melamed Professor of          126 portfolios in  None
Constantinides       DFAIDG and DIG  1983             Finance, University of Chicago    4 investment
University of        Trustee of      DIG-Since 1993   Booth School of Business          companies
Chicago Booth        DFAITC and      DFAITC-Since     (since 1978).
School of Business   DEM             1992
5807 S. Woodlawn                     DEM-Since 1993
Avenue
Chicago, IL 60637
1947
-------------------------------------------------------------------------------------------------------------------------------
Douglas W.           Director of     DFAIDG-Since     Merton H. Miller Distinguished    126 portfolios in  None
Diamond              DFAIDG and DIG  June 2017        Service Professor of Finance,     4 investment
University of        Trustee of      DIG-Since June   University of Chicago Booth       companies
Chicago Booth        DFAITC and      2017             School of Business (since
School of            DEM             DFAITC-Since     1988). Visiting Scholar, Federal
Business                             June 2017        Reserve Bank of Richmond
5807 S. Woodlawn                     DEM-Since June   (since 1990). Formerly, Fischer
Avenue                               2017             Black Visiting Professor of
Chicago, IL 60637                                     Financial Economics, Alfred P.
1953                                                  Sloan School of Management,
                                                      Massachusetts Institute of
                                                      Technology (2015 to 2016).
-------------------------------------------------------------------------------------------------------------------------------
Roger G. Ibbotson    Director of     DFAIDG-Since     Professor in Practice Emeritus    126 portfolios in  None
Yale School of       DFAIDG and DIG  1981             of Finance, Yale School of        4 investment
Management           Trustee of      DIG-Since 1993   Management (since 1984).          companies
P.O. Box 208200      DFAITC and      DFAITC-Since     Chairman, CIO and Partner,
New Haven, CT        DEM             1992             Zebra Capital Management,
06520-8200                           DEM-Since 1993   LLC (hedge fund and asset
1943                                                  manager) (since 2001).
                                                      Formerly, Consultant to
                                                      Morningstar, Inc. (2006-2016).
-------------------------------------------------------------------------------------------------------------------------------
Edward P. Lazear     Director of     DFAIDG-Since     Distinguished Visiting Fellow,    126 portfolios in  None
Stanford University  DFAIDG and DIG  2010             Becker Friedman Institute for     4 investment
Graduate School      Trustee of      DIG- Since 2010  Research in Economics,            companies
of Business          DFAITC and      DFAITC-Since     University of Chicago (since
Knight               DEM             2010             2015). Morris Arnold Cox
Management                           DEM-Since 2010   Senior Fellow, Hoover
Center, E346                                          Institution (since 2002). Jack
Stanford, CA                                          Steele Parker Professor of
94305                                                 Human Resources
1948                                                  Management and Economics,
                                                      Graduate School of Business,
                                                      Stanford University (since
                                                      1995). Cornerstone Research
                                                      (expert testimony and
                                                      economic and financial
                                                      analysis) (since 2009).
-------------------------------------------------------------------------------------------------------------------------------
Myron S. Scholes     Director of     DFAIDG-Since     Chief Investment Strategist,      126 portfolios in  Formerly, Adviser,
c/o Dimensional      DFAIDG and DIG  1981             Janus Henderson Investors         4 investment       Kuapay, Inc.
Fund Advisors LP     Trustee of      DIG-Since 1993   (since 2014). Frank E. Buck       companies          (2013-2014).
6300 Bee Cave        DFAITC and      DFAITC-Since     Professor of Finance, Emeritus,                      Formerly, Director,
Road, Building       DEM             1992             Graduate School of Business,                         American Century
One                                  DEM-Since 1993   Stanford University (since                           Fund Complex
Austin, TX 78746                                      1981).                                               (registered
1941                                                                                                       investment
                                                                                                           companies) (43
                                                                                                           Portfolios) (1980-
                                                                                                           2014).

                                                                                                           OTHER
                                      TERM OF                                   PORTFOLIOS WITHIN    DIRECTORSHIPS OF
  NAME, ADDRESS                    OFFICE/1/ AND                                  THE DFA FUND       PUBLIC COMPANIES
      AND                            LENGTH OF        PRINCIPAL OCCUPATION         COMPLEX/2/           HELD DURING
  YEAR OF BIRTH       POSITION        SERVICE          DURING PAST 5 YEARS          OVERSEEN           PAST 5 YEARS
-------------------------------------------------------------------------------------------------------------------------
Abbie J. Smith     Director of     DFAIDG-Since    Boris and Irene Stern        126 portfolios in  Lead Director,
University of      DFAIDG and DIG  2000            Distinguished Service        4 investment       (beginning May
Chicago Booth      Trustee of      DIG-Since 2000  Professor of Accounting,     companies          2014) and Director
School of          DFAITC and      DFAITC-Since    University of Chicago Booth                     (since 2000), HNI
Business           DEM             2000            School of Business (since                       Corporation
5807 S. Woodlawn                   DEM-Since 2000  1980).                                          (formerly known as
Avenue                                                                                             HON Industries
Chicago, IL 60637                                                                                  Inc.) (office
1953                                                                                               furniture); Director,
                                                                                                   Ryder System Inc.
                                                                                                   (transportation,
                                                                                                   logistics and
                                                                                                   supply-chain
                                                                                                   management)
                                                                                                   (since 2003); and
                                                                                                   Trustee, UBS
                                                                                                   Funds (3
                                                                                                   investment
                                                                                                   companies within
                                                                                                   the fund complex)
                                                                                                   (24 portfolios)
                                                                                                   (since 2009).

                                                                                                             OTHER
                                     TERM OF                                        PORTFOLIOS WITHIN   DIRECTORSHIPS OF
 NAME, ADDRESS                     OFFICE/1/ AND                                      THE DFA FUND      PUBLIC COMPANIES
      AND                           LENGTH OF           PRINCIPAL OCCUPATION           COMPLEX/2/         HELD DURING
 YEAR OF BIRTH       POSITION        SERVICE            DURING PAST 5 YEARS             OVERSEEN         PAST 5 YEARS
-------------------------------------------------------------------------------------------------------------------------
                                            INTERESTED TRUSTEES/DIRECTORS*
-------------------------------------------------------------------------------------------------------------------------
David G. Booth    Chairman        DFAIDG-Since     Chairman, Director/Trustee,     126 portfolios in 4       None
6300 Bee Cave     Director of     1981             and formerly, President and     investment
Road,             DFAIDG and DIG  DIG- Since 1992  Co-Chief Executive Officer      companies
Building One      Trustee of      DFAITC-Since     (each until March 2017) of
Austin, TX 78746  DFAITC and      1992             Dimensional Emerging Markets
1946              DEM             DEM-Since 1993   Value Fund ("DEM"), DFAIDG,
                                                   Dimensional Investment Group
                                                   Inc. ("DIG") and The DFA
                                                   Investment Trust Company
                                                   ("DFAITC"). Executive
                                                   Chairman, and formerly,
                                                   President and Co-Chief
                                                   Executive Officer (each until
                                                   February 2017) of Dimensional
                                                   Holdings Inc., Dimensional
                                                   Fund Advisors LP and DFA
                                                   Securities LLC (collectively
                                                   with DEM, DFAIDG, DIG and
                                                   DFAITC, the "DFA Entities").
                                                   Chairman and Director (since
                                                   2009) and formerly Co-Chief
                                                   Executive Officer (2010-June
                                                   2017) of Dimensional Fund
                                                   Advisors Canada ULC.
                                                   Trustee, University of Chicago
                                                   (since 2002). Trustee,
                                                   University of Kansas
                                                   Endowment Association (since
                                                   2005). Formerly, Director of
                                                   Dimensional Fund Advisors
                                                   Ltd. (2002-July 2017), DFA
                                                   Australia Limited (1994-July
                                                   2017), Dimensional Advisors
                                                   Ltd. (2012-July 2017),
                                                   Dimensional Funds plc (2006-
                                                   July 2017) and Dimensional
                                                   Funds II plc (2006-July 2017).
                                                   Formerly, Director and
                                                   President of Dimensional
                                                   Japan Ltd. (2012-April 2017).
                                                   Formerly, President,
                                                   Dimensional SmartNest (US)
                                                   LLC (2009-2014); and Limited
                                                   Partner, VSC Investors, LLC
                                                   (2007 to 2015). Formerly,
                                                   Chairman, Director, President
                                                   and Co-Chief Executive Officer
                                                   of Dimensional Cayman
                                                   Commodity Fund I Ltd. (2010-
                                                   September 2017).

/1 /Each Director holds office for an indefinite term until his or her successor is elected and qualified.

/2 /Each Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which include: DFAIDG; DIG; DFAITC; and DEM. Each disinterested Director also serves on the Independent Review Committee of the Dimensional Funds, mutual funds registered in the provinces of Canada and managed by the Advisor's affiliate, Dimensional Fund Advisors Canada ULC.

* The Interested Trustee/Director is described as such because he is deemed to be an "interested person," as that term is defined under the Investment Company Act of 1940, as amended, due to his position with the Advisor.

OFFICERS

   Below is the name, year of birth, information regarding positions with the Funds and the principal occupation for each officer of the Funds. The address of each officer is 6300 Bee Cave Road, Building One, Austin, TX 78746. Each of the officers listed below holds the same office (except as otherwise noted) in the DFA Entities.

                                             TERM OF OFFICE/1/
                                              AND LENGTH OF
NAME AND YEAR OF BIRTH       POSITION            SERVICE              PRINCIPAL OCCUPATION DURING PAST 5 YEARS
----------------------------------------------------------------------------------------------------------------------
Valerie A. Brown        Vice President and     Since 2001       Vice President and Assistant Secretary of all the
1967                    Assistant Secretary                     DFA Entities, DFA Australia Limited, Dimensional
                                                                Fund Advisors Ltd., Dimensional Cayman
                                                                Commodity Fund I Ltd., Dimensional Fund Advisors
                                                                Pte. Ltd. and Dimensional Hong Kong Limited.
                                                                Director, Vice President and Assistant Secretary of
                                                                Dimensional Fund Advisors Canada ULC.
----------------------------------------------------------------------------------------------------------------------
David P. Butler         Co-Chief Executive     Since 2017       Co-Chief Executive Officer of all the DFA entities
1964                    Officer                                 (since 2017); Director of Dimensional Holdings Inc.
                                                                (since February 2017), Dimensional Fund Advisors
                                                                Canada ULC (since March 2017), Dimensional
                                                                Japan Ltd. (since April 2017), Dimensional Advisors
                                                                Ltd. (since July 2017), DFA Australia Limited (since
                                                                July 2017) and Dimensional Fund Advisors Ltd.
                                                                (since August 2017); Director and Co-Chief
                                                                Executive Officer of Dimensional Cayman
                                                                Commodity Fund I Ltd. (since September 13, 2017).
                                                                Formerly, Vice President (October 2007 to February
                                                                2017), of all the DFA Entities. Head of Global
                                                                Financial Advisor Services (since October 2007) for
                                                                Dimensional Fund Advisors LP.
----------------------------------------------------------------------------------------------------------------------
Stephen A. Clark        Executive Vice         Since 2017       Executive Vice President (since March 2017) and
1972                    President                               formerly, Vice President (2004 to March 2017), of all
                                                                the DFA Entities. Director and Vice President (since
                                                                February 2016) of Dimensional Japan Ltd. President
                                                                and Director (since February 2016) of Dimensional
                                                                Fund Advisors Canada ULC. Vice President (since
                                                                April 2008) and Director (since October 2016) of
                                                                DFA Australia Limited. Director (since April 2016) of
                                                                Dimensional Advisors Ltd., Dimensional Fund
                                                                Advisors Pte. Ltd., and Dimensional Hong Kong
                                                                Limited. Vice President (since June 2016) of
                                                                Dimensional Fund Advisors Pte. Ltd. Head of Global
                                                                Institutional Services (since January 2014) for
                                                                Dimensional Fund Advisors LP. Formerly, Vice
                                                                President (December 2010 - February 2016) of
                                                                Dimensional Fund Advisors Canada ULC; and Head
                                                                of Institutional, North America (March 2012 to
                                                                December 2013) for Dimensional Fund Advisors LP.
----------------------------------------------------------------------------------------------------------------------
Christopher S. Crossan  Vice President and     Since 2004       Vice President and Global Chief Compliance Officer
1965                    Global Chief                            of all the DFA Entities, DFA Australia Limited and
                        Compliance Officer                      Dimensional Fund Advisors Ltd. Chief Compliance
                                                                Officer and Chief Privacy Officer of Dimensional
                                                                Fund Advisors Canada ULC (since October 2006
                                                                and March 2015, respectively), Chief Compliance
                                                                Officer of Dimensional Fund Advisors Pte. Ltd. (since
                                                                October 2012) and Dimensional Japan Ltd. (since
                                                                February 2017). Formerly, Vice President and Global
                                                                Chief Compliance Officer (October 2010 - 2014) for
                                                                Dimensional SmartNest (US) LLC.

                                               TERM OF OFFICE/1/
     NAME AND YEAR                               AND LENGTH OF
       OF BIRTH               POSITION              SERVICE                  PRINCIPAL OCCUPATION DURING PAST 5 YEARS
--------------------------------------------------------------------------------------------------------------------------------
(Michael) Sam Gilliland  Executive Vice       Since 2017            Executive Vice President and Chief Operating Officer of the
1962                     President                                  DFA Fund Complex (since March 2017). Executive Vice
                                                                    President (since February 2017), Senior Advisor and Chief
                                                                    Operating Officer (since February 2016) of Dimensional
                                                                    Funds Advisors LP, Dimensional Holdings Inc. and
                                                                    Dimensional Investment LLC. Executive Vice President (since
                                                                    February 2017) of DFA Securities LLC. Director of
                                                                    Dimensional Advisors Ltd. (since February 2017),
                                                                    Dimensional Hong Kong Limited (since February 2017) and DFA
                                                                    Australia Limited (since October 2016). Formerly,
                                                                    Consultant for MSG Consulting (August 2013 - February
                                                                    2017), and Chairman and Chief Executive Officer of Sabre
                                                                    Holdings (December 2003 - August 2013).
--------------------------------------------------------------------------------------------------------------------------------
Gregory K. Hinkle        Vice President,      Since 2015            Vice President, Chief Financial Officer, and Treasurer of
1958                     Chief Financial                            all the DFA Entities. Chief Financial Officer, Treasurer
                         Officer, and                               and Vice President of Dimensional Advisors Ltd.,
                         Treasurer                                  Dimensional Fund Advisors Ltd., Dimensional Hong Kong
                                                                    Limited, Dimensional Cayman Commodity Fund I Ltd.,
                                                                    Dimensional Fund Advisors Canada ULC, Dimensional Fund
                                                                    Advisors Pte. Ltd and DFA Australia Limited. Director
                                                                    (since August 2016) for Dimensional Funds plc and
                                                                    Dimensional Funds II plc. Formerly, interim Chief Financial
                                                                    Officer and interim Treasurer of all the DFA Entities
                                                                    (April 2016 - September 2016); interim Chief Financial
                                                                    Officer and interim Treasurer (April 2016 - July 2016) of
                                                                    Dimensional Fund Advisors LP, Dimensional Fund Advisors
                                                                    Ltd., DFA Australia Limited, Dimensional Advisors Ltd.,
                                                                    Dimensional Fund Advisors Pte. Ltd, Dimensional Hong Kong
                                                                    Limited, Dimensional Cayman Commodity Fund I Ltd.,
                                                                    Dimensional Fund Advisors Canada ULC; Controller (August
                                                                    2015 - September 2016) of all the DFA Entities; Controller
                                                                    (August 2015 - July 2016) Dimensional Fund Advisors LP;
                                                                    Vice President of T. Rowe Price Group, Inc. and Director of
                                                                    Investment Treasury and Treasurer of the T. Rowe Price
                                                                    Funds (March 2008 - July 2015).
--------------------------------------------------------------------------------------------------------------------------------
Jeff J. Jeon             Vice President and   Vice President since  Vice President and Assistant Secretary (since 2004 and
1973                     Assistant Secretary  2004 and Assistant    March 2017, respectively) of all the DFA Entities and
                                              Secretary since 2017  Dimensional Cayman Commodity Fund I Ltd.
--------------------------------------------------------------------------------------------------------------------------------
Kenneth M. Manell        Vice President       Since 2010            Vice President of all the DFA Entities and Dimensional
1972                                                                Cayman Commodity Fund I Ltd.
--------------------------------------------------------------------------------------------------------------------------------
Catherine L. Newell      President and        Since 2017            President and General Counsel (since March 2017), and
1964                     General Counsel                            formerly, Vice President and Secretary (1997 and 2000,
                                                                    respectively, to March 2017), of all the DFA Entities.
                                                                    Director, Vice President and Secretary of DFA Australia
                                                                    Limited and Dimensional Fund Advisors Ltd. (since February
                                                                    2002, April 1997, and May 2002, respectively). Vice
                                                                    President and Secretary of Dimensional Fund Advisors Canada
                                                                    ULC (since June 2003), Dimensional Cayman Commodity Fund I
                                                                    Ltd., Dimensional Japan Ltd (since February 2012),
                                                                    Dimensional Advisors Ltd. (since March 2012) and
                                                                    Dimensional Fund Advisors Pte. Ltd. (since June 2012).
                                                                    Director of Dimensional Funds plc and Dimensional Funds II
                                                                    plc (since 2002 and 2006, respectively). Director of
                                                                    Dimensional Japan Ltd., Dimensional Advisors Ltd.,
                                                                    Dimensional Fund Advisors Pte. Ltd. and Dimensional Hong
                                                                    Kong Limited (since August 2012 and July 2012). Formerly,
                                                                    Vice President and Secretary (October 2010 - November 2014)
                                                                    of Dimensional SmartNest (US) LLC.

                                                TERM OF OFFICE/1/
                                                  AND LENGTH OF
NAME AND YEAR OF BIRTH       POSITION                SERVICE                 PRINCIPAL OCCUPATION DURING PAST 5 YEARS
----------------------------------------------------------------------------------------------------------------------------
 Selwyn Notelovitz      Vice President and  Since 2013                 Vice President and Deputy Chief Compliance Officer
 1961                   Deputy Chief                                   of all the DFA Entities. Deputy Chief Compliance
                        Compliance Officer                             Officer (since December 2012) of Dimensional Fund
                                                                       Advisors LP.
----------------------------------------------------------------------------------------------------------------------------
 Carolyn L. O           Vice President and  Vice President since 2010  Vice President and Secretary (since 2010 and March
 1974                   Secretary           and Secretary since 2017   2017, respectively) of all the DFA Entities,
                                                                       Dimensional Cayman Commodity Fund I Ltd., and
                                                                       Dimensional Fund Advisors Canada ULC (since April
                                                                       2016).
----------------------------------------------------------------------------------------------------------------------------
 Gerard K. O'Reilly     Co-Chief Executive  Since 2017                 Co-Chief Executive Officer and Chief Investment
 1976                   Officer and Chief                              Officer of DFAIDG, DFAITC, DIG and DEM (since
                        Investment Officer                             September, 2017) and Dimensional Holdings Inc.,
                                                                       Dimensional Fund Advisors LP, DFA Securities LLC
                                                                       and Dimensional Fund Advisors Canada ULC (since
                                                                       September, 2017); Chief Investment Officer and
                                                                       Director of DFA Australia Limited (since September,
                                                                       2017 and October 2017, respectively); Director,
                                                                       Co-Chief Executive Officer and Chief Investment
                                                                       Officer of Dimensional Cayman Commodity Fund I
                                                                       Ltd. (since September, 2017); Director of
                                                                       Dimensional Funds plc and Dimensional Fund II plc
                                                                       (since August 2014) and Dimensional Fund Advisors
                                                                       Pte. Ltd. (since June 2017); Co-Chief Investment
                                                                       Officer and Vice President (since February 2016) of
                                                                       Dimensional Japan Ltd. Formerly, Executive Vice
                                                                       President (March 2017 - September, 2017),
                                                                       Co-Chief Investment Officer (June 2014 -
                                                                       September, 2017) and Vice President (January 2007
                                                                       - March 2017) of DFAIDG, DFAITC, DIG and DEM;
                                                                       Executive Vice President (February 2017 -
                                                                       September, 2017), Co-Chief Investment Officer
                                                                       (June 2014 - September, 2017) and Vice President
                                                                       (January 2007 - February 2017) of Dimensional
                                                                       Holdings Inc., Dimensional Fund Advisors LP and
                                                                       DFA Securities LLC; Vice President and Co-Chief
                                                                       Investment Officer (April 2014 - September, 2017) of
                                                                       Dimensional Fund Advisors Canada ULC; Co-Chief
                                                                       Investment Officer of DFA Australia Limited (April
                                                                       2014 - September, 2017); Co-Chief Investment
                                                                       Officer of DFA Securities LLC, Dimensional Fund
                                                                       Advisors LP, and Dimensional Holdings LLC (April
                                                                       2014 - September, 2017).

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor's website at http://us.dimensional.com; and (3) on the SEC's website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

                            NOTICE TO SHAREHOLDERS

                                  (UNAUDITED)

For shareholders that do not have an October 31, 2017 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2017 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year November 1, 2016 to October 31, 2017, each Portfolio is designating the following items with regard to distributions paid during the fiscal year. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For each item, it is the intention of the Portfolio to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

                                                                                  QUALIFYING
                                                                                      FOR
                              NET                                                  CORPORATE
                          INVESTMENT    SHORT-TERM     LONG-TERM                   DIVIDENDS   QUALIFYING  FOREIGN    FOREIGN
DFA INVESTMENT              INCOME     CAPITAL GAIN  CAPITAL GAIN      TOTAL       RECEIVED     DIVIDEND     TAX       SOURCE
DIMENSIONS GROUP INC.    DISTRIBUTIONS DISTRIBUTIONS DISTRIBUTIONS DISTRIBUTIONS DEDUCTION (1) INCOME (2) CREDIT (3) INCOME (4)
------------------------ ------------- ------------- ------------- ------------- ------------- ---------- ---------- ----------
Tax-Managed U.S.
 Marketwide Value
 Portfolio..............       45%          --            55%           100%          100%        100%        --          6%
Tax-Managed U.S.
 Equity Portfolio.......      100%          --            --            100%          100%        100%        --         --
Tax-Managed U.S.
 Targeted Value
 Portfolio..............       25%          --            75%           100%          100%        100%        --         --
Tax-Managed U.S.
 Small Cap
 Portfolio..............       30%          --            70%           100%          100%        100%        --         --
T.A. U.S. Core Equity 2
 Portfolio..............       99%          --             1%           100%          100%        100%        --         --
Tax-Managed DFA
 International Value
 Portfolio..............      100%          --            --            100%          100%        100%         9%       100%
T.A. World ex U.S.
 Core Equity
 Portfolio..............      100%          --            --            100%          100%        100%         9%       100%

                                    QUALIFYING
                                      SHORT-
                         QUALIFYING    TERM
DFA INVESTMENT            INTEREST   CAPITAL
DIMENSIONS GROUP INC.    INCOME (5)  GAIN (6)
------------------------ ---------- ----------
Tax-Managed U.S.
 Marketwide Value
 Portfolio..............    100%       100%
Tax-Managed U.S.
 Equity Portfolio.......    100%       100%
Tax-Managed U.S.
 Targeted Value
 Portfolio..............    100%       100%
Tax-Managed U.S.
 Small Cap
 Portfolio..............    100%       100%
T.A. U.S. Core Equity 2
 Portfolio..............    100%       100%
Tax-Managed DFA
 International Value
 Portfolio..............    100%       100%
T.A. World ex U.S.
 Core Equity
 Portfolio..............    100%       100%

(1)Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(2)The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). Please note that these percentages are designated only, refer to your 1099 for actual qualified dividend income.

(3)"Foreign Tax Credit" represents dividends which qualify for the foreign tax credit pass through and is reflected as a percentage of investment company taxable income.

(4)"Foreign Source Income" represents the portion of dividends derived from foreign sources, and is reflected as a percentage of investment company taxable income.

(5)The percentage in this column represents the amount of "Qualifying Interest Income" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(6)The percentage in this column represents the amount of "Qualifying Short-Term Capital Gain" as created by The American Jobs Creation Act of 2004. The information is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

                                                               DFA103117-002A
 [LOGO]                                                              00202777

                      THE DFA SHORT TERM INVESTMENT FUND

                                 ANNUAL REPORT

                          YEAR ENDED OCTOBER 31, 2017

                               TABLE OF CONTENTS

           INVESTMENT SUMMARY

           SCHEDULE OF PORTFOLIO HOLDINGS

           SCHEDULE OF INVESTMENTS

           STATEMENT OF ASSETS AND LIABILITIES

           STATEMENT OF OPERATIONS

           STATEMENTS OF CHANGES IN NET ASSETS

           FINANCIAL HIGHLIGHTS

           NOTES TO FINANCIAL STATEMENTS

           REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

           SUPPLEMENTAL INFORMATION

           FUND MANAGEMENT

                              INVESTMENT SUMMARY

CUMULATIVE PERFORMANCE OF $10,000

 LOGO

The graph represents a hypothetical investment in the Fund versus a similar investment in the Fund's benchmark.

AVERAGE ANNUAL TOTAL RETURNS AND 7-DAY YIELD AS OF 10/31/17

                                      1 YEAR 5 YEAR SINCE INCEPTION 7-DAY YIELD
                                      ------ ------ --------------- -----------
 THE DFA SHORT TERM INVESTMENT FUND    0.94%  0.34%      0.29%         1.22%

 CITIGROUP ONE-MONTH U.S. TREASURY
   BILL INDEX                          0.67%  0.18%      0.15%           --

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED.

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY.

Total return equals income return and assumes reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Yields and returns fluctuate. The seven-day yield quotation more closely reflects current earnings of the Fund than the total return quotation.

--------------------------------------------------------------------------------
THE DFA SHORT TERM INVESTMENT FUND
Schedule of Portfolio Holdings
October 31, 2017
--------------------------------------------------------------------------------

The following table indicates the allocation of investments among the asset classes in the Fund as of October 31, 2017:

                                                       PERCENT OF
              SECURITY ALLOCATION                      INVESTMENTS
              -------------------                      -----------
              Commercial Paper                             57.4%
              Repurchase Agreements                        13.2
              Yankee Certificates of Deposit               12.6
              U.S. Government Agency Securities            11.1
              Corporate Bonds                               2.5
              U.S. Treasury Obligations                     2.2
              Yankee Bonds                                  1.0
                                                          -----
              TOTAL INVESTMENTS                           100.0%

                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
THE DFA SHORT TERM INVESTMENT FUND

Schedule of Investments

October 31, 2017
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                                  Rate            Maturity Face Amount $ Fair Value $
--------------------                        ------------------------- -------- ------------- ------------
CORPORATE BONDS - 2.5%
(r)Apple, Inc.                              1.56% (US0003M + 25 bps)  05/03/18  231,425,000  231,718,859
(r)Berkshire Hathaway Finance               1.66% (US0003M + 30 bps)  01/12/18   34,293,000   34,313,685
(r)Chevron Corp.                            1.67% (US0003M + 36 bps)  11/09/17   13,220,000   13,220,980
(r)General Electric Capital Corp.           2.04% (US0003M + 71 bps)  04/02/18    9,470,000    9,497,964
(r)General Electric Capital Corp.           1.58% (US0003M + 27 bps)  08/07/18    1,000,000    1,001,274
(r)Merck & Co., Inc.                        1.67% (US0003M + 36 bps)  05/18/18   26,700,000   26,750,573
(r)Toyota Motor Credit Corp.                1.39% (US0003M + 8 bps)   05/17/18  300,000,000  300,126,900
                                                                                -----------  -----------
TOTAL CORPORATE BONDS (Cost $616,496,443)                                       616,108,000  616,630,235
                                                                                -----------  -----------
YANKEE BONDS - 1.0%
(r)++Australia & New Zealand Banking Group  1.80% (US0003M + 44 bps)  01/16/18   14,000,000   14,012,224
(r)Australia & New Zealand Banking Group    1.80% (US0003M + 44 bps)  01/16/18   11,190,000   11,199,770
(r)Australia & New Zealand Banking Group    1.87% (US0003M + 56 bps)  05/15/18    8,300,000    8,319,562
(r)Bank of Montreal                         1.51% (US0001M + 28 bps)  05/08/18  100,000,000  100,058,101
(r)++European Investment Bank               1.26% (US0001M + 2 bps)   07/06/18   23,580,000   23,575,205
(r)++National Australia Bank, Ltd.          1.99% (US0003M + 64 bps)  07/23/18    1,600,000    1,606,307
(r)National Australia Bank, Ltd.            1.99% (US0003M + 64 bps)  07/23/18   18,000,000   18,070,956
(r)Statoil ASA                              1.51% (US0003M + 20 bps)  11/09/17    6,506,000    6,506,277
(r)Statoil ASA                              1.76% (US0003M + 46 bps)  11/08/18   28,902,000   29,022,164
(r)Toronto Dominion Bank                    1.90% (US0003M + 54 bps)  07/23/18   11,000,000   11,034,842
(r)Westpac Banking Corp.                    1.69% (US0003M + 37 bps)  12/01/17   11,300,000   11,303,090
(r)Westpac Banking Corp.                    1.74% (US0003M + 43 bps)  05/25/18    1,500,000    1,502,674
(r)Westpac Banking Corp.                    2.11% (US0003M + 74 bps)  07/30/18    4,405,000    4,425,388
                                                                                -----------  -----------
TOTAL YANKEE BONDS (Cost $240,587,248)                                          240,283,000  240,636,560
                                                                                -----------  -----------
COMMERCIAL PAPER - 57.4%
(r)++ANZ New Zealand International, Ltd.    1.41% (US0001M + 18 bps)  07/10/18   50,000,000   50,001,400
(y)++Apple, Inc.                            1.16%                     11/08/17  150,000,000  149,963,300
(y)++Apple, Inc.                            1.21%                     12/18/17  150,000,000  149,772,401
(y)++Archer-Daniels-Midland                 1.10%                     11/02/17  100,000,000   99,993,756
(y)++Archer-Daniels-Midland                 1.14%                     11/06/17   80,000,000   79,984,946
(y)++Australia & New Zealand Banking Group  1.19%                     11/14/17   80,000,000   79,962,386
(r)++Australia & New Zealand Banking Group  1.40% (US0001M + 16 bps)  05/24/18  100,000,000  100,015,100
(r)++Australia & New Zealand Banking Group  1.40% (US0001M + 16 bps)  08/07/18   60,000,000   59,996,820
(y)++Automatic Data Processing, Inc.        1.12%                     11/02/17  100,000,000   99,993,756
(y)++Bank Nederlandse Gemeent               1.22%                     11/06/17  175,000,000  174,964,445
(y)++Bank Nederlandse Gemeent               1.20%                     11/08/17   45,000,000   44,987,790
(y)++Bank Nederlandse Gemeent               1.24%                     11/10/17  230,000,000  229,921,799
(y)++Bank Nederlandse Gemeent               1.24%                     11/13/17  200,000,000  199,911,312
(r)++Bank of Nova Scotia                    1.50% (US0003M + 14 bps)  04/11/18  100,000,000  100,054,100
(y)Banque Et Caisse d'Epargne de l'Etat     1.32%                     01/23/18   29,650,000   29,561,722
(y)++Bristol-Myers Squibb Co.               1.14%                     12/05/17   70,000,000   69,923,438
(y)++Caisse des Depots et Consignations     1.29%                     11/03/17  100,000,000   99,990,225
(y)++Caisse des Depots et Consignations     1.29%                     11/21/17  100,000,000   99,930,117
(y)++Caisse des Depots et Consignations     1.30%                     12/05/17  100,000,000   99,881,681
(y)++Colgate-Palmolive Co.                  1.08%                     11/06/17   50,000,000   49,990,842
(r)++Commonwealth Bank of Australia         1.76% (US0001M + 52 bps)  12/14/17  150,000,000  150,099,900
(r)++Commonwealth Bank of Australia         1.70% (US0001M + 46 bps)  02/02/18  100,000,000  100,107,500
(r)++Commonwealth Bank of Australia         1.65% (US0001M + 41 bps)  02/15/18  120,000,000  120,123,360
(r)++Commonwealth Bank of Australia         1.57% (US0001M + 34 bps)  03/02/18  100,000,000  100,088,200
(r)++Commonwealth Bank of Australia         1.56% (US0001M + 32 bps)  03/16/18   70,000,000   70,061,600
(r)++Commonwealth Bank of Australia         1.54% (US0001M + 30 bps)  03/23/18   75,000,000   75,062,250
(r)++Commonwealth Bank of Australia         1.41% (US0001M + 18 bps)  05/02/18   29,000,000   29,009,135
(r)++Commonwealth Bank of Australia         1.40% (US0001M + 17 bps)  06/01/18   45,000,000   45,011,430
(r)++Commonwealth Bank of Australia         1.43% (US0001M + 19 bps)  10/05/18  120,000,000  119,986,560
(y)++DBS Bank, Ltd.                         1.31%                     11/01/17   72,700,000   72,697,510
(y)++ELI Lilly & Co.                        1.10%                     11/06/17  100,000,000   99,981,683
(y)++Erste Abwicklungsanstalt               1.27%                     11/17/17   20,000,000   19,988,922
(y)++Erste Abwicklungsanstalt               1.27%                     12/04/17  150,000,000  149,830,850
(y)++Erste Abwicklungsanstalt               1.28%                     12/06/17  150,000,000  149,820,600
(y)++Erste Abwicklungsanstalt               1.37%                     01/16/18   43,500,000   43,375,138
(y)Export Development Canada Corp.          1.12%                     11/03/17   15,650,000   15,648,572
(y)Exxon Mobil Corp.                        1.08%                     11/03/17   50,000,000   49,995,579
(y)Exxon Mobil Corp.                        1.09%                     11/07/17  200,000,000  199,958,388
(r)GE Capital Treasury LLC                  1.33% (US0001M + 10 bps)  12/04/17   75,000,000   75,009,900
(y)GE Capital Treasury LLC                  1.25%                     12/07/17   75,000,000   74,908,811
(y)GE Capital Treasury LLC                  1.26%                     12/12/17   75,000,000   74,895,000
(y)GE Capital Treasury LLC                  1.22%                     12/19/17   80,000,000   79,866,175

                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
THE DFA SHORT TERM INVESTMENT FUND

Schedule of Investments (continued)

October 31, 2017
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                               Rate            Maturity Face Amount $ Fair Value $
--------------------                     ------------------------- -------- ------------- ------------
COMMERCIAL PAPER - 57.4% (CONTINUED)
(r)GE Capital Treasury LLC               1.35% (US0001M + 11 bps)  12/20/17   75,000,000   75,013,575
(y)General Electric Capital Corp.        1.20%                     12/04/17  200,000,000  199,778,434
(y)General Electric Capital Corp.        1.20%                     12/14/17  200,000,000  199,704,956
(y)++Kimberly-Clark Worldwide Corp.      1.10%                     11/06/17   20,600,000   20,595,918
(y)++Koch Resources LLC                  1.12%                     11/02/17   50,000,000   49,996,795
(y)++Koch Resources LLC                  1.14%                     11/09/17   50,000,000   49,985,475
(y)++Kreditanstalt Fur Wiederaufbau      1.34%                     01/25/18  170,000,000  169,450,125
(y)++Landesbank Hessen-Thuri             1.20%                     11/01/17  200,000,000  199,993,333
(y)++Landesbank Hessen-Thuri             1.19%                     11/02/17  250,000,000  249,983,332
(y)++Landesbank Hessen-Thuri             1.19%                     11/06/17  165,000,000  164,966,946
(y)++Landesbank Hessen-Thuri             1.20%                     11/28/17   30,000,000   29,971,790
(y)++Landesbank Hessen-Thuri             1.20%                     12/07/17  130,000,000  129,838,063
(y)++L'Oreal USA, Inc.                   1.12%                     11/02/17   60,000,000   59,996,353
(y)++Massachusetts Mutual Life Co.       1.18%                     11/09/17   25,000,000   24,992,738
(y)++Massachusetts Mutual Life Co.       1.18%                     11/10/17   25,000,000   24,991,917
(y)++Merck & Co., Inc.                   1.11%                     11/15/17  275,000,000  274,872,812
(y)++Microsoft Corp.                     1.17%                     12/14/17  230,000,000  229,681,219
(r)++National Australia Bank, Ltd.       1.66% (US0003M + 34 bps)  12/06/17   50,000,000   50,022,500
(r)++National Australia Bank, Ltd.       1.54% (US0003M + 23 bps)  02/08/18  200,000,000  200,166,799
(r)++National Australia Bank, Ltd.       1.34% (US0001M + 10 bps)  02/08/18   50,000,000   50,005,950
(r)++National Australia Bank, Ltd.       1.35% (US0001M + 11 bps)  02/12/18   50,000,000   50,006,700
(r)++National Australia Bank, Ltd.       1.65% (US0001M + 41 bps)  02/16/18  100,000,000  100,101,600
(r)++National Australia Bank, Ltd.       1.59% (US0001M + 35 bps)  03/06/18  100,000,000  100,089,700
(r)++National Australia Bank, Ltd.       1.38% (US0001M + 14 bps)  06/11/18   50,000,000   49,993,200
(r)++National Australia Bank, Ltd.       1.42% (US0001M + 18 bps)  09/13/18  150,000,000  149,985,750
(r)++National Australia Bank, Ltd.       1.42% (US0001M + 18 bps)  10/12/18   40,000,000   39,994,360
(y)++Nederlandse Waterschaps             1.19%                     11/01/17  100,000,000   99,996,800
(y)++Nederlandse Waterschaps             1.25%                     11/14/17  100,000,000   99,954,539
(y)++Nederlandse Waterschaps             1.24%                     12/01/17   25,000,000   24,974,361
(y)++Nederlandse Waterschaps             1.28%                     12/13/17  200,000,000  199,712,616
(y)++Nederlandse Waterschapsbank NV      1.24%                     11/13/17  336,043,000  335,901,263
(y)++Nestle Capital Corp.                1.17%                     12/05/17   46,250,000   46,198,065
(y)++Nordea Bank AB                      1.26%                     11/03/17  100,000,000   99,990,308
(y)++Nordea Bank AB                      1.26%                     11/29/17  100,000,000   99,904,219
(y)++Nordea Bank AB                      1.25%                     12/12/17  100,000,000   99,859,767
(y)++Nordea Bank AB                      1.25%                     12/19/17  100,000,000   99,835,442
(y)++Novartis Finance Corp.              1.13%                     11/01/17   16,250,000   16,249,507
(y)++Novartis Finance Corp.              1.13%                     11/06/17   20,000,000   19,996,337
(y)++Novartis Finance Corp.              1.11%                     11/08/17   30,000,000   29,992,660
(y)++Novartis Finance Corp.              1.11%                     11/09/17   30,000,000   29,991,735
(y)++NRW Bank                            1.24%                     11/22/17  200,000,000  199,845,634
(y)++NRW.Bank                            1.23%                     11/03/17  100,000,000   99,990,008
(y)++NRW.Bank                            1.23%                     11/14/17  100,000,000   99,951,894
(y)++NRW.Bank                            1.23%                     11/17/17   95,000,000   94,944,058
(y)++NRW.Bank                            1.25%                     11/20/17  100,000,000   99,930,167
(y)++NRW.Bank                            1.28%                     11/21/17  150,000,000  149,889,750
(y)++NRW.Bank                            1.25%                     12/01/17   31,000,000   30,965,511
(y)++NRW.Bank                            1.28%                     12/08/17   57,225,000   57,146,173
(y)Oesterreich Kontrollbank              1.16%                     11/15/17   85,000,000   84,956,438
(y)Oesterreich Kontrollbank              1.25%                     12/19/17  136,940,000  136,703,470
(y)++Oversea-Chinese Banking Corp., Ltd. 1.29%                     11/22/17  100,000,000   99,923,794
(y)++Oversea-Chinese Banking Corp., Ltd. 1.26%                     11/27/17   22,350,000   22,328,963
(y)++Oversea-Chinese Banking Corp., Ltd. 1.32%                     12/07/17  100,000,000   99,869,267
(r)++Oversea-Chinese Banking Corp., Ltd. 1.37% (US0001M + 13 bps)  01/12/18   76,000,000   76,017,252
(y)++Pfizer, Inc.                        1.17%                     12/12/17  113,000,000  112,850,764
(y)++Procter & Gamble Co.                1.16%                     11/28/17   32,659,000   32,630,576
(y)++Province of Quebec                  1.10%                     12/05/17  200,000,000  199,781,250
(r)++PSP Capital, Inc.                   1.32% (US0001M + 9 bps)   11/03/17   69,000,000   69,000,966
(y)++PSP Capital, Inc.                   1.13%                     11/07/17  100,000,000   99,977,444
(y)++PSP Capital, Inc.                   1.20%                     11/20/17   50,000,000   49,967,306
(y)++Roche Holdings, Inc.                1.09%                     11/06/17   25,000,000   24,995,421
(y)++Roche Holdings, Inc.                1.08%                     11/07/17   50,000,000   49,989,306
(y)++Sanofi-Aventis                      1.13%                     11/13/17  150,000,000  149,939,984
(y)++Sanofi-Aventis                      1.21%                     12/20/17   75,000,000   74,881,250
(y)++Sanofi-Aventis                      1.22%                     12/22/17   29,500,000   29,451,338
(y)++Siemens Capital Co. LLC             1.11%                     11/07/17  100,000,000   99,978,611
(y)++Simon Property GRP, LP              1.19%                     12/11/17   33,227,000   33,180,417
(y)++Simon Property GRP, LP              1.23%                     12/18/17   15,000,000   14,975,240

                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
THE DFA SHORT TERM INVESTMENT FUND

Schedule of Investments (continued)

October 31, 2017
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                              Rate            Maturity Face Amount $   Fair Value $
--------------------                    ------------------------- -------- -------------- --------------
COMMERCIAL PAPER - 57.4% (CONTINUED)
(y)++Skandinaviska Enskilda Banken AB   1.26%                     11/15/17    100,000,000     99,952,083
(y)++Skandinaviska Enskilda Banken AB   1.27%                     12/12/17     50,000,000     49,930,817
(y)++Skandinaviska Enskilda Banken AB   1.18%                     12/19/17    200,000,000    199,674,694
(y)++Sumitomo Mitsui Bank NY            1.17%                     11/02/17     35,000,000     34,997,752
(y)++Sumitomo Mitsui Bank NY            1.20%                     11/15/17    100,000,000     99,950,417
(y)++Sumitomo Mitsui Bank NY            1.29%                     12/12/17     75,000,000     74,889,575
(y)++Svenska Handelsbank AB             1.27%                     12/27/17    100,000,000     99,805,408
(y)Swedbank                             1.15%                     11/01/17    200,000,000    199,993,715
(y)Swedbank                             1.15%                     11/06/17    200,000,000    199,962,066
(y)Swedbank                             1.19%                     11/27/17    150,000,000    149,868,825
(y)++Total Capital Canada, Ltd.         1.12%                     11/01/17    200,000,000    199,993,787
(y)++Total Capital Canada, Ltd.         1.22%                     11/16/17    150,000,000    149,921,867
(y)++Total Capital Canada, Ltd.         1.17%                     12/04/17    150,000,000    149,829,434
(y)Toyota Motor Credit Corp.            1.21%                     12/06/17    150,000,000    149,827,800
(r)Toyota Motor Credit Corp.            1.44% (US0001M + 20 bps)  12/20/17    150,000,000    150,045,300
(r)Toyota Motor Credit Corp.            1.36% (US0001M + 12 bps)  02/07/18    200,000,000    200,041,199
(y)++United Overseas Bank               1.25%                     11/07/17    200,000,000    199,953,722
(y)++United Overseas Bank               1.26%                     11/15/17     80,000,000     79,960,000
(y)++United Overseas Bank               1.26%                     11/27/17     53,000,000     52,951,664
(y)++United Overseas Bank               1.30%                     11/29/17     50,000,000     49,950,902
(y)++United Overseas Bank               1.29%                     12/08/17    150,000,000    149,804,775
(y)++United Overseas Bank               1.29%                     12/14/17    250,000,000    249,620,194
(r)++Westpac Banking Corp.              1.61% (US0003M + 30 bps)  11/02/17     75,000,000     75,001,875
(r)++Westpac Banking Corp.              1.65% (US0001M + 41 bps)  02/16/18    100,000,000    100,101,900
(r)++Westpac Banking Corp.              1.57% (US0001M + 34 bps)  03/01/18    100,000,000    100,084,400
(r)Westpac Banking Corp.                1.55% (US0001M + 32 bps)  03/02/18     80,000,000     80,062,480
(r)++Westpac Banking Corp.              1.47% (US0003M + 15 bps)  03/19/18     75,000,000     75,047,475
(r)++Westpac Banking Corp.              1.39% (US0001M + 15 bps)  07/02/18     80,000,000     79,991,520
(r)++Westpac Banking Corp.              1.43% (US0001M + 19 bps)  10/05/18     25,000,000     24,991,625
(r)++Westpac Banking Corp.              1.46% (US0003M + 11 bps)  10/05/18    100,000,000    100,015,000
(r)++Westpac Securities NZ Ltd.         1.45% (US0001M + 21 bps)  05/11/18     66,500,000     66,524,007
                                                                           -------------- --------------
TOTAL COMMERCIAL PAPER
  (Cost $14,316,611,948)                                                   14,325,044,000 14,317,874,888
                                                                           -------------- --------------
YANKEE CERTIFICATES OF DEPOSIT - 12.6%
(r)Bank of Montreal                     1.78% (US0001M + 54 bps)  01/11/18    100,000,000    100,104,700
(r)Bank of Nova Scotia                  1.65% (US0003M + 33 bps)  12/08/17    100,000,000    100,046,200
(r)Bank of Nova Scotia                  1.48% (US0003M + 16 bps)  03/20/18    100,000,000    100,058,300
Oversea-Chinese Banking Corp., Ltd.     1.30%                     11/07/17    200,000,000    200,002,940
(r)Rabobank Nederland NY                1.61% (US0003M + 30 bps)  11/06/17     75,000,000     75,005,625
(r)Rabobank Nederland NY                1.34% (US0001M + 10 bps)  03/15/18    150,000,000    150,002,700
(r)Rabobank Nederland NY                1.38% (US0001M + 14 bps)  06/20/18     50,000,000     49,994,200
(r)Rabobank Nederland NY                1.40% (US0001M + 16 bps)  07/12/18    100,000,000     99,994,400
(r)Rabobank Nederland NY                1.42% (US0001M + 18 bps)  10/05/18    100,000,000     99,981,500
(r)Royal Bank of Canada NY              1.62% (US0003M + 30 bps)  12/08/17    100,000,000    100,043,100
(r)Royal Bank of Canada NY              1.62% (US0003M + 30 bps)  12/19/17    100,000,000    100,054,300
(r)Royal Bank of Canada NY              1.76% (US0001M + 52 bps)  12/22/17    100,000,000    100,076,900
(r)Royal Bank of Canada NY              1.58% (US0001M + 35 bps)  03/07/18    100,000,000    100,090,400
(r)Royal Bank of Canada NY              1.56% (US0001M + 32 bps)  03/20/18    100,000,000    100,083,600
(r)Royal Bank of Canada NY              1.42% (US0001M + 18 bps)  05/25/18     50,000,000     50,002,750
(r)Royal Bank of Canada NY              1.44% (US0003M + 13 bps)  06/12/18     30,000,000     30,013,080
(r)Royal Bank of Canada NY              1.51% (US0003M + 13 bps)  07/27/18    100,000,000     99,936,200
(r)Royal Bank of Canada NY              1.47% (US0003M + 13 bps)  10/04/18     25,000,000     25,006,700
(r)Royal Bank of Canada NY              1.49% (US0001M + 25 bps)  11/06/18    100,000,000    100,000,200
(r)Svenska Handelsbanken NY             1.35% (US0001M + 12 bps)  12/08/17    212,000,000    212,034,556
(r)Svenska Handelsbanken NY             1.38% (US0001M + 15 bps)  05/02/18     50,000,000     50,005,650
(r)Svenska Handelsbanken NY             1.38% (US0001M + 14 bps)  07/30/18    150,000,000    149,967,450
(r)Svenska Handelsbanken NY             1.41% (US0001M + 18 bps)  08/08/18    150,000,000    150,003,600
(r)Toronto Dominion Bank NY             1.61% (US0003M + 30 bps)  11/08/17    100,000,000    100,009,900
(r)Toronto Dominion Bank NY             1.76% (US0001M + 52 bps)  11/20/17    150,000,000    150,048,000
(r)Toronto Dominion Bank NY             1.57% (US0001M + 34 bps)  03/05/18    100,000,000    100,084,800
(r)Toronto Dominion Bank NY             1.58% (US0001M + 34 bps)  03/13/18    100,000,000    100,085,800
(r)Toronto Dominion Bank NY             1.49% (US0001M + 26 bps)  05/07/18    100,000,000    100,052,600
(r)Toronto Dominion Bank NY             1.41% (US0001M + 17 bps)  05/23/18     80,000,000     80,003,040
(r)Toronto Dominion Bank NY             1.42% (US0001M + 18 bps)  07/12/18     55,000,000     54,996,920
(r)Toronto Dominion Bank NY             1.46% (US0003M + 11 bps)  11/06/18     25,000,000     24,997,950
(r)Westpac Banking Corp. NY             1.74% (US0001M + 50 bps)  01/05/18    100,000,000    100,090,400
                                                                           -------------- --------------
TOTAL YANKEE CERTIFICATES OF DEPOSIT
  (Cost $3,152,000,000)                                                     3,152,000,000  3,152,878,461
                                                                           -------------- --------------

                      See Notes to Financial Statements.

--------------------------------------------------------------------------------
THE DFA SHORT TERM INVESTMENT FUND

Schedule of Investments (concluded)

October 31, 2017
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                                                          Rate  Maturity Face Amount $  Fair Value $
--------------------                                                          ----  -------- ------------- ---------------
U.S. GOVERNMENT AGENCY SECURITIES - 11.1%
(y)Federal Home Loan Bank                                                     1.08% 11/01/17   100,000,000     100,000,000
(y)Federal Home Loan Bank                                                     1.03% 11/03/17    75,000,000      74,995,800
(y)Federal Home Loan Bank                                                     1.03% 11/07/17   100,000,000      99,983,200
(y)Federal Home Loan Bank                                                     1.03% 11/08/17   200,000,000     199,960,800
(y)Federal Home Loan Bank                                                     1.04% 11/10/17   100,000,000      99,974,700
(y)Federal Home Loan Bank                                                     1.05% 11/15/17   100,000,000      99,960,700
(y)Federal Home Loan Bank                                                     1.05% 11/17/17   200,000,000     199,910,200
(y)Federal Home Loan Bank                                                     1.04% 11/22/17   150,000,000     149,911,650
(y)Federal Home Loan Bank                                                     1.01% 11/24/17   100,000,000      99,935,500
(y)Federal Home Loan Bank                                                     1.03% 11/29/17   150,000,000     149,882,100
(y)Federal Home Loan Bank                                                     1.05% 12/06/17   200,000,000     199,797,800
(y)Federal Home Loan Bank                                                     1.05% 12/08/17    50,000,000      49,946,550
(y)Federal Home Loan Bank                                                     1.05% 12/13/17   100,000,000      99,878,700
(y)Federal Home Loan Bank                                                     1.05% 12/20/17   100,000,000      99,858,400
(y)Federal Home Loan Bank                                                     1.05% 12/22/17    70,000,000      69,896,890
(y)Federal Home Loan Bank                                                     1.05% 12/27/17   100,000,000      99,838,200
(y)Federal Home Loan Bank                                                     1.06% 01/03/18   200,000,000     199,608,000
(y)Federal Home Loan Bank                                                     1.09% 01/10/18   100,000,000      99,782,200
(y)Federal Home Loan Bank                                                     1.11% 01/17/18   200,000,000     199,520,800
(y)Federal Home Loan Bank                                                     1.11% 01/23/18   100,000,000      99,741,800
(y)Federal Home Loan Bank                                                     1.12% 01/24/18   100,000,000      99,738,700
(y)Federal Home Loan Bank                                                     1.13% 01/26/18   100,000,000      99,732,400
(y)Federal Home Loan Bank                                                     1.15% 01/31/18    75,000,000      74,787,675
                                                                                             ------------- ---------------
TOTAL U.S. GOVERNMENT AGENCY SECURITIES
  (Cost $2,766,659,274)                                                                      2,770,000,000   2,766,642,765
                                                                                             ------------- ---------------
REPURCHASE AGREEMENTS - 13.2%
Bank of America Corp. (Purchased on 10/31/2017, Proceeds at maturity
  $150,004,375, collateralized by U.S. Treasury Securities, 2.13%, 03/31/24,
  market value $153,000,076)                                                  1.05% 11/01/17   150,000,000     150,000,000
Barclays Capital, Inc. (Purchased on 10/31/2017, Proceeds at maturity
  $800,023,333, collateralized by U.S. Treasury Securities, 0.00% - 3.63%,
  11/16/17 - 02/15/24, market value $816,000,008)                             1.05% 11/01/17   800,000,000     800,000,000
Goldman Sachs & Co. (Purchased on 10/31/2017, Proceeds at maturity
  $200,005,778, collateralized by U.S. Government Agency Backed Securities,
  1.88% - 8.75%, 08/15/20 - 08/15/52, market value $204,000,000)              1.04% 11/01/17   200,000,000     200,000,000
HSBC Securities (USA), Inc. (Purchased on 10/31/2017, Proceeds at maturity
  $100,002,861, collateralized by U.S. Treasury Securities, 0.00% - 2.38%,
  01/01/18 - 08/15/24, market value $104,760,351)                             1.03% 11/01/17   100,000,000     100,000,000
JPMorgan Securities (Purchased on 10/31/2017, Proceeds at maturity
  $400,011,778, collateralized by U.S. Government Agency Backed Securities,
  0.00% - 3.40%, 01/01/18 - 07/15/27, market value $437,883,397)              1.06% 11/01/17   400,000,000     400,000,000
Mizuho Securities USA, Inc. (Purchased on 10/31/2017, Proceeds at maturity
  $300,008,750, collateralized by U.S. Treasury Securities, 1.21% - 3.13%,
  01/31/19 - 05/15/25, market value $306,000,057)                             1.05% 11/01/17   300,000,000     300,000,000
Royal Bank of Canada (Purchased on 10/31/2017, Proceeds at maturity
  $750,021,667, collateralized by U.S. Treasury Securities, 1.38% - 2.00%,
  01/31/21 - 02/15/25, market value $765,000,060)                             1.04% 11/01/17   750,000,000     750,000,000
Toronto Dominion Bank NY (Purchased on 10/31/2017, Proceeds at maturity
  $600,017,500, collateralized by U.S. Government Agency Backed Securities,
  0.13% - 6.25%, 11/13/17 - 07/15/27, market value $612,000,029)              1.05% 11/01/17   600,000,000     600,000,000
                                                                                             ------------- ---------------
TOTAL REPURCHASE AGREEMENTS (Cost $3,300,000,000)                                            3,300,000,000   3,300,000,000
                                                                                             ------------- ---------------
U.S. TREASURY OBLIGATIONS - 2.2%
(y)U.S. Treasury Bill                                                         1.02% 12/14/17   100,000,000      99,884,437
(y)U.S. Treasury Bill                                                         1.04% 01/02/18   200,000,000     199,643,500
(y)U.S. Treasury Bill                                                         1.07% 01/18/18   100,000,000      99,765,458
(y)U.S. Treasury Bill                                                         1.21% 04/05/18   150,000,000     149,212,083
                                                                                             ------------- ---------------
TOTAL U.S. TREASURY OBLIGATIONS (Cost $548,513,799)                                            550,000,000     548,505,478
                                                                                             ------------- ---------------
TOTAL INVESTMENTS (Cost $24,940,868,712) - 100.0%                                                          $24,943,168,387
                                                                                                           ===============

AB--Aktiebolag (Swedish Stock Company)
LLC--Limited Liability Co.
LP--Limited Partnership
NY--New York Shares
US0001M--1 Month US Dollar LIBOR
US0003M--3 Month US Dollar LIBOR

++ Rule 144A, Section 4(2), or other security which is restricted as to resale to institutional investors. The Fund's Advisor has deemed this security to be liquid based upon procedures approved by the Board of Directors/Trustees. The aggregate value of these securities at October 31, 2017 was $11,931,266,219 which represented 47.8% of the total investments of the Fund.
(r)The adjustable/variable rate shown is effective as of October 31, 2017.
(y)The rate shown is the effective yield.

                      See Notes to Financial Statements.

THE DFA SHORT TERM INVESTMENT FUND

STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 2017

ASSETS:
Investments, at value                                                                               $21,643,168,387
Repurchase agreements, at value                                                                       3,300,000,000
                                                                                                    ---------------
       Total Investments                                                                             24,943,168,387
                                                                                                    ---------------
Cash                                                                                                    471,484,878
Interest receivable                                                                                      10,776,959
                                                                                                    ---------------
       Total Assets                                                                                  25,425,430,224
                                                                                                    ---------------
LIABILITIES:
Payable for investments purchased                                                                       119,772,806
Distributions payable                                                                                    27,314,202
Accrued expenses and other payables:
   Investment Management Fees                                                                             1,140,712
   Director/Trustee Fees                                                                                    541,929
   Transfer Agent Fees                                                                                        9,376
   Professional Fees                                                                                         24,273
   CCO Fees                                                                                                   2,063
   Other Expenses                                                                                           173,362
                                                                                                    ---------------
       Total Liabilities                                                                                148,978,723
                                                                                                    ---------------
Net Assets                                                                                          $25,276,451,501
                                                                                                    ===============
NET ASSETS CONSIST OF:
Capital                                                                                             $25,274,207,573
Accumulated Net Investment Loss                                                                            (165,000)
Accumulated Net Realized Gains from Investment Transactions                                                 109,253
Net Unrealized Appreciation on Investments                                                                2,299,675
                                                                                                    ---------------
NET ASSETS                                                                                          $25,276,451,501
                                                                                                    ===============
Shares of Beneficial Interest (Unlimited Number of Shares Authorized, No Par value)                   2,184,376,045
                                                                                                    ===============
Net Asset Value (Offering and Redemption Price Per Share)                                           $       11.5715
                                                                                                    ===============
Investments at cost                                                                                 $24,940,868,712

                      See Notes to Financial Statements.

THE DFA SHORT TERM INVESTMENT FUND

STATEMENT OF OPERATIONS
OCTOBER 31, 2017

INVESTMENT INCOME:
Interest                                                                                            $262,685,883
                                                                                                    ------------
   Total Investment Income                                                                           262,685,883
                                                                                                    ------------
EXPENSES:
Investment Management Fees                                                                            13,109,062
Administration Fees                                                                                    1,704,168
Transfer Agent Fees                                                                                      106,009
Professional Fees                                                                                        109,578
Director/Trustee Fees                                                                                    235,196
CCO Fees                                                                                                  24,394
Other Expenses                                                                                           546,969
                                                                                                    ------------
Total Expenses Before Fee Reductions                                                                  15,835,376
                                                                                                    ------------
   Fees Paid Indirectly                                                                               (1,704,168)
                                                                                                    ------------
Net Expenses                                                                                          14,131,208
                                                                                                    ------------
   Net Investment Income                                                                             248,554,675
                                                                                                    ------------
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS
Net Realized Gains from Investment Transactions                                                          109,822
Net Change in Unrealized Appreciation on Investments                                                  (2,591,932)
                                                                                                    ------------
Net Realized and Unrealized Losses from Investments                                                   (2,482,110)
                                                                                                    ------------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS                                                      $246,072,565
                                                                                                    ============


                      See Notes to Financial Statements.

THE DFA SHORT TERM INVESTMENT FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                    FOR THE YEAR       FOR THE YEAR
                                                                                       ENDED              ENDED
                                                                                  OCTOBER 31, 2017   OCTOBER 31, 2016
                                                                                 -----------------  -----------------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
   Net Investment Income                                                         $     248,554,675  $      90,403,238
   Net Realized Gains from Investment Transactions                                         109,822             22,440
   Net Change in Unrealized Appreciation on Investments                                 (2,591,932)         4,830,003
                                                                                 -----------------  -----------------
   Change in net assets resulting from operations                                      246,072,565         95,255,681
                                                                                 -----------------  -----------------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net Investment Income                                                              (248,683,812)       (90,469,339)
   Net Realized Gains                                                                      (19,983)          (116,140)
                                                                                 -----------------  -----------------
   Change in Net Assets from Distributions to Shareholders                            (248,703,795)       (90,585,479)
                                                                                 -----------------  -----------------
CAPITAL TRANSACTIONS:
   Proceeds from Shares Issued                                                     116,171,372,725    101,244,735,044
   Dividends Reinvested                                                                     35,755                623
   Cost of Shares Redeemed                                                        (113,325,139,268)  (102,047,247,025)
                                                                                 -----------------  -----------------
   Change in Net Assets from Capital Transactions                                    2,846,269,212       (802,511,358)
                                                                                 -----------------  -----------------
Change in Net Assets                                                                 2,843,637,982       (797,841,156)
NET ASSETS:
Beginning of Period                                                                 22,432,813,519     23,230,654,675
                                                                                 -----------------  -----------------
End of Period                                                                    $  25,276,451,501  $  22,432,813,519
                                                                                 =================  =================
Accumulated Net Investment Loss                                                  $        (165,000) $         (35,863)
                                                                                 =================  =================
SHARES TRANSACTIONS:
   Shares Issued                                                                    10,038,493,888      8,750,547,594
   Reinvested                                                                                3,090                 54
   Shares Redeemed                                                                  (9,792,598,203)    (8,819,887,986)
                                                                                 -----------------  -----------------
Change in Shares                                                                       245,898,775        (69,340,338)
                                                                                 =================  =================


                      See Notes to Financial Statements.

THE DFA SHORT TERM INVESTMENT FUND

FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------

                                                  FOR THE        FOR THE        FOR THE          FOR THE          FOR THE
                                                YEAR ENDED     YEAR ENDED     YEAR ENDED       YEAR ENDED       YEAR ENDED
                                                OCTOBER 31,    OCTOBER 31,    OCTOBER 31,      OCTOBER 31,      OCTOBER 31,
                                                   2017        2016 /(a)/        2015             2014             2013
                                              -----------      -----------  -----------      -----------      -----------
NET ASSET VALUE, BEGINNING OF PERIOD          $   11.5723      $   11.5700  $     11.57      $     11.57      $     11.57
                                              -----------      -----------  -----------      -----------      -----------
INVESTMENT ACTIVITIES:
   Net Investment Income                           0.1090           0.0472         0.01             0.01             0.01
   Net Realized and Unrealized Gain/(Losses)
     on Investments                               (0.0007)          0.0024          -- /(b)/         -- /(b)/         -- /(b)/
                                              -----------      -----------  -----------      -----------      -----------
Total from Investment Activities                   0.1083           0.0496         0.01             0.01             0.01
                                              -----------      -----------  -----------      -----------      -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net Investment Income                          (0.1091)         (0.0472)       (0.01)           (0.01)           (0.01)
   Net Realized Gains                                 -- /(b)/     (0.0001)         -- /(b)/         -- /(b)/         -- /(b)/
                                              -----------      -----------  -----------      -----------      -----------
Total Distributions                               (0.1091)         (0.0473)       (0.01)           (0.01)           (0.01)
                                              -----------      -----------  -----------      -----------      -----------
NET ASSET VALUE, END OF PERIOD                $   11.5715      $   11.5723  $     11.57      $     11.57      $     11.57
                                              ===========      ===========  ===========      ===========      ===========
Total Return                                         0.94%            0.43%        0.11%            0.08%            0.13%

SUPPLEMENTAL DATA:
Net Assets, End of Period (000's)             $25,276,452      $22,432,814  $23,230,655      $24,343,666      $19,492,456

RATIOS TO AVERAGE NET ASSETS:
Net Investment Income                                0.95%            0.41%        0.11%            0.08%            0.12%
Gross Expenses                                       0.06%            0.06%        0.06%            0.06%            0.06%
Net Expenses/(c)/                                    0.05%            0.05%        0.06%            0.06%            0.06%

(a)As a result of the SEC's rules on money market reform, the financial highlight values are now presented to 4 digits beginning in 2016.
(b)Amount less than $0.005.
(c)Ratio as disclosed reflects the impact of custody fee credits earned by the fund on cash balances.

                      See Notes to Financial Statements.

THE DFA SHORT TERM INVESTMENT FUND

A. ORGANIZATION

The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940 (the "1940 Act"). The Trust consists of eleven series, one of which, The DFA Short Term Investment Fund (the "Fund"), is included in this report. The remaining series are presented in separate reports. The Fund is an investment company and, accordingly, follows the accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Certification ("ASC") Topic 946, "Financial Services - Investment Companies."

The investment objective of the Fund is to seek to provide a high level of current income consistent with liquidity and the preservation of capital. As a money market fund, the Fund will pursue its investment objective by investing in U.S. dollar-denominated short-term debt securities that meet the strict standards established by the Board of Trustees of the Trust (the "Board"), which are in accordance with Rule 2a-7 under the 1940 Act.

The Board is responsible for establishing the Trust's policies and for overseeing the management of the Trust. Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on prior experience, the Trust expects the risk of loss to be remote.

B. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP"). Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1. SECURITY VALUATION - The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

 . Level 1  -   inputs are quoted prices in active markets for identical
                securities

 . Level 2  -   other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 . Level 3  -   significant unobservable inputs (including the Fund's own
                assumptions in determining the fair value of investments)

The securities held by the Fund are valued at market value or fair value in accordance with procedures adopted by the Board. Debt securities are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources, including broker/dealers that typically handle the purchase and sale of such securities.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board. These valuations are generally categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. During the year ended October 31, 2017, only securities classified as Level 2 in the fair value hierarchy were held by the Fund.

A summary of the inputs used to value the Fund's investments is disclosed previously in this Note. A valuation hierarchy table has been provided below. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For the year ended October 31, 2017, there were no transfers between Level 1 and Level 2, and no Level 3 investments were held by the Fund.

THE DFA SHORT TERM INVESTMENT FUND

October 31, 2017

When determining the fair value of the Fund's investments, additional consideration is given to those assets or liabilities that have experienced a decrease in the volume or level of activity or have identified circumstances that indicate that a transaction is not orderly.

The following table provides the fair value measurements of the Fund's investments by level within the fair value hierarchy as of October 31, 2017:

                                               LEVEL 1       LEVEL 2       LEVEL 3
                                             INVESTMENTS   INVESTMENTS   INVESTMENTS
                                                 IN            IN            IN
                                             SECURITIES    SECURITIES    SECURITIES
                                             ----------- --------------- -----------
THE DFA SHORT TERM INVESTMENT FUND
   Corporate Bonds                               $--     $   616,630,235     $--
   Yankee Bonds                                   --         240,636,560      --
   Commercial Paper                               --      14,317,874,888      --
   Yankee Certificates of Deposit                 --       3,152,878,461      --
   U.S. Government Agency Securities              --       2,766,642,765      --
   Repurchase Agreements                          --       3,300,000,000      --
   U.S. Treasury Obligations                      --         548,505,478      --
                                                 ---     ---------------     ---
       Total Investments                         $--     $24,943,168,387     $--
                                                 ===     ===============     ===

2. DEFERRED COMPENSATION PLAN - Each eligible trustee (each a "Trustee" and collectively, the "Trustees") of the Trust may elect participation in The Fee Deferral Plan for Independent Directors and Trustees (the "Plan"). Under the Plan effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Core Equity 2 Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income, are included in Director/Trustee Fees.

Each Trustee has the option to receive the distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed-upon years; or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election to defer compensation (the "Notice") to elect to defer the receipt of the Trustee's deferred compensation until a date specified by such Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Trustee's first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee's deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date). As of October 31, 2017, none of the Trustees have requested or received a distribution of proceeds of a deferred fee account.

At October 31, 2017, the Fund's total liability of $560,477 for deferred compensation to Trustees is included in the "Director/Trustee Fees" payable (a line item which also includes Trustee fees/expenses, currently in a prepaid state) on the Statement of Assets and Liabilities.

3. SECURITY TRANSACTIONS AND RELATED INCOME - Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The Fund generally declares distributions from net investment income on a daily basis and pays dividends monthly. Any capital gains are distributed at least annually. The Fund does not expect to realize any long-term capital gains and losses. The Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. Interest income is recognized on an accrual basis and includes amortization or accretion of premia or discount using the straight-line method. Costs used in determining net realized gains and losses on the sales of investment securities are those of the specific securities sold, adjusted for the accretion or amortization of purchase discounts or premia during the respective holding period.

THE DFA SHORT TERM INVESTMENT FUND

October 31, 2017

4. ALLOCATIONS - The Trust bears all of its own fees, expenses, charges, assessments, taxes, and other costs incurred in its operation, whether incurred directly by the Trust or by Dimensional Fund Advisors LP, the Fund's investment adviser (the "Advisor"), on its behalf. Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated among the respective portfolios in the Trust on the basis of their relative net assets.

C. FEDERAL INCOME TAXES

The Fund is classified as a regulated investment company for tax purposes. As a regulated investment company, the Fund generally pays no U.S. federal income tax on the income and gains that the Fund distributes to shareholders.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulation, which may differ from those amounts determined under U.S. GAAP. These book/tax differences are either temporary (e.g., wash sale losses) or permanent (e.g., reclassification of certain gain/loss and distributions) in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. There were no permanent differences as of October 31, 2017, attributable to distribution redesignations.

As of October 31, 2017, the tax cost of securities and the breakdown of unrealized appreciation and depreciation of securities for federal income tax purposes are as follows:

                                                                 Net Unrealized
                         Tax Cost of    Unrealized   Unrealized  Appreciation /
                         Securities    Appreciation Depreciation (Depreciation)
                       --------------- ------------ ------------ --------------
The DFA Short Term
  Investment Fund      $24,940,868,712  $2,821,276   $(521,601)    $2,299,675

ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return.

For all open tax years and all major taxing jurisdictions, management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the Fund's financial statements. The Fund is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each of the Fund's federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

The tax character of distributions paid to shareholders during the years ended October 31, 2017 and October 31, 2016 were as follows:

                                                Distributions Paid From
                                    -----------------------------------------------
                                    Net Investment   Long-Term         Total
                                        Income     Capital Gains Distributions Paid
                                    -------------- ------------- ------------------
The DFA Short Term Investment Fund
2017                                 $232,171,035     $  985        $232,172,020
2016                                   82,921,419      2,002          82,923,421

THE DFA SHORT TERM INVESTMENT FUND

October 31, 2017

As of October 31, 2017, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

                                                                      Undistributed
                               --------------------------------------------------------------------------------------------
                                            Long-
                                            Term                             Accumulated    Unrealized         Total
                                Ordinary   Capital Accumulated Distributions Capital And   Appreciation     Accumulated
                                 Income     Gains   Earnings      Payable    Other Losses (Depreciation) Earnings (Deficit)
                               ----------- ------- ----------- ------------- ------------ -------------- ------------------
The DFA Short Term Investment
  Fund                         $27,909,841   $--   $27,909,841 $(27,314,202)     $--        $2,299,675       $2,895,314

D. FINANCIAL INSTRUMENTS

REPURCHASE AGREEMENTS - The Fund may engage in repurchase agreement transactions with institutions that the Advisor has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. The counterparty will be required to maintain collateral with a value at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delay or restrictions upon the Fund's ability to dispose of the collateral and a possible decline in the value of the collateral during the period while the Fund seeks to assert its rights.

Repurchase agreements ("RA") permit the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the RA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the RA counterparty's bankruptcy or insolvency. Pursuant to the terms of the RA, the Fund receives securities as collateral with a market value in excess of the repurchase price to be received by the Fund upon the maturity of the repurchase transaction. Upon a bankruptcy or insolvency of the RA counterparty, the Fund would recognize a liability with respect to such excess collateral to reflect the Fund's obligation under bankruptcy law to return the excess to the counterparty.

E. RELATED PARTY TRANSACTIONS

INVESTMENT MANAGER - Dimensional Fund Advisors LP (the "Advisor" or "DFA") serves as investment advisor to the Fund. Pursuant to an investment management agreement with the Trust with respect to the Fund (the "Investment Management Agreement"), the Advisor manages the investment and reinvestment of the Fund's assets. DFA has served as the Fund's investment advisor since the Fund's commencement of operations. Pursuant to the terms of the investment management agreement, the Advisor receives a management fee calculated daily and payable monthly from the Fund at an annual rate of 0.05% of the average daily net assets.

FEES PAID TO OFFICERS AND TRUSTEES - Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Trust; however, such Officers and Trustees (with the exception of the Chief Compliance Officer ("CCO")) receive no compensation from the Trust. Amounts paid to the Trust's CCO are reflected on the Statement of Operations as "CCO fees".

THE DFA SHORT TERM INVESTMENT FUND

October 31, 2017

At October 31, 2017, the following number of shareholders held the approximate percentage of the stated Portfolio's outstanding shares:

                                            Number of   Approximate Percentage
                                           Shareholders of Outstanding Shares
                                           ------------ ----------------------
  The DFA Short Term Investment Fund            6                 50%

F. INTEREST RATE AND CREDIT RISKS

The Fund invests primarily in money market instruments maturing in 397 days or less and which are considered Eligible Securities (as defined in Rule 2a-7 under the 1940 Act). The ability of the issuers of the securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry, state or region.

The Fund is subject to the risk that the Advisor's security selection and expectations regarding interest rate trends will cause the yields of the Fund to lag the performance of other mutual funds with similar investment objectives or the performance of short-term debt instruments. The emphasis of the Fund on quality and liquidity also could cause the Fund to underperform when compared to other money market funds, particularly those that take greater maturity and credit risks.

G. LINE OF CREDIT AND INTERFUND LENDING PROGRAM

The Fund, together with other Dimensional-advised portfolios, has entered into a $700 million unsecured line of credit with its custodian bank effective January 6, 2017. A similar line of credit for $500 million was in effect through January 7, 2017. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on January 5, 2018. There were no borrowings by the Fund under this line of credit during the year ended October 31, 2017.

Pursuant to an exemptive order issued by the SEC (the "Order"), the Fund may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objective and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. The Fund had no interfund loans through the program during the year and there were no outstanding loans as of October 31, 2017.

H. MONEY MARKET REFORM

In July 2014 and September 2015, the Securities and Exchange Commission ("SEC") finalized rules that altered and increased the regulations to which money market funds, including the Fund, are subject. The SEC's new rules had varying implementation dates, ranging from July 2015 to October 2016 and were intended to give investors additional protection during rare periods of market stress, when redemptions in some money market mutual funds may increase significantly. The new rules replaced much of the current Rule 2a-7 and significantly increased the data reporting requirements to the SEC. The new rules allowed money market funds to suspend redemptions and allowed (and under certain circumstances, required) money market funds to impose fees on redemptions in times of market stress. Among other things, the new rules also removed references to credit ratings of securities held by a money market fund, adopted a uniform standard to define an "eligible security" as a security that has been determined to present minimal credit risk, and required that money market

THE DFA SHORT TERM INVESTMENT FUND

October 31, 2017

funds engage in ongoing monitoring of their portfolio securities and perform portfolio stress testing for credit deterioration and changes in interest rates rather than for a ratings downgrade. Effective October 3, 2016, the Fund has been operating in compliance with all aspects of the amendments applicable to it. The SEC's compliance deadline was October 14, 2016.

Certain government and U.S. Treasury money market funds were not subject to many of the new structural changes. Further information regarding the money market mutual fund regulatory changes may be found at the SEC's website, www.sec.gov.

I. RECENTLY ISSUED ACCOUNTING STANDARDS:

In October 2016, the U.S. Securities and Exchange Commission ("SEC") adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X require standardized, enhanced disclosure about derivatives in investment company financial statements, and also change the rules governing the form and content of such financial statements. The amendments to Regulation S-X took effect on August 1, 2017, and the financial statements have been modified accordingly, as applicable.

J. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date these financials statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

THE DFA SHORT TERM INVESTMENT FUND

October 31, 2017

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of The DFA Investment Trust Company and Shareholders of The DFA Short Term Investment Fund

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The DFA Short Term Investment Fund (one of the portfolios constituting The DFA Investment Trust Company, hereafter referred to as the "Fund") as of October 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of October 31, 2017 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 20, 2017

THE DFA SHORT TERM INVESTMENT FUND

Supplemental Information
October 31, 2017 - (Unaudited)


OTHER FEDERAL TAX INFORMATION

For the year ended October 31, 2017, certain distributions paid by the Fund may be subject to a maximum tax rate of 15% as provided by the Jobs and Growth Relief Reconciliation Act of 2003. The Fund intends to designate the maximum amount allowable as taxed at a maximum rate of 15%. Complete information will be reported in conjunction with the 2017 Form 1099-DIV.

For the year ended October 31, 2017, the Fund designated the following amount as a short term capital gain distribution in accordance with Sections 871 (k) (2) and 881 (a) of the Internal Revenue Code:

                                                                   Amount
                                                                   -------
      The DFA Short Term Investment Fund                           $18,998

For the year ended October 31, 2017, the Fund designated the following amount as a long term capital gain distribution in accordance with Sections 852(b)(3):

                                                                   Amount
                                                                   ------
      The DFA Short Term Investment Fund                            $985

THE DFA SHORT TERM INVESTMENT FUND

October 31, 2017 - (Unaudited)


EXPENSE EXAMPLES

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the Fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the Fund and to compare these costs with those of other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2017 to October 31, 2017.

Actual Expenses
_______________

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

                                                                  Annualized
                   Beginning      Ending       Expenses Paid     Expense Ratio
                 Account Value Account Value  During Period*     During Period
                    5/1/17       10/31/17    5/1/17 - 10/31/17 5/1/17 - 10/31/17
                 ------------- ------------- ----------------- -----------------
The DFA Short
  Term
  Investment
  Fund             $1,000.00     $1,005.50         $0.25             0.05%

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the period from May 1, 2017 to October 31, 2017, divided by the number of days in the fiscal year.

Hypothetical Example for Comparison Purposes
____________________________________________

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                  Annualized
                   Beginning      Ending       Expenses Paid     Expense Ratio
                 Account Value Account Value  During Period*     During Period
                    5/1/17       10/31/17    5/1/17 - 10/31/17 5/1/17 - 10/31/17
                 ------------- ------------- ----------------- -----------------
The DFA Short
  Term
  Investment
  Fund             $1,000.00    $1,0024.95         $0.26             0.05%

THE DFA SHORT TERM INVESTMENT FUND

October 31, 2017 - (Unaudited)

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the period from May 1, 2017 to October 31, 2017, divided by the number of days in the fiscal year.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund and the Trust use in voting proxies relating to securities held in the portfolios is available
(1) without charge, upon request, by calling collect: (512) 306-7400 (2) from the Advisor's website at http://us.dimensional.com; and (3) on the SEC's website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC's website at http://www.sec.gov and from the Advisor's website at http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

PORTFOLIO HOLDINGS INFORMATION

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters on Form N-Q. For the Trust or the Fund, this would be for the fiscal quarters ending January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The Trust filed its most recent Form N-Q with the SEC on September 29, 2017. The Forms N-Q are available upon request, without charge, by calling collect: (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, Texas 78746, or by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, DC (call 1-800-732-0330 for the information on the operation of the Public Reference Room).

THE DFA SHORT TERM INVESTMENT FUND

Fund Management
October 31, 2017 - (Unaudited)

Trustees/Directors

                                       TERM OF                                                             OTHER DIRECTORSHIPS
                                     OFFICE/1/ AND                                    PORTFOLIOS WITHIN    OF PUBLIC COMPANIES
NAME, ADDRESS AND                     LENGTH OF      PRINCIPAL OCCUPATION DURING PAST   THE DFA FUND          HELD DURING
YEAR OF BIRTH           POSITION       SERVICE                   5 YEARS              COMPLEX/2/ OVERSEEN     PAST 5 YEARS
-----------------      ------------ ---------------- -------------------------------- -----------------    -------------------
                                              DISINTERESTED TRUSTEES/DIRECTORS

George M.              Director of  Since Inception   Leo Melamed Professor of        128 portfolios        None
Constantinides         DFAIDG and                     Finance, University of          in 4 investment
University of Chicago  DIG Trustee                    Chicago Booth School of         companies
Booth School of        of DFAITC                      Business (since 1978).
Business 5807 S.       and DEM
Woodlawn Avenue
Chicago, IL 60637

1947

Douglas W. Diamond     Director of  DFAIDG-           Merton H. Miller                128 portfolios        None
University of Chicago  DFAIDG and   Since June        Distinguished Service           in 4 investment
Booth School of        DIG Trustee  2017 DIG-         Professor of Finance,           companies
Business 5807 S.       of DFAITC    Since June        University of Chicago Booth
Woodlawn Avenue        and DEM      2017 DFAITC-      School of Business (since
Chicago, IL 60637                   Since June        1988). Visiting Scholar,
                                    2017 DEM-         Federal Reserve Bank of
1953                                Since June        Richmond (since 1990).
                                    2017              Formerly, Fischer Black
                                                      Visiting Professor of
                                                      Financial Economics, Alfred
                                                      P. Sloan School of
                                                      Management, Massachusetts
                                                      Institute of Technology (2015
                                                      to 2016).

Roger G. Ibbotson      Director of  DFAIDG-           Professor in Practice           128 portfolios        None
Yale School of         DFAIDG and   Since 1981        Emeritus of Finance, Yale       in 4 investment
Management P.O.        DIG Trustee  DIG- Since        School of Management (since     companies
Box 208200 New         of DFAITC    1993 DFAITC-      1984). Chairman, CIO and
Haven, CT 06520-       and DEM      Since 1992        Partner, Zebra Capital
8200                                DEM- Since        Management, LLC (hedge fund
                                    1993              and asset manager) (since
1943                                                  2001). Formerly, Consultant
                                                      to Morningstar, Inc. (2006 -
                                                      2016).

Edward P. Lazear       Director of  DFAIDG-           Distinguished Visiting          128 portfolios        None
Stanford University    DFAIDG and   Since 2010        Fellow, Becker Friedman         in 4 investment
Graduate School of     DIG Trustee  DIG- Since        Institute for Research in       companies
Business Knight        of DFAITC    2010 DFAITC-      Economics, University of
Management Center,     and DEM      Since 2010        Chicago (since 2015). Morris
E346 Stanford, CA                   DEM- Since        Arnold Cox Senior Fellow,
94305                               2010              Hoover Institution (since
                                                      2002). Jack Steele Parker
1948                                                  Professor of Human Resources
                                                      Management and Economics,
                                                      Graduate School of Business,
                                                      Stanford University (since
                                                      1995). Cornerstone Research
                                                      (expert testimony and
                                                      economic and financial
                                                      analysis) (since 2009).

Myron S. Scholes c/o   Director of  DFAIDG-           Chief Investment Strategist,    128 portfolios        Formerly,
Dimensional Fund       DFAIDG and   Since 1981        Janus Henderson Investors       in 4 investment       Adviser,
Advisors LP 6300       DIG Trustee  DIG- Since        (since 2014). Frank E. Buck     companies             Kuapay, Inc.
Bee Cave Road,         of DFAITC    1993 DFAITC-      Professor of Finance,                                 (2013- 2014).
Building One Austin,   and DEM      Since 1992        Emeritus, Graduate School of                          Formerly,
TX 78746                            DEM- Since        Business, Stanford University                         Director,
                                    1993              (since 1981).                                         American
1941                                                                                                        Century Fund
                                                                                                            Complex
                                                                                                            (registered
                                                                                                            investment
                                                                                                            companies)
                                                                                                            (43 Portfolios)
                                                                                                            (1980- 2014).

THE DFA SHORT TERM INVESTMENT FUND

October 31, 2017 - (Unaudited)

                                      TERM OF                                                            OTHER DIRECTORSHIPS
                                    OFFICE/1/ AND                                   PORTFOLIOS WITHIN    OF PUBLIC COMPANIES
NAME, ADDRESS AND                    LENGTH OF     PRINCIPAL OCCUPATION DURING PAST   THE DFA FUND          HELD DURING
YEAR OF BIRTH           POSITION      SERVICE                  5 YEARS              COMPLEX/2/ OVERSEEN     PAST 5 YEARS
-----------------      ------------ -------------  -------------------------------- -----------------    -------------------

Abbie J. Smith         Director of  DFAIDG-         Boris and Irene Stern           128 portfolios        Lead Director,
University of Chicago  DFAIDG and   Since 2000      Distinguished Service           in 4 investment       (beginning
Booth School of        DIG Trustee  DIG- Since      Professor of Accounting,        companies             May 2014)
Business 5807 S.       of DFAITC    2000 DFAITC-    University of Chicago Booth                           and Director
Woodlawn Avenue        and DEM      Since 2000      School of Business (since                             (since 2000),
Chicago, IL 60637                   DEM- Since      1980).                                                HNI
                                    2000                                                                  Corporation
1953                                                                                                      (formerly
                                                                                                          known as
                                                                                                          HON
                                                                                                          Industries
                                                                                                          Inc.) (office
                                                                                                          furniture);
                                                                                                          Director,
                                                                                                          Ryder System
                                                                                                          Inc.
                                                                                                          (transportation,
                                                                                                          logistics and
                                                                                                          supply- chain
                                                                                                          management)
                                                                                                          (since 2003);
                                                                                                          and Trustee,
                                                                                                          UBS Funds (3
                                                                                                          investment
                                                                                                          companies
                                                                                                          within the
                                                                                                          fund complex)
                                                                                                          (24 portfolios)
                                                                                                          (since 2009).

                                      TERM OF                                                            OTHER DIRECTORSHIPS
                                    OFFICE/1/ AND                                   PORTFOLIOS WITHIN    OF PUBLIC COMPANIES
NAME, ADDRESS AND                    LENGTH OF     PRINCIPAL OCCUPATION DURING PAST   THE DFA FUND          HELD DURING
YEAR OF BIRTH           POSITION      SERVICE                  5 YEARS              COMPLEX/2/ OVERSEEN     PAST 5 YEARS
-----------------      ------------ -------------  -------------------------------- -----------------    -------------------

                                              INTERESTED TRUSTEES/DIRECTORS*

David G. Booth 6300    Chairman     DFAIDG-         Chairman, Director/Trustee,     128 portfolios        None
Bee Cave Road,         Director of  Since 1981      and formerly, President and     in 4 investment
Building One Austin,   DFAIDG and   DIG- Since      Co-Chief Executive Officer      companies
TX 78746               DIG Trustee  1992 DFAITC-    (each until March 2017) of
                       of DFAITC    Since 1992      Dimensional Emerging Markets
1946                   and DEM      DEM- Since      Value Fund ("DEM"), DFAIDG,
                                    1993            Dimensional Investment Group
                                                    Inc. ("DIG") and The DFA
                                                    Investment Trust Company
                                                    ("DFAITC"). Executive
                                                    Chairman, and formerly,
                                                    President and Co-Chief
                                                    Executive Officer (each until
                                                    February 2017) of Dimensional
                                                    Holdings Inc., Dimensional
                                                    Fund Advisors LP and DFA
                                                    Securities LLC (collectively
                                                    with DEM, DFAIDG, DIG and
                                                    DFAITC, the "DFA Entities").
                                                    Chairman and Director (since
                                                    2009) and formerly Co-Chief
                                                    Executive Officer (2010- June
                                                    2017) of Dimensional Fund
                                                    Advisors Canada ULC. Trustee,
                                                    University of Chicago (since
                                                    2002). Trustee, University of
                                                    Kansas Endowment Association
                                                    (since 2005). Formerly,
                                                    Director of Dimensional Fund
                                                    Advisors Ltd. (2002 - July
                                                    2017), DFA Australia Limited
                                                    (1994 - July 2017),
                                                    Dimensional Advisors Ltd.
                                                    (2012 - July 2017),
                                                    Dimensional Funds plc (2006 -
                                                    July 2017) and Dimensional
                                                    Funds II plc (2006 - July
                                                    2017). Formerly, Director and
                                                    President of Dimensional
                                                    Japan Ltd. (2012 - April
                                                    2017). Formerly, President,

THE DFA SHORT TERM INVESTMENT FUND

October 31, 2017 - (Unaudited)

                              TERM OF                                                             OTHER DIRECTORSHIPS
                             OFFICE/1/ AND                                   PORTFOLIOS WITHIN    OF PUBLIC COMPANIES
NAME, ADDRESS AND            LENGTH OF      PRINCIPAL OCCUPATION DURING PAST   THE DFA FUND          HELD DURING
YEAR OF BIRTH      POSITION   SERVICE                   5 YEARS              COMPLEX/2/ OVERSEEN     PAST 5 YEARS
-----------------  --------  -----------    -------------------------------- -----------------    -------------------

                                             Dimensional SmartNest (US)
                                             LLC (2009-2014); and Limited
                                             Partner, VSC Investors, LLC
                                             (2007 to 2015). Formerly,
                                             Chairman, Director, President
                                             and Co-Chief Executive
                                             Officer of Dimensional Cayman
                                             Commodity Fund I Ltd. (2010-
                                             September 2017).

/1/ Each Director holds office for an indefinite term until his or her successor is elected and qualified.
/2/ Each Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which include: DFAIDG; DIG; DFAITC; and DEM. Each disinterested Director also serves on the Independent Review Committee of the Dimensional Funds, mutual funds registered in the provinces of Canada and managed by the Advisor's affiliate, Dimensional Fund Advisors Canada ULC.
 * The Interested Trustee/Director is described as such because he is deemed to be an "interested person," as that term is defined under the Investment Company Act of 1940, as amended, due to his position with the Advisor.

THE DFA SHORT TERM INVESTMENT FUND

October 31, 2017 - (Unaudited)


OFFICERS

   Below is the name, year of birth, information regarding positions with the Funds and the principal occupation for each officer of the Funds. The address of each officer is 6300 Bee Cave Road, Building One, Austin, TX 78746. Each of the officers listed below holds the same office (except as otherwise noted) in the DFA Entities.

                                          TERM OF
                                         OFFICE/1/
                                            AND
NAME AND YEAR OF                         LENGTH OF
BIRTH                       POSITION      SERVICE                  PRINCIPAL OCCUPATION DURING PAST 5 YEARS
----------------         --------------- ----------- ----------------------------------------------------------------------
Valerie A. Brown         Vice President  Since 2001  Vice President and Assistant Secretary of all the DFA Entities, DFA
1967                     and Assistant               Australia Limited, Dimensional Fund Advisors Ltd., Dimensional
                         Secretary                   Cayman Commodity Fund I Ltd., Dimensional Fund Advisors Pte.
                                                     Ltd. and Dimensional Hong Kong Limited. Director, Vice President
                                                     and Assistant Secretary of Dimensional Fund Advisors Canada ULC.

David P. Butler          Co-Chief        Since 2017  Co-Chief Executive Officer of all the DFA entities (since 2017);
1964                     Executive                   Director of Dimensional Holdings Inc. (since February 2017),
                         Officer                     Dimensional Fund Advisors Canada ULC (since March 2017),
                                                     Dimensional Japan Ltd. (since April 2017), Dimensional Advisors
                                                     Ltd. (since July 2017), DFA Australia Limited (since July 2017) and
                                                     Dimensional Fund Advisors Ltd. (since August 2017); Director and
                                                     Co-Chief Executive Officer of Dimensional Cayman Commodity
                                                     Fund I Ltd. (since September 13, 2017). Formerly, Vice President
                                                     (October 2007 to February 2017), of all the DFA Entities. Head of
                                                     Global Financial Advisor Services (since October 2007) for
                                                     Dimensional Fund Advisors LP.

Stephen A. Clark         Executive Vice  Since 2017  Executive Vice President (since March 2017) and formerly, Vice
1972                     President                   President (2004 to March 2017), of all the DFA Entities. Director and
                                                     Vice President (since February 2016) of Dimensional Japan Ltd.
                                                     President and Director (since February 2016) of Dimensional Fund
                                                     Advisors Canada ULC. Vice President (since April 2008) and
                                                     Director (since October 2016) of DFA Australia Limited. Director
                                                     (since April 2016) of Dimensional Advisors Ltd., Dimensional Fund
                                                     Advisors Pte. Ltd., and Dimensional Hong Kong Limited. Vice
                                                     President (since June 2016) of Dimensional Fund Advisors Pte. Ltd.
                                                     Head of Global Institutional Services (since January 2014) for
                                                     Dimensional Fund Advisors LP. Formerly, Vice President (December
                                                     2010 - February 2016) of Dimensional Fund Advisors Canada ULC;
                                                     and Head of Institutional, North America (March 2012 to December
                                                     2013) for Dimensional Fund Advisors LP.

Christopher S. Crossan   Vice President  Since 2004  Vice President and Global Chief Compliance Officer of all the DFA
1965                     and Global                  Entities, DFA Australia Limited and Dimensional Fund Advisors Ltd.
                         Chief                       Chief Compliance Officer and Chief Privacy Officer of Dimensional
                         Compliance                  Fund Advisors Canada ULC (since October 2006 and March 2015,
                         Officer                     respectively), Chief Compliance Officer of Dimensional Fund
                                                     Advisors Pte. Ltd. (since October 2012) and Dimensional Japan Ltd.
                                                     (since February 2017). Formerly, Vice President and Global Chief
                                                     Compliance Officer (October 2010 - 2014) for Dimensional
                                                     SmartNest (US) LLC.

(Michael) Sam Gilliland  Executive Vice  Since 2017  Executive Vice President and Chief Operating Officer of the DFA
1962                     President                   Fund Complex (since March 2017). Executive Vice President (since
                                                     February 2017), Senior Advisor and Chief Operating Officer (since
                                                     February 2016) of Dimensional Funds Advisors LP, Dimensional
                                                     Holdings Inc. and Dimensional Investment LLC. Executive Vice
                                                     President (since February 2017) of DFA Securities LLC. Director of
                                                     Dimensional Advisors Ltd. (since February 2017), Dimensional Hong
                                                     Kong Limited (since February 2017) and DFA Australia Limited
                                                     (since October 2016). Formerly, Consultant for MSG Consulting
                                                     (August 2013 - February 2017), and Chairman and Chief Executive
                                                     Officer of Sabre Holdings (December 2003 - August 2013).

THE DFA SHORT TERM INVESTMENT FUND

October 31, 2017 - (Unaudited)

                                       TERM OF
                                      OFFICE/1/
                                         AND
NAME AND YEAR OF                      LENGTH OF
BIRTH                   POSITION       SERVICE                   PRINCIPAL OCCUPATION DURING PAST 5 YEARS
----------------     ---------------- ----------- -----------------------------------------------------------------------
Gregory K. Hinkle    Vice President,  Since 2015  Vice President, Chief Financial Officer, and Treasurer of all the DFA
1958                 Chief Financial              Entities. Chief Financial Officer, Treasurer and Vice President of
                     Officer, and                 Dimensional Advisors Ltd., Dimensional Fund Advisors Ltd.,
                     Treasurer                    Dimensional Hong Kong Limited, Dimensional Cayman Commodity
                                                  Fund I Ltd., Dimensional Fund Advisors Canada ULC, Dimensional
                                                  Fund Advisors Pte. Ltd and DFA Australia Limited. Director (since
                                                  August 2016) for Dimensional Funds plc and Dimensional Funds II
                                                  plc. Formerly, interim Chief Financial Officer and interim Treasurer of all the DFA Entities (April 2016 - September 2016); interim Chief
                                                  Financial Officer and interim Treasurer (April 2016 - July 2016) of
                                                  Dimensional Fund Advisors LP, Dimensional Fund Advisors Ltd.,
                                                  DFA Australia Limited, Dimensional Advisors Ltd., Dimensional
                                                  Fund Advisors Pte. Ltd, Dimensional Hong Kong Limited,
                                                  Dimensional Cayman Commodity Fund I Ltd., Dimensional Fund
                                                  Advisors Canada ULC; Controller (August 2015 - September 2016)
                                                  of all the DFA Entities; Controller (August 2015 - July 2016)
                                                  Dimensional Fund Advisors LP; Vice President of T. Rowe Price
                                                  Group, Inc. and Director of Investment Treasury and Treasurer of the
                                                  T. Rowe Price Funds (March 2008 - July 2015).

Jeff J. Jeon         Vice President      Vice     Vice President and Assistant Secretary (since 2004 and March 2017,
1973                 and Assistant    President   respectively) of all the DFA Entities and Dimensional Cayman
                     Secretary        since 2004  Commodity Fund I Ltd.
                                         and
                                      Assistant
                                      Secretary
                                      since 2017

Kenneth M. Manell    Vice President   Since 2010  Vice President of all the DFA Entities and Dimensional Cayman
1972                                              Commodity Fund I Ltd.

Catherine L. Newell  President and    Since 2017  President and General Counsel (since March 2017), and formerly,
1964                 General Counsel              Vice President and Secretary (1997 and 2000, respectively, to March
                                                  2017), of all the DFA Entities. Director, Vice President and Secretary
                                                  of DFA Australia Limited and Dimensional Fund Advisors Ltd. (since
                                                  February 2002, April 1997, and May 2002, respectively). Vice
                                                  President and Secretary of Dimensional Fund Advisors Canada ULC
                                                  (since June 2003), Dimensional Cayman Commodity Fund I Ltd.,
                                                  Dimensional Japan Ltd (since February 2012), Dimensional Advisors
                                                  Ltd. (since March 2012) and Dimensional Fund Advisors Pte. Ltd.
                                                  (since June 2012). Director of Dimensional Funds plc and
                                                  Dimensional Funds II plc (since 2002 and 2006, respectively).
                                                  Director of Dimensional Japan Ltd., Dimensional Advisors Ltd.,
                                                  Dimensional Fund Advisors Pte. Ltd. and Dimensional Hong Kong
                                                  Limited (since August 2012 and July 2012). Formerly, Vice President and Secretary (October 2010 - November 2014) of Dimensional
                                                  SmartNest (US) LLC.

Selwyn Notelovitz    Vice President   Since 2013  Vice President and Deputy Chief Compliance Officer of all the DFA
1961                 and Deputy                   Entities. Deputy Chief Compliance Officer (since December 2012) of
                     Chief                        Dimensional Fund Advisors LP.
                     Compliance
                     Officer

Carolyn L. O         Vice President      Vice     Vice President and Secretary (since 2010 and March 2017,
1974                 and Secretary    President   respectively) of all the DFA Entities, Dimensional Cayman
                                      since 2010  Commodity Fund I Ltd., and Dimensional Fund Advisors Canada
                                         and      ULC (since April 2016).
                                      Secretary
                                      since 2017

THE DFA SHORT TERM INVESTMENT FUND

October 31, 2017 - (Unaudited)

                                  TERM OF
                                 OFFICE/1/
                                    AND
NAME AND YEAR OF                 LENGTH OF
BIRTH                POSITION     SERVICE                 PRINCIPAL OCCUPATION DURING PAST 5 YEARS
----------------    ------------ ----------- -------------------------------------------------------------------
Gerard K. O'Reilly  Co-Chief     Since 2017  Co-Chief Executive Officer and Chief Investment Officer of
1976                Executive                DFAIDG, DFAITC, DIG and DEM (since September, 2017) and
                    Officer and              Dimensional Holdings Inc., Dimensional Fund Advisors LP, DFA
                    Chief                    Securities LLC and Dimensional Fund Advisors Canada ULC (since
                    Investment               September, 2017); Chief Investment Officer and Director of DFA
                    Officer                  Australia Limited (since September, 2017 and October 2017, respectively); Director, Co-Chief Executive Officer and Chief
                                             Investment Officer of Dimensional Cayman Commodity Fund I Ltd.
                                             (since September, 2017); Director of Dimensional Funds plc and
                                             Dimensional Fund II plc (since August 2014) and Dimensional Fund
                                             Advisors Pte. Ltd. (since June 2017); Co-Chief Investment Officer and Vice President (since February 2016) of Dimensional Japan Ltd.
                                             Formerly, Executive Vice President (March 2017 - September, 2017),
                                             Co-Chief Investment Officer (June 2014 - September, 2017) and Vice
                                             President (January 2007 - March 2017) of DFAIDG, DFAITC, DIG
                                             and DEM; Executive Vice President (February 2017 - September,
                                             2017), Co-Chief Investment Officer (June 2014 - September, 2017)
                                             and Vice President (January 2007 - February 2017) of Dimensional
                                             Holdings Inc., Dimensional Fund Advisors LP and DFA Securities
                                             LLC; Vice President and Co-Chief Investment Officer (April 2014 -
                                             September, 2017) of Dimensional Fund Advisors Canada ULC;
                                             Co-Chief Investment Officer of DFA Australia Limited (April 2014 -
                                             September, 2017); Co-Chief Investment Officer of DFA Securities
                                             LLC, Dimensional Fund Advisors LP, and Dimensional Holdings
                                             LLC (April 2014 - September, 2017).

ITEM 2. CODE OF ETHICS.

The Registrant has adopted, as of the end of the period covered by this Form N-CSR (the "Report"), a code of ethics that applies to the Registrant's Co-Principal Executive Officers and Principal Financial Officer (the "Code of Business Ethics"). The Registrant has not made any substantive amendments to the Code of Business Ethics during the period covered by this Report. The Registrant also has not granted any waiver from any provisions of the Code of Business Ethics during the period covered by this Report. A copy of the Code of Business Ethics is filed as an exhibit to this Report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Registrant's Board of Trustees has determined that Abbie J. Smith possesses the technical attributes to qualify as an "audit committee financial expert" serving on the Registrant's Audit Committee and has designated Ms. Smith as the "audit committee financial expert." Ms. Smith earned a Ph.D. in Accounting, and has taught Accounting at the graduate level since 1980. Ms. Smith's education and career have provided her with an understanding of generally accepted accounting principles and financial statements; the ability to assess the general application of such principles in connection with the accounting for estimates, accruals and reserves; and experience preparing, analyzing and evaluating financial statements that present a breadth and level of complexity of issues that can reasonably be expected to be raised by the Registrant's financial statements. In addition, Ms. Smith has served on the boards of directors and audit committees of entities other than the Registrant. Ms. Smith is independent under the standards set forth in Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

   (a)  Audit Fees

                 Fiscal Year Ended October 31, 2017: $217,580
                 Fiscal Year Ended October 31, 2016: $215,333

   (b)  Audit-Related Fees

             Fees for Registrant - Fiscal Year Ended October 31, 2017: $17,981
                                   Fiscal Year Ended October 31, 2016: $18,059

      For fiscal years ended October 31, 2017 and October 31, 2016, Audit-Related Fees included fees for services related to limited procedures performed in connection with the production of the Registrant's semi-annual financial statements.

         Audit-Related Fees required to be approved pursuant to paragraph
         (c)(7)(ii) of Rule 2-01 of Regulation S-X

                                   Fiscal Year Ended October 31, 2017: $191,500
                                   Fiscal Year Ended October 31, 2016: $187,500

      For the fiscal years ended October 31, 2017 and October 31, 2016, Audit-Related Fees required to be approved pursuant to paragraph
      (c)(7)(ii) of Rule 2-01 of Regulation S-X included fees for services rendered in connection with the issuance of a Type II SSAE 16 over controls at the Registrant's investment adviser.

   (c)  Tax Fees

             Fees for Registrant - Fiscal Year Ended October 31, 2017: $51,059
                                   Fiscal Year Ended October 31, 2016: $50,695

      Tax Fees included, for the fiscal years ended October 31, 2017 and October 31, 2016, fees for tax services in connection with the Registrant's excise tax calculations, review of the Registrant's applicable tax returns and review of the Registrant's tax equalization calculations.

   There were no Tax Fees required to be approved pursuant to paragraph
   (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

   (d)  All Other Fees

             Fees for Registrant - Fiscal Year Ended October 31, 2017: $0
                                   Fiscal Year Ended October 31, 2016: $0

   There were no "All Other Fees" required to be approved pursuant to paragraph
   (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

   (e) (1) Audit Committee's Pre-Approval Policies and Procedures

                     Pre-Approval Policies and Procedures
                               as adopted by the
                               Audit Committees
                                      of
                     DFA Investment Dimensions Group Inc.
                    Dimensional Emerging Markets Value Fund
                       Dimensional Investment Group Inc.
                       The DFA Investment Trust Company
                            (together, the "Funds")

       The Sarbanes-Oxley Act of 2002 (the "Act") and the rules (the "Rules") adopted by the U.S. Securities and Exchange Commission (the "SEC") require that the Funds' Audit Committees (together, the "Committee") pre-approve all audit services and non-audit services provided to the Funds by their independent registered public accounting firm (the "Auditor"). The Act and the Rules also require that the Committee pre-approve all non-audit services provided by the Auditor to Dimensional Fund Advisors LP ("Dimensional"), the Funds' investment advisor, and to affiliates of Dimensional that provide ongoing services to the Funds (with Dimensional, together the "Service Affiliates") if the services directly impact the Funds' operations and financial reporting.

       The following policies and procedures govern the ways in which the Committee will pre-approve audit and various types of non-audit services that the Auditor provides to the Funds and to Service Affiliates. These policies and procedures do not apply in the case of audit services that the Auditor provides to Service Affiliates, nor do they apply to services that an audit firm other than the Auditor provides to such entities.

       These policies and procedures comply with the requirements for pre-approval, but also provide mechanisms by which management of the Funds may request and secure pre-approval of audit and non-audit services in an orderly manner with minimal disruption to normal business operations. Pre-approval of non-audit services may be achieved through a combination of the procedures described in Sections C and D below.

           A. General

           1. The Committee must pre-approve all audit services and non-audit services that the Auditor provides to the Funds.

           2. The Committee must pre-approve any engagement of the Auditor to provide non-audit services to any Service Affiliate during the period of the

              Auditor's engagement to provide audit services to the Funds, if the non-audit services to the Service Affiliate directly impact the Funds' operations and financial reporting.

           B. Pre-Approval of Audit Services to the Funds

           1. The Committee shall approve the engagement of an independent registered public accounting firm to certify the Funds' financial statements for each fiscal year (the "Engagement"). The approval of the Engagement shall not be delegated to a Designated Member (as that term is defined in Section D below). In approving the Engagement, the Committee shall obtain, review and consider sufficient information concerning the proposed Auditor to enable the Committee to make a reasonable evaluation of the Auditor's qualifications and independence. The Committee also shall consider the Auditor's proposed fees for the Engagement, in light of the scope and nature of the audit services that the Funds will receive.

           2. The Committee shall report to the Boards of Directors/Trustees of the Funds (together, the "Board") regarding its approval of the Engagement and of the proposed fees for the Engagement, and the basis for such approval.

           3. Unless otherwise in accordance with applicable law, the Engagement, in any event, shall require that the Auditor be selected by the vote, cast in person, of a majority of the members of the Board who are not "interested persons" of the Funds (as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940) (the "Independent Directors").

           C. Pre-Approval of Non-Audit Services to the Funds and to Service Affiliates--by Types of Services

           1. The Committee may pre-approve types of non-audit services (including tax services) to the Funds and their Service Affiliates pursuant to this Section C.

           2. Annually, at such time as the Committee considers the Engagement of the Auditor, management of the Funds, in consultation with the Auditor, shall provide to the Committee, for its consideration and action, the following: (a) a list of those types of non-audit services, if any, that the Funds may request from the Auditor during the fiscal year; and (b) a list of those types of non-audit services directly impacting the Funds' operations and financial reporting that Service Affiliates may request from the Auditor during the fiscal year.

           3. The lists submitted to the Committee shall describe the types of non-audit services in reasonable detail (which may include a range of tax services) and shall include an estimated budget (or budgeted range) of fees, where possible, and such other information as the Committee may request. If management and the Auditor desire the Committee to preapprove the furnishing of a range of tax services, the Auditor shall provide an estimated range of fees for such tax services for the consideration and approval by the Committee.

           4. The Committee's pre-approval of the types of non-audit services submitted pursuant to this Section C shall constitute authorization for management of the Funds to utilize the Auditor for the types of non-audit services so pre-approved, if needed or desired during the fiscal year.

           5. A list of the types of non-audit services pre-approved by the Committee pursuant to this Section C will be distributed to management of the Service Affiliates and the appropriate partners of the Auditor. Periodically, the Auditor will discuss with the Committee those non-audit services that have been or are being provided pursuant to this Section C.

           D. Pre-Approval of Non-Audit Services to the Funds and to Service Affiliates--Project-by-Project Basis

           1. The Committee also may pre-approve non-audit services on a project-by-project basis pursuant to this Section D.

           2. Management of the Funds, in consultation with the Auditor, may submit either to the Committee or to the Designated Member, as provided in this Section D, for their consideration and action, a pre-approval request identifying one or more non-audit service projects. The request so submitted shall describe the project(s) in reasonable detail and shall include an estimated budget (or budgeted range) of fees and such other information as the Committee or the Designated Member, as appropriate, shall request.

           3. The Committee, from time to time, shall designate one or more of its members who are Independent Directors (each a "Designated Member") to consider, on the Committee's behalf, any non-audit services, whether to the Funds or to any Service Affiliate, that have not been pre-approved by the Committee. The Designated Member also shall review, on the Committee's behalf, any proposed material change in the nature or extent of any non-audit services previously approved. The Funds' management, in consultation with the Auditor, shall explain why such non-audit services or material change in non-audit services are necessary and appropriate and the anticipated costs thereof.

           4. The Designated Member will review the requested non-audit services or proposed material change in such services and will either:

              (a)pre-approve, pre-approve subject to conditions, or disapprove any such requested services, or any proposed material change in services, whether to the Funds or to a Service Affiliate; or

              (b)refer such matter to the full Committee for its consideration and action.

              In considering any requested non-audit services or proposed material change in such services, the Designated Member's authority shall be limited to approving non-audit services or proposed material changes that do not exceed $10,000 in value.

           5. The Designated Member's pre-approval (or pre-approval subject to conditions) of the requested non-audit services or proposed material change in services pursuant to this Section D shall constitute authorization for the management of the Funds or the Service Affiliate, as the case may be, to utilize the Auditor for the non-audit services so pre-approved. Any action by the Designated Member in approving a requested non-audit service shall be presented for ratification by the Committee not later than at its next scheduled meeting. If the Designated Member does not approve the Auditor providing the requested non-audit service, the matter may be presented to the full Committee for its consideration and action.

           E. Amendment; Annual Review

           1. The Committee may amend these procedures from time to time.

           2. These procedures shall be reviewed annually by the Committee.

           F. Recordkeeping

           1. The Funds shall maintain a written record of all decisions made by the Committee or by a Designated Member pursuant to these procedures, together with appropriate supporting materials.

           2. In connection with the approval of any non-audit service pursuant to the de minimis exception provided in the Rules, a record shall be made indicating that each of the conditions for this exception, as set forth in the Rules, has been satisfied.

           3. A copy of these Procedures (and of any amendments to these Procedures) shall be maintained and preserved permanently in an easily accessible place. The written records referred to in paragraphs 1 and 2 of this Section F shall be maintained and preserved for six years from the end of the fiscal year in which the actions recorded were taken, for at least the first two years in an easily accessible location.

   (e)(2) The fees disclosed in Items 4(b), 4(c) or 4(d) were approved by the Registrant's Audit Committee but not pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

   (f) The percentage of hours expended on the principal accountant's engagement to audit the Registrant's financial statements for the fiscal year ended October 31, 2017 that were attributed to work performed by persons other than the principal accountant's full time, permanent employees was not greater than 50%.

   (g)  Aggregate Non-Audit Fees

                 Fiscal Year Ended October 31, 2017: $1,619,943
                 Fiscal Year Ended October 31, 2016: $1,470,707

   (h) The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to the Registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

This item is not applicable to the Registrant because it is not a listed issuer.

ITEM 6. INVESTMENTS.

(a) Please see the schedules of investments contained in the reports to stockholders included under Item 1 of this Report except as discussed below. Provided below is a complete schedule of investments for each series of the Registrant that provided a summary schedule of portfolio holdings in a report to stockholders included under Item 1 in lieu of a complete schedule of investments. The schedules of investments for the following series are provided below:

NAME OF ENTITY FOR WHICH SCHEDULE OF INVESTMENTS IS PROVIDED

The U.S. Large Cap Value Series

The DFA International Value Series

The Japanese Small Company Series

The Asia Pacific Small Company Series

The United Kingdom Small Company Series

The Continental Small Company Series

The Canadian Small Company Series

The Emerging Markets Series

The Emerging Markets Small Cap Series

The Tax-Managed U.S. Marketwide Value Series

                        THE U.S. LARGE CAP VALUE SERIES
                            SCHEDULE OF INVESTMENTS
                               OCTOBER 31, 2017

                                                                                           PERCENTAGE
                                                                   SHARES      VALUE+    OF NET ASSETS**
                                                                 ---------- ------------ ---------------
COMMON STOCKS -- (97.2%)
Consumer Discretionary -- (13.2%)
#   Adient P.L.C.                                                   217,853 $ 18,378,079       0.1%
#   Autoliv, Inc.                                                   316,100   39,468,246       0.1%
#*  AutoNation, Inc.                                                319,216   15,130,838       0.1%
#   Best Buy Co., Inc.                                            1,444,806   80,880,240       0.3%
#   BorgWarner, Inc.                                              1,060,592   55,914,410       0.2%
#   CalAtlantic Group, Inc.                                          14,193      700,283       0.0%
    Carnival Corp.                                                1,262,724   83,832,246       0.3%
    CBS Corp. Class A                                                 7,236      411,222       0.0%
*   Charter Communications, Inc. Class A                            996,600  333,033,822       1.2%
    Comcast Corp. Class A                                        21,211,780  764,260,433       2.8%
#*  Discovery Communications, Inc. Class A                          644,292   12,164,233       0.0%
*   Discovery Communications, Inc. Class C                          621,252   11,064,498       0.0%
*   Dollar Tree, Inc.                                               369,560   33,722,350       0.1%
    DR Horton, Inc.                                               3,009,706  133,059,102       0.5%
#   Ford Motor Co.                                               16,011,353  196,459,301       0.7%
#   Garmin, Ltd.                                                    440,060   24,911,797       0.1%
    General Motors Co.                                            6,055,833  260,279,702       0.9%
#   Gentex Corp.                                                  1,088,259   21,123,107       0.1%
    Goodyear Tire & Rubber Co. (The)                              1,527,554   46,727,877       0.2%
*   Hyatt Hotels Corp. Class A                                       44,108    2,763,807       0.0%
#   International Game Technology P.L.C.                             11,477      269,710       0.0%
#   Kohl's Corp.                                                  1,387,664   57,948,849       0.2%
    Lear Corp.                                                      274,404   48,182,598       0.2%
#   Lennar Corp. Class A                                          1,456,943   81,108,017       0.3%
    Lennar Corp. Class B                                              8,428      404,123       0.0%
*   Liberty Broadband Corp. Class A                                  27,366    2,359,223       0.0%
#*  Liberty Broadband Corp. Class C                                 166,490   14,532,912       0.1%
#*  Liberty Interactive Corp., QVC Group Class A                  2,762,021   62,753,117       0.2%
#*  Liberty Media Corp.-Liberty Braves Class A                       13,703      321,747       0.0%
#*  Liberty Media Corp.-Liberty Braves Class C                       24,606      580,948       0.0%
#*  Liberty Media Corp.-Liberty Formula One Class A                  39,281    1,429,828       0.0%
#*  Liberty Media Corp.-Liberty Formula One Class C                  78,562    2,996,355       0.0%
*   Liberty Media Corp.-Liberty SiriusXM Class A                    157,126    6,553,726       0.0%
*   Liberty Media Corp.-Liberty SiriusXM Class C                    314,252   13,088,596       0.0%
#*  Liberty Ventures Series A                                        59,566    3,392,879       0.0%
*   LKQ Corp.                                                       952,373   35,894,938       0.1%
#   Macy's, Inc.                                                  1,470,252   27,581,928       0.1%
*   Madison Square Garden Co. (The) Class A                          12,058    2,685,196       0.0%
#   MGM Resorts International                                     2,471,336   77,476,384       0.3%
*   Mohawk Industries, Inc.                                         535,570  140,190,803       0.5%
#   Newell Brands, Inc.                                             686,895   28,011,578       0.1%
    News Corp. Class A                                              377,812    5,160,912       0.0%
    News Corp. Class B                                               40,936      569,010       0.0%
#*  Norwegian Cruise Line Holdings, Ltd.                          1,339,640   74,684,930       0.3%
    PulteGroup, Inc.                                              2,391,049   72,281,411       0.3%
    PVH Corp.                                                       384,788   48,794,966       0.2%
#   Ralph Lauren Corp.                                              291,292   26,050,244       0.1%
    Royal Caribbean Cruises, Ltd.                                 1,461,968  180,947,779       0.7%
*   Skechers U.S.A., Inc. Class A                                   156,944    5,009,653       0.0%
#   Target Corp.                                                    963,192   56,866,856       0.2%
#   TEGNA, Inc.                                                     626,726    7,664,859       0.0%

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                                             PERCENTAGE
                                                                   SHARES       VALUE+     OF NET ASSETS**
                                                                 ---------- -------------- ---------------
Consumer Discretionary -- (Continued)
    Time Warner, Inc.                                             3,804,556 $  373,949,809       1.3%
    Toll Brothers, Inc.                                             338,804     15,598,536       0.1%
#   Viacom, Inc. Class A                                              2,694         80,955       0.0%
    Viacom, Inc. Class B                                            797,742     19,169,740       0.1%
#   Whirlpool Corp.                                                 544,837     89,315,129       0.3%
                                                                            --------------      ----
Total Consumer Discretionary                                                 3,718,193,837      13.4%
                                                                            --------------      ----
Consumer Staples -- (6.3%)
    Archer-Daniels-Midland Co.                                    2,600,284    106,273,607       0.4%
    Bunge, Ltd.                                                     937,564     64,485,652       0.2%
#   Coty, Inc. Class A                                              372,872      5,742,229       0.0%
    CVS Health Corp.                                              4,700,064    322,095,386       1.2%
    Ingredion, Inc.                                                 146,985     18,424,570       0.1%
#   JM Smucker Co. (The)                                            895,585     94,976,789       0.3%
    Kraft Heinz Co. (The)                                         1,012,962     78,332,351       0.3%
    Molson Coors Brewing Co. Class B                                865,117     69,962,012       0.3%
    Mondelez International, Inc. Class A                          3,546,887    146,947,528       0.5%
    Pinnacle Foods, Inc.                                            489,872     26,658,834       0.1%
*   Post Holdings, Inc.                                             362,292     30,044,876       0.1%
    Seaboard Corp.                                                       13         57,202       0.0%
#*  TreeHouse Foods, Inc.                                            49,069      3,257,200       0.0%
    Tyson Foods, Inc. Class A                                     1,959,828    142,891,060       0.5%
*   US Foods Holding Corp.                                          707,806     19,308,948       0.1%
    Wal-Mart Stores, Inc.                                         5,670,262    495,070,575       1.8%
    Walgreens Boots Alliance, Inc.                                2,539,242    168,275,567       0.6%
                                                                            --------------      ----
Total Consumer Staples                                                       1,792,804,386       6.5%
                                                                            --------------      ----
Energy -- (11.3%)
    Anadarko Petroleum Corp.                                        969,947     47,886,283       0.2%
    Andeavor                                                      1,106,785    117,584,838       0.4%
#*  Antero Resources Corp.                                           18,918        367,009       0.0%
#   Apache Corp.                                                    253,665     10,494,121       0.0%
    Baker Hughes a GE Co.                                         1,011,773     31,800,025       0.1%
    Chevron Corp.                                                 4,451,136    515,842,151       1.9%
#*  Concho Resources, Inc.                                          586,120     78,663,165       0.3%
    ConocoPhillips                                                2,989,939    152,935,380       0.6%
#*  Continental Resources, Inc.                                     194,483      7,917,403       0.0%
#*  Diamondback Energy, Inc.                                         63,757      6,832,200       0.0%
    Exxon Mobil Corp.                                            12,856,443  1,071,584,524       3.9%
#   Helmerich & Payne, Inc.                                         446,159     24,230,895       0.1%
#   Hess Corp.                                                      918,391     40,556,147       0.1%
#   HollyFrontier Corp.                                             645,042     23,834,302       0.1%
    Kinder Morgan, Inc.                                           6,136,481    111,131,671       0.4%
#   Marathon Oil Corp.                                            2,846,569     40,478,211       0.1%
    Marathon Petroleum Corp.                                      2,313,489    138,207,833       0.5%
#   Murphy Oil Corp.                                                309,108      8,268,639       0.0%
#   National Oilwell Varco, Inc.                                  1,387,526     47,439,514       0.2%
#   Noble Energy, Inc.                                            1,659,899     46,261,385       0.2%
    Occidental Petroleum Corp.                                    2,196,166    141,806,439       0.5%
#   ONEOK, Inc.                                                     162,301      8,808,075       0.0%
    Phillips 66                                                   1,065,820     97,074,886       0.3%

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                                             PERCENTAGE
                                                                   SHARES       VALUE+     OF NET ASSETS**
                                                                 ---------- -------------- ---------------
Energy -- (Continued)
#   Pioneer Natural Resources Co.                                    42,427 $    6,350,049       0.0%
#   Range Resources Corp.                                           144,745      2,621,332       0.0%
*   Rice Energy, Inc.                                               102,107      2,894,734       0.0%
*   RSP Permian, Inc.                                                43,338      1,491,261       0.0%
    Schlumberger, Ltd.                                            1,134,428     72,603,392       0.3%
#   Targa Resources Corp.                                         1,262,389     52,389,144       0.2%
*   TechnipFMC P.L.C.                                             1,601,490     43,864,811       0.2%
    Valero Energy Corp.                                           2,810,052    221,685,002       0.8%
    Williams Cos., Inc. (The)                                       488,782     13,930,287       0.1%
                                                                            --------------      ----
Total Energy                                                                 3,187,835,108      11.5%
                                                                            --------------      ----
Financials -- (24.1%)
    Aflac, Inc.                                                   1,311,820    110,048,580       0.4%
*   Alleghany Corp.                                                  32,159     18,209,069       0.1%
    Allstate Corp. (The)                                          1,042,737     97,871,295       0.3%
#   Ally Financial, Inc.                                          2,784,132     72,749,369       0.3%
    American Financial Group, Inc.                                  417,552     44,047,560       0.2%
    American International Group, Inc.                            2,219,588    143,407,581       0.5%
#*  Arch Capital Group, Ltd.                                        176,406     17,577,094       0.1%
    Assurant, Inc.                                                  347,378     34,963,596       0.1%
    Assured Guaranty, Ltd.                                          489,910     18,175,661       0.1%
    Axis Capital Holdings, Ltd.                                     342,158     18,609,974       0.1%
    Bank of America Corp.                                        18,827,362    515,681,445       1.9%
    Bank of New York Mellon Corp. (The)                           4,487,177    230,865,257       0.8%
#   Bank of the Ozarks, Inc.                                         26,530      1,236,829       0.0%
#   BB&T Corp.                                                    2,075,692    102,207,074       0.4%
    BOK Financial Corp.                                               6,114        528,678       0.0%
*   Brighthouse Financial, Inc.                                     185,840     11,555,531       0.0%
    Capital One Financial Corp.                                   2,121,034    195,516,914       0.7%
    Chubb, Ltd.                                                     565,233     85,248,441       0.3%
#   CIT Group, Inc.                                                 473,057     22,053,917       0.1%
    Citigroup, Inc.                                               8,095,404    595,012,194       2.1%
    Citizens Financial Group, Inc.                                  912,076     34,668,009       0.1%
#   CNA Financial Corp.                                             411,635     22,281,803       0.1%
    Comerica, Inc.                                                   47,828      3,757,846       0.0%
    Everest Re Group, Ltd.                                          220,574     52,375,296       0.2%
    Fifth Third Bancorp                                           4,300,050    124,271,445       0.4%
#   First American Financial Corp.                                  115,297      6,274,463       0.0%
    Goldman Sachs Group, Inc. (The)                               1,076,397    261,004,745       0.9%
    Hartford Financial Services Group, Inc. (The)                 2,672,826    147,139,071       0.5%
#   Huntington Bancshares, Inc.                                   4,563,724     62,979,391       0.2%
    Invesco, Ltd.                                                   513,904     18,392,624       0.1%
    JPMorgan Chase & Co.                                         11,460,834  1,153,074,509       4.2%
    KeyCorp                                                       2,534,114     46,247,580       0.2%
    Leucadia National Corp.                                         246,660      6,240,498       0.0%
    Lincoln National Corp.                                          907,300     68,755,194       0.2%
    Loews Corp.                                                   1,364,220     67,542,532       0.2%
    M&T Bank Corp.                                                  283,612     47,297,973       0.2%
    MetLife, Inc.                                                 2,044,246    109,530,701       0.4%
*   MGIC Investment Corp.                                           110,703      1,583,053       0.0%
    Morgan Stanley                                                5,499,651    274,982,550       1.0%

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                                             PERCENTAGE
                                                                   SHARES       VALUE+     OF NET ASSETS**
                                                                 ---------- -------------- ---------------
Financials -- (Continued)
#   New York Community Bancorp, Inc.                              1,100,233 $   13,818,926       0.0%
    Old Republic International Corp.                                793,763     16,105,451       0.1%
    PacWest Bancorp                                                 292,728     14,144,617       0.1%
#   People's United Financial, Inc.                                 396,896      7,406,079       0.0%
    Pinnacle Financial Partners, Inc.                                44,579      2,951,130       0.0%
    PNC Financial Services Group, Inc. (The)                      1,370,488    187,469,053       0.7%
    Principal Financial Group, Inc.                               1,555,887    102,455,159       0.4%
#   Prosperity Bancshares, Inc.                                      69,192      4,551,450       0.0%
    Prudential Financial, Inc.                                    1,042,426    115,146,376       0.4%
    Regions Financial Corp.                                       6,050,415     93,660,424       0.3%
    Reinsurance Group of America, Inc.                              352,636     52,676,766       0.2%
#   RenaissanceRe Holdings, Ltd.                                    118,695     16,422,640       0.1%
*   Santander Consumer USA Holdings, Inc.                           369,099      6,141,807       0.0%
    State Street Corp.                                              524,339     48,239,188       0.2%
    SunTrust Banks, Inc.                                          1,256,570     75,658,080       0.3%
    Synchrony Financial                                             159,750      5,211,045       0.0%
    Travelers Cos., Inc. (The)                                    1,165,331    154,348,091       0.6%
    Unum Group                                                    1,204,396     62,676,768       0.2%
    Validus Holdings, Ltd.                                            2,287        119,107       0.0%
#   Voya Financial, Inc.                                            184,436      7,406,950       0.0%
    Wells Fargo & Co.                                            15,424,411    865,926,434       3.1%
#   WR Berkley Corp.                                                230,790     15,827,578       0.1%
#   XL Group, Ltd.                                                1,060,092     42,901,923       0.2%
#   Zions Bancorporation                                            781,188     36,293,994       0.1%
                                                                            --------------      ----
Total Financials                                                             6,791,524,378      24.5%
                                                                            --------------      ----
Health Care -- (12.1%)
    Abbott Laboratories                                           4,721,513    256,047,650       0.9%
    Aetna, Inc.                                                   1,805,018    306,907,211       1.1%
    Allergan P.L.C.                                                 496,938     88,072,322       0.3%
    Anthem, Inc.                                                  1,447,321    302,794,026       1.1%
    Baxter International, Inc.                                       77,675      5,007,707       0.0%
#*  Bio-Rad Laboratories, Inc. Class A                                7,494      1,647,106       0.0%
    Cardinal Health, Inc.                                            51,405      3,181,970       0.0%
*   Centene Corp.                                                 1,155,189    108,206,554       0.4%
    Cigna Corp.                                                     403,350     79,548,687       0.3%
    Danaher Corp.                                                 2,176,662    200,840,603       0.7%
*   DaVita, Inc.                                                    968,792     58,844,426       0.2%
    DENTSPLY SIRONA, Inc.                                           219,509     13,405,415       0.0%
#*  Envision Healthcare Corp.                                        68,624      2,923,382       0.0%
*   Express Scripts Holding Co.                                   2,740,464    167,963,039       0.6%
    Humana, Inc.                                                    708,361    180,879,981       0.7%
*   INC Research Holdings, Inc. Class A                              14,960        854,964       0.0%
*   Laboratory Corp. of America Holdings                            721,272    110,866,719       0.4%
    McKesson Corp.                                                  357,190     49,249,357       0.2%
#*  MEDNAX, Inc.                                                    413,651     18,113,777       0.1%
    Medtronic P.L.C.                                              4,257,228    342,791,999       1.2%
*   Mylan NV                                                      1,365,926     48,777,217       0.2%
    PerkinElmer, Inc.                                               137,678      9,956,873       0.0%
#   Perrigo Co. P.L.C.                                              181,117     14,668,666       0.1%
    Pfizer, Inc.                                                 16,341,666    572,938,810       2.1%

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                                            PERCENTAGE
                                                                  SHARES       VALUE+     OF NET ASSETS**
                                                                 --------- -------------- ---------------
Health Care -- (Continued)
    Quest Diagnostics, Inc.                                        954,608 $   89,523,138       0.3%
#*  Quintiles IMS Holdings, Inc.                                   203,054     21,950,137       0.1%
    STERIS P.L.C.                                                  192,061     17,925,053       0.1%
#*  Taro Pharmaceutical Industries, Ltd.                             9,494      1,067,316       0.0%
    Thermo Fisher Scientific, Inc.                               1,050,474    203,613,375       0.7%
*   United Therapeutics Corp.                                      181,204     21,488,982       0.1%
    Universal Health Services, Inc. Class B                        500,100     51,360,270       0.2%
*   WellCare Health Plans, Inc.                                    101,722     20,114,508       0.1%
    Zimmer Biomet Holdings, Inc.                                   256,814     31,233,719       0.1%
                                                                           --------------      ----
Total Health Care                                                           3,402,764,959      12.3%
                                                                           --------------      ----
Industrials -- (8.1%)
*   AECOM                                                          619,769     21,729,101       0.1%
    AGCO Corp.                                                     443,685     30,423,480       0.1%
#   AMERCO                                                          51,218     20,110,236       0.1%
#   Arconic, Inc.                                                2,428,588     61,006,131       0.2%
    Carlisle Cos., Inc.                                            314,461     34,537,252       0.1%
*   Colfax Corp.                                                   148,210      6,181,839       0.0%
    Copa Holdings SA Class A                                        52,052      6,412,286       0.0%
    CSX Corp.                                                      844,423     42,584,252       0.2%
    Cummins, Inc.                                                  175,294     31,006,003       0.1%
    Delta Air Lines, Inc.                                        2,950,569    147,616,967       0.5%
    Dover Corp.                                                    830,218     79,277,517       0.3%
    Eaton Corp. P.L.C.                                           1,814,900    145,228,298       0.5%
    EMCOR Group, Inc.                                               10,035        807,918       0.0%
    FedEx Corp.                                                    624,040    140,914,472       0.5%
    Fluor Corp.                                                    890,347     38,365,052       0.1%
    General Electric Co.                                         2,108,359     42,504,517       0.2%
*   Genesee & Wyoming, Inc. Class A                                 54,725      3,928,161       0.0%
    Ingersoll-Rand P.L.C.                                          830,409     73,574,237       0.3%
    Jacobs Engineering Group, Inc.                                 377,362     21,966,242       0.1%
#*  JetBlue Airways Corp.                                        2,305,410     44,148,602       0.2%
    Johnson Controls International P.L.C.                        1,004,978     41,596,039       0.2%
    Kansas City Southern                                           663,498     69,149,762       0.2%
    L3 Technologies, Inc.                                          393,053     73,571,661       0.3%
#   Macquarie Infrastructure Corp.                                 414,567     28,833,135       0.1%
    ManpowerGroup, Inc.                                            425,572     52,464,516       0.2%
    Norfolk Southern Corp.                                       1,546,984    203,304,637       0.7%
    Orbital ATK, Inc.                                               77,125     10,252,226       0.0%
    Oshkosh Corp.                                                  310,560     28,434,874       0.1%
    Owens Corning                                                  742,362     61,385,914       0.2%
    PACCAR, Inc.                                                   522,096     37,449,946       0.1%
#   Pentair P.L.C.                                               1,039,475     73,241,408       0.3%
*   Quanta Services, Inc.                                          573,384     21,633,778       0.1%
    Republic Services, Inc.                                      1,993,959    129,746,912       0.5%
    Rockwell Collins, Inc.                                          10,306      1,397,494       0.0%
#   Snap-on, Inc.                                                   13,648      2,153,381       0.0%
    Spirit Aerosystems Holdings, Inc. Class A                       31,638      2,534,204       0.0%
    Stanley Black & Decker, Inc.                                 1,079,268    174,355,745       0.6%
#*  Stericycle, Inc.                                               176,533     12,507,363       0.0%
*   Teledyne Technologies, Inc.                                     16,413      2,789,553       0.0%

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                                             PERCENTAGE
                                                                   SHARES       VALUE+     OF NET ASSETS**
                                                                 ---------- -------------- ---------------
Industrials -- (Continued)
    Textron, Inc.                                                 1,923,539 $  101,447,447       0.4%
    Trinity Industries, Inc.                                         94,028      3,057,791       0.0%
*   United Continental Holdings, Inc.                             1,237,226     72,352,976       0.3%
#*  USG Corp.                                                       150,489      5,166,287       0.0%
#   Wabtec Corp.                                                    230,470     17,630,955       0.1%
#*  XPO Logistics, Inc.                                             807,425     55,994,924       0.2%
                                                                            --------------       ---
Total Industrials                                                            2,274,775,491       8.2%
                                                                            --------------       ---
Information Technology -- (14.6%)
*   Akamai Technologies, Inc.                                        44,939      2,348,063       0.0%
#   Amdocs, Ltd.                                                    484,726     31,555,663       0.1%
*   ARRIS International P.L.C.                                      770,878     21,970,023       0.1%
*   Arrow Electronics, Inc.                                         652,120     54,510,711       0.2%
    Avnet, Inc.                                                     507,596     20,202,321       0.1%
    Brocade Communications Systems, Inc.                          1,391,533     16,211,359       0.1%
    CA, Inc.                                                      2,956,960     95,746,365       0.3%
    Cisco Systems, Inc.                                          23,284,393    795,162,021       2.9%
*   CommerceHub, Inc. Series C                                       53,314      1,137,188       0.0%
    Corning, Inc.                                                 3,683,566    115,332,451       0.4%
*   Dell Technologies, Inc. Class V                                 703,394     58,219,921       0.2%
    Dolby Laboratories, Inc. Class A                                 16,116        933,761       0.0%
    DXC Technology Co.                                            1,074,893     98,374,207       0.4%
*   EchoStar Corp. Class A                                           14,785        827,221       0.0%
    Fidelity National Information Services, Inc.                  1,455,335    134,996,875       0.5%
*   First Solar, Inc.                                                27,062      1,483,539       0.0%
#*  Flex, Ltd.                                                    1,552,059     27,626,650       0.1%
    FLIR Systems, Inc.                                              105,840      4,955,429       0.0%
    Hewlett Packard Enterprise Co.                                9,176,127    127,731,688       0.5%
    HP, Inc.                                                      9,619,949    207,309,901       0.8%
    Intel Corp.                                                  22,965,227  1,044,688,176       3.8%
    Jabil, Inc.                                                     917,888     25,957,873       0.1%
    Juniper Networks, Inc.                                        2,634,266     65,408,825       0.2%
#   Lam Research Corp.                                            1,017,170    212,151,147       0.8%
    Leidos Holdings, Inc.                                           534,387     33,409,875       0.1%
    LogMeIn, Inc.                                                     2,049        248,031       0.0%
    Marvell Technology Group, Ltd.                                  808,260     14,928,562       0.1%
*   Micro Focus International P.L.C. Sponsored ADR                  194,533      6,795,038       0.0%
*   Micron Technology, Inc.                                       5,266,057    233,338,986       0.8%
*   Microsemi Corp.                                                  57,304      3,058,314       0.0%
*   Nuance Communications, Inc.                                     145,478      2,144,346       0.0%
    NVIDIA Corp.                                                    322,296     66,654,036       0.2%
#*  ON Semiconductor Corp.                                          550,404     11,734,613       0.0%
#*  Qorvo, Inc.                                                     306,151     23,209,307       0.1%
    QUALCOMM, Inc.                                                5,296,483    270,173,598       1.0%
#   SS&C Technologies Holdings, Inc.                                122,197      4,912,319       0.0%
#   SYNNEX Corp.                                                    191,299     25,802,409       0.1%
*   Synopsys, Inc.                                                   83,602      7,233,245       0.0%
    TE Connectivity, Ltd.                                           831,307     75,623,998       0.3%
    Teradyne, Inc.                                                  130,425      5,593,928       0.0%
    Western Digital Corp.                                         1,222,328    109,117,221       0.4%

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                                                      PERCENTAGE
                                                                           SHARES       VALUE+      OF NET ASSETS**
                                                                         ---------- --------------- ---------------
Information Technology -- (Continued)
            Xerox Corp.                                                   1,658,079 $    50,256,374       0.2%
                                                                                    ---------------      ----
Total Information Technology                                                          4,109,075,578      14.9%
                                                                                    ---------------      ----
Materials -- (3.3%)
#           Albemarle Corp.                                                 492,856      69,438,482       0.3%
*           Alcoa Corp.                                                     908,598      43,412,812       0.2%
            Ashland Global Holdings, Inc.                                   376,541      25,597,257       0.1%
#           CF Industries Holdings, Inc.                                  1,279,879      48,609,804       0.2%
            DowDuPont, Inc.                                                 822,454      59,471,649       0.2%
            Eastman Chemical Co.                                          1,047,312      95,106,403       0.4%
*           Freeport-McMoRan, Inc.                                        3,399,494      47,524,926       0.2%
            Huntsman Corp.                                                  258,591       8,280,084       0.0%
#           Martin Marietta Materials, Inc.                                  88,405      19,170,624       0.1%
            Mosaic Co. (The)                                              1,394,879      31,161,597       0.1%
            Newmont Mining Corp.                                          1,816,911      65,699,502       0.2%
            Nucor Corp.                                                   2,417,690     139,815,013       0.5%
#           Olin Corp.                                                      922,649      33,704,368       0.1%
            Reliance Steel & Aluminum Co.                                   425,994      32,733,379       0.1%
#           Royal Gold, Inc.                                                107,949       9,079,590       0.0%
            Steel Dynamics, Inc.                                          1,540,964      57,339,270       0.2%
            Valvoline, Inc.                                               1,033,732      24,830,243       0.1%
#           Vulcan Materials Co.                                            275,139      33,498,173       0.1%
#           Westlake Chemical Corp.                                         342,667      29,095,855       0.1%
            WestRock Co.                                                  1,040,093      63,788,904       0.2%
                                                                                    ---------------      ----
Total Materials                                                                         937,357,935       3.4%
                                                                                    ---------------      ----
Real Estate -- (0.1%)
#*          Howard Hughes Corp. (The)                                         5,701         727,619       0.0%
            Jones Lang LaSalle, Inc.                                        178,114      23,063,982       0.1%
#           Realogy Holdings Corp.                                          131,211       4,242,051       0.0%
                                                                                    ---------------      ----
Total Real Estate                                                                        28,033,652       0.1%
                                                                                    ---------------      ----
Telecommunication Services -- (3.9%)
#           AT&T, Inc.                                                   26,708,783     898,750,548       3.2%
#           CenturyLink, Inc.                                             3,991,008      75,789,242       0.3%
*           Level 3 Communications, Inc.                                    843,237      45,222,800       0.2%
#*          Sprint Corp.                                                  2,014,058      13,171,939       0.1%
*           T-Mobile US, Inc.                                               960,615      57,415,959       0.2%
                                                                                    ---------------      ----
Total Telecommunication Services                                                      1,090,350,488       4.0%
                                                                                    ---------------      ----
Utilities -- (0.2%)
*           Calpine Corp.                                                 1,538,972      22,992,242       0.1%
#           NRG Energy, Inc.                                              1,599,440      39,986,000       0.1%
                                                                                    ---------------      ----
Total Utilities                                                                          62,978,242       0.2%
                                                                                    ---------------      ----
TOTAL COMMON STOCKS                                                                  27,395,694,054      99.0%
                                                                                    ---------------      ----
RIGHTS/WARRANTS -- (0.0%)
(degrees)#* Safeway Casa Ley Contingent Value Rights                        196,076         198,997       0.0%

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                                                                       PERCENTAGE
                                                                           SHARES        VALUE+      OF NET ASSETS**
                                                                         ----------- --------------- ---------------
(degrees)#* Safeway PDC, LLC Contingent Value Rights                         196,076 $            59        0.0%
                                                                                     ---------------      -----
TOTAL RIGHTS/WARRANTS                                                                        199,056        0.0%
                                                                                     ---------------      -----
TOTAL INVESTMENT SECURITIES                                                           27,395,893,110
                                                                                     ---------------
TEMPORARY CASH INVESTMENTS -- (1.0%)
            State Street Institutional U.S. Government Money Market
            Fund, 0.960%                                                 272,071,006     272,071,006        1.0%
                                                                                     ---------------      -----
SECURITIES LENDING COLLATERAL -- (1.8%)
(S)@        DFA Short Term Investment Fund                                45,149,193     522,421,314        1.9%
                                                                                     ---------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost $19,400,546,693)                                 $28,190,385,430      101.9%
                                                                                     ===============      =====

At October 31, 2017, The U.S. Large Cap Value Series had entered into the following outstanding futures contracts:

                                                                         UNREALIZED
                        NUMBER OF EXPIRATION   NOTIONAL      MARKET     APPRECIATION
DESCRIPTION             CONTRACTS    DATE       VALUE        VALUE     (DEPRECIATION)
-----------             --------- ---------- ------------ ------------ --------------
LONG POSITION CONTRACTS:
S&P 500 Emini Index(R)    1,472    12/15/17  $181,290,778 $189,350,720   $8,059,942
                                             ------------ ------------   ----------
TOTAL FUTURES CONTRACTS                      $181,290,778 $189,350,720   $8,059,942
                                             ============ ============   ==========

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

Summary of the Series' investments as of October 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                                ----------------------------------------------------
                                    LEVEL 1       LEVEL 2    LEVEL 3      TOTAL
                                --------------- ------------ ------- ---------------
Common Stocks
   Consumer Discretionary       $ 3,718,193,837           --   --    $ 3,718,193,837
   Consumer Staples               1,792,804,386           --   --      1,792,804,386
   Energy                         3,187,835,108           --   --      3,187,835,108
   Financials                     6,791,524,378           --   --      6,791,524,378
   Health Care                    3,402,764,959           --   --      3,402,764,959
   Industrials                    2,274,775,491           --   --      2,274,775,491
   Information Technology         4,109,075,578           --   --      4,109,075,578
   Materials                        937,357,935           --   --        937,357,935
   Real Estate                       28,033,652           --   --         28,033,652
   Telecommunication Services     1,090,350,488           --   --      1,090,350,488
   Utilities                         62,978,242           --   --         62,978,242
Rights/Warrants                              -- $    199,056   --            199,056
Temporary Cash Investments          272,071,006           --   --        272,071,006
Securities Lending Collateral                --  522,421,314   --        522,421,314
Futures Contracts**                   8,059,942           --   --          8,059,942
                                --------------- ------------   --    ---------------
TOTAL                           $27,675,825,002 $522,620,370   --    $28,198,445,372
                                =============== ============   ==    ===============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                      THE DFA INTERNATIONAL VALUE SERIES
                            SCHEDULE OF INVESTMENTS
                               OCTOBER 31, 2017

                                                                                           PERCENTAGE
                                                                   SHARES     VALUE++    OF NET ASSETS**
                                                                 ---------- ------------ ---------------
COMMON STOCKS -- (94.5%)
AUSTRALIA -- (5.7%)
    Alumina, Ltd.                                                   312,287 $    560,404       0.0%
    Aurizon Holdings, Ltd.                                        1,898,469    7,534,459       0.1%
#   Australia & New Zealand Banking Group, Ltd.                   6,120,380  140,453,824       1.1%
    Bank of Queensland, Ltd.                                        796,768    8,156,707       0.1%
    Bendigo & Adelaide Bank, Ltd.                                 1,271,190   11,087,580       0.1%
    BHP Billiton, Ltd.                                            6,597,392  135,832,357       1.1%
#   BHP Billiton, Ltd. Sponsored ADR                              1,510,491   61,899,921       0.5%
    BlueScope Steel, Ltd.                                         2,415,466   23,780,303       0.2%
    Boral, Ltd.                                                   2,601,567   14,275,678       0.1%
    Crown Resorts, Ltd.                                             517,397    4,600,765       0.0%
    Downer EDI, Ltd.                                                697,796    3,744,298       0.0%
    Fortescue Metals Group, Ltd.                                  8,466,965   30,105,183       0.2%
#   Harvey Norman Holdings, Ltd.                                    360,705    1,044,843       0.0%
    Incitec Pivot, Ltd.                                           4,609,977   13,522,169       0.1%
    LendLease Group                                               1,287,380   15,986,694       0.1%
    National Australia Bank, Ltd.                                    94,926    2,378,482       0.0%
    Newcrest Mining, Ltd.                                         2,801,722   47,902,721       0.4%
    Oil Search, Ltd.                                                654,420    3,709,500       0.0%
*   Origin Energy, Ltd.                                           2,836,110   17,273,281       0.1%
    QBE Insurance Group, Ltd.                                     2,620,554   21,488,037       0.2%
    Rio Tinto, Ltd.                                                  94,498    5,035,446       0.1%
*   Santos, Ltd.                                                  4,838,494   16,719,439       0.1%
    South32, Ltd.                                                13,608,291   35,545,592       0.3%
    South32, Ltd. ADR                                               328,024    4,271,529       0.0%
    Star Entertainment Grp, Ltd. (The)                            4,545,302   20,042,974       0.2%
    Suncorp Group, Ltd.                                           2,256,632   23,488,764       0.2%
    Tatts Group, Ltd.                                             1,175,373    3,757,249       0.0%
    Treasury Wine Estates, Ltd.                                     618,700    7,426,833       0.1%
    Woodside Petroleum, Ltd.                                      2,846,042   67,089,785       0.5%
                                                                            ------------       ---
TOTAL AUSTRALIA                                                              748,714,817       5.9%
                                                                            ------------       ---
AUSTRIA -- (0.1%)
    Erste Group Bank AG                                              98,143    4,212,781       0.0%
    OMV AG                                                          115,518    6,932,623       0.1%
*   Raiffeisen Bank International AG                                 61,518    2,139,358       0.0%
                                                                            ------------       ---
TOTAL AUSTRIA                                                                 13,284,762       0.1%
                                                                            ------------       ---
BELGIUM -- (1.0%)
    Ageas                                                           642,764   31,170,885       0.2%
    Colruyt SA                                                        4,779      244,419       0.0%
    KBC Group NV                                                    497,767   41,348,960       0.3%
    Solvay SA                                                       309,078   45,916,096       0.4%
    UCB SA                                                          149,459   10,880,000       0.1%
                                                                            ------------       ---
TOTAL BELGIUM                                                                129,560,360       1.0%
                                                                            ------------       ---
CANADA -- (7.7%)
#   AltaGas, Ltd.                                                   171,443    3,908,332       0.0%
    ARC Resources, Ltd.                                              87,011    1,060,912       0.0%
    Bank of Montreal(063671101)                                   1,746,675  133,812,772       1.1%
#   Bank of Montreal(2076009)                                        85,939    6,583,483       0.1%

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                                            PERCENTAGE
                                                                  SHARES      VALUE++     OF NET ASSETS**
                                                                 --------- -------------- ---------------
CANADA -- (Continued)
*   BlackBerry, Ltd.                                               683,288 $    7,478,511       0.1%
    Cameco Corp.(13321L108)                                        571,821      4,654,623       0.0%
#   Cameco Corp.(2166160)                                          468,671      3,807,203       0.0%
    Canadian Natural Resources, Ltd.(136385101)                    368,581     12,863,477       0.1%
    Canadian Natural Resources, Ltd.(2171573)                      614,945     21,459,440       0.2%
    Cenovus Energy, Inc.                                         2,110,053     20,509,715       0.2%
    Crescent Point Energy Corp.(22576C101)                       1,508,054     12,411,287       0.1%
#   Crescent Point Energy Corp.(B67C8W8)                           822,786      6,766,731       0.1%
    Element Fleet Management Corp.                                 278,876      2,148,692       0.0%
    Empire Co., Ltd. Class A                                       798,335     13,818,170       0.1%
#   Enbridge Income Fund Holdings, Inc.                            354,758      8,268,795       0.1%
#   Encana Corp.(292505104)                                      1,370,633     16,036,406       0.1%
    Encana Corp.(2793193)                                        1,372,375     16,052,352       0.1%
    Fairfax Financial Holdings, Ltd.                                53,145     27,987,942       0.2%
    Finning International, Inc.                                     35,193        858,206       0.0%
    First Quantum Minerals, Ltd.                                 1,679,519     18,785,719       0.2%
#   Genworth MI Canada, Inc.                                        72,689      2,258,819       0.0%
#   Goldcorp, Inc.(380956409)                                      925,799     12,090,935       0.1%
    Goldcorp, Inc.(2676302)                                      1,371,582     17,914,237       0.1%
*   Husky Energy, Inc.                                           1,605,697     20,810,211       0.2%
*   IAMGOLD Corp.                                                   95,000        521,355       0.0%
    Imperial Oil, Ltd.(2454241)                                    187,707      6,086,182       0.1%
    Imperial Oil, Ltd.(453038408)                                  170,443      5,518,944       0.1%
    Industrial Alliance Insurance & Financial Services, Inc.       527,331     23,895,644       0.2%
*   Kinross Gold Corp.                                           6,346,308     25,088,110       0.2%
    Linamar Corp.                                                  138,149      8,382,531       0.1%
    Lundin Mining Corp.                                          3,781,764     28,844,708       0.2%
    Magna International, Inc.                                      642,390     35,042,374       0.3%
    Manulife Financial Corp.(56501R106)                          1,490,899     29,967,070       0.2%
    Manulife Financial Corp.(2492519)                            2,603,564     52,349,779       0.4%
    Maple Leaf Foods, Inc.                                          65,321      1,694,164       0.0%
    Pembina Pipeline Corp.                                          14,326        473,600       0.0%
    Potash Corp. of Saskatchewan, Inc.                           1,488,420     28,979,537       0.2%
*   Seven Generations Energy, Ltd. Class A                         149,843      2,262,570       0.0%
    Sun Life Financial, Inc.(2566124)                            1,110,140     43,240,474       0.3%
    Sun Life Financial, Inc.(866796105)                            364,570     14,192,710       0.1%
    Suncor Energy, Inc.(B3NB1P2)                                 3,911,426    132,796,279       1.0%
    Suncor Energy, Inc.(867224107)                               1,160,407     39,407,422       0.3%
    Teck Resources, Ltd. Class B(2879327)                        1,355,792     27,702,253       0.2%
    Teck Resources, Ltd. Class B(878742204)                      1,643,698     33,597,187       0.3%
    TMX Group, Ltd.                                                 33,900      1,852,268       0.0%
*   Tourmaline Oil Corp.                                         1,098,688     20,106,987       0.2%
*   Turquoise Hill Resources, Ltd.(900435108)                      127,382        391,063       0.0%
*   Turquoise Hill Resources, Ltd.(B7WJ1F5)                      1,611,490      4,921,534       0.0%
#*  Valeant Pharmaceuticals International, Inc.                  1,330,161     15,549,582       0.1%
    West Fraser Timber Co., Ltd.                                    11,349        690,300       0.0%
#   Wheaton Precious Metals Corp.                                  200,486      4,158,080       0.0%
#   Whitecap Resources, Inc.                                       989,184      7,100,104       0.1%
#   WSP Global, Inc.                                               369,514     16,560,964       0.1%
    Yamana Gold, Inc.                                            3,207,591      8,329,146       0.1%
                                                                           --------------       ---
TOTAL CANADA                                                                1,012,049,891       8.0%
                                                                           --------------       ---

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                                            PERCENTAGE
                                                                  SHARES      VALUE++     OF NET ASSETS**
                                                                 --------- -------------- ---------------
DENMARK -- (1.7%)
    AP Moller - Maersk A.S. Class A                                  7,706 $   14,283,293       0.1%
    AP Moller - Maersk A.S. Class B                                 16,058     30,782,956       0.2%
    Carlsberg A.S. Class B                                         276,658     31,605,834       0.3%
    Danske Bank A.S.                                               910,236     34,737,755       0.3%
    DSV A.S.                                                       470,071     36,348,670       0.3%
#   H Lundbeck A.S.                                                 74,464      4,426,721       0.0%
    ISS A.S.                                                       509,394     21,571,918       0.2%
    Jyske Bank A.S.                                                 94,849      5,359,740       0.1%
#   Novozymes A.S. Class B                                          47,990      2,651,581       0.0%
    Tryg A.S.                                                       10,592        252,325       0.0%
    Vestas Wind Systems A.S.                                       461,198     40,716,759       0.3%
                                                                           --------------       ---
TOTAL DENMARK                                                                 222,737,552       1.8%
                                                                           --------------       ---
FINLAND -- (0.9%)
    Fortum Oyj                                                   1,076,522     22,848,576       0.2%
    Nokia Oyj                                                    1,296,097      6,374,101       0.1%
    Stora Enso Oyj Class R                                       2,037,136     31,836,750       0.2%
#   Stora Enso Oyj Sponsored ADR                                    91,500      1,430,145       0.0%
    UPM-Kymmene Oyj                                              1,692,092     50,817,346       0.4%
    UPM-Kymmene Oyj Sponsored ADR                                   69,300      2,082,812       0.0%
                                                                           --------------       ---
TOTAL FINLAND                                                                 115,389,730       0.9%
                                                                           --------------       ---
FRANCE -- (9.2%)
    AXA SA                                                       2,859,375     86,319,921       0.7%
    AXA SA Sponsored ADR                                             2,993         90,389       0.0%
    BNP Paribas SA                                               2,361,620    184,323,068       1.5%
    Bollore SA                                                   1,351,384      6,527,984       0.1%
    Bouygues SA                                                    709,374     34,045,461       0.3%
#   Casino Guichard Perrachon SA                                   143,286      8,181,549       0.1%
    Cie de Saint-Gobain                                            359,089     21,054,429       0.2%
    Cie Generale des Etablissements Michelin                       105,407     15,257,279       0.1%
    CNP Assurances                                                 497,075     11,563,204       0.1%
    Credit Agricole SA                                           1,019,955     17,801,493       0.1%
    Electricite de France SA                                     1,136,436     14,873,478       0.1%
#   Engie SA                                                     5,125,526     86,631,897       0.7%
    Natixis SA                                                   2,063,101     16,179,133       0.1%
    Orange SA                                                    5,424,781     89,116,543       0.7%
    Peugeot SA                                                   2,829,994     67,143,170       0.5%
    Renault SA                                                     914,987     90,733,026       0.7%
    SCOR SE                                                        349,012     14,488,682       0.1%
    Societe Generale SA                                          1,935,625    107,726,187       0.8%
    STMicroelectronics NV                                          707,405     16,653,250       0.1%
    Total SA                                                     5,355,467    298,503,517       2.3%
    Vivendi SA                                                     757,018     18,798,097       0.2%
                                                                           --------------       ---
TOTAL FRANCE                                                                1,206,011,757       9.5%
                                                                           --------------       ---
GERMANY -- (7.2%)
    Allianz SE                                                     309,762     72,316,665       0.6%
#   Allianz SE Sponsored ADR                                     2,622,354     61,364,132       0.5%
    BASF SE                                                          8,683        949,515       0.0%
    Bayerische Motoren Werke AG                                  1,144,525    117,382,755       0.9%

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                                           PERCENTAGE
                                                                   SHARES     VALUE++    OF NET ASSETS**
                                                                 ---------- ------------ ---------------
GERMANY -- (Continued)
    CECONOMY AG                                                     146,017 $  1,905,949       0.0%
*   Commerzbank AG                                                1,918,521   26,587,038       0.2%
    Daimler AG                                                    3,058,631  255,353,316       2.0%
#   Deutsche Bank AG(D18190898)                                   1,561,493   25,405,491       0.2%
#   Deutsche Bank AG(5750355)                                     1,634,829   26,793,516       0.2%
    Deutsche Lufthansa AG                                         1,443,640   46,381,045       0.4%
    Evonik Industries AG                                            321,206   11,684,157       0.1%
    Fraport AG Frankfurt Airport Services Worldwide                 157,663   14,981,716       0.1%
    Fresenius Medical Care AG & Co. KGaA                            247,312   23,945,230       0.2%
#   Fresenius Medical Care AG & Co. KGaA ADR                         16,919      818,541       0.0%
    GEA Group AG                                                      8,305      401,194       0.0%
    Hannover Rueck SE                                                31,333    3,942,971       0.0%
    HeidelbergCement AG                                             361,351   36,976,884       0.3%
    Innogy SE                                                       283,207   13,170,812       0.1%
    Lanxess AG                                                       78,559    6,159,703       0.0%
*   Linde AG                                                        157,109   33,847,393       0.3%
*   METRO AG                                                        817,337   15,493,660       0.1%
    Muenchener Rueckversicherungs-Gesellschaft AG                   206,550   46,370,924       0.4%
    OSRAM Licht AG                                                    7,090      542,879       0.0%
*   RWE AG                                                        2,106,713   52,970,889       0.4%
*   Talanx AG                                                       180,070    7,085,294       0.1%
#   Telefonica Deutschland Holding AG                             1,517,203    7,739,040       0.1%
#   Uniper SE                                                       886,107   24,898,354       0.2%
    Volkswagen AG                                                    96,837   18,084,080       0.1%
    Wacker Chemie AG                                                 11,870    1,853,854       0.0%
                                                                            ------------       ---
TOTAL GERMANY                                                                955,406,997       7.5%
                                                                            ------------       ---
HONG KONG -- (2.5%)
    Bank of East Asia, Ltd. (The)                                   166,154      729,080       0.0%
    BOC Aviation, Ltd.                                               23,400      125,842       0.0%
#*  Cathay Pacific Airways, Ltd.                                  6,482,000   11,088,980       0.1%
    CK Hutchison Holdings, Ltd.                                   6,770,984   86,003,062       0.7%
    Great Eagle Holdings, Ltd.                                       15,363       84,582       0.0%
    Guoco Group, Ltd.                                                 6,000       94,929       0.0%
    Hang Lung Group, Ltd.                                         2,833,000    9,954,243       0.1%
    Hang Lung Properties, Ltd.                                    4,709,000   10,813,158       0.1%
    Henderson Land Development Co., Ltd.                            627,046    4,092,037       0.0%
    Hopewell Holdings, Ltd.                                         938,669    3,610,361       0.0%
*   I-CABLE Communications, Ltd.                                  4,251,195      133,162       0.0%
    Kerry Properties, Ltd.                                        2,620,000   11,790,784       0.1%
    Li & Fung, Ltd.                                               1,302,000      656,196       0.0%
    Melco International Development, Ltd.                           257,000      704,351       0.0%
#   MTR Corp., Ltd.                                                 506,002    2,933,537       0.0%
    New World Development Co., Ltd.                              24,440,857   36,439,349       0.3%
#   NWS Holdings, Ltd.                                            2,385,400    4,828,036       0.0%
    Orient Overseas International, Ltd.                              72,000      693,411       0.0%
    Shangri-La Asia, Ltd.                                         3,926,000    7,816,845       0.1%
#   Sino Land Co., Ltd.                                           6,268,592   10,804,176       0.1%
    SJM Holdings, Ltd.                                              585,000      502,925       0.0%
    Sun Hung Kai Properties, Ltd.                                 2,980,920   48,766,038       0.4%
    Swire Pacific, Ltd. Class A                                   2,151,500   21,261,277       0.2%

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                                           PERCENTAGE
                                                                   SHARES     VALUE++    OF NET ASSETS**
                                                                 ---------- ------------ ---------------
HONG KONG -- (Continued)
    Swire Pacific, Ltd. Class B                                   1,367,500 $  2,363,801       0.0%
    Wharf Holdings, Ltd. (The)                                    2,222,990   20,247,315       0.1%
    Wheelock & Co., Ltd.                                          3,620,000   25,218,520       0.2%
    Yue Yuen Industrial Holdings, Ltd.                              439,000    1,681,587       0.0%
                                                                            ------------       ---
TOTAL HONG KONG                                                              323,437,584       2.5%
                                                                            ------------       ---
IRELAND -- (0.2%)
*   Bank of Ireland Group P.L.C.                                  1,482,594   11,616,435       0.1%
    CRH P.L.C.                                                      293,793   11,055,999       0.1%
#   CRH P.L.C. Sponsored ADR                                        198,709    7,455,562       0.0%
    Paddy Power Betfair P.L.C.                                        6,217      636,668       0.0%
                                                                            ------------       ---
TOTAL IRELAND                                                                 30,764,664       0.2%
                                                                            ------------       ---
ISRAEL -- (0.4%)
    Azrieli Group, Ltd.                                               7,300      412,416       0.0%
    Bank Hapoalim BM                                              3,195,869   22,627,423       0.2%
    Bank Leumi Le-Israel BM                                       3,826,683   21,152,965       0.2%
    Mizrahi Tefahot Bank, Ltd.                                      229,078    4,135,624       0.0%
                                                                            ------------       ---
TOTAL ISRAEL                                                                  48,328,428       0.4%
                                                                            ------------       ---
ITALY -- (1.9%)
    Eni SpA                                                         654,718   10,703,337       0.1%
    Fiat Chrysler Automobiles NV(BRJFWP3)                         4,223,093   73,022,663       0.6%
#   Fiat Chrysler Automobiles NV(N31738102)                       1,464,345   25,406,386       0.2%
*   GEDI Gruppo Editoriale SpA                                      204,397      181,829       0.0%
    Mediobanca SpA                                                1,964,387   21,518,561       0.2%
*   Telecom Italia SpA                                           18,504,269   16,011,383       0.1%
#*  Telecom Italia SpA Sponsored ADR                              1,847,002   15,902,687       0.1%
*   UniCredit SpA                                                 4,382,253   83,747,614       0.6%
                                                                            ------------       ---
TOTAL ITALY                                                                  246,494,460       1.9%
                                                                            ------------       ---
JAPAN -- (21.7%)
    Aeon Co., Ltd.                                                1,334,900   20,647,490       0.2%
    Aisin Seiki Co., Ltd.                                           330,600   17,125,882       0.1%
    Alfresa Holdings Corp.                                          222,100    4,243,690       0.0%
    Amada Holdings Co., Ltd.                                        312,100    3,878,159       0.0%
    Aoyama Trading Co., Ltd.                                         41,900    1,552,603       0.0%
    Asahi Glass Co., Ltd.                                           731,800   28,679,373       0.2%
    Asahi Kasei Corp.                                             1,910,000   23,129,572       0.2%
#   Bank of Kyoto, Ltd. (The)                                       113,679    5,970,091       0.1%
    Canon Marketing Japan, Inc.                                     153,100    3,851,100       0.0%
    Chiba Bank, Ltd. (The)                                        1,064,000    8,156,193       0.1%
    Chugoku Bank, Ltd. (The)                                        256,900    3,682,464       0.0%
    Citizen Watch Co., Ltd.                                       1,064,500    7,826,154       0.1%
    Coca-Cola Bottlers Japan, Inc.                                  137,857    4,823,526       0.0%
    COMSYS Holdings Corp.                                            31,300      792,654       0.0%
    Concordia Financial Group, Ltd.                               2,530,100   13,399,634       0.1%
    Credit Saison Co., Ltd.                                         178,400    3,592,140       0.0%
    Dai Nippon Printing Co., Ltd.                                   450,500   10,798,465       0.1%
    Dai-ichi Life Holdings, Inc.                                  2,403,800   45,907,575       0.4%
    Daicel Corp.                                                     63,500      792,836       0.0%

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                        PERCENTAGE
                                                SHARES     VALUE++    OF NET ASSETS**
                                              ---------- ------------ ---------------
JAPAN -- (Continued)
    Daido Steel Co., Ltd.                         49,100 $  3,110,957       0.0%
    Daiwa Securities Group, Inc.               3,695,000   23,166,466       0.2%
    Denka Co., Ltd.                              234,800    7,844,755       0.1%
    Denso Corp.                                  362,000   19,936,779       0.2%
    DIC Corp.                                    228,700    8,489,293       0.1%
    Dowa Holdings Co., Ltd.                       46,200    1,945,026       0.0%
    Ebara Corp.                                  266,800    9,601,297       0.1%
    Fuji Media Holdings, Inc.                     52,200      805,315       0.0%
    FUJIFILM Holdings Corp.                    1,123,900   45,976,261       0.4%
    Fukuoka Financial Group, Inc.              1,238,000    6,389,571       0.1%
    Glory, Ltd.                                  185,800    6,948,566       0.1%
    Gunma Bank, Ltd. (The)                       604,496    3,891,639       0.0%
    H2O Retailing Corp.                          268,800    4,972,240       0.0%
    Hachijuni Bank, Ltd. (The)                   622,531    3,898,579       0.0%
    Hankyu Hanshin Holdings, Inc.                599,500   23,372,910       0.2%
#   Heiwa Corp.                                   64,700    1,193,049       0.0%
    Hiroshima Bank, Ltd. (The)                   381,000    3,225,832       0.0%
    Hitachi Capital Corp.                        112,800    2,757,588       0.0%
    Hitachi Chemical Co., Ltd.                   320,500    9,139,313       0.1%
    Hitachi Construction Machinery Co., Ltd.     218,500    7,495,495       0.1%
    Hitachi Metals, Ltd.                         475,400    6,158,679       0.1%
    Hitachi Transport System, Ltd.               105,000    2,598,336       0.0%
    Hitachi, Ltd.                             10,761,000   85,693,558       0.7%
    Hokuhoku Financial Group, Inc.               191,900    3,163,131       0.0%
    Honda Motor Co., Ltd.                      4,402,100  137,948,849       1.1%
    Honda Motor Co., Ltd. Sponsored ADR           26,040      809,584       0.0%
    House Foods Group, Inc.                       75,600    2,246,265       0.0%
    Ibiden Co., Ltd.                             476,900    7,985,444       0.1%
    Idemitsu Kosan Co., Ltd.                     391,896   11,455,052       0.1%
    IHI Corp.                                     49,900    1,797,345       0.0%
#   Iida Group Holdings Co., Ltd.                551,300   10,575,757       0.1%
    Inpex Corp.                                2,451,200   26,245,451       0.2%
    Isetan Mitsukoshi Holdings, Ltd.             594,700    6,482,694       0.1%
    Isuzu Motors, Ltd.                           112,300    1,640,187       0.0%
    ITOCHU Corp.                               1,708,900   29,934,182       0.2%
#   Iyo Bank, Ltd. (The)                         492,300    4,249,852       0.0%
    J Front Retailing Co., Ltd.                  991,200   14,711,400       0.1%
    JFE Holdings, Inc.                         1,884,900   40,508,900       0.3%
    JGC Corp.                                     76,900    1,289,802       0.0%
    JSR Corp.                                    301,200    5,838,722       0.1%
    JTEKT Corp.                                  505,500    8,375,873       0.1%
    JXTG Holdings, Inc.                        6,696,903   34,581,441       0.3%
#   K's Holdings Corp.                           152,200    3,493,063       0.0%
    Kamigumi Co., Ltd.                           199,000    4,763,857       0.0%
    Kaneka Corp.                               1,156,542    9,550,640       0.1%
    Kawasaki Heavy Industries, Ltd.              138,000    4,814,565       0.0%
#*  Kawasaki Kisen Kaisha, Ltd.                  195,599    5,107,243       0.0%
    Kinden Corp.                                 187,800    3,171,543       0.0%
#*  Kobe Steel, Ltd.                           1,140,200    9,626,525       0.1%
    Komatsu, Ltd.                                110,300    3,604,135       0.0%
#   Konica Minolta, Inc.                       2,063,500   18,102,516       0.1%
    Kuraray Co., Ltd.                          1,340,000   26,390,713       0.2%

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                                           PERCENTAGE
                                                                   SHARES     VALUE++    OF NET ASSETS**
                                                                 ---------- ------------ ---------------
JAPAN -- (Continued)
    Kurita Water Industries, Ltd.                                     7,500 $    238,322       0.0%
    Kyocera Corp.                                                   257,800   17,243,627       0.1%
    Kyocera Corp. Sponsored ADR                                      25,197    1,683,160       0.0%
    Kyushu Financial Group, Inc.                                    514,749    3,271,826       0.0%
    LIXIL Group Corp.                                               487,800   13,434,512       0.1%
    Marubeni Corp.                                                4,108,200   27,545,640       0.2%
    Mazda Motor Corp.                                             2,631,600   37,989,045       0.3%
    Mebuki Financial Group, Inc.                                  1,177,020    4,910,414       0.0%
    Medipal Holdings Corp.                                          422,700    7,850,073       0.1%
    Mitsubishi Chemical Holdings Corp.                            2,897,000   30,260,069       0.2%
    Mitsubishi Corp.                                              1,219,000   28,546,456       0.2%
    Mitsubishi Gas Chemical Co., Inc.                               570,500   13,955,950       0.1%
    Mitsubishi Heavy Industries, Ltd.                               781,700   30,585,507       0.2%
#   Mitsubishi Logistics Corp.                                       40,000    1,036,023       0.0%
    Mitsubishi Materials Corp.                                      518,200   19,704,129       0.2%
    Mitsubishi Motors Corp.                                         330,300    2,644,982       0.0%
    Mitsubishi UFJ Financial Group, Inc.                         17,854,906  121,112,359       1.0%
    Mitsubishi UFJ Financial Group, Inc. Sponsored ADR            4,781,372   32,465,516       0.3%
    Mitsubishi UFJ Lease & Finance Co., Ltd.                      1,546,200    8,157,643       0.1%
    Mitsui & Co., Ltd.                                            1,092,800   16,320,260       0.1%
    Mitsui & Co., Ltd. Sponsored ADR                                 11,723    3,524,590       0.0%
    Mitsui Chemicals, Inc.                                          633,960   19,548,735       0.2%
    Mitsui Fudosan Co., Ltd.                                        478,400   11,166,321       0.1%
    Mitsui OSK Lines, Ltd.                                          400,300   12,257,732       0.1%
    Mizuho Financial Group, Inc.                                 32,106,400   58,333,486       0.5%
    Mizuho Financial Group, Inc. ADR                                184,055      675,482       0.0%
    MS&AD Insurance Group Holdings, Inc.                            917,753   31,178,201       0.2%
    NEC Corp.                                                     1,086,410   29,810,689       0.2%
#   NGK Spark Plug Co., Ltd.                                         16,000      365,138       0.0%
    NH Foods, Ltd.                                                  179,536    5,164,344       0.0%
    NHK Spring Co., Ltd.                                            664,200    7,601,184       0.1%
    Nikon Corp.                                                     433,600    8,234,476       0.1%
    Nippo Corp.                                                     231,000    4,823,418       0.0%
    Nippon Electric Glass Co., Ltd.                                 110,200    4,499,311       0.0%
#   Nippon Express Co., Ltd.                                        352,924   22,393,886       0.2%
    Nippon Paper Industries Co., Ltd.                               451,300    8,978,328       0.1%
    Nippon Shokubai Co., Ltd.                                       102,400    7,724,117       0.1%
    Nippon Steel & Sumitomo Metal Corp.                           2,142,693   51,372,058       0.4%
*   Nippon Yusen K.K.                                               771,300   16,312,662       0.1%
#   Nissan Motor Co., Ltd.                                        6,443,700   62,667,395       0.5%
    Nisshin Seifun Group, Inc.                                       42,800      752,186       0.0%
    Nisshinbo Holdings, Inc.                                        305,000    3,662,316       0.0%
    NOK Corp.                                                       355,120    8,722,775       0.1%
    Nomura Holdings, Inc.                                         7,256,802   41,529,003       0.3%
    Nomura Real Estate Holdings, Inc.                               427,900    9,418,319       0.1%
    NSK, Ltd.                                                        29,000      417,555       0.0%
    NTN Corp.                                                     1,625,000    7,893,096       0.1%
    Obayashi Corp.                                                  279,682    3,661,956       0.0%
    Oji Holdings Corp.                                            3,833,000   22,465,229       0.2%
    ORIX Corp.                                                    3,123,900   53,711,095       0.4%
    Resona Holdings, Inc.                                         6,274,800   33,917,354       0.3%
    Ricoh Co., Ltd.                                               3,215,400   29,838,362       0.2%

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                         PERCENTAGE
                                               SHARES      VALUE++     OF NET ASSETS**
                                              --------- -------------- ---------------
JAPAN -- (Continued)
    Rohm Co., Ltd.                               30,900 $    2,876,396       0.0%
    Sankyo Co., Ltd.                             73,900      2,385,312       0.0%
    SBI Holdings, Inc.                          518,800      8,187,536       0.1%
    Sega Sammy Holdings, Inc.                   169,200      2,381,885       0.0%
    Seino Holdings Co., Ltd.                    413,700      6,035,636       0.1%
    Sekisui Chemical Co., Ltd.                   93,800      1,893,288       0.0%
    Sekisui House, Ltd.                         963,400     18,014,097       0.1%
    Shinsei Bank, Ltd.                          313,400      5,288,862       0.0%
#   Shizuoka Bank, Ltd. (The)                   851,000      8,281,602       0.1%
    Showa Denko K.K.                            261,500      8,762,058       0.1%
    Showa Shell Sekiyu K.K.                      13,600        160,442       0.0%
    Sojitz Corp.                              2,218,300      6,694,868       0.1%
    Sompo Holdings, Inc.                        389,100     15,639,956       0.1%
    Sumitomo Chemical Co., Ltd.               7,305,000     51,338,429       0.4%
    Sumitomo Corp.                              924,000     13,364,828       0.1%
    Sumitomo Electric Industries, Ltd.        2,838,500     48,326,399       0.4%
    Sumitomo Forestry Co., Ltd.                 516,000      8,689,482       0.1%
    Sumitomo Heavy Industries, Ltd.             372,600     15,654,595       0.1%
    Sumitomo Metal Mining Co., Ltd.             533,500     21,047,418       0.2%
    Sumitomo Mitsui Financial Group, Inc.     2,854,200    114,347,007       0.9%
    Sumitomo Mitsui Trust Holdings, Inc.        405,244     15,994,894       0.1%
    Sumitomo Rubber Industries, Ltd.            659,000     12,512,899       0.1%
    Suzuken Co., Ltd.                           113,000      4,073,409       0.0%
    T&D Holdings, Inc.                        1,329,500     20,741,071       0.2%
    Taiheiyo Cement Corp.                       279,821     11,184,161       0.1%
    Takashimaya Co., Ltd.                       821,634      7,559,775       0.1%
    TDK Corp.                                   399,200     30,674,241       0.2%
    Teijin, Ltd.                                771,690     16,333,011       0.1%
    THK Co., Ltd.                                49,800      1,816,515       0.0%
    Tokai Rika Co., Ltd.                        165,500      3,483,459       0.0%
    Tokio Marine Holdings, Inc.               1,011,819     43,616,701       0.3%
    Tokyo Broadcasting System Holdings, Inc.     49,400      1,005,902       0.0%
    Tokyo Tatemono Co., Ltd.                    410,100      5,753,019       0.0%
    Tokyu Fudosan Holdings Corp.              1,737,700     11,392,544       0.1%
    Toppan Printing Co., Ltd.                 1,044,000     10,621,364       0.1%
    Tosoh Corp.                                 603,000     13,013,182       0.1%
    Toyo Seikan Group Holdings, Ltd.            467,949      8,277,049       0.1%
    Toyoda Gosei Co., Ltd.                      257,800      6,303,724       0.1%
    Toyota Industries Corp.                     198,500     12,217,968       0.1%
    Toyota Motor Corp.                        3,590,490    222,703,923       1.8%
    Toyota Motor Corp. Sponsored ADR            213,893     26,522,732       0.2%
    Toyota Tsusho Corp.                         890,200     32,377,038       0.3%
    TS Tech Co., Ltd.                            29,700      1,063,672       0.0%
    TV Asahi Holdings Corp.                      31,700        638,375       0.0%
    Ube Industries, Ltd.                        460,500     14,146,590       0.1%
#   Universal Entertainment Corp.                23,600        768,807       0.0%
#   Yamada Denki Co., Ltd.                    2,456,700     13,067,681       0.1%
    Yamaguchi Financial Group, Inc.             320,148      3,878,016       0.0%
    Yokohama Rubber Co., Ltd. (The)             410,200      9,222,139       0.1%
    Zeon Corp.                                   65,000        865,392       0.0%
                                                        --------------      ----
TOTAL JAPAN                                              2,858,701,497      22.5%
                                                        --------------      ----

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                           PERCENTAGE
                                                   SHARES     VALUE++    OF NET ASSETS**
                                                 ---------- ------------ ---------------
NETHERLANDS -- (3.1%)
    ABN AMRO Group NV                               582,636 $ 17,994,332       0.1%
    Aegon NV                                      2,557,168   15,097,142       0.1%
    Akzo Nobel NV                                    33,168    2,994,435       0.0%
#*  ArcelorMittal(03938L203)                        613,945   17,558,830       0.1%
*   ArcelorMittal(BYPBS67)                        1,654,076   47,365,370       0.4%
#   Coca-Cola European Partners P.L.C.               31,954    1,310,717       0.0%
    ING Groep NV                                  5,655,087  104,502,975       0.8%
#   ING Groep NV Sponsored ADR                    1,003,902   18,592,265       0.2%
    Koninklijke Ahold Delhaize NV                 2,893,097   54,434,335       0.4%
    Koninklijke Ahold Delhaize NV Sponsored ADR     211,969    3,986,925       0.0%
    Koninklijke DSM NV                              656,841   56,040,145       0.4%
    Koninklijke Philips NV(5986622)                 796,675   32,466,817       0.3%
    Koninklijke Philips NV(500472303)               158,104    6,449,062       0.1%
    NN Group NV                                     739,761   30,979,353       0.3%
                                                            ------------       ---
TOTAL NETHERLANDS                                            409,772,703       3.2%
                                                            ------------       ---
NEW ZEALAND -- (0.1%)
    Air New Zealand, Ltd.                         1,753,268    3,960,880       0.0%
    Auckland International Airport, Ltd.          1,065,526    4,541,446       0.0%
#   Fletcher Building, Ltd.                       1,337,463    6,746,464       0.1%
#   Fonterra Co-operative Group, Ltd.               172,242      750,700       0.0%
                                                            ------------       ---
TOTAL NEW ZEALAND                                             15,999,490       0.1%
                                                            ------------       ---
NORWAY -- (0.8%)
#   Aker ASA Class A                                 35,437    1,605,556       0.0%
    DNB ASA                                       1,392,388   26,872,226       0.2%
    Norsk Hydro ASA                               2,295,351   17,762,227       0.1%
    Norsk Hydro ASA Sponsored ADR                    46,000      355,902       0.0%
    SpareBank 1 SR-Bank ASA                         114,950    1,273,225       0.0%
#   Statoil ASA                                     875,996   17,798,058       0.2%
#   Statoil ASA Sponsored ADR                       178,746    3,630,331       0.0%
    Storebrand ASA                                  867,737    7,432,156       0.1%
    Subsea 7 SA                                     703,576   11,860,420       0.1%
    Yara International ASA                          330,724   15,706,969       0.1%
                                                            ------------       ---
TOTAL NORWAY                                                 104,297,070       0.8%
                                                            ------------       ---
PORTUGAL -- (0.0%)
    EDP Renovaveis SA                               541,158    4,474,616       0.0%
                                                            ------------       ---
SINGAPORE -- (1.0%)
    CapitaLand, Ltd.                              4,662,800   12,556,885       0.1%
    City Developments, Ltd.                       1,316,200   12,499,785       0.1%
    DBS Group Holdings, Ltd.                      1,614,918   26,966,794       0.2%
    Frasers Centrepoint, Ltd.                       465,500      710,188       0.0%
    Golden Agri-Resources, Ltd.                  12,719,900    3,686,634       0.0%
    Hutchison Port Holdings Trust                16,251,500    6,988,226       0.1%
#   Keppel Corp., Ltd.                            4,932,100   27,147,590       0.2%
    Olam International, Ltd.                        410,300      707,535       0.0%
#   SembCorp Industries, Ltd.                     3,098,300    7,503,925       0.1%
    Singapore Airlines, Ltd.                      2,547,600   19,199,613       0.1%
#   United Industrial Corp., Ltd.                 1,867,970    4,512,493       0.0%

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                             PERCENTAGE
                                                     SHARES     VALUE++    OF NET ASSETS**
                                                   ---------- ------------ ---------------
SINGAPORE -- (Continued)
    UOL Group, Ltd.                                 1,015,674 $  6,735,608       0.1%
    Wilmar International, Ltd.                        588,400    1,464,204       0.0%
                                                              ------------       ---
TOTAL SINGAPORE                                                130,679,480       1.0%
                                                              ------------       ---
SPAIN -- (2.8%)
    Banco Bilbao Vizcaya Argentaria SA              1,795,325   15,699,164       0.1%
    Banco de Sabadell SA                           18,523,466   37,087,907       0.3%
    Banco Santander SA                             30,252,813  205,093,196       1.6%
    Banco Santander SA Sponsored ADR                  179,280    1,208,347       0.0%
    Bankia SA                                         147,066      701,835       0.0%
#   CaixaBank SA                                    1,589,744    7,437,442       0.1%
    Iberdrola SA                                      363,828    2,940,096       0.0%
    Mapfre SA                                         404,428    1,322,681       0.0%
    Repsol SA                                       5,254,339   98,463,132       0.8%
                                                              ------------       ---
TOTAL SPAIN                                                    369,953,800       2.9%
                                                              ------------       ---
SWEDEN -- (2.5%)
    Boliden AB                                      1,273,315   44,555,532       0.3%
*   Essity AB Class A                                  59,065    1,760,969       0.0%
*   Essity AB Class B                                 462,487   13,823,476       0.1%
    Getinge AB Class B                                209,520    4,124,107       0.0%
    Holmen AB Class A                                   2,781      138,800       0.0%
    Holmen AB Class B                                 226,221   11,118,575       0.1%
#   ICA Gruppen AB                                      8,133      299,939       0.0%
#   Millicom International Cellular SA                123,600    7,904,207       0.1%
    Nordea Bank AB                                  7,285,616   88,044,529       0.7%
    Skandinaviska Enskilda Banken AB                   26,692      330,008       0.0%
    Skandinaviska Enskilda Banken AB Class A        3,837,178   47,287,879       0.4%
*   SSAB AB Class A                                   488,788    2,399,678       0.0%
*   SSAB AB Class B                                   983,615    3,965,071       0.0%
    Svenska Cellulosa AB SCA Class A                   62,923      612,270       0.0%
    Svenska Cellulosa AB SCA Class B                  986,343    9,261,727       0.1%
    Svenska Handelsbanken AB Class A                  905,264   12,974,541       0.1%
    Svenska Handelsbanken AB Class B                    3,434       49,653       0.0%
    Tele2 AB Class B                                  614,314    7,813,913       0.1%
    Telefonaktiebolaget LM Ericsson Class A            28,098      177,355       0.0%
    Telefonaktiebolaget LM Ericsson Class B         4,670,331   29,390,761       0.2%
    Telefonaktiebolaget LM Ericsson Sponsored ADR     549,985    3,437,406       0.0%
#   Telia Co. AB                                    7,225,118   33,441,188       0.3%
#   Trelleborg AB Class B                             330,139    8,175,450       0.1%
                                                              ------------       ---
TOTAL SWEDEN                                                   331,087,034       2.6%
                                                              ------------       ---
SWITZERLAND -- (7.4%)
    ABB, Ltd.                                       1,133,762   29,608,228       0.2%
    Adecco Group AG                                   747,305   59,289,170       0.5%
    Baloise Holding AG                                216,241   34,091,968       0.3%
    Banque Cantonale Vaudoise                             468      336,513       0.0%
    Cie Financiere Richemont SA                     1,177,332  108,533,855       0.8%
#   Clariant AG                                     1,343,506   33,802,482       0.3%
#   Credit Suisse Group AG                          1,363,427   21,486,002       0.2%
    Credit Suisse Group AG Sponsored ADR            1,052,790   16,549,859       0.1%

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                                  PERCENTAGE
                                                         SHARES      VALUE++    OF NET ASSETS**
                                                       ----------- ------------ ---------------
SWITZERLAND -- (Continued)
*   Dufry AG                                               143,489 $ 21,358,095       0.2%
    Flughafen Zurich AG                                     20,042    4,358,648       0.0%
    Helvetia Holding AG                                      2,332    1,253,645       0.0%
    Julius Baer Group, Ltd.                                596,936   35,307,303       0.3%
    LafargeHolcim, Ltd.                                    822,246   46,428,026       0.3%
    LafargeHolcim, Ltd.                                    375,078   21,138,147       0.2%
    Lonza Group AG                                           1,094      290,633       0.0%
    Novartis AG                                          1,704,593  140,593,520       1.1%
    Novartis AG Sponsored ADR                              214,801   17,738,267       0.1%
    Swatch Group AG (The)(7184736)                         176,687   13,318,067       0.1%
    Swatch Group AG (The)(7184725)                         139,269   54,585,613       0.4%
    Swiss Life Holding AG                                  106,141   36,891,350       0.3%
    Swiss Re AG                                            821,038   77,268,128       0.6%
    UBS Group AG(BRJL176)                                3,507,610   59,675,333       0.5%
*   UBS Group AG(H42097107)                                546,615    9,297,921       0.1%
    Vifor Pharma AG                                            594       76,401       0.0%
    Zurich Insurance Group AG                              417,577  127,429,914       1.0%
                                                                   ------------       ---
TOTAL SWITZERLAND                                                   970,707,088       7.6%
                                                                   ------------       ---
UNITED KINGDOM -- (16.6%)
#   Anglo American P.L.C.                                5,924,428  111,752,548       0.9%
    Antofagasta P.L.C.                                     156,105    1,978,415       0.0%
    Aviva P.L.C.                                         1,038,459    6,966,424       0.1%
    Barclays P.L.C.                                        164,749      406,553       0.0%
    Barclays P.L.C. Sponsored ADR                        4,808,211   47,312,796       0.4%
    Barratt Developments P.L.C.                          1,813,872   15,771,289       0.1%
    BHP Billiton P.L.C.                                    767,576   13,897,450       0.1%
    BHP Billiton P.L.C. ADR                                148,415    5,390,433       0.0%
    BP P.L.C. Sponsored ADR                              8,731,578  355,113,277       2.8%
    Carnival P.L.C.                                         71,875    4,738,594       0.0%
    Glencore P.L.C.                                     22,334,025  107,721,452       0.9%
    HSBC Holdings P.L.C.                                19,975,015  195,058,378       1.5%
#   HSBC Holdings P.L.C. Sponsored ADR                   2,963,067  144,508,777       1.1%
    J Sainsbury P.L.C.                                   8,162,535   26,285,174       0.2%
    Kingfisher P.L.C.                                    7,427,275   30,879,863       0.3%
    Lloyds Banking Group P.L.C.                        143,997,641  130,523,854       1.0%
#   Lloyds Banking Group P.L.C. ADR                      1,479,223    5,458,333       0.1%
    Mediclinic International P.L.C.                         54,336      419,980       0.0%
    Old Mutual P.L.C.                                    1,211,513    3,073,279       0.0%
    Pearson P.L.C.                                         818,107    7,639,187       0.1%
#   Pearson P.L.C. Sponsored ADR                         1,201,322   11,148,268       0.1%
*   Royal Bank of Scotland Group P.L.C.                  2,796,353   10,504,688       0.1%
#*  Royal Bank of Scotland Group P.L.C. Sponsored ADR      632,031    4,797,115       0.0%
    Royal Dutch Shell P.L.C. Class A                     2,374,989   74,764,137       0.6%
    Royal Dutch Shell P.L.C. Class B                       398,623   12,834,572       0.1%
    Royal Dutch Shell P.L.C. Sponsored ADR, Class A      3,844,392  242,312,004       1.9%
#   Royal Dutch Shell P.L.C. Sponsored ADR, Class B      3,852,485  251,798,420       2.0%
    Royal Mail P.L.C.                                      807,231    4,011,254       0.0%
*   Standard Chartered P.L.C.                            5,520,665   54,985,098       0.4%
    Vodafone Group P.L.C.                               58,351,986  166,906,425       1.3%
#   Vodafone Group P.L.C. Sponsored ADR                  4,011,201  116,244,613       0.9%

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                                                            PERCENTAGE
                                                                 SHARES       VALUE++     OF NET ASSETS**
                                                               ---------- --------------- ---------------
UNITED KINGDOM -- (Continued)
       WM Morrison Supermarkets P.L.C.                          7,325,421 $    21,809,523        0.2%
                                                                          ---------------      -----
TOTAL UNITED KINGDOM                                                        2,187,012,173       17.2%
                                                                          ---------------      -----
TOTAL COMMON STOCKS                                                        12,434,865,953       97.6%
                                                                          ---------------      -----
PREFERRED STOCKS -- (1.0%)
GERMANY -- (1.0%)
       Bayerische Motoren Werke AG                                 79,155       6,945,256        0.1%
       Porsche Automobil Holding SE                               267,840      19,599,304        0.1%
       Volkswagen AG                                              601,796     110,190,738        0.9%
                                                                          ---------------      -----
TOTAL GERMANY                                                                 136,735,298        1.1%
                                                                          ---------------      -----
TOTAL PREFERRED STOCKS                                                        136,735,298        1.1%
                                                                          ---------------      -----
RIGHTS/WARRANTS -- (0.0%)
SPAIN -- (0.0%)
*      Banco Santander SA Rights 11/01/17                      33,757,309       1,612,210        0.0%
                                                                          ---------------      -----
TOTAL INVESTMENT SECURITIES                                                12,573,213,461
                                                                          ---------------

                                                                              VALUE+
                                                                          ---------------
SECURITIES LENDING COLLATERAL -- (4.5%)
(S)@   DFA Short Term Investment Fund                          51,323,210     593,860,860        4.7%
                                                                          ---------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost $11,050,403,930)                      $13,167,074,321      103.4%
                                                                          ===============      =====

At October 31, 2017, The DFA International Value Series had entered into the following outstanding futures contracts:

                                                                         UNREALIZED
                        NUMBER OF EXPIRATION   NOTIONAL      MARKET     APPRECIATION
DESCRIPTION             CONTRACTS    DATE       VALUE        VALUE     (DEPRECIATION)
-----------             --------- ---------- ------------ ------------ --------------
LONG POSITION CONTRACTS:
MSCI EAFA Index Future     381     12/15/17  $ 37,262,799 $ 38,240,970   $  978,171
S&P 500 Emini Index(R)     554     12/15/17    69,357,696   71,263,790    1,906,094
                                             ------------ ------------   ----------
Total futures contracts                      $106,620,495 $109,504,760   $2,884,265
                                             ============ ============   ==========

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

Summary of the Series' investments as of October 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                      INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ------------------------------------------------------
                                  LEVEL 1         LEVEL 2     LEVEL 3      TOTAL
                               -------------- --------------- ------- ---------------
Common Stocks
   Australia                   $   66,171,450 $   682,543,367   --    $   748,714,817
   Austria                                 --      13,284,762   --         13,284,762
   Belgium                                 --     129,560,360   --        129,560,360
   Canada                       1,012,049,891              --   --      1,012,049,891
   Denmark                                 --     222,737,552   --        222,737,552
   Finland                          3,512,957     111,876,773   --        115,389,730
   France                              90,389   1,205,921,368   --      1,206,011,757
   Germany                        121,435,557     833,971,440   --        955,406,997
   Hong Kong                               --     323,437,584   --        323,437,584
   Ireland                          7,455,562      23,309,102   --         30,764,664
   Israel                                  --      48,328,428   --         48,328,428
   Italy                           41,309,073     205,185,387   --        246,494,460
   Japan                           65,681,064   2,793,020,433   --      2,858,701,497
   Netherlands                     46,587,082     363,185,621   --        409,772,703
   New Zealand                             --      15,999,490   --         15,999,490
   Norway                           3,986,233     100,310,837   --        104,297,070
   Portugal                                --       4,474,616   --          4,474,616
   Singapore                               --     130,679,480   --        130,679,480
   Spain                            1,208,347     368,745,453   --        369,953,800
   Sweden                           3,437,406     327,649,628   --        331,087,034
   Switzerland                     43,586,047     927,121,041   --        970,707,088
   United Kingdom               1,184,084,036   1,002,928,137   --      2,187,012,173
Preferred Stocks
   Germany                                 --     136,735,298   --        136,735,298
RIGHTS/WARRANTS
   Spain                                   --       1,612,210   --          1,612,210
Securities Lending Collateral              --     593,860,860   --        593,860,860
Futures Contracts**                 2,884,265              --   --          2,884,265
                               -------------- ---------------   --    ---------------
TOTAL                          $2,603,479,359 $10,566,479,227   --    $13,169,958,586
                               ============== ===============   ==    ===============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                       THE JAPANESE SMALL COMPANY SERIES
                            SCHEDULE OF INVESTMENTS
                               OCTOBER 31, 2017

                                                                                       PERCENTAGE
                                                                 SHARES    VALUE++   OF NET ASSETS**
                                                                 ------- ----------- ---------------
COMMON STOCKS -- (90.8%)
Consumer Discretionary -- (17.8%)
    Adastria Co., Ltd.                                           186,240 $ 4,059,363       0.1%
#   Adventure, Inc.                                                4,600     656,321       0.0%
#   Aeon Fantasy Co., Ltd.                                        49,332   1,937,099       0.1%
*   AGORA Hospitality Group Co., Ltd.                            372,000     118,094       0.0%
    Ahresty Corp.                                                137,600   1,124,239       0.0%
    Aisan Industry Co., Ltd.                                     222,700   2,550,167       0.1%
#*  Akebono Brake Industry Co., Ltd.                             630,900   2,153,036       0.1%
#*  Allied Architects, Inc.                                       43,400     354,662       0.0%
    Alpen Co., Ltd.                                              115,000   2,287,372       0.1%
    Alpha Corp.                                                   36,600     742,479       0.0%
    Alpine Electronics, Inc.                                     277,500   6,157,222       0.2%
    Amiyaki Tei Co., Ltd.                                         25,900   1,213,181       0.0%
    Amuse, Inc.                                                   72,498   1,902,486       0.1%
*   Anrakutei Co., Ltd.                                            2,200      91,159       0.0%
    AOI TYO Holdings, Inc.                                       109,931   1,173,482       0.0%
    AOKI Holdings, Inc.                                          247,700   3,455,208       0.1%
    Aoyama Trading Co., Ltd.                                     307,500  11,394,402       0.3%
    Arata Corp.                                                   62,700   2,664,313       0.1%
    Arcland Sakamoto Co., Ltd.                                   181,800   2,971,472       0.1%
    Arcland Service Holdings Co., Ltd.                           104,900   2,314,015       0.1%
    Asahi Broadcasting Corp.                                      44,400     363,287       0.0%
    Asahi Co., Ltd.                                              105,600   1,283,679       0.0%
    Asante, Inc.                                                  32,500     602,045       0.0%
    Asatsu-DK, Inc.                                              215,700   7,149,293       0.2%
#   Ashimori Industry Co., Ltd.                                   28,699     794,539       0.0%
#   ASKUL Corp.                                                  144,900   3,900,769       0.1%
*   Asrapport Dining Co., Ltd.                                    36,200     140,217       0.0%
    Asti Corp.                                                    16,600     664,267       0.0%
#   Atom Corp.                                                   575,100   4,197,910       0.1%
    Atsugi Co., Ltd.                                             104,000   1,183,867       0.0%
#   Autobacs Seven Co., Ltd.                                     455,700   7,833,488       0.2%
    Avex Group Holdings, Inc.                                    243,100   3,360,461       0.1%
#   Beenos, Inc.                                                  31,300     339,648       0.0%
    Belluna Co., Ltd.                                            258,800   2,940,394       0.1%
    Bic Camera, Inc.                                             551,900   6,798,255       0.2%
#   Bookoff Corp.                                                 59,400     427,634       0.0%
#   BRONCO BILLY Co., Ltd.                                        68,300   1,772,489       0.1%
    Can Do Co., Ltd.                                              58,900     921,351       0.0%
    Central Automotive Products, Ltd.                             62,100   1,010,523       0.0%
#   Central Sports Co., Ltd.                                      44,100   1,583,211       0.1%
#   Ceres, Inc.                                                    8,400      96,022       0.0%
    CHIMNEY Co., Ltd.                                             27,800     697,923       0.0%
    Chiyoda Co., Ltd.                                            102,100   2,614,307       0.1%
    Chofu Seisakusho Co., Ltd.                                   132,900   3,243,673       0.1%
    Chori Co., Ltd.                                               74,000   1,348,546       0.0%
    Chuo Spring Co., Ltd.                                         19,600     655,037       0.0%
    Clarion Co., Ltd.                                            741,000   2,822,049       0.1%
    Cleanup Corp.                                                127,800   1,017,602       0.0%
#   Coco's Japan Co., Ltd.                                        31,800     619,934       0.0%
#   Colowide Co., Ltd.                                           370,700   6,957,612       0.2%
    Corona Corp.                                                 101,400   1,210,785       0.0%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
Consumer Discretionary -- (Continued)
#   Create Restaurants Holdings, Inc.                            276,900 $2,968,198       0.1%
    Cross Plus, Inc.                                               2,500     28,226       0.0%
    D.A. Consortium Holdings, Inc.                               138,900  2,305,853       0.1%
    Daido Metal Co., Ltd.                                        210,200  1,941,275       0.1%
#   Daidoh, Ltd.                                                 143,200    555,254       0.0%
#   Daikoku Denki Co., Ltd.                                       54,400    832,154       0.0%
    Daikyonishikawa Corp.                                        231,200  3,928,903       0.1%
    Dainichi Co., Ltd.                                            51,200    380,298       0.0%
    Daisyo Corp.                                                  47,200    714,851       0.0%
    Daiyu Lic Holdings Co., Ltd.                                  33,600    313,978       0.0%
    DCM Holdings Co., Ltd.                                       627,500  5,764,638       0.2%
    DD Holdings Co., Ltd.                                         25,400    977,618       0.0%
    Descente, Ltd.                                               257,600  3,577,772       0.1%
    Doshisha Co., Ltd.                                           153,900  3,381,937       0.1%
    Doutor Nichires Holdings Co., Ltd.                           195,386  4,638,927       0.1%
    Dunlop Sports Co., Ltd.                                       76,600  1,136,605       0.0%
#   Dynic Corp.                                                   34,800    385,236       0.0%
    Eagle Industry Co., Ltd.                                     148,400  2,882,942       0.1%
#   EDION Corp.                                                  471,900  4,767,481       0.1%
#   ES-Con Japan, Ltd.                                           215,000  1,019,354       0.0%
    ESCRIT, Inc.                                                  19,900    155,228       0.0%
#   Evolable Asia Corp.                                           33,400    732,633       0.0%
    Exedy Corp.                                                  193,000  5,787,206       0.2%
    F-Tech, Inc.                                                  64,100  1,069,474       0.0%
    FCC Co., Ltd.                                                211,500  5,106,276       0.1%
*   Felissimo Corp.                                               11,200    132,735       0.0%
#   Fields Corp.                                                  96,800    942,947       0.0%
#   Fine Sinter Co., Ltd.                                          9,800    199,038       0.0%
#   First Juken Co., Ltd.                                         26,900    428,327       0.0%
#   First-corp, Inc.                                              46,100    483,167       0.0%
    FJ Next Co., Ltd.                                             97,400    834,246       0.0%
    Foster Electric Co., Ltd.                                    155,800  3,656,827       0.1%
    France Bed Holdings Co., Ltd.                                144,200  1,337,642       0.0%
#*  FreakOut Holdings, Inc.                                       36,100  1,321,445       0.0%
#   Fuji Co., Ltd.                                               111,400  2,638,331       0.1%
#   Fuji Corp.                                                    29,000    542,645       0.0%
    Fuji Corp., Ltd.                                             160,000  1,157,125       0.0%
    Fuji Kiko Co., Ltd.                                          137,400    897,187       0.0%
#   Fuji Kyuko Co., Ltd.                                         134,500  3,003,024       0.1%
    Fuji Oozx, Inc.                                                  600     28,067       0.0%
    Fujibo Holdings, Inc.                                         68,500  2,162,617       0.1%
    Fujikura Rubber, Ltd.                                        116,900    961,644       0.0%
#   Fujio Food System Co., Ltd.                                   42,100    666,963       0.0%
    Fujishoji Co., Ltd.                                           50,400    527,245       0.0%
#   Fujita Kanko, Inc.                                            50,900  1,621,721       0.1%
    Fujitsu General, Ltd.                                         25,700    491,512       0.0%
    FuKoKu Co., Ltd.                                              52,100    508,300       0.0%
#   Funai Electric Co., Ltd.                                     138,900  1,127,506       0.0%
#   Furukawa Battery Co., Ltd. (The)                              89,000    958,304       0.0%
    Furyu Corp.                                                   70,300    726,289       0.0%
    Futaba Industrial Co., Ltd.                                  389,900  3,789,770       0.1%
    G-Tekt Corp.                                                 112,800  2,415,307       0.1%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
Consumer Discretionary -- (Continued)
    Gakken Holdings Co., Ltd.                                     31,300 $  906,368       0.0%
    Gakkyusha Co., Ltd.                                           44,900    651,582       0.0%
#   Genki Sushi Co., Ltd.                                         25,500    701,948       0.0%
#   Geo Holdings Corp.                                           223,300  3,634,999       0.1%
#   Gfoot Co., Ltd.                                               59,800    400,091       0.0%
    GLOBERIDE, Inc.                                               62,299  1,085,275       0.0%
#   Gokurakuyu Holdings Co., Ltd.                                 45,800    309,079       0.0%
#   Goldwin, Inc.                                                 20,100  1,561,760       0.1%
#   Golf Digest Online, Inc.                                      58,300    541,293       0.0%
#   Gourmet Kineya Co., Ltd.                                      85,000    848,988       0.0%
#   GSI Creos Corp.                                               32,300    516,155       0.0%
    Gunze, Ltd.                                                  116,200  5,285,815       0.1%
    H-One Co., Ltd.                                              129,300  1,858,608       0.1%
    H2O Retailing Corp.                                          305,100  5,643,715       0.2%
#   Hagihara Industries, Inc.                                     80,800  1,403,182       0.0%
    Hakuyosha Co., Ltd.                                            9,100    279,275       0.0%
#   Hamee Corp.                                                   36,900    533,353       0.0%
    Handsman Co., Ltd.                                            32,100    463,143       0.0%
    Happinet Corp.                                               104,100  1,793,785       0.1%
#   Harada Industry Co., Ltd.                                     36,500    287,276       0.0%
    Hard Off Corp. Co., Ltd.                                      57,900    593,735       0.0%
    Haruyama Holdings, Inc.                                       49,100    441,067       0.0%
    Heian Ceremony Service Co., Ltd.                               6,700     56,986       0.0%
#   Heiwa Corp.                                                  119,900  2,210,922       0.1%
    HI-LEX Corp.                                                  74,300  1,879,476       0.1%
    Hiday Hidaka Corp.                                           120,756  3,547,812       0.1%
#   Himaraya Co., Ltd.                                            35,900    320,524       0.0%
    Hinokiya Holdings Co., Ltd.                                    3,600     81,982       0.0%
#   Hiramatsu, Inc.                                              190,600  1,050,494       0.0%
#   HIS Co., Ltd.                                                249,300  8,347,847       0.2%
    Honeys Holdings Co., Ltd.                                    106,040  1,122,184       0.0%
    Hoosiers Holdings                                            149,300  1,417,041       0.0%
#   Hotland Co., Ltd.                                             61,800    795,849       0.0%
    HUB Co., Ltd.                                                  7,700     94,749       0.0%
    I K K, Inc.                                                   65,900    509,070       0.0%
    I.K Co. Ltd.                                                   2,300    199,684       0.0%
    IBJ, Inc.                                                    103,500    830,032       0.0%
#   Ichibanya Co., Ltd.                                           80,058  3,102,522       0.1%
#   Ichikoh Industries, Ltd.                                     244,500  1,906,917       0.1%
#   IDOM, Inc.                                                   433,200  3,159,139       0.1%
    IJT Technology Holdings Co., Ltd.                            132,680  1,228,612       0.0%
    Imagica Robot Holdings, Inc.                                  87,500    732,603       0.0%
    Imasen Electric Industrial                                   109,300  1,412,946       0.0%
    Imperial Hotel, Ltd.                                          12,300    223,697       0.0%
#   Intage Holdings, Inc.                                        228,000  2,991,809       0.1%
*   Izutsuya Co., Ltd.                                            61,699    269,733       0.0%
    Janome Sewing Machine Co., Ltd.                              112,700    778,705       0.0%
    Japan Best Rescue System Co., Ltd.                            76,700    320,406       0.0%
    Japan Wool Textile Co., Ltd. (The)                           354,200  3,181,403       0.1%
#   JINS, Inc.                                                    84,100  4,370,190       0.1%
#   Joban Kosan Co., Ltd.                                         40,299    662,235       0.0%
#   Jolly - Pasta Co., Ltd.                                       17,700    252,396       0.0%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                        PERCENTAGE
                                                                  SHARES    VALUE++   OF NET ASSETS**
                                                                 --------- ---------- ---------------
Consumer Discretionary -- (Continued)
    Joshin Denki Co., Ltd.                                         123,500 $4,274,097       0.1%
    Joyful Honda Co., Ltd.                                          75,600  2,040,996       0.1%
#   JP-Holdings, Inc.                                              374,800  1,319,586       0.0%
    JVC Kenwood Corp.                                            1,000,930  3,138,027       0.1%
#   K's Holdings Corp.                                              41,800    959,330       0.0%
*   Kadokawa Dwango                                                362,333  4,180,461       0.1%
*   Kappa Create Co., Ltd.                                          24,600    276,250       0.0%
    Kasai Kogyo Co., Ltd.                                          164,500  2,475,107       0.1%
    Kawai Musical Instruments Manufacturing Co., Ltd.               43,300    914,215       0.0%
    Keihin Corp.                                                   267,500  4,931,688       0.1%
#   Keiyo Co., Ltd.                                                212,100  1,429,194       0.0%
#   KFC Holdings Japan, Ltd.                                       100,700  1,778,901       0.1%
    Ki-Star Real Estate Co., Ltd.                                   42,700    898,395       0.0%
    King Co., Ltd.                                                  12,500     58,357       0.0%
*   Kintetsu Department Store Co., Ltd.                             36,600  1,201,028       0.0%
    Kitamura Co., Ltd.                                               2,000     13,156       0.0%
*   KNT-CT Holdings Co., Ltd.                                       76,500  1,328,064       0.0%
#   Kohnan Shoji Co., Ltd.                                         179,800  3,842,770       0.1%
*   Kojima Co., Ltd.                                               203,400    670,393       0.0%
    Komatsu Seiren Co., Ltd.                                       208,900  1,812,849       0.1%
    KOMEDA Holdings Co., Ltd.                                       67,500  1,150,707       0.0%
    Komehyo Co., Ltd.                                               45,200    720,585       0.0%
    Komeri Co., Ltd.                                               192,600  5,770,447       0.2%
#   Konaka Co., Ltd.                                               149,806    798,467       0.0%
    Koshidaka Holdings Co., Ltd.                                    78,000  3,155,237       0.1%
#   Kourakuen Holdings Corp.                                        69,400  1,387,019       0.0%
    KU Holdings Co., Ltd.                                          130,900  1,230,789       0.0%
#   Kura Corp.                                                      69,200  3,095,690       0.1%
    Kurabo Industries, Ltd.                                      1,241,000  3,599,920       0.1%
    KYB Corp.                                                      124,700  8,096,520       0.2%
    Kyoritsu Maintenance Co., Ltd.                                 188,662  5,958,482       0.2%
#*  Laox Co., Ltd.                                                 190,100    796,120       0.0%
#   LEC, Inc.                                                       81,100  2,139,265       0.1%
#   LIFULL Co., Ltd.                                               364,500  2,800,968       0.1%
*   Litalico, Inc.                                                  11,400    168,624       0.0%
#   Look, Inc.                                                     228,000    866,493       0.0%
#   Mamiya-Op Co., Ltd.                                             25,800    276,256       0.0%
    Mars Engineering Corp.                                          66,700  1,358,682       0.0%
#*  Maruzen CHI Holdings Co., Ltd.                                  66,900    206,035       0.0%
#   Matsuya Co., Ltd.                                              188,500  2,037,135       0.1%
    Matsuya Foods Co., Ltd.                                         59,900  2,297,560       0.1%
#*  Meganesuper Co., Ltd.                                          637,300    431,574       0.0%
    Meiko Network Japan Co., Ltd.                                  136,000  1,575,946       0.1%
    Meiwa Estate Co., Ltd.                                          70,500    572,399       0.0%
    Mikuni Corp.                                                   130,500    682,846       0.0%
#   Misawa Homes Co., Ltd.                                         150,400  1,333,014       0.0%
    Mitsuba Corp.                                                  212,690  3,554,456       0.1%
    Mitsui Home Co., Ltd.                                          165,000  1,092,071       0.0%
    Mizuno Corp.                                                   126,400  3,595,151       0.1%
    Monogatari Corp. (The)                                          33,600  2,475,679       0.1%
    Morito Co., Ltd.                                                78,000    743,576       0.0%
    MrMax Holdings, Ltd.                                           127,800    841,042       0.0%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                        PERCENTAGE
                                                                  SHARES    VALUE++   OF NET ASSETS**
                                                                 --------- ---------- ---------------
Consumer Discretionary -- (Continued)
    Murakami Corp.                                                  22,400 $  657,253       0.0%
    Musashi Seimitsu Industry Co., Ltd.                            139,000  4,430,628       0.1%
    Nafco Co., Ltd.                                                 36,700    568,465       0.0%
    Nagawa Co., Ltd.                                                31,100  1,249,855       0.0%
*   Naigai Co., Ltd.                                                54,400    281,972       0.0%
#   Nakayamafuku Co., Ltd.                                          33,600    230,697       0.0%
#   Nextage Co., Ltd.                                               41,000    917,600       0.0%
    Nice Holdings, Inc.                                             44,400    629,443       0.0%
    Nichirin Co., Ltd.                                              48,200  1,758,894       0.1%
    Nihon Eslead Corp.                                              47,300    861,880       0.0%
#   Nihon House Holdings Co., Ltd.                                 269,800  1,483,273       0.0%
#   Nihon Plast Co., Ltd.                                           70,300    758,085       0.0%
    Nihon Tokushu Toryo Co., Ltd.                                   82,400  1,495,769       0.0%
    Nippon Felt Co., Ltd.                                           58,200    264,083       0.0%
    Nippon Piston Ring Co., Ltd.                                    48,600  1,043,604       0.0%
    Nippon Seiki Co., Ltd.                                         264,400  6,126,954       0.2%
#   Nippon View Hotel Co., Ltd.                                     33,600    416,432       0.0%
    Nishikawa Rubber Co., Ltd.                                      24,200    497,682       0.0%
#   Nishimatsuya Chain Co., Ltd.                                   325,800  3,585,718       0.1%
    Nissan Shatai Co., Ltd.                                        369,400  3,952,814       0.1%
    Nissan Tokyo Sales Holdings Co., Ltd.                          170,000    612,777       0.0%
    Nissei Build Kogyo Co., Ltd.                                   216,500  2,470,798       0.1%
    Nissin Kogyo Co., Ltd.                                         258,900  4,797,284       0.1%
    Nittan Valve Co., Ltd.                                          86,000    358,457       0.0%
    Nojima Corp.                                                   180,400  4,206,751       0.1%
    Ohashi Technica, Inc.                                           50,500    748,714       0.0%
    Ohsho Food Service Corp.                                        80,600  3,369,883       0.1%
*   Oisix.daichi, Inc.                                              19,200    368,809       0.0%
*   Onkyo Corp.                                                     32,700     57,941       0.0%
    Onward Holdings Co., Ltd.                                      792,000  6,677,401       0.2%
#   Ootoya Holdings Co., Ltd.                                       22,200    399,209       0.0%
#*  Open Door, Inc.                                                 20,300    947,446       0.0%
#   OPT Holding, Inc.                                               72,900    792,277       0.0%
#   Otsuka Kagu, Ltd.                                               77,500    611,780       0.0%
    Ozu Corp.                                                        2,100     41,444       0.0%
    Pacific Industrial Co., Ltd.                                   293,300  3,813,728       0.1%
    PAL GROUP Holdings Co., Ltd.                                    70,000  1,989,907       0.1%
    PALTAC Corp.                                                   181,634  7,213,781       0.2%
    PAPYLESS Co., Ltd.                                              28,600    645,606       0.0%
    Parco Co., Ltd.                                                123,400  1,647,284       0.1%
    Paris Miki Holdings, Inc.                                      161,800    674,782       0.0%
#   PC Depot Corp.                                                 245,041  1,870,268       0.1%
#   People Co., Ltd.                                                17,000    289,082       0.0%
#   Pepper Food Service Co., Ltd.                                   84,000  4,954,906       0.1%
#   PIA Corp.                                                       32,500  1,647,727       0.1%
    Piolax, Inc.                                                   170,100  4,705,818       0.1%
#*  Pioneer Corp.                                                2,136,700  4,137,511       0.1%
    Plenus Co., Ltd.                                               133,800  2,725,635       0.1%
    Press Kogyo Co., Ltd.                                          623,200  3,505,329       0.1%
    Pressance Corp.                                                229,100  3,085,636       0.1%
    Proto Corp.                                                     79,000  1,137,033       0.0%
#   Raccoon Co., Ltd.                                               79,000    441,937       0.0%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
Consumer Discretionary -- (Continued)
    Regal Corp.                                                    1,000 $   25,910       0.0%
#   Renaissance, Inc.                                             60,600    901,661       0.0%
#*  Renown, Inc.                                                 323,700    568,249       0.0%
#   Resort Solution Co., Ltd.                                     16,799    596,920       0.0%
#   Resorttrust, Inc.                                            507,200  9,986,546       0.3%
    Rhythm Watch Co., Ltd.                                        55,900  1,169,720       0.0%
    Riberesute Corp.                                              44,200    394,417       0.0%
#   Ride On Express Holdings Co., Ltd.                            48,300    444,068       0.0%
#   Right On Co., Ltd.                                            96,125    797,914       0.0%
    Riken Corp.                                                   60,300  3,136,771       0.1%
#   Ringer Hut Co., Ltd.                                         145,200  3,148,778       0.1%
    Riso Kyoiku Co., Ltd.                                        216,900  1,725,117       0.1%
    Round One Corp.                                              442,300  5,715,705       0.2%
    Royal Holdings Co., Ltd.                                     178,300  4,609,829       0.1%
*   Royal Hotel, Ltd. (The)                                          600     10,430       0.0%
    Sac's Bar Holdings, Inc.                                     124,150  1,513,030       0.0%
    Saizeriya Co., Ltd.                                          184,600  5,694,529       0.2%
    Sakai Ovex Co., Ltd.                                          30,899    634,392       0.0%
    San Holdings, Inc.                                            21,900    564,868       0.0%
*   Sanden Holdings Corp.                                        150,400  3,057,728       0.1%
#   Sanei Architecture Planning Co., Ltd.                         50,300  1,119,407       0.0%
    Sangetsu Corp.                                               328,750  6,050,338       0.2%
#   Sanko Marketing Foods Co., Ltd.                               27,800    244,418       0.0%
    Sankyo Seiko Co., Ltd.                                       192,600    796,851       0.0%
    Sanoh Industrial Co., Ltd.                                   154,600  1,366,860       0.0%
#   Sanrio Co., Ltd.                                             306,400  5,074,367       0.1%
    Sanyei Corp.                                                   3,500    118,512       0.0%
#   Sanyo Electric Railway Co., Ltd.                             102,998  2,613,772       0.1%
    Sanyo Housing Nagoya Co., Ltd.                                64,700    704,304       0.0%
#   Sanyo Shokai, Ltd.                                            76,599  1,411,693       0.0%
#   Scroll Corp.                                                 175,900    742,211       0.0%
#   Seiko Holdings Corp.                                         195,881  4,890,273       0.1%
    Seiren Co., Ltd.                                             306,800  5,354,764       0.1%
    Senshukai Co., Ltd.                                          205,800  1,273,818       0.0%
#   Septeni Holdings Co., Ltd.                                   643,700  1,813,312       0.1%
    SFP Holdings Co., Ltd.                                        69,600  1,132,274       0.0%
#   Shidax Corp.                                                 111,200    433,899       0.0%
    Shikibo, Ltd.                                                 77,900  1,099,209       0.0%
    Shimachu Co., Ltd.                                           282,300  7,950,489       0.2%
    Shimojima Co., Ltd.                                           29,300    308,769       0.0%
#   Shobunsha Publications, Inc.                                 258,500  1,719,674       0.1%
    Shochiku Co., Ltd.                                             5,400    803,960       0.0%
#   Shoei Co., Ltd.                                               76,000  2,551,578       0.1%
    Showa Corp.                                                  326,000  4,273,138       0.1%
    SKY Perfect JSAT Holdings, Inc.                              899,100  4,168,897       0.1%
#   Snow Peak, Inc.                                               25,100    684,205       0.0%
    SNT Corp.                                                     92,800    623,983       0.0%
    Soft99 Corp.                                                  70,000    704,229       0.0%
    Sotoh Co., Ltd.                                               41,400    420,547       0.0%
    SPK Corp.                                                     20,200    584,309       0.0%
    SRS Holdings Co., Ltd.                                        11,400     92,704       0.0%
    St Marc Holdings Co., Ltd.                                   104,200  3,148,668       0.1%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
Consumer Discretionary -- (Continued)
    Starts Corp., Inc.                                           188,800 $5,120,455       0.1%
    Step Co., Ltd.                                                48,100    663,127       0.0%
    Studio Alice Co., Ltd.                                        60,200  1,392,751       0.0%
#   Suminoe Textile Co., Ltd.                                    351,000    988,175       0.0%
    Sumitomo Riko Co., Ltd.                                      235,200  2,284,347       0.1%
#   Sun Corp.                                                    104,900    714,404       0.0%
    Suncall Corp.                                                 70,100    438,726       0.0%
#   Syuppin Co., Ltd.                                             50,400  1,148,354       0.0%
    T RAD Co., Ltd.                                               47,900  1,988,042       0.1%
    T-Gaia Corp.                                                 139,000  2,828,702       0.1%
    Tachi-S Co., Ltd.                                            197,140  3,703,012       0.1%
    Tachikawa Corp.                                               58,300    688,975       0.0%
    Taiho Kogyo Co., Ltd.                                        101,400  1,516,827       0.1%
    Take And Give Needs Co., Ltd.                                 62,670    479,214       0.0%
    Takihyo Co., Ltd.                                             24,200    499,101       0.0%
    Tama Home Co., Ltd.                                           99,500    645,246       0.0%
    Tamron Co., Ltd.                                             119,500  2,494,908       0.1%
    TBK Co., Ltd.                                                121,000    557,025       0.0%
    Tear Corp.                                                    42,700    345,392       0.0%
*   Ten Allied Co., Ltd.                                          10,500     40,621       0.0%
#   Tenpos Busters Co., Ltd.                                      27,300    482,524       0.0%
    Tigers Polymer Corp.                                          58,300    414,567       0.0%
    Toa Corp.                                                    136,700  1,445,086       0.0%
#   Toabo Corp.                                                   54,799    300,690       0.0%
    Toei Animation Co., Ltd.                                      26,100  2,362,270       0.1%
    Toei Co., Ltd.                                                44,900  4,871,341       0.1%
    Tohokushinsha Film Corp.                                      47,800    314,841       0.0%
    Tokai Rika Co., Ltd.                                         339,900  7,154,245       0.2%
    Token Corp.                                                   47,550  5,733,702       0.2%
#*  Tokyo Base Co., Ltd.                                          33,200  1,361,337       0.0%
    Tokyo Dome Corp.                                             577,500  5,422,702       0.1%
#   Tokyo Individualized Educational Institute, Inc.             121,000  1,066,515       0.0%
    Tokyo Radiator Manufacturing Co., Ltd.                        21,400    192,057       0.0%
    Tokyotokeiba Co., Ltd.                                       108,300  3,295,511       0.1%
#   Tokyu Recreation Co., Ltd.                                    99,000    802,842       0.0%
    Tomy Co., Ltd.                                               523,693  8,472,972       0.2%
    Topre Corp.                                                  242,200  7,132,079       0.2%
    Toridoll Holdings Corp.                                      139,000  4,463,596       0.1%
#   Torikizoku Co., Ltd.                                          48,100  1,300,009       0.0%
#   Tosho Co., Ltd.                                              102,400  2,828,164       0.1%
#   Tow Co., Ltd.                                                109,300    863,664       0.0%
    TPR Co., Ltd.                                                141,900  5,016,511       0.1%
    TS Tech Co., Ltd.                                            230,300  8,247,932       0.2%
    TSI Holdings Co., Ltd.                                       468,295  3,924,913       0.1%
#   Tsukada Global Holdings, Inc.                                109,400    561,708       0.0%
    Tsukamoto Corp. Co., Ltd.                                     19,000    215,792       0.0%
    Tsutsumi Jewelry Co., Ltd.                                    50,900    900,138       0.0%
    TV Asahi Holdings Corp.                                      123,500  2,487,044       0.1%
    Tv Tokyo Holdings Corp.                                       91,800  1,921,521       0.1%
#*  U-Shin, Ltd.                                                 123,600    834,938       0.0%
    Ukai Co., Ltd.                                                 1,000     27,031       0.0%
#   Umenohana Co., Ltd.                                            7,200    179,989       0.0%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                        PERCENTAGE
                                                                 SHARES    VALUE++    OF NET ASSETS**
                                                                 ------- ------------ ---------------
Consumer Discretionary -- (Continued)
    Unipres Corp.                                                230,700 $  6,228,852       0.2%
    United Arrows, Ltd.                                          150,200    5,629,455       0.2%
*   Unitika, Ltd.                                                399,200    3,523,517       0.1%
    ValueCommerce Co., Ltd.                                      117,600      824,910       0.0%
    Vector, Inc.                                                 173,300    2,291,485       0.1%
#   VIA Holdings, Inc.                                           120,200      873,283       0.0%
#   Village Vanguard Co., Ltd.                                    32,100      324,263       0.0%
#   VT Holdings Co., Ltd.                                        554,700    3,019,575       0.1%
    Wacoal Holdings Corp.                                        338,000    9,660,986       0.3%
    WATAMI Co., Ltd.                                             144,700    1,886,942       0.1%
    Watts Co., Ltd.                                               34,000      348,977       0.0%
    Workman Co., Ltd.                                              2,600       81,044       0.0%
    Wowow, Inc.                                                   42,600    1,327,994       0.0%
    Xebio Holdings Co., Ltd.                                     167,200    3,200,766       0.1%
    Yachiyo Industry Co., Ltd.                                    34,500      462,377       0.0%
    Yagi & Co., Ltd.                                                 800       14,057       0.0%
#   Yamato International, Inc.                                    52,100      205,665       0.0%
#   Yasunaga Corp.                                                42,300    1,274,932       0.0%
    Yellow Hat, Ltd.                                             100,700    3,089,754       0.1%
    Yomiuri Land Co., Ltd.                                        26,000    1,092,369       0.0%
#   Yondoshi Holdings, Inc.                                      127,320    3,502,039       0.1%
    Yorozu Corp.                                                 126,600    2,575,698       0.1%
    Yoshinoya Holdings Co., Ltd.                                 152,600    2,538,134       0.1%
#   Yossix Co., Ltd.                                              13,100      326,585       0.0%
#   Yume No Machi Souzou Iinkai Co., Ltd.                        153,400    2,156,923       0.1%
    Yutaka Giken Co., Ltd.                                         4,300       97,451       0.0%
    Zenrin Co., Ltd.                                             147,500    4,686,846       0.1%
#   Zojirushi Corp.                                              241,900    2,183,313       0.1%
                                                                         ------------      ----
Total Consumer Discretionary                                              773,626,796      19.4%
                                                                         ------------      ----
Consumer Staples -- (7.4%)
#   Aeon Hokkaido Corp.                                          261,700    1,504,625       0.0%
#   AFC-HD AMS Life Science Co., Ltd.                              1,700       12,654       0.0%
    Ahjikan Co., Ltd.                                              2,500       27,460       0.0%
    Ain Holdings, Inc.                                           106,800    7,306,661       0.2%
    Albis Co., Ltd.                                               35,800    1,337,184       0.0%
    Aohata Corp.                                                     600       13,587       0.0%
    Arcs Co., Ltd.                                               247,700    5,541,828       0.1%
    Ariake Japan Co., Ltd.                                       114,800    8,774,730       0.2%
    Artnature, Inc.                                              127,600      838,289       0.0%
    Axial Retailing, Inc.                                         90,500    3,701,710       0.1%
    Belc Co., Ltd.                                                67,700    3,777,594       0.1%
    Bourbon Corp.                                                 23,200      540,285       0.0%
    C'BON COSMETICS Co., Ltd.                                      4,200       99,807       0.0%
    Cawachi, Ltd.                                                 96,900    2,377,594       0.1%
    Chubu Shiryo Co., Ltd.                                       149,200    2,666,659       0.1%
#   Chuo Gyorui Co., Ltd.                                          9,300      229,066       0.0%
    Ci:z Holdings Co., Ltd.                                      164,800    6,068,340       0.2%
    Cocokara fine, Inc.                                          116,060    6,470,806       0.2%
    Cota Co., Ltd.                                                34,250      431,878       0.0%
    Create SD Holdings Co., Ltd.                                 169,400    4,264,128       0.1%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
Consumer Staples -- (Continued)
    Daikokutenbussan Co., Ltd.                                    39,900 $1,816,520       0.1%
    Delica Foods Holdings Co., Ltd.                               22,000    293,795       0.0%
    DyDo Group Holdings, Inc.                                     55,600  2,725,919       0.1%
    Earth Chemical Co., Ltd.                                      82,500  3,872,962       0.1%
    Ebara Foods Industry, Inc.                                     8,000    145,872       0.0%
#   Eco's Co., Ltd.                                               43,800    491,845       0.0%
    Feed One Co., Ltd.                                           860,040  2,227,875       0.1%
*   First Baking Co., Ltd.                                        18,300    197,457       0.0%
    Fuji Oil Holdings, Inc.                                      278,500  7,508,721       0.2%
    Fujicco Co., Ltd.                                            138,200  3,121,672       0.1%
    Fujiya Co., Ltd.                                              25,500    578,448       0.0%
    G-7 Holdings, Inc.                                            37,300    795,066       0.0%
#   Genky Stores, Inc.                                            46,800  1,726,876       0.0%
#   HABA Laboratories, Inc.                                       12,700    763,534       0.0%
    Hagoromo Foods Corp.                                          39,000    460,076       0.0%
    Halows Co., Ltd.                                              42,400    961,116       0.0%
    Havix Corp.                                                    8,800     88,530       0.0%
    Hayashikane Sangyo Co., Ltd.                                  25,500    214,353       0.0%
    Heiwado Co., Ltd.                                            184,600  4,029,941       0.1%
    Hokkaido Coca-Cola Bottling Co., Ltd.                         90,000    582,844       0.0%
    Hokuto Corp.                                                 165,100  2,882,677       0.1%
    Ichimasa Kamaboko Co., Ltd.                                   21,600    253,831       0.0%
#   Imuraya Group Co., Ltd.                                       16,200    309,324       0.0%
    Inageya Co., Ltd.                                            175,800  2,900,539       0.1%
    Itochu-Shokuhin Co., Ltd.                                     29,100  1,328,625       0.0%
#   Ivy Cosmetics Corp.                                           12,100    642,527       0.0%
    Iwatsuka Confectionery Co., Ltd.                               3,600    159,640       0.0%
    J-Oil Mills, Inc.                                             68,700  2,467,423       0.1%
#   Japan Meat Co., Ltd.                                          28,500    455,876       0.0%
    Kadoya Sesame Mills, Inc.                                      8,400    440,560       0.0%
    Kakiyasu Honten Co., Ltd.                                     44,900    839,268       0.0%
#   Kameda Seika Co., Ltd.                                        77,100  3,491,719       0.1%
    Kaneko Seeds Co., Ltd.                                        33,800    505,037       0.0%
    Kanemi Co., Ltd.                                                 500     14,684       0.0%
    Kansai Super Market, Ltd.                                     11,300    138,103       0.0%
#   Kato Sangyo Co., Ltd.                                        142,000  4,429,943       0.1%
    Kenko Mayonnaise Co., Ltd.                                    84,500  2,208,365       0.1%
    KEY Coffee, Inc.                                             110,400  2,082,485       0.1%
    Kirindo Holdings Co., Ltd.                                    30,300    406,084       0.0%
#   Kitanotatsujin Corp.                                         100,000    886,090       0.0%
#   Kobe Bussan Co., Ltd.                                         66,300  2,863,159       0.1%
    Kotobuki Spirits Co., Ltd.                                   120,600  4,963,865       0.1%
    Kusuri no Aoki Holdings Co., Ltd.                             79,800  4,428,816       0.1%
#   Kyokuyo Co., Ltd.                                             62,199  2,007,953       0.1%
#   Lacto Japan Co., Ltd.                                         16,700    606,346       0.0%
    Life Corp.                                                   157,800  4,197,389       0.1%
    Mandom Corp.                                                 208,800  6,221,508       0.2%
    Marudai Food Co., Ltd.                                       677,000  3,166,986       0.1%
    Maruha Nichiro Corp.                                         271,407  8,383,688       0.2%
#   Maxvalu Nishinihon Co., Ltd.                                   9,200    137,381       0.0%
    Maxvalu Tokai Co., Ltd.                                       49,300    971,064       0.0%
#   Medical System Network Co., Ltd.                             150,000    710,046       0.0%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
Consumer Staples -- (Continued)
    Megmilk Snow Brand Co., Ltd.                                   321,100 $ 8,988,272       0.2%
    Meito Sangyo Co., Ltd.                                          55,000     728,185       0.0%
    Milbon Co., Ltd.                                                73,076   4,563,158       0.1%
    Ministop Co., Ltd.                                             109,500   2,222,178       0.1%
    Mitsubishi Shokuhin Co., Ltd.                                   91,700   2,720,885       0.1%
    Mitsui Sugar Co., Ltd.                                         104,470   3,573,776       0.1%
    Miyoshi Oil & Fat Co., Ltd.                                     39,600     522,546       0.0%
    Morinaga Milk Industry Co., Ltd.                               243,400   9,344,287       0.2%
    Morishita Jintan Co., Ltd.                                         400      10,598       0.0%
    Morozoff, Ltd.                                                  20,100   1,318,787       0.0%
    Nagatanien Holdings Co., Ltd.                                  151,000   1,799,027       0.1%
    Nakamuraya Co., Ltd.                                            21,600     974,562       0.0%
    Natori Co., Ltd.                                                60,700   1,098,276       0.0%
    Nichimo Co., Ltd.                                               17,000     305,850       0.0%
    Nihon Chouzai Co., Ltd.                                         44,760   1,465,156       0.0%
    Niitaka Co., Ltd.                                                2,860      48,337       0.0%
    Nippon Beet Sugar Manufacturing Co., Ltd.                       67,700   1,446,181       0.0%
    Nippon Flour Mills Co., Ltd.                                   346,900   5,322,225       0.1%
    Nippon Suisan Kaisha, Ltd.                                   1,832,600  11,212,866       0.3%
    Nisshin Oillio Group, Ltd. (The)                               162,400   5,331,037       0.1%
    Nissin Sugar Co., Ltd.                                          78,600   1,428,635       0.0%
    Nitto Fuji Flour Milling Co., Ltd.                               6,400     232,852       0.0%
    Noevir Holdings Co., Ltd.                                       87,900   5,301,368       0.1%
    Oenon Holdings, Inc.                                           320,900     935,260       0.0%
#   OIE Sangyo Co., Ltd.                                            20,900     232,631       0.0%
    Okuwa Co., Ltd.                                                162,000   1,641,041       0.0%
    Olympic Group Corp.                                             63,100     335,322       0.0%
    OUG Holdings, Inc.                                               9,400     225,904       0.0%
    Plant Co., Ltd.                                                  2,400      27,273       0.0%
    Prima Meat Packers, Ltd.                                       910,000   5,946,429       0.2%
    Qol Co., Ltd.                                                  110,400   2,030,466       0.1%
#   Retail Partners Co., Ltd.                                       67,300     781,784       0.0%
    Riken Vitamin Co., Ltd.                                         71,100   2,730,473       0.1%
#   Rock Field Co., Ltd.                                           145,300   2,556,574       0.1%
#   Rokko Butter Co., Ltd.                                          90,400   2,031,308       0.1%
    S Foods, Inc.                                                   82,862   3,151,270       0.1%
    S&B Foods, Inc.                                                  8,299     652,156       0.0%
#   Sagami Rubber Industries Co., Ltd.                              48,000     817,113       0.0%
    Sakata Seed Corp.                                              142,600   4,311,787       0.1%
    San-A Co., Ltd.                                                111,500   5,131,032       0.1%
    Sapporo Holdings, Ltd.                                         255,700   8,102,774       0.2%
#   Shoei Foods Corp.                                               76,000   3,060,109       0.1%
    Showa Sangyo Co., Ltd.                                         123,600   3,223,373       0.1%
    Sogo Medical Co., Ltd.                                          59,200   3,284,855       0.1%
    ST Corp.                                                        81,200   2,011,016       0.1%
    Starzen Co., Ltd.                                               52,200   2,553,461       0.1%
    Takara Holdings, Inc.                                        1,048,200  10,253,490       0.3%
    Tobu Store Co., Ltd.                                            19,000     515,643       0.0%
    Toho Co., Ltd.                                                  46,500   1,176,345       0.0%
    Tohto Suisan Co., Ltd.                                          17,299     317,327       0.0%
    Torigoe Co., Ltd. (The)                                         85,700     704,293       0.0%
    Toyo Sugar Refining Co., Ltd.                                   15,700     171,634       0.0%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                          PERCENTAGE
                                                                  SHARES     VALUE++    OF NET ASSETS**
                                                                 --------- ------------ ---------------
Consumer Staples -- (Continued)
#   Transaction Co., Ltd.                                           87,400 $    945,182       0.0%
    United Super Markets Holdings, Inc.                            329,300    3,074,180       0.1%
    Uoriki Co., Ltd.                                                 2,100       21,981       0.0%
    Valor Holdings Co., Ltd.                                       220,500    5,014,833       0.1%
    Warabeya Nichiyo Holdings Co., Ltd.                            102,260    2,531,796       0.1%
    Watahan & Co., Ltd.                                             37,100      828,771       0.0%
#   YA-MAN, Ltd.                                                   181,000    2,105,671       0.1%
#   Yaizu Suisankagaku Industry Co., Ltd.                           47,300      508,740       0.0%
#   Yakuodo Co., Ltd.                                               68,200    1,910,103       0.1%
    Yamatane Corp.                                                  61,200    1,093,186       0.0%
#   Yamaya Corp.                                                    25,600      538,344       0.0%
    Yamazawa Co., Ltd.                                               2,100       32,160       0.0%
    Yaoko Co., Ltd.                                                132,100    6,483,874       0.2%
#   Yokohama Reito Co., Ltd.                                       274,200    2,607,854       0.1%
    Yomeishu Seizo Co., Ltd.                                        49,800      992,334       0.0%
    Yuasa Funashoku Co., Ltd.                                       12,500      373,906       0.0%
    Yutaka Foods Corp.                                               6,000      101,600       0.0%
                                                                           ------------       ---
Total Consumer Staples                                                      322,125,010       8.1%
                                                                           ------------       ---
Energy -- (1.0%)
    BP Castrol K.K.                                                 53,100      934,248       0.0%
    Cosmo Energy Holdings Co., Ltd.                                344,800    7,920,712       0.2%
    Fuji Kosan Co., Ltd.                                            33,100      176,875       0.0%
    Fuji Oil Co., Ltd.                                             317,100    1,231,572       0.0%
    Itochu Enex Co., Ltd.                                          302,200    3,080,234       0.1%
#*  Japan Drilling Co., Ltd.                                        43,700      835,771       0.0%
    Japan Oil Transportation Co., Ltd.                              11,600      373,956       0.0%
    Japan Petroleum Exploration Co., Ltd.                          200,700    4,141,497       0.1%
    Mitsuuroko Group Holdings Co., Ltd.                            186,200    1,361,544       0.0%
    Modec, Inc.                                                    124,900    2,879,113       0.1%
    Nippon Coke & Engineering Co., Ltd.                          1,114,100    1,231,875       0.0%
#   Nippon Gas Co., Ltd.                                           233,600    7,431,777       0.2%
#   Sala Corp.                                                     313,900    2,100,959       0.1%
    San-Ai Oil Co., Ltd.                                           356,200    4,254,280       0.1%
    Shinko Plantech Co., Ltd.                                      247,600    2,137,853       0.1%
    Sinanen Holdings Co., Ltd.                                      53,100    1,187,329       0.0%
    Toa Oil Co., Ltd.                                              415,000      552,038       0.0%
#   Toyo Kanetsu K.K.                                               56,800    2,151,615       0.1%
                                                                           ------------       ---
Total Energy                                                                 43,983,248       1.1%
                                                                           ------------       ---
Financials -- (7.7%)
    77 Bank, Ltd. (The)                                            392,952    9,986,545       0.3%
#   Accretive Co., Ltd.                                             57,800      215,271       0.0%
#   Advance Create Co., Ltd.                                        17,400      293,961       0.0%
    Aichi Bank, Ltd. (The)                                          51,300    3,160,895       0.1%
#   Aizawa Securities Co., Ltd.                                    186,700    1,342,195       0.0%
    Akatsuki Corp.                                                  40,400      162,763       0.0%
    Akita Bank, Ltd. (The)                                         110,040    3,521,413       0.1%
#   Anicom Holdings, Inc.                                          106,700    2,755,574       0.1%
#   Aomori Bank, Ltd. (The)                                        122,300    3,943,536       0.1%
    Asax Co., Ltd.                                                   1,700       27,256       0.0%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
Financials -- (Continued)
    Awa Bank, Ltd. (The)                                         1,178,000 $ 7,991,079       0.2%
    Bank of Iwate, Ltd. (The)                                      112,100   4,617,301       0.1%
    Bank of Kochi, Ltd. (The)                                       32,300     376,366       0.0%
#   Bank of Nagoya, Ltd. (The)                                      98,330   3,928,742       0.1%
    Bank of Okinawa, Ltd. (The)                                    132,960   5,424,144       0.1%
    Bank of Saga, Ltd. (The)                                        92,100   2,301,188       0.1%
    Bank of the Ryukyus, Ltd.                                      227,380   3,466,539       0.1%
    Bank of Toyama, Ltd. (The)                                       2,500     101,226       0.0%
    Chiba Kogyo Bank, Ltd. (The)                                   318,900   1,813,993       0.1%
#   Chukyo Bank, Ltd. (The)                                         70,000   1,426,833       0.0%
    Daisan Bank, Ltd. (The)                                         88,400   1,489,042       0.0%
    Daishi Bank, Ltd. (The)                                        207,100  10,141,558       0.3%
    Daito Bank, Ltd. (The)                                          87,300   1,310,921       0.0%
    DSB Co., Ltd.                                                   56,500     395,957       0.0%
#   eGuarantee, Inc.                                                43,700   1,231,334       0.0%
#   Ehime Bank, Ltd. (The)                                         199,600   2,576,754       0.1%
    Eighteenth Bank, Ltd. (The)                                  1,048,000   2,823,063       0.1%
    FIDEA Holdings Co., Ltd.                                     1,126,100   2,143,864       0.1%
    Financial Products Group Co., Ltd.                             423,200   4,911,580       0.1%
    First Bank of Toyama, Ltd. (The)                               126,100     662,993       0.0%
    Fukui Bank, Ltd. (The)                                         140,100   3,743,414       0.1%
    Fukushima Bank, Ltd. (The)                                     142,100   1,137,068       0.0%
    Fuyo General Lease Co., Ltd.                                   105,100   6,872,719       0.2%
#   GCA Corp.                                                      167,100   1,529,528       0.0%
    GMO Financial Holdings, Inc.                                    93,300     615,966       0.0%
    Hokkoku Bank, Ltd. (The)                                       174,200   7,974,875       0.2%
    Hokuetsu Bank, Ltd. (The)                                      131,600   3,186,798       0.1%
    Hokuhoku Financial Group, Inc.                                 439,200   7,239,433       0.2%
    Hyakugo Bank, Ltd. (The)                                     1,578,909   7,412,936       0.2%
    Hyakujushi Bank, Ltd. (The)                                  1,426,000   5,184,673       0.1%
    IBJ Leasing Co., Ltd.                                          147,500   3,850,707       0.1%
    Ichiyoshi Securities Co., Ltd.                                 239,700   2,751,252       0.1%
    IwaiCosmo Holdings, Inc.                                       108,500   1,393,443       0.0%
#   J Trust Co., Ltd.                                              359,100   2,642,085       0.1%
    Jaccs Co., Ltd.                                                145,900   3,644,187       0.1%
    Jafco Co., Ltd.                                                190,600   9,420,141       0.2%
*   Japan Asia Investment Co., Ltd.                                102,100     377,001       0.0%
#   Japan Investment Adviser Co., Ltd.                              64,600   1,550,411       0.0%
    Japan Securities Finance Co., Ltd.                             648,900   3,649,588       0.1%
    Jimoto Holdings, Inc.                                          787,400   1,540,553       0.0%
    Juroku Bank, Ltd. (The)                                        208,500   7,043,845       0.2%
#   kabu.com Securities Co., Ltd.                                  914,600   2,915,898       0.1%
    Kansai Urban Banking Corp.                                     149,200   1,906,708       0.1%
    Keiyo Bank, Ltd. (The)                                       1,418,000   6,949,137       0.2%
    Kita-Nippon Bank, Ltd. (The)                                    49,506   1,540,696       0.0%
    Kiyo Bank, Ltd. (The)                                          376,790   6,480,653       0.2%
#   Kosei Securities Co., Ltd. (The)                                28,899     437,846       0.0%
#   Kyokuto Securities Co., Ltd.                                   148,300   2,200,249       0.1%
    Kyushu Financial Group, Inc.                                    82,120     521,968       0.0%
*   LIFENET INSURANCE CO.                                            6,200      21,896       0.0%
#*  M&A Capital Partners Co., Ltd.                                  41,900   2,194,492       0.1%
#   Marusan Securities Co., Ltd.                                   307,900   2,815,547       0.1%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                          PERCENTAGE
                                                                  SHARES     VALUE++    OF NET ASSETS**
                                                                 --------- ------------ ---------------
Financials -- (Continued)
    Matsui Securities Co., Ltd.                                    532,400 $  4,477,141       0.1%
#   Michinoku Bank, Ltd. (The)                                      90,798    1,536,838       0.0%
    Mie Bank, Ltd. (The)                                            58,700    1,404,830       0.0%
#   Minato Bank, Ltd. (The)                                        109,200    2,069,648       0.1%
    Mito Securities Co., Ltd.                                      424,800    1,469,509       0.0%
    Miyazaki Bank, Ltd. (The)                                       99,600    3,586,291       0.1%
#   Monex Group, Inc.                                            1,286,400    4,102,534       0.1%
#   Money Partners Group Co., Ltd.                                 155,400      643,681       0.0%
    Musashino Bank, Ltd. (The)                                     198,000    6,434,079       0.2%
#   Nagano Bank, Ltd. (The)                                         52,599      919,987       0.0%
    Nanto Bank, Ltd. (The)                                         162,700    4,590,069       0.1%
    Nishi-Nippon Financial Holdings, Inc.                          773,100    9,020,926       0.2%
    North Pacific Bank, Ltd.                                     2,064,700    6,949,461       0.2%
    OAK Capital Corp.                                              324,600      838,705       0.0%
    Ogaki Kyoritsu Bank, Ltd. (The)                                209,300    5,975,059       0.2%
#   Oita Bank, Ltd. (The)                                          101,489    4,108,631       0.1%
    Okasan Securities Group, Inc.                                  908,000    5,601,107       0.1%
    Pocket Card Co., Ltd.                                          118,600    1,120,483       0.0%
    Ricoh Leasing Co., Ltd.                                         92,000    3,306,068       0.1%
    San-In Godo Bank, Ltd. (The)                                   912,700    8,393,767       0.2%
    Sawada Holdings Co., Ltd.                                      142,000    1,267,063       0.0%
    Senshu Ikeda Holdings, Inc.                                  1,492,900    5,764,086       0.2%
#   Shiga Bank, Ltd. (The)                                       1,365,000    7,835,982       0.2%
    Shikoku Bank, Ltd. (The)                                       243,600    3,805,404       0.1%
    Shimane Bank, Ltd. (The)                                        17,700      212,503       0.0%
    Shimizu Bank, Ltd. (The)                                        50,300    1,690,118       0.1%
#*  Showa Holdings Co., Ltd.                                        93,300       89,268       0.0%
    Sparx Group Co., Ltd.                                          623,300    1,536,871       0.0%
#   Strike Co., Ltd.                                                 4,900      215,307       0.0%
    Taiko Bank, Ltd. (The)                                          24,700      568,942       0.0%
    Tochigi Bank, Ltd. (The)                                       672,700    3,066,040       0.1%
    Toho Bank, Ltd. (The)                                        1,291,900    4,986,816       0.1%
    Tohoku Bank, Ltd. (The)                                         58,800      810,690       0.0%
#   Tokai Tokyo Financial Holdings, Inc.                         1,362,600    8,920,295       0.2%
#   Tokyo TY Financial Group, Inc.                                 172,338    4,653,684       0.1%
    Tomato Bank, Ltd.                                               50,500      704,788       0.0%
    TOMONY Holdings, Inc.                                          923,750    4,448,959       0.1%
    Tottori Bank, Ltd. (The)                                        46,300      742,196       0.0%
    Towa Bank, Ltd. (The)                                          209,200    2,221,414       0.1%
    Toyo Securities Co., Ltd.                                      461,000    1,289,811       0.0%
    Tsukuba Bank, Ltd.                                             534,200    1,975,920       0.1%
#   Yamagata Bank, Ltd. (The)                                      191,900    4,519,630       0.1%
    Yamanashi Chuo Bank, Ltd. (The)                                991,000    4,413,673       0.1%
                                                                           ------------       ---
Total Financials                                                            337,577,873       8.5%
                                                                           ------------       ---
Health Care -- (4.1%)
#   Advantage Risk Management Co., Ltd.                             37,300      372,972       0.0%
    As One Corp.                                                    86,768    4,770,301       0.1%
#   ASKA Pharmaceutical Co., Ltd.                                  164,300    3,120,509       0.1%
    Biofermin Pharmaceutical Co., Ltd.                              21,000      571,839       0.0%
    BML, Inc.                                                      139,600    3,090,429       0.1%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                       PERCENTAGE
                                                                 SHARES    VALUE++   OF NET ASSETS**
                                                                 ------- ----------- ---------------
Health Care -- (Continued)
#   CMIC Holdings Co., Ltd.                                       76,100 $ 1,122,469       0.0%
    Create Medic Co., Ltd.                                        29,500     286,788       0.0%
#   Daiken Medical Co., Ltd.                                     110,600     761,146       0.0%
    Daito Pharmaceutical Co., Ltd.                                75,280   1,926,564       0.1%
    Dvx, Inc.                                                     30,100     365,487       0.0%
#   Eiken Chemical Co., Ltd.                                     108,500   4,269,741       0.1%
    Elan Corp.                                                    41,400     596,536       0.0%
#   EM Systems Co., Ltd.                                          57,100   1,112,032       0.0%
    EPS Holdings, Inc.                                           217,700   4,286,348       0.1%
    Falco Holdings Co., Ltd.                                      48,200     751,692       0.0%
#   FINDEX, Inc.                                                 124,100     878,899       0.0%
    Fuji Pharma Co., Ltd.                                         49,800   1,803,080       0.1%
    Fukuda Denshi Co., Ltd.                                       20,800   1,456,244       0.1%
    Fuso Pharmaceutical Industries, Ltd.                          41,500   1,041,767       0.0%
    Hogy Medical Co., Ltd.                                        74,900   5,129,516       0.1%
#   Iwaki & Co., Ltd.                                            179,000     759,203       0.0%
    Japan Lifeline Co., Ltd.                                      84,500   4,053,557       0.1%
    Japan Medical Dynamic Marketing, Inc.                        115,600   1,118,087       0.0%
    Jeol, Ltd.                                                   613,000   3,247,168       0.1%
    JMS Co., Ltd.                                                105,357     647,710       0.0%
    Kawasumi Laboratories, Inc.                                   80,080     617,966       0.0%
    Kissei Pharmaceutical Co., Ltd.                              169,200   4,651,474       0.1%
    KYORIN Holdings, Inc.                                        281,400   5,779,314       0.2%
#   Linical Co., Ltd.                                             68,200     897,390       0.0%
    Mani, Inc.                                                   151,400   4,335,405       0.1%
#*  Medical Data Vision Co., Ltd.                                 55,500   1,057,288       0.0%
    Medius Holdings Co., Ltd.                                     13,600     339,404       0.0%
    Menicon Co., Ltd.                                             86,400   3,915,757       0.1%
    Mochida Pharmaceutical Co., Ltd.                              78,999   5,783,451       0.2%
#   N Field Co., Ltd.                                             76,100   1,411,643       0.1%
    Nagaileben Co., Ltd.                                          51,200   1,277,538       0.0%
    Nakanishi, Inc.                                              117,700   5,334,123       0.1%
#   ND Software Co., Ltd.                                          6,300      76,742       0.0%
#   Nichi-iko Pharmaceutical Co., Ltd.                           268,850   4,175,191       0.1%
    NichiiGakkan Co., Ltd.                                       255,700   2,636,029       0.1%
    Nihon Kohden Corp.                                           407,000   9,060,324       0.2%
    Nikkiso Co., Ltd.                                            424,500   3,987,730       0.1%
    Nippon Chemiphar Co., Ltd.                                    17,100     789,254       0.0%
    Nipro Corp.                                                  630,500   9,192,086       0.2%
    Nissui Pharmaceutical Co., Ltd.                               74,900     975,446       0.0%
    Paramount Bed Holdings Co., Ltd.                             108,500   4,784,756       0.1%
    Rion Co., Ltd.                                                54,800   1,074,809       0.0%
    Rohto Pharmaceutical Co., Ltd.                               276,900   6,391,582       0.2%
    Sawai Pharmaceutical Co., Ltd.                               197,500  11,202,256       0.3%
    Seed Co., Ltd.                                                35,400   1,131,355       0.0%
#*  Shin Nippon Biomedical Laboratories, Ltd.                    122,100     596,935       0.0%
    Ship Healthcare Holdings, Inc.                               283,600   8,868,703       0.2%
    Shofu, Inc.                                                   43,700     526,562       0.0%
    Software Service, Inc.                                        18,000     829,257       0.0%
    Solasto Corp.                                                 31,900     681,321       0.0%
    St-Care Holding Corp.                                         15,600     406,430       0.0%
#   Taiko Pharmaceutical Co., Ltd.                                66,800   1,381,035       0.1%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                          PERCENTAGE
                                                                  SHARES     VALUE++    OF NET ASSETS**
                                                                 --------- ------------ ---------------
Health Care -- (Continued)
    Techno Medica Co., Ltd.                                         28,000 $    486,745       0.0%
#   Toho Holdings Co., Ltd.                                        326,300    6,414,065       0.2%
    Tokai Corp.                                                     69,600    3,124,194       0.1%
    Torii Pharmaceutical Co., Ltd.                                 102,700    2,785,987       0.1%
#   Towa Pharmaceutical Co., Ltd.                                   60,700    3,139,415       0.1%
#   Tsukui Corp.                                                   357,300    2,570,748       0.1%
    Tsumura & Co.                                                   15,800      587,229       0.0%
    Uchiyama Holdings Co., Ltd.                                     24,200      115,355       0.0%
    Value HR Co., Ltd.                                               1,400       58,126       0.0%
    Vital KSK Holdings, Inc.                                       242,600    1,969,792       0.1%
    Wakamoto Pharmaceutical Co., Ltd.                              107,000      282,029       0.0%
    WIN-Partners Co., Ltd.                                          99,100    1,220,899       0.0%
    ZERIA Pharmaceutical Co., Ltd.                                 188,699    3,306,611       0.1%
                                                                           ------------       ---
Total Health Care                                                           177,769,835       4.4%
                                                                           ------------       ---
Industrials -- (26.3%)
    NJS Co., Ltd.                                                   32,900      417,402       0.0%
    A&A Material Corp.                                              12,700      151,272       0.0%
    Abist Co., Ltd.                                                 18,500      742,059       0.0%
#   Advan Co., Ltd.                                                146,800    1,394,932       0.0%
#   Advanex, Inc.                                                   22,099      627,172       0.0%
    Aeon Delight Co., Ltd.                                         133,900    5,012,149       0.1%
    Aica Kogyo Co., Ltd.                                           264,800    9,261,490       0.2%
    Aichi Corp.                                                    221,900    1,642,798       0.1%
    Aida Engineering, Ltd.                                         356,300    4,154,800       0.1%
    AIT Corp.                                                       57,300      668,442       0.0%
#   Ajis Co., Ltd.                                                  28,200      606,072       0.0%
    Alinco, Inc.                                                    78,300      866,353       0.0%
    Alps Logistics Co., Ltd.                                       100,700      745,180       0.0%
    Altech Corp.                                                    48,650    1,687,368       0.1%
    Anest Iwata Corp.                                              209,600    2,126,626       0.1%
#*  Arrk Corp.                                                     466,800      486,052       0.0%
    Asahi Diamond Industrial Co., Ltd.                             356,100    3,454,645       0.1%
#   Asahi Kogyosha Co., Ltd.                                        28,500      908,483       0.0%
    Asanuma Corp.                                                  410,000    1,521,606       0.0%
#   Asukanet Co., Ltd.                                              64,400      995,136       0.0%
    Asunaro Aoki Construction Co., Ltd.                            138,400    1,254,137       0.0%
    Bando Chemical Industries, Ltd.                                235,400    2,597,093       0.1%
    Bell System24 Holdings, Inc.                                   216,300    2,367,086       0.1%
#   Benefit One, Inc.                                              202,800    3,896,069       0.1%
#   Br Holdings Corp.                                              142,600      525,460       0.0%
    Bunka Shutter Co., Ltd.                                        372,700    3,176,109       0.1%
    Canare Electric Co., Ltd.                                       17,500      388,669       0.0%
    Career Design Center Co., Ltd.                                  32,400      495,932       0.0%
    Central Glass Co., Ltd.                                        242,800    5,429,135       0.1%
#   Central Security Patrols Co., Ltd.                              52,500      952,907       0.0%
#   Chilled & Frozen Logistics Holdings Co., Ltd.                   47,100      623,823       0.0%
#   Chiyoda Corp.                                                1,001,700    5,928,097       0.2%
    Chiyoda Integre Co., Ltd.                                       77,200    1,880,502       0.1%
    Chudenko Corp.                                                 170,900    5,212,631       0.1%
    Chugai Ro Co., Ltd.                                             38,900      780,056       0.0%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
Industrials -- (Continued)
    Chuo Warehouse Co., Ltd.                                           900 $     9,908       0.0%
    CKD Corp.                                                      324,800   6,396,049       0.2%
    Comany, Inc.                                                     3,700      51,187       0.0%
    Cosel Co., Ltd.                                                124,600   1,725,339       0.1%
#   Creek & River Co., Ltd.                                         69,400     705,661       0.0%
    CTI Engineering Co., Ltd.                                       75,300     721,085       0.0%
#   CTS Co., Ltd.                                                  121,200     845,774       0.0%
    Dai-Dan Co., Ltd.                                               96,000   2,460,555       0.1%
    Daido Kogyo Co., Ltd.                                           47,200     770,287       0.0%
#   Daihatsu Diesel Manufacturing Co., Ltd.                         88,100     666,219       0.0%
    Daihen Corp.                                                   609,000   5,487,646       0.1%
    Daiho Corp.                                                    575,000   2,793,600       0.1%
    Daiichi Jitsugyo Co., Ltd.                                      55,600   1,634,088       0.1%
    Daiichi Kensetsu Corp.                                           2,000      26,271       0.0%
    Daiki Axis Co., Ltd.                                            31,900     362,977       0.0%
    Daiohs Corp.                                                     4,200      55,479       0.0%
    Daiseki Co., Ltd.                                              223,263   5,520,361       0.1%
#   Daiseki Eco. Solution Co., Ltd.                                 39,159     500,872       0.0%
    Daisue Construction Co., Ltd.                                   43,500     397,778       0.0%
    Daiwa Industries, Ltd.                                         200,600   2,253,373       0.1%
    Denyo Co., Ltd.                                                104,900   1,762,080       0.1%
    DMG Mori Co., Ltd.                                             619,700  12,496,608       0.3%
    DMW Corp.                                                        4,800      81,487       0.0%
    Duskin Co., Ltd.                                               234,100   6,421,255       0.2%
    Ebara Jitsugyo Co., Ltd.                                        39,300     605,500       0.0%
    EF-ON, Inc.                                                     74,400   1,001,131       0.0%
    Eidai Co., Ltd.                                                139,000     684,635       0.0%
    en-japan, Inc.                                                 158,100   6,097,226       0.2%
    Endo Lighting Corp.                                             68,900     788,992       0.0%
#*  Enshu, Ltd.                                                    197,000     255,960       0.0%
    EPCO Co., Ltd.                                                   6,600     182,151       0.0%
#*  Escrow Agent Japan Co., Ltd.                                    26,600     702,821       0.0%
#   F&M Co., Ltd.                                                   27,500     261,828       0.0%
#   Freund Corp.                                                    68,300     905,011       0.0%
    Fudo Tetra Corp.                                             1,074,200   1,831,541       0.1%
    Fuji Die Co., Ltd.                                              25,400     206,588       0.0%
#   Fuji Machine Manufacturing Co., Ltd.                           203,600   3,883,386       0.1%
    Fujikura, Ltd.                                                 994,000   8,675,364       0.2%
    Fujisash Co., Ltd.                                             528,600     502,350       0.0%
#   Fujitec Co., Ltd.                                              412,900   6,146,445       0.2%
    Fukuda Corp.                                                    77,200   4,725,642       0.1%
    Fukushima Industries Corp.                                      81,300   3,147,338       0.1%
#   Fukuyama Transporting Co., Ltd.                                170,480   5,531,352       0.1%
#   FULLCAST Holdings Co., Ltd.                                    127,700   2,355,334       0.1%
    Funai Soken Holdings, Inc.                                     148,660   5,461,967       0.1%
    Furukawa Co., Ltd.                                             214,300   3,890,053       0.1%
    Furusato Industries, Ltd.                                       55,600     908,282       0.0%
    Futaba Corp.                                                   221,900   4,398,895       0.1%
    Gakujo Co., Ltd.                                                47,000     572,679       0.0%
    Gecoss Corp.                                                    96,400   1,087,330       0.0%
#   Giken, Ltd.                                                     80,500   2,313,417       0.1%
    Glory, Ltd.                                                    243,900   9,121,396       0.2%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
Industrials -- (Continued)
    GS Yuasa Corp.                                               1,761,000 $ 8,854,741       0.2%
    Hamakyorex Co., Ltd.                                           106,400   2,985,737       0.1%
    Hanwa Co., Ltd.                                                244,200   9,268,572       0.2%
    Hazama Ando Corp.                                            1,180,700   9,626,535       0.3%
    Helios Techno Holdings Co., Ltd.                               103,000     694,795       0.0%
    Hibiya Engineering, Ltd.                                       144,700   3,143,426       0.1%
    Hirakawa Hewtech Corp.                                          68,300     915,032       0.0%
#   Hirano Tecseed Co., Ltd.                                        62,800   1,132,772       0.0%
#   Hirata Corp.                                                    51,300   5,761,324       0.2%
    Hisaka Works, Ltd.                                             145,000   1,351,834       0.0%
    Hitachi Transport System, Ltd.                                  15,100     373,666       0.0%
    Hitachi Zosen Corp.                                          1,068,479   5,629,957       0.2%
    Hito Communications, Inc.                                       45,300     799,926       0.0%
    Hokuetsu Industries Co., Ltd.                                  124,600   1,226,729       0.0%
#   Hokuriku Electrical Construction Co., Ltd.                      48,900     447,829       0.0%
    Hosokawa Micron Corp.                                           45,100   2,857,652       0.1%
#   Howa Machinery, Ltd.                                            81,800   1,327,043       0.0%
#   Ichiken Co., Ltd.                                               31,400     785,849       0.0%
    Ichinen Holdings Co., Ltd.                                     124,100   1,767,694       0.1%
    Idec Corp.                                                     183,500   3,882,499       0.1%
    Ihara Science Corp.                                             31,400     569,535       0.0%
    Iino Kaiun Kaisha, Ltd.                                        599,900   2,832,605       0.1%
    Inaba Denki Sangyo Co., Ltd.                                   143,100   6,281,525       0.2%
    Inaba Seisakusho Co., Ltd.                                      56,300     708,292       0.0%
    Inabata & Co., Ltd.                                            278,100   4,031,517       0.1%
    Interworks, Inc.                                                 6,800      68,293       0.0%
    Inui Global Logistics Co., Ltd.                                139,380   1,027,527       0.0%
    IR Japan Holdings, Ltd.                                          5,200      86,559       0.0%
    Iseki & Co., Ltd.                                              116,300   2,591,287       0.1%
#   Ishii Iron Works Co., Ltd.                                      11,000     175,992       0.0%
    Isolite Insulating Products Co., Ltd.                           18,500     180,676       0.0%
    Itoki Corp.                                                    255,600   1,963,241       0.1%
    Iwaki Co., Ltd.                                                 12,400     327,156       0.0%
    Iwasaki Electric Co., Ltd.                                      37,200     604,010       0.0%
    Iwatani Corp.                                                  232,400   7,008,422       0.2%
#   JAC Recruitment Co., Ltd.                                       96,100   1,782,577       0.1%
#   Jalux, Inc.                                                     40,200     995,890       0.0%
#   Jamco Corp.                                                     68,400   1,429,302       0.0%
    Japan Asia Group, Ltd.                                         121,600     507,033       0.0%
    Japan Foundation Engineering Co., Ltd.                         156,600     559,531       0.0%
    Japan Pulp & Paper Co., Ltd.                                    61,800   2,608,644       0.1%
#   Japan Steel Works, Ltd. (The)                                  398,400  10,097,965       0.3%
    Japan Transcity Corp.                                          242,000   1,038,798       0.0%
    JK Holdings Co., Ltd.                                           92,440     730,935       0.0%
    Juki Corp.                                                     194,500   3,024,465       0.1%
    Kamei Corp.                                                    138,000   2,333,906       0.1%
    Kanaden Corp.                                                  116,600   1,335,655       0.0%
    Kanagawa Chuo Kotsu Co., Ltd.                                   38,800   1,290,163       0.0%
#   Kanamoto Co., Ltd.                                             171,600   5,641,513       0.2%
    Kandenko Co., Ltd.                                             563,300   5,540,589       0.1%
    Kanematsu Corp.                                                487,725   6,416,267       0.2%
    Katakura Industries Co., Ltd.                                  143,700   1,794,167       0.1%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
Industrials -- (Continued)
    Kato Works Co., Ltd.                                          62,800 $1,962,213       0.1%
#   KAWADA TECHNOLOGIES, Inc.                                     48,400  2,866,471       0.1%
    Kawagishi Bridge Works Co., Ltd.                              41,000    429,085       0.0%
    Kawasaki Kinkai Kisen Kaisha, Ltd.                             9,599    296,188       0.0%
#*  Kawasaki Kisen Kaisha, Ltd.                                  275,800  7,201,354       0.2%
    Keihin Co., Ltd.                                              24,900    365,743       0.0%
    KFC, Ltd.                                                      5,000     96,633       0.0%
*   KI Holdings Co., Ltd.                                         88,000    244,296       0.0%
    Kimura Chemical Plants Co., Ltd.                              53,200    216,670       0.0%
    Kimura Unity Co., Ltd.                                         2,200     22,740       0.0%
    King Jim Co., Ltd.                                            97,300    896,149       0.0%
#*  Kinki Sharyo Co., Ltd. (The)                                  21,699    508,502       0.0%
    Kintetsu World Express, Inc.                                 217,800  3,748,661       0.1%
    Kitagawa Iron Works Co., Ltd.                                 53,700  1,464,040       0.0%
    Kitano Construction Corp.                                    280,000  1,260,449       0.0%
#   Kito Corp.                                                   123,600  1,587,443       0.1%
#   Kitz Corp.                                                   543,500  4,656,911       0.1%
#*  Kobe Electric Railway Co., Ltd.                                8,099    271,855       0.0%
#   Kobelco Eco-Solutions Co., Ltd.                               20,599    348,325       0.0%
    Koike Sanso Kogyo Co., Ltd.                                   14,500    382,708       0.0%
#   Kokusai Co., Ltd.                                             47,500    509,714       0.0%
    Kokuyo Co., Ltd.                                             494,925  8,874,939       0.2%
    KOMAIHALTEC, Inc.                                             25,700    594,430       0.0%
    Komatsu Wall Industry Co., Ltd.                               42,800    817,947       0.0%
    Komori Corp.                                                 348,700  4,910,789       0.1%
    Kondotec, Inc.                                               124,000  1,316,678       0.0%
    Konoike Transport Co., Ltd.                                  166,700  2,565,092       0.1%
#*  Kosaido Co., Ltd.                                            231,200  1,051,149       0.0%
#   KRS Corp.                                                     39,500  1,124,356       0.0%
    Kumagai Gumi Co., Ltd.                                       217,500  6,914,022       0.2%
    Kuroda Electric Co., Ltd.                                    208,600  3,723,942       0.1%
    Kyodo Printing Co., Ltd.                                      50,600  1,685,894       0.1%
    Kyokuto Boeki Kaisha, Ltd.                                   152,000    521,052       0.0%
    Kyokuto Kaihatsu Kogyo Co., Ltd.                             190,500  3,411,443       0.1%
    Kyoritsu Printing Co., Ltd.                                  142,000    445,279       0.0%
    Kyowa Exeo Corp.                                             406,900  8,863,610       0.2%
    Kyudenko Corp.                                                 3,000    132,458       0.0%
#   Like Co., Ltd.                                                58,600  1,099,950       0.0%
#   Link And Motivation, Inc.                                    223,900  1,541,227       0.0%
    Lonseal Corp.                                                 13,900    324,939       0.0%
    Luckland Co., Ltd.                                            19,100    359,953       0.0%
    Maeda Corp.                                                  640,000  8,023,943       0.2%
    Maeda Kosen Co., Ltd.                                        125,100  2,171,733       0.1%
    Maeda Road Construction Co., Ltd.                            387,000  8,333,969       0.2%
    Maezawa Industries, Inc.                                      35,700    132,705       0.0%
#   Maezawa Kasei Industries Co., Ltd.                            60,500    670,358       0.0%
    Maezawa Kyuso Industries Co., Ltd.                            53,200    873,025       0.0%
    Makino Milling Machine Co., Ltd.                             622,000  5,868,763       0.2%
#   Marubeni Construction Material Lease Co., Ltd.                75,000    170,168       0.0%
    Marufuji Sheet Piling Co., Ltd.                                8,100    248,505       0.0%
    Maruka Machinery Co., Ltd.                                    34,500    668,240       0.0%
#   Maruwa Unyu Kikan Co., Ltd.                                   74,400  1,491,836       0.0%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                        PERCENTAGE
                                                                  SHARES    VALUE++   OF NET ASSETS**
                                                                 --------- ---------- ---------------
Industrials -- (Continued)
    Maruyama Manufacturing Co., Inc.                                23,000 $  397,182       0.0%
    Maruzen Co., Ltd.                                               62,000  1,184,512       0.0%
    Maruzen Showa Unyu Co., Ltd.                                   332,000  1,573,408       0.1%
    Matsuda Sangyo Co., Ltd.                                        92,582  1,327,995       0.0%
    Matsui Construction Co., Ltd.                                  135,300  1,209,622       0.0%
    Max Co., Ltd.                                                  193,000  2,729,424       0.1%
    Meidensha Corp.                                              1,262,050  4,993,525       0.1%
    Meiji Electric Industries Co., Ltd.                             29,900    467,610       0.0%
    Meiji Shipping Co., Ltd.                                       111,000    447,510       0.0%
    Meisei Industrial Co., Ltd.                                    251,000  1,756,893       0.1%
    Meitec Corp.                                                   162,200  7,923,048       0.2%
    Meiwa Corp.                                                    158,000    725,785       0.0%
    Mesco, Inc.                                                     22,000    254,699       0.0%
    METAWATER Co., Ltd.                                             79,600  2,113,116       0.1%
#   Mie Kotsu Group Holdings, Inc.                                 305,800  1,321,518       0.0%
    Mirait Holdings Corp.                                          355,385  4,644,036       0.1%
    Mitani Corp.                                                    72,900  2,891,079       0.1%
    Mitani Sangyo Co., Ltd.                                         12,000     45,600       0.0%
    Mitsubishi Kakoki Kaisha, Ltd.                                  37,900    821,369       0.0%
    Mitsubishi Logisnext Co., Ltd.                                 212,200  1,559,368       0.1%
    Mitsubishi Pencil Co., Ltd.                                    223,800  5,307,450       0.1%
    Mitsuboshi Belting, Ltd.                                       319,000  3,982,946       0.1%
    Mitsui Engineering & Shipbuilding Co., Ltd.                    510,900  6,684,349       0.2%
    Mitsui Matsushima Co., Ltd.                                     72,100    908,729       0.0%
*   Mitsui-Soko Holdings Co., Ltd.                                 687,000  2,137,788       0.1%
    Mitsumura Printing Co., Ltd.                                     9,300    205,799       0.0%
    Miyaji Engineering Group, Inc.                                  35,418    971,601       0.0%
    Morita Holdings Corp.                                          201,300  3,464,061       0.1%
    Musashi Co., Ltd.                                                3,000     48,836       0.0%
    NAC Co., Ltd.                                                   65,700    559,937       0.0%
    Nachi-Fujikoshi Corp.                                        1,262,000  7,779,006       0.2%
#   Nadex Co., Ltd.                                                 16,000    141,909       0.0%
    Nagase & Co., Ltd.                                             535,500  9,095,948       0.2%
    Naigai Trans Line, Ltd.                                         29,000    432,928       0.0%
    Nakabayashi Co., Ltd.                                          117,000    754,386       0.0%
    Nakamoto Packs Co., Ltd.                                        10,600    357,009       0.0%
    Nakano Corp.                                                    78,600    446,076       0.0%
    Nakano Refrigerators Co., Ltd.                                     800     28,500       0.0%
#   Namura Shipbuilding Co., Ltd.                                  336,028  2,085,270       0.1%
    Narasaki Sangyo Co., Ltd.                                      109,000    369,363       0.0%
    NDS Co., Ltd.                                                   27,500    928,753       0.0%
    NEC Capital Solutions, Ltd.                                     58,800  1,161,974       0.0%
    Nichias Corp.                                                  587,000  7,643,299       0.2%
    Nichiban Co., Ltd.                                              70,500  1,575,911       0.1%
    Nichiden Corp.                                                  72,600  1,557,410       0.1%
    Nichiha Corp.                                                  178,680  7,186,416       0.2%
    Nichireki Co., Ltd.                                            155,600  1,967,056       0.1%
    Nihon Dengi Co., Ltd.                                           24,900    666,872       0.0%
    Nihon Flush Co., Ltd.                                           48,600    904,696       0.0%
#   Nihon Trim Co., Ltd.                                            31,500  1,230,355       0.0%
    Nikkato Corp.                                                      700      3,805       0.0%
    Nikko Co., Ltd.                                                 36,700    745,397       0.0%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
Industrials -- (Continued)
    Nikkon Holdings Co., Ltd.                                      356,800 $ 9,138,051       0.2%
    Nippi, Inc.                                                      6,600     249,847       0.0%
    Nippo Corp.                                                    198,000   4,134,358       0.1%
    Nippon Air Conditioning Services Co., Ltd.                     139,400     928,550       0.0%
    Nippon Aqua Co., Ltd.                                           92,800     420,159       0.0%
#   Nippon Carbon Co., Ltd.                                         66,500   2,912,144       0.1%
    Nippon Concept Corp.                                            25,600     286,493       0.0%
    Nippon Densetsu Kogyo Co., Ltd.                                221,900   4,815,964       0.1%
    Nippon Dry-Chemical Co., Ltd.                                      300       6,477       0.0%
#   Nippon Filcon Co., Ltd.                                         70,900     518,118       0.0%
    Nippon Hume Corp.                                              129,400     895,070       0.0%
    Nippon Kanzai Co., Ltd.                                        106,900   1,926,164       0.1%
    Nippon Koei Co., Ltd.                                           87,900   3,228,533       0.1%
    Nippon Parking Development Co., Ltd.                         1,259,200   1,846,741       0.1%
    Nippon Rietec Co., Ltd.                                          8,300      91,081       0.0%
    Nippon Road Co., Ltd. (The)                                     45,000   2,592,788       0.1%
#   Nippon Seisen Co., Ltd.                                         20,000     967,495       0.0%
#*  Nippon Sharyo, Ltd.                                            452,000   1,277,284       0.0%
#*  Nippon Sheet Glass Co., Ltd.                                   632,100   5,067,923       0.1%
    Nippon Steel & Sumikin Bussan Corp.                             90,760   5,010,976       0.1%
    Nippon Thompson Co., Ltd.                                      383,000   2,231,088       0.1%
#   Nippon Tungsten Co., Ltd.                                        6,199     149,658       0.0%
    Nishi-Nippon Railroad Co., Ltd.                                406,600  10,869,438       0.3%
    Nishimatsu Construction Co., Ltd.                              358,800  10,832,245       0.3%
    Nishio Rent All Co., Ltd.                                      104,000   3,631,500       0.1%
#   Nissei ASB Machine Co., Ltd.                                    52,300   2,324,086       0.1%
    Nissei Corp.                                                    37,900     376,106       0.0%
    Nissei Plastic Industrial Co., Ltd.                            175,800   2,344,643       0.1%
#   Nisshinbo Holdings, Inc.                                       911,080  10,939,879       0.3%
    Nissin Corp.                                                    93,600   2,886,281       0.1%
    Nissin Electric Co., Ltd.                                      388,100   4,750,651       0.1%
    Nitta Corp.                                                    117,500   4,846,557       0.1%
    Nitto Boseki Co., Ltd.                                         186,800   6,278,128       0.2%
    Nitto Kogyo Corp.                                              175,800   3,013,199       0.1%
    Nitto Kohki Co., Ltd.                                           68,500   1,697,260       0.1%
    Nitto Seiko Co., Ltd.                                          166,200     963,141       0.0%
    Nittoc Construction Co., Ltd.                                  173,600     945,308       0.0%
    Nittoku Engineering Co., Ltd.                                   81,900   3,150,122       0.1%
    nms Holdings Co.                                                 6,300      73,405       0.0%
    Noda Corp.                                                     145,800   1,701,167       0.1%
    Nomura Co., Ltd.                                               247,700   5,169,299       0.1%
    Noritake Co., Ltd.                                              71,200   3,431,610       0.1%
    Noritz Corp.                                                   172,400   3,167,647       0.1%
    NS Tool Co., Ltd.                                               39,600     774,587       0.0%
    NS United Kaiun Kaisha, Ltd.                                    65,600   1,518,199       0.0%
    NTN Corp.                                                      422,600   2,052,691       0.1%
    Obara Group, Inc.                                               75,300   4,355,875       0.1%
    Odelic Co., Ltd.                                                24,000   1,065,934       0.0%
#   Ohba Co., Ltd.                                                  64,900     298,550       0.0%
    Ohmoto Gumi Co., Ltd.                                            2,200      91,914       0.0%
    Oiles Corp.                                                    143,150   2,817,922       0.1%
    Okabe Co., Ltd.                                                242,100   2,321,553       0.1%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
Industrials -- (Continued)
    Okada Aiyon Corp.                                               27,400 $   475,644       0.0%
#   Okamoto Machine Tool Works, Ltd.                                25,399     682,146       0.0%
    Okamura Corp.                                                  409,100   4,589,438       0.1%
    OKI Electric Cable Co., Ltd.                                     7,800     244,204       0.0%
#   OKK Corp.                                                       45,900     509,991       0.0%
    OKUMA Corp.                                                    169,800  10,437,221       0.3%
    Okumura Corp.                                                  199,880   7,651,389       0.2%
    Onoken Co., Ltd.                                               103,800   1,765,417       0.1%
    Organo Corp.                                                    46,800   1,238,354       0.0%
    Origin Electric Co., Ltd.                                       34,600     623,448       0.0%
#   OSG Corp.                                                      412,700   8,932,806       0.2%
    OSJB Holdings Corp.                                            840,700   2,606,208       0.1%
    Outsourcing, Inc.                                              485,800   6,697,265       0.2%
    Oval Corp.                                                      20,500      62,673       0.0%
    Oyo Corp.                                                      135,800   2,073,037       0.1%
#   Paraca, Inc.                                                    24,700     521,029       0.0%
    Parker Corp.                                                    17,000     107,879       0.0%
#   Pasco Corp.                                                    137,000     416,041       0.0%
#   Pasona Group, Inc.                                             112,200   1,579,815       0.1%
    Pegasus Sewing Machine Manufacturing Co., Ltd.                 126,500     846,641       0.0%
    Penta-Ocean Construction Co., Ltd.                           1,890,000  12,503,434       0.3%
    Pilot Corp.                                                    221,300  11,188,873       0.3%
#   Prestige International, Inc.                                   300,400   3,240,534       0.1%
    Pronexus, Inc.                                                 125,000   1,516,971       0.0%
#   PS Mitsubishi Construction Co., Ltd.                           187,500   1,199,057       0.0%
    Punch Industry Co., Ltd.                                        51,800     940,854       0.0%
    Quick Co., Ltd.                                                 65,100   1,126,844       0.0%
    Raito Kogyo Co., Ltd.                                          328,900   3,360,476       0.1%
    Rasa Corp.                                                      27,000     276,583       0.0%
#   Relia, Inc.                                                    285,100   3,353,962       0.1%
    Rheon Automatic Machinery Co., Ltd.                            110,500   1,670,091       0.1%
    Rix Corp.                                                        3,200      52,469       0.0%
    Ryobi, Ltd.                                                    173,440   4,466,724       0.1%
    Sakai Heavy Industries, Ltd.                                    23,700     770,987       0.0%
    Sakai Moving Service Co., Ltd.                                  67,000   3,893,195       0.1%
#*  Sanix, Inc.                                                    173,800     447,003       0.0%
    Sanki Engineering Co., Ltd.                                    282,700   3,253,525       0.1%
    Sanko Gosei, Ltd.                                               39,300     195,703       0.0%
#   Sanko Metal Industrial Co., Ltd.                                13,600     491,875       0.0%
    Sankyo Tateyama, Inc.                                          166,200   2,428,013       0.1%
    Sankyu, Inc.                                                   250,200  10,344,070       0.3%
#   Sanoyas Holdings Corp.                                         141,400     398,008       0.0%
    Sansei Technologies, Inc.                                       46,000     390,531       0.0%
#   Sansha Electric Manufacturing Co., Ltd.                         14,500     160,009       0.0%
    Sanwa Holdings Corp.                                           259,700   3,256,713       0.1%
    Sanyo Denki Co., Ltd.                                           57,800   3,838,701       0.1%
#   Sanyo Engineering & Construction, Inc.                          72,700     572,805       0.0%
    Sanyo Industries, Ltd.                                           9,900     193,144       0.0%
    Sanyo Trading Co., Ltd.                                         72,900   1,888,798       0.1%
    Sata Construction Co., Ltd.                                     85,399     358,563       0.0%
    Sato Holdings Corp.                                            158,700   3,861,455       0.1%
    Sato Shoji Corp.                                                73,700     802,531       0.0%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
Industrials -- (Continued)
#   Sawafuji Electric Co., Ltd.                                      7,000 $   173,279       0.0%
    SBS Holdings, Inc.                                             117,700     929,964       0.0%
    SEC Carbon, Ltd.                                                 5,400     266,423       0.0%
#   Secom Joshinetsu Co., Ltd.                                      32,000   1,072,825       0.0%
    Seibu Electric Industry Co., Ltd.                               20,500     458,346       0.0%
    Seika Corp.                                                     62,600   1,659,987       0.1%
    Seikitokyu Kogyo Co., Ltd.                                     203,400   1,153,533       0.0%
    Sekisui Jushi Corp.                                            180,900   4,040,319       0.1%
    Senko Group Holdings Co., Ltd.                                 648,200   4,701,144       0.1%
    Senshu Electric Co., Ltd.                                       36,600     809,878       0.0%
    Shibusawa Warehouse Co., Ltd. (The)                             55,300   1,026,631       0.0%
    Shibuya Corp.                                                  108,000   4,145,900       0.1%
#   Shima Seiki Manufacturing, Ltd.                                153,300   8,620,151       0.2%
    Shin Nippon Air Technologies Co., Ltd.                          86,280   1,239,358       0.0%
#   Shin-Keisei Electric Railway Co., Ltd.                          36,199     686,175       0.0%
    Shinmaywa Industries, Ltd.                                     522,700   5,142,749       0.1%
    Shinnihon Corp.                                                165,900   1,474,608       0.0%
    Shinsho Corp.                                                   35,500   1,022,148       0.0%
    Shinwa Co. Ltd.                                                 48,900   1,111,105       0.0%
*   Shoko Co., Ltd.                                                330,000     340,336       0.0%
    Showa Aircraft Industry Co., Ltd.                               23,037     285,137       0.0%
#   SIGMAXYZ, Inc.                                                  56,700     413,406       0.0%
    Sinfonia Technology Co., Ltd.                                  806,000   3,280,159       0.1%
    Sinko Industries, Ltd.                                         119,600   1,947,261       0.1%
    Sintokogio, Ltd.                                               286,800   3,337,774       0.1%
    Soda Nikka Co., Ltd.                                           105,000     543,244       0.0%
#   Sodick Co., Ltd.                                               292,200   4,043,533       0.1%
    Space Co., Ltd.                                                 74,420   1,144,632       0.0%
    Srg Takamiya Co., Ltd.                                         125,100     760,706       0.0%
    Star Micronics Co., Ltd.                                       214,600   3,783,363       0.1%
#   Subaru Enterprise Co., Ltd.                                      7,100     491,097       0.0%
    Sugimoto & Co., Ltd.                                            47,200     730,079       0.0%
#   Sumiseki Holdings, Inc.                                        212,200     309,716       0.0%
    Sumitomo Densetsu Co., Ltd.                                    111,300   2,256,665       0.1%
    Sumitomo Mitsui Construction Co., Ltd.                       1,095,540   6,749,159       0.2%
    Sumitomo Precision Products Co., Ltd.                          189,000     611,546       0.0%
    Sumitomo Warehouse Co., Ltd. (The)                             778,000   5,340,215       0.1%
*   SWCC Showa Holdings Co., Ltd.                                  156,200   1,459,861       0.0%
    Tacmina Corp.                                                    1,700      29,197       0.0%
#   Tadano, Ltd.                                                   658,100  10,029,797       0.3%
    Taihei Dengyo Kaisha, Ltd.                                     107,000   2,732,081       0.1%
    Taiheiyo Kouhatsu, Inc.                                         44,200     392,871       0.0%
    Taikisha, Ltd.                                                 147,000   4,281,222       0.1%
*   Takagi Seiko Corp.                                               2,000      81,517       0.0%
    Takamatsu Construction Group Co., Ltd.                          82,400   2,245,535       0.1%
    Takamatsu Machinery Co., Ltd.                                    4,000      38,312       0.0%
#   Takano Co., Ltd.                                                53,500     580,626       0.0%
    Takaoka Toko Co., Ltd.                                          69,320   1,133,216       0.0%
#   Takara Printing Co., Ltd.                                       52,755     822,556       0.0%
    Takara Standard Co., Ltd.                                      242,800   4,151,248       0.1%
    Takasago Thermal Engineering Co., Ltd.                         326,000   5,739,992       0.2%
    Takashima & Co., Ltd.                                           23,600     471,288       0.0%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                        PERCENTAGE
                                                                  SHARES    VALUE++   OF NET ASSETS**
                                                                 --------- ---------- ---------------
Industrials -- (Continued)
    Takeei Corp.                                                   138,100 $1,393,091       0.0%
#   Takeuchi Manufacturing Co., Ltd.                               245,900  5,208,992       0.1%
    Takigami Steel Construction Co., Ltd. (The)                      5,300    264,819       0.0%
    Takisawa Machine Tool Co., Ltd.                                 36,800    671,342       0.0%
    Takuma Co., Ltd.                                               438,000  5,388,248       0.1%
    TANABE ENGINEERING Corp.                                         1,600     14,916       0.0%
    Tanseisha Co., Ltd.                                            219,949  2,615,883       0.1%
    Tatsuta Electric Wire and Cable Co., Ltd.                      266,500  1,954,727       0.1%
    TECHNO ASSOCIE Co., Ltd.                                        56,800    693,526       0.0%
    Techno Ryowa, Ltd.                                              69,390    495,514       0.0%
    Techno Smart Corp.                                              32,200    502,685       0.0%
    TechnoPro Holdings, Inc.                                       217,600  9,976,612       0.3%
    Teikoku Electric Manufacturing Co., Ltd.                       116,400  1,233,555       0.0%
    Teikoku Sen-I Co., Ltd.                                        119,800  2,542,344       0.1%
    Tekken Corp.                                                    74,900  2,511,820       0.1%
    Tenox Corp.                                                      5,800     66,569       0.0%
    Teraoka Seisakusho Co., Ltd.                                    53,600    379,858       0.0%
    Terasaki Electric Co., Ltd.                                     15,700    187,805       0.0%
#*  Toa Corp.                                                       92,900  2,018,961       0.1%
    TOA ROAD Corp.                                                  26,600  1,094,086       0.0%
    Tobishima Corp.                                              1,220,300  1,821,213       0.1%
    Tocalo Co., Ltd.                                                91,900  3,708,342       0.1%
    Toda Corp.                                                   1,071,000  8,725,646       0.2%
    Toenec Corp.                                                    53,200  1,553,219       0.0%
#   Togami Electric Manufacturing Co., Ltd.                         12,800    262,023       0.0%
    TOKAI Holdings Corp.                                           536,200  4,287,197       0.1%
    Tokai Lease Co., Ltd.                                           17,000    319,048       0.0%
    Tokyo Energy & Systems, Inc.                                   142,600  1,659,455       0.1%
#   Tokyo Keiki, Inc.                                               84,199  1,133,514       0.0%
#*  Tokyo Kikai Seisakusho, Ltd.                                     1,700      9,643       0.0%
    Tokyo Sangyo Co., Ltd.                                          86,800    408,790       0.0%
    Tokyu Construction Co., Ltd.                                   539,500  4,751,220       0.1%
    Toli Corp.                                                     297,000  1,079,699       0.0%
    Tomoe Corp.                                                    160,700    668,030       0.0%
#   Tomoe Engineering Co., Ltd.                                     46,000    878,591       0.0%
    Tonami Holdings Co., Ltd.                                       36,700  1,828,572       0.1%
    Toppan Forms Co., Ltd.                                         298,500  3,088,821       0.1%
#   Torishima Pump Manufacturing Co., Ltd.                         124,300  1,290,214       0.0%
    Toshiba Machine Co., Ltd.                                      740,000  4,594,745       0.1%
    Toshiba Plant Systems & Services Corp.                         289,650  4,996,282       0.1%
#   Tosho Printing Co., Ltd.                                       143,999  1,386,454       0.0%
    Totech Corp.                                                    33,100    602,714       0.0%
    Totetsu Kogyo Co., Ltd.                                        158,200  5,297,627       0.1%
    Totoku Electric Co., Ltd.                                        7,100    153,995       0.0%
    Toyo Construction Co., Ltd.                                    492,500  2,493,163       0.1%
#   Toyo Denki Seizo K.K.                                           46,700    829,297       0.0%
#   Toyo Engineering Corp.                                         200,679  2,398,899       0.1%
    Toyo Machinery & Metal Co., Ltd.                               100,900    776,137       0.0%
    Toyo Tanso Co., Ltd.                                            73,800  2,083,430       0.1%
#   Toyo Wharf & Warehouse Co., Ltd.                                35,400    598,212       0.0%
    Trancom Co., Ltd.                                               46,200  2,807,162       0.1%
    Trinity Industrial Corp.                                        25,000    203,231       0.0%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                          PERCENTAGE
                                                                 SHARES     VALUE++     OF NET ASSETS**
                                                                 ------- -------------- ---------------
Industrials -- (Continued)
    Trusco Nakayama Corp.                                        335,300 $    8,578,697       0.2%
    Trust Tech, Inc.                                              52,500      1,529,029       0.0%
#   Tsubaki Nakashima Co., Ltd.                                  145,800      3,361,989       0.1%
    Tsubakimoto Chain Co.                                        778,700      6,710,719       0.2%
    Tsubakimoto Kogyo Co., Ltd.                                   23,400        605,289       0.0%
#*  Tsudakoma Corp.                                              320,000        575,148       0.0%
#   Tsugami Corp.                                                375,000      3,611,662       0.1%
    Tsukishima Kikai Co., Ltd.                                   174,400      2,094,810       0.1%
    Tsurumi Manufacturing Co., Ltd.                              109,800      1,860,950       0.1%
    TTK Co., Ltd.                                                 62,000        302,520       0.0%
    Uchida Yoko Co., Ltd.                                         59,400      1,884,351       0.1%
#   Ueki Corp.                                                    34,800        834,339       0.0%
    Union Tool Co.                                                56,400      1,823,339       0.1%
    Ushio, Inc.                                                  657,700      9,129,387       0.2%
#*  UT Group Co., Ltd.                                           161,000      3,300,529       0.1%
    Utoc Corp.                                                    98,700        464,508       0.0%
    Wakachiku Construction Co., Ltd.                             105,200      1,756,184       0.1%
    Wakita & Co., Ltd.                                           255,200      3,139,377       0.1%
    WDB Holdings Co., Ltd.                                        53,300      1,298,374       0.0%
    Weathernews, Inc.                                             39,600      1,279,985       0.0%
#   Will Group, Inc.                                              69,900        814,252       0.0%
    World Holdings Co., Ltd.                                      44,600      1,435,120       0.0%
    Yahagi Construction Co., Ltd.                                166,900      1,511,498       0.0%
    YAMABIKO Corp.                                               230,328      3,134,216       0.1%
    YAMADA Consulting Group Co., Ltd.                             50,600        977,561       0.0%
#   Yamashin-Filter Corp.                                         36,200      1,318,551       0.0%
    Yamashina Corp.                                              327,700        208,097       0.0%
    Yamato Corp.                                                  95,400        707,374       0.0%
#   Yamaura Corp.                                                 45,800        388,258       0.0%
    Yamazen Corp.                                                345,700      3,952,433       0.1%
    Yasuda Logistics Corp.                                        99,500        830,847       0.0%
    Yokogawa Bridge Holdings Corp.                               214,100      4,565,742       0.1%
    Yondenko Corp.                                                27,360        761,866       0.0%
    Yuasa Trading Co., Ltd.                                      108,500      4,000,199       0.1%
    Yuken Kogyo Co., Ltd.                                         20,100        475,212       0.0%
#   Yumeshin Holdings Co., Ltd.                                  272,500      1,922,777       0.1%
    Yurtec Corp.                                                 255,000      2,228,259       0.1%
    Yusen Logistics Co., Ltd.                                    112,100      1,307,023       0.0%
    Yushin Precision Equipment Co., Ltd.                             900         25,466       0.0%
    Zaoh Co., Ltd.                                                 4,800         70,925       0.0%
#   Zenitaka Corp. (The)                                          14,700        739,299       0.0%
    Zuiko Corp.                                                   22,800        767,087       0.0%
                                                                         --------------      ----
Total Industrials                                                         1,144,147,685      28.7%
                                                                         --------------      ----
Information Technology -- (13.4%)
#   A&D Co., Ltd.                                                113,900        539,705       0.0%
#*  Access Co., Ltd.                                             236,400      2,039,469       0.1%
    Ad-sol Nissin Corp.                                           34,100        374,875       0.0%
#   Adtec Plasma Technology Co., Ltd.                             33,400        513,172       0.0%
#   Aeria, Inc.                                                   57,400        966,024       0.0%
    AGS Corp.                                                      2,400         21,451       0.0%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
Information Technology -- (Continued)
#   Ai Holdings Corp.                                              234,800 $ 5,764,739       0.2%
    Aichi Tokei Denki Co., Ltd.                                     18,700     671,678       0.0%
    Aiphone Co., Ltd.                                               71,900   1,199,621       0.0%
#*  Akatsuki, Inc.                                                  20,700   1,778,406       0.1%
    Alpha Systems, Inc.                                             39,260     862,472       0.0%
    Amano Corp.                                                    391,500   9,633,436       0.3%
#   Anritsu Corp.                                                  873,500   8,224,957       0.2%
    AOI Electronic Co., Ltd.                                        29,400   1,377,164       0.0%
#*  Apic Yamada Corp.                                               32,900     159,593       0.0%
    Argo Graphics, Inc.                                             53,200   1,738,076       0.1%
    Arisawa Manufacturing Co., Ltd.                                200,900   1,826,577       0.1%
#   ArtSpark Holdings, Inc.                                         41,500     616,755       0.0%
#   Asahi Net, Inc.                                                102,300     495,184       0.0%
    Ateam, Inc.                                                     71,500   1,892,582       0.1%
*   Atrae, Inc.                                                      2,700     160,868       0.0%
#   Aval Data Corp.                                                 18,100     318,540       0.0%
#   Axell Corp.                                                     44,900     314,508       0.0%
#*  Bengo4.com, Inc.                                                38,900     495,766       0.0%
#   Broadband Tower, Inc.                                          263,100     509,585       0.0%
    Broadleaf Co., Ltd.                                            283,700   2,329,224       0.1%
    CAC Holdings Corp.                                              81,800     818,217       0.0%
    Canon Electronics, Inc.                                        125,200   2,817,337       0.1%
#   Capcom Co., Ltd.                                               265,000   6,742,244       0.2%
    CCS, Inc.                                                        1,500      50,341       0.0%
    CDS Co., Ltd.                                                    3,900      46,518       0.0%
    Chino Corp.                                                     37,100     436,218       0.0%
    Citizen Watch Co., Ltd.                                      1,479,400  10,876,479       0.3%
    CMK Corp.                                                      349,300   3,626,732       0.1%
#   COLOPL, Inc.                                                   318,000   3,530,903       0.1%
    Computer Engineering & Consulting, Ltd.                         85,500   2,046,132       0.1%
    Computer Institute of Japan, Ltd.                               83,500     539,546       0.0%
    Comture Corp.                                                   63,000   1,272,462       0.0%
    CONEXIO Corp.                                                  102,600   1,894,455       0.1%
#   COOKPAD, Inc.                                                  392,300   2,632,400       0.1%
#   Core Corp.                                                      37,600     553,184       0.0%
    Cresco, Ltd.                                                    33,200   1,385,639       0.0%
#   CROOZ, Inc.                                                     52,000   1,174,190       0.0%
#   Cube System, Inc.                                               48,400     360,145       0.0%
#   Cybernet Systems Co., Ltd.                                      48,200     324,634       0.0%
#*  Cyberstep, Inc.                                                 22,100     536,287       0.0%
    Cybozu, Inc.                                                   109,700     503,987       0.0%
    Dai-ichi Seiko Co., Ltd.                                        55,600   1,412,991       0.0%
    Daiko Denshi Tsushin, Ltd.                                       8,000     111,494       0.0%
    Daishinku Corp.                                                 44,399     768,242       0.0%
    Daitron Co., Ltd.                                               54,200   1,010,472       0.0%
    Daiwabo Holdings Co., Ltd.                                     118,600   4,713,176       0.1%
#*  DDS, Inc.                                                       89,500     597,474       0.0%
    Denki Kogyo Co., Ltd.                                           71,200   1,831,484       0.1%
    Densan System Co., Ltd.                                         27,900     536,413       0.0%
#   Designone Japan, Inc.                                           35,600     436,626       0.0%
    Dexerials Corp.                                                323,600   3,646,336       0.1%
    Digital Arts, Inc.                                              66,000   2,700,337       0.1%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
Information Technology -- (Continued)
    Digital Information Technologies Corp.                        19,500 $  357,009       0.0%
    Dip Corp.                                                    196,200  4,791,030       0.1%
    DKK-Toa Corp.                                                 42,300    330,127       0.0%
*   Drecom Co., Ltd.                                              67,100    836,915       0.0%
    DTS Corp.                                                    128,500  3,856,186       0.1%
#   E-Guardian, Inc.                                              58,300  1,208,790       0.0%
    Eizo Corp.                                                   108,300  4,489,664       0.1%
#   Elecom Co., Ltd.                                             104,700  2,098,045       0.1%
    Elematec Corp.                                                52,271  1,196,842       0.0%
#*  Enigmo, Inc.                                                  73,800    760,260       0.0%
    Enomoto Co., Ltd.                                              2,400     40,568       0.0%
    Enplas Corp.                                                  63,100  2,673,377       0.1%
    ESPEC Corp.                                                  128,600  2,927,700       0.1%
    Excel Co., Ltd.                                               44,000    981,756       0.0%
    F@N Communications, Inc.                                     303,400  3,139,200       0.1%
#   Faith, Inc.                                                   34,910    397,434       0.0%
#*  FDK Corp.                                                    552,000  1,312,000       0.0%
    Fenwal Controls of Japan, Ltd.                                 9,200    137,085       0.0%
    Ferrotec Holdings Corp.                                      234,700  4,824,704       0.1%
#*  FFRI, Inc.                                                    24,500    924,768       0.0%
#*  FIRSTLOGIC, Inc.                                              12,700    295,135       0.0%
#   Fixstars Corp.                                                24,000    871,590       0.0%
#*  Flight Holdings, Inc.                                         57,600    460,449       0.0%
    Forval Corp.                                                  17,400    115,328       0.0%
#   FTGroup Co., Ltd.                                             74,000    608,040       0.0%
    Fuji Soft, Inc.                                              137,200  4,172,478       0.1%
    Fujitsu Frontech, Ltd.                                        75,300  1,319,003       0.0%
#   Fukui Computer Holdings, Inc.                                 46,600  1,169,696       0.0%
#*  Full Speed, Inc.                                              45,200    397,314       0.0%
    Furuno Electric Co., Ltd.                                    148,700  1,022,807       0.0%
    Furuya Metal Co., Ltd.                                        14,800    539,882       0.0%
    Future Corp.                                                 159,900  1,615,199       0.1%
#   G Three Holdings Corp.                                       214,900    299,587       0.0%
    GL Sciences, Inc.                                             20,500    366,776       0.0%
#   GMO Cloud K.K.                                                26,700    707,622       0.0%
#   GMO internet, Inc.                                           440,600  6,806,964       0.2%
#   GMO Payment Gateway, Inc.                                     80,800  5,911,870       0.2%
    Gree, Inc.                                                   672,200  4,563,262       0.1%
*   Gunosy, Inc.                                                  75,700  2,000,694       0.1%
    Gurunavi, Inc.                                               177,600  2,290,376       0.1%
    Hagiwara Electric Co., Ltd.                                   35,000  1,065,192       0.0%
    Hakuto Co., Ltd.                                              97,100  1,498,325       0.0%
#   Hearts United Group Co., Ltd.                                 89,200  1,323,230       0.0%
    Hibino Corp.                                                  25,200    446,976       0.0%
    Hioki EE Corp.                                                62,200  1,356,248       0.0%
#   Hitachi Kokusai Electric, Inc.                               332,500  9,210,643       0.2%
#   Hochiki Corp.                                                129,700  2,683,235       0.1%
#   Hokuriku Electric Industry Co., Ltd.                          48,200    663,463       0.0%
    Honda Tsushin Kogyo Co., Ltd.                                 49,600  1,004,015       0.0%
    Horiba, Ltd.                                                  61,650  3,673,372       0.1%
    Hosiden Corp.                                                362,000  6,249,911       0.2%
    I-Net Corp.                                                   67,290  1,051,796       0.0%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                        PERCENTAGE
                                                                  SHARES    VALUE++   OF NET ASSETS**
                                                                 --------- ---------- ---------------
Information Technology -- (Continued)
#   I-O Data Device, Inc.                                           45,000 $  451,583       0.0%
#   Ibiden Co., Ltd.                                               338,578  5,669,314       0.2%
    Icom, Inc.                                                      69,000  1,604,433       0.1%
#*  IGNIS, Ltd.                                                     15,400    519,476       0.0%
#   Ikegami Tsushinki Co., Ltd.                                    385,000    578,480       0.0%
    Ines Corp.                                                     170,000  1,591,886       0.1%
    Infocom Corp.                                                   80,400  2,062,946       0.1%
#   Infomart Corp.                                                 559,200  4,227,105       0.1%
    Information Development Co.                                     42,700    468,101       0.0%
    Information Services International-Dentsu, Ltd.                 78,100  1,737,872       0.1%
#   Innotech Corp.                                                 111,100    958,430       0.0%
#   Intelligent Wave, Inc.                                          61,700    393,924       0.0%
#   Inter Action Corp.                                              61,000    437,071       0.0%
    Internet Initiative Japan, Inc.                                183,800  3,852,631       0.1%
#   Iriso Electronics Co., Ltd.                                    115,600  6,520,096       0.2%
*   Ishii Hyoki Co., Ltd.                                            4,400     54,788       0.0%
#   Istyle, Inc.                                                   287,100  1,974,736       0.1%
#*  ITbook Co., Ltd.                                                90,900    439,608       0.0%
    Itfor, Inc.                                                    160,800    956,771       0.0%
#   ITmedia, Inc.                                                    6,200     37,587       0.0%
#*  Itokuro, Inc.                                                   22,800  1,060,670       0.0%
    Iwatsu Electric Co., Ltd.                                       63,700    472,730       0.0%
    Japan Aviation Electronics Industry, Ltd.                      298,000  5,451,208       0.1%
#   Japan Cash Machine Co., Ltd.                                    99,000  1,072,024       0.0%
#*  Japan Display, Inc.                                          2,327,100  5,019,981       0.1%
#   Japan Material Co., Ltd.                                       130,500  3,788,819       0.1%
    Jastec Co., Ltd.                                                78,500    928,861       0.0%
#   JBCC Holdings, Inc.                                             94,500    874,910       0.0%
#*  JIG-SAW, Inc.                                                   21,500  1,142,067       0.0%
    Justsystems Corp.                                              206,000  4,425,638       0.1%
    Kaga Electronics Co., Ltd.                                     113,900  3,412,687       0.1%
    Kanematsu Electronics, Ltd.                                     75,800  2,365,474       0.1%
*   KAYAC, Inc.                                                     21,200    257,385       0.0%
    KEL Corp.                                                        3,500     42,979       0.0%
#*  KLab, Inc.                                                     217,000  3,814,322       0.1%
    Koa Corp.                                                      195,900  4,087,529       0.1%
    Kozo Keikaku Engineering, Inc.                                  10,400    225,011       0.0%
#   Kyoden Co., Ltd.                                                97,900    402,541       0.0%
    Kyosan Electric Manufacturing Co., Ltd.                        252,000  1,441,247       0.0%
    Kyowa Electronics Instruments Co., Ltd.                        135,100    540,040       0.0%
#   LAC Co., Ltd.                                                  101,400  1,255,324       0.0%
    Lasertec Corp.                                                 255,200  5,614,841       0.2%
    LECIP HOLDINGS Corp.                                             3,800     31,659       0.0%
*   Livesense, Inc.                                                 17,200     83,749       0.0%
#   m-up, Inc.                                                      31,600    378,204       0.0%
    Macnica Fuji Electronics Holdings, Inc.                        213,450  4,471,790       0.1%
    Mamezou Holdings Co., Ltd.                                     107,600  1,237,849       0.0%
    MarkLines Co., Ltd.                                             47,600    463,758       0.0%
    Marubun Corp.                                                  101,500    882,691       0.0%
    Maruwa Co., Ltd.                                                60,000  3,472,070       0.1%
#   Marvelous, Inc.                                                196,300  1,857,089       0.1%
    Maxell Holdings, Ltd.                                          214,700  4,879,272       0.1%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
Information Technology -- (Continued)
    MCJ Co., Ltd.                                                220,700 $2,322,436       0.1%
#   Media Do Holdings Co., Ltd.                                   41,400    980,253       0.0%
#   Megachips Corp.                                              109,600  3,611,313       0.1%
#   Meiko Electronics Co., Ltd.                                  131,100  2,409,727       0.1%
    Melco Holdings, Inc.                                          71,700  2,250,718       0.1%
#   Micronics Japan Co., Ltd.                                    206,600  2,056,487       0.1%
#   Mimaki Engineering Co., Ltd.                                 108,700    903,214       0.0%
    Mimasu Semiconductor Industry Co., Ltd.                      113,181  2,023,400       0.1%
    Miraial Co., Ltd.                                             43,300    598,210       0.0%
    Miroku Jyoho Service Co., Ltd.                               115,700  2,702,023       0.1%
#   Mitsubishi Research Institute, Inc.                           41,400  1,226,753       0.0%
#   Mitsui High-Tec, Inc.                                        157,900  3,333,541       0.1%
    Mobile Create Co., Ltd.                                       59,800    201,652       0.0%
#   Mobile Factory, Inc.                                          33,200    400,627       0.0%
#*  Morpho, Inc.                                                  28,100  1,176,357       0.0%
#   MTI, Ltd.                                                    199,300  1,198,650       0.0%
    Mutoh Holdings Co., Ltd.                                      14,600    333,621       0.0%
#*  Mynet, Inc.                                                   23,600    366,224       0.0%
    Nagano Keiki Co., Ltd.                                        58,400    661,817       0.0%
    Naigai Tec Corp.                                                 500     16,930       0.0%
    Nakayo, Inc.                                                  78,000  1,340,473       0.0%
    NEC Networks & System Integration Corp.                      139,500  3,476,389       0.1%
    NET One Systems Co., Ltd.                                    525,900  6,523,781       0.2%
#*  New Japan Radio Co., Ltd.                                     96,000    855,403       0.0%
#   Nexyz Group Corp.                                             48,000    975,325       0.0%
    Nichicon Corp.                                               311,900  3,935,281       0.1%
    Nihon Dempa Kogyo Co., Ltd.                                  106,600    832,422       0.0%
    Nihon Denkei Co., Ltd.                                         9,900    168,034       0.0%
    Nihon Unisys, Ltd.                                           449,675  7,448,545       0.2%
    Nippon Ceramic Co., Ltd.                                      62,200  1,774,321       0.1%
    Nippon Chemi-Con Corp.                                       103,700  3,603,415       0.1%
    Nippon Information Development Co., Ltd.                       2,300     70,723       0.0%
#   Nippon Kodoshi Corp.                                          54,900  1,119,173       0.0%
    Nippon Signal Co., Ltd.                                      345,000  3,807,721       0.1%
    Nippon Systemware Co., Ltd.                                   45,500    899,476       0.0%
    Nissha Co., Ltd.                                             220,800  7,102,451       0.2%
    Nohmi Bosai, Ltd.                                            136,100  2,296,485       0.1%
#   Noritsu Koki Co., Ltd.                                       123,900  1,918,160       0.1%
    NS Solutions Corp.                                           171,100  4,159,333       0.1%
    NSD Co., Ltd.                                                222,680  4,457,614       0.1%
    Nuflare Technology, Inc.                                      29,300  1,517,352       0.1%
#   Ohara, Inc.                                                   51,800  1,015,176       0.0%
*   Ohizumi Mfg. Co., Ltd.                                        19,400    226,647       0.0%
#   Okaya Electric Industries Co., Ltd.                           73,000    334,526       0.0%
#   Oki Electric Industry Co., Ltd.                              522,400  7,297,733       0.2%
    ONO Sokki Co., Ltd.                                           58,400    385,703       0.0%
    Optex Group Co., Ltd.                                         94,700  3,922,050       0.1%
#*  Optim Corp.                                                   26,100    611,374       0.0%
    Osaki Electric Co., Ltd.                                     254,000  1,862,473       0.1%
    Paltek Corp.                                                  35,800    283,314       0.0%
    PCA Corp.                                                      2,500     38,899       0.0%
#   PCI Holdings, Inc.                                            19,500    582,343       0.0%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                       PERCENTAGE
                                                                 SHARES    VALUE++   OF NET ASSETS**
                                                                 ------- ----------- ---------------
Information Technology -- (Continued)
    Poletowin Pitcrew Holdings, Inc.                              88,800 $ 1,422,505       0.0%
    Pro-Ship, Inc.                                                 8,700     191,823       0.0%
#   Rakus Co., Ltd.                                               36,300     741,688       0.0%
    RECOMM Co., Ltd.                                              78,000      82,835       0.0%
    Renesas Easton Co., Ltd.                                      62,400     407,893       0.0%
    Riken Keiki Co., Ltd.                                        105,100   2,271,716       0.1%
    Riso Kagaku Corp.                                            171,600   3,289,015       0.1%
    Roland DG Corp.                                               82,600   2,285,343       0.1%
#   Rorze Corp.                                                   64,800   1,715,845       0.1%
#   RS Technologies Co., Ltd.                                     22,500     833,531       0.0%
#*  RVH, Inc.                                                     85,200     408,086       0.0%
    Ryoden Corp.                                                  97,000   1,505,186       0.1%
    Ryosan Co., Ltd.                                             188,800   7,663,107       0.2%
    Ryoyo Electro Corp.                                          132,600   2,489,756       0.1%
    Saison Information Systems Co., Ltd.                           3,500      61,661       0.0%
#   Sakura Internet, Inc.                                        127,100     975,607       0.0%
    Sanken Electric Co., Ltd.                                    779,000   4,898,444       0.1%
    Sanshin Electronics Co., Ltd.                                151,900   2,307,082       0.1%
#   Satori Electric Co., Ltd.                                     85,880     800,851       0.0%
#   Saxa Holdings, Inc.                                           29,800     564,958       0.0%
#   Scala, Inc.                                                   91,500     642,132       0.0%
#   Seikoh Giken Co., Ltd.                                        12,200     215,560       0.0%
    Shibaura Electronics Co., Ltd.                                46,900   1,915,325       0.1%
    Shibaura Mechatronics Corp.                                  200,000     866,108       0.0%
#*  SHIFT, Inc.                                                   39,600     764,955       0.0%
    Shindengen Electric Manufacturing Co., Ltd.                   49,500   3,378,969       0.1%
#*  Shinkawa, Ltd.                                                97,400     748,154       0.0%
    Shinko Electric Industries Co., Ltd.                         445,700   3,434,624       0.1%
    Shinko Shoji Co., Ltd.                                       135,600   2,515,984       0.1%
    Shizuki Electric Co., Inc.                                   103,500     660,842       0.0%
    Sigma Koki Co., Ltd.                                          14,800     236,306       0.0%
#   Siix Corp.                                                    95,400   4,061,525       0.1%
    SK-Electronics Co., Ltd.                                      42,100     454,899       0.0%
    SMK Corp.                                                    333,000   1,573,740       0.1%
    SMS Co., Ltd.                                                204,100   6,148,394       0.2%
#   Softbank Technology Corp.                                     70,300   1,313,294       0.0%
#   Softbrain Co., Ltd.                                          125,200     458,996       0.0%
    Softcreate Holdings Corp.                                     48,300     707,759       0.0%
#   Soliton Systems K.K.                                          52,900     577,362       0.0%
#   Sourcenext Corp.                                              86,300     543,470       0.0%
    SRA Holdings                                                  65,900   1,878,204       0.1%
#   Sumida Corp.                                                 147,449   2,573,360       0.1%
    Sun-Wa Technos Corp.                                          57,800   1,091,158       0.0%
    Suzuden Corp.                                                 24,400     307,174       0.0%
    Suzuki Co., Ltd.                                              13,600     123,424       0.0%
#   Systemsoft Corp.                                             269,600     345,855       0.0%
    Systena Corp.                                                109,900   3,407,680       0.1%
#*  Tabuchi Electric Co., Ltd.                                   200,800     534,252       0.0%
    Tachibana Eletech Co., Ltd.                                  103,260   1,749,668       0.1%
    Taiyo Yuden Co., Ltd.                                        678,700  11,849,631       0.3%
    Takachiho Koheki Co., Ltd.                                    12,500     127,499       0.0%
    TAKEBISHI Corp.                                               26,700     374,432       0.0%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                        PERCENTAGE
                                                                 SHARES    VALUE++    OF NET ASSETS**
                                                                 ------- ------------ ---------------
Information Technology -- (Continued)
    Tamura Corp.                                                 486,000 $  3,325,141       0.1%
#   Tazmo Co., Ltd.                                               40,900      759,123       0.0%
    TDC Soft, Inc.                                                38,000      382,301       0.0%
#*  Teac Corp.                                                   734,000      291,781       0.0%
    TechMatrix Corp.                                              99,500    1,493,713       0.0%
#   Tecnos Japan, Inc.                                           103,000    1,005,948       0.0%
    Teikoku Tsushin Kogyo Co., Ltd.                               49,000      492,245       0.0%
    TESEC Corp.                                                    2,300       40,565       0.0%
    TIS, Inc.                                                    265,801    8,271,648       0.2%
    TKC Corp.                                                    119,800    3,770,791       0.1%
    Toho System Science Co., Ltd.                                  1,500       10,815       0.0%
    Tokyo Electron Device, Ltd.                                   41,100      803,664       0.0%
    Tokyo Seimitsu Co., Ltd.                                     240,800    9,572,803       0.3%
#   Tomen Devices Corp.                                            4,600      130,453       0.0%
    Topcon Corp.                                                 662,200   14,001,261       0.4%
    Torex Semiconductor, Ltd.                                     39,900      661,613       0.0%
    Toshiba TEC Corp.                                            822,000    4,794,030       0.1%
    Toukei Computer Co., Ltd.                                     22,710      691,028       0.0%
#   Towa Corp.                                                   139,700    2,419,160       0.1%
    Toyo Corp.                                                   146,400    1,367,648       0.0%
    Transcosmos, Inc.                                            186,300    4,344,691       0.1%
    Tri Chemical Laboratories, Inc.                               36,600    1,292,441       0.0%
    UKC Holdings Corp.                                            86,600    1,490,562       0.0%
    UMC Electronics Co Ltd                                        27,900      592,742       0.0%
    Uniden Holdings Corp.                                        406,000    1,292,170       0.0%
    UNIRITA, Inc.                                                  6,400       99,322       0.0%
#   UNITED, Inc.                                                  78,700    2,512,126       0.1%
#   V Technology Co., Ltd.                                        28,700    5,022,429       0.1%
*   V-Cube, Inc.                                                  85,300      495,370       0.0%
#   VeriServe Corp.                                               13,400      447,928       0.0%
#   Vitec Holdings Co., Ltd.                                      51,000      864,794       0.0%
#   Voyage Group, Inc.                                            56,400      720,042       0.0%
    Wellnet Corp.                                                109,900    1,181,066       0.0%
#   YAC Holdings Co., Ltd.                                        52,800      534,520       0.0%
#   Yamaichi Electronics Co., Ltd.                               136,500    2,835,521       0.1%
    Yashima Denki Co., Ltd.                                      110,500      937,365       0.0%
#   Yokowo Co., Ltd.                                              92,000    1,201,131       0.0%
    Zappallas, Inc.                                               55,900      212,334       0.0%
*   ZIGExN Co., Ltd.                                             107,300    1,478,439       0.0%
    Zuken, Inc.                                                   99,900    1,776,585       0.1%
                                                                         ------------      ----
Total Information Technology                                              585,523,761      14.7%
                                                                         ------------      ----
Materials -- (10.1%)
    Achilles Corp.                                               101,900    2,055,849       0.1%
    ADEKA Corp.                                                  544,000    9,396,399       0.2%
    Agro-Kanesho Co., Ltd.                                        68,400    1,363,896       0.0%
    Aichi Steel Corp.                                             73,200    2,968,238       0.1%
#   Alconix Corp.                                                136,000    2,387,456       0.1%
    Arakawa Chemical Industries, Ltd.                            108,000    2,617,710       0.1%
    Araya Industrial Co., Ltd.                                    26,800      535,837       0.0%
#   Asahi Holdings, Inc.                                         182,350    3,958,171       0.1%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                        PERCENTAGE
                                                                  SHARES    VALUE++   OF NET ASSETS**
                                                                 --------- ---------- ---------------
Materials -- (Continued)
    Asahi Printing Co., Ltd.                                         1,900 $   45,696       0.0%
    Asahi Yukizai Corp.                                             87,800  1,153,221       0.0%
    Asia Pile Holdings Corp.                                       131,100    742,008       0.0%
    C Uyemura & Co., Ltd.                                           27,200  1,686,132       0.1%
    Carlit Holdings Co., Ltd.                                       98,100    732,204       0.0%
    Chuetsu Pulp & Paper Co., Ltd.                                  55,200  1,064,974       0.0%
#*  Chugai Mining Co., Ltd.                                      1,012,400    293,705       0.0%
    Chugoku Marine Paints, Ltd.                                    390,400  3,316,993       0.1%
    CI Takiron Corp.                                               330,000  2,094,931       0.1%
    CK-San-Etsu Co., Ltd.                                            1,700     45,475       0.0%
    Dai Nippon Toryo Co., Ltd.                                     148,000  2,265,482       0.1%
    Daido Steel Co., Ltd.                                          131,300  8,319,117       0.2%
    Daiichi Kigenso Kagaku-Kogyo Co., Ltd.                         117,700  1,708,942       0.1%
    Daiken Corp.                                                    93,100  2,524,334       0.1%
    Daiki Aluminium Industry Co., Ltd.                             183,000  1,503,776       0.0%
    Dainichiseika Color & Chemicals Manufacturing Co., Ltd.         83,200  3,809,956       0.1%
#   Daio Paper Corp.                                               425,100  5,103,652       0.1%
    Denka Co., Ltd.                                                  7,000    233,873       0.0%
#   DKS Co., Ltd.                                                  281,000  1,932,362       0.1%
    Dynapac Co., Ltd.                                                5,000     73,889       0.0%
    FP Corp.                                                       132,600  6,968,242       0.2%
    Fuji Seal International, Inc.                                  267,700  8,785,506       0.2%
    Fujikura Kasei Co., Ltd.                                       155,400    980,245       0.0%
    Fujimi, Inc.                                                   118,100  2,926,669       0.1%
    Fujimori Kogyo Co., Ltd.                                        99,000  3,424,486       0.1%
#   Fumakilla, Ltd.                                                 50,501    900,277       0.0%
    Fuso Chemical Co., Ltd.                                        112,800  3,611,126       0.1%
    Geostr Corp.                                                    77,000    603,464       0.0%
    Godo Steel, Ltd.                                                77,700  1,564,598       0.0%
    Gun-Ei Chemical Industry Co., Ltd.                              28,600    993,948       0.0%
    Hakudo Co., Ltd.                                                24,700    492,358       0.0%
#   Haneda Zenith Holdings Co., Ltd.                               218,200    799,237       0.0%
    Harima Chemicals Group, Inc.                                    88,600    708,081       0.0%
#   Hodogaya Chemical Co., Ltd.                                     39,500  2,776,466       0.1%
    Hokkan Holdings, Ltd.                                          275,000  1,057,824       0.0%
    Hokko Chemical Industry Co., Ltd.                              120,900    741,441       0.0%
    Hokuetsu Kishu Paper Co., Ltd.                                 814,899  5,229,997       0.1%
    Honshu Chemical Industry Co., Ltd.                              14,000    169,523       0.0%
    Ise Chemicals Corp.                                             74,000    392,432       0.0%
    Ishihara Chemical Co., Ltd.                                      4,700     82,096       0.0%
*   Ishihara Sangyo Kaisha, Ltd.                                   229,050  3,446,668       0.1%
    Ishizuka Glass Co., Ltd.                                        16,200    374,103       0.0%
    JCU Corp.                                                       70,500  3,050,496       0.1%
    JSP Corp.                                                       79,300  2,558,538       0.1%
#   Kanto Denka Kogyo Co., Ltd.                                    280,400  2,934,840       0.1%
    Katakura & Co-op Agri Corp.                                     15,200    184,230       0.0%
    Kawakin Holdings Co., Ltd.                                      11,000     38,777       0.0%
    KeePer Technical Laboratory Co., Ltd.                           36,400    436,001       0.0%
    Kimoto Co., Ltd.                                               228,000    565,607       0.0%
    Koatsu Gas Kogyo Co., Ltd.                                     172,893  1,306,764       0.0%
#   Kogi Corp.                                                       5,499    110,603       0.0%
    Kohsoku Corp.                                                   60,200    701,273       0.0%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
Materials -- (Continued)
    Konishi Co., Ltd.                                              193,600 $ 3,368,936       0.1%
#   Konoshima Chemical Co., Ltd.                                    35,700     503,827       0.0%
    Krosaki Harima Corp.                                            31,700   1,360,370       0.0%
#   Kumiai Chemical Industry Co., Ltd.                             507,887   3,453,060       0.1%
    Kureha Corp.                                                    87,650   5,155,652       0.1%
    Kurimoto, Ltd.                                                  63,300   1,329,844       0.0%
    Kuriyama Holdings Corp.                                         38,000     646,071       0.0%
#   Kyoei Steel, Ltd.                                              139,300   2,445,829       0.1%
#   Kyowa Leather Cloth Co., Ltd.                                   64,500     552,584       0.0%
    Lintec Corp.                                                   286,700   7,967,920       0.2%
#   MEC Co., Ltd.                                                  109,500   1,762,144       0.1%
    Mipox Corp.                                                      5,800      41,529       0.0%
    Mitani Sekisan Co., Ltd.                                        47,700   1,155,108       0.0%
*   Mitsubishi Paper Mills, Ltd.                                   182,300   1,230,383       0.0%
    Mitsubishi Steel Manufacturing Co., Ltd.                        91,000   2,265,833       0.1%
    Mitsui Mining & Smelting Co., Ltd.                               9,800     509,945       0.0%
    Molitec Steel Co., Ltd.                                         34,300     196,126       0.0%
#   MORESCO Corp.                                                   41,300     759,609       0.0%
    Mory Industries, Inc.                                           32,700   1,014,704       0.0%
    Nakayama Steel Works, Ltd.                                     120,600     833,983       0.0%
    Neturen Co., Ltd.                                              216,500   2,206,164       0.1%
#*  New Japan Chemical Co., Ltd.                                   182,300     482,446       0.0%
    Nicca Chemical Co., Ltd.                                        24,200     259,366       0.0%
    Nichia Steel Works, Ltd.                                       164,900     494,688       0.0%
#   Nihon Kagaku Sangyo Co., Ltd.                                   81,500   1,411,523       0.0%
    Nihon Nohyaku Co., Ltd.                                        306,300   1,773,647       0.1%
    Nihon Parkerizing Co., Ltd.                                    581,400   9,531,034       0.2%
    Nihon Yamamura Glass Co., Ltd.                                 546,000     959,928       0.0%
    Nippon Carbide Industries Co., Inc.                             45,100     967,084       0.0%
    Nippon Chemical Industrial Co., Ltd.                            47,700   1,094,878       0.0%
    Nippon Concrete Industries Co., Ltd.                           278,300   1,177,201       0.0%
#   Nippon Denko Co., Ltd.                                         725,314   3,065,047       0.1%
    Nippon Fine Chemical Co., Ltd.                                  81,000     757,866       0.0%
    Nippon Kinzoku Co., Ltd.                                        29,300     812,646       0.0%
    Nippon Koshuha Steel Co., Ltd.                                  47,099     399,285       0.0%
    Nippon Light Metal Holdings Co., Ltd.                        3,567,200  10,499,570       0.3%
    Nippon Paper Industries Co., Ltd.                              304,000   6,047,887       0.2%
    Nippon Pillar Packing Co., Ltd.                                137,100   2,100,638       0.1%
    Nippon Soda Co., Ltd.                                          754,000   4,717,270       0.1%
    Nippon Valqua Industries, Ltd.                                 102,599   2,380,234       0.1%
*   Nippon Yakin Kogyo Co., Ltd.                                   831,300   1,837,038       0.1%
    Nisshin Steel Co., Ltd.                                        286,592   4,165,109       0.1%
#   Nitta Gelatin, Inc.                                             79,300     566,159       0.0%
    Nittetsu Mining Co., Ltd.                                       35,400   2,625,175       0.1%
    Nitto FC Co., Ltd.                                             106,200     799,342       0.0%
    NOF Corp.                                                      435,000  12,571,633       0.3%
    Nozawa Corp.                                                    36,900     470,698       0.0%
    Okamoto Industries, Inc.                                       356,000   3,873,428       0.1%
    Okura Industrial Co., Ltd.                                     284,000   1,925,109       0.1%
#   Osaka Organic Chemical Industry, Ltd.                           97,900   1,172,422       0.0%
#   Osaka Soda Co., Ltd.                                            84,799   2,226,269       0.1%
    Osaka Steel Co., Ltd.                                           83,300   1,843,093       0.1%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
Materials -- (Continued)
#   OSAKA Titanium Technologies Co., Ltd.                           63,500 $   975,884       0.0%
#*  Pacific Metals Co., Ltd.                                       102,099   3,052,921       0.1%
    Pack Corp. (The)                                                81,200   2,821,528       0.1%
#   Rasa Industries, Ltd.                                           48,000     967,052       0.0%
    Rengo Co., Ltd.                                              1,134,800   7,431,789       0.2%
    Riken Technos Corp.                                            227,000   1,398,203       0.0%
    Sakai Chemical Industry Co., Ltd.                              114,000   2,850,885       0.1%
#   Sakata INX Corp.                                               252,400   4,867,568       0.1%
    Sanyo Chemical Industries, Ltd.                                 71,300   3,744,689       0.1%
    Sanyo Special Steel Co., Ltd.                                  130,060   3,338,211       0.1%
#   Seiko PMC Corp.                                                 68,600     749,818       0.0%
    Sekisui Plastics Co., Ltd.                                     163,900   2,154,184       0.1%
    Shikoku Chemicals Corp.                                        243,000   4,044,199       0.1%
    Shin-Etsu Polymer Co., Ltd.                                    285,700   3,055,815       0.1%
    Shinagawa Refractories Co., Ltd.                                39,000   1,319,298       0.0%
#   Shinko Wire Co., Ltd.                                           18,400     253,870       0.0%
    SK Kaken Co., Ltd.                                               7,000     582,280       0.0%
    Soken Chemical & Engineering Co., Ltd.                          23,400     509,237       0.0%
#   Stella Chemifa Corp.                                            66,800   2,575,510       0.1%
    Sumitomo Bakelite Co., Ltd.                                  1,112,000   9,042,991       0.2%
    Sumitomo Osaka Cement Co., Ltd.                              2,368,000  10,844,854       0.3%
    Sumitomo Seika Chemicals Co., Ltd.                              63,200   3,357,623       0.1%
    Sun A Kaken Co., Ltd.                                            4,200      42,382       0.0%
    T Hasegawa Co., Ltd.                                           143,800   2,921,418       0.1%
#   T&K Toka Co., Ltd.                                             104,700   1,219,080       0.0%
    Taisei Lamick Co., Ltd.                                         35,900     979,960       0.0%
    Taiyo Holdings Co., Ltd.                                       104,900   5,040,678       0.1%
    Takasago International Corp.                                    92,200   3,207,319       0.1%
    Tayca Corp.                                                    108,500   2,553,968       0.1%
    Tenma Corp.                                                    103,300   2,147,008       0.1%
    Toagosei Co., Ltd.                                             658,000   8,533,757       0.2%
#   Toda Kogyo Corp.                                                25,300   1,052,245       0.0%
    Toho Acetylene Co., Ltd.                                        12,700     187,060       0.0%
#   Toho Titanium Co., Ltd.                                        215,600   1,942,586       0.1%
    Toho Zinc Co., Ltd.                                             83,599   4,071,687       0.1%
    Tohoku Steel Co., Ltd.                                           1,600      29,871       0.0%
    Tokai Carbon Co., Ltd.                                       1,289,000  12,880,783       0.3%
    Tokushu Tokai Paper Co., Ltd.                                   60,858   2,454,027       0.1%
#   Tokuyama Corp.                                                 462,998  13,138,460       0.3%
    Tokyo Ohka Kogyo Co., Ltd.                                     227,700   8,326,993       0.2%
    Tokyo Printing Ink Manufacturing Co., Ltd.                       1,300      41,859       0.0%
    Tokyo Rope Manufacturing Co., Ltd.                              93,200   1,450,597       0.0%
    Tokyo Steel Manufacturing Co., Ltd.                            845,800   7,305,223       0.2%
    Tokyo Tekko Co., Ltd.                                           50,200     949,668       0.0%
    Tomoegawa Co., Ltd.                                            131,000     367,754       0.0%
    Tomoku Co., Ltd.                                                72,000   1,343,507       0.0%
    Topy Industries, Ltd.                                          108,500   3,706,993       0.1%
    Toyo Gosei Co., Ltd.                                             5,200      64,435       0.0%
    Toyo Ink SC Holdings Co., Ltd.                               1,157,000   6,813,814       0.2%
    Toyo Kohan Co., Ltd.                                           320,600   1,370,811       0.0%
    Toyobo Co., Ltd.                                               568,800  10,956,472       0.3%
#   TYK Corp.                                                      138,000     497,698       0.0%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                          PERCENTAGE
                                                                  SHARES     VALUE++    OF NET ASSETS**
                                                                 --------- ------------ ---------------
Materials -- (Continued)
#   UACJ Corp.                                                     182,441 $  5,379,737       0.1%
#   W-Scope Corp.                                                  148,900    2,800,694       0.1%
    Wood One Co., Ltd.                                              36,600      623,089       0.0%
    Yamato Kogyo Co., Ltd.                                         255,400    6,831,704       0.2%
    Yodogawa Steel Works, Ltd.                                     136,700    4,003,903       0.1%
    Yotai Refractories Co., Ltd.                                    52,100      214,424       0.0%
    Yuki Gosei Kogyo Co., Ltd.                                      36,200       97,732       0.0%
    Yushiro Chemical Industry Co., Ltd.                             64,700      978,530       0.0%
                                                                           ------------      ----
Total Materials                                                             441,083,863      11.1%
                                                                           ------------      ----
Real Estate -- (2.0%)
#   AD Works Co., Ltd.                                             804,000      276,685       0.0%
    Airport Facilities Co., Ltd.                                   132,770      734,779       0.0%
    Anabuki Kosan, Inc.                                              2,200       58,629       0.0%
#   Aoyama Zaisan Networks Co., Ltd.                                55,100      647,798       0.0%
#   Apamanshop Holdings Co., Ltd.                                   69,100      537,679       0.0%
#   Ardepro Co., Ltd.                                              923,500      841,536       0.0%
    Arealink Co., Ltd.                                              46,400      971,776       0.0%
#*  Ascot Corp.                                                     67,700      188,797       0.0%
#   CRE, Inc.                                                       22,800      307,967       0.0%
    Daibiru Corp.                                                  303,600    3,579,419       0.1%
    Daikyo, Inc.                                                   190,400    3,666,527       0.1%
#   Dear Life Co., Ltd.                                            101,000      404,229       0.0%
    Goldcrest Co., Ltd.                                            107,590    2,330,978       0.1%
    Grandy House Corp.                                              61,800      260,763       0.0%
    Heiwa Real Estate Co., Ltd.                                    236,600    4,127,136       0.1%
#   Ichigo, Inc.                                                 1,467,900    5,220,260       0.1%
#   Investors Cloud Co., Ltd.                                       33,200    2,024,642       0.1%
#*  Japan Asset Marketing Co., Ltd.                              1,649,800    1,782,450       0.1%
#   Japan Property Management Center Co., Ltd.                      84,500    1,140,028       0.0%
    Kabuki-Za Co., Ltd.                                             31,300    1,541,297       0.1%
    Keihanshin Building Co., Ltd.                                  214,900    1,507,762       0.0%
    Kenedix, Inc.                                                1,399,200    8,180,553       0.2%
*   LAND Co., Ltd.                                               1,009,100      142,085       0.0%
    Leopalace21 Corp.                                            1,598,200   11,934,140       0.3%
#   Mugen Estate Co., Ltd.                                          73,300      759,802       0.0%
#   Nippon Commercial Development Co., Ltd.                         62,600      923,380       0.0%
    Nisshin Fudosan Co.                                            189,700    1,335,006       0.0%
    Open House Co., Ltd.                                           198,900    7,667,028       0.2%
    Properst Co., Ltd.                                              26,600       50,073       0.0%
#   Prospect Co., Ltd.                                           1,202,000      563,392       0.0%
#   Raysum Co., Ltd.                                               107,100      950,721       0.0%
#   SAMTY Co., Ltd.                                                105,300    1,499,529       0.0%
    Sankyo Frontier Co., Ltd.                                       17,000      435,380       0.0%
#   Shinoken Group Co., Ltd.                                        81,500    2,002,284       0.1%
    Star Mica Co., Ltd.                                             75,800    1,079,823       0.0%
#*  Striders Corp.                                                  15,300       71,010       0.0%
    Sun Frontier Fudousan Co., Ltd.                                147,900    1,780,657       0.1%
#   Takara Leben Co., Ltd.                                         552,800    2,541,139       0.1%
    TOC Co., Ltd.                                                  390,550    3,514,921       0.1%
    Tokyo Rakutenchi Co., Ltd.                                      20,700    1,064,564       0.0%

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                                                             PERCENTAGE
                                                                   SHARES      VALUE++     OF NET ASSETS**
                                                                 ---------- -------------- ---------------
Real Estate -- (Continued)
#   Tokyo Theatres Co., Inc.                                         46,799 $      601,912        0.0%
    Tosei Corp.                                                     217,300      2,140,239        0.1%
    Unizo Holdings Co., Ltd.                                        151,800      4,038,446        0.1%
    Urbanet Corp. Co., Ltd.                                         108,800        327,375        0.0%
                                                                            --------------      -----
Total Real Estate                                                               85,754,596        2.1%
                                                                            --------------      -----
Telecommunication Services -- (0.1%)
#*  Broadmedia Corp.                                                456,300        435,151        0.0%
#   Freebit Co., Ltd.                                                79,500        647,981        0.0%
#   Okinawa Cellular Telephone Co.                                   48,900      1,695,634        0.1%
#*  U-Next Co., Ltd.                                                 35,400        342,339        0.0%
#*  Vision, Inc.                                                     38,100        910,312        0.0%
#   WirelessGate, Inc.                                               55,300        601,247        0.0%
                                                                            --------------      -----
Total Telecommunication Services                                                 4,632,664        0.1%
                                                                            --------------      -----
Utilities -- (0.9%)
#*  Eneres Co., Ltd.                                                160,000        744,496        0.0%
#   eRex Co., Ltd.                                                  267,200      2,647,759        0.1%
    Hiroshima Gas Co., Ltd.                                         200,000        643,107        0.0%
*   Hokkaido Electric Power Co., Inc.                             1,189,200      9,371,339        0.2%
    Hokkaido Gas Co., Ltd.                                          365,000        942,241        0.0%
#   Hokuriku Electric Power Co.                                   1,087,400      9,608,330        0.3%
    Hokuriku Gas Co., Ltd.                                            9,900        249,078        0.0%
    K&O Energy Group, Inc.                                           87,600      1,458,370        0.1%
    Kyoei Sangyo Co., Ltd.                                              600         12,825        0.0%
    Okinawa Electric Power Co., Inc. (The)                          224,517      5,129,644        0.1%
    Saibu Gas Co., Ltd.                                             196,300      4,910,675        0.1%
    Shizuoka Gas Co., Ltd.                                          342,800      2,678,446        0.1%
    Toell Co., Ltd.                                                  32,800        281,064        0.0%
#   West Holdings Corp.                                              96,800        635,767        0.0%
                                                                            --------------      -----
Total Utilities                                                                 39,313,141        1.0%
                                                                            --------------      -----
TOTAL COMMON STOCKS                                                          3,955,538,472       99.2%
                                                                            --------------      -----
TOTAL INVESTMENT SECURITIES                                                  3,955,538,472
                                                                            --------------

                                                                               VALUE+
                                                                            --------------
SECURITIES LENDING COLLATERAL -- (9.2%)
(S)@ DFA Short Term Investment Fund                              34,516,023    399,384,904       10.0%
                                                                            --------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost $3,314,290,953)                         $4,354,923,376      109.2%
                                                                            ==============      =====

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

Summary of the Series' investments as of October 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ---------------------------------------------
                                 LEVEL 1    LEVEL 2     LEVEL 3     TOTAL
                                 ------- -------------- ------- --------------
 Common Stocks
    Consumer Discretionary         --    $  773,626,796   --    $  773,626,796
    Consumer Staples               --       322,125,010   --       322,125,010
    Energy                         --        43,983,248   --        43,983,248
    Financials                     --       337,577,873   --       337,577,873
    Health Care                    --       177,769,835   --       177,769,835
    Industrials                    --     1,144,147,685   --     1,144,147,685
    Information Technology         --       585,523,761   --       585,523,761
    Materials                      --       441,083,863   --       441,083,863
    Real Estate                    --        85,754,596   --        85,754,596
    Telecommunication Services     --         4,632,664   --         4,632,664
    Utilities                      --        39,313,141   --        39,313,141
 Securities Lending Collateral     --       399,384,904   --       399,384,904
                                   --    --------------   --    --------------
 TOTAL                             --    $4,354,923,376   --    $4,354,923,376
                                   ==    ==============   ==    ==============

                     THE ASIA PACIFIC SMALL COMPANY SERIES
                            SCHEDULE OF INVESTMENTS
                               OCTOBER 31, 2017

                                                                                          PERCENTAGE
                                                                   SHARES     VALUE++   OF NET ASSETS**
                                                                 ---------- ----------- ---------------
COMMON STOCKS -- (87.5%)
AUSTRALIA -- (47.2%)
*   3P Learning, Ltd.                                                78,968 $    76,265       0.0%
#*  A.C.N. 004 410 833, Ltd.                                     17,951,296     269,807       0.0%
*   Acrux, Ltd.                                                     345,328      43,564       0.0%
    Adacel Technologies, Ltd.                                        98,713     210,762       0.0%
    Adairs, Ltd.                                                     68,831      80,696       0.0%
#   Adelaide Brighton, Ltd.                                       3,668,074  17,462,503       1.0%
#   Ainsworth Game Technology, Ltd.                                 963,562   1,681,775       0.1%
*   Alkane Resources, Ltd.                                        1,718,383     388,280       0.0%
    ALS, Ltd.                                                     1,299,881   7,804,279       0.4%
    Altium, Ltd.                                                    699,908   6,426,641       0.4%
*   Altona Mining, Ltd.                                           1,108,169     109,828       0.0%
    Alumina, Ltd.                                                   125,660     225,499       0.0%
#   AMA Group, Ltd.                                               1,270,058     909,968       0.1%
#   Amaysim Australia, Ltd.                                       1,166,977   1,711,713       0.1%
    Ansell, Ltd.                                                    830,803  15,292,658       0.8%
*   Antares Energy, Ltd.                                            199,346         279       0.0%
#   AP Eagers, Ltd.                                                 278,944   1,604,291       0.1%
#   APN Outdoor Group, Ltd.                                       1,123,438   4,025,448       0.2%
    APN Property Group, Ltd.                                         26,661       8,955       0.0%
#   Appen, Ltd.                                                     372,996   1,542,701       0.1%
#   ARB Corp., Ltd.                                                 498,340   6,954,682       0.4%
#   Ardent Leisure Group                                          2,495,935   3,582,993       0.2%
    Asaleo Care, Ltd.                                             2,658,452   3,015,003       0.2%
#*  Atlas Iron, Ltd.                                              7,155,231      92,938       0.0%
    AUB Group, Ltd.                                                 268,561   2,724,320       0.2%
#   Ausdrill, Ltd.                                                2,052,303   3,414,372       0.2%
    Austal, Ltd.                                                  1,433,392   1,934,703       0.1%
#*  Australian Agricultural Co., Ltd.                             2,990,515   3,368,875       0.2%
    Australian Finance Group, Ltd.                                  302,872     379,151       0.0%
#   Australian Pharmaceutical Industries, Ltd.                    2,860,486   3,301,937       0.2%
    Australian Vintage, Ltd.                                      4,105,188   1,367,731       0.1%
    Auswide Bank, Ltd.                                              102,961     431,377       0.0%
#   Automotive Holdings Group, Ltd.                               1,948,477   4,834,404       0.3%
*   Avanco Resources, Ltd.                                        2,444,368     183,308       0.0%
    Aveo Group                                                    2,201,021   4,261,748       0.2%
    AVJennings, Ltd.                                              6,937,882   3,714,429       0.2%
#*  AWE, Ltd.                                                     3,834,269   1,500,498       0.1%
#   Baby Bunting Group, Ltd.                                        239,891     295,371       0.0%
#   Bapcor, Ltd.                                                  1,411,451   5,884,702       0.3%
*   Base Resources, Ltd.                                            215,873      55,533       0.0%
    Beach Energy, Ltd.                                           16,720,311  12,508,369       0.7%
#*  Beadell Resources, Ltd.                                       7,171,491     980,979       0.1%
#   Bega Cheese, Ltd.                                             1,039,089   5,854,140       0.3%
#*  Bellamy's Australia, Ltd.                                       475,294   4,380,196       0.2%
#*  Billabong International, Ltd.                                   756,968     369,891       0.0%
#   Blackmores, Ltd.                                                 82,235  10,057,671       0.6%
    Blue Sky Alternative Investments, Ltd.                           84,602     912,096       0.1%
*   Boart Longyear, Ltd.                                          1,682,421      14,194       0.0%
    Breville Group, Ltd.                                            825,559   7,372,929       0.4%
    Brickworks, Ltd.                                                252,400   2,745,145       0.2%
    BT Investment Management, Ltd.                                1,061,631   8,782,885       0.5%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                                                          PERCENTAGE
                                                                   SHARES     VALUE++   OF NET ASSETS**
                                                                 ---------- ----------- ---------------
AUSTRALIA -- (Continued)
*   Buru Energy, Ltd.                                               380,331 $    76,959       0.0%
#   BWX, Ltd.                                                       105,056     583,514       0.0%
#   Cabcharge Australia, Ltd.                                       863,423   1,095,415       0.1%
#   Capilano Honey, Ltd.                                             15,266     196,492       0.0%
*   Capitol Health, Ltd.                                          2,117,373     446,080       0.0%
    Capral, Ltd.                                                     58,499       6,251       0.0%
*   Cardno, Ltd.                                                  1,627,697   1,655,628       0.1%
*   Carnarvon Petroleum, Ltd.                                     5,245,141     401,902       0.0%
*   Carnegie Clean Energy, Ltd.                                   1,015,131      27,980       0.0%
#   carsales.com, Ltd.                                            1,702,940  17,883,224       1.0%
#   Cash Converters International, Ltd.                           2,406,480     662,648       0.0%
#*  Catapult Group International, Ltd.                              113,654     165,268       0.0%
    Cedar Woods Properties, Ltd.                                    356,100   1,562,369       0.1%
#   Class, Ltd.                                                     291,443     642,658       0.0%
*   Clean Seas Seafood, Ltd.                                        511,576      24,655       0.0%
    Cleanaway Waste Management, Ltd.                             10,618,818  12,220,420       0.7%
*   Clinuvel Pharmaceuticals, Ltd.                                   30,557     163,486       0.0%
    Codan, Ltd.                                                     504,292     926,204       0.1%
#   Collection House, Ltd.                                        2,107,238   2,258,015       0.1%
    Collins Foods, Ltd.                                             637,135   2,704,713       0.1%
#*  Cooper Energy, Ltd.                                           4,820,401   1,072,407       0.1%
#   Corporate Travel Management, Ltd.                               276,172   5,087,221       0.3%
    Costa Group Holdings, Ltd.                                    1,165,472   5,545,546       0.3%
#   Credit Corp. Group, Ltd.                                        328,536   5,056,430       0.3%
#*  CSG, Ltd.                                                     1,179,434     532,409       0.0%
    CSR, Ltd.                                                     3,680,857  13,388,457       0.7%
*   CuDeco, Ltd.                                                    387,893      99,634       0.0%
    Data#3, Ltd.                                                    702,978   1,018,069       0.1%
    Decmil Group, Ltd.                                              941,409     916,603       0.1%
*   Devine, Ltd.                                                    100,195      29,138       0.0%
    Dicker Data, Ltd.                                               121,457     244,984       0.0%
#   Domino's Pizza Enterprises, Ltd.                                 46,342   1,656,857       0.1%
    Donaco International, Ltd.                                       28,566      10,291       0.0%
    Downer EDI, Ltd.                                              3,622,856  19,439,855       1.1%
    DuluxGroup, Ltd.                                              3,101,823  17,518,012       1.0%
    DWS, Ltd.                                                       474,349     526,912       0.0%
    Eclipx Group, Ltd.                                            1,231,762   3,824,165       0.2%
#*  Elders, Ltd.                                                    800,183   3,104,413       0.2%
*   Electro Optic Systems Holdings, Ltd.                             72,249     127,260       0.0%
#*  Emeco Holdings, Ltd.                                          1,193,646     219,254       0.0%
#*  Energy Resources of Australia, Ltd.                           1,487,868     643,982       0.0%
#*  Energy World Corp., Ltd.                                      4,185,404     959,237       0.1%
    Enero Group, Ltd.                                                12,387       9,445       0.0%
    EQT Holdings, Ltd.                                               25,205     356,968       0.0%
    ERM Power, Ltd.                                                 941,985     980,204       0.1%
    Estia Health, Ltd.                                            1,127,660   3,006,871       0.2%
    Euroz, Ltd.                                                     101,762      91,036       0.0%
    Event Hospitality and Entertainment, Ltd.                       513,190   5,250,412       0.3%
    Evolution Mining, Ltd.                                        4,129,607   7,418,423       0.4%
    Fairfax Media, Ltd.                                          15,303,894  12,891,987       0.7%
#*  FAR, Ltd.                                                     6,332,846     319,984       0.0%
    Finbar Group, Ltd.                                              190,901     137,351       0.0%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
AUSTRALIA -- (Continued)
#   Fleetwood Corp., Ltd.                                          418,222 $   787,997       0.0%
#   FlexiGroup, Ltd.                                             1,539,900   1,731,973       0.1%
#   Flight Centre Travel Group, Ltd.                               183,277   6,570,730       0.4%
#   G8 Education, Ltd.                                           2,577,771   9,004,963       0.5%
#*  Galaxy Resources, Ltd.                                         984,288   2,604,906       0.1%
#   Gateway Lifestyle                                            1,521,436   2,299,945       0.1%
#   GBST Holdings, Ltd.                                            175,546     258,638       0.0%
#   Genworth Mortgage Insurance Australia, Ltd.                  1,726,790   3,758,243       0.2%
    Global Construction Services, Ltd.                             110,434      73,248       0.0%
*   Gold Road Resources, Ltd.                                      461,184     242,918       0.0%
    GR Engineering Services, Ltd.                                   55,230      55,404       0.0%
    GrainCorp, Ltd. Class A                                      1,255,046   8,174,352       0.5%
#   Grange Resources, Ltd.                                       1,724,297     217,919       0.0%
#   Greencross, Ltd.                                               484,867   1,974,046       0.1%
*   Greenland Minerals & Energy, Ltd.                              114,047       8,752       0.0%
#   GUD Holdings, Ltd.                                             918,124   8,397,253       0.5%
    GWA Group, Ltd.                                              2,071,266   4,043,939       0.2%
#   Hansen Technologies, Ltd.                                      775,129   2,012,819       0.1%
#   Healthscope, Ltd.                                            4,507,795   6,771,315       0.4%
    Helloworld, Ltd.                                                 9,521      33,544       0.0%
    HFA Holdings, Ltd.                                             581,501   1,358,951       0.1%
*   Highfield Resources, Ltd.                                      121,654      97,700       0.0%
*   Hills, Ltd.                                                    995,779     129,465       0.0%
*   Horizon Oil, Ltd.                                            4,073,887     211,936       0.0%
#   HT&E, Ltd.                                                   2,174,438   2,896,151       0.2%
    IDP Education, Ltd.                                             94,984     407,727       0.0%
    Iluka Resources, Ltd.                                        1,852,267  13,347,308       0.7%
*   Imdex, Ltd.                                                  1,804,309   1,339,917       0.1%
#   IMF Bentham, Ltd.                                            1,037,504   1,852,309       0.1%
#   Independence Group NL                                        2,549,217   7,832,904       0.4%
*   Infigen Energy                                               4,931,832   2,761,960       0.2%
    Infomedia, Ltd.                                              2,384,563   1,431,843       0.1%
    Integral Diagnostics, Ltd.                                      14,901      19,222       0.0%
#   Integrated Research, Ltd.                                      504,721   1,483,395       0.1%
    InvoCare, Ltd.                                                 920,100  11,962,615       0.7%
#   IOOF Holdings, Ltd.                                          2,368,404  19,535,461       1.1%
#   IPH, Ltd.                                                      349,312   1,566,486       0.1%
    IRESS, Ltd.                                                  1,175,824  10,600,488       0.6%
    iSelect, Ltd.                                                  742,596     908,125       0.1%
#   iSentia Group, Ltd.                                            958,893     727,427       0.0%
    IVE Group, Ltd.                                                226,839     354,474       0.0%
#   Japara Healthcare, Ltd.                                      1,441,627   2,231,423       0.1%
#   JB Hi-Fi, Ltd.                                                 962,791  16,902,328       0.9%
    Jumbo Interactive, Ltd.                                         51,199     113,448       0.0%
*   Jupiter Mines, Ltd.                                            381,117     152,447       0.0%
    K&S Corp., Ltd.                                                268,400     363,002       0.0%
#*  Karoon Gas Australia, Ltd.                                   1,289,694   1,186,994       0.1%
#*  Kingsgate Consolidated, Ltd.                                 1,797,365     556,038       0.0%
*   Kingsrose Mining, Ltd.                                         937,248      13,486       0.0%
    Kogan.com, Ltd.                                                  3,613      10,728       0.0%
    LifeHealthcare Group, Ltd.                                       8,683      17,625       0.0%
    Link Administration Holdings, Ltd.                           1,477,619   9,330,538       0.5%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
AUSTRALIA -- (Continued)
    Lovisa Holdings, Ltd.                                           10,809 $    49,027       0.0%
*   Lynas Corp., Ltd.                                            1,159,291     160,172       0.0%
    MACA, Ltd.                                                     829,671   1,329,167       0.1%
*   Macmahon Holdings, Ltd.                                      6,881,875   1,266,223       0.1%
    Macquarie Atlas Roads Group                                  1,217,664   5,561,032       0.3%
    Magellan Financial Group, Ltd.                                 380,216   7,070,014       0.4%
    Mantra Group, Ltd.                                           1,991,957   5,951,916       0.3%
    MaxiTRANS Industries, Ltd.                                     915,613     488,049       0.0%
#*  Mayne Pharma Group, Ltd.                                     6,571,574   3,451,400       0.2%
    McMillan Shakespeare, Ltd.                                     456,252   5,507,078       0.3%
#   McPherson's, Ltd.                                              630,986     627,241       0.0%
#*  Medusa Mining, Ltd.                                          1,263,898     380,945       0.0%
    Melbourne IT, Ltd.                                             584,356   1,382,554       0.1%
#*  Mesoblast, Ltd.                                                576,405     590,700       0.0%
#   Metals X, Ltd.                                               2,287,695   1,751,262       0.1%
#   Metcash, Ltd.                                                5,204,963  10,752,406       0.6%
#   Michael Hill International, Ltd.(BD8D249)                    1,490,263   1,213,860       0.1%
    Michael Hill International, Ltd.(BD8D250)                       94,305      76,549       0.0%
*   Millennium Minerals, Ltd.                                      868,823     102,531       0.0%
*   Mincor Resources NL                                            751,851     163,413       0.0%
    Mineral Resources, Ltd.                                      1,168,088  15,587,838       0.9%
*   Mitula Group, Ltd.                                              17,883       7,597       0.0%
#*  MMA Offshore, Ltd.                                           2,282,868     331,572       0.0%
    MNF Group, Ltd.                                                119,060     533,746       0.0%
#   Monadelphous Group, Ltd.                                       813,595  10,577,940       0.6%
#   Monash IVF Group, Ltd.                                         528,397     631,134       0.0%
    Money3 Corp., Ltd.                                             407,142     486,819       0.0%
*   Morning Star Gold NL                                           332,749          25       0.0%
#   Mortgage Choice, Ltd.                                          803,791   1,359,208       0.1%
    Motorcycle Holdings, Ltd.                                        4,107      15,297       0.0%
#   Mount Gibson Iron, Ltd.                                      4,879,718   1,420,580       0.1%
#   Myer Holdings, Ltd.                                          5,669,367   3,321,625       0.2%
#   MYOB Group, Ltd.                                             1,597,818   4,598,420       0.3%
    MyState, Ltd.                                                  408,387   1,493,642       0.1%
#   Navitas, Ltd.                                                1,606,445   5,875,287       0.3%
#*  Neometals, Ltd.                                                464,508     153,178       0.0%
#*  NetComm Wireless, Ltd.                                         125,209     113,109       0.0%
    New Hope Corp., Ltd.                                           251,555     385,025       0.0%
#*  NEXTDC, Ltd.                                                   403,993   1,598,017       0.1%
    nib holdings, Ltd.                                           2,841,283  13,723,457       0.8%
#   Nick Scali, Ltd.                                               215,853   1,098,944       0.1%
#   Nine Entertainment Co. Holdings, Ltd.                        2,644,166   3,038,106       0.2%
    Northern Star Resources, Ltd.                                4,806,957  19,116,115       1.1%
*   NRW Holdings, Ltd.                                           2,540,504   2,500,411       0.1%
    Nufarm, Ltd.(B672BY1)                                          312,838   2,174,029       0.1%
    Nufarm, Ltd.(6335331)                                        1,407,770   9,406,021       0.5%
#   OFX Group, Ltd.                                              1,289,371   1,378,037       0.1%
*   Onevue Holdings, Ltd.                                           64,846      33,822       0.0%
#   oOh!media, Ltd.                                                325,817   1,093,040       0.1%
#*  Orocobre, Ltd.                                                 892,424   3,321,069       0.2%
    Orora, Ltd.                                                  5,866,371  15,297,175       0.8%
    OZ Minerals, Ltd.                                            2,198,276  13,574,508       0.7%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
AUSTRALIA -- (Continued)
#   Pacific Current Group, Ltd.                                    121,179 $   651,574       0.0%
    Pacific Smiles Group, Ltd.                                     256,946     370,102       0.0%
#   Pact Group Holdings, Ltd.                                      759,434   3,371,240       0.2%
#*  Paladin Energy, Ltd.                                         9,564,569     174,075       0.0%
*   Panoramic Resources, Ltd.                                    1,865,498     570,658       0.0%
    Paragon Care, Ltd.                                             199,199     128,013       0.0%
    Peet, Ltd.                                                   1,798,944   2,011,093       0.1%
#*  Peninsula Energy, Ltd.                                         209,095      46,388       0.0%
    Pepper Group, Ltd.                                              10,294      28,926       0.0%
#   Perpetual, Ltd.                                                356,426  13,246,567       0.7%
#*  Perseus Mining, Ltd.                                         6,331,491   1,540,966       0.1%
    Pioneer Credit, Ltd.                                           109,223     250,663       0.0%
#   Platinum Asset Management, Ltd.                              1,007,083   5,628,556       0.3%
    PMP, Ltd.                                                    2,346,052   1,348,739       0.1%
*   Praemium, Ltd.                                                 248,982     112,462       0.0%
#   Premier Investments, Ltd.                                      594,567   6,033,609       0.3%
*   Prima Biomed, Ltd.                                           1,409,121      30,173       0.0%
    Primary Health Care, Ltd.                                    3,326,526   8,718,897       0.5%
    Prime Media Group, Ltd.                                      2,115,465     600,113       0.0%
    Pro Medicus, Ltd.                                              108,976     558,932       0.0%
    PWR Holdings, Ltd.                                              15,029      30,544       0.0%
    QMS Media, Ltd.                                                258,213     190,767       0.0%
#   Qube Holdings, Ltd.                                          3,831,201   7,549,175       0.4%
#   Quintis, Ltd.                                                2,130,129     383,424       0.0%
#*  Ramelius Resources, Ltd.                                     3,502,863   1,040,742       0.1%
#   RCG Corp., Ltd.                                                619,672     356,035       0.0%
    RCR Tomlinson, Ltd.                                          1,214,629   4,001,978       0.2%
    Reckon, Ltd.                                                   421,295     401,661       0.0%
#   Reece, Ltd.                                                    228,297   7,745,193       0.4%
#   Regis Healthcare, Ltd.                                       1,023,995   2,858,006       0.2%
    Regis Resources, Ltd.                                        2,767,079   8,220,011       0.5%
#   Reject Shop, Ltd. (The)                                        277,760     991,272       0.1%
#   Reliance Worldwide Corp., Ltd.                                 180,807     517,106       0.0%
    Resolute Mining, Ltd.                                        7,575,156   5,940,922       0.3%
#   Retail Food Group, Ltd.                                      1,339,855   4,514,717       0.2%
    Ridley Corp., Ltd.                                           1,575,908   1,750,770       0.1%
*   RPMGlobal Holdings, Ltd.                                        52,065      30,918       0.0%
    Ruralco Holdings, Ltd.                                         161,312     355,462       0.0%
    RXP Services, Ltd.                                             380,836     230,538       0.0%
*   Salmat, Ltd.                                                   645,788     221,888       0.0%
    Sandfire Resources NL                                        1,095,289   4,822,622       0.3%
*   Saracen Mineral Holdings, Ltd.                               7,203,079   7,982,401       0.4%
#   SeaLink Travel Group, Ltd.                                     154,981     509,915       0.0%
#   Select Harvests, Ltd.                                          627,737   2,257,945       0.1%
*   Senetas Corp., Ltd.                                            131,335       9,969       0.0%
#*  Senex Energy, Ltd.                                           6,674,885   1,768,115       0.1%
#   Servcorp, Ltd.                                                 342,797   1,461,480       0.1%
    Service Stream, Ltd.                                         1,930,150   2,070,166       0.1%
    Seven Group Holdings, Ltd.                                     625,509   6,364,795       0.4%
    Seven West Media, Ltd.                                       7,785,820   4,030,751       0.2%
    SG Fleet Group, Ltd.                                           314,157     983,247       0.1%
    Shine Corporate, Ltd.                                           15,573       7,816       0.0%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                                                           PERCENTAGE
                                                                   SHARES     VALUE++    OF NET ASSETS**
                                                                 ---------- ------------ ---------------
AUSTRALIA -- (Continued)
    Shriro Holdings, Ltd.                                            86,363 $     94,350       0.0%
    Sigma Healthcare, Ltd.                                        8,320,487    4,811,361       0.3%
#*  Silex Systems, Ltd.                                             511,695      117,288       0.0%
#   Silver Chef, Ltd.                                               138,918      772,790       0.0%
#*  Silver Lake Resources, Ltd.                                   4,060,760    1,129,206       0.1%
    Sims Metal Management, Ltd.                                   1,382,214   14,015,094       0.8%
*   Sino Gas & Energy Holdings, Ltd.                              1,191,804       87,354       0.0%
#   Sirtex Medical, Ltd.                                            507,644    5,316,336       0.3%
    SmartGroup Corp., Ltd.                                          277,322    2,065,697       0.1%
    Southern Cross Media Group, Ltd.                              3,965,374    3,407,320       0.2%
    Spark Infrastructure Group                                    9,691,872   18,867,222       1.0%
*   Specialty Fashion Group, Ltd.                                   506,125       79,189       0.0%
#   SpeedCast International, Ltd.                                 1,278,844    4,078,286       0.2%
    SRG, Ltd.                                                         2,002        2,218       0.0%
    St Barbara, Ltd.                                              3,947,491    8,727,622       0.5%
    Steadfast Group, Ltd.                                         3,999,283    8,220,928       0.5%
*   Strike Energy, Ltd.                                           1,789,423       88,872       0.0%
#*  Sundance Energy Australia, Ltd.                               5,832,497      245,689       0.0%
    Sunland Group, Ltd.                                             740,896      970,428       0.1%
#   Super Retail Group, Ltd.                                      1,288,021    7,668,003       0.4%
#   Superloop, Ltd.                                                  72,683      139,703       0.0%
#*  Syrah Resources, Ltd.                                         1,254,672    3,246,121       0.2%
    Tabcorp Holdings, Ltd.                                        4,718,586   16,235,426       0.9%
    Tassal Group, Ltd.                                            1,388,014    4,477,553       0.2%
    Technology One, Ltd.                                          1,772,760    6,847,958       0.4%
#   Thorn Group, Ltd.                                               709,409      434,585       0.0%
*   Tiger Resources, Ltd.                                         9,447,997      283,442       0.0%
#   Tox Free Solutions, Ltd.                                      1,278,532    2,400,616       0.1%
    Treasury Wine Estates, Ltd.                                      39,348      472,331       0.0%
    Tribune Resources, Ltd.                                           3,093       16,114       0.0%
#*  Troy Resources, Ltd.                                          2,230,415      167,291       0.0%
    Villa World, Ltd.                                               705,707    1,405,794       0.1%
#   Village Roadshow, Ltd.                                          836,651    2,402,673       0.1%
#*  Virgin Australia Holdings, Ltd.                              11,885,050    1,688,049       0.1%
#   Virtus Health, Ltd.                                             468,258    1,966,839       0.1%
#   Vita Group, Ltd.                                                340,637      337,481       0.0%
#   Vocus Group, Ltd.                                             4,330,071    9,564,561       0.5%
*   Watpac, Ltd.                                                    760,701      413,769       0.0%
    Webjet, Ltd.                                                    799,191    7,049,995       0.4%
    Webster, Ltd.                                                    23,507       23,735       0.0%
#   Western Areas, Ltd.                                           2,274,784    4,853,067       0.3%
#*  Westgold Resources, Ltd.                                      1,434,949    2,050,805       0.1%
#*  Whitehaven Coal, Ltd.                                         4,143,411   11,842,782       0.7%
*   WorleyParsons, Ltd.                                           1,194,746   12,850,207       0.7%
    WPP AUNZ, Ltd.                                                2,476,651    1,743,694       0.1%
    Xenith IP Group, Ltd.                                             9,607        9,352       0.0%
*   Yowie Group, Ltd.                                                40,157        6,156       0.0%
                                                                            ------------      ----
TOTAL AUSTRALIA                                                              971,904,786      53.5%
                                                                            ------------      ----
CHINA -- (0.1%)
    BEP International Holdings, Ltd.                              8,730,000      204,105       0.0%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                                                         PERCENTAGE
                                                                   SHARES    VALUE++   OF NET ASSETS**
                                                                 ---------- ---------- ---------------
CHINA -- (Continued)
#*  Lisi Group Holdings, Ltd.                                     5,804,000 $  833,482       0.1%
                                                                            ----------       ---
TOTAL CHINA                                                                  1,037,587       0.1%
                                                                            ----------       ---
HONG KONG -- (24.1%)
#*  13 Holdings, Ltd. (The)                                         142,500     16,622       0.0%
    Aeon Credit Service Asia Co., Ltd.                              650,000    510,815       0.0%
    Aeon Stores Hong Kong Co., Ltd.                                 248,000    179,387       0.0%
    Agritrade Resources, Ltd.                                     2,880,000    745,516       0.1%
    Alco Holdings, Ltd.                                           1,614,000    377,061       0.0%
    Allan International Holdings                                     32,000      9,032       0.0%
    Allied Group, Ltd.                                              661,200  4,063,668       0.2%
    Allied Properties HK, Ltd.                                   11,911,857  2,536,906       0.2%
    Alltronics Holdings, Ltd.                                     1,874,600    650,968       0.0%
*   Anxian Yuan China Holdings, Ltd.                              2,680,000     42,626       0.0%
#*  APAC Resources, Ltd.                                          3,174,735    455,778       0.0%
#*  Applied Development Holdings, Ltd.                            8,360,000    579,118       0.0%
    APT Satellite Holdings, Ltd.                                  3,008,500  1,439,342       0.1%
    Arts Optical International Hldgs, Ltd.                          730,000    243,676       0.0%
    Asia Financial Holdings, Ltd.                                 2,404,908  1,434,572       0.1%
*   Asia Investment Finance Group, Ltd.                           5,674,000     69,095       0.0%
    Asia Satellite Telecommunications Holdings, Ltd.                934,500    862,853       0.1%
    Asia Standard Hotel Group, Ltd.                              34,101,654  2,187,504       0.1%
#   Asia Standard International Group, Ltd.                      13,270,917  3,555,044       0.2%
    Associated International Hotels, Ltd.                           952,000  3,123,031       0.2%
*   Auto Italia Holdings                                          1,900,000     38,008       0.0%
*   Beautiful China Holdings Co., Ltd.                            1,240,000     11,922       0.0%
*   Beijing Gas Blue Sky Holdings, Ltd.                           3,872,000    263,118       0.0%
    BeijingWest Industries International, Ltd.                    1,277,600    237,574       0.0%
*   Bisu Technology Group International, Ltd.                        16,000     10,290       0.0%
    BOE Varitronix, Ltd.                                          2,769,293  2,027,630       0.1%
#*  Bonjour Holdings, Ltd.                                       13,988,600    547,168       0.0%
    Bossini International Holdings, Ltd.                          3,699,500    220,592       0.0%
#   Bright Smart Securities & Commodities Group, Ltd.             5,020,000  1,590,901       0.1%
*   Brightoil Petroleum Holdings, Ltd.                           10,052,000  1,932,730       0.1%
#*  Brockman Mining, Ltd.                                        22,810,814    300,984       0.0%
*   Burwill Holdings, Ltd.                                       31,596,960  1,398,878       0.1%
    Cafe de Coral Holdings, Ltd.                                  2,422,000  7,452,550       0.4%
*   Cash Financial Services Group, Ltd.                           2,934,000     94,071       0.0%
*   CCT Land Holdings, Ltd.                                      18,640,000     23,867       0.0%
    Century City International Holdings, Ltd.                     6,575,460    624,336       0.0%
    CGN Mining Co., Ltd.                                          3,050,000    222,786       0.0%
*   Champion Technology Holdings, Ltd.                              864,254    112,998       0.0%
    Chen Hsong Holdings                                           1,212,000    362,591       0.0%
    Cheuk Nang Holdings, Ltd.                                       659,127    425,103       0.0%
    Chevalier International Holdings, Ltd.                          820,989  1,356,885       0.1%
*   China Baofeng International, Ltd.                                22,000     11,197       0.0%
*   China Best Group Holding, Ltd.                                6,700,000     97,971       0.0%
*   China Chuanglian Education Financial Group, Ltd.              4,664,000     90,596       0.0%
    China Display Optoelectronics Technology Holdings, Ltd.       4,288,000    627,432       0.0%
*   China Energy Development Holdings, Ltd.                      52,140,000    620,528       0.0%
*   China Ever Grand Financial Leasing Group Co., Ltd.              810,000      6,866       0.0%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                                                          PERCENTAGE
                                                                   SHARES     VALUE++   OF NET ASSETS**
                                                                 ----------- ---------- ---------------
HONG KONG -- (Continued)
    China Flavors & Fragrances Co., Ltd.                           1,561,028 $  415,967       0.0%
*   China Fortune Financial Group, Ltd.                            6,570,000    173,437       0.0%
*   China Healthcare Enterprise Group, Ltd.                        5,384,000    268,891       0.0%
*   China HKBridge Holdings, Ltd.                                     38,000     10,868       0.0%
#*  China LNG Group, Ltd.                                          7,534,001  1,255,957       0.1%
*   China Ludao Technology Co., Ltd.                                 580,000    121,261       0.0%
*   China Medical & Healthcare Group, Ltd.                        42,916,800  1,571,931       0.1%
    China Motor Bus Co., Ltd.                                         60,600    785,728       0.1%
*   China Shandong Hi-Speed Financial Group, Ltd.                  1,302,000     70,173       0.0%
*   China Soft Power Technology Holdings, Ltd.                     1,198,402     21,077       0.0%
*   China Solar Energy Holdings, Ltd.                              1,669,500      7,222       0.0%
*   China Star Entertainment, Ltd.                                 1,850,000    149,477       0.0%
#*  China Strategic Holdings, Ltd.                                65,506,250    974,911       0.1%
    China Ting Group Holdings, Ltd.                                2,565,151    133,281       0.0%
#   Chinese Estates Holdings, Ltd.                                 1,368,500  2,329,967       0.1%
*   Chinlink International Holdings, Ltd.                          1,379,800    196,593       0.0%
    Chinney Investments, Ltd.                                      1,180,000    578,777       0.0%
    Chong Hing Bank, Ltd.                                            107,000    219,247       0.0%
    Chow Sang Sang Holdings International, Ltd.                    2,384,000  5,199,308       0.3%
    CHTC Fong's Industries Co., Ltd.                                  42,000     11,477       0.0%
    Chuang's China Investments, Ltd.                               8,251,407    677,298       0.1%
    Chuang's Consortium International, Ltd.                        7,163,043  1,673,033       0.1%
    CITIC Telecom International Holdings, Ltd.                    12,249,125  3,502,926       0.2%
    CK Life Sciences Intl Holdings, Inc.                          22,972,000  1,766,056       0.1%
#   CMBC Capital Holdings, Ltd.                                   12,270,000  1,071,842       0.1%
*   CMMB Vision Holdings, Ltd.                                     8,056,000    387,549       0.0%
    CNQC International Holdings, Ltd.                              2,772,500  1,009,681       0.1%
    CNT Group, Ltd.                                                8,303,264    383,102       0.0%
#*  Common Splendor International Health Industry Group, Ltd.      9,024,000    833,227       0.1%
*   Continental Holdings, Ltd.                                       450,000      6,566       0.0%
#   Convenience Retail Asia, Ltd.                                    142,000     65,510       0.0%
#*  Convoy Global Holdings, Ltd.                                  41,370,000  1,003,048       0.1%
*   Cosmopolitan International Holdings, Ltd.                      4,000,000    487,084       0.0%
#   Cowell e Holdings, Inc.                                        1,616,000    794,858       0.1%
*   CP Lotus Corp.                                                11,880,000    224,540       0.0%
*   Crocodile Garments                                             2,085,000    237,985       0.0%
#   Cross-Harbour Holdings, Ltd. (The)                               932,956  1,492,738       0.1%
    CSI Properties, Ltd.                                          39,356,383  2,044,964       0.1%
*   CST Group, Ltd.                                              133,296,000    838,469       0.1%
#   CW Group Holdings, Ltd.                                        2,644,500    478,389       0.0%
    Dah Sing Banking Group, Ltd.                                   3,888,716  8,606,102       0.5%
    Dah Sing Financial Holdings, Ltd.                              1,483,344  9,968,172       0.6%
    Dickson Concepts International, Ltd.                           1,282,500    499,997       0.0%
    Dynamic Holdings, Ltd.                                            52,000     51,615       0.0%
    Eagle Nice International Holdings, Ltd.                        1,802,000    889,901       0.1%
    EcoGreen International Group, Ltd.                             1,634,640    331,085       0.0%
*   Elegance Optical International Holdings, Ltd.                    382,000    132,266       0.0%
    Emperor Capital Group, Ltd.                                   30,381,000  2,613,045       0.2%
    Emperor Entertainment Hotel, Ltd.                              4,665,000  1,130,240       0.1%
    Emperor International Holdings, Ltd.                           9,116,753  3,226,368       0.2%
    Emperor Watch & Jewellery, Ltd.                               26,450,000  1,324,866       0.1%
#   Enerchina Holdings, Ltd.                                      19,213,500    392,205       0.0%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                                                           PERCENTAGE
                                                                   SHARES      VALUE++   OF NET ASSETS**
                                                                 ----------- ----------- ---------------
HONG KONG -- (Continued)
*   ENM Holdings, Ltd.                                            14,680,000 $   912,885       0.1%
#*  Esprit Holdings, Ltd.                                         14,828,050   8,972,221       0.5%
*   eSun Holdings, Ltd.                                            4,444,000     803,805       0.1%
*   Eternity Investment, Ltd.                                        830,000      24,367       0.0%
#   Fairwood Holdings, Ltd.                                          698,100   2,792,279       0.2%
    Far East Consortium International, Ltd.                        9,749,463   5,325,337       0.3%
*   Far East Holdings International, Ltd.                            720,000      81,342       0.0%
#   FIH Mobile, Ltd.                                              16,311,000   5,121,914       0.3%
    First Pacific Co., Ltd.                                        6,020,000   4,586,999       0.3%
*   First Shanghai Investments, Ltd.                               5,576,000     758,795       0.1%
    Fountain SET Holdings, Ltd.                                    5,842,000     876,248       0.1%
    Four Seas Mercantile Holdings, Ltd.                              610,000     278,350       0.0%
*   Freeman FinTech Corp., Ltd.                                   14,840,000     866,164       0.1%
    Fulum Group Holdings, Ltd.                                        76,000       9,743       0.0%
    Future Bright Holdings, Ltd.                                   3,288,000     303,620       0.0%
*   Future World Financial Holdings, Ltd.                            205,723       4,168       0.0%
*   G-Resources Group, Ltd.                                      172,599,600   2,278,946       0.1%
#*  GCL New Energy Holdings, Ltd.                                 28,214,000   2,062,565       0.1%
#   Get Nice Financial Group, Ltd.                                 2,090,600     603,372       0.0%
#   Get Nice Holdings, Ltd.                                       41,752,000   1,794,698       0.1%
    Giordano International, Ltd.                                  11,414,000   6,453,083       0.4%
*   Global Brands Group Holding, Ltd.                             33,378,000   3,894,612       0.2%
    Glorious Sun Enterprises, Ltd.                                 4,328,000     499,760       0.0%
    Gold Peak Industries Holdings, Ltd.                            3,029,642     320,342       0.0%
    Golden Resources Development International, Ltd.               3,330,500     211,424       0.0%
#*  Good Resources Holdings, Ltd.                                  9,720,000     511,043       0.0%
    Goodbaby International Holdings, Ltd.                            752,000     410,825       0.0%
*   Grande Holdings, Ltd. (The)                                      882,000     195,576       0.0%
    Great Eagle Holdings, Ltd.                                       601,566   3,311,961       0.2%
*   Greenheart Group, Ltd.                                           320,000      38,576       0.0%
    Guangnan Holdings, Ltd.                                        2,363,600     300,035       0.0%
#   Guotai Junan International Holdings, Ltd.                     23,547,797   7,528,359       0.4%
#   Haitong International Securities Group, Ltd.                  13,383,259   7,590,734       0.4%
    Hanison Construction Holdings, Ltd.                            2,103,649     391,258       0.0%
*   Hao Tian Development Group, Ltd.                              19,412,400     672,556       0.1%
    Harbour Centre Development, Ltd.                                 935,500   1,772,754       0.1%
    Henry Group Holdings, Ltd.                                       466,000     122,047       0.0%
    High Fashion International, Ltd.                                 268,000      72,101       0.0%
    HKBN, Ltd.                                                     3,255,500   3,305,540       0.2%
#   HKR International, Ltd.                                        5,975,936   3,813,824       0.2%
*   Hoifu Energy Group, Ltd.                                         482,000      54,334       0.0%
    Hon Kwok Land Investment Co., Ltd.                               388,800     257,617       0.0%
    Hong Kong Aircraft Engineering Co., Ltd.                         128,800     869,147       0.1%
    Hong Kong Ferry Holdings Co., Ltd.                               866,300     996,655       0.1%
    Hong Kong International Construction Investment Management
      Group Co., Ltd.                                                624,000     233,704       0.0%
    Hong Kong Shanghai Alliance Holdings, Ltd.                     1,248,002     139,301       0.0%
*   Hong Kong Television Network, Ltd.                             3,023,751   1,085,971       0.1%
#   Hongkong & Shanghai Hotels, Ltd. (The)                         2,205,345   3,581,962       0.2%
    Hongkong Chinese, Ltd.                                         5,038,000     897,453       0.1%
    Hop Hing Group Holdings, Ltd.                                 12,312,000     367,774       0.0%
    Hopewell Holdings, Ltd.                                        3,366,000  12,946,497       0.7%
#*  Hsin Chong Group Holdings, Ltd.                               13,109,658     220,640       0.0%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                                                           PERCENTAGE
                                                                   SHARES      VALUE++   OF NET ASSETS**
                                                                 ----------- ----------- ---------------
HONG KONG -- (Continued)
*   Huarong International Financial Holdings, Ltd.                   357,000 $   119,944       0.0%
#*  Huarong Investment Stock Corp., Ltd.                             490,000      65,443       0.0%
*   Huisheng International Holdings, Ltd.                          3,008,000     152,458       0.0%
    Hung Hing Printing Group, Ltd.                                 2,728,000     541,669       0.0%
    Hutchison Telecommunications Hong Kong Holdings, Ltd.         11,696,000   4,199,245       0.2%
*   I-CABLE Communications, Ltd.                                   9,006,000     282,099       0.0%
#   IGG, Inc.                                                      7,041,000   9,453,202       0.5%
*   Imagi International Holdings, Ltd.                             2,142,300     200,511       0.0%
    International Housewares Retail Co., Ltd.                        347,000      65,430       0.0%
*   International Standard Resources Holdings, Ltd.               12,991,625      78,317       0.0%
*   iOne Holdings, Ltd.                                           10,780,000     273,282       0.0%
    IPE Group, Ltd.                                                3,345,000     839,929       0.1%
#*  IRC, Ltd.                                                      9,736,266     318,658       0.0%
    IT, Ltd.                                                       4,344,532   2,250,802       0.1%
    ITC Properties Group, Ltd.                                     5,724,097   2,129,344       0.1%
*   Jinhui Holdings Co., Ltd.                                         90,000      13,932       0.0%
    Johnson Electric Holdings, Ltd.                                2,358,750   9,516,625       0.5%
    Kader Holdings Co., Ltd.                                          92,000      12,142       0.0%
    Kam Hing International Holdings, Ltd.                          1,830,000     154,885       0.0%
*   Kantone Holdings, Ltd.                                           901,364      36,962       0.0%
    Karrie International Holdings, Ltd.                            2,028,000     296,512       0.0%
    Keck Seng Investments                                            878,600     741,420       0.1%
    Kerry Logistics Network, Ltd.                                  2,406,000   3,317,378       0.2%
    Kingmaker Footwear Holdings, Ltd.                              1,914,955     613,896       0.0%
*   Kong Sun Holdings, Ltd.                                        6,900,000     326,713       0.0%
    Kowloon Development Co., Ltd.                                  2,523,000   2,878,291       0.2%
*   Kwan On Holdings, Ltd.                                         2,340,000     411,469       0.0%
    Kwoon Chung Bus Holdings, Ltd.                                    44,000      25,726       0.0%
    L'Occitane International SA                                      799,000   1,518,133       0.1%
*   L'sea Resources International Holdings, Ltd.                   5,480,000      89,994       0.0%
    Lai Sun Development Co., Ltd.                                  1,823,866   3,297,873       0.2%
    Lai Sun Garment International, Ltd.                              669,431   1,308,750       0.1%
    Lam Soon Hong Kong, Ltd.                                         302,310     418,472       0.0%
#*  Landing International Development, Ltd.                      252,380,000   6,993,812       0.4%
    Landsea Green Properties Co., Ltd.                             1,256,000     135,263       0.0%
*   LEAP Holdings Group, Ltd.                                      5,160,000     101,360       0.0%
    Lifestyle International Holdings, Ltd.                         2,133,500   2,925,552       0.2%
    Lippo China Resources, Ltd.                                   20,922,000     671,331       0.0%
    Lippo, Ltd.                                                    1,161,700     706,253       0.1%
    Liu Chong Hing Investment, Ltd.                                1,299,200   2,232,873       0.1%
    Luk Fook Holdings International, Ltd.                          3,243,000  13,718,512       0.8%
    Luks Group Vietnam Holdings Co., Ltd.                            514,913     172,198       0.0%
    Lung Kee Bermuda Holdings                                      1,609,875     767,776       0.1%
#*  Macau Legend Development, Ltd.                                17,568,000   2,817,915       0.2%
    Magnificent Hotel Investment, Ltd.                            13,170,000     397,203       0.0%
*   Man Sang International, Ltd.                                     132,000       7,915       0.0%
    Man Wah Holdings, Ltd.                                        11,957,600  10,803,091       0.6%
#*  Mason Group Holdings, Ltd.                                    49,353,399     835,783       0.1%
#*  Master Glory Group, Ltd.(BYTP1T9)                             43,830,592     545,273       0.0%
#*  Master Glory Group, Ltd.(BYTP1T9)                                394,860       4,910       0.0%
    Matrix Holdings, Ltd.                                          1,067,414     458,763       0.0%
*   Maxnerva Technology Services, Ltd.                               578,000     150,481       0.0%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                                                          PERCENTAGE
                                                                   SHARES     VALUE++   OF NET ASSETS**
                                                                 ---------- ----------- ---------------
HONG KONG -- (Continued)
    Melbourne Enterprises, Ltd.                                      39,500 $   935,973       0.1%
    Melco International Development, Ltd.                         2,601,000   7,128,476       0.4%
    Microport Scientific Corp.                                      357,000     352,331       0.0%
    Midas International Holdings, Ltd.                            3,440,000     167,349       0.0%
*   Midland Holdings, Ltd.                                        5,182,000   1,401,585       0.1%
*   Midland IC&I, Ltd.                                            2,591,000     132,773       0.0%
    Ming Fai International Holdings, Ltd.                         2,148,000     333,253       0.0%
    Miramar Hotel & Investment                                      922,000   1,990,635       0.1%
    Modern Dental Group, Ltd.                                       288,000      80,862       0.0%
*   Mongolian Mining Corp.                                       11,678,000     359,164       0.0%
    NagaCorp, Ltd.                                               11,248,000   9,087,661       0.5%
    Nameson Holdings, Ltd.                                          718,000     210,892       0.0%
    Nanyang Holdings, Ltd.                                          133,500     777,301       0.1%
    National Electronic Hldgs                                     2,668,600     380,175       0.0%
*   National United Resources Holdings, Ltd.                     18,280,000      62,328       0.0%
*   Neo-Neon Holdings, Ltd.                                       2,337,500     254,894       0.0%
*   New Century Group Hong Kong, Ltd.                            13,351,464     233,258       0.0%
*   NEW Concepts Holdings, Ltd.                                     848,000     576,136       0.0%
*   New Sports Group, Ltd.                                        9,980,000      55,045       0.0%
*   New Times Energy Corp., Ltd.                                  8,918,600     308,578       0.0%
*   Newocean Energy Holdings, Ltd.                                7,972,000   2,034,513       0.1%
*   Next Digital, Ltd.                                            4,295,183     264,412       0.0%
*   Nine Express, Ltd.                                           12,438,000     446,725       0.0%
*   OCI International Holdings, Ltd.                                 56,000       8,039       0.0%
    On Time Logistics Holdings, Ltd.                                784,000     414,123       0.0%
#   OP Financial Investments, Ltd.                                  748,000     217,620       0.0%
    Orange Sky Golden Harvest Entertainment Holdings, Ltd.        9,214,706     626,313       0.0%
    Orient Overseas International, Ltd.                           1,483,500  14,287,148       0.8%
#   Oriental Watch Holdings                                       3,070,800     660,790       0.0%
*   Pacific Andes International Holdings, Ltd.                   19,435,067      68,260       0.0%
*   Pacific Basin Shipping, Ltd.                                 29,537,000   6,744,741       0.4%
*   Pacific Edge, Ltd.                                              442,720     102,994       0.0%
*   Pacific Plywood Holdings, Ltd.                                2,200,000     132,652       0.0%
#   Pacific Textiles Holdings, Ltd.                               6,707,000   7,058,866       0.4%
    Pak Fah Yeow International, Ltd.                                  5,000       2,151       0.0%
    Paliburg Holdings, Ltd.                                       3,152,830   1,362,577       0.1%
#*  Paradise Entertainment, Ltd.                                  3,652,000     393,214       0.0%
*   Pearl Oriental Oil, Ltd.                                     11,849,400     402,742       0.0%
*   Pegasus Entertainment Holdings, Ltd.                            664,000      27,659       0.0%
    Pegasus International Holdings, Ltd.                            226,000      30,269       0.0%
    Perfect Shape Beauty Technology, Ltd.                         1,172,000     155,500       0.0%
#   Pico Far East Holdings, Ltd.                                  5,578,000   2,360,082       0.1%
    Playmates Holdings, Ltd.                                      6,920,000     922,641       0.1%
    Playmates Toys, Ltd.                                          6,208,000     979,225       0.1%
    Plover Bay Technologies, Ltd.                                   240,000      48,725       0.0%
#   Pokfulam Development Co.                                        234,000     578,364       0.0%
    Polytec Asset Holdings, Ltd.                                 11,323,526     957,973       0.1%
*   PT International Development Co., Ltd.                        2,839,150     192,800       0.0%
    Public Financial Holdings, Ltd.                               3,102,000   1,400,324       0.1%
    PuraPharm Corp., Ltd.                                           137,000      59,747       0.0%
*   PYI Corp., Ltd.                                              24,147,973     536,137       0.0%
*   Qianhai Health Holdings, Ltd.                                   157,499       2,283       0.0%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                                                         PERCENTAGE
                                                                   SHARES    VALUE++   OF NET ASSETS**
                                                                 ---------- ---------- ---------------
HONG KONG -- (Continued)
    Raymond Industrial, Ltd.                                         30,400 $    4,347       0.0%
#*  Realord Group Holdings, Ltd.                                    364,000    237,048       0.0%
#   Regal Hotels International Holdings, Ltd.                     2,837,800  2,016,016       0.1%
*   Regent Pacific Group, Ltd.                                    3,820,000    193,540       0.0%
#   Regina Miracle International Holdings, Ltd.                   1,401,000  1,345,312       0.1%
#*  Rentian Technology Holdings, Ltd.                            11,250,000    540,851       0.0%
#*  Runway Global Holdings Co., Ltd.                                588,000     87,461       0.0%
#   SA SA International Holdings, Ltd.                           11,456,708  4,157,532       0.2%
    Safety Godown Co., Ltd.                                         400,000    953,909       0.1%
    SAS Dragon Holdings, Ltd.                                     2,120,000    693,304       0.1%
#   SEA Holdings, Ltd.                                            1,543,523  1,606,414       0.1%
#   Shenyin Wanguo HK, Ltd.                                       4,201,250  1,525,684       0.1%
*   Shougang Concord Grand Group, Ltd.                            1,158,000     36,216       0.0%
    Shun Ho Property Investments, Ltd.                            1,254,757    469,464       0.0%
    Shun Tak Holdings, Ltd.                                      13,739,419  5,921,953       0.3%
*   Silver base Group Holdings, Ltd.                              3,641,515    382,797       0.0%
#*  Sincere Watch Hong Kong, Ltd.                                 4,450,000     93,003       0.0%
    Sing Tao News Corp., Ltd.                                     1,974,000    265,697       0.0%
    Singamas Container Holdings, Ltd.                            11,450,000  2,378,820       0.1%
    SIS International Holdings                                       34,000     21,806       0.0%
    SITC International Holdings Co., Ltd.                         2,029,000  1,957,100       0.1%
#   Sitoy Group Holdings, Ltd.                                    1,463,000    337,674       0.0%
    Sky Light Holdings, Ltd.                                        569,000    138,643       0.0%
#   SmarTone Telecommunications Holdings, Ltd.                    3,758,531  4,679,616       0.3%
*   SOCAM Development, Ltd.                                       1,744,771    411,934       0.0%
*   Solartech International Holdings, Ltd.                       11,520,000  1,077,503       0.1%
*   Solomon Systech International, Ltd.                          10,100,000    510,902       0.0%
    Soundwill Holdings, Ltd.                                        596,500  1,290,979       0.1%
*   South China Assets Holdings, Ltd.                             1,679,170     10,347       0.0%
*   South China Financial Holdings, Ltd.                         21,850,000    137,350       0.0%
*   South China Holdings Co., Ltd.                               17,774,503    649,573       0.0%
    Stella International Holdings, Ltd.                           1,788,000  2,912,897       0.2%
*   Stelux Holdings International, Ltd.                           3,011,400    235,637       0.0%
    Strong Petrochemical Holdings, Ltd.                           1,928,000    391,432       0.0%
*   Success Universe Group, Ltd.                                  6,716,000    186,836       0.0%
#*  Summit Ascent Holdings, Ltd.                                  3,400,000    466,478       0.0%
    Sun Hing Vision Group Holdings, Ltd.                            358,000    145,412       0.0%
    Sun Hung Kai & Co., Ltd.                                      4,713,429  3,021,461       0.2%
*   Suncorp Technologies, Ltd.                                    1,970,000     10,131       0.0%
    Sunwah Kingsway Capital Holdings, Ltd.                        7,690,000    114,361       0.0%
    TAI Cheung Holdings, Ltd.                                     2,114,000  2,440,220       0.1%
    Tai Sang Land Development, Ltd.                                 781,910    543,805       0.0%
*   Talent Property Group, Ltd.                                  14,355,000    176,767       0.0%
#   Tan Chong International, Ltd.                                 1,176,000    404,050       0.0%
    Tao Heung Holdings, Ltd.                                      1,166,000    215,286       0.0%
    Television Broadcasts, Ltd.                                   2,183,300  8,257,027       0.5%
*   Termbray Industries International Holdings, Ltd.              2,304,900    159,916       0.0%
    Tern Properties Co., Ltd.                                        51,200     32,987       0.0%
#   Texwinca Holdings, Ltd.                                       6,860,000  4,142,382       0.2%
#   Tian Teck Land, Ltd.                                          1,024,000  1,221,328       0.1%
    TK Group Holdings, Ltd.                                         326,000    160,915       0.0%
*   Tom Group, Ltd.                                                 858,000    216,774       0.0%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                                                           PERCENTAGE
                                                                   SHARES     VALUE++    OF NET ASSETS**
                                                                 ---------- ------------ ---------------
HONG KONG -- (Continued)
#   Town Health International Medical Group, Ltd.                 5,758,000 $    553,234       0.0%
#   Tradelink Electronic Commerce, Ltd.                           5,670,000    1,002,685       0.1%
    Transport International Holdings, Ltd.                        1,306,141    4,169,998       0.2%
*   Trinity, Ltd.                                                 8,046,000      671,442       0.0%
*   TSC Group Holdings, Ltd.                                      3,386,000      343,417       0.0%
#   Tsui Wah Holdings, Ltd.                                       2,006,000      303,624       0.0%
    Union Medical Healthcare, Ltd.                                   92,000       43,109       0.0%
#*  United Laboratories International Holdings, Ltd. (The)        5,624,000    4,896,378       0.3%
*   Universal Technologies Holdings, Ltd.                         7,410,000      244,505       0.0%
*   Universe International Financial Holdings, Ltd.                 125,000       12,823       0.0%
*   Up Energy Development Group, Ltd.                             3,929,000       12,188       0.0%
    Upbest Group, Ltd.                                               72,000       10,872       0.0%
*   Value Convergence Holdings, Ltd.                              3,168,000      585,363       0.0%
#   Value Partners Group, Ltd.                                    1,828,000    1,813,586       0.1%
    Vanke Property Overseas, Ltd.                                    49,000       29,868       0.0%
    Vantage International Holdings, Ltd.                          3,160,000      413,049       0.0%
    Vedan International Holdings, Ltd.                            3,576,000      357,567       0.0%
*   Victory City International Holdings, Ltd.                    24,979,660      650,129       0.0%
    Vitasoy International Holdings, Ltd.                          5,557,000   12,849,073       0.7%
*   VS International Group, Ltd.                                  1,022,000       48,551       0.0%
#   VSTECS Holdings, Ltd.                                         5,153,600    2,390,870       0.1%
    VTech Holdings, Ltd.                                            820,400   11,663,361       0.7%
    Wai Kee Holdings, Ltd.                                        7,614,738    3,553,549       0.2%
    Wang On Group, Ltd.                                           5,160,000       66,174       0.0%
    Win Hanverky Holdings, Ltd.                                   2,734,000      357,684       0.0%
*   Winfull Group Holdings, Ltd.                                  9,512,000      220,572       0.0%
    Wing On Co. International, Ltd.                                 759,000    2,686,803       0.2%
    Wing Tai Properties, Ltd.                                     1,993,331    1,380,818       0.1%
    Wonderful Sky Financial Group Holdings, Ltd.                    898,000      219,951       0.0%
    Wong's International Holdings, Ltd.                             737,641      296,472       0.0%
    Wong's Kong King International                                  322,000       49,549       0.0%
    Xinyi Glass Holdings, Ltd.                                   13,352,000   12,938,386       0.7%
    Yangtzekiang Garment, Ltd.                                      606,500      225,946       0.0%
#*  Yat Sing Holdings, Ltd.                                         190,000       60,016       0.0%
    Yau Lee Holdings, Ltd.                                          424,000       77,974       0.0%
#   Yeebo International Holdings, Ltd.                            2,750,000    1,466,405       0.1%
    YGM Trading, Ltd.                                               447,000      446,978       0.0%
*   YT Realty Group, Ltd.                                           749,000      232,570       0.0%
    Yugang International, Ltd.                                   90,818,000    2,351,263       0.1%
                                                                            ------------      ----
TOTAL HONG KONG                                                              495,947,493      27.3%
                                                                            ------------      ----
NEW ZEALAND -- (6.0%)
*   a2 Milk Co., Ltd.                                             1,860,803   11,047,609       0.6%
    Abano Healthcare Group, Ltd.                                     30,725      204,942       0.0%
    Air New Zealand, Ltd.                                         2,616,238    5,910,451       0.3%
#   Arvida Group, Ltd.                                              158,917      129,456       0.0%
    Briscoe Group, Ltd.                                               2,235        4,956       0.0%
#   CBL Corp., Ltd.                                                  41,896       84,316       0.0%
    Chorus, Ltd.                                                  2,299,669    6,319,770       0.4%
    Colonial Motor Co., Ltd. (The)                                  144,588      754,691       0.0%
    Comvita, Ltd.                                                     9,464       55,102       0.0%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                                                          PERCENTAGE
                                                                  SHARES     VALUE++    OF NET ASSETS**
                                                                 --------- ------------ ---------------
NEW ZEALAND -- (Continued)
    Contact Energy, Ltd.                                         1,081,342 $  4,255,865       0.2%
    EBOS Group, Ltd.                                               451,590    5,439,399       0.3%
    Evolve Education Group, Ltd.                                    36,611       18,783       0.0%
#   Freightways, Ltd.                                              960,640    5,034,593       0.3%
    Genesis Energy, Ltd.                                         1,195,135    2,003,461       0.1%
    Gentrack Group, Ltd.                                            26,188       98,561       0.0%
    Hallenstein Glasson Holdings, Ltd.                             242,445      554,201       0.0%
    Heartland Bank, Ltd.                                         1,124,916    1,462,481       0.1%
    Infratil, Ltd.                                               3,258,507    7,169,626       0.4%
    Investore Property, Ltd.                                        22,938       21,055       0.0%
    Kathmandu Holdings, Ltd.                                       702,915    1,155,350       0.1%
#   Mainfreight, Ltd.                                              536,356    8,978,181       0.5%
    Methven, Ltd.                                                   96,877       66,262       0.0%
#   Metlifecare, Ltd.                                              593,206    2,346,947       0.1%
#   Metro Performance Glass, Ltd.                                   28,996       19,642       0.0%
    Millennium & Copthorne Hotels New Zealand, Ltd.                395,725      760,645       0.1%
*   New Zealand Oil & Gas, Ltd.                                    829,896      411,792       0.0%
    New Zealand Refining Co., Ltd. (The)                           600,495    1,035,674       0.1%
    NZME, Ltd.(BD5W4X2)                                            945,851      594,315       0.0%
    NZME, Ltd.(BD310N3)                                             16,366       10,197       0.0%
    NZX, Ltd.                                                      952,265      769,712       0.1%
    Opus International Consultants, Ltd.                            12,925       15,508       0.0%
*   Orion Health Group, Ltd.                                         4,001        2,874       0.0%
    PGG Wrightson, Ltd.                                            999,976      383,338       0.0%
#   Port of Tauranga, Ltd.                                       2,555,333    8,000,206       0.4%
*   Pushpay Holdings, Ltd.                                          21,325       42,143       0.0%
    Restaurant Brands New Zealand, Ltd.                            586,805    2,724,262       0.2%
*   Rubicon, Ltd.                                                1,442,620      187,988       0.0%
    Ryman Healthcare, Ltd.                                         771,254    4,909,923       0.3%
    Sanford, Ltd.                                                  382,357    2,065,969       0.1%
    Scales Corp., Ltd.                                             108,188      288,754       0.0%
    Scott Technology, Ltd.                                          45,734      111,238       0.0%
    Skellerup Holdings, Ltd.                                       573,961      703,553       0.0%
    SKY Network Television, Ltd.                                 2,080,268    3,560,445       0.2%
    SKYCITY Entertainment Group, Ltd.                            5,461,701   14,539,711       0.8%
#   Steel & Tube Holdings, Ltd.                                    441,625      604,559       0.0%
    Summerset Group Holdings, Ltd.                                 810,855    2,702,543       0.2%
#*  Synlait Milk, Ltd.                                              33,400      187,701       0.0%
#   Tegel Group Holdings, Ltd.                                     103,983       98,870       0.0%
    Tilt Renewables, Ltd.                                           87,581      116,873       0.0%
    Tourism Holdings, Ltd.                                         376,639    1,308,985       0.1%
#*  Tower, Ltd.                                                    887,040      491,922       0.0%
    Trade Me Group, Ltd.                                         1,783,440    5,507,596       0.3%
    Trilogy International, Ltd.                                      7,994       12,853       0.0%
    Trustpower, Ltd.                                               140,358      558,881       0.0%
    Turners Automotive Group, Ltd.                                  13,182       27,967       0.0%
    Vector, Ltd.                                                 1,276,962    2,944,049       0.2%
    Vista Group International, Ltd.                                  6,705       23,775       0.0%
    Warehouse Group, Ltd. (The)                                    698,604    1,009,102       0.1%
*   Xero, Ltd.                                                     124,576    2,934,082       0.2%
                                                                           ------------       ---
TOTAL NEW ZEALAND                                                           122,783,705       6.8%
                                                                           ------------       ---

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                                                         PERCENTAGE
                                                                   SHARES    VALUE++   OF NET ASSETS**
                                                                 ---------- ---------- ---------------
SINGAPORE -- (10.1%)
*   Abterra, Ltd.                                                   302,120 $   20,513       0.0%
    Accordia Golf Trust                                           3,150,500  1,733,632       0.1%
    AEM Holdings, Ltd.                                               62,200    143,069       0.0%
    Amara Holdings, Ltd.                                            974,800    407,777       0.0%
    Ascendas India Trust                                          1,702,900  1,436,304       0.1%
*   ASL Marine Holdings, Ltd.                                       148,950     12,868       0.0%
    Baker Technology, Ltd.                                          289,580    142,273       0.0%
*   Banyan Tree Holdings, Ltd.                                      901,200    406,866       0.0%
#   Best World International, Ltd.                                1,922,850  2,097,740       0.1%
    Bonvests Holdings, Ltd.                                         950,000    996,699       0.1%
    Boustead Projects, Ltd.                                         497,612    317,272       0.0%
    Boustead Singapore, Ltd.                                      1,827,636  1,208,346       0.1%
#   Breadtalk Group, Ltd.                                           894,200  1,033,402       0.1%
    Broadway Industrial Group, Ltd.                                  31,429      2,866       0.0%
#   Bukit Sembawang Estates, Ltd.                                   742,403  3,458,743       0.2%
    Bund Center Investment, Ltd.                                    659,825    372,843       0.0%
    Centurion Corp., Ltd.                                           825,900    339,728       0.0%
#   China Aviation Oil Singapore Corp., Ltd.                      2,277,799  2,959,199       0.2%
    China Sunsine Chemical Holdings, Ltd.                           483,700    356,670       0.0%
    Chip Eng Seng Corp., Ltd.                                     3,399,700  2,394,864       0.1%
    Chuan Hup Holdings, Ltd.                                      3,853,500    989,112       0.1%
#   CITIC Envirotech, Ltd.                                          709,400    401,180       0.0%
    Civmec, Ltd.                                                    162,700     67,369       0.0%
    Cogent Holdings, Ltd.                                            48,100     34,070       0.0%
    ComfortDelGro Corp., Ltd.                                       648,400    961,225       0.1%
#*  COSCO Shipping International Singapore Co., Ltd.              6,510,500  1,386,501       0.1%
*   Creative Technology, Ltd.                                       272,200    231,396       0.0%
#   CSE Global, Ltd.                                              3,443,600    948,280       0.1%
#   CWT, Ltd.                                                     1,799,000  3,072,234       0.2%
#   Del Monte Pacific, Ltd.                                       2,363,364    537,705       0.0%
    Delfi, Ltd.                                                     788,500    856,231       0.1%
*   DMX Technologies Group, Ltd.                                  2,096,000     30,261       0.0%
    Duty Free International, Ltd.                                   191,300     38,623       0.0%
*   Dyna-Mac Holdings, Ltd.                                       2,007,300    202,077       0.0%
    Elec & Eltek International Co., Ltd.                            154,800    241,510       0.0%
    EnGro Corp., Ltd.                                               354,000    245,485       0.0%
#*  Ezion Holdings, Ltd.                                         12,591,378  1,819,750       0.1%
#*  Ezra Holdings, Ltd.                                          19,242,923    779,345       0.0%
*   Falcon Energy Group, Ltd.                                       465,700     21,175       0.0%
    Far East Orchard, Ltd.                                        1,096,185  1,245,733       0.1%
#   First Resources, Ltd.                                         4,909,700  7,097,371       0.4%
*   First Ship Lease Trust                                          160,900      9,811       0.0%
    First Sponsor Group, Ltd.                                       440,661    441,108       0.0%
#   Food Empire Holdings, Ltd.                                    1,418,200    671,416       0.0%
#   Fragrance Group, Ltd.                                         6,077,000    757,777       0.0%
    Frasers Centrepoint, Ltd.                                       336,900    513,990       0.0%
    Frencken Group, Ltd.                                            223,800     98,569       0.0%
    Fu Yu Corp., Ltd.                                             1,622,200    238,333       0.0%
#*  Gallant Venture, Ltd.                                         4,992,500    498,203       0.0%
#   Geo Energy Resources, Ltd.                                    2,425,500    534,138       0.0%
    GK Goh Holdings, Ltd.                                         1,484,065  1,078,483       0.1%
    GL, Ltd.                                                      3,401,300  2,310,099       0.1%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                                                         PERCENTAGE
                                                                   SHARES    VALUE++   OF NET ASSETS**
                                                                 ---------- ---------- ---------------
SINGAPORE -- (Continued)
    Golden Agri-Resources, Ltd.                                  22,363,500 $6,481,658       0.4%
#   Golden Energy & Resources, Ltd.                                 382,200    131,728       0.0%
    GP Batteries International, Ltd.                                235,000    220,767       0.0%
#   GP Industries, Ltd.                                           2,567,609  1,337,724       0.1%
#   GuocoLand, Ltd.                                               1,065,214  1,869,662       0.1%
#*  Halcyon Agri Corp., Ltd.                                      1,695,148    739,660       0.0%
    Hanwell Holdings, Ltd.                                        1,888,219    449,721       0.0%
#   Haw Par Corp., Ltd.                                              78,500    702,548       0.0%
#   Health Management International, Ltd.                         1,405,730    650,016       0.0%
    Hi-P International, Ltd.                                      1,159,400  1,591,382       0.1%
    Hiap Hoe, Ltd.                                                  498,000    319,581       0.0%
    Ho Bee Investment, Ltd.                                       1,604,700  2,979,508       0.2%
    Hong Fok Corp., Ltd.                                          3,531,394  2,306,303       0.1%
    Hong Leong Asia, Ltd.                                           716,300    643,636       0.0%
    Hong Leong Finance, Ltd.                                        238,500    477,972       0.0%
    Hotel Grand Central, Ltd.                                     1,531,768  1,663,103       0.1%
    Hour Glass, Ltd. (The)                                        1,814,832    906,634       0.1%
    Hutchison Port Holdings Trust                                 3,377,900  1,452,514       0.1%
    Hwa Hong Corp., Ltd.                                          2,123,500    528,783       0.0%
    Hyflux, Ltd.                                                  3,262,300  1,172,786       0.1%
    iFAST Corp., Ltd.                                                27,200     19,368       0.0%
#   Indofood Agri Resources, Ltd.                                 3,432,100  1,131,677       0.1%
    InnoTek, Ltd.                                                   408,900     92,972       0.0%
*   IPC Corp., Ltd.                                                 108,270     39,133       0.0%
    Isetan Singapore, Ltd.                                          119,000    350,265       0.0%
#   Japfa, Ltd.                                                   2,179,700    944,696       0.1%
#   k1 Ventures, Ltd.                                             1,005,220    541,764       0.0%
    Keppel Infrastructure Trust                                   8,949,932  3,643,721       0.2%
#   Keppel Telecommunications & Transportation, Ltd.              1,369,300  1,516,803       0.1%
    Koh Brothers Group, Ltd.                                      1,432,000    383,315       0.0%
#*  KrisEnergy, Ltd.                                              1,052,200     82,057       0.0%
#   KSH Holdings, Ltd.                                              547,200    373,540       0.0%
    Lian Beng Group, Ltd.                                         2,253,500  1,339,998       0.1%
    Low Keng Huat Singapore, Ltd.                                   912,900    465,610       0.0%
    Lum Chang Holdings, Ltd.                                      1,094,030    332,968       0.0%
#   M1, Ltd.                                                      2,631,500  3,475,043       0.2%
#   Mandarin Oriental International, Ltd.                           643,900  1,415,632       0.1%
#*  Mermaid Maritime PCL                                            274,000     29,583       0.0%
#   Metro Holdings, Ltd.                                          2,738,692  2,521,425       0.1%
    Mewah International, Inc.                                        89,000     19,878       0.0%
*   Midas Holdings, Ltd.                                          8,558,700  1,319,858       0.1%
*   Nam Cheong, Ltd.                                              6,557,040     96,208       0.0%
    Nera Telecommunications, Ltd.                                 1,143,400    310,776       0.0%
    New Toyo International Holdings, Ltd.                         1,624,000    315,987       0.0%
#*  Noble Group, Ltd.                                             7,456,280  1,565,819       0.1%
    NSL, Ltd.                                                       409,900    416,636       0.0%
    Olam International, Ltd.                                        170,000    293,154       0.0%
    OUE, Ltd.                                                     1,988,000  3,004,125       0.2%
    Overseas Education, Ltd.                                         65,300     17,949       0.0%
#   Oxley Holdings, Ltd.                                          2,240,300  1,191,205       0.1%
#*  Pacc Offshore Services Holdings, Ltd.                           600,500    147,778       0.0%
    Pan-United Corp., Ltd.                                        2,435,750  1,036,485       0.1%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                                                          PERCENTAGE
                                                                   SHARES     VALUE++   OF NET ASSETS**
                                                                 ---------- ----------- ---------------
SINGAPORE -- (Continued)
*   Penguin International, Ltd.                                     446,032 $   106,516       0.0%
    Perennial Real Estate Holdings, Ltd.                            117,100      76,037       0.0%
#   Q&M Dental Group Singapore, Ltd.                              2,243,100   1,094,251       0.1%
    QAF, Ltd.                                                     1,414,056   1,281,486       0.1%
#*  Raffles Education Corp., Ltd.                                 4,176,710   1,025,054       0.1%
#   Raffles Medical Group, Ltd.                                   4,578,378   3,794,814       0.2%
    RHT Health Trust                                              3,131,500   1,930,664       0.1%
    Riverstone Holdings, Ltd.                                     1,182,600     915,184       0.1%
    Rotary Engineering, Ltd.                                      1,499,400     494,439       0.0%
#*  Rowsley, Ltd.                                                 3,028,500     288,917       0.0%
    Roxy-Pacific Holdings, Ltd.                                     297,500     124,066       0.0%
    San Teh, Ltd.                                                   151,787      24,562       0.0%
    SATS, Ltd.                                                      391,700   1,351,122       0.1%
    SBS Transit, Ltd.                                               926,200   1,699,775       0.1%
    SembCorp Industries, Ltd.                                     2,096,500   5,077,617       0.3%
#   SembCorp Marine, Ltd.                                         3,715,700   5,268,171       0.3%
#   Sheng Siong Group, Ltd.                                       4,185,700   2,901,819       0.2%
#   SHS Holdings, Ltd.                                            2,304,100     371,937       0.0%
    SIA Engineering Co., Ltd.                                       231,200     552,972       0.0%
#   SIIC Environment Holdings, Ltd.                               4,602,820   1,790,065       0.1%
#   Sinarmas Land, Ltd.                                           6,897,100   2,149,223       0.1%
    Sing Holdings, Ltd.                                           1,561,700     555,344       0.0%
    Sing Investments & Finance, Ltd.                                324,075     380,511       0.0%
#   Singapore Post, Ltd.                                         10,457,500   9,858,175       0.6%
#   Singapore Press Holdings, Ltd.                                1,133,800   2,245,257       0.1%
    Singapore Reinsurance Corp., Ltd.                             1,514,530     344,239       0.0%
    Singapore Shipping Corp., Ltd.                                1,640,700     342,951       0.0%
    Singapura Finance, Ltd.                                         348,124     264,450       0.0%
#*  Sino Grandness Food Industry Group, Ltd.                      4,336,435     668,907       0.0%
    Stamford Land Corp., Ltd.                                     3,188,100   1,204,195       0.1%
#   StarHub, Ltd.                                                 1,785,500   3,446,063       0.2%
    Straco Corp., Ltd.                                              130,000      81,538       0.0%
    Sunningdale Tech, Ltd.                                          865,360   1,466,369       0.1%
*   SunVic Chemical Holdings, Ltd.                                1,137,845      54,350       0.0%
#*  Swiber Holdings, Ltd.                                         2,895,250      43,330       0.0%
*   Tat Hong Holdings, Ltd.                                       2,662,560     908,007       0.1%
    Tiong Woon Corp. Holding, Ltd.                                  228,100      47,750       0.0%
    Tuan Sing Holdings, Ltd.                                      4,252,495   1,293,659       0.1%
#   UMS Holdings, Ltd.                                            2,769,875   2,143,734       0.1%
    United Engineers, Ltd.                                        3,318,328   6,428,430       0.4%
#   United Industrial Corp., Ltd.                                   174,269     420,985       0.0%
    United Overseas Insurance, Ltd.                                 181,850     814,216       0.1%
    UOB-Kay Hian Holdings, Ltd.                                   2,008,761   1,996,451       0.1%
    UOL Group, Ltd.                                                 297,417   1,972,369       0.1%
#   UPP Holdings, Ltd.                                            3,076,900     587,564       0.0%
    Valuetronics Holdings, Ltd.                                   1,828,750   1,388,981       0.1%
    Venture Corp., Ltd.                                           1,597,200  22,831,474       1.3%
    Vibrant Group, Ltd.                                           2,058,620     590,770       0.0%
    Vicom, Ltd.                                                     119,500     504,936       0.0%
    Wee Hur Holdings, Ltd.                                        2,769,000     579,985       0.0%
    Wheelock Properties Singapore, Ltd.                           1,933,000   2,836,701       0.2%
    Wing Tai Holdings, Ltd.                                       3,453,267   6,079,604       0.3%

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                                                              PERCENTAGE
                                                                    SHARES      VALUE++     OF NET ASSETS**
                                                                  ---------- -------------- ---------------
SINGAPORE -- (Continued)
     Yeo Hiap Seng, Ltd.                                             223,731 $      207,000        0.0%
     YHI International, Ltd.                                         176,200         54,219        0.0%
#*   Yongnam Holdings, Ltd.                                        2,875,300        717,188        0.0%
     Zhongmin Baihui Retail Group, Ltd.                               26,900         18,935        0.0%
                                                                             --------------      -----
TOTAL SINGAPORE                                                                 208,958,676       11.5%
                                                                             --------------      -----
UNITED KINGDOM -- (0.0%)
*    GetBusy P.L.C.                                                  133,833         73,767        0.0%
                                                                             --------------      -----
TOTAL COMMON STOCKS                                                           1,800,706,014       99.2%
                                                                             --------------      -----
RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
*    BWX , Ltd. Rights 11/07/17                                       10,298             --        0.0%
*    Clean Seas Seafood, Ltd. Rights 11/10/17                         24,944             38        0.0%
*    Nufarm, Ltd. Rights 11/15/17                                    312,838        407,031        0.0%
*    Westgold Resources, Ltd. Rights 06/30/19                         98,649         24,538        0.0%
                                                                             --------------      -----
TOTAL AUSTRALIA                                                                     431,607        0.0%
                                                                             --------------      -----
HONG KONG -- (0.0%)
*    China HKBridge Holdings, Ltd. Rights 11/20/17                    19,000             73        0.0%
*    International Standard Resources Holdings, Ltd. Warrants
       05/10/18                                                    3,097,050          3,970        0.0%
                                                                             --------------      -----
TOTAL HONG KONG                                                                       4,043        0.0%
                                                                             --------------      -----
NEW ZEALAND -- (0.0%)
*    Pacific Edge, Ltd. Rights 11/08/17                               73,786          1,010        0.0%
                                                                             --------------      -----
TOTAL RIGHTS/WARRANTS                                                               436,660        0.0%
                                                                             --------------      -----
TOTAL INVESTMENT SECURITIES                                                   1,801,142,674
                                                                             --------------

                                                                                VALUE+
                                                                             --------------
SECURITIES LENDING COLLATERAL -- (12.5%)
(S)@ DFA Short Term Investment Fund                               22,292,852    257,950,593       14.2%
                                                                             --------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost $1,978,371,714)                          $2,059,093,267      113.4%
                                                                             ==============      =====

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


Summary of the Series' investments as of October 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                ----------------------------------------------
                                LEVEL 1     LEVEL 2     LEVEL 3     TOTAL
                                -------- -------------- ------- --------------
 Common Stocks
    Australia                         -- $  971,904,786   --    $  971,904,786
    China                             --      1,037,587   --         1,037,587
    Hong Kong                   $573,686    495,373,807   --       495,947,493
    New Zealand                       --    122,783,705   --       122,783,705
    Singapore                         --    208,958,676   --       208,958,676
    United Kingdom                73,767             --   --            73,767
 Rights/Warrants
    Australia                         --        431,607   --           431,607
    Hong Kong                         --          4,043   --             4,043
    New Zealand                       --          1,010   --             1,010
 Securities Lending Collateral        --    257,950,593   --       257,950,593
                                -------- --------------   --    --------------
 TOTAL                          $647,453 $2,058,445,814   --    $2,059,093,267
                                ======== ==============   ==    ==============

                    THE UNITED KINGDOM SMALL COMPANY SERIES
                            SCHEDULE OF INVESTMENTS
                               OCTOBER 31, 2017

                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
COMMON STOCKS -- (97.7%)
Consumer Discretionary -- (20.8%)
    4imprint Group P.L.C.                                          101,851 $ 2,600,592       0.1%
    888 Holdings P.L.C.                                          1,070,122   3,562,439       0.2%
    AA P.L.C.                                                    3,246,551   7,384,550       0.3%
    Ascential P.L.C.                                               306,092   1,369,113       0.1%
    B&M European Value Retail SA                                 3,556,127  18,764,210       0.8%
    Bellway P.L.C.                                                 662,602  32,126,797       1.4%
    Berkeley Group Holdings P.L.C.                                 100,356   4,986,746       0.2%
    Bloomsbury Publishing P.L.C.                                   311,604     678,735       0.0%
    Bovis Homes Group P.L.C.                                       921,633  14,397,861       0.6%
    Card Factory P.L.C.                                          1,222,154   5,097,009       0.2%
#*  Carpetright P.L.C.                                              95,402     210,325       0.0%
#   Centaur Media P.L.C.                                           537,905     390,840       0.0%
    Cineworld Group P.L.C.                                       1,219,783  10,762,045       0.5%
    Connect Group P.L.C.                                         1,312,384   1,921,771       0.1%
    Countryside Properties P.L.C.                                  358,419   1,691,768       0.1%
    Crest Nicholson Holdings P.L.C.                              1,693,312  12,741,944       0.5%
    Daily Mail & General Trust P.L.C.                            1,361,723  12,541,283       0.5%
    Debenhams P.L.C.                                             6,862,458   3,987,083       0.2%
    DFS Furniture P.L.C.                                           677,373   1,880,501       0.1%
    Dignity P.L.C.                                                 288,661   9,292,840       0.4%
    Dixons Carphone P.L.C.                                       4,077,082   9,390,815       0.4%
    Domino's Pizza Group P.L.C.                                  2,536,833  11,309,590       0.5%
    Dunelm Group P.L.C.                                            427,603   4,157,867       0.2%
*   EI Group P.L.C.                                              3,204,098   5,722,835       0.2%
    Entertainment One, Ltd.                                      1,277,261   4,791,209       0.2%
    Euromoney Institutional Investor P.L.C.                        281,428   4,316,940       0.2%
*   Findel P.L.C.                                                  239,314     542,068       0.0%
    Fuller Smith & Turner P.L.C. Class A                           135,207   1,726,102       0.1%
*   Future P.L.C.                                                   52,125     239,613       0.0%
    Games Workshop Group P.L.C.                                    139,540   4,205,297       0.2%
    Greene King P.L.C.                                           1,786,209  12,834,892       0.6%
    Greggs P.L.C.                                                  591,357  10,005,482       0.4%
    GVC Holdings P.L.C.                                          1,474,855  18,364,234       0.8%
    Gym Group P.L.C. (The)                                         456,040   1,344,757       0.1%
    Halfords Group P.L.C.                                        1,240,489   5,444,195       0.2%
    Headlam Group P.L.C.                                           460,886   3,612,036       0.2%
    Henry Boot P.L.C.                                              423,664   1,806,793       0.1%
    Hostelworld Group P.L.C.                                       123,775     561,610       0.0%
    Huntsworth P.L.C.                                            1,109,918   1,178,884       0.1%
    Inchcape P.L.C.                                              2,337,053  24,258,271       1.0%
    ITE Group P.L.C.                                             1,565,186   3,695,220       0.2%
    J D Wetherspoon P.L.C.                                         481,928   7,967,263       0.3%
#*  Jackpotjoy P.L.C.                                              144,566   1,567,066       0.1%
    JD Sports Fashion P.L.C.                                     2,289,045  10,870,409       0.5%
*   Jimmy Choo P.L.C.                                              338,542   1,034,159       0.0%
    John Menzies P.L.C.                                            471,357   4,380,166       0.2%
    Ladbrokes Coral Group P.L.C.                                 6,238,648  10,555,772       0.5%
    Laura Ashley Holdings P.L.C.                                 1,465,488     154,699       0.0%
    Lookers P.L.C.                                               1,876,000   2,613,586       0.1%
    Marston's P.L.C.                                             3,644,221   5,159,488       0.2%
    McCarthy & Stone P.L.C.                                      1,600,216   3,399,979       0.1%

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


                                                                                           PERCENTAGE
                                                                   SHARES     VALUE++    OF NET ASSETS**
                                                                 ---------- ------------ ---------------
Consumer Discretionary -- (Continued)
    Millennium & Copthorne Hotels P.L.C.                            995,879 $  8,001,689       0.3%
    Mitchells & Butlers P.L.C.                                    1,178,448    3,998,168       0.2%
    MJ Gleeson P.L.C.                                               191,456    1,756,312       0.1%
#*  Mothercare P.L.C.                                               771,640      994,396       0.0%
    N Brown Group P.L.C.                                          1,083,230    4,334,454       0.2%
#*  Ocado Group P.L.C.                                            2,584,145    9,872,930       0.4%
    On the Beach Group P.L.C.                                       252,167    1,380,339       0.1%
#   Pendragon P.L.C.                                              7,184,488    2,407,924       0.1%
#   Pets at Home Group P.L.C.                                     1,490,288    3,486,482       0.2%
    Photo-Me International P.L.C.                                 1,249,846    2,974,917       0.1%
    Rank Group P.L.C.                                               865,458    2,735,761       0.1%
    Redrow P.L.C.                                                 1,386,677   11,991,291       0.5%
    Restaurant Group P.L.C. (The)                                 1,177,060    4,747,703       0.2%
    Revolution Bars Group P.L.C.                                     14,864       33,454       0.0%
*   Sportech P.L.C.                                                 396,817      553,217       0.0%
*   Sports Direct International P.L.C.                            1,258,289    6,608,710       0.3%
    SSP Group P.L.C.                                              2,150,632   16,701,979       0.7%
    STV Group P.L.C.                                                  4,868       23,248       0.0%
    SuperGroup P.L.C.                                               329,770    8,119,940       0.4%
    Tarsus Group P.L.C.                                             207,820      848,710       0.0%
    Ted Baker P.L.C.                                                153,478    5,647,875       0.2%
    Thomas Cook Group P.L.C.                                      8,687,680   13,822,620       0.6%
    Topps Tiles P.L.C.                                              925,429      857,430       0.0%
    Trinity Mirror P.L.C.                                         1,714,822    1,923,773       0.1%
    UBM P.L.C.                                                    2,150,381   20,089,069       0.9%
    Vitec Group P.L.C. (The)                                        168,835    2,525,798       0.1%
    WH Smith P.L.C.                                                 660,318   17,952,522       0.8%
    William Hill P.L.C.                                           4,390,122   15,064,779       0.6%
                                                                            ------------      ----
Total Consumer Discretionary                                                 493,055,239      21.2%
                                                                            ------------      ----
Consumer Staples -- (4.8%)
    A.G. Barr P.L.C.                                                665,276    5,514,365       0.2%
#   Anglo-Eastern Plantations P.L.C.                                104,452    1,144,303       0.1%
    Booker Group P.L.C.                                           8,370,700   22,363,754       1.0%
    Britvic P.L.C.                                                1,306,339   13,130,641       0.6%
    Cranswick P.L.C.                                                287,167   11,746,946       0.5%
#   Dairy Crest Group P.L.C.                                        904,296    7,290,631       0.3%
    Devro P.L.C.                                                    956,939    3,092,781       0.1%
    Greencore Group P.L.C.                                        3,643,038    9,327,356       0.4%
    Hilton Food Group P.L.C.                                         81,606      967,981       0.1%
    McBride P.L.C                                                31,345,230       41,631       0.0%
    McBride P.L.C.                                                1,080,870    3,086,103       0.1%
    McColl's Retail Group P.L.C.                                     77,861      295,498       0.0%
*   Premier Foods P.L.C.                                          4,656,491    2,424,894       0.1%
    PZ Cussons P.L.C.                                             1,596,632    7,007,604       0.3%
*   REA Holdings P.L.C.                                              50,639      224,448       0.0%
    Stock Spirits Group P.L.C.                                      879,433    2,942,542       0.1%
    Tate & Lyle P.L.C.                                            2,718,312   23,351,051       1.0%
                                                                            ------------      ----
Total Consumer Staples                                                       113,952,529       4.9%
                                                                            ------------      ----

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
Energy -- (4.2%)
    Anglo Pacific Group P.L.C.                                     824,529 $ 1,474,831       0.1%
*   Cairn Energy P.L.C.                                          3,610,355  10,138,529       0.4%
*   EnQuest P.L.C.                                               6,129,232   2,097,955       0.1%
#*  Gulf Keystone Petroleum, Ltd.                                  344,229     476,576       0.0%
    Gulf Marine Services P.L.C.                                    122,883      87,813       0.0%
*   Hunting P.L.C.                                                 865,376   6,024,755       0.3%
    James Fisher & Sons P.L.C.                                     274,504   5,661,665       0.2%
    John Wood Group P.L.C.                                       3,479,405  32,900,578       1.4%
*   Lamprell P.L.C.                                              1,201,647   1,180,947       0.1%
*   Nostrum Oil & Gas P.L.C.                                       162,231     810,692       0.0%
*   Ophir Energy P.L.C.                                          4,489,031   3,889,744       0.2%
    Petrofac, Ltd.                                               1,280,913   7,136,014       0.3%
#*  Premier Oil P.L.C.                                           3,177,084   2,873,050       0.1%
    Soco International P.L.C.                                    1,265,317   1,958,050       0.1%
#   Stobart Group, Ltd.                                          1,180,018   4,429,134       0.2%
#*  Tullow Oil P.L.C.                                            7,033,116  17,017,662       0.7%
                                                                           -----------       ---
Total Energy                                                                98,157,995       4.2%
                                                                           -----------       ---
Financials -- (14.8%)
*   Aldermore Group P.L.C.                                       1,178,492   4,710,601       0.2%
    Arrow Global Group P.L.C.                                      939,424   5,291,435       0.2%
    Ashmore Group P.L.C.                                         2,065,004  10,558,144       0.5%
    Beazley P.L.C.                                               2,911,016  19,527,655       0.8%
    BGEO Group P.L.C.                                              232,578  10,983,062       0.5%
    Brewin Dolphin Holdings P.L.C.                               1,629,292   7,648,500       0.3%
    Charles Stanley Group P.L.C.                                   122,025     650,401       0.0%
    Charles Taylor P.L.C.                                          192,071     702,092       0.0%
    Chesnara P.L.C.                                                681,089   3,482,261       0.1%
    Close Brothers Group P.L.C.                                    842,028  15,529,712       0.7%
    CMC Markets P.L.C.                                             503,588   1,063,599       0.0%
*   CYBG P.L.C.                                                  2,741,767  11,467,578       0.5%
    esure Group P.L.C.                                           1,683,935   6,007,272       0.3%
    Hansard Global P.L.C.                                           16,468      18,846       0.0%
    Hastings Group Holdings P.L.C.                                 848,972   3,551,252       0.2%
    Hiscox, Ltd.                                                 1,547,072  29,336,860       1.3%
    IG Group Holdings P.L.C.                                     1,926,366  16,715,603       0.7%
    Intermediate Capital Group P.L.C.                            1,606,829  20,747,945       0.9%
    International Personal Finance P.L.C.                        1,161,020   3,111,754       0.1%
*   IP Group P.L.C.                                              1,901,736   3,735,548       0.2%
*   Janus Henderson Group P.L.C.                                     6,964     241,982       0.0%
    Jardine Lloyd Thompson Group P.L.C.                            697,844  12,078,387       0.5%
    Jupiter Fund Management P.L.C.                               2,283,894  18,021,025       0.8%
    Just Group P.L.C.                                            2,130,057   4,360,033       0.2%
    Lancashire Holdings, Ltd.                                    1,252,367  12,496,084       0.5%
    Man Group P.L.C.                                             9,157,327  23,548,762       1.0%
    NEX Group P.L.C.                                             1,698,725  14,295,946       0.6%
    Non-Standard Finance P.L.C.                                     41,040      41,372       0.0%
#   OneSavings Bank P.L.C.                                         878,686   4,729,329       0.2%
    Paragon Banking Group P.L.C.                                 1,630,518  10,290,131       0.4%
    Phoenix Group Holdings                                       2,000,670  20,109,594       0.9%
    Provident Financial P.L.C.                                       1,915      23,701       0.0%

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


                                                                                           PERCENTAGE
                                                                   SHARES     VALUE++    OF NET ASSETS**
                                                                 ---------- ------------ ---------------
Financials -- (Continued)
    Rathbone Brothers P.L.C.                                        261,693 $  8,903,920       0.4%
    River & Mercantile Group P.L.C.                                   2,983       13,909       0.0%
    S&U P.L.C.                                                       20,417      541,124       0.0%
    Saga P.L.C.                                                   5,734,496   14,553,582       0.6%
    Standard Life Aberdeen P.L.C.                                 1,039,369    5,930,874       0.3%
    TP ICAP P.L.C.                                                2,829,016   20,454,412       0.9%
    Virgin Money Holdings UK P.L.C.                               1,376,117    5,330,733       0.2%
    Waterloo Investment Holdings, Ltd.                                4,000          531       0.0%
                                                                            ------------      ----
Total Financials                                                             350,805,551      15.0%
                                                                            ------------      ----
Health Care -- (3.8%)
*   BTG P.L.C.                                                    1,883,903   18,858,989       0.8%
    Cambian Group P.L.C.                                            559,761    1,442,241       0.1%
#*  Circassia Pharmaceuticals P.L.C.                                469,883      521,106       0.0%
    Consort Medical P.L.C.                                          268,957    3,963,876       0.2%
    Dechra Pharmaceuticals P.L.C.                                   286,478    7,823,170       0.3%
    Genus P.L.C.                                                    330,930   10,334,910       0.4%
#   Hikma Pharmaceuticals P.L.C.                                    129,885    2,007,633       0.1%
*   Indivior P.L.C.                                               3,837,838   18,938,519       0.8%
    Integrated Diagnostics Holdings P.L.C.                          330,094    1,287,189       0.1%
    Spire Healthcare Group P.L.C.                                 1,177,046    4,644,230       0.2%
    UDG Healthcare P.L.C.                                         1,295,217   15,903,433       0.7%
*   Vectura Group P.L.C.                                          3,488,250    4,631,673       0.2%
                                                                            ------------      ----
Total Health Care                                                             90,356,969       3.9%
                                                                            ------------      ----
Industrials -- (25.8%)
    Aggreko P.L.C.                                                1,334,788   16,611,140       0.7%
    Air Partner P.L.C.                                              247,053      409,979       0.0%
    Alumasc Group P.L.C. (The)                                       45,428      100,740       0.0%
    Avon Rubber P.L.C.                                              135,585    1,762,499       0.1%
    Balfour Beatty P.L.C.                                         3,883,006   14,125,920       0.6%
    BBA Aviation P.L.C.                                           5,990,848   25,309,196       1.1%
    Bodycote P.L.C.                                               1,114,819   13,865,988       0.6%
    Braemar Shipping Services P.L.C.                                138,732      568,697       0.0%
    Capita P.L.C.                                                 1,200,867    8,362,864       0.4%
#   Carillion P.L.C.                                              2,653,376    1,602,315       0.1%
    Carr's Group P.L.C.                                             343,111      656,055       0.0%
    Castings P.L.C.                                                 157,187      970,163       0.0%
    Chemring Group P.L.C.                                         1,670,720    3,827,281       0.2%
#   Clarkson P.L.C.                                                 135,973    5,300,557       0.2%
    Clipper Logistics P.L.C.                                         46,575      269,293       0.0%
*   Cobham P.L.C.                                                12,408,518   22,901,572       1.0%
    Communisis P.L.C.                                             1,085,623      778,807       0.0%
    Costain Group P.L.C.                                            596,856    3,422,526       0.2%
    De La Rue P.L.C.                                                662,727    6,158,430       0.3%
*   Dialight P.L.C.                                                 102,467      871,318       0.0%
    Diploma P.L.C.                                                  643,732    9,219,389       0.4%
    Elis SA                                                         377,312    9,747,615       0.4%
    Fenner P.L.C.                                                 1,150,727    5,270,556       0.2%
*   Firstgroup P.L.C.                                             7,308,367   10,676,482       0.5%
*   Flybe Group P.L.C.                                              616,871      286,808       0.0%

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
Industrials -- (Continued)
    G4S P.L.C.                                                     686,732 $ 2,562,487       0.1%
    Galliford Try P.L.C.                                           481,131   7,796,892       0.3%
    Go-Ahead Group P.L.C.                                          245,440   5,769,958       0.3%
    Goodwin P.L.C.                                                     383      10,469       0.0%
    Grafton Group P.L.C.                                         1,236,009  13,504,080       0.6%
    Harvey Nash Group P.L.C.                                        29,146      38,749       0.0%
    Hays P.L.C.                                                  8,341,552  20,648,960       0.9%
    Hogg Robinson Group P.L.C.                                     182,016     181,533       0.0%
    HomeServe P.L.C.                                             1,383,521  15,731,024       0.7%
    Howden Joinery Group P.L.C.                                  3,763,658  20,496,619       0.9%
    IMI P.L.C.                                                   1,368,653  22,207,186       1.0%
#   Interserve P.L.C.                                              841,666     815,460       0.0%
    IWG P.L.C.                                                   3,349,423   9,582,930       0.4%
    John Laing Group P.L.C.                                      1,230,137   4,663,459       0.2%
    Keller Group P.L.C.                                            436,813   5,434,047       0.2%
    Kier Group P.L.C.                                              558,502   7,709,817       0.3%
    Management Consulting Group P.L.C.                             788,035      66,366       0.0%
    Mears Group P.L.C.                                             559,712   3,368,948       0.1%
    Meggitt P.L.C.                                               3,799,091  26,153,041       1.1%
    Melrose Industries P.L.C.                                    9,415,164  27,500,308       1.2%
#   Mitie Group P.L.C.                                           2,122,246   6,678,107       0.3%
    Morgan Advanced Materials P.L.C.                             1,596,390   6,657,823       0.3%
    Morgan Sindall Group P.L.C.                                    220,734   4,236,265       0.2%
    National Express Group P.L.C.                                2,332,891  11,388,239       0.5%
    Norcros P.L.C.                                                  29,186      68,611       0.0%
    Northgate P.L.C.                                               818,775   4,869,226       0.2%
    Pagegroup P.L.C.                                             1,768,306  10,983,990       0.5%
    PayPoint P.L.C.                                                283,410   3,456,574       0.2%
    Polypipe Group P.L.C.                                        1,128,301   6,186,334       0.3%
    Porvair P.L.C.                                                  23,296     145,310       0.0%
    QinetiQ Group P.L.C.                                         3,166,821  10,265,348       0.4%
    Renewi P.L.C.                                                3,982,348   5,488,964       0.2%
*   Renold P.L.C.                                                  193,435     112,467       0.0%
    Rentokil Initial P.L.C.                                      4,056,594  18,089,762       0.8%
    Ricardo P.L.C.                                                 271,798   2,952,222       0.1%
    Robert Walters P.L.C.                                          381,498   3,147,939       0.1%
    Rotork P.L.C.                                                4,239,914  14,795,429       0.6%
    Royal Mail P.L.C.                                              737,584   3,665,167       0.2%
    RPS Group P.L.C.                                             1,347,928   5,266,437       0.2%
    Senior P.L.C.                                                2,470,762   9,462,853       0.4%
*   Serco Group P.L.C.                                           3,356,146   5,198,162       0.2%
    Severfield P.L.C.                                            1,262,597   1,093,973       0.1%
    SIG P.L.C.                                                   3,688,259   8,447,397       0.4%
    Speedy Hire P.L.C.                                           2,890,361   2,122,491       0.1%
    Spirax-Sarco Engineering P.L.C.                                367,759  27,595,228       1.2%
    St. Ives P.L.C.                                                747,425     729,834       0.0%
    Stagecoach Group P.L.C.                                      2,117,596   4,690,609       0.2%
    Sthree P.L.C.                                                  530,086   2,499,544       0.1%
    T Clarke P.L.C.                                                147,457     151,727       0.0%
    Travis Perkins P.L.C.                                          853,860  17,236,813       0.7%
    Trifast P.L.C.                                                 465,641   1,361,245       0.1%
    Tyman P.L.C.                                                   517,200   2,350,020       0.1%

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


                                                                                          PERCENTAGE
                                                                  SHARES     VALUE++    OF NET ASSETS**
                                                                 --------- ------------ ---------------
Industrials -- (Continued)
    Ultra Electronics Holdings P.L.C.                              410,895 $  9,949,709       0.4%
    Vesuvius P.L.C.                                              1,471,231   11,477,902       0.5%
*   Volex P.L.C.                                                   307,047      293,600       0.0%
    Volution Group P.L.C.                                          175,581      492,492       0.0%
    Vp P.L.C.                                                      159,998    1,700,303       0.1%
    Weir Group P.L.C. (The)                                        633,437   16,421,638       0.7%
    Wilmington P.L.C.                                              334,384    1,053,065       0.0%
    Wincanton P.L.C.                                               657,672    2,184,073       0.1%
*   Wizz Air Holdings P.L.C.                                       141,798    6,168,164       0.3%
    XP Power, Ltd.                                                  79,867    3,711,725       0.2%
                                                                           ------------      ----
Total Industrials                                                           612,165,304      26.3%
                                                                           ------------      ----
Information Technology -- (10.9%)
    Acal P.L.C.                                                    350,908    1,477,451       0.1%
    Auto Trader Group P.L.C.                                     3,741,417   17,013,390       0.7%
    AVEVA Group P.L.C.                                             418,609   14,024,471       0.6%
    Computacenter P.L.C.                                           441,424    5,832,228       0.2%
    Electrocomponents P.L.C.                                     2,762,938   25,482,641       1.1%
#   Equiniti Group P.L.C.                                        1,035,565    4,164,596       0.2%
    FDM Group Holdings P.L.C.                                      117,624    1,525,166       0.1%
    Fidessa Group P.L.C.                                           213,522    6,456,266       0.3%
    Gocompare.Com Group P.L.C.                                   1,697,878    2,295,704       0.1%
    Halma P.L.C.                                                 1,908,645   29,948,327       1.3%
*   Imagination Technologies Group P.L.C.                          594,017    1,424,477       0.1%
    Kainos Group P.L.C.                                            116,379      439,286       0.0%
    Laird P.L.C.                                                 2,935,275    6,356,247       0.3%
    Moneysupermarket.com Group P.L.C.                            2,650,925   11,437,629       0.5%
#   NCC Group P.L.C.                                             1,099,853    3,358,838       0.1%
    Oxford Instruments P.L.C.                                      313,269    3,953,004       0.2%
*   Paysafe Group P.L.C.                                         2,424,051   18,868,212       0.8%
    Playtech P.L.C.                                              1,462,260   19,106,906       0.8%
    Renishaw P.L.C.                                                194,895   12,821,685       0.5%
    Rightmove P.L.C.                                               468,485   25,845,606       1.1%
    RM P.L.C.                                                      318,504      687,367       0.0%
    SDL P.L.C.                                                     429,038    3,065,901       0.1%
    Softcat P.L.C.                                                 510,218    3,636,803       0.2%
    Spectris P.L.C.                                                701,125   23,837,173       1.0%
    Spirent Communications P.L.C.                                3,259,260    4,275,754       0.2%
    TT Electronics P.L.C.                                          889,623    2,637,887       0.1%
    Xaar P.L.C.                                                    378,164    2,463,138       0.1%
    ZPG P.L.C.                                                   1,407,097    6,541,219       0.3%
                                                                           ------------      ----
Total Information Technology                                                258,977,372      11.1%
                                                                           ------------      ----
Materials -- (7.4%)
    Acacia Mining P.L.C.                                           900,534    2,156,455       0.1%
*   Carclo P.L.C.                                                  238,794      421,006       0.0%
    Centamin P.L.C.                                              6,065,603   11,225,942       0.5%
    DS Smith P.L.C.                                              3,354,420   23,198,985       1.0%
    Elementis P.L.C.                                             2,658,318   10,038,556       0.4%
    Essentra P.L.C.                                              1,496,471   10,579,865       0.5%
    Evraz P.L.C.                                                 1,700,218    6,516,459       0.3%

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


                                                                                           PERCENTAGE
                                                                   SHARES     VALUE++    OF NET ASSETS**
                                                                 ---------- ------------ ---------------
Materials -- (Continued)
    Ferrexpo P.L.C.                                               1,726,748 $  5,828,920       0.3%
    Forterra P.L.C.                                                 216,806      864,284       0.0%
*   Gem Diamonds, Ltd.                                              654,276      695,095       0.0%
    Hill & Smith Holdings P.L.C.                                    448,007    7,870,505       0.3%
    Hochschild Mining P.L.C.                                      1,434,696    4,200,098       0.2%
    Ibstock P.L.C.                                                1,477,451    4,868,597       0.2%
*   KAZ Minerals P.L.C.                                           1,433,524   15,478,418       0.7%
#*  Lonmin P.L.C.                                                 1,584,135    2,114,480       0.1%
    Low & Bonar P.L.C.                                            1,194,255    1,094,050       0.0%
    Marshalls P.L.C.                                              1,138,633    7,211,928       0.3%
*   Petra Diamonds, Ltd.                                          3,145,803    3,216,066       0.1%
#*  Petropavlovsk P.L.C.                                         13,841,290    1,473,055       0.1%
    RPC Group P.L.C.                                              2,253,573   28,202,447       1.2%
    Synthomer P.L.C.                                              1,390,961    9,044,905       0.4%
    Vedanta Resources P.L.C.                                        344,513    4,062,681       0.2%
    Victrex P.L.C.                                                  482,843   15,374,148       0.7%
    Zotefoams P.L.C.                                                 93,537      437,162       0.0%
                                                                            ------------       ---
Total Materials                                                              176,174,107       7.6%
                                                                            ------------       ---
Real Estate -- (2.3%)
#   Capital & Counties Properties P.L.C.                          4,125,455   14,588,700       0.6%
    CLS Holdings P.L.C.                                             357,932    1,051,510       0.0%
#*  Countrywide P.L.C.                                              736,847    1,220,653       0.1%
    Daejan Holdings P.L.C.                                           41,786    3,439,306       0.2%
    Foxtons Group P.L.C.                                          1,025,578    1,077,409       0.0%
    Grainger P.L.C.                                               2,849,366   10,537,826       0.5%
    Harworth Group P.L.C.                                            30,680       43,801       0.0%
    Helical P.L.C.                                                  645,281    2,637,656       0.1%
    LSL Property Services P.L.C.                                    337,727    1,048,431       0.0%
*   Raven Russia, Ltd.                                            1,019,157      667,820       0.0%
    Savills P.L.C.                                                  819,792   10,155,621       0.4%
    St. Modwen Properties P.L.C.                                  1,203,358    6,081,627       0.3%
    U & I Group P.L.C.                                              734,066    1,800,490       0.1%
                                                                            ------------       ---
Total Real Estate                                                             54,350,850       2.3%
                                                                            ------------       ---
Telecommunication Services -- (1.3%)
    Inmarsat P.L.C.                                               2,371,810   19,563,902       0.9%
    KCOM Group P.L.C.                                             3,231,847    4,612,984       0.2%
#   TalkTalk Telecom Group P.L.C.                                 2,658,372    7,538,628       0.3%
                                                                            ------------       ---
Total Telecommunication Services                                              31,715,514       1.4%
                                                                            ------------       ---
Utilities -- (1.6%)
    Drax Group P.L.C.                                             2,300,814    8,488,489       0.4%
    Pennon Group P.L.C.                                           2,236,812   23,590,729       1.0%

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


                                                                                             PERCENTAGE
                                                                   SHARES      VALUE++     OF NET ASSETS**
                                                                  --------- -------------- ---------------
Utilities -- (Continued)
     Telecom Plus P.L.C.                                            331,422 $    5,369,598        0.2%
                                                                            --------------      -----
Total Utilities                                                                 37,448,816        1.6%
                                                                            --------------      -----
TOTAL COMMON STOCKS                                                          2,317,160,246       99.5%
                                                                            --------------      -----
TOTAL INVESTMENT SECURITIES                                                  2,317,160,246
                                                                            --------------

                                                                               VALUE+
                                                                            --------------
SECURITIES LENDING COLLATERAL -- (2.3%)
(S)@ DFA Short Term Investment Fund                               4,640,939     53,700,300        2.3%
                                                                            --------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost $1,951,561,258)                         $2,370,860,546      101.8%
                                                                            ==============      =====

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


Summary of the Series' investments as of October 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                                 ---------------------------------------------
                                 LEVEL 1    LEVEL 2     LEVEL 3     TOTAL
                                 ------- -------------- ------- --------------
 Common Stocks
    Consumer Discretionary         --    $  493,055,239   --    $  493,055,239
    Consumer Staples               --       113,952,529   --       113,952,529
    Energy                         --        98,157,995   --        98,157,995
    Financials                     --       350,805,551   --       350,805,551
    Health Care                    --        90,356,969   --        90,356,969
    Industrials                    --       612,165,304   --       612,165,304
    Information Technology         --       258,977,372   --       258,977,372
    Materials                      --       176,174,107   --       176,174,107
    Real Estate                    --        54,350,850   --        54,350,850
    Telecommunication Services     --        31,715,514   --        31,715,514
    Utilities                      --        37,448,816   --        37,448,816
 Securities Lending Collateral     --        53,700,300   --        53,700,300
                                   --    --------------   --    --------------
 TOTAL                             --    $2,370,860,546   --    $2,370,860,546
                                   ==    ==============   ==    ==============

                     THE CONTINENTAL SMALL COMPANY SERIES
                            SCHEDULE OF INVESTMENTS
                               OCTOBER 31, 2017

                                                                                          PERCENTAGE
                                                                  SHARES     VALUE++    OF NET ASSETS**
                                                                 --------- ------------ ---------------
COMMON STOCKS -- (91.6%)
AUSTRIA -- (3.2%)
    Agrana Beteiligungs AG                                          18,464 $  2,289,181       0.0%
    ANDRITZ AG                                                     351,021   19,848,846       0.4%
    Atrium European Real Estate, Ltd.                              784,678    3,675,385       0.1%
#   Austria Technologie & Systemtechnik AG                         162,266    3,474,069       0.1%
    BUWOG AG                                                       489,463   14,108,603       0.3%
    CA Immobilien Anlagen AG                                       447,444   12,758,181       0.2%
#   DO & CO AG                                                      33,913    1,798,393       0.0%
    EVN AG                                                         210,647    3,325,087       0.1%
*   FACC AG                                                        121,108    2,111,886       0.0%
    Flughafen Wien AG                                               21,308      857,413       0.0%
#   IMMOFINANZ AG                                                5,007,188   12,654,401       0.2%
    Josef Manner & Co. AG                                              870       60,184       0.0%
    Kapsch TrafficCom AG                                            33,915    1,969,848       0.0%
    Lenzing AG                                                      66,004    8,934,872       0.2%
    Mayr Melnhof Karton AG                                          49,633    7,206,168       0.1%
    Oberbank AG                                                     45,050    4,174,215       0.1%
    Oesterreichische Post AG                                       202,551    8,994,512       0.2%
    Palfinger AG                                                    90,652    4,007,204       0.1%
    POLYTEC Holding AG                                             103,266    2,569,517       0.0%
#   Porr Ag                                                         50,044    1,564,598       0.0%
*   Raiffeisen Bank International AG                               394,076   13,704,435       0.2%
#   Rosenbauer International AG                                     19,267    1,215,573       0.0%
    S IMMO AG                                                      330,386    5,819,587       0.1%
#*  Schoeller-Bleckmann Oilfield Equipment AG                       63,374    5,913,337       0.1%
#   Semperit AG Holding                                             68,546    2,004,275       0.0%
    Strabag SE                                                     105,005    4,384,573       0.1%
    Telekom Austria AG                                             750,700    7,028,178       0.1%
    UBM Realitaetenentwicklung AG                                    7,987      363,719       0.0%
    UNIQA Insurance Group AG                                       804,719    8,245,052       0.1%
    Verbund AG                                                     308,524    7,492,241       0.1%
#   Vienna Insurance Group AG Wiener Versicherung Gruppe           193,477    5,663,916       0.1%
    Wienerberger AG                                                617,965   15,855,402       0.3%
#   Wolford AG                                                      11,252      208,606       0.0%
    Zumtobel Group AG                                              173,368    2,964,066       0.1%
                                                                           ------------       ---
TOTAL AUSTRIA                                                               197,245,523       3.4%
                                                                           ------------       ---
BELGIUM -- (4.2%)
#*  Ablynx NV                                                      353,451    7,251,510       0.1%
    Ackermans & van Haaren NV                                      134,719   23,072,545       0.4%
*   AGFA-Gevaert NV                                              1,218,771    5,726,252       0.1%
    Atenor                                                           9,421      530,505       0.0%
    Banque Nationale de Belgique                                        87      289,376       0.0%
    Barco NV                                                        67,758    6,942,025       0.1%
    Bekaert SA                                                     214,947   10,167,357       0.2%
#*  Biocartis NV                                                    37,762      565,878       0.0%
    bpost SA                                                       503,661   14,200,245       0.3%
#*  Celyad SA                                                       41,080    2,394,637       0.0%
    Cie d'Entreprises CFE                                           48,913    7,152,500       0.1%
    Cie Immobiliere de Belgique SA                                  14,788      915,336       0.0%
    Co.Br.Ha Societe Commerciale de Brasserie SA                       111      472,710       0.0%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                                        PERCENTAGE
                                                                 SHARES    VALUE++    OF NET ASSETS**
                                                                 ------- ------------ ---------------
BELGIUM -- (Continued)
    D'ieteren SA                                                 139,221 $  6,367,155       0.1%
*   Dalenys                                                       20,562      212,932       0.0%
    Deceuninck NV                                                385,581    1,431,238       0.0%
    Econocom Group SA                                            686,666    5,284,725       0.1%
    Elia System Operator SA                                      170,406    9,884,466       0.2%
#   Euronav NV                                                   767,990    6,364,502       0.1%
    EVS Broadcast Equipment SA                                    75,122    2,823,224       0.1%
#   Exmar NV                                                     174,456    1,160,296       0.0%
#*  Fagron                                                       262,019    3,398,795       0.1%
*   Galapagos NV(B07MXC1)                                         27,600    2,677,761       0.1%
*   Galapagos NV(B07Q2V5)                                        220,186   21,413,464       0.4%
    Gimv NV                                                       51,130    3,081,494       0.1%
#   Ion Beam Applications                                        115,719    3,547,262       0.1%
    Jensen-Group NV                                               14,795      712,037       0.0%
    Kinepolis Group NV                                            94,699    6,398,925       0.1%
#   Lotus Bakeries                                                 1,464    3,716,696       0.1%
#*  MDxHealth                                                    214,040    1,190,310       0.0%
    Melexis NV                                                   113,154   11,338,431       0.2%
#*  Nyrstar NV                                                   745,540    5,952,157       0.1%
    Ontex Group NV                                               470,726   16,555,281       0.3%
    Orange Belgium SA                                            178,058    4,124,421       0.1%
    Picanol                                                       28,690    3,236,963       0.1%
    RealDolmen                                                       120            3       0.0%
    RealDolmen NV/SA                                               9,714      283,282       0.0%
    Recticel SA                                                  247,048    2,445,986       0.0%
#   Resilux                                                        5,092      893,495       0.0%
    Roularta Media Group NV                                       10,773      269,067       0.0%
    Sapec                                                          1,288       89,274       0.0%
    Sioen Industries NV                                           50,085    1,524,965       0.0%
    Sipef SA                                                      31,777    2,337,772       0.0%
*   Telenet Group Holding NV                                      35,452    2,451,852       0.0%
    TER Beke SA                                                    2,544      513,421       0.0%
*   Tessenderlo Group SA                                         213,754   10,257,793       0.2%
#*  ThromboGenics NV                                             183,701      956,760       0.0%
#*  TiGenix NV                                                   898,987    1,026,375       0.0%
    Umicore SA                                                   703,600   31,444,010       0.6%
    Van de Velde NV                                               35,498    1,963,996       0.0%
*   Viohalco SA                                                  583,796    2,006,434       0.0%
                                                                         ------------       ---
TOTAL BELGIUM                                                             259,017,896       4.5%
                                                                         ------------       ---
DENMARK -- (4.8%)
#   ALK-Abello A.S.                                               36,440    5,704,164       0.1%
    Alm Brand A.S.                                               562,935    5,822,412       0.1%
    Ambu A.S. Class B                                            134,157   12,365,487       0.2%
    Arkil Holding A.S. Class B                                       504      108,341       0.0%
*   Bang & Olufsen A.S.                                          256,627    5,948,126       0.1%
    BankNordik P/F                                                 4,503       83,149       0.0%
#*  Bavarian Nordic A.S.                                         204,295    8,289,868       0.2%
    Brodrene Hartmann A.S.                                        16,148      877,849       0.0%
#   Columbus A.S.                                                305,416      631,313       0.0%
#*  D/S Norden A.S.                                              182,838    3,798,293       0.1%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                                          PERCENTAGE
                                                                  SHARES     VALUE++    OF NET ASSETS**
                                                                 --------- ------------ ---------------
DENMARK -- (Continued)
    DFDS A.S.                                                      175,917 $ 10,201,768       0.2%
    Djurslands Bank A.S.                                             8,970      355,388       0.0%
#   FLSmidth & Co. A.S.                                            254,968   17,478,513       0.3%
    Fluegger A.S. Class B                                            4,198      235,155       0.0%
    GN Store Nord A.S.                                             855,243   28,303,028       0.5%
    Gronlandsbanken A.S.                                             1,125      112,674       0.0%
*   H+H International A.S. Class B                                  55,740    1,134,490       0.0%
    Harboes Bryggeri A.S. Class B                                   16,516      288,156       0.0%
    IC Group A.S.                                                   40,541      995,973       0.0%
#*  Jeudan A.S.                                                      6,151      687,570       0.0%
    Jyske Bank A.S.                                                434,014   24,525,321       0.4%
    Lan & Spar Bank                                                  4,981      358,456       0.0%
    Matas A.S.                                                     201,093    2,251,807       0.0%
*   Nilfisk Holding A.S.                                           182,797    8,784,672       0.2%
*   NKT A.S.                                                       182,797    7,836,733       0.1%
    NNIT A.S.                                                       40,346    1,149,447       0.0%
    Nordjyske Bank A.S.                                             41,325      782,961       0.0%
    Parken Sport & Entertainment A.S.                               33,556      382,838       0.0%
    Per Aarsleff Holding A.S.                                      122,724    3,401,661       0.1%
    Ringkjoebing Landbobank A.S.                                   124,338    6,206,953       0.1%
#   Roblon A.S. Class B                                              2,700      172,920       0.0%
    Rockwool International A.S. Class A                                116       28,769       0.0%
    Rockwool International A.S. Class B                             45,423   12,331,779       0.2%
    Royal Unibrew A.S.                                             243,054   13,992,764       0.3%
#   RTX A.S.                                                        43,826    1,299,942       0.0%
*   Santa Fe Group A.S.                                            127,806    1,000,615       0.0%
    Schouw & Co. AB                                                 78,577    8,176,982       0.2%
    SimCorp A.S.                                                   236,334   14,433,485       0.3%
    Solar A.S. Class B                                              33,952    2,180,118       0.0%
    Spar Nord Bank A.S.                                            486,903    6,192,693       0.1%
    Sydbank A.S.                                                   500,255   19,529,181       0.3%
    TDC A.S.                                                     5,173,971   30,589,544       0.5%
    Tivoli A.S.                                                      9,390      819,256       0.0%
*   TK Development A.S.                                            600,824      883,741       0.0%
*   Topdanmark A.S.                                                491,266   20,195,323       0.4%
    United International Enterprises                                10,218    2,122,091       0.0%
#*  Vestjysk Bank A.S.                                             334,282      153,371       0.0%
#*  Zealand Pharma A.S.                                            140,795    2,601,171       0.1%
                                                                           ------------       ---
TOTAL DENMARK                                                               295,806,311       5.1%
                                                                           ------------       ---
FINLAND -- (6.0%)
#   Afarak Group Oyj                                               261,495      254,546       0.0%
    Ahlstrom-Munksjo Oyj                                            99,431    2,181,964       0.0%
    Aktia Bank Oyj                                                 147,998    1,598,231       0.0%
    Alandsbanken Abp Class B                                        21,354      373,388       0.0%
    Alma Media Oyj                                                  67,683      548,166       0.0%
    Amer Sports Oyj                                                678,576   16,883,420       0.3%
    Apetit Oyj                                                      18,766      292,898       0.0%
    Aspo Oyj                                                        92,762      992,059       0.0%
    Atria Oyj                                                       64,462      898,749       0.0%
*   BasWare Oyj                                                     45,370    2,234,746       0.0%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
FINLAND -- (Continued)
#   Bittium Oyj                                                    175,613 $ 1,266,577       0.0%
    Cargotec Oyj Class B                                           240,996  14,226,789       0.3%
#*  Caverion Oyj                                                   604,858   4,578,280       0.1%
    Citycon Oyj                                                  2,307,048   5,633,354       0.1%
    Cramo Oyj                                                      216,643   4,809,731       0.1%
    Digia Oyj                                                       69,731     203,763       0.0%
    Elisa Oyj                                                      674,321  27,152,966       0.5%
    F-Secure Oyj                                                   555,959   2,847,856       0.1%
    Finnair Oyj                                                    472,532   6,162,613       0.1%
    Fiskars Oyj Abp                                                196,171   4,900,267       0.1%
*   Glaston Oyj Abp                                                 46,084      25,547       0.0%
    HKScan Oyj Class A                                             193,582     710,858       0.0%
    Huhtamaki Oyj                                                  574,099  24,453,639       0.4%
    Ilkka-Yhtyma Oyj                                                61,503     248,481       0.0%
    Kemira Oyj                                                     700,602   9,871,314       0.2%
    Kesko Oyj Class A                                               35,459   1,797,862       0.0%
    Kesko Oyj Class B                                              374,357  19,117,902       0.3%
    Konecranes Oyj                                                 344,278  15,851,835       0.3%
    Lassila & Tikanoja Oyj                                         184,650   3,915,352       0.1%
    Lemminkainen Oyj                                                30,098     807,260       0.0%
    Metsa Board Oyj                                              1,398,928  10,377,390       0.2%
    Metso Oyj                                                      654,668  23,776,410       0.4%
    Nokian Renkaat Oyj                                             659,051  30,215,607       0.5%
    Olvi Oyj Class A                                                70,623   2,306,959       0.0%
    Oriola Oyj Class A                                               6,054      24,735       0.0%
    Oriola Oyj Class B                                             628,439   2,356,604       0.0%
    Orion Oyj Class A                                              123,563   5,071,703       0.1%
    Orion Oyj Class B                                              236,640   9,698,659       0.2%
    Outokumpu Oyj                                                2,921,503  27,616,847       0.5%
#*  Outotec Oyj                                                  1,238,541   9,852,202       0.2%
    Pihlajalinna Oyj                                                50,309     925,397       0.0%
    Ponsse Oyj                                                      57,223   1,796,188       0.0%
*   Poyry Oyj                                                      188,253   1,074,802       0.0%
*   QT Group Oyj                                                    55,899     377,708       0.0%
    Raisio Oyj Class V                                             637,300   2,634,287       0.0%
    Ramirent Oyj                                                   524,612   4,826,503       0.1%
    Rapala VMC Oyj                                                 109,543     495,023       0.0%
    Revenio Group Oyj                                               31,437   1,347,940       0.0%
    Sanoma Oyj                                                     749,458   8,896,471       0.2%
#   SRV Group OYJ                                                   33,082     159,340       0.0%
*   Stockmann Oyj Abp Class A                                       42,474     274,649       0.0%
#*  Stockmann Oyj Abp Class B                                      173,382   1,113,656       0.0%
    Technopolis Oyj                                                953,741   4,297,784       0.1%
    Teleste Oyj                                                     46,406     429,825       0.0%
    Tieto Oyj                                                      304,414   9,320,114       0.2%
    Tikkurila Oyj                                                  227,385   4,494,675       0.1%
    Uponor Oyj                                                     298,122   6,001,357       0.1%
    Vaisala Oyj Class A                                             49,697   2,701,186       0.1%
    Valmet Oyj                                                     746,829  14,480,125       0.3%
    Viking Line Abp                                                 10,366     217,205       0.0%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                                          PERCENTAGE
                                                                  SHARES     VALUE++    OF NET ASSETS**
                                                                 --------- ------------ ---------------
FINLAND -- (Continued)
#   YIT Oyj                                                      1,293,609 $  9,831,168       0.2%
                                                                           ------------       ---
TOTAL FINLAND                                                               371,832,932       6.5%
                                                                           ------------       ---
FRANCE -- (12.9%)
    ABC Arbitrage                                                  150,388    1,084,528       0.0%
#   Actia Group                                                     48,398      371,110       0.0%
#*  Air France-KLM                                                 993,402   15,554,359       0.3%
    Akka Technologies                                               51,478    3,104,448       0.1%
    Albioma SA                                                     128,585    3,065,190       0.1%
    Altamir                                                        129,576    2,336,516       0.1%
    Alten SA                                                       142,403   12,462,595       0.2%
    Altran Technologies SA                                         771,932   14,276,709       0.3%
#*  Antalis International SAS                                       80,106      195,010       0.0%
    April SA                                                        74,473    1,240,276       0.0%
#*  Archos                                                         138,714      114,697       0.0%
    Arkema SA                                                       89,551   11,313,098       0.2%
    Assystem                                                        62,252    2,408,763       0.1%
    Aubay                                                           31,239    1,257,600       0.0%
    Axway Software SA                                               35,286      970,201       0.0%
    Bastide le Confort Medical                                      14,882      801,624       0.0%
    Beneteau SA                                                    216,231    3,890,098       0.1%
*   Bigben Interactive                                              39,004      612,796       0.0%
    BioMerieux                                                      91,219    7,154,934       0.1%
    Boiron SA                                                       38,163    3,445,676       0.1%
    Bonduelle SCA                                                   79,100    3,733,305       0.1%
#   Bourbon Corp.                                                   97,879      874,498       0.0%
    Burelle SA                                                       1,252    1,871,034       0.0%
#   Casino Guichard Perrachon SA                                    87,420    4,991,632       0.1%
    Catering International Services                                 14,124      282,177       0.0%
#*  Cegedim SA                                                      25,022      973,875       0.0%
#*  CGG SA                                                          97,011      463,313       0.0%
    Chargeurs SA(5021318)                                          107,537    3,033,528       0.1%
*   Chargeurs SA(BDH48T0)                                            1,205       32,312       0.0%
    Cie des Alpes                                                   48,126    1,526,479       0.0%
    Cie Plastic Omnium SA                                          312,439   13,027,933       0.2%
*   Coface SA                                                      364,884    3,986,824       0.1%
    Derichebourg SA                                                584,687    6,234,431       0.1%
    Devoteam SA                                                     28,114    2,627,255       0.1%
    Dom Security                                                     2,414      172,884       0.0%
#   Edenred                                                      1,222,953   35,256,073       0.6%
    Electricite de Strasbourg SA                                    21,168    3,079,690       0.1%
    Elior Group SA                                                 578,748   16,435,422       0.3%
#   Elis SA                                                        500,629   13,052,484       0.2%
*   Eramet                                                          45,347    3,734,686       0.1%
*   Esso SA Francaise                                               15,303    1,044,752       0.0%
*   Etablissements Maurel et Prom                                   16,344       69,304       0.0%
    Euler Hermes Group                                              62,021    7,195,143       0.1%
    Euronext NV                                                    291,850   17,333,173       0.3%
    Europcar Groupe SA                                             387,193    5,537,470       0.1%
#   Eutelsat Communications SA                                     499,917   12,521,906       0.2%
    Exel Industries Class A                                         10,330    1,373,467       0.0%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
FRANCE -- (Continued)
    Faurecia                                                       306,467 $22,278,725       0.4%
    Fleury Michon SA                                                 5,962     352,342       0.0%
*   Fnac Darty SA                                                   80,703   7,627,586       0.1%
    Gaumont SA                                                      13,521   1,568,653       0.0%
#   Gaztransport Et Technigaz SA                                   115,771   5,666,425       0.1%
    GEA                                                              2,433     255,014       0.0%
    Gevelot SA                                                       3,466     811,939       0.0%
    GL Events                                                       48,992   1,492,503       0.0%
    Groupe Crit                                                     23,123   2,182,143       0.0%
    Groupe Eurotunnel SE                                         1,656,217  20,813,393       0.4%
#*  Groupe Gorge                                                    22,858     512,449       0.0%
    Groupe Open                                                     28,476     961,786       0.0%
#   Guerbet                                                         32,440   2,920,538       0.1%
#   Haulotte Group SA                                               74,466   1,357,070       0.0%
    HERIGE SADCS                                                     4,147     184,017       0.0%
#*  HiPay Group SA                                                  24,579     388,703       0.0%
*   ID Logistics Group                                               8,079   1,387,114       0.0%
    Imerys SA                                                      142,632  12,987,459       0.2%
#   Ingenico Group SA                                              301,300  29,258,749       0.5%
    Interparfums SA                                                 51,788   1,930,614       0.0%
    Ipsen SA                                                       115,089  13,915,124       0.3%
    IPSOS                                                          185,468   6,854,775       0.1%
    Jacquet Metal Service                                           70,664   2,285,119       0.0%
    Kaufman & Broad SA                                              80,346   3,550,364       0.1%
    Korian SA                                                      231,307   7,517,060       0.1%
    Lagardere SCA                                                  673,857  22,190,928       0.4%
    Lanson-BCC                                                       8,795     335,391       0.0%
    Laurent-Perrier                                                 12,613   1,182,894       0.0%
    Le Belier                                                        5,812     319,173       0.0%
    Le Noble Age                                                    29,442   2,064,110       0.0%
    Lectra                                                         133,460   3,905,488       0.1%
#   Linedata Services                                               11,036     503,276       0.0%
    LISI                                                            96,951   4,450,396       0.1%
    Maisons France Confort SA                                       15,908   1,111,291       0.0%
    Manitou BF SA                                                   49,876   1,976,226       0.0%
    Manutan International                                           14,076   1,388,482       0.0%
    Mersen SA                                                      117,956   5,177,167       0.1%
#*  METabolic EXplorer SA                                          151,621     392,175       0.0%
    Metropole Television SA                                        290,250   6,710,196       0.1%
    MGI Coutier                                                     56,783   2,305,462       0.1%
    Mr Bricolage                                                    30,731     602,804       0.0%
#*  Naturex                                                         33,826   3,841,529       0.1%
    Neopost SA                                                     196,501   7,243,151       0.1%
    Nexans SA                                                      184,272  12,060,121       0.2%
    Nexity SA                                                      216,719  13,320,017       0.2%
#*  Nicox                                                          136,752   1,399,691       0.0%
*   NRJ Group                                                       73,487     927,618       0.0%
#   Oeneo SA                                                       136,683   1,506,416       0.0%
#*  Onxeo SA(B04P0G6)                                              246,319     407,528       0.0%
#*  Onxeo SA(BPFJVR0)                                               48,958      81,127       0.0%
    Orpea                                                          178,098  21,337,715       0.4%
#*  Parrot SA                                                      110,259   1,374,681       0.0%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
FRANCE -- (Continued)
    PCAS                                                             6,508 $   128,304       0.0%
*   Pierre & Vacances SA                                            29,314   1,567,774       0.0%
    Plastivaloire                                                   40,938   1,048,312       0.0%
    PSB Industries SA                                                8,574     474,364       0.0%
#   Rallye SA                                                      139,003   2,376,465       0.1%
#*  Recylex SA                                                      22,486     369,275       0.0%
    Rexel SA                                                     1,596,995  28,477,648       0.5%
#   Robertet SA                                                      3,476   1,625,652       0.0%
    Rothschild & Co.                                                31,593   1,134,588       0.0%
#   Rubis SCA                                                      466,180  29,254,014       0.5%
    Samse SA                                                         8,068   1,476,377       0.0%
    Sartorius Stedim Biotech                                       101,854   6,941,415       0.1%
    Savencia SA                                                     33,010   3,153,164       0.1%
    SEB SA                                                          40,684   7,581,684       0.1%
    Seche Environnement SA                                          12,173     441,009       0.0%
#*  Sequana SA                                                     289,137     269,488       0.0%
#*  SES-imagotag SA                                                  8,385     288,614       0.0%
    Societe BIC SA                                                     719      75,920       0.0%
*   Societe des Bains de Mer et du Cercle des Etrangers a Monaco    60,258   2,949,046       0.1%
    Societe Marseillaise du Tunnel Prado-Carenage SA                 3,434      86,783       0.0%
#   Societe pour l'Informatique Industrielle                        39,961   1,035,221       0.0%
*   SOITEC                                                          87,729   6,903,879       0.1%
#*  Solocal Group                                                3,289,445   3,639,475       0.1%
    Somfy SA                                                       104,615  10,596,031       0.2%
    Sopra Steria Group                                              74,602  13,994,786       0.3%
    SPIE SA                                                        434,521  11,432,857       0.2%
*   Stallergenes Greer P.L.C.                                       14,875     762,428       0.0%
#*  Ste Industrielle d'Aviation Latecoere SA                       362,344   2,295,668       0.0%
    Stef SA                                                         28,044   3,100,067       0.1%
    Sword Group                                                     35,526   1,456,937       0.0%
    Synergie SA                                                     69,728   3,776,776       0.1%
    Tarkett SA                                                     121,413   5,164,743       0.1%
    Technicolor SA                                               1,482,868   5,254,685       0.1%
    Teleperformance                                                253,057  36,957,477       0.7%
    Television Francaise 1                                         615,411   8,749,662       0.2%
    Tessi SA                                                         6,874   1,390,181       0.0%
    TFF Group                                                        5,065     925,720       0.0%
#   Thermador Groupe                                                15,556   1,901,455       0.0%
    Total Gabon                                                      1,515     248,176       0.0%
*   Touax SA                                                         8,812     138,761       0.0%
    Trigano SA                                                      46,958   7,577,721       0.1%
*   Ubisoft Entertainment SA                                       521,852  39,817,112       0.7%
    Union Financiere de France BQE SA                               16,855     637,904       0.0%
#*  Vallourec SA                                                 1,629,822   8,914,161       0.2%
#*  Valneva SE                                                     313,427   1,014,910       0.0%
    Vetoquinol SA                                                   17,183   1,108,945       0.0%
    Vicat SA                                                        88,509   6,846,212       0.1%
    VIEL & Cie SA                                                  161,700   1,006,668       0.0%
    Vilmorin & Cie SA                                               28,529   2,747,239       0.1%
#*  Virbac SA                                                       22,063   2,840,703       0.1%
    Vranken-Pommery Monopole SA                                     18,262     512,613       0.0%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                                        PERCENTAGE
                                                                 SHARES    VALUE++    OF NET ASSETS**
                                                                 ------- ------------ ---------------
FRANCE -- (Continued)
*   Worldline SA                                                  49,810 $  2,435,648       0.1%
                                                                         ------------      ----
TOTAL FRANCE                                                              798,204,712      13.9%
                                                                         ------------      ----
GERMANY -- (14.8%)
    Aareal Bank AG                                               400,002   16,631,037       0.3%
*   Adler Modemaerkte AG                                          43,741      296,945       0.0%
#*  ADLER Real Estate AG                                         152,507    2,363,067       0.0%
    ADO Properties SA                                             66,737    3,299,303       0.1%
#*  ADVA Optical Networking SE                                   227,659    1,429,706       0.0%
*   AIXTRON SE                                                   634,440    9,903,954       0.2%
    All for One Steeb AG                                             569       40,313       0.0%
    Allgeier SE                                                   28,772      763,044       0.0%
    Amadeus Fire AG                                               30,551    2,800,740       0.1%
*   AS Creation Tapeten                                            7,109      179,086       0.0%
    Atoss Software AG                                                193       16,411       0.0%
#   Aurubis AG                                                   190,068   15,575,386       0.3%
#   Axel Springer SE                                             217,339   14,633,448       0.3%
    Basler AG                                                      5,657    1,151,896       0.0%
    Bauer AG                                                      53,409    1,728,614       0.0%
    BayWa AG(5838057)                                             81,254    3,175,471       0.1%
    BayWa AG(5838068)                                                124        4,916       0.0%
    Bechtle AG                                                   158,870   12,715,311       0.2%
#   Bertrandt AG                                                  27,357    2,580,978       0.1%
    Bijou Brigitte AG                                             19,732    1,237,943       0.0%
#   Bilfinger SE                                                 178,040    7,182,914       0.1%
#   Biotest AG                                                    60,306    1,907,609       0.0%
    Borussia Dortmund GmbH & Co. KGaA                            478,728    3,982,695       0.1%
#   CANCOM SE                                                     89,872    6,639,230       0.1%
    Carl Zeiss Meditec AG                                        180,477    9,623,618       0.2%
    CECONOMY AG                                                  509,047    6,644,554       0.1%
    CENIT AG                                                      49,616    1,174,042       0.0%
    CENTROTEC Sustainable AG                                      44,813      969,402       0.0%
    Cewe Stiftung & Co. KGAA                                      30,681    3,008,211       0.1%
    Comdirect Bank AG                                            181,201    2,511,861       0.1%
    CompuGroup Medical SE                                        118,208    6,806,151       0.1%
*   Constantin Medien AG                                         333,881      739,059       0.0%
    CropEnergies AG                                              118,349    1,253,648       0.0%
    CTS Eventim AG & Co. KGaA                                    219,481    9,078,279       0.2%
    Data Modul AG                                                 11,455    1,024,189       0.0%
#   Delticom AG                                                   28,981      432,244       0.0%
    Deutsche Beteiligungs AG                                      62,896    3,197,695       0.1%
#   Deutsche EuroShop AG                                         220,384    8,054,958       0.1%
    Deutsche Pfandbriefbank AG                                   298,169    4,291,608       0.1%
    Deutz AG                                                     599,311    5,077,051       0.1%
*   Dialog Semiconductor P.L.C.                                  382,079   19,089,174       0.3%
    DIC Asset AG                                                 276,567    3,252,247       0.1%
    Diebold Nixdorf AG                                            11,893      997,459       0.0%
    DMG Mori AG                                                   33,168    1,920,461       0.0%
    Dr Hoenle AG                                                  25,078    1,161,930       0.0%
    Draegerwerk AG & Co. KGaA                                     16,396    1,455,026       0.0%
    Drillisch AG                                                 227,365   16,129,551       0.3%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
GERMANY -- (Continued)
    Duerr AG                                                       143,919 $19,916,912       0.4%
    Eckert & Ziegler AG                                             18,549     785,607       0.0%
    EDAG Engineering Group AG                                        8,012     124,766       0.0%
    Elmos Semiconductor AG                                          57,683   1,626,336       0.0%
#   ElringKlinger AG                                               167,277   2,925,561       0.1%
*   Euromicron AG                                                   43,500     441,880       0.0%
*   Evotec AG                                                    1,078,504  22,950,178       0.4%
#   Ferratum Oyj                                                    23,569     745,934       0.0%
    Fielmann AG                                                    112,225   9,860,988       0.2%
*   First Sensor AG                                                 25,287     622,896       0.0%
    Francotyp-Postalia Holding AG Class A                           53,729     305,864       0.0%
    Fraport AG Frankfurt Airport Services Worldwide                 52,289   4,968,692       0.1%
    Freenet AG                                                     763,964  25,583,539       0.5%
    Fuchs Petrolub SE                                              147,225   7,331,681       0.1%
    Gerresheimer AG                                                193,393  15,468,775       0.3%
    Gerry Weber International AG                                   112,020   1,392,359       0.0%
    Gesco AG                                                        46,440   1,655,306       0.0%
#   GFT Technologies SE                                             88,655   1,331,408       0.0%
    Grammer AG                                                      78,618   4,567,785       0.1%
    GRENKE AG                                                      109,860  10,758,757       0.2%
*   H&R GmbH & Co. KGaA                                             45,545     806,230       0.0%
    Hamburger Hafen und Logistik AG                                134,558   4,297,209       0.1%
#*  Heidelberger Druckmaschinen AG                               1,506,720   6,023,433       0.1%
    Hella GmbH & Co KGaA                                           175,673  10,611,312       0.2%
*   Highlight Communications AG                                     94,846     554,354       0.0%
*   HolidayCheck Group AG                                          149,489     494,279       0.0%
    Hornbach Baumarkt AG                                            24,400     890,944       0.0%
#   Hugo Boss AG                                                   314,787  28,154,350       0.5%
    Indus Holding AG                                               128,956   9,044,870       0.2%
#   Init Innovation In Traffic Systems AG                           25,337     575,795       0.0%
    Isra Vision AG                                                  18,038   3,509,907       0.1%
    Jenoptik AG                                                    267,173   9,004,884       0.2%
#   K+S AG                                                       1,020,067  24,799,642       0.4%
    KION Group AG                                                   11,207     897,991       0.0%
    Kloeckner & Co. SE                                             526,099   6,204,327       0.1%
#   Koenig & Bauer AG                                               72,702   5,660,368       0.1%
#   Krones AG                                                       75,365   9,535,086       0.2%
    KSB AG                                                           3,466   1,878,932       0.0%
    KWS Saat SE                                                     15,926   6,709,865       0.1%
    Lanxess AG                                                     471,353  36,958,137       0.6%
    LEG Immobilien AG                                              331,263  33,743,929       0.6%
    Leifheit AG                                                     40,972   1,456,967       0.0%
    Leoni AG                                                       197,115  13,114,656       0.2%
#*  LPKF Laser & Electronics AG                                     67,178     689,554       0.0%
#*  Manz AG                                                         22,318     995,729       0.0%
    MasterFlex SE                                                   19,347     180,482       0.0%
*   Mediclin AG                                                     88,966     585,864       0.0%
#*  Medigene AG                                                     56,083     839,011       0.0%
    MLP SE                                                         341,683   2,362,895       0.0%
    MTU Aero Engines AG                                            144,099  24,384,649       0.4%
    Nemetschek SE                                                  107,874   9,645,146       0.2%
    Nexus AG                                                        62,008   1,887,592       0.0%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                                       PERCENTAGE
                                                                 SHARES    VALUE++   OF NET ASSETS**
                                                                 ------- ----------- ---------------
GERMANY -- (Continued)
#*  Nordex SE                                                    307,691 $ 3,195,457       0.1%
    Norma Group SE                                               202,672  13,812,848       0.2%
    OHB SE                                                        34,003   1,657,201       0.0%
    OSRAM Licht AG                                               280,364  21,467,400       0.4%
#   paragon AG                                                     9,842     856,209       0.0%
*   Patrizia Immobilien AG                                       289,524   6,132,814       0.1%
*   Petro Welt Technologies AG                                     6,474      46,210       0.0%
    Pfeiffer Vacuum Technology AG                                 52,225   8,385,156       0.2%
    PNE Wind AG                                                  374,040   1,126,429       0.0%
    Progress-Werk Oberkirch AG                                     7,571     427,643       0.0%
    PSI AG Gesellschaft Fuer Produkte und Systeme der
      Informationstechnologie                                     35,112     786,563       0.0%
    Puma SE                                                       10,528   4,755,416       0.1%
*   PVA TePla AG                                                  50,786     401,775       0.0%
#   QIAGEN NV                                                    701,160  23,788,035       0.4%
#   QSC AG                                                       511,878   1,023,437       0.0%
#   R Stahl AG                                                    14,952     554,968       0.0%
    Rational AG                                                   14,449   9,533,141       0.2%
    Rheinmetall AG                                               234,011  27,793,104       0.5%
    RHOEN-KLINIKUM AG                                            233,180   8,143,590       0.1%
#   RIB Software SE                                              197,541   4,872,987       0.1%
#   S&T AG                                                       302,176   5,847,337       0.1%
    SAF-Holland SA                                               337,748   6,704,713       0.1%
    Salzgitter AG                                                220,205  10,654,067       0.2%
#*  Schaltbau Holding AG                                          27,311     955,270       0.0%
    Schloss Wachenheim AG                                          7,479     189,160       0.0%
#   Secunet Security Networks AG                                   3,012     294,301       0.0%
*   SGL Carbon SE                                                 91,937   1,449,990       0.0%
    SHW AG                                                        25,624   1,018,682       0.0%
*   Siltronic AG                                                  76,944  11,483,713       0.2%
    Sixt Leasing SE                                               23,976     529,915       0.0%
#   Sixt SE                                                       80,910   7,573,180       0.1%
#   SMA Solar Technology AG                                       66,507   3,095,603       0.1%
*   SMT Scharf AG                                                 18,103     276,882       0.0%
#   Softing AG                                                    22,353     239,331       0.0%
    Software AG                                                  309,788  15,746,534       0.3%
    Stabilus SA                                                   96,904   8,849,672       0.2%
#   STRATEC Biomedical AG                                          7,926     577,039       0.0%
#   Stroeer SE & Co. KGaA                                        118,799   7,597,642       0.1%
    Suedzucker AG                                                438,206   8,683,875       0.2%
*   SUESS MicroTec SE                                            113,887   2,192,245       0.0%
    Surteco SE                                                    34,439   1,032,497       0.0%
    TAG Immobilien AG                                            828,939  14,290,798       0.3%
    Takkt AG                                                     165,742   3,444,178       0.1%
    Technotrans AG                                                34,509   2,003,538       0.0%
*   Tele Columbus AG                                             133,073   1,387,845       0.0%
    TLG Immobilien AG                                            301,933   7,003,573       0.1%
#*  Tom Tailor Holding SE                                        189,809   1,957,806       0.0%
#   Uniper SE                                                    312,671   8,785,613       0.2%
    VERBIO Vereinigte BioEnergie AG                              127,536   1,197,863       0.0%
*   Vossloh AG                                                    68,437   4,335,596       0.1%
#   VTG AG                                                        80,128   4,627,572       0.1%
    Wacker Chemie AG                                              74,710  11,668,194       0.2%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                                          PERCENTAGE
                                                                  SHARES     VALUE++    OF NET ASSETS**
                                                                 --------- ------------ ---------------
GERMANY -- (Continued)
    Wacker Neuson SE                                               152,874 $  4,979,282       0.1%
    Washtec AG                                                      53,359    4,725,966       0.1%
    Wuestenrot & Wuerttembergische AG                               39,402    1,057,948       0.0%
    XING SE                                                         16,563    4,920,585       0.1%
    Zeal Network SE                                                 40,531    1,089,201       0.0%
                                                                           ------------      ----
TOTAL GERMANY                                                               919,223,637      16.0%
                                                                           ------------      ----
HONG KONG -- (0.1%)
    Papeles y Cartones de Europa SA                                302,916    3,147,046       0.1%
                                                                           ------------      ----
IRELAND -- (1.2%)
    C&C Group P.L.C.(B010DT8)                                      399,607    1,377,649       0.0%
    C&C Group P.L.C.(B011Y09)                                    1,085,694    3,716,709       0.1%
    Datalex P.L.C.                                                  79,537      329,208       0.0%
*   FBD Holdings P.L.C.                                            125,459    1,315,274       0.0%
    Glanbia P.L.C.(0066950)                                        700,613   13,448,720       0.2%
    Glanbia P.L.C.(4058629)                                        214,971    4,157,914       0.1%
    IFG Group P.L.C.                                               302,015      643,769       0.0%
*   Independent News & Media P.L.C.                              1,915,415      243,639       0.0%
    Irish Continental Group P.L.C.(BLP5857)                        485,129    3,231,512       0.1%
    Irish Continental Group P.L.C.(BLP59W1)                        234,200    1,541,810       0.0%
    Kingspan Group P.L.C.                                          734,997   30,725,971       0.5%
    Smurfit Kappa Group P.L.C.                                     536,543   16,005,652       0.3%
                                                                           ------------      ----
TOTAL IRELAND                                                                76,737,827       1.3%
                                                                           ------------      ----
ISRAEL -- (2.5%)
#*  ADO Group, Ltd.                                                 82,297    1,667,945       0.0%
    Afcon Holdings, Ltd.                                               482       22,076       0.0%
*   Africa Israel Properties, Ltd.                                  87,019    2,061,909       0.0%
    Africa Israel Residences, Ltd.                                     594       11,522       0.0%
#*  Airport City, Ltd.                                             421,822    5,395,768       0.1%
#   Albaad Massuot Yitzhak, Ltd.                                     1,142       16,862       0.0%
*   Allot Communications, Ltd.                                     143,349      779,398       0.0%
    Alony Hetz Properties & Investments, Ltd.                      115,242    1,191,887       0.0%
#   Alrov Properties and Lodgings, Ltd.                             48,457    1,551,741       0.0%
    Amot Investments, Ltd.                                         637,210    3,760,767       0.1%
    Arad, Ltd.                                                       2,169       21,742       0.0%
#*  Arko Holdings, Ltd.                                            559,380      222,079       0.0%
    Ashtrom Properties, Ltd.                                        57,507      296,507       0.0%
*   AudioCodes, Ltd.                                               165,181    1,138,953       0.0%
    Avgol Industries 1953, Ltd.                                    435,107      562,367       0.0%
*   Azorim-Investment Development & Construction Co., Ltd.         405,707      472,510       0.0%
    Bayside Land Corp.                                               4,564    2,128,233       0.1%
#   Big Shopping Centers, Ltd.                                      27,978    2,045,765       0.0%
*   BioLine RX, Ltd.                                                70,234       71,998       0.0%
#   Blue Square Real Estate, Ltd.                                   32,443    1,336,864       0.0%
#*  Brack Capital Properties NV                                     30,484    3,328,320       0.1%
*   Camtek, Ltd.                                                    19,052      109,324       0.0%
    Carasso Motors, Ltd.                                            66,855      549,284       0.0%
#*  Cellcom Israel, Ltd.                                           310,154    3,003,277       0.1%
*   Ceragon Networks, Ltd.                                         273,951      572,665       0.0%
#*  Clal Biotechnology Industries, Ltd.                            291,561      269,731       0.0%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                                        PERCENTAGE
                                                                  SHARES    VALUE++   OF NET ASSETS**
                                                                 --------- ---------- ---------------
ISRAEL -- (Continued)
*   Clal Insurance Enterprises Holdings, Ltd.                      123,888 $2,376,775       0.1%
    Cohen Development & Industrial Buildings, Ltd.                   3,184     66,909       0.0%
*   Compugen, Ltd.                                                 185,531    566,781       0.0%
    Danel Adir Yeoshua, Ltd.                                         6,246    298,666       0.0%
#   Delek Automotive Systems, Ltd.                                 204,232  1,534,572       0.0%
#   Delta-Galil Industries, Ltd.                                    72,570  2,373,482       0.1%
#   Direct Insurance Financial Investments, Ltd.                    89,972  1,006,045       0.0%
    DS Apex Holdings, Ltd.                                          44,186    171,792       0.0%
    El Al Israel Airlines                                        1,852,806  1,013,233       0.0%
    Electra Consumer Products 1970, Ltd.                            50,581  1,009,419       0.0%
    Electra, Ltd.                                                   10,539  2,399,275       0.1%
    Elron Electronic Industries, Ltd.                               92,425    448,232       0.0%
    Energix-Renewable Energies, Ltd.                               574,896    533,159       0.0%
*   Enlight Renewable Energy, Ltd.                                 818,759    373,406       0.0%
*   Equital, Ltd.                                                   16,997    391,191       0.0%
#*  Evogene, Ltd.                                                   70,559    298,455       0.0%
    First International Bank Of Israel, Ltd.                       233,290  4,429,080       0.1%
    FMS Enterprises Migun, Ltd.                                     18,743    734,848       0.0%
*   Foresight Autonomous Holdings, Ltd.                             67,181     78,182       0.0%
#   Formula Systems 1985, Ltd.                                      55,198  2,278,855       0.1%
    Fox Wizel, Ltd.                                                 43,951    911,645       0.0%
*   Gilat Satellite Networks, Ltd.                                 200,464  1,429,827       0.0%
*   Hadera Paper, Ltd.                                              15,464  1,060,306       0.0%
    Hamlet Israel-Canada, Ltd.                                      21,370    404,466       0.0%
    Harel Insurance Investments & Financial Services, Ltd.         636,496  4,351,138       0.1%
#   Hilan, Ltd.                                                     60,701  1,196,132       0.0%
    IDI Insurance Co., Ltd.                                         33,039  2,212,533       0.1%
#*  Industrial Buildings Corp., Ltd.                               536,124    787,736       0.0%
#   Inrom Construction Industries, Ltd.                            290,531  1,297,209       0.0%
*   Intec Pharma, Ltd.                                              15,263    125,753       0.0%
*   Israel Discount Bank, Ltd. Class A                           2,586,064  6,869,588       0.1%
#   Israel Land Development Co., Ltd. (The)                         23,613    235,685       0.0%
    Isras Investment Co., Ltd.                                         919    108,317       0.0%
*   Issta Lines, Ltd.                                                2,915     60,390       0.0%
*   Jerusalem Oil Exploration                                       50,465  2,700,875       0.1%
#*  Kamada, Ltd.                                                   160,188    797,673       0.0%
*   Kenon Holdings, Ltd.                                            54,892    943,637       0.0%
    Kerur Holdings, Ltd.                                            24,373    743,002       0.0%
    Klil Industries, Ltd.                                            5,219    455,209       0.0%
    Maabarot Products, Ltd.                                         21,999    399,043       0.0%
    Magic Software Enterprises, Ltd.                               107,519    916,461       0.0%
#   Matrix IT, Ltd.                                                207,149  2,276,425       0.1%
#   Maytronics, Ltd.                                               197,821    905,808       0.0%
#*  Mazor Robotics, Ltd.                                           228,777  7,357,311       0.1%
    Mediterranean Towers, Ltd.                                      30,691     55,131       0.0%
    Mega Or Holdings, Ltd.                                          33,768    404,968       0.0%
    Melisron, Ltd.                                                  73,243  3,832,114       0.1%
    Menora Mivtachim Holdings, Ltd.                                137,944  1,705,483       0.0%
    Migdal Insurance & Financial Holding, Ltd.                   2,192,100  2,548,735       0.1%
#   Mivtach Shamir Holdings, Ltd.                                   22,547    475,989       0.0%
    Naphtha Israel Petroleum Corp., Ltd.                           195,407  1,127,716       0.0%
#   Nawi Brothers, Ltd.                                             52,146    281,484       0.0%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                                          PERCENTAGE
                                                                  SHARES     VALUE++    OF NET ASSETS**
                                                                 --------- ------------ ---------------
ISRAEL -- (Continued)
    Neto ME Holdings, Ltd.                                           8,739 $    873,166       0.0%
*   Nova Measuring Instruments, Ltd.                               152,942    4,665,671       0.1%
    Oil Refineries, Ltd.                                         6,695,603    3,444,469       0.1%
*   Partner Communications Co., Ltd.                               628,933    3,352,819       0.1%
    Paz Oil Co., Ltd.                                               32,724    5,343,864       0.1%
*   Perion Network, Ltd.                                            16,455       17,199       0.0%
*   Phoenix Holdings, Ltd. (The)                                   356,371    1,763,504       0.0%
    Plasson Industries, Ltd.                                        16,626      788,352       0.0%
    Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.            36,756    1,799,441       0.0%
#*  Redhill Biopharma, Ltd.                                        123,969      110,613       0.0%
    Scope Metals Group, Ltd.                                        33,909      949,757       0.0%
#   Shapir Engineering and Industry, Ltd.                          417,649    1,464,748       0.0%
#   Shikun & Binui, Ltd.                                         1,180,819    2,785,409       0.1%
    Shufersal, Ltd.                                                411,270    2,613,649       0.1%
*   Space Communication, Ltd.                                       17,611       93,679       0.0%
    Strauss Group, Ltd.                                            179,343    3,653,879       0.1%
    Summit Real Estate Holdings, Ltd.                              144,154    1,101,103       0.0%
#*  Suny Cellular Communication, Ltd.                              133,032       91,009       0.0%
#   Tadiran Holdings, Ltd.                                          12,911      354,487       0.0%
*   Tower Semiconductor, Ltd.                                      405,114   13,418,296       0.2%
#*  Union Bank of Israel                                           199,952    1,015,210       0.0%
                                                                           ------------       ---
TOTAL ISRAEL                                                                153,649,964       2.7%
                                                                           ------------       ---
ITALY -- (10.2%)
    A2A SpA                                                      9,175,761   15,757,730       0.3%
    ACEA SpA                                                       320,299    5,214,390       0.1%
#*  Aedes SIIQ SpA                                                  87,868       46,696       0.0%
#*  Aeffe SpA                                                      190,047      545,741       0.0%
    Aeroporto Guglielmo Marconi Di Bologna SpA                      26,387      467,643       0.0%
    Amplifon SpA                                                   499,526    7,587,952       0.1%
    Anima Holding SpA                                            1,399,884   10,644,263       0.2%
*   Ansaldo STS SpA                                                572,443    7,900,054       0.1%
*   Arnoldo Mondadori Editore SpA                                  838,719    2,171,447       0.0%
    Ascopiave SpA                                                  446,360    1,875,520       0.0%
#   Astaldi SpA                                                    309,909    2,145,786       0.0%
    Autogrill SpA                                                  712,126    9,312,962       0.2%
    Azimut Holding SpA                                             599,714   11,837,989       0.2%
    B&C Speakers SpA                                                 5,774       90,997       0.0%
#*  Banca Carige SpA                                             2,433,018      592,457       0.0%
    Banca Finnat Euramerica SpA                                    616,149      304,703       0.0%
    Banca Generali SpA                                             298,248    9,812,666       0.2%
    Banca IFIS SpA                                                 143,766    7,832,808       0.1%
    Banca Mediolanum SpA                                         1,460,296   12,442,400       0.2%
*   Banca Monte dei Paschi di Siena SpA                             19,884      109,325       0.0%
    Banca Popolare di Sondrio SCPA                               2,378,886    9,410,469       0.2%
#   Banca Profilo SpA                                            1,630,498      476,141       0.0%
#   Banca Sistema SpA                                              229,369      645,636       0.0%
#*  Banco BPM SpA                                                9,344,575   32,536,729       0.6%
    Banco di Desio e della Brianza SpA                             224,677      640,668       0.0%
#   BasicNet SpA                                                   184,584      757,433       0.0%
#   BE                                                             392,662      411,539       0.0%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
ITALY -- (Continued)
    Biesse SpA                                                      77,853 $ 3,468,323       0.1%
#   BPER Banca                                                   2,916,839  14,198,528       0.3%
    Brembo SpA                                                     786,058  12,976,156       0.2%
    Brunello Cucinelli SpA                                         162,873   5,466,382       0.1%
#   Buzzi Unicem SpA                                               436,021  12,138,730       0.2%
#   Cairo Communication SpA                                        420,197   2,128,554       0.0%
*   Caltagirone Editore SpA                                          6,277      10,075       0.0%
*   Carraro SpA                                                    144,329     743,024       0.0%
    Cembre SpA                                                      39,607   1,106,697       0.0%
    Cementir Holding SpA                                           334,012   2,834,449       0.1%
    Cerved Information Solutions SpA                             1,104,560  14,205,482       0.3%
    CIR-Compagnie Industriali Riunite SpA                        2,176,173   3,271,056       0.1%
    Credito Emiliano SpA                                           500,176   4,382,351       0.1%
#*  Credito Valtellinese SpA                                       726,041   2,571,020       0.1%
#*  d'Amico International Shipping SA                            1,300,549     395,490       0.0%
    Danieli & C Officine Meccaniche SpA                             77,951   1,866,115       0.0%
    Datalogic SpA                                                  113,651   4,509,605       0.1%
    Davide Campari-Milano SpA                                      573,518   4,592,016       0.1%
    De' Longhi SpA                                                 282,509   9,259,604       0.2%
    DeA Capital SpA                                                617,167     952,708       0.0%
    DiaSorin SpA                                                   119,477  10,868,237       0.2%
    Digital Bros SpA                                                16,321     239,037       0.0%
    Ei Towers SpA                                                   98,236   5,742,670       0.1%
    El.En. SpA                                                      59,126   1,673,437       0.0%
*   Elica SpA                                                       59,393     198,908       0.0%
    Emak SpA                                                       283,893     612,552       0.0%
    Enav SpA                                                       130,298     620,258       0.0%
    ePrice SpA                                                      99,656     353,173       0.0%
    ERG SpA                                                        389,038   6,498,636       0.1%
#   Esprinet SpA                                                   169,978     814,738       0.0%
#*  Eurotech SpA                                                    90,850     143,571       0.0%
*   Exprivia SpA                                                    97,125     194,250       0.0%
    Falck Renewables SpA                                           829,129   1,443,342       0.0%
    Fila SpA                                                        80,884   1,755,205       0.0%
*   Fincantieri SpA                                              2,805,427   3,486,441       0.1%
    FinecoBank Banca Fineco SpA                                  2,170,080  20,296,722       0.4%
    FNM SpA                                                        747,367     594,666       0.0%
#*  GEDI Gruppo Editoriale SpA                                     890,168     791,883       0.0%
    Gefran SpA                                                      26,531     336,569       0.0%
#   Geox SpA                                                       478,801   2,090,527       0.0%
    Gruppo MutuiOnline SpA                                         121,224   1,863,861       0.0%
    Hera SpA                                                     4,361,983  14,032,813       0.3%
*   IMMSI SpA                                                    1,202,186     895,213       0.0%
    Industria Macchine Automatiche SpA                              77,886   6,984,240       0.1%
    Infrastrutture Wireless Italiane SpA                           891,328   6,091,719       0.1%
#*  Intek Group SpA                                              1,768,514     617,960       0.0%
    Interpump Group SpA                                            418,191  14,075,846       0.3%
    Iren SpA                                                     3,440,708   9,467,109       0.2%
    Italgas SpA                                                  2,773,719  16,204,602       0.3%
    Italmobiliare SpA                                               33,877     911,641       0.0%
    IVS Group SA                                                    45,930     726,828       0.0%
#*  Juventus Football Club SpA                                   2,763,968   2,404,901       0.1%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                                          PERCENTAGE
                                                                  SHARES     VALUE++    OF NET ASSETS**
                                                                 --------- ------------ ---------------
ITALY -- (Continued)
    La Doria SpA                                                    67,081 $  1,271,045       0.0%
#   Maire Tecnimont SpA                                            695,706    3,900,935       0.1%
#   MARR SpA                                                       191,199    4,882,654       0.1%
    Massimo Zanetti Beverage Group SpA                              26,781      259,103       0.0%
#*  Mediaset SpA                                                 4,201,139   15,425,606       0.3%
    Moncler SpA                                                    730,401   20,735,047       0.4%
#   Mondo TV SpA                                                    43,191      311,061       0.0%
    Nice SpA                                                       117,061      503,007       0.0%
*   Openjobmetis SpA agenzia per il lavoro                          18,062      293,610       0.0%
    OVS SpA                                                        790,707    5,912,786       0.1%
#   Panariagroup Industrie Ceramiche SpA                            70,249      523,272       0.0%
    Parmalat SpA                                                   697,227    2,639,521       0.1%
    Piaggio & C SpA                                              1,124,262    3,677,224       0.1%
#*  Prelios SpA                                                    127,326       17,339       0.0%
    Prima Industrie SpA                                             28,822    1,414,936       0.0%
    Prysmian SpA                                                   907,443   31,224,581       0.6%
    RAI Way SpA                                                    313,389    1,900,216       0.0%
    Recordati SpA                                                   29,433    1,367,832       0.0%
#   Reno de Medici SpA                                             840,050      585,422       0.0%
    Reply SpA                                                      103,116    5,480,255       0.1%
#*  Retelit SpA                                                    838,399    1,409,440       0.0%
*   Rizzoli Corriere Della Sera Mediagroup SpA                     644,744      967,140       0.0%
    Sabaf SpA                                                       37,816      922,605       0.0%
    SAES Getters SpA                                                43,539    1,335,198       0.0%
#*  Safilo Group SpA                                               176,776    1,116,535       0.0%
#*  Saipem SpA                                                   3,176,912   13,354,362       0.2%
#   Salini Impregilo SpA                                         1,282,257    5,418,229       0.1%
#   Salvatore Ferragamo SpA                                        262,482    6,888,632       0.1%
    Saras SpA                                                    2,990,342    7,979,853       0.2%
    Servizi Italia SpA                                              48,092      323,193       0.0%
    Sesa SpA                                                        27,680      876,830       0.0%
#*  Snaitech SpA                                                   538,898      964,437       0.0%
    Societa Cattolica di Assicurazioni SC                        1,065,347   11,544,614       0.2%
    Societa Iniziative Autostradali e Servizi SpA                  434,507    7,406,497       0.1%
#*  Sogefi SpA                                                     323,297    1,581,925       0.0%
    SOL SpA                                                        164,650    1,983,998       0.0%
    Tamburi Investment Partners SpA                                462,292    3,277,474       0.1%
    Technogym SpA                                                  317,383    3,087,874       0.1%
#*  Tiscali SpA                                                  9,160,788      419,485       0.0%
#   Tod's SpA                                                       68,456    4,551,719       0.1%
#*  Trevi Finanziaria Industriale SpA                              509,518      336,268       0.0%
    TXT e-solutions SpA                                             28,342      380,386       0.0%
#   Unione di Banche Italiane SpA                                6,512,755   30,567,169       0.5%
    Unipol Gruppo SpA                                            2,574,318   11,609,197       0.2%
    UnipolSai Assicurazioni SpA                                  5,399,198   12,285,572       0.2%
    Vittoria Assicurazioni SpA                                     142,564    1,994,440       0.0%
#*  Yoox Net-A-Porter Group SpA                                    314,880   11,761,915       0.2%
    Zignago Vetro SpA                                              148,808    1,391,500       0.0%
                                                                           ------------      ----
TOTAL ITALY                                                                 633,742,003      11.0%
                                                                           ------------      ----

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                                          PERCENTAGE
                                                                  SHARES     VALUE++    OF NET ASSETS**
                                                                 --------- ------------ ---------------
NETHERLANDS -- (5.7%)
    Aalberts Industries NV                                         633,462 $ 31,236,489       0.6%
#   Accell Group                                                   150,045    4,582,398       0.1%
*   AFC Ajax NV                                                     18,134      219,389       0.0%
    AMG Advanced Metallurgical Group NV                            179,772    8,603,936       0.2%
    Amsterdam Commodities NV                                       105,377    2,956,075       0.1%
    APERAM SA                                                      357,841   19,242,037       0.3%
    Arcadis NV                                                     471,130   10,890,465       0.2%
*   Argenx SE                                                        3,349       77,318       0.0%
    ASM International NV                                           339,707   22,765,126       0.4%
*   Basic-Fit NV                                                     9,789      224,750       0.0%
    BE Semiconductor Industries NV                                 226,096   17,767,126       0.3%
#   Beter Bed Holding NV                                           125,035    2,558,508       0.1%
#   BinckBank NV                                                   434,774    2,215,968       0.0%
    Boskalis Westminster                                           594,181   21,239,893       0.4%
#   Brunel International NV                                        138,299    2,350,964       0.0%
    Corbion NV                                                     398,317   13,308,958       0.2%
#   Flow Traders                                                    96,337    2,395,195       0.1%
    ForFarmers NV                                                   26,445      323,289       0.0%
*   Fugro NV                                                       423,589    5,460,390       0.1%
    Gemalto NV(B9MS8P5)                                            306,999   12,149,599       0.2%
    Gemalto NV(B011JK4)                                            231,595    9,166,897       0.2%
    GrandVision NV                                                  37,306      931,082       0.0%
*   Heijmans NV                                                    152,838    1,630,287       0.0%
    Hunter Douglas NV                                               19,933    1,613,996       0.0%
    IMCD Group NV                                                  178,008   11,195,671       0.2%
    Intertrust NV                                                   82,236    1,264,526       0.0%
    KAS Bank NV                                                     87,922    1,019,902       0.0%
    Kendrion NV                                                     87,547    3,828,151       0.1%
    Koninklijke BAM Groep NV                                     2,042,063   11,535,106       0.2%
    Koninklijke Vopak NV                                           447,657   19,375,983       0.3%
*   Lucas Bols NV                                                   11,071      249,521       0.0%
    Nederland Apparatenfabriek                                      28,818    1,344,491       0.0%
#*  OCI NV                                                         510,975   12,121,770       0.2%
#   Ordina NV                                                      859,201    1,486,043       0.0%
    Philips Lighting NV                                             51,117    1,937,382       0.0%
#   PostNL NV                                                    2,815,706   12,000,507       0.2%
    Refresco Group NV                                              279,204    6,455,544       0.1%
*   Rhi Magnesita NV                                               159,105    7,059,518       0.1%
    SBM Offshore NV                                              1,217,053   21,719,672       0.4%
    Sligro Food Group NV                                           159,055    7,154,049       0.1%
*   Telegraaf Media Groep NV                                       170,034    1,129,301       0.0%
    TKH Group NV                                                   256,502   17,272,701       0.3%
*   TomTom NV                                                      971,261   11,065,335       0.2%
    Van Lanschot Kempen NV                                          62,151    1,885,904       0.0%
    Wessanen                                                       484,021    9,193,132       0.2%
                                                                           ------------       ---
TOTAL NETHERLANDS                                                           354,204,344       6.1%
                                                                           ------------       ---
NORWAY -- (2.2%)
    ABG Sundal Collier Holding ASA                               1,986,744    1,379,139       0.0%
    AF Gruppen ASA                                                  29,505      459,174       0.0%
#*  Akastor ASA                                                  1,070,994    2,470,478       0.1%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                                         PERCENTAGE
                                                                   SHARES    VALUE++   OF NET ASSETS**
                                                                 ---------- ---------- ---------------
NORWAY -- (Continued)
*   Aker Solutions ASA                                              837,596 $4,605,627       0.1%
    American Shipping Co. ASA                                       234,848    660,602       0.0%
*   Archer, Ltd.                                                    445,511    533,449       0.0%
    Arendals Fossekompani A.S.                                           90     36,417       0.0%
    Atea ASA                                                        408,010  5,147,212       0.1%
    Austevoll Seafood ASA                                           452,355  4,527,775       0.1%
#*  Avance Gas Holding, Ltd.                                        358,569    866,117       0.0%
#*  Axactor AB                                                    5,936,555  2,139,840       0.0%
    Bakkafrost P/F                                                  201,376  8,998,283       0.2%
    Bonheur ASA                                                     140,320  1,420,494       0.0%
    Borregaard ASA                                                  524,093  5,051,085       0.1%
#*  BW LPG, Ltd.                                                    498,904  1,875,547       0.0%
#*  BW Offshore, Ltd.                                               845,823  2,779,002       0.1%
*   DNO ASA                                                       3,859,961  4,689,654       0.1%
#*  DOF ASA                                                       1,898,644    200,137       0.0%
    Ekornes ASA                                                     128,752  1,805,973       0.0%
    Entra ASA                                                       105,617  1,453,607       0.0%
    Europris ASA                                                    202,550    921,902       0.0%
#*  Fred Olsen Energy ASA                                           247,595    681,825       0.0%
#   Frontline, Ltd.                                                 355,409  2,174,693       0.0%
#*  Funcom NV                                                       835,906    223,156       0.0%
    Grieg Seafood ASA                                               283,304  2,690,059       0.1%
#*  Hexagon Composites ASA                                          433,619  1,458,936       0.0%
#   Hoegh LNG Holdings, Ltd.                                        277,724  2,199,173       0.0%
*   Kongsberg Automotive ASA                                      2,171,519  2,555,758       0.1%
    Kongsberg Gruppen ASA                                           107,905  1,969,623       0.0%
*   Kvaerner ASA                                                  1,605,790  3,072,688       0.1%
#*  NEL ASA                                                       3,050,254  1,041,210       0.0%
*   Next Biometrics Group A.S.                                        5,108     41,235       0.0%
#*  Nordic Nanovector ASA                                           178,487  1,828,064       0.0%
#*  Nordic Semiconductor ASA                                        703,953  3,529,557       0.1%
    Norway Royal Salmon ASA                                          50,150    972,972       0.0%
#*  Norwegian Air Shuttle A.S.                                      145,849  4,129,286       0.1%
*   Norwegian Finans Holding ASA                                    172,056  2,149,762       0.0%
    Norwegian Property ASA                                          359,079    441,529       0.0%
#   Ocean Yield ASA                                                 248,488  2,215,147       0.1%
*   Odfjell Drilling, Ltd.                                          185,576    744,591       0.0%
    Odfjell SE Class A                                              134,257    468,021       0.0%
    Olav Thon Eiendomsselskap ASA                                   103,444  2,045,817       0.0%
    Opera Software ASA                                              578,820  1,658,428       0.0%
#*  Petroleum Geo-Services ASA                                    1,859,599  3,058,924       0.1%
#*  PhotoCure ASA                                                    75,346    270,456       0.0%
#*  Prosafe SE                                                      163,111    329,708       0.0%
#   Protector Forsikring ASA                                        366,464  3,993,513       0.1%
*   Q-Free ASA                                                      179,836    181,327       0.0%
#*  REC Silicon ASA                                              13,725,666  1,795,024       0.0%
    Scatec Solar ASA                                                368,087  2,117,564       0.0%
    Selvaag Bolig ASA                                               206,250    753,073       0.0%
#*  Sevan Marine ASA                                                124,800    201,789       0.0%
    Skandiabanken ASA                                               239,796  2,431,917       0.1%
    Solon Eiendom ASA                                                 3,712      8,503       0.0%
#*  Solstad Farstad ASA                                             287,823    210,027       0.0%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                                           PERCENTAGE
                                                                   SHARES     VALUE++    OF NET ASSETS**
                                                                 ---------- ------------ ---------------
NORWAY -- (Continued)
#*  Songa Offshore                                                  184,594 $  1,314,539       0.0%
    SpareBank 1 SR-Bank ASA                                         202,091    2,238,427       0.1%
#   Stolt-Nielsen, Ltd.                                             150,060    2,114,949       0.0%
    TGS NOPEC Geophysical Co. ASA                                   233,862    5,376,537       0.1%
    Tomra Systems ASA                                               626,567    8,747,105       0.2%
#   Treasure ASA                                                    306,583      570,105       0.0%
    Veidekke ASA                                                    441,721    4,949,532       0.1%
*   Wallenius Wilhelmsen Logistics                                  238,765    1,370,006       0.0%
    Wilh Wilhelmsen Holding ASA Class A                              68,304    2,000,842       0.0%
#   XXL ASA                                                         365,271    3,939,117       0.1%
                                                                            ------------       ---
TOTAL NORWAY                                                                 138,286,028       2.4%
                                                                            ------------       ---
PORTUGAL -- (1.1%)
    Altri SGPS SA                                                   566,045    3,616,046       0.1%
#*  Banco Comercial Portugues SA Class R                         67,440,721   20,153,265       0.3%
    CTT-Correios de Portugal SA                                     894,043    5,263,825       0.1%
    EDP Renovaveis SA                                               182,845    1,511,871       0.0%
    Ibersol SGPS SA                                                  30,601      443,697       0.0%
    Mota-Engil SGPS SA                                              850,092    3,414,019       0.1%
    Navigator Co. SA (The)                                        1,987,069   10,134,036       0.2%
    NOS SGPS SA                                                   1,151,099    6,896,837       0.1%
    Novabase SGPS SA                                                 65,729      274,212       0.0%
#   REN - Redes Energeticas Nacionais SGPS SA                     1,570,356    4,986,738       0.1%
    Semapa-Sociedade de Investimento e Gestao                       143,945    2,877,349       0.1%
    Sonae Capital SGPS SA                                           789,547      783,379       0.0%
    Sonae SGPS SA                                                 5,843,514    6,995,772       0.1%
    Teixeira Duarte SA                                              762,296      281,394       0.0%
                                                                            ------------       ---
TOTAL PORTUGAL                                                                67,632,440       1.2%
                                                                            ------------       ---
SPAIN -- (5.2%)
    Acciona SA                                                      206,462   17,095,921       0.3%
    Acerinox SA                                                   1,009,888   14,508,951       0.3%
#*  Adveo Group International SA                                    104,096      333,285       0.0%
    Alantra Partners SA                                              30,357      437,013       0.0%
#   Almirall SA                                                     364,691    3,529,766       0.1%
#*  Amper SA                                                      4,762,732    1,065,068       0.0%
    Applus Services SA                                              726,612   10,160,715       0.2%
    Atresmedia Corp. de Medios de Comunicacion SA                   523,766    5,382,153       0.1%
    Azkoyen SA                                                       67,253      627,955       0.0%
*   Baron de Ley                                                     13,441    1,725,380       0.0%
    Bolsas y Mercados Espanoles SHMSF SA                            460,862   15,830,144       0.3%
    Cellnex Telecom SA                                              909,420   22,573,590       0.4%
    Cia de Distribucion Integral Logista Holdings SA                258,787    6,062,697       0.1%
    Cie Automotive SA                                               302,192    8,980,311       0.2%
    Construcciones y Auxiliar de Ferrocarriles SA                    91,240    3,757,081       0.1%
#*  Deoleo SA                                                     1,526,518      319,266       0.0%
#   Distribuidora Internacional de Alimentacion SA                3,849,981   18,830,191       0.3%
#*  Duro Felguera SA                                                489,623      302,294       0.0%
    Ebro Foods SA                                                   394,140    9,480,447       0.2%
*   eDreams ODIGEO SA                                               354,196    1,097,047       0.0%
    Elecnor SA                                                      199,318    2,816,649       0.0%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                                          PERCENTAGE
                                                                  SHARES     VALUE++    OF NET ASSETS**
                                                                 --------- ------------ ---------------
SPAIN -- (Continued)
    Enagas SA                                                      110,008 $  3,168,641       0.1%
    Ence Energia y Celulosa SA                                   1,118,132    6,486,196       0.1%
#   Ercros SA                                                      815,730    2,640,222       0.0%
    Euskaltel SA                                                   449,314    3,598,106       0.1%
    Faes Farma SA                                                1,544,144    5,233,027       0.1%
    Fluidra SA                                                     301,321    3,052,377       0.1%
*   Fomento de Construcciones y Contratas SA                       180,392    1,912,845       0.0%
    Grupo Catalana Occidente SA                                    229,314    9,652,620       0.2%
*   Grupo Empresarial San Jose SA                                  119,085      421,814       0.0%
#*  Grupo Ezentis SA                                             1,197,792      792,641       0.0%
    Iberpapel Gestion SA                                            42,701    1,331,871       0.0%
*   Indra Sistemas SA                                              761,375   10,940,915       0.2%
    Inmobiliaria Colonial Socimi SA                                977,903    9,310,096       0.2%
    Inmobiliaria del Sur SA                                          2,902       35,826       0.0%
    Laboratorios Farmaceuticos Rovi SA                              68,607    1,280,029       0.0%
#*  Liberbank SA                                                 2,372,859    1,097,055       0.0%
    Mediaset Espana Comunicacion SA                              1,104,946   12,009,628       0.2%
    Melia Hotels International SA                                  689,135    9,426,594       0.2%
    Miquel y Costas & Miquel SA                                     80,076    2,901,438       0.1%
    NH Hotel Group SA                                            1,501,179    9,491,129       0.2%
*   Obrascon Huarte Lain SA                                        926,681    5,196,583       0.1%
    Parques Reunidos Servicios Centrales SAU                         8,582      139,551       0.0%
*   Pharma Mar SA                                                1,078,930    4,121,297       0.1%
    Prim SA                                                         39,424      464,585       0.0%
#*  Promotora de Informaciones SA Class A                          284,300    1,006,469       0.0%
    Prosegur Cia de Seguridad SA                                 1,535,809   11,720,403       0.2%
#*  Quabit Inmobiliaria SA                                         328,377      630,140       0.0%
*   Realia Business SA                                           1,093,972    1,400,508       0.0%
*   Sacyr SA                                                     2,839,770    7,296,268       0.1%
    Saeta Yield SA                                                 233,552    2,607,988       0.0%
#*  Solaria Energia y Medio Ambiente SA                            340,345      565,014       0.0%
#   Talgo SA                                                       508,464    2,493,094       0.0%
#   Tecnicas Reunidas SA                                           189,544    6,102,777       0.1%
#*  Tubacex SA                                                     752,478    2,673,742       0.0%
#*  Tubos Reunidos SA                                              785,848      828,170       0.0%
    Vidrala SA                                                      87,775    7,936,551       0.1%
    Viscofan SA                                                    253,933   15,371,114       0.3%
*   Vocento SA                                                     285,785      496,952       0.0%
    Zardoya Otis SA                                                962,882   10,430,267       0.2%
                                                                           ------------       ---
TOTAL SPAIN                                                                 321,180,467       5.6%
                                                                           ------------       ---
SWEDEN -- (6.9%)
    AAK AB                                                         120,395    9,730,028       0.2%
    Acando AB                                                      615,170    2,087,259       0.0%
    AddLife AB                                                      77,913    1,536,419       0.0%
#   AddNode Group AB                                                24,116      195,776       0.0%
    AddTech AB Class B                                             300,287    6,653,621       0.1%
    AF AB Class B                                                  364,751    7,514,533       0.1%
#   Alimak Group AB                                                 73,636    1,319,281       0.0%
#*  Anoto Group AB                                                 285,221      210,887       0.0%
*   Arise AB                                                        36,861       59,888       0.0%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
SWEDEN -- (Continued)
#   Atrium Ljungberg AB Class B                                    131,402 $ 2,179,712       0.0%
    Attendo AB                                                     181,074   2,129,264       0.0%
#   Avanza Bank Holding AB                                         126,974   4,786,099       0.1%
*   BE Group AB                                                     20,516     129,848       0.0%
    Beijer Alma AB                                                 121,979   3,934,236       0.1%
#*  Beijer Electronics Group AB                                     80,992     311,706       0.0%
    Beijer Ref AB                                                   72,489   2,528,983       0.1%
    Bergman & Beving AB                                            144,190   1,640,471       0.0%
    Besqab AB                                                        5,872      90,882       0.0%
    Betsson AB                                                     687,069   5,391,644       0.1%
    Bilia AB Class A                                               628,332   5,630,006       0.1%
    BillerudKorsnas AB                                              76,671   1,319,586       0.0%
    BioGaia AB Class B                                              94,282   3,427,630       0.1%
#*  BioInvent International AB                                     565,819     176,382       0.0%
    Biotage AB                                                     305,541   2,720,369       0.1%
#   Bjorn Borg AB                                                   95,384     380,502       0.0%
    Bonava AB                                                        9,670     139,542       0.0%
    Bonava AB Class B                                              274,974   4,004,430       0.1%
    Bravida Holding AB                                              26,241     179,154       0.0%
    Bufab AB                                                        70,854     846,036       0.0%
    Bulten AB                                                       92,810   1,316,479       0.0%
    Bure Equity AB                                                 340,717   4,211,263       0.1%
#   Byggmax Group AB                                               372,728   2,536,996       0.1%
    Capio AB                                                        39,849     202,807       0.0%
    Catena AB                                                       86,085   1,531,749       0.0%
#   Cavotec SA                                                      49,270     154,082       0.0%
    Clas Ohlson AB Class B                                         213,059   3,683,528       0.1%
    Cloetta AB Class B                                           1,496,805   5,061,423       0.1%
*   Collector AB                                                    70,417     743,333       0.0%
    Com Hem Holding AB                                             807,301  12,119,193       0.2%
    Concentric AB                                                  370,121   6,215,480       0.1%
    Concordia Maritime AB Class B                                  100,760     149,787       0.0%
    Coor Service Management Holding AB                              40,637     320,426       0.0%
    Corem Property Group AB Class B                                 10,836      64,961       0.0%
#   Dedicare AB Class B                                             19,158     254,211       0.0%
    Dios Fastigheter AB                                            623,645   4,097,509       0.1%
    Dometic Group AB                                               140,911   1,225,154       0.0%
#   Doro AB                                                        155,569     900,932       0.0%
#   Duni AB                                                        212,126   3,160,474       0.1%
#   Dustin Group AB                                                251,814   2,255,700       0.1%
    Eastnine AB                                                     85,914     779,828       0.0%
    Elanders AB Class B                                             40,801     445,005       0.0%
#*  Eltel AB                                                       192,132     546,398       0.0%
#   Enea AB                                                         63,008     626,326       0.0%
#   eWork Group AB                                                  26,325     300,284       0.0%
    Fabege AB                                                      666,527  14,073,893       0.3%
#   Fagerhult AB                                                   207,289   2,632,143       0.1%
    Fenix Outdoor International AG                                  11,946   1,425,563       0.0%
#*  Fingerprint Cards AB Class B                                   208,942     516,529       0.0%
    Granges AB                                                     478,098   4,954,245       0.1%
    Gunnebo AB                                                     208,485     859,214       0.0%
*   Haldex AB                                                      218,762   2,430,856       0.1%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
SWEDEN -- (Continued)
    Heba Fastighets AB Class B                                      42,288 $   568,716       0.0%
    Hemfosa Fastigheter AB                                         817,885   9,936,996       0.2%
    Hexpol AB                                                      319,729   3,233,846       0.1%
    HIQ International AB                                           297,368   2,131,178       0.0%
    HMS Networks AB                                                 42,845     742,102       0.0%
#   Hoist Finance AB                                               172,793   1,816,194       0.0%
    Holmen AB Class B                                              218,057  10,717,321       0.2%
    Hufvudstaden AB Class A                                         65,485   1,077,571       0.0%
#   Indutrade AB                                                   442,678  12,275,598       0.2%
    Intrum Justitia AB                                              51,327   1,798,670       0.0%
    Inwido AB                                                      344,615   3,796,687       0.1%
    ITAB Shop Concept AB Class B                                   115,635     908,126       0.0%
    JM AB                                                          381,548  10,067,501       0.2%
    KappAhl AB                                                     420,801   3,064,190       0.1%
#   Karo Pharma AB                                                 449,268   2,131,026       0.0%
#   Kindred Group P.L.C.                                         1,251,492  15,982,051       0.3%
    Klovern AB Class B                                           3,134,236   4,219,906       0.1%
    KNOW IT AB                                                     102,377   1,870,258       0.0%
    Kungsleden AB                                                1,104,294   7,880,154       0.1%
    Lagercrantz Group AB Class B                                   352,844   3,754,288       0.1%
    Lifco AB Class B                                                54,552   1,955,284       0.0%
    Lindab International AB                                        474,363   3,909,882       0.1%
    Loomis AB Class B                                              401,176  16,095,962       0.3%
#*  Medivir AB Class B                                             155,692   1,245,955       0.0%
#   Mekonomen AB                                                   149,584   3,020,105       0.1%
    Modern Times Group MTG AB Class B                              314,159  11,984,189       0.2%
*   Momentum Group AB Class B                                      144,190   1,773,682       0.0%
    MQ Holding AB                                                  187,075     712,768       0.0%
#   Mycronic AB                                                    464,036   5,510,995       0.1%
#   NCC AB Class B                                                 500,321  10,794,867       0.2%
#   Nederman Holding AB                                              4,621     133,833       0.0%
#*  Net Insight AB Class B                                         735,492     461,199       0.0%
    NetEnt AB                                                      939,633   7,446,677       0.1%
    New Wave Group AB Class B                                      319,163   2,115,833       0.0%
    Nobia AB                                                       740,155   6,071,602       0.1%
#   Nobina AB                                                      421,233   2,287,391       0.1%
    Nolato AB Class B                                              171,585   9,513,187       0.2%
    Nordax Group AB                                                 72,065     427,303       0.0%
    NP3 Fastigheter AB                                              64,110     386,503       0.0%
    OEM International AB Class B                                    44,423   1,035,068       0.0%
#   Opus Group AB                                                1,324,595     980,815       0.0%
*   Orexo AB                                                        34,962     199,049       0.0%
    Oriflame Holding AG                                            237,287   8,548,725       0.2%
    Pandox AB                                                       47,411     864,149       0.0%
    Peab AB                                                        763,413   7,408,187       0.1%
#   Pricer AB Class B                                              832,220     904,712       0.0%
    Proact IT Group AB                                              50,363   1,173,098       0.0%
#   Probi AB                                                         1,642      68,255       0.0%
#*  Qliro Group AB                                                 795,678   1,738,864       0.0%
#   Ratos AB Class B                                             1,481,561   7,111,345       0.1%
#*  RaySearch Laboratories AB                                      129,144   2,862,521       0.1%
#   Recipharm AB Class B                                           167,002   2,043,294       0.0%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                                          PERCENTAGE
                                                                  SHARES     VALUE++    OF NET ASSETS**
                                                                 --------- ------------ ---------------
SWEDEN -- (Continued)
#   Resurs Holding AB                                               10,554 $     73,074       0.0%
#   Rottneros AB                                                   484,842      434,344       0.0%
    Saab AB Class B                                                 17,602      899,256       0.0%
    Sagax AB Class B                                               140,003    1,700,225       0.0%
#*  SAS AB                                                         755,444    2,337,092       0.1%
    Scandi Standard AB                                             264,907    1,873,499       0.0%
    Scandic Hotels Group AB                                        117,677    1,518,020       0.0%
    Sectra AB Class B                                               66,839    1,308,985       0.0%
    Semcon AB                                                      103,281      616,686       0.0%
#*  Sensys Gatso Group AB(7035470)                               1,035,356       89,641       0.0%
#*  Sensys Gatso Group AB(BF8NVN5)                                 295,814       24,911       0.0%
    SkiStar AB                                                     146,905    3,210,925       0.1%
    Sweco AB Class B                                               325,168    6,953,409       0.1%
    Swedol AB Class B                                              112,019      461,650       0.0%
    Systemair AB                                                    82,114    1,241,910       0.0%
    Thule Group AB                                                 425,212    9,510,944       0.2%
#*  Tobii AB                                                       117,872      605,175       0.0%
    Troax Group AB                                                   9,418      318,304       0.0%
    VBG Group AB Class B                                            15,766      282,794       0.0%
    Victoria Park AB Class B                                       609,047    2,247,439       0.0%
#   Vitrolife AB                                                    71,728    5,725,692       0.1%
#   Wallenstam AB Class B                                          902,003    8,424,206       0.2%
    Wihlborgs Fastigheter AB                                       401,999    9,544,362       0.2%
                                                                           ------------       ---
TOTAL SWEDEN                                                                429,210,166       7.5%
                                                                           ------------       ---
SWITZERLAND -- (10.6%)
    Allreal Holding AG                                              74,900   12,518,741       0.2%
*   Alpiq Holding AG                                                 6,898      442,557       0.0%
    ALSO Holding AG                                                 30,442    4,120,796       0.1%
#   ams AG                                                         316,689   28,893,663       0.5%
    APG SGA SA                                                       7,581    3,071,144       0.1%
#*  Arbonia AG                                                     241,026    4,216,570       0.1%
#   Aryzta AG                                                      441,840   14,028,474       0.2%
    Ascom Holding AG                                               208,330    4,769,006       0.1%
    Autoneum Holding AG                                             16,300    4,403,308       0.1%
    Bachem Holding AG Class B                                       23,344    2,948,756       0.1%
    Baloise Holding AG                                               2,815      443,805       0.0%
    Bank Cler AG                                                    30,941    1,311,957       0.0%
    Banque Cantonale de Geneve                                       8,382    1,350,871       0.0%
    Banque Cantonale du Jura SA                                      4,442      265,784       0.0%
    Banque Cantonale Vaudoise                                       11,753    8,450,925       0.2%
    Belimo Holding AG                                                2,185    9,375,135       0.2%
    Bell Food Group AG                                               5,331    2,302,050       0.0%
    Bellevue Group AG                                               53,293    1,238,903       0.0%
#   Berner Kantonalbank AG                                          24,327    4,390,215       0.1%
    BFW Liegenschaften AG                                            1,527       67,788       0.0%
    BKW AG                                                          70,552    4,123,913       0.1%
    Bobst Group SA                                                  49,320    5,272,094       0.1%
    Bossard Holding AG Class A                                      33,475    7,912,202       0.1%
    Bucher Industries AG                                            37,564   14,697,722       0.3%
#   Burckhardt Compression Holding AG                               15,773    4,698,962       0.1%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
SWITZERLAND -- (Continued)
    Burkhalter Holding AG                                           20,988 $ 2,514,104       0.0%
    Calida Holding AG                                               25,084     930,368       0.0%
    Carlo Gavazzi Holding AG                                         2,027     677,030       0.0%
    Cembra Money Bank AG                                           163,046  14,606,366       0.3%
    Cham Paper Holding AG                                            1,925     780,987       0.0%
*   Cicor Technologies, Ltd.                                        10,854     559,008       0.0%
    Cie Financiere Tradition SA                                      9,836     936,221       0.0%
    Coltene Holding AG                                              20,595   2,044,041       0.0%
    Conzzeta AG                                                      7,330   7,200,371       0.1%
    Daetwyler Holding AG                                            39,273   6,585,819       0.1%
    DKSH Holding AG                                                160,246  13,443,220       0.2%
    dormakaba Holding AG                                            16,675  16,504,449       0.3%
*   Dottikon Es Holding AG                                             126      97,275       0.0%
    Edmond de Rothschild Suisse SA                                      15     277,427       0.0%
    EFG International AG                                           495,370   4,533,180       0.1%
    Emmi AG                                                         12,679   7,915,588       0.1%
    Energiedienst Holding AG                                        68,912   1,785,644       0.0%
#*  Evolva Holding SA                                            1,761,042     617,862       0.0%
    Feintool International Holding AG                                7,815     928,376       0.0%
    Flughafen Zurich AG                                             52,924  11,509,684       0.2%
    Forbo Holding AG                                                 6,853  10,361,433       0.2%
    GAM Holding AG                                               1,035,728  16,144,137       0.3%
    Georg Fischer AG                                                24,221  29,841,965       0.5%
    Gurit Holding AG                                                 2,361   2,715,070       0.1%
    Helvetia Holding AG                                             37,722  20,278,728       0.4%
    Hiag Immobilien Holding AG                                       6,276     726,780       0.0%
#   HOCHDORF Holding AG                                              5,428   1,508,174       0.0%
    Huber & Suhner AG                                               72,236   3,911,504       0.1%
*   Idorsia, Ltd.                                                   28,024     552,294       0.0%
    Implenia AG                                                     85,074   5,373,701       0.1%
    Inficon Holding AG                                               9,382   5,827,226       0.1%
    Interroll Holding AG                                             3,192   4,563,002       0.1%
    Intershop Holding AG                                             8,178   4,016,374       0.1%
#   Jungfraubahn Holding AG                                          5,914     753,227       0.0%
    Kardex AG                                                       35,722   4,253,396       0.1%
    Komax Holding AG                                                19,969   5,716,179       0.1%
#   Kudelski SA                                                    197,997   2,431,135       0.0%
*   Lastminute.com NV                                               10,907     149,243       0.0%
    LEM Holding SA                                                   3,773   4,937,352       0.1%
    Liechtensteinische Landesbank AG                                37,816   1,885,604       0.0%
    Logitech International SA                                      744,066  26,607,319       0.5%
    Luzerner Kantonalbank AG                                        16,907   7,614,823       0.1%
    MCH Group AG                                                     4,236     287,668       0.0%
    Metall Zug AG Class B                                              903   3,468,870       0.1%
#*  Meyer Burger Technology AG                                   2,370,456   4,419,764       0.1%
#   Mobilezone Holding AG                                          133,170   1,661,900       0.0%
    Mobimo Holding AG                                               35,469   8,962,611       0.2%
    OC Oerlikon Corp. AG                                         1,167,818  18,735,338       0.3%
#*  Orascom Development Holding AG                                  60,240     723,484       0.0%
#   Orell Fuessli Holding AG                                         5,028     620,969       0.0%
    Orior AG                                                        30,001   2,346,341       0.0%
#   Panalpina Welttransport Holding AG                              61,671   8,475,033       0.2%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                                            PERCENTAGE
                                                                  SHARES      VALUE++     OF NET ASSETS**
                                                                 --------- -------------- ---------------
SWITZERLAND -- (Continued)
#   Phoenix Mecano AG                                                3,366 $    1,958,264       0.0%
    Plazza AG Class A                                                6,297      1,462,526       0.0%
    PSP Swiss Property AG                                          226,220     19,911,470       0.3%
    Rieter Holding AG                                               18,187      4,252,988       0.1%
    Romande Energie Holding SA                                       2,625      2,976,080       0.1%
#*  Schaffner Holding AG                                             2,950        936,808       0.0%
*   Schmolz + Bickenbach AG                                      3,071,012      2,832,485       0.1%
    Schweiter Technologies AG                                        5,490      6,734,854       0.1%
    SFS Group AG                                                    63,754      7,557,039       0.1%
    Siegfried Holding AG                                            21,530      6,734,085       0.1%
    St Galler Kantonalbank AG                                       11,934      5,388,311       0.1%
    Sulzer AG                                                      106,641     13,661,506       0.2%
    Sunrise Communications Group AG                                191,584     15,937,829       0.3%
    Swiss Prime Site AG                                            118,681     10,134,131       0.2%
    Swissquote Group Holding SA                                     49,832      1,731,035       0.0%
    Tamedia AG                                                      14,493      2,010,520       0.0%
    Tecan Group AG                                                  49,581     10,486,768       0.2%
    Temenos Group AG                                               307,521     35,509,903       0.6%
    Thurgauer Kantonalbank                                           2,498        246,507       0.0%
    u-blox Holding AG                                               30,554      5,999,072       0.1%
    Valiant Holding AG                                             101,920     10,491,693       0.2%
    Valora Holding AG                                               15,777      5,056,124       0.1%
    VAT Group AG                                                     2,882        375,212       0.0%
    Vaudoise Assurances Holding SA                                   5,756      3,050,163       0.1%
    Vetropack Holding AG                                             1,144      2,176,376       0.0%
#*  Von Roll Holding AG                                            293,368        438,709       0.0%
    Vontobel Holding AG                                            146,403      9,110,521       0.2%
    VP Bank AG                                                      13,977      1,920,091       0.0%
    VZ Holding AG                                                   12,934      4,468,735       0.1%
    Walliser Kantonalbank                                           17,758      1,674,720       0.0%
#   Walter Meier AG                                                 22,913        943,670       0.0%
#   Ypsomed Holding AG                                              16,382      2,852,122       0.1%
#   Zehnder Group AG                                                63,176      2,317,860       0.0%
#   Zug Estates Holding AG Class B                                     996      1,753,103       0.0%
    Zuger Kantonalbank AG                                              663      3,522,283       0.1%
                                                                           --------------      ----
TOTAL SWITZERLAND                                                             656,246,568      11.4%
                                                                           --------------      ----
TOTAL COMMON STOCKS                                                         5,675,367,864      98.7%
                                                                           --------------      ----
PREFERRED STOCKS -- (0.8%)
GERMANY -- (0.8%)
    Biotest AG                                                      89,937      2,375,268       0.0%
    Draegerwerk AG & Co. KGaA                                       40,848      4,694,172       0.1%
#   Fuchs Petrolub SE                                              200,558     11,293,910       0.2%
    Jungheinrich AG                                                245,511     11,181,066       0.2%
#   Sartorius AG                                                   104,644      9,771,251       0.2%
    Sixt SE                                                         74,833      4,854,721       0.1%
    STO SE & Co. KGaA                                                8,091      1,219,980       0.0%

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                                                              PERCENTAGE
                                                                    SHARES      VALUE++     OF NET ASSETS**
                                                                  ---------- -------------- ---------------
GERMANY -- (Continued)
     Villeroy & Boch AG                                               43,697 $    1,021,942        0.0%
                                                                             --------------      -----
TOTAL GERMANY                                                                    46,412,310        0.8%
                                                                             --------------      -----
TOTAL PREFERRED STOCKS                                                           46,412,310        0.8%
                                                                             --------------      -----
RIGHTS/WARRANTS -- (0.0%)
AUSTRIA -- (0.0%)
*    Intercell AG Rights 05/16/13                                    254,689             --        0.0%
                                                                             --------------      -----
FRANCE -- (0.0%)
#*   Archos Warrants 12/31/18                                        138,714          2,585        0.0%
*    Maurel et prom Rights 12/31/00                                  844,597             --        0.0%
                                                                             --------------      -----
TOTAL FRANCE                                                                          2,585        0.0%
                                                                             --------------      -----
ISRAEL -- (0.0%)
#*   AIirport City, Ltd. Rights 10/30/17                                   2             10        0.0%
                                                                             --------------      -----
SPAIN -- (0.0%)
*    Grupo Ezentis SA Rights 10/19/17                                156,600            709        0.0%
#*   Liberbank SA Rights 11/10/17                                  2,372,859        854,083        0.0%
*    Papeles y Cartones de Europa SA Rights 11/16/17                 302,916        124,204        0.0%
                                                                             --------------      -----
TOTAL SPAIN                                                                         978,996        0.0%
                                                                             --------------      -----
SWITZERLAND -- (0.0%)
*    Evolva Holding, Ltd. Rights 11/08/17                          1,761,042        105,912        0.0%
                                                                             --------------      -----
TOTAL RIGHTS/WARRANTS                                                             1,087,503        0.0%
                                                                             --------------      -----
TOTAL INVESTMENT SECURITIES                                                   5,722,867,677
                                                                             --------------

                                                                                VALUE+
                                                                             --------------
SECURITIES LENDING COLLATERAL -- (7.6%)
(S)@ DFA Short Term Investment Fund                               40,695,303    470,885,347        8.2%
                                                                             --------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost $4,482,764,364)                          $6,193,753,024      107.7%
                                                                             ==============      =====

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


Summary of the Series' investments as of October 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                   INVESTMENTS IN SECURITIES (MARKET VALUE)
                               -------------------------------------------------
                                 LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                               ----------- -------------- ------- --------------
Common Stocks
   Austria                              -- $  197,245,523   --    $  197,245,523
   Belgium                     $ 2,677,761    256,340,135   --       259,017,896
   Denmark                       8,784,672    287,021,639   --       295,806,311
   Finland                              --    371,832,932   --       371,832,932
   France                           32,312    798,172,400   --       798,204,712
   Germany                              --    919,223,637   --       919,223,637
   Hong Kong                            --      3,147,046   --         3,147,046
   Ireland                              --     76,737,827   --        76,737,827
   Israel                               --    153,649,964   --       153,649,964
   Italy                           109,325    633,632,678   --       633,742,003
   Netherlands                          --    354,204,344   --       354,204,344
   Norway                               --    138,286,028   --       138,286,028
   Portugal                             --     67,632,440   --        67,632,440
   Spain                                --    321,180,467   --       321,180,467
   Sweden                           24,911    429,185,255   --       429,210,166
   Switzerland                          --    656,246,568   --       656,246,568
Preferred Stocks
   Germany                              --     46,412,310   --        46,412,310
Rights/Warrants
   France                               --          2,585   --             2,585
   Israel                               --             10   --                10
   Spain                                --        978,996   --           978,996
   Switzerland                          --        105,912   --           105,912
Securities Lending Collateral           --    470,885,347   --       470,885,347
                               ----------- --------------   --    --------------
TOTAL                          $11,628,981 $6,182,124,043   --    $6,193,753,024
                               =========== ==============   ==    ==============

                       THE CANADIAN SMALL COMPANY SERIES
                            SCHEDULE OF INVESTMENTS
                               OCTOBER 31, 2017

                                                                                        PERCENTAGE
                                                                 SHARES    VALUE++    OF NET ASSETS**
                                                                 ------- ------------ ---------------
COMMON STOCKS -- (84.8%)
Consumer Discretionary -- (7.6%)
#   Aimia, Inc.                                                  711,317 $  1,394,955       0.1%
#   AutoCanada, Inc.                                             178,738    3,229,504       0.3%
#   BMTC Group, Inc.                                              17,481      179,539       0.0%
#   BRP, Inc.                                                    204,351    6,868,196       0.6%
#   Cara Operations, Ltd.                                         72,577    1,485,744       0.1%
#   Cineplex, Inc.                                               293,783    8,885,678       0.7%
    Cogeco Communications, Inc.                                   76,656    5,511,080       0.5%
    Cogeco, Inc.                                                  38,868    2,649,447       0.2%
    Corus Entertainment, Inc. Class B                            717,638    6,658,497       0.6%
#   DHX Media, Ltd.(BRF12N3)                                     363,010    1,207,126       0.1%
#   DHX Media, Ltd.(BRF12P5)                                     479,925    1,581,026       0.1%
    Dorel Industries, Inc. Class B                               186,580    4,865,166       0.4%
    Enercare, Inc.                                               592,559    9,236,774       0.8%
#   Gamehost, Inc.                                                59,473      502,485       0.0%
*   Glacier Media, Inc.                                          171,625       75,828       0.0%
#   goeasy, Ltd.                                                  50,633    1,226,480       0.1%
*   Great Canadian Gaming Corp.                                  333,138    7,917,224       0.7%
#   Hudson's Bay Co.                                             417,486    3,647,056       0.3%
    Imvescor Restaurant Group, Inc.                               49,700      152,170       0.0%
*   Indigo Books & Music, Inc.                                     2,402       34,445       0.0%
*   Intertain Group, Ltd.                                          6,600       75,255       0.0%
    Leon's Furniture, Ltd.                                       140,175    2,126,366       0.2%
    Martinrea International, Inc.                                547,048    5,364,047       0.5%
    MTY Food Group, Inc.                                         103,863    4,100,258       0.3%
#   Pizza Pizza Royalty Corp.                                    163,112    2,169,601       0.2%
    Reitmans Canada, Ltd. Class A                                260,312      936,243       0.1%
    Sleep Country Canada Holdings, Inc.                          144,600    4,289,467       0.4%
*   Spin Master Corp.                                             57,700    2,136,076       0.2%
#*  Stars Group, Inc. (The)                                      545,738   10,985,827       0.9%
#   Torstar Corp. Class B                                        393,289      411,550       0.0%
*   TVA Group, Inc. Class B                                        7,000       20,564       0.0%
    Uni-Select, Inc.                                             255,631    5,524,372       0.5%
#*  Yellow Pages, Ltd.                                           215,283    1,381,709       0.1%
    Zenith Capital Corp.                                         111,820        7,021       0.0%
                                                                         ------------       ---
Total Consumer Discretionary                                              106,836,776       9.0%
                                                                         ------------       ---

Consumer Staples -- (4.2%)
#   AGT Food & Ingredients, Inc.                                 115,523    2,071,194       0.2%
    Andrew Peller, Ltd. Class A                                   84,800      811,782       0.1%
    Clearwater Seafoods, Inc.                                     97,157      672,515       0.1%
#*  Colabor Group, Inc.                                           67,800       40,466       0.0%
    Corby Spirit and Wine, Ltd.                                   73,867    1,253,924       0.1%
    Cott Corp.(2228952)                                          845,649   12,677,197       1.1%
    Cott Corp.(22163N106)                                         96,682    1,450,230       0.1%
    High Liner Foods, Inc.                                       100,091    1,102,467       0.1%
    Jean Coutu Group PJC, Inc. (The) Class A                     416,076    7,895,156       0.7%
    KP Tissue, Inc.                                                7,400       86,327       0.0%
    Lassonde Industries, Inc. Class A                              5,000      949,539       0.1%
#   Liquor Stores N.A., Ltd.                                     195,311    1,485,157       0.1%
    Maple Leaf Foods, Inc.                                        73,345    1,902,274       0.1%

THE CANADIAN SMALL COMPANY SERIES
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
Consumer Staples -- (Continued)
*   Neptune Technologies & Bioressources, Inc.                      22,102 $    20,730       0.0%
    North West Co., Inc. (The)                                     316,536   7,723,861       0.6%
    Premium Brands Holdings Corp.                                  150,162  12,151,703       1.0%
#   Rogers Sugar, Inc.                                             575,336   2,831,861       0.2%
#*  SunOpta, Inc.                                                  388,350   3,612,278       0.3%
                                                                           -----------       ---
Total Consumer Staples                                                      58,738,661       4.9%
                                                                           -----------       ---
Energy -- (18.4%)
*   Advantage Oil & Gas, Ltd.                                    1,154,775   6,113,567       0.5%
#*  Africa Oil Corp.                                             1,016,099   1,283,809       0.1%
    AKITA Drilling, Ltd. Class A                                    40,600     221,237       0.0%
#*  Athabasca Oil Corp.                                          3,163,297   2,844,295       0.2%
#*  Baytex Energy Corp.                                          1,110,006   3,054,431       0.3%
#*  Bellatrix Exploration, Ltd.                                    325,319     779,191       0.1%
    Birchcliff Energy, Ltd.                                      1,221,735   4,971,792       0.4%
#*  BlackPearl Resources, Inc.                                   1,484,501   1,254,249       0.1%
    Bonavista Energy Corp.                                       1,375,841   2,922,102       0.2%
#   Bonterra Energy Corp.                                          155,295   1,828,487       0.2%
#*  Calfrac Well Services, Ltd.                                    874,615   3,525,307       0.3%
#*  Canacol Energy, Ltd.                                           921,342   2,928,068       0.2%
#   Cardinal Energy, Ltd.                                          179,790     668,933       0.1%
*   Cequence Energy, Ltd.                                          499,530      48,400       0.0%
    CES Energy Solutions Corp.                                     732,042   3,943,641       0.3%
#*  Chinook Energy, Inc.                                           496,199     123,079       0.0%
#   Cona Resources, Ltd.                                           195,900     324,956       0.0%
*   Crew Energy, Inc.                                            1,228,076   4,159,904       0.4%
#*  Delphi Energy Corp.                                          1,041,539     968,798       0.1%
#*  Denison Mines Corp.                                          3,295,282   1,353,771       0.1%
    Enerflex, Ltd.                                                 567,158   7,715,389       0.7%
#*  Energy Fuels, Inc.                                             397,690     548,708       0.0%
    Enerplus Corp.                                               1,353,175  12,408,387       1.0%
    Ensign Energy Services, Inc.                                   812,827   4,183,529       0.4%
*   Epsilon Energy, Ltd.                                           312,073     774,075       0.1%
#*  Essential Energy Services Trust                              1,034,741     473,217       0.0%
#*  Fission Uranium Corp.                                        1,445,000     627,238       0.1%
#   Freehold Royalties, Ltd.                                       552,172   6,753,953       0.6%
*   Frontera Energy Corp.                                           17,700     528,215       0.0%
*   GASFRAC Energy Services, Inc.                                   91,560           9       0.0%
*   Gear Energy, Ltd.                                              518,000     321,215       0.0%
    Gibson Energy, Inc.                                            757,539  10,299,383       0.9%
*   Gran Tierra Energy, Inc.                                     2,720,150   5,924,829       0.5%
#   Granite Oil Corp.                                              214,508     571,977       0.1%
    High Arctic Energy Services, Inc.                               15,400      51,449       0.0%
*   Kelt Exploration, Ltd.                                       1,174,340   6,435,613       0.5%
*   Manitok Energy, Inc.                                            13,292         618       0.0%
#*  MEG Energy Corp.                                             1,435,543   6,375,987       0.5%
    Mullen Group, Ltd.                                             578,881   7,596,663       0.6%
#*  Newalta Corp.                                                  579,398     390,726       0.0%
    North American Energy Partners, Inc.                           150,534     606,757       0.1%
*   NuVista Energy, Ltd.                                         1,310,626   8,147,601       0.7%
#*  Obsidian Energy, Ltd.                                        3,864,779   4,104,137       0.3%

THE CANADIAN SMALL COMPANY SERIES
CONTINUED


                                                                                          PERCENTAGE
                                                                  SHARES     VALUE++    OF NET ASSETS**
                                                                 --------- ------------ ---------------
Energy -- (Continued)
#*  Painted Pony Energy, Ltd.                                      540,861 $  1,136,139       0.1%
#*  Paramount Resources, Ltd. Class A                              498,213    8,526,895       0.7%
*   Parex Resources, Inc.                                          826,302   10,990,886       0.9%
    Parkland Fuel Corp.                                            542,825   11,023,963       0.9%
    Pason Systems, Inc.                                            364,652    5,294,110       0.4%
    Pembina Pipeline Corp.                                         448,593   14,830,223       1.2%
#*  Pengrowth Energy Corp.                                       3,067,669    3,447,888       0.3%
#*  Perpetual Energy, Inc.                                          41,575       39,316       0.0%
*   Petrus Resources, Ltd.                                          19,582       34,303       0.0%
#   Peyto Exploration & Development Corp.                          401,127    5,472,316       0.5%
*   PHX Energy Services Corp.                                      241,574      421,317       0.0%
#*  Pine Cliff Energy, Ltd.                                        496,700      196,355       0.0%
#*  Precision Drilling Corp.                                     1,596,622    4,789,495       0.4%
#*  Pulse Seismic, Inc.                                            296,139      766,688       0.1%
#*  Questerre Energy Corp. Class A                                 778,960      446,811       0.0%
*   Raging River Exploration, Inc.                                 963,651    5,684,354       0.5%
#*  RMP Energy, Inc.                                             1,197,822      696,354       0.1%
#   Secure Energy Services, Inc.                                   998,136    6,506,723       0.6%
    ShawCor, Ltd.                                                  256,281    5,554,311       0.5%
#*  Spartan Energy Corp.                                           694,048    3,674,402       0.3%
*   Strad Energy Services, Ltd.                                     19,447       25,324       0.0%
#   Surge Energy, Inc.                                           1,856,256    3,107,909       0.3%
#*  Tamarack Valley Energy, Ltd.                                   661,883    1,549,404       0.1%
    TORC Oil & Gas, Ltd.                                           912,512    4,802,695       0.4%
    Total Energy Services, Inc.                                    275,579    3,244,748       0.3%
#*  TransGlobe Energy Corp.                                        516,845      873,360       0.1%
#*  Trican Well Service, Ltd.                                    1,964,140    7,383,986       0.6%
*   Trinidad Drilling, Ltd.                                      1,506,484    1,985,135       0.2%
#*  Western Energy Services Corp.                                  548,797      523,231       0.0%
#   Whitecap Resources, Inc.                                     1,837,501   13,189,101       1.1%
*   Xtreme Drilling Corp.                                           99,561      162,063       0.0%
*   Yangarra Resources, Ltd.                                       394,000    1,206,341       0.1%
    ZCL Composites, Inc.                                           176,127    1,856,699       0.2%
                                                                           ------------      ----
Total Energy                                                                257,600,537      21.6%
                                                                           ------------      ----
Financials -- (6.5%)
    AGF Management, Ltd. Class B                                   451,269    2,906,787       0.2%
#   Alaris Royalty Corp.                                           209,645    3,321,559       0.3%
#   Callidus Capital Corp.                                          79,720      674,169       0.1%
    Canaccord Genuity Group, Inc.                                  763,165    2,537,771       0.2%
#   Canadian Western Bank                                          528,680   14,892,048       1.2%
#   Chesswood Group, Ltd.                                           75,642      755,189       0.1%
    Clairvest Group, Inc.                                            1,900       53,755       0.0%
#   Clarke, Inc.                                                    17,242      133,649       0.0%
    E-L Financial Corp., Ltd.                                        3,778    2,421,862       0.2%
#*  Echelon Financial Holdings, Inc.                                14,650      151,201       0.0%
    ECN Capital Corp.                                            2,146,106    7,036,686       0.6%
    Element Fleet Management Corp.                                  90,300      695,746       0.1%
#   Equitable Group, Inc.                                           71,024    3,303,186       0.3%
*   Equity Financial Holdings, Inc.                                    800        6,071       0.0%
    Fiera Capital Corp.                                            261,337    2,848,150       0.2%

THE CANADIAN SMALL COMPANY SERIES
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
Financials -- (Continued)
    Firm Capital Mortgage Investment Corp.                         132,518 $ 1,304,533       0.1%
#   First National Financial Corp.                                  95,537   2,125,348       0.2%
#   Genworth MI Canada, Inc.                                       322,580  10,024,209       0.8%
#   Gluskin Sheff + Associates, Inc.                               196,696   2,460,796       0.2%
*   GMP Capital, Inc.                                              315,787     643,764       0.1%
    Guardian Capital Group, Ltd. Class A                            43,097     851,851       0.1%
#   Home Capital Group, Inc.                                       436,558   4,723,936       0.4%
*   Kingsway Financial Services, Inc.                               13,070      71,425       0.0%
#   Laurentian Bank of Canada                                      221,346  10,294,365       0.9%
#   Sprott, Inc.                                                 1,478,288   2,440,704       0.2%
#*  Street Capital Group, Inc.                                     120,227     114,626       0.0%
#   Timbercreek Financial Corp.                                    304,346   2,238,775       0.2%
    TMX Group, Ltd.                                                218,158  11,919,973       1.0%
*   Trisura Group, Ltd.                                              6,511     145,603       0.0%
                                                                           -----------       ---
Total Financials                                                            91,097,737       7.7%
                                                                           -----------       ---
Health Care -- (1.4%)
#*  CRH Medical Corp.                                              470,396   1,104,798       0.1%
#   Extendicare, Inc.                                              577,071   4,191,268       0.4%
*   Knight Therapeutics, Inc.                                      733,325   4,763,401       0.4%
#   Medical Facilities Corp.                                       188,969   2,060,921       0.2%
*   Novelion Therapeutics, Inc.                                     43,802     206,746       0.0%
#   Sienna Senior Living, Inc.                                     300,715   4,142,086       0.3%
#*  Theratechnologies, Inc.                                        375,201   2,224,857       0.2%
                                                                           -----------       ---
Total Health Care                                                           18,694,077       1.6%
                                                                           -----------       ---
Industrials -- (10.7%)
    Aecon Group, Inc.                                              432,401   6,512,326       0.5%
    Ag Growth International, Inc.                                   89,741   3,512,844       0.3%
    Algoma Central Corp.                                            32,090     324,606       0.0%
*   ATS Automation Tooling Systems, Inc.                           526,630   6,061,899       0.5%
#   Badger Daylighting, Ltd.                                       212,581   4,839,550       0.4%
#   Bird Construction, Inc.                                        261,544   1,982,715       0.2%
#   Black Diamond Group, Ltd.                                      335,792     559,610       0.0%
    Calian Group, Ltd.                                              29,155     750,740       0.1%
#   CanWel Building Materials Group, Ltd.                          247,822   1,273,591       0.1%
    Cargojet, Inc.                                                  16,249     679,508       0.1%
    Cervus Equipment Corp.                                          40,197     472,044       0.0%
#*  DIRTT Environmental Solutions                                  365,368   1,804,042       0.2%
#   Exchange Income Corp.                                           89,484   2,406,864       0.2%
#   Exco Technologies, Ltd.                                        166,465   1,350,972       0.1%
*   GDI Integrated Facility Services, Inc.                             700       8,345       0.0%
*   Heroux-Devtek, Inc.                                            180,454   2,058,974       0.2%
#*  HNZ Group, Inc.                                                 23,088     331,976       0.0%
#   Horizon North Logistics, Inc.                                  870,644   1,181,015       0.1%
*   IBI Group, Inc.                                                 85,500     497,054       0.0%
#   K-Bro Linen, Inc.                                               44,753   1,354,974       0.1%
    Magellan Aerospace Corp.                                        88,776   1,329,472       0.1%
    Maxar Technologies, Ltd.                                       184,072  11,644,148       1.0%
    Morneau Shepell, Inc.                                          306,811   5,110,742       0.4%
#*  NAPEC, Inc.                                                     64,900      64,895       0.0%

THE CANADIAN SMALL COMPANY SERIES
CONTINUED


                                                                                          PERCENTAGE
                                                                  SHARES     VALUE++    OF NET ASSETS**
                                                                 --------- ------------ ---------------
Industrials -- (Continued)
    New Flyer Industries, Inc.                                     253,571 $ 10,759,225       0.9%
#   Richelieu Hardware, Ltd.                                       280,555    7,348,232       0.6%
    Rocky Mountain Dealerships, Inc.                                99,555      907,501       0.1%
    Russel Metals, Inc.                                            356,806    7,976,347       0.7%
#   Savaria Corp.                                                   94,100    1,161,206       0.1%
#   Stantec, Inc.                                                  522,729   14,935,114       1.3%
    Stuart Olson, Inc.                                             132,859      548,902       0.0%
#   Student Transportation, Inc.                                   536,843    3,141,745       0.3%
    TFI International, Inc.                                        475,353   11,473,911       1.0%
    Toromont Industries, Ltd.                                      425,013   18,735,361       1.6%
    Transcontinental, Inc. Class A                                 366,376    8,133,485       0.7%
    Wajax Corp.                                                    133,338    2,424,703       0.2%
    Westshore Terminals Investment Corp.                           319,049    6,086,192       0.5%
                                                                           ------------      ----
Total Industrials                                                           149,744,830      12.6%
                                                                           ------------      ----
Information Technology -- (3.8%)
*   5N Plus, Inc.                                                  406,229      969,836       0.1%
#   Absolute Software Corp.                                        235,588    1,524,812       0.1%
#*  Avigilon Corp.                                                 253,094    3,752,956       0.3%
*   BSM Technologies, Inc.                                           9,200        8,985       0.0%
*   Celestica, Inc.(2263362)                                       712,858    7,155,655       0.6%
*   Celestica, Inc.(15101Q108)                                      36,408      365,900       0.0%
    Computer Modelling Group, Ltd.                                 446,452    3,540,194       0.3%
*   Descartes Systems Group, Inc. (The)                            393,056   11,394,694       1.0%
    Enghouse Systems, Ltd.                                         108,457    4,583,424       0.4%
    Evertz Technologies, Ltd.                                      155,353    2,271,109       0.2%
#*  EXFO, Inc.                                                      60,487      233,490       0.0%
*   Kinaxis, Inc.                                                   87,472    4,361,735       0.4%
#   Mediagrif Interactive Technologies, Inc.                        21,070      219,666       0.0%
*   Mitel Networks Corp.                                           573,324    4,928,425       0.4%
*   Points International, Ltd.                                      36,359      417,110       0.0%
    Pure Technologies, Ltd.                                        174,445      723,417       0.1%
    Quarterhill, Inc.                                              785,133    1,484,943       0.1%
#*  Sierra Wireless, Inc.                                          188,147    4,208,916       0.4%
*   Solium Capital, Inc.                                           108,306      904,999       0.1%
#*  UrtheCast Corp.                                                516,214      430,145       0.0%
    Vecima Networks, Inc.                                            6,059       46,730       0.0%
                                                                           ------------      ----
Total Information Technology                                                 53,527,141       4.5%
                                                                           ------------      ----
Materials -- (24.6%)
#   Acadian Timber Corp.                                            58,238      884,336       0.1%
#   AirBoss of America Corp.                                       100,662      901,206       0.1%
#*  Alacer Gold Corp.                                            1,793,848    2,794,849       0.2%
    Alamos Gold, Inc. Class A                                    1,820,687   11,530,125       1.0%
*   Alio Gold, Inc.                                                200,218      794,604       0.1%
#   Altius Minerals Corp.                                          218,100    2,016,846       0.2%
#*  Americas Silver Corp.                                          146,612      595,495       0.1%
*   Amerigo Resources, Ltd.                                        378,500      240,578       0.0%
*   Argonaut Gold, Inc.                                          1,073,820    1,939,385       0.2%
#*  Asanko Gold, Inc.                                              746,275      694,155       0.1%
*   AuRico Metals, Inc.                                            861,583      868,195       0.1%

THE CANADIAN SMALL COMPANY SERIES
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
Materials -- (Continued)
*   B2Gold Corp.                                                 5,370,434 $13,653,999       1.1%
#*  Balmoral Resources, Ltd.                                        11,000       4,178       0.0%
    Caledonia Mining Corp. P.L.C.                                      540       2,947       0.0%
*   Canfor Corp.                                                   502,970  10,004,039       0.8%
    Canfor Pulp Products, Inc.                                     217,215   2,372,343       0.2%
#*  Capstone Mining Corp.                                        3,069,355   3,497,366       0.3%
    Cascades, Inc.                                                 456,893   5,503,540       0.5%
*   Centerra Gold, Inc.                                          1,552,135  10,539,264       0.9%
#*  China Gold International Resources Corp., Ltd.               1,592,861   2,469,361       0.2%
#*  Continental Gold, Inc.                                         963,348   2,314,843       0.2%
#*  Copper Mountain Mining Corp.                                   907,730   1,097,635       0.1%
*   Detour Gold Corp.                                              965,461  10,289,969       0.9%
    Dominion Diamond Corp.(B95LX89)                                554,107   7,885,749       0.7%
#   Dominion Diamond Corp.(257287102)                               20,700     294,975       0.0%
*   Dundee Precious Metals, Inc.                                 1,421,222   2,842,224       0.2%
#*  Eastmain Resources, Inc.                                        86,500      19,779       0.0%
    Eldorado Gold Corp.                                          4,240,346   5,324,673       0.4%
*   Endeavour Mining Corp.                                         351,229   6,242,673       0.5%
#*  Endeavour Silver Corp.                                         270,952     560,764       0.0%
#*  First Majestic Silver Corp.                                    779,250   5,248,961       0.4%
*   First Mining Finance Corp.                                      61,500      29,079       0.0%
#*  Fortress Paper, Ltd. Class A                                    16,706      54,128       0.0%
*   Fortuna Silver Mines, Inc.                                   1,032,791   4,346,993       0.4%
#*  Golden Star Resources, Ltd.                                  2,318,527   1,815,140       0.2%
#*  Great Panther Silver, Ltd.                                     834,051   1,021,472       0.1%
*   Guyana Goldfields, Inc.                                        993,644   3,542,952       0.3%
    HudBay Minerals, Inc.                                        1,477,086  10,979,966       0.9%
*   IAMGOLD Corp.                                                3,203,040  17,578,113       1.5%
#*  Imperial Metals Corp.                                          281,160     647,272       0.1%
*   Interfor Corp.                                                 467,908   7,616,517       0.6%
*   International Tower Hill Mines, Ltd.                            13,001       5,543       0.0%
    Intertape Polymer Group, Inc.                                  333,777   4,926,063       0.4%
*   Ivanhoe Mines, Ltd. Class A                                  1,466,561   5,308,767       0.4%
    Kirkland Lake Gold, Ltd.                                       913,033  10,707,844       0.9%
#*  Klondex Mines, Ltd.                                            953,463   2,756,699       0.2%
#   Labrador Iron Ore Royalty Corp.                                417,556   6,758,057       0.6%
#*  Leagold Mining Corp.                                            52,342     125,368       0.0%
#*  Liberty Gold Corp.                                             222,861      82,055       0.0%
    Lucara Diamond Corp.                                         1,565,665   2,730,599       0.2%
#*  Lundin Gold, Inc.                                               44,800     171,546       0.0%
#*  Lydian International, Ltd.                                      57,514      15,826       0.0%
*   Major Drilling Group International, Inc.                       606,412   3,248,048       0.3%
#   Mandalay Resources Corp.                                     1,371,135     313,530       0.0%
#*  Midas Gold Corp.                                               293,884     177,684       0.0%
*   Nautilus Minerals, Inc.                                        227,078      36,963       0.0%
    Nevsun Resources, Ltd.                                       1,898,731   4,474,182       0.4%
*   New Gold, Inc.                                               3,504,251  11,598,443       1.0%
*   Nighthawk Gold Corp.                                            17,500       9,495       0.0%
    Norbord, Inc.                                                  210,780   7,597,297       0.6%
#   OceanaGold Corp.                                             3,671,560   9,846,987       0.8%
*   Orbite Technologies, Inc.                                       73,500         808       0.0%
#   Osisko Gold Royalties, Ltd.                                    739,341   9,306,945       0.8%

THE CANADIAN SMALL COMPANY SERIES
CONTINUED


                                                                                          PERCENTAGE
                                                                  SHARES     VALUE++    OF NET ASSETS**
                                                                 --------- ------------ ---------------
Materials -- (Continued)
    Pan American Silver Corp.                                      847,173 $ 13,842,653       1.2%
#*  Platinum Group Metals, Ltd.                                     67,631       27,260       0.0%
#*  PolyMet Mining Corp.                                           613,665      380,538       0.0%
*   Premier Gold Mines, Ltd.                                     1,041,449    2,768,909       0.2%
#*  Pretium Resources, Inc.                                        293,903    3,312,287       0.3%
*   Primero Mining Corp.                                           221,467       14,592       0.0%
#*  RB Energy, Inc.                                                396,013          396       0.0%
*   Richmont Mines, Inc.                                           398,871    3,472,073       0.3%
*   Roxgold, Inc.                                                  146,200      124,657       0.0%
#*  Royal Nickel Corp.                                             385,500       53,787       0.0%
#*  Sabina Gold & Silver Corp.                                   1,545,521    2,551,709       0.2%
#*  Sandstorm Gold, Ltd.                                         1,124,852    4,847,824       0.4%
#*  Seabridge Gold, Inc.                                            98,335    1,330,850       0.1%
*   SEMAFO, Inc.                                                 1,960,761    4,924,320       0.4%
#*  Sherritt International Corp.                                 2,539,461    2,598,317       0.2%
#*  Sprott Resource Holdings, Inc.                                 597,898       67,200       0.0%
*   SSR Mining, Inc.                                               726,305    6,975,365       0.6%
    Stella-Jones, Inc.                                             241,271    9,425,671       0.8%
#*  Stornoway Diamond Corp.                                      1,608,797      810,571       0.1%
#   Supremex, Inc.                                                   4,991       15,397       0.0%
#   Tahoe Resources, Inc.                                        1,339,013    6,424,688       0.5%
#*  Tanzanian Royalty Exploration Corp.                            298,950       78,787       0.0%
*   Taseko Mines, Ltd.                                           1,386,626    3,041,742       0.3%
#*  Tembec, Inc.                                                   420,376    1,528,225       0.1%
#*  Teranga Gold Corp.                                             579,814    1,177,515       0.1%
#*  TMAC Resources, Inc.                                            68,713      429,822       0.0%
*   Torex Gold Resources, Inc.                                     427,760    5,898,652       0.5%
*   Trevali Mining Corp.                                         2,518,216    2,674,177       0.2%
#*  Wesdome Gold Mines, Ltd.                                       568,064      788,183       0.1%
    West Fraser Timber Co., Ltd.                                       800       48,660       0.0%
    Western Forest Products, Inc.                                2,515,309    5,108,216       0.4%
    Winpak, Ltd.                                                   149,435    5,768,439       0.5%
    Yamana Gold, Inc.                                            4,803,883   12,474,233       1.1%
                                                                           ------------      ----
Total Materials                                                             344,245,152      28.9%
                                                                           ------------      ----
Real Estate -- (2.8%)
    Altus Group, Ltd.                                              263,514    7,196,030       0.6%
    Brookfield Real Estate Services, Inc.                           31,469      397,601       0.0%
    Colliers International Group, Inc.                             174,095   10,203,335       0.9%
*   DREAM Unlimited Corp. Class A                                  241,400    1,375,312       0.1%
    FirstService Corp.(BYL7ZF7)                                    177,734   12,372,909       1.0%
    FirstService Corp.(33767E103)                                    1,234       85,960       0.0%
    Genesis Land Development Corp.                                  76,842      226,339       0.0%
    Information Services Corp.                                       7,374      100,885       0.0%
#*  Mainstreet Equity Corp.                                         29,849      873,652       0.1%
    Mainstreet Health Investments, Inc.                             76,166      654,266       0.1%
    Melcor Developments, Ltd.                                       51,140      596,587       0.1%
    Morguard Corp.                                                  11,268    1,676,968       0.1%
    Tricon Capital Group, Inc.                                     415,308    3,489,604       0.3%
                                                                           ------------      ----
Total Real Estate                                                            39,249,448       3.3%
                                                                           ------------      ----

THE CANADIAN SMALL COMPANY SERIES
CONTINUED


                                                                                              PERCENTAGE
                                                                    SHARES      VALUE++     OF NET ASSETS**
                                                                  ---------- -------------- ---------------
Utilities -- (4.8%)
     Alterra Power Corp.                                             160,142 $      973,191        0.1%
     Boralex, Inc. Class A                                           317,384      5,638,665        0.5%
#    Capital Power Corp.                                             550,609     10,426,616        0.9%
     Innergex Renewable Energy, Inc.                                 513,027      5,603,093        0.5%
     Just Energy Group, Inc.                                         720,976      4,012,563        0.3%
*    Maxim Power Corp.                                                92,234        203,757        0.0%
#    Northland Power, Inc.                                           562,788     10,761,941        0.9%
     Polaris Infrastructure, Inc.                                     79,700      1,160,812        0.1%
#    Superior Plus Corp.                                             849,685      8,555,467        0.7%
     TransAlta Corp.                                               1,716,509     10,151,898        0.8%
     TransAlta Renewables, Inc.                                      506,146      5,457,322        0.5%
     Valener, Inc.                                                   276,149      4,741,261        0.4%
                                                                             --------------      -----
Total Utilities                                                                  67,686,586        5.7%
                                                                             --------------      -----
TOTAL COMMON STOCKS                                                           1,187,420,945       99.8%
                                                                             --------------      -----
RIGHTS/WARRANTS -- (0.0%)
*    QLT, Inc. Warrants 11/23/17                                     219,010             --        0.0%
*    QLT, Inc. Warrants 11/23/17 Class A                             219,010             --        0.0%
TOTAL RIGHTS/WARRANTS                                                                    --        0.0%
                                                                             --------------      -----
TOTAL INVESTMENT SECURITIES                                                   1,187,420,945
                                                                             --------------

                                                                                VALUE+
                                                                             --------------
SECURITIES LENDING COLLATERAL -- (15.2%)
(S)@ DFA Short Term Investment Fund                               18,401,076    212,918,854       17.9%
                                                                             --------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost $1,494,062,372)                          $1,400,339,799      117.7%
                                                                             ==============      =====

THE CANADIAN SMALL COMPANY SERIES
CONTINUED


Summary of the Series' investments as of October 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                        INVESTMENTS IN SECURITIES (MARKET VALUE)
                                   --------------------------------------------------
                                      LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                                   -------------- ------------ ------- --------------
Common Stocks
   Consumer Discretionary          $  106,829,755 $      7,021   --    $  106,836,776
   Consumer Staples                    58,738,661           --   --        58,738,661
   Energy                             257,600,528            9   --       257,600,537
   Financials                          91,097,737           --   --        91,097,737
   Health Care                         18,487,331      206,746   --        18,694,077
   Industrials                        149,744,830           --   --       149,744,830
   Information Technology              53,527,141           --   --        53,527,141
   Materials                          344,243,948        1,204   --       344,245,152
   Real Estate                         39,249,448           --   --        39,249,448
   Utilities                           67,686,586           --   --        67,686,586
   Securities Lending Collateral               --  212,918,854   --       212,918,854
                                   -------------- ------------   --    --------------
TOTAL                              $1,187,205,965 $213,133,834   --    $1,400,339,799
                                   ============== ============   ==    ==============

                          THE EMERGING MARKETS SERIES
                            SCHEDULE OF INVESTMENTS
                               OCTOBER 31, 2017

                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
COMMON STOCKS -- (94.6%)
BRAZIL -- (4.7%)
    Ambev SA                                                       855,320 $ 5,464,552       0.1%
    Ambev SA ADR                                                 5,984,451  37,881,575       0.6%
    B3 SA - Brasil Bolsa Balcao                                  1,769,999  12,931,549       0.2%
    Banco Bradesco SA                                            1,167,581  11,699,723       0.2%
    Banco do Brasil SA                                             868,318   9,141,587       0.1%
    Banco Santander Brasil SA                                      407,957   3,567,893       0.1%
    BB Seguridade Participacoes SA                                 750,525   6,362,015       0.1%
    BR Malls Participacoes SA                                      596,600   2,312,502       0.0%
    Braskem SA Sponsored ADR                                       165,709   5,297,717       0.1%
*   BRF SA                                                         331,341   4,481,961       0.1%
#*  BRF SA ADR                                                       9,208     124,032       0.0%
    CCR SA                                                       2,165,668  12,048,775       0.2%
*   Centrais Eletricas Brasileiras SA                              174,377   1,175,378       0.0%
#   Centrais Eletricas Brasileiras SA ADR                           67,236     521,079       0.0%
    Cia de Saneamento Basico do Estado de Sao Paulo                457,600   4,168,520       0.1%
    Cia de Saneamento Basico do Estado de Sao Paulo ADR            150,389   1,371,548       0.0%
*   Cia Siderurgica Nacional SA                                    575,321   1,482,578       0.0%
#*  Cia Siderurgica Nacional SA Sponsored ADR                      380,551     962,794       0.0%
    Cielo SA                                                     1,808,236  12,370,718       0.2%
    Cosan SA Industria e Comercio                                  212,490   2,429,348       0.0%
    CPFL Energia SA                                                220,971   1,857,580       0.0%
    CPFL Energia SA ADR                                             67,189   1,125,408       0.0%
#   Embraer SA Sponsored ADR                                       272,462   5,214,923       0.1%
    Engie Brasil Energia SA                                        290,301   3,176,956       0.1%
    Equatorial Energia SA                                          261,100   4,868,737       0.1%
    Fibria Celulose SA                                              22,600     361,595       0.0%
    Fibria Celulose SA Sponsored ADR                               432,930   6,900,904       0.1%
    Gerdau SA                                                      219,632     727,787       0.0%
    Gerdau SA Sponsored ADR                                        577,984   1,913,127       0.0%
    Hypermarcas SA                                                 323,849   3,385,699       0.1%
    Itau Unibanco Holding SA                                       447,826   5,259,522       0.1%
    JBS SA                                                       2,413,848   5,563,664       0.1%
    Klabin SA                                                      892,700   5,157,592       0.1%
    Kroton Educacional SA                                        1,306,224   7,183,374       0.1%
    Localiza Rent a Car SA                                         185,000   3,272,690       0.1%
    Lojas Americanas SA                                            162,884     712,521       0.0%
    Lojas Renner SA                                              1,545,302  16,287,718       0.2%
    M Dias Branco SA                                               154,600   2,275,545       0.0%
    Multiplan Empreendimentos Imobiliarios SA                       93,700   2,047,978       0.0%
    Natura Cosmeticos SA                                           148,700   1,407,770       0.0%
*   Petroleo Brasileiro SA                                       2,361,020  12,572,668       0.2%
*   Petroleo Brasileiro SA Sponsored ADR                           772,593   8,228,115       0.1%
    Raia Drogasil SA                                               381,000   9,108,920       0.1%
*   Rumo SA                                                        746,300   2,897,322       0.0%
    Telefonica Brasil SA ADR                                        18,000     277,200       0.0%
    Tim Participacoes SA                                         1,162,813   4,311,718       0.1%
    Tim Participacoes SA ADR                                        30,030     553,753       0.0%
    Ultrapar Participacoes SA                                      394,184   9,410,867       0.1%
    Ultrapar Participacoes SA Sponsored ADR                        254,308   6,075,418       0.1%
    Vale SA                                                      3,249,364  31,884,747       0.5%
#   Vale SA Sponsored ADR                                        1,665,739  16,307,580       0.2%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                            PERCENTAGE
                                                                   SHARES      VALUE++    OF NET ASSETS**
                                                                 ----------- ------------ ---------------
BRAZIL -- (Continued)
    WEG SA                                                           346,687 $  2,255,219       0.0%
                                                                             ------------       ---
TOTAL BRAZIL                                                                  318,380,461       4.7%
                                                                             ------------       ---
CHILE -- (1.4%)
    AES Gener SA                                                   2,528,093      873,930       0.0%
    Aguas Andinas SA Class A                                       4,770,656    3,110,730       0.1%
#   Banco de Chile ADR                                                52,712    4,855,829       0.1%
    Banco de Credito e Inversiones                                    75,898    5,103,215       0.1%
    Banco Santander Chile ADR                                        227,071    7,102,781       0.1%
    Cencosud SA                                                    1,525,618    4,552,027       0.1%
    Cia Cervecerias Unidas SA                                        109,017    1,552,463       0.0%
    Cia Cervecerias Unidas SA Sponsored ADR                           95,396    2,716,878       0.1%
    Colbun SA                                                     13,146,998    3,077,206       0.1%
    Embotelladora Andina SA Class A ADR                                1,533       40,778       0.0%
    Embotelladora Andina SA Class B ADR                               22,761      695,576       0.0%
    Empresa Nacional de Telecomunicaciones SA                         68,121      787,829       0.0%
    Empresas CMPC SA                                               2,386,070    7,641,879       0.1%
    Empresas COPEC SA                                                553,034    8,517,212       0.1%
    Enel Americas SA ADR                                             853,477    9,046,857       0.1%
    Enel Chile SA                                                    626,473    3,689,926       0.1%
    Enel Generacion Chile SA                                       1,772,218    1,553,635       0.0%
    Enel Generacion Chile SA ADR                                     152,864    3,959,178       0.1%
    Itau CorpBanca(45033E105)                                         30,902      425,830       0.0%
    Itau CorpBanca(BYT25P4)                                      256,541,921    2,413,934       0.0%
#   Latam Airlines Group SA Sponsored ADR                            628,966    8,541,358       0.1%
    SACI Falabella                                                   918,716    8,805,565       0.1%
    Sociedad Quimica y Minera de Chile SA Sponsored ADR              153,936    9,196,137       0.1%
                                                                             ------------       ---
TOTAL CHILE                                                                    98,260,753       1.5%
                                                                             ------------       ---
CHINA -- (17.3%)
*   58.com, Inc. ADR                                                  61,405    4,124,574       0.1%
    AAC Technologies Holdings, Inc.                                  634,000   11,625,732       0.2%
    Agile Group Holdings, Ltd.                                       178,000      259,694       0.0%
    Agricultural Bank of China, Ltd. Class H                      18,363,000    8,648,843       0.1%
    Air China, Ltd. Class H                                        2,890,000    2,755,620       0.0%
#*  Alibaba Group Holding, Ltd. Sponsored ADR                        649,851  120,150,951       1.8%
#*  Alibaba Pictures Group, Ltd.                                   8,470,000    1,379,619       0.0%
#*  Aluminum Corp. of China, Ltd. ADR                                107,180    2,135,026       0.0%
    Angang Steel Co., Ltd. Class H                                   928,000      813,504       0.0%
    Anhui Conch Cement Co., Ltd. Class H                             985,500    4,221,579       0.1%
    Anta Sports Products, Ltd.                                     1,125,000    5,031,970       0.1%
    AviChina Industry & Technology Co., Ltd. Class H                 624,000      362,436       0.0%
#   BAIC Motor Corp., Ltd. Class H                                 1,725,000    2,021,956       0.0%
*   Baidu, Inc. Sponsored ADR                                        125,340   30,575,440       0.5%
    Bank of China, Ltd. Class H                                   47,544,181   23,760,810       0.4%
    Bank of Communications Co., Ltd. Class H                       4,927,515    3,719,945       0.1%
#   BBMG Corp. Class H                                             1,527,500      762,285       0.0%
    Beijing Capital International Airport Co., Ltd. Class H        1,756,000    2,883,567       0.0%
    Beijing Enterprises Holdings, Ltd.                               478,972    2,847,612       0.0%
    Beijing Enterprises Water Group, Ltd.                          4,292,000    3,606,678       0.1%
    Brilliance China Automotive Holdings, Ltd.                     1,498,000    3,796,125       0.1%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                          PERCENTAGE
                                                                   SHARES     VALUE++   OF NET ASSETS**
                                                                 ---------- ----------- ---------------
CHINA -- (Continued)
#   Byd Co., Ltd. Class H                                           547,386 $ 4,786,198       0.1%
    BYD Electronic International Co., Ltd.                          547,000   1,483,280       0.0%
    Central China Securities Co., Ltd. Class H                      580,000     267,141       0.0%
    CGN Power Co., Ltd. Class H                                   6,045,000   1,775,829       0.0%
    China Cinda Asset Management Co., Ltd. Class H                8,319,000   3,232,705       0.1%
    China CITIC Bank Corp., Ltd. Class H                          5,756,928   3,709,454       0.1%
#   China Coal Energy Co., Ltd. Class H                           2,164,777     991,476       0.0%
    China Communications Construction Co., Ltd. Class H           4,861,000   5,904,151       0.1%
    China Communications Services Corp., Ltd. Class H             2,194,000   1,331,496       0.0%
    China Construction Bank Corp. Class H                        62,246,590  55,630,710       0.8%
#   China Eastern Airlines Corp., Ltd.                                2,200      56,056       0.0%
    China Eastern Airlines Corp., Ltd. Class H                    1,734,000     880,760       0.0%
    China Everbright Bank Co., Ltd. Class H                       3,311,000   1,562,932       0.0%
    China Everbright International, Ltd.                          2,508,000   3,538,424       0.1%
#*  China Evergrande Group                                        4,670,000  18,013,843       0.3%
    China Galaxy Securities Co., Ltd. Class H                     2,202,000   1,921,177       0.0%
    China Gas Holdings, Ltd.                                      1,904,000   5,788,392       0.1%
#*  China Hongqiao Group, Ltd.                                    2,662,000   3,196,755       0.1%
    China Huarong Asset Management Co., Ltd. Class H              4,606,000   2,166,680       0.0%
*   China Huishan Dairy Holdings Co., Ltd.                        2,888,000       2,888       0.0%
#   China International Capital Corp., Ltd. Class H                 486,400   1,002,977       0.0%
    China International Marine Containers Group Co., Ltd.
      Class H                                                       346,600     690,972       0.0%
    China Jinmao Holdings Group, Ltd.                               760,000     341,546       0.0%
#   China Life Insurance Co., Ltd. ADR                              741,713  12,364,356       0.2%
    China Longyuan Power Group Corp., Ltd. Class H                3,255,000   2,413,877       0.0%
    China Medical System Holdings, Ltd.                             530,000     980,037       0.0%
    China Mengniu Dairy Co., Ltd.                                 2,016,000   5,586,741       0.1%
    China Merchants Bank Co., Ltd. Class H                        2,685,054  10,253,302       0.2%
    China Merchants Port Holdings Co., Ltd.                       1,560,099   4,880,254       0.1%
    China Minsheng Banking Corp., Ltd. Class H                    3,354,500   3,249,566       0.1%
    China Mobile, Ltd.                                              172,500   1,735,068       0.0%
#   China Mobile, Ltd. Sponsored ADR                                918,178  46,322,080       0.7%
    China Molybdenum Co., Ltd. Class H                            2,028,966   1,320,702       0.0%
    China Oilfield Services, Ltd. Class H                         1,632,000   1,448,776       0.0%
    China Overseas Land & Investment, Ltd.                        5,600,000  18,183,289       0.3%
    China Pacific Insurance Group Co., Ltd. Class H               1,255,200   6,197,938       0.1%
    China Petroleum & Chemical Corp. ADR                            132,615   9,765,747       0.2%
    China Petroleum & Chemical Corp. Class H                     11,600,800   8,518,679       0.1%
    China Railway Construction Corp., Ltd. Class H                2,681,500   3,367,522       0.1%
    China Railway Group, Ltd. Class H                             3,186,000   2,560,917       0.0%
    China Railway Signal & Communication Corp., Ltd. Class H      1,100,000     866,281       0.0%
    China Reinsurance Group Corp. Class H                           570,000     126,520       0.0%
    China Resources Beer Holdings Co., Ltd.                       1,613,611   4,656,948       0.1%
    China Resources Gas Group, Ltd.                               1,108,000   4,058,644       0.1%
    China Resources Land, Ltd.                                    3,234,666   9,653,819       0.1%
    China Resources Power Holdings Co., Ltd.                      1,954,517   3,758,685       0.1%
    China Shenhua Energy Co., Ltd. Class H                        2,188,000   5,234,282       0.1%
    China Southern Airlines Co., Ltd. Class H                     2,638,000   1,950,333       0.0%
    China Southern Airlines Co., Ltd. Sponsored ADR                  14,306     529,036       0.0%
#   China State Construction International Holdings, Ltd.         2,324,250   3,265,721       0.1%
    China Taiping Insurance Holdings Co., Ltd.                    1,234,906   4,072,414       0.1%
    China Telecom Corp., Ltd. ADR                                    56,720   2,856,986       0.0%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                          PERCENTAGE
                                                                   SHARES     VALUE++   OF NET ASSETS**
                                                                 ---------- ----------- ---------------
CHINA -- (Continued)
    China Telecom Corp., Ltd. Class H                             4,088,000 $ 2,050,125       0.0%
*   China Unicom Hong Kong, Ltd.                                  4,706,000   6,677,150       0.1%
*   China Unicom Hong Kong, Ltd. ADR                                574,180   8,113,163       0.1%
    China Vanke Co., Ltd. Class H                                 1,284,900   4,573,905       0.1%
    Chongqing Rural Commercial Bank Co., Ltd. Class H             4,350,000   2,957,130       0.0%
    CITIC Securities Co., Ltd. Class H                            1,511,000   3,357,283       0.1%
    CITIC, Ltd.                                                   3,285,000   4,812,311       0.1%
    CNOOC, Ltd. Sponsored ADR                                       104,426  14,275,034       0.2%
*   COSCO SHIPPING Development Co., Ltd. Class H                  2,657,000     596,236       0.0%
#*  COSCO SHIPPING Holdings Co., Ltd. Class H                     1,437,000     788,617       0.0%
    COSCO SHIPPING Ports, Ltd.                                    1,053,786   1,221,219       0.0%
    Country Garden Holdings Co., Ltd.                             8,761,686  13,889,101       0.2%
    CRRC Corp., Ltd. Class H                                      1,879,000   1,854,030       0.0%
    CSPC Pharmaceutical Group, Ltd.                               4,882,000   8,493,376       0.1%
#*  Ctrip.com International, Ltd. ADR                               203,112   9,727,034       0.1%
    Dali Foods Group Co., Ltd.                                      240,500     186,275       0.0%
    Dalian Port PDA Co., Ltd. Class H                             1,495,000     260,826       0.0%
*   Datang International Power Generation Co., Ltd. Class H       3,068,000   1,034,600       0.0%
    Dongfeng Motor Group Co., Ltd. Class H                        2,526,000   3,467,414       0.1%
    ENN Energy Holdings, Ltd.                                       786,000   5,767,910       0.1%
#   Everbright Securities Co., Ltd. Class H                          77,600     107,126       0.0%
    Fosun International, Ltd.                                     2,542,222   6,307,273       0.1%
#   Fullshare Holdings, Ltd.                                      4,900,000   2,097,197       0.0%
    Fuyao Glass Industry Group Co., Ltd. Class H                    341,200   1,301,114       0.0%
#   Geely Automobile Holdings, Ltd.                               4,750,000  14,729,132       0.2%
    GF Securities Co., Ltd. Class H                                 755,600   1,611,401       0.0%
    Great Wall Motor Co., Ltd. Class H                            3,764,500   4,783,550       0.1%
    Guangdong Investment, Ltd.                                    2,736,000   3,963,940       0.1%
    Guangshen Railway Co., Ltd. Sponsored ADR                        27,717     804,347       0.0%
    Guangzhou Automobile Group Co., Ltd. Class H                    974,259   2,422,804       0.0%
    Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd.
      Class H                                                        98,000     344,250       0.0%
    Guangzhou R&F Properties Co., Ltd. Class H                    2,458,800   5,242,941       0.1%
    Haier Electronics Group Co., Ltd.                             1,403,000   3,699,390       0.1%
    Haitian International Holdings, Ltd.                            530,000   1,587,121       0.0%
    Haitong Securities Co., Ltd. Class H                          2,196,800   3,477,975       0.1%
*   Hanergy Thin Film Power Group, Ltd.                           5,416,000      27,581       0.0%
    Hengan International Group Co., Ltd.                            853,000   8,411,744       0.1%
#   Huadian Power International Corp., Ltd. Class H               1,738,000     722,043       0.0%
    Huaneng Power International, Inc. Class H                     1,598,000   1,068,725       0.0%
#   Huaneng Power International, Inc. Sponsored ADR                  34,452     916,423       0.0%
    Huatai Securities Co., Ltd. Class H                             933,000   2,015,269       0.0%
    Huishang Bank Corp., Ltd. Class H                               728,000     368,503       0.0%
    Industrial & Commercial Bank of China, Ltd. Class H          56,271,185  44,773,013       0.7%
*   JD.com, Inc. ADR                                                277,240  10,402,045       0.2%
    Jiangsu Expressway Co., Ltd. Class H                          1,356,000   2,078,991       0.0%
    Jiangxi Copper Co., Ltd. Class H                              1,127,000   1,799,544       0.0%
    Kingboard Chemical Holdings, Ltd.                               557,500   3,308,236       0.1%
    Kingboard Laminates Holdings, Ltd.                              177,500     298,292       0.0%
    Kunlun Energy Co., Ltd.                                       6,128,000   5,683,004       0.1%
    Lee & Man Paper Manufacturing, Ltd.                             687,000     839,285       0.0%
    Legend Holdings Corp. Class H                                   293,200     770,941       0.0%
    Lenovo Group, Ltd.                                           10,021,278   5,813,098       0.1%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                          PERCENTAGE
                                                                  SHARES     VALUE++    OF NET ASSETS**
                                                                 --------- ------------ ---------------
CHINA -- (Continued)
#   Logan Property Holdings Co., Ltd.                              658,000 $    609,569       0.0%
    Longfor Properties Co., Ltd.                                 2,266,500    5,294,372       0.1%
*   Maanshan Iron & Steel Co., Ltd. Class H                        650,000      305,454       0.0%
    Metallurgical Corp. of China, Ltd. Class H                   2,232,000      738,809       0.0%
    Minth Group, Ltd.                                              444,000    2,398,689       0.0%
*   Momo, Inc. Sponsored ADR                                        77,282    2,354,783       0.0%
    NetEase, Inc. ADR                                               73,351   20,679,114       0.3%
    New China Life Insurance Co., Ltd. Class H                     449,400    2,813,410       0.0%
    New Oriental Education & Technology Group, Inc. Sponsored
      ADR                                                           59,486    4,951,615       0.1%
    Nine Dragons Paper Holdings, Ltd.                            1,888,000    3,470,141       0.1%
    People's Insurance Co. Group of China, Ltd. (The) Class H    6,782,000    3,227,937       0.1%
#   PetroChina Co., Ltd. ADR                                       125,562    8,224,311       0.1%
    PetroChina Co., Ltd. Class H                                 3,056,000    1,997,702       0.0%
    PICC Property & Casualty Co., Ltd. Class H                   4,342,132    8,616,916       0.1%
    Ping An Insurance Group Co. of China, Ltd. Class H           4,622,500   40,622,247       0.6%
#*  Semiconductor Manufacturing International Corp.              4,567,100    7,007,910       0.1%
#*  Semiconductor Manufacturing International Corp. ADR             15,278      115,960       0.0%
#*  Shanghai Electric Group Co., Ltd. Class H                    1,866,000      846,968       0.0%
    Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H          292,500    1,461,141       0.0%
    Shanghai Pharmaceuticals Holding Co., Ltd. Class H             493,100    1,274,680       0.0%
#   Shengjing Bank Co., Ltd. Class H                               244,500      191,237       0.0%
    Shenzhou International Group Holdings, Ltd.                    574,000    4,904,970       0.1%
    Shimao Property Holdings, Ltd.                               3,034,871    6,361,622       0.1%
    Sino Biopharmaceutical, Ltd.                                 5,247,000    6,135,735       0.1%
    Sino-Ocean Group Holding, Ltd.                                 162,000      105,794       0.0%
    Sinopec Engineering Group Co., Ltd. Class H                  1,280,000    1,098,019       0.0%
#*  Sinopec Oilfield Service Corp. Class H                       1,818,000      312,637       0.0%
    Sinopec Shanghai Petrochemical Co., Ltd. Class H             3,763,000    2,244,530       0.0%
    Sinopec Shanghai Petrochemical Co., Ltd. Sponsored ADR           7,418      448,759       0.0%
    Sinopharm Group Co., Ltd. Class H                            1,224,000    5,480,467       0.1%
    Sun Art Retail Group, Ltd.                                   3,039,500    3,072,269       0.1%
    Sunac China Holdings, Ltd.                                   1,235,000    6,292,171       0.1%
    Sunny Optical Technology Group Co., Ltd.                       536,000    7,861,740       0.1%
    TAL Education Group ADR                                        120,130    3,303,575       0.1%
    Tencent Holdings, Ltd.                                       4,551,400  204,563,081       3.0%
    Tingyi Cayman Islands Holding Corp.                          2,860,000    4,509,808       0.1%
    Travelsky Technology, Ltd. Class H                             725,000    1,879,117       0.0%
    Tsingtao Brewery Co., Ltd. Class H                             256,000    1,072,048       0.0%
*   Vipshop Holdings, Ltd. ADR                                     414,458    3,274,218       0.1%
    Want Want China Holdings, Ltd.                               6,644,000    5,439,599       0.1%
#*  Weibo Corp. Sponsored ADR                                       15,192    1,407,539       0.0%
    Weichai Power Co., Ltd. Class H                              3,416,800    4,254,682       0.1%
#   Xinjiang Goldwind Science & Technology Co., Ltd. Class H       520,519      659,752       0.0%
    Yanzhou Coal Mining Co., Ltd. Class H                          718,000      716,630       0.0%
#   Yanzhou Coal Mining Co., Ltd. Sponsored ADR                     37,269      368,218       0.0%
*   Yum China Holdings, Inc.                                       190,608    7,691,033       0.1%
*   YY, Inc. ADR                                                    27,049    2,444,959       0.0%
    Zhejiang Expressway Co., Ltd. Class H                        1,570,000    1,941,534       0.0%
    Zhuzhou CRRC Times Electric Co., Ltd. Class H                  447,000    2,616,267       0.0%
#   Zijin Mining Group Co., Ltd. Class H                         7,523,000    2,603,400       0.0%
#   Zoomlion Heavy Industry Science and Technology Co., Ltd.
      Class H                                                    1,589,400      771,274       0.0%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                            PERCENTAGE
                                                                  SHARES      VALUE++     OF NET ASSETS**
                                                                 --------- -------------- ---------------
CHINA -- (Continued)
*   ZTE Corp. Class H                                              401,685 $    1,395,599       0.0%
                                                                           --------------      ----
TOTAL CHINA                                                                 1,182,251,376      17.6%
                                                                           --------------      ----
COLOMBIA -- (0.4%)
    Banco de Bogota SA                                              48,186      1,016,926       0.0%
    Bancolombia SA                                                 331,749      3,075,335       0.1%
    Bancolombia SA Sponsored ADR                                   140,271      5,295,230       0.1%
    Cementos Argos SA                                              347,610      1,268,378       0.0%
    Ecopetrol SA                                                 3,327,922      1,821,466       0.0%
#   Ecopetrol SA Sponsored ADR                                     220,479      2,445,112       0.0%
    Empresa de Energia de Bogota SA ESP                          1,368,492        897,468       0.0%
    Grupo Argos SA                                                 146,698        956,752       0.0%
    Grupo Aval Acciones y Valores SA                               112,983        940,019       0.0%
    Grupo de Inversiones Suramericana SA                           289,609      3,676,698       0.1%
    Grupo Nutresa SA                                               189,883      1,686,573       0.0%
    Interconexion Electrica SA ESP                                 613,721      2,687,255       0.1%
                                                                           --------------      ----
TOTAL COLOMBIA                                                                 25,767,212       0.4%
                                                                           --------------      ----
CZECH REPUBLIC -- (0.2%)
    CEZ A.S.                                                       335,340      7,353,102       0.1%
    Komercni banka A.S.                                             71,629      3,079,779       0.1%
    O2 Czech Republic A.S.                                          70,083        853,419       0.0%
    Philip Morris CR A.S.                                              755        558,646       0.0%
    Unipetrol A.S.                                                  98,077      1,673,787       0.0%
                                                                           --------------      ----
TOTAL CZECH REPUBLIC                                                           13,518,733       0.2%
                                                                           --------------      ----
EGYPT -- (0.1%)
    Commercial International Bank Egypt S.A.E. GDR(201712205)      142,858        652,147       0.0%
#   Commercial International Bank Egypt S.A.E. GDR(566828901)    1,400,823      6,394,500       0.1%
    Egyptian Financial Group-Hermes Holding Co. GDR(268425402)      22,886         60,877       0.0%
    Egyptian Financial Group-Hermes Holding Co. GDR(710232901)      13,986         37,228       0.0%
                                                                           --------------      ----
TOTAL EGYPT                                                                     7,144,752       0.1%
                                                                           --------------      ----
GREECE -- (0.2%)
*   Alpha Bank AE                                                  105,217        209,795       0.0%
*   Eurobank Ergasias SA                                               331            271       0.0%
*   FF Group                                                        20,041        419,878       0.0%
    Hellenic Petroleum SA                                          112,224        990,947       0.0%
    Hellenic Telecommunications Organization SA                    340,319      4,044,179       0.1%
    JUMBO SA                                                       168,373      2,706,567       0.0%
    Motor Oil Hellas Corinth Refineries SA                          96,253      2,304,857       0.0%
*   National Bank of Greece SA                                     128,189         42,398       0.0%
    OPAP SA                                                        278,698      3,122,621       0.1%
    Titan Cement Co. SA                                             61,385      1,483,597       0.0%
                                                                           --------------      ----
TOTAL GREECE                                                                   15,325,110       0.2%
                                                                           --------------      ----
HUNGARY -- (0.5%)
    MOL Hungarian Oil & Gas P.L.C.                               1,229,109     14,719,415       0.2%
    OTP Bank P.L.C.                                                362,066     14,596,946       0.2%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
HUNGARY -- (Continued)
    Richter Gedeon Nyrt                                            117,849 $ 2,931,442       0.1%
                                                                           -----------       ---
TOTAL HUNGARY                                                               32,247,803       0.5%
                                                                           -----------       ---
INDIA -- (11.8%)
*   5Paisa Capital, Ltd.                                             4,048      16,329       0.0%
    ABB India, Ltd.                                                 33,317     713,393       0.0%
    ACC, Ltd.                                                       59,837   1,671,909       0.0%
    Adani Ports & Special Economic Zone, Ltd.                      932,153   6,204,971       0.1%
*   Adani Transmissions, Ltd.                                       46,467     149,320       0.0%
*   Aditya Birla Capital, Ltd.                                     324,352     890,611       0.0%
*   Aditya Birla Fashion and Retail, Ltd.                          524,465   1,266,139       0.0%
    Alkem Laboratories, Ltd.                                         6,502     187,178       0.0%
    Ambuja Cements, Ltd.                                           756,954   3,289,469       0.1%
    Apollo Hospitals Enterprise, Ltd.                               72,638   1,163,451       0.0%
    Ashok Leyland, Ltd.                                          2,765,773   5,605,555       0.1%
    Asian Paints, Ltd.                                             474,671   8,676,261       0.1%
    Aurobindo Pharma, Ltd.                                         625,132   7,355,605       0.1%
    Axis Bank, Ltd.                                              1,468,325  11,917,066       0.2%
    Bajaj Auto, Ltd.                                               125,057   6,299,723       0.1%
    Bajaj Finance, Ltd.                                            382,190  10,627,051       0.2%
    Bajaj Finserv, Ltd.                                             70,539   5,504,364       0.1%
    Bajaj Holdings & Investment, Ltd.                               59,968   2,760,800       0.0%
    Balkrishna Industries, Ltd.                                      8,407     222,741       0.0%
    Bank of Baroda                                                 763,423   2,007,836       0.0%
*   Bank of India                                                   88,407     262,305       0.0%
    Berger Paints India, Ltd.                                      347,022   1,436,807       0.0%
    Bharat Electronics, Ltd.                                       726,004   2,064,577       0.0%
    Bharat Forge, Ltd.                                             451,506   4,928,480       0.1%
    Bharat Heavy Electricals, Ltd.                               1,533,737   2,322,126       0.0%
    Bharat Petroleum Corp., Ltd.                                   794,100   6,630,570       0.1%
    Bharti Airtel, Ltd.                                          1,820,147  14,005,459       0.2%
    Bharti Infratel, Ltd.                                          729,923   4,987,709       0.1%
    Biocon, Ltd.                                                   121,818     676,808       0.0%
    Bosch, Ltd.                                                      8,153   2,645,842       0.0%
    Britannia Industries, Ltd.                                      26,712   1,910,999       0.0%
    Cadila Healthcare, Ltd.                                        362,605   2,813,880       0.0%
    Canara Bank                                                    210,998   1,327,324       0.0%
    Castrol India, Ltd.                                            123,940     765,765       0.0%
    Cholamandalam Investment and Finance Co., Ltd.                  62,791   1,115,058       0.0%
    Cipla, Ltd.                                                    536,514   5,190,547       0.1%
    Coal India, Ltd.                                               666,119   2,953,291       0.1%
    Colgate-Palmolive India, Ltd.                                  131,724   2,161,813       0.0%
    Container Corp. Of India, Ltd.                                  68,913   1,469,314       0.0%
    CRISIL, Ltd.                                                     7,945     220,747       0.0%
    Cummins India, Ltd.                                             95,747   1,338,102       0.0%
    Dabur India, Ltd.                                              743,476   3,826,721       0.1%
    Dalmia Bharat, Ltd.                                             26,093   1,209,359       0.0%
    Dewan Housing Finance Corp., Ltd.                              212,017   2,102,205       0.0%
    Divi's Laboratories, Ltd.                                      147,169   2,004,490       0.0%
    DLF, Ltd.                                                      457,260   1,425,640       0.0%
    Dr Reddy's Laboratories, Ltd.                                   71,015   2,649,292       0.0%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
INDIA -- (Continued)
#   Dr Reddy's Laboratories, Ltd. ADR                              148,465 $ 5,399,672       0.1%
    Edelweiss Financial Services, Ltd.                             467,047   2,029,281       0.0%
    Eicher Motors, Ltd.                                             20,610  10,257,531       0.2%
    Emami, Ltd.                                                     90,332   1,760,108       0.0%
    Exide Industries, Ltd.                                         375,923   1,217,372       0.0%
    Federal Bank, Ltd.                                           1,802,607   3,397,030       0.1%
*   Future Retail, Ltd.                                             58,006     465,450       0.0%
    GAIL India, Ltd.                                               643,479   4,622,571       0.1%
    GAIL India, Ltd. GDR                                            38,388   1,691,348       0.0%
    Gillette India, Ltd.                                               153      14,102       0.0%
    GlaxoSmithKline Consumer Healthcare, Ltd.                       13,803   1,081,414       0.0%
    GlaxoSmithKline Pharmaceuticals, Ltd.                           13,217     525,122       0.0%
    Glenmark Pharmaceuticals, Ltd.                                 302,977   2,895,825       0.0%
    Godrej Consumer Products, Ltd.                                 337,726   4,870,017       0.1%
    Godrej Industries, Ltd.                                         71,533     653,925       0.0%
    Grasim Industries, Ltd.                                        231,681   4,401,787       0.1%
    Gruh Finance, Ltd.                                              92,408     713,499       0.0%
    Havells India, Ltd.                                            270,419   2,027,571       0.0%
    HCL Technologies, Ltd.                                       1,037,065  13,697,140       0.2%
    HDFC Bank, Ltd.                                              1,441,144  40,301,596       0.6%
    Hero MotoCorp, Ltd.                                            102,635   6,114,317       0.1%
    Hindalco Industries, Ltd.                                    3,109,168  12,861,970       0.2%
    Hindustan Petroleum Corp., Ltd.                                939,293   6,481,681       0.1%
    Hindustan Unilever, Ltd.                                     1,148,145  21,969,730       0.3%
    Housing Development Finance Corp., Ltd.                      1,501,415  39,446,931       0.6%
    ICICI Bank, Ltd.                                               967,335   4,533,186       0.1%
    ICICI Bank, Ltd. Sponsored ADR                               1,135,139  10,386,517       0.2%
    Idea Cellular, Ltd.                                          4,707,987   6,746,232       0.1%
    IDFC Bank, Ltd.                                              2,131,525   1,863,938       0.0%
    IIFL Holdings, Ltd.                                            101,212     961,467       0.0%
    Indiabulls Housing Finance, Ltd.                               699,664  13,442,923       0.2%
    Indian Oil Corp., Ltd.                                       1,048,841   6,734,396       0.1%
    IndusInd Bank, Ltd.                                            270,851   6,819,485       0.1%
    Infosys, Ltd.                                                1,886,232  26,860,653       0.4%
#   Infosys, Ltd. Sponsored ADR                                    847,888  12,591,137       0.2%
    InterGlobe Aviation, Ltd.                                       20,781     400,896       0.0%
    ITC, Ltd.                                                    4,896,443  20,115,143       0.3%
    JSW Steel, Ltd.                                              3,529,388  14,153,501       0.2%
    Kansai Nerolac Paints, Ltd.                                     37,920     302,757       0.0%
    Kotak Mahindra Bank, Ltd.                                      692,947  10,990,368       0.2%
    L&T Finance Holdings, Ltd.                                     584,335   1,819,935       0.0%
    Larsen & Toubro, Ltd.                                          544,770  10,298,645       0.2%
    LIC Housing Finance, Ltd.                                      817,984   7,573,570       0.1%
    Lupin, Ltd.                                                    355,461   5,634,146       0.1%
    Mahindra & Mahindra Financial Services, Ltd.                   410,358   2,745,150       0.0%
    Mahindra & Mahindra, Ltd.                                      460,091   9,567,170       0.1%
    Mangalore Refinery & Petrochemicals, Ltd.                      285,511     632,420       0.0%
    Marico, Ltd.                                                   748,884   3,648,499       0.1%
    Maruti Suzuki India, Ltd.                                      138,331  17,567,551       0.3%
    Max Financial Services, Ltd.                                    11,034      99,641       0.0%
    Motherson Sumi Systems, Ltd.                                   864,629   4,864,834       0.1%
    Motilal Oswal Financial Services, Ltd.                          26,177     554,934       0.0%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
INDIA -- (Continued)
    MRF, Ltd.                                                        2,969 $ 3,051,035       0.1%
    Muthoot Finance, Ltd.                                          188,334   1,435,205       0.0%
    Natco Pharma, Ltd.                                               5,022      75,492       0.0%
    NBCC India, Ltd.                                                84,858     343,231       0.0%
    Nestle India, Ltd.                                              37,106   4,126,875       0.1%
    NHPC, Ltd.                                                   2,269,230   1,004,529       0.0%
    NTPC, Ltd.                                                   1,577,791   4,398,851       0.1%
    Oil & Natural Gas Corp., Ltd.                                1,209,513   3,573,903       0.1%
    Oil India, Ltd.                                                286,752   1,635,294       0.0%
    Oracle Financial Services Software, Ltd.                        27,493   1,482,206       0.0%
    Page Industries, Ltd.                                            3,784   1,157,269       0.0%
    Petronet LNG, Ltd.                                           1,094,125   4,394,354       0.1%
    Pidilite Industries, Ltd.                                      196,824   2,376,093       0.0%
    Piramal Enterprises, Ltd.                                      115,727   4,895,664       0.1%
    Power Finance Corp., Ltd.                                    1,772,112   3,815,367       0.1%
    Power Grid Corp. of India, Ltd.                              1,666,135   5,450,962       0.1%
    Procter & Gamble Hygiene & Health Care, Ltd.                    10,367   1,388,503       0.0%
*   Punjab National Bank                                           627,033   1,914,323       0.0%
    Rajesh Exports, Ltd.                                           146,511   1,769,497       0.0%
    Ramco Cements, Ltd. (The)                                       41,801     463,787       0.0%
    Reliance Capital, Ltd.                                         174,706   1,554,524       0.0%
*   Reliance Home Finance, Ltd.                                    174,706     232,640       0.0%
    Reliance Industries, Ltd.                                    3,083,335  44,979,899       0.7%
    Rural Electrification Corp., Ltd.                            1,952,124   5,234,139       0.1%
    Shree Cement, Ltd.                                              10,928   3,179,722       0.1%
    Shriram City Union Finance, Ltd.                                 1,315      46,820       0.0%
    Shriram Transport Finance Co., Ltd.                            246,328   4,457,367       0.1%
    Siemens, Ltd.                                                   50,501     991,481       0.0%
    State Bank of India                                          1,702,560   8,060,544       0.1%
*   Steel Authority of India, Ltd.                                 893,340   1,072,576       0.0%
    Sun Pharmaceutical Industries, Ltd.                          1,256,320  10,721,933       0.2%
    Sun TV Network, Ltd.                                           150,070   1,986,258       0.0%
    Sundaram Finance, Ltd.                                          23,010     618,814       0.0%
    Tata Communications, Ltd.                                       65,684     696,609       0.0%
    Tata Consultancy Services, Ltd.                                702,461  28,417,240       0.4%
*   Tata Motors, Ltd.                                            1,650,833  10,931,645       0.2%
*   Tata Motors, Ltd. Sponsored ADR                                 41,094   1,346,239       0.0%
    Tata Power Co., Ltd. (The)                                   2,105,165   2,770,055       0.0%
    Tata Steel, Ltd.                                             1,031,799  11,217,315       0.2%
    Tech Mahindra, Ltd.                                            966,990   7,209,039       0.1%
    Titan Co., Ltd.                                                333,216   3,290,427       0.1%
    Torrent Pharmaceuticals, Ltd.                                   94,358   1,847,594       0.0%
    TVS Motor Co., Ltd.                                            153,935   1,724,239       0.0%
    Ultratech Cement, Ltd.                                          79,522   5,407,641       0.1%
    United Breweries, Ltd.                                          96,720   1,532,990       0.0%
*   United Spirits, Ltd.                                            63,590   2,996,886       0.1%
    UPL, Ltd.                                                      812,040  10,030,451       0.2%
    Vakrangee, Ltd.                                                152,986   1,327,849       0.0%
    Vedanta, Ltd.                                                3,450,645  17,722,576       0.3%
    Voltas, Ltd.                                                   103,766     909,949       0.0%
    Whirlpool of India, Ltd.                                           508      10,758       0.0%
    Wipro, Ltd.                                                  1,757,751   8,007,089       0.1%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                           PERCENTAGE
                                                                   SHARES     VALUE++    OF NET ASSETS**
                                                                 ---------- ------------ ---------------
INDIA -- (Continued)
    Yes Bank, Ltd.                                                2,274,564 $ 11,068,539       0.2%
    Zee Entertainment Enterprises, Ltd.                             571,111    4,794,674       0.1%
                                                                            ------------      ----
TOTAL INDIA                                                                  806,930,047      12.0%
                                                                            ------------      ----
INDONESIA -- (2.6%)
    Adaro Energy Tbk PT                                          51,295,200    6,903,044       0.1%
    AKR Corporindo Tbk PT                                         1,603,000      880,747       0.0%
    Astra Agro Lestari Tbk PT                                     1,294,744    1,391,541       0.0%
    Astra International Tbk PT                                   27,259,810   16,079,648       0.2%
    Bank Central Asia Tbk PT                                     13,354,500   20,571,814       0.3%
    Bank Danamon Indonesia Tbk PT                                 5,999,479    2,256,817       0.0%
    Bank Mandiri Persero Tbk PT                                  25,018,334   12,994,570       0.2%
    Bank Negara Indonesia Persero Tbk PT                         13,121,822    7,355,690       0.1%
    Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT          2,117,700      382,579       0.0%
    Bank Rakyat Indonesia Persero Tbk PT                         14,166,200   16,298,207       0.3%
    Bank Tabungan Negara Persero Tbk PT                           4,998,800    1,017,249       0.0%
*   Barito Pacific Tbk PT                                         2,893,300      431,026       0.0%
*   Bayan Resources Tbk PT                                           79,500       64,316       0.0%
    Bumi Serpong Damai Tbk PT                                    15,150,000    1,922,858       0.0%
    Charoen Pokphand Indonesia Tbk PT                            12,097,200    2,943,931       0.1%
    Ciputra Development Tbk PT                                    1,797,746      160,413       0.0%
    Gudang Garam Tbk PT                                             789,700    4,075,520       0.1%
    Indocement Tunggal Prakarsa Tbk PT                            2,133,500    3,530,278       0.1%
    Indofood CBP Sukses Makmur Tbk PT                             3,456,800    2,243,689       0.0%
    Indofood Sukses Makmur Tbk PT                                12,979,900    7,847,033       0.1%
    Indosat Tbk PT                                                1,720,800      761,231       0.0%
    Jasa Marga Persero Tbk PT                                     3,871,113    1,855,336       0.0%
    Kalbe Farma Tbk PT                                           30,284,700    3,572,754       0.1%
    Matahari Department Store Tbk PT                              2,898,700    1,837,362       0.0%
    Mayora Indah Tbk PT                                          19,567,525    2,958,124       0.1%
    Media Nusantara Citra Tbk PT                                 12,079,200    1,389,122       0.0%
    Mitra Keluarga Karyasehat Tbk PT                              2,215,000      303,806       0.0%
    Pakuwon Jati Tbk PT                                          46,392,900    2,154,469       0.0%
    Perusahaan Gas Negara Persero Tbk                            17,096,300    2,319,682       0.0%
    Semen Baturaja Persero Tbk PT                                 1,298,200      267,057       0.0%
    Semen Indonesia Persero Tbk PT                                5,688,100    4,569,996       0.1%
    Sinar Mas Agro Resources & Technology Tbk PT                  1,116,500      317,033       0.0%
    Surya Citra Media Tbk PT                                     10,406,100    1,650,149       0.0%
    Tambang Batubara Bukit Asam Persero Tbk PT                    1,188,400    1,005,740       0.0%
    Telekomunikasi Indonesia Persero Tbk PT                      39,175,700   11,688,728       0.2%
    Telekomunikasi Indonesia Persero Tbk PT Sponsored ADR           196,768    5,910,911       0.1%
    Tower Bersama Infrastructure Tbk PT                           2,551,800    1,282,281       0.0%
    Unilever Indonesia Tbk PT                                     2,121,800    7,759,687       0.1%
    United Tractors Tbk PT                                        4,686,596   11,977,427       0.2%
    Waskita Karya Persero Tbk PT                                 12,223,279    1,910,780       0.0%
*   XL Axiata Tbk PT                                             10,781,100    2,687,200       0.1%
                                                                            ------------      ----
TOTAL INDONESIA                                                              177,529,845       2.6%
                                                                            ------------      ----
MALAYSIA -- (2.7%)
    Affin Holdings Bhd                                              741,300      448,213       0.0%
    AirAsia Bhd                                                   5,747,300    4,535,383       0.1%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                          PERCENTAGE
                                                                   SHARES     VALUE++   OF NET ASSETS**
                                                                 ---------- ----------- ---------------
MALAYSIA -- (Continued)
    Alliance Bank Malaysia Bhd                                    1,073,400 $   935,442       0.0%
    AMMB Holdings Bhd                                             3,743,259   3,785,475       0.1%
    Astro Malaysia Holdings Bhd                                   2,488,700   1,651,939       0.0%
#   Axiata Group Bhd                                              3,971,711   5,057,748       0.1%
    Batu Kawan Bhd                                                  105,400     492,967       0.0%
    BIMB Holdings Bhd                                             1,182,855   1,226,725       0.0%
    Boustead Holdings Bhd                                           264,800     188,848       0.0%
    British American Tobacco Malaysia Bhd                           236,000   2,185,860       0.0%
    CIMB Group Holdings Bhd                                       5,958,610   8,641,990       0.1%
    Dialog Group Bhd                                              1,968,818   1,051,363       0.0%
    DiGi.Com Bhd                                                  5,587,720   6,599,304       0.1%
#   Felda Global Ventures Holdings Bhd                            1,828,100     824,532       0.0%
    Fraser & Neave Holdings Bhd                                       6,700      40,070       0.0%
    Gamuda Bhd                                                    1,878,400   2,329,487       0.0%
#   Genting Bhd                                                   5,555,700  11,875,769       0.2%
#   Genting Malaysia Bhd                                          2,883,000   3,426,685       0.1%
    Genting Plantations Bhd                                         378,500     954,936       0.0%
#   HAP Seng Consolidated Bhd                                     1,066,700   2,339,137       0.0%
    Hartalega Holdings Bhd                                        1,106,800   1,993,381       0.0%
    Hong Leong Bank Bhd                                             733,066   2,759,922       0.1%
    Hong Leong Financial Group Bhd                                  747,883   2,950,914       0.1%
#   IHH Healthcare Bhd                                            1,468,500   1,956,841       0.0%
    IJM Corp. Bhd                                                 5,595,662   4,216,416       0.1%
    IOI Corp. Bhd                                                 4,158,205   4,381,929       0.1%
    IOI Properties Group Bhd                                      2,843,429   1,337,566       0.0%
    Kuala Lumpur Kepong Bhd                                         453,300   2,634,976       0.1%
#   Lafarge Malaysia Bhd                                            251,580     413,812       0.0%
    Malayan Banking Bhd                                           4,845,851  10,588,191       0.2%
    Malaysia Airports Holdings Bhd                                1,240,841   2,426,054       0.0%
#   Malaysia Building Society Bhd                                   967,200     253,492       0.0%
    Maxis Bhd                                                     2,881,400   4,048,840       0.1%
    MISC Bhd                                                      2,381,098   3,905,653       0.1%
    MMC Corp. Bhd                                                 1,817,400     854,229       0.0%
#   My EG Services Bhd                                            3,146,800   1,627,930       0.0%
    Petronas Chemicals Group Bhd                                  3,567,800   6,211,036       0.1%
    Petronas Dagangan Bhd                                           351,300   1,988,306       0.0%
#   Petronas Gas Bhd                                                890,500   3,794,730       0.1%
    PPB Group Bhd                                                   937,800   3,718,636       0.1%
    Press Metal Aluminium Holdings Bhd                            1,771,200   1,853,420       0.0%
    Public Bank Bhd                                               3,656,014  17,667,806       0.3%
    QL Resources Bhd                                                502,190     461,478       0.0%
    RHB Bank Bhd                                                  1,590,705   1,908,763       0.0%
    Sapura Energy Bhd                                            13,106,700   4,960,007       0.1%
    Sime Darby Bhd                                                3,018,761   6,560,691       0.1%
#   SP Setia Bhd Group                                            1,018,486     787,441       0.0%
#   Sunway Bhd                                                    2,693,625   1,100,085       0.0%
    Telekom Malaysia Bhd                                          1,435,664   2,154,292       0.0%
    Tenaga Nasional Bhd                                           4,375,250  15,501,980       0.2%
    Top Glove Corp. Bhd                                           1,101,700   1,665,215       0.0%
*   UMW Holdings Bhd                                              1,406,766   1,741,300       0.0%
    United Plantations Bhd                                           49,700     321,963       0.0%
    Westports Holdings Bhd                                        1,553,100   1,362,482       0.0%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                           PERCENTAGE
                                                                   SHARES     VALUE++    OF NET ASSETS**
                                                                 ---------- ------------ ---------------
MALAYSIA -- (Continued)
    YTL Corp. Bhd                                                16,754,199 $  5,026,272       0.1%
    YTL Power International Bhd                                   3,241,097      995,194       0.0%
                                                                            ------------       ---
TOTAL MALAYSIA                                                               184,723,116       2.8%
                                                                            ------------       ---
MEXICO -- (4.0%)
#   Alfa S.A.B. de C.V. Class A                                   9,902,054   10,340,168       0.2%
    America Movil S.A.B. de C.V. Series L                        48,207,854   41,565,106       0.6%
    America Movil S.A.B. de C.V. Series L ADR                       109,448    1,873,750       0.0%
    Arca Continental S.A.B. de C.V.                                 824,241    5,245,512       0.1%
#*  Cemex S.A.B. de C.V.                                         19,131,714   15,557,444       0.2%
*   Cemex S.A.B. de C.V. Sponsored ADR                            1,766,143   14,323,416       0.2%
    Coca-Cola Femsa S.A.B. de C.V. Series L                         503,694    3,404,944       0.1%
#   Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR                     41,940    2,870,374       0.0%
#   El Puerto de Liverpool S.A.B. de C.V. Class C1                  272,661    1,861,093       0.0%
#   Fomento Economico Mexicano S.A.B. de C.V.                     1,602,272   13,957,800       0.2%
    Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR           5,197      456,037       0.0%
    Gruma S.A.B. de C.V. Class B                                    573,607    7,528,615       0.1%
    Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR              15,027    1,426,363       0.0%
    Grupo Aeroportuario del Pacifico S.A.B. de C.V. Class B         404,642    3,847,442       0.1%
#   Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR               35,972    6,431,434       0.1%
    Grupo Bimbo S.A.B. de C.V. Series A                           2,700,652    6,253,052       0.1%
#   Grupo Carso S.A.B. de C.V. Series A1                            936,360    3,034,956       0.1%
    Grupo Elektra S.A.B. de C.V.                                    117,419    4,705,579       0.1%
    Grupo Financiero Banorte S.A.B. de C.V. Class O               2,973,402   17,618,552       0.3%
#   Grupo Financiero Inbursa S.A.B. de C.V. Class O               4,602,443    7,917,304       0.1%
    Grupo Financiero Santander Mexico S.A.B. de C.V. Class B      3,869,534    6,503,130       0.1%
    Grupo Financiero Santander Mexico S.A.B. de C.V. Class B ADR     64,027      539,107       0.0%
#   Grupo Lala S.A.B. de C.V.                                     1,192,370    1,841,568       0.0%
#   Grupo Mexico S.A.B. de C.V. Series B                          6,360,255   20,684,700       0.3%
#   Grupo Televisa S.A.B. Series CPO                              3,641,138   15,938,258       0.2%
    Grupo Televisa S.A.B. Sponsored ADR                             135,493    2,965,942       0.0%
#*  Impulsora del Desarrollo y El Empleo en America Latina
      S.A.B. de C.V.                                              2,356,506    4,288,523       0.1%
    Industrias Penoles S.A.B. de C.V.                               353,762    8,248,157       0.1%
    Infraestructura Energetica Nova S.A.B. de C.V.                  982,114    5,010,015       0.1%
#   Kimberly-Clark de Mexico S.A.B. de C.V. Class A               2,348,560    4,040,085       0.1%
*   La Comer S.A.B. de C.V.                                         115,297      111,859       0.0%
#   Megacable Holdings S.A.B. de C.V.                               189,676      751,511       0.0%
    Mexichem S.A.B. de C.V.                                       3,030,320    7,805,088       0.1%
*   Organizacion Soriana S.A.B. de C.V. Class B                   1,096,976    2,300,178       0.0%
#   Promotora y Operadora de Infraestructura S.A.B. de
      C.V.(2393388)                                                 420,380    3,997,302       0.1%
    Promotora y Operadora de Infraestructura S.A.B. de
      C.V.(BP85573)                                                   3,236       24,203       0.0%
    Wal-Mart de Mexico S.A.B. de C.V.                             7,198,435   16,115,213       0.2%
                                                                            ------------       ---
TOTAL MEXICO                                                                 271,383,780       4.0%
                                                                            ------------       ---
PERU -- (0.3%)
    Cementos Pacasmayo SAA ADR                                       11,959      152,362       0.0%
    Cia de Minas Buenaventura SAA ADR                               139,674    1,926,104       0.0%
    Credicorp, Ltd.                                                  78,885   16,521,674       0.3%
*   Grana y Montero SAA Sponsored ADR                               108,988      490,446       0.0%
                                                                            ------------       ---
TOTAL PERU                                                                    19,090,586       0.3%
                                                                            ------------       ---

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                          PERCENTAGE
                                                                   SHARES     VALUE++   OF NET ASSETS**
                                                                 ---------- ----------- ---------------
PHILIPPINES -- (1.3%)
    Aboitiz Equity Ventures, Inc.                                 2,290,670 $ 3,327,457       0.1%
    Aboitiz Power Corp.                                           2,219,900   1,827,722       0.0%
*   Alliance Global Group, Inc.                                   9,307,400   2,887,099       0.0%
    Ayala Corp.                                                     314,587   6,277,617       0.1%
    Ayala Land, Inc.                                              9,575,518   8,020,074       0.1%
    Bank of the Philippine Islands                                1,018,023   1,934,509       0.0%
    BDO Unibank, Inc.                                             1,992,542   5,309,581       0.1%
    DMCI Holdings, Inc.                                          10,645,700   3,162,047       0.1%
*   DoubleDragon Properties Corp.                                   297,600     233,504       0.0%
    Emperador, Inc.                                               1,850,900     258,213       0.0%
    Energy Development Corp.                                      3,763,713     420,946       0.0%
    Globe Telecom, Inc.                                              58,490   2,314,816       0.0%
    GT Capital Holdings, Inc.                                       128,550   2,941,089       0.1%
    International Container Terminal Services, Inc.               1,287,400   2,636,717       0.0%
    JG Summit Holdings, Inc.                                      2,507,850   3,739,575       0.1%
    Jollibee Foods Corp.                                            695,840   3,360,116       0.1%
    LT Group, Inc.                                                5,022,600   1,749,667       0.0%
    Manila Electric Co.                                             387,830   2,192,443       0.0%
    Megaworld Corp.                                              19,621,500   2,025,857       0.0%
    Metro Pacific Investments Corp.                              22,603,200   2,978,923       0.1%
    Metropolitan Bank & Trust Co.                                 1,016,195   1,705,247       0.0%
*   Philippine National Bank                                        158,348     179,339       0.0%
    PLDT, Inc.                                                       87,155   2,890,368       0.1%
#   PLDT, Inc. Sponsored ADR                                         59,031   1,951,565       0.0%
    Puregold Price Club, Inc.                                     1,734,500   1,713,825       0.0%
    Robinsons Land Corp.                                          3,244,300   1,587,293       0.0%
    Robinsons Retail Holdings, Inc.                                 557,560   1,048,186       0.0%
    San Miguel Corp.                                              1,404,830   2,804,469       0.0%
    Security Bank Corp.                                             215,470   1,027,093       0.0%
    Semirara Mining & Power Corp.                                 2,116,000   1,741,834       0.0%
    SM Investments Corp.                                            264,833   4,904,675       0.1%
    SM Prime Holdings, Inc.                                       9,223,910   6,617,359       0.1%
*   Top Frontier Investment Holdings, Inc.                           42,789     247,137       0.0%
    Universal Robina Corp.                                        1,282,840   3,550,643       0.1%
                                                                            -----------       ---
TOTAL PHILIPPINES                                                            89,567,005       1.3%
                                                                            -----------       ---
POLAND -- (1.8%)
*   Alior Bank SA                                                   163,227   3,242,367       0.1%
*   AmRest Holdings SE                                                  344      33,368       0.0%
    Bank Handlowy w Warszawie SA                                     46,054     941,778       0.0%
*   Bank Millennium SA                                            1,265,401   2,773,376       0.0%
    Bank Pekao SA                                                   232,319   7,591,232       0.1%
    Bank Zachodni WBK SA                                             47,100   4,725,732       0.1%
    Budimex SA                                                        1,258      64,473       0.0%
    CCC SA                                                           36,838   2,762,288       0.0%
    CD Projekt SA                                                    86,768   2,874,026       0.1%
#   Cyfrowy Polsat SA                                               412,395   2,872,422       0.0%
    Enea SA                                                         154,249     590,257       0.0%
    Grupa Azoty SA                                                   88,176   1,767,947       0.0%
#   Grupa Lotos SA                                                  352,784   6,397,536       0.1%
#*  ING Bank Slaski SA                                               39,956   2,173,674       0.0%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                          PERCENTAGE
                                                                  SHARES     VALUE++    OF NET ASSETS**
                                                                 --------- ------------ ---------------
POLAND -- (Continued)
*   Jastrzebska Spolka Weglowa SA                                  109,985 $  2,957,822       0.1%
    KGHM Polska Miedz SA                                           387,719   13,105,253       0.2%
    KRUK SA                                                          1,152       88,280       0.0%
    LPP SA                                                           1,669    3,930,834       0.1%
*   mBank SA                                                        29,442    3,722,852       0.1%
#*  Orange Polska SA                                             1,139,817    1,756,390       0.0%
*   PGE Polska Grupa Energetyczna SA                             2,607,697    9,349,984       0.1%
    Polski Koncern Naftowy Orlen SA                                649,675   22,978,685       0.3%
    Polskie Gornictwo Naftowe i Gazownictwo SA                   2,283,734    4,196,751       0.1%
*   Powszechna Kasa Oszczednosci Bank Polski SA                  1,052,603   11,203,183       0.2%
    Powszechny Zaklad Ubezpieczen SA                               808,411   10,433,057       0.2%
    Synthos SA                                                     889,961    1,204,788       0.0%
*   Tauron Polska Energia SA                                     2,675,765    2,587,174       0.0%
                                                                           ------------       ---
TOTAL POLAND                                                                126,325,529       1.9%
                                                                           ------------       ---
RUSSIA -- (1.6%)
    Gazprom PJSC Sponsored ADR                                   3,488,260   14,983,521       0.2%
*   Lenta, Ltd. GDR(BJ621Y903)                                      30,830      194,532       0.0%
*   Lenta, Ltd. GDR(52634T200)                                     106,863      674,306       0.0%
    Lukoil PJSC Sponsored ADR                                      225,119   11,957,955       0.2%
    Magnitogorsk Iron & Steel Works PJSC Sponsored GDR             197,103    1,920,609       0.0%
*   Mail.Ru Group, Ltd. GDR                                         35,553    1,155,472       0.0%
    MegaFon PJSC GDR                                               139,778    1,460,887       0.0%
    MMC Norilsk Nickel PJSC ADR(BYSW6D901)                         406,377    7,478,167       0.1%
    MMC Norilsk Nickel PJSC ADR(55315J102)                          36,191      667,977       0.0%
    Novatek PJSC GDR                                                61,847    7,058,944       0.1%
    Novolipetsk Steel PJSC GDR                                     123,601    2,849,610       0.1%
    PhosAgro PJSC GDR                                               76,363    1,049,943       0.0%
    Rosneft Oil Co. PJSC GDR                                       833,683    4,570,770       0.1%
    Rostelecom PJSC Sponsored ADR(778529107)                        20,806      150,844       0.0%
    Rostelecom PJSC Sponsored ADR(B114RM901)                        78,867      554,394       0.0%
    RusHydro PJSC ADR(BYZ5W4903)                                 1,329,772    1,780,668       0.0%
    RusHydro PJSC ADR(782183404)                                    12,131       16,619       0.0%
    Sberbank of Russia PJSC Sponsored ADR                        1,818,206   26,095,273       0.4%
    Severstal PJSC GDR                                             211,364    3,223,643       0.1%
    Tatneft PJSC Sponsored ADR                                     200,455    9,023,587       0.1%
    VEON, Ltd.                                                     221,245      865,068       0.0%
    VTB Bank PJSC GDR(46630Q202)                                 1,647,605    3,410,542       0.1%
    VTB Bank PJSC GDR(B1W7FX909)                                 1,358,280    2,811,959       0.0%
*   X5 Retail Group NV GDR                                          78,490    3,225,939       0.1%
                                                                           ------------       ---
TOTAL RUSSIA                                                                107,181,229       1.6%
                                                                           ------------       ---
SOUTH AFRICA -- (7.1%)
*   Anglo American Platinum, Ltd.                                  119,560    3,327,076       0.1%
    AngloGold Ashanti, Ltd. Sponsored ADR                        1,637,102   15,225,049       0.2%
    Aspen Pharmacare Holdings, Ltd.                                574,874   12,989,042       0.2%
    AVI, Ltd.                                                      429,602    2,995,466       0.0%
    Barclays Africa Group, Ltd.                                  1,655,908   16,403,521       0.2%
    Bid Corp., Ltd.                                                778,465   17,118,151       0.3%
    Bidvest Group, Ltd. (The)                                      816,938    9,918,617       0.1%
#*  Brait SE                                                       434,686    1,624,838       0.0%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                          PERCENTAGE
                                                                  SHARES     VALUE++    OF NET ASSETS**
                                                                 --------- ------------ ---------------
SOUTH AFRICA -- (Continued)
    Capitec Bank Holdings, Ltd.                                     88,443 $  5,881,285       0.1%
    Clicks Group, Ltd.                                             378,720    4,241,849       0.1%
    Discovery, Ltd.                                                779,542    8,086,479       0.1%
    Distell Group, Ltd.                                             65,088      597,565       0.0%
    Exxaro Resources, Ltd.                                         371,212    3,772,307       0.1%
    FirstRand, Ltd.                                              4,730,180   17,169,759       0.3%
    Foschini Group, Ltd. (The)                                      76,526      733,501       0.0%
    Gold Fields, Ltd. Sponsored ADR                              3,351,777   13,306,555       0.2%
#*  Impala Platinum Holdings, Ltd.                                 504,893    1,400,960       0.0%
    Imperial Holdings, Ltd.                                        583,684    8,371,203       0.1%
    Investec, Ltd.                                                 964,772    6,579,655       0.1%
#   Kumba Iron Ore, Ltd.                                           164,394    3,162,866       0.0%
    Liberty Holdings, Ltd.                                         341,000    2,680,652       0.0%
    Life Healthcare Group Holdings, Ltd.                         3,462,168    6,418,940       0.1%
    MMI Holdings, Ltd.                                           2,540,559    3,375,567       0.1%
    Mondi, Ltd.                                                    279,338    6,700,623       0.1%
    Mr. Price Group, Ltd.                                          523,254    6,485,280       0.1%
    MTN Group, Ltd.                                              3,775,818   32,785,832       0.5%
    Naspers, Ltd. Class N                                          407,281   99,226,886       1.5%
    Nedbank Group, Ltd.                                            731,525   10,720,332       0.2%
    NEPI Rockcastle P.L.C.                                         344,559    4,796,547       0.1%
    Netcare, Ltd.                                                2,844,264    5,007,437       0.1%
    Novus Holdings, Ltd.                                           140,870       69,933       0.0%
    Pick n Pay Stores, Ltd.                                        261,842    1,098,101       0.0%
    Pioneer Foods Group, Ltd.                                      230,922    1,940,720       0.0%
    PSG Group, Ltd.                                                161,662    3,001,251       0.0%
    Sanlam, Ltd.                                                 3,042,227   15,227,449       0.2%
    Sappi, Ltd.                                                  1,584,765   10,612,386       0.2%
    Sasol, Ltd.                                                    146,080    4,268,133       0.1%
    Sasol, Ltd. Sponsored ADR                                      777,405   22,630,260       0.3%
    Shoprite Holdings, Ltd.                                        951,195   13,617,324       0.2%
    Sibanye-Sillwater                                            1,489,715    1,928,638       0.0%
    SPAR Group, Ltd. (The)                                         284,382    3,347,266       0.1%
    Standard Bank Group, Ltd.                                    2,023,352   23,495,927       0.4%
#   Steinhoff International Holdings NV                          3,713,530   16,120,765       0.2%
    Telkom SA SOC, Ltd.                                            963,003    3,606,958       0.1%
    Tiger Brands, Ltd.                                             296,871    8,108,042       0.1%
    Truworths International, Ltd.                                  979,184    5,216,953       0.1%
#   Vodacom Group, Ltd.                                            750,143    8,152,504       0.1%
    Woolworths Holdings, Ltd.                                    2,502,184    9,979,816       0.1%
                                                                           ------------       ---
TOTAL SOUTH AFRICA                                                          483,526,266       7.2%
                                                                           ------------       ---
SOUTH KOREA -- (17.6%)
    Amorepacific Corp.                                              35,738   10,027,802       0.2%
#   AMOREPACIFIC Group                                              45,012    5,772,187       0.1%
    BGF retail Co., Ltd.                                            38,514    2,719,201       0.0%
    BNK Financial Group, Inc.                                      503,774    4,469,837       0.1%
#*  Celltrion, Inc.                                                 84,397   13,046,837       0.2%
    Cheil Worldwide, Inc.                                           73,456    1,364,531       0.0%
#   CJ CGV Co., Ltd.                                                18,162    1,129,688       0.0%
    CJ CheilJedang Corp.                                            23,555    7,707,837       0.1%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                       PERCENTAGE
                                                                 SHARES    VALUE++   OF NET ASSETS**
                                                                 ------- ----------- ---------------
SOUTH KOREA -- (Continued)
    CJ Corp.                                                      44,364 $ 7,396,190       0.1%
    CJ E&M Corp.                                                  37,668   2,843,952       0.0%
*   CJ Logistics Corp.                                            14,275   2,000,792       0.0%
    CJ O Shopping Co., Ltd.                                        2,962     523,066       0.0%
    Com2uSCorp                                                    12,702   1,513,940       0.0%
    Cosmax, Inc.                                                     393      48,811       0.0%
    Coway Co., Ltd.                                               80,403   6,990,133       0.1%
#   Cuckoo Electronics Co., Ltd.                                   2,015     270,943       0.0%
    Daelim Industrial Co., Ltd.                                   56,037   4,176,399       0.1%
*   Daewoo Engineering & Construction Co., Ltd.                  199,915   1,313,590       0.0%
*   Daewoo Shipbuilding & Marine Engineering Co., Ltd.            16,540     270,906       0.0%
    DGB Financial Group, Inc.                                    327,013   3,050,076       0.1%
    Dongbu Insurance Co., Ltd.                                   143,180   9,014,188       0.1%
    Dongkuk Steel Mill Co., Ltd.                                  50,693     491,896       0.0%
    Dongsuh Cos., Inc.                                            23,739     582,802       0.0%
    Dongwon Systems Corp.                                          4,834     208,958       0.0%
    Doosan Corp.                                                  21,369   2,558,827       0.0%
#   Doosan Heavy Industries & Construction Co., Ltd.             183,881   2,877,226       0.0%
#*  Doosan Infracore Co., Ltd.                                   466,032   3,850,719       0.1%
    E-MART, Inc.                                                  40,862   8,179,723       0.1%
    Grand Korea Leisure Co., Ltd.                                 38,572     964,422       0.0%
    Green Cross Corp.                                              4,303     810,729       0.0%
    Green Cross Holdings Corp.                                    22,011     744,123       0.0%
#*  GS Engineering & Construction Corp.                          101,174   2,349,524       0.0%
    GS Holdings Corp.                                            180,713  10,700,057       0.2%
    GS Home Shopping, Inc.                                         4,597     863,217       0.0%
    GS Retail Co., Ltd.                                           55,466   1,653,709       0.0%
    Hana Financial Group, Inc.                                   584,969  25,035,987       0.4%
#*  Hanjin Kal Corp.                                              42,067     813,052       0.0%
    Hankook Tire Co., Ltd.                                       156,490   7,553,090       0.1%
#*  Hanmi Pharm Co., Ltd.                                          7,664   3,172,830       0.1%
#*  Hanmi Science Co., Ltd.                                       14,080   1,154,164       0.0%
    Hanon Systems                                                291,582   3,391,822       0.1%
    Hanssem Co., Ltd.                                             16,476   2,509,038       0.0%
    Hanwha Chemical Corp.                                        222,590   6,063,423       0.1%
    Hanwha Corp.                                                 178,504   7,122,560       0.1%
    Hanwha Life Insurance Co., Ltd.                              602,838   4,259,416       0.1%
#*  Hanwha Techwin Co.,Ltd.                                       73,861   2,531,743       0.0%
    Hite Jinro Co., Ltd.                                          52,663   1,251,720       0.0%
    Hotel Shilla Co., Ltd.                                        38,111   2,666,539       0.0%
*   Hugel, Inc.                                                    3,549   1,361,808       0.0%
    Hyosung Corp.                                                 62,471   7,507,876       0.1%
#*  Hyundai Construction Equipment Co., Ltd.                       3,388   1,133,287       0.0%
    Hyundai Department Store Co., Ltd.                            36,583   2,987,555       0.1%
    Hyundai Development Co-Engineering & Construction            118,792   4,256,365       0.1%
    Hyundai Elevator Co., Ltd.                                    10,664     521,766       0.0%
    Hyundai Engineering & Construction Co., Ltd.                 198,086   6,701,075       0.1%
    Hyundai Glovis Co., Ltd.                                      32,379   4,369,959       0.1%
    Hyundai Greenfood Co., Ltd.                                   63,538     907,003       0.0%
*   Hyundai Heavy Industries Co., Ltd.                            39,291   5,495,498       0.1%
    Hyundai Home Shopping Network Corp.                            8,843     963,712       0.0%
    Hyundai Marine & Fire Insurance Co., Ltd.                    191,326   7,751,924       0.1%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                       PERCENTAGE
                                                                 SHARES    VALUE++   OF NET ASSETS**
                                                                 ------- ----------- ---------------
SOUTH KOREA -- (Continued)
#*  Hyundai Merchant Marine Co., Ltd.                            121,088 $   799,946       0.0%
#*  Hyundai Mipo Dockyard Co., Ltd.                               23,665   2,295,289       0.0%
    Hyundai Mobis Co., Ltd.                                       74,326  17,686,287       0.3%
    Hyundai Motor Co.                                            181,576  26,122,725       0.4%
*   Hyundai Robotics Co., Ltd.                                    29,529  11,916,222       0.2%
*   Hyundai Rotem Co., Ltd.                                       38,614     676,445       0.0%
    Hyundai Steel Co.                                            201,846  10,373,916       0.2%
#   Hyundai Wia Corp.                                             31,002   1,786,558       0.0%
    Iljin Materials Co., Ltd.                                     17,651     509,168       0.0%
    Industrial Bank of Korea                                     468,370   6,417,256       0.1%
    Innocean Worldwide, Inc.                                       3,114     213,617       0.0%
#   IS Dongseo Co., Ltd.                                          27,962     862,821       0.0%
*   Jeil Pharmaceutical Co., Ltd.                                  2,282     128,753       0.0%
    Kakao Corp.                                                   26,225   3,373,928       0.1%
    Kangwon Land, Inc.                                           113,549   3,480,509       0.1%
    KB Financial Group, Inc.                                     382,135  19,979,647       0.3%
#   KB Financial Group, Inc. ADR                                  89,380   4,693,344       0.1%
    KCC Corp.                                                     11,620   4,049,104       0.1%
#   KEPCO Plant Service & Engineering Co., Ltd.                   27,560   1,016,983       0.0%
    Kia Motors Corp.                                             609,598  19,295,378       0.3%
    KIWOOM Securities Co., Ltd.                                   22,357   1,431,501       0.0%
    Kolon Industries, Inc.                                        33,244   2,248,559       0.0%
#*  Komipharm International Co., Ltd.                             28,759   1,030,218       0.0%
#   Korea Aerospace Industries, Ltd.                              98,940   5,022,439       0.1%
    Korea Electric Power Corp.                                   240,177   8,420,502       0.1%
#   Korea Electric Power Corp. Sponsored ADR                     130,759   2,303,974       0.0%
*   Korea Gas Corp.                                               48,786   1,781,783       0.0%
    Korea Investment Holdings Co., Ltd.                           80,004   4,528,844       0.1%
#   Korea Kolmar Co., Ltd.                                        20,573   1,521,900       0.0%
    Korea Petrochemical Ind Co., Ltd.                              9,082   2,030,263       0.0%
    Korea Zinc Co., Ltd.                                          10,814   4,946,604       0.1%
*   Korean Air Lines Co., Ltd.                                   153,221   4,337,456       0.1%
    Korean Reinsurance Co.                                       163,445   1,634,145       0.0%
    KT Corp. Sponsored ADR                                        95,200   1,369,928       0.0%
    KT&G Corp.                                                   126,044  11,935,837       0.2%
#   Kumho Petrochemical Co., Ltd.                                 36,428   2,258,349       0.0%
#*  Kumho Tire Co., Inc.                                         189,087   1,106,910       0.0%
    LG Chem, Ltd.                                                 48,566  17,510,787       0.3%
    LG Corp.                                                     132,158  10,161,598       0.2%
#   LG Display Co., Ltd.                                         525,059  13,735,843       0.2%
#   LG Display Co., Ltd. ADR                                     808,137  10,497,700       0.2%
    LG Electronics, Inc.                                         183,420  14,931,562       0.2%
    LG Household & Health Care, Ltd.                              13,908  14,617,053       0.2%
    LG Innotek Co., Ltd.                                          19,841   3,054,783       0.1%
    LG International Corp.                                        23,266     603,817       0.0%
    LG Uplus Corp.                                               430,773   4,946,415       0.1%
    LIG Nex1 Co., Ltd.                                            11,058     709,786       0.0%
#   Loen Entertainment, Inc.                                       7,273     691,267       0.0%
    Lotte Chemical Corp.                                          44,383  14,659,678       0.2%
    Lotte Chilsung Beverage Co., Ltd.                                 60      74,166       0.0%
*   Lotte Confectionery Co., Ltd.                                    237      39,280       0.0%
    Lotte Corp.                                                   28,714   1,911,835       0.0%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                        PERCENTAGE
                                                                 SHARES    VALUE++    OF NET ASSETS**
                                                                 ------- ------------ ---------------
SOUTH KOREA -- (Continued)
    LOTTE Himart Co., Ltd.                                        14,752 $    976,525       0.0%
    Lotte Shopping Co., Ltd.                                      20,703    4,160,862       0.1%
    LS Corp.                                                      33,839    2,389,305       0.0%
    LS Industrial Systems Co., Ltd.                               29,951    1,603,830       0.0%
#   Macquarie Korea Infrastructure Fund                          568,196    4,321,287       0.1%
#   Mando Corp.                                                   19,537    5,702,791       0.1%
    Medy-Tox, Inc.                                                 6,364    2,408,968       0.0%
    Meritz Financial Group, Inc.                                 117,954    1,717,645       0.0%
    Meritz Fire & Marine Insurance Co., Ltd.                     129,467    2,971,237       0.1%
    Meritz Securities Co., Ltd.                                  635,200    2,530,879       0.0%
    Mirae Asset Daewoo Co., Ltd.                                 456,755    4,144,890       0.1%
    NAVER Corp.                                                   37,790   30,204,488       0.5%
    NCSoft Corp.                                                  13,274    5,060,646       0.1%
    Nexen Tire Corp.                                              99,808    1,145,381       0.0%
    NH Investment & Securities Co., Ltd.                         216,131    2,714,394       0.0%
*   NHN Entertainment Corp.                                       13,146      805,826       0.0%
#   NongShim Co., Ltd.                                             4,477    1,390,272       0.0%
#   OCI Co., Ltd.                                                 31,064    3,138,376       0.1%
*   Orion Corp.                                                   33,727    3,198,049       0.1%
    Ottogi Corp.                                                   1,053      713,689       0.0%
*   Pan Ocean Co., Ltd.                                          431,074    2,024,995       0.0%
#   Paradise Co., Ltd.                                            62,375    1,119,744       0.0%
#   Poongsan Corp.                                                35,857    1,572,606       0.0%
    POSCO                                                         72,961   21,267,067       0.3%
    POSCO Sponsored ADR                                          109,096    7,961,826       0.1%
#   POSCO Chemtech Co., Ltd.                                      20,052      502,520       0.0%
    Posco Daewoo Corp.                                            85,173    1,477,705       0.0%
    S-1 Corp.                                                     27,474    2,248,217       0.0%
    S-Oil Corp.                                                   52,102    5,990,135       0.1%
    Samsung C&T Corp.                                             72,932    9,648,075       0.2%
    Samsung Card Co., Ltd.                                        59,683    1,955,574       0.0%
    Samsung Electro-Mechanics Co., Ltd.                           64,645    6,015,067       0.1%
    Samsung Electronics Co., Ltd.                                102,618  252,964,114       3.8%
    Samsung Electronics Co., Ltd. GDR                             52,509   64,740,101       1.0%
#*  Samsung Engineering Co., Ltd.                                 89,281      973,409       0.0%
    Samsung Fire & Marine Insurance Co., Ltd.                     54,328   13,256,688       0.2%
*   Samsung Heavy Industries Co., Ltd.                           480,671    5,065,987       0.1%
    Samsung Life Insurance Co., Ltd.                              79,853    9,627,424       0.2%
    Samsung SDI Co., Ltd.                                         73,914   13,618,537       0.2%
    Samsung SDS Co., Ltd.                                         33,828    6,263,762       0.1%
    Samsung Securities Co., Ltd.                                 134,259    4,270,379       0.1%
    Seoul Semiconductor Co., Ltd.                                 42,827    1,051,226       0.0%
    SFA Engineering Corp.                                         28,906    1,052,359       0.0%
    Shinhan Financial Group Co., Ltd.                            490,366   22,026,353       0.3%
#   Shinhan Financial Group Co., Ltd. ADR                         91,504    4,142,386       0.1%
    Shinsegae, Inc.                                               16,087    3,288,619       0.1%
#   SK Chemicals Co., Ltd.                                        30,297    2,000,441       0.0%
    SK Holdings Co., Ltd.                                         62,844   16,262,176       0.2%
    SK Hynix, Inc.                                               821,484   60,570,209       0.9%
    SK Innovation Co., Ltd.                                       89,604   16,437,023       0.3%
#   SK Materials Co., Ltd.                                         9,016    1,511,315       0.0%
    SK Networks Co., Ltd.                                        248,832    1,478,529       0.0%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                             PERCENTAGE
                                                                   SHARES      VALUE++     OF NET ASSETS**
                                                                 ---------- -------------- ---------------
SOUTH KOREA -- (Continued)
    SK Telecom Co., Ltd.                                             22,141 $    5,227,045       0.1%
    SK Telecom Co., Ltd. ADR                                         24,883        650,442       0.0%
    SKC Co., Ltd.                                                    45,410      1,613,245       0.0%
#   SPC Samlip Co., Ltd.                                              3,031        372,238       0.0%
    Ssangyong Cement Industrial Co., Ltd.                            47,392        685,638       0.0%
    Taekwang Industrial Co., Ltd.                                        15         15,279       0.0%
#*  Taihan Electric Wire Co., Ltd.                                  154,853        175,688       0.0%
#   Tongyang Life Insurance Co., Ltd.                                88,773        701,364       0.0%
*   WONIK IPS Co., Ltd.                                               6,099        198,080       0.0%
    Woori Bank                                                      670,604      9,813,752       0.2%
#   Woori Bank Sponsored ADR                                          3,193        140,173       0.0%
    Young Poong Corp.                                                   703        699,572       0.0%
    Youngone Corp.                                                   47,419      1,457,407       0.0%
#   Yuhan Corp.                                                       9,477      1,726,754       0.0%
#*  Yungjin Pharmaceutical Co., Ltd.                                 60,994        484,337       0.0%
                                                                            --------------      ----
TOTAL SOUTH KOREA                                                            1,203,347,650      17.9%
                                                                            --------------      ----
TAIWAN -- (15.1%)
    Accton Technology Corp.                                         624,000      2,012,051       0.0%
#   Acer, Inc.                                                    5,739,811      2,970,217       0.1%
    Advanced Semiconductor Engineering, Inc.                     14,704,564     17,777,425       0.3%
    Advanced Semiconductor Engineering, Inc. ADR                     39,953        246,110       0.0%
#   Advantech Co., Ltd.                                             471,663      3,223,229       0.1%
    Airtac International Group                                      132,518      2,148,101       0.0%
    Asia Cement Corp.                                             4,383,758      3,911,475       0.1%
#   Asia Optical Co., Inc.                                           86,000        351,321       0.0%
*   Asia Pacific Telecom Co., Ltd.                                3,398,000      1,124,861       0.0%
    Asustek Computer, Inc.                                        1,223,180     10,592,850       0.2%
#   AU Optronics Corp.                                           29,102,873     11,925,414       0.2%
#   AU Optronics Corp. Sponsored ADR                                326,626      1,342,433       0.0%
#   Casetek Holdings, Ltd.                                          313,000      1,173,719       0.0%
    Catcher Technology Co., Ltd.                                  1,354,429     14,415,085       0.2%
    Cathay Financial Holding Co., Ltd.                            8,878,450     14,670,911       0.2%
#   Chailease Holding Co., Ltd.                                   2,471,840      6,376,225       0.1%
    Chang Hwa Commercial Bank, Ltd.                               9,752,283      5,287,509       0.1%
#   Cheng Shin Rubber Industry Co., Ltd.                          3,327,965      6,568,741       0.1%
    Chicony Electronics Co., Ltd.                                 1,111,664      2,784,286       0.0%
*   China Airlines, Ltd.                                          9,417,536      3,841,822       0.1%
    China Development Financial Holding Corp.                    25,907,121      7,942,456       0.1%
    China Life Insurance Co., Ltd.                                3,471,014      3,268,516       0.1%
    China Motor Corp.                                               992,000        888,300       0.0%
#   China Steel Corp.                                            16,140,932     13,143,630       0.2%
    Chipbond Technology Corp.                                       797,000      1,555,465       0.0%
#   Chroma ATE, Inc.                                                336,000      1,638,658       0.0%
    Chunghwa Precision Test Tech Co., Ltd.                           25,000        909,174       0.0%
    Chunghwa Telecom Co., Ltd.                                    1,693,000      5,781,928       0.1%
#   Chunghwa Telecom Co., Ltd. Sponsored ADR                        269,298      9,161,518       0.1%
    Compal Electronics, Inc.                                     10,369,541      7,634,779       0.1%
#   Compeq Manufacturing Co., Ltd.                                2,066,000      2,430,899       0.0%
    CTBC Financial Holding Co., Ltd.                             21,062,175     13,485,308       0.2%
    CTCI Corp.                                                    1,199,000      1,858,874       0.0%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                          PERCENTAGE
                                                                   SHARES     VALUE++   OF NET ASSETS**
                                                                 ---------- ----------- ---------------
TAIWAN -- (Continued)
    Delta Electronics, Inc.                                       2,282,486 $10,982,539       0.2%
    E Ink Holdings, Inc.                                          1,253,000   1,750,183       0.0%
    E.Sun Financial Holding Co., Ltd.                            16,121,745   9,813,103       0.2%
    Eclat Textile Co., Ltd.                                         258,402   3,089,259       0.1%
    Elite Material Co., Ltd.                                        434,000   1,728,384       0.0%
#   Ennoconn Corp.                                                   62,000     883,122       0.0%
*   Epistar Corp.                                                 1,995,000   3,233,070       0.1%
    Eternal Materials Co., Ltd.                                   1,523,917   1,538,873       0.0%
    Eva Airways Corp.                                             7,272,592   3,584,719       0.1%
*   Evergreen Marine Corp. Taiwan, Ltd.                           2,904,261   1,739,670       0.0%
    Far Eastern International Bank                                  737,726     229,021       0.0%
    Far Eastern New Century Corp.                                 7,623,085   6,537,865       0.1%
    Far EasTone Telecommunications Co., Ltd.                      2,601,000   6,107,173       0.1%
    Farglory Land Development Co., Ltd.                             570,393     623,458       0.0%
    Feng TAY Enterprise Co., Ltd.                                   500,424   2,257,832       0.0%
    First Financial Holding Co., Ltd.                            18,569,226  11,980,025       0.2%
#   FLEXium Interconnect, Inc.                                      537,000   2,059,011       0.0%
    Formosa Chemicals & Fibre Corp.                               3,606,518  10,956,655       0.2%
    Formosa Petrochemical Corp.                                   1,719,000   6,017,479       0.1%
    Formosa Plastics Corp.                                        3,712,153  11,316,377       0.2%
    Formosa Taffeta Co., Ltd.                                     1,465,000   1,503,578       0.0%
    Foxconn Technology Co., Ltd.                                  1,619,627   5,165,731       0.1%
    Fubon Financial Holding Co., Ltd.                             7,341,233  11,699,790       0.2%
    General Interface Solution Holding, Ltd.                        260,000   2,387,078       0.0%
#*  Genius Electronic Optical Co., Ltd.                              81,000     912,907       0.0%
    Giant Manufacturing Co., Ltd.                                   571,506   2,938,231       0.1%
    Globalwafers Co., Ltd.                                          209,000   2,424,513       0.0%
#   Gourmet Master Co., Ltd.                                        101,305   1,162,877       0.0%
#   HannStar Display Corp.                                        7,103,000   2,758,711       0.0%
#   Highwealth Construction Corp.                                 2,120,190   2,836,453       0.0%
    Hiwin Technologies Corp.                                        301,925   3,030,376       0.1%
    Hon Hai Precision Industry Co., Ltd.                         17,961,653  66,762,435       1.0%
    Hota Industrial Manufacturing Co., Ltd.                         290,235   1,356,368       0.0%
    Hotai Motor Co., Ltd.                                           362,000   4,202,884       0.1%
#*  HTC Corp.                                                     1,292,235   2,900,054       0.1%
    Hua Nan Financial Holdings Co., Ltd.                         14,358,307   7,857,795       0.1%
#   Innolux Corp.                                                29,692,241  13,014,285       0.2%
    Inventec Corp.                                                5,430,551   4,220,127       0.1%
#   Kenda Rubber Industrial Co., Ltd.                             1,082,377   1,436,134       0.0%
#   King Slide Works Co., Ltd.                                       67,000     896,106       0.0%
    King Yuan Electronics Co., Ltd.                               1,471,000   1,560,041       0.0%
    King's Town Bank Co., Ltd.                                    1,100,000   1,202,203       0.0%
    Kinsus Interconnect Technology Corp.                            683,000   1,723,193       0.0%
    Largan Precision Co., Ltd.                                      133,860  25,374,450       0.4%
    LCY Chemical Corp.                                              817,123   1,116,874       0.0%
    Lite-On Technology Corp.                                      4,896,410   6,914,618       0.1%
#   Long Chen Paper Co., Ltd.                                     1,312,509   1,933,626       0.0%
#*  Macronix International                                        1,629,000   2,978,848       0.1%
    MediaTek, Inc.                                                1,351,995  15,385,044       0.2%
    Mega Financial Holding Co., Ltd.                             17,020,369  13,379,662       0.2%
*   Mercuries Life Insurance Co., Ltd.                              369,953     195,163       0.0%
#   Merida Industry Co., Ltd.                                       271,287   1,264,537       0.0%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                           PERCENTAGE
                                                                   SHARES     VALUE++    OF NET ASSETS**
                                                                 ---------- ------------ ---------------
TAIWAN -- (Continued)
    Merry Electronics Co., Ltd.                                     223,000 $  1,705,861       0.0%
    Micro-Star International Co., Ltd.                            1,080,000    2,639,350       0.0%
    Nan Ya Plastics Corp.                                         4,272,599   10,543,971       0.2%
#   Nanya Technology Corp.                                          992,010    2,696,807       0.0%
    Nien Made Enterprise Co., Ltd.                                  204,000    2,123,043       0.0%
#   Novatek Microelectronics Corp.                                1,037,000    3,841,077       0.1%
    Parade Technologies, Ltd.                                        90,000    1,467,591       0.0%
    PChome Online, Inc.                                             109,395      633,279       0.0%
    Pegatron Corp.                                                5,311,345   13,763,017       0.2%
#   Phison Electronics Corp.                                        305,000    3,631,087       0.1%
    Pou Chen Corp.                                                5,164,487    6,508,656       0.1%
    Powertech Technology, Inc.                                    2,217,819    6,945,363       0.1%
    Poya International Co., Ltd.                                     73,275      939,734       0.0%
    President Chain Store Corp.                                     875,831    7,875,498       0.1%
#   Qisda Corp.                                                   2,532,000    1,849,559       0.0%
    Quanta Computer, Inc.                                         4,441,000   10,462,247       0.2%
#   Radiant Opto-Electronics Corp.                                  108,000      240,224       0.0%
    Realtek Semiconductor Corp.                                     728,950    2,744,551       0.0%
#*  Ruentex Development Co., Ltd.                                 1,690,050    1,735,710       0.0%
#   Ruentex Industries, Ltd.                                        770,182    1,233,702       0.0%
    ScinoPharm Taiwan, Ltd.                                         214,661      237,091       0.0%
    Shin Kong Financial Holding Co., Ltd.                        16,563,656    5,299,915       0.1%
#   Silergy Corp.                                                    55,000    1,187,930       0.0%
    Siliconware Precision Industries Co., Ltd.                    2,123,637    3,368,012       0.1%
    Siliconware Precision Industries Co., Ltd. Sponsored ADR         21,813      171,886       0.0%
    Simplo Technology Co., Ltd.                                     414,000    2,382,969       0.0%
    Sino-American Silicon Products, Inc.                            516,000    1,440,845       0.0%
    SinoPac Financial Holdings Co., Ltd.                         20,751,101    6,366,506       0.1%
    St Shine Optical Co., Ltd.                                       11,000      269,040       0.0%
    Standard Foods Corp.                                            525,418    1,301,618       0.0%
    Synnex Technology International Corp.                         2,397,343    3,038,926       0.1%
    Taichung Commercial Bank Co., Ltd.                              162,383       52,014       0.0%
#*  TaiMed Biologics, Inc.                                          109,000      790,103       0.0%
    Taishin Financial Holding Co., Ltd.                          19,954,023    8,736,167       0.1%
    Taiwan Business Bank                                          8,567,684    2,366,954       0.0%
    Taiwan Cement Corp.                                           8,270,720    9,192,922       0.1%
    Taiwan Cooperative Financial Holding Co., Ltd.               15,851,278    8,570,013       0.1%
    Taiwan FamilyMart Co., Ltd.                                      89,000      542,896       0.0%
#   Taiwan Fertilizer Co., Ltd.                                   1,371,000    1,791,677       0.0%
*   Taiwan Glass Industry Corp.                                   2,124,375    1,096,511       0.0%
    Taiwan High Speed Rail Corp.                                  2,031,000    1,623,490       0.0%
    Taiwan Mobile Co., Ltd.                                       2,215,300    7,898,033       0.1%
    Taiwan Paiho, Ltd.                                              168,000      694,080       0.0%
    Taiwan Secom Co., Ltd.                                          362,670    1,067,920       0.0%
    Taiwan Semiconductor Manufacturing Co., Ltd.                 25,317,808  204,676,736       3.1%
    Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR    1,982,786   83,931,331       1.3%
*   Tatung Co., Ltd.                                              2,566,000    1,184,271       0.0%
    Teco Electric and Machinery Co., Ltd.                         3,380,000    3,156,825       0.1%
    Tong Yang Industry Co., Ltd.                                    936,000    1,954,141       0.0%
*   TPK Holding Co., Ltd.                                           905,000    2,989,641       0.1%
#   Transcend Information, Inc.                                     353,181    1,003,275       0.0%
    Tripod Technology Corp.                                         790,870    2,912,627       0.1%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                             PERCENTAGE
                                                                   SHARES      VALUE++     OF NET ASSETS**
                                                                 ---------- -------------- ---------------
TAIWAN -- (Continued)
    Uni-President Enterprises Corp.                               7,758,033 $   16,209,662       0.2%
#   United Microelectronics Corp.                                39,656,000     20,466,664       0.3%
#   Vanguard International Semiconductor Corp.                    1,965,000      3,731,511       0.1%
#   Voltronic Power Technology Corp.                                 57,350      1,080,692       0.0%
    Walsin Lihwa Corp.                                            5,308,000      2,713,087       0.0%
    Walsin Technology Corp.                                         253,000        653,315       0.0%
    Wan Hai Lines, Ltd.                                           1,467,800        889,073       0.0%
    Win Semiconductors Corp.                                        589,034      4,825,758       0.1%
    Winbond Electronics Corp.                                     6,236,000      5,407,599       0.1%
    Wintek Corp.                                                    604,760          6,880       0.0%
    Wistron Corp.                                                 6,562,940      5,481,897       0.1%
    Wistron NeWeb Corp.                                             191,530        550,020       0.0%
    WPG Holdings, Ltd.                                            3,035,869      4,159,031       0.1%
    Yageo Corp.                                                     511,900      4,066,288       0.1%
    Yuanta Financial Holding Co., Ltd.                           19,622,806      8,727,001       0.1%
#   Yulon Motor Co., Ltd.                                         1,949,000      1,629,782       0.0%
    Zhen Ding Technology Holding, Ltd.                            1,183,700      2,970,306       0.1%
                                                                            --------------      ----
TOTAL TAIWAN                                                                 1,029,811,058      15.3%
                                                                            --------------      ----
THAILAND -- (2.6%)
    Advanced Info Service PCL                                     1,483,600      8,686,340       0.1%
    Airports of Thailand PCL                                      5,895,100     10,558,653       0.2%
    Bangchak Corp. PCL                                            1,759,600      2,211,418       0.0%
    Bangkok Bank PCL(6077019)                                       222,800      1,348,067       0.0%
    Bangkok Bank PCL(6368360)                                        30,080        174,757       0.0%
    Bangkok Dusit Medical Services PCL Class F                    6,994,700      4,463,806       0.1%
    Bangkok Expressway & Metro PCL                                7,149,099      1,678,596       0.0%
    Bangkok Life Assurance PCL                                      903,200      1,005,972       0.0%
    Banpu PCL                                                     3,071,950      1,618,276       0.0%
    Berli Jucker PCL                                              1,019,200      1,641,397       0.0%
    BTS Group Holdings PCL                                        4,968,600      1,271,316       0.0%
    Bumrungrad Hospital PCL                                         402,600      2,666,225       0.1%
    Carabao Group PCL Class F                                       538,200      1,709,214       0.0%
    Central Pattana PCL                                           1,796,300      4,298,791       0.1%
    Central Plaza Hotel PCL                                       1,046,100      1,440,671       0.0%
    CH Karnchang PCL                                                680,200        557,961       0.0%
    Charoen Pokphand Foods PCL                                    5,643,500      4,416,948       0.1%
    CP ALL PCL                                                    4,384,100      9,238,019       0.2%
    Delta Electronics Thailand PCL                                  656,900      1,700,584       0.0%
    Electricity Generating PCL                                      285,200      1,974,594       0.0%
    Energy Absolute PCL                                           2,027,900      2,640,177       0.1%
    Global Power Synergy PCL Class F                                899,600      1,651,884       0.0%
    Glow Energy PCL                                                 826,500      2,239,163       0.0%
    Home Product Center PCL                                       9,271,313      3,572,330       0.1%
    Indorama Ventures PCL                                         2,479,600      3,433,522       0.1%
    Intouch Holdings PCL                                            793,000      1,384,527       0.0%
    IRPC PCL                                                     13,346,000      2,591,261       0.1%
    Jasmine International PCL                                     5,215,000      1,193,076       0.0%
    Kasikornbank PCL(6364766)                                       322,400      2,135,099       0.0%
    Kasikornbank PCL(6888794)                                     1,146,600      7,869,500       0.1%
    KCE Electronics PCL                                             329,600        992,173       0.0%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                           PERCENTAGE
                                                                   SHARES     VALUE++    OF NET ASSETS**
                                                                 ---------- ------------ ---------------
THAILAND -- (Continued)
    Kiatnakin Bank PCL                                              397,600 $    906,629       0.0%
    Krung Thai Bank PCL                                           9,427,487    5,164,969       0.1%
    Land & Houses PCL(6581930)                                      790,000      259,211       0.0%
    Land & Houses PCL(6581941)                                    3,223,940    1,057,825       0.0%
    Minor International PCL                                       2,138,070    2,783,610       0.1%
    MK Restaurants Group PCL                                        534,100    1,217,883       0.0%
    Muangthai Leasing PCL Class F                                 1,040,600    1,229,487       0.0%
    Pruksa Holding PCL                                            2,392,300    1,818,350       0.0%
    PTT Exploration & Production PCL(B1359J0)                     2,414,655    6,269,235       0.1%
    PTT Exploration & Production PCL(B1359L2)                        65,409      169,823       0.0%
    PTT Global Chemical PCL                                       2,436,872    5,868,446       0.1%
    PTT PCL                                                       1,643,400   20,777,483       0.3%
    Ratchaburi Electricity Generating Holding PCL                   651,300    1,093,016       0.0%
    Robinson PCL                                                    407,700      911,250       0.0%
    Siam Cement PCL (The)(6609906)                                  166,400    2,454,425       0.1%
    Siam Cement PCL (The)(6609928)                                  230,100    3,394,010       0.1%
    Siam City Cement PCL                                            118,767      997,471       0.0%
    Siam Commercial Bank PCL (The)                                1,335,966    5,891,602       0.1%
    Siam Global House PCL                                         2,083,808    1,147,914       0.0%
    Srisawad Corp. PCL                                              587,000    1,228,070       0.0%
    Star Petroleum Refining PCL                                   4,020,900    2,106,070       0.0%
    Thai Oil PCL                                                  1,864,000    5,723,299       0.1%
    Thai Union Group PCL Class F                                  3,635,040    2,002,445       0.0%
    Thanachart Capital PCL                                        1,472,200    2,426,338       0.1%
    Tisco Financial Group PCL                                       495,400    1,308,590       0.0%
    TMB Bank PCL                                                 30,910,400    2,400,627       0.0%
*   Total Access Communication PCL(B1YWK08)                       1,459,300    2,339,185       0.0%
*   Total Access Communication PCL(B231MK7)                         423,600      679,010       0.0%
    TPI Polene PCL                                               15,421,400    1,039,854       0.0%
*   True Corp. PCL                                               16,091,631    2,979,035       0.1%
    TTW PCL                                                         581,700      190,865       0.0%
    WHA Corp. PCL                                                 6,511,500      752,684       0.0%
                                                                            ------------       ---
TOTAL THAILAND                                                               180,953,028       2.7%
                                                                            ------------       ---
TURKEY -- (1.3%)
    Akbank Turk A.S.                                              2,433,879    6,438,531       0.1%
    Anadolu Efes Biracilik Ve Malt Sanayii A.S.                     291,705    1,689,606       0.0%
    Arcelik A.S.                                                    478,486    2,618,056       0.1%
#   Aselsan Elektronik Sanayi Ve Ticaret A.S.                       191,965    1,719,578       0.0%
    BIM Birlesik Magazalar A.S.                                     342,629    6,992,267       0.1%
    Coca-Cola Icecek A.S.                                           163,722    1,668,972       0.0%
    Enka Insaat ve Sanayi A.S.                                      808,906    1,228,209       0.0%
    Eregli Demir ve Celik Fabrikalari TAS                         2,461,933    5,785,867       0.1%
    Ford Otomotiv Sanayi A.S.                                       126,138    1,782,041       0.0%
    KOC Holding A.S.                                              1,064,270    4,765,675       0.1%
    Petkim Petrokimya Holding A.S.                                1,443,134    2,530,319       0.1%
    TAV Havalimanlari Holding A.S.                                  393,004    1,959,384       0.0%
    Tofas Turk Otomobil Fabrikasi A.S.                              212,178    1,730,750       0.0%
    Tupras Turkiye Petrol Rafinerileri A.S.                         261,144    9,408,883       0.2%
*   Turk Hava Yollari AO                                          1,285,507    3,527,873       0.1%
*   Turk Telekomunikasyon A.S.                                      802,767    1,368,058       0.0%

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                            PERCENTAGE
                                                                  SHARES      VALUE++     OF NET ASSETS**
                                                                 --------- -------------- ---------------
TURKEY -- (Continued)
    Turkcell Iletisim Hizmetleri A.S.                            1,505,535 $    5,641,607       0.1%
    Turkcell Iletisim Hizmetleri A.S. ADR                           73,838        693,339       0.0%
    Turkiye Garanti Bankasi A.S.                                 3,265,633      8,997,146       0.1%
    Turkiye Halk Bankasi A.S.                                    1,179,427      3,445,429       0.1%
    Turkiye Is Bankasi Class C                                   4,252,385      8,025,843       0.1%
    Turkiye Sise ve Cam Fabrikalari A.S.                         1,716,996      2,017,407       0.0%
    Turkiye Vakiflar Bankasi TAO Class D                         2,465,501      4,124,076       0.1%
    Ulker Biskuvi Sanayi A.S.                                      244,375      1,304,985       0.0%
#*  Yapi ve Kredi Bankasi A.S.                                   1,447,479      1,760,495       0.0%
                                                                           --------------      ----
TOTAL TURKEY                                                                   91,224,396       1.4%
                                                                           --------------      ----
TOTAL COMMON STOCKS                                                         6,464,489,735      96.2%
                                                                           --------------      ----
PREFERRED STOCKS -- (2.4%)
BRAZIL -- (2.3%)
    Banco Bradesco SA                                            2,738,905     29,035,926       0.4%
    Banco Bradesco SA ADR                                          960,668     10,154,263       0.2%
    Braskem SA Class A                                              26,600        425,756       0.0%
    Centrais Eletricas Brasileiras SA Class B                      174,032      1,348,079       0.0%
*   Cia Brasileira de Distribuicao                                 252,359      5,878,322       0.1%
    Cia Energetica de Minas Gerais                                 178,000        420,610       0.0%
    Gerdau SA                                                      991,868      3,320,073       0.1%
    Itau Unibanco Holding SA                                     4,804,227     61,754,576       0.9%
    Lojas Americanas SA                                            336,338      1,807,484       0.0%
*   Petroleo Brasileiro SA                                       2,860,161     14,662,336       0.2%
*   Petroleo Brasileiro SA Sponsored ADR                         1,440,006     14,760,061       0.2%
    Suzano Papel e Celulose SA Class A                             670,455      4,166,646       0.1%
    Telefonica Brasil SA                                           399,663      6,169,713       0.1%
*   Usinas Siderurgicas de Minas Gerais SA Class A                 934,400      2,516,450       0.0%
    Vale SA                                                         11,400        103,640       0.0%
                                                                           --------------      ----
TOTAL BRAZIL                                                                  156,523,935       2.3%
                                                                           --------------      ----
CHILE -- (0.0%)
    Embotelladora Andina SA Class B                                141,552        715,129       0.0%
                                                                           --------------      ----
COLOMBIA -- (0.1%)
    Banco Davivienda SA                                            206,998      2,040,006       0.1%
    Bancolombia SA                                                  30,330        289,137       0.0%
    Grupo Argos SA                                                  44,067        266,542       0.0%
    Grupo Aval Acciones y Valores SA                             4,185,719      1,740,581       0.0%
    Grupo de Inversiones Suramericana SA                           125,490      1,549,417       0.0%
                                                                           --------------      ----
TOTAL COLOMBIA                                                                  5,885,683       0.1%
                                                                           --------------      ----
TOTAL PREFERRED STOCKS                                                        163,124,747       2.4%
                                                                           --------------      ----
RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
*   Cia Energetica de Minas Gerais Rights 11/29/17                  28,279         10,028       0.0%
                                                                           --------------      ----
MALAYSIA -- (0.0%)
*   Sunway Bhd Warrants 10/03/24                                   346,323         52,355       0.0%
                                                                           --------------      ----

THE EMERGING MARKETS SERIES
CONTINUED

                                                                                              PERCENTAGE
                                                                    SHARES      VALUE++     OF NET ASSETS**
                                                                  ---------- -------------- ---------------
SOUTH KOREA -- (0.0%)
*    Hyundai Construction Equipment Co., Ltd. Rights 11/14/17          1,058 $       93,963        0.0%
                                                                             --------------      -----
TAIWAN -- (0.0%)
*    CTBC Financial Holding Co., Ltd. Rights 12/15/17                288,473             --        0.0%
*    Winbond Electronics Corp. Rights 12/11/17                       557,408         75,776        0.0%
                                                                             --------------      -----
TOTAL TAIWAN                                                                         75,776        0.0%
                                                                             --------------      -----
TOTAL RIGHTS/WARRANTS                                                               232,122        0.0%
                                                                             --------------      -----
TOTAL INVESTMENT SECURITIES                                                   6,627,846,604
                                                                             --------------

                                                                                VALUE+
                                                                             --------------
SECURITIES LENDING COLLATERAL -- (3.0%)
(S)@ DFA Short Term Investment Fund                               17,515,266    202,669,148        3.0%
                                                                             --------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost $4,566,935,653)                          $6,830,515,752      101.6%
                                                                             --------------      -----

At October 31, 2017, The Emerging Markets Series had entered into the following outstanding futures contracts:

                                      NUMBER                                        UNREALIZED
                                        OF     EXPIRATION  NOTIONAL     MARKET     APPRECIATION
DESCRIPTION                          CONTRACTS    DATE      VALUE       VALUE     (DEPRECIATION)
-----------                          --------- ---------- ----------- ----------- --------------
LONG POSITION CONTRACTS:
Mini MSCI Emerging Markets Index(R)     650     12/15/17  $35,955,789 $36,536,500    $580,711
S&P 500 Emini Index(R)                  210     12/15/17   26,931,354  27,013,350      81,996
                                                          ----------- -----------    --------
TOTAL FUTURES CONTRACTS                                   $62,887,143 $63,549,850    $662,707
                                                          =========== ===========    ========

THE EMERGING MARKETS SERIES
CONTINUED

Summary of the Series' investments as of October 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ----------------------------------------------------
                                  LEVEL 1        LEVEL 2     LEVEL 3     TOTAL
                               -------------- -------------- ------- --------------
Common Stocks
   Brazil                      $  318,380,461             --   --    $  318,380,461
   Chile                           50,271,128 $   47,989,625   --        98,260,753
   China                          328,382,382    853,868,994   --     1,182,251,376
   Colombia                        25,767,212             --   --        25,767,212
   Czech Republic                          --     13,518,733   --        13,518,733
   Egypt                              713,024      6,431,728   --         7,144,752
   Greece                                  --     15,325,110   --        15,325,110
   Hungary                                 --     32,247,803   --        32,247,803
   India                           30,846,816    776,083,231   --       806,930,047
   Indonesia                        5,910,911    171,618,934   --       177,529,845
   Malaysia                                --    184,723,116   --       184,723,116
   Mexico                         271,383,780             --   --       271,383,780
   Peru                            19,090,586             --   --        19,090,586
   Philippines                      1,951,565     87,615,440   --        89,567,005
   Poland                                  --    126,325,529   --       126,325,529
   Russia                          10,166,767     97,014,462   --       107,181,229
   South Africa                    51,161,864    432,364,402   --       483,526,266
   South Korea                     32,069,959  1,171,277,691   --     1,203,347,650
   Taiwan                          94,853,278    934,957,780   --     1,029,811,058
   Thailand                       180,953,028             --   --       180,953,028
   Turkey                             693,339     90,531,057   --        91,224,396
Preferred Stocks
   Brazil                         156,523,935             --   --       156,523,935
   Chile                                   --        715,129   --           715,129
   Colombia                         5,885,683             --   --         5,885,683
Rights/Warrants
   Brazil                                  --         10,028   --            10,028
   Malaysia                                --         52,355   --            52,355
   South Korea                             --         93,963   --            93,963
   Taiwan                                  --         75,776   --            75,776
Securities Lending Collateral              --    202,669,148   --       202,669,148
Futures Contracts**                   662,707             --   --           662,707
                               -------------- --------------   --    --------------
TOTAL                          $1,585,668,425 $5,245,510,034   --    $6,831,178,459
                               ============== ==============   ==    ==============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                     THE EMERGING MARKETS SMALL CAP SERIES
                            SCHEDULE OF INVESTMENTS
                               OCTOBER 31, 2017

                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
COMMON STOCKS -- (91.1%)
BRAZIL -- (7.1%)
    AES Tiete Energia SA(BZ8W2L7)                                2,010,997 $ 7,960,875       0.1%
    AES Tiete Energia SA(BZ8W2J5)                                      878         692       0.0%
*   Aliansce Shopping Centers SA                                   954,877   5,119,843       0.1%
    Alupar Investimento SA                                       1,035,302   5,712,469       0.1%
    Arezzo Industria e Comercio SA                                 434,735   6,717,774       0.1%
*   B2W Cia Digital                                              1,578,484  10,244,009       0.1%
    BR Malls Participacoes SA                                    7,687,922  29,799,423       0.4%
    BR Properties SA                                               638,853   2,038,831       0.0%
*   Brasil Brokers Participacoes SA                              2,855,468     968,902       0.0%
    BrasilAgro - Co. Brasileira de Propriedades Agricolas          207,242     806,466       0.0%
    Cia de Locacao das Americas                                     36,900     185,216       0.0%
    Cia de Saneamento de Minas Gerais-COPASA                       591,892   7,128,831       0.1%
    Cia Energetica de Minas Gerais                                 115,389     257,494       0.0%
    Cia Hering                                                   1,540,736  13,752,787       0.2%
    Cia Paranaense de Energia                                      151,600     995,435       0.0%
#   Cia Paranaense de Energia Sponsored ADR                        127,664     981,736       0.0%
*   Cia Siderurgica Nacional SA                                  4,532,630  11,680,393       0.2%
*   Construtora Tenda SA                                           356,435   1,863,185       0.0%
*   Cosan Logistica SA(BR17H74)                                    204,600     584,786       0.0%
*   Cosan Logistica SA(BF0KYP7)                                     52,987     150,637       0.0%
    CSU Cardsystem SA                                               65,135     210,062       0.0%
    CVC Brasil Operadora e Agencia de Viagens SA                   312,586   4,127,935       0.1%
    Cyrela Brazil Realty SA Empreendimentos e Participacoes      2,696,667  10,551,566       0.2%
    Cyrela Commercial Properties SA Empreendimentos e
      Participacoes                                                 41,900      96,767       0.0%
    Dimed SA Distribuidora da Medicamentos                           1,100     162,412       0.0%
*   Direcional Engenharia SA                                     1,170,509   2,093,198       0.0%
    Duratex SA                                                   3,220,733   9,412,224       0.1%
    EcoRodovias Infraestrutura e Logistica SA                    2,475,007   9,230,302       0.1%
    EDP--Energias do Brasil SA                                   3,285,014  14,460,368       0.2%
    Embraer SA                                                     589,584   2,824,193       0.0%
    Embraer SA Sponsored ADR                                       550,309  10,532,914       0.2%
    Energisa SA                                                    158,331   1,196,449       0.0%
    Equatorial Energia SA                                        1,983,958  36,994,907       0.5%
    Estacio Participacoes SA                                     3,387,190  30,369,053       0.4%
*   Eternit SA                                                   1,383,778     456,846       0.0%
*   Even Construtora e Incorporadora SA                          2,331,188   3,848,138       0.1%
    Ez Tec Empreendimentos e Participacoes SA                      788,842   5,184,517       0.1%
    Fleury SA                                                    1,463,812  12,922,964       0.2%
    Fras-Le SA                                                     142,760     241,766       0.0%
    GAEC Educacao SA                                               285,200   2,127,252       0.0%
*   Gafisa SA                                                      111,555     504,695       0.0%
#   Gafisa SA ADR                                                   73,263     666,693       0.0%
*   Gol Linhas Aereas Inteligentes SA ADR                          100,517   2,128,954       0.0%
    Grendene SA                                                    945,017   7,947,121       0.1%
    Guararapes Confeccoes SA                                        83,800   4,009,018       0.1%
*   Helbor Empreendimentos SA                                    1,574,828     991,699       0.0%
    Iguatemi Empresa de Shopping Centers SA                        857,995  10,092,516       0.1%
    International Meal Co. Alimentacao SA                        1,001,995   3,170,192       0.1%
    Iochpe Maxion SA                                             1,140,852   7,808,418       0.1%
*   JHSF Participacoes SA                                          680,347     459,624       0.0%
*   JSL SA                                                         584,907   1,659,260       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
BRAZIL -- (Continued)
*   Kepler Weber SA                                                135,346 $   923,876       0.0%
*   Light SA                                                       723,407   4,042,393       0.1%
    Linx SA                                                        966,036   6,077,407       0.1%
    Localiza Rent a Car SA                                       1,566,678  27,714,870       0.4%
*   LPS Brasil Consultoria de Imoveis SA                           136,679     236,064       0.0%
    Magazine Luiza SA                                               18,525     361,009       0.0%
    Magnesita Refratarios SA                                       371,991   5,230,819       0.1%
    Mahle-Metal Leve SA                                            489,514   3,209,756       0.1%
    Marcopolo SA                                                   261,300     262,794       0.0%
*   Marfrig Global Foods SA                                      2,551,640   5,015,451       0.1%
*   Marisa Lojas SA                                                768,020   1,842,985       0.0%
*   Mills Estruturas e Servicos de Engenharia SA                   966,926   1,265,076       0.0%
    Minerva SA                                                   1,003,369   3,527,265       0.1%
    MRV Engenharia e Participacoes SA                            2,678,860  10,359,056       0.1%
    Multiplus SA                                                   454,184   5,275,882       0.1%
    Natura Cosmeticos SA                                           427,018   4,042,658       0.1%
    Odontoprev SA                                                2,594,796  12,484,972       0.2%
*   Paranapanema SA                                              1,423,743     644,129       0.0%
*   Petro Rio SA                                                    25,000     433,773       0.0%
    Porto Seguro SA                                                668,343   7,295,732       0.1%
    Portobello SA                                                  707,851   1,255,017       0.0%
*   Profarma Distribuidora de Produtos Farmaceuticos SA             46,468     116,337       0.0%
*   Prumo Logistica SA                                             332,178   1,130,175       0.0%
    QGEP Participacoes SA                                          845,794   2,184,746       0.0%
    Qualicorp SA                                                 2,251,805  24,092,310       0.3%
*   Restoque Comercio e Confeccoes de Roupas SA                    123,151   1,650,390       0.0%
*   Rodobens Negocios Imobiliarios SA                              136,138     234,297       0.0%
*   Rumo SA                                                      4,264,474  16,555,749       0.2%
*   Santos Brasil Participacoes SA                               2,589,440   2,770,470       0.0%
    Sao Carlos Empreendimentos e Participacoes SA                   69,809     871,092       0.0%
    Sao Martinho SA                                              1,514,386   8,522,559       0.1%
    Ser Educacional SA(BFH4PZ9)                                    363,761   3,430,449       0.1%
*   Ser Educacional SA(BF0GX81)                                     27,356     259,235       0.0%
    SLC Agricola SA                                                632,873   4,256,169       0.1%
    Smiles Fidelidade SA                                           505,800  13,219,790       0.2%
    Sonae Sierra Brasil SA                                         257,946   2,202,315       0.0%
*   Springs Global Participacoes SA                                 70,600     258,764       0.0%
    Sul America SA                                               2,998,354  16,433,980       0.2%
    T4F Entretenimento SA                                          200,900     536,135       0.0%
    Technos SA                                                     286,300     378,081       0.0%
*   Tecnisa SA                                                   1,488,036   1,059,861       0.0%
    Tegma Gestao Logistica SA                                      205,302   1,129,654       0.0%
*   Terra Santa Agro SA                                              4,000      19,564       0.0%
    Totvs SA                                                     1,185,526  11,807,062       0.2%
*   TPI - Triunfo Participacoes e Investimentos SA                 329,501     387,790       0.0%
    Transmissora Alianca de Energia Eletrica SA                  2,006,218  12,572,210       0.2%
    Tupy SA                                                        341,589   1,820,040       0.0%
*   Usinas Siderurgicas de Minas Gerais SA                          42,600     156,659       0.0%
    Valid Solucoes e Servicos de Seguranca em Meios de
      Pagamento e Identificacao SA                                 778,475   4,359,631       0.1%
    Via Varejo SA(B7VY430)                                         205,862     478,266       0.0%
    Via Varejo SA(BGSHPP4)                                       1,547,219  10,674,879       0.2%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                            PERCENTAGE
                                                                   SHARES      VALUE++    OF NET ASSETS**
                                                                 ----------- ------------ ---------------
BRAZIL -- (Continued)
    Wiz Solucoes e Corretagem de Seguros SA                          404,644 $  2,018,705       0.0%
                                                                             ------------       ---
TOTAL BRAZIL                                                                  550,520,155       7.6%
                                                                             ------------       ---
CHILE -- (1.7%)
    AES Gener SA                                                   4,433,882    1,532,738       0.0%
    Banmedica SA                                                   1,875,586    6,098,422       0.1%
    Banvida SA                                                        28,774       20,490       0.0%
    Besalco SA                                                     2,946,005    3,447,393       0.1%
    CAP SA                                                           723,515    7,846,180       0.1%
    Cementos BIO BIO SA                                              352,724      444,172       0.0%
*   Cia Sud Americana de Vapores SA                              139,648,784    7,950,586       0.1%
    Clinica LAS Condes SA                                                689       41,419       0.0%
    Cristalerias de Chile SA                                         130,323    1,401,233       0.0%
    Embotelladora Andina SA Class B ADR                               32,125      981,740       0.0%
    Empresa Nacional de Telecomunicaciones SA                        852,516    9,859,466       0.2%
*   Empresas AquaChile SA                                          1,390,832      695,028       0.0%
    Empresas Hites SA                                              1,218,425    1,340,220       0.0%
*   Empresas La Polar SA                                          19,132,721    2,219,191       0.0%
    Engie Energia Chile SA                                         5,451,139   11,556,388       0.2%
*   Enjoy SA                                                       1,286,516      127,770       0.0%
    Forus SA                                                         842,435    3,666,014       0.1%
    Grupo Security SA                                              4,828,745    2,192,578       0.0%
    Instituto de Diagnostico SA                                        1,674       11,388       0.0%
    Inversiones Aguas Metropolitanas SA                            3,924,359    7,020,785       0.1%
    Inversiones La Construccion SA                                   298,038    5,079,801       0.1%
*   Masisa SA                                                     19,089,331    1,448,759       0.0%
    Multiexport Foods SA                                           4,384,166    1,535,330       0.0%
    Parque Arauco SA                                               6,290,103   18,176,686       0.3%
    PAZ Corp. SA                                                   1,318,253    2,278,126       0.0%
    Ripley Corp. SA                                                9,322,186    9,812,617       0.1%
    Salfacorp SA                                                   3,293,138    5,664,972       0.1%
    Sigdo Koppers SA                                                 912,967    1,764,736       0.0%
    Sociedad Matriz SAAM SA                                       38,034,084    3,884,596       0.1%
    Socovesa SA                                                    3,061,473    1,933,043       0.0%
    Sonda SA                                                       2,863,630    5,578,851       0.1%
    Vina Concha y Toro SA                                          4,492,052    7,924,891       0.1%
    Vina San Pedro Tarapaca SA                                     1,866,636       20,838       0.0%
                                                                             ------------       ---
TOTAL CHILE                                                                   133,556,447       1.9%
                                                                             ------------       ---
CHINA -- (15.8%)
*   21Vianet Group, Inc. ADR                                         514,485    3,863,782       0.1%
#   361 Degrees International, Ltd.                                5,552,000    2,114,814       0.0%
#*  3SBio, Inc.                                                    4,617,500    8,270,293       0.1%
#*  500.com, Ltd. Class A ADR                                        133,502    1,256,254       0.0%
#*  51job, Inc. ADR                                                  117,722    7,286,992       0.1%
*   A8 New Media Group, Ltd.                                       3,652,000      257,424       0.0%
    Agile Group Holdings, Ltd.                                     7,275,500   10,614,637       0.2%
    Ajisen China Holdings, Ltd.                                    4,260,000    1,999,813       0.0%
*   AKM Industrial Co., Ltd.                                         700,000      171,463       0.0%
    AMVIG Holdings, Ltd.                                           2,508,000      710,426       0.0%
    Anhui Expressway Co., Ltd. Class H                             2,770,000    2,223,277       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                         PERCENTAGE
                                                                   SHARES    VALUE++   OF NET ASSETS**
                                                                 ---------- ---------- ---------------
CHINA -- (Continued)
#*  Anton Oilfield Services Group                                11,170,000 $1,334,026       0.0%
*   Anxin-China Holdings, Ltd.                                   16,347,000    151,287       0.0%
*   Art Group Holdings, Ltd.                                        320,000     18,064       0.0%
    Asia Cement China Holdings Corp.                              2,961,500  1,032,806       0.0%
#*  Asian Citrus Holdings, Ltd.                                   2,314,000     33,369       0.0%
    Ausnutria Dairy Corp., Ltd.                                     224,000    144,090       0.0%
#*  AVIC International Holding HK, Ltd.                          19,300,000  1,312,892       0.0%
    AVIC International Holdings, Ltd. Class H                     1,960,000  1,829,500       0.0%
    AviChina Industry & Technology Co., Ltd. Class H             10,474,000  6,083,576       0.1%
    BAIOO Family Interactive, Ltd.                                5,436,000    376,247       0.0%
    Bank of Chongqing Co., Ltd. Class H                           2,259,500  1,833,435       0.0%
    Bank of Zhengzhou Co., Ltd. Class H                              14,000      8,077       0.0%
*   Baofeng Modern International Holdings Co., Ltd.                 234,000     14,086       0.0%
*   Baoye Group Co., Ltd. Class H                                 1,758,000  1,234,123       0.0%
#*  Baozun, Inc. Sponsored ADR                                      136,671  4,290,103       0.1%
    Beijing Capital Land, Ltd. Class H                            8,706,500  4,691,604       0.1%
#*  Beijing Enterprises Clean Energy Group, Ltd.                 10,668,570    301,157       0.0%
#*  Beijing Enterprises Environment Group, Ltd.                     257,000     41,873       0.0%
#*  Beijing Enterprises Medical & Health Group, Ltd.             21,324,000  1,134,599       0.0%
    Beijing Jingneng Clean Energy Co., Ltd. Class H              10,584,000  2,959,244       0.1%
#   Beijing North Star Co., Ltd. Class H                          6,030,000  2,243,943       0.0%
#*  Beijing Properties Holdings, Ltd.                             9,870,000    430,575       0.0%
    Beijing Urban Construction Design & Development Group Co.,
      Ltd. Class H                                                1,715,000    991,745       0.0%
#   BEP International Holdings, Ltd.                              6,150,000    143,786       0.0%
#   Best Pacific International Holdings, Ltd.                     2,058,000  1,192,398       0.0%
*   Besunyen Holdings Co., Ltd.                                   1,155,000     84,484       0.0%
    Billion Industrial Holdings, Ltd.                                64,000     59,561       0.0%
#*  Bitauto Holdings, Ltd. ADR                                      175,017  7,905,518       0.1%
#*  Boer Power Holdings, Ltd.                                     2,784,000    717,631       0.0%
    Bosideng International Holdings, Ltd.                        20,196,000  1,786,373       0.0%
#*  Boyaa Interactive International, Ltd.                         2,576,000  1,067,933       0.0%
    Brilliant Circle Holdings International, Ltd.                   250,000     36,539       0.0%
*   C C Land Holdings, Ltd.                                      15,216,015  3,356,411       0.1%
#*  C.banner International Holdings, Ltd.                         3,315,000  1,143,425       0.0%
    Cabbeen Fashion, Ltd.                                         1,566,000    427,554       0.0%
#   Canvest Environmental Protection Group Co., Ltd.              4,729,000  2,637,428       0.1%
#*  Capital Environment Holdings, Ltd.                           10,692,000    500,991       0.0%
#*  CAR, Inc.                                                     5,097,000  4,541,369       0.1%
    Carrianna Group Holdings Co., Ltd.                            1,855,257    218,854       0.0%
*   CECEP COSTIN New Materials Group, Ltd.                        4,494,000     64,806       0.0%
#*  Central China Real Estate, Ltd.                               6,460,626  3,096,782       0.1%
    Central China Securities Co., Ltd. Class H                    5,577,000  2,568,701       0.0%
*   Century Sunshine Group Holdings, Ltd.                        12,725,000    404,783       0.0%
#*  CGN Meiya Power Holdings Co., Ltd.                            8,526,000  1,279,684       0.0%
    Changshouhua Food Co., Ltd.                                   1,773,000    870,947       0.0%
#*  Changyou.com, Ltd. ADR                                           79,825  3,092,420       0.1%
#   Chaowei Power Holdings, Ltd.                                  4,529,000  2,556,209       0.0%
*   Cheetah Mobile, Inc. ADR                                        205,689  1,855,315       0.0%
*   Chigo Holding, Ltd.                                          20,666,000    378,912       0.0%
#   China Aerospace International Holdings, Ltd.                 17,454,500  2,193,845       0.0%
    China Agri-Industries Holdings, Ltd.                         14,885,800  7,275,011       0.1%
#   China Aircraft Leasing Group Holdings, Ltd.                   1,271,500  1,382,765       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                          PERCENTAGE
                                                                   SHARES     VALUE++   OF NET ASSETS**
                                                                 ---------- ----------- ---------------
CHINA -- (Continued)
#   China All Access Holdings, Ltd.                               6,186,000 $ 1,816,472       0.0%
    China Aluminum Cans Holdings, Ltd.                              432,000      59,807       0.0%
*   China Animal Healthcare, Ltd.                                 3,671,000     458,793       0.0%
#   China Animation Characters Co., Ltd.                          2,781,000   1,069,223       0.0%
    China Aoyuan Property Group, Ltd.                             8,910,000   5,401,529       0.1%
    China BlueChemical, Ltd. Class H                             12,878,000   3,849,318       0.1%
*   China Chengtong Development Group, Ltd.                       2,018,000     150,166       0.0%
*   China City Infrastructure Group, Ltd.                         1,220,000      64,189       0.0%
    China Communications Services Corp., Ltd. Class H            15,302,000   9,286,484       0.1%
    China Conch Venture Holdings, Ltd.                            1,746,000   3,559,949       0.1%
    China Datang Corp. Renewable Power Co., Ltd. Class H         14,673,000   1,937,333       0.0%
*   China Daye Non-Ferrous Metals Mining, Ltd.                    6,366,000      93,303       0.0%
    China Dongxiang Group Co., Ltd.                              23,245,985   4,322,891       0.1%
#*  China Dynamics Holdings, Ltd.                                10,040,000     262,778       0.0%
#   China Electronics Huada Technology Co., Ltd.                  3,376,000     606,667       0.0%
    China Electronics Optics Valley Union Holding Co., Ltd.       6,412,000     609,247       0.0%
#*  China Energine International Holding, Ltd.                    4,368,000     260,762       0.0%
    China Everbright, Ltd.                                        6,106,000  14,488,746       0.2%
*   China Fiber Optic Network System Group, Ltd.                  9,639,999     162,244       0.0%
    China Financial Services Holdings, Ltd.                       7,132,000     621,273       0.0%
*   China Fire Safety Enterprise Group, Ltd.                      3,645,000     203,362       0.0%
    China Foods, Ltd.                                             7,158,000   4,527,513       0.1%
*   China Fordoo Holdings, Ltd.                                      50,000      37,238       0.0%
*   China Glass Holdings, Ltd.                                    4,632,000     451,975       0.0%
#*  China Grand Pharmaceutical and Healthcare Holdings, Ltd.
      Class A                                                     2,692,000     990,437       0.0%
    China Greenfresh Group Co., Ltd.                              2,687,000     465,025       0.0%
#   China Greenland Broad Greenstate Group Co., Ltd.              5,396,000   1,023,976       0.0%
    China Hanking Holdings, Ltd.                                  3,750,000     572,439       0.0%
*   China Harmony New Energy Auto Holding, Ltd.                   6,001,000   3,545,698       0.1%
*   China High Precision Automation Group, Ltd.                   1,289,000      37,796       0.0%
#   China High Speed Transmission Equipment Group Co., Ltd.       2,909,000   3,170,899       0.1%
*   China Huiyuan Juice Group, Ltd.                               4,929,500   1,567,204       0.0%
*   China ITS Holdings Co., Ltd.                                  3,835,412     250,996       0.0%
    China Jinmao Holdings Group, Ltd.                            27,318,300  12,276,931       0.2%
    China Lesso Group Holdings, Ltd.                              7,387,000   4,936,398       0.1%
    China Lilang, Ltd.                                            3,645,000   2,837,832       0.1%
*   China Longevity Group Co., Ltd.                               1,076,350      35,458       0.0%
#*  China LotSynergy Holdings, Ltd.                              32,300,000     812,116       0.0%
    China Machinery Engineering Corp. Class H                     6,714,000   4,116,375       0.1%
    China Maple Leaf Educational Systems, Ltd.                    4,134,000   4,485,138       0.1%
    China Medical System Holdings, Ltd.                           7,095,500  13,120,483       0.2%
    China Meidong Auto Holdings, Ltd.                             1,182,000     397,182       0.0%
#   China Merchants Land, Ltd.                                   10,510,000   1,981,830       0.0%
#   China National Building Material Co., Ltd. Class H           21,806,000  18,404,872       0.3%
    China National Materials Co., Ltd. Class H                    8,937,000   6,168,937       0.1%
*   China New Town Development Co., Ltd.                         11,720,648     541,386       0.0%
#   China NT Pharma Group Co., Ltd.                               5,092,500   1,429,479       0.0%
*   China Nuclear Industry 23 International Corp., Ltd.           1,902,000     348,470       0.0%
#*  China Oceanwide Holdings, Ltd.                                3,736,000     311,276       0.0%
    China Oil & Gas Group, Ltd.                                  32,738,000   2,225,121       0.0%
#*  China Online Education Group ADR                                  9,384     123,118       0.0%
#   China Oriental Group Co., Ltd.                                1,966,000   1,286,483       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                          PERCENTAGE
                                                                   SHARES     VALUE++   OF NET ASSETS**
                                                                 ---------- ----------- ---------------
CHINA -- (Continued)
*   China Outfitters Holdings, Ltd.                                  24,000 $       786       0.0%
    China Overseas Grand Oceans Group, Ltd.                       8,754,500   5,134,842       0.1%
#   China Overseas Property Holdings, Ltd.                       10,065,000   2,427,307       0.0%
    China Pioneer Pharma Holdings, Ltd.                           2,777,000     883,780       0.0%
    China Power Clean Energy Development Co., Ltd.                3,760,499   2,252,625       0.0%
#   China Power International Development, Ltd.                  21,226,000   6,748,417       0.1%
*   China Properties Group, Ltd.                                  2,690,000     603,415       0.0%
#*  China Rare Earth Holdings, Ltd.                               8,316,799     619,104       0.0%
    China Resources Cement Holdings, Ltd.                        14,318,000   9,677,527       0.1%
#   China Resources Phoenix Healthcare Holdings Co., Ltd.         3,464,000   4,549,667       0.1%
#*  China Ruifeng Renewable Energy Holdings, Ltd.                 5,192,000     446,106       0.0%
*   China Rundong Auto Group, Ltd.                                  126,000      51,697       0.0%
*   China Saite Group Co., Ltd.                                   1,050,000      80,889       0.0%
#   China Sanjiang Fine Chemicals Co., Ltd.                       3,011,000   1,286,153       0.0%
    China SCE Property Holdings, Ltd.                            10,374,200   4,683,555       0.1%
#*  China Shengmu Organic Milk, Ltd.                              8,038,000   1,380,618       0.0%
    China Shineway Pharmaceutical Group, Ltd.                     2,378,200   2,229,029       0.0%
#   China Silver Group, Ltd.                                      6,500,000   2,233,680       0.0%
#   China Singyes Solar Technologies Holdings, Ltd.               4,302,040   1,544,676       0.0%
#   China South City Holdings, Ltd.                              21,742,000   6,077,786       0.1%
    China Starch Holdings, Ltd.                                   6,705,000     262,303       0.0%
    China Sunshine Paper Holdings Co., Ltd.                       1,036,500     310,996       0.0%
    China Suntien Green Energy Corp., Ltd. Class H               11,084,000   3,142,961       0.1%
*   China Taifeng Beddings Holdings, Ltd.                         1,336,000      34,678       0.0%
#   China Tian Lun Gas Holdings, Ltd.                             1,366,500     986,420       0.0%
    China Traditional Chinese Medicine Holdings Co., Ltd.        12,676,000   7,266,549       0.1%
    China Travel International Investment Hong Kong, Ltd.        17,251,900   6,396,354       0.1%
#   China Vast Industrial Urban Development Co., Ltd.               732,000     399,326       0.0%
    China Water Affairs Group, Ltd.                               6,844,000   4,984,595       0.1%
#*  China Water Industry Group, Ltd.                              7,644,000   1,655,815       0.0%
    China Wood Optimization Holding, Ltd.                         2,076,000     572,432       0.0%
    China XLX Fertiliser, Ltd.                                      717,000     259,244       0.0%
#*  China Yurun Food Group, Ltd.                                 11,138,000   1,342,398       0.0%
    China ZhengTong Auto Services Holdings, Ltd.                  6,284,000   6,616,293       0.1%
#   China Zhongwang Holdings, Ltd.                               10,812,000   6,378,038       0.1%
#   Chinasoft International, Ltd.                                15,102,000   8,813,732       0.1%
    Chongqing Machinery & Electric Co., Ltd. Class H              8,344,000   1,016,170       0.0%
*   Chu Kong Petroleum & Natural Gas Steel Pipe Holdings, Ltd.    2,662,000     272,948       0.0%
    Chu Kong Shipping Enterprise Group Co., Ltd.                    746,000     190,193       0.0%
    CIFI Holdings Group Co., Ltd.                                19,426,000  10,830,203       0.2%
#*  CIMC Enric Holdings, Ltd.                                     5,278,000   3,574,305       0.1%
*   CITIC Dameng Holdings, Ltd.                                   5,649,000     358,763       0.0%
#   CITIC Resources Holdings, Ltd.                               17,636,600   1,923,645       0.0%
#   Citychamp Watch & Jewellery Group, Ltd.                      11,676,000   2,933,744       0.1%
    Clear Media, Ltd.                                               368,000     418,739       0.0%
*   Coastal Greenland, Ltd.                                       5,286,000     186,018       0.0%
#   Cogobuy Group                                                 3,644,000   2,192,422       0.0%
#   Colour Life Services Group Co., Ltd.                          1,837,000   1,097,619       0.0%
#   Comba Telecom Systems Holdings, Ltd.                         10,949,338   2,006,978       0.0%
*   Comtec Solar Systems Group, Ltd.                              4,958,000     216,103       0.0%
    Concord New Energy Group, Ltd.                               36,644,964   1,786,098       0.0%
    Consun Pharmaceutical Group, Ltd.                             2,453,000   2,258,969       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                          PERCENTAGE
                                                                   SHARES     VALUE++   OF NET ASSETS**
                                                                 ---------- ----------- ---------------
CHINA -- (Continued)
#*  Coolpad Group, Ltd.                                          21,444,800 $ 1,072,240       0.0%
    COSCO SHIPPING Energy Transportation Co., Ltd. Class H        9,210,000   5,395,147       0.1%
#   COSCO SHIPPING International Hong Kong Co., Ltd.              3,777,000   1,569,154       0.0%
    COSCO SHIPPING Ports, Ltd.                                    7,224,469   8,372,342       0.1%
#*  Coslight Technology International Group Co., Ltd.             1,168,000     512,269       0.0%
#   Cosmo Lady China Holdings Co., Ltd.                           4,375,000   1,751,348       0.0%
    CP Pokphand Co., Ltd.                                        42,714,594   3,451,662       0.1%
#   CPMC Holdings, Ltd.                                           2,311,000   1,937,647       0.0%
#   CRCC High-Tech Equipment Corp., Ltd. Class H                  2,617,500     855,936       0.0%
#   CT Environmental Group, Ltd.                                 14,380,000   2,213,850       0.0%
#   Da Ming International Holdings, Ltd.                            880,000     355,315       0.0%
*   DaChan Food Asia, Ltd.                                        1,523,955     117,203       0.0%
    Dah Chong Hong Holdings, Ltd.                                 6,350,000   2,980,745       0.1%
    Dalian Port PDA Co., Ltd. Class H                             2,640,400     460,658       0.0%
*   Daphne International Holdings, Ltd.                           7,022,000     476,957       0.0%
    Dawnrays Pharmaceutical Holdings, Ltd.                        3,254,943   1,928,482       0.0%
#*  DBA Telecommunication Asia Holdings, Ltd.                       876,000       7,366       0.0%
#*  Differ Group Holding Co., Ltd.                                9,424,000     785,529       0.0%
#*  Digital China Holdings, Ltd.                                  8,973,500   5,431,858       0.1%
*   Dongfang Electric Corp., Ltd. Class H                         1,887,600   1,842,005       0.0%
#   Dongjiang Environmental Co., Ltd. Class H                     1,016,175   1,559,591       0.0%
    Dongyue Group, Ltd.                                           6,260,000   4,559,687       0.1%
    Dragon Crown Group Holdings, Ltd.                                62,000      10,733       0.0%
#   Dynagreen Environmental Protection Group Co., Ltd. Class H    2,733,000   1,647,630       0.0%
#*  Dynasty Fine Wines Group, Ltd.                                1,614,000      55,859       0.0%
    E-Commodities Holdings, Ltd.                                  2,508,000     244,508       0.0%
#*  eHi Car Services, Ltd. Sponsored ADR                            115,674   1,326,781       0.0%
    Embry Holdings, Ltd.                                            473,000     151,513       0.0%
    Essex Bio-technology, Ltd.                                       88,000      56,716       0.0%
    EVA Precision Industrial Holdings, Ltd.                       5,156,435     715,753       0.0%
*   EverChina International Holdings Co., Ltd.                   13,120,000     309,773       0.0%
    Evergreen International Holdings, Ltd.                          860,000      78,271       0.0%
*   Fang Holdings, Ltd. ADR                                         448,178   2,034,728       0.0%
    Fantasia Holdings Group Co., Ltd.                            15,174,000   2,160,936       0.0%
    Far East Horizon, Ltd.                                       10,901,000  10,832,480       0.2%
#*  Feiyu Technology International Co., Ltd.                      1,738,500     234,328       0.0%
#   First Tractor Co., Ltd. Class H                               1,831,176     894,536       0.0%
*   Forgame Holdings, Ltd.                                          189,900     313,933       0.0%
*   Freetech Road Recycling Technology Holdings, Ltd.             2,164,000     174,901       0.0%
    Fu Shou Yuan International Group, Ltd.                        5,805,000   4,080,792       0.1%
    Fufeng Group, Ltd.                                            7,458,600   5,376,039       0.1%
#*  Fuguiniao Co., Ltd. Class H                                   2,430,200     226,622       0.0%
#   Future Land Development Holdings, Ltd.                       13,022,000   6,268,886       0.1%
#*  GCL-Poly Energy Holdings, Ltd.                               85,046,000  14,622,998       0.2%
    Gemdale Properties & Investment Corp., Ltd.                  19,344,000   1,984,170       0.0%
#   Genscript Biotech Corp.                                       1,058,000   1,293,350       0.0%
#*  Glorious Property Holdings, Ltd.                             19,469,501   2,121,563       0.0%
#   Golden Eagle Retail Group, Ltd.                               3,432,000   4,169,506       0.1%
    Golden Throat Holdings Group Co., Ltd.                          952,000     263,717       0.0%
    Goldlion Holdings, Ltd.                                       1,809,962     710,114       0.0%
#   Goldpac Group, Ltd.                                           2,369,000     720,324       0.0%
#   GOME Retail Holdings, Ltd.                                   84,442,000  10,828,793       0.2%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                          PERCENTAGE
                                                                   SHARES     VALUE++   OF NET ASSETS**
                                                                 ---------- ----------- ---------------
CHINA -- (Continued)
    Good Friend International Holdings, Inc.                        398,667 $    96,963       0.0%
#*  Grand Baoxin Auto Group, Ltd.                                 2,677,492   1,441,619       0.0%
#   Greatview Aseptic Packaging Co., Ltd.                         7,083,000   4,431,417       0.1%
    Greenland Hong Kong Holdings, Ltd.                            7,312,000   3,505,823       0.1%
#   Greentown China Holdings, Ltd.                                5,689,148   7,106,453       0.1%
#*  Ground International Development, Ltd.                          355,000      81,479       0.0%
*   Guangdong Land Holdings, Ltd.                                 4,600,800     954,220       0.0%
    Guangdong Yueyun Transportation Co., Ltd. Class H             1,143,000     732,794       0.0%
#   Guangshen Railway Co., Ltd. Class H                           1,860,000   1,082,628       0.0%
*   Guodian Technology & Environment Group Corp., Ltd. Class H    4,485,000     327,803       0.0%
    Guolian Securities Co., Ltd. Class H                          1,335,000     654,220       0.0%
#   Guorui Properties, Ltd.                                       1,548,000     456,797       0.0%
*   Haichang Ocean Park Holdings, Ltd.                            5,418,000   1,298,671       0.0%
    Haitian International Holdings, Ltd.                          4,300,000  12,876,638       0.2%
*   Hanergy Thin Film Power Group, Ltd.                          17,084,000      87,001       0.0%
*   Harbin Bank Co., Ltd. Class H                                 1,084,000     326,751       0.0%
    Harbin Electric Co., Ltd. Class H                             5,181,413   2,439,589       0.0%
#   Harmonicare Medical Holdings, Ltd.                            2,115,000     811,156       0.0%
#   HC International, Inc.                                        1,544,000   1,218,087       0.0%
#*  Health and Happiness H&H International Holdings, Ltd.         1,486,500   7,767,978       0.1%
    Henderson Investment, Ltd.                                    1,466,000     126,100       0.0%
*   Heng Tai Consumables Group, Ltd.                                350,000      16,134       0.0%
    Hengdeli Holdings, Ltd.                                      17,837,399     914,327       0.0%
*   Hengshi Mining Investments, Ltd.                              1,833,000     441,776       0.0%
*   Hi Sun Technology China, Ltd.                                11,301,000   2,594,771       0.0%
#   Hilong Holding, Ltd.                                          5,396,000     859,391       0.0%
    Hisense Kelon Electrical Holdings Co., Ltd. Class H             875,000   1,098,516       0.0%
    HKC Holdings, Ltd.                                            1,302,577   1,065,501       0.0%
#*  HNA Holding Group Co., Ltd.                                  24,080,000   1,405,069       0.0%
    HNA Infrastructure Co., Ltd. Class H                            659,000     710,892       0.0%
*   Honghua Group, Ltd.                                          16,871,000   1,645,520       0.0%
    Honworld Group, Ltd.                                            907,000     443,106       0.0%
    Hopefluent Group Holdings, Ltd.                               1,493,670     669,733       0.0%
    Hopewell Highway Infrastructure, Ltd.                         3,432,000   2,129,488       0.0%
    Hopson Development Holdings, Ltd.                             4,514,000   4,618,961       0.1%
#   HOSA International, Ltd.                                      4,668,000   1,376,991       0.0%
#*  Hua Han Health Industry Holdings, Ltd.                       25,871,698   1,757,633       0.0%
    Hua Hong Semiconductor, Ltd.                                  2,146,000   3,751,103       0.1%
    Huadian Fuxin Energy Corp., Ltd. Class H                     16,484,000   4,292,320       0.1%
*   Huajun Holdings, Ltd.                                           112,000       6,807       0.0%
    Huaneng Renewables Corp., Ltd. Class H                       28,588,000   9,831,532       0.1%
    Huazhang Technology Holding, Ltd.                               432,000     228,039       0.0%
#*  Hydoo International Holding, Ltd.                             2,436,000     235,290       0.0%
#*  IMAX China Holding, Inc.                                        722,500   2,237,594       0.0%
#   Inner Mongolia Yitai Coal Co., Ltd. Class H                     129,600     152,724       0.0%
#   Jiangnan Group, Ltd.                                         11,392,000     949,600       0.0%
#*  Jiayuan International Group, Ltd.                             1,394,000   1,005,834       0.0%
#*  Jinchuan Group International Resources Co., Ltd.              5,908,000     842,860       0.0%
#*  JinkoSolar Holding Co., Ltd. ADR                                155,767   4,148,075       0.1%
    Jinmao Hotel and Jinmao China Hotel Investments and
      Management, Ltd.                                               96,500      60,350       0.0%
    Joy City Property, Ltd.                                      14,562,000   2,541,214       0.0%
    Ju Teng International Holdings, Ltd.                          5,510,000   1,964,619       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                          PERCENTAGE
                                                                   SHARES     VALUE++   OF NET ASSETS**
                                                                 ---------- ----------- ---------------
CHINA -- (Continued)
    K Wah International Holdings, Ltd.                            5,129,952 $ 2,947,063       0.1%
*   Kai Yuan Holdings, Ltd.                                      13,400,000      92,643       0.0%
#*  Kaisa Group Holdings, Ltd.                                   17,438,000  11,142,615       0.2%
    Kangda International Environmental Co., Ltd.                  4,309,000   1,088,642       0.0%
#*  Kasen International Holdings, Ltd.                            4,399,000     688,304       0.0%
    Kingboard Chemical Holdings, Ltd.                             4,126,921  24,489,376       0.4%
    Kingboard Laminates Holdings, Ltd.                            5,858,500   9,845,311       0.1%
#*  Kingdee International Software Group Co., Ltd.               15,099,200   8,096,197       0.1%
#   Kingsoft Corp., Ltd.                                          3,670,000   9,276,429       0.1%
#*  Koradior Holdings, Ltd.                                       1,008,000     788,541       0.0%
#*  KuangChi Science, Ltd.                                          837,000     317,673       0.0%
    KWG Property Holding, Ltd.                                   10,848,950  10,771,152       0.2%
*   Labixiaoxin Snacks Group, Ltd.                                1,152,000      88,637       0.0%
    Le Saunda Holdings, Ltd.                                      2,049,799     359,835       0.0%
#   Lee & Man Chemical Co., Ltd.                                    998,785     557,634       0.0%
    Lee & Man Paper Manufacturing, Ltd.                           4,414,000   5,392,436       0.1%
#   Lee's Pharmaceutical Holdings, Ltd.                           1,596,000   1,430,828       0.0%
    Leoch International Technology, Ltd.                          2,476,000     486,009       0.0%
#*  Leyou Technologies Holdings, Ltd.                             9,420,000   2,428,598       0.0%
*   Li Ning Co., Ltd.                                            10,086,000   8,811,985       0.1%
*   Lianhua Supermarket Holdings Co., Ltd. Class H                2,865,600   1,213,272       0.0%
#*  Lifestyle China Group, Ltd.                                   1,259,500     419,881       0.0%
#*  Lifetech Scientific Corp.                                    16,038,000   3,968,612       0.1%
    Livzon Pharmaceutical Group, Inc. Class H                       707,434   4,800,533       0.1%
#   Logan Property Holdings Co., Ltd.                             7,038,000   6,519,980       0.1%
*   LongiTech Smart Energy Holding, Ltd.                            614,000     154,696       0.0%
    Lonking Holdings, Ltd.                                       15,371,000   6,916,189       0.1%
#   Luye Pharma Group, Ltd.                                       9,943,500   6,627,697       0.1%
#   LVGEM China Real Estate Investment Co., Ltd.                  1,624,000     475,053       0.0%
*   Maanshan Iron & Steel Co., Ltd. Class H                      13,188,000   6,197,430       0.1%
    Maoye International Holdings, Ltd.                            8,664,000   1,000,067       0.0%
*   MIE Holdings Corp.                                            1,662,000     140,685       0.0%
#   MIN XIN Holdings, Ltd.                                          890,000     591,249       0.0%
*   Mingfa Group International Co., Ltd.                          7,108,000     205,002       0.0%
*   Mingyuan Medicare Development Co., Ltd.                       6,950,000      38,396       0.0%
#   Minmetals Land, Ltd.                                          9,270,000   1,367,913       0.0%
    Minth Group, Ltd.                                             2,713,000  14,656,852       0.2%
#*  MMG, Ltd.                                                    16,230,999   7,355,705       0.1%
    MOBI Development Co., Ltd.                                    1,014,000     199,288       0.0%
    Mobile Internet China Holding, Ltd.                           3,390,000     977,743       0.0%
    Modern Land China Co., Ltd.                                   3,792,800     743,664       0.0%
#*  Munsun Capital Group, Ltd.                                   48,214,318     445,056       0.0%
#   Nan Hai Corp., Ltd.                                           8,350,000     252,661       0.0%
#*  National Agricultural Holdings, Ltd.                          3,714,000     212,469       0.0%
*   Nature Home Holding Co., Ltd.                                   520,000      69,325       0.0%
*   New World Department Store China, Ltd.                        3,567,462     782,133       0.0%
    Nexteer Automotive Group, Ltd.                                5,949,000  11,650,664       0.2%
#*  Noah Holdings, Ltd. Sponsored ADR                               121,711   4,773,505       0.1%
#*  North Mining Shares Co., Ltd.                                87,980,000   1,804,383       0.0%
#*  NQ Mobile, Inc. Class A ADR                                     457,562   1,683,828       0.0%
#   NVC Lighting Holdings, Ltd.                                   7,779,000     848,578       0.0%
#*  O-Net Technologies Group, Ltd.                                1,903,000   1,378,596       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                           PERCENTAGE
                                                                   SHARES      VALUE++   OF NET ASSETS**
                                                                 ----------- ----------- ---------------
CHINA -- (Continued)
#*  Ourgame International Holdings, Ltd.                           1,943,000 $   558,230       0.0%
    Overseas Chinese Town Asia Holdings, Ltd.                      1,552,183     598,972       0.0%
#*  Ozner Water International Holding, Ltd.                        2,464,000     779,882       0.0%
#   Pacific Online, Ltd.                                           3,033,365     564,275       0.0%
#   Parkson Retail Group, Ltd.                                     8,563,500   1,296,315       0.0%
#   PAX Global Technology, Ltd.                                    6,043,000   3,058,102       0.1%
*   Phoenix New Media, Ltd. ADR                                      111,488     606,495       0.0%
    Phoenix Satellite Television Holdings, Ltd.                    8,296,000   1,213,137       0.0%
    Poly Culture Group Corp., Ltd. Class H                           581,100   1,391,080       0.0%
#*  Poly Property Group Co., Ltd.                                 16,591,000   8,041,255       0.1%
#   Pou Sheng International Holdings, Ltd.                        14,438,806   2,647,122       0.1%
    Powerlong Real Estate Holdings, Ltd.                           9,846,000   4,683,144       0.1%
*   Prosperity International Holdings HK, Ltd.                    11,620,000     126,585       0.0%
#*  PW Medtech Group, Ltd.                                         4,922,000   1,028,482       0.0%
#   Q Technology Group Co., Ltd.                                   2,653,000   5,941,020       0.1%
    Qingdao Port International Co., Ltd. Class H                   2,576,000   1,821,080       0.0%
    Qingling Motors Co., Ltd. Class H                              4,272,000   1,451,175       0.0%
#*  Qinhuangdao Port Co., Ltd. Class H                             3,805,500   1,298,646       0.0%
*   Qinqin Foodstuffs Group Cayman Co., Ltd.                          65,000      17,331       0.0%
*   Qunxing Paper Holdings Co., Ltd.                                 669,913      32,459       0.0%
*   Real Gold Mining, Ltd.                                           300,500      10,130       0.0%
*   Real Nutriceutical Group, Ltd.                                 1,922,000      82,509       0.0%
    Red Star Macalline Group Corp., Ltd. Class H                   1,979,000   2,367,331       0.0%
#   Redco Properties Group, Ltd.                                   7,018,000   3,492,267       0.1%
#*  Renhe Commercial Holdings Co., Ltd.                          126,343,000   2,965,337       0.1%
#*  REXLot Holdings, Ltd.                                         69,151,502     558,768       0.0%
    Rivera Holdings, Ltd.                                            834,000      59,902       0.0%
    Road King Infrastructure, Ltd.                                 2,031,000   3,339,167       0.1%
#*  Ronshine China Holdings, Ltd.                                  1,747,000   1,968,019       0.0%
#*  Sany Heavy Equipment International Holdings Co., Ltd.          7,377,000   1,305,942       0.0%
*   Scud Group, Ltd.                                               1,876,000      46,892       0.0%
    Seaspan Corp.                                                    430,472   3,013,304       0.1%
#*  Semiconductor Manufacturing International Corp.                2,291,000   3,515,387       0.1%
#   Shandong Chenming Paper Holdings, Ltd. Class H                 1,886,000   3,430,679       0.1%
    Shandong Weigao Group Medical Polymer Co., Ltd. Class H       11,976,000   8,601,089       0.1%
*   Shandong Xinhua Pharmaceutical Co., Ltd. Class H                 916,000   1,091,306       0.0%
#   Shanghai Dasheng Agricultural Finance Technology Co., Ltd.
      Class H                                                     23,272,000   1,939,024       0.0%
#*  Shanghai Fudan Microelectronics Group Co., Ltd. Class H          872,000     786,178       0.0%
#   Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co., Ltd.
      Class H                                                      1,645,000     894,701       0.0%
    Shanghai Haohai Biological Technology Co., Ltd. Class H          107,300     525,253       0.0%
    Shanghai Industrial Holdings, Ltd.                             3,608,000  11,083,655       0.2%
#   Shanghai Industrial Urban Development Group, Ltd.             12,220,000   2,634,227       0.0%
    Shanghai Jin Jiang International Hotels Group Co., Ltd.
      Class H                                                      8,524,000   3,071,951       0.1%
    Shanghai La Chapelle Fashion Co., Ltd. Class H                    13,200      17,134       0.0%
    Shanghai Prime Machinery Co., Ltd. Class H                     5,358,000   1,092,240       0.0%
*   Shanghai Zendai Property, Ltd.                                14,785,000     221,983       0.0%
    Sheen Tai Holdings Grp Co., Ltd.                               2,482,000      93,774       0.0%
*   Shengli Oil & Gas Pipe Holdings, Ltd.                          2,272,500     115,108       0.0%
    Shenguan Holdings Group, Ltd.                                  7,454,000     406,225       0.0%
    Shenzhen Expressway Co., Ltd. Class H                          4,494,400   4,596,970       0.1%
    Shenzhen International Holdings, Ltd.                          7,554,367  14,438,734       0.2%
    Shenzhen Investment, Ltd.                                     23,568,643  10,514,329       0.2%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                          PERCENTAGE
                                                                   SHARES     VALUE++   OF NET ASSETS**
                                                                 ---------- ----------- ---------------
CHINA -- (Continued)
*   Shougang Concord International Enterprises Co., Ltd.         20,776,000 $   610,327       0.0%
    Shougang Fushan Resources Group, Ltd.                        18,764,000   4,045,461       0.1%
    Shui On Land, Ltd.                                           28,643,643   7,093,761       0.1%
#*  Shunfeng International Clean Energy, Ltd.                    10,264,000     684,662       0.0%
    Sichuan Expressway Co., Ltd. Class H                          5,366,000   2,146,787       0.0%
    Sihuan Pharmaceutical Holdings Group, Ltd.                   28,512,000  10,314,722       0.2%
*   Silver Grant International Industries, Ltd.                   5,782,000     845,622       0.0%
#*  Silverman Holdings, Ltd.                                      2,410,000     222,214       0.0%
    SIM Technology Group, Ltd.                                    1,050,000      57,251       0.0%
#*  Sino Oil And Gas Holdings, Ltd.                              70,712,766   1,369,497       0.0%
*   Sino-I Technology, Ltd.                                       3,950,000      51,142       0.0%
    Sino-Ocean Group Holding, Ltd.                               12,559,000   8,201,611       0.1%
#*  Sinofert Holdings, Ltd.                                      16,413,327   2,905,599       0.1%
#*  Sinolink Worldwide Holdings, Ltd.                            14,862,800   2,229,247       0.0%
#*  SinoMedia Holding, Ltd.                                       1,126,000     277,268       0.0%
    Sinopec Engineering Group Co., Ltd. Class H                   6,500,000   5,575,878       0.1%
    Sinopec Kantons Holdings, Ltd.                                6,502,000   4,212,555       0.1%
#   Sinosoft Technology Group, Ltd.                               4,593,599   1,408,203       0.0%
#   Sinotrans Shipping, Ltd.                                      9,239,086   2,641,039       0.1%
    Sinotrans, Ltd. Class H                                      14,820,000   7,124,006       0.1%
#   Sinotruk Hong Kong, Ltd.                                      5,320,000   7,074,574       0.1%
*   Skyfame Realty Holdings, Ltd.                                 6,268,000   2,074,108       0.0%
    Skyworth Digital Holdings, Ltd.                              12,749,628   5,871,426       0.1%
#   SMI Holdings Group, Ltd.                                      6,198,413   3,179,234       0.1%
    SOHO China, Ltd.                                             15,316,500   8,873,270       0.1%
*   Sohu.com, Inc.                                                  194,172  11,112,464       0.2%
*   Sound Global, Ltd.                                              494,000     142,474       0.0%
#*  Sparkle Roll Group, Ltd.                                      5,168,000     503,778       0.0%
    Springland International Holdings, Ltd.                       4,998,000     910,406       0.0%
#*  SPT Energy Group, Inc.                                        4,970,000     376,225       0.0%
*   SRE Group, Ltd.                                              30,356,346     786,765       0.0%
    SSY Group, Ltd.                                              13,919,152   6,620,986       0.1%
    Suchuang Gas Corp., Ltd.                                         98,000      41,576       0.0%
#   Sun King Power Electronics Group                              2,950,000     680,684       0.0%
#*  Sunshine 100 China Holdings, Ltd.                               237,000     111,532       0.0%
    Symphony Holdings, Ltd.                                       7,900,000     892,301       0.0%
#   Tang Palace China Holdings, Ltd.                                150,000      63,489       0.0%
#   Tarena International, Inc. ADR                                  256,026   3,750,781       0.1%
*   Taung Gold International, Ltd.                               29,340,000     263,527       0.0%
    TCC International Holdings, Ltd.                             10,264,647   4,762,994       0.1%
#   TCL Multimedia Technology Holdings, Ltd.                      3,758,510   2,023,573       0.0%
*   Tech Pro Technology Development, Ltd.                        43,862,000     410,447       0.0%
#*  Technovator International, Ltd.                               3,842,000   1,197,396       0.0%
    Ten Pao Group Holdings, Ltd.                                    808,000     207,240       0.0%
    Tenfu Cayman Holdings Co Ltd                                    216,000      86,766       0.0%
#   Tenwow International Holdings, Ltd.                           3,728,000     836,712       0.0%
*   Tesson Holdings, Ltd.                                           129,000      22,491       0.0%
    Texhong Textile Group, Ltd.                                   2,011,500   2,775,517       0.1%
*   Tian An China Investment Co., Ltd.                            1,632,000   1,219,135       0.0%
    Tian Shan Development Holdings, Ltd.                          1,742,000     699,199       0.0%
    Tiande Chemical Holdings, Ltd.                                  744,000     179,365       0.0%
    Tiangong International Co., Ltd.                              8,762,000   1,033,614       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                         PERCENTAGE
                                                                   SHARES    VALUE++   OF NET ASSETS**
                                                                 ---------- ---------- ---------------
CHINA -- (Continued)
#   Tianjin Capital Environmental Protection Group Co., Ltd.
      Class H                                                     2,718,000 $1,733,044       0.0%
    Tianjin Development Holdings, Ltd.                            3,908,000  2,005,306       0.0%
    Tianjin Port Development Holdings, Ltd.                      14,388,800  2,254,023       0.0%
#   Tianneng Power International, Ltd.                            6,014,048  5,800,742       0.1%
    Tianyi Summi Holdings, Ltd.                                   3,872,000    556,069       0.0%
#*  Tibet Water Resources, Ltd.                                  11,858,000  4,895,673       0.1%
    Time Watch Investments, Ltd.                                  1,456,000    181,345       0.0%
    Tomson Group, Ltd.                                            2,068,641    954,658       0.0%
#   Tong Ren Tang Technologies Co., Ltd. Class H                  4,173,000  5,864,945       0.1%
#   Tongda Group Holdings, Ltd.                                  23,530,000  6,677,101       0.1%
    Tonly Electronics Holdings, Ltd.                                584,176    719,593       0.0%
    Top Spring International Holdings, Ltd.                         526,000    321,259       0.0%
*   Tou Rong Chang Fu Group, Ltd.                                 9,264,000    164,921       0.0%
    Towngas China Co., Ltd.                                       7,254,657  5,953,941       0.1%
    TPV Technology, Ltd.                                          5,291,964    903,046       0.0%
#   Trigiant Group, Ltd.                                          3,788,000    505,307       0.0%
*   Trony Solar Holdings Co., Ltd.                                1,757,000     26,575       0.0%
#   Truly International Holdings, Ltd.                            8,919,573  3,455,255       0.1%
#*  Tuniu Corp. Sponsored ADR                                        71,628    489,936       0.0%
    Uni-President China Holdings, Ltd.                            8,237,000  6,889,710       0.1%
*   United Energy Group, Ltd.                                    38,598,900  2,103,663       0.0%
#   Universal Medical Financial & Technical Advisory Services
      Co., Ltd.                                                   4,408,500  4,659,143       0.1%
#*  V1 Group, Ltd.                                               12,971,600    424,356       0.0%
#   Vinda International Holdings, Ltd.                              746,000  1,508,299       0.0%
    Wanguo International Mining Group, Ltd.                         154,000     39,089       0.0%
#   Wasion Group Holdings, Ltd.                                   4,144,000  2,131,281       0.0%
    Weiqiao Textile Co. Class H                                   2,523,000  1,319,559       0.0%
    Welling Holding, Ltd.                                         7,400,000  1,508,805       0.0%
    Wenzhou Kangning Hospital Co., Ltd. Class H                       2,700     12,321       0.0%
*   West China Cement, Ltd.                                      17,834,000  2,835,191       0.1%
#   Wisdom Sports Group                                           1,982,000    277,109       0.0%
*   Wuzhou International Holdings, Ltd.                           2,766,000    329,800       0.0%
#   Xiabuxiabu Catering Management China Holdings Co., Ltd.         342,500    500,215       0.0%
    Xiamen International Port Co., Ltd. Class H                   7,366,000  1,425,568       0.0%
*   Xinchen China Power Holdings, Ltd.                            3,287,000    484,977       0.0%
    Xingda International Holdings, Ltd.                           6,453,235  2,465,090       0.0%
*   Xingfa Aluminium Holdings, Ltd.                                 478,000    345,547       0.0%
    Xinhua Winshare Publishing and Media Co., Ltd. Class H        2,708,103  2,351,638       0.0%
*   Xinjiang Xinxin Mining Industry Co., Ltd. Class H             5,127,598    704,100       0.0%
*   Xinming China Holdings, Ltd.                                    224,000     34,747       0.0%
#   Xinyi Solar Holdings, Ltd.                                   16,712,000  5,787,839       0.1%
#   Xinyuan Real Estate Co., Ltd. ADR                                54,649    305,488       0.0%
#   XTEP International Holdings, Ltd.                             5,688,500  1,882,494       0.0%
#*  Xunlei, Ltd. ADR                                                 32,839    304,418       0.0%
#   Yadea Group Holdings, Ltd.                                    2,338,000    809,390       0.0%
*   Yanchang Petroleum International, Ltd.                       30,720,000    539,752       0.0%
#   Yangtze Optical Fibre and Cable Joint Stock, Ltd. Co.
      Class H                                                     1,018,000  3,792,620       0.1%
#*  Yashili International Holdings, Ltd.                          3,908,000    876,684       0.0%
    YiChang HEC ChangJiang Pharmaceutical Co., Ltd. Class H         333,800    962,995       0.0%
    Yida China Holdings, Ltd.                                     1,148,000    302,729       0.0%
    Yip's Chemical Holdings, Ltd.                                 1,916,000    720,841       0.0%
#   Yirendai, Ltd. ADR                                              137,969  5,986,475       0.1%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                             PERCENTAGE
                                                                   SHARES      VALUE++     OF NET ASSETS**
                                                                 ---------- -------------- ---------------
CHINA -- (Continued)
*   Youyuan International Holdings, Ltd.                          3,072,070 $    1,937,652       0.0%
*   Yuanda China Holdings, Ltd.                                  12,884,000        249,693       0.0%
#*  YuanShengTai Dairy Farm, Ltd.                                 5,910,000        310,701       0.0%
    Yuexiu Property Co., Ltd.                                    54,806,284     10,620,894       0.2%
#   Yuexiu Transport Infrastructure, Ltd.                         4,586,018      3,364,675       0.1%
#   Yunnan Water Investment Co., Ltd. Class H                     1,536,000        626,133       0.0%
    Yuzhou Properties Co., Ltd.                                  11,092,120      5,479,103       0.1%
*   YY, Inc. ADR                                                    220,940     19,970,767       0.3%
#   Zhaojin Mining Industry Co., Ltd. Class H                     7,759,000      6,372,325       0.1%
    Zhengzhou Coal Mining Machinery Group Co., Ltd. Class H       1,635,400        924,288       0.0%
#*  Zhong An Real Estate, Ltd.                                   13,564,800      1,793,598       0.0%
    Zhongsheng Group Holdings, Ltd.                               4,248,000      8,731,503       0.1%
    Zhuhai Holdings Investment Group, Ltd.                        1,698,000        254,860       0.0%
#   Zoomlion Heavy Industry Science and Technology Co., Ltd.
      Class H                                                     3,586,600      1,740,437       0.0%
                                                                            --------------      ----
TOTAL CHINA                                                                  1,227,096,076      16.9%
                                                                            --------------      ----
COLOMBIA -- (0.2%)
    Almacenes Exito SA                                            1,101,975      5,919,124       0.1%
    Bolsa de Valores de Colombia                                 29,054,344        233,042       0.0%
    Celsia SA ESP                                                 1,562,526      2,306,255       0.0%
*   Cemex Latam Holdings SA                                       1,003,298      3,555,350       0.1%
    Constructora Conconcreto SA                                     323,906        105,518       0.0%
    Corp. Financiera Colombiana SA                                   81,195        763,363       0.0%
*   Empresa de Telecomunicaciones de Bogota                       3,376,051        549,348       0.0%
    Grupo Nutresa SA                                                 70,859        629,382       0.0%
    Interconexion Electrica SA ESP                                  152,354        667,101       0.0%
    Mineros SA                                                      115,553         94,963       0.0%
*   Odinsa SA                                                        19,092         60,878       0.0%
    Promigas SA ESP                                                  10,240         27,131       0.0%
                                                                            --------------      ----
TOTAL COLOMBIA                                                                  14,911,455       0.2%
                                                                            --------------      ----
GREECE -- (0.3%)
    Aegean Airlines SA                                              207,860      1,891,311       0.0%
    Athens Water Supply & Sewage Co. SA (The)                       125,722        901,365       0.0%
    Bank of Greece                                                  142,242      2,319,397       0.1%
*   Ellaktor SA                                                     801,522      1,524,144       0.0%
    Fourlis Holdings SA                                             278,982      1,810,416       0.0%
*   GEK Terna Holding Real Estate Construction SA                   475,188      2,347,487       0.1%
    Hellenic Exchanges--Athens Stock Exchange SA                    437,421      2,446,403       0.1%
*   Iaso SA                                                         377,332        385,677       0.0%
*   Intracom Holdings SA                                            664,642        449,039       0.0%
*   Intralot SA-Integrated Lottery Systems & Services               848,730      1,058,605       0.0%
*   Lamda Development SA                                             92,510        695,786       0.0%
*   Marfin Investment Group Holdings SA                           5,032,612        551,689       0.0%
*   Mytilineos Holdings SA                                          522,191      5,467,447       0.1%
    Piraeus Port Authority SA                                        42,172        765,939       0.0%
    Sarantis SA                                                      93,848      1,350,029       0.0%
    Terna Energy SA                                                 257,713      1,252,811       0.0%
                                                                            --------------      ----
TOTAL GREECE                                                                    25,217,545       0.4%
                                                                            --------------      ----

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                        PERCENTAGE
                                                                  SHARES    VALUE++   OF NET ASSETS**
                                                                 --------- ---------- ---------------
HONG KONG -- (0.0%)
*   BII Railway Transportation Technology Holdings Co., Ltd.       712,000 $   81,352       0.0%
    Lai Fung Holdings, Ltd.                                        604,860  1,019,629       0.0%
    Yorkey Optical International Cayman, Ltd.                      328,000     56,352       0.0%
                                                                           ----------       ---
TOTAL HONG KONG                                                             1,157,333       0.0%
                                                                           ----------       ---
HUNGARY -- (0.1%)
    Magyar Telekom Telecommunications P.L.C.                     1,989,427  3,452,327       0.0%
    Richter Gedeon Nyrt                                            221,459  5,508,695       0.1%
                                                                           ----------       ---
TOTAL HUNGARY                                                               8,961,022       0.1%
                                                                           ----------       ---
INDIA -- (13.6%)
*   3M India, Ltd.                                                   6,495  1,422,978       0.0%
*   5Paisa Capital, Ltd.                                            60,120    242,488       0.0%
    8K Miles Software Services, Ltd.                                32,227    333,680       0.0%
    Aarti Drugs, Ltd.                                                1,105      9,183       0.0%
    Aarti Industries                                               197,011  2,868,923       0.1%
*   Aban Offshore, Ltd.                                            137,519    427,765       0.0%
    Abbott India, Ltd.                                               5,887    385,847       0.0%
    Accelya Kale Solutions, Ltd.                                     3,300     71,324       0.0%
    Adani Enterprises, Ltd.                                      1,642,031  3,362,821       0.1%
*   Adani Power, Ltd.                                            6,769,452  3,437,122       0.1%
*   Adani Transmissions, Ltd.                                      522,126  1,677,831       0.0%
*   Aditya Birla Capital, Ltd.                                     515,058  1,414,255       0.0%
*   Aditya Birla Fashion and Retail, Ltd.                          258,803    624,790       0.0%
    Aegis Logistics, Ltd.                                          844,356  3,022,421       0.1%
    Agro Tech Foods, Ltd.                                           62,964    526,664       0.0%
*   Ahluwalia Contracts India Ltd.                                  19,575     96,238       0.0%
    AIA Engineering, Ltd.                                          240,532  5,104,470       0.1%
    Ajanta Pharma, Ltd.                                            193,343  3,638,869       0.1%
    Akzo Nobel India, Ltd.                                          78,036  2,297,604       0.0%
    Alembic Pharmaceuticals, Ltd.                                  456,557  3,562,942       0.1%
    Alembic, Ltd.                                                  624,014    378,690       0.0%
*   Allahabad Bank                                               1,121,891  1,360,335       0.0%
    Allcargo Logistics, Ltd.                                       442,806  1,191,803       0.0%
    Amara Raja Batteries, Ltd.                                     193,035  2,088,179       0.0%
*   Amtek Auto, Ltd.                                               217,501     83,444       0.0%
    Anant Raj, Ltd.                                                396,539    368,114       0.0%
*   Andhra Bank                                                  1,312,648  1,343,955       0.0%
    Apar Industries, Ltd.                                           98,495  1,164,880       0.0%
    APL Apollo Tubes, Ltd.                                          18,147    519,064       0.0%
    Apollo Hospitals Enterprise, Ltd.                              146,570  2,347,628       0.0%
    Apollo Tyres, Ltd.                                           2,135,080  8,124,047       0.1%
    Arvind, Ltd.                                                 1,218,343  7,557,083       0.1%
    Asahi India Glass, Ltd.                                        455,052  2,788,882       0.1%
    Ashiana Housing, Ltd.                                           60,216    156,700       0.0%
    Ashok Leyland, Ltd.                                            987,355  2,001,130       0.0%
    Ashoka Buildcon, Ltd.                                          257,643    849,066       0.0%
    Astra Microwave Products, Ltd.                                  63,332    116,659       0.0%
    Astral Polytechnik, Ltd.                                        76,878    907,708       0.0%
*   AstraZeneca Pharma India, Ltd.                                   2,573     41,605       0.0%
    Atul, Ltd.                                                      66,521  2,460,071       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                        PERCENTAGE
                                                                  SHARES    VALUE++   OF NET ASSETS**
                                                                 --------- ---------- ---------------
INDIA -- (Continued)
    Automotive Axles, Ltd.                                          16,702 $  239,430       0.0%
    Avanti Feeds, Ltd.                                              12,021    523,880       0.0%
    Bajaj Corp., Ltd.                                              415,632  2,980,425       0.1%
    Bajaj Electricals, Ltd.                                        255,255  1,538,921       0.0%
*   Bajaj Hindusthan Sugar, Ltd.                                 2,965,216    685,477       0.0%
    Bajaj Holdings & Investment, Ltd.                              124,491  5,731,302       0.1%
    Balaji Amines, Ltd.                                             12,309     98,762       0.0%
    Balaji Telefilms, Ltd.                                          24,400     55,751       0.0%
    Balkrishna Industries, Ltd.                                    282,201  7,476,848       0.1%
*   Ballarpur Industries, Ltd.                                   1,005,483    217,670       0.0%
    Balmer Lawrie & Co., Ltd.                                      387,372  1,415,478       0.0%
    Balrampur Chini Mills, Ltd.                                  1,243,773  3,298,513       0.1%
    Banco Products India, Ltd.                                      48,527    166,057       0.0%
*   Bank of India                                                1,787,393  5,303,215       0.1%
*   Bank Of Maharashtra                                            654,671    280,665       0.0%
    Bannari Amman Sugars, Ltd.                                      14,297    508,100       0.0%
    BASF India, Ltd.                                                87,802  2,355,606       0.0%
    Bata India, Ltd.                                               261,464  3,284,306       0.1%
    BEML, Ltd.                                                     110,323  2,920,440       0.1%
    Berger Paints India, Ltd.                                    2,412,762  9,989,772       0.2%
*   BF Utilities, Ltd.                                              80,023    557,887       0.0%
    Bhansali Engineering Polymers, Ltd.                            239,376    518,326       0.0%
*   Bharat Financial Inclusion, Ltd.                               367,223  5,537,975       0.1%
    Bharat Forge, Ltd.                                             103,384  1,128,503       0.0%
    Biocon, Ltd.                                                 1,280,367  7,113,580       0.1%
    Birla Corp., Ltd.                                              167,366  2,958,895       0.1%
    Bliss Gvs Pharma, Ltd.                                         129,329    348,721       0.0%
    Blue Dart Express, Ltd.                                         33,643  2,180,808       0.0%
    Blue Star, Ltd.                                                212,221  2,619,833       0.0%
    Bodal Chemicals, Ltd.                                          293,047    816,161       0.0%
    Bombay Dyeing & Manufacturing Co., Ltd.                        737,242  2,211,165       0.0%
*   Bombay Rayon Fashions, Ltd.                                     43,672     89,773       0.0%
    Brigade Enterprises, Ltd.                                      208,284    845,812       0.0%
*   Camlin Fine Sciences, Ltd.                                      14,841     20,276       0.0%
    Can Fin Homes, Ltd.                                            252,875  1,872,856       0.0%
    Canara Bank                                                    136,182    856,679       0.0%
    Capital First, Ltd.                                            172,762  2,007,336       0.0%
    Caplin Point Laboratories, Ltd.                                 85,907    888,155       0.0%
    Carborundum Universal, Ltd.                                    371,802  2,074,841       0.0%
    Care Ratings, Ltd.                                             105,132  2,443,947       0.0%
    Castrol India, Ltd.                                            143,098    884,133       0.0%
    CCL Products India, Ltd.                                       386,822  1,914,088       0.0%
    Ceat, Ltd.                                                     189,680  4,903,630       0.1%
    Century Plyboards India, Ltd.                                  559,433  2,436,819       0.0%
    Century Textiles & Industries, Ltd.                            239,899  5,033,461       0.1%
    Cera Sanitaryware, Ltd.                                         17,883    902,903       0.0%
    CESC, Ltd.                                                     632,178  9,944,638       0.2%
*   CG Power and Industrial Solutions, Ltd.                      3,403,119  4,363,719       0.1%
    Chambal Fertilizers and Chemicals, Ltd.                      1,130,592  2,643,531       0.0%
    Chennai Petroleum Corp., Ltd.                                  356,359  2,584,687       0.0%
    Chennai Super Kings Cricket, Ltd.                            1,658,632     10,804       0.0%
    Cholamandalam Investment and Finance Co., Ltd.                 204,067  3,623,873       0.1%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
INDIA -- (Continued)
    City Union Bank, Ltd.                                          993,057 $ 2,484,149       0.0%
    Clariant Chemicals India, Ltd.                                  56,876     547,528       0.0%
*   Coffee Day Enterprises, Ltd.                                    42,032     144,114       0.0%
    Coromandel International, Ltd.                                 571,426   4,542,291       0.1%
*   Corp. Bank                                                   1,304,019     910,408       0.0%
    Cox & Kings, Ltd.                                              752,502   3,036,083       0.1%
    CRISIL, Ltd.                                                    87,986   2,444,642       0.0%
    Crompton Greaves Consumer Electricals, Ltd.                  3,446,457  11,755,789       0.2%
    Cummins India, Ltd.                                                367       5,129       0.0%
    Cyient, Ltd.                                                   403,145   3,365,096       0.1%
    Dalmia Bharat Sugar & Industries, Ltd.                          80,558     228,924       0.0%
    Dalmia Bharat, Ltd.                                            147,822   6,851,259       0.1%
    DB Corp., Ltd.                                                 132,399     736,439       0.0%
*   DB Realty, Ltd.                                                525,649     306,634       0.0%
    DCB Bank, Ltd.                                               1,643,980   4,514,052       0.1%
    DCM Shriram, Ltd.                                              305,718   2,481,309       0.0%
    Deepak Fertilisers & Petrochemicals Corp., Ltd.                233,813   1,712,362       0.0%
    Deepak Nitrite, Ltd.                                           169,003     568,515       0.0%
    Delta Corp., Ltd.                                              606,111   2,486,590       0.0%
*   DEN Networks, Ltd.                                             247,205     327,664       0.0%
*   Dena Bank                                                    1,251,365     536,784       0.0%
    Dewan Housing Finance Corp., Ltd.                            1,161,690  11,518,467       0.2%
    DFM Foods, Ltd.                                                  1,018      30,171       0.0%
    Dhampur Sugar Mills, Ltd.                                       65,158     318,492       0.0%
    Dhanuka Agritech, Ltd.                                          41,731     415,698       0.0%
*   Dish TV India, Ltd.                                          3,118,653   3,739,782       0.1%
*   Dishman Carbogen Amcis, Ltd.                                   699,600   3,199,822       0.1%
    DLF, Ltd.                                                      364,025   1,134,953       0.0%
    Dr Lal PathLabs, Ltd.                                           18,114     218,833       0.0%
    Dredging Corp. Of India, Ltd.                                   21,132     182,756       0.0%
    Dwarikesh Sugar Industries, Ltd.                               173,124     204,832       0.0%
*   Dynamatic Technologies, Ltd.                                     8,983     301,847       0.0%
    eClerx Services, Ltd.                                          142,822   2,845,388       0.1%
    Edelweiss Financial Services, Ltd.                           2,290,520   9,952,123       0.2%
    EID Parry India, Ltd.                                          533,750   3,072,964       0.1%
    EIH, Ltd.                                                      989,562   2,347,215       0.0%
    Electrosteel Castings, Ltd.                                    543,283     268,523       0.0%
    Elgi Equipments, Ltd.                                          298,720   1,112,175       0.0%
    Emami, Ltd.                                                     12,892     251,200       0.0%
    Engineers India, Ltd.                                        1,496,253   4,296,363       0.1%
    Entertainment Network India, Ltd.                               67,216     831,422       0.0%
*   Eros International Media, Ltd.                                 280,262     906,314       0.0%
    Escorts, Ltd.                                                  646,051   7,591,750       0.1%
    Essel Propack, Ltd.                                            425,690   1,874,475       0.0%
*   Eveready Industries India, Ltd.                                267,283   1,393,438       0.0%
    Exide Industries, Ltd.                                       1,380,678   4,471,124       0.1%
    FDC, Ltd.                                                      449,623   1,326,785       0.0%
    Federal Bank, Ltd.                                           8,667,989  16,334,905       0.2%
*   Federal-Mogul Goetze India, Ltd.                                77,128     597,318       0.0%
    FIEM Industries, Ltd.                                           17,939     257,308       0.0%
    Finolex Cables, Ltd.                                           764,245   7,248,220       0.1%
    Finolex Industries, Ltd.                                       306,691   3,388,256       0.1%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                         PERCENTAGE
                                                                   SHARES    VALUE++   OF NET ASSETS**
                                                                 ---------- ---------- ---------------
INDIA -- (Continued)
*   Firstsource Solutions, Ltd.                                   1,861,967 $1,266,604       0.0%
*   Fortis Healthcare, Ltd.                                         518,804  1,155,581       0.0%
*   Future Consumer, Ltd.                                         2,972,865  2,804,968       0.1%
    Future Enterprises, Ltd.                                        472,111    376,185       0.0%
    Future Lifestyle Fashions, Ltd.                                   9,241     50,501       0.0%
*   Future Retail, Ltd.                                             640,921  5,142,858       0.1%
    Gabriel India, Ltd.                                             455,619  1,387,486       0.0%
    Garware Wall Ropes, Ltd.                                         15,106    220,698       0.0%
    Gateway Distriparks, Ltd.                                       681,275  2,769,068       0.1%
    Gati, Ltd.                                                      273,618    505,265       0.0%
    Gayatri Projects, Ltd.                                          199,982    599,118       0.0%
    GE Power India, Ltd.                                            154,509  1,624,670       0.0%
    GE T&D India, Ltd.                                              145,313    880,116       0.0%
    Genus Power Infrastructures, Ltd.                                38,419     36,575       0.0%
    Geojit Financial Services, Ltd.                                  55,453    109,678       0.0%
    GHCL, Ltd.                                                      123,284    432,291       0.0%
    GIC Housing Finance, Ltd.                                       103,084    771,429       0.0%
    Gillette India, Ltd.                                             19,465  1,794,045       0.0%
    GlaxoSmithKline Consumer Healthcare, Ltd.                           746     58,446       0.0%
    GlaxoSmithKline Pharmaceuticals, Ltd.                             7,932    315,145       0.0%
*   GMR Infrastructure, Ltd.                                     15,924,296  4,740,222       0.1%
    GOCL Corp., Ltd.                                                 52,508    430,972       0.0%
    Godfrey Phillips India, Ltd.                                     73,453  1,140,689       0.0%
    Godrej Industries, Ltd.                                         422,968  3,866,596       0.1%
*   Godrej Properties, Ltd.                                         516,507  5,432,324       0.1%
    Granules India, Ltd.                                            543,263  1,171,748       0.0%
    Graphite India, Ltd.                                            397,865  3,056,125       0.1%
    Grasim Industries, Ltd.                                         367,899  6,989,855       0.1%
    Great Eastern Shipping Co., Ltd. (The)                          522,487  3,144,927       0.1%
    Greaves Cotton, Ltd.                                            568,315  1,128,481       0.0%
    Greenply Industries, Ltd.                                        85,155    367,146       0.0%
    Grindwell Norton, Ltd.                                           69,118    508,319       0.0%
    Gruh Finance, Ltd.                                              630,894  4,871,245       0.1%
*   GTL Infrastructure, Ltd.                                      1,300,005    139,915       0.0%
    Gujarat Alkalies & Chemicals, Ltd.                              188,929  2,320,124       0.0%
    Gujarat Ambuja Exports, Ltd.                                     69,876    188,937       0.0%
    Gujarat Fluorochemicals, Ltd.                                   224,424  3,226,791       0.1%
    Gujarat Gas, Ltd.                                               319,983  4,456,384       0.1%
    Gujarat Industries Power Co., Ltd.                              243,334    536,365       0.0%
    Gujarat Mineral Development Corp., Ltd.                         803,287  2,177,174       0.0%
    Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.            266,808  2,147,718       0.0%
    Gujarat Pipavav Port, Ltd.                                    1,038,829  2,267,528       0.0%
    Gujarat State Fertilizers & Chemicals, Ltd.                     969,096  2,410,415       0.0%
    Gujarat State Petronet, Ltd.                                  1,250,382  3,943,163       0.1%
    Gulf Oil Lubricants India, Ltd.                                  89,574  1,088,464       0.0%
*   GVK Power & Infrastructure, Ltd.                              5,289,365  1,530,385       0.0%
*   Hathway Cable & Datacom, Ltd.                                 2,091,712    986,759       0.0%
    Hatsun Agro Products, Ltd.                                       15,681    172,883       0.0%
    HBL Power Systems, Ltd.                                          88,636     87,842       0.0%
*   HCL Infosystems, Ltd.                                           602,621    445,509       0.0%
    HCL Technologies, Ltd.                                           22,549    297,818       0.0%
*   HealthCare Global Enterprises, Ltd.                              16,738     73,037       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
INDIA -- (Continued)
*   HEG, Ltd.                                                       36,273 $   962,114       0.0%
    HeidelbergCement India, Ltd.                                   547,065   1,257,605       0.0%
    Heritage Foods, Ltd.                                            48,120     581,112       0.0%
    Hexaware Technologies, Ltd.                                  1,197,434   5,263,899       0.1%
    Hikal, Ltd.                                                    115,702     453,652       0.0%
*   Himachal Futuristic Communications, Ltd.                     3,834,328   1,752,888       0.0%
    Himadri Speciality Chemical, Ltd.                              738,017   1,974,271       0.0%
    Himatsingka Seide, Ltd.                                        243,487   1,383,669       0.0%
    Hinduja Global Solutions, Ltd.                                  17,423     155,220       0.0%
    Hinduja Ventures, Ltd.                                          27,826     211,884       0.0%
*   Hindustan Construction Co., Ltd.                             3,553,749   2,198,263       0.0%
    Hindustan Media Ventures, Ltd.                                  25,017      91,606       0.0%
    Honda SIEL Power Products, Ltd.                                  4,392      93,350       0.0%
    Honeywell Automation India, Ltd.                                13,522   3,308,419       0.1%
*   Housing Development & Infrastructure, Ltd.                   2,608,534   2,365,116       0.0%
    HSIL, Ltd.                                                     238,038   1,554,446       0.0%
    HT Media, Ltd.                                                 574,085     910,016       0.0%
    Huhtamaki PPL, Ltd.                                            126,615     506,393       0.0%
    I G Petrochemicals, Ltd.                                        19,280     216,757       0.0%
    ICRA, Ltd.                                                       2,834     171,411       0.0%
*   IDBI Bank, Ltd.                                              3,706,075   3,603,686       0.1%
    IDFC Bank, Ltd.                                                378,805     331,251       0.0%
    IDFC, Ltd.                                                   1,319,255   1,284,551       0.0%
*   IFB Industries, Ltd.                                            41,541     616,663       0.0%
*   IFCI, Ltd.                                                   5,221,683   1,964,217       0.0%
    Igarashi Motors India, Ltd.                                     23,109     323,880       0.0%
    IIFL Holdings, Ltd.                                          1,475,192  14,013,643       0.2%
*   IL&FS Transportation Networks, Ltd.                            807,052   1,115,506       0.0%
    India Cements, Ltd. (The)                                    1,763,985   5,303,535       0.1%
*   Indiabulls Real Estate, Ltd.                                 1,742,204   6,089,723       0.1%
    Indiabulls Ventures, Ltd.                                      433,114   1,909,768       0.0%
    Indian Bank                                                    673,455   3,257,953       0.1%
    Indian Hotels Co., Ltd. (The)                                3,572,725   6,275,155       0.1%
    Indian Hume Pipe Co., Ltd.                                      35,002     273,409       0.0%
    Indian Metals & Ferro Alloys, Ltd.                               7,544      79,284       0.0%
*   Indian Overseas Bank                                         2,002,490     781,113       0.0%
    Indo Count Industries, Ltd.                                    435,926     800,716       0.0%
    Indoco Remedies, Ltd.                                          261,571   1,063,053       0.0%
    Indraprastha Gas, Ltd.                                         235,051   5,754,489       0.1%
    INEOS Styrolution India, Ltd.                                   23,441     356,756       0.0%
    Ingersoll-Rand India, Ltd.                                      78,519     966,991       0.0%
*   Inox Leisure, Ltd.                                             373,692   1,414,928       0.0%
*   Inox Wind, Ltd.                                                123,201     280,815       0.0%
    Insecticides India, Ltd.                                        10,090     137,774       0.0%
*   Intellect Design Arena, Ltd.                                   331,903     720,431       0.0%
*   International Paper APPM, Ltd.                                  17,557      78,181       0.0%
    Ipca Laboratories, Ltd.                                        375,952   3,099,758       0.1%
    IRB Infrastructure Developers, Ltd.                          1,464,915   5,511,154       0.1%
    ITD Cementation India, Ltd.                                    327,885     917,623       0.0%
    J Kumar Infraprojects, Ltd.                                     54,443     222,922       0.0%
    Jagran Prakashan, Ltd.                                         811,954   2,226,153       0.0%
    Jai Corp., Ltd.                                                104,735     206,688       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                          PERCENTAGE
                                                                   SHARES     VALUE++   OF NET ASSETS**
                                                                 ---------- ----------- ---------------
INDIA -- (Continued)
    Jain Irrigation Systems, Ltd.                                 2,913,946 $ 4,628,939       0.1%
*   Jaiprakash Associates, Ltd.                                  10,389,053   2,970,909       0.1%
*   Jaiprakash Power Ventures, Ltd.                              10,465,020   1,276,055       0.0%
*   Jammu & Kashmir Bank, Ltd. (The)                              2,109,565   2,688,652       0.0%
    Jamna Auto Industries, Ltd.                                     700,060     713,841       0.0%
    Jayant Agro-Organics, Ltd.                                        7,380      49,450       0.0%
*   Jaypee Infratech, Ltd.                                        3,812,775     793,687       0.0%
    JB Chemicals & Pharmaceuticals, Ltd.                            212,153     940,950       0.0%
    JBF Industries, Ltd.                                            241,503     827,883       0.0%
*   Jet Airways India, Ltd.                                         153,849   1,392,424       0.0%
    Jindal Poly Films, Ltd.                                         130,599     811,113       0.0%
    Jindal Saw, Ltd.                                              1,136,957   2,190,426       0.0%
*   Jindal Stainless Hisar, Ltd.                                    229,250     818,644       0.0%
*   Jindal Stainless, Ltd.                                           80,388     147,745       0.0%
*   Jindal Steel & Power, Ltd.                                    3,202,653   8,086,247       0.1%
*   JITF Infralogistics, Ltd.                                        91,395      53,475       0.0%
    JK Cement, Ltd.                                                 180,313   2,769,874       0.1%
    JK Lakshmi Cement, Ltd.                                         291,833   1,943,174       0.0%
    JK Tyre & Industries, Ltd.                                      567,108   1,276,895       0.0%
    JM Financial, Ltd.                                            2,268,631   5,768,683       0.1%
    JMC Projects India, Ltd.                                          3,618      24,711       0.0%
    Johnson Controls-Hitachi Air Conditioning India, Ltd.            66,772   2,428,244       0.0%
    JSW Energy, Ltd.                                              3,100,743   4,075,416       0.1%
*   JSW Holdings, Ltd.                                               22,564     656,570       0.0%
    Jubilant Foodworks, Ltd.                                        296,186   7,466,151       0.1%
    Jubilant Life Sciences, Ltd.                                    505,015   4,997,788       0.1%
*   Just Dial, Ltd.                                                 283,534   2,024,700       0.0%
    Jyothy Laboratories, Ltd.                                       416,597   2,558,282       0.0%
    Kajaria Ceramics, Ltd.                                          595,639   6,260,744       0.1%
    Kalpataru Power Transmission, Ltd.                              419,830   2,429,388       0.0%
    Kalyani Steels, Ltd.                                             98,899     640,488       0.0%
    Kansai Nerolac Paints, Ltd.                                     474,998   3,792,428       0.1%
    Karnataka Bank, Ltd. (The)                                    1,457,310   3,667,448       0.1%
    Karur Vysya Bank, Ltd. (The)                                  2,359,560   4,621,986       0.1%
    Kaveri Seed Co., Ltd.                                           197,773   1,750,624       0.0%
*   KAYA, Ltd.                                                        6,469      93,862       0.0%
    KCP, Ltd.                                                       205,599     389,686       0.0%
    KEC International, Ltd.                                         766,919   3,463,093       0.1%
    KEI Industries, Ltd.                                            166,917     863,377       0.0%
*   Kesoram Industries, Ltd.                                         20,531      44,649       0.0%
    Kewal Kiran Clothing, Ltd.                                        1,598      45,168       0.0%
    Kirloskar Brothers, Ltd.                                         64,410     250,881       0.0%
    Kirloskar Oil Engines, Ltd.                                     257,475   1,415,487       0.0%
    Kitex Garments, Ltd.                                             99,803     358,025       0.0%
    KNR Constructions, Ltd.                                         104,420     402,817       0.0%
    Kolte-Patil Developers, Ltd.                                     31,126     121,616       0.0%
    KPIT Technologies, Ltd.                                       1,237,641   2,805,259       0.1%
    KPR Mill, Ltd.                                                   75,118     939,631       0.0%
    KRBL, Ltd.                                                      532,344   5,323,639       0.1%
    KSB Pumps, Ltd.                                                  54,711     714,600       0.0%
    Kwality, Ltd.                                                   227,403     353,409       0.0%
    L&T Finance Holdings, Ltd.                                    3,759,476  11,709,043       0.2%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                        PERCENTAGE
                                                                  SHARES    VALUE++   OF NET ASSETS**
                                                                 --------- ---------- ---------------
INDIA -- (Continued)
    LA Opala RG, Ltd.                                               49,284 $  403,965       0.0%
    Lakshmi Machine Works, Ltd.                                     26,279  2,380,290       0.0%
    Lakshmi Vilas Bank, Ltd. (The)                                 471,473  1,096,566       0.0%
*   Lanco Infratech, Ltd.                                        3,714,790     60,341       0.0%
    LG Balakrishnan & Bros, Ltd.                                     2,067     30,010       0.0%
    Linde India, Ltd.                                               47,573    320,419       0.0%
    LT Foods, Ltd.                                                 108,856    114,756       0.0%
    LUX Industries, Ltd.                                             1,355     24,614       0.0%
    Magma Fincorp, Ltd.                                             79,915    218,038       0.0%
    Maharashtra Seamless, Ltd.                                     210,955  1,640,166       0.0%
    Mahindra & Mahindra Financial Services, Ltd.                 1,488,242  9,955,815       0.2%
*   Mahindra CIE Automotive, Ltd.                                  262,542  1,017,227       0.0%
    Mahindra Holidays & Resorts India, Ltd.                        308,009  1,788,882       0.0%
    Mahindra Lifespace Developers, Ltd.                            141,047    966,050       0.0%
    Majesco, Ltd.                                                   47,137    392,568       0.0%
    Man Infraconstruction, Ltd.                                    284,866    280,361       0.0%
    Manappuram Finance, Ltd.                                     2,963,768  4,630,368       0.1%
    Marksans Pharma, Ltd.                                          747,546    517,101       0.0%
    Max Financial Services, Ltd.                                   296,712  2,679,409       0.0%
*   MAX India, Ltd.                                                960,513  2,011,663       0.0%
*   Max Ventures & Industries, Ltd.                                 13,682     17,749       0.0%
    Mayur Uniquoters, Ltd.                                          54,653    381,457       0.0%
    McLeod Russel India, Ltd.                                      439,710  1,122,306       0.0%
    Meghmani Organics, Ltd.                                        325,319    592,420       0.0%
    MEP Infrastructure Developers, Ltd.                             62,778     96,008       0.0%
    Mercator, Ltd.                                                  36,664     25,796       0.0%
    Merck, Ltd.                                                     46,217    794,391       0.0%
    Minda Corp., Ltd.                                              146,730    323,752       0.0%
    Minda Industries, Ltd.                                          65,080    822,085       0.0%
    MindTree, Ltd.                                                 788,598  5,848,888       0.1%
    Mirza International, Ltd.                                      122,114    302,012       0.0%
    MOIL, Ltd.                                                     198,114    807,967       0.0%
    Monsanto India, Ltd.                                            47,843  1,832,523       0.0%
    Motilal Oswal Financial Services, Ltd.                         106,737  2,262,751       0.0%
    Mphasis, Ltd.                                                  542,486  5,779,128       0.1%
*   MPS, Ltd.                                                       36,728    332,046       0.0%
    MRF, Ltd.                                                        6,866  7,055,711       0.1%
    Munjal Showa, Ltd.                                              16,432     69,188       0.0%
    Muthoot Finance, Ltd.                                          659,998  5,029,535       0.1%
*   Nagarjuna Fertilizers & Chemicals, Ltd.                        568,337    158,743       0.0%
*   Narayana Hrudayalaya, Ltd.                                      23,135    109,729       0.0%
    Natco Pharma, Ltd.                                             538,216  8,090,623       0.1%
    National Aluminium Co., Ltd.                                 3,342,747  4,929,957       0.1%
    Nava Bharat Ventures, Ltd.                                     181,310    394,487       0.0%
    Navin Fluorine International, Ltd.                              59,525    684,001       0.0%
*   Navkar Corp., Ltd.                                              38,490    114,430       0.0%
    Navneet Education, Ltd.                                        717,172  1,846,439       0.0%
    NCC, Ltd.                                                    3,509,710  5,924,989       0.1%
    Nectar Lifesciences, Ltd.                                      229,932     98,954       0.0%
    NESCO, Ltd.                                                    201,270  1,590,971       0.0%
*   Network 18 Media & Investments, Ltd.                           315,927    251,015       0.0%
*   Neuland Laboratories, Ltd.                                      11,961    204,018       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                        PERCENTAGE
                                                                  SHARES    VALUE++   OF NET ASSETS**
                                                                 --------- ---------- ---------------
INDIA -- (Continued)
    NIIT Technologies, Ltd.                                        306,008 $3,192,257       0.1%
*   NIIT, Ltd.                                                     554,088    897,290       0.0%
    Nilkamal, Ltd.                                                  48,066  1,194,358       0.0%
    NOCIL, Ltd.                                                    398,997  1,132,188       0.0%
    NRB Bearings, Ltd.                                              35,707     76,849       0.0%
    Nucleus Software Exports, Ltd.                                  12,493     67,241       0.0%
    Oberoi Realty, Ltd.                                            638,579  4,680,617       0.1%
    OCL India, Ltd.                                                 73,065  1,624,714       0.0%
    Omaxe, Ltd.                                                    332,416  1,050,812       0.0%
    OnMobile Global, Ltd.                                          209,843    193,185       0.0%
    Orient Cement, Ltd.                                            404,198  1,051,187       0.0%
    Orient Paper & Industries, Ltd.                                204,601    355,950       0.0%
    Orient Refractories, Ltd.                                       74,357    183,234       0.0%
*   Oriental Bank of Commerce                                      588,747  1,281,361       0.0%
    Oriental Carbon & Chemicals, Ltd.                                4,939    100,785       0.0%
    Orissa Minerals Development Co., Ltd.                                1         29       0.0%
    Page Industries, Ltd.                                           32,419  9,914,776       0.1%
*   Parsvnath Developers, Ltd.                                       9,193      3,246       0.0%
    PC Jeweller, Ltd.                                              836,526  4,521,238       0.1%
    Persistent Systems, Ltd.                                       271,838  2,750,231       0.1%
    Pfizer, Ltd.                                                    91,208  2,431,084       0.0%
    Phillips Carbon Black, Ltd.                                     46,739    667,110       0.0%
    Phoenix Mills, Ltd. (The)                                      336,812  2,751,985       0.1%
    PI Industries, Ltd.                                            437,024  5,538,772       0.1%
*   Polaris Consulting & Services, Ltd.                             49,344    215,841       0.0%
    Poly Medicure, Ltd.                                             31,046    128,561       0.0%
    Prabhat Dairy, Ltd.                                             29,120     63,959       0.0%
    Praj Industries, Ltd.                                          595,587    726,920       0.0%
    Prestige Estates Projects, Ltd.                                645,348  3,059,405       0.1%
*   Prism Cement, Ltd.                                             586,967  1,078,808       0.0%
    Procter & Gamble Hygiene & Health Care, Ltd.                       192     25,716       0.0%
    PTC India Financial Services, Ltd.                           1,650,202  1,037,811       0.0%
    PTC India, Ltd.                                              1,758,724  3,341,147       0.1%
    Puravankara, Ltd.                                              389,976    582,743       0.0%
    PVR, Ltd.                                                      174,195  3,739,490       0.1%
    Radico Khaitan, Ltd.                                           378,681  1,281,686       0.0%
    Rain Industries, Ltd.                                          648,863  2,709,443       0.1%
    Rajesh Exports, Ltd.                                           348,160  4,204,926       0.1%
    Rallis India, Ltd.                                             493,675  1,868,480       0.0%
    Ramco Cements, Ltd. (The)                                      485,411  5,385,697       0.1%
    Ramco Industries, Ltd.                                         124,583    576,931       0.0%
*   Ramco Systems, Ltd.                                             28,350    184,509       0.0%
    Ramkrishna Forgings, Ltd.                                       32,708    386,786       0.0%
    Rane Holdings, Ltd.                                                617     17,638       0.0%
    Rashtriya Chemicals & Fertilizers, Ltd.                        274,978    383,542       0.0%
    Ratnamani Metals & Tubes, Ltd.                                  52,763    721,644       0.0%
*   RattanIndia Power, Ltd.                                      3,417,228    298,141       0.0%
    Raymond, Ltd.                                                  247,409  3,408,836       0.1%
    Redington India, Ltd.                                        1,708,321  4,149,181       0.1%
    Relaxo Footwears, Ltd.                                         115,311    979,330       0.0%
    Reliance Capital, Ltd.                                         983,665  8,752,594       0.1%
*   Reliance Communications, Ltd.                                4,294,802  1,137,774       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                        PERCENTAGE
                                                                  SHARES    VALUE++   OF NET ASSETS**
                                                                 --------- ---------- ---------------
INDIA -- (Continued)
*   Reliance Home Finance, Ltd.                                    983,665 $1,309,857       0.0%
    Reliance Infrastructure, Ltd.                                  994,174  7,719,160       0.1%
*   Reliance Naval and Engineering, Ltd.                           855,404    716,105       0.0%
*   Reliance Power, Ltd.                                         5,374,443  3,383,324       0.1%
    Repco Home Finance, Ltd.                                       144,384  1,382,616       0.0%
    Rico Auto Industries, Ltd.                                      75,948    116,215       0.0%
*   Rolta India, Ltd.                                              356,162    310,419       0.0%
*   Ruchi Soya Industries, Ltd.                                    287,810    107,059       0.0%
    Sadbhav Engineering, Ltd.                                      404,154  1,975,930       0.0%
    Sagar Cements, Ltd.                                              2,601     34,534       0.0%
    Sangam India, Ltd.                                              15,684     46,875       0.0%
*   Sanghi Industries, Ltd.                                        101,378    210,016       0.0%
    Sanghvi Movers, Ltd.                                            38,342    100,780       0.0%
    Sanofi India, Ltd.                                              39,252  2,525,424       0.0%
    Schaeffler India, Ltd.                                          36,354  2,870,067       0.1%
*   Sequent Scientific, Ltd.                                         6,980     11,876       0.0%
    SH Kelkar & Co., Ltd.                                           71,430    298,225       0.0%
    Sharda Cropchem, Ltd.                                           72,068    490,479       0.0%
    Sharda Motor Industries, Ltd.                                      686     26,650       0.0%
    Shemaroo Entertainment, Ltd.                                    16,694    103,917       0.0%
    Shilpa Medicare, Ltd.                                           79,328    828,632       0.0%
*   Shipping Corp. of India, Ltd.                                  975,179  1,390,009       0.0%
    Shoppers Stop, Ltd.                                             61,138    500,586       0.0%
    Shriram City Union Finance, Ltd.                                30,592  1,089,218       0.0%
*   Shriram EPC Ltd.                                                 8,140      2,498       0.0%
    Shriram Transport Finance Co., Ltd.                             90,738  1,641,927       0.0%
*   Sical Logistics, Ltd.                                           45,604    160,846       0.0%
    Simplex Infrastructures, Ltd.                                  101,949    835,861       0.0%
    Sintex Industries, Ltd.                                      3,697,541  1,524,291       0.0%
*   Sintex Plastics Technology, Ltd.                             3,697,541  5,309,012       0.1%
*   SITI Networks, Ltd.                                          1,597,465    621,364       0.0%
    Siyaram Silk Mills, Ltd.                                         8,445     77,419       0.0%
    SJVN, Ltd.                                                   3,015,613  1,658,179       0.0%
    SKF India, Ltd.                                                130,203  3,299,045       0.1%
    Skipper, Ltd.                                                   77,312    298,191       0.0%
    SML ISUZU, Ltd.                                                 42,899    704,513       0.0%
    Sobha, Ltd.                                                    377,552  2,974,027       0.1%
    Solar Industries India, Ltd.                                   140,252  2,222,373       0.0%
    Somany Ceramics, Ltd.                                           25,684    338,240       0.0%
    Sonata Software, Ltd.                                          341,739    947,743       0.0%
    South Indian Bank, Ltd. (The)                                6,588,178  3,123,661       0.1%
    SREI Infrastructure Finance, Ltd.                            1,205,273  2,145,426       0.0%
    SRF, Ltd.                                                      130,770  3,410,808       0.1%
    Srikalahasthi Pipes, Ltd.                                       19,564    109,462       0.0%
*   Star Cement, Ltd.                                              183,269    332,427       0.0%
    State Bank of India                                            640,412  3,031,945       0.1%
*   Steel Authority of India, Ltd.                               1,324,841  1,590,651       0.0%
    Sterlite Technologies, Ltd.                                  1,319,184  5,849,306       0.1%
    Strides Shasun, Ltd.                                           353,724  4,510,142       0.1%
    Subros, Ltd.                                                    47,766    202,046       0.0%
    Sudarshan Chemical Industries, Ltd.                             93,823    578,025       0.0%
    Sun TV Network, Ltd.                                           549,097  7,267,596       0.1%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                         PERCENTAGE
                                                                   SHARES    VALUE++   OF NET ASSETS**
                                                                 ---------- ---------- ---------------
INDIA -- (Continued)
    Sundaram Finance, Ltd.                                           56,821 $1,528,102       0.0%
    Sundaram-Clayton, Ltd.                                            4,500    413,474       0.0%
    Sundram Fasteners, Ltd.                                         492,338  3,927,026       0.1%
    Sunteck Realty, Ltd.                                             55,088    298,823       0.0%
    Suprajit Engineering, Ltd.                                      155,381    653,660       0.0%
    Supreme Industries, Ltd.                                        309,088  5,356,088       0.1%
    Supreme Petrochem, Ltd.                                         149,810    841,913       0.0%
    Sutlej Textiles and Industries, Ltd.                             25,450     37,884       0.0%
    Suven Life Sciences, Ltd.                                       139,202    462,930       0.0%
*   Suzlon Energy, Ltd.                                          15,310,443  4,013,135       0.1%
    Swaraj Engines, Ltd.                                             19,707    632,333       0.0%
    Symphony, Ltd.                                                   54,894  1,230,307       0.0%
*   Syndicate Bank                                                1,354,916  1,719,504       0.0%
    Syngene International, Ltd.                                      85,483    667,156       0.0%
    TAKE Solutions, Ltd.                                            380,390  1,016,807       0.0%
    Tamil Nadu Newsprint & Papers, Ltd.                             173,348    976,193       0.0%
    Tata Chemicals, Ltd.                                            600,945  6,802,575       0.1%
    Tata Communications, Ltd.                                       205,042  2,174,566       0.0%
    Tata Elxsi, Ltd.                                                136,304  1,767,507       0.0%
    Tata Global Beverages, Ltd.                                   2,778,424  9,774,959       0.1%
    Tata Metaliks, Ltd.                                              20,835    260,329       0.0%
    Tata Power Co., Ltd. (The)                                    1,742,793  2,293,232       0.0%
    Tata Sponge Iron, Ltd.                                           33,375    485,048       0.0%
*   Tata Teleservices Maharashtra, Ltd.                           4,869,964    621,139       0.0%
    TCI Express, Ltd.                                               123,000  1,079,114       0.0%
*   Techno Electric & Engineering Co., Ltd.                         261,424  1,454,707       0.0%
    Texmaco Rail & Engineering, Ltd.                                364,781    653,063       0.0%
    Thermax, Ltd.                                                   273,412  4,183,758       0.1%
    Thirumalai Chemicals, Ltd.                                       21,498    623,319       0.0%
    Thomas Cook India, Ltd.                                         134,239    494,462       0.0%
    Thyrocare Technologies, Ltd.                                      7,141     76,102       0.0%
    TI Financial Holdings, Ltd.                                     522,196  4,749,186       0.1%
    Tide Water Oil Co India, Ltd.                                     4,834    479,483       0.0%
    Time Technoplast, Ltd.                                          605,588  1,747,744       0.0%
    Timken India, Ltd.                                              179,694  2,148,980       0.0%
    Tinplate Co. of India, Ltd. (The)                               180,651    747,775       0.0%
    Titagarh Wagons, Ltd.                                           311,857    693,881       0.0%
    Torrent Pharmaceuticals, Ltd.                                    21,081    412,780       0.0%
    Torrent Power, Ltd.                                           1,102,960  4,620,196       0.1%
    Transport Corp. of India, Ltd.                                  252,375  1,094,679       0.0%
    Trent, Ltd.                                                     449,150  2,050,771       0.0%
    Trident, Ltd.                                                   411,476    653,757       0.0%
    Triveni Engineering & Industries, Ltd.                          351,932    515,508       0.0%
    Triveni Turbine, Ltd.                                           402,323    809,604       0.0%
    TTK Prestige, Ltd.                                               28,601  2,886,112       0.1%
*   Tube Investments of India, Ltd.                                 522,196  1,960,717       0.0%
    TV Today Network, Ltd.                                           41,367    227,592       0.0%
*   TV18 Broadcast, Ltd.                                          4,354,184  2,928,903       0.1%
    TVS Motor Co., Ltd.                                             891,791  9,989,025       0.2%
    TVS Srichakra, Ltd.                                               6,047    299,554       0.0%
*   UCO Bank                                                      1,375,491    686,345       0.0%
    Uflex, Ltd.                                                     232,965  1,642,217       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                              PERCENTAGE
                                                                   SHARES       VALUE++     OF NET ASSETS**
                                                                 ----------- -------------- ---------------
INDIA -- (Continued)
    UFO Moviez India, Ltd.                                            16,515 $      109,967       0.0%
    Unichem Laboratories, Ltd.                                       348,803      1,657,817       0.0%
*   Union Bank of India                                            1,291,040      3,528,182       0.1%
*   Unitech, Ltd.                                                 11,739,538      1,216,983       0.0%
    United Breweries, Ltd.                                            61,577        975,981       0.0%
    UPL, Ltd.                                                        206,926      2,555,984       0.0%
    V-Guard Industries, Ltd.                                       1,280,752      4,240,129       0.1%
    V-Mart Retail, Ltd.                                               27,142        603,845       0.0%
    VA Tech Wabag, Ltd.                                              263,438      2,387,188       0.0%
*   Vaibhav Global, Ltd.                                               5,508         55,145       0.0%
    Vakrangee, Ltd.                                                   21,843        189,587       0.0%
    Vardhman Textiles, Ltd.                                          150,093      2,985,732       0.1%
    Venky's India, Ltd.                                               20,306        740,000       0.0%
    Vesuvius India, Ltd.                                               3,968         81,734       0.0%
*   Videocon Industries, Ltd.                                        132,633         32,791       0.0%
    Vijaya Bank                                                    1,781,109      1,819,683       0.0%
    Vinati Organics, Ltd.                                             51,932        818,390       0.0%
    VIP Industries, Ltd.                                             485,253      2,162,374       0.0%
    Voltas, Ltd.                                                     905,833      7,943,466       0.1%
    VRL Logistics, Ltd.                                              118,183        655,213       0.0%
    VST Industries, Ltd.                                              28,795      1,405,906       0.0%
    VST Tillers Tractors, Ltd.                                         7,378        251,498       0.0%
    WABCO India, Ltd.                                                 27,357      2,660,181       0.0%
    Welspun Corp., Ltd.                                              775,975      1,763,510       0.0%
    Welspun Enterprises, Ltd.                                        411,154      1,035,280       0.0%
    Welspun India, Ltd.                                            2,373,128      2,457,035       0.0%
    West Coast Paper Mills, Ltd.                                      97,769        282,042       0.0%
    Wheels India, Ltd.                                                 1,361         34,685       0.0%
    Whirlpool of India, Ltd.                                          79,761      1,689,146       0.0%
    Wockhardt, Ltd.                                                  192,217      1,922,370       0.0%
    Wonderla Holidays, Ltd.                                           46,714        265,136       0.0%
    Zee Learn, Ltd.                                                  245,670        171,304       0.0%
*   Zee Media Corp., Ltd.                                            530,256        350,098       0.0%
    Zensar Technologies, Ltd.                                        115,503      1,404,215       0.0%
    Zuari Agro Chemicals, Ltd.                                        16,783        165,397       0.0%
    Zydus Wellness, Ltd.                                              96,737      1,361,811       0.0%
                                                                             --------------      ----
TOTAL INDIA                                                                   1,054,972,636      14.6%
                                                                             --------------      ----
INDONESIA -- (2.9%)
    Ace Hardware Indonesia Tbk PT                                 55,652,000      5,150,073       0.1%
    Acset Indonusa Tbk PT                                             65,000         14,130       0.0%
    Adhi Karya Persero Tbk PT                                     17,008,388      2,745,913       0.1%
    Agung Podomoro Land Tbk PT                                    57,277,600      1,106,655       0.0%
    AKR Corporindo Tbk PT                                         13,583,300      7,463,164       0.1%
    Alam Sutera Realty Tbk PT                                    108,470,200      3,250,021       0.1%
*   Aneka Tambang Persero Tbk PT                                  82,396,491      3,918,705       0.1%
    Arwana Citramulia Tbk PT                                      29,196,500        826,408       0.0%
    Asahimas Flat Glass Tbk PT                                       978,600        483,637       0.0%
    Astra Agro Lestari Tbk PT                                      1,713,500      1,841,603       0.0%
    Astra Graphia Tbk PT                                           2,211,000        216,661       0.0%
*   Asuransi Kresna Mitra Tbk PT                                   2,927,500        188,871       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                          PERCENTAGE
                                                                   SHARES     VALUE++   OF NET ASSETS**
                                                                 ----------- ---------- ---------------
INDONESIA -- (Continued)
*   Bakrie and Brothers Tbk PT                                   163,975,700 $  145,084       0.0%
*   Bakrie Telecom Tbk PT                                         74,325,398     27,401       0.0%
*   Bank Artha Graha Internasional Tbk PT                          6,018,100     38,605       0.0%
    Bank Bukopin Tbk                                              38,948,266  1,594,379       0.0%
    Bank Maybank Indonesia Tbk PT                                  4,652,500    104,320       0.0%
*   Bank Pan Indonesia Tbk PT                                     26,428,400  2,124,684       0.0%
    Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT          23,139,000  4,180,245       0.1%
    Bank Pembangunan Daerah Jawa Timur Tbk PT                     30,906,500  1,584,024       0.0%
*   Bank Permata Tbk PT                                           29,413,102  1,409,291       0.0%
    Bank Tabungan Negara Persero Tbk PT                           36,798,549  7,488,455       0.1%
    Bank Tabungan Pensiunan Nasional Tbk PT                          149,700     28,141       0.0%
*   Barito Pacific Tbk PT                                         36,468,600  5,432,870       0.1%
    Bekasi Fajar Industrial Estate Tbk PT                         44,790,100    938,842       0.0%
*   Benakat Integra Tbk PT                                       133,672,100    828,882       0.0%
    BISI International Tbk PT                                     16,025,900  1,937,876       0.0%
    Blue Bird Tbk PT                                               1,951,000    655,899       0.0%
*   Bumi Resources Tbk PT                                         70,558,100  1,352,372       0.0%
*   Bumi Teknokultura Unggul Tbk PT                               46,336,800    580,846       0.0%
    Catur Sentosa Adiprana Tbk PT                                  2,986,100    103,463       0.0%
    Ciputra Development Tbk PT                                   111,394,920  9,939,746       0.2%
*   Citra Marga Nusaphala Persada Tbk PT                          18,383,302  1,834,742       0.0%
*   Clipan Finance Indonesia Tbk PT                                1,482,000     33,890       0.0%
*   Delta Dunia Makmur Tbk PT                                     35,879,700  2,394,453       0.0%
    Dharma Satya Nusantara Tbk PT                                  2,071,600     73,376       0.0%
*   Eagle High Plantations Tbk PT                                 99,919,400  1,798,097       0.0%
    Elnusa Tbk PT                                                 36,088,800    820,607       0.0%
    Erajaya Swasembada Tbk PT                                     10,697,000    623,026       0.0%
*   Eureka Prima Jakarta Tbk PT                                   15,407,200    112,460       0.0%
*   Ever Shine Textile Tbk PT                                      3,654,640     24,829       0.0%
    Fajar Surya Wisesa Tbk PT                                        808,400    312,937       0.0%
    Gajah Tunggal Tbk PT                                          15,353,800    787,210       0.0%
*   Garuda Indonesia Persero Tbk PT                               37,455,149  1,010,015       0.0%
    Global Mediacom Tbk PT                                        65,946,100  2,844,265       0.1%
*   Hanson International Tbk PT                                  348,236,300  3,030,925       0.1%
*   Harum Energy Tbk PT                                            8,137,100  1,410,427       0.0%
    Hexindo Adiperkasa Tbk PT                                        508,500    130,081       0.0%
*   Holcim Indonesia Tbk PT                                        6,836,200    416,085       0.0%
    Impack Pratama Industri Tbk PT                                   169,800     12,461       0.0%
    Indah Kiat Pulp & Paper Corp. Tbk PT                          22,194,700  8,633,142       0.1%
*   Indika Energy Tbk PT                                          12,820,200  2,127,394       0.0%
    Indo Tambangraya Megah Tbk PT                                  3,117,200  5,102,970       0.1%
    Industri Jamu Dan Farmasi Sido Muncul Tbk PT                  17,885,900    649,003       0.0%
    Inovisi Infracom Tbk PT                                        1,806,467      1,066       0.0%
    Intiland Development Tbk PT                                   66,698,432  1,909,142       0.0%
    Japfa Comfeed Indonesia Tbk PT                                41,880,500  4,247,308       0.1%
    Jaya Real Property Tbk PT                                     11,756,400    784,427       0.0%
    Kawasan Industri Jababeka Tbk PT                             159,580,257  3,576,969       0.1%
    KMI Wire & Cable Tbk PT                                       15,774,100    511,797       0.0%
*   Krakatau Steel Persero Tbk PT                                 34,569,002  1,254,062       0.0%
*   Kresna Graha Investama Tbk PT                                 77,645,800  3,492,813       0.1%
    Link Net Tbk PT                                                6,020,100  2,213,797       0.0%
*   Lippo Cikarang Tbk PT                                          4,090,500  1,147,652       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                          PERCENTAGE
                                                                   SHARES     VALUE++   OF NET ASSETS**
                                                                 ----------- ---------- ---------------
INDONESIA -- (Continued)
    Lippo Karawaci Tbk PT                                        124,895,000 $6,355,249       0.1%
    Malindo Feedmill Tbk PT                                        7,226,400    468,995       0.0%
    Matahari Department Store Tbk PT                                 200,300    126,962       0.0%
*   Matahari Putra Prima Tbk PT                                   10,215,728    436,908       0.0%
*   Medco Energi Internasional Tbk PT                             45,851,600  2,673,850       0.1%
    Media Nusantara Citra Tbk PT                                  26,710,000  3,071,682       0.1%
*   Mega Manunggal Property Tbk PT                                 1,096,800     47,371       0.0%
    Metropolitan Kentjana Tbk PT                                       6,800     17,817       0.0%
    Mitra Adiperkasa Tbk PT                                        6,850,800  3,308,516       0.1%
    Mitra Pinasthika Mustika Tbk PT                                5,464,400    437,004       0.0%
*   MNC Investama Tbk PT                                         190,385,200  1,375,387       0.0%
*   MNC Land Tbk PT                                                1,031,700     93,551       0.0%
*   MNC Sky Vision Tbk PT                                          1,540,200    109,565       0.0%
    Modernland Realty Tbk PT                                      86,007,200  2,094,114       0.0%
    Multipolar Tbk PT                                             62,638,500    790,135       0.0%
*   Multistrada Arah Sarana Tbk PT                                 6,288,800    100,431       0.0%
    Nippon Indosari Corpindo Tbk PT                               19,200,489  1,797,398       0.0%
*   Nirvana Development Tbk PT                                    16,367,300     71,354       0.0%
*   Nusantara Infrastructure Tbk PT                              115,232,300  1,613,166       0.0%
    Pabrik Kertas Tjiwi Kimia Tbk PT                               1,618,500    346,116       0.0%
*   Pacific Strategic Financial Tbk PT                             5,979,900    201,929       0.0%
    Pakuwon Jati Tbk PT                                           19,517,800    906,399       0.0%
    Pan Brothers Tbk PT                                           29,223,900  1,047,169       0.0%
*   Panin Financial Tbk PT                                       148,697,800  2,588,653       0.1%
    Panin Sekuritas Tbk PT                                            31,500      4,765       0.0%
*   Paninvest Tbk PT                                               8,124,500    502,804       0.0%
    Pembangunan Perumahan Persero Tbk PT                          27,178,614  5,713,517       0.1%
    Perusahaan Perkebunan London Sumatra Indonesia Tbk PT         30,724,100  3,420,844       0.1%
    PP Properti Tbk PT                                            61,190,000    947,703       0.0%
    Ramayana Lestari Sentosa Tbk PT                               31,831,800  2,148,113       0.0%
    Resource Alam Indonesia Tbk PT                                 2,456,000     64,465       0.0%
    Salim Ivomas Pratama Tbk PT                                   34,236,200  1,312,561       0.0%
    Samindo Resources Tbk PT                                         532,850     26,122       0.0%
    Sampoerna Agro PT                                              6,143,100  1,128,232       0.0%
    Sawit Sumbermas Sarana Tbk PT                                 22,750,900  2,507,839       0.1%
*   Sekawan Intipratama Tbk PT                                     9,367,900     19,340       0.0%
    Selamat Sempurna Tbk PT                                       22,056,800  2,097,115       0.0%
    Semen Baturaja Persero Tbk PT                                 22,611,300  4,651,440       0.1%
*   Sentul City Tbk PT                                           206,545,200  2,177,009       0.0%
*   Siloam International Hospitals Tbk PT                          3,764,250  2,706,546       0.1%
    Sinar Mas Agro Resources & Technology Tbk PT                   1,037,460    294,589       0.0%
    Sri Rejeki Isman Tbk PT                                       84,092,531  2,257,276       0.0%
    Steel Pipe Industry of Indonesia PT                            5,809,800     71,109       0.0%
*   Sugih Energy Tbk PT                                          162,320,200    598,415       0.0%
    Sumber Alfaria Trijaya Tbk PT                                    293,400     15,041       0.0%
    Summarecon Agung Tbk PT                                       69,108,764  5,275,077       0.1%
    Surya Semesta Internusa Tbk PT                                30,910,500  1,344,927       0.0%
    Tambang Batubara Bukit Asam Persero Tbk PT                     5,334,000  4,514,153       0.1%
    Tempo Scan Pacific Tbk PT                                      1,314,400    179,284       0.0%
*   Tiga Pilar Sejahtera Food Tbk                                 19,238,200  1,382,669       0.0%
    Timah Persero Tbk PT                                          31,458,214  1,901,978       0.0%
    Tiphone Mobile Indonesia Tbk PT                               18,845,000  1,549,379       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                           PERCENTAGE
                                                                   SHARES     VALUE++    OF NET ASSETS**
                                                                 ---------- ------------ ---------------
INDONESIA -- (Continued)
    Total Bangun Persada Tbk PT                                  14,076,800 $    747,346       0.0%
    Tower Bersama Infrastructure Tbk PT                           4,648,900    2,336,075       0.0%
*   Trada Maritime Tbk PT                                        49,301,800      596,609       0.0%
    Trias Sentosa Tbk PT                                         33,492,700      987,336       0.0%
*   Truba Alam Manunggal Engineering PT                          21,316,500       15,717       0.0%
    Tunas Baru Lampung Tbk PT                                    19,988,200    2,055,845       0.0%
    Tunas Ridean Tbk PT                                          12,252,300    1,038,802       0.0%
    Ultrajaya Milk Industry & Trading Co. Tbk PT                 14,629,600    1,408,707       0.0%
    Unggul Indah Cahaya Tbk PT                                       48,239       13,504       0.0%
*   Vale Indonesia Tbk PT                                        17,738,100    3,847,062       0.1%
*   Visi Media Asia Tbk PT                                       57,624,900    1,198,275       0.0%
    Waskita Karya Persero Tbk PT                                 13,203,500    2,064,011       0.0%
    Wijaya Karya Beton Tbk PT                                    20,302,800      981,087       0.0%
    Wijaya Karya Persero Tbk PT                                  27,871,707    4,048,984       0.1%
                                                                            ------------       ---
TOTAL INDONESIA                                                              221,254,087       3.1%
                                                                            ------------       ---
MALAYSIA -- (3.4%)
#   7-Eleven Malaysia Holdings Bhd Class B                        2,509,800      924,677       0.0%
#   Aeon Co. M Bhd                                                4,025,600    1,968,817       0.0%
#   Aeon Credit Service M Bhd                                       614,400    2,017,320       0.0%
    Affin Holdings Bhd                                            1,551,020      937,795       0.0%
#*  AirAsia X Bhd                                                17,602,300    1,559,759       0.0%
    Ajinomoto Malaysia Bhd                                           97,100      455,894       0.0%
    Alliance Bank Malaysia Bhd                                    2,686,500    2,341,219       0.1%
    Allianz Malaysia Bhd                                            114,000      378,444       0.0%
    Amway Malaysia Holdings Bhd                                     294,300      498,512       0.0%
#   Ann Joo Resources Bhd                                           787,050      697,179       0.0%
    APM Automotive Holdings Bhd                                     256,900      221,539       0.0%
*   Barakah Offshore Petroleum Bhd                                1,762,900      179,095       0.0%
    Benalec Holdings Bhd                                          3,667,000      372,425       0.0%
*   Berjaya Assets BHD                                              969,800      245,320       0.0%
#*  Berjaya Corp. Bhd                                            23,607,127    1,867,882       0.0%
    Berjaya Food Bhd                                                296,000      104,201       0.0%
*   Berjaya Land Bhd                                              3,734,000      335,077       0.0%
    Berjaya Sports Toto Bhd                                       4,136,667    2,354,779       0.1%
#   Bermaz Auto Bhd                                               4,527,300    2,181,161       0.1%
    BIMB Holdings Bhd                                             1,436,308    1,489,578       0.0%
    Bintulu Port Holdings Bhd                                        25,900       36,854       0.0%
    Bonia Corp. Bhd                                               1,427,000      222,429       0.0%
#*  Borneo Oil Bhd                                                6,671,999      149,578       0.0%
    Boustead Holdings Bhd                                         2,564,228    1,828,738       0.0%
#   Boustead Plantations Bhd                                      1,816,100      690,674       0.0%
#*  Bumi Armada Bhd                                              15,913,100    2,746,770       0.1%
#   Bursa Malaysia Bhd                                            3,579,000    8,444,124       0.1%
    CAB Cakaran Corp. Bhd                                           896,800      213,889       0.0%
#   Cahya Mata Sarawak Bhd                                        3,362,500    2,938,265       0.1%
    Can-One Bhd                                                     435,800      293,403       0.0%
    Carlsberg Brewery Malaysia Bhd Class B                        1,166,100    4,391,608       0.1%
    Carotech Bhd                                                    230,650          218       0.0%
    CB Industrial Product Holding Bhd                             2,906,740    1,325,833       0.0%
    Century Logistics Holdings Bhd Class B                          940,600      260,020       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                         PERCENTAGE
                                                                   SHARES    VALUE++   OF NET ASSETS**
                                                                 ---------- ---------- ---------------
MALAYSIA -- (Continued)
    Chin Teck Plantations Bhd                                        33,000 $   61,538       0.0%
    Coastal Contracts Bhd                                         1,981,866    594,714       0.0%
#   CSC Steel Holdings Bhd                                          830,200    339,287       0.0%
    Cypark Resources Bhd                                          1,059,700    662,554       0.0%
    D&O Green Technologies Bhd                                    2,799,200    433,478       0.0%
#   Dagang NeXchange Bhd                                          4,170,500    477,881       0.0%
    Daibochi Plastic & Packaging Industry Bhd                       133,056     71,029       0.0%
#   Datasonic Group Bhd                                           3,464,100  1,006,406       0.0%
*   Daya Materials Bhd                                            8,058,600    152,136       0.0%
*   Dayang Enterprise Holdings Bhd                                2,370,596    484,590       0.0%
#*  Destinii Bhd                                                  2,853,000    326,867       0.0%
    DKSH Holdings Malaysia Bhd                                      119,000    131,468       0.0%
#   DRB-Hicom Bhd                                                 7,108,500  2,855,552       0.1%
    Dutch Lady Milk Industries Bhd                                  135,500  1,922,546       0.0%
#   Eastern & Oriental Bhd                                        6,271,147  2,282,503       0.1%
*   Eco World Development Group Bhd                               6,659,400  2,439,640       0.1%
#   Econpile Holldings Bhd                                        1,889,900  1,388,245       0.0%
#   Ekovest Bhd                                                   5,360,550  1,468,817       0.0%
#   Evergreen Fibreboard Bhd                                      3,947,350    717,916       0.0%
    FAR East Holdings Bhd                                            61,500    132,458       0.0%
#   Felda Global Ventures Holdings Bhd                            8,890,400  4,009,855       0.1%
*   Gabungan AQRS Bhd                                             1,136,500    525,969       0.0%
#   Gadang Holdings Bhd                                           2,105,100    626,817       0.0%
#   Gas Malaysia Bhd                                              1,145,700    749,664       0.0%
#   George Kent Malaysia BHD                                      2,373,600  1,817,320       0.0%
#   Globetronics Technology Bhd                                   1,817,860  2,831,637       0.1%
    Glomac Bhd                                                    2,854,800    441,767       0.0%
    Goldis Bhd                                                      604,277    397,520       0.0%
    GuocoLand Malaysia Bhd                                        1,578,400    436,406       0.0%
#   Hai-O Enterprise Bhd                                          1,100,420  1,416,461       0.0%
    HAP Seng Consolidated Bhd                                     1,808,340  3,965,459       0.1%
    Hap Seng Plantations Holdings Bhd                             1,287,600    812,136       0.0%
#   Heineken Malaysia Bhd                                           920,000  4,125,528       0.1%
*   Hengyuan Refining Co. Bhd                                       479,500    959,719       0.0%
#   HeveaBoard Bhd                                                2,697,200  1,063,899       0.0%
    Hiap Teck Venture Bhd                                         4,749,700    476,847       0.0%
*   Hibiscus Petroleum Bhd                                        5,455,000    917,202       0.0%
    Hock Seng LEE BHD                                             1,465,608    533,215       0.0%
    Hong Leong Industries Bhd                                       707,800  1,605,924       0.0%
    Hovid Bhd                                                     3,670,800    316,474       0.0%
    Hua Yang Bhd                                                  1,953,866    359,957       0.0%
    Hume Industries Bhd                                             281,872    166,530       0.0%
    Hup Seng Industries Bhd                                       1,433,633    389,452       0.0%
    I-Bhd                                                         2,260,900    309,801       0.0%
    IFCA MSC Bhd                                                    203,100     18,952       0.0%
    IJM Plantations Bhd                                           1,600,100  1,084,607       0.0%
#   Inari Amertron Bhd                                            8,884,130  5,895,384       0.1%
    Inch Kenneth Kajang Rubber P.L.C.                             1,045,300    169,185       0.0%
    Insas Bhd                                                     5,050,281  1,174,813       0.0%
*   Iris Corp. Bhd                                               11,177,700    435,728       0.0%
#*  Iskandar Waterfront City Bhd                                  3,063,100  1,012,954       0.0%
#*  JAKS Resources Bhd                                            2,581,000    902,615       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                         PERCENTAGE
                                                                   SHARES    VALUE++   OF NET ASSETS**
                                                                 ---------- ---------- ---------------
MALAYSIA -- (Continued)
#   Jaya Tiasa Holdings Bhd                                       2,856,827 $  789,629       0.0%
#   JCY International Bhd                                         3,967,600    506,281       0.0%
#   Karex Bhd                                                     1,652,749    640,342       0.0%
    Keck Seng Malaysia Bhd                                          847,250    958,529       0.0%
    Kenanga Investment Bank Bhd                                   1,871,360    236,595       0.0%
    Kerjaya Prospek Group Bhd                                       799,900    740,696       0.0%
    Kesm Industries Bhd                                              13,500     53,932       0.0%
    Kian JOO CAN Factory Bhd                                      1,818,380  1,267,112       0.0%
    Kim Loong Resources Bhd                                         308,960    337,877       0.0%
#   Kimlun Corp. Bhd                                                706,409    385,714       0.0%
#*  KNM Group Bhd                                                13,496,680    893,430       0.0%
#   Kossan Rubber Industries                                      3,409,700  5,815,037       0.1%
    KPJ Healthcare Bhd                                           22,508,900  5,423,159       0.1%
    Kretam Holdings Bhd                                           3,815,400    504,401       0.0%
*   KSL Holdings Bhd                                              4,749,718  1,412,991       0.0%
    Kumpulan Fima Bhd                                               880,850    349,573       0.0%
    Kumpulan Perangsang Selangor Bhd                              1,619,300    543,227       0.0%
*   Kwantas Corp. Bhd                                               365,300    127,574       0.0%
    Lafarge Malaysia Bhd                                            786,500  1,293,676       0.0%
    Land & General Bhd                                           14,643,960    760,960       0.0%
*   Landmarks Bhd                                                 1,775,200    306,424       0.0%
#   LBS Bina Group Bhd                                            2,007,900    910,537       0.0%
    Lii Hen Indsustries Bhd                                         567,900    555,341       0.0%
#   Lingkaran Trans Kota Holdings Bhd                             1,221,600  1,699,477       0.0%
#*  Lion Industries Corp. Bhd                                     2,338,200    745,752       0.0%
#   LPI Capital Bhd                                                 274,170  1,179,880       0.0%
    Magni-Tech Industries Bhd                                       196,500    323,004       0.0%
#   Magnum Bhd                                                    4,978,700  2,057,936       0.0%
#   Mah Sing Group Bhd                                            9,751,387  3,551,414       0.1%
    Malakoff Corp. Bhd                                            7,222,200  1,757,549       0.0%
    Malayan Flour Mills Bhd                                       2,022,650    926,995       0.0%
    Malaysia Building Society Bhd                                 7,911,263  2,073,452       0.1%
*   Malaysia Marine and Heavy Engineering Holdings Bhd            2,804,400    543,712       0.0%
*   Malaysian Bulk Carriers Bhd                                   2,787,000    581,971       0.0%
    Malaysian Pacific Industries Bhd                                776,613  2,553,670       0.1%
#   Malaysian Resources Corp. Bhd                                12,953,298  3,242,782       0.1%
    Malton Bhd                                                    3,090,500    904,499       0.0%
    Matrix Concepts Holdings Bhd                                  2,818,158  1,497,502       0.0%
    MBM Resources Bhd                                             1,379,696    671,208       0.0%
    Media Chinese International, Ltd.                             4,247,300    431,424       0.0%
#   Media Prima Bhd                                               6,700,703  1,321,693       0.0%
    Mega First Corp. Bhd                                          1,184,200    982,023       0.0%
    Mitrajaya Holdings Bhd                                        1,851,000    410,926       0.0%
*   MK Land Holdings Bhd                                          3,019,200    192,462       0.0%
#   MKH Bhd                                                       2,199,134  1,075,128       0.0%
    MMC Corp. Bhd                                                 1,689,300    794,018       0.0%
*   MNRB Holdings Bhd                                             1,142,650    620,695       0.0%
#*  MPHB Capital Bhd                                              1,394,900    434,871       0.0%
*   Mudajaya Group Bhd                                            2,167,066    615,064       0.0%
#   Muhibbah Engineering M Bhd                                    2,475,450  1,666,078       0.0%
*   Mulpha International Bhd                                      1,402,430    828,286       0.0%
    My EG Services Bhd                                            7,079,699  3,662,531       0.1%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                        PERCENTAGE
                                                                  SHARES    VALUE++   OF NET ASSETS**
                                                                 --------- ---------- ---------------
MALAYSIA -- (Continued)
*   Naim Holdings Bhd                                            1,323,100 $  365,854       0.0%
    Notion VTEC Bhd                                                435,100     71,943       0.0%
    NTPM Holdings Bhd                                              640,000    112,598       0.0%
#*  OCK Group Bhd                                                1,887,100    396,776       0.0%
    Oldtown Bhd                                                  1,914,850  1,162,250       0.0%
    Oriental Holdings Bhd                                          395,900    612,394       0.0%
#   OSK Holdings Bhd                                             5,404,370  2,017,375       0.0%
    Pacific & Orient Bhd                                           205,000     61,472       0.0%
#   Padini Holdings Bhd                                          3,006,200  3,350,529       0.1%
    Panasonic Manufacturing Malaysia BHD                           157,684  1,452,956       0.0%
    Pantech Group Holdings Bhd                                   2,148,730    350,270       0.0%
    Paramount Corp. Bhd                                            591,225    244,260       0.0%
#*  Parkson Holdings Bhd                                         2,674,947    410,770       0.0%
*   Pentamaster Corp., Bhd                                         530,500    598,595       0.0%
#   PESTECH International Bhd                                    1,332,500    522,347       0.0%
    Petron Malaysia Refining & Marketing Bhd                       357,500    988,465       0.0%
    Pharmaniaga Bhd                                                649,060    622,522       0.0%
#   Pie Industrial BHD                                           1,237,500    610,976       0.0%
#   Pos Malaysia Bhd                                             2,923,200  3,792,194       0.1%
    Power Root Bhd                                                 189,500     94,001       0.0%
    Press Metal Aluminium Holdings Bhd                           1,724,660  1,804,720       0.0%
    Prestariang Bhd                                                621,900    251,218       0.0%
    Protasco Bhd                                                 2,393,550    644,583       0.0%
#*  Puncak Niaga Holdings Bhd                                    1,671,020    288,171       0.0%
#   QL Resources Bhd                                             5,273,459  4,845,951       0.1%
    Ranhill Holdings Bhd                                            61,300     11,510       0.0%
    RGB International Bhd                                        1,627,300    119,251       0.0%
#*  Rimbunan Sawit Bhd                                           3,667,900    355,159       0.0%
*   Salcon Bhd                                                   3,458,733    347,251       0.0%
    Salutica Bhd                                                   111,500     38,749       0.0%
    Sam Engineering & Equipment M Bhd                              152,800    263,622       0.0%
    Sarawak Oil Palms Bhd                                          970,004  1,049,459       0.0%
    SCGM Bhd                                                        20,100     13,675       0.0%
    Scicom MSC Bhd                                                 236,100    105,327       0.0%
#   Scientex Bhd                                                 1,509,224  3,172,738       0.1%
*   Scomi Group Bhd                                              8,219,000    321,051       0.0%
    SEG International Bhd                                          145,885     22,915       0.0%
    Selangor Dredging Bhd                                        1,118,200    279,746       0.0%
    Selangor Properties Bhd                                        230,200    260,995       0.0%
    Shangri-La Hotels Malaysia Bhd                                 418,700    514,291       0.0%
    SHL Consolidated Bhd                                           246,000    162,335       0.0%
#   SKP Resources Bhd                                            4,427,800  1,850,960       0.0%
    Star Media Group Bhd                                         1,888,800    754,032       0.0%
*   Sumatec Resources Bhd                                        9,919,300    117,298       0.0%
*   Sunsuria Bhd                                                    49,400     16,100       0.0%
#   Sunway Bhd                                                   3,331,979  1,360,791       0.0%
#   Sunway Construction Group Bhd                                1,853,836  1,007,119       0.0%
#   Supermax Corp. Bhd                                           3,327,100  1,391,056       0.0%
    Suria Capital Holdings Bhd                                     699,800    332,101       0.0%
    Syarikat Takaful Malaysia Bhd                                2,387,000  2,170,065       0.1%
    Symphony Life Bhd                                              439,187     90,263       0.0%
#   Ta Ann Holdings Bhd                                          1,647,489  1,436,048       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                           PERCENTAGE
                                                                   SHARES     VALUE++    OF NET ASSETS**
                                                                 ---------- ------------ ---------------
MALAYSIA -- (Continued)
#   TA Enterprise Bhd                                             8,831,500 $  1,335,771       0.0%
    TA Global Bhd                                                 8,747,540      784,506       0.0%
#   Taliworks Corp. Bhd                                           2,186,850      645,632       0.0%
    Tambun Indah Land Bhd                                         1,486,700      414,254       0.0%
    TAN Chong Motor Holdings Bhd                                  1,625,200      622,146       0.0%
    Tasek Corp. Bhd                                                  86,800      264,390       0.0%
    TDM Bhd                                                       6,022,820      746,720       0.0%
    TH Plantations Bhd                                            1,616,060      419,859       0.0%
    Thong Guan Industries Bhd                                       167,000      176,333       0.0%
#   Time dotCom Bhd                                               2,063,588    4,475,590       0.1%
    Tiong NAM Logistics Holdings                                  1,439,016      506,221       0.0%
    TMC Life Sciences Bhd                                           792,000      159,959       0.0%
#   Top Glove Corp. Bhd                                           5,182,820    7,833,811       0.1%
    Tropicana Corp. Bhd                                           4,295,353    1,014,116       0.0%
    TSH Resources Bhd                                             4,102,200    1,647,852       0.0%
#   Tune Protect Group Bhd                                        3,746,900    1,079,589       0.0%
#   Uchi Technologies Bhd                                         1,564,100    1,078,833       0.0%
    UEM Edgenta Bhd                                               2,710,900    1,690,615       0.0%
#*  UEM Sunrise Bhd                                              10,835,000    2,841,839       0.1%
*   UMW Holdings Bhd                                                910,700    1,127,268       0.0%
#*  UMW Oil & Gas Corp. Bhd                                      25,373,708    1,920,203       0.0%
    Unisem M Bhd                                                  3,906,890    3,692,205       0.1%
    United Malacca Bhd                                              412,850      659,213       0.0%
    United Plantations Bhd                                          435,200    2,819,281       0.1%
    United U-Li Corp. Bhd                                           613,900      623,385       0.0%
    UOA Development Bhd                                           4,793,600    2,888,706       0.1%
*   Uzma Bhd                                                        541,100      185,641       0.0%
    ViTrox Corp. Bhd                                                481,800      572,781       0.0%
#*  Vivocom International Holdings Bhd                            6,838,900      226,189       0.0%
#   VS Industry Bhd                                               5,255,730    3,823,737       0.1%
#   Wah Seong Corp. Bhd                                           2,187,269      485,566       0.0%
*   WCE Holdings Bhd                                                552,000      161,651       0.0%
#*  WCT Holdings Bhd                                              6,966,602    2,730,694       0.1%
#   Wellcall Holdings Bhd                                         2,990,700      981,795       0.0%
    WTK Holdings Bhd                                              2,388,100      456,672       0.0%
#   Yinson Holdings Bhd                                           3,356,600    3,136,319       0.1%
*   YNH Property Bhd                                              3,521,488    1,174,790       0.0%
*   Yong Tai BHD                                                    297,500      113,155       0.0%
*   YTL Land & Development Bhd                                    1,028,200      134,819       0.0%
    Zhulian Corp. Bhd                                               585,033      247,439       0.0%
                                                                            ------------       ---
TOTAL MALAYSIA                                                               263,868,179       3.6%
                                                                            ------------       ---
MEXICO -- (2.2%)
#   Alpek S.A.B. de C.V.                                          3,571,730    3,746,528       0.1%
#   Alsea S.A.B. de C.V.                                          5,090,080   15,404,250       0.2%
#*  Axtel S.A.B. de C.V.                                          7,838,972    1,696,858       0.0%
#   Banregio Grupo Financiero S.A.B. de C.V.                      1,992,409   10,627,290       0.2%
*   Bio Pappel S.A.B. de C.V.                                       369,155      447,490       0.0%
    Bolsa Mexicana de Valores S.A.B. de C.V.                      4,397,246    7,337,249       0.1%
    Cia Minera Autlan S.A.B. de C.V. Series B                         9,604        9,017       0.0%
*   CMR S.A.B. de C.V.                                                1,323          493       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                          PERCENTAGE
                                                                   SHARES     VALUE++   OF NET ASSETS**
                                                                 ---------- ----------- ---------------
MEXICO -- (Continued)
#   Consorcio ARA S.A.B. de C.V. Series *                         8,006,234 $ 2,839,719       0.0%
#*  Controladora Vuela Cia de Aviacion S.A.B. de C.V. ADR           205,047   2,097,631       0.0%
#*  Controladora Vuela Cia de Aviacion S.A.B. de C.V. Class A     1,727,133   1,764,812       0.0%
*   Corp Interamericana de Entretenimiento S.A.B. de C.V.
      Class B                                                       960,372     897,918       0.0%
    Corp. Actinver S.A.B. de C.V.                                   187,852     127,379       0.0%
    Corp. Inmobiliaria Vesta S.A.B. de C.V.                       5,667,547   7,006,187       0.1%
    Corp. Moctezuma S.A.B. de C.V. Series *                         861,300   3,423,321       0.1%
    Corporativo Fragua S.A.B. de C.V.                                     3          37       0.0%
#   Corporativo GBM S.A.B. de C.V.                                   22,477      15,241       0.0%
    Corpovael S.A. de C.V.                                           34,941      21,670       0.0%
    Credito Real S.A.B. de C.V. SOFOM ER                          1,437,184   2,308,880       0.0%
    Cydsa S.A.B. de C.V.                                              3,875       5,524       0.0%
#*  Desarrolladora Homex S.A.B. de C.V.                             519,622      21,412       0.0%
#*  Elementia S.A.B. de C.V.                                        422,573     551,036       0.0%
#*  Empresas ICA S.A.B. de C.V.                                   3,768,186     290,892       0.0%
*   Financiera Independencia S.A.B. de C.V. SOFOM ENR                62,171       9,728       0.0%
#*  Genomma Lab Internacional S.A.B. de C.V. Class B              7,530,369   8,794,448       0.1%
#   Gentera S.A.B. de C.V.                                        8,007,004   8,102,332       0.1%
#*  Grupo Aeromexico S.A.B. de C.V.                               1,789,512   2,855,304       0.1%
#   Grupo Aeroportuario del Centro Norte S.A.B. de C.V.           2,457,934  12,416,754       0.2%
    Grupo Cementos de Chihuahua S.A.B. de C.V.                      827,722   3,929,702       0.1%
#   Grupo Comercial Chedraui S.A. de C.V.                         2,943,090   5,810,422       0.1%
*   Grupo Famsa S.A.B. de C.V. Class A                            2,754,159   1,502,654       0.0%
    Grupo Financiero Interacciones SA de C.V. Class O               804,047   3,656,255       0.1%
#*  Grupo GICSA S.A. de C.V.                                      1,057,409     639,793       0.0%
    Grupo Herdez S.A.B. de C.V. Series *                          1,938,862   4,146,379       0.1%
*   Grupo Hotelero Santa Fe S.A.B. de C.V.                           78,018      42,322       0.0%
    Grupo Industrial Saltillo S.A.B. de C.V.                        666,585   1,251,341       0.0%
    Grupo KUO S.A.B. de C.V. Series B                               758,658   1,554,771       0.0%
*   Grupo Pochteca S.A.B. de C.V.                                   585,177     224,343       0.0%
*   Grupo Posadas S.A.B. de C.V.                                    198,900     363,112       0.0%
    Grupo Rotoplas S.A.B. de C.V.                                   463,988     719,757       0.0%
    Grupo Sanborns S.A.B. de C.V.                                   817,024     897,920       0.0%
#*  Grupo Simec S.A.B. de C.V. Series B                           1,260,944   4,133,046       0.1%
*   Grupo Sports World S.A.B. de C.V.                               583,706     578,477       0.0%
#*  Hoteles City Express S.A.B. de C.V.                           1,653,082   2,035,770       0.0%
#   Industrias Bachoco S.A.B. de C.V. Series B                    1,350,035   6,648,861       0.1%
    Industrias Bachoco S.A.B. de C.V. Sponsored ADR                  30,230   1,780,245       0.0%
#*  Industrias CH S.A.B. de C.V. Series B                         2,033,402   8,103,168       0.1%
#*  La Comer S.A.B. de C.V.                                       2,602,040   2,524,441       0.0%
#*  Maxcom Telecomunicaciones S.A.B. de C.V.                        246,465      91,275       0.0%
    Megacable Holdings S.A.B. de C.V.                             1,773,371   7,026,237       0.1%
*   Minera Frisco S.A.B. de C.V. Class A1                         2,141,727   1,263,470       0.0%
#   Nemak S.A.B. de C.V.                                          3,383,660   2,546,779       0.0%
#   Organizacion Cultiba S.A.B. de C.V.                           1,177,333     976,415       0.0%
    Qualitas Controladora S.A.B. de C.V.                          1,753,398   2,903,772       0.1%
#   Rassini S.A.B. de C.V.                                          398,256   1,477,380       0.0%
    Rassini S.A.B. De C.V. Class A                                  200,662     375,749       0.0%
#*  Telesites S.A.B. de C.V.                                      5,745,329   4,252,414       0.1%
#   TV Azteca S.A.B. de C.V.                                     12,229,240   2,213,437       0.0%
    Unifin Financiera S.A.B. de C.V. SOFOM ENR                      417,963   1,417,064       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                            PERCENTAGE
                                                                   SHARES      VALUE++    OF NET ASSETS**
                                                                 ----------- ------------ ---------------
MEXICO -- (Continued)
    Vitro S.A.B. de C.V. Series A                                    908,934 $  3,370,856       0.1%
                                                                             ------------       ---
TOTAL MEXICO                                                                  171,277,027       2.4%
                                                                             ------------       ---
PHILIPPINES -- (1.3%)
    A Soriano Corp.                                                3,430,211      468,252       0.0%
    ACR Mining Corp.                                                  48,205        3,134       0.0%
    Alsons Consolidated Resources, Inc.                            7,605,000      203,056       0.0%
*   Apex Mining Co., Inc.                                          9,649,000      317,891       0.0%
*   Atlas Consolidated Mining & Development Corp.                  6,148,000      595,112       0.0%
    Belle Corp.                                                   32,252,400    2,374,520       0.0%
*   Bloomberry Resorts Corp.                                      21,905,600    4,010,662       0.1%
    Cebu Air, Inc.                                                 1,594,810    3,368,664       0.1%
    Cebu Holdings, Inc.                                            3,291,900      341,313       0.0%
    Century Pacific Food, Inc.                                     5,770,900    1,699,801       0.0%
    Century Properties Group, Inc.                                26,261,151      259,400       0.0%
    China Banking Corp.                                            2,053,628    1,333,505       0.0%
    Cirtek Holdings Philippines Corp.                                914,300      788,615       0.0%
    COL Financial Group, Inc.                                        130,900       40,291       0.0%
    Cosco Capital, Inc.                                           14,532,300    2,399,388       0.0%
    D&L Industries, Inc.                                          22,954,500    4,616,393       0.1%
*   DoubleDragon Properties Corp.                                  2,207,590    1,732,124       0.0%
    East West Banking Corp.                                        3,014,000    1,892,308       0.0%
*   EEI Corp.                                                      3,726,500      888,696       0.0%
    Emperador, Inc.                                                5,372,500      749,501       0.0%
*   Empire East Land Holdings, Inc.                               19,893,000      258,273       0.0%
    Energy Development Corp.                                       6,373,282      712,808       0.0%
    Filinvest Development Corp.                                    3,314,322      484,773       0.0%
    Filinvest Land, Inc.                                         105,937,577    4,067,956       0.1%
    First Gen Corp.                                                9,938,800    3,385,238       0.1%
    First Philippine Holdings Corp.                                2,272,530    2,812,248       0.1%
*   Global Ferronickel Holdings, Inc.                             11,493,667      603,013       0.0%
    Holcim Philippines, Inc.                                          80,600       18,737       0.0%
    Integrated Micro-Electronics, Inc.                             2,974,700    1,019,851       0.0%
    Leisure & Resorts World Corp.                                  3,942,640      306,256       0.0%
*   Lepanto Consolidated Mining Co.                               43,735,455      166,928       0.0%
    Lopez Holdings Corp.                                          20,732,700    2,333,824       0.0%
    Macroasia Corp.                                                1,957,200      720,379       0.0%
    Manila Water Co., Inc.                                         9,107,600    5,471,224       0.1%
    Max's Group, Inc.                                              1,684,100      628,499       0.0%
*   Megawide Construction Corp.                                    5,617,608    1,830,373       0.0%
*   Melco Resorts And Entertainment Philippines Corp.             14,188,700    1,865,778       0.0%
    Metro Retail Stores Group, Inc.                                5,661,900      441,834       0.0%
    Nickel Asia Corp.                                              8,927,000    1,211,288       0.0%
    Pepsi-Cola Products Philippines, Inc.                         10,934,900      611,197       0.0%
    Petron Corp.                                                  15,670,800    2,958,691       0.1%
    Philex Mining Corp.                                            4,320,600      637,425       0.0%
*   Philippine National Bank                                       2,015,095    2,282,225       0.0%
*   Philippine National Construction Corp.                           173,000        3,080       0.0%
    Philippine Savings Bank                                          356,863      623,073       0.0%
    Philippine Stock Exchange, Inc. (The)                            121,592      576,021       0.0%
*   Philweb Corp.                                                  3,168,840      482,718       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                          PERCENTAGE
                                                                   SHARES     VALUE++   OF NET ASSETS**
                                                                 ---------- ----------- ---------------
PHILIPPINES -- (Continued)
    Phinma Corp.                                                     94,323 $    17,695       0.0%
    Phinma Energy Corp.                                          13,182,000     434,437       0.0%
    Phoenix Petroleum Philippines, Inc.                           2,243,580     499,821       0.0%
    Premium Leisure Corp.                                        35,394,000     993,382       0.0%
*   Prime Orion Philippines, Inc.                                   309,000      12,509       0.0%
    Puregold Price Club, Inc.                                     4,655,100   4,599,612       0.1%
*   PXP Energy Corp.                                              2,622,000     412,404       0.0%
    RFM Corp.                                                     8,856,668     802,314       0.0%
    Rizal Commercial Banking Corp.                                2,769,350   3,168,364       0.1%
    Robinsons Land Corp.                                         11,319,705   5,538,232       0.1%
    Robinsons Retail Holdings, Inc.                               1,096,660   2,061,667       0.0%
    San Miguel Pure Foods Co., Inc.                                  96,290     574,485       0.0%
    Security Bank Corp.                                             542,748   2,587,148       0.1%
*   SSI Group, Inc.                                               9,264,000     696,175       0.0%
    STI Education Systems Holdings, Inc.                         14,333,000     499,482       0.0%
    Travellers International Hotel Group, Inc.                    8,168,000     618,169       0.0%
    Union Bank of the Philippines                                 1,423,391   2,401,964       0.0%
*   Victorias Milling Co., Inc.                                     231,600      13,942       0.0%
    Vista Land & Lifescapes, Inc.                                45,893,200   5,412,705       0.1%
    Xurpas, Inc.                                                  4,266,400     445,340       0.0%
                                                                            -----------       ---
TOTAL PHILIPPINES                                                            96,386,183       1.3%
                                                                            -----------       ---
POLAND -- (1.4%)
*   AB SA                                                             1,082       8,175       0.0%
#*  Agora SA                                                        266,452   1,200,726       0.0%
    Amica SA                                                         27,840   1,078,642       0.0%
    Apator SA                                                        66,638     558,155       0.0%
    Asseco Poland SA                                                568,820   7,457,283       0.1%
*   Bank Ochrony Srodowiska SA                                        5,917      15,201       0.0%
#*  Bioton SA                                                       559,988     686,449       0.0%
*   Boryszew SA                                                     911,122   2,502,539       0.0%
    Budimex SA                                                       90,527   4,639,567       0.1%
    CD Projekt SA                                                   461,488  15,285,919       0.2%
#*  CI Games SA                                                     252,830      77,083       0.0%
*   Ciech SA                                                        259,304   4,408,385       0.1%
#   ComArch SA                                                        8,023     353,845       0.0%
    Dom Development SA                                                4,673     107,858       0.0%
    Elektrobudowa SA                                                  8,568     206,947       0.0%
*   Emperia Holding SA                                               84,744   2,136,337       0.0%
    Enea SA                                                       1,116,963   4,274,227       0.1%
    Energa SA                                                       869,043   3,020,057       0.1%
#   Eurocash SA                                                     352,443   3,564,459       0.1%
    Fabryki Mebli Forte SA                                          126,638   2,314,383       0.0%
*   Famur SA                                                        517,789     817,570       0.0%
    Firma Oponiarska Debica SA                                       29,483     819,405       0.0%
*   Getin Holding SA                                              2,957,059   1,307,551       0.0%
#*  Getin Noble Bank SA                                           2,134,719     944,136       0.0%
    Globe Trade Centre SA                                           277,755     686,510       0.0%
    Grupa Azoty Zaklady Chemiczne Police SA                          76,751     440,384       0.0%
    Grupa Kety SA                                                    70,709   7,661,737       0.1%
*   Impexmetal SA                                                   968,719   1,141,462       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                                                          PERCENTAGE
                                                                  SHARES     VALUE++    OF NET ASSETS**
                                                                 --------- ------------ ---------------
POLAND -- (Continued)
#   Inter Cars SA                                                   39,106 $  3,096,077       0.1%
    Kernel Holding SA                                              387,855    5,210,828       0.1%
    KRUK SA                                                        111,211    8,522,364       0.1%
    LC Corp. SA                                                    410,553      311,499       0.0%
    Lentex SA                                                      124,367      280,138       0.0%
    Lubelski Wegiel Bogdanka SA                                     70,267    1,423,981       0.0%
#   Netia SA                                                     2,353,344    2,650,539       0.1%
    Neuca SA                                                        17,606    1,185,235       0.0%
    Newag SA                                                           493        2,064       0.0%
*   Orange Polska SA                                                71,059      109,498       0.0%
    Orbis SA                                                       133,161    3,198,981       0.1%
#   Pfleiderer Group SA                                             54,272      596,818       0.0%
#*  PKP Cargo SA                                                    98,520    1,406,079       0.0%
#*  Polnord SA                                                     261,430      596,118       0.0%
*   Rafako SA                                                      333,126      416,927       0.0%
    Stalexport Autostrady SA                                       470,825      491,658       0.0%
    Stalprodukt SA                                                   9,321    1,356,653       0.0%
#   Synthos SA                                                   1,716,475    2,323,683       0.0%
*   Tauron Polska Energia SA                                     6,492,696    6,277,731       0.1%
    Trakcja SA                                                     314,131      666,038       0.0%
*   Vistula Group SA                                             1,340,725    1,252,813       0.0%
    Warsaw Stock Exchange                                          122,600    1,549,191       0.0%
#   Wawel SA                                                         1,125      298,264       0.0%
    Zespol Elektrowni Patnow Adamow Konin SA                        81,919      282,400       0.0%
                                                                           ------------       ---
TOTAL POLAND                                                                111,220,569       1.5%
                                                                           ------------       ---
SOUTH AFRICA -- (5.8%)
#   Adcock Ingram Holdings, Ltd.                                   848,818    3,528,238       0.1%
    Adcorp Holdings, Ltd.                                          896,475      903,066       0.0%
    Advtech, Ltd.                                                3,318,771    4,160,138       0.1%
    Aeci, Ltd.                                                   1,083,668    8,099,194       0.1%
    African Oxygen, Ltd.                                           902,268    1,563,189       0.0%
*   African Phoenix Investments, Ltd.                            5,287,877      254,699       0.0%
    African Rainbow Minerals, Ltd.                                 949,006    8,328,288       0.1%
    Afrimat, Ltd.                                                   89,216      178,089       0.0%
    Alexander Forbes Group Holdings, Ltd.                        3,497,870    1,802,474       0.0%
*   Allied Electronics Corp., Ltd. Class A                         222,704      193,823       0.0%
    Alviva Holdings, Ltd.                                        1,332,356    1,850,694       0.0%
*   ArcelorMittal South Africa, Ltd.                             1,784,999      803,218       0.0%
#   Ascendis Health, Ltd.                                        1,517,139    1,876,222       0.0%
    Assore, Ltd.                                                   215,547    4,715,315       0.1%
    Astral Foods, Ltd.                                             434,252    5,942,890       0.1%
*   Attacq, Ltd.                                                 3,948,833    5,215,319       0.1%
*   Aveng, Ltd.                                                  3,795,612      677,191       0.0%
    AVI, Ltd.                                                    3,164,277   22,063,405       0.3%
    Balwin Properties, Ltd.                                         23,902       10,407       0.0%
    Barloworld, Ltd.                                             2,208,890   20,834,788       0.3%
    Blue Label Telecoms, Ltd.                                    3,896,023    4,752,720       0.1%
*   Brait SE                                                       732,533    2,738,178       0.0%
#   Cashbuild, Ltd.                                                203,416    5,240,994       0.1%
    Caxton and CTP Publishers and Printers, Ltd.                   313,704      290,932       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                          PERCENTAGE
                                                                   SHARES     VALUE++   OF NET ASSETS**
                                                                 ---------- ----------- ---------------
SOUTH AFRICA -- (Continued)
    City Lodge Hotels, Ltd.                                         321,443 $ 2,863,370       0.1%
    Clicks Group, Ltd.                                            2,664,483  29,843,514       0.4%
    Clover Industries, Ltd.                                       1,374,821   1,389,343       0.0%
*   Consolidated Infrastructure Group, Ltd.                         822,411     663,416       0.0%
    Coronation Fund Managers, Ltd.                                1,913,797   9,651,179       0.1%
#*  Curro Holdings, Ltd.                                            482,937   1,374,878       0.0%
#   DataTec, Ltd.                                                 2,353,239   9,979,153       0.1%
#   Distell Group, Ltd.                                             252,412   2,317,365       0.0%
#   DRDGOLD, Ltd.                                                 2,932,131     998,590       0.0%
    DRDGOLD, Ltd. Sponsored ADR                                       9,400      31,960       0.0%
*   enX Group, Ltd.                                                 408,074     401,047       0.0%
    EOH Holdings, Ltd.                                            1,098,252   8,187,962       0.1%
    Evraz Highveld Steel and Vanadium, Ltd.                          63,001         118       0.0%
*   eXtract Group, Ltd.                                           8,731,963      36,997       0.0%
    Exxaro Resources, Ltd.                                          900,658   9,152,611       0.1%
#*  Famous Brands, Ltd.                                             672,069   4,863,129       0.1%
    Foschini Group, Ltd. (The)                                    2,114,828  20,270,606       0.3%
    Grand Parade Investments, Ltd.                                3,033,383     644,129       0.0%
*   Grindrod, Ltd.                                                5,224,056   5,755,481       0.1%
    Group Five, Ltd.                                              1,015,485     934,194       0.0%
    Harmony Gold Mining Co., Ltd.                                 1,449,470   2,478,553       0.0%
#   Harmony Gold Mining Co., Ltd. Sponsored ADR                   2,733,482   4,728,924       0.1%
    Holdsport, Ltd.                                                 229,890     960,204       0.0%
*   Howden Africa Holdings, Ltd.                                     39,220      94,359       0.0%
    Hudaco Industries, Ltd.                                         276,957   2,469,402       0.0%
    Hulamin, Ltd.                                                 1,296,594     660,796       0.0%
#*  Impala Platinum Holdings, Ltd.                                2,697,762   7,485,659       0.1%
    Imperial Holdings, Ltd.                                         753,201  10,802,418       0.2%
    Invicta Holdings, Ltd.                                          362,206   1,403,396       0.0%
    Italtile, Ltd.                                                  125,546     122,522       0.0%
    JSE, Ltd.                                                       831,201   7,880,735       0.1%
    KAP Industrial Holdings, Ltd.                                10,068,056   6,052,628       0.1%
#   Lewis Group, Ltd.                                               877,469   1,686,396       0.0%
    Liberty Holdings, Ltd.                                        1,082,150   8,506,942       0.1%
    Life Healthcare Group Holdings, Ltd.                          3,471,064   6,435,433       0.1%
#   Massmart Holdings, Ltd.                                         531,169   4,026,973       0.1%
    Merafe Resources, Ltd.                                       11,489,424   1,446,723       0.0%
#   Metair Investments, Ltd.                                      1,320,959   1,774,810       0.0%
    Metrofile Holdings, Ltd.                                        134,564      41,895       0.0%
    MiX Telematics, Ltd.                                             37,895      15,486       0.0%
    MMI Holdings, Ltd.                                            6,061,282   8,053,450       0.1%
    Mpact, Ltd.                                                   1,555,329   2,843,798       0.0%
    Murray & Roberts Holdings, Ltd.                               3,959,853   4,485,065       0.1%
#*  Nampak, Ltd.                                                  5,214,254   6,864,191       0.1%
*   Net 1 UEPS Technologies, Inc.                                       776       7,010       0.0%
    Netcare, Ltd.                                                   538,420     947,909       0.0%
#*  Northam Platinum, Ltd.                                        3,415,807  12,708,838       0.2%
    Oceana Group, Ltd.                                              447,176   2,849,155       0.1%
    Omnia Holdings, Ltd.                                            605,850   6,250,266       0.1%
    Peregrine Holdings, Ltd.                                      2,054,034   4,119,552       0.1%
#   Pick n Pay Stores, Ltd.                                       2,368,335   9,932,212       0.1%
    Pioneer Foods Group, Ltd.                                       224,968   1,890,681       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                           PERCENTAGE
                                                                   SHARES     VALUE++    OF NET ASSETS**
                                                                 ---------- ------------ ---------------
SOUTH AFRICA -- (Continued)
#*  PPC, Ltd.                                                    14,661,585 $  7,650,169       0.1%
    Raubex Group, Ltd.                                            1,306,791    1,876,895       0.0%
    RCL Foods, Ltd.                                                 705,154      748,508       0.0%
    Reunert, Ltd.                                                 1,609,656    7,914,847       0.1%
#   Rhodes Food Group Pty, Ltd.                                     573,400      810,747       0.0%
#*  Royal Bafokeng Platinum, Ltd.                                   706,327    1,628,434       0.0%
    Santam, Ltd.                                                    318,356    5,672,975       0.1%
    Sibanye-Sillwater                                               245,014      317,204       0.0%
    SPAR Group, Ltd. (The)                                        1,254,291   14,763,402       0.2%
    Spur Corp., Ltd.                                                627,199    1,193,281       0.0%
#*  Stadio Holdings, Ltd.                                           618,529      267,732       0.0%
*   Stefanutti Stocks Holdings, Ltd.                                229,540       47,109       0.0%
    Sun International, Ltd.                                       1,096,248    3,905,549       0.1%
*   Super Group, Ltd.                                             3,359,375    9,495,440       0.1%
    Telkom SA SOC, Ltd.                                           2,036,964    7,629,514       0.1%
    Tongaat Hulett, Ltd.                                          1,021,284    8,320,572       0.1%
    Transaction Capital, Ltd.                                       818,858      868,302       0.0%
    Trencor, Ltd.                                                 1,369,751    4,266,138       0.1%
#   Truworths International, Ltd.                                 2,334,913   12,440,085       0.2%
    Tsogo Sun Holdings, Ltd.                                      2,858,414    4,199,928       0.1%
    Wilson Bayly Holmes-Ovcon, Ltd.                                 506,623    5,423,508       0.1%
                                                                            ------------       ---
TOTAL SOUTH AFRICA                                                           444,849,233       6.1%
                                                                            ------------       ---
SOUTH KOREA -- (14.1%)
#*  3S Korea Co., Ltd.                                               22,000       37,643       0.0%
#   ABco Electronics Co., Ltd.                                       76,717      506,415       0.0%
#   ABOV Semiconductor Co., Ltd.                                    118,431      841,510       0.0%
#*  Ace Technologies Corp.                                          178,732      597,317       0.0%
#*  Actoz Soft Co., Ltd.                                             50,910      732,461       0.0%
#   Advanced Nano Products Co., Ltd.                                 68,114      855,425       0.0%
#*  Advanced Process Systems Corp.                                   74,225    2,554,459       0.1%
#   Aekyung Petrochemical Co., Ltd.                                 109,618    1,518,399       0.0%
#   AfreecaTV Co., Ltd.                                              74,661    1,190,469       0.0%
#*  Agabang&Company                                                 253,993    1,353,534       0.0%
#   Ahn-Gook Pharmaceutical Co., Ltd.                                58,793      587,775       0.0%
#   Ahnlab, Inc.                                                     52,331    2,338,944       0.1%
#   AJ Networks Co., Ltd.                                            81,351      532,162       0.0%
#*  AJ Rent A Car Co., Ltd.                                         125,497    1,452,741       0.0%
#*  Ajin Industrial Co., Ltd.                                        46,385      261,014       0.0%
    AK Holdings, Inc.                                                38,738    2,328,847       0.1%
#*  Alticast Corp.                                                   73,734      306,874       0.0%
#   ALUKO Co., Ltd.                                                 367,542    1,256,440       0.0%
*   Alvogen Korea Co., Ltd                                            1,360       33,995       0.0%
#*  Amotech Co., Ltd.                                                72,347    2,451,471       0.1%
#*  Anam Electronics Co., Ltd.                                      738,248    1,622,548       0.0%
#   Anapass, Inc.                                                    70,895    1,138,321       0.0%
#*  Aprogen Healthcare & Games, Inc.                                130,731      373,438       0.0%
#*  APS Holdings Corp.                                               96,763      862,633       0.0%
    Asia Cement Co., Ltd.                                            13,376    1,031,006       0.0%
    ASIA Holdings Co., Ltd.                                          10,133    1,040,079       0.0%
#   Asia Paper Manufacturing Co., Ltd.                               41,937      729,745       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
SOUTH KOREA -- (Continued)
*   Asiana Airlines, Inc.                                        972,693 $4,020,682       0.1%
#   Atinum Investment Co., Ltd.                                  291,863    569,496       0.0%
    AtlasBX Co., Ltd.                                                571     24,950       0.0%
#*  AUK Corp.                                                    220,465    539,589       0.0%
#   Aurora World Corp.                                            42,236    325,165       0.0%
#   Austem Co., Ltd.                                             160,334    739,041       0.0%
#   Autech Corp.                                                 123,048  1,029,265       0.0%
#*  Automobile & PCB                                             251,614    270,631       0.0%
#   Avaco Co., Ltd.                                              105,551    652,099       0.0%
#   Avatec Co., Ltd.                                               5,446     38,033       0.0%
#   Baiksan Co., Ltd.                                            100,931    693,997       0.0%
#*  Barun Electronics Co., Ltd.                                  568,830    887,056       0.0%
#*  Barunson Entertainment & Arts Corp.                          411,307    769,682       0.0%
#   Bcworld Pharm Co., Ltd.                                       38,751    763,226       0.0%
#*  BH Co., Ltd.                                                 109,956  2,148,176       0.1%
    Binggrae Co., Ltd.                                            47,161  2,557,160       0.1%
*   Biolog Device Co., Ltd.                                      126,061    279,801       0.0%
#*  BioSmart Co., Ltd.                                           134,659    602,254       0.0%
#*  Biotoxtech Co., Ltd.                                          45,871    288,203       0.0%
#*  Biovill Co., Ltd.                                            138,362    504,648       0.0%
#   BIT Computer Co., Ltd.                                       113,558    517,286       0.0%
#   Bixolon Co., Ltd.                                             87,925    557,136       0.0%
#   Bluecom Co., Ltd.                                            103,817    692,964       0.0%
#   Boditech Med, Inc.                                           116,248  1,781,089       0.0%
#*  Bohae Brewery Co., Ltd.                                      632,425    590,252       0.0%
#   BoKwang Industry Co., Ltd.                                    70,928    412,511       0.0%
    Bookook Securities Co., Ltd.                                  12,822    315,081       0.0%
#*  Boryung Medience Co., Ltd.                                    51,519    485,478       0.0%
#   Boryung Pharmaceutical Co., Ltd.                              50,364  1,780,619       0.0%
#*  Bosung Power Technology Co., Ltd.                            453,255  1,125,378       0.0%
#*  Brain Contents Co., Ltd.                                     805,232    656,924       0.0%
#   BRIDGETEC Corp.                                               35,241    187,771       0.0%
#*  Bubang Co., Ltd.                                             218,353    636,668       0.0%
#   Bukwang Pharmaceutical Co., Ltd.                             106,859  2,113,107       0.1%
    Busan City Gas Co., Ltd.                                         805     26,414       0.0%
#   BYC Co., Ltd.                                                    858    245,179       0.0%
#   Byucksan Corp.                                               369,822  1,125,264       0.0%
#*  C&S Asset Management Co., Ltd.                               166,435    129,987       0.0%
#*  CammSys Corp.                                                308,501    689,207       0.0%
#*  Capro Corp.                                                  332,967  2,454,263       0.1%
    Caregen Co., Ltd.                                             10,861    711,576       0.0%
    Cell Biotech Co., Ltd.                                        51,500  1,706,426       0.0%
#*  Celltrion Pharm, Inc.                                         77,179  2,307,839       0.1%
#*  Chabiotech Co., Ltd.                                         344,944  4,037,180       0.1%
#   Changhae Ethanol Co., Ltd.                                    51,020    806,483       0.0%
#*  Charm Engineering Co., Ltd.                                  252,634    595,118       0.0%
#*  Chemtronics Co., Ltd.                                         71,610    417,160       0.0%
*   Cheoum & C Co., Ltd.                                          46,205    224,238       0.0%
#   Cheryong Industrial Co. Ltd/new                               49,903    376,120       0.0%
#*  Chin Hung International, Inc.                                234,602    416,680       0.0%
*   China Great Star International, Ltd.                         146,926    139,676       0.0%
    Chinyang Holdings Corp.                                      159,481    442,843       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                       PERCENTAGE
                                                                 SHARES    VALUE++   OF NET ASSETS**
                                                                 ------- ----------- ---------------
SOUTH KOREA -- (Continued)
*   Choa Pharmaceutical Co.                                       49,861 $   197,402       0.0%
#   Choheung Corp.                                                   286      71,775       0.0%
#   Chokwang Leather Co., Ltd.                                       607      19,727       0.0%
#   Chokwang Paint, Ltd.                                          46,428     437,169       0.0%
    Chong Kun Dang Pharmaceutical Corp.                           45,831   4,605,090       0.1%
#   Chongkundang Holdings Corp.                                   27,820   1,710,273       0.0%
#   Choong Ang Vaccine Laboratory                                 43,598     737,616       0.0%
#*  Chorokbaem Media Co., Ltd.                                   266,918     374,091       0.0%
    Chosun Refractories Co., Ltd.                                  6,715     521,039       0.0%
#   Chungdahm Learning, Inc.                                      42,900     593,272       0.0%
#   CJ CGV Co., Ltd.                                              42,978   2,673,260       0.1%
#   CJ Freshway Corp.                                             48,575   1,702,393       0.0%
    CJ Hellovision Co., Ltd.                                     217,479   1,419,353       0.0%
    CJ O Shopping Co., Ltd.                                       26,448   4,670,511       0.1%
#*  CJ Seafood Corp.                                             191,102     495,933       0.0%
#   CKD Bio Corp.                                                 31,884     621,026       0.0%
#   Com2uSCorp                                                    62,436   7,441,692       0.1%
#   Commax Co., Ltd.                                              68,209     428,391       0.0%
#   Coreana Cosmetics Co., Ltd.                                  174,532   1,064,639       0.0%
#   Cosmax BTI, Inc.                                              38,714   1,281,583       0.0%
#   Cosmax, Inc.                                                  86,687  10,766,709       0.2%
*   CosmoAM&T Co., Ltd.                                           57,213     621,702       0.0%
#*  Cosmochemical Co., Ltd.                                       67,947     741,482       0.0%
#*  COSON Co., Ltd.                                              117,294   1,467,548       0.0%
#*  COWELL FASHION Co., Ltd.                                     216,662     980,110       0.0%
#*  Creaplanet Co., Ltd.                                          97,236     112,173       0.0%
*   Crown Confectionery Co., Ltd.                                 45,282     686,880       0.0%
#   CROWNHAITAI Holdings Co., Ltd.                                41,889     668,282       0.0%
#*  CrucialTec Co., Ltd.                                         483,300   1,224,446       0.0%
#   CS Wind Corp.                                                 46,867   1,101,276       0.0%
#*  CTC BIO, Inc.                                                 82,400     709,509       0.0%
#*  CTL, Inc.                                                    160,964     400,506       0.0%
#   Cuckoo Electronics Co., Ltd.                                   8,937   1,201,694       0.0%
#*  CUROCOM Co., Ltd.                                             85,800     211,990       0.0%
#*  Curoholdings Co., Ltd.                                       423,171     360,085       0.0%
#   Cymechs, Inc.                                                  7,038      95,390       0.0%
#   D.I Corp.                                                    210,467   1,074,918       0.0%
    Dae Dong Industrial Co., Ltd.                                 96,824     656,150       0.0%
    Dae Han Flour Mills Co., Ltd.                                  7,679   1,161,978       0.0%
#   Dae Hwa Pharmaceutical Co., Ltd.                              22,883     474,163       0.0%
#   Dae Hyun Co., Ltd.                                           240,518     611,081       0.0%
#*  Dae Won Chemical Co., Ltd.                                   273,923     574,693       0.0%
    Dae Won Kang Up Co., Ltd.                                    144,781     527,068       0.0%
#*  Dae Young Packaging Co., Ltd.                                622,311     486,158       0.0%
#   Dae-Il Corp.                                                 101,568     857,477       0.0%
#*  Daea TI Co., Ltd.                                            552,451     917,477       0.0%
#   Daebongls Co., Ltd.                                           54,882     476,435       0.0%
#*  Daechang Co., Ltd.                                           314,932     287,107       0.0%
    Daechang Forging Co., Ltd.                                     8,880     487,090       0.0%
    Daeduck Electronics Co.                                      276,024   2,528,621       0.1%
    Daeduck GDS Co., Ltd.                                        157,900   2,483,740       0.1%
    Daegu Department Store                                        32,833     358,988       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
SOUTH KOREA -- (Continued)
#   Daehan New Pharm Co., Ltd.                                    79,981 $1,021,932       0.0%
    Daehan Steel Co., Ltd.                                       125,858  1,242,419       0.0%
#   Daejoo Co., Ltd.                                              12,773     26,298       0.0%
#*  Daejoo Electronic Materials Co., Ltd.                         81,087    575,461       0.0%
    Daekyo Co., Ltd.                                             224,100  1,642,402       0.0%
#*  Daekyung Machinery & Engineering Co., Ltd.                   805,869    399,169       0.0%
#   Daelim B&Co Co., Ltd.                                         98,313    592,075       0.0%
    Daelim C&S Co., Ltd.                                           6,122     80,354       0.0%
#*  DAEMYUNG Corp. Co., Ltd.                                     358,770    825,167       0.0%
#   Daeryuk Can Co., Ltd.                                        104,537    619,646       0.0%
#   Daesang Corp.                                                190,540  4,052,535       0.1%
#   Daesang Holdings Co., Ltd.                                   142,191  1,252,795       0.0%
#   Daesung Energy Co., Ltd.                                      65,638    364,471       0.0%
#   Daesung Holdings Co., Ltd.                                    26,734    201,895       0.0%
#*  Daewon Cable Co., Ltd.                                       404,913    437,571       0.0%
#*  Daewon Media Co., Ltd.                                        77,129    689,053       0.0%
#   Daewon Pharmaceutical Co., Ltd.                              112,128  1,786,984       0.0%
#   Daewon San Up Co., Ltd.                                       94,625    630,947       0.0%
#*  Daewoo Electronic Components Co., Ltd.                       231,916    427,043       0.0%
*   Daewoo Shipbuilding & Marine Engineering Co., Ltd.            67,633  1,107,748       0.0%
    Daewoong Co., Ltd.                                           185,019  2,572,872       0.1%
    Daewoong Pharmaceutical Co., Ltd.                             37,952  3,849,933       0.1%
*   Dahaam E-Tec Co., Ltd.                                         2,100      6,326       0.0%
#   Daihan Pharmaceutical Co., Ltd.                               37,153  1,135,983       0.0%
    Daishin Securities Co., Ltd.                                 297,668  3,591,002       0.1%
#*  Danal Co., Ltd.                                              342,275  1,494,966       0.0%
#   Danawa Co., Ltd.                                              54,302    495,203       0.0%
#   Daou Data Corp.                                              161,737  1,562,005       0.0%
#   Daou Technology, Inc.                                        263,661  4,325,786       0.1%
#*  Dasan Networks, Inc.                                         120,319    623,643       0.0%
#   Dawonsys Co., Ltd.                                           165,211  1,689,689       0.0%
#   Dayou Automotive Seat Technology Co., Ltd.                   502,384    513,813       0.0%
#*  Dayou Plus Co., Ltd.                                         443,110    289,267       0.0%
#   DCM Corp.                                                     41,677    472,471       0.0%
#*  Deutsch Motors, Inc.                                         186,431  1,047,028       0.0%
#   DHP Korea Co., Ltd.                                           85,942    601,992       0.0%
    Digital Chosun Co., Ltd.                                     216,515    384,541       0.0%
*   Digital Optics Co., Ltd.                                      49,682     59,216       0.0%
#   Digital Power Communications Co., Ltd.                       257,065    935,110       0.0%
#*  DIO Corp.                                                    101,568  3,075,916       0.1%
#   Display Tech Co., Ltd.                                        52,616    184,427       0.0%
#   DMS Co., Ltd.                                                162,618  1,273,241       0.0%
#*  DNF Co., Ltd.                                                 71,511  1,048,166       0.0%
#   Dong A Eltek Co., Ltd.                                        78,504  1,065,949       0.0%
    Dong Ah Tire & Rubber Co., Ltd.                               77,386  1,685,383       0.0%
    Dong-A Socio Holdings Co., Ltd.                               21,487  2,342,885       0.1%
    Dong-A ST Co., Ltd.                                           32,116  2,565,058       0.1%
#   Dong-A Steel Technology Co., Ltd.                              9,029     56,445       0.0%
#   Dong-Ah Geological Engineering Co., Ltd.                      76,065    885,969       0.0%
#   Dong-Il Corp.                                                  6,436    319,636       0.0%
#   Dongbang Transport Logistics Co., Ltd.                        64,316    101,287       0.0%
#*  DONGBU Co., Ltd.                                             831,396    582,757       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                        PERCENTAGE
                                                                  SHARES    VALUE++   OF NET ASSETS**
                                                                 --------- ---------- ---------------
SOUTH KOREA -- (Continued)
#*  Dongbu Corp.                                                    70,461 $  729,503       0.0%
*   Dongbu HiTek Co., Ltd.                                         293,840  3,761,659       0.1%
*   Dongbu Securities Co., Ltd.                                    276,105    861,293       0.0%
#*  Dongbu Steel Co., Ltd.                                          32,375    210,726       0.0%
    Dongil Industries Co., Ltd.                                     11,075    627,868       0.0%
#   Dongjin Semichem Co., Ltd.                                     255,935  4,714,781       0.1%
*   Dongkook Industrial Co., Ltd.                                  184,139    206,533       0.0%
    DongKook Pharmaceutical Co., Ltd.                               38,218  2,115,384       0.1%
#   Dongkuk Industries Co., Ltd.                                   312,436  1,172,329       0.0%
    Dongkuk Steel Mill Co., Ltd.                                   544,707  5,285,524       0.1%
#   Dongkuk Structures & Construction Co., Ltd.                    299,839  1,524,319       0.0%
#   Dongnam Marine Crane Co., Ltd.                                 176,144    466,963       0.0%
#   Dongsung Chemical Co., Ltd.                                     17,370    255,184       0.0%
    DONGSUNG Corp.                                                 226,392  1,156,195       0.0%
#   Dongsung Finetec Co., Ltd.                                     138,157    623,999       0.0%
#*  Dongsung Pharmaceutical Co., Ltd.                              142,763    490,445       0.0%
#   Dongwha Enterprise Co., Ltd.                                    28,221    895,456       0.0%
    Dongwha Pharm Co., Ltd.                                        200,939  1,586,139       0.0%
#   Dongwon Development Co., Ltd.                                  519,419  2,628,777       0.1%
#   Dongwon F&B Co., Ltd.                                           10,063  1,830,764       0.0%
    Dongwon Industries Co., Ltd.                                    11,165  2,845,883       0.1%
    Dongwon Systems Corp.                                           16,560    715,834       0.0%
#*  Dongwoo Farm To Table Co., Ltd.                                 58,857    217,094       0.0%
    Dongyang E&P, Inc.                                              40,212    434,194       0.0%
#*  Dongyang Steel Pipe Co., Ltd.                                  757,870    795,382       0.0%
#*  Doosan Engine Co., Ltd.                                        411,154  1,550,148       0.0%
#   DoubleUGames Co., Ltd.                                          69,759  3,197,938       0.1%
    Douzone Bizon Co., Ltd.                                        154,929  4,428,103       0.1%
#*  Dragonfly GF Co., Ltd.                                          51,555    217,408       0.0%
    DRB Holding Co., Ltd.                                           62,944    476,091       0.0%
#   DSK Co., Ltd.                                                   98,543    919,872       0.0%
#   DSR Corp.                                                       23,050    113,665       0.0%
#   DSR Wire Corp.                                                  66,361    288,748       0.0%
#*  DST ROBOT Co., Ltd.                                            448,645    836,722       0.0%
#*  Duk San Neolux Co., Ltd.                                        67,020  1,315,692       0.0%
#*  Duksan Hi-Metal Co., Ltd.                                       66,695    524,225       0.0%
#   Duksung Co., Ltd.                                               81,764    290,848       0.0%
    DY Corp.                                                       135,846    925,728       0.0%
    DY POWER Corp.                                                  60,459  1,284,151       0.0%
#   e Tec E&C, Ltd.                                                 12,949  1,737,342       0.0%
    e-Credible Co., Ltd.                                            13,096    180,002       0.0%
#   e-LITECOM Co., Ltd.                                             58,444    372,044       0.0%
#*  E-TRON Co., Ltd.                                             1,491,477    387,392       0.0%
    E1 Corp.                                                        25,214  1,294,623       0.0%
    Eagon Industrial, Ltd.                                          60,472    435,664       0.0%
#   Easy Bio, Inc.                                                 374,482  2,076,764       0.1%
#*  EcoBio Holdings Co., Ltd.                                       52,300    429,565       0.0%
#*  Ecopro Co., Ltd.                                               158,695  4,042,051       0.1%
#   EG Corp.                                                        40,033    386,148       0.0%
#*  Ehwa Technologies Information Co., Ltd.                      2,548,787    839,948       0.0%
#   Elcomtec Co., Ltd.                                             261,529    516,832       0.0%
#   Elentec Co., Ltd.                                              116,016    443,476       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
SOUTH KOREA -- (Continued)
#   EM-Tech Co., Ltd.                                            102,271 $1,438,274       0.0%
#*  Emerson Pacific, Inc.                                         55,198  1,351,984       0.0%
#*  EMKOREA Co., Ltd.                                             60,585    149,801       0.0%
#*  EMW Co., Ltd.                                                173,518    451,011       0.0%
*   EN3 Co., Ltd.                                                 34,383     96,902       0.0%
#   Enex Co., Ltd.                                               325,098    492,117       0.0%
#   ENF Technology Co., Ltd.                                      79,474  1,935,441       0.0%
    Eo Technics Co., Ltd.                                         69,018  5,611,957       0.1%
#   Estechpharma Co., Ltd.                                        89,268    888,703       0.0%
#*  ESTsoft Corp.                                                 33,140    187,036       0.0%
#   Eugene Corp.                                                 453,657  2,201,389       0.1%
*   Eugene Investment & Securities Co., Ltd.                     588,034  1,561,095       0.0%
#   Eugene Technology Co., Ltd.                                  128,700  2,440,356       0.1%
#   Eusu Holdings Co., Ltd.                                      119,655    691,998       0.0%
#   EVERDIGM Corp.                                                87,678    810,444       0.0%
#*  EXA E&C, Inc.                                                 99,097    122,597       0.0%
    Exicon Co., Ltd.                                              29,302    264,976       0.0%
#   Ezwelfare Co., Ltd.                                           15,152     79,151       0.0%
    F&F Co., Ltd.                                                 61,898  2,183,893       0.1%
#   Farmsco                                                      168,568  1,814,201       0.0%
#*  FarmStory Co., Ltd.                                          547,789    628,968       0.0%
#   Feelux Co., Ltd.                                             274,164    708,048       0.0%
#   Fila Korea, Ltd.                                              94,250  5,695,757       0.1%
#   Fine DNC Co., Ltd.                                           103,000    283,435       0.0%
#   Fine Technix Co., Ltd.                                       206,246    508,368       0.0%
#*  Finetex EnE, Inc.                                             61,015    186,219       0.0%
#*  Firstec Co., Ltd.                                            209,199    645,451       0.0%
#*  Foosung Co., Ltd.                                            431,979  3,449,820       0.1%
    Fursys, Inc.                                                  14,730    443,018       0.0%
#*  G-SMATT GLOBAL Co., Ltd.                                     127,846  1,462,076       0.0%
#*  Gamevil, Inc.                                                 45,326  2,563,223       0.1%
    Gaon Cable Co., Ltd.                                          23,823    504,012       0.0%
#*  Genic Co., Ltd.                                               42,082    494,487       0.0%
#*  Genie Music Corp.                                            163,238    535,623       0.0%
#   Geumhwa PSC Co., Ltd.                                          6,153    219,617       0.0%
#*  Gigalane Co., Ltd.                                            70,854    199,674       0.0%
    GIIR, Inc.                                                    22,387    222,860       0.0%
#*  Global Display Co., Ltd.                                      62,631    143,671       0.0%
#   GMB Korea Corp.                                               73,978    494,480       0.0%
#*  GNCO Co., Ltd.                                               682,448  1,125,185       0.0%
#   Golfzon Co., Ltd.                                             26,580  1,099,992       0.0%
    GOLFZONNEWDIN Co., Ltd.                                      213,783  1,007,541       0.0%
#*  Good People Co., Ltd.                                         89,915    166,744       0.0%
    Grand Korea Leisure Co., Ltd.                                131,242  3,281,465       0.1%
    Green Cross Holdings Corp.                                    88,263  2,983,897       0.1%
*   GS Global Corp.                                              415,668  1,159,483       0.0%
    GS Home Shopping, Inc.                                        23,119  4,341,246       0.1%
#   Gwangju Shinsegae Co., Ltd.                                    3,631    776,051       0.0%
#   HAESUNG DS Co., Ltd.                                          76,086  1,210,495       0.0%
#   Haesung Industrial Co., Ltd.                                  25,164    276,572       0.0%
#*  Haesung Optics Co., Ltd.                                      60,772    254,824       0.0%
#   Haitai Confectionery & Foods Co., Ltd.                        28,706    425,530       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                        PERCENTAGE
                                                                  SHARES    VALUE++   OF NET ASSETS**
                                                                 --------- ---------- ---------------
SOUTH KOREA -- (Continued)
#*  Halla Corp.                                                    151,009 $  557,008       0.0%
#   Halla Holdings Corp.                                            72,415  4,380,635       0.1%
#   Han Kuk Carbon Co., Ltd.                                       265,268  1,388,325       0.0%
#*  Hana Micron, Inc.                                              152,743    692,083       0.0%
#   Hana Tour Service, Inc.                                         79,962  7,125,923       0.1%
#   Hancom MDS, Inc.                                                52,411    798,624       0.0%
#   Hancom, Inc.                                                   152,021  2,153,256       0.1%
#   Handok, Inc.                                                    46,806  1,024,410       0.0%
    Handsome Co., Ltd.                                             126,600  3,391,049       0.1%
    Hanil Cement Co., Ltd.                                          28,711  3,437,001       0.1%
#*  Hanil Vacuum Co., Ltd.                                         242,860    495,417       0.0%
#*  Hanjin Heavy Industries & Construction Co., Ltd.               712,169  2,429,198       0.1%
#*  Hanjin Heavy Industries & Construction Holdings Co., Ltd.       87,816    371,528       0.0%
#*  Hanjin Kal Corp.                                               370,559  7,162,010       0.1%
    Hanjin Transportation Co., Ltd.                                 86,910  2,227,611       0.1%
#*  Hankook Cosmetics Co., Ltd.                                     77,549  1,234,473       0.0%
#   Hankook Cosmetics Manufacturing Co., Ltd.                       15,080    533,734       0.0%
    Hankook Shell Oil Co., Ltd.                                      5,290  1,870,805       0.0%
    Hankuk Glass Industries, Inc.                                    9,314    258,138       0.0%
    Hankuk Paper Manufacturing Co., Ltd.                            23,476    554,291       0.0%
#   Hankuk Steel Wire Co., Ltd.                                     58,735    149,505       0.0%
#   Hanla IMS Co., Ltd.                                             43,244    275,976       0.0%
#   Hanmi Semiconductor Co., Ltd.                                  230,587  2,070,824       0.1%
#   HanmiGlobal Co., Ltd.                                           65,410    560,108       0.0%
#   Hans Biomed Corp.                                               62,852    931,422       0.0%
#   Hansae Co., Ltd.                                               179,726  4,182,986       0.1%
#   Hansae MK Co., Ltd.                                             42,663    497,246       0.0%
#   Hansae Yes24 Holdings Co., Ltd.                                 96,969    874,930       0.0%
#   Hanshin Construction                                            60,839    871,767       0.0%
#   Hanshin Machinery Co.                                          226,979    774,350       0.0%
    Hansol Chemical Co., Ltd.                                       76,789  5,065,145       0.1%
*   Hansol Holdings Co., Ltd.                                      389,445  2,152,873       0.1%
#*  Hansol HomeDeco Co., Ltd.                                      664,337    871,569       0.0%
    Hansol Paper Co., Ltd.                                         145,379  2,135,248       0.1%
#*  Hansol SeenTec Co., Ltd.                                       318,065    313,794       0.0%
#*  Hansol Technics Co., Ltd.                                      166,414  2,625,048       0.1%
#*  Hanwha Galleria Timeworld Co., Ltd.                             17,255    553,885       0.0%
#   Hanwha General Insurance Co., Ltd.                             358,085  2,609,204       0.1%
#*  Hanwha Investment & Securities Co., Ltd.                     1,037,505  2,681,682       0.1%
#   Hanyang Eng Co., Ltd.                                           67,656    934,128       0.0%
#   Hanyang Securities Co., Ltd.                                    36,657    265,283       0.0%
#   Harim Co., Ltd.                                                265,770    834,297       0.0%
#   Harim Holdings Co., Ltd.                                       300,775  1,019,279       0.0%
#   HB Technology Co., Ltd.                                        451,483  1,728,550       0.0%
#   Heung-A Shipping Co., Ltd.                                   1,147,462  1,285,088       0.0%
#*  Heungkuk Fire & Marine Insurance Co., Ltd.                     229,881  1,267,339       0.0%
#   High Tech Pharm Co., Ltd.                                       23,615    232,950       0.0%
    Hitejinro Holdings Co., Ltd.                                    67,857    657,546       0.0%
*   HizeAero Co., Ltd.                                               9,927     68,481       0.0%
#   HMC Investment Securities Co., Ltd.                            155,856  1,623,079       0.0%
#   Home Center Holdings Co., Ltd.                                 534,946  1,039,414       0.0%
#*  Homecast Co., Ltd.                                             232,691  2,805,659       0.1%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                        PERCENTAGE
                                                                  SHARES    VALUE++   OF NET ASSETS**
                                                                 --------- ---------- ---------------
SOUTH KOREA -- (Continued)
#   HS Industries Co., Ltd.                                        331,416 $3,167,037       0.1%
    HS R&A Co., Ltd.                                               262,709    552,425       0.0%
    Huchems Fine Chemical Corp.                                    207,472  4,366,226       0.1%
    Humax Co., Ltd.                                                155,122  1,305,332       0.0%
#   Humedix Co., Ltd.                                               44,790  1,394,680       0.0%
#*  Huneed Technologies                                             87,618    911,167       0.0%
*   Huons Co., Ltd.                                                 33,580  2,012,255       0.1%
#   Huons Global Co., Ltd.                                          41,429  1,568,834       0.0%
    Husteel Co., Ltd.                                               11,243    146,476       0.0%
    Huvis Corp.                                                    124,216    864,786       0.0%
#   Huvitz Co., Ltd.                                                86,724  1,057,524       0.0%
#   Hwa Shin Co., Ltd.                                             153,608    684,802       0.0%
    Hwacheon Machine Tool Co., Ltd.                                  5,689    263,650       0.0%
#   Hwail Pharm Co., Ltd.                                           74,710    408,972       0.0%
    Hwangkum Steel & Technology Co., Ltd.                           78,961    671,227       0.0%
    HwaSung Industrial Co., Ltd.                                    79,316  1,072,421       0.0%
#   Hy-Lok Corp.                                                    76,315  1,684,091       0.0%
#   Hyosung ONB Co., Ltd.                                           10,277     96,803       0.0%
#   HyosungITX Co., Ltd.                                            29,128    334,450       0.0%
    Hyundai BNG Steel Co., Ltd.                                     92,077  1,024,576       0.0%
#*  Hyundai Cement Co.                                              22,245    349,641       0.0%
#   Hyundai Corp Holdings Inc.                                      41,891    544,690       0.0%
    Hyundai Corp.                                                   68,663  1,354,446       0.0%
    Hyundai Elevator Co., Ltd.                                      63,829  3,123,013       0.1%
    Hyundai Engineering Plastics Co., Ltd.                         161,066  1,042,527       0.0%
    Hyundai Hy Communications & Networks Co., Ltd.                 332,548  1,083,401       0.0%
    Hyundai Livart Furniture Co., Ltd.                             120,416  2,570,487       0.1%
#*  Hyundai Merchant Marine Co., Ltd.                               35,373    233,685       0.0%
#   Hyundai Pharmaceutical Co., Ltd.                               168,796    507,900       0.0%
#   HyVision System, Inc.                                           99,434  1,119,858       0.0%
#   I Controls, Inc.                                                21,522    556,111       0.0%
#   i-Components Co., Ltd.                                          43,399    263,466       0.0%
    i-SENS, Inc.                                                    98,612  2,078,998       0.1%
#   I3System, Inc.                                                  34,950    655,796       0.0%
#*  iA, Inc.                                                       211,507    678,536       0.0%
#   ICD Co., Ltd.                                                  110,626  1,489,584       0.0%
#*  IE, Ltd.                                                     1,307,133    145,256       0.0%
#*  IHQ, Inc.                                                      535,723    909,152       0.0%
#   Il Dong Holdings Co., Ltd.                                      33,200    428,277       0.0%
#   IL Dong Pharmaceutical Co., Ltd.                                51,329  1,040,274       0.0%
    Ilji Technology Co., Ltd.                                       10,190     40,914       0.0%
#   Iljin Diamond Co., Ltd.                                         29,894    519,236       0.0%
#   Iljin Electric Co., Ltd.                                       135,159    554,801       0.0%
#   Iljin Holdings Co., Ltd.                                       203,422    943,301       0.0%
#   Iljin Materials Co., Ltd.                                      139,448  4,022,575       0.1%
#   Ilshin Spinning Co., Ltd.                                       11,637  1,247,093       0.0%
#*  ilShinbiobase Co,Ltd.                                          193,097    361,105       0.0%
#   Ilsung Pharmaceuticals Co., Ltd.                                 3,984    489,211       0.0%
#*  IM Co., Ltd.                                                   191,725    613,453       0.0%
    iMarketKorea, Inc.                                             170,219  1,456,340       0.0%
#   InBody Co., Ltd.                                                93,707  2,435,012       0.1%
#*  Infinitt Healthcare Co., Ltd.                                  124,252    680,215       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                        PERCENTAGE
                                                                  SHARES    VALUE++   OF NET ASSETS**
                                                                 --------- ---------- ---------------
SOUTH KOREA -- (Continued)
#*  Infraware, Inc.                                                184,486 $  248,945       0.0%
#*  INITECH Co., Ltd.                                               67,933    372,067       0.0%
#*  InkTec Co., Ltd.                                                 8,164     28,523       0.0%
    Innocean Worldwide, Inc.                                        40,684  2,790,877       0.1%
#*  InnoWireless, Inc.                                              21,995    238,601       0.0%
*   Innox Advanced Materials Co., Ltd.                              44,674  2,927,017       0.1%
#*  Innox Corp.                                                     19,227    266,824       0.0%
#*  Insun ENT Co., Ltd.                                            266,481  1,614,732       0.0%
#   Intelligent Digital Integrated Security Co., Ltd.               33,909    252,373       0.0%
    Intergis Co., Ltd.                                              11,220     29,971       0.0%
#   Interojo Co., Ltd.                                              63,464  2,124,876       0.1%
#   Interpark Corp.                                                108,768    906,092       0.0%
    Interpark Holdings Corp.                                       396,877  1,483,062       0.0%
    INTOPS Co., Ltd.                                               116,641  1,094,370       0.0%
#*  INVENIA Co., Ltd.                                              110,992    468,515       0.0%
#   Inzi Controls Co., Ltd.                                         42,034    226,540       0.0%
#   INZI Display Co., Ltd.                                          32,254     58,171       0.0%
#*  Iones Co., Ltd.                                                 54,407    637,209       0.0%
    IS Dongseo Co., Ltd.                                            80,542  2,485,276       0.1%
#   ISC Co., Ltd.                                                   72,889  1,381,822       0.0%
    ISU Chemical Co., Ltd.                                          96,249  1,474,263       0.0%
#   IsuPetasys Co., Ltd.                                           234,729    928,049       0.0%
#   J.ESTINA Co., Ltd.                                              98,583    587,618       0.0%
#*  Jaeyoung Solutec Co., Ltd.                                     157,239    287,506       0.0%
#   Jahwa Electronics Co., Ltd.                                     95,508  1,817,653       0.0%
#   JASTECH, Ltd.                                                   69,839  1,159,933       0.0%
#*  Jayjun Cosmetic Co., Ltd.                                      453,681  2,723,658       0.1%
    JB Financial Group Co., Ltd.                                 1,137,775  5,981,352       0.1%
#   JC Hyun System, Inc.                                            93,701    507,863       0.0%
*   Jcontentree Corp.                                              291,540  1,081,351       0.0%
#   Jeil Pharma Holdings, Inc.                                       9,926    354,538       0.0%
#*  Jeil Pharmaceutical Co., Ltd.                                    3,729    210,395       0.0%
    Jeju Air Co., Ltd.                                              58,366  1,837,986       0.0%
#*  Jeju Semiconductor Corp.                                        85,419    247,572       0.0%
#*  Jeongsan Aikang Co., Ltd.                                      237,589    584,502       0.0%
    Jinro Distillers Co., Ltd.                                      15,561    480,118       0.0%
#   Jinsung T.E.C.                                                  93,414    845,910       0.0%
#   JLS Co., Ltd.                                                   60,840    426,331       0.0%
#*  JoyCity Corp.                                                   28,364    354,555       0.0%
#   JS Corp.                                                        12,365    160,700       0.0%
*   Jusung Engineering Co., Ltd.                                   290,684  3,565,970       0.1%
    JVM Co., Ltd.                                                   30,590  1,561,311       0.0%
#   JW Holdings Corp.                                              260,748  1,873,974       0.0%
#   JW Pharmaceutical Corp.                                         69,431  2,584,237       0.1%
#   JW Shinyak Corp.                                                16,523    117,836       0.0%
#*  JYP Entertainment Corp.                                        211,588  2,192,101       0.1%
#   Kangnam Jevisco Co., Ltd.                                       29,041    946,235       0.0%
#   KAON Media Co., Ltd.                                           111,714    965,206       0.0%
    KC Cottrell Co., Ltd.                                           15,012     59,094       0.0%
#   KC Green Holdings Co., Ltd.                                    122,562    572,854       0.0%
#   KC Tech Co., Ltd.                                              160,513  3,438,490       0.1%
#   KCC Engineering & Construction Co., Ltd.                        62,491    472,017       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
SOUTH KOREA -- (Continued)
    KCI, Ltd.                                                      2,256 $   16,125       0.0%
#*  KEC Corp.                                                    598,573    708,175       0.0%
#   KEPCO Engineering & Construction Co., Inc.                   111,799  1,787,308       0.0%
#   Keyang Electric Machinery Co., Ltd.                          205,292    833,188       0.0%
#*  KEYEAST Co., Ltd.                                            466,462    887,222       0.0%
    KG Chemical Corp.                                             68,855  1,002,147       0.0%
#   KG Eco Technology Service Co., Ltd.                          234,280    834,710       0.0%
#   Kginicis Co., Ltd.                                           136,223  1,838,863       0.0%
#   KGMobilians Co., Ltd.                                        138,520    855,089       0.0%
#   KH Vatec Co., Ltd.                                           135,110  1,369,986       0.0%
    KISCO Corp.                                                   37,570  1,270,344       0.0%
#   KISCO Holdings Co., Ltd.                                      10,060    717,746       0.0%
#   Kishin Corp.                                                  49,420    217,302       0.0%
    KISWIRE, Ltd.                                                 50,732  1,594,969       0.0%
#*  KJ Pretech Co., Ltd.                                          50,707     99,103       0.0%
#*  KleanNara Co., Ltd.                                          154,710    593,631       0.0%
*   KMH Co., Ltd.                                                 80,830    674,567       0.0%
#*  KMH Hitech Co., Ltd.                                         147,148    142,010       0.0%
#   Kocom Co., Ltd.                                               59,560    409,321       0.0%
#   Kodaco Co., Ltd.                                             278,877    763,739       0.0%
#*  KODI-M Co., Ltd.                                             356,894    390,779       0.0%
    Koentec Co., Ltd.                                            213,904    799,587       0.0%
    Koh Young Technology, Inc.                                    87,881  6,028,135       0.1%
#   Kolao Holdings                                               193,141    861,713       0.0%
    Kolmar BNH Co., Ltd.                                          61,048  1,859,646       0.0%
#   Kolon Corp.                                                   50,319  3,457,948       0.1%
#   Kolon Global Corp.                                            46,405    406,076       0.0%
#   Kolon Life Science, Inc.                                       1,839    251,923       0.0%
#   Kolon Plastic, Inc.                                          122,692    819,395       0.0%
#   Komelon Corp.                                                 39,167    340,735       0.0%
#*  KONA I Co., Ltd.                                             116,957  1,108,262       0.0%
#   Kook Soon Dang Brewery Co., Ltd.                             102,707    562,017       0.0%
#   Kopla Co., Ltd.                                              117,693    505,677       0.0%
#   Korea Alcohol Industrial Co., Ltd.                           112,755    819,917       0.0%
#   Korea Autoglass Corp.                                         70,686  1,197,203       0.0%
#   Korea Cast Iron Pipe Industries Co., Ltd.                     75,632    679,018       0.0%
#   Korea Circuit Co., Ltd.                                       98,725  1,469,300       0.0%
    Korea District Heating Corp.                                  24,542  1,573,244       0.0%
    Korea Electric Terminal Co., Ltd.                             43,333  2,710,022       0.1%
#   Korea Electronic Certification Authority, Inc.               134,221    784,082       0.0%
#   Korea Electronic Power Industrial Development Co., Ltd.       74,881    282,067       0.0%
    Korea Export Packaging Industrial Co., Ltd.                    5,621     79,297       0.0%
    Korea Flange Co., Ltd.                                        20,776    197,596       0.0%
#   Korea Fuel-Tech Corp.                                         79,102    262,852       0.0%
#   Korea Industrial Co., Ltd.                                    95,471    245,771       0.0%
#*  Korea Information & Communications Co, Ltd.                  117,495  1,035,256       0.0%
#   Korea Information Certificate Authority, Inc.                150,707    716,325       0.0%
#   Korea Kolmar Co., Ltd.                                        18,919  1,399,545       0.0%
#   Korea Kolmar Holdings Co., Ltd.                               57,270  2,306,902       0.1%
#*  Korea Line Corp.                                             121,541  3,556,769       0.1%
#*  Korea Materials & Analysis Corp.                              38,033    514,569       0.0%
#   Korea United Pharm, Inc.                                      88,713  1,912,041       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
SOUTH KOREA -- (Continued)
    Korean Reinsurance Co.                                       359,208 $3,591,406       0.1%
    Kortek Corp.                                                  89,452  1,158,754       0.0%
#   KPX Chemical Co., Ltd.                                        16,314  1,096,391       0.0%
#*  KR Motors Co., Ltd.                                           56,572     20,377       0.0%
#   Ksign Co., Ltd.                                              353,174    429,001       0.0%
    KSS LINE, Ltd.                                               112,394    975,735       0.0%
*   KT Hitel Co., Ltd.                                           107,174    505,218       0.0%
    KT Skylife Co., Ltd.                                         186,327  2,313,065       0.1%
#   KT Submarine Co., Ltd.                                       129,898    530,618       0.0%
*   KTB Investment & Securities Co., Ltd.                        443,890  1,371,208       0.0%
#   KTCS Corp.                                                   260,233    558,758       0.0%
#   Ktis Corp.                                                   217,997    596,213       0.0%
#*  Kuk Young G&M                                                186,943    191,973       0.0%
#   Kukbo Design Co., Ltd.                                        30,314    553,709       0.0%
#   Kukdo Chemical Co., Ltd.                                      31,215  1,642,419       0.0%
*   Kukdong Corp.                                                  2,138      6,876       0.0%
#   Kukdong Oil & Chemicals Co., Ltd.                             89,179    253,910       0.0%
#*  Kum Yang Co., Ltd. .                                         101,497    215,703       0.0%
#*  Kumho Electric Co., Ltd.                                      18,861    136,752       0.0%
#   Kumho Industrial Co., Ltd.                                   199,815  1,724,480       0.0%
#*  Kumho Tire Co., Inc.                                         951,984  5,572,886       0.1%
#   Kumkang Kind Co., Ltd.                                        21,211    581,035       0.0%
    Kwang Dong Pharmaceutical Co., Ltd.                          313,294  2,265,081       0.1%
#*  Kwang Myung Electric Co., Ltd.                               378,243    893,974       0.0%
#   Kwangju Bank Co., Ltd.                                       224,634  2,365,791       0.1%
#*  Kyeryong Construction Industrial Co., Ltd.                    26,466    422,835       0.0%
    Kyobo Securities Co., Ltd.                                   187,954  1,528,895       0.0%
#   Kyongbo Pharmaceutical Co., Ltd.                              95,168  1,037,080       0.0%
#   Kyung Dong Navien Co., Ltd.                                   51,000  1,843,105       0.0%
#*  Kyung Nam Pharm Co., Ltd.                                     59,602    551,037       0.0%
#   Kyung-In Synthetic Corp.                                     254,644  1,081,382       0.0%
#   Kyungbang, Ltd.                                               87,364  1,135,498       0.0%
#   Kyungchang Industrial Co., Ltd.                               87,499    323,305       0.0%
*   KyungDong City Gas Co., Ltd.                                  23,254    708,750       0.0%
#   KyungDong Invest Co., Ltd.                                     9,266    380,492       0.0%
    Kyungdong Pharm Co., Ltd.                                     60,095  1,056,965       0.0%
#   L&F Co., Ltd.                                                108,005  3,124,354       0.1%
#*  LabGenomics Co., Ltd.                                          9,768     72,708       0.0%
#*  LB Semicon, Inc.                                             266,066    608,839       0.0%
#   LEADCORP, Inc. (The)                                         150,125    895,347       0.0%
#*  Leaders Cosmetics Co., Ltd.                                  101,387  1,690,206       0.0%
    Lee Ku Industrial Co., Ltd.                                  223,689    460,787       0.0%
    LEENO Industrial, Inc.                                        79,506  3,635,223       0.1%
#   Leenos Corp.                                                 208,490    454,995       0.0%
    LF Corp.                                                     177,753  4,096,786       0.1%
    LG Hausys, Ltd.                                               56,618  4,597,411       0.1%
    LG International Corp.                                       267,838  6,951,142       0.1%
#   Lion Chemtech Co., Ltd.                                       57,397    815,143       0.0%
#*  Liveplex Co., Ltd.                                           686,550    503,823       0.0%
#   LMS Co., Ltd.                                                 53,714    487,062       0.0%
#   Lock & Lock Co., Ltd.                                        160,625  3,105,815       0.1%
#*  LOT Vacuum Co., Ltd.                                          67,743  1,013,755       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                        PERCENTAGE
                                                                  SHARES    VALUE++   OF NET ASSETS**
                                                                 --------- ---------- ---------------
SOUTH KOREA -- (Continued)
    Lotte Corp.                                                      1,196 $   79,602       0.0%
    LOTTE Fine Chemical Co., Ltd.                                  157,931  5,681,157       0.1%
    Lotte Food Co., Ltd.                                               552    295,134       0.0%
    LOTTE Himart Co., Ltd.                                          62,549  4,140,502       0.1%
    Lotte Non-Life Insurance Co., Ltd.                             564,705  1,667,716       0.0%
    LS Industrial Systems Co., Ltd.                                 31,042  1,662,251       0.0%
#*  Lumens Co., Ltd.                                               376,967  1,216,966       0.0%
#   Lutronic Corp.                                                  94,212    947,761       0.0%
#*  Macrogen, Inc.                                                  76,933  1,869,093       0.0%
    Maeil Holdings Co., Ltd.                                       109,098  1,874,684       0.0%
#*  Majestar Co., Ltd.                                             253,982    354,808       0.0%
*   Maniker Co., Ltd.                                               42,141     25,382       0.0%
#*  Mcnex Co., Ltd.                                                 51,891    823,640       0.0%
#*  Mediana Co., Ltd.                                               39,351    391,699       0.0%
#   Meerecompany, Inc.                                              22,769  1,191,261       0.0%
#   MegaStudy Co., Ltd.                                             21,046    585,050       0.0%
    MegaStudyEdu Co., Ltd.                                           4,919    180,707       0.0%
#*  Melfas, Inc.                                                   162,116    540,790       0.0%
#   META BIOMED Co., Ltd.                                          157,118    482,664       0.0%
#*  Mgame Corp.                                                    136,770    531,813       0.0%
#   Mi Chang Oil Industrial Co., Ltd.                                6,207    482,793       0.0%
#*  MiCo, Ltd.                                                     235,572    750,567       0.0%
#   Minwise Co., Ltd.                                               72,098  1,559,343       0.0%
    Mirae Asset Life Insurance Co., Ltd.                           691,596  3,615,282       0.1%
#*  Mirae Corp.                                                  2,226,388    473,311       0.0%
#   Miwon Chemicals Co., Ltd.                                        3,630    203,670       0.0%
*   Miwon Commercial Co., Ltd.                                         716    147,067       0.0%
#   Miwon Holdings Co., Ltd.                                         3,706    161,299       0.0%
#*  Miwon Specialty Chemical Co., Ltd.                              11,498    582,922       0.0%
#   MK Electron Co., Ltd.                                          135,468  1,338,782       0.0%
#*  MNTech Co., Ltd.                                               154,760    679,072       0.0%
#   Mobase Co., Ltd.                                               108,847    685,731       0.0%
#*  Moda, Inc.                                                     131,439    752,689       0.0%
#*  Moda-InnoChips Co., Ltd.                                        14,702    160,921       0.0%
    Modetour Network, Inc.                                         132,911  3,492,288       0.1%
#   Monalisa Co., Ltd.                                             108,874    479,407       0.0%
#   MonAmi Co., Ltd.                                               112,097    319,379       0.0%
#   Moorim P&P Co., Ltd.                                           196,736    737,864       0.0%
#*  Moorim Paper Co., Ltd.                                         149,278    333,437       0.0%
#   Motonic Corp.                                                   86,885    716,305       0.0%
#*  MPK Group, Inc.                                                151,072    177,319       0.0%
#   Muhak Co., Ltd.                                                122,263  1,983,994       0.1%
#   Multicampus Co, Ltd.                                            18,718    556,803       0.0%
#   Myungmoon Pharm Co., Ltd.                                      165,969    906,343       0.0%
#   Namhae Chemical Corp.                                          211,659  1,716,975       0.0%
#*  Namsun Aluminum Co., Ltd.                                      677,470    665,746       0.0%
#*  Namuga Co., Ltd.                                                 9,406    210,939       0.0%
    Namyang Dairy Products Co., Ltd.                                 2,928  1,716,267       0.0%
    Nasmedia Co., Ltd.                                              29,359  1,631,535       0.0%
#*  Naturalendo Tech Co., Ltd.                                      24,278    528,003       0.0%
#   NeoPharm Co., Ltd.                                              38,474  1,204,446       0.0%
#*  Neowiz                                                         136,646  1,429,328       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
SOUTH KOREA -- (Continued)
#*  NEOWIZ HOLDINGS Corp.                                         42,417 $  499,936       0.0%
#*  NEPES Corp.                                                  158,873  1,279,479       0.0%
#   Nexen Corp.                                                  257,315  1,872,508       0.0%
    Nexen Tire Corp.                                             255,124  2,927,764       0.1%
#*  Nexon GT Co., Ltd.                                           122,123  1,324,226       0.0%
#*  Next Entertainment World Co., Ltd.                           101,573    734,835       0.0%
#   Nexturn Co., Ltd.                                             55,102    743,394       0.0%
*   NHN BUGS Corp.                                                45,508    387,247       0.0%
#*  NHN Entertainment Corp.                                      107,792  6,607,451       0.1%
#*  NHN KCP Corp.                                                 93,431  1,469,536       0.0%
    NI Steel Co., Ltd.                                             6,100     18,983       0.0%
    NICE Holdings Co., Ltd.                                      131,395  1,864,462       0.0%
#   Nice Information & Telecommunication, Inc.                    47,343  1,018,785       0.0%
#   NICE Information Service Co., Ltd.                           272,052  2,076,571       0.1%
#   NICE Total Cash Management Co., Ltd.                         134,539  1,239,811       0.0%
#*  NK Co., Ltd.                                                 435,043    504,691       0.0%
#   Nong Shim Holdings Co., Ltd.                                  14,750  1,508,483       0.0%
#*  Nong Woo Bio Co., Ltd.                                        68,663    977,432       0.0%
#   Noroo Holdings Co., Ltd.                                      14,631    235,078       0.0%
    NOROO Paint & Coatings Co., Ltd.                              81,625    660,362       0.0%
    NPC                                                           66,771    359,108       0.0%
#   NS Shopping Co., Ltd.                                        145,658  1,957,392       0.1%
#*  Nuri Telecom Co., Ltd.                                        57,184    490,624       0.0%
#*  NUTRIBIOTECH Co., Ltd.                                        86,601  1,689,095       0.0%
#*  NUVOTEC Co., Ltd.                                            153,125    376,750       0.0%
#*  Omnisystem Co., Ltd.                                         306,179    655,027       0.0%
#   Openbase, Inc.                                               221,380    664,239       0.0%
#   Opto Device Technology Co., Ltd.                              83,155    523,721       0.0%
#*  OPTRON-TEC, Inc.                                             145,768    936,535       0.0%
#*  Orbitech Co., Ltd.                                           159,009    540,017       0.0%
#*  Orientbio, Inc.                                              446,032    462,101       0.0%
#   Orion Holdings Corp.                                          73,990  1,701,853       0.0%
*   Osstem Implant Co., Ltd.                                      90,651  5,824,791       0.1%
#*  Osung LST Co., Ltd.                                          618,744    340,841       0.0%
*   Paik Kwang Industrial Co., Ltd.                               58,799    142,899       0.0%
#*  Pan-Pacific Co., Ltd.                                        208,831    661,759       0.0%
#   Pang Rim Co., Ltd.                                            10,174    183,531       0.0%
#*  PaperCorea, Inc.                                             193,504    349,034       0.0%
#   Paradise Co., Ltd.                                           396,551  7,118,805       0.1%
    Partron Co., Ltd.                                            393,810  3,074,570       0.1%
#*  Paru Co., Ltd.                                               228,164    859,771       0.0%
#*  People & Technologies, Inc.                                   52,901    610,293       0.0%
#   PHARMA RESEARCH PRODUCTS Co., Ltd.                            41,159  1,642,578       0.0%
#*  Pharmicell Co., Ltd.                                          85,904    322,246       0.0%
#*  Phoenix Materials Co., Ltd.                                  340,119    293,086       0.0%
#   Pixelplus Co., Ltd.                                           29,482    272,567       0.0%
#*  PNE Solution Co., Ltd.                                        86,108    628,274       0.0%
#*  Pobis TNC Co., Ltd.                                          261,932    399,028       0.0%
    Poongsan Corp.                                               158,167  6,936,842       0.1%
    Poongsan Holdings Corp.                                       34,674  1,681,356       0.0%
#   POSCO Chemtech Co., Ltd.                                     172,510  4,323,244       0.1%
    POSCO Coated & Color Steel Co., Ltd.                          20,770    519,643       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                      PERCENTAGE
                                                                 SHARES   VALUE++   OF NET ASSETS**
                                                                 ------- ---------- ---------------
SOUTH KOREA -- (Continued)
#   Posco ICT Co., Ltd.                                          427,451 $2,685,509       0.1%
#   Posco M-Tech Co., Ltd.                                       153,695    332,661       0.0%
#*  Power Logics Co., Ltd.                                       232,551  1,030,274       0.0%
#*  Prostemics Co., Ltd.                                         138,631    513,511       0.0%
#   Protec Co., Ltd.                                              45,127    720,932       0.0%
#   PS TEC Co., Ltd.                                             105,727    510,515       0.0%
#   PSK, Inc.                                                    121,588  2,443,794       0.1%
#   Pulmuone Co., Ltd.                                             7,848    830,285       0.0%
#   Pyeong Hwa Automotive Co., Ltd.                              109,829  1,123,675       0.0%
#*  RaonSecure Co., Ltd.                                         206,900    495,792       0.0%
    Rayence Co., Ltd.                                             11,460    195,564       0.0%
#*  Redrover Co., Ltd.                                           314,062    954,945       0.0%
#   Reyon Pharmaceutical Co., Ltd.                                43,628  1,405,934       0.0%
#   RFsemi Technologies, Inc.                                     30,415    197,834       0.0%
#*  RFTech Co., Ltd.                                             166,961    782,043       0.0%
#   Robostar Co., Ltd.                                            51,380    780,031       0.0%
#   Rorze Systems Corp.                                           64,507    379,166       0.0%
#*  S Net Systems, Inc.                                          102,884    450,683       0.0%
#*  S&S Tech Corp.                                               132,790    507,524       0.0%
#*  S&T Corp.                                                     14,935    204,569       0.0%
*   S&T Dynamics Co., Ltd.                                       188,584  1,409,466       0.0%
    S&T Holdings Co., Ltd.                                        64,489    952,615       0.0%
#   S&T Motiv Co., Ltd.                                           82,892  3,378,922       0.1%
#*  S-Connect Co., Ltd.                                          422,477    853,621       0.0%
#   S-Energy Co., Ltd.                                            89,497    599,252       0.0%
#*  S-MAC Co., Ltd.                                              882,771    979,746       0.0%
#*  S.Y. Panel Co., Ltd.                                         100,279    601,802       0.0%
#   Sajo Industries Co., Ltd.                                     25,607  1,672,068       0.0%
#*  Sajodongaone Co., Ltd.                                       199,674    277,379       0.0%
*   SAJOHAEPYO Corp.                                                 574      5,510       0.0%
#   Sam Chun Dang Pharm Co., Ltd.                                128,414  1,496,560       0.0%
#*  SAM KANG M&T Co., Ltd.                                        75,787    372,596       0.0%
    Sam Young Electronics Co., Ltd.                               95,284  1,157,244       0.0%
#   Sam Yung Trading Co., Ltd.                                    82,857  1,320,637       0.0%
    Sam-A Pharm Co., Ltd.                                          4,439     62,217       0.0%
#   Sambo Motors Co., Ltd.                                        16,143     78,489       0.0%
    Samchully Co., Ltd.                                           21,899  2,003,794       0.1%
#   Samchuly Bicycle Co., Ltd.                                    67,299    511,595       0.0%
#   Samho Development Co., Ltd.                                  159,829    606,355       0.0%
#*  Samho International Co., Ltd.                                 46,386    676,278       0.0%
#   SAMHWA Paints Industrial Co., Ltd.                            80,791    556,719       0.0%
#   Samick Musical Instruments Co., Ltd.                         555,003    969,560       0.0%
#   Samick THK Co., Ltd.                                          84,001  1,349,953       0.0%
#*  Samji Electronics Co., Ltd.                                  104,626    720,281       0.0%
#*  Samjin LND Co., Ltd.                                          98,862    230,436       0.0%
    Samjin Pharmaceutical Co., Ltd.                               82,503  2,438,189       0.1%
#   Samkee Automotive Co., Ltd.                                  173,253    551,267       0.0%
#   Samkwang Glass                                                26,261  1,181,653       0.0%
    Sammok S-Form Co., Ltd.                                       80,813    941,427       0.0%
#*  SAMPYO Cement Co., Ltd.                                      226,765    629,560       0.0%
    Samsung Climate Control Co., Ltd.                              3,552     38,222       0.0%
#*  Samsung Pharmaceutical Co., Ltd.                              71,146    222,163       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                        PERCENTAGE
                                                                  SHARES    VALUE++   OF NET ASSETS**
                                                                 --------- ---------- ---------------
SOUTH KOREA -- (Continued)
#   SAMT Co., Ltd.                                                 453,527 $  835,292       0.0%
#   Samwha Capacitor Co., Ltd.                                      63,837  1,300,856       0.0%
#   Samyang Corp.                                                   26,958  2,334,192       0.1%
#   Samyang Foods Co., Ltd.                                         26,240  1,424,094       0.0%
    Samyang Holdings Corp.                                          31,442  2,537,357       0.1%
#   Samyang Tongsang Co., Ltd.                                      16,412    642,661       0.0%
*   Samyoung Chemical Co., Ltd.                                     36,713     37,387       0.0%
    Samyoung M-Tek Co., Ltd.                                        10,739     34,853       0.0%
#   Sang-A Frontec Co., Ltd.                                        60,793    752,593       0.0%
#*  Sangbo Corp.                                                   203,435    372,264       0.0%
    Sangsin Brake                                                   39,578    266,663       0.0%
#   SaraminHR Co, Ltd.                                              49,012    933,292       0.0%
#   Satrec Initiative Co., Ltd.                                     23,839    954,844       0.0%
#   SAVEZONE I&C Corp.                                             110,761    509,042       0.0%
#*  SBI Investment Korea Co., Ltd.                                 257,130    192,736       0.0%
    SBS Contents Hub Co., Ltd.                                      45,751    342,688       0.0%
    SBS Media Holdings Co., Ltd.                                   401,222  1,087,287       0.0%
#*  SBW                                                          1,093,979  1,309,656       0.0%
#*  SDN Co., Ltd.                                                  233,470    305,413       0.0%
    Seah Besteel Corp.                                             119,407  3,390,276       0.1%
#   SeAH Holdings Corp.                                              5,096    716,162       0.0%
    SeAH Steel Corp.                                                27,459  2,252,316       0.1%
#   Sebang Co., Ltd.                                                83,682  1,016,023       0.0%
    Sebang Global Battery Co., Ltd.                                 58,927  1,781,105       0.0%
    Sebo Manufacturing Engineer Corp.                               50,252    485,110       0.0%
*   Seegene, Inc.                                                   52,991  1,346,301       0.0%
#   Sejong Industrial Co., Ltd.                                     76,315    530,262       0.0%
*   Sejong Telecom, Inc.                                         2,602,096  1,319,552       0.0%
#   Sejoong Co., Ltd.                                               80,478    246,162       0.0%
#   Sekonix Co., Ltd.                                               76,604    917,314       0.0%
#*  Selvas AI, Inc.                                                111,896    354,531       0.0%
    Sempio Co.                                                       6,076    173,662       0.0%
#   Sempio Foods Co.                                                14,221    421,871       0.0%
#   Semyung Electric Machinery Co., Ltd.                             9,493     42,957       0.0%
#   Seobu T&D                                                      186,962  2,478,528       0.1%
#   Seohan Co., Ltd.                                               665,350  1,277,566       0.0%
#   Seohee Construction Co., Ltd.                                1,374,142  1,356,857       0.0%
#   Seondo Electric Co., Ltd.                                       91,667    265,466       0.0%
#   Seoul Auction Co., Ltd.                                         95,204    599,117       0.0%
#*  Seoul Electronics & Telecom                                    269,734    338,448       0.0%
#   Seoul Pharma Co., Ltd.                                          56,814    557,757       0.0%
    Seoul Semiconductor Co., Ltd.                                  304,747  7,480,278       0.1%
    Seoulin Bioscience Co., Ltd.                                    12,675    137,634       0.0%
    Seowon Co., Ltd.                                               169,363    165,560       0.0%
#   SEOWONINTECH Co., Ltd.                                          91,951    862,104       0.0%
#   Seoyon Co., Ltd.                                               112,588    806,374       0.0%
    Seoyon E-Hwa Co., Ltd.                                          69,305    743,212       0.0%
#*  Sewon Cellontech Co., Ltd.                                     413,385    840,658       0.0%
    Sewon Precision Industry Co., Ltd.                              27,742    423,259       0.0%
#   SEWOONMEDICAL Co., Ltd.                                        179,369    554,036       0.0%
#   SFA Engineering Corp.                                          107,646  3,918,986       0.1%
*   SFA Semicon Co, Ltd.                                           632,106  1,417,887       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                        PERCENTAGE
                                                                  SHARES    VALUE++   OF NET ASSETS**
                                                                 --------- ---------- ---------------
SOUTH KOREA -- (Continued)
#*  SFC Co., Ltd.                                                  159,821 $  408,496       0.0%
#*  SG Corp.                                                     1,029,814    910,923       0.0%
#*  SG&G Corp.                                                     183,445    496,886       0.0%
#*  SGA Co., Ltd.                                                  659,121    527,759       0.0%
#   SH Energy & Chemical Co., Ltd.                                 739,431    987,206       0.0%
#*  Shin Poong Pharmaceutical Co., Ltd.                            286,037  1,562,879       0.0%
#   Shinil Industrial Co., Ltd.                                    573,704    715,050       0.0%
#   Shinsegae Engineering & Construction Co., Ltd.                  22,925    576,023       0.0%
#   Shinsegae Food Co., Ltd.                                        17,956  2,156,990       0.1%
#   Shinsegae Information & Communication Co., Ltd.                  9,260    636,808       0.0%
#   Shinsegae International, Inc.                                   25,637  1,414,977       0.0%
#*  Shinsung E&G Energy Co., Ltd.                                1,034,116  1,629,338       0.0%
#*  Shinsung Tongsang Co., Ltd.                                    518,762    454,591       0.0%
#   Shinwha Intertek Corp.                                         252,278    598,983       0.0%
#*  Shinwon Construction Co., Ltd.                                 102,422    596,001       0.0%
#*  Shinwon Corp.                                                  352,571    609,340       0.0%
#   Shinyoung Securities Co., Ltd.                                  32,578  1,727,962       0.0%
#   SHOWBOX Corp.                                                  272,250  1,343,038       0.0%
*   Signetics Corp.                                                465,872    590,736       0.0%
*   SIGONG TECH Co., Ltd.                                           91,546    556,164       0.0%
#   Silicon Works Co., Ltd.                                         89,032  3,574,155       0.1%
#   Silla Co., Ltd.                                                 50,418    690,997       0.0%
#   SIMMTECH Co., Ltd.                                             121,212  1,289,014       0.0%
#*  SIMMTECH HOLDINGS Co., Ltd.                                    126,986    306,349       0.0%
    SIMPAC, Inc.                                                   117,344    455,808       0.0%
    Sindoh Co., Ltd.                                                36,184  2,035,347       0.1%
#*  Sinjin SM Co., Ltd.                                              4,208     27,755       0.0%
#   SJM Co., Ltd.                                                   34,349    160,388       0.0%
#   SK Bioland Co., Ltd.                                            88,968  1,553,418       0.0%
#   SK D&D Co., Ltd.                                                53,569  1,441,065       0.0%
    SK Gas, Ltd.                                                    35,074  2,929,949       0.1%
#*  SK Securities Co., Ltd.                                      3,688,769  4,102,821       0.1%
    SKC Co., Ltd.                                                  179,314  6,370,348       0.1%
#*  SKC Solmics Co., Ltd.                                          223,189  1,046,791       0.0%
    SKCKOLONPI, Inc.                                               112,448  3,537,201       0.1%
#*  Skin n Skin Co., Ltd.                                          486,845    565,010       0.0%
    SL Corp.                                                       107,299  2,198,690       0.1%
#*  SM Culture & Contents Co., Ltd.                                317,682    854,617       0.0%
#*  SM Entertainment Co.                                           173,695  5,161,898       0.1%
#*  SMARK Co., Ltd.                                                747,231    665,383       0.0%
#   SMEC Co., Ltd.                                                 216,193    712,980       0.0%
#*  SNTEK Co., Ltd.                                                  5,937     35,650       0.0%
#*  SNU Precision Co., Ltd.                                        165,332    629,627       0.0%
#*  Solborn, Inc.                                                  137,586    602,197       0.0%
*   Solco Biomedical Co., Ltd.                                     604,561    345,379       0.0%
#*  Solid, Inc.                                                    189,405    450,609       0.0%
#   Songwon Industrial Co., Ltd.                                   137,771  2,646,962       0.1%
#*  Sonokong Co., Ltd.                                             143,503    449,908       0.0%
#   Soosan Heavy Industries Co., Ltd.                              206,213    281,796       0.0%
#   Soulbrain Co., Ltd.                                             98,004  6,029,005       0.1%
    SPC Samlip Co., Ltd.                                            10,121  1,242,964       0.0%
*   Spero Global Co., Ltd.                                          74,501    136,520       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                        PERCENTAGE
                                                                  SHARES    VALUE++   OF NET ASSETS**
                                                                 --------- ---------- ---------------
SOUTH KOREA -- (Continued)
#   SPG Co., Ltd.                                                  135,956 $  665,158       0.0%
#   Spigen Korea Co., Ltd.                                          23,823    926,369       0.0%
    Ssangyong Cement Industrial Co., Ltd.                          113,105  1,636,334       0.0%
*   Ssangyong Motor Co.                                            309,809  1,455,447       0.0%
    Suheung Co., Ltd.                                               59,398  1,774,956       0.0%
#   Sun Kwang Co., Ltd.                                             21,996    392,777       0.0%
#   Sunchang Corp.                                                  58,177    413,784       0.0%
#*  SundayToz Corp.                                                 46,655    887,122       0.0%
    Sung Bo Chemicals Co., Ltd.                                     89,031    492,012       0.0%
#   Sung Kwang Bend Co., Ltd.                                      191,121  1,695,383       0.0%
#   Sungchang Enterprise Holdings, Ltd.                            521,155  1,277,430       0.0%
#   Sungdo Engineering & Construction Co., Ltd.                    100,287    592,082       0.0%
#*  Sungshin Cement Co., Ltd.                                      156,234    747,917       0.0%
    Sungwoo Hitech Co., Ltd.                                       340,671  2,040,987       0.1%
#   Sunjin Co., Ltd.                                                74,132  1,025,728       0.0%
#*  Suprema HQ, Inc.                                                36,612    197,124       0.0%
#*  Suprema, Inc.                                                   40,485    884,130       0.0%
#*  Synopex, Inc.                                                  525,038  1,490,626       0.0%
#   Systems Technology, Inc.                                        77,972  1,274,538       0.0%
#*  T'way Holdings, Inc.                                           280,509    935,881       0.0%
    Tae Kyung Industrial Co., Ltd.                                  39,841    184,153       0.0%
    Taekwang Industrial Co., Ltd.                                    3,147  3,205,460       0.1%
#*  Taewoong Co., Ltd.                                              96,535  1,541,492       0.0%
*   Taeyoung Engineering & Construction Co., Ltd.                  356,998  2,735,528       0.1%
#*  Taihan Electric Wire Co., Ltd.                                 210,504    238,827       0.0%
#*  Taihan Fiberoptics Co., Ltd.                                   289,574    899,516       0.0%
*   Taihan Textile Co., Ltd.                                         1,248     97,984       0.0%
#   Tailim Packaging Co., Ltd.                                      82,439    169,240       0.0%
#*  TBH Global Co., Ltd.                                           131,229  1,030,934       0.0%
#   TechWing, Inc.                                                 107,408  1,601,319       0.0%
    Telechips, Inc.                                                  1,235     11,372       0.0%
#*  Tellus Co., Ltd.                                               171,971    309,614       0.0%
#   Tera Semicon Co., Ltd.                                          72,779  1,920,328       0.0%
    TES Co., Ltd.                                                  110,645  3,421,217       0.1%
#*  Tesna Co., Ltd.                                                 46,344    589,508       0.0%
#*  Texcell-NetCom Co., Ltd.                                       277,671  2,482,250       0.1%
#*  Theragen Etex Co., Ltd.                                         42,112    234,260       0.0%
#*  Thinkware Systems Corp.                                         71,761    670,076       0.0%
#*  TK Chemical Corp.                                              543,229    983,688       0.0%
    TK Corp.                                                       143,769  1,290,397       0.0%
#   TLI, Inc.                                                       23,474    107,576       0.0%
#   TOBESOFT Co., Ltd.                                             103,353    551,034       0.0%
    Tokai Carbon Korea Co., Ltd.                                    40,094  1,864,953       0.0%
#   Tong Yang Moolsan Co., Ltd.                                    438,988    680,088       0.0%
    Tongyang Life Insurance Co., Ltd.                               65,455    517,137       0.0%
    Tongyang pile, Inc.                                              3,387     16,478       0.0%
#   Tongyang, Inc.                                               1,569,288  2,732,995       0.1%
#   Tonymoly Co., Ltd.                                              53,842  1,021,814       0.0%
#   Top Engineering Co., Ltd.                                       93,464    581,739       0.0%
#   Toptec Co., Ltd.                                               159,397  4,010,364       0.1%
#   Tovis Co., Ltd.                                                131,103    948,492       0.0%
#*  Trais Co., Ltd.                                                 24,456     36,023       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                        PERCENTAGE
                                                                  SHARES    VALUE++   OF NET ASSETS**
                                                                 --------- ---------- ---------------
SOUTH KOREA -- (Continued)
    TS Corp.                                                        29,218 $  678,365       0.0%
#   UBCare Co., Ltd.                                               195,810    615,720       0.0%
#   Ubiquoss Holdings, Inc.                                         93,359    574,458       0.0%
#*  Ubiquoss, Inc.                                                  23,646    347,682       0.0%
#*  Ubivelox, Inc.                                                  25,329    208,114       0.0%
#*  Ugint Co., Ltd.                                                555,301    629,984       0.0%
#   UIL Co., Ltd.                                                  100,293    660,115       0.0%
#   Uju Electronics Co., Ltd.                                       57,758    719,828       0.0%
    Unid Co., Ltd.                                                  45,001  1,859,563       0.0%
#   Union Materials Corp.                                          170,937    371,265       0.0%
#   Union Semiconductor Equipment & Materials Co., Ltd.            202,613  1,204,586       0.0%
#   Uniquest Corp.                                                 116,456    741,288       0.0%
#*  Unison Co., Ltd.                                               344,361  1,098,532       0.0%
#   UniTest, Inc.                                                  138,797  1,441,075       0.0%
    Value Added Technologies Co., Ltd.                              71,764  1,869,203       0.0%
#   Very Good Leisure Co., Ltd.                                     25,853    269,156       0.0%
    Vessel Co., Ltd.                                                58,246    361,342       0.0%
#   Viatron Technologies, Inc.                                      82,430  1,491,972       0.0%
*   Vidente Co., Ltd.                                               84,403    641,820       0.0%
#   Vieworks Co., Ltd.                                              62,880  2,140,327       0.1%
#   Visang Education, Inc.                                          56,882    599,601       0.0%
#*  Vitzrocell Co., Ltd.                                            80,528    781,668       0.0%
#*  W Holding Co., Ltd.                                            499,901    264,154       0.0%
*   Webzen, Inc.                                                   127,638  3,193,299       0.1%
#*  Welcron Co., Ltd.                                              189,702    521,154       0.0%
    WeMade Entertainment Co., Ltd.                                  74,204  2,427,728       0.1%
    Whanin Pharmaceutical Co., Ltd.                                120,322  2,235,560       0.1%
#*  WillBes & Co. (The)                                            423,575    655,581       0.0%
#   Winix, Inc.                                                     60,058    596,036       0.0%
#*  Winnova Co., Ltd.                                              436,462    113,951       0.0%
#   Wins Co., Ltd.                                                  68,892    710,202       0.0%
#   WiSoL Co., Ltd.                                                171,455  2,090,795       0.1%
#*  WIZIT Co., Ltd.                                                590,043    666,819       0.0%
#*  WONIK CUBE Corp.                                                16,809     32,944       0.0%
*   Wonik Holdings Co., Ltd.                                       302,482  2,043,557       0.1%
#*  WONIK IPS Co., Ltd.                                            205,994  6,690,175       0.1%
#*  Wonik Materials Co., Ltd.                                       27,590  1,701,246       0.0%
#*  Wonik QnC Corp.                                                145,417  1,515,729       0.0%
#*  Woojin Plaimm Co., Ltd.                                         11,392    101,506       0.0%
    Woojin, Inc.                                                     2,070     10,848       0.0%
#*  Woongjin Co., Ltd.                                             415,291    857,951       0.0%
#*  Woongjin Energy Co., Ltd.                                      138,987    978,199       0.0%
*   Woongjin Thinkbig Co., Ltd.                                    217,960  1,346,568       0.0%
#*  Woori Investment Bank Co., Ltd.                              2,356,161  1,170,994       0.0%
#*  Woori Technology, Inc.                                         485,786    250,371       0.0%
#*  Wooridul Pharmaceutical, Ltd.                                  110,993    897,429       0.0%
#   Woory Industrial Co., Ltd.                                      44,126  1,408,161       0.0%
#   Wooshin Systems Co., Ltd.                                       87,771    677,313       0.0%
#   Woosu AMS Co., Ltd.                                            139,479    319,043       0.0%
#   WooSung Feed Co., Ltd.                                         171,724    478,225       0.0%
#   Y G-1 Co., Ltd.                                                107,770  1,347,675       0.0%
#*  YD Online Corp.                                                176,941    689,886       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                            PERCENTAGE
                                                                  SHARES      VALUE++     OF NET ASSETS**
                                                                 --------- -------------- ---------------
SOUTH KOREA -- (Continued)
#*  YeaRimDang Publishing Co., Ltd.                                114,015 $    1,011,447       0.0%
#   Yeong Hwa Metal Co., Ltd.                                      195,869        260,814       0.0%
#   YES24 Co., Ltd.                                                 60,891        302,453       0.0%
    YESCO Co., Ltd.                                                 20,954        710,613       0.0%
#   YG Entertainment, Inc.                                          93,654      2,501,851       0.1%
#*  YG Plus                                                         60,153        122,624       0.0%
#*  YJM Games Co., Ltd.                                            291,105        800,126       0.0%
#   YMC Co., Ltd.                                                   53,744      1,054,410       0.0%
#   Yong Pyong Resort Co., Ltd.                                    146,919      1,687,071       0.0%
#*  Yonwoo Co., Ltd.                                                30,633        872,920       0.0%
#   Yoosung Enterprise Co., Ltd.                                   149,937        497,231       0.0%
#   YooSung T&S Co., Ltd.                                          106,473        403,334       0.0%
    Youlchon Chemical Co., Ltd.                                     86,600      1,287,350       0.0%
#   Young Heung Iron & Steel Co., Ltd.                             267,579        301,021       0.0%
#   Young Poong Precision Corp.                                     90,134        730,254       0.0%
    Youngone Holdings Co., Ltd.                                     38,622      1,930,670       0.0%
#*  YoungWoo DSP Co., Ltd.                                          81,550        479,908       0.0%
    YTN Co., Ltd.                                                   73,837        144,010       0.0%
*   Yuanta Securities Korea Co., Ltd.                              877,499      2,648,229       0.1%
#   YuHwa Securities Co., Ltd.                                      16,910        266,554       0.0%
#*  Yuyang DNU Co., Ltd.                                           155,941        690,767       0.0%
#   Zeus Co., Ltd.                                                  56,787        849,939       0.0%
#*  Zungwon En-Sys, Inc.                                            86,136        171,172       0.0%
                                                                           --------------      ----
TOTAL SOUTH KOREA                                                           1,092,923,395      15.1%
                                                                           --------------      ----
TAIWAN -- (16.2%)
#   104 Corp.                                                       12,000         60,508       0.0%
#   A-DATA Technology Co., Ltd.                                  1,531,879      4,463,143       0.1%
    Ability Enterprise Co., Ltd.                                 1,844,293      1,283,955       0.0%
#   Ability Opto-Electronics Technology Co., Ltd.                  194,000        476,941       0.0%
#   AcBel Polytech, Inc.                                         3,384,599      2,576,687       0.1%
    Accton Technology Corp.                                         73,763        237,844       0.0%
    ACES Electronic Co., Ltd.                                      739,000        667,763       0.0%
#   Acter Co., Ltd.                                                264,000      1,567,512       0.0%
*   Action Electronics Co., Ltd.                                 1,465,000        335,450       0.0%
    Actron Technology Corp.                                        486,150      1,790,255       0.0%
    Addcn Technology Co., Ltd.                                     101,299        917,751       0.0%
#   Adlink Technology, Inc.                                        913,031      2,084,158       0.0%
#   Advanced Ceramic X Corp.                                       297,000      3,261,076       0.1%
    Advanced Connectek, Inc.                                     1,305,000        398,218       0.0%
    Advanced International Multitech Co., Ltd.                     898,000      1,113,577       0.0%
*   Advanced Lithium Electrochemistry Cayman Co., Ltd.             481,000        434,248       0.0%
#   Advanced Optoelectronic Technology, Inc.                       581,000        678,909       0.0%
#   Advanced Wireless Semiconductor Co.                          1,076,000      2,156,292       0.0%
#   Advancetek Enterprise Co., Ltd.                              1,153,519        695,966       0.0%
    Aerospace Industrial Development Corp.                         414,000        469,601       0.0%
#*  AGV Products Corp.                                           3,358,433        838,687       0.0%
    AimCore Technology Co., Ltd.                                   324,551        263,738       0.0%
    Airmate Cayman International Co., Ltd.                         150,000        140,621       0.0%
#*  Alchip Technologies, Ltd.                                      362,000      1,408,735       0.0%
#   Alcor Micro Corp.                                              312,000        228,760       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                         PERCENTAGE
                                                                   SHARES    VALUE++   OF NET ASSETS**
                                                                 ---------- ---------- ---------------
TAIWAN -- (Continued)
#*  ALI Corp.                                                     2,195,000 $1,391,429       0.0%
#   All Ring Tech Co., Ltd.                                         451,000  1,123,578       0.0%
    Allis Electric Co., Ltd.                                         54,000     19,701       0.0%
#   Alltek Technology Corp.                                         785,647    549,973       0.0%
#   Alltop Technology Co., Ltd.                                     429,000  1,215,189       0.0%
#   Alpha Networks, Inc.                                          2,170,386  1,687,030       0.0%
#   Altek Corp.                                                   2,030,945  1,965,342       0.0%
    Amazing Microelectronic Corp.                                   353,560  1,045,156       0.0%
    Ambassador Hotel (The)                                        1,685,000  1,284,716       0.0%
#   AMICCOM Electronics Corp.                                       351,000    513,062       0.0%
    Ampire Co., Ltd.                                                551,000    320,729       0.0%
#   AMPOC Far-East Co., Ltd.                                        646,444    565,975       0.0%
#   AmTRAN Technology Co., Ltd.                                   5,921,951  3,036,136       0.1%
#   Anpec Electronics Corp.                                         658,590  1,117,994       0.0%
#   AP Memory Technology Corp.                                      249,000    611,651       0.0%
#   Apacer Technology, Inc.                                         654,325    856,189       0.0%
#   APAQ Technology Co., Ltd.                                       381,000    542,970       0.0%
#   APCB, Inc.                                                      920,000    909,747       0.0%
#   Apex Biotechnology Corp.                                        728,483    797,331       0.0%
#   Apex International Co., Ltd.                                    950,880    673,304       0.0%
#   Apex Medical Corp.                                              477,500    487,140       0.0%
#   Apex Science & Engineering                                    1,046,132    293,821       0.0%
#   Apogee Optocom Co., Ltd.(BD02KQ2)                                78,000    241,522       0.0%
    Apogee Optocom Co., Ltd.()                                        2,218        971       0.0%
#   Arcadyan Technology Corp.                                     1,033,718  1,627,756       0.0%
    Ardentec Corp.                                                2,939,274  2,785,953       0.1%
#   Asia Optical Co., Inc.                                        1,615,000  6,597,481       0.1%
    Asia Plastic Recycling Holding, Ltd.                          1,694,774    722,456       0.0%
#   Asia Polymer Corp.                                            2,591,806  1,612,027       0.0%
    Asia Tech Image, Inc.                                           305,000    491,293       0.0%
    Asia Vital Components Co., Ltd.                               2,330,058  2,211,349       0.0%
#   ASMedia Technology, Inc.                                        170,424  1,911,277       0.0%
#   ASPEED Technology, Inc.                                         157,599  3,649,255       0.1%
#   ASROCK, Inc.                                                    250,000    679,485       0.0%
    Aten International Co., Ltd.                                    628,479  1,609,698       0.0%
    Audix Corp.                                                     614,600    910,226       0.0%
#   AURAS Technology Co., Ltd.                                      474,148  1,255,436       0.0%
#   Aurona Industries, Inc.                                         418,000    382,659       0.0%
#   Aurora Corp.                                                    504,349  1,518,830       0.0%
#   Avalue Technology, Inc.                                         276,000    460,445       0.0%
    Avermedia Technologies                                        1,345,446    582,556       0.0%
*   Avision, Inc.                                                   437,000     99,088       0.0%
    AVY Precision Technology, Inc.                                  521,668    858,571       0.0%
#   Awea Mechantronic Co., Ltd.                                     273,210    296,364       0.0%
#   Axiomtek Co., Ltd.                                              398,000    681,354       0.0%
    Bank of Kaohsiung Co., Ltd.                                   3,022,079    925,944       0.0%
#   Basso Industry Corp.                                            885,900  2,448,917       0.1%
#*  BenQ Materials Corp.                                          1,332,000    870,504       0.0%
    BES Engineering Corp.                                        10,877,750  2,494,247       0.1%
#   Bin Chuan Enterprise Co., Ltd.                                  494,000    631,352       0.0%
#*  Bionet Corp.                                                    132,000    122,149       0.0%
#   Bionime Corp.                                                   186,000    332,329       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                         PERCENTAGE
                                                                   SHARES    VALUE++   OF NET ASSETS**
                                                                 ---------- ---------- ---------------
TAIWAN -- (Continued)
#*  Biostar Microtech International Corp.                         1,147,975 $  554,175       0.0%
#   Bioteque Corp.                                                  409,308  1,215,161       0.0%
#   Bizlink Holding, Inc.                                           827,954  8,303,699       0.1%
#   Boardtek Electronics Corp.                                      893,000    770,142       0.0%
#   Bon Fame Co., Ltd.                                              142,000    378,844       0.0%
#   Bothhand Enterprise, Inc.                                       388,000    880,209       0.0%
#   Bright Led Electronics Corp.                                    786,520    448,905       0.0%
#   Brighton-Best International Taiwan, Inc.                        183,000    145,029       0.0%
#   Browave Corp.                                                   479,000    629,399       0.0%
#   C Sun Manufacturing, Ltd.                                       921,221    876,349       0.0%
    C-Media Electronics, Inc.                                        69,000     56,138       0.0%
#*  Calin Technology Co., Ltd.                                      112,971    186,358       0.0%
#   Cameo Communications, Inc.                                    1,619,818    448,002       0.0%
#   Capital Futures Corp.                                           665,039  1,025,493       0.0%
#   Capital Securities Corp.                                     13,512,142  4,684,118       0.1%
#   Career Technology MFG. Co., Ltd.                              2,447,000  2,854,646       0.1%
*   Carnival Industrial Corp.                                     1,419,000    227,470       0.0%
#   Casetek Holdings, Ltd.                                        1,032,000  3,869,898       0.1%
    Cathay Chemical Works                                            30,000     16,610       0.0%
    Cathay Real Estate Development Co., Ltd.                      4,430,700  2,476,235       0.1%
#   Cayman Engley Industrial Co., Ltd.                              186,000  1,052,371       0.0%
#   Celxpert Energy Corp.                                           530,000    803,248       0.0%
#*  Center Laboratories, Inc.                                     1,241,600  1,981,808       0.0%
    Central Reinsurance Co., Ltd.                                   919,410    478,754       0.0%
#   Chain Chon Industrial Co., Ltd.                                 968,000    605,459       0.0%
    ChainQui Construction Development Co., Ltd.                     379,083    262,673       0.0%
#*  Champion Building Materials Co., Ltd.                         2,334,851    595,418       0.0%
    Champion Microelectronic Corp.                                  283,206    491,215       0.0%
    Chang Wah Electromaterials, Inc.                                223,905  1,047,482       0.0%
#   Chang Wah Technology Co., Ltd.                                   57,000    790,340       0.0%
#   Channel Well Technology Co., Ltd.                             1,124,000  1,275,381       0.0%
#   Chant Sincere Co., Ltd.                                         387,000    426,909       0.0%
#   Charoen Pokphand Enterprise                                   1,319,985  2,788,994       0.1%
#   Chaun-Choung Technology Corp.                                   457,000  1,523,974       0.0%
#   CHC Healthcare Group                                            455,000    563,011       0.0%
    CHC Resources Corp.                                             429,348    777,268       0.0%
#   Chen Full International Co., Ltd.                               661,000  1,060,591       0.0%
#   Chenbro Micom Co., Ltd.                                         417,000    689,751       0.0%
#   Cheng Loong Corp.                                             5,698,383  3,336,442       0.1%
    Cheng Uei Precision Industry Co., Ltd.                        3,100,331  5,044,976       0.1%
#   Chenming Mold Industry Corp.                                    757,437    485,765       0.0%
#   Chia Chang Co., Ltd.                                            878,000    699,424       0.0%
#   Chia Hsin Cement Corp.                                        2,527,121  1,014,634       0.0%
    Chian Hsing Forging Industrial Co., Ltd.                        263,000    706,431       0.0%
    Chicony Power Technology Co., Ltd.                            1,024,721  2,234,713       0.0%
#   Chien Kuo Construction Co., Ltd.                              1,625,312    603,824       0.0%
#   Chilisin Electronics Corp.                                    1,098,173  3,753,526       0.1%
#   Chime Ball Technology Co., Ltd.                                 133,840    301,578       0.0%
#*  Chimei Materials Technology Corp.                             3,630,900  1,656,123       0.0%
#   Chin-Poon Industrial Co., Ltd.                                2,542,207  5,305,683       0.1%
#   China Bills Finance Corp.                                     4,852,000  2,437,289       0.1%
    China Chemical & Pharmaceutical Co., Ltd.                     1,897,000  1,126,007       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                         PERCENTAGE
                                                                   SHARES    VALUE++   OF NET ASSETS**
                                                                 ---------- ---------- ---------------
TAIWAN -- (Continued)
#   China Ecotek Corp.                                              200,000 $  270,567       0.0%
*   China Electric Manufacturing Corp.                            1,969,900    618,164       0.0%
    China General Plastics Corp.                                  3,041,341  2,851,111       0.1%
#   China Glaze Co., Ltd.                                           507,002    215,282       0.0%
#   China Man-Made Fiber Corp.                                    7,685,972  2,239,125       0.1%
    China Metal Products                                          1,882,603  1,731,637       0.0%
#*  China Petrochemical Development Corp.                        17,473,000  7,797,816       0.1%
#   China Steel Chemical Corp.                                    1,093,554  4,369,785       0.1%
    China Steel Structure Co., Ltd.                                 603,000    390,954       0.0%
    China Synthetic Rubber Corp.                                  4,103,751  5,718,519       0.1%
#   China Wire & Cable Co., Ltd.                                    716,160    641,243       0.0%
#   Chinese Maritime Transport, Ltd.                                847,594    795,225       0.0%
*   Ching Feng Home Fashions Co., Ltd.                              236,000    199,400       0.0%
    Chipbond Technology Corp.                                     4,640,000  9,055,658       0.1%
#   ChipMOS TECHNOLOGIES, Inc.                                    1,535,000  1,530,996       0.0%
#   ChipMOS TECHNOLOGIES, Inc. ADR                                    6,040    120,800       0.0%
#   Chlitina Holding, Ltd.                                          371,000  1,341,372       0.0%
#   Chong Hong Construction Co., Ltd.                             1,282,666  3,136,316       0.1%
#   Chroma ATE, Inc.                                              1,973,821  9,626,240       0.2%
    Chun YU Works & Co., Ltd.                                     1,382,000    655,081       0.0%
    Chun Yuan Steel                                               2,480,529    929,754       0.0%
#*  Chung Hung Steel Corp.                                        7,466,979  2,862,134       0.1%
    Chung Hwa Food Industrial Co., Ltd.                              96,850    205,546       0.0%
#   Chung Hwa Pulp Corp.                                          3,179,405  1,128,734       0.0%
#   Chung-Hsin Electric & Machinery Manufacturing Corp.           2,921,375  2,039,658       0.0%
    Chunghwa Chemical Synthesis & Biotech Co., Ltd.                 165,000    119,848       0.0%
*   Chunghwa Picture Tubes, Ltd.                                 14,410,000  1,323,746       0.0%
#   Chyang Sheng Dyeing & Finishing Co., Ltd.                     1,043,000    928,062       0.0%
    Cleanaway Co., Ltd.                                             540,000  3,108,183       0.1%
    Clevo Co.                                                     3,588,200  3,692,601       0.1%
*   CMC Magnetics Corp.                                          15,197,566  2,254,696       0.1%
#*  Co-Tech Development Corp.                                     1,202,533  1,787,543       0.0%
#*  CoAsia Microelectronics Corp.                                   803,397    414,851       0.0%
#   Coland Holdings, Ltd.                                           343,000    394,186       0.0%
    Collins Co., Ltd.                                               562,431    207,115       0.0%
    Compeq Manufacturing Co., Ltd.                                7,469,000  8,788,182       0.1%
    Compucase Enterprise                                            527,000    703,508       0.0%
    Concord Securities Co., Ltd.                                  3,390,000    946,606       0.0%
#   Concraft Holding Co., Ltd.                                      267,000  3,215,812       0.1%
#   Continental Holdings Corp.                                    3,306,320  1,583,995       0.0%
#   Contrel Technology Co., Ltd.                                    916,000    477,347       0.0%
#   Coremax Corp.                                                   321,000  1,358,655       0.0%
    Coretronic Corp.                                              3,220,200  3,856,524       0.1%
    Cowealth Medical Holding Co., Ltd.                               95,000    137,218       0.0%
    Coxon Precise Industrial Co., Ltd.                              820,000    733,030       0.0%
#   Creative Sensor, Inc.                                           714,000    616,974       0.0%
#   Crown Bioscience International                                  383,000    513,708       0.0%
#*  CSBC Corp. Taiwan                                             3,412,610  1,459,697       0.0%
    CTCI Corp.                                                      142,000    220,150       0.0%
#   Cub Elecparts, Inc.                                             365,482  3,608,595       0.1%
#   CviLux Corp.                                                    546,040    594,970       0.0%
#   CX Technology Co., Ltd.                                         391,755    381,038       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
TAIWAN -- (Continued)
#   Cyberlink Corp.                                                539,697 $ 1,193,752       0.0%
#   CyberPower Systems, Inc.                                       275,000   1,048,874       0.0%
#   CyberTAN Technology, Inc.                                    2,254,779   1,380,560       0.0%
#   Cypress Technology Co., Ltd.                                   271,700   1,113,317       0.0%
#   D-Link Corp.                                                 5,120,668   1,921,568       0.0%
#   DA CIN Construction Co., Ltd.                                1,156,711     688,522       0.0%
#   Da-Li Development Co., Ltd.                                  1,146,032   1,273,177       0.0%
#   Dadi Early-Childhood Education Group, Ltd.                      55,956     329,280       0.0%
    Dah Fung CATV Co., Ltd.                                        493,870     564,969       0.0%
*   Danen Technology Corp.                                       2,682,000     680,934       0.0%
    Darfon Electronics Corp.                                     1,769,550   1,555,719       0.0%
    Darwin Precisions Corp.                                      2,503,635   2,711,352       0.1%
    Davicom Semiconductor, Inc.                                    583,888     494,101       0.0%
    Daxin Materials Corp.                                          334,000     545,090       0.0%
#   De Licacy Industrial Co.                                     2,054,407   1,744,267       0.0%
#   Delpha Construction Co., Ltd.                                  732,931     331,838       0.0%
    Depo Auto Parts Ind Co., Ltd.                                  716,000   1,913,928       0.0%
    DFI, Inc.                                                      514,524   1,092,060       0.0%
    Dimerco Data System Corp.                                       81,000      95,492       0.0%
#   Dimerco Express Corp.                                          799,000     591,961       0.0%
    Dr Wu Skincare Co., Ltd.                                        14,000      62,682       0.0%
#   Draytek Corp.                                                  318,000     306,033       0.0%
    Dyaco International, Inc.                                       35,000      47,589       0.0%
#   Dynacolor, Inc.                                                306,000     371,368       0.0%
*   Dynamic Electronics Co., Ltd.                                1,961,321     761,340       0.0%
#   Dynapack International Technology Corp.                      1,101,000   1,869,635       0.0%
    E Ink Holdings, Inc.                                         1,541,000   2,152,459       0.0%
#   E-Lead Electronic Co., Ltd.                                    507,942     510,471       0.0%
    E-LIFE MALL Corp.                                              477,000     996,461       0.0%
*   E-Ton Solar Tech Co., Ltd.                                   2,834,209     928,451       0.0%
*   Eastern Media International Corp.                            4,370,889   1,263,635       0.0%
#   ECOVE Environment Corp.                                        198,000   1,096,412       0.0%
    Edimax Technology Co., Ltd.                                  1,369,108     470,196       0.0%
*   Edison Opto Corp.                                              810,000     419,272       0.0%
#   Edom Technology Co., Ltd.                                    1,229,968     640,669       0.0%
    eGalax_eMPIA Technology, Inc.                                  397,131     661,747       0.0%
#*  Egis Technology, Inc.                                           75,000     562,526       0.0%
#   Elan Microelectronics Corp.                                  2,837,715   4,358,067       0.1%
#*  Electric Power Technology, Ltd.                                141,000     171,536       0.0%
#   Elite Advanced Laser Corp.                                     903,024   3,672,425       0.1%
#   Elite Material Co., Ltd.                                       691,350   2,753,267       0.1%
#   Elite Semiconductor Memory Technology, Inc.                  1,994,200   3,290,998       0.1%
*   Elitegroup Computer Systems Co., Ltd.                        2,412,254   1,888,950       0.0%
    eMemory Technology, Inc.                                       511,000   6,263,937       0.1%
#   Emerging Display Technologies Corp.                            748,000     248,172       0.0%
    ENG Electric Co., Ltd.                                       1,207,923     488,857       0.0%
#   Ennoconn Corp.                                                 325,972   4,643,112       0.1%
#   EnTie Commercial Bank Co., Ltd.                              2,226,603     934,320       0.0%
#*  Epileds Technologies, Inc.                                     171,000     120,308       0.0%
#*  Epistar Corp.                                                7,530,000  12,203,016       0.2%
    Eslite Spectrum Corp. (The)                                     65,000     297,487       0.0%
#   Eson Precision Ind. Co., Ltd.                                  538,000     954,111       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                         PERCENTAGE
                                                                   SHARES    VALUE++   OF NET ASSETS**
                                                                 ---------- ---------- ---------------
TAIWAN -- (Continued)
#   Eternal Materials Co., Ltd.                                   4,344,398 $4,387,033       0.1%
*   Etron Technology, Inc.                                        3,017,000  1,677,996       0.0%
#   Eurocharm Holdings Co., Ltd.                                    201,000    623,409       0.0%
#   Everest Textile Co., Ltd.                                     2,901,664  1,419,273       0.0%
    Evergreen International Storage & Transport Corp.             3,744,000  1,738,363       0.0%
#   Everlight Chemical Industrial Corp.                           3,474,606  2,177,996       0.0%
#   Everlight Electronics Co., Ltd.                               2,909,000  4,444,107       0.1%
#   Everspring Industry Co., Ltd.                                 1,024,000    412,799       0.0%
#   Excelsior Medical Co., Ltd.                                     633,217    943,852       0.0%
#   EZconn Corp.                                                    299,000    417,874       0.0%
#   Far Eastern Department Stores, Ltd.                           7,443,000  3,666,039       0.1%
    Far Eastern International Bank                               16,908,852  5,249,215       0.1%
    Faraday Technology Corp.                                      1,685,788  2,591,709       0.1%
*   Farglory F T Z Investment Holding Co., Ltd.                     485,000    230,822       0.0%
    Farglory Land Development Co., Ltd.                           2,296,000  2,509,601       0.1%
#   Federal Corp.                                                 3,264,238  1,531,519       0.0%
    Feedback Technology Corp.                                       336,000  1,005,997       0.0%
    Feng Hsin Steel Co., Ltd.                                     3,225,100  5,573,125       0.1%
    Fine Blanking & Tool Co., Ltd.                                   13,000     18,018       0.0%
*   First Copper Technology Co., Ltd.                             1,011,000    355,703       0.0%
#   First Hi-Tec Enterprise Co., Ltd.                               427,205    452,632       0.0%
#   First Hotel                                                   1,055,124    544,064       0.0%
    First Insurance Co., Ltd. (The)                               1,278,179    567,950       0.0%
#*  First Steamship Co., Ltd.                                     4,871,424  1,290,591       0.0%
#   FLEXium Interconnect, Inc.                                    2,153,087  8,255,548       0.1%
    Flytech Technology Co., Ltd.                                    777,309  2,188,306       0.0%
#   FocalTech Systems Co., Ltd.                                   1,923,048  2,072,129       0.0%
#   Forest Water Environment Engineering Co., Ltd.                  308,000    605,083       0.0%
    Formosa Advanced Technologies Co., Ltd.                       1,172,000  1,299,351       0.0%
    Formosa International Hotels Corp.                              386,329  1,940,894       0.0%
#   Formosa Laboratories, Inc.                                      620,000  1,691,961       0.0%
#   Formosa Oilseed Processing Co., Ltd.                            708,567  1,523,913       0.0%
    Formosa Optical Technology Co., Ltd.                            145,000    304,280       0.0%
    Formosan Rubber Group, Inc.                                   2,586,952  1,274,194       0.0%
#   Formosan Union Chemical                                       2,357,193  1,442,352       0.0%
#   Fortune Electric Co., Ltd.                                      952,078    607,887       0.0%
#   Founding Construction & Development Co., Ltd.                 1,114,623    574,642       0.0%
    Foxlink Image Technology Co., Ltd.                              798,000    533,256       0.0%
    Foxsemicon Integrated Technology, Inc.                          389,550  2,772,721       0.1%
#   Froch Enterprise Co., Ltd.                                    1,216,189    651,674       0.0%
    FSP Technology, Inc.                                          1,036,427    807,831       0.0%
#   Fulgent Sun International Holding Co., Ltd.                     355,827    900,458       0.0%
#   Fullerton Technology Co., Ltd.                                  601,600    476,746       0.0%
#   Fulltech Fiber Glass Corp.                                    2,426,083  1,279,621       0.0%
#   Fwusow Industry Co., Ltd.                                       847,138    492,843       0.0%
#   G Shank Enterprise Co., Ltd.                                    928,281    808,089       0.0%
#*  G Tech Optoelectronics Corp.                                    780,354    608,457       0.0%
#   Gallant Precision Machining Co., Ltd.                         1,099,000    869,174       0.0%
#*  Gamania Digital Entertainment Co., Ltd.                         669,000  1,637,824       0.0%
#   GCS Holdings, Inc.                                              440,000    992,237       0.0%
#   Gemtek Technology Corp.                                       2,286,219  1,849,260       0.0%
#   General Plastic Industrial Co., Ltd.                            290,553    407,416       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                         PERCENTAGE
                                                                   SHARES    VALUE++   OF NET ASSETS**
                                                                 ---------- ---------- ---------------
TAIWAN -- (Continued)
#   Generalplus Technology, Inc.                                    367,000 $  664,014       0.0%
*   Genesis Photonics, Inc.                                       1,009,917     87,276       0.0%
#   Genesys Logic, Inc.                                             633,000    876,570       0.0%
#*  Genius Electronic Optical Co., Ltd.                             485,427  5,470,986       0.1%
*   Genmont Biotech, Inc.                                            48,000     38,437       0.0%
    Genovate Biotechnology Co., Ltd.                                 87,000    100,530       0.0%
#*  GeoVision, Inc.                                                 443,931    633,130       0.0%
    Getac Technology Corp.                                        2,800,360  3,911,123       0.1%
#   Giantplus Technology Co., Ltd.                                1,585,900  1,231,608       0.0%
    Gigabyte Technology Co., Ltd.                                 3,920,800  6,078,623       0.1%
#   Gigasolar Materials Corp.                                       199,880  1,808,841       0.0%
#*  Gigastorage Corp.                                             2,770,561  1,770,233       0.0%
#   Ginko International Co., Ltd.                                   348,000  2,441,470       0.1%
#*  Gintech Energy Corp.                                          4,150,561  2,604,385       0.1%
    Global Brands Manufacture, Ltd.                               2,093,359    965,596       0.0%
#   Global Lighting Technologies, Inc.                              622,000    899,891       0.0%
#   Global Mixed Mode Technology, Inc.                              519,000  1,194,353       0.0%
#   Global PMX Co., Ltd.                                            278,000  1,633,673       0.0%
#   Global Unichip Corp.                                            638,000  6,360,957       0.1%
    Globe Union Industrial Corp.                                  1,520,914  1,017,146       0.0%
    Gloria Material Technology Corp.                              3,833,547  2,530,159       0.1%
#   Glory Science Co., Ltd.                                         330,296    686,903       0.0%
*   GlycoNex, Inc.                                                  126,000     97,742       0.0%
*   Gold Circuit Electronics, Ltd.                                3,196,227  1,092,611       0.0%
    Golden Friends Corp.                                            210,600    338,576       0.0%
#*  Goldsun Building Materials Co., Ltd.                          8,833,722  2,643,367       0.1%
    Good Way Technology Co., Ltd.                                   184,000    406,124       0.0%
#   Good Will Instrument Co., Ltd.                                  322,869    272,552       0.0%
#   Grand Ocean Retail Group, Ltd.                                  500,000    371,668       0.0%
    Grand Pacific Petrochemical                                   6,845,000  5,189,251       0.1%
#   Grand Plastic Technology Corp.                                  129,000    824,148       0.0%
    Grape King Bio, Ltd.                                            755,000  4,348,354       0.1%
    Great China Metal Industry                                    1,119,000    946,342       0.0%
#   Great Taipei Gas Co., Ltd.                                    1,712,000  1,467,605       0.0%
    Great Wall Enterprise Co., Ltd.                               3,872,774  4,404,692       0.1%
    Greatek Electronics, Inc.                                     2,105,000  3,891,346       0.1%
#*  Green Energy Technology, Inc.                                 2,369,457  1,522,400       0.0%
#   Green River Holding Co., Ltd.                                    99,950    512,376       0.0%
#   Green Seal Holding, Ltd.                                        513,700  1,219,686       0.0%
    GTM Holdings Corp.                                              734,000    417,701       0.0%
    Hakers Enterprise Co., Ltd.                                     127,200    152,840       0.0%
#   Hannstar Board Corp.                                          2,212,049  1,339,777       0.0%
#   HannStar Display Corp.                                       21,469,506  8,338,470       0.1%
*   HannsTouch Solution, Inc.                                     3,732,805  1,306,924       0.0%
#   Hanpin Electron Co., Ltd.                                       455,000    471,007       0.0%
*   Harvatek Corp.                                                  984,949    550,540       0.0%
    Hey Song Corp.                                                2,024,750  2,087,972       0.0%
    Hi-Clearance, Inc.                                              185,000    589,740       0.0%
    HIM International Music, Inc.                                   169,400    561,300       0.0%
#   Hiroca Holdings, Ltd.                                           579,448  2,220,601       0.0%
*   HiTi Digital, Inc.                                            1,013,935    406,852       0.0%
#   Hitron Technology, Inc.                                       1,757,213  1,277,426       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                         PERCENTAGE
                                                                   SHARES    VALUE++   OF NET ASSETS**
                                                                 ---------- ---------- ---------------
TAIWAN -- (Continued)
*   Ho Tung Chemical Corp.                                        6,524,684 $1,971,720       0.0%
#*  Hocheng Corp.                                                 2,223,700    689,338       0.0%
    Hold-Key Electric Wire & Cable Co., Ltd.                        205,908     65,268       0.0%
#   Holiday Entertainment Co., Ltd.                                 553,800    925,483       0.0%
#   Holtek Semiconductor, Inc.                                    1,280,000  2,964,433       0.1%
    Holy Stone Enterprise Co., Ltd.                                 988,910  1,473,880       0.0%
    Hong Pu Real Estate Development Co., Ltd.                     1,826,185  1,226,806       0.0%
#   Hong TAI Electric Industrial                                  1,364,000    477,279       0.0%
    Hong YI Fiber Industry Co.                                    1,217,652    902,865       0.0%
*   Horizon Securities Co., Ltd.                                  2,874,000    745,723       0.0%
#   Hota Industrial Manufacturing Co., Ltd.                       1,550,932  7,248,036       0.1%
    Hotron Precision Electronic Industrial Co., Ltd.                303,300    511,252       0.0%
#   Hsin Kuang Steel Co., Ltd.                                    1,619,443  1,614,886       0.0%
#   Hsin Yung Chien Co., Ltd.                                       252,100    706,370       0.0%
    Hsing TA Cement Co.                                             513,855    214,678       0.0%
    Hu Lane Associate, Inc.                                         616,866  3,520,856       0.1%
*   HUA ENG Wire & Cable Co., Ltd.                                2,766,565    922,241       0.0%
#   Huaku Development Co., Ltd.                                   1,800,816  4,042,171       0.1%
#   Huang Hsiang Construction Corp.                                 825,800    854,938       0.0%
    Hung Ching Development & Construction Co., Ltd.                 781,000    519,640       0.0%
    Hung Sheng Construction, Ltd.                                 3,332,400  2,633,800       0.1%
    Huxen Corp.                                                     301,244    438,553       0.0%
#   Hwa Fong Rubber Industrial Co.,Ltd.                           1,725,890    655,289       0.0%
*   Hwacom Systems, Inc.                                            442,000    205,246       0.0%
#*  I-Chiun Precision Industry Co., Ltd.                          1,255,313    470,471       0.0%
#   I-Sheng Electric Wire & Cable Co., Ltd.                         773,000  1,112,610       0.0%
#   Ibase Technology, Inc.                                          878,206  1,547,611       0.0%
#*  Ichia Technologies, Inc.                                      2,319,000  1,262,304       0.0%
#   Ideal Bike Corp.                                                862,263    321,706       0.0%
#   IEI Integration Corp.                                         1,355,209  1,886,654       0.0%
#   Infortrend Technology, Inc.                                   1,341,163    620,380       0.0%
    Innodisk Corp.                                                  449,592  1,663,564       0.0%
#   Inpaq Technology Co., Ltd.                                      546,000    511,829       0.0%
#   Intai Technology Corp.                                          213,000    731,293       0.0%
#   Integrated Service Technology, Inc.                             421,178  1,592,751       0.0%
#   IntelliEPI, Inc.                                                236,000    660,796       0.0%
    International Games System Co., Ltd.                            385,000  2,031,466       0.0%
#   Iron Force Industrial Co., Ltd.                                 337,393  1,455,123       0.0%
    ITE Technology, Inc.                                          1,099,095  1,315,730       0.0%
    ITEQ Corp.                                                    1,437,614  3,010,513       0.1%
    J Touch Corp.                                                    11,000        207       0.0%
#   Jarllytec Co., Ltd.                                             383,000    690,609       0.0%
#   Jentech Precision Industrial Co., Ltd.                          422,868  1,084,728       0.0%
    Jess-Link Products Co., Ltd.                                    761,925    856,856       0.0%
#   Jih Sun Financial Holdings Co., Ltd.                         10,906,896  2,896,085       0.1%
    Jinan Acetate Chemical Co., Ltd.                                 43,000    245,336       0.0%
#   Jinli Group Holdings, Ltd.                                      771,058    738,201       0.0%
#   Johnson Health Tech Co., Ltd.                                   728,257    797,105       0.0%
#   K Laser Technology, Inc.                                        907,000    485,869       0.0%
    Kang Na Hsiung Enterprise Co., Ltd.                             333,020    123,710       0.0%
#   Kaori Heat Treatment Co., Ltd.                                  613,197    815,767       0.0%
    Kaulin Manufacturing Co., Ltd.                                  919,330    601,941       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                        PERCENTAGE
                                                                  SHARES    VALUE++   OF NET ASSETS**
                                                                 --------- ---------- ---------------
TAIWAN -- (Continued)
#   KEE TAI Properties Co., Ltd.                                 2,564,473 $  893,286       0.0%
#   Kenmec Mechanical Engineering Co., Ltd.                      1,323,000    454,348       0.0%
#   Kerry TJ Logistics Co., Ltd.                                 1,627,000  1,972,717       0.0%
#   Kindom Construction Corp.                                    2,620,000  1,673,960       0.0%
#   King Chou Marine Technology Co., Ltd.                          467,920    517,645       0.0%
    King Yuan Electronics Co., Ltd.                              8,804,979  9,337,952       0.1%
    King's Town Bank Co., Ltd.                                   4,991,701  5,455,487       0.1%
#*  King's Town Construction Co., Ltd.                             921,074    694,657       0.0%
#   Kingcan Holdings, Ltd.                                         422,273    354,362       0.0%
#   Kingpak Technology, Inc.                                       196,117  1,756,853       0.0%
    Kinik Co.                                                      858,000  2,240,390       0.1%
#   Kinko Optical Co., Ltd.                                        964,000  1,492,151       0.0%
    Kinpo Electronics                                            8,649,157  2,983,311       0.1%
#   Kinsus Interconnect Technology Corp.                         1,642,000  4,142,729       0.1%
#   KMC Kuei Meng International, Inc.                              420,146  1,839,165       0.0%
#   KS Terminals, Inc.                                             913,482  2,430,900       0.1%
#   Kung Long Batteries Industrial Co., Ltd.                       462,000  2,237,645       0.1%
#   Kung Sing Engineering Corp.                                  1,965,000    749,507       0.0%
#*  Kuo Toong International Co., Ltd.                            1,721,511  1,036,991       0.0%
#   Kuoyang Construction Co., Ltd.                               2,979,384  1,205,653       0.0%
    Kwong Fong Industries Corp.                                    840,764    596,573       0.0%
#   Kwong Lung Enterprise Co., Ltd.                                504,000    716,412       0.0%
*   KYE Systems Corp.                                            1,763,672    596,774       0.0%
#   L&K Engineering Co., Ltd.                                    1,281,048  1,604,543       0.0%
#*  LAN FA Textile                                               1,708,933    482,973       0.0%
#   Land Mark Optoelectronics Corp.                                418,300  5,339,498       0.1%
#   Lanner Electronics, Inc.                                       689,006    977,878       0.0%
#   Laser Tek Taiwan Co., Ltd.                                     492,504    512,092       0.0%
#   Laster Tech Corp., Ltd.                                        314,000    803,317       0.0%
    LCY Chemical Corp.                                           1,196,383  1,635,260       0.0%
#   Leader Electronics, Inc.                                       828,000    270,503       0.0%
    Leadtrend Technology Corp.                                     120,086    139,458       0.0%
#*  Lealea Enterprise Co., Ltd.                                  5,394,892  2,021,572       0.0%
#   Ledlink Optics, Inc.                                           340,300    529,391       0.0%
    Ledtech Electronics Corp.                                      351,000    163,000       0.0%
    LEE CHI Enterprises Co., Ltd.                                1,345,000    546,521       0.0%
#   Lelon Electronics Corp.                                        512,300    876,977       0.0%
#   Lemtech Holdings Co., Ltd.                                     130,000  1,034,263       0.0%
*   Leofoo Development Co., Ltd.                                 1,858,116    493,587       0.0%
*   LES Enphants Co., Ltd.                                         727,754    276,409       0.0%
*   Lextar Electronics Corp.                                     2,699,500  1,634,646       0.0%
#   Li Cheng Enterprise Co., Ltd.                                  537,912    985,490       0.0%
#*  Li Peng Enterprise Co., Ltd.                                 4,715,897  1,350,040       0.0%
#   Lian HWA Food Corp.                                            532,525    593,243       0.0%
#   Lien Chang Electronic Enter                                    476,000    266,929       0.0%
#   Lien Hwa Industrial Corp.                                    4,474,170  4,747,717       0.1%
#   Lingsen Precision Industries, Ltd.                           2,691,506  1,438,644       0.0%
#   Lion Travel Service Co., Ltd.                                   83,000    255,861       0.0%
    Lite-On Semiconductor Corp.                                  1,656,539  2,085,359       0.0%
    Long Bon International Co., Ltd.                             2,463,945  1,147,700       0.0%
#   Long Chen Paper Co., Ltd.                                    4,309,006  6,348,150       0.1%
#   Longwell Co.                                                   854,000  2,076,281       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                         PERCENTAGE
                                                                  SHARES     VALUE++   OF NET ASSETS**
                                                                 --------- ----------- ---------------
TAIWAN -- (Continued)
    Lotes Co., Ltd.                                                456,778 $ 2,819,621       0.1%
*   Lotus Pharmaceutical Co., Ltd.                                 282,000     442,828       0.0%
#   Lu Hai Holding Corp.                                           315,690     517,397       0.0%
#   Lucky Cement Corp.                                           1,645,000     475,167       0.0%
    Lumax International Corp., Ltd.                                640,592   1,223,768       0.0%
#   Lung Yen Life Service Corp.                                  1,183,000   2,875,901       0.1%
#*  LuxNet Corp.                                                   479,482     441,871       0.0%
#   Macauto Industrial Co., Ltd.                                   350,000   1,805,175       0.0%
#   Machvision, Inc.                                               236,000   1,276,335       0.0%
#   Macroblock, Inc.                                               221,550     499,841       0.0%
#*  Macronix International                                       9,266,820  16,945,643       0.3%
#   Mag Layers Scientific-Technics Co., Ltd.                       352,933     714,327       0.0%
#   Makalot Industrial Co., Ltd.                                 1,409,677   6,525,157       0.1%
    Marketech International Corp.                                  900,000   1,171,202       0.0%
    Masterlink Securities Corp.                                  8,580,728   2,402,101       0.1%
#   Materials Analysis Technology, Inc.                            227,342     657,913       0.0%
#   Mayer Steel Pipe Corp.                                         944,567     433,886       0.0%
    Maywufa Co., Ltd.                                               69,322      30,927       0.0%
#   Meiloon Industrial Co.                                         898,730     984,965       0.0%
    Mercuries & Associates Holding, Ltd.                         2,658,015   2,151,494       0.0%
*   Mercuries Life Insurance Co., Ltd.                           7,718,147   4,071,589       0.1%
    Merry Electronics Co., Ltd.                                     69,477     531,473       0.0%
#*  Microbio Co., Ltd.                                           2,948,607   2,043,909       0.0%
#   Microelectronics Technology, Inc.                              491,655     564,765       0.0%
#   Microlife Corp.                                                351,600     860,105       0.0%
#   Mildef Crete, Inc.                                             344,000     681,839       0.0%
    MIN AIK Technology Co., Ltd.                                 1,324,316   1,233,883       0.0%
#   Mirle Automation Corp.                                       1,333,098   2,033,877       0.0%
    Mitac Holdings Corp.                                         4,427,004   5,506,801       0.1%
#   Mobiletron Electronics Co., Ltd.                               509,800     675,823       0.0%
#   momo.com, Inc.                                                 189,000   1,398,286       0.0%
*   Mosel Vitelic, Inc.                                            178,482     119,071       0.0%
#*  Motech Industries, Inc.                                      3,160,731   2,469,794       0.1%
#   MPI Corp.                                                      464,000   1,122,275       0.0%
#   Nak Sealing Technologies Corp.                                 387,954   1,073,113       0.0%
#   Namchow Holdings Co., Ltd.                                   1,306,000   2,637,407       0.1%
#   Nan Kang Rubber Tire Co., Ltd.                               3,646,952   3,302,102       0.1%
#   Nan Liu Enterprise Co., Ltd.                                   301,000   1,582,259       0.0%
    Nan Ren Lake Leisure Amusement Co., Ltd.                       855,000     212,359       0.0%
    Nan Ya Printed Circuit Board Corp.                           1,747,000   1,581,952       0.0%
#   Nang Kuang Pharmaceutical co., Ltd.                            396,000     468,772       0.0%
#   Nantex Industry Co., Ltd.                                    1,959,149   1,423,123       0.0%
    National Petroleum Co., Ltd.                                   217,824     281,444       0.0%
#*  Neo Solar Power Corp.                                        6,312,744   3,205,378       0.1%
#   Netronix, Inc.                                                 502,000     901,187       0.0%
    New Asia Construction & Development Corp.                      338,835      73,266       0.0%
    New Best Wire Industrial Co., Ltd.                             181,600     172,617       0.0%
#   New Era Electronics Co., Ltd.                                  312,000     199,710       0.0%
#*  Newmax Technology Co., Ltd.                                    705,009   1,290,182       0.0%
#   Nexcom International Co., Ltd.                                 720,094     753,316       0.0%
#   Nichidenbo Corp.                                               984,801     932,509       0.0%
    Nien Hsing Textile Co., Ltd.                                   977,345     971,052       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                        PERCENTAGE
                                                                  SHARES    VALUE++   OF NET ASSETS**
                                                                 --------- ---------- ---------------
TAIWAN -- (Continued)
#   Nishoku Technology, Inc.                                       328,000 $  782,386       0.0%
#   Nuvoton Technology Corp.                                       551,000  1,391,238       0.0%
*   O-TA Precision Industry Co., Ltd.                               42,000     47,085       0.0%
#*  Ocean Plastics Co., Ltd.                                       954,200    909,801       0.0%
#   On-Bright Electronics, Inc.                                    227,052  1,626,305       0.0%
    OptoTech Corp.                                               3,143,358  2,170,943       0.0%
    Orient Europharma Co., Ltd.                                    283,000    654,957       0.0%
*   Orient Semiconductor Electronics, Ltd.                       4,784,000  1,460,331       0.0%
    Oriental Union Chemical Corp.                                4,393,267  3,782,437       0.1%
#   P-Duke Technology Co., Ltd.                                    291,500    643,892       0.0%
    P-Two Industries, Inc.                                         127,000     80,679       0.0%
#   Pacific Construction Co.                                     1,868,921    635,832       0.0%
#   Pacific Hospital Supply Co., Ltd.                              420,000  1,054,577       0.0%
#   Paiho Shih Holdings Corp.                                      908,928  2,008,409       0.0%
    Pan Jit International, Inc.                                  2,371,541  2,377,540       0.1%
#   Pan-International Industrial Corp.                           2,834,747  2,409,069       0.1%
    Parade Technologies, Ltd.                                      449,401  7,328,187       0.1%
#   Paragon Technologies Co., Ltd.                                 467,246    542,395       0.0%
#   PChome Online, Inc.                                            680,676  3,940,378       0.1%
#   PCL Technologies, Inc.                                         168,040    622,183       0.0%
#   PharmaEngine, Inc.                                             453,581  2,549,852       0.1%
#   Pharmally International Holding Co., Ltd.                      240,000  3,714,078       0.1%
#*  Phihong Technology Co., Ltd.                                 2,365,401  1,012,679       0.0%
#   Phoenix Tours International, Inc.                              318,450    357,506       0.0%
    Pili International Multimedia Co., Ltd.                         47,000     88,881       0.0%
#   Pixart Imaging, Inc.                                           593,150  2,630,536       0.1%
    Planet Technology Corp.                                        123,000    230,074       0.0%
    Plastron Precision Co., Ltd.                                   452,400    309,054       0.0%
    Plotech Co., Ltd.                                              514,000    306,943       0.0%
#   Polytronics Technology Corp.                                   357,027    657,143       0.0%
    Posiflex Technology, Inc.                                      355,458  1,573,596       0.0%
#*  Power Quotient International Co., Ltd.                       1,076,600    502,989       0.0%
    Powertech Industrial Co., Ltd.                                  80,000     47,120       0.0%
    Poya International Co., Ltd.                                   291,098  3,733,262       0.1%
*   President Securities Corp.                                   6,572,524  3,128,072       0.1%
    Primax Electronics, Ltd.                                     2,765,000  7,179,726       0.1%
*   Prime Electronics & Satellitics, Inc.                          667,822    202,224       0.0%
    Prince Housing & Development Corp.                           8,648,644  3,184,341       0.1%
#*  Princeton Technology Corp.                                   1,099,000    329,752       0.0%
    Pro Hawk Corp.                                                 118,000    559,399       0.0%
#   Promate Electronic Co., Ltd.                                 1,172,000  1,084,246       0.0%
#*  Promise Technology, Inc.                                     1,152,286    462,826       0.0%
    Prosperity Dielectrics Co., Ltd.                               708,559    827,502       0.0%
    Qisda Corp.                                                  2,915,900  2,129,987       0.0%
#   QST International Corp.                                        166,000    722,102       0.0%
#   Qualipoly Chemical Corp.                                       584,713    675,809       0.0%
#   Quang Viet Enterprise Co., Ltd.                                 83,000    422,616       0.0%
#   Quanta Storage, Inc.                                         1,478,000  1,919,669       0.0%
    Quintain Steel Co., Ltd.                                     1,542,000    465,386       0.0%
#   Radiant Opto-Electronics Corp.                               3,324,000  7,393,570       0.1%
*   Radium Life Tech Co., Ltd.                                   4,954,100  2,218,136       0.0%
#   Rafael Microelectronics, Inc.                                  138,000    941,310       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                         PERCENTAGE
                                                                   SHARES    VALUE++   OF NET ASSETS**
                                                                 ---------- ---------- ---------------
TAIWAN -- (Continued)
#   Rechi Precision Co., Ltd.                                     2,438,181 $2,507,909       0.1%
#   Rexon Industrial Corp., Ltd.                                     94,392    212,830       0.0%
    Rich Development Co., Ltd.                                    4,399,036  1,358,503       0.0%
#   RichWave Technology Corp.                                       309,000  1,288,437       0.0%
#*  Right WAY Industrial Co., Ltd.                                  115,000     80,822       0.0%
*   Ritek Corp.                                                  13,943,860  2,318,399       0.1%
#*  Roo Hsing Co., Ltd.                                           1,115,000    724,937       0.0%
#*  Rotam Global Agrosciences, Ltd.                                 488,268    498,785       0.0%
#   Ruentex Engineering & Construction Co.                          226,000    290,675       0.0%
#   Run Long Construction Co., Ltd.                                 916,292  1,122,681       0.0%
#   Sagittarius Life Science Corp.                                  168,889    387,965       0.0%
    Sampo Corp.                                                   3,467,327  1,598,161       0.0%
#   San Fang Chemical Industry Co., Ltd.                          1,289,647  1,509,679       0.0%
    San Far Property, Ltd.                                           74,000     27,737       0.0%
#   San Shing Fastech Corp.                                         783,875  1,582,778       0.0%
    Sanitar Co., Ltd.                                               196,000    259,318       0.0%
    Sanyang Motor Co., Ltd.                                       4,112,628  2,973,751       0.1%
*   Savior Lifetec Corp.                                            183,000    159,048       0.0%
#   SCI Pharmtech, Inc.                                             433,395    840,921       0.0%
#   Scientech Corp.                                                 357,000    911,589       0.0%
#   ScinoPharm Taiwan, Ltd.                                         550,000    607,469       0.0%
#   SDI Corp.                                                       891,000  2,797,382       0.1%
    Sea Sonic Electronics Co., Ltd.                                 143,000    140,364       0.0%
#   Senao International Co., Ltd.                                   792,541  1,360,912       0.0%
#   Senao Networks, Inc.                                            194,000    862,813       0.0%
#   Sercomm Corp.                                                 1,655,000  4,736,585       0.1%
#   Sesoda Corp.                                                  1,157,712  1,125,152       0.0%
    Shan-Loong Transportation Co., Ltd.                             427,000    453,185       0.0%
#   Sharehope Medicine Co., Ltd.                                    531,900    663,262       0.0%
    Sheng Yu Steel Co., Ltd.                                        867,980    965,058       0.0%
    ShenMao Technology, Inc.                                        607,891    541,412       0.0%
    Shieh Yih Machinery Industry Co., Ltd.                          166,000     70,474       0.0%
    Shih Her Technologies, Inc.                                     344,000    450,676       0.0%
*   Shih Wei Navigation Co., Ltd.                                 1,926,384    560,153       0.0%
    Shihlin Electric & Engineering Corp.                          1,735,000  2,390,623       0.1%
*   Shihlin Paper Corp.                                              35,000     36,804       0.0%
    Shin Hai Gas Corp.                                                1,245      1,662       0.0%
#   Shin Zu Shing Co., Ltd.                                       1,239,144  3,435,998       0.1%
    Shinih Enterprise Co., Ltd.                                     128,000     78,700       0.0%
*   Shining Building Business Co., Ltd.                           2,644,593    916,639       0.0%
    Shinkong Insurance Co., Ltd.                                  1,328,131  1,162,394       0.0%
    Shinkong Synthetic Fibers Corp.                               9,970,395  3,213,867       0.1%
#   Shinkong Textile Co., Ltd.                                      964,542  1,279,956       0.0%
#   Shiny Chemical Industrial Co., Ltd.                             434,031  1,140,293       0.0%
#   ShunSin Technology Holding, Ltd.                                295,000  1,393,311       0.0%
#   Shuttle, Inc.                                                 2,436,152    973,984       0.0%
    Sigurd Microelectronics Corp.                                 2,739,974  2,382,393       0.1%
#*  Silicon Integrated Systems Corp.                              3,247,887    981,209       0.0%
#*  Silitech Technology Corp.                                       931,774    605,841       0.0%
#   Simplo Technology Co., Ltd.                                   1,229,800  7,078,684       0.1%
    Sinbon Electronics Co., Ltd.                                  1,519,813  4,350,931       0.1%
    Sincere Navigation Corp.                                      2,188,786  1,578,017       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                          PERCENTAGE
                                                                   SHARES     VALUE++   OF NET ASSETS**
                                                                 ---------- ----------- ---------------
TAIWAN -- (Continued)
#   Single Well Industrial Corp.                                    302,916 $   316,150       0.0%
#   Sinher Technology, Inc.                                         305,000     503,933       0.0%
#   Sinmag Equipment Corp.                                          303,436   1,538,939       0.0%
#   Sino-American Electronic Co., Ltd.                              564,640     201,343       0.0%
    Sino-American Silicon Products, Inc.                          3,975,000  11,099,536       0.2%
    Sinon Corp.                                                   2,796,510   1,646,218       0.0%
#   Sinphar Pharmaceutical Co., Ltd.                              1,075,938     781,358       0.0%
#   Sinyi Realty, Inc.                                            1,465,659   1,703,341       0.0%
    Sirtec International Co., Ltd.                                  903,000   1,464,200       0.0%
#   Sitronix Technology Corp.                                       876,879   2,484,309       0.1%
#   Siward Crystal Technology Co., Ltd.                           1,150,000     753,514       0.0%
    Soft-World International Corp.                                  776,000   1,720,151       0.0%
*   Solar Applied Materials Technology Co.                        2,312,846   1,097,247       0.0%
#*  Solartech Energy Corp.                                        2,500,616   1,307,040       0.0%
#   Solomon Technology Corp.                                        772,000     611,042       0.0%
#   Solteam Electronics Co., Ltd.                                   448,034     604,081       0.0%
#   Song Shang Electronics Co., Ltd.                                530,000     472,905       0.0%
#   Sonix Technology Co., Ltd.                                    1,108,000   1,362,481       0.0%
    Southeast Cement Co., Ltd.                                    1,053,700     510,365       0.0%
#   Speed Tech Corp.                                                582,000     886,520       0.0%
    Spirox Corp.                                                     52,824      35,988       0.0%
#   Sporton International, Inc.                                     501,131   2,542,992       0.1%
    St Shine Optical Co., Ltd.                                      338,000   8,266,880       0.1%
#   Standard Chemical & Pharmaceutical Co., Ltd.                    811,571     866,530       0.0%
    Stark Technology, Inc.                                          769,688     871,448       0.0%
#   Sunko INK Co., Ltd.                                             789,000     337,588       0.0%
    Sunny Friend Environmental Technology Co., Ltd.                 470,000   2,978,214       0.1%
#   Sunonwealth Electric Machine Industry Co., Ltd.               1,382,487   3,083,224       0.1%
#   Sunplus Technology Co., Ltd.                                  3,797,000   2,289,407       0.1%
    Sunrex Technology Corp.                                         976,567     576,866       0.0%
#   Sunspring Metal Corp.                                           842,000   1,090,412       0.0%
*   Sunty Development Co., Ltd.                                      42,000      16,091       0.0%
#   Supreme Electronics Co., Ltd.                                 2,478,508   2,670,219       0.1%
#   Swancor Holding Co., Ltd.                                       558,206   1,399,914       0.0%
    Sweeten Real Estate Development Co., Ltd.                       538,874     248,358       0.0%
#   Syncmold Enterprise Corp.                                     1,103,000   2,557,444       0.1%
#   Synmosa Biopharma Corp.                                         201,799     176,325       0.0%
#   Sysage Technology Co., Ltd.                                     659,258     638,443       0.0%
*   Sysgration                                                    1,336,000     410,545       0.0%
#   Systex Corp.                                                  1,317,388   2,586,926       0.1%
    T-Mac Techvest PCB Co., Ltd.                                    380,000     155,039       0.0%
#   T3EX Global Holdings Corp.                                      686,117     553,430       0.0%
    TA Chen Stainless Pipe                                        4,843,521   3,069,271       0.1%
#   Ta Liang Technology Co., Ltd.                                   374,000     554,643       0.0%
#*  Ta Ya Electric Wire & Cable                                   4,144,306   1,277,396       0.0%
#   Ta Yih Industrial Co., Ltd.                                     219,000     592,809       0.0%
#   TA-I Technology Co., Ltd.                                       866,718     707,871       0.0%
#   Tah Hsin Industrial Corp.                                       426,600     357,138       0.0%
    TAI Roun Products Co., Ltd.                                     201,000      68,640       0.0%
#   Tai Tung Communication Co., Ltd.                                591,197     399,359       0.0%
#   Tai-Saw Technology Co., Ltd.                                    235,120     140,395       0.0%
    Taichung Commercial Bank Co., Ltd.                           16,199,698   5,189,053       0.1%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                         PERCENTAGE
                                                                   SHARES    VALUE++   OF NET ASSETS**
                                                                 ---------- ---------- ---------------
TAIWAN -- (Continued)
#   TaiDoc Technology Corp.                                         336,470 $  972,995       0.0%
    Taiflex Scientific Co., Ltd.                                  1,398,340  2,245,245       0.1%
#   Taimide Tech, Inc.                                              585,250    830,217       0.0%
#   Tainan Enterprises Co., Ltd.                                    886,370    687,890       0.0%
#   Tainan Spinning Co., Ltd.                                     8,352,044  3,754,626       0.1%
#*  Tainergy Tech Co., Ltd.                                       1,760,000    806,435       0.0%
    Tainet Communication System Corp.                                17,000     34,334       0.0%
#*  Taisun Enterprise Co., Ltd.                                   2,130,428  1,310,882       0.0%
#*  Taita Chemical Co., Ltd.                                      1,331,951    472,799       0.0%
#   Taiwan Acceptance Corp.                                         807,480  2,892,685       0.1%
#   Taiwan Chinsan Electronic Industrial Co., Ltd.                  648,000  1,197,089       0.0%
#   Taiwan Cogeneration Corp.                                     2,714,566  2,124,333       0.0%
#   Taiwan Fire & Marine Insurance Co., Ltd.                      1,242,338    832,041       0.0%
#   Taiwan FU Hsing Industrial Co., Ltd.                          1,070,000  1,360,613       0.0%
    Taiwan Hon Chuan Enterprise Co., Ltd.                         2,302,468  4,162,135       0.1%
#   Taiwan Hopax Chemicals Manufacturing Co., Ltd.                1,130,120    715,908       0.0%
*   Taiwan IC Packaging Corp.                                       106,000     21,804       0.0%
*   Taiwan Land Development Corp.                                 6,351,991  2,127,077       0.0%
#   Taiwan Line Tek Electronic                                      657,306    755,304       0.0%
#*  Taiwan Mask Corp.                                             1,360,412    837,555       0.0%
*   Taiwan Navigation Co., Ltd.                                   1,275,777    659,911       0.0%
    Taiwan Optical Platform Co., Ltd.                                 9,360     36,000       0.0%
    Taiwan Paiho, Ltd.                                            1,991,287  8,226,860       0.1%
    Taiwan PCB Techvest Co., Ltd.                                 2,032,238  2,221,136       0.0%
#*  Taiwan Prosperity Chemical Corp.                              1,085,000    662,378       0.0%
*   Taiwan Pulp & Paper Corp.                                     2,217,980  1,401,662       0.0%
#   Taiwan Sakura Corp.                                           1,463,803  1,894,622       0.0%
    Taiwan Sanyo Electric Co., Ltd.                                 401,400    310,864       0.0%
    Taiwan Semiconductor Co., Ltd.                                1,582,000  3,912,886       0.1%
#   Taiwan Shin Kong Security Co., Ltd.                           1,714,710  2,203,004       0.0%
#   Taiwan Styrene Monomer                                        3,812,209  2,580,372       0.1%
    Taiwan Surface Mounting Technology Corp.                      2,099,388  1,995,385       0.0%
    Taiwan Taxi Co., Ltd.                                            47,000    119,667       0.0%
    Taiwan TEA Corp.                                              5,074,897  2,701,335       0.1%
#   Taiwan Union Technology Corp.                                 1,548,000  3,974,725       0.1%
    Taiyen Biotech Co., Ltd.                                        857,883    802,250       0.0%
#*  Tatung Co., Ltd.                                             15,364,015  7,090,862       0.1%
    Tayih Lun An Co., Ltd.                                          139,890    223,425       0.0%
#   TCI Co., Ltd.                                                   480,991  3,272,391       0.1%
    Te Chang Construction Co., Ltd.                                 334,206    222,397       0.0%
*   Teapo Electronic Corp.                                          558,000    540,602       0.0%
    Tehmag Foods Corp.                                              142,800  1,058,241       0.0%
    Ten Ren Tea Co., Ltd.                                           164,980    188,198       0.0%
    Test Research, Inc.                                           1,233,821  1,718,255       0.0%
    Test Rite International Co., Ltd.                             2,165,495  1,644,743       0.0%
#*  Tex-Ray Industrial Co., Ltd.                                    803,000    294,190       0.0%
#   Thinking Electronic Industrial Co., Ltd.                        589,204  1,792,921       0.0%
#   Thye Ming Industrial Co., Ltd.                                1,153,669  1,475,238       0.0%
#   Ton Yi Industrial Corp.                                       4,914,644  2,224,862       0.0%
#   Tong Hsing Electronic Industries, Ltd.                        1,101,963  4,716,455       0.1%
    Tong Yang Industry Co., Ltd.                                  3,284,741  6,857,744       0.1%
    Tong-Tai Machine & Tool Co., Ltd.                             1,590,892  1,079,208       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                         PERCENTAGE
                                                                   SHARES    VALUE++   OF NET ASSETS**
                                                                 ---------- ---------- ---------------
TAIWAN -- (Continued)
#   TOPBI International Holdings, Ltd.                              374,405 $1,335,932       0.0%
#   Topco Scientific Co., Ltd.                                    1,052,463  2,653,014       0.1%
#   Topco Technologies Corp.                                        158,000    354,691       0.0%
    Topkey Corp.                                                     32,000    102,529       0.0%
#   Topoint Technology Co., Ltd.                                  1,093,776    780,038       0.0%
#   Toung Loong Textile Manufacturing                               684,000  1,794,705       0.0%
*   TPK Holding Co., Ltd.                                         2,101,000  6,940,593       0.1%
    Trade-Van Information Services Co.                              234,000    228,550       0.0%
#   TrueLight Corp.                                                 550,700    621,216       0.0%
#   Tsang Yow Industrial Co., Ltd.                                  460,000    679,946       0.0%
    Tsann Kuen Enterprise Co., Ltd.                                 305,686    236,155       0.0%
#   TSC Auto ID Technology Co., Ltd.                                185,700  1,358,175       0.0%
#*  TSEC Corp.                                                    1,827,000    697,301       0.0%
#   TSRC Corp.                                                    4,673,200  5,357,457       0.1%
#   Ttet Union Corp.                                                300,000    895,274       0.0%
    TTFB Co., Ltd.                                                   68,000    504,320       0.0%
#   TTY Biopharm Co., Ltd.                                        1,835,979  5,668,446       0.1%
    Tung Ho Steel Enterprise Corp.                                5,832,000  4,691,252       0.1%
#   Tung Thih Electronic Co., Ltd.                                  466,600  3,030,258       0.1%
#   TURVO International Co., Ltd.                                   369,112  1,476,468       0.0%
*   TWi Pharmaceuticals, Inc.                                       159,000    339,041       0.0%
#   TXC Corp.                                                     2,214,053  2,960,769       0.1%
#   TYC Brother Industrial Co., Ltd.                              1,595,980  1,826,370       0.0%
*   Tycoons Group Enterprise                                      2,826,182    568,785       0.0%
    Tyntek Corp.                                                  2,073,039    956,539       0.0%
    U-Ming Marine Transport Corp.                                 3,098,000  3,676,457       0.1%
    UDE Corp.                                                       486,000    970,435       0.0%
#   Ultra Chip, Inc.                                                419,000    583,170       0.0%
    Unimicron Technology Corp.                                   10,002,000  5,708,186       0.1%
#   Union Bank Of Taiwan                                          7,745,149  2,311,564       0.1%
#*  Union Insurance Co., Ltd.                                       467,660    262,968       0.0%
    Unitech Computer Co., Ltd.                                      637,804    421,018       0.0%
#*  Unitech Printed Circuit Board Corp.                           3,589,370  1,697,206       0.0%
    United Integrated Services Co., Ltd.                          1,659,439  2,972,905       0.1%
#   United Orthopedic Corp.                                         720,935  1,633,238       0.0%
#   United Radiant Technology                                       669,000    348,359       0.0%
#   Unity Opto Technology Co., Ltd.                               2,457,500    970,273       0.0%
    Univacco Technology, Inc.                                        32,000     20,269       0.0%
    Universal Cement Corp.                                        2,745,433  2,125,944       0.0%
#   Universal Microwave Technology, Inc.                            329,000    849,122       0.0%
    Unizyx Holding Corp.                                          2,738,430  1,308,543       0.0%
    UPC Technology Corp.                                          5,156,233  2,866,074       0.1%
#   Userjoy Technology Co., Ltd.                                    202,991    615,878       0.0%
    USI Corp.                                                     5,916,408  2,924,555       0.1%
#   Usun Technology Co., Ltd.                                       477,000    847,727       0.0%
#*  Utechzone Co., Ltd.                                             390,000    679,053       0.0%
#   Ve Wong Corp.                                                   621,696    514,219       0.0%
*   Via Technologies, Inc.                                        1,280,000    463,270       0.0%
#   Victory New Materials, Ltd. Co.                                 640,200  1,002,274       0.0%
#   Visual Photonics Epitaxy Co., Ltd.                            1,313,772  2,923,217       0.1%
    Vivotek, Inc.                                                    94,000    330,502       0.0%
    Voltronic Power Technology Corp.                                 14,000    263,813       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                         PERCENTAGE
                                                                   SHARES    VALUE++   OF NET ASSETS**
                                                                 ---------- ---------- ---------------
TAIWAN -- (Continued)
#*  Wafer Works Corp.                                             3,191,746 $3,990,371       0.1%
#   Waffer Technology Co., Ltd.                                     705,000    417,819       0.0%
*   Wah Hong Industrial Corp.                                       182,021    129,467       0.0%
    Wah Lee Industrial Corp.                                      1,218,000  2,137,131       0.0%
    Walsin Technology Corp.                                       2,459,793  6,351,856       0.1%
#   Walton Advanced Engineering, Inc.                             2,069,197  1,099,846       0.0%
    WAN HWA Enterprise Co.                                          761,812    333,520       0.0%
    Waterland Financial Holdings Co., Ltd.                       14,142,370  4,291,100       0.1%
*   Wei Chuan Foods Corp.                                         1,726,000  1,155,871       0.0%
#   Weikeng Industrial Co., Ltd.                                  1,890,980  1,122,546       0.0%
#   Well Shin Technology Co., Ltd.                                  572,000  1,185,771       0.0%
    Wha Yu Industrial Co., Ltd.                                     301,000    179,878       0.0%
    Winmate, Inc.                                                   225,000    436,458       0.0%
#   Winstek Semiconductor Co., Ltd.                                 227,000    187,279       0.0%
    Wintek Corp.                                                  5,447,000     61,966       0.0%
#   Wisdom Marine Lines Co., Ltd.                                 2,498,954  2,238,386       0.1%
#   Wisechip Semiconductor, Inc.                                    137,302    539,907       0.0%
    Wistron NeWeb Corp.                                           1,949,796  5,599,260       0.1%
    Wowprime Corp.                                                  456,000  2,291,790       0.1%
    WT Microelectronics Co., Ltd.                                 3,041,903  4,811,090       0.1%
    WUS Printed Circuit Co., Ltd.                                 1,786,700  1,123,410       0.0%
#   XAC Automation Corp.                                            553,000    901,867       0.0%
    XPEC Entertainment, Inc.                                        192,135     15,799       0.0%
#   Xxentria Technology Materials Corp.                             851,207  1,806,957       0.0%
    Yageo Corp.                                                      88,851    705,790       0.0%
*   Yang Ming Marine Transport Corp.                              5,358,607  2,197,431       0.0%
    YC Co., Ltd.                                                  3,093,453  1,410,502       0.0%
    YC INOX Co., Ltd.                                             2,446,388  2,090,008       0.0%
#   YCC Parts Manufacturing Co., Ltd.                               204,000    287,641       0.0%
    YeaShin International Development Co., Ltd.                     946,215    508,254       0.0%
#   Yeong Guan Energy Technology Group Co., Ltd.                    754,929  1,743,197       0.0%
#   YFC-Boneagle Electric Co., Ltd.                                 662,000  1,210,330       0.0%
*   YFY, Inc.                                                     9,029,212  3,534,117       0.1%
    Yi Jinn Industrial Co., Ltd.                                  1,624,284    673,295       0.0%
#   Yieh Phui Enterprise Co., Ltd.                                8,172,508  3,119,343       0.1%
#   Yonyu Plastics Co., Ltd.                                        497,600    536,386       0.0%
#*  Young Fast Optoelectronics Co., Ltd.                            866,872    497,664       0.0%
#*  Young Optics, Inc.                                              409,111    892,015       0.0%
#   Youngtek Electronics Corp.                                      769,666  1,437,288       0.0%
    Yuanta Futures Co., Ltd.                                        104,000    142,765       0.0%
#   Yung Chi Paint & Varnish Manufacturing Co., Ltd.                466,869  1,231,302       0.0%
    Yungshin Construction & Development Co., Ltd.                   723,000    765,471       0.0%
#   YungShin Global Holding Corp.                                 1,369,015  1,820,093       0.0%
#   Yungtay Engineering Co., Ltd.                                 2,760,000  5,489,984       0.1%
    Zeng Hsing Industrial Co., Ltd.                                 419,107  1,752,017       0.0%
    Zenitron Corp.                                                1,364,000    845,794       0.0%
#   Zero One Technology Co., Ltd.                                   706,000    467,196       0.0%
#   Zig Sheng Industrial Co., Ltd.                                3,408,732  1,374,669       0.0%
#   Zinwell Corp.                                                 2,264,586  2,281,871       0.1%
#   Zippy Technology Corp.                                          887,948  1,069,135       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                             PERCENTAGE
                                                                   SHARES      VALUE++     OF NET ASSETS**
                                                                 ---------- -------------- ---------------
TAIWAN -- (Continued)
    ZongTai Real Estate Development Co., Ltd.                     1,275,277 $      783,301       0.0%
                                                                            --------------      ----
TOTAL TAIWAN                                                                 1,255,602,134      17.3%
                                                                            --------------      ----
THAILAND -- (3.4%)
    AAPICO Hitech PCL(B013KZ2)                                      110,000        121,689       0.0%
    AAPICO Hitech PCL(B013L48)                                      986,440      1,091,260       0.0%
    Advanced Information Technology PCL Class F                     478,800        403,564       0.0%
    AEON Thana Sinsap Thailand PCL(B01KHP2)                          74,500        239,961       0.0%
    AEON Thana Sinsap Thailand PCL(B01KHN0)                         142,500        458,986       0.0%
*   AJ Advance Technology PCL Class F                             9,170,200        154,585       0.0%
    AJ Plast PCL                                                  1,367,388        572,146       0.0%
*   Amarin Printing & Publishing PCL                                 74,500         11,998       0.0%
    Amata Corp. PCL                                               4,760,710      3,081,134       0.1%
    Ananda Development PCL                                       14,870,700      2,663,476       0.0%
    AP Thailand PCL                                              12,165,116      3,259,167       0.1%
*   Apex Development PCL                                              3,536             53       0.0%
    Asia Aviation PCL                                            13,800,800      2,658,793       0.0%
*   Asia Capital Group PCL                                          915,600        463,037       0.0%
    Asia Plus Group Holdings PCL                                  8,667,900      1,075,007       0.0%
    Asia Sermkij Leasing PCL                                      1,013,200        741,143       0.0%
    Asian Insulators PCL                                         12,731,600         96,311       0.0%
    Asian Phytoceuticals PCL                                        740,215         27,407       0.0%
    Bangchak Corp. PCL                                              713,600        896,833       0.0%
    Bangkok Airways PCL                                           5,169,600      2,863,355       0.1%
    Bangkok Aviation Fuel Services PCL                            1,869,746      2,729,762       0.1%
    Bangkok Chain Hospital PCL                                    8,974,737      4,457,651       0.1%
    Bangkok Insurance PCL                                           180,181      1,958,017       0.0%
    Bangkok Land PCL                                             69,717,370      3,882,515       0.1%
    Bangkok Ranch PCL                                             3,554,600        866,715       0.0%
    Beauty Community PCL                                          9,335,600      5,030,320       0.1%
    BEC World PCL                                                 6,929,900      3,629,749       0.1%
    Better World Green PCL                                       13,156,000        697,007       0.0%
    Big Camera Corp. PCL                                         12,340,900      1,344,794       0.0%
    BJC Heavy Industries PCL Class F                              3,770,200        401,761       0.0%
    Buriram Sugar PCL Class F                                     1,777,500        545,771       0.0%
    Cal-Comp Electronics Thailand PCL Class F                    15,779,744      1,653,026       0.0%
    CH Karnchang PCL                                              4,056,400      3,327,420       0.1%
    Charoong Thai Wire & Cable PCL Class F                          967,100        294,031       0.0%
    Christiani & Nielsen Thai Class F                             2,930,600        333,464       0.0%
    Chularat Hospital PCL Class F                                39,587,000      3,098,320       0.1%
*   CIMB Thai Bank PCL                                            4,505,700        150,552       0.0%
    CK Power PCL                                                 21,430,690      2,799,795       0.1%
    COL PCL                                                         542,400      1,224,564       0.0%
    Com7 PCL Class F                                              3,060,100      1,427,801       0.0%
*   Country Group Development PCL                                22,167,700        847,471       0.0%
    Country Group Holdings PCL Class F                            7,918,400        355,160       0.0%
    CS Loxinfo PCL                                                1,380,600        320,007       0.0%
*   Demco PCL                                                     1,971,100        373,809       0.0%
    Dhipaya Insurance PCL                                         1,127,300      1,688,235       0.0%
    Diamond Building Products PCL                                 1,189,200        205,837       0.0%
    Dusit Thani PCL                                                 114,500         40,671       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                         PERCENTAGE
                                                                   SHARES    VALUE++   OF NET ASSETS**
                                                                 ---------- ---------- ---------------
THAILAND -- (Continued)
    Dynasty Ceramic PCL                                          21,468,080 $2,623,733       0.0%
    Eastern Polymer Group PCL Class F                             7,688,000  2,661,409       0.0%
    Eastern Printing PCL(B13J3B2)                                   795,912    172,503       0.0%
    Eastern Printing PCL(B13J3C3)                                    39,796      8,625       0.0%
    Eastern Water Resources Development and Management PCL
      Class F                                                     5,072,600  1,878,175       0.0%
    Energy Earth PCL                                              4,765,400    157,077       0.0%
    Erawan Group PCL (The)                                        9,343,170  2,010,947       0.0%
*   Esso Thailand PCL                                             9,987,700  4,599,994       0.1%
    Forth Corp. PCL                                               2,127,000    477,006       0.0%
    Forth Smart Service PCL                                       2,437,600  1,540,927       0.0%
    Fortune Parts Industry PCL                                    2,866,200    400,336       0.0%
*   G J Steel PCL                                                13,123,180    165,916       0.0%
    GFPT PCL                                                      4,326,100  2,409,177       0.0%
*   GMM Grammy PCL                                                   90,260     35,050       0.0%
    Golden Land Property Development PCL                          8,121,900  2,347,087       0.0%
    Grand Canal Land PCL                                          6,184,900    379,807       0.0%
*   Grande Asset Hotels & Property PCL                              861,875     33,209       0.0%
    Group Lease PCL                                                 132,500     36,495       0.0%
    Hana Microelectronics PCL                                     2,468,496  3,622,492       0.1%
    ICC International PCL                                           204,600    232,500       0.0%
*   Ichitan Group PCL                                             4,085,100  1,039,106       0.0%
*   Inter Far East Energy Corp. Class F                           4,679,700    163,761       0.0%
    Interlink Communication PCL                                   1,050,800    509,268       0.0%
*   International Engineering PCL                                39,494,487      4,518       0.0%
    Italian-Thai Development PCL                                 15,350,427  1,876,061       0.0%
    Jasmine International PCL                                    14,444,500  3,304,582       0.1%
    Jaymart PCL                                                   2,350,195  1,245,136       0.0%
    JSP Property PCL                                              2,885,000     75,555       0.0%
    Jubilee Enterprise PCL                                           73,600     53,394       0.0%
    Kang Yong Electric PCL                                           50,800    724,840       0.0%
    Karmarts PCL                                                  2,840,200    713,897       0.0%
    Kaset Thai International Sugar Corp. PCL                         93,100     19,337       0.0%
    KGI Securities Thailand PCL                                   8,126,000  1,095,860       0.0%
    Khon Kaen Sugar Industry PCL                                 13,765,690  1,864,708       0.0%
    Khonburi Sugar PCL                                              178,500     37,344       0.0%
    Krungthai Card PCL                                              752,000  3,112,583       0.1%
    L.P.N Development PCL                                           136,400     53,788       0.0%
    Laguna Resorts & Hotels PCL                                     197,000    154,184       0.0%
    Lam Soon Thailand PCL                                         1,467,700    360,077       0.0%
    Lanna Resources PCL                                           1,833,750    794,883       0.0%
    LH Financial Group PCL                                       54,336,539  2,878,757       0.1%
    Loxley PCL                                                    7,709,376    742,625       0.0%
    LPN Development PCL                                           7,399,203  2,917,807       0.1%
    Major Cineplex Group PCL                                      2,766,800  2,706,833       0.0%
    Malee Group PCL                                                 694,400    909,284       0.0%
    Maybank Kim Eng Securities Thailand PCL                         974,300    648,165       0.0%
    MBK PCL                                                       6,741,500  4,768,972       0.1%
    MC Group PCL                                                  2,617,400  1,237,001       0.0%
*   MCOT PCL                                                      2,430,500    899,914       0.0%
    MCS Steel PCL                                                 2,032,100  1,003,204       0.0%
    Mega Lifesciences PCL                                         3,114,000  3,937,026       0.1%
*   Millcon Steel PCL                                               864,900     45,302       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                         PERCENTAGE
                                                                   SHARES    VALUE++   OF NET ASSETS**
                                                                 ---------- ---------- ---------------
THAILAND -- (Continued)
    MK Real Estate Development PCL                                1,885,900 $  214,591       0.0%
    MK Restaurants Group PCL                                         17,100     38,992       0.0%
    Modernform Group PCL                                          2,352,200    354,034       0.0%
    Mono Technology PCL Class F                                  10,763,800  1,419,189       0.0%
    Muang Thai Insurance PCL                                         61,288    253,675       0.0%
    Muramoto Electron Thailand PCL                                   14,000     98,194       0.0%
    Namyong Terminal PCL                                          3,803,800    721,371       0.0%
*   Nation Multimedia Group PCL                                  13,009,700    238,890       0.0%
*   Noble Development PCL                                           697,400    277,113       0.0%
    Padaeng Industry PCL                                            922,600    826,230       0.0%
    PCS Machine Group Holding PCL                                 1,004,500    201,081       0.0%
    Plan B Media Pcl                                              3,993,900    853,603       0.0%
    Platinum Group PCL (The) Class F                              3,835,400  1,039,091       0.0%
    Polyplex Thailand PCL                                         2,972,850  1,252,857       0.0%
*   Precious Shipping PCL                                         5,272,000  1,698,085       0.0%
    Premier Marketing PCL                                         2,479,700  1,089,814       0.0%
*   Principal Capital PCL                                         1,066,000    165,259       0.0%
    Property Perfect PCL                                         28,255,000    791,004       0.0%
    Pruksa Holding PCL                                            1,390,700  1,057,049       0.0%
    PTG Energy PCL                                                4,974,400  3,593,787       0.1%
    Quality Houses PCL                                           41,549,126  3,677,135       0.1%
    Raimon Land PCL                                              11,010,600    374,533       0.0%
    Ratchthani Leasing PCL                                        9,187,800  2,641,285       0.0%
*   Regional Container Lines PCL                                  4,686,700  1,178,024       0.0%
    Rojana Industrial Park PCL                                    8,422,711  1,533,937       0.0%
*   RS PCL                                                        2,885,400  1,928,232       0.0%
    S 11 Group PCL                                                  987,600    261,616       0.0%
    Saha Pathana Inter-Holding PCL                                  680,300  1,413,025       0.0%
    Saha-Union PCL                                                  743,600  1,001,689       0.0%
    Sahaviriya Steel Industries PCL                              87,225,900     24,682       0.0%
    Samart Corp. PCL                                              3,038,600  1,170,803       0.0%
*   Samart Digital Public Co., Ltd.                              14,993,100    293,363       0.0%
    Samart Telcoms PCL                                            2,020,600    930,619       0.0%
    Sansiri PCL                                                  48,841,510  3,528,586       0.1%
    Sappe PCL                                                       801,000    795,695       0.0%
    SC Asset Corp PCL                                            16,086,615  1,646,433       0.0%
    Scan Inter PCL Class F                                        3,602,500    634,396       0.0%
    Siam Future Development PCL                                   6,020,273  1,313,877       0.0%
    Siam Wellness Group PCL                                       1,331,100    669,156       0.0%
    Siamgas & Petrochemicals PCL                                  2,924,700  1,980,908       0.0%
*   Singha Estate PCL                                            23,740,200  2,772,787       0.1%
    Sino-Thai Engineering & Construction PCL                      4,485,500  3,348,597       0.1%
    SNC Former PCL                                                  141,800     61,040       0.0%
    Somboon Advance Technology PCL                                1,523,137    939,925       0.0%
    SPCG PCL                                                      2,651,200  1,995,184       0.0%
    Sri Ayudhya Capital PCL                                         265,500    241,763       0.0%
    Sri Trang Agro-Industry PCL                                   5,194,308  1,985,783       0.0%
    Sriracha Construction PCL                                       932,200    603,320       0.0%
    Srithai Superware PCL                                        10,647,500    557,696       0.0%
*   Stars Microelectronics Thailand PCL                           2,352,400    260,591       0.0%
    STP & I PCL                                                   7,522,564  1,517,194       0.0%
    Sub Sri Thai PCL                                                459,030    125,052       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                         PERCENTAGE
                                                                   SHARES    VALUE++   OF NET ASSETS**
                                                                 ---------- ---------- ---------------
THAILAND -- (Continued)
    Supalai PCL                                                   6,010,833 $4,451,129       0.1%
*   Superblock PCL                                               78,649,300  2,959,411       0.1%
    Susco PCL                                                     1,295,200    159,853       0.0%
    SVI PCL                                                       7,597,600  1,189,269       0.0%
*   Symphony Communication PCL                                      275,275     98,608       0.0%
    Synnex Thailand PCL                                           1,974,300    950,897       0.0%
    Syntec Construction PCL                                       4,454,200    824,604       0.0%
    Taokaenoi Food & Marketing PCL                                4,512,380  3,497,706       0.1%
    Tapaco PCL                                                      895,000    557,691       0.0%
*   Tata Steel Thailand PCL                                      25,940,100    780,858       0.0%
    Thai Agro Energy PCL Class F                                    378,870     31,706       0.0%
*   Thai Airways International PCL(6364971)                         141,400     79,170       0.0%
*   Thai Airways International PCL(6888868)                       6,131,500  3,433,049       0.1%
    Thai Central Chemical PCL                                       295,800    458,570       0.0%
    Thai Metal Trade PCL                                          1,176,100    577,075       0.0%
    Thai Nakarin Hospital PCL                                       228,700    261,607       0.0%
*   Thai President Foods PCL                                          1,430      8,029       0.0%
    Thai Rayon PCL                                                   24,500     42,038       0.0%
    Thai Reinsurance PCL                                         11,399,900    655,443       0.0%
    Thai Solar Energy PCL Class F                                 3,527,900    562,850       0.0%
    Thai Stanley Electric PCL Class F                               206,600  1,399,308       0.0%
    Thai Steel Cable PCL                                              3,400      1,116       0.0%
    Thai Vegetable Oil PCL                                        2,332,375  1,948,326       0.0%
    Thai Wacoal PCL                                                  78,000    111,529       0.0%
    Thai Wah PCL Class F                                          2,667,600    766,875       0.0%
    Thai-German Ceramic Industry PCL                              3,827,900    271,940       0.0%
    Thaicom PCL                                                   3,285,000  1,364,630       0.0%
    Thaifoods Group PCL Class F                                   6,189,900  1,127,300       0.0%
    Thaire Life Assurance PCL Class F                             2,021,900    590,380       0.0%
    Thitikorn PCL                                                 1,340,200    701,971       0.0%
    Thoresen Thai Agencies PCL                                    7,998,654  2,335,549       0.0%
    TICON Industrial Connection PCL Class F                       6,812,884  3,424,900       0.1%
    Tipco Asphalt PCL                                             3,341,400  2,253,081       0.0%
    TIPCO Foods PCL                                               1,507,382    748,700       0.0%
    TPBI Public Co.                                                  41,000     14,687       0.0%
    TPC Power Holdings Co., Ltd.                                  1,595,300    787,565       0.0%
    TPI Polene PCL                                               66,432,800  4,479,514       0.1%
    TRC Construction PCL                                         27,413,585    924,239       0.0%
    TTCL PCL(B5ML0D8)                                             1,350,871    837,686       0.0%
    TTCL PCL(BWY4Y10)                                             1,474,000    914,040       0.0%
    TTW PCL                                                      11,977,000  3,929,840       0.1%
*   U City PCL                                                   72,671,400     87,503       0.0%
    Unique Engineering & Construction PCL                         3,611,670  1,924,340       0.0%
    United Paper PCL                                              2,703,000    724,163       0.0%
*   United Power of Asia PCL Class F                                500,000      7,375       0.0%
    Univanich Palm Oil PCL                                        1,141,800    288,715       0.0%
    Univentures PCL                                               8,030,500  2,997,538       0.1%
    Vanachai Group PCL                                            5,285,059  1,909,112       0.0%
    VGI Global Media PCL                                         18,053,300  3,342,197       0.1%
    Vibhavadi Medical Center PCL                                 41,437,700  3,467,694       0.1%
    Vinythai PCL                                                  3,393,934  2,114,823       0.0%
    WHA Corp. PCL                                                42,643,900  4,929,337       0.1%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                           PERCENTAGE
                                                                   SHARES     VALUE++    OF NET ASSETS**
                                                                 ---------- ------------ ---------------
THAILAND -- (Continued)
    Workpoint Entertainment PCL                                   1,187,340 $  3,502,689       0.1%
                                                                            ------------       ---
TOTAL THAILAND                                                               263,653,427       3.6%
                                                                            ------------       ---
TURKEY -- (1.6%)
#   Adana Cimento Sanayii TAS Class A                               587,143      992,430       0.0%
#*  Afyon Cimento Sanayi TAS                                        787,583    1,689,574       0.0%
    Akcansa Cimento A.S.                                            444,909    1,332,870       0.0%
#*  Akenerji Elektrik Uretim A.S.                                 3,042,841      739,769       0.0%
    Aksa Akrilik Kimya Sanayii A.S.                                 775,850    2,733,857       0.1%
#*  Aksa Enerji Uretim A.S.                                       1,281,065    1,160,648       0.0%
*   Aksigorta A.S.                                                  832,551      687,622       0.0%
#   Alarko Holding A.S.                                           1,439,294    2,834,165       0.1%
    Albaraka Turk Katilim Bankasi A.S.                            4,195,697    1,440,090       0.0%
    Alkim Alkali Kimya A.S.                                         113,974      739,379       0.0%
    Anadolu Anonim Turk Sigorta Sirketi                           2,035,741    1,536,105       0.0%
    Anadolu Cam Sanayii A.S.                                      2,723,152    1,718,503       0.0%
    Anadolu Hayat Emeklilik A.S.                                    902,314    1,606,192       0.0%
#   AvivaSA Emeklilik ve Hayat A.S. Class A                          29,571      145,909       0.0%
    Aygaz A.S.                                                      644,297    2,739,349       0.1%
#*  Bagfas Bandirma Gubre Fabrikalari A.S.                          439,998    1,217,265       0.0%
#*  Baticim Bati Anadolu Cimento Sanayii A.S.                       419,684      921,847       0.0%
#*  Bera Holding A.S.                                             1,261,935      783,026       0.0%
#*  Besiktas Futbol Yatirimlari Sanayi ve Ticaret A.S.            1,361,900    1,620,361       0.0%
#*  Bizim Toptan Satis Magazalari A.S.                              541,507    1,168,011       0.0%
#   Bolu Cimento Sanayii A.S.                                       487,559      753,509       0.0%
#   Borusan Mannesmann Boru Sanayi ve Ticaret A.S.                  574,604    1,703,421       0.0%
    Borusan Yatirim ve Pazarlama A.S.                                 3,775       41,563       0.0%
#*  Boyner Perakende Ve Tekstil Yatirimlari A.S.                    320,235      715,077       0.0%
#*  Brisa Bridgestone Sabanci Sanayi ve Ticaret A.S.                474,006      925,767       0.0%
#   Bursa Cimento Fabrikasi A.S.                                    276,208      401,736       0.0%
#   Celebi Hava Servisi A.S.                                         60,471      558,047       0.0%
    Cimsa Cimento Sanayi VE Ticaret A.S.                            534,817    2,022,046       0.1%
#*  Deva Holding A.S.                                               356,487      405,784       0.0%
#*  Dogan Sirketler Grubu Holding A.S.                           10,670,217    2,594,439       0.1%
#*  Dogus Otomotiv Servis ve Ticaret A.S.                           484,393    1,071,645       0.0%
#   Eczacibasi Yatirim Holding Ortakligi A.S.                       346,482    1,046,161       0.0%
#   EGE Endustri VE Ticaret A.S.                                     13,202    1,033,341       0.0%
    EGE Seramik Sanayi ve Ticaret A.S.                              274,358      332,438       0.0%
#   EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi
      ve Ticaret A.S.                                             1,804,201    2,197,836       0.1%
    Erbosan Erciyas Boru Sanayii ve Ticaret A.S.                     37,733      755,172       0.0%
#*  Fenerbahce Futbol A.S.                                           84,211      767,324       0.0%
#*  Galatasaray Sportif Sinai ve Ticari Yatirimlar A.S.             587,957    1,288,227       0.0%
#*  Global Yatirim Holding A.S.                                   2,085,182    1,800,638       0.0%
#   Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S.             47,262      913,390       0.0%
#   Goodyear Lastikleri TAS                                         960,540    1,099,405       0.0%
#*  Gozde Girisim Sermayesi Yatirim Ortakligi A.S.                  641,876      652,552       0.0%
#*  GSD Holding AS                                                5,021,010    1,034,497       0.0%
#*  Gubre Fabrikalari TAS                                         1,234,045    1,538,606       0.0%
#   Hektas Ticaret TAS                                              381,044      756,461       0.0%
#*  Ihlas Holding A.S.                                            8,173,996    1,319,055       0.0%
    Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret
      A.S.                                                          316,810      938,354       0.0%

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                            PERCENTAGE
                                                                  SHARES      VALUE++     OF NET ASSETS**
                                                                 --------- -------------- ---------------
TURKEY -- (Continued)
#*  Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim A.S.          678,189 $    1,090,416       0.0%
*   Is Finansal Kiralama A.S.                                    1,096,350        460,117       0.0%
    Is Yatirim Menkul Degerler A.S. Class A                        327,522        184,144       0.0%
#*  Izmir Demir Celik Sanayi A.S.                                1,207,226      1,052,238       0.0%
#*  Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class A  2,124,050      1,413,913       0.0%
#*  Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class B    909,737        716,118       0.0%
*   Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S. Class D  7,346,390      4,699,759       0.1%
#*  Karsan Otomotiv Sanayii Ve Ticaret A.S.                      3,339,699      1,835,546       0.0%
#   Kartonsan Karton Sanayi ve Ticaret A.S.                          8,476        631,664       0.0%
#   Konya Cimento Sanayii A.S.                                      14,237        991,347       0.0%
    Kordsa Global Endustriyel Iplik ve Kord Bezi Sanayi ve
      Ticaret A.S.                                                 384,609        737,250       0.0%
#*  Koza Altin Isletmeleri A.S.                                    226,641      1,968,939       0.1%
#*  Koza Anadolu Metal Madencilik Isletmeleri A.S.                 831,604      1,349,241       0.0%
*   Logo Yazilim Sanayi Ve Ticaret A.S.                             77,753      1,229,640       0.0%
#   Mardin Cimento Sanayii ve Ticaret A.S.                         379,497        441,669       0.0%
#*  Metro Ticari ve Mali Yatirimlar Holding A.S.                 2,397,037        633,227       0.0%
#*  Migros Ticaret A.S.                                            384,519      2,649,513       0.1%
#*  NET Holding A.S.                                             2,565,320      1,400,280       0.0%
#*  Netas Telekomunikasyon A.S.                                    793,869      3,512,034       0.1%
    Nuh Cimento Sanayi A.S.                                        390,083      1,008,658       0.0%
#   Otokar Otomotiv Ve Savunma Sanayi A.S.                          80,887      2,351,372       0.1%
#*  Park Elektrik Uretim Madencilik Sanayi ve Ticaret A.S.         882,262        986,117       0.0%
#*  Parsan Makina Parcalari Sanayii A.S.                           126,184        342,107       0.0%
*   Pegasus Hava Tasimaciligi A.S.                                 215,199      1,703,134       0.0%
    Pinar Entegre Et ve Un Sanayi A.S.                             152,148        391,585       0.0%
    Pinar SUT Mamulleri Sanayii A.S.                               143,024        507,321       0.0%
#   Polisan Holding A.S.                                            95,763        209,521       0.0%
#   Polyester Sanayi A.S.                                          505,365        903,797       0.0%
#   Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A.S.          1,375,409      1,063,918       0.0%
#*  Sekerbank TAS                                                3,227,730      1,304,936       0.0%
    Selcuk Ecza Deposu Ticaret ve Sanayi A.S.                    1,287,294      1,249,399       0.0%
    Soda Sanayii A.S.                                            2,928,748      4,054,675       0.1%
#   Tat Gida Sanayi A.S.                                           747,482      1,100,964       0.0%
    TAV Havalimanlari Holding A.S.                                 252,209      1,257,428       0.0%
    Tekfen Holding A.S.                                          1,560,177      5,278,154       0.1%
*   Teknosa Ic Ve Dis Ticaret A.S.                                 238,336        351,542       0.0%
    Trakya Cam Sanayii A.S.                                      4,358,170      4,729,481       0.1%
#*  Tumosan Motor ve Traktor Sanayi A.S.                           114,411        223,991       0.0%
#*  Turcas Petrol A.S.                                           1,214,852        895,481       0.0%
    Turk Traktor ve Ziraat Makineleri A.S.                          89,003      1,778,407       0.0%
    Turkiye Sinai Kalkinma Bankasi A.S.                          9,909,435      3,580,447       0.1%
    Ulker Biskuvi Sanayi A.S.                                       45,217        241,463       0.0%
#*  Vestel Elektronik Sanayi ve Ticaret A.S.                       834,662      2,176,726       0.1%
*   Yatas Yatak ve Yorgan Sanayi ve Ticaret A.S.                   214,818      1,372,199       0.0%
#*  Zorlu Enerji Elektrik Uretim A.S.                            7,974,005      3,436,552       0.1%
                                                                           --------------      ----
TOTAL TURKEY                                                                  125,969,893       1.7%
                                                                           --------------      ----
TOTAL COMMON STOCKS                                                         7,063,396,796      97.4%
                                                                           --------------      ----

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                           PERCENTAGE
                                                                   SHARES     VALUE++    OF NET ASSETS**
                                                                 ---------- ------------ ---------------
PREFERRED STOCKS -- (1.4%)
BRAZIL -- (1.3%)
    AES Tiete Energia SA                                              7,992 $      6,401       0.0%
    Alpargatas SA                                                 1,473,274    7,791,288       0.1%
    Banco ABC Brasil SA                                             805,684    4,420,881       0.1%
    Banco do Estado do Rio Grande do Sul SA Class B               1,985,245    9,248,658       0.1%
*   Banco Pan SA                                                  1,888,240    1,142,884       0.0%
*   Banco Pine SA                                                   282,703      279,998       0.0%
*   Centrais Eletricas Santa Catarina                                79,600      492,010       0.0%
    Cia de Gas de Sao Paulo--COMGAS Class A                         239,176    3,684,918       0.1%
    Cia de Saneamento do Parana                                   1,025,701    3,401,967       0.0%
    Cia de Transmissao de Energia Eletrica Paulista                 480,058    9,758,768       0.1%
    Cia Energetica de Minas Gerais                                5,525,729   13,057,159       0.2%
    Cia Energetica de Sao Paulo Class B                           1,692,700    6,726,714       0.1%
    Cia Energetica do Ceara Class A                                 119,639    1,922,606       0.0%
    Cia Ferro Ligas da Bahia--FERBASA                               445,049    2,299,186       0.0%
    Cia Paranaense de Energia                                       857,600    6,551,348       0.1%
    Eletropaulo Metropolitana Eletricidade de Sao Paulo SA        1,033,299    4,655,894       0.1%
    Eucatex SA Industria e Comercio                                 160,378      180,905       0.0%
*   Gol Linhas Aereas Inteligentes SA                               302,148    1,279,232       0.0%
    Grazziotin SA                                                     5,500       49,396       0.0%
    Marcopolo SA                                                  4,905,253    5,952,941       0.1%
    Randon SA Implementos e Participacoes                         2,004,657    4,271,225       0.1%
    Unipar Carbocloro SA Class B                                    276,095    1,107,316       0.0%
*   Usinas Siderurgicas de Minas Gerais SA Class A                4,124,699   11,108,305       0.1%
                                                                            ------------       ---
TOTAL BRAZIL                                                                  99,390,000       1.3%
                                                                            ------------       ---
CHILE -- (0.1%)
    Coca-Cola Embonor SA Class B                                    520,873    1,427,866       0.0%
    Embotelladora Andina SA Class B                                 547,763    2,767,331       0.1%
                                                                            ------------       ---
TOTAL CHILE                                                                    4,195,197       0.1%
                                                                            ------------       ---
COLOMBIA -- (0.0%)
    Avianca Holdings SA                                           2,735,146    2,400,631       0.0%
    Banco Davivienda SA                                              34,310      338,132       0.0%
                                                                            ------------       ---
TOTAL COLOMBIA                                                                 2,738,763       0.0%
                                                                            ------------       ---
INDIA -- (0.0%)
    UPL, Ltd., 5.000%                                               620,778      143,762       0.0%
                                                                            ------------       ---
TOTAL PREFERRED STOCKS                                                       106,467,722       1.4%
                                                                            ------------       ---
RIGHTS/WARRANTS -- (0.0%)
BRAZIL -- (0.0%)
*   Cia Energetica de Minas Gerais Rights 11/29/17(BD6JBC0)         877,907      311,305       0.0%
*   Cia Energetica de Minas Gerais Rights 11/29/17(BD6JB86)          18,332        5,380       0.0%
*   Helbor Empreendimentos SA Rights 11/16/17                       688,783       10,527       0.0%
                                                                            ------------       ---
TOTAL BRAZIL                                                                     327,212       0.0%
                                                                            ------------       ---
CHILE -- (0.0%)
*   Cia Sud Americana de Vapores SA Rights 11/08/17              23,963,684      222,147       0.0%
                                                                            ------------       ---

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                                                              PERCENTAGE
                                                                    SHARES      VALUE++     OF NET ASSETS**
                                                                  ---------- -------------- ---------------
HONG KONG -- (0.0%)
*    Shougang Concord International Enterprises Co., Ltd. Rights
       11/08/17                                                   20,776,000 $       10,653        0.0%
                                                                             --------------      -----
INDIA -- (0.0%)
*    HCL Infosystems, Ltd. Rights 10/31/17                           286,962          3,544        0.0%
*    Karur Vysya Bank, Ltd. (The) Rights 11/10/17                    393,260        309,041        0.0%
                                                                             --------------      -----
TOTAL INDIA                                                                         312,585        0.0%
                                                                             --------------      -----
MALAYSIA -- (0.0%)
*    Sunway Bhd Warrants 10/03/24                                    357,173         53,996        0.0%
                                                                             --------------      -----
POLAND -- (0.0%)
*    Hawe SA Rights 09/30/15                                         846,548             --        0.0%
                                                                             --------------      -----
SOUTH KOREA -- (0.0%)
*    Dongkook Industrial Co., Ltd. Rights 12/05/17                   149,629         42,337        0.0%
#*   Finetex EnE, Inc. Rights 12/01/17                                15,310         17,082        0.0%
*    Hanwha Non Life Insurance Co., Ltd Rights 11/02/17               82,083         69,602        0.0%
*    Harim Co., Ltd. Rights 12/05/17                                 162,588        148,025        0.0%
*    Hyundai Pharmaceutical Co., Ltd. Rights 04/12/17                 22,904         10,120        0.0%
*    Iones Co., Ltd. Rights 12/05/17                                  15,138         35,131        0.0%
*    Sunjin Co., Ltd. Rights 11/09/17                                 34,151        105,164        0.0%
                                                                             --------------      -----
TOTAL SOUTH KOREA                                                                   427,461        0.0%
                                                                             --------------      -----
TAIWAN -- (0.0%)
*    Materials Analysis Technology, Inc. Rights 11/12/17              30,703          5,294        0.0%
*    Ta Chen Stainless PIpe Co. Rights 12/11/17                      381,958         13,931        0.0%
*    TSEC Corp. Rights 11/15/17                                      171,206          5,677        0.0%
*    Yang Ming Marine Transport Corp. Rights 11/17/17              1,369,375         15,891        0.0%
                                                                             --------------      -----
TOTAL TAIWAN                                                                         40,793        0.0%
                                                                             --------------      -----
THAILAND -- (0.0%)
*    SIM Rights 11/03/17                                          14,993,100         67,699        0.0%
*    Supalai PCL Warrants 10/19/17                                 1,757,258      1,089,691        0.0%
*    Superblock PCL 08/31/20                                       5,818,960         71,817        0.0%
                                                                             --------------      -----
TOTAL THAILAND                                                                    1,229,207        0.0%
                                                                             --------------      -----
TOTAL RIGHTS/WARRANTS                                                             2,624,054        0.0%
                                                                             --------------      -----
TOTAL INVESTMENT SECURITIES                                                   7,172,488,572
                                                                             --------------

                                                                                VALUE+
                                                                             --------------
SECURITIES LENDING COLLATERAL -- (7.5%)
(S)@ DFA Short Term Investment Fund                               50,518,649    584,551,292        8.1%
                                                                             --------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost $6,644,318,658)                          $7,757,039,864      106.9%
                                                                             ==============      =====

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


At October 31, 2017, The Emerging Markets Small Cap Series had entered into the following outstanding futures contracts:

                                                                                    UNREALIZED
                                     NUMBER OF EXPIRATION  NOTIONAL     MARKET     APPRECIATION
DESCRIPTION                          CONTRACTS    DATE      VALUE       VALUE     (DEPRECIATION)
-----------                          --------- ---------- ----------- ----------- --------------
LONG POSITION CONTRACTS:
Mini MSCI Emerging Markets Index(R)     650     12/15/17  $35,838,323 $36,536,500   $  698,177
S&P 500 Emini Index(R)                  115     12/15/17   14,359,518  14,793,025      433,507
                                                          ----------- -----------   ----------
TOTAL FUTURES CONTRACTS                                   $50,197,841 $51,329,525   $1,131,684
                                                          =========== ===========   ==========

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

Summary of the Series' investments as of October 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                               ----------------------------------------------------
                                  LEVEL 1        LEVEL 2     LEVEL 3     TOTAL
                               -------------- -------------- ------- --------------
Common Stocks
   Brazil                      $  550,520,155             --   --    $  550,520,155
   Chile                              981,740 $  132,574,707   --       133,556,447
   China                           89,180,547  1,137,915,529   --     1,227,096,076
   Colombia                        14,911,455             --   --        14,911,455
   Greece                                  --     25,217,545   --        25,217,545
   Hong Kong                               --      1,157,333   --         1,157,333
   Hungary                                 --      8,961,022   --         8,961,022
   India                           11,232,946  1,043,739,690   --     1,054,972,636
   Indonesia                          807,023    220,447,064   --       221,254,087
   Malaysia                            71,943    263,796,236   --       263,868,179
   Mexico                         170,986,135        290,892   --       171,277,027
   Philippines                             --     96,386,183   --        96,386,183
   Poland                                  --    111,220,569   --       111,220,569
   South Africa                     5,028,616    439,820,617   --       444,849,233
   South Korea                      1,107,748  1,091,815,647   --     1,092,923,395
   Taiwan                           1,180,409  1,254,421,725   --     1,255,602,134
   Thailand                       263,170,583        482,844   --       263,653,427
   Turkey                                  --    125,969,893   --       125,969,893
Preferred Stocks
   Brazil                          99,390,000             --   --        99,390,000
   Chile                                   --      4,195,197   --         4,195,197
   Colombia                         2,738,763             --   --         2,738,763
   India                              143,762             --   --           143,762
Rights/Warrants
   Brazil                                  --        327,212   --           327,212
   Chile                                   --        222,147   --           222,147
   Hong Kong                               --         10,653   --            10,653
   India                                   --        312,585   --           312,585
   Malaysia                                --         53,996   --            53,996
   South Korea                             --        427,461   --           427,461
   Taiwan                                  --         40,793   --            40,793
   Thailand                                --      1,229,207   --         1,229,207
Securities Lending Collateral              --    584,551,292   --       584,551,292
Futures Contracts**                 1,131,684             --   --         1,131,684
                               -------------- --------------   --    --------------
TOTAL                          $1,212,583,509 $6,545,588,039   --    $7,758,171,548
                               ============== ==============   ==    ==============

** Valued at the unrealized appreciation/(depreciation) on the investment.

                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
                            SCHEDULE OF INVESTMENTS
                               OCTOBER 31, 2017

                                                                                          PERCENTAGE
                                                                  SHARES      VALUE+    OF NET ASSETS**
                                                                 --------- ------------ ---------------
COMMON STOCKS -- (98.3%)
Consumer Discretionary -- (14.6%)
*   1-800-Flowers.com, Inc. Class A                                 44,330 $    416,702       0.0%
    Aaron's, Inc.                                                   58,430    2,150,224       0.1%
#   Adient P.L.C.                                                   22,979    1,938,508       0.0%
#   Adtalem Global Education, Inc.                                  35,557    1,313,831       0.0%
#*  Ascent Capital Group, Inc. Class A                               8,450       95,063       0.0%
#   Autoliv, Inc.                                                    9,404    1,174,183       0.0%
#*  AV Homes, Inc.                                                   3,852       64,136       0.0%
*   Ballantyne Strong, Inc.                                          9,030       57,490       0.0%
#*  Barnes & Noble Education, Inc.                                   7,710       42,020       0.0%
    Barnes & Noble, Inc.                                            55,600      389,200       0.0%
    Bassett Furniture Industries, Inc.                               2,900      112,520       0.0%
#   Beasley Broadcast Group, Inc. Class A                            9,471       89,501       0.0%
*   Beazer Homes USA, Inc.                                           4,326       90,759       0.0%
*   Belmond, Ltd. Class A                                           75,198      988,854       0.0%
#   Best Buy Co., Inc.                                             197,800   11,072,844       0.2%
#   Big 5 Sporting Goods Corp.                                      16,901      107,321       0.0%
*   Biglari Holdings, Inc.                                               8        2,860       0.0%
#*  BJ's Restaurants, Inc.                                          16,658      528,059       0.0%
#*  Build-A-Bear Workshop, Inc.                                     25,874      201,817       0.0%
    Caleres, Inc.                                                   74,697    2,041,469       0.0%
    Callaway Golf Co.                                               38,543      556,175       0.0%
*   Cambium Learning Group, Inc.                                    37,733      230,926       0.0%
    Canterbury Park Holding Corp.                                    2,755       35,815       0.0%
    Carnival Corp.                                                 489,649   32,507,797       0.5%
#   Carriage Services, Inc.                                         20,916      541,724       0.0%
*   Cavco Industries, Inc.                                           7,600    1,192,440       0.0%
#   CBS Corp. Class A                                               16,584      942,469       0.0%
*   Century Communities, Inc.                                        1,809       51,647       0.0%
*   Charter Communications, Inc. Class A                           339,394  113,415,293       1.7%
#*  Christopher & Banks Corp.                                       44,704       52,751       0.0%
#   Churchill Downs, Inc.                                            7,682    1,602,081       0.0%
    Citi Trends, Inc.                                                3,415       74,310       0.0%
#   Columbia Sportswear Co.                                          8,634      538,589       0.0%
    Comcast Corp. Class A                                        7,221,594  260,194,032       3.9%
#*  Conn's, Inc.                                                    25,450      782,587       0.0%
#   Core-Mark Holding Co., Inc.                                     96,236    3,277,798       0.1%
    CSS Industries, Inc.                                            10,465      313,741       0.0%
    Culp, Inc.                                                      10,036      318,141       0.0%
*   Delta Apparel, Inc.                                              7,532      157,645       0.0%
#*  Destination Maternity Corp.                                        200          464       0.0%
#   Dillard's, Inc. Class A                                        120,300    6,111,240       0.1%
*   Discovery Communications, Inc. Class B                           3,762       88,971       0.0%
*   Discovery Communications, Inc. Class C                           3,762       67,001       0.0%
#*  Dixie Group, Inc. (The)                                         11,800       45,430       0.0%
#*  Dorman Products, Inc.                                            9,311      643,483       0.0%
    Dover Motorsports, Inc.                                          1,889        3,684       0.0%
    DR Horton, Inc.                                                208,125    9,201,206       0.2%
#   Educational Development Corp.                                    1,679       20,988       0.0%
#*  Eldorado Resorts, Inc.                                          18,512      475,758       0.0%
    Escalade, Inc.                                                     277        3,421       0.0%
#*  EW Scripps Co. (The) Class A                                    81,265    1,409,135       0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE+    OF NET ASSETS**
                                                                 --------- ----------- ---------------
Consumer Discretionary -- (Continued)
#   Finish Line, Inc. (The) Class A                                 38,600 $   357,822       0.0%
    Flanigan's Enterprises, Inc.                                       865      18,684       0.0%
    Flexsteel Industries, Inc.                                       2,068     103,958       0.0%
    Ford Motor Co.                                               2,865,869  35,164,213       0.5%
#   Fred's, Inc. Class A                                            47,275     208,483       0.0%
*   FTD Cos., Inc.                                                  17,602     190,102       0.0%
#*  G-III Apparel Group, Ltd.                                       22,788     577,448       0.0%
#   GameStop Corp. Class A                                         104,752   1,957,815       0.0%
    Gaming Partners International Corp.                                500       5,440       0.0%
#   Gannett Co., Inc.                                               59,819     520,425       0.0%
    General Motors Co.                                           1,095,598  47,088,802       0.7%
*   Genesco, Inc.                                                   11,856     290,472       0.0%
    Graham Holdings Co. Class B                                      5,780   3,216,281       0.1%
*   Gray Television, Inc.                                           46,874     729,828       0.0%
#   Group 1 Automotive, Inc.                                        57,936   4,552,032       0.1%
#   Guess?, Inc.                                                    59,800     969,358       0.0%
#*  Hamilton Beach Brands Holding Co. Class A                        6,832     264,877       0.0%
#   Hamilton Beach Brands Holding Co. Class B                        6,832     264,877       0.0%
    Haverty Furniture Cos., Inc.                                    33,479     798,474       0.0%
*   Helen of Troy, Ltd.                                             61,653   5,727,564       0.1%
    Hooker Furniture Corp.                                          14,814     702,184       0.0%
*   Hyatt Hotels Corp. Class A                                      14,601     914,899       0.0%
#*  Iconix Brand Group, Inc.                                        41,336      67,791       0.0%
    International Speedway Corp. Class A                            24,844     965,189       0.0%
*   J Alexander's Holdings, Inc.                                     2,666      27,993       0.0%
#*  JAKKS Pacific, Inc.                                             13,103      36,033       0.0%
#*  JC Penney Co., Inc.                                             85,215     238,602       0.0%
    Johnson Outdoors, Inc. Class A                                  15,588   1,172,373       0.0%
#   KB Home                                                         30,800     844,844       0.0%
    Kohl's Corp.                                                    14,353     599,381       0.0%
    La-Z-Boy, Inc.                                                  56,332   1,518,147       0.0%
*   Lakeland Industries, Inc.                                        9,887     156,709       0.0%
#*  Lands' End, Inc.                                                16,864     183,818       0.0%
    Lennar Corp. Class A                                           224,100  12,475,647       0.2%
    Lennar Corp. Class B                                             7,868     377,271       0.0%
*   Liberty Broadband Corp. Class A                                 24,095   2,077,230       0.1%
*   Liberty Broadband Corp. Class B                                  1,905     166,764       0.0%
#*  Liberty Broadband Corp. Class C                                 67,601   5,900,891       0.1%
*   Liberty Expedia Holdings, Inc. Class A                          80,904   3,729,674       0.1%
#*  Liberty Expedia Holdings, Inc. Class B                           3,457     156,775       0.0%
*   Liberty Interactive Corp., QVC Group Class A                   815,470  18,527,478       0.3%
#*  Liberty Interactive Corp., QVC Group Class B                    35,706     813,204       0.0%
*   Liberty Media Corp.-Liberty Braves Class A                       9,638     226,300       0.0%
#*  Liberty Media Corp.-Liberty Braves Class B                         762      19,077       0.0%
*   Liberty Media Corp.-Liberty Braves Class C                      20,801     491,112       0.0%
#*  Liberty Media Corp.-Liberty Formula One Class A                 17,043     620,365       0.0%
*   Liberty Media Corp.-Liberty Formula One Class C                 44,409   1,693,759       0.0%
*   Liberty Media Corp.-Liberty SiriusXM Class A                    96,383   4,020,135       0.1%
*   Liberty Media Corp.-Liberty SiriusXM Class B                     7,622     323,821       0.0%
*   Liberty Media Corp.-Liberty SiriusXM Class C                   208,010   8,663,616       0.1%
*   Liberty TripAdvisor Holdings, Inc. Class A                      76,802     829,462       0.0%
*   Liberty TripAdvisor Holdings, Inc. Class B                       3,570      43,822       0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                                       PERCENTAGE
                                                                 SHARES    VALUE+    OF NET ASSETS**
                                                                 ------- ----------- ---------------
Consumer Discretionary -- (Continued)
#*  Liberty Ventures Series A                                    121,356 $ 6,912,438       0.1%
#*  Liberty Ventures Series B                                      5,186     310,512       0.0%
    Lifetime Brands, Inc.                                         16,431     306,438       0.0%
#*  Lions Gate Entertainment Corp. Class A                         4,691     136,133       0.0%
#*  Lions Gate Entertainment Corp. Class B                             1          28       0.0%
#   Lithia Motors, Inc. Class A                                   34,933   3,953,717       0.1%
*   Luby's, Inc.                                                  20,677      49,832       0.0%
*   M/I Homes, Inc.                                               37,930   1,266,862       0.0%
*   Madison Square Garden Co. (The) Class A                        9,852   2,193,942       0.1%
    Marcus Corp. (The)                                            18,899     513,108       0.0%
*   MarineMax, Inc.                                               29,164     540,992       0.0%
    Marriott Vacations Worldwide Corp.                             2,531     333,130       0.0%
#   Meredith Corp.                                                32,676   1,731,828       0.0%
*   Meritage Homes Corp.                                          28,156   1,371,197       0.0%
    MGM Resorts International                                    227,871   7,143,756       0.1%
*   Modine Manufacturing Co.                                      14,650     308,383       0.0%
*   Mohawk Industries, Inc.                                       98,740  25,846,182       0.4%
*   Monarch Casino & Resort, Inc.                                  1,103      49,205       0.0%
#*  Motorcar Parts of America, Inc.                               13,074     377,969       0.0%
    Movado Group, Inc.                                            21,998     609,345       0.0%
#*  MSG Networks, Inc. Class A                                    29,558     512,831       0.0%
#*  Murphy USA, Inc.                                              30,778   2,288,652       0.1%
#   Newell Brands, Inc.                                          209,562   8,545,938       0.1%
    News Corp. Class A                                           402,247   5,494,694       0.1%
    News Corp. Class B                                            99,903   1,388,652       0.0%
#   Nexstar Media Group, Inc. Class A                              3,146     200,715       0.0%
    Office Depot, Inc.                                           181,609     562,988       0.0%
#*  Overstock.com, Inc.                                           20,830     956,097       0.0%
#   Penske Automotive Group, Inc.                                 43,845   2,044,054       0.0%
*   Perry Ellis International, Inc.                               15,092     351,493       0.0%
    PulteGroup, Inc.                                             143,221   4,329,571       0.1%
    PVH Corp.                                                     31,964   4,053,355       0.1%
    RCI Hospitality Holdings, Inc.                                12,026     331,316       0.0%
#*  Red Robin Gourmet Burgers, Inc.                               31,175   2,132,370       0.1%
*   Regis Corp.                                                   44,912     670,536       0.0%
#   Rent-A-Center, Inc.                                           58,311     579,611       0.0%
    Rocky Brands, Inc.                                             8,729     159,741       0.0%
    Royal Caribbean Cruises, Ltd.                                322,500  39,915,825       0.6%
*   Ruby Tuesday, Inc.                                            17,500      41,475       0.0%
    Saga Communications, Inc. Class A                              8,693     380,319       0.0%
    Salem Media Group, Inc.                                       10,922      69,901       0.0%
    Scholastic Corp.                                              30,900   1,141,446       0.0%
#*  Sequential Brands Group, Inc.                                     70         182       0.0%
*   Shiloh Industries, Inc.                                       15,461     143,478       0.0%
#   Shoe Carnival, Inc.                                           32,650     612,841       0.0%
#   Sonic Automotive, Inc. Class A                                17,000     337,450       0.0%
    Speedway Motorsports, Inc.                                    14,935     297,953       0.0%
    Standard Motor Products, Inc.                                 37,342   1,630,725       0.0%
*   Stoneridge, Inc.                                              19,361     440,269       0.0%
    Strattec Security Corp.                                        5,224     241,088       0.0%
#   Superior Industries International, Inc.                       23,275     361,926       0.0%
    Superior Uniform Group, Inc.                                  17,956     421,427       0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                                          PERCENTAGE
                                                                  SHARES      VALUE+    OF NET ASSETS**
                                                                 --------- ------------ ---------------
Consumer Discretionary -- (Continued)
*   Tandy Leather Factory, Inc.                                      9,974 $     78,296       0.0%
#   Target Corp.                                                    41,911    2,474,425       0.1%
#   TEGNA, Inc.                                                    119,639    1,463,185       0.0%
    Time Warner, Inc.                                            1,534,860  150,861,389       2.3%
    Time, Inc.                                                     191,857    2,225,541       0.1%
    Toll Brothers, Inc.                                            179,799    8,277,946       0.1%
#*  Tuesday Morning Corp.                                           60,500      187,550       0.0%
    Twenty-First Century Fox, Inc. Class A                       1,287,383   33,665,065       0.5%
    Twenty-First Century Fox, Inc. Class B                         550,972   14,022,237       0.2%
*   Unifi, Inc.                                                     41,401    1,575,308       0.0%
#*  Universal Electronics, Inc.                                      3,206      192,360       0.0%
#*  Vista Outdoor, Inc.                                             69,826    1,460,062       0.0%
*   VOXX International Corp.                                         3,750       25,125       0.0%
    Walt Disney Co. (The)                                           26,220    2,564,578       0.1%
#   Whirlpool Corp.                                                 30,049    4,925,933       0.1%
#*  William Lyon Homes Class A                                      23,600      654,900       0.0%
                                                                           ------------      ----
Total Consumer Discretionary                                                988,573,240      14.8%
                                                                           ------------      ----
Consumer Staples -- (7.4%)
#   Alico, Inc.                                                        960       31,584       0.0%
*   Alliance One International, Inc.                                 3,508       37,536       0.0%
    Andersons, Inc. (The)                                           23,660      886,067       0.0%
    Archer-Daniels-Midland Co.                                     813,476   33,246,764       0.5%
#   Bob Evans Farms, Inc.                                           32,778    2,530,134       0.1%
    Bunge, Ltd.                                                    121,368    8,347,691       0.1%
*   CCA Industries, Inc.                                             8,323       24,927       0.0%
#*  Central Garden & Pet Co.                                        25,184      961,525       0.0%
*   Central Garden & Pet Co. Class A                                48,121    1,776,146       0.0%
    Constellation Brands, Inc. Class B                              12,615    2,734,301       0.1%
#*  Craft Brew Alliance, Inc.                                        9,754      178,011       0.0%
    CVS Health Corp.                                             1,510,745  103,531,355       1.6%
    Fresh Del Monte Produce, Inc.                                   39,437    1,755,341       0.0%
*   Hain Celestial Group, Inc. (The)                                87,292    3,144,258       0.1%
    Ingles Markets, Inc. Class A                                    11,437      266,482       0.0%
    Ingredion, Inc.                                                 62,117    7,786,366       0.1%
#   JM Smucker Co. (The)                                           108,204   11,475,034       0.2%
#   John B. Sanfilippo & Son, Inc.                                  10,428      613,688       0.0%
    Kraft Heinz Co. (The)                                          180,916   13,990,234       0.2%
#*  Landec Corp.                                                    37,056      490,992       0.0%
    Molson Coors Brewing Co. Class A                                 1,908      158,221       0.0%
    Molson Coors Brewing Co. Class B                               186,550   15,086,298       0.2%
    Mondelez International, Inc. Class A                         2,081,099   86,219,932       1.3%
    Oil-Dri Corp. of America                                         5,047      212,024       0.0%
    Omega Protein Corp.                                             25,852      566,159       0.0%
#*  Post Holdings, Inc.                                             50,201    4,163,169       0.1%
#   Sanderson Farms, Inc.                                           16,100    2,408,077       0.0%
    Seaboard Corp.                                                   1,812    7,973,017       0.1%
*   Seneca Foods Corp. Class A                                       6,301      226,836       0.0%
*   Seneca Foods Corp. Class B                                         300       11,355       0.0%
#   Snyder's-Lance, Inc.                                            32,153    1,209,917       0.0%
    SpartanNash Co.                                                 34,281      841,599       0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                                          PERCENTAGE
                                                                  SHARES      VALUE+    OF NET ASSETS**
                                                                 --------- ------------ ---------------
Consumer Staples -- (Continued)
#*  TreeHouse Foods, Inc.                                           24,190 $  1,605,732       0.0%
    Tyson Foods, Inc. Class A                                      405,030   29,530,737       0.5%
#   Universal Corp.                                                 22,290    1,278,332       0.0%
    Wal-Mart Stores, Inc.                                        1,266,497  110,577,853       1.7%
    Walgreens Boots Alliance, Inc.                                 725,538   48,081,403       0.7%
#   Weis Markets, Inc.                                              11,602      450,506       0.0%
                                                                           ------------       ---
Total Consumer Staples                                                      504,409,603       7.6%
                                                                           ------------       ---
Energy -- (11.9%)
    Adams Resources & Energy, Inc.                                   6,004      257,812       0.0%
    Anadarko Petroleum Corp.                                       258,932   12,783,473       0.2%
    Andeavor                                                       185,538   19,711,557       0.3%
#   Apache Corp.                                                    15,708      649,840       0.0%
    Archrock, Inc.                                                  69,200      830,400       0.0%
    Baker Hughes a GE Co.                                            4,305      135,306       0.0%
#   Bristow Group, Inc.                                             32,315      305,054       0.0%
#*  Callon Petroleum Co.                                            13,214      146,543       0.0%
    Chevron Corp.                                                1,102,451  127,763,046       1.9%
#*  Cloud Peak Energy, Inc.                                         33,115      140,739       0.0%
    ConocoPhillips                                               1,489,306   76,178,002       1.2%
*   Dawson Geophysical Co.                                              11           49       0.0%
    Delek US Holdings, Inc.                                         69,131    1,800,863       0.1%
    EOG Resources, Inc.                                              8,874      886,246       0.0%
*   Era Group, Inc.                                                 24,458      263,168       0.0%
*   Exterran Corp.                                                  34,600    1,116,542       0.0%
    Exxon Mobil Corp.                                            2,900,873  241,787,765       3.6%
    Green Plains, Inc.                                              26,534      488,226       0.0%
    Gulf Island Fabrication, Inc.                                   15,018      197,487       0.0%
*   Helix Energy Solutions Group, Inc.                             103,010      702,528       0.0%
#   Helmerich & Payne, Inc.                                         95,808    5,203,332       0.1%
#   Hess Corp.                                                     165,152    7,293,112       0.1%
    HollyFrontier Corp.                                             32,210    1,190,160       0.0%
#*  Hornbeck Offshore Services, Inc.                                 6,900       25,737       0.0%
*   International Seaways, Inc.                                         12          242       0.0%
    Kinder Morgan, Inc.                                          1,059,790   19,192,797       0.3%
    Marathon Oil Corp.                                             467,019    6,641,010       0.1%
    Marathon Petroleum Corp.                                       903,936   54,001,137       0.8%
*   Matrix Service Co.                                              15,423      217,464       0.0%
#   Murphy Oil Corp.                                               108,993    2,915,563       0.1%
#   Nabors Industries, Ltd.                                        181,974    1,024,514       0.0%
    NACCO Industries, Inc. Class A                                   6,832      284,211       0.0%
#   National Oilwell Varco, Inc.                                   213,118    7,286,504       0.1%
*   Natural Gas Services Group, Inc.                                15,026      417,723       0.0%
*   Newpark Resources, Inc.                                         85,815      750,881       0.0%
    Noble Energy, Inc.                                             133,794    3,728,839       0.1%
    Occidental Petroleum Corp.                                     327,755   21,163,140       0.3%
*   Parker Drilling Co.                                            103,773      108,962       0.0%
#   Patterson-UTI Energy, Inc.                                     152,325    3,012,988       0.1%
*   PDC Energy, Inc.                                                24,103    1,227,566       0.0%
*   PHI, Inc. Non-Voting                                            13,870      162,140       0.0%
*   PHI, Inc. Voting                                                   577        6,589       0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                                          PERCENTAGE
                                                                  SHARES      VALUE+    OF NET ASSETS**
                                                                 --------- ------------ ---------------
Energy -- (Continued)
    Phillips 66                                                    775,455 $ 70,628,441       1.1%
*   Pioneer Energy Services Corp.                                   74,262      141,098       0.0%
#   Pioneer Natural Resources Co.                                   88,400   13,230,828       0.2%
#*  Renewable Energy Group, Inc.                                     2,882       34,872       0.0%
#*  REX American Resources Corp.                                     4,050      357,129       0.0%
#*  Rowan Cos. P.L.C. Class A                                      118,378    1,696,357       0.0%
    Schlumberger, Ltd.                                             603,242   38,607,488       0.6%
*   SEACOR Holdings, Inc.                                           16,104      760,109       0.0%
#*  SEACOR Marine Holdings, Inc.                                    14,842      210,014       0.0%
#   SemGroup Corp. Class A                                           4,727      123,138       0.0%
    Ship Finance International, Ltd.                                12,481      185,967       0.0%
#*  Superior Energy Services, Inc.                                  75,686      667,551       0.0%
#*  Tesco Corp.                                                      3,745       14,418       0.0%
#*  Unit Corp.                                                      52,140      976,061       0.0%
    Valero Energy Corp.                                            605,899   47,799,372       0.7%
#*  Whiting Petroleum Corp.                                         16,007       96,202       0.0%
    Williams Cos., Inc. (The)                                      216,857    6,180,424       0.1%
                                                                           ------------      ----
Total Energy                                                                803,708,726      12.1%
                                                                           ------------      ----
Financials -- (23.4%)
#   1st Source Corp.                                                45,305    2,324,600       0.0%
    Aflac, Inc.                                                    170,305   14,286,886       0.2%
*   Alleghany Corp.                                                  3,115    1,763,775       0.0%
    Allstate Corp. (The)                                           211,174   19,820,792       0.3%
    American Equity Investment Life Holding Co.                     88,700    2,617,537       0.0%
    American Financial Group, Inc.                                 173,596   18,312,642       0.3%
    American International Group, Inc.                             665,461   42,995,435       0.7%
    American National Insurance Co.                                 23,302    2,836,552       0.1%
    AmeriServ Financial, Inc.                                       33,075      135,607       0.0%
#*  Arch Capital Group, Ltd.                                         3,094      308,286       0.0%
    Argo Group International Holdings, Ltd.                         51,636    3,250,486       0.1%
    Aspen Insurance Holdings, Ltd.                                 102,623    4,402,527       0.1%
    Associated Banc-Corp                                            31,434      795,280       0.0%
    Assurant, Inc.                                                  65,820    6,624,783       0.1%
    Assured Guaranty, Ltd.                                         122,989    4,562,892       0.1%
*   Asta Funding, Inc.                                                 885        6,328       0.0%
*   Atlanticus Holdings Corp.                                       12,867       29,208       0.0%
    Axis Capital Holdings, Ltd.                                      8,510      462,859       0.0%
#   Baldwin & Lyons, Inc. Class A                                      300        6,750       0.0%
    Baldwin & Lyons, Inc. Class B                                    6,556      150,460       0.0%
*   Bancorp, Inc. (The)                                                459        3,860       0.0%
    Bank Mutual Corp.                                               14,475      153,073       0.0%
    Bank of America Corp.                                        5,929,137  162,399,062       2.4%
    Bank of New York Mellon Corp. (The)                            732,922   37,708,837       0.6%
    BankFinancial Corp.                                             19,548      309,640       0.0%
    Bar Harbor Bankshares                                            2,733       82,619       0.0%
#   BB&T Corp.                                                     249,646   12,292,569       0.2%
    BCB Bancorp, Inc.                                                1,059       14,879       0.0%
    Berkshire Hills Bancorp, Inc.                                   30,747    1,177,610       0.0%
*   Brighthouse Financial, Inc.                                     86,355    5,369,554       0.1%
    Capital City Bank Group, Inc.                                   14,283      352,219       0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                                          PERCENTAGE
                                                                  SHARES      VALUE+    OF NET ASSETS**
                                                                 --------- ------------ ---------------
Financials -- (Continued)
    Capital One Financial Corp.                                    372,872 $ 34,371,341       0.5%
    Cathay General Bancorp                                          17,730      741,114       0.0%
    Century Bancorp, Inc. Class A                                      495       42,050       0.0%
    Chubb, Ltd.                                                    159,255   24,018,839       0.4%
    Cincinnati Financial Corp.                                      12,284      861,968       0.0%
#   CIT Group, Inc.                                                 45,907    2,140,184       0.0%
    Citigroup, Inc.                                              1,870,326  137,468,961       2.1%
    Citizens Community Bancorp, Inc.                                10,355      140,932       0.0%
    CME Group, Inc.                                                214,109   29,369,332       0.5%
#   CNA Financial Corp.                                            200,051   10,828,761       0.2%
    CNO Financial Group, Inc.                                      301,264    7,221,298       0.1%
    Codorus Valley Bancorp, Inc.                                       151        4,784       0.0%
    Comerica, Inc.                                                  16,431    1,290,984       0.0%
    Community West Bancshares                                          400        4,180       0.0%
#*  Consumer Portfolio Services, Inc.                               26,500      115,275       0.0%
#*  Cowen, Inc.                                                      3,989       59,835       0.0%
    Donegal Group, Inc. Class A                                     12,386      212,296       0.0%
*   E*TRADE Financial Corp.                                         89,699    3,909,979       0.1%
    EMC Insurance Group, Inc.                                       23,450      690,837       0.0%
    Enterprise Financial Services Corp.                                436       19,010       0.0%
    ESSA Bancorp, Inc.                                               8,217      132,869       0.0%
#   Evans Bancorp, Inc.                                              1,681       73,208       0.0%
    Everest Re Group, Ltd.                                          34,913    8,290,092       0.1%
    Farmers Capital Bank Corp.                                         302       12,563       0.0%
    FBL Financial Group, Inc. Class A                               24,660    1,907,451       0.0%
    Federal Agricultural Mortgage Corp. Class A                        177       12,965       0.0%
    Federal Agricultural Mortgage Corp. Class C                      9,200      683,008       0.0%
    Federated National Holding Co.                                  13,665      209,621       0.0%
#   Fidelity Southern Corp.                                          7,213      158,181       0.0%
    Fifth Third Bancorp                                            127,045    3,671,600       0.1%
*   First Acceptance Corp.                                          27,347       27,484       0.0%
#   First American Financial Corp.                                  61,982    3,373,060       0.1%
    First Bancorp                                                   16,138      592,265       0.0%
    First Business Financial Services, Inc.                            964       21,430       0.0%
    First Citizens BancShares, Inc. Class A                          8,627    3,493,935       0.1%
    First Commonwealth Financial Corp.                              30,547      444,764       0.0%
    First Community Bancshares, Inc.                                   183        5,466       0.0%
    First Defiance Financial Corp.                                  10,880      589,696       0.0%
    First Financial Northwest, Inc.                                 25,371      421,920       0.0%
    First Interstate Bancsystem, Inc. Class A                        2,348       92,276       0.0%
    First Merchants Corp.                                           36,312    1,561,416       0.0%
    First Midwest Bancorp, Inc.                                      7,168      165,509       0.0%
#   First South Bancorp, Inc.                                        2,278       42,485       0.0%
    FNB Corp.                                                       63,117      851,448       0.0%
*   FNFV Group                                                      15,438      266,305       0.0%
*   Genworth Financial, Inc. Class A                                34,964      115,731       0.0%
*   Global Indemnity, Ltd.                                           8,282      347,596       0.0%
    Goldman Sachs Group, Inc. (The)                                209,155   50,715,904       0.8%
    Great Southern Bancorp, Inc.                                     1,616       86,860       0.0%
    Great Western Bancorp, Inc.                                        260       10,553       0.0%
    Guaranty Federal Bancshares, Inc.                                1,684       35,600       0.0%
*   Hallmark Financial Services, Inc.                               20,834      241,466       0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                                          PERCENTAGE
                                                                  SHARES      VALUE+    OF NET ASSETS**
                                                                 --------- ------------ ---------------
Financials -- (Continued)
    Hanover Insurance Group, Inc. (The)                             88,829 $  8,738,997       0.1%
    Hartford Financial Services Group, Inc. (The)                  289,028   15,910,991       0.2%
    Heartland Financial USA, Inc.                                      465       22,901       0.0%
    Hilltop Holdings, Inc.                                          26,171      616,589       0.0%
*   HMN Financial, Inc.                                              3,456       63,418       0.0%
    Home Bancorp, Inc.                                                 719       30,802       0.0%
    HopFed Bancorp, Inc.                                             6,781       97,714       0.0%
    Horace Mann Educators Corp.                                     58,206    2,549,423       0.0%
    Huntington Bancshares, Inc.                                     70,847      977,689       0.0%
    Iberiabank Corp.                                                   697       51,404       0.0%
    Infinity Property & Casualty Corp.                              15,800    1,490,730       0.0%
    International Bancshares Corp.                                     800       32,480       0.0%
    Investment Technology Group, Inc.                               23,677      555,699       0.0%
    Investors Title Co.                                              1,069      202,789       0.0%
    Janus Henderson Group P.L.C.                                    11,721      407,305       0.0%
    JPMorgan Chase & Co.                                         2,748,095  276,485,838       4.2%
#   Kemper Corp.                                                    39,635    2,540,603       0.0%
    Kentucky First Federal Bancorp                                   2,400       23,040       0.0%
    KeyCorp                                                        526,210    9,603,332       0.2%
    Lakeland Bancorp, Inc.                                           8,740      179,607       0.0%
    Landmark Bancorp, Inc.                                           2,277       69,107       0.0%
    Legg Mason, Inc.                                                43,400    1,657,012       0.0%
    Lincoln National Corp.                                         134,595   10,199,609       0.2%
    Loews Corp.                                                    243,798   12,070,439       0.2%
    M&T Bank Corp.                                                   4,241      707,272       0.0%
    Macatawa Bank Corp.                                                291        2,922       0.0%
    Mackinac Financial Corp.                                         6,893      106,842       0.0%
#   Maiden Holdings, Ltd.                                            5,792       47,784       0.0%
    MainSource Financial Group, Inc.                                45,000    1,696,050       0.0%
*   Markel Corp.                                                       101      109,514       0.0%
    Marlin Business Services Corp.                                  14,241      311,878       0.0%
    MB Financial, Inc.                                              19,678      904,007       0.0%
#*  MBIA, Inc.                                                      82,267      596,436       0.0%
    MBT Financial Corp.                                              9,396       99,128       0.0%
    Mercantile Bank Corp.                                            4,422      159,634       0.0%
    MetLife, Inc.                                                  949,912   50,896,285       0.8%
    MidWestOne Financial Group, Inc.                                   346       12,183       0.0%
    Morgan Stanley                                               1,102,617   55,130,850       0.8%
    MutualFirst Financial, Inc.                                      2,300       89,010       0.0%
#   National Western Life Group, Inc. Class A                          900      321,822       0.0%
    Navigators Group, Inc. (The)                                     7,370      427,460       0.0%
#   New York Community Bancorp, Inc.                                52,185      655,444       0.0%
    NewStar Financial, Inc.                                         41,166      505,518       0.0%
    Northrim BanCorp, Inc.                                           5,734      186,355       0.0%
    OFG Bancorp                                                     30,191      268,700       0.0%
    Old Republic International Corp.                               172,923    3,508,608       0.1%
    Oppenheimer Holdings, Inc. Class A                               3,097       67,360       0.0%
    PacWest Bancorp                                                  1,076       51,992       0.0%
    Park Sterling Corp.                                                992       12,469       0.0%
#   People's United Financial, Inc.                                 69,156    1,290,451       0.0%
    Peoples Bancorp of North Carolina, Inc.                            250        8,523       0.0%
    Peoples Bancorp, Inc.                                           15,923      527,370       0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                                          PERCENTAGE
                                                                  SHARES      VALUE+    OF NET ASSETS**
                                                                 --------- ------------ ---------------
Financials -- (Continued)
*   PHH Corp.                                                       51,783 $    684,053       0.0%
#   Piper Jaffray Cos.                                                 312       22,807       0.0%
    PNC Financial Services Group, Inc. (The)                       217,040   29,688,902       0.5%
    Popular, Inc.                                                   56,536    2,073,740       0.0%
    Premier Financial Bancorp, Inc.                                  4,877      100,954       0.0%
    Principal Financial Group, Inc.                                218,754   14,404,951       0.2%
    Provident Financial Holdings, Inc.                                 544       10,516       0.0%
    Provident Financial Services, Inc.                              21,059      572,805       0.0%
    Prudential Financial, Inc.                                     497,625   54,967,657       0.8%
    Radian Group, Inc.                                             161,945    3,394,367       0.1%
    Regions Financial Corp.                                      1,302,555   20,163,551       0.3%
    Reinsurance Group of America, Inc.                             153,566   22,939,689       0.4%
    RenaissanceRe Holdings, Ltd.                                    12,667    1,752,606       0.0%
    Renasant Corp.                                                  42,102    1,743,023       0.0%
    Riverview Bancorp, Inc.                                          1,682       14,936       0.0%
    Safety Insurance Group, Inc.                                    26,197    2,153,393       0.0%
    Sandy Spring Bancorp, Inc.                                       9,125      368,741       0.0%
#*  Select Bancorp, Inc.                                               600        7,002       0.0%
#   Selective Insurance Group, Inc.                                 45,200    2,693,920       0.1%
    SI Financial Group, Inc.                                         5,661       84,915       0.0%
    Simmons First National Corp. Class A                             6,625      382,260       0.0%
    Southern National Bancorp of Virginia, Inc.                        193        3,152       0.0%
    State Auto Financial Corp.                                      15,100      387,164       0.0%
    State Street Corp.                                               4,112      378,304       0.0%
    Sterling Bancorp                                                87,478    2,191,324       0.0%
    Stewart Information Services Corp.                              12,271      465,562       0.0%
    SunTrust Banks, Inc.                                           255,532   15,385,582       0.2%
    Synchrony Financial                                            544,549   17,763,188       0.3%
    Synovus Financial Corp.                                         22,796    1,067,993       0.0%
    Timberland Bancorp, Inc.                                         2,500       75,775       0.0%
    Tiptree, Inc.                                                   37,071      246,522       0.0%
    Torchmark Corp.                                                  7,000      588,910       0.0%
    Travelers Cos., Inc. (The)                                     160,554   21,265,377       0.3%
    Trico Bancshares                                                   854       35,373       0.0%
    Trustmark Corp.                                                  4,194      138,150       0.0%
    Umpqua Holdings Corp.                                           34,932      714,709       0.0%
#*  Unico American Corp.                                             1,900       18,668       0.0%
#   Union Bankshares Corp.                                          37,042    1,278,319       0.0%
    United Bankshares, Inc.                                         12,121      435,750       0.0%
    United Financial Bancorp, Inc.                                   9,193      168,324       0.0%
    United Fire Group, Inc.                                         24,429    1,125,933       0.0%
    United Security Bancshares                                         440        4,136       0.0%
#   Unity Bancorp, Inc.                                              3,999       78,980       0.0%
    Univest Corp. of Pennsylvania                                      156        4,571       0.0%
    Unum Group                                                     517,445   26,927,838       0.4%
    Validus Holdings, Ltd.                                           8,958      466,533       0.0%
    Valley National Bancorp                                            768        8,832       0.0%
    Voya Financial, Inc.                                            14,373      577,220       0.0%
    Washington Federal, Inc.                                        97,887    3,406,468       0.1%
    Waterstone Financial, Inc.                                       1,426       27,379       0.0%
    Wells Fargo & Co.                                            3,062,801  171,945,648       2.6%
    WesBanco, Inc.                                                  31,678    1,279,791       0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                                          PERCENTAGE
                                                                 SHARES      VALUE+     OF NET ASSETS**
                                                                 ------- -------------- ---------------
Financials -- (Continued)
    Western New England Bancorp, Inc.                             11,698 $      123,414       0.0%
    Wintrust Financial Corp.                                      24,224      1,969,169       0.0%
#   WR Berkley Corp.                                               5,305        363,817       0.0%
#   XL Group, Ltd.                                               240,766      9,743,800       0.2%
#   Zions Bancorporation                                          53,325      2,477,479       0.0%
                                                                         --------------      ----
Total Financials                                                          1,582,367,621      23.7%
                                                                         --------------      ----
Health Care -- (12.0%)
    Abbott Laboratories                                          915,297     49,636,556       0.8%
    Aceto Corp.                                                   31,686        319,078       0.0%
*   Addus HomeCare Corp.                                           2,044         73,584       0.0%
    Aetna, Inc.                                                  558,462     94,955,294       1.4%
    Allergan P.L.C.                                              131,701     23,341,368       0.4%
    Analogic Corp.                                                 2,988        239,936       0.0%
*   AngioDynamics, Inc.                                           14,354        243,587       0.0%
*   Anika Therapeutics, Inc.                                      14,671        801,477       0.0%
    Anthem, Inc.                                                 504,640    105,575,734       1.6%
*   Aptevo Therapeutics, Inc.                                      4,339         12,388       0.0%
    Baxter International, Inc.                                    27,380      1,765,189       0.0%
*   Centene Corp.                                                 20,136      1,886,139       0.0%
    Cigna Corp.                                                  136,754     26,970,624       0.4%
#   CONMED Corp.                                                  43,239      2,257,941       0.0%
    Cooper Cos., Inc. (The)                                       13,956      3,353,069       0.1%
*   Cross Country Healthcare, Inc.                                 7,595        103,672       0.0%
*   CryoLife, Inc.                                                17,502        340,414       0.0%
#*  Cumberland Pharmaceuticals, Inc.                              23,319        172,794       0.0%
*   Cutera, Inc.                                                   1,289         50,658       0.0%
    Danaher Corp.                                                405,225     37,390,111       0.6%
    Digirad Corp.                                                 26,711         53,422       0.0%
#*  Emergent BioSolutions, Inc.                                    8,678        355,711       0.0%
#*  Envision Healthcare Corp.                                     30,743      1,309,652       0.0%
*   Enzo Biochem, Inc.                                            41,397        407,760       0.0%
*   Exactech, Inc.                                                 3,390        141,871       0.0%
*   Express Scripts Holding Co.                                  493,239     30,230,618       0.5%
    Humana, Inc.                                                 236,814     60,470,455       0.9%
*   Impax Laboratories, Inc.                                       4,700         85,305       0.0%
*   Integer Holdings Corp.                                        41,672      2,025,259       0.0%
#   Invacare Corp.                                                 7,330        113,615       0.0%
    Kewaunee Scientific Corp.                                      1,631         46,483       0.0%
    Kindred Healthcare, Inc.                                      22,803        137,958       0.0%
*   Laboratory Corp. of America Holdings                           7,577      1,164,661       0.0%
*   LHC Group, Inc.                                                1,418         94,737       0.0%
*   LifePoint Health, Inc.                                        82,208      3,958,315       0.1%
*   Magellan Health, Inc.                                         17,899      1,526,785       0.0%
    McKesson Corp.                                                14,709      2,028,077       0.0%
    Medtronic P.L.C.                                             814,175     65,557,371       1.0%
*   Merit Medical Systems, Inc.                                   13,395        509,680       0.0%
#*  Micron Solutions, Inc.                                         1,200          4,344       0.0%
#*  Molina Healthcare, Inc.                                       24,941      1,691,748       0.0%
*   Mylan NV                                                      28,680      1,024,163       0.0%
    National HealthCare Corp.                                      6,484        414,976       0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                                          PERCENTAGE
                                                                  SHARES      VALUE+    OF NET ASSETS**
                                                                 --------- ------------ ---------------
Health Care -- (Continued)
*   Natus Medical, Inc.                                             15,698 $    665,595       0.0%
*   Nuvectra Corp.                                                  13,890      194,599       0.0%
*   Omnicell, Inc.                                                  35,405    1,763,169       0.0%
    PerkinElmer, Inc.                                               76,500    5,532,480       0.1%
    Pfizer, Inc.                                                 4,178,729  146,506,239       2.2%
*   PharMerica Corp.                                                33,305      975,836       0.0%
#*  Prestige Brands Holdings, Inc.                                 111,489    5,228,834       0.1%
    Quest Diagnostics, Inc.                                         10,366      972,123       0.0%
*   RTI Surgical, Inc.                                              73,086      328,887       0.0%
*   Select Medical Holdings Corp.                                   42,204      808,207       0.0%
*   Surmodics, Inc.                                                  5,593      166,392       0.0%
    Teleflex, Inc.                                                  37,223    8,821,107       0.1%
    Thermo Fisher Scientific, Inc.                                 499,520   96,821,962       1.5%
#*  Tivity Health, Inc.                                             11,581      535,621       0.0%
*   Triple-S Management Corp. Class B                               20,684      496,623       0.0%
    UnitedHealth Group, Inc.                                        89,716   18,860,097       0.3%
*   WellCare Health Plans, Inc.                                     18,375    3,633,472       0.1%
    Zimmer Biomet Holdings, Inc.                                     3,522      428,346       0.0%
                                                                           ------------      ----
Total Health Care                                                           815,582,168      12.2%
                                                                           ------------      ----
Industrials -- (11.6%)
    AAR Corp.                                                       32,906    1,279,714       0.0%
#   ABM Industries, Inc.                                            64,500    2,707,065       0.1%
    Acme United Corp.                                                1,030       23,175       0.0%
    Actuant Corp. Class A                                            4,057      103,454       0.0%
*   AECOM                                                           55,835    1,957,575       0.1%
*   Aegion Corp.                                                    42,549      990,966       0.0%
#*  Aerovironment, Inc.                                             35,065    1,793,925       0.0%
    AGCO Corp.                                                      58,973    4,043,779       0.1%
*   Air Transport Services Group, Inc.                               6,308      152,654       0.0%
    Alamo Group, Inc.                                               22,751    2,400,230       0.1%
    Alaska Air Group, Inc.                                         105,252    6,949,790       0.1%
#   Albany International Corp. Class A                              20,551    1,240,253       0.0%
    AMERCO                                                          29,431   11,555,788       0.2%
*   Ameresco, Inc. Class A                                             981        7,554       0.0%
#   American Railcar Industries, Inc.                               20,003      796,119       0.0%
#   Apogee Enterprises, Inc.                                        36,374    1,736,131       0.0%
    ArcBest Corp.                                                   12,135      395,601       0.0%
    Arconic, Inc.                                                  331,751    8,333,585       0.1%
#   Argan, Inc.                                                         21        1,444       0.0%
    Astec Industries, Inc.                                          22,925    1,190,954       0.0%
#*  Atlas Air Worldwide Holdings, Inc.                              31,815    1,951,850       0.0%
    Barnes Group, Inc.                                              36,400    2,369,276       0.1%
    Brady Corp. Class A                                             38,500    1,464,925       0.0%
    Briggs & Stratton Corp.                                         41,033    1,034,032       0.0%
*   CAI International, Inc.                                         17,082      632,376       0.0%
*   Casella Waste Systems, Inc. Class A                              5,201       96,010       0.0%
    Caterpillar, Inc.                                              107,902   14,653,092       0.2%
*   CBIZ, Inc.                                                      38,149      646,626       0.0%
    CECO Environmental Corp.                                         3,773       33,089       0.0%
#   Celadon Group, Inc.                                             24,642      181,119       0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                                         PERCENTAGE
                                                                  SHARES     VALUE+    OF NET ASSETS**
                                                                 --------- ----------- ---------------
Industrials -- (Continued)
    Chicago Rivet & Machine Co.                                        700 $    21,217       0.0%
    CIRCOR International, Inc.                                      10,019     440,335       0.0%
    Columbus McKinnon Corp.                                         17,542     693,962       0.0%
    Comfort Systems USA, Inc.                                       44,560   1,974,008       0.1%
#   CompX International, Inc.                                          500       7,425       0.0%
*   Covenant Transportation Group, Inc. Class A                      7,080     210,276       0.0%
    CRA International, Inc.                                          7,613     321,725       0.0%
    CSX Corp.                                                    1,242,950  62,681,968       1.0%
    Cummins, Inc.                                                      900     159,192       0.0%
    Curtiss-Wright Corp.                                            46,353   5,481,242       0.1%
    Delta Air Lines, Inc.                                          433,135  21,669,744       0.3%
    DMC Global, Inc.                                                 1,436      31,233       0.0%
    Douglas Dynamics, Inc.                                          30,234   1,268,316       0.0%
*   Ducommun, Inc.                                                  12,645     416,906       0.0%
    Eastern Co. (The)                                               10,193     294,578       0.0%
    Eaton Corp. P.L.C.                                             265,270  21,226,905       0.3%
    EMCOR Group, Inc.                                               50,540   4,068,975       0.1%
    Encore Wire Corp.                                               19,966     901,465       0.0%
    EnerSys                                                         43,239   2,999,489       0.1%
*   Engility Holdings, Inc.                                          7,988     268,956       0.0%
    Ennis, Inc.                                                     30,835     621,325       0.0%
#   ESCO Technologies, Inc.                                         17,601   1,019,978       0.0%
    Espey Manufacturing & Electronics Corp.                          1,671      37,999       0.0%
    Essendant, Inc.                                                 24,021     232,523       0.0%
*   Esterline Technologies Corp.                                    44,968   4,265,215       0.1%
    Federal Signal Corp.                                            71,923   1,535,556       0.0%
    FedEx Corp.                                                    142,324  32,138,182       0.5%
    Fortune Brands Home & Security, Inc.                           123,726   8,173,340       0.1%
*   Franklin Covey Co.                                               3,046      59,092       0.0%
    FreightCar America, Inc.                                         9,404     176,043       0.0%
*   FTI Consulting, Inc.                                            36,136   1,544,814       0.0%
#   GATX Corp.                                                      65,445   3,888,087       0.1%
*   Gencor Industries, Inc.                                         13,149     237,997       0.0%
    General Electric Co.                                         2,120,584  42,750,973       0.7%
*   Genesee & Wyoming, Inc. Class A                                  1,200      86,136       0.0%
*   Gibraltar Industries, Inc.                                      24,203     804,750       0.0%
    Gorman-Rupp Co. (The)                                           22,882     731,766       0.0%
*   GP Strategies Corp.                                             18,583     539,836       0.0%
#   Granite Construction, Inc.                                      27,179   1,731,031       0.0%
*   Great Lakes Dredge & Dock Corp.                                 69,820     356,082       0.0%
#   Greenbrier Cos., Inc. (The)                                     22,451   1,171,942       0.0%
#   Griffon Corp.                                                   67,323   1,518,134       0.0%
#*  Hawaiian Holdings, Inc.                                          9,193     307,966       0.0%
    Heidrick & Struggles International, Inc.                        18,234     453,115       0.0%
*   Herc Holdings, Inc.                                              5,193     251,653       0.0%
*   Hertz Global Holdings, Inc.                                     55,682   1,384,811       0.0%
    Hurco Cos., Inc.                                                 7,910     353,972       0.0%
#*  Huron Consulting Group, Inc.                                     4,001     146,437       0.0%
    Hyster-Yale Materials Handling, Inc.                            12,246     961,189       0.0%
*   ICF International, Inc.                                         31,660   1,700,142       0.0%
    Ingersoll-Rand P.L.C.                                          213,109  18,881,457       0.3%
*   InnerWorkings, Inc.                                             96,587   1,050,867       0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                                       PERCENTAGE
                                                                 SHARES    VALUE+    OF NET ASSETS**
                                                                 ------- ----------- ---------------
Industrials -- (Continued)
    Insteel Industries, Inc.                                      17,578 $   449,118       0.0%
*   JetBlue Airways Corp.                                        324,893   6,221,701       0.1%
    Johnson Controls International P.L.C.                        151,178   6,257,257       0.1%
    Kadant, Inc.                                                   5,786     657,290       0.0%
    KAR Auction Services, Inc.                                    18,100     856,673       0.0%
#   KBR, Inc.                                                      3,600      70,668       0.0%
*   Key Technology, Inc.                                           3,199      53,807       0.0%
    Kimball International, Inc. Class B                           30,344     581,694       0.0%
    Korn/Ferry International                                      33,148   1,386,581       0.0%
*   Kratos Defense & Security Solutions, Inc.                      2,711      32,640       0.0%
    L3 Technologies, Inc.                                        100,470  18,805,975       0.3%
*   Lawson Products, Inc.                                          8,847     222,502       0.0%
    LB Foster Co. Class A                                          6,682     166,382       0.0%
    LSI Industries, Inc.                                          27,715     192,619       0.0%
*   Lydall, Inc.                                                  14,605     844,169       0.0%
    ManpowerGroup, Inc.                                           22,886   2,821,386       0.1%
    Marten Transport, Ltd.                                        79,636   1,564,847       0.0%
    Matson, Inc.                                                  62,316   1,696,865       0.0%
    Matthews International Corp. Class A                          12,387     778,523       0.0%
    Maxar Technologies, Ltd.                                       6,881     435,567       0.0%
    McGrath RentCorp                                              17,552     784,574       0.0%
#*  Mercury Systems, Inc.                                          2,055     103,716       0.0%
    Miller Industries, Inc.                                       20,099     567,797       0.0%
#   Mobile Mini, Inc.                                             54,461   1,802,659       0.0%
*   Moog, Inc. Class A                                            35,339   3,101,351       0.1%
    Mueller Industries, Inc.                                      30,912   1,074,192       0.0%
    Multi-Color Corp.                                                308      25,472       0.0%
*   MYR Group, Inc.                                               19,582     624,470       0.0%
#   National Presto Industries, Inc.                                 571      66,750       0.0%
*   Navigant Consulting, Inc.                                     12,297     212,861       0.0%
*   NL Industries, Inc.                                           38,770     504,010       0.0%
    NN, Inc.                                                      18,396     543,602       0.0%
    Norfolk Southern Corp.                                       545,229  71,653,995       1.1%
#*  Northwest Pipe Co.                                             6,690     122,026       0.0%
#*  NOW, Inc.                                                     62,737     785,467       0.0%
*   On Assignment, Inc.                                           53,951   3,302,880       0.1%
    Orbital ATK, Inc.                                             56,610   7,525,167       0.1%
    Oshkosh Corp.                                                 14,466   1,324,507       0.0%
    Owens Corning                                                149,300  12,345,617       0.2%
    PACCAR, Inc.                                                  12,743     914,055       0.0%
*   PAM Transportation Services, Inc.                              6,449     188,762       0.0%
    Pentair P.L.C.                                               117,934   8,309,630       0.1%
*   Perma-Pipe International Holdings, Inc.                        8,900      74,315       0.0%
    Powell Industries, Inc.                                        7,529     218,190       0.0%
    Quad/Graphics, Inc.                                            1,591      36,259       0.0%
    Quanex Building Products Corp.                                21,431     470,410       0.0%
*   Quanta Services, Inc.                                        168,307   6,350,223       0.1%
    Raytheon Co.                                                  44,355   7,992,771       0.1%
*   RCM Technologies, Inc.                                        15,745      93,210       0.0%
    Regal Beloit Corp.                                            16,070   1,304,080       0.0%
    Republic Services, Inc.                                      429,755  27,964,158       0.4%
    Resources Connection, Inc.                                    25,955     408,791       0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                                        PERCENTAGE
                                                                 SHARES     VALUE+    OF NET ASSETS**
                                                                 ------- ------------ ---------------
Industrials -- (Continued)
*   Roadrunner Transportation Systems, Inc.                          879 $      7,735       0.0%
*   RPX Corp.                                                     33,100      430,962       0.0%
*   Rush Enterprises, Inc. Class A                                32,603    1,655,580       0.0%
*   Rush Enterprises, Inc. Class B                                18,522      881,462       0.0%
    Ryder System, Inc.                                            89,844    7,284,552       0.1%
*   Saia, Inc.                                                     8,925      578,340       0.0%
*   SIFCO Industries, Inc.                                         6,623       48,348       0.0%
    SkyWest, Inc.                                                 38,506    1,813,633       0.0%
    Southwest Airlines Co.                                       645,761   34,780,687       0.5%
    Spartan Motors, Inc.                                          16,820      271,643       0.0%
*   Sparton Corp.                                                  8,563      199,432       0.0%
*   SPX FLOW, Inc.                                                12,803      527,868       0.0%
    Standex International Corp.                                   22,341    2,313,411       0.1%
    Stanley Black & Decker, Inc.                                 143,289   23,148,338       0.4%
    Steelcase, Inc. Class A                                       55,469      807,074       0.0%
#*  Team, Inc.                                                     6,674       82,090       0.0%
    Terex Corp.                                                   27,578    1,299,200       0.0%
    Tetra Tech, Inc.                                              45,222    2,227,183       0.1%
    Textron, Inc.                                                  1,844       97,253       0.0%
*   Titan Machinery, Inc.                                          2,883       42,928       0.0%
    Trinity Industries, Inc.                                     183,814    5,977,631       0.1%
    Triton International, Ltd.                                    24,053      959,715       0.0%
#   Triumph Group, Inc.                                           57,100    1,772,955       0.0%
#*  Tutor Perini Corp.                                            33,844      954,401       0.0%
*   Twin Disc, Inc.                                                  900       19,215       0.0%
*   Ultralife Corp.                                                3,309       24,818       0.0%
    UniFirst Corp.                                                18,705    2,946,037       0.1%
    Union Pacific Corp.                                          888,128  102,836,341       1.6%
*   United Continental Holdings, Inc.                            114,796    6,713,270       0.1%
    United Technologies Corp.                                    357,152   42,772,524       0.7%
    Universal Forest Products, Inc.                               31,800    3,590,220       0.1%
*   USA Truck, Inc.                                                7,482      105,496       0.0%
*   Vectrus, Inc.                                                  4,069      124,145       0.0%
*   Veritiv Corp.                                                  9,437      303,400       0.0%
    Viad Corp.                                                    23,193    1,346,354       0.0%
*   Virco Manufacturing Corp.                                     12,601       71,196       0.0%
    VSE Corp.                                                        610       29,951       0.0%
    Watts Water Technologies, Inc. Class A                         1,534      103,392       0.0%
    Werner Enterprises, Inc.                                      34,105    1,215,843       0.0%
*   Wesco Aircraft Holdings, Inc.                                  6,228       56,363       0.0%
*   WESCO International, Inc.                                     11,687      738,034       0.0%
*   Willis Lease Finance Corp.                                     6,713      168,429       0.0%
#*  XPO Logistics, Inc.                                           12,216      847,180       0.0%
                                                                         ------------      ----
Total Industrials                                                         782,039,338      11.7%
                                                                         ------------      ----
Information Technology -- (12.0%)
    Activision Blizzard, Inc.                                    982,162   64,321,789       1.0%
*   Actua Corp.                                                    1,184       18,293       0.0%
*   Acxiom Corp.                                                   7,769      195,468       0.0%
*   Agilysys, Inc.                                                14,791      181,486       0.0%
*   Alpha & Omega Semiconductor, Ltd.                             20,661      380,782       0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                                          PERCENTAGE
                                                                  SHARES      VALUE+    OF NET ASSETS**
                                                                 --------- ------------ ---------------
Information Technology -- (Continued)
    Analog Devices, Inc.                                            22,632 $  2,066,302       0.1%
*   ARRIS International P.L.C.                                      70,523    2,009,906       0.0%
*   Arrow Electronics, Inc.                                        175,521   14,671,800       0.2%
    AstroNova, Inc.                                                  6,285       78,248       0.0%
    Avnet, Inc.                                                    139,400    5,548,120       0.1%
    AVX Corp.                                                       72,760    1,370,798       0.0%
*   Aware, Inc.                                                     14,326       66,616       0.0%
*   Axcelis Technologies, Inc.                                         175        5,758       0.0%
*   AXT, Inc.                                                       16,521      153,645       0.0%
    Bel Fuse, Inc. Class A                                           3,574      100,840       0.0%
    Bel Fuse, Inc. Class B                                          11,381      368,175       0.0%
*   Benchmark Electronics, Inc.                                     62,063    1,920,850       0.0%
    Black Box Corp.                                                 18,611       57,694       0.0%
*   Blackhawk Network Holdings, Inc.                                25,926      880,188       0.0%
*   Blucora, Inc.                                                   57,127    1,239,656       0.0%
    Brocade Communications Systems, Inc.                           461,513    5,376,626       0.1%
    Brooks Automation, Inc.                                         50,847    1,748,628       0.0%
*   BSQUARE Corp.                                                    4,065       21,748       0.0%
*   CACI International, Inc. Class A                                24,830    3,569,313       0.1%
*   Calix, Inc.                                                     16,027       88,149       0.0%
#*  Cars.com, Inc.                                                  39,879      949,918       0.0%
    Cisco Systems, Inc.                                          4,715,767  161,043,443       2.4%
    Cohu, Inc.                                                      28,915      746,007       0.0%
#*  CommerceHub, Inc. Series A                                       5,992      133,801       0.0%
*   CommerceHub, Inc. Series C                                      14,580      310,991       0.0%
    Comtech Telecommunications Corp.                                15,569      334,889       0.0%
    Concurrent Computer Corp.                                       11,740       72,084       0.0%
*   Conduent, Inc.                                                 177,926    2,754,295       0.1%
    Convergys Corp.                                                197,364    5,078,176       0.1%
*   CoreLogic, Inc.                                                 96,545    4,527,961       0.1%
    Corning, Inc.                                                  785,955   24,608,251       0.4%
*   Cray, Inc.                                                      12,866      265,683       0.0%
    CSP, Inc.                                                        2,414       26,820       0.0%
    CTS Corp.                                                       66,936    1,820,659       0.0%
#*  CyberOptics Corp.                                                3,281       47,246       0.0%
#   Cypress Semiconductor Corp.                                     52,022      825,069       0.0%
*   Dell Technologies, Inc. Class V                                 38,133    3,156,268       0.1%
*   Digi International, Inc.                                        25,438      264,555       0.0%
*   Diodes, Inc.                                                     4,709      161,707       0.0%
*   DSP Group, Inc.                                                 46,713      625,954       0.0%
    DXC Technology Co.                                             228,936   20,952,223       0.3%
*   EchoStar Corp. Class A                                          23,551    1,317,678       0.0%
*   Edgewater Technology, Inc.                                       9,510       61,910       0.0%
*   Electro Scientific Industries, Inc.                              6,085      108,861       0.0%
#*  Electronics for Imaging, Inc.                                   58,110    1,793,275       0.0%
*   Emcore Corp.                                                       744        6,138       0.0%
    Entegris, Inc.                                                     300        9,825       0.0%
*   ePlus, Inc.                                                     17,490    1,672,044       0.0%
#*  Fabrinet                                                         4,055      150,765       0.0%
    Fidelity National Information Services, Inc.                   161,799   15,008,475       0.2%
#*  Finisar Corp.                                                   61,526    1,448,322       0.0%
*   First Solar, Inc.                                               28,266    1,549,542       0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                                          PERCENTAGE
                                                                  SHARES      VALUE+    OF NET ASSETS**
                                                                 --------- ------------ ---------------
Information Technology -- (Continued)
*   FormFactor, Inc.                                                46,295 $    842,569       0.0%
*   Frequency Electronics, Inc.                                      7,690       71,517       0.0%
#*  GSI Technology, Inc.                                             3,363       23,272       0.0%
#*  Harmonic, Inc.                                                  22,962       84,959       0.0%
    Hewlett Packard Enterprise Co.                                 894,616   12,453,055       0.2%
*   IAC/InterActiveCorp                                            125,298   16,169,707       0.3%
*   ID Systems, Inc.                                                 1,496       11,145       0.0%
#*  Inseego Corp.                                                    2,423        3,635       0.0%
*   Insight Enterprises, Inc.                                       42,100    1,896,605       0.0%
    Intel Corp.                                                  4,978,195  226,458,091       3.4%
*   IntriCon Corp.                                                   2,835       31,894       0.0%
*   Itron, Inc.                                                     31,001    2,422,728       0.1%
*   IXYS Corp.                                                       3,055       75,459       0.0%
    Juniper Networks, Inc.                                         212,100    5,266,443       0.1%
*   Key Tronic Corp.                                                17,623      132,701       0.0%
*   Kimball Electronics, Inc.                                       23,443      515,746       0.0%
*   Kulicke & Soffa Industries, Inc.                                71,688    1,623,733       0.0%
*   KVH Industries, Inc.                                            19,858      229,360       0.0%
#   Lam Research Corp.                                              11,111    2,317,421       0.1%
*   Lattice Semiconductor Corp.                                    108,469      634,544       0.0%
*   Limelight Networks, Inc.                                        10,944       54,173       0.0%
    ManTech International Corp. Class A                              2,048       95,048       0.0%
    Marvell Technology Group, Ltd.                                 166,418    3,073,740       0.1%
#*  Maxwell Technologies, Inc.                                       2,521       12,151       0.0%
    Methode Electronics, Inc.                                       79,272    3,717,857       0.1%
*   Micro Focus International P.L.C. Sponsored ADR                  23,383      816,768       0.0%
#*  Micron Technology, Inc.                                        789,853   34,998,386       0.5%
*   Microsemi Corp.                                                  7,940      423,758       0.0%
    MKS Instruments, Inc.                                           61,200    6,649,380       0.1%
*   NETGEAR, Inc.                                                   31,028    1,447,456       0.0%
*   Optical Cable Corp.                                             10,793       26,443       0.0%
*   PAR Technology Corp.                                            12,896      141,082       0.0%
    Park Electrochemical Corp.                                       1,642       31,001       0.0%
    PC Connection, Inc.                                             35,467      957,609       0.0%
    PC-Tel, Inc.                                                    22,216      147,736       0.0%
*   PCM, Inc.                                                       10,471      147,118       0.0%
*   Photronics, Inc.                                                79,712      773,206       0.0%
*   Plexus Corp.                                                    10,626      652,755       0.0%
#*  Qorvo, Inc.                                                     24,909    1,888,351       0.0%
    QUALCOMM, Inc.                                               1,059,256   54,032,649       0.8%
*   Rambus, Inc.                                                     1,069       15,725       0.0%
    Reis, Inc.                                                      13,511      246,576       0.0%
    Richardson Electronics, Ltd.                                    15,464      102,372       0.0%
*   Rogers Corp.                                                     7,543    1,147,139       0.0%
*   Rudolph Technologies, Inc.                                      16,097      446,692       0.0%
*   Sanmina Corp.                                                   39,846    1,303,960       0.0%
*   ScanSource, Inc.                                                14,745      633,298       0.0%
*   Sonus Networks, Inc.                                             6,622       51,652       0.0%
#   SS&C Technologies Holdings, Inc.                                51,586    2,073,757       0.1%
*   StarTek, Inc.                                                   22,913      273,581       0.0%
#*  SunPower Corp.                                                  18,322      130,453       0.0%
#*  Super Micro Computer, Inc.                                       5,886      117,131       0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                                        PERCENTAGE
                                                                 SHARES     VALUE+    OF NET ASSETS**
                                                                 ------- ------------ ---------------
Information Technology -- (Continued)
*   Sykes Enterprises, Inc.                                       20,292 $    587,250       0.0%
    SYNNEX Corp.                                                  55,900    7,539,792       0.1%
*   Synopsys, Inc.                                                 4,200      363,384       0.0%
    TE Connectivity, Ltd.                                        197,255   17,944,287       0.3%
#*  Tech Data Corp.                                               81,325    7,544,520       0.1%
*   Telenav, Inc.                                                  9,865       63,629       0.0%
    Teradyne, Inc.                                                26,789    1,148,980       0.0%
    Tessco Technologies, Inc.                                      8,689      139,024       0.0%
    TiVo Corp.                                                    19,000      344,850       0.0%
*   TTM Technologies, Inc.                                        55,241      871,703       0.0%
#*  Veeco Instruments, Inc.                                       15,978      288,403       0.0%
*   Virtusa Corp.                                                 30,064    1,147,242       0.0%
#   Vishay Intertechnology, Inc.                                 151,731    3,376,015       0.1%
*   Vishay Precision Group, Inc.                                  16,480      404,584       0.0%
    Western Digital Corp.                                        215,907   19,274,018       0.3%
*   Xcerra Corp.                                                  20,165      198,625       0.0%
    Xerox Corp.                                                  222,408    6,741,187       0.1%
*   XO Group, Inc.                                                 6,284      125,429       0.0%
    Xperi Corp.                                                   48,635    1,118,605       0.0%
                                                                         ------------      ----
Total Information Technology                                              815,388,827      12.2%
                                                                         ------------      ----
Materials -- (1.8%)
*   Alcoa Corp.                                                  110,583    5,283,656       0.1%
#*  Allegheny Technologies, Inc.                                  22,777      573,525       0.0%
#   Ampco-Pittsburgh Corp.                                         4,007       66,316       0.0%
    Ashland Global Holdings, Inc.                                112,560    7,651,829       0.1%
#   Bemis Co., Inc.                                               24,092    1,084,622       0.0%
    Cabot Corp.                                                   46,280    2,821,229       0.1%
#*  Century Aluminum Co.                                          15,822      221,508       0.0%
*   Clearwater Paper Corp.                                        16,822      776,335       0.0%
    Commercial Metals Co.                                         85,208    1,659,852       0.0%
    Core Molding Technologies, Inc.                               11,847      274,969       0.0%
    Domtar Corp.                                                   8,107      383,623       0.0%
    DowDuPont, Inc.                                               11,060      799,749       0.0%
*   Freeport-McMoRan, Inc.                                        17,132      239,505       0.0%
    Friedman Industries, Inc.                                      3,048       18,044       0.0%
    FutureFuel Corp.                                               6,104       92,659       0.0%
    Graphic Packaging Holding Co.                                154,000    2,385,460       0.0%
    Greif, Inc. Class A                                            4,885      271,264       0.0%
    Huntsman Corp.                                                50,242    1,608,749       0.0%
#   Kaiser Aluminum Corp.                                         27,181    2,695,812       0.1%
    KapStone Paper and Packaging Corp.                            80,984    1,818,901       0.0%
*   Kraton Corp.                                                   5,435      266,478       0.0%
*   Louisiana-Pacific Corp.                                      173,457    4,714,561       0.1%
    Martin Marietta Materials, Inc.                               23,633    5,124,816       0.1%
    Materion Corp.                                                18,497      949,821       0.0%
    Mercer International, Inc.                                    21,725      319,357       0.0%
    Minerals Technologies, Inc.                                   34,280    2,464,732       0.0%
#   Mosaic Co. (The)                                              17,274      385,901       0.0%
    Myers Industries, Inc.                                        30,343      655,409       0.0%
    Neenah Paper, Inc.                                             7,684      666,971       0.0%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                                          PERCENTAGE
                                                                  SHARES      VALUE+    OF NET ASSETS**
                                                                 --------- ------------ ---------------
Materials -- (Continued)
    Newmont Mining Corp.                                           141,468 $  5,115,483       0.1%
*   Northern Technologies International Corp.                        3,035       50,229       0.0%
    Nucor Corp.                                                    103,401    5,979,680       0.1%
    Olin Corp.                                                      69,801    2,549,830       0.1%
#   Olympic Steel, Inc.                                              9,986      188,536       0.0%
    PH Glatfelter Co.                                               50,600    1,060,576       0.0%
    Reliance Steel & Aluminum Co.                                   93,801    7,207,669       0.1%
#   Schnitzer Steel Industries, Inc. Class A                           400       11,780       0.0%
    Sensient Technologies Corp.                                     38,101    2,897,581       0.1%
    Steel Dynamics, Inc.                                            94,919    3,531,936       0.1%
*   SunCoke Energy, Inc.                                            62,210      689,909       0.0%
#   Synalloy Corp.                                                     949       13,571       0.0%
    Tredegar Corp.                                                  26,545      513,646       0.0%
    Tronox, Ltd. Class A                                             1,600       42,352       0.0%
#*  Universal Stainless & Alloy Products, Inc.                       6,269      128,514       0.0%
    Valvoline, Inc.                                                309,015    7,422,540       0.1%
    Vulcan Materials Co.                                            58,246    7,091,450       0.1%
    Westlake Chemical Corp.                                        158,152   13,428,686       0.2%
    WestRock Co.                                                   200,591   12,302,246       0.2%
    Worthington Industries, Inc.                                    47,320    2,153,060       0.0%
                                                                           ------------       ---
Total Materials                                                             118,654,927       1.8%
                                                                           ------------       ---
Real Estate -- (0.0%)
    Alexander & Baldwin, Inc.                                       66,838    3,023,751       0.1%
    Griffin Industrial Realty, Inc.                                  1,500       55,650       0.0%
#   Stratus Properties, Inc.                                         3,069       91,303       0.0%
                                                                           ------------       ---
Total Real Estate                                                             3,170,704       0.1%
                                                                           ------------       ---
Telecommunication Services -- (3.5%)
#   AT&T, Inc.                                                   6,369,205  214,323,748       3.2%
#   ATN International, Inc.                                             84        4,560       0.0%
#   CenturyLink, Inc.                                              512,432    9,731,084       0.2%
#   Frontier Communications Corp.                                   46,463      562,667       0.0%
*   General Communication, Inc. Class A                              2,840      116,128       0.0%
#*  Iridium Communications, Inc.                                    14,800      177,600       0.0%
*   Lumos Networks Corp.                                               500        8,980       0.0%
*   ORBCOMM, Inc.                                                   44,499      503,284       0.0%
    Spok Holdings, Inc.                                             12,522      212,248       0.0%
#*  Sprint Corp.                                                   422,600    2,763,804       0.0%
*   T-Mobile US, Inc.                                              113,786    6,800,989       0.1%
    Telephone & Data Systems, Inc.                                 111,207    3,241,684       0.1%
*   United States Cellular Corp.                                     7,591      277,755       0.0%
*   Vonage Holdings Corp.                                           85,934      698,643       0.0%
                                                                           ------------       ---
Total Telecommunication Services                                            239,423,174       3.6%
                                                                           ------------       ---
Utilities -- (0.1%)
*   Calpine Corp.                                                   62,921      940,040       0.0%
    Consolidated Water Co., Ltd.                                     6,656       81,869       0.0%
    NRG Energy, Inc.                                                55,469    1,386,725       0.1%

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                                                                    PERCENTAGE
                                                                          SHARES       VALUE+     OF NET ASSETS**
                                                                         --------- -------------- ---------------
Utilities -- (Continued)
#           Ormat Technologies, Inc.                                        20,134 $    1,307,300        0.0%
                                                                                   --------------      -----
Total Utilities                                                                         3,715,934        0.1%
                                                                                   --------------      -----
TOTAL COMMON STOCKS                                                                 6,657,034,262       99.9%
                                                                                   --------------      -----
RIGHTS/WARRANTS -- (0.0%)
(degrees)   Media General, Inc. Contingent Value Rights                     25,196          2,520        0.0%
(degrees)#* Safeway Casa Ley Contingent Value Rights                       157,807        160,158        0.0%
(degrees)#* Safeway PDC, LLC Contingent Value Rights                       157,807             47        0.0%
                                                                                   --------------      -----
TOTAL RIGHTS/WARRANTS                                                                     162,725        0.0%
                                                                                   --------------      -----
TOTAL INVESTMENT SECURITIES                                                         6,657,196,987
                                                                                   --------------
TEMPORARY CASH INVESTMENTS -- (0.1%)
            State Street Institutional U.S. Government Money Market
              Fund, 0.960%                                               4,529,115      4,529,115        0.1%
                                                                                   --------------      -----
SECURITIES LENDING COLLATERAL -- (1.6%)
(S)@        DFA Short Term Investment Fund                               9,416,487    108,958,173        1.6%
                                                                                   --------------      -----
TOTAL INVESTMENTS -- (100.0%) (Cost $3,699,158,691)                                $6,770,684,275      101.6%
                                                                                   ==============      =====

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


Summary of the Series' investments as of October 31, 2017, based on their valuation inputs, is as follows (See Security Valuation Note):

                                     INVESTMENTS IN SECURITIES (MARKET VALUE)
                                --------------------------------------------------
                                   LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                                -------------- ------------ ------- --------------
Common Stocks
   Consumer Discretionary       $  988,573,240           --   --    $  988,573,240
   Consumer Staples                504,409,603           --   --       504,409,603
   Energy                          803,708,726           --   --       803,708,726
   Financials                    1,582,367,621           --   --     1,582,367,621
   Health Care                     815,582,168           --   --       815,582,168
   Industrials                     782,039,338           --   --       782,039,338
   Information Technology          815,388,827           --   --       815,388,827
   Materials                       118,654,927           --   --       118,654,927
   Real Estate                       3,170,704           --   --         3,170,704
   Telecommunication Services      239,423,174           --   --       239,423,174
   Utilities                         3,715,934           --   --         3,715,934
Rights/Warrants                             -- $    162,725   --           162,725
Temporary Cash Investments           4,529,115           --   --         4,529,115
Securities Lending Collateral               --  108,958,173   --       108,958,173
                                -------------- ------------   --    --------------
TOTAL                           $6,661,563,377 $109,120,898   --    $6,770,684,275
                                ============== ============   ==    ==============

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of The DFA Investment Trust Company and Shareholders of the Series, as defined

In our opinion, the accompanying statements of assets and liabilities, including the summary schedules of portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights (included in Item 1 of this Form N-CSR) and the schedules of investments (included in Item 6 of this Form N-CSR) present fairly, in all material respects, the financial position of The U.S. Large Cap Value Series, The DFA International Value Series, The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Canadian Small Company Series, The Emerging Markets Series, The Emerging Markets Small Cap Series and The Tax-Managed U.S. Marketwide Value Series (the "Series") as of October 31, 2017, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements, financial highlights and schedules of investments (hereafter referred to as "financial statements") are the responsibility of the Series' management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of October 31, 2017 by correspondence with the custodians, brokers and the transfer agent of the investee fund, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 21, 2017

(b)  Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11. CONTROLS AND PROCEDURES.

  (a) Based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR (the "Report"), the Registrant's Co-Principal Executive Officers and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the Co-Principal Executive Officers and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

  (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the second fiscal quarter of the period covered by this Report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

  (a)(1) Code of Ethics is filed herewith.

  (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

  (a)(3) This item is not applicable.

  (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The DFA Investment Trust Company

By:  /s/ David P. Butler
     --------------------------
     David P. Butler
     Co-Chief Executive Officer

Date: January 8, 2018

By:  /s/ Gerard K. O'Reilly
     -------------------------
     Gerard K. O'Reilly
     Co-Chief Executive
     Officer and
     Chief Investment Officer

Date: January 8, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:  /s/ David P. Butler
     -------------------------
     David P. Butler
     Co-Principal Executive
     Officer
     The DFA Investment Trust
     Company

Date: January 8, 2018

By:  /s/ Gerard K. O'Reilly
     -------------------------
     Gerard K. O'Reilly
     Co-Principal Executive
     Officer
     The DFA Investment Trust
     Company

Date: January 8, 2018

By:  /s/ Gregory K. Hinkle
     -------------------------
     Gregory K. Hinkle
     Principal Financial
     Officer
     The DFA Investment Trust
     Company

Date: January 8, 2018